PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.9%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,560,000 $ 1,538,642
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 349,000 351,692
5.338% due 04/04/27 ~ 1,050,000 1,058,616
Mosaic Co.
4.050% due 11/15/27  600,000 596,331
3,545,281
Communications - 1.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  650,000 607,631
3.750% due 02/15/28  1,560,000 1,533,250
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 200,514
4.620% due 07/16/28 ~ 1,260,000 1,264,996
Orange SA (France)
4.000% due 01/13/29 ~ 635,000 628,778
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,415
3.200% due 03/15/27  1,200,000 1,185,450
Sprint Capital Corp.
6.875% due 11/15/28  770,000 814,286
6,294,320
Consumer, Cyclical - 4.3%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,128,000 1,120,298
American Honda Finance Corp.
4.390% (SOFR + 0.730%)
due 08/13/27 § 1,525,000 1,523,875
4.538% (SOFR + 0.870%)
due 07/09/27 § 1,600,000 1,601,291
AutoNation, Inc.
4.450% due 01/15/29  1,370,000 1,358,991
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,966
5.125% due 06/15/30  255,000 259,487
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 936,000 943,876
Ford Motor Credit Co. LLC
4.970% due 04/06/29  200,000 197,598
5.800% due 03/05/27  2,000,000 2,011,506
5.850% due 05/17/27  2,200,000 2,216,735
6.950% due 06/10/26  1,600,000 1,603,822
General Motors Financial Co., Inc.
1.500% due 06/10/26  1,100,000 1,093,646
2.350% due 02/26/27  1,900,000 1,864,076
5.400% due 05/08/27  1,480,000 1,493,386
6.000% due 01/09/28  780,000 797,736
Hyundai Capital America
due 04/06/28 # ~ 1,300,000 1,299,992
2.750% due 09/27/26 ~ † 1,560,000 1,548,391
5.650% due 06/26/26 ~ 1,080,000 1,082,985
22,077,657
Consumer, Non-Cyclical - 4.8%
Augusta SpinCo Corp.
4.398% due 03/23/29  695,000 693,193
a
Principal
Amount Value
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  $ 1,760,000 $ 1,751,001
4.700% due 04/02/27  1,730,000 1,734,152
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,000,000 990,147
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,230,000 1,241,370
Centene Corp.
4.250% due 12/15/27  1,118,000 1,098,860
Cigna Group
3.400% due 03/01/27  1,110,000 1,100,038
CVS Health Corp.
1.300% due 08/21/27  1,500,000 1,437,674
2.875% due 06/01/26  1,580,000 1,576,055
6.250% due 06/01/27  1,270,000 1,294,889
Global Payments, Inc.
4.500% due 11/15/28  1,254,000 1,242,143
HCA, Inc.
3.125% due 03/15/27  1,660,000 1,639,182
4.500% due 02/15/27  1,080,000 1,080,119
5.000% due 03/01/28  692,000 699,046
5.200% due 06/01/28  80,000 81,214
Humana, Inc.
1.350% due 02/03/27  1,020,000 993,569
3.950% due 03/15/27  770,000 766,794
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 492,000 492,430
6.125% due 07/27/27 ~ 500,000 510,274
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 711,000 717,858
Mars, Inc.
4.600% due 03/01/28 ~ † 1,157,000 1,164,436
Philip Morris International, Inc.
4.125% due 04/28/28  1,500,000 1,497,730
4.326% (SOFR + 0.660%)
due 10/27/28 § 1,115,000 1,114,589
24,916,763
Energy - 4.3%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,560,000 1,551,561
5.000% due 12/15/29  620,000 629,865
DCP Midstream Operating LP
5.625% due 07/15/27  1,808,000 1,831,879
Diamondback Energy, Inc.
5.200% due 04/18/27  1,660,000 1,673,444
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,570,000 1,583,557
5.300% due 04/05/29  1,340,000 1,367,845
5.900% due 11/15/26  1,600,000 1,613,664
EQT Corp.
3.125% due 05/15/26 ~ 480,000 479,054
3.900% due 10/01/27  567,000 560,271
Hess Corp.
4.300% due 04/01/27  1,070,000 1,070,840
Northwest Pipeline LLC
4.000% due 04/01/27  1,760,000 1,753,855
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,293,106
4.250% due 09/24/27  1,720,000 1,716,142
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  594,000 574,993
4.500% due 12/15/26  1,600,000 1,600,928

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.700% due 01/15/31 † $ 1,000,000 $ 997,310
Targa Resources Corp.
4.350% due 01/15/29  138,000 137,453
Western Midstream Operating LP
4.650% due 07/01/26  1,680,000 1,680,000
Williams Cos., Inc.
4.900% due 03/15/29  380,000 384,521
22,500,288
Financial - 32.3%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,600,000 1,613,760
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  1,600,000 1,583,316
4.125% due 02/28/29  560,000 552,688
4.625% due 10/15/27  610,000 610,914
6.100% due 01/15/27  1,500,000 1,516,656
6.450% due 04/15/27  1,150,000 1,171,917
American Express Co.
5.098% due 02/16/28  1,640,000 1,649,142
5.389% due 07/28/27  40,000 40,108
American Tower Corp.
3.375% due 10/15/26  1,500,000 1,491,502
3.600% due 01/15/28  1,720,000 1,694,931
Aon North America, Inc.
5.125% due 03/01/27  600,000 603,218
5.150% due 03/01/29  650,000 664,034
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,081,000 1,047,141
5.450% due 09/09/28 ~ 317,000 313,856
5.700% due 03/15/28  1,061,000 1,059,797
Arthur J Gallagher & Co.
4.600% due 12/15/27  460,000 461,444
Athene Global Funding
1.608% due 06/29/26 ~ 900,000 893,418
4.596% (SOFR + 0.950%)
due 04/19/27 ~ § 800,000 800,244
4.860% due 08/27/26 ~ 500,000 500,847
4.950% due 01/07/27 ~ 2,100,000 2,106,282
5.516% due 03/25/27 ~ 120,000 121,016
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 2,923,000 2,933,956
6.375% due 05/04/28 ~ 500,000 514,818
Bank of America Corp.
3.824% due 01/20/28  1,780,000 1,771,397
4.948% due 07/22/28  1,180,000 1,187,885
5.202% due 04/25/29 † 1,510,000 1,531,721
5.819% due 09/15/29  1,640,000 1,692,020
5.933% due 09/15/27  1,760,000 1,772,367
Bank of Montreal (Canada)
4.567% due 09/10/27  1,720,000 1,721,938
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  1,400,000 1,387,698
4.404% due 09/08/28  1,720,000 1,718,682
4.408% (SOFR + 0.760%)
due 09/15/28 § 1,610,000 1,610,314
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,400,000 1,379,000
4.219% due 05/24/30  438,000 431,397
4.837% due 09/10/28  1,300,000 1,305,289
5.501% due 08/09/28  790,000 799,276
5.674% due 03/12/28  1,600,000 1,615,315
5.829% due 05/09/27  1,800,000 1,801,984
a
Principal
Amount Value
Blackstone Private Credit Fund
3.250% due 03/15/27  $ 60,000 $ 58,517
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 1,500,000 1,488,914
4.792% due 05/09/29 ~ 1,060,000 1,063,981
Brown & Brown, Inc.
4.600% due 12/23/26  489,000 490,549
4.700% due 06/23/28  272,000 272,845
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,050,000 1,059,048
Capital One Financial Corp.
1.878% due 11/02/27 † 1,560,000 1,534,375
7.149% due 10/29/27  1,570,000 1,591,699
Citigroup, Inc.
1.462% due 06/09/27  1,680,000 1,670,367
3.070% due 02/24/28  1,600,000 1,580,918
Citizens Bank NA
4.575% due 08/09/28  1,000,000 1,000,768
Corebridge Financial, Inc.
3.650% due 04/05/27  1,660,000 1,645,373
Corebridge Global Funding
4.900% due 01/07/28 ~ 245,000 246,662
Crown Castle, Inc.
1.050% due 07/15/26  500,000 495,253
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 2,000,000 1,975,045
4.298% due 04/01/28 ~ 1,300,000 1,298,288
5.427% due 03/01/28 ~ 700,000 706,740
Deutsche Bank AG (Germany)
2.311% due 11/16/27  1,600,000 1,578,354
5.371% due 09/09/27  600,000 610,351
5.373% due 01/10/29  1,350,000 1,365,989
5.706% due 02/08/28  1,150,000 1,159,772
7.146% due 07/13/27  1,150,000 1,157,827
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,708,000 1,705,610
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 1,060,000 1,015,568
4.875% due 11/19/27 ~ 1,200,000 1,207,710
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 845,000 860,979
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,560,000 1,538,840
2.640% due 02/24/28  1,560,000 1,535,071
4.148% due 01/21/29  1,690,000 1,680,032
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 494,000 481,562
5.150% due 04/02/29 ~ 540,000 524,938
5.300% due 06/05/27 ~ 662,000 658,936
5.450% due 01/14/28  1,500,000 1,489,425
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,400,000 1,389,900
5.597% due 05/17/28  1,050,000 1,061,964
5.887% due 08/14/27  1,800,000 1,808,890
7.390% due 11/03/28  1,800,000 1,876,762
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,130,000 1,129,429
Huntington National Bank
4.388% (SOFR + 0.720%)
due 04/12/28 § 1,311,000 1,311,727
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,117,000 1,124,282

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ $ 1,600,000 $ 1,588,858
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 120,851
Jackson National Life Global Funding
4.638% (SOFR + 0.970%)
due 01/14/28 ~ § 1,500,000 1,498,065
4.900% due 01/13/27 ~ 474,000 475,809
5.550% due 07/02/27 ~ 1,700,000 1,716,074
JPMorgan Chase & Co.
2.069% due 06/01/29  1,970,000 1,874,751
2.182% due 06/01/28  1,680,000 1,637,990
2.947% due 02/24/28  1,700,000 1,678,853
5.012% due 01/23/30  1,680,000 1,703,743
6.087% due 10/23/29  1,260,000 1,309,436
Lloyds Banking Group PLC (United Kingdom)
4.709% (SOFR + 1.060%)
due 06/13/29 § † 1,600,000 1,606,868
5.462% due 01/05/28  550,000 554,120
5.871% due 03/06/29 † 1,840,000 1,885,922
LPL Holdings, Inc.
4.900% due 04/03/28  550,000 551,940
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,800,000 1,785,799
5.414% due 09/13/28  1,600,000 1,622,059
Morgan Stanley
3.591% due 07/22/28 § 1,880,000 1,858,305
3.772% due 01/24/29  1,680,000 1,657,946
5.042% due 07/19/30  800,000 809,412
5.652% due 04/13/28  1,570,000 1,589,007
5.656% due 04/18/30  1,640,000 1,687,359
Morgan Stanley Private Bank NA
4.440% (SOFR + 0.780%)
due 11/17/28 § 1,400,000 1,399,106
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  1,200,000 1,192,755
3.073% due 05/22/28  1,800,000 1,771,318
4.756% (SOFR + 1.100%)
due 05/23/29 § 1,580,000 1,586,320
5.516% due 09/30/28  1,400,000 1,420,824
PNC Financial Services Group, Inc.
5.102% due 07/23/27  800,000 801,575
5.300% due 01/21/28  1,860,000 1,872,976
6.615% due 10/20/27  2,100,000 2,124,481
RGA Global Funding
4.350% due 08/25/28 ~ 1,590,000 1,582,595
Royal Bank of Canada (Canada)
4.364% (SOFR + 0.700%)
due 11/03/28 § 1,640,000 1,635,746
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,169,000 1,179,632
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,580,000 1,595,692
5.500% due 04/13/29 ~ 200,000 203,045
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 781,000 773,004
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 400,000 397,894
Takeoff Merger Sub, Inc.
4.400% due 03/24/28 ~ 207,000 205,962
4.500% due 03/24/29 ~ 205,000 203,720
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 598,598
a
Principal
Amount Value
5.532% due 07/17/26  $ 40,000 $ 40,172
Truist Financial Corp.
1.125% due 08/03/27  1,700,000 1,629,856
4.873% due 01/26/29  1,060,000 1,067,296
5.435% due 01/24/30  80,000 81,897
6.047% due 06/08/27  1,730,000 1,734,430
U.S. Bancorp
3.100% due 04/27/26  50,000 49,962
5.384% due 01/23/30  430,000 440,435
6.787% due 10/26/27  1,660,000 1,682,271
U.S. Bank NA
4.570% (SOFR + 0.910%)
due 05/15/28 § 1,600,000 1,606,493
UBS AG (Switzerland)
4.458% (SOFR + 0.810%)
due 03/16/29 § 1,700,000 1,701,746
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 1,700,000 1,681,776
3.869% due 01/12/29 ~ 1,120,000 1,107,408
VICI Properties LP
4.750% due 02/15/28  1,640,000 1,642,102
4.750% due 04/01/28  87,000 87,105
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,340,000 1,336,564
Wells Fargo & Co.
2.393% due 06/02/28  1,580,000 1,542,435
3.196% due 06/17/27  1,600,000 1,595,495
3.526% due 03/24/28  1,520,000 1,507,809
4.900% due 01/24/28  1,098,000 1,102,147
5.707% due 04/22/28  1,810,000 1,833,627
6.303% due 10/23/29  660,000 687,478
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,307,000 1,296,172
167,337,634
Industrial - 1.2%
Amrize Finance U.S. LLC
4.600% due 04/07/27  466,000 467,280
Boeing Co.
3.100% due 05/01/26  500,000 499,355
6.259% due 05/01/27  2,020,000 2,055,444
CNH Industrial Capital LLC
1.450% due 07/15/26  1,060,000 1,050,504
4.500% due 10/08/27  1,480,000 1,479,875
Ingersoll Rand, Inc.
5.197% due 06/15/27  660,000 665,953
6,218,411
Technology - 1.3%
Broadcom, Inc.
5.050% due 07/12/27  213,000 215,240
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,326,000 1,315,242
4.900% due 10/01/26 † 1,660,000 1,662,458
Leidos, Inc.
4.100% due 03/15/29  437,000 432,775
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  355,000 353,430
Oracle Corp.
4.772% (SOFR + 1.110%)
due 02/04/29 § 1,700,000 1,685,164

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
VMware LLC
1.800% due 08/15/28  $ 880,000 $ 828,797
6,493,106
Utilities - 2.8%
AES Corp.
5.450% due 06/01/28  60,000 60,563
Cleco Corporate Holdings LLC
3.743% due 05/01/26  560,000 559,612
Dominion Energy, Inc.
1.450% due 04/15/26  784,000 783,052
2.850% due 08/15/26  760,000 755,964
DTE Energy Co.
4.875% due 06/01/28  965,000 973,866
Emera U.S. Finance LLC
4.500% due 04/01/29  1,046,000 1,044,962
ENEL Finance International NV (Italy)
3.500% due 04/06/28 ~ 1,090,000 1,069,145
4.125% due 09/30/28 ~ 442,000 438,450
Exelon Corp.
2.750% due 03/15/27  1,660,000 1,635,040
FirstEnergy Corp.
3.900% due 07/15/27  1,600,000 1,587,365
FirstEnergy Transmission LLC
4.550% due 01/15/30  500,000 499,683
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  717,000 720,685
NiSource, Inc.
5.250% due 03/30/28  660,000 670,647
Pacific Gas & Electric Co.
2.100% due 08/01/27  570,000 552,646
5.450% due 06/15/27  700,000 707,110
Pinnacle West Capital Corp.
4.900% due 05/15/28  246,000 247,968
Southern Co.
5.500% due 03/15/29  1,270,000 1,308,780
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 908,000 911,221
14,526,759
Total Corporate Bonds & Notes
    (Cost $272,914,354) 273,910,219
MORTGAGE-BACKED SECURITIES - 3.8%
Collateralized Mortgage Obligations - Commercial - 3.8%
ALA Trust
5.416% (SOFR + 1.743%)
due 06/15/40 ~ § 1,150,000 1,154,677
ARES Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 02/15/43 ~ § 193,000 192,434
Bank
4.285% due 11/15/61 § 176,409 176,262
Benchmark Mortgage Trust
3.042% due 08/15/52  277,360 272,233
BLP Commercial Mortgage Trust
5.015% (SOFR + 1.342%)
due 03/15/41 ~ § 263,850 264,159
BX Commercial Mortgage Trust
due 04/15/43 # ~ § 468,000 468,585
4.873% (SOFR + 1.200%)
due 03/15/43 ~ § 703,000 702,209
a
Principal
Amount Value
4.965% (SOFR + 1.293%)
due 12/15/39 ~ § $ 875,868 $ 876,821
5.064% (SOFR + 1.392%)
due 03/15/41 ~ § 1,115,596 1,118,228
5.115% (SOFR + 1.442%)
due 02/15/39 ~ § 799,982 801,880
5.116% (SOFR + 1.443%)
due 04/15/40 ~ § 811,445 812,628
5.314% (SOFR + 1.641%)
due 05/15/41 ~ § 662,575 663,352
BX Trust
4.423% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,851
4.816% (SOFR + 1.144%)
due 03/15/30 ~ § 1,540,153 1,534,206
4.823% (SOFR + 1.150%)
due 02/15/35 ~ § 965,000 961,087
5.066% (SOFR + 1.393%)
due 03/15/30 ~ § 159,091 158,024
5.114% (SOFR + 1.442%)
due 04/15/41 ~ § 741,480 742,470
5.164% (SOFR + 1.491%)
due 04/15/37 ~ § 140,183 140,284
COMM Mortgage Trust
3.317% due 09/10/50  426,077 423,179
DBGS Mortgage Trust
4.302% due 10/15/51  87,756 87,654
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 101,240
Extended Stay America Trust
4.873% (SOFR + 1.200%)
due 02/15/43 ~ § 933,220 934,426
4.973% (SOFR + 1.300%)
due 10/15/42 ~ § 740,000 740,972
GS Mortgage Securities Trust
4.106% due 07/10/51 § 67,784 67,576
HAVN Trust
5.373% (SOFR + 1.700%)
due 10/15/35 ~ § 80,000 79,647
Hilton USA Trust
4.194% due 11/05/38 ~ § 359,000 357,993
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  200,486 199,563
Morgan Stanley Bank of America Merrill Lynch
Trust
3.514% due 12/15/49  264,560 263,866
Morgan Stanley Capital I Trust
1.925% due 07/15/53  540,488 508,594
PLYM Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 03/15/43 ~ § 817,000 814,123
5.123% (SOFR + 1.450%)
due 03/15/43 ~ § 101,000 100,418
TCO Commercial Mortgage Trust
4.915% (SOFR + 1.243%)
due 12/15/39 ~ § 394,000 393,811
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  1,276,689 1,271,324
3.063% due 12/15/52  42,590 41,744
3.212% due 09/15/50  165,543 164,630
3.933% due 03/15/52  1,558,099 1,548,545
4.760% due 03/15/38 ~ § 301,000 301,103
19,525,798

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § $ 61,651 $ 60,693
OLIT Trust
3.000% due 11/25/38 ~ § 94,328 92,059
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 156,493 153,542
306,294
Total Mortgage-Backed Securities
    (Cost $19,743,902) 19,832,092
ASSET-BACKED SECURITIES - 21.2%
Automobile Other - 1.7%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 485,000 480,131
Exeter Automobile Receivables Trust
4.400% due 05/15/30  875,000 874,488
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  425,000 427,627
GMF Floorplan Owner Revolving Trust
4.422% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,477
4.790% due 03/15/29 ~ 490,000 492,400
4.822% (SOFR + 1.150%)
due 06/15/28 ~ § 990,000 991,528
4.910% due 03/15/30 ~ 820,000 825,918
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,045,000 1,049,714
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 875,000 881,155
5.038% due 07/25/31 ~ 81,936 82,527
5.121% due 12/29/32 ~ 624,031 629,248
5.185% due 07/25/31 ~ 346,864 349,734
Volkswagen Auto Lease Trust
4.010% due 01/22/29  1,345,000 1,343,681
8,558,628
Automobile Sequential - 7.7%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,340,000 1,347,431
4.590% due 03/15/34 ~ 1,063,601 1,066,629
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 700,000 695,067
4.770% due 02/20/29 ~ 1,638,000 1,648,446
4.800% due 08/20/29 ~ 205,000 206,630
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,095,000 1,099,043
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,275
CarMax Auto Owner Trust
3.970% due 12/16/30  1,400,000 1,391,931
4.840% due 01/15/30  45,000 45,330
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,280,000 1,276,866
4.550% due 08/12/30  785,000 788,306
4.640% due 01/10/30  394,593 395,866
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 1,580,000 1,587,356
4.510% due 02/22/28 ~ 1,375,586 1,378,996
4.820% due 02/20/29 ~ 805,000 812,420
a
Principal
Amount Value
5.060% due 03/20/31 ~ $ 150,000 $ 152,300
5.160% due 09/20/30 ~ 150,000 152,105
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,020,000 1,021,089
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,650,000 1,658,075
4.610% due 08/15/29  25,000 25,162
Ford Credit Floorplan Master Owner Trust A
4.422% (SOFR + 0.750%)
due 04/15/29 ~ § 730,000 732,695
4.630% due 04/15/30  845,000 851,299
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  2,150,000 2,159,448
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 148,004
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,814
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  1,695,000 1,706,837
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 695,000 699,224
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,480,000 1,486,268
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  30,000 30,246
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 550,000 551,121
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,075,000 1,078,847
4.740% due 01/16/29  256,187 256,677
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 950,000 953,319
4.750% due 07/22/30 ~ 2,565,000 2,582,698
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,155,000 1,150,796
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 1,480,000 1,481,629
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,475,000 1,482,792
USB Auto Owner Trust
4.490% due 06/17/30 ~ 385,000 386,793
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,849
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 995,000 990,212
4.410% due 05/18/40 ~ 1,570,000 1,573,862
4.570% due 01/18/40 ~ 1,462,041 1,467,431
World Omni Auto Receivables Trust
4.730% due 03/15/30  890,000 896,613
World Omni Select Auto Trust
4.080% due 08/15/31  225,000 223,971
39,911,768
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 181,419
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,900,000 1,917,324
5.530% due 05/15/29 ~ 1,315,000 1,322,683
WF Card Issuance Trust
4.340% due 05/15/30  1,445,000 1,453,447
4,874,873

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Other Asset-Backed Securities - 10.9%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ $ 847,986 $ 848,706
5.080% due 04/15/30 ~ 55,478 55,511
Affirm Master Trust
4.370% due 02/15/34 ~ 900,000 896,957
AIMCO CLO (Cayman)
due 04/16/37 # ~ § 1,660,000 1,660,000
Allegro CLO XV Ltd. (Cayman)
4.618% (SOFR + 0.950%)
due 04/20/38 ~ § 1,083,333 1,084,535
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 683,895 688,812
ARES LIV CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/38 ~ § 1,040,000 1,041,300
Bain Capital Credit CLO Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 04/20/34 ~ § 1,570,000 1,571,916
4.819% (SOFR + 1.150%)
due 04/22/35 ~ § 1,300,000 1,299,675
Barings CLO Ltd. (Cayman)
4.808% (SOFR + 1.140%)
due 01/20/36 ~ § 1,000,000 1,000,037
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,481,437 1,488,015
Bowling Green Park CLO LLC
4.668% (SOFR + 1.000%)
due 04/18/35 ~ § 444,000 444,115
Buckhorn Park CLO Ltd. (Cayman)
4.738% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,217
CCG Receivables Trust
4.480% due 10/14/32 ~ 83,574 83,886
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,975
4.590% due 08/16/27 ~ 191,469 191,818
4.770% due 08/15/35 ~ 530,000 533,767
DLLAA LLC
4.950% due 09/20/29 ~ 1,255,000 1,269,074
DLLAD LLC
5.300% due 07/20/29 ~ 150,000 152,396
DLLMT LLC
4.030% due 07/20/28 ~ 345,000 344,830
4.200% due 12/20/29 ~ 175,000 174,775
Dryden 68 CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,116
Flatiron CLO 19 Ltd. (Cayman)
4.833% (SOFR + 1.180%)
due 11/16/34 ~ § 965,772 966,515
Flatiron CLO 23 LLC
4.908% (SOFR + 1.240%)
due 04/17/36 ~ § 1,371,000 1,370,947
Flatiron RR CLO 22 LLC
4.582% (SOFR + 0.910%)
due 10/15/34 ~ § 2,140,000 2,137,968
Green Lakes Park CLO LLC
4.618% (SOFR + 0.950%)
due 01/25/38 ~ § 1,066,667 1,067,869
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,019,067 1,019,878
4.930% due 06/25/60 ~ 54,971 55,170
a
Principal
Amount Value
Harriman Park CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/20/38 ~ § $ 585,000 $ 585,717
Hartwick Park CLO Ltd. (Jersey)
4.828% (SOFR + 1.160%)
due 01/20/37 ~ § 1,600,000 1,600,041
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 1,444,711 1,450,144
Invesco CLO Ltd. (Cayman)
4.749% (SOFR + 1.080%)
due 10/22/34 ~ § 1,080,000 1,078,920
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,560,000 2,581,215
5.260% due 11/15/28 ~ 150,000 151,783
M&T Equipment Notes
4.700% due 12/16/27 ~ 562,146 564,144
Madison Park Funding XLV Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,261
Madison Park Funding XXVII Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 04/20/38 ~ § 1,237,500 1,238,851
Magnetite XXIII Ltd. (Cayman)
4.637% (SOFR + 0.990%)
due 01/25/35 ~ § 1,680,000 1,680,499
Magnetite XXVI Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 01/25/38 ~ § 1,800,000 1,801,820
Marlette Funding Trust
4.750% due 07/16/35 ~ 36,478 36,512
4.950% due 07/16/35 ~ 1,300,000 1,302,213
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.699% (SOFR + 1.040%)
due 07/23/36 ~ § 840,000 840,163
OHA Credit Funding 22 Ltd. (Cayman)
4.998% (SOFR + 1.330%)
due 07/20/38 ~ § 1,108,000 1,108,187
Oportun Issuance Trust
4.320% due 01/09/34 ~ 125,000 124,431
4.490% due 07/08/33 ~ 325,000 324,300
4.880% due 05/09/33 ~ 720,000 721,527
Palmer Square Loan Funding Ltd. (Cayman)
4.453% (SOFR + 0.800%)
due 02/15/33 ~ § 346,568 346,122
4.819% (SOFR + 1.150%)
due 01/15/33 ~ § 1,262,000 1,257,828
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 80,000 80,026
4.940% due 10/20/28 ~ 179,729 180,610
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 386,828 385,485
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 98,137 98,811
RCKT Trust
4.480% due 11/27/34 ~ 135,032 135,066
4.900% due 07/25/34 ~ 56,580 56,704
Reach ABS Trust
4.930% due 08/18/32 ~ 285,885 287,096
RKTL Trust
4.070% due 02/26/35 ~ 667,460 666,860
4.330% due 02/26/35 ~ 715,000 710,694

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
RR 16 Ltd. (Cayman)
4.722% (SOFR + 1.050%)
due 07/15/36 ~ § $ 1,370,000 $ 1,370,732
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,117,611 1,116,046
4.470% due 08/15/34 ~ 214,891 214,951
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,700,000 2,722,037
Upstart Securitization Trust
4.600% due 09/20/35 ~ 1,428,232 1,428,655
Valley Stream Park CLO Ltd. (Jersey)
4.858% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,014
Verdant Receivables LLC
4.850% due 03/13/28 ~ 133,797 134,265
Verizon Master Trust
4.510% due 03/20/30  1,270,000 1,276,229
4.620% due 11/20/30  260,000 262,126
4.710% due 01/21/31  1,250,000 1,263,320
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,309,000 1,311,234
Voya CLO Ltd. (Cayman)
4.618% (SOFR + 0.950%)
due 04/20/38 ~ § 1,230,769 1,232,135
4.668% (SOFR + 1.000%)
due 01/20/38 ~ § 392,857 393,338
56,669,892
Total Asset-Backed Securities
    (Cost $109,734,334) 110,015,161
U.S. TREASURY OBLIGATIONS - 10.6%
U.S. Treasury Notes - 10.6%
3.500% due 09/30/26 ‡ 27,534,600 27,498,297
4.250% due 03/15/27  27,130,400 27,263,919
54,762,216
Total U.S. Treasury Obligations
    (Cost $54,567,836) 54,762,216
SHORT-TERM INVESTMENTS - 11.0%
U.S. Treasury Bills - 11.0%
3.564% due 04/21/26 ‡ 28,883,300 28,825,164
3.671% due 06/25/26  28,514,800 28,273,603
57,098,767
Total Short-Term Investments
(Cost $57,104,441) 57,098,767
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.5%
    (Cost $514,064,867) 515,618,455
Shares
SECURITIES LENDING COLLATERAL - 1.5%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 923,736 923,736
Principal
Amount Value
Repurchase Agreements - 1.3%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$4,623,127; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $4,715,590) $ 4,622,654 $ 4,622,654
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$2,119,047; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$2,171,625) 2,115,750 2,115,750
6,738,404
Total Securities Lending Collateral
(Cost $7,662,140) 7,662,140
a
TOTAL INVESTMENTS - 101.0%
(Cost $521,727,007) 523,280,595
DERIVATIVES - (0.5%) (2,634,344)
OTHER ASSETS & LIABILITIES, NET - (0.5%) (2,336,408)
NET ASSETS - 100.0% $ 518,309,843

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/26 102 $ 21,242,990 $ 21,159,422 $ 83,568
CBOT 5 Year U.S. Treasury Notes 06/26 90 9,748,896 9,736,172 12,724
CBOT 10 Year U.S. Treasury Notes 06/26 41 4,523,561 4,552,922 (29,361)
CBOT U.S. Long Bond 06/26 23 2,587,852 2,619,125 (31,273)
CBOT Ultra U.S. Treasury Bond 06/26 9 1,037,593 1,049,062 (11,469)
Total Futures Contracts $ 24,189
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date Exchange
Notional
Amount (2) Value (3)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.S46 Q 1.000% 06/20/31 ICE $ 1,000 $ 51 $ 4 $ 47
a
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S GSC 04/15/26 $ 42,657,286 ( $ 208,681 ) $ – ( $ 208,681 )
iShares Core U.S. Aggregate Bond ETF SOFR + 0.170% S JPM 04/15/26 133,295,676 (653,199) – (653,199)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.140% S JPM 07/15/26 87,877,777 (429,535) – (429,535)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S JPM 07/15/26 47,183,309 (230,823) – (230,823)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.160% S JPM 10/15/26 96,660,107 (473,268) – (473,268)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.190% S JPM 01/15/27 135,081,305 (663,074) – (663,074)
( $ 2,658,580 ) $ – ( $ 2,658,580 )
Total Swap Agreements ( $ 2,658,529 ) $ 4 ( $ 2,658,533 )

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.1%
Basic Materials - 0.3%
Glencore Funding LLC (Australia)
due 07/01/33 # ~ $ 1,000,000 $ 1,001,646
Communications - 1.9%
Alphabet, Inc.
4.800% due 02/15/36  200,000 199,221
5.650% due 02/15/56 † 750,000 748,123
Amazon.com, Inc.
4.875% due 03/13/36  450,000 446,073
5.450% due 11/20/55  600,000 573,603
Beignet Investor LLC
6.581% due 05/30/49 ~ 1,000,000 1,028,931
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  1,250,000 877,436
Comcast Corp.
2.887% due 11/01/51  250,000 144,633
Verizon Communications, Inc.
3.400% due 03/22/41  500,000 384,157
5.000% due 01/15/36  1,000,000 979,665
5.875% due 11/30/55  500,000 486,692
5,868,534
Consumer, Cyclical - 3.4%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  2,308,775 2,251,511
3.600% due 03/22/29  2,052,231 2,028,938
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 902,365 876,618
British Airways Pass-Through Trust Class AA
(United Kingdom)
3.300% due 06/15/34 ~ 2,035,118 1,928,693
Delta Air Lines Pass-Through Trust Class AA
3.625% due 01/30/29  216,753 214,254
Ford Motor Credit Co. LLC
4.125% due 08/17/27  700,000 691,147
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,050,000 1,026,951
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,060,609
United Airlines Pass-Through Trust Class AA
4.150% due 02/25/33  458,501 449,410
10,528,131
Consumer, Non-Cyclical - 3.0%
Amgen, Inc.
4.850% due 02/19/36  850,000 835,475
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
5.450% due 01/23/39  750,000 762,372
CVS Health Corp.
5.450% due 09/15/35  700,000 702,974
Global Payments, Inc.
5.400% due 03/15/33  825,000 805,649
5.550% due 11/15/35  525,000 506,162
HCA, Inc.
4.900% due 11/15/35  450,000 435,240
5.700% due 11/15/55  400,000 372,367
Humana, Inc.
6.625% due 09/15/56  250,000 240,336
a
Principal
Amount Value
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
due 03/10/37 # ~ $ 250,000 $ 250,939
5.950% due 04/20/35  550,000 571,485
Keurig Dr. Pepper, Inc.
5.150% due 05/15/35  400,000 390,021
Laboratory Corp. of America Holdings
4.800% due 10/01/34  200,000 194,815
Maple Parent Holdings Corp.
5.700% due 03/26/36 ~ 950,000 944,317
Mars, Inc.
5.200% due 03/01/35 ~ 1,000,000 1,009,884
5.700% due 05/01/55 ~ 200,000 195,151
Novartis Capital Corp.
4.900% due 03/18/36  600,000 598,798
UnitedHealth Group, Inc.
5.750% due 07/15/64  750,000 714,694
9,530,679
Energy - 2.9%
Colonial Enterprises, Inc.
5.627% due 11/15/35 ~ 575,000 574,895
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  1,000,000 942,541
Enbridge, Inc. (Canada)
5.450% due 03/27/36  950,000 958,545
Energy Transfer LP
5.000% due 05/15/44  1,500,000 1,307,264
6.500% due 11/15/26  750,000 749,117
6.500% due 02/15/56  1,050,000 1,038,045
MPLX LP
5.300% due 04/01/36  550,000 542,340
5.650% due 03/01/53  1,000,000 917,263
ONEOK, Inc.
4.950% due 10/15/32  650,000 644,996
Plains All American Pipeline LP/PAA Finance
Corp.
5.600% due 01/15/36  950,000 953,476
Western Midstream Operating LP
5.500% due 12/15/35  400,000 393,592
9,022,074
Financial - 23.0%
Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/32 ~ 500,000 482,297
Agree LP
5.600% due 06/15/35  200,000 205,300
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.500% due 10/01/31 ~ 450,000 442,439
Allianz SE (Germany)
6.550% due 10/30/33 ~ † 400,000 400,910
American International Group, Inc.
5.450% due 05/07/35  1,445,000 1,474,591
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  461,000 475,826
Athene Global Funding
5.543% due 08/22/35 ~ † 825,000 810,438
Athene Holding Ltd.
6.625% due 05/19/55 † 825,000 795,632
Atlas Warehouse Lending Co. LP
4.950% due 11/15/30 ~ 750,000 736,472
5.250% due 01/15/33 ~ 500,000 484,509

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Aviation Capital Group LLC
4.800% due 10/24/30 ~ $ 250,000 $ 247,419
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 10/15/32 ~ 1,000,000 974,371
Banco Mercantil del Norte SA (Mexico)
8.375% due 10/14/30 ~ 907,000 939,430
8.375% due 05/20/31 ~ 900,000 925,875
Banco Santander SA (Spain)
4.551% due 11/06/30  650,000 640,969
Bank of America Corp.
2.482% due 09/21/36  2,250,000 1,946,965
5.511% due 01/24/36  750,000 765,101
Bank of New York Mellon Corp.
5.625% due 03/20/31  450,000 441,009
Bank of Nova Scotia (Canada)
7.350% due 04/27/85 † 800,000 808,435
Banque Federative du Credit Mutuel SA (France)
5.106% due 01/15/36 ~ 600,000 587,322
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
8.125% due 01/08/39 ~ 2,000,000 2,107,584
BNP Paribas SA (France)
5.786% due 01/13/33 ~ 1,000,000 1,034,056
6.875% due 12/15/33 ~ † 800,000 773,480
7.450% due 06/27/35 ~ † 300,000 301,276
BPCE SA (France)
6.027% due 05/28/36 ~ 500,000 511,527
6.347% due 01/13/47 ~ † 750,000 718,292
Brixmor Operating Partnership LP
5.750% due 02/15/35  1,500,000 1,541,290
Brown & Brown, Inc.
5.550% due 06/23/35  350,000 349,722
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ † 650,000 541,964
Capital One Financial Corp.
5.399% due 01/30/37  750,000 735,232
6.183% due 01/30/36  550,000 559,696
Citigroup, Inc.
5.174% due 09/11/36  750,000 743,744
5.411% due 09/19/39  1,000,000 977,299
6.020% due 01/24/36  450,000 459,650
Cousins Properties LP
4.875% due 03/01/33  600,000 577,962
Credit Agricole SA (France)
4.818% due 09/25/33 ~ 650,000 637,029
5.261% due 01/12/37 ~ † 750,000 734,056
5.862% due 01/09/36 ~ 500,000 515,256
7.125% due 09/23/35 ~ 800,000 807,895
Extra Space Storage LP
5.400% due 02/01/34  500,000 504,311
Fairfax Financial Holdings Ltd. (Canada)
5.750% due 05/20/35  350,000 358,904
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  2,600,000 2,320,259
5.625% due 09/15/34  500,000 492,663
Goldman Sachs Group, Inc.
5.218% due 04/23/31  1,400,000 1,423,942
5.387% due 02/02/41  950,000 918,191
5.536% due 01/28/36  250,000 254,230
High Street Funding Trust III
5.807% due 02/15/55 ~ † 900,000 856,003
Host Hotels & Resorts LP
2.900% due 12/15/31  800,000 711,595
a
Principal
Amount Value
HSBC Holdings PLC (United Kingdom)
5.279% due 03/10/37  $ 750,000 $ 736,810
5.450% due 03/03/36  250,000 250,828
6.750% due 03/24/31  600,000 593,761
6.950% due 08/27/31  300,000 299,425
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 450,000 456,875
JPMorgan Chase & Co.
4.810% due 10/22/36  850,000 825,632
5.193% due 02/05/37  950,000 933,888
5.294% due 07/22/35  975,000 987,402
5.502% due 01/24/36  1,000,000 1,023,894
5.572% due 04/22/36  500,000 515,437
5.576% due 07/23/36  700,000 709,150
6.254% due 10/23/34  750,000 806,654
6.500% due 04/01/30  250,000 256,679
Kilroy Realty LP
5.875% due 10/15/35  950,000 916,452
6.250% due 01/15/36  500,000 495,809
Kite Realty Group LP
5.200% due 08/15/32  600,000 601,807
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,000,000 626,210
Lloyds Banking Group PLC (United Kingdom)
6.625% due 09/27/35 † 800,000 764,267
LPL Holdings, Inc.
5.150% due 06/15/30  300,000 301,643
5.750% due 06/15/35  500,000 498,259
MetLife, Inc.
5.850% due 03/15/56 † 600,000 589,201
6.350% due 03/15/55  200,000 203,043
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.188% due 09/12/36  950,000 943,640
Morgan Stanley
2.484% due 09/16/36  2,000,000 1,721,533
5.664% due 04/17/36  800,000 819,698
5.831% due 04/19/35  1,500,000 1,557,781
Nippon Life Insurance Co. (Japan)
due 04/02/33 # ~ 400,000 400,664
Nordea Bank Abp (Finland)
6.750% due 11/10/33 ~ 800,000 798,104
Northwestern Mutual Life Insurance Co.
6.170% due 05/29/55 ~ 900,000 925,312
Peachtree Corners Funding Trust II
6.012% due 05/15/35 ~ 1,000,000 1,024,622
Phillips Edison Grocery Center Operating
Partnership I LP
4.750% due 03/15/33  350,000 341,693
4.950% due 01/15/35  750,000 727,911
Piedmont Operating Partnership LP
5.625% due 01/15/33  750,000 729,231
PNC Financial Services Group, Inc.
5.423% due 01/25/41  750,000 735,064
Principal Financial Group, Inc.
6.050% due 10/15/36  150,000 159,750
Realty Income Corp.
due 04/15/33 # 300,000 296,019
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 400,000 403,939
Royal Bank of Canada (Canada)
6.350% due 11/24/84  500,000 477,247
6.500% due 05/24/86  950,000 926,451

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Toronto-Dominion Bank (Canada)
6.350% due 10/31/85  $ 1,000,000 $ 984,693
UBS Group AG (Switzerland)
6.625% due 01/08/31 ~ 600,000 584,505
6.850% due 09/10/29 ~ 500,000 495,812
7.750% due 04/12/31 ~ 1,500,000 1,550,034
Ventas Realty LP
5.000% due 02/15/36  625,000 611,235
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 1,700,000 1,671,843
Wells Fargo & Co.
4.960% due 01/23/37 † 600,000 584,709
5.605% due 04/23/36  1,100,000 1,126,058
Westpac Banking Corp. (Australia)
5.618% due 11/20/35  1,250,000 1,265,489
72,308,581
Industrial - 3.2%
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 250,000 256,145
Boeing Co.
6.528% due 05/01/34  500,000 544,880
DAE Funding LLC (United Arab Emirates)
4.950% due 01/15/33 ~ 1,350,000 1,282,641
Eaton Corp.
4.800% due 03/06/36  400,000 395,071
GE Vernova, Inc.
5.500% due 02/04/56  500,000 481,342
Honeywell Aerospace, Inc.
4.950% due 03/16/36 ~ 450,000 446,665
5.732% due 03/16/56 ~ 550,000 544,033
Howmet Aerospace, Inc.
4.750% due 04/15/36  250,000 243,156
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,867,268
SMBC Aviation Capital Finance DAC (Ireland)
5.250% due 11/26/35 ~ 700,000 683,898
TD SYNNEX Corp.
5.300% due 10/10/35  1,000,000 969,366
Weir Group, Inc. (United Kingdom)
5.350% due 05/06/30 ~ 700,000 709,737
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ † 650,000 669,744
WSP Global, Inc. (Canada)
5.714% due 09/18/36 ~ 950,000 942,285
10,036,231
Technology - 1.5%
Fair Isaac Corp.
6.000% due 05/15/33 ~ 555,000 544,911
Fidelity National Information Services, Inc.
4.800% due 03/10/31  700,000 694,796
Kyndryl Holdings, Inc.
3.150% due 10/15/31  1,250,000 1,042,640
Oracle Corp.
3.900% due 05/15/35  350,000 296,523
5.500% due 09/27/64  500,000 383,272
5.700% due 02/04/36  700,000 673,345
6.700% due 02/04/56  200,000 185,765
Salesforce, Inc.
5.550% due 03/15/36  1,000,000 997,266
4,818,518
a
Principal
Amount Value
Utilities - 6.9%
AES Corp.
5.800% due 03/15/32  $ 1,350,000 $ 1,358,243
American Electric Power Co., Inc.
5.800% due 03/15/56  1,000,000 988,505
Brooklyn Union Gas Co.
5.456% due 03/16/36 ~ 900,000 892,165
6.415% due 07/18/54 ~ 400,000 407,065
CenterPoint Energy, Inc.
5.950% due 04/01/56  1,250,000 1,239,297
Duke Energy Indiana LLC
4.950% due 03/15/36  200,000 196,967
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 973,052
Duke Energy Progress NC Storm Funding LLC
2.387% due 07/01/39  2,650,000 2,261,964
Entergy Mississippi LLC
5.050% due 04/15/36  200,000 197,155
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 500,000 333,412
Nevada Power Co.
5.900% due 05/01/53  1,250,000 1,238,861
Niagara Mohawk Power Corp.
5.112% due 01/12/36 ~ 850,000 836,188
NiSource, Inc.
6.950% due 11/30/54  750,000 771,760
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54  550,000 526,179
Pacific Gas & Electric Co.
5.200% due 05/01/36  250,000 243,751
PacifiCorp
7.125% due 08/15/56  400,000 377,993
7.375% due 09/15/55  750,000 717,236
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 995,951
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  579,461 568,730
Public Service Co. of Colorado
5.050% due 06/15/36  450,000 443,731
RWE Finance U.S. LLC (Germany)
5.125% due 09/18/35 ~ 1,000,000 972,689
San Diego Gas & Electric Co.
5.200% due 03/15/36  500,000 498,898
5.950% due 03/15/56  500,000 501,686
Sempra
4.125% due 04/01/52  750,000 730,196
5.250% due 03/15/36  500,000 493,141
6.400% due 10/01/54  1,050,000 1,047,070
Southwestern Electric Power Co.
5.200% due 04/01/36  600,000 590,237
Texas Electric Market Stabilization Funding N
LLC
4.265% due 08/01/36 ~ 795,012 790,722
Vistra Operations Co. LLC
4.700% due 01/31/31 ~ 200,000 196,893
6.950% due 10/15/33 ~ 350,000 381,093
21,770,830
Total Corporate Bonds & Notes
    (Cost $147,284,645) 144,885,224

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
SENIOR LOAN NOTES - 7.8%
Communications - 0.5%
Proofpoint, Inc. Term B
6.700% (SOFR + 3.000%)
due 08/31/28 § $ 1,246,819 $ 1,202,986
StubHub Holdco Sub LLC Term B
due 03/15/30 ∞ 500,000 493,594
1,696,580
Consumer, Cyclical - 0.6%
BCPE Empire Holdings, Inc. Term B
6.918% (SOFR + 3.250%)
due 12/11/30 § ∞ 1,230,219 1,214,649
7.173% (SOFR + 3.500%)
due 12/29/32 § 266,667 263,001
Caesars Entertainment, Inc. Term B1
5.918% (SOFR + 2.250%)
due 02/06/31 § 473,986 461,346
1,938,996
Consumer, Non-Cyclical - 1.3%
Allied Universal Holdco LLC Term B
6.918% (SOFR + 3.250%)
due 08/20/32 § 1,243,750 1,244,786
Grant Thornton Advisors LLC Term B1
6.418% (SOFR + 2.750%)
due 06/02/31 § 983,834 919,885
Hopper Merger Sub, Inc. Term B
5.924% (SOFR + 3.669%)
due 04/07/33 § 1,000,000 988,693
Mavis Tire Express Services Topco Corp. Term B
6.668% (SOFR + 3.000%)
due 05/04/28 § 299,244 299,276
Medline Borrower LP Term B
5.418% (SOFR + 1.750%)
due 10/23/28 § 140,373 140,691
Wand NewCo 3, Inc. Term B2
6.168% (SOFR + 2.500%)
due 01/30/31 § 437,687 434,541
4,027,872
Energy - 0.5%
Colossus Acquireco LLC Term B
5.380% (SOFR + 1.750%)
due 07/30/32 § 1,492,500 1,488,636
Financial - 0.7%
Broadstreet Partners Group LLC Term B
6.168% (SOFR + 2.500%)
due 06/13/31 § 698,428 681,928
Focus Financial Partners LLC Term C
6.168% (SOFR + 2.500%)
due 09/15/31 § 548,622 531,391
IMA Financial Group, Inc. Term B
6.668% (SOFR + 3.000%)
due 11/01/28 § 493,747 489,797
Trucordia Insurance Holdings LLC
6.918% (SOFR + 3.250%)
due 06/17/32 ± § 349,123 322,939
2,026,055
Industrial - 3.1%
Azuria Water Solutions, Inc. Term B
due 01/27/33 ∞ 1,500,000 1,488,566
a
Principal
Amount Value
Chariot Buyer LLC Term B
6.418% (SOFR + 2.750%)
due 09/08/32 § $ 1,459,695 $ 1,447,264
Chart Industries, Inc. Term B
6.161% (SOFR + 2.500%)
due 03/15/30 § 494,258 494,464
Dycom Industries, Inc. Term B
5.423% (SOFR + 1.750%)
due 01/27/33 ± § 400,000 402,000
Indicor LLC Term B
6.200% (SOFR + 2.500%)
due 11/22/29 § 962,905 964,309
Proampac PG Borrower LLC Term B
7.782% (SOFR + 4.000%)
due 03/07/33 § 1,404,911 1,360,129
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.377% (SOFR + 2.750%)
due 04/30/30 § ∞ 2,444,432 2,452,071
TransDigm, Inc. Term J
6.168% (SOFR + 2.500%)
due 02/28/31 § 1,099,802 1,100,877
9,709,680
Technology - 1.1%
Central Parent LLC Term B
6.950% (SOFR + 3.250%)
due 07/06/29 § 615,921 441,384
Dayforce Bidco LLC Term B
6.663% (SOFR + 3.000%)
due 02/04/33 § 500,000 474,500
Epicor Software Corp. Term B
6.168% (SOFR + 2.500%)
due 05/30/31 § 1,172,025 1,150,489
Polaris Newco LLC Term B
due 06/02/28 ∞ 374,021 327,524
RealPage, Inc. Term B
due 04/24/28 ∞ 497,396 477,438
UKG, Inc. Term B
6.167% (SOFR + 2.500%)
due 02/10/31 § 749,618 716,949
3,588,284
Total Senior Loan Notes
    (Cost $24,956,891) 24,476,103
MORTGAGE-BACKED SECURITIES - 21.8%
Collateralized Mortgage Obligations - Commercial - 2.3%
CHI Commercial Mortgage Trust
5.117% due 04/15/42 ~ § 900,000 913,151
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
4.120% due 12/25/32 § 3,300,000 3,242,138
Hudson Yards Mortgage Trust
5.467% due 01/13/40 ~ § 356,000 364,589
LMRK Issuer Co. 2 LLC
5.520% due 09/15/55 ~ 350,000 349,934
Morgan Stanley Capital I Trust
3.912% due 09/09/32 ~ 400,000 370,866
PNW Trust
due 04/15/29 # ~ § 1,100,000 1,098,949
ROCK Trust
5.388% due 11/13/41 ~ 530,000 539,235

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
SLG Office Trust
2.585% due 07/15/41 ~ $ 100,000 $ 89,045
Velocity Commercial Capital Loan Trust
5.320% due 12/25/55 ~ § 192,398 190,875
6.030% due 02/25/55 ~ § 242,570 244,520
7,403,302
Collateralized Mortgage Obligations - Residential - 6.2%
A&D Mortgage Trust
4.912% due 02/25/71 ~ § 592,564 587,701
Angel Oak Mortgage Trust
5.141% due 08/25/70 ~ § 1,149,002 1,148,132
5.420% due 03/25/70 ~ § 722,932 724,831
5.509% due 06/25/70 ~ § 721,916 724,858
5.637% due 02/25/70 ~ § 897,359 902,295
5.691% due 01/25/70 ~ § 942,986 948,782
BRAVO Residential Funding Trust
5.573% due 03/25/65 ~ § 605,584 608,605
5.604% due 12/25/64 ~ § 1,335,932 1,342,736
COLT Mortgage Loan Trust
5.835% due 02/25/69 ~ § 684,898 687,025
GCAT Trust
due 02/25/71 # ~ § 1,100,000 1,101,980
JP Morgan Mortgage Trust
5.591% due 06/25/65 ~ § 379,481 381,306
5.592% due 02/25/64 ~ § 324,160 325,585
LHOME Mortgage Trust
5.652% due 01/25/40 ~ § 400,000 401,639
OBX Trust
4.846% due 11/25/65 ~ § 1,074,343 1,067,750
5.162% due 07/25/65 ~ § 363,974 363,830
5.400% due 02/25/55 ~ § 1,045,214 1,048,243
5.453% due 05/25/65 ~ § 396,969 398,530
5.547% due 12/25/64 ~ § 418,290 420,239
5.597% due 11/25/64 ~ § 1,182,170 1,188,551
5.648% due 12/01/64 ~ § 747,906 752,545
Pretium Mortgage Credit Partners LLC
4.000% due 07/25/69 ~ § 537,557 523,160
PRKCM Trust
5.546% due 02/25/60 ~ § 791,361 796,386
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/64  2,666,902 2,296,227
Seasoned Loans Structured Transaction Trust
3.000% due 10/25/35  806,379 751,591
19,492,527
Federal Home Loan Mortgage Corp. - 1.9%
3.000% due 07/01/52  1,623,768 1,430,267
4.000% due 09/01/52 - 02/01/55 2,203,751 2,086,318
5.500% due 10/01/53  1,268,547 1,278,611
6.500% due 07/01/53  1,249,111 1,293,846
6,089,042
Federal National Mortgage Association - 8.2%
3.000% due 02/01/50 - 10/01/53 1,118,328 1,000,655
3.500% due 07/01/43 - 08/01/52 1,038,473 970,796
4.000% due 06/01/52 - 08/01/55 10,646,137 10,070,844
4.000% due 01/01/55  3,968,616 3,748,634
4.500% due 04/01/50 - 11/01/54 1,685,566 1,640,832
5.000% due 11/01/52 - 01/01/56 2,900,827 2,891,419
5.500% due 09/01/44 - 07/01/55 3,610,839 3,652,004
6.000% due 07/01/53 - 09/01/53 1,774,286 1,819,014
25,794,198
a
Principal
Amount Value
Government National Mortgage Association - 3.2%
3.000% due 07/20/52  $ 1,497,932 $ 1,340,700
4.000% due 10/20/52 - 08/20/54 2,720,748 2,570,283
4.500% due 12/20/54  1,598,616 1,547,273
6.000% due 12/20/52 - 10/20/53 4,380,516 4,473,980
9,932,236
Total Mortgage-Backed Securities
    (Cost $68,371,362) 68,711,305
ASSET-BACKED SECURITIES - 9.5%
Automobile Other - 0.1%
Veros Auto Receivables Trust
4.840% due 05/15/29 ~ 350,000 349,953
Other Asset-Backed Securities - 9.4%
Basswood Park CLO Ltd. (Cayman)
5.168% (SOFR + 1.500%)
due 04/20/34 ~ § 250,000 250,529
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.079% due 03/20/56 ~ 950,000 939,977
GreenSky Home Improvement Issuer Trust
4.590% due 12/27/60 ~ 600,000 598,786
5.020% due 06/25/60 ~ 200,000 202,395
5.220% due 03/25/60 ~ 96,993 97,619
Kinetic ABS Issuer LLC
5.219% due 02/25/56 ~ 350,000 349,853
MetroNet Infrastructure Issuer LLC
5.273% due 04/20/56 ~ 700,000 704,019
Mosaic Solar Loan Trust
6.120% due 08/22/50 ~ 300,704 297,413
MVW LLC
1.740% due 10/20/37 ~ 46,377 44,155
4.930% due 10/20/40 ~ 687,995 691,475
Navient Education Loan Trust
5.020% due 07/15/55 ~ 406,968 408,164
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 148,313 143,907
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 149,040 136,557
0.940% due 07/15/69 ~ 2,325,454 2,123,189
1.220% due 07/15/69 ~ 287,138 271,396
1.310% due 01/15/69 ~ 188,574 179,280
1.690% due 05/15/69 ~ 1,050,953 985,275
2.640% due 05/15/68 ~ 113,013 111,555
4.160% due 10/15/70 ~ 2,263,666 2,213,147
Navient Refinance Loan Trust
4.720% due 09/15/55 ~ 259,227 257,798
Navient Student Loan Trust
1.310% due 12/26/69 ~ 734,240 633,928
1.320% due 08/26/69 ~ 574,562 509,645
3.390% due 12/15/59 ~ 600,809 592,072
4.376% (SOFR + 0.714%)
due 12/26/69 ~ § 440,985 434,833
4.826% (SOFR + 1.164%)
due 06/25/69 ~ § 452,892 454,741
Nelnet Student Loan Trust
4.650% due 08/20/54 ~ 374,937 370,614

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Neuberger Berman Loan Advisers CLO 31 Ltd.
(Cayman)
4.898% (SOFR + 1.230%)
due 01/20/39 ~ § $ 1,000,000 $ 1,000,293
OCP Aegis CLO Ltd. (Jersey)
5.218% (SOFR + 1.550%)
due 01/20/36 ~ § 850,000 845,748
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 408,787 408,709
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 232,114 233,853
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 89,474 89,490
Pagaya AI Debt Grantor Trust
5.628% due 07/15/32 ~ 92,652 92,845
Redaptive EAAS Issuer LLC
5.940% due 03/25/42 ~ 141,778 141,712
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,541,779 3,555,196
Service Experts Issuer LLC
5.380% due 01/20/37 ~ 89,183 88,975
SLM Student Loan Trust
4.699% (SOFR + 0.812%)
due 10/25/64 ~ § 321,896 322,705
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 915,935 839,176
1.290% due 07/15/53 ~ 290,703 277,902
1.680% due 02/15/51 ~ 432,968 411,305
2.230% due 09/15/37 ~ 838,815 814,931
2.820% due 10/15/35 ~ 10,408 10,401
3.440% due 07/15/36 ~ 218,644 217,028
3.500% due 02/15/36 ~ 89,882 89,547
3.600% due 01/15/37 ~ 113,685 113,103
3.630% due 11/15/35 ~ 103,635 103,241
4.480% due 05/16/50 ~ 754,770 748,052
4.517% (SOFR + 0.844%)
due 01/15/53 ~ § 2,227,915 2,211,463
4.680% due 12/15/53 ~ 650,000 642,682
5.060% due 03/16/54 ~ 1,153,701 1,162,222
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 292,672 282,970
UPG HI Issuer Trust
5.000% due 09/25/47 ~ 173,897 173,005
VB-S1 Issuer LLC
4.693% due 03/15/56 ~ 650,000 639,483
29,518,359
Total Asset-Backed Securities
    (Cost $30,206,179) 29,868,312
U.S. TREASURY OBLIGATIONS - 13.1%
U.S. Treasury Bonds - 9.4%
1.250% due 05/15/50  3,550,000 1,685,834
1.375% due 08/15/50  4,750,000 2,323,696
2.000% due 02/15/50  1,750,000 1,019,238
2.000% due 08/15/51  2,500,000 1,424,317
2.250% due 02/15/52  7,500,000 4,522,412
2.750% due 11/15/47  3,000,000 2,116,992
2.875% due 05/15/52  8,250,000 5,723,277
3.000% due 08/15/52  8,300,000 5,902,240
3.625% due 02/15/53  4,600,000 3,692,938
a
Principal
Amount Value
4.625% due 11/15/44  $ 1,300,000 $ 1,258,207
29,669,151
U.S. Treasury Notes - 3.7%
3.875% due 07/15/28  250,000 250,327
3.875% due 06/30/30  3,750,000 3,744,653
4.000% due 05/31/30  1,770,000 1,776,223
4.000% due 11/15/35  2,100,000 2,048,648
4.250% due 11/15/34  2,475,000 2,474,758
4.250% due 05/15/35  325,000 324,194
4.625% due 02/15/35  1,105,000 1,133,942
11,752,745
Total U.S. Treasury Obligations
    (Cost $51,126,520) 41,421,896
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.3%
    (Cost $321,945,597) 309,362,840
Shares
SECURITIES LENDING COLLATERAL - 3.2%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,182,210 1,182,210
Principal
Amount
Repurchase Agreements - 2.8%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$5,916,746; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $6,035,081) $ 5,916,139 5,916,139
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$2,711,988; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$2,779,278) 2,707,768 2,707,768
8,623,907
Total Securities Lending Collateral
(Cost $9,806,117) 9,806,117
a
TOTAL INVESTMENTS - 101.5%
(Cost $331,751,714) 319,168,957
OTHER ASSETS & LIABILITIES, NET - (1.5%) (4,804,650)
NET ASSETS - 100.0% $ 314,364,307

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 36.1%
Basic Materials - 2.5%
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ $ 1,337,000 $ 1,365,251
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 315,566
5.250% due 03/19/36 ~ 528,000 516,499
5.625% due 04/01/30 ~ 1,130,000 1,165,751
Ashland, Inc.
3.375% due 09/01/31 ~ 11,000 9,887
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 2,395,000 1,062,327
Carpenter Technology Corp.
5.625% due 03/01/34 ~ 10,000 9,920
Celulosa Arauco y Constitucion SA (Chile)
6.180% due 05/05/32 ~ 535,000 531,859
Chemours Co.
5.750% due 11/15/28 ~ 8,000 7,927
Commercial Metals Co.
5.750% due 11/15/33 ~ 117,000 115,879
6.000% due 12/15/35 ~ 161,000 158,887
Eastman Chemical Co.
5.000% due 08/01/29 † 880,000 888,359
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ † 744,000 703,634
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 830,000 826,144
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 1,576,000 1,197,319
Gerdau Trade, Inc. (Brazil)
5.750% due 06/09/35  700,000 709,625
Glencore Funding LLC (Australia)
5.673% due 04/01/35 ~ 680,000 694,961
6.375% due 10/06/30 ~ 1,849,000 1,962,283
6.500% due 10/06/33 ~ 10,660,000 11,539,816
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ † 1,333,000 1,364,487
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 2,000 2,028
9.250% due 10/01/28 ~ 7,000 7,259
OCP SA (Morocco)
3.750% due 06/23/31 ~ 810,000 736,651
6.750% due 05/02/34 ~ 1,155,000 1,202,721
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 1,555,000 1,111,724
6.800% due 05/13/30 ~ 855,000 841,363
Sociedad Quimica y Minera de Chile SA (Chile)
3.500% due 09/10/51 ~ 1,155,000 746,627
6.500% due 11/07/33 ~ 1,585,000 1,682,921
Steel Dynamics, Inc.
5.375% due 08/15/34  1,790,000 1,807,194
33,284,869
Communications - 4.1%
Alphabet, Inc.
4.800% due 02/15/36  1,822,000 1,814,902
Amazon.com, Inc.
4.875% due 03/13/36  1,614,000 1,599,914
AppLovin Corp.
5.375% due 12/01/31  525,000 530,341
5.500% due 12/01/34  5,180,000 5,139,180
AT&T, Inc.
3.650% due 09/15/59  3,131,000 2,030,413
a
Principal
Amount Value
5.375% due 08/15/35  $ 1,685,000 $ 1,707,493
Beignet Investor LLC
6.581% due 05/30/49 ~ 7,595,000 7,814,727
Black Pearl Compute LLC
6.125% due 02/15/31 ~ 454,000 462,647
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 01/15/34 ~ † 398,000 340,857
5.000% due 02/01/28 ~ 19,000 18,855
Charter Communications Operating LLC/Charter
Communications Operating Capital
6.384% due 10/23/35  335,000 340,416
6.550% due 06/01/34  775,000 805,030
6.650% due 02/01/34  390,000 407,045
Corning, Inc.
5.450% due 11/15/79  1,269,000 1,141,699
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 194,224
4.625% due 12/01/30 ~ 3,625,000 1,283,222
5.375% due 02/01/28 ~ † 1,111,000 822,864
11.250% due 05/15/28 ~ 204,000 166,893
Directv Financing LLC
8.875% due 02/01/30 ~ 469,000 467,990
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
10.000% due 02/15/31 ~ 11,000 11,238
Discovery Communications LLC
3.625% due 05/15/30  16,000 14,896
DISH DBS Corp.
5.250% due 12/01/26 ~ 690,000 684,479
5.750% due 12/01/28 ~ 1,070,000 1,035,543
EchoStar Corp.
10.750% due 11/30/29  5,092,925 5,504,768
Empresa Nacional de Telecomunicaciones SA
(Chile)
3.050% due 09/14/32 ~ 535,000 463,382
Expedia Group, Inc.
5.400% due 02/15/35 † 2,709,000 2,688,687
MercadoLibre, Inc. (Brazil)
4.900% due 01/15/33  1,355,000 1,316,653
Meta Platforms, Inc.
4.875% due 11/15/35  273,000 267,933
5.625% due 11/15/55 † 2,983,000 2,798,233
5.750% due 11/15/65  1,145,000 1,064,315
Millicom International Cellular SA (Guatemala)
4.500% due 04/27/31 ~ 620,000 565,629
Paramount Global
4.200% due 05/19/32  163,000 139,807
4.950% due 01/15/31  311,000 288,206
7.875% due 07/30/30  276,000 288,240
Prosus NV (China)
3.061% due 07/13/31 ~ 2,352,000 2,108,395
3.832% due 02/08/51 ~ 650,000 419,720
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,706,281
T-Mobile USA, Inc.
4.700% due 01/15/35  10,000 9,676
Time Warner Cable LLC
4.500% due 09/15/42  1,674,000 1,262,791
6.750% due 06/15/39  3,460,000 3,436,089
Uber Technologies, Inc.
4.800% due 09/15/35 † 905,000 878,614
WULF Compute LLC
7.750% due 10/15/30 ~ 9,000 9,516

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ziff Davis, Inc.
4.625% due 10/15/30 ~ † $ 758,000 $ 715,258
55,767,061
Consumer, Cyclical - 3.3%
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 819,058 815,102
Carnival Corp.
5.750% due 03/15/30 ~ 1,839,000 1,854,589
5.750% due 08/01/32 ~ 1,215,000 1,216,124
Choice Hotels International, Inc.
5.850% due 08/01/34 † 525,000 530,284
Cyprium Corp./Cyprium Holdings Luxembourg
SARL
6.375% due 04/15/34 ~ 775,000 754,185
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/28 ~ † 1,356,988 1,355,514
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,308,000 927,291
Discovery Global Holdings, Inc.
4.279% due 03/15/32 † 764,000 677,095
DR Horton, Inc.
5.000% due 10/15/34  1,605,000 1,584,691
5.500% due 10/15/35 † 695,000 705,563
El Puerto de Liverpool SAB de CV (Mexico)
6.255% due 01/22/32 ~ 765,000 792,972
6.658% due 01/22/37 ~ 880,000 904,200
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,030,000 900,607
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 623,534
4.125% due 08/17/27  1,085,000 1,071,278
6.800% due 05/12/28  380,000 391,529
7.122% due 11/07/33  390,000 409,878
General Motors Co.
5.600% due 10/15/32  130,000 133,153
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 565,937
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
11.500% due 08/15/29 ~ † 600,000 597,461
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 8,000 7,277
5.500% due 03/31/34 ~ 233,000 227,819
6.125% due 04/01/32 ~ 7,000 7,123
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
6.625% due 01/15/32 ~ 9,000 8,898
Hyundai Capital America
4.800% due 01/10/33 ~ 1,041,000 1,012,592
5.400% due 06/24/31 ~ 331,000 336,859
6.100% due 09/21/28 ~ 2,843,000 2,936,587
Kingpin Intermediate Holdings LLC
7.250% due 10/15/32 ~ 8,000 7,089
Latam Airlines Group SA (Chile)
7.875% due 04/15/30 ~ † 750,000 758,437
Lear Corp.
3.550% due 01/15/52  1,734,000 1,155,586
Lithia Motors, Inc.
4.375% due 01/15/31 ~ † 864,000 812,593
Marriott International, Inc.
5.100% due 05/01/38  1,050,000 998,666
5.500% due 04/15/37 † 553,000 550,823
a
Principal
Amount Value
Marriott Ownership Resorts, Inc.
4.750% due 01/15/28  $ 10,000 $ 9,848
Meritage Homes Corp.
5.650% due 03/15/35 † 2,412,000 2,410,585
MGM Resorts International
6.500% due 04/15/32 † 1,247,000 1,258,011
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 3,000 2,789
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 650,000 620,942
3.875% due 01/15/28 ~ 165,000 161,378
4.000% due 10/15/30 ~ 564,000 530,414
5.625% due 09/15/29 ~ 12,000 12,041
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 600,000 609,717
Phinia, Inc.
6.750% due 04/15/29 ~ 455,000 463,783
Royal Caribbean Cruises Ltd.
4.750% due 05/15/33  2,161,000 2,087,197
5.250% due 02/27/38 † 1,617,000 1,538,943
5.375% due 01/15/36  577,000 567,108
6.000% due 02/01/33 ~ 1,098,000 1,109,241
Sekisui House U.S., Inc.
6.000% due 01/15/43  55,000 50,324
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 9,000 8,938
5.750% due 11/15/32 ~ 572,000 573,181
United Airlines Holdings, Inc.
5.375% due 03/01/31 † 482,000 472,633
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  1,038,116 1,072,135
United Airlines, Inc.
4.625% due 04/15/29 ~ 816,000 801,132
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 9,000 8,892
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 3,043,000 3,218,797
Yum! Brands, Inc.
3.625% due 03/15/31  8,000 7,395
4.625% due 01/31/32  7,000 6,689
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 645,000 624,413
6.875% due 04/23/32 ~ 1,210,000 1,150,750
45,008,612
Consumer, Non-Cyclical - 2.6%
Amgen, Inc.
5.750% due 03/02/63  1,204,000 1,158,996
Ashtead Capital, Inc. (United Kingdom)
5.950% due 10/15/33 ~ 967,000 997,013
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 10,000 9,389
Bausch Health Cos., Inc. (Canada)
4.875% due 06/01/28 ~ 285,000 261,231
Block, Inc.
6.500% due 05/15/32  9,000 9,088
BRF SA (Brazil)
5.750% due 09/21/50 ~ 1,505,000 1,170,827
Centene Corp.
3.375% due 02/15/30 † 894,000 808,138
CVS Pass-Through Trust
6.036% due 12/10/28  830,048 837,999

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
HCA, Inc.
4.625% due 03/15/52  $ 1,273,000 $ 1,017,031
5.125% due 06/15/39  660,000 622,351
5.450% due 09/15/34  360,000 363,490
5.600% due 04/01/34  2,499,000 2,552,882
5.750% due 03/01/35  1,515,000 1,558,202
Herc Holdings, Inc.
7.000% due 06/15/30 ~ 522,000 535,616
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
due 03/10/37 # ~ 2,089,000 2,096,844
5.500% due 01/15/36  595,000 595,646
5.950% due 04/20/35  980,000 1,018,283
7.250% due 11/15/53  2,249,000 2,475,719
Kimberly-Clark de Mexico SAB de CV (Mexico)
2.431% due 07/01/31 ~ 355,000 323,620
Kroger Co.
5.500% due 09/15/54 † 662,000 615,230
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~ 5,000 4,764
4.375% due 01/31/32 ~ 5,000 4,650
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 1,290,000 1,169,557
Molina Healthcare, Inc.
3.875% due 11/15/30 ~ 437,000 390,999
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 5,000 4,807
Pilgrim's Pride Corp.
3.500% due 03/01/32 † 1,889,000 1,716,561
4.250% due 04/15/31  1,355,000 1,295,585
6.875% due 05/15/34 † 525,000 567,427
Post Holdings, Inc.
4.625% due 04/15/30 ~ 7,000 6,725
Radiology Partners, Inc.
8.500% due 07/15/32 ~ 7,000 7,106
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 210,000 192,047
Teva Pharmaceutical Finance Netherlands III BV
(Israel)
3.150% due 10/01/26  598,000 592,417
4.100% due 10/01/46 † 7,965,000 5,913,981
6.000% due 12/01/32  250,000 256,745
TriNet Group, Inc.
3.500% due 03/01/29 ~ 5,000 4,538
7.125% due 08/15/31 ~ 5,000 4,858
United Rentals North America, Inc.
3.750% due 01/15/32  8,000 7,342
3.875% due 02/15/31  8,000 7,526
5.375% due 11/15/33 ~ 2,416,000 2,351,806
6.125% due 03/15/34 ~ 2,275,000 2,306,479
Viatris, Inc.
4.000% due 06/22/50  250,000 163,990
35,997,505
Energy - 3.9%
Aker BP ASA (Norway)
5.250% due 10/30/35 ~ 1,892,000 1,840,761
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
4.650% due 06/15/33  359,000 353,444
Canadian Natural Resources Ltd. (Canada)
5.400% due 12/15/34 † 2,709,000 2,741,661
Cheniere Energy Partners LP
5.950% due 06/30/33  2,609,000 2,735,938
a
Principal
Amount Value
Chord Energy Corp.
6.000% due 10/01/30 ~ $ 7,000 $ 7,097
6.750% due 03/15/33 ~ 7,000 7,232
Continental Resources, Inc.
2.875% due 04/01/32 ~ † 2,245,000 1,967,232
5.750% due 01/15/31 ~ 5,855,000 5,969,401
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 5,000 5,003
7.625% due 04/01/32 ~ 1,679,000 1,704,821
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,605,380
Devon Energy Corp.
4.500% due 01/15/30  815,000 812,677
Ecopetrol SA (Colombia)
7.750% due 02/01/32  934,000 943,989
8.375% due 01/19/36  990,000 1,004,584
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,219,226
5.875% due 03/30/31 ~ 480,000 447,066
Energy Transfer LP
5.300% due 04/15/47  1,897,000 1,680,243
5.550% due 05/15/34  885,000 901,475
5.600% due 09/01/34  1,300,000 1,325,384
6.550% due 12/01/33  2,100,000 2,268,006
8.000% due 05/15/54  9,000 9,432
EQT Corp.
3.125% due 05/15/26 ~ 25,000 24,951
3.900% due 10/01/27  171,000 168,971
5.000% due 01/15/29  375,000 377,505
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ † 510,000 500,606
Harbour Energy PLC (United Kingdom)
6.327% due 04/01/35 ~ † 1,205,000 1,235,556
Helmerich & Payne, Inc.
5.500% due 12/01/34 † 2,011,000 1,978,073
Matador Resources Co.
6.500% due 04/15/32 ~ 67,000 67,779
Oceaneering International, Inc.
6.000% due 02/01/28  4,000 4,019
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31  204,000 203,451
5.600% due 01/15/36  405,000 406,482
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,300,000 778,032
5.000% due 02/02/36 ~ 1,315,000 1,265,460
6.000% due 02/02/56 ~ 555,000 523,956
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 1,306,000 1,155,748
SM Energy Co.
6.750% due 08/01/29 ~ 1,005,000 1,020,866
7.000% due 08/01/32 ~ † 603,000 616,175
8.625% due 11/01/30 ~ 97,000 102,401
8.750% due 07/01/31 ~ 7,000 7,321
Sunoco LP
5.375% due 07/15/31 ~ 57,000 56,583
5.625% due 03/15/31 ~ 216,000 215,162
Targa Resources Corp.
4.350% due 04/15/31  419,000 410,311
5.500% due 02/15/35  337,000 340,131
6.050% due 05/15/56  396,000 383,184
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 1,415,000 998,214

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Transcontinental Gas Pipe Line Co. LLC
5.100% due 03/15/36 ~ $ 484,000 $ 479,913
Venture Global LNG, Inc.
9.000% due 09/30/29 ~ 10,000 9,968
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 ~ 877,000 902,412
6.500% due 01/15/34 ~ 930,000 970,064
6.500% due 06/15/34 ~ 447,000 465,587
7.500% due 05/01/33 ~ 423,000 465,211
7.750% due 05/01/35 ~ 1,304,000 1,462,309
Viper Energy Partners LLC
5.700% due 08/01/35  2,616,000 2,637,987
Weatherford International Ltd.
6.750% due 10/15/33 ~ 7,000 7,157
Western Midstream Operating LP
5.250% due 02/01/50 † 600,000 506,515
5.300% due 03/01/48  130,000 109,985
5.500% due 12/15/35  463,000 455,583
5.500% due 08/15/48  960,000 830,280
6.150% due 04/01/33  485,000 506,458
Whistler Pipeline LLC
5.950% due 09/30/34 ~ 665,000 681,652
52,882,070
Financial - 12.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 519,932
3.400% due 10/29/33  5,722,000 5,065,540
5.100% due 01/19/29  900,000 911,973
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 525,000 542,725
Air Lease Corp.
3.750% due 06/01/26  1,405,000 1,402,853
Aircastle Ltd.
2.850% due 01/26/28 ~ 1,968,000 1,907,618
6.500% due 07/18/28 ~ 1,943,000 2,015,489
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 265,000 267,386
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
7.000% due 01/15/31 ~ 16,000 16,144
American Express Co.
5.412% due 02/08/41  457,000 453,957
American Homes 4 Rent LP
3.375% due 07/15/51  261,000 171,396
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 7,000 7,045
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 2,457,000 2,388,646
3.950% due 07/15/26 ~ 1,065,000 1,061,449
6.350% due 10/23/29 ~ 1,530,000 1,515,289
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% due 11/01/29 ~ 9,000 8,147
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 1,918,000 1,941,893
ARES Capital Corp.
2.150% due 07/15/26  2,835,000 2,811,772
5.800% due 03/08/32 † 1,774,000 1,751,026
Arthur J Gallagher & Co.
5.150% due 02/15/35  1,007,000 999,309
Athene Holding Ltd.
5.875% due 01/15/34 † 2,065,000 2,057,981
a
Principal
Amount Value
Atlas Warehouse Lending Co. LP
5.250% due 01/15/33 ~ $ 250,000 $ 242,255
Aviation Capital Group LLC
4.250% due 04/30/29 ~ 125,000 123,221
4.800% due 10/24/30 ~ 405,000 400,818
4.875% due 01/28/33 ~ 165,000 159,429
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 1,587,000 1,531,329
4.700% due 01/30/31 ~ 1,045,000 1,024,510
4.850% due 04/01/33 ~ 841,000 806,065
5.375% due 05/30/30 ~ 1,090,000 1,102,355
Azorra Finance Ltd.
7.250% due 01/15/31 ~ 5,000 5,053
7.750% due 04/15/30 ~ 5,000 5,154
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 12,000 12,069
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand (Mexico)
5.621% due 12/10/29 ~ 560,000 573,832
Bank of America Corp.
3.419% due 12/20/28  1,715,000 1,685,368
5.288% due 04/25/34  1,648,000 1,668,656
5.518% due 10/25/35  1,735,000 1,735,570
6.204% due 11/10/28  740,000 760,418
Barclays PLC (United Kingdom)
6.224% due 05/09/34  1,709,000 1,795,044
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
5.250% due 09/10/29 ~ 665,000 669,456
BGC Group, Inc.
6.150% due 04/02/30  1,595,000 1,623,129
Blue Owl Capital Corp.
2.625% due 01/15/27 † 1,743,000 1,700,456
5.950% due 03/15/29 † 899,000 888,527
Blue Owl Finance LLC
6.250% due 04/18/34  2,727,000 2,623,329
Blue Owl Technology Finance Corp.
3.750% due 06/17/26 ~ 626,000 622,917
6.100% due 03/15/28 † 1,177,000 1,163,885
BNP Paribas SA (France)
4.625% due 03/13/27 ~ † 555,000 555,028
4.916% due 01/15/34 ~ † 815,000 797,287
Brighthouse Financial, Inc.
5.625% due 05/15/30 † 1,347,000 1,341,268
Brookfield Asset Management Ltd. (Canada)
5.795% due 04/24/35  630,000 642,275
Brown & Brown, Inc.
5.550% due 06/23/35  355,000 354,719
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ † 885,000 890,456
Capital One Financial Corp.
5.197% due 09/11/36  1,305,000 1,265,616
6.377% due 06/08/34 † 2,341,000 2,468,435
Citadel LP
6.000% due 01/23/30 ~ 810,000 834,815
6.375% due 01/23/32 ~ 615,000 637,780
Credit Agricole SA (France)
6.251% due 01/10/35 ~ 1,125,000 1,167,147
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 790,000 787,950
Deutsche Bank AG (Germany)
3.729% due 01/14/32  200,000 185,930

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.079% due 02/10/34  $ 1,380,000 $ 1,479,622
EPR Properties
3.600% due 11/15/31  575,000 522,216
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 485,000 494,171
Freedom Mortgage Holdings LLC
8.375% due 04/01/32 ~ 2,000 1,969
9.125% due 05/15/31 ~ 2,000 2,036
9.250% due 02/01/29 ~ 9,000 9,129
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 9,000 8,990
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 530,361
5.065% due 01/21/37 † 2,487,000 2,432,397
5.387% due 02/02/41  5,832,000 5,636,727
6.750% due 10/01/37  1,406,000 1,517,550
Golub Capital Private Credit Fund
5.450% due 08/15/28 ~ 344,000 339,372
Hercules Capital, Inc.
6.000% due 06/16/30 † 1,095,000 1,074,964
Host Hotels & Resorts LP
5.500% due 04/15/35  1,981,000 1,966,426
HPS Corporate Lending Fund
5.650% due 04/02/31 ~ 1,407,000 1,350,464
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  580,000 568,005
Huntington Bancshares, Inc.
5.605% due 01/28/41  696,000 679,557
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 248,000
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  705,000 673,094
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,153,000 1,083,293
5.250% due 07/15/30 ~ 7,000 6,805
7.000% due 02/15/29 ~ 7,000 7,139
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,000 7,107
7.125% due 04/30/31 ~ 7,000 7,200
Jefferies Financial Group, Inc.
5.500% due 02/15/36 † 562,000 539,735
6.250% due 01/15/36  2,325,000 2,358,836
JPMorgan Chase & Co.
2.522% due 04/22/31  945,000 873,509
2.739% due 10/15/30 † 1,560,000 1,469,591
2.956% due 05/13/31  1,450,000 1,351,411
4.347% due 01/22/32  825,000 813,532
4.898% due 01/22/37 † 1,801,000 1,762,973
5.572% due 04/22/36  911,000 939,127
6.500% due 04/01/30  3,309,000 3,397,400
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 689,000 473,661
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.200% due 03/27/28 ~ 565,000 567,284
6.400% due 03/26/29 ~ 375,000 388,668
Main Street Capital Corp.
6.950% due 03/01/29 † 463,000 476,512
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.309% due 07/20/32  1,090,000 960,643
Morgan Stanley
2.484% due 09/16/36  6,450,000 5,551,943
2.699% due 01/22/31  586,000 544,262
a
Principal
Amount Value
4.493% due 01/16/32  $ 758,000 $ 745,474
4.892% due 10/22/36  40,000 38,684
5.164% due 04/20/29  1,718,000 1,738,062
5.314% due 01/18/41  1,059,000 1,022,791
5.466% due 01/18/35  697,000 708,745
5.831% due 04/19/35  1,660,000 1,723,944
5.942% due 02/07/39  1,757,000 1,796,867
6.342% due 10/18/33  514,000 550,189
6.627% due 11/01/34  1,979,000 2,154,185
MSD Investment Corp.
6.125% due 02/05/31 ~ 556,000 539,601
6.250% due 05/31/30  820,000 802,140
Navient Corp.
5.000% due 03/15/27 † 1,050,000 1,027,189
Norinchukin Bank (Japan)
4.683% due 03/10/31 ~ 923,000 912,886
5.094% due 10/16/29 ~ 515,000 520,875
5.359% due 09/09/35 ~ 525,000 522,654
OneMain Finance Corp.
6.625% due 05/15/29  1,596,000 1,599,545
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 5,000 5,004
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 9,000 9,035
PNC Financial Services Group, Inc.
5.068% due 01/24/34  745,000 745,232
5.423% due 01/25/41  832,000 815,431
RLGH Finance Bermuda Ltd. (Japan)
6.750% due 07/02/35 ~ 1,085,000 1,116,957
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.875% due 03/01/31 ~ 739,000 682,291
4.000% due 10/15/33 ~ † 4,165,000 3,736,534
Ryan Specialty LLC
5.875% due 08/01/32 ~ 19,000 18,794
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,243,000 1,222,070
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  1,688,000 1,736,559
Sixth Street Lending Partners
6.125% due 07/15/30 † 542,000 539,177
Sixth Street Specialty Lending, Inc.
5.625% due 08/15/30 † 277,000 273,212
Societe Generale SA (France)
5.439% due 10/03/36 ~ 3,350,000 3,279,514
7.132% due 01/19/55 ~ † 1,590,000 1,620,436
Standard Chartered PLC (United Kingdom)
3.603% due 01/12/33 ~ 200,000 181,532
6.296% due 07/06/34 ~ 1,666,000 1,758,814
Starwood Property Trust, Inc.
5.250% due 10/15/28 ~ 605,000 598,493
5.750% due 01/15/31 ~ 1,144,000 1,131,131
6.500% due 07/01/30 ~ 726,000 741,848
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,814,186
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.040% due 07/16/29  1,785,000 1,698,293
Synchrony Financial
4.947% due 02/25/32  511,000 496,189
5.450% due 03/06/31  1,095,000 1,095,247
5.935% due 08/02/30  609,000 618,973
6.000% due 07/29/36  1,285,000 1,268,296

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.250% due 02/02/33  $ 7,000 $ 7,155
Takeoff Merger Sub, Inc.
4.850% due 03/24/31 ~ 2,056,000 2,031,083
5.500% due 03/24/36 ~ 417,000 410,998
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 425,000 376,013
4.751% due 05/12/28 ~ 370,000 371,090
5.699% due 02/08/35 ~ † 1,270,000 1,302,321
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,773,000 1,764,855
5.459% due 06/30/35 ~ 855,000 853,789
Wells Fargo & Co.
4.892% due 09/15/36  1,150,000 1,119,318
4.960% due 01/23/37 † 696,000 678,263
5.605% due 04/23/36  4,330,000 4,432,574
Willis North America, Inc.
5.150% due 03/15/36  345,000 336,191
163,075,531
Industrial - 3.2%
Amrize Finance U.S. LLC
5.400% due 04/07/35  1,110,000 1,129,205
Arcosa, Inc.
6.875% due 08/15/32 ~ 14,000 14,356
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 7,000 7,133
6.250% due 03/15/33 ~ 7,000 7,151
Boeing Co.
5.705% due 05/01/40  1,452,000 1,454,964
5.805% due 05/01/50  7,612,000 7,363,393
5.930% due 05/01/60  155,000 148,911
6.298% due 05/01/29  710,000 745,583
6.858% due 05/01/54  2,102,000 2,315,301
7.008% due 05/01/64  1,170,000 1,294,667
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 1,828,000 1,707,528
5.125% due 06/08/26 ~ 1,190,000 1,185,794
Clean Harbors, Inc.
5.750% due 10/15/33 ~ 3,000 2,996
6.375% due 02/01/31 ~ 3,000 3,049
CRH America Finance, Inc.
5.000% due 02/09/36  1,734,000 1,703,097
Eagle Materials, Inc.
5.000% due 03/15/36  1,784,000 1,709,072
Embraer Netherlands Finance BV (Brazil)
5.980% due 02/11/35  880,000 908,930
Empresa de los Ferrocarriles del Estado (Chile)
3.068% due 08/18/50 ~ 620,000 386,549
Entegris, Inc.
3.625% due 05/01/29 ~ 5,000 4,757
4.750% due 04/15/29 ~ 1,702,000 1,683,612
5.950% due 06/15/30 ~ 5,000 5,035
Esab Corp.
5.625% due 04/01/31 ~ 208,000 209,978
6.250% due 04/15/29 ~ 7,000 7,113
Flex Ltd.
5.250% due 01/15/32  270,000 271,178
GATX Corp.
6.050% due 03/15/34  492,000 517,602
6.050% due 06/05/54  418,000 415,403
GFL Environmental Holdings U.S., Inc.
5.500% due 02/01/34 ~ 311,000 305,416
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 322,000 313,513
a
Principal
Amount Value
6.750% due 01/15/31 ~ $ 297,000 $ 307,715
Honeywell Aerospace, Inc.
4.950% due 03/16/36 ~ 464,000 460,561
5.852% due 03/16/66 ~ 1,655,000 1,642,897
Imola Merger Corp.
4.750% due 05/15/29 ~ 20,000 19,452
Jabil, Inc.
3.000% due 01/15/31  635,000 585,348
5.450% due 02/01/29  265,000 270,351
Jacobs Solutions, Inc.
5.375% due 03/03/36  1,136,000 1,108,629
JH North America Holdings, Inc.
5.875% due 01/31/31 ~ 540,000 535,889
6.125% due 07/31/32 ~ 770,000 768,171
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,255,000 1,250,896
Mohawk Industries, Inc.
5.850% due 09/18/28  430,000 442,689
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 14,000 14,207
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 808,000 750,034
4.375% due 02/15/30 ~ 5,000 4,786
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 1,501,000 1,464,979
6.000% due 11/25/29 ~ 655,000 661,223
TD SYNNEX Corp.
5.300% due 10/10/35  1,952,000 1,892,202
6.100% due 04/12/34  2,587,000 2,669,604
Textron, Inc.
4.950% due 03/15/36 † 970,000 943,503
TopBuild Corp.
5.625% due 01/31/34 ~ 10,000 9,798
TransDigm, Inc.
6.000% due 01/15/33 ~ 7,000 7,004
6.875% due 12/15/30 ~ 7,000 7,177
Trimble, Inc.
6.100% due 03/15/33  2,055,000 2,150,899
43,789,300
Technology - 3.7%
Atlassian Corp.
5.500% due 05/15/34  4,165,000 4,080,575
Broadcom, Inc.
3.137% due 11/15/35 ~ 693,000 589,064
3.187% due 11/15/36 ~ 7,960,000 6,655,777
4.600% due 01/15/33  1,439,000 1,417,640
5.700% due 01/15/56  505,000 502,738
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31 † 1,230,000 1,124,800
5.550% due 08/22/34  1,740,000 1,710,696
Dell International LLC/EMC Corp.
5.100% due 02/15/36 † 1,610,000 1,574,867
Fair Isaac Corp.
6.000% due 05/15/33 ~ 818,000 803,130
Hewlett Packard Enterprise Co.
6.200% due 10/15/35 † 1,514,000 1,606,222
Leidos, Inc.
5.000% due 03/15/36  2,711,000 2,622,026
5.500% due 03/15/35  1,530,000 1,558,315
5.750% due 03/15/33  2,090,000 2,167,552
Micron Technology, Inc.
5.650% due 11/01/32  375,000 395,996
5.800% due 01/15/35  1,430,000 1,523,089

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.050% due 11/01/35  $ 270,000 $ 291,460
NetApp, Inc.
5.500% due 03/17/32 † 930,000 952,500
5.700% due 03/17/35  850,000 866,306
OAK-Eagle Acquireco, Inc.
due 07/01/33 # ~ 685,000 710,170
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 12,000 10,737
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 12,000 10,733
Oracle Corp.
3.950% due 03/25/51  64,000 40,581
4.100% due 03/25/61  1,530,000 941,529
4.800% due 09/26/32  1,958,000 1,865,279
5.200% due 09/26/35 † 4,090,000 3,838,462
5.700% due 02/04/36  620,000 596,391
5.950% due 09/26/55 † 1,633,000 1,374,810
6.000% due 08/03/55  127,000 106,576
6.550% due 02/04/46  1,556,000 1,452,681
6.700% due 02/04/56  1,678,000 1,558,572
6.850% due 02/04/66  2,081,000 1,914,992
Paychex, Inc.
5.600% due 04/15/35 † 685,000 688,236
Salesforce, Inc.
5.550% due 03/15/36  3,993,000 3,982,086
Science Applications International Corp.
4.875% due 04/01/28 ~ 5,000 4,925
5.875% due 11/01/33 ~ 5,000 4,884
Seagate Data Storage Technology Pte. Ltd.
5.750% due 12/01/34 ~ 4,000 3,995
5.875% due 07/15/30 ~ 4,000 4,068
8.250% due 12/15/29 ~ 3,000 3,153
Synopsys, Inc.
5.700% due 04/01/55 † 1,405,000 1,344,222
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 9,000 9,069
50,908,904
Utilities - 0.8%
AES Corp.
3.950% due 07/15/30 ~ 180,000 172,189
Boston Gas Co.
3.001% due 08/01/29 ~ 305,000 289,662
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 1,478,000 1,369,365
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ † 1,436,925 1,461,869
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 504,116
Entergy Corp.
2.800% due 06/15/30  560,000 520,956
IPALCO Enterprises, Inc.
4.250% due 05/01/30  445,000 428,981
NRG Energy, Inc.
5.750% due 01/15/34 ~ 1,147,000 1,132,186
Sempra
5.250% due 03/15/36  338,000 333,363
Southern California Edison Co.
6.200% due 09/15/55  405,000 402,050
Southern Co.
5.700% due 03/15/34  992,000 1,028,272
Vistra Operations Co. LLC
4.700% due 01/31/31 ~ 609,000 599,539
5.250% due 10/15/35 ~ 420,000 408,184
a
Principal
Amount Value
5.350% due 01/31/36 ~ $ 864,000 $ 845,738
5.700% due 12/30/34 ~ 475,000 478,226
VoltaGrid LLC
7.375% due 11/01/30 ~ 10,000 10,333
WEC Energy Group, Inc.
5.625% due 05/15/56 † 608,000 596,454
Xcel Energy, Inc.
5.750% due 12/03/56 † 525,000 512,651
11,094,134
Total Corporate Bonds & Notes
    (Cost $487,701,711) 491,807,986
CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%
Communications - 0.1%
EchoStar Corp.
3.875% Cash or 3.875% PIK due 11/30/30  355,911 1,272,239
Total Convertible Corporate Bonds & Notes
    (Cost $376,031) 1,272,239
SENIOR LOAN NOTES - 3.3%
Basic Materials - 0.1%
Novelis Holdings, Inc. Term B
5.450% (SOFR + 1.750%)
due 03/11/32 § 1,732,500 1,735,315
Communications - 0.0%
Ciena Corp. Term B
7.500% (SOFR + 1.750%)
due 10/24/30 § 480,561 482,003
Consumer, Cyclical - 1.3%
Allison Transmission, Inc. Term B
5.422% (SOFR + 1.750%)
due 01/02/33 § 1,260,000 1,266,862
Aramark Services, Inc.
Term B10
5.418% (SOFR + 1.750%)
due 06/22/30 § 1,912,335 1,917,116
Term B9
5.418% (SOFR + 1.750%)
due 04/06/28 § 220,000 220,871
DK Crown Holdings, Inc. Term B
5.419% (SOFR + 1.750%)
due 03/04/32 § 1,197,900 1,198,221
First Brands Group LLC
10.671% (SOFR + 7.000%)
due 06/29/26 § 284,449 1,067
13.671% (SOFR + 10.000%)
due 06/29/26 § 99,536 23,192
Term B
10.782% (SOFR + 5.000%)
due 03/30/27 ± ∂ § 149,216 1,119
10.782% (SOFR + 7.114%)
due 03/30/27 ∂ § 98,827 618
Flutter Financing BV Term B (Ireland)
5.450% (SOFR + 1.750%)
due 11/30/30 § 3,027,885 3,001,391
5.700% (SOFR + 2.000%)
due 06/04/32 § 466,475 462,539

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Hilton Domestic Operating Co., Inc. Term B4
5.429% (SOFR + 1.750%)
due 11/08/30 § $ 1,914,058 $ 1,919,939
PetSmart LLC Term B
7.675% (SOFR + 4.000%)
due 08/18/32 § ∞ 481,595 479,488
Resideo Funding, Inc. Term B
5.641% (SOFR + 2.000%)
due 06/13/31 § 468,089 467,065
5.673% (SOFR + 2.000%)
due 02/11/28 ± § 579,295 578,571
Wyndham Hotels & Resorts, Inc. Term B
5.418% (SOFR + 1.750%)
due 05/24/30 § 5,305,437 5,328,649
16,866,708
Consumer, Non-Cyclical - 0.8%
Bausch & Lomb Corp. Term B
7.418% (SOFR + 3.750%)
due 01/15/31 § ∞ 324,000 325,114
BioMarin Pharmaceutical, Inc. Term B
due 01/28/33 ∞ 2,640,000 2,638,350
DaVita, Inc. Term B2
5.418% (SOFR + 1.750%)
due 05/09/31 § 2,109,115 2,116,647
Trans Union LLC Term B8
5.450% (SOFR + 1.750%)
due 06/24/31 § 5,372,722 5,349,216
United Rentals North America, Inc. Term B
5.168% (SOFR + 1.500%)
due 02/14/31 § 342,380 344,391
10,773,718
Financial - 0.1%
Amynta Agency Borrower, Inc. Term B
due 12/29/31 ∞ 419,000 413,413
Ardonagh Group Finco Pty. Ltd. Term B (United
Kingdom)
6.370% (SOFR + 2.750%)
due 02/15/31 § 860,680 843,826
Baldwin Insurance Group Holdings LLC Term B2
6.178% (SOFR + 2.500%)
due 05/26/31 § 27,930 27,528
Citadel Securities Global Holdings LLC Term B
5.700% (SOFR + 2.000%)
due 10/31/31 § 423,173 423,937
1,708,704
Industrial - 0.4%
Advanced Drainage Systems, Inc. Term B
5.298% (SOFR + 1.625%)
due 02/28/33 § 555,000 558,469
Asplundh Tree Expert LLC Term B
5.418% (SOFR + 1.750%)
due 05/23/31 § 2,822,697 2,832,777
Clean Harbors, Inc. Term B
5.168% (SOFR + 1.500%)
due 10/08/32 § 1,356,600 1,367,481
Terex Corp.
5.418% (SOFR + 1.750%)
due 10/08/31 § 311,062 311,962
a
Principal
Amount Value
TransDigm, Inc. Term N
6.168% (SOFR + 2.500%)
due 02/13/33 § $ 185,000 $ 185,260
5,255,949
Technology - 0.3%
CACI International, Inc. Term B2
due 03/09/33 ∞ 815,000 816,019
OAK-Eagle Acquireco, Inc. Term B
due 03/24/33 ∞ 1,056,000 1,051,049
Open Text Corp. Term B (Canada)
5.418% (SOFR + 1.750%)
due 01/31/30 § 1,950,453 1,912,968
3,780,036
Utilities - 0.3%
NRG Energy, Inc. Term B
5.521% (SOFR + 1.750%)
due 04/16/31 § 4,257,742 4,269,596
Total Senior Loan Notes
    (Cost $45,236,246) 44,872,029
MORTGAGE-BACKED SECURITIES - 16.7%
Collateralized Mortgage Obligations - Commercial - 2.8%
Bank
2.978% due 11/15/62  600,000 567,247
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 243,174
BFLD Commercial Mortgage Trust
5.173% (SOFR + 1.500%)
due 11/15/42 ~ § 580,000 580,181
5.473% (SOFR + 1.800%)
due 11/15/42 ~ § 265,000 264,835
BPR Commercial Mortgage Trust
4.617% due 11/05/42 ~ § 200,000 198,566
BX Commercial Mortgage Trust
5.050% due 11/13/46 ~ § 885,000 886,287
5.415% due 11/13/46 ~ § 115,000 116,539
BX Trust
5.164% (SOFR + 1.491%)
due 06/15/41 ~ § 710,000 706,443
5.223% (SOFR + 1.550%)
due 12/15/42 ~ § 470,000 471,142
5.373% (SOFR + 1.700%)
due 07/15/44 ~ § 3,050,000 3,041,875
5.473% (SOFR + 1.800%)
due 12/15/42 ~ § 100,000 100,063
5.673% (SOFR + 2.000%)
due 07/15/44 ~ § 470,000 468,152
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,298,376 1,287,899
3.102% due 12/15/72  1,870,000 1,771,179
CSMC Trust
3.304% due 09/15/37 ~ 183,088 167,951
3.953% due 09/15/37 ~ 5,800,000 5,322,257
4.373% due 09/15/37 ~ 1,700,000 1,350,865
Extended Stay America Trust
4.873% (SOFR + 1.200%)
due 02/15/43 ~ § 891,611 892,763
4.973% (SOFR + 1.300%)
due 10/15/42 ~ § 440,000 440,578

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.073% (SOFR + 1.400%)
due 02/15/43 ~ § $ 396,272 $ 397,229
5.273% (SOFR + 1.600%)
due 10/15/42 - 02/15/43 ~ § 477,204 478,673
5.523% (SOFR + 1.850%)
due 10/15/42 ~ § 120,000 120,405
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
0.124% due 07/25/33 ± § Ω 7,980,678 87,252
0.231% due 06/25/32 § 22,406,311 323,034
0.254% due 05/25/33 ± § Ω 19,988,420 373,984
0.297% due 03/25/32 § 6,875,340 110,339
0.343% due 04/25/55 § 13,132,785 247,873
0.371% due 06/25/32 § 17,988,993 391,318
0.391% due 12/25/31 ± § Ω 14,786,258 229,288
0.469% due 02/25/36 ± § Ω 4,931,665 158,605
0.508% due 03/25/31 ± § Ω 16,712,013 340,573
0.538% due 12/25/27 ± § Ω 5,570,838 43,325
0.604% due 10/25/26 ± § Ω 14,417,966 26,259
0.625% due 03/25/28 ± § Ω 4,511,527 43,657
0.713% due 12/25/30 ± § Ω 11,096,519 310,657
0.873% due 06/25/29 ± § Ω 7,014,909 170,810
1.184% due 06/25/27 ± § Ω 1,033,698 8,075
1.257% due 07/25/26 ± § Ω 4,098,590 5,408
1.314% due 01/25/30 ± § Ω 3,234,314 139,686
Government National Mortgage Association (IO)
0.067% due 10/16/48 ± § Ω 3,700,028 6,664
0.346% due 01/16/53 ± § Ω 17,505,515 198,850
0.442% due 08/16/58 ± § Ω 1,149,254 19,510
0.484% due 04/16/57 ± § Ω 1,091,154 24,414
0.494% due 07/16/58 ± § Ω 603,825 13,557
0.520% due 12/16/59 ± § Ω 1,502,859 46,144
0.527% due 02/16/59 ± § Ω 1,644,018 47,332
0.559% due 11/16/47 ± § Ω 6,159,651 119,003
0.565% due 01/16/63 ± § Ω 4,635,778 195,362
0.570% due 02/16/62 ± § Ω 6,497,275 267,046
0.611% due 06/16/64 ± § Ω 5,890,897 296,311
0.640% due 02/16/61 ± § Ω 2,025,550 87,548
0.683% due 11/16/55 ± § Ω 5,016,975 131,617
0.797% due 01/16/61 § 11,422,529 664,007
0.826% due 05/16/63 ± § Ω 4,369,558 257,480
0.835% due 05/16/60 ± § Ω 1,595,592 90,397
0.878% due 10/16/62 ± § Ω 2,514,511 153,800
0.911% due 11/16/60 ± § Ω 5,267,645 348,870
1.422% due 10/16/60 § 28,667,463 2,719,556
GS Mortgage Securities Corp. Trust
3.550% due 03/05/33 ~ § 1,310,000 1,030,112
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,466,070
3.164% due 05/10/50  1,473,573 1,456,823
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  1,381,278 1,376,874
5.273% (SOFR + 1.600%)
due 01/15/42 ~ § 1,770,000 1,768,095
5.673% (SOFR + 2.000%)
due 01/15/42 ~ § 500,000 499,622
SCOTT Trust
5.910% due 03/10/40 ~ 270,000 274,989
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 1,639,000 1,561,659
38,006,158
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 3.7%
Arixa Mortgage Trust
5.735% due 08/25/30 ~ § $ 940,000 $ 943,119
ATLX Trust
3.850% due 04/25/63 - 04/25/64 ~ § 1,118,381 1,087,865
CAFL Issuer LLC
6.773% due 03/25/36 ~ § 1,430,000 1,439,085
Cardinal Mortgage Trust
5.593% due 11/25/30 ~ § 720,000 721,651
CSMC Trust
1.101% due 05/25/66 ~ § 582,742 510,235
2.000% due 01/25/60 ~ 1,024,514 899,696
2.983% due 07/25/57 ~ § 475,000 407,811
Federal Home Loan Mortgage Corp. REMICS
(IO)
2.163% (5.836% - SOFR)
due 10/15/41 ± § Ω 148,147 13,199
2.213% (5.886% - SOFR)
due 05/15/44 ± § Ω 817,973 75,802
2.243% (5.916% - SOFR)
due 09/15/37 ± § Ω 395,576 27,368
2.263% (5.936% - SOFR)
due 08/15/39 ± § Ω 357,545 25,445
2.443% (6.116% - SOFR)
due 01/15/40 ± § Ω 73,838 6,001
2.463% (6.136% - SOFR)
due 09/15/42 ± § Ω 239,400 16,433
2.503% (6.176% - SOFR)
due 11/15/36 ± § Ω 122,908 8,930
3.000% due 12/15/31 ± Ω 48,795 957
3.500% due 06/15/27 ± Ω 39,158 207
Federal National Mortgage Association Interest
STRIPS (IO)
3.000% due 11/25/26 - 04/25/27 ± Ω 88,632 789
3.500% due 11/25/41 ± Ω 453,096 66,537
4.000% due 11/25/41 ± Ω 740,696 126,852
4.500% due 11/25/39 ± Ω 96,041 15,496
5.000% due 01/25/38 - 01/25/39 ± Ω 243,572 41,333
5.000% due 01/25/39 ± § Ω 63,865 11,027
5.500% due 01/25/39 ± § Ω 60,995 11,458
6.000% due 01/25/38 - 07/25/38 ± Ω 245,854 45,876
Federal National Mortgage Association REMICS
(IO)
2.098% due 10/25/35 ± § Ω 96,377 10,121
2.250% due 03/25/36 ± § Ω 61,618 3,403
2.304% due 12/25/36 ± § Ω 187,271 20,956
2.374% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,042,617 159,700
2.704% (6.366% - SOFR)
due 04/25/40 ± § Ω 178,207 16,837
2.811% due 12/25/36 ± § Ω 269,700 10,515
2.824% (6.486% - SOFR)
due 07/25/42 ± § Ω 57,050 6,402
2.874% (6.536% - SOFR)
due 03/25/42 ± § Ω 258,579 13,073
2.878% due 07/25/36 ± § Ω 116,301 4,797
3.000% due 04/25/32 - 09/25/32 ± Ω 135,418 3,243
3.500% due 07/25/28 ± Ω 52,913 683
4.500% due 09/25/48 ± Ω 1,356,453 157,293
5.500% due 06/25/44 ± Ω 248,985 14,019
GITSIT Mortgage Loan Trust
5.425% due 12/25/55 ~ § 1,256,864 1,253,221

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Government National Mortgage Association
REMICS
2.313% (5.986% - SOFR)
due 08/16/42 ± § Ω $ 290,824 $ 26,097
2.363% (6.036% - SOFR)
due 06/16/43 ± § Ω 176,826 5,121
2.413% (6.086% - SOFR)
due 10/16/42 ± § Ω 388,354 35,530
2.690% (6.366% - SOFR)
due 04/20/40 ± § Ω 42,046 4,054
2.760% (6.436% - SOFR)
due 06/20/40 ± § Ω 781,229 76,562
2.813% (6.486% - SOFR)
due 04/16/42 ± § Ω 798,047 88,440
3.500% due 05/20/43 - 07/20/50 ± Ω 6,481,870 1,222,609
4.000% due 04/16/45 - 01/16/46 ± Ω 1,000,036 168,241
4.000% due 02/16/50 7,046,438 1,303,059
4.083% (SOFR + 0.414%)
due 02/20/68 - 07/20/68 § 404,435 403,280
4.283% (SOFR + 0.614%)
due 03/20/61 ± § Ω 112,435 111,292
4.500% due 09/16/45 - 06/20/52 17,291,918 3,134,809
4.786% (SOFR + 1.114%)
due 05/20/60 ± § Ω 24,962 24,906
5.000% due 05/16/43 ± Ω 2,592,375 237,673
5.000% due 10/20/44 2,109,203 433,724
Legacy Mortgage Asset Trust
5.750% due 04/25/61 ~ § 1,361,386 1,364,786
6.250% due 07/25/67 ~ § 2,544,525 2,548,253
MFA Trust
6.330% due 09/25/54 ~ § 968,548 970,469
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 569,974
2.500% due 11/25/60 ~ § 700,000 616,184
3.750% due 05/25/58 ~ § 190,888 188,264
NLT Trust
3.200% due 10/25/62 ~ § 1,084,646 1,001,721
NYMT Loan Trust
3.750% due 02/25/68 ~ § 1,916,549 1,776,441
5.268% due 09/25/39 ~ § 633,936 634,287
6.509% due 05/25/39 ~ § 1,670,000 1,678,135
Pretium Mortgage Credit Partners LLC
5.151% due 02/25/56 ~ § 1,333,829 1,324,332
5.180% due 01/25/56 ~ § 155,927 154,781
5.510% due 04/25/56 ~ § 800,000 802,040
5.732% due 08/25/55 ~ § 1,524,545 1,528,906
5.744% due 06/25/55 ~ § 561,894 563,180
6.708% due 04/25/55 ~ § 661,752 662,876
PRKCM Trust
2.071% due 11/25/56 ~ § 769,506 683,343
PRPM LLC
3.750% due 03/25/54 ~ § 775,254 760,175
4.200% due 12/25/64 ~ § 1,857,867 1,831,429
4.500% due 02/25/55 ~ § 478,828 472,945
4.839% due 10/25/55 ~ § 400,443 396,370
5.185% due 02/25/31 ~ § 598,096 592,239
5.385% due 10/25/30 ~ § 1,020,879 1,017,035
5.870% due 11/25/29 ~ § 477,223 477,755
6.469% due 05/25/30 ~ § 193,424 193,113
RCO IX Mortgage LLC
5.310% due 10/25/30 ~ § 1,546,775 1,546,726
6.513% due 04/25/30 ~ § 1,720,292 1,723,893
RCO VIII Mortgage LLC
6.434% due 05/25/30 ~ § 147,716 147,978
a
Principal
Amount Value
RCO X Mortgage LLC
5.536% due 03/25/31 ~ § $ 1,220,000 $ 1,223,124
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 855,283 856,486
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 384,460 370,005
3.750% due 12/25/58 ~ § 505,000 457,697
TVC Mortgage Trust
4.964% due 02/25/41 ~ § 435,000 433,154
5.545% due 07/25/39 ~ § 2,035,000 2,040,721
VCAT LLC
5.101% due 01/25/56 ~ § 830,002 825,982
5.889% due 02/25/55 ~ § 1,180,310 1,182,659
Verus Securitization Trust
1.013% due 09/25/66 ~ § 623,679 537,852
49,608,142
Federal Home Loan Mortgage Corp. - 3.1%
2.000% due 12/01/51  19,225,031 15,583,920
2.500% due 11/01/50 - 10/01/51 4,235,768 3,642,287
3.000% due 04/01/52 - 05/01/52 3,126,258 2,782,591
4.000% due 04/01/52 - 02/01/53 2,656,442 2,534,551
4.500% due 03/01/47 - 11/01/52 2,985,072 2,906,878
5.000% due 03/01/38 - 12/01/55 10,670,670 10,592,624
5.500% due 04/01/53 - 06/01/53 2,923,741 2,963,731
6.000% due 11/01/39  870,858 915,002
6.500% due 01/01/53  210,256 219,344
7.000% due 03/01/39  66,509 70,457
42,211,385
Federal National Mortgage Association - 4.9%
1.500% due 03/01/51  1,227,134 951,604
2.000% due 02/01/52  9,151,637 7,411,172
2.500% due 11/01/50 - 06/01/62 26,222,289 21,964,284
3.000% due 10/01/50 - 09/01/53 12,509,296 11,129,351
3.500% due 03/01/52 - 06/01/52 1,129,022 1,040,306
4.000% due 03/01/50 - 04/01/52 2,537,661 2,414,347
4.420% due 04/01/33  194,231 194,441
4.500% due 10/01/44 - 03/01/53 5,401,434 5,319,711
4.680% due 07/01/33  99,230 100,713
5.000% due 05/01/41 - 03/01/53 4,079,577 4,087,845
5.500% due 05/01/53 - 09/01/53 6,706,598 6,777,937
6.000% due 07/01/41 - 05/01/53 4,109,118 4,228,761
6.500% due 05/01/40 - 02/01/53 1,288,349 1,353,915
7.000% due 02/01/39  260,827 275,556
67,249,943
Government National Mortgage Association - 0.3%
due 04/20/56 # 1,940,000 1,921,641
4.500% due 03/20/41  870,967 863,962
5.000% due 10/20/47 218,943 221,685
6.000% due 09/20/38  403,018 427,268
3,434,556
Uniform Mortgage-Backed Securities - 1.9%
due 05/01/41 # 1,903,000 1,915,409
due 04/01/56 # 2,767,000 2,729,261
due 04/01/56 # 3,351,000 3,234,519
due 04/01/56 # 2,800,000 2,642,522
due 04/01/56 # 7,460,000 6,839,913
due 04/01/56 # 6,031,000 5,298,185

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
due 05/01/56 # $ 3,685,000 $ 3,697,223
26,357,032
Total Mortgage-Backed Securities
    (Cost $237,268,843) 226,867,216
ASSET-BACKED SECURITIES - 15.8%
Automobile Other - 2.7%
American Credit Acceptance Receivables Trust
4.900% due 03/12/29 ~ 975,000 977,046
5.540% due 08/12/31 ~ 500,000 504,738
6.040% due 07/12/30 ~ 500,000 508,030
7.650% due 09/12/30 ~ 3,460,000 3,557,994
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 710,106
Avis Budget Rental Car Funding AESOP LLC
6.110% due 12/20/30 ~ 675,000 685,205
6.480% due 06/20/30 ~ 2,080,000 2,136,262
7.320% due 02/20/28 ~ 255,000 257,091
7.340% due 02/20/30 ~ 100,000 104,452
7.350% due 04/20/28 ~ 320,000 324,774
Bridgecrest Lending Auto Securitization Trust
6.070% due 02/15/30  1,000,000 1,014,324
6.300% due 02/15/30  1,100,000 1,126,703
7.840% due 08/15/29  2,265,000 2,360,873
CarMax Auto Owner Trust
6.000% due 07/15/30  2,700,000 2,747,372
6.420% due 10/15/30  45,000 46,180
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ 600,000 600,341
6.300% due 05/10/30 ~ 300,000 306,028
6.440% due 09/10/30 ~ 400,000 408,877
6.590% due 02/11/30 ~ 1,495,000 1,529,022
Credit Acceptance Auto Loan Trust
5.380% due 03/17/36 ~ 400,000 402,765
5.390% due 01/16/35 ~ 510,000 513,605
6.700% due 10/16/34 ~ 680,000 702,069
6.710% due 07/17/34 ~ 390,000 397,378
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 700,606
5.980% due 09/16/30  300,000 306,922
First Investors Auto Owner Trust
5.220% due 12/15/33 ~ 200,000 200,709
GLS Auto Receivables Issuer Trust
6.190% due 02/15/30 ~ 160,000 163,554
6.440% due 05/15/29 ~ 2,697,000 2,755,996
GLS Auto Select Receivables Trust
5.280% due 10/15/31 ~ 100,000 100,161
5.920% due 08/15/30 ~ 400,000 410,858
6.340% due 08/15/31 ~ 600,000 618,727
6.430% due 01/15/31 ~ 1,390,000 1,431,668
LAD Auto Receivables Trust
4.930% due 03/15/30 ~ 100,000 100,724
5.330% due 02/15/29 ~ 1,040,000 1,050,012
6.150% due 06/16/31 ~ 600,000 614,936
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 773,325
Red Oak Funding Master Trust
5.673% (SOFR + 2.000%)
due 12/20/30 ~ § 630,000 631,835
Santander Drive Auto Receivables Trust
5.970% due 10/15/31  2,310,000 2,366,623
a
Principal
Amount Value
6.280% due 08/15/31  $ 100,000 $ 102,898
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 101,775
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 163,873 165,053
Veros Auto Receivables Trust
5.220% due 07/15/31 ~ 100,000 100,226
VStrong Auto Receivables Trust
7.290% due 07/15/30 ~ 100,000 104,425
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,274,121
5.910% due 04/15/30 ~ 500,000 510,286
37,506,675
Automobile Sequential - 0.4%
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/28 ~ 605,000 610,708
5.900% due 08/21/28 ~ 2,000,000 2,037,676
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 190,000 191,751
4.970% due 09/22/31 ~ 215,000 218,622
FHF Issuer Trust
5.750% due 05/15/30 ~ 1,555,000 1,561,866
Lendbuzz Securitization Trust
4.680% due 07/15/30 ~ 181,879 181,773
Octane Receivables Trust
5.680% due 05/20/30 ~ 437,727 440,168
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 539,092 540,656
5,783,220
Credit Card Bullet - 0.1%
Mission Lane Credit Card Master Trust
5.880% due 01/15/30 ~ 1,165,000 1,167,119
6.200% due 08/15/29 ~ 715,000 716,870
1,883,989
Credit Card Other - 0.1%
Avant Credit Card Master Trust
4.890% due 04/15/31 ~ 815,000 809,541
Home Equity Sequential - 0.1%
GITSIT Mortgage Loan Trust
6.276% due 02/25/55 ~ § 943,721 945,027
Other Asset-Backed Securities - 12.4%
37 Capital CLO 3 Ltd. (Cayman)
5.172% (SOFR + 1.500%)
due 07/15/38 ~ § 1,740,000 1,745,043
37 Capital CLO 4 Ltd.
6.422% (SOFR + 2.750%)
due 04/15/35 ~ § 1,500,000 1,486,600
AGL CLO 34 Ltd. (Cayman)
6.569% (SOFR + 2.900%)
due 01/22/38 ~ § 635,000 628,674
ALTDE Trust
5.900% due 08/15/50 ~ 1,096,932 1,105,812
Anchorage Capital CLO 19 Ltd. (Cayman)
5.422% (SOFR + 1.750%)
due 10/15/38 ~ § 1,940,000 1,944,760
Anchorage Capital CLO 30 Ltd. (Cayman)
5.418% (SOFR + 1.750%)
due 01/20/37 ~ § 2,825,000 2,825,638

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Anchorage Capital CLO 6 Ltd. (Cayman)
5.039% (SOFR + 1.370%)
due 07/22/38 ~ § $ 925,000 $ 927,233
APL Finance DAC (Ireland)
4.810% due 03/20/36 ~ 809,110 809,353
Applebee's Funding LLC/IHOP Funding LLC
6.720% due 06/07/55 ~ 2,985,000 2,989,538
Aqua Finance Trust
4.810% due 04/18/50 ~ 1,260,075 1,264,259
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 65,397 66,772
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 215,971 216,451
Bain Capital Credit CLO Ltd. (Jersey)
5.051% (SOFR + 1.380%)
due 10/16/37 ~ § 1,110,000 1,110,861
BCC Middle Market CLO LLC
5.290% (SOFR + 1.620%)
due 07/17/37 ~ § 2,115,000 2,108,126
BHG Securitization Trust
3.080% due 02/20/35 ~ 260,000 257,551
5.810% due 04/17/35 ~ 294,158 299,401
6.490% due 04/17/35 ~ 620,473 636,150
Birch Grove CLO 13 Ltd. (Cayman)
5.467% (SOFR + 1.310%)
due 10/23/38 ~ § 940,000 938,398
Birch Grove CLO 6 Ltd. (Jersey)
5.048% (SOFR + 1.380%)
due 07/20/37 ~ § 2,675,000 2,681,482
Birch Grove CLO 7 Ltd. (Jersey)
4.928% (SOFR + 1.260%)
due 10/20/38 ~ § 750,000 749,018
Blackrock MT Lassen CLO XV LLC
5.322% (SOFR + 1.650%)
due 07/15/37 ~ § 1,070,000 1,067,058
Bluepeak ABS Issuer LLC
5.858% due 12/20/55 ~ 1,420,000 1,439,043
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,427,602 1,425,986
Canyon CLO Ltd. (Cayman)
5.634% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 250,498
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.414% (SOFR + 1.762%)
due 05/15/31 ~ § 430,402 431,219
CarVal CLO II Ltd. (Cayman)
6.368% (SOFR + 2.700%)
due 04/20/32 ~ § 1,810,000 1,801,998
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 913,269 904,244
Cerberus Loan Funding XLVII LLC
5.422% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,688,333
CIFC Funding Ltd. (Cayman)
5.031% (SOFR + 1.360%)
due 07/23/37 ~ § 255,000 255,199
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,272,388 1,181,087
CLIF Holdings LLC
6.720% due 12/20/50 ~ 1,854,979 1,845,414
College Avenue Student Loans LLC
6.080% due 08/25/54 ~ 235,000 239,299
a
Principal
Amount Value
Compass Datacenters Issuer III LLC
5.286% due 07/25/50 ~ $ 985,000 $ 976,885
5.656% due 02/25/50 ~ 915,000 920,177
5.852% due 02/25/50 ~ 235,000 235,742
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 1,826,061 1,849,305
Crown City CLO I (Cayman)
5.038% (SOFR + 1.370%)
due 07/20/38 ~ § 1,080,000 1,082,605
CyrusOne Data Centers Issuer I LLC
4.650% due 05/20/49 ~ 475,000 452,084
DataBank Issuer II LLC
5.180% due 09/27/55 ~ 1,520,000 1,477,425
Diameter Capital CLO 4 Ltd. (Cayman)
6.168% (SOFR + 2.500%)
due 01/15/39 ~ § 695,000 675,763
EDI ABS Issuer 1 LLC
4.450% due 07/25/55 ~ 1,260,000 1,206,980
EverBright Solar Trust
6.430% due 06/22/54 ~ 724,701 614,212
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 1,010,625 1,003,398
FOCUS Brands Funding
8.241% due 10/30/53 ~ 488,750 512,345
Foundation Finance Trust
1.270% due 05/15/41 ~ 757,235 722,735
4.950% due 04/15/50 ~ 165,388 165,868
Garnet CLO 2 Ltd. (Cayman)
5.431% (SOFR + 1.350%)
due 10/20/38 ~ § 1,365,000 1,367,971
Garnet CLO 3 Ltd. (Cayman)
5.053% (SOFR + 1.270%)
due 10/20/38 ~ § 1,540,000 1,536,937
GCP CLO Warehouse JP Ltd. (Cayman)
5.225% (SOFR + 1.260%)
due 10/15/38 ~ § 805,000 803,834
Global SC Finance X Ltd. (Bermuda)
6.169% due 09/20/45 ~ 1,431,087 1,427,372
Golub Capital Partners CLO 85M Ltd.
5.024% (SOFR + 1.370%)
due 02/09/40 ~ § 2,420,000 2,421,242
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 143,065 143,987
5.670% due 06/25/59 ~ 256,245 260,066
6.360% due 06/25/59 ~ 238,847 243,198
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 187,536 189,767
Horizon Aircraft Finance I Ltd. (Cayman)
4.458% due 12/15/38 ~ 90,440 89,963
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ 2,918,375 2,897,754
Island Finance Trust
6.540% due 03/19/35 ~ 155,000 156,075
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 4,204,400 4,084,558
Kapitus Asset Securitization IV LLC
5.490% due 09/10/31 ~ 905,000 907,199
Kinetic ABS Issuer LLC
5.219% due 02/25/56 ~ 400,000 399,832
Labrador Aviation Finance Ltd.
4.300% due 01/15/42 ~ 60,584 62,162
Lunar Structured Aircraft Portfolio Notes
2.636% due 10/15/46 ~ 319,130 303,408

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Magnetite XLVIII Ltd. (Cayman)
4.952% (SOFR + 1.280%)
due 10/15/38 ~ § $ 1,380,000 $ 1,377,522
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ 475,000 480,237
Marlette Funding Trust
6.930% due 07/17/34 ~ 100,000 101,834
MetroNet Infrastructure Issuer LLC
5.400% due 08/20/55 ~ 935,000 944,213
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 2,548,736 2,420,971
5.600% due 04/22/52 ~ 3,581,444 3,404,673
MVW LLC
4.430% due 03/20/42 ~ 560,859 558,703
6.200% due 02/20/43 ~ 213,844 217,653
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 730,467 664,088
1.690% due 05/15/69 ~ 1,806,858 1,726,613
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 644,903
New Economy Assets - Phase 1 Sponsor LLC
1.910% due 10/20/61 ~ 320,000 269,232
NFAS3 LLC
6.351% due 05/15/31 ~ 255,000 257,902
Northwoods Capital 20 Ltd. (Cayman)
5.008% (SOFR + 1.340%)
due 10/25/38 ~ § 655,000 655,955
OCP CLO Ltd. (Jersey)
5.000% (SOFR + 1.330%)
due 01/21/38 ~ § 2,610,000 2,614,568
5.038% (SOFR + 1.370%)
due 07/20/37 ~ § 1,025,000 1,025,257
OnDeck Asset Securitization Trust IV LLC
4.980% due 10/17/31 ~ 540,000 541,878
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,164,987
4.050% due 10/14/36 ~ 2,735,000 2,640,852
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 653,787 658,684
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 514,475 514,568
OWN Equipment Fund III LLC
5.420% due 03/27/34 ~ 1,206,217 1,203,652
Palmer Square BDC CLO 1 Ltd. (Cayman)
5.272% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,343,210
5.822% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,932,991
PK ALIFT Loan Funding 3 LP
5.842% due 09/15/39 ~ 403,924 411,237
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 259,458 258,557
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,400,938 5,153,177
4.008% due 12/05/51 ~ 192,000 179,631
5.274% due 12/06/55 ~ 580,000 580,612
Polen Capital CLO Ltd. (Cayman)
5.618% (SOFR + 1.950%)
due 03/06/38 ~ § 1,270,000 1,273,147
6.818% (SOFR + 3.150%)
due 03/06/38 ~ § 1,375,000 1,377,552
Post CLO VI Ltd. (Cayman)
5.468% (SOFR + 1.800%)
due 01/20/38 ~ § 2,805,000 2,811,867
a
Principal
Amount Value
5.768% (SOFR + 2.100%)
due 01/20/38 ~ § $ 945,000 $ 948,489
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,070,713
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 218,282
2.688% due 05/17/26 ~ 455,000 453,195
4.896% due 06/17/39 ~ 275,000 274,011
5.192% due 06/17/39 ~ 490,000 487,924
QTS Issuer ABS II LLC
5.778% due 10/05/55 ~ 545,000 528,543
6.729% due 01/05/56 ~ 100,000 99,272
Rad CLO 26 Ltd. (Cayman)
5.038% (SOFR + 1.370%)
due 10/20/37 ~ § 1,535,000 1,536,174
Regatta 35 Funding Ltd. (Cayman)
4.962% (SOFR + 1.290%)
due 10/15/38 ~ § 1,205,000 1,202,757
Regional Management Issuance Trust
5.740% due 12/15/33 ~ 140,000 140,839
Republic Finance Issuance Trust
5.910% due 08/20/32 ~ 885,000 888,435
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,321,974
Rockford Tower CLO Ltd. (Cayman)
6.579% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 972,527
6.917% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,940,091
Rockford Tower Ltd. (Cayman)
5.518% (SOFR + 1.850%)
due 10/20/37 ~ § 6,075,000 6,099,451
Rowe CLO Ltd. (Cayman)
due 04/20/39 # ~ § 1,675,000 1,675,000
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 376,230
SEB Funding LLC
7.386% due 04/30/54 ~ 1,400,000 1,426,156
SF ABS Issuer LLC
5.377% due 11/25/55 ~ 2,180,000 2,137,671
Shentel Issuer LLC
5.640% due 12/20/55 ~ 1,125,000 1,135,121
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 657,627 662,699
7.120% due 09/20/40 ~ 27,989 28,769
Silver Point CLO 12 Ltd. (Cayman)
5.288% (SOFR + 1.310%)
due 10/15/38 ~ § 1,380,000 1,379,138
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 205,540 194,531
1.340% due 03/17/53 ~ 1,284,565 1,217,111
1.390% due 01/15/53 ~ 755,883 693,635
1.590% due 01/15/53 ~ 146,343 135,598
3.960% due 07/15/42 ~ 1,155,000 1,137,125
4.000% due 07/15/42 ~ 120,000 117,615
Sprite Ltd. (Cayman)
5.227% due 03/15/41 ~ 1,385,000 1,366,001
Stonepeak ABS
2.301% due 02/28/33 ~ 2,564,768 2,511,598
Stream Innovations Issuer Trust
5.210% due 02/15/45 ~ 469,961 473,450
6.270% due 07/15/44 ~ 97,129 100,079

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Subway Funding LLC
5.246% due 07/30/54 ~ $ 790,000 $ 781,178
Sunnova Helios II Issuer LLC
3.750% due 06/20/46 ~ 162,817 149,437
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,158,736 1,859,143
Sunrun Atlas Issuer LLC
3.610% due 02/01/55 ~ 1,063,900 1,027,238
Sunrun Demeter Issuer LLC
2.270% due 01/30/57 ~ 155,423 141,278
Symetra CLO Ltd. (Cayman)
6.918% (SOFR + 3.250%)
due 04/20/38 ~ § 1,070,000 1,075,599
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 320,993 301,988
2.100% due 09/20/45 ~ 1,043,059 983,646
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 1,983,741 1,963,336
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 444,165 451,264
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 361,250 360,799
TMCL VII Holdings Ltd. (Bermuda)
6.430% due 07/23/50 ~ 1,327,085 1,327,358
TPG CLO Ltd. (Cayman)
5.333% (SOFR + 1.370%)
due 07/15/37 ~ § 1,395,000 1,397,353
Trafigura Securitisation Finance PLC (Ireland)
5.041% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,602,214
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,703,593
Volofin Finance DAC (Ireland)
5.935% due 06/15/37 ~ 1,275,831 1,293,532
Wave LLC
3.597% due 09/15/44 ~ 540,753 530,764
Willis Engine Structured Trust VII
8.000% due 10/15/48 ~ 193,824 198,353
Wingstop Funding LLC
5.858% due 12/05/54 ~ 340,000 345,920
Zayo Issuer LLC
5.953% due 06/20/55 ~ 2,020,000 2,058,088
168,424,558
Total Asset-Backed Securities
    (Cost $213,415,756) 215,353,010
U.S. TREASURY OBLIGATIONS - 20.4%
U.S. Treasury Bonds - 11.4%
2.000% due 11/15/41  12,938,000 8,951,984
3.000% due 11/15/44  6,124,000 4,691,080
3.250% due 05/15/42  5,867,000 4,835,921
3.625% due 08/15/43  510,000 435,711
3.625% due 02/15/53  535,000 429,505
3.625% due 05/15/53  20,330,000 16,306,089
3.875% due 05/15/43  2,175,000 1,928,358
4.000% due 11/15/52  6,485,000 5,573,300
4.125% due 08/15/53  27,791,000 24,380,089
4.250% due 02/15/54  1,976,000 1,770,411
4.375% due 08/15/43  21,744,000 20,530,668
4.500% due 02/15/44  4,558,000 4,360,457
4.625% due 11/15/45  17,346,000 16,733,469
a
Principal
Amount Value
4.625% due 02/15/46  $ 4,429,000 $ 4,270,179
4.750% due 02/15/45  656,000 644,751
4.750% due 02/15/56  3,030,000 2,955,670
4.875% due 08/15/45  16,500,000 16,449,726
5.000% due 05/15/45 ‡ 19,572,000 19,831,941
155,079,309
U.S. Treasury Inflation Protected Securities - 1.4%
1.125% due 10/15/30 ^ 19,629,430 19,459,681
U.S. Treasury Notes - 7.6%
3.375% due 11/30/27  8,131,000 8,071,606
3.500% due 01/31/28  310,000 308,256
3.500% due 02/15/29  494,000 489,735
3.500% due 02/28/31  9,142,000 8,965,231
3.625% due 08/31/27  4,250,000 4,237,798
3.625% due 12/31/30  375,000 369,939
3.750% due 04/15/26  278,000 277,998
3.750% due 10/31/32  4,699,000 4,601,716
3.750% due 11/30/32  754,000 738,051
3.750% due 02/28/33  8,400,000 8,209,031
3.875% due 03/31/31  9,188,000 9,158,929
3.875% due 08/31/32  910,000 898,714
3.875% due 08/15/33  16,116,400 15,823,975
4.000% due 04/30/32  5,748,000 5,727,455
4.000% due 06/30/32  2,950,000 2,937,094
4.000% due 07/31/32  4,532,000 4,509,783
4.125% due 03/31/32  9,953,000 9,989,352
4.125% due 05/31/32  12,410,000 12,444,176
4.125% due 02/15/36  4,760,000 4,685,997
4.250% due 03/31/33  211,000 212,467
102,657,303
Total U.S. Treasury Obligations
    (Cost $284,952,707) 277,196,293
FOREIGN GOVERNMENT BONDS & NOTES - 5.3%
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/31
BRL 38,849,000
6,554,008
10.000% due 01/01/33
42,058,000
6,818,347
Canada Government (Canada)
2.250% due 02/01/28
CAD 3,883,000
2,763,096
Chile Government (Chile)
3.100% due 01/22/61 †
$ 3,728,000
2,306,886
3.250% due 09/21/71 †
4,291,000
2,667,629
5.650% due 01/13/37
2,160,000
2,244,024
Colombia Government (Colombia)
5.625% due 02/26/44
1,795,000
1,422,286
6.125% due 01/18/41 †
810,000
706,150
7.375% due 09/18/37
400,000
399,452
8.000% due 11/14/35
355,000
372,409
Dominican Republic (Dominican Republic)
5.750% due 03/17/34 ~
1,800,000
1,718,100
Egypt Government (Egypt)
5.800% due 09/30/27 ~
729,000
720,693
Kyrgyz Republic (Kyrgyzstan)
7.750% due 06/03/30 ~
1,405,000
1,403,718
Mexican Bonos (Mexico)
8.000% due 07/31/53
MXN 90,919,600
4,205,923
8.500% due 05/31/29
29,778,800
1,660,338
Mexico Government (Mexico)
5.375% due 03/22/33
$ 1,263,000
1,237,740
6.125% due 02/09/38
2,206,000
2,152,505

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~
$ 1,899,000
$ 1,908,015
Pakistan Government (Pakistan)
6.000% due 04/08/26 ~
1,566,000
1,565,608
6.875% due 12/05/27 ~
1,672,000
1,654,104
Republic of Poland Government (Poland)
5.500% due 03/18/54
2,218,000
2,056,744
Republic of South Africa Government (South
Africa)
7.100% due 11/19/36 ~
580,000
593,053
7.300% due 04/20/52
1,625,000
1,501,431
9.000% due 01/31/40
ZAR 38,080,000
2,115,704
Republic of Uzbekistan (Uzbekistan)
3.900% due 10/19/31 ~
$ 342,000
309,516
6.900% due 02/28/32 ~
3,720,000
3,888,483
6.947% due 05/25/32 ~
430,000
450,848
Saudi Government (Saudi Arabia)
5.625% due 01/13/35 ~ †
895,000
927,072
Turkiye Government (Turkey)
36.000% due 08/12/26
TRY 124,878,000
2,763,320
36.780% due 10/13/27
163,085,000
3,560,825
Uruguay Government (Uruguay)
8.000% due 10/29/35
UYU 38,650,000
967,557
8.250% due 05/21/31
94,759,472
2,419,558
8.500% due 03/15/28 ~
42,031,000
1,062,813
9.750% due 07/20/33
195,228,000
5,351,298
Total Foreign Government Bonds & Notes
    (Cost $73,432,846) 72,449,253
SHORT-TERM INVESTMENTS - 2.3%
U.S. Government Agency Issues - 1.5%
Federal Home Loan Bank Discount Notes
3.697% due 04/02/26  $ 1,276,000 1,275,746
3.698% due 04/07/26  8,336,000 8,330,197
3.698% due 04/08/26  5,782,000 5,777,400
3.699% due 04/14/26  5,360,000 5,352,538
20,735,881
U.S. Treasury Bills - 0.8%
3.673% due 05/14/26 ‡ 1,998,000 1,989,332
3.701% due 09/03/26  4,089,000 4,025,972
3.710% due 08/27/26  5,153,000 5,076,947
11,092,251
Total Short-Term Investments
(Cost $31,832,243) 31,828,132
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $1,374,216,383) 1,361,646,158
Shares
SECURITIES LENDING COLLATERAL - 5.7%
Mutual Funds - 0.7%
The Morgan Stanley Institutional Liquidity Funds
3.520% 9,377,625 9,377,625
Principal
Amount Value
Repurchase Agreements - 5.0%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$46,933,297; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $47,871,963) $ 46,928,486 $ 46,928,486
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$21,512,251; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$22,046,015) 21,478,780 21,478,780
68,407,266
Total Securities Lending Collateral
(Cost $77,784,891) 77,784,891
a
TOTAL INVESTMENTS - 105.7%
(Cost $1,452,001,274) 1,439,431,049
DERIVATIVES - (0.2%) (3,294,914)
OTHER ASSETS & LIABILITIES, NET - (5.5%) (74,648,635)
NET ASSETS - 100.0% $1,361,487,500

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $1,737 or less than 0.1% of the Fund’s net assets were in default.
(b) As of March 31, 2026, investments with a total aggregate value of $7,156,761 or 0.5% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/26 820 $ 170,254,746 $ 170,105,156 ( $ 149,590)
CBOT 5 Year U.S. Treasury Notes 06/26 1,822 199,974,953 197,103,392 (2,871,561)
CBOT 10 Year U.S. Treasury Notes 06/26 109 12,108,783 12,104,109 (4,674)
CBOT U.S. Long Bond 06/26 88 10,351,084 10,021,000 (330,084)
($3,355,909)
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 06/26 41 4,428,573 4,435,367 (6,794)
CBOT Ultra 10 Year U.S. Treasury Notes 06/26 516 58,419,854 58,574,063 (154,209)
CBOT Ultra U.S. Treasury Bond 06/26 57 6,866,060 6,644,062 221,998
$60,995
Total Futures Contracts ( $ 3,294,914)

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
EXCHANGE-TRADED FUNDS - 5.5%
Invesco Senior Loan ETF † 145,000 $ 2,959,450
iShares iBoxx High Yield Corporate Bond † 21,868 1,739,818
SPDR Blackstone Senior Loan † 113,613 4,560,426
SPDR Bloomberg High Yield Bond ETF † 50,000 4,786,000
SPDR Bloomberg Short Term High Yield Bond
ETF 171,016 4,271,980
a
Total Exchange-Traded Funds
    (Cost $18,524,809) 18,317,674
Principal
Amount
CORPORATE BONDS & NOTES - 5.7%
Consumer, Cyclical - 0.5%
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ $ 1,725,000 1,734,686
Financial - 4.1%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.750% due 10/15/27 ~ 8,203,000 8,201,794
7.375% due 10/01/32 ~ † 4,375,000 4,338,693
CoreLogic, Inc.
4.500% due 05/01/28 ~ 1,150,000 1,080,688
13,621,175
Industrial - 0.9%
Columbus McKinnon Corp.
7.125% due 02/01/33 ~ 450,000 450,214
Goat Holdco LLC
6.750% due 02/01/32 ~ 2,389,000 2,405,708
2,855,922
Technology - 0.2%
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 675,000 661,003
Total Corporate Bonds & Notes
    (Cost $19,059,292) 18,872,786
SENIOR LOAN NOTES - 86.7%
Basic Materials - 1.2%
Nouryon Finance BV Term B (Netherlands)
6.917% (SOFR + 3.250%)
due 04/03/28 § 1,245,587 1,220,675
7.036% (SOFR + 3.250%)
due 04/03/28 § ∞ 2,906,629 2,855,763
4,076,438
Communications - 7.0%
Arches Buyer, Inc. Term B
7.018% (SOFR + 3.250%)
due 12/06/27 § 2,732,638 2,725,427
CNT Holdings I Corp. Term B
6.167% (SOFR + 2.500%)
due 11/08/32 § 498,741 499,052
MH Sub I LLC Term B
7.918% (SOFR + 4.250%)
due 12/31/31 § 24,621 16,527
a
Principal
Amount Value
Proofpoint, Inc. Term B
6.700% (SOFR + 3.000%)
due 08/31/28 § ∞ $ 11,703,824 $ 11,292,364
Speedster Bidco GmbH Term B (Germany)
6.699% (SOFR + 3.000%)
due 12/11/31 § 1,981 1,898
StubHub Holdco Sub LLC Term B
8.418% (SOFR + 4.750%)
due 03/15/30 § ∞ 1,986,407 1,960,958
Zayo Group Holdings, Inc.
6.782% (SOFR + 3.500%)
due 03/11/30 § ∞ 6,904,034 6,785,367
23,281,593
Consumer, Cyclical - 9.4%
Alterra Mountain Co.
Term B6
6.168% (SOFR + 2.500%)
due 08/17/28 § 3,814,525 3,819,293
Term B8
6.168% (SOFR + 2.500%)
due 05/31/30 § 1,231,325 1,231,325
BCPE Empire Holdings, Inc. Term B
6.918% (SOFR + 3.250%)
due 12/11/30 § 112,500 111,076
7.173% (SOFR + 3.500%)
due 12/29/32 § ∞ 4,350,000 4,290,209
Caesars Entertainment, Inc. Term B
5.918% (SOFR + 2.250%)
due 02/06/30 § 124,615 121,286
FCG Acquisitions, Inc.
6.918% (SOFR + 3.250%)
due 03/04/33 § 3,215,810 3,219,829
Fertitta Entertainment LLC Term B
6.918% (SOFR + 3.250%)
due 01/27/29 § ∞ 2,536,501 2,490,958
Great Outdoors Group LLC Term B3
6.918% (SOFR + 3.250%)
due 01/23/32 § 1,305,301 1,304,601
MIC Glen LLC Term B
6.918% (SOFR + 3.250%)
due 07/21/28 § 1,091,750 1,096,117
PetSmart LLC Term B
7.675% (SOFR + 4.000%)
due 08/18/32 § 475,000 472,922
Tacala Investment Corp. Term B
6.668% (SOFR + 3.000%)
due 01/31/31 § 637,877 638,447
TRQ Sales LLC Term B
6.951% (SOFR + 2.250%)
due 12/30/32 § 750,000 726,875
VSE Corp. Term B
due 03/17/33 ∞ 2,800,000 2,800,000
Weber-Stephen Products LLC Term B
7.411% (SOFR + 3.750%)
due 10/01/32 § 3,350,000 3,281,603
Whatabrands LLC Term B
6.168% (SOFR + 2.500%)
due 08/03/28 § ∞ 3,836,941 3,835,230
White Cap Supply Holdings LLC Term B
7.168% (SOFR + 3.500%)
due 02/10/33 § 450,000 429,027

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Windsor Holdings III LLC Term B
6.418% (SOFR + 2.750%)
due 08/01/30 § $ 1,315,755 $ 1,302,049
31,170,847
Consumer, Non-Cyclical - 18.9%
Alkermes, Inc. Term B
6.418% (SOFR + 2.750%)
due 08/12/31 § 650,000 655,688
Allied Universal Holdco LLC Term B
6.918% (SOFR + 3.250%)
due 08/20/32 § 9,199,885 9,207,548
Amneal Pharmaceuticals LLC Term B
6.668% (SOFR + 3.000%)
due 08/01/32 § 249,373 250,568
Anticimex Global AB Term B8 (Sweden)
6.560% (SOFR + 2.900%)
due 11/17/31 § 3,115,419 3,122,721
Bausch & Lomb Corp. Term B
7.418% (SOFR + 3.750%)
due 01/15/31 § 4,328,874 4,343,757
Belron Finance LLC Term B
5.660% (SOFR + 2.000%)
due 10/16/31 § ∞ 2,488,756 2,490,001
BioMarin Pharmaceutical, Inc. Term B
due 01/28/33 ∞ 3,600,000 3,597,750
Covetrus, Inc.
8.700% (SOFR + 5.000%)
due 10/13/29 § 8,471,214 7,947,057
Curium BidCo SARL Term B (Luxembourg)
6.700% (SOFR + 3.000%)
due 08/04/31 § 2,622,214 2,620,575
Gainwell Acquisition Corp. Term B
7.800% (SOFR + 4.000%)
due 10/01/27 § 9,129,698 8,870,643
Garda World Security Corp. Term B (Canada)
6.421% (SOFR + 2.750%)
due 02/01/29 § 847,859 843,620
Grant Thornton Advisors LLC Term B1
6.418% (SOFR + 2.750%)
due 06/02/31 § 3,857,714 3,606,962
Hopper Merger Sub, Inc. Term B
5.924% (SOFR + 2.250%)
due 04/07/33 § 7,000,000 6,920,851
Jupiter Buyer, Inc. Term B
7.700% (SOFR + 4.000%)
due 11/01/31 § 349,118 349,773
Mavis Tire Express Services Topco Corp. Term B
6.668% (SOFR + 3.000%)
due 05/04/28 § 2,248,797 2,249,031
Pegasus BidCo BV Term B (Netherlands)
due 07/12/29 ∞ 997,487 997,071
Primo Brands Corp. Term B
due 03/31/31 ∞ 500,000 501,313
Snacking Investments U.S. LLC Term B
6.667% (SOFR + 3.000%)
due 10/29/32 § 1,000,000 1,001,518
Wand NewCo 3, Inc. Term B2
6.168% (SOFR + 2.500%)
due 01/30/31 § 2,811,000 2,790,795
62,367,242
a
Principal
Amount Value
Energy - 0.2%
Colossus Acquireco LLC Term B
5.380% (SOFR + 1.750%)
due 07/30/32 § $ 498,747 $ 497,455
Financial - 22.6%
Acrisure LLC Term B6
6.668% (SOFR + 3.000%)
due 11/06/30 § 4,929,992 4,788,255
Acuren Delaware Holdco, Inc.
6.418% (SOFR + 2.750%)
due 07/30/31 § 1,042,835 1,042,455
Alera Group, Inc.
(2nd Lien)
9.176% (SOFR + 5.500%)
due 05/30/33 § ∞ 6,000,000 5,809,998
Term B
6.418% (SOFR + 2.750%)
due 05/30/32 § 1,221,313 1,186,963
Ardonagh Group Finco Pty. Ltd. Term B (United
Kingdom)
6.450% (SOFR + 2.750%)
due 02/15/31 § 719,831 705,735
Ascensus Holdings, Inc.
(2nd Lien)
8.918% (SOFR + 5.250%)
due 11/25/33 ± § 2,750,000 2,791,250
Term B
6.668% (SOFR + 3.000%)
due 11/25/32 § 2,120,715 2,091,224
BCP VI Summit Holdings LP Term B
6.668% (SOFR + 3.000%)
due 01/30/32 § 250,000 250,208
Broadstreet Partners Group LLC Term B
6.168% (SOFR + 2.500%)
due 06/13/31 § ∞ 5,950,720 5,810,134
CFC USA LLC Term B
7.161% (SOFR + 3.500%)
due 07/01/32 ± § 3,142,125 3,016,440
CoreLogic, Inc.
(2nd Lien)
10.282% (SOFR + 6.500%)
due 06/04/29 § ∞ 5,575,000 5,191,719
Term B
7.282% (SOFR + 3.500%)
due 06/02/28 § 5,642,875 5,410,106
CRC Insurance Group LLC (2nd Lien)
8.450% (SOFR + 4.750%)
due 05/06/32 § ∞ 11,500,000 11,418,546
Deerfield Dakota Holding LLC
6.700% (SOFR + 3.000%)
due 09/13/32 § 4,526,045 4,514,729
Focus Financial Partners LLC Term C
6.168% (SOFR + 2.500%)
due 09/15/31 § 3,690,727 3,574,816
Goosehead Insurance Holdings LLC Term B1
6.678% (SOFR + 3.000%)
due 01/08/32 ± § 1,490,013 1,460,212
Hyperion Refinance SARL Term B (United
Kingdom)
6.418% (SOFR + 2.750%)
due 02/15/31 § ∞ 998,744 968,365

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.418% (SOFR + 2.750%)
due 04/18/30 § ∞ $ 6,430,838 $ 6,285,251
IMA Financial Group, Inc. Term B
6.668% (SOFR + 3.000%)
due 11/01/28 § 2,845,467 2,822,703
Trucordia Insurance Holdings LLC
6.918% (SOFR + 3.250%)
due 06/17/32 ± § 6,142,691 5,681,989
74,821,098
Industrial - 18.6%
Advanced Drainage Systems, Inc. Term B
5.298% (SOFR + 1.625%)
due 02/28/33 § 700,000 704,375
Arcwood Environmental, Inc. Term B
due 03/18/33 ± ∞ 450,000 450,563
Azuria Water Solutions, Inc.
Delayed Draw
due 01/27/33 ∞ 176,471 174,963
Term B
due 01/27/33 ∞ 1,323,529 1,313,603
Brown Group Holding LLC Term B1
6.168% (SOFR + 2.500%)
due 07/01/31 § 1,491,193 1,494,404
Chariot Buyer LLC Term B
6.418% (SOFR + 2.750%)
due 09/08/32 § 4,875,807 4,834,285
Columbus McKinnon Corp. Term B
7.200% (SOFR + 3.500%)
due 02/03/33 § 1,751,997 1,746,522
DG Investment Intermediate Holdings 2, Inc.
(2nd Lien)
9.168% (SOFR + 5.500%)
due 07/29/33 ± § ∞ 1,050,000 1,029,000
Term B
6.918% (SOFR + 3.250%)
due 07/09/32 ± § 997,500 997,500
Engineered Machinery Holdings, Inc.
(2nd Lien)
9.961% (SOFR + 6.000%)
due 05/21/29 ± § 1,275,000 1,281,375
Term B
6.950% (SOFR + 3.250%)
due 11/26/32 § 984,448 989,370
Filtration Group Corp. Term B
6.168% (SOFR + 2.500%)
due 10/21/28 § 3,954,098 3,960,962
Goat Holdco LLC Term B
6.168% (SOFR + 2.500%)
due 01/27/32 § 667,432 666,181
Groundworks LLC Term B
6.673% (SOFR + 3.000%)
due 03/14/31 § 1,369,996 1,368,926
Icebox Holdco III, Inc.
(2nd Lien)
10.200% (SOFR + 6.500%)
due 12/22/32 § 1,700,402 1,715,990
Term B
6.950% (SOFR + 3.250%)
due 12/22/31 § 979,592 982,245
Indicor LLC Term B
6.200% (SOFR + 2.500%)
due 11/22/29 § 3,511,851 3,516,972
a
Principal
Amount Value
Jeld-Wen, Inc. Term B
5.782% (SOFR + 2.000%)
due 07/28/28 § $ 558,001 $ 445,006
Kaman Corp. Term B
6.168% (SOFR + 2.500%)
due 02/26/32 § 1,813,880 1,815,706
6.200% (SOFR + 2.500%)
due 02/26/32 §
φ
172,290 172,458
Karman Holdings LLC Term B
6.461% (SOFR + 2.750%)
due 04/01/32 § 1,869,688 1,870,468
Merlin Buyer, Inc.
due 03/25/33 ± ∞ 525,000 526,313
Pinnacle Buyer LLC
Delayed Draw
due 10/01/32 ∞
φ
322,581 322,883
Term B
6.161% (SOFR + 2.500%)
due 10/01/32 § 1,673,226 1,675,839
Pro Mach Group, Inc. Term B
6.418% (SOFR + 2.750%)
due 10/15/32 § 2,341,313 2,338,826
Proampac PG Borrower LLC Term B
7.782% (SOFR + 4.000%)
due 03/07/33 § 2,141,096 2,072,848
Project Aurora U.S. Finco, Inc. Term B
6.450% (SOFR + 2.750%)
due 12/06/32 § 997,500 999,994
Quikrete Holdings, Inc. Term B3
5.918% (SOFR + 2.250%)
due 02/10/32 § 2,475,000 2,472,765
Signia Aerospace LLC Term B
due 12/11/31 ∞
φ
51,596 51,757
6.423% (SOFR + 2.750%)
due 12/11/31 § 1,054,575 1,058,530
STS Operating, Inc.
7.768% (SOFR + 4.000%)
due 03/25/31 § 1,144,896 1,145,730
TK Elevator U.S. Newco, Inc. Term B (Germany)
due 04/30/30 ∞ 1,400,000 1,404,375
6.377% (SOFR + 2.750%)
due 04/30/30 § ∞ 5,401,574 5,418,454
TransDigm, Inc.
Term J
due 02/28/31 ∞ 498,731 499,218
Term L
6.168% (SOFR + 2.500%)
due 01/19/32 § ∞ 749,367 749,846
Term M
6.168% (SOFR + 2.500%)
due 08/19/32 § ∞ 5,896,129 5,899,980
Term N
6.168% (SOFR + 2.500%)
due 02/13/33 § ∞ 2,725,000 2,728,831
Victory Buyer LLC Term B
6.668% (SOFR + 3.000%)
due 02/14/33 § 650,000 650,677
61,547,740
Technology - 8.8%
Applied Systems, Inc. (2nd Lien)
8.200% (SOFR + 4.500%)
due 02/23/32 § 3,220,000 3,183,775

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
BCPE Pequod Buyer, Inc. Term B
6.417% (SOFR + 2.750%)
due 11/25/31 § $ 2,240,631 $ 2,176,679
CACI International, Inc. Term B2
due 03/09/33 ∞ 650,000 650,813
Central Parent LLC Term B
6.950% (SOFR + 3.250%)
due 07/06/29 § 1,179,940 845,575
Ellucian Holdings, Inc. (2nd Lien)
8.418% (SOFR + 4.750%)
due 11/22/32 § 7,572,500 7,277,491
Peraton Corp. Term B
7.517% (SOFR + 3.750%)
due 02/01/28 § 902,572 771,323
Polaris Newco LLC Term B
7.678% (SOFR + 3.750%)
due 06/02/28 § ∞ 4,211,081 3,687,568
RealPage, Inc.
7.450% (SOFR + 3.750%)
due 04/24/28 § ∞ 7,022,125 6,835,842
Term B
6.961% (SOFR + 3.000%)
due 04/24/28 § ∞ 3,043,995 2,921,854
Skopima Consilio Parent LLC
7.418% (SOFR + 3.750%)
due 05/12/28 § ∞ 838,165 657,959
UKG, Inc. Term B
6.167% (SOFR + 2.500%)
due 02/10/31 § ∞ 246,623 235,875
29,244,754
Total Senior Loan Notes
    (Cost $291,740,615) 287,007,167
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.9%
    (Cost $329,324,716) 324,197,627
Shares
SECURITIES LENDING COLLATERAL - 5.0%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,989,761 1,989,761
Principal
Amount
Repurchase Agreements - 4.4%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$9,958,390; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $10,157,557) $ 9,957,369 9,957,369
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$4,564,507; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$4,677,762) $ 4,557,405 $ 4,557,405
14,514,774
Total Securities Lending Collateral
(Cost $16,504,535) 16,504,535
a
TOTAL INVESTMENTS - 102.9%
(Cost $345,829,251) 340,702,162
OTHER ASSETS & LIABILITIES, NET - (2.9%) (9,540,636)
NET ASSETS - 100.0% $ 331,161,526

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 88.0%
Basic Materials - 2.5%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin
U.S. Holding Corp.
9.750% due 03/01/33 ~ $ 1,725,000 $ 1,662,331
Magnera Corp.
7.250% due 11/15/31 ~ † 5,375,000 4,981,039
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ † 1,500,000 1,398,947
Novelis Corp.
3.875% due 08/15/31 ~ 1,725,000 1,538,130
4.750% due 01/30/30 ~ 783,000 741,315
Olympus Water U.S. Holding Corp.
7.250% due 02/15/33 ~ 3,800,000 3,628,948
WR Grace Holdings LLC
7.000% due 08/01/33 ~ 2,925,000 2,843,188
16,793,898
Communications - 6.9%
APLD ComputeCo 2 LLC
6.750% due 03/15/31 ~ 2,600,000 2,582,682
APLD ComputeCo LLC
9.250% due 12/15/30 ~ 3,950,000 4,073,248
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 3,125,000 2,850,264
4.250% due 01/15/34 ~ † 1,800,000 1,541,562
4.750% due 03/01/30 ~ 3,510,000 3,332,760
5.375% due 06/01/29 ~ 3,200,000 3,157,993
7.375% due 02/01/36 ~ † 1,000,000 996,742
Cipher Compute LLC
7.125% due 11/15/30 ~ † 3,075,000 3,189,633
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 2,475,000 2,603,180
EchoStar Corp.
10.750% due 11/30/29  3,000,000 3,242,597
Flash Compute LLC
7.250% due 12/31/30 ~ 1,800,000 1,814,474
Level 3 Financing, Inc.
6.875% due 06/30/33 ~ 4,650,000 4,738,867
7.000% due 03/31/34 ~ 1,175,000 1,203,595
8.500% due 01/15/36 ~ 875,000 913,816
Uniti Group LP/Uniti Group Finance 2019, Inc./
CSL Capital LLC
8.625% due 06/15/32 ~ 850,000 866,320
Univision Communications, Inc.
8.000% due 08/15/28 ~ 3,875,000 3,935,264
8.500% due 07/31/31 ~ 650,000 653,676
9.375% due 08/01/32 ~ 875,000 902,440
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 2,550,000 2,666,884
WULF Compute LLC
7.750% due 10/15/30 ~ † 2,050,000 2,167,496
47,433,493
Consumer, Cyclical - 14.2%
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ 2,951,336 3,145,364
Boyd Gaming Corp.
4.750% due 06/15/31 ~ † 4,113,000 3,914,215
a
Principal
Amount Value
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ $ 850,000 $ 840,784
7.000% due 02/15/30 ~ 1,700,000 1,721,820
Carnival Corp.
5.125% due 05/01/29 ~ 275,000 273,132
5.750% due 08/01/32 ~ 1,000,000 1,000,925
5.875% due 06/15/31 ~ 4,900,000 4,963,313
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 3,600,000 3,442,724
6.750% due 01/15/30 ~ † 2,875,000 2,687,600
Ford Motor Co.
3.250% due 02/12/32  1,750,000 1,520,604
Grupo Aeromexico SAB de CV (Mexico)
8.625% due 11/15/31 ~ † 725,000 697,812
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ † 1,095,000 989,031
5.000% due 06/01/29 ~ † 3,500,000 3,325,385
6.625% due 01/15/32 ~ 1,200,000 1,186,454
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ † 1,750,000 1,656,232
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 22,678,000 16,859,168
NCL Corp. Ltd.
5.875% due 01/15/31 ~ 6,025,000 5,857,299
6.250% due 09/15/33 ~ † 7,000,000 6,797,234
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,250,000 1,194,119
3.875% due 01/15/28 ~ 650,000 635,732
4.000% due 10/15/30 ~ 3,700,000 3,479,665
4.375% due 01/15/28 ~ 1,900,000 1,874,686
6.125% due 06/15/29 ~ 1,375,000 1,398,004
Newell Brands, Inc.
8.500% due 06/01/28 ~ 7,050,000 7,280,887
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ † 8,200,000 7,837,061
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ † 1,000,000 963,915
Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium Operations LLC
8.625% due 01/15/32 ~ † 2,425,000 2,430,573
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 1,450,000 1,432,639
7.000% due 02/15/29 ~ 1,935,000 1,939,536
9.125% due 07/15/31 ~ 2,750,000 2,902,570
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ † 825,000 817,257
7.125% due 02/15/31 ~ 2,365,000 2,480,400
97,546,140
Consumer, Non-Cyclical - 13.5%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
5.750% due 03/31/34 ~ 4,300,000 4,212,264
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 2,050,000 2,096,693
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 6,100,000 6,294,498
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.875% due 06/15/30 ~ 7,900,000 8,014,171

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Charles River Laboratories International, Inc.
4.000% due 03/15/31 ~ $ 2,800,000 $ 2,606,850
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,643,220 1,752,323
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 960,000 885,575
9.750% due 01/15/34 ~ 850,000 883,250
10.875% due 01/15/32 ~ 1,600,000 1,718,578
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 3,045,000 3,182,052
9.000% due 05/15/28 ~ 3,100,000 3,205,961
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 1,635,000 1,665,890
9.625% due 09/15/32 ~ † 3,500,000 3,573,399
Froneri Lux FinCo SARL (United Kingdom)
6.000% due 08/01/32 ~ 3,675,000 3,586,700
Garda World Security Corp. (Canada)
6.500% due 01/15/31 ~ † 4,225,000 4,286,609
Industrial F&B Investments III, Inc.
7.750% due 02/11/33 ~ 2,425,000 2,452,288
Medline Borrower LP
5.250% due 10/01/29 ~ 2,600,000 2,578,676
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 2,550,000 2,554,001
Post Holdings, Inc.
6.375% due 03/01/33 ~ † 3,775,000 3,722,330
6.500% due 03/15/36 ~ 2,300,000 2,254,750
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 1,750,000 1,701,659
6.250% due 04/01/29 ~ 1,500,000 1,503,519
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ † 3,800,000 3,741,252
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ † 1,750,000 1,720,991
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,227,399
4.375% due 01/15/30  3,550,000 3,440,542
6.125% due 06/15/30  425,000 428,295
Veritiv Operating Co.
10.500% due 11/30/30 ~ 4,475,000 4,656,228
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ † 5,525,000 5,480,878
VT Topco, Inc.
8.500% due 08/15/30 ~ † 2,175,000 2,213,215
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 4,703,250 4,811,575
92,452,411
Energy - 11.9%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ 5,150,000 5,136,423
5.750% due 10/15/33 ~ 625,000 618,498
5.750% due 07/01/34 ~ 2,600,000 2,563,864
6.625% due 02/01/32 ~ 200,000 205,117
Archrock Partners LP/Archrock Partners Finance
Corp.
6.625% due 09/01/32 ~ 3,600,000 3,672,792
Archrock Services LP/Archrock Partners Finance
Corp.
6.000% due 02/01/34 ~ 2,525,000 2,501,790
a
Principal
Amount Value
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
6.625% due 07/15/33 ~ $ 1,500,000 $ 1,526,748
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 1,900,000 1,853,835
7.500% due 12/15/33 ~ 1,400,000 1,470,249
Crescent Energy Finance LLC
8.375% due 01/15/34 ~ 5,600,000 5,859,112
Enerflex, Inc. (Canada)
6.875% due 01/15/31 ~ 4,925,000 5,031,747
Energy Transfer LP
6.500% due 02/15/56  6,050,000 5,981,114
6.750% due 02/15/56  2,000,000 1,996,973
7.125% due 10/01/54  4,850,000 4,929,288
Global Partners LP/GLP Finance Corp.
8.250% due 01/15/32 ~ 2,550,000 2,645,778
Matador Resources Co.
6.000% due 04/15/34 ~ 600,000 596,572
Patterson-UTI Energy, Inc.
7.150% due 10/01/33  1,525,000 1,641,080
SM Energy Co.
6.625% due 04/15/34 ~ 1,200,000 1,197,570
Sunoco LP
5.375% due 07/15/31 ~ 275,000 272,990
5.625% due 03/15/31 ~ 3,625,000 3,610,929
5.875% due 03/15/34 ~ 125,000 123,708
7.250% due 05/01/32 ~ 3,625,000 3,752,905
7.875% due 09/18/30 ~ 4,195,000 4,286,392
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ † 2,140,000 1,897,434
Venture Global LNG, Inc.
9.000% due 09/30/29 ~ 1,825,000 1,819,217
9.875% due 02/01/32 ~ † 8,790,000 9,444,661
Venture Global Plaquemines LNG LLC
6.750% due 01/15/36 ~ 2,025,000 2,146,099
7.750% due 05/01/35 ~ 950,000 1,065,333
WBI Operating LLC
6.250% due 10/15/30 ~ 2,700,000 2,717,914
6.500% due 10/15/33 ~ 1,050,000 1,042,708
81,608,840
Financial - 17.3%
Acrisure LLC/Acrisure Finance, Inc.
6.000% due 08/01/29 ~ † 1,600,000 1,504,000
6.750% due 07/01/32 ~ 2,000,000 1,929,186
7.500% due 11/06/30 ~ 10,450,000 10,505,688
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.500% due 10/01/31 ~ 7,250,000 7,128,183
6.750% due 04/15/28 ~ 6,350,000 6,388,290
7.375% due 10/01/32 ~ 2,775,000 2,751,971
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 1,675,000 1,695,866
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ † 9,675,000 9,488,829
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/32 ~ 1,300,000 1,349,774
8.375% due 02/01/34 ~ 1,125,000 1,093,019
Banco Mercantil del Norte SA (Mexico)
6.625% due 01/24/32 ~ 2,400,000 2,289,108
Barclays PLC (United Kingdom)
7.625% due 03/15/35  3,275,000 3,308,259
9.625% due 12/15/29  800,000 873,044

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ † $ 7,300,000 $ 6,086,667
8.500% due 01/15/34 ~ † 2,200,000 1,892,000
CoreLogic, Inc.
4.500% due 05/01/28 ~ 2,561,000 2,406,645
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
8.125% due 02/15/32 ~ 9,675,000 9,073,842
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 422,794
4.875% due 09/15/29 ~ 2,050,000 1,995,795
5.000% due 07/15/28 ~ 625,000 618,691
5.250% due 03/15/28 ~ 500,000 498,055
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,900,000 8,020,696
Kilroy Realty LP
5.875% due 10/15/35  6,450,000 6,222,224
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 11,700,000 11,745,209
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 2,525,000 2,549,864
6.375% due 08/01/33 ~ 2,700,000 2,732,384
Royal Bank of Canada (Canada)
6.500% due 05/24/86  5,700,000 5,558,704
Ryan Specialty LLC
5.875% due 08/01/32 ~ 2,600,000 2,571,841
UBS Group AG (Switzerland)
7.000% due 02/10/30 ~ 2,000,000 1,982,346
7.125% due 08/10/34 ~ 4,200,000 4,131,225
118,814,199
Industrial - 14.5%
Beacon Mobility Corp.
7.250% due 08/01/30 ~ 4,200,000 4,341,901
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 9,353,000 8,998,476
Calderys Financing II LLC
11.750% Cash or 12.500% PIK
due 06/01/28 ~ † 4,542,187 4,617,728
Chart Industries, Inc.
7.500% due 01/01/30 ~ 1,275,000 1,326,200
9.500% due 01/01/31 ~ 6,375,000 6,701,273
Columbus McKinnon Corp.
7.125% due 02/01/33 ~ † 2,800,000 2,801,330
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ † 5,200,000 4,881,542
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ † 2,465,000 2,510,132
6.750% due 07/15/31 ~ 1,950,000 2,006,981
GFL Environmental Holdings U.S., Inc.
5.500% due 02/01/34 ~ 2,400,000 2,356,910
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 6,000,000 5,841,858
Goat Holdco LLC
6.750% due 02/01/32 ~ 4,325,000 4,355,249
Graphic Packaging International LLC
6.375% due 07/15/32 ~ † 2,675,000 2,665,723
Iris Holding, Inc.
10.000% due 12/15/28 ~ † 1,830,000 1,518,351
Lsf12 Helix Parent LLC
7.125% due 02/01/33 ~ 2,725,000 2,629,369
Luna 1.5 SARL (Luxembourg)
12.000% PIK due 07/01/32 ~ 5,350,000 5,628,474
a
Principal
Amount Value
Oregon Tool Lux LP
7.875% due 10/15/29 ~ $ 3,284,635 $ 1,166,045
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 7,350,000 7,510,818
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 1,325,000 1,326,858
Standard Industries, Inc.
4.375% due 07/15/30 ~ 1,650,000 1,556,239
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 662,000 660,746
TransDigm, Inc.
6.000% due 01/15/33 ~ 5,125,000 5,127,837
6.125% due 07/31/34 ~ † 700,000 689,355
6.375% due 03/01/29 ~ 3,250,000 3,314,717
6.375% due 05/31/33 ~ 2,325,000 2,314,441
6.625% due 03/01/32 ~ 675,000 689,256
6.750% due 08/15/28 ~ 2,975,000 3,014,835
6.750% due 01/31/34 ~ † 2,750,000 2,788,101
6.875% due 12/15/30 ~ 1,150,000 1,179,087
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ † 1,994,000 2,087,824
12.250% due 01/15/31 ~ 2,875,000 3,115,031
99,722,687
Technology - 4.2%
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 3,472,000 3,596,176
CACI International, Inc.
6.375% due 06/15/33 ~ 3,750,000 3,819,810
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 1,925,000 1,387,497
CoreWeave, Inc.
9.000% due 02/01/31 ~ † 1,700,000 1,619,707
9.250% due 06/01/30 ~ † 1,975,000 1,920,914
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 4,350,000 4,259,798
OAK-Eagle Acquireco, Inc.
due 07/01/33 # ~ 550,000 570,209
due 07/01/34 # ~ 1,425,000 1,492,754
Oracle Corp.
5.375% due 09/27/54  800,000 620,775
UKG, Inc.
6.875% due 02/01/31 ~ 9,675,000 9,463,799
28,751,439
Utilities - 3.0%
NRG Energy, Inc.
5.750% due 01/15/34 ~ 550,000 542,897
6.000% due 01/15/36 ~ 2,050,000 2,032,579
6.250% due 11/01/34 ~ † 4,275,000 4,312,565
Talen Energy Supply LLC
6.250% due 02/01/34 ~ 1,475,000 1,459,606
6.500% due 02/01/36 ~ 4,000,000 4,029,923
TransAlta Corp. (Canada)
5.875% due 02/01/34  1,950,000 1,942,774
Vistra Corp.
8.000% due 10/15/26 ~ 5,818,000 5,883,249
Vistra Operations Co. LLC
7.750% due 10/15/31 ~ 575,000 602,578
20,806,171
Total Corporate Bonds & Notes
    (Cost $611,450,088) 603,929,278

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
SENIOR LOAN NOTES - 5.6%
Consumer, Cyclical - 0.4%
Gloves Buyer, Inc. Term B
7.668% (SOFR + 4.000%)
due 05/21/32 § $ 2,593,500 $ 2,588,637
Financial - 0.4%
Trucordia Insurance Holdings LLC
6.918% (SOFR + 3.250%)
due 06/17/32 ± § 3,491,228 3,229,386
Industrial - 4.3%
Engineered Machinery Holdings, Inc. (2nd Lien)
9.961% (SOFR + 6.000%)
due 05/21/29 ± § 5,400,000 5,427,000
Iris Holding, Inc.
8.517% (SOFR + 4.750%)
due 06/28/28 § 3,371,022 3,168,060
LSF12 Crown U.S. Commercial Bidco LLC Term
B
6.668% (SOFR + 3.000%)
due 12/02/31 § 4,748,575 4,758,072
Merlin Buyer, Inc.
due 03/25/33 ± ∞ 3,750,000 3,759,375
7.668% (SOFR + 4.000%)
due 12/14/28 § 3,730,570 3,740,672
Oregon Tool Lux LP (2nd Lien)
7.913% (SOFR + 4.000%)
due 10/15/29 § 3,161,773 2,271,538
STS Operating, Inc.
7.768% (SOFR + 4.000%)
due 03/25/31 § 2,807,691 2,809,738
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.377% (SOFR + 2.750%)
due 04/30/30 § 3,430,609 3,441,330
29,375,785
Technology - 0.5%
Ellucian Holdings, Inc. (2nd Lien)
8.418% (SOFR + 4.750%)
due 11/22/32 § 3,500,000 3,363,647
Total Senior Loan Notes
    (Cost $39,377,719) 38,557,455
ASSET-BACKED SECURITIES - 3.5%
Other Asset-Backed Securities - 3.5%
AIMCO CLO 10 Ltd. (Cayman)
9.319% (SOFR + 5.650%)
due 07/22/37 ~ § 2,075,000 2,038,753
AIMCO CLO 22 Ltd. (Jersey)
10.168% (SOFR + 6.500%)
due 04/19/37 ~ § 1,500,000 1,488,134
Barrow Hanley CLO I Ltd. (Cayman)
8.918% (SOFR + 5.250%)
due 01/20/38 ~ § 1,000,000 981,338
Benefit Street Partners CLO XXIV Ltd. (Cayman)
8.268% (SOFR + 4.600%)
due 10/20/34 ~ § 2,000,000 1,931,351
Benefit Street Partners CLO XXIX Ltd. (Jersey)
8.268% (SOFR + 4.600%)
due 01/25/38 ~ § 1,000,000 974,694
a
Principal
Amount Value
Bryant Park Funding Ltd. (Cayman)
9.360% (SOFR + 5.600%)
due 01/22/39 ~ § $ 1,000,000 $ 999,343
CarVal CLO VII-C Ltd. (Jersey)
10.018% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 1,839,192
Clover CLO LLC
10.068% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 898,746
Eaton Vance CLO Ltd.
9.922% (SOFR + 6.250%)
due 10/15/37 ~ § 1,000,000 900,507
Elmwood CLO 38 Ltd. (Cayman)
8.169% (SOFR + 4.500%)
due 04/22/38 ~ § 1,250,000 1,224,736
Elmwood CLO 39 Ltd. (Cayman)
8.068% (SOFR + 4.400%)
due 04/17/38 ~ § 1,225,000 1,200,091
Magnetite XL Ltd. (Cayman)
9.422% (SOFR + 5.750%)
due 07/15/37 ~ § 2,065,000 2,068,508
Neuberger Berman Loan Advisers CLO 46 Ltd.
(Cayman)
8.818% (SOFR + 5.150%)
due 01/20/37 ~ § 1,025,000 946,201
OHA Loan Funding Ltd. (Cayman)
9.368% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,530,783
RR 30 Ltd. (Bermuda)
9.422% (SOFR + 5.750%)
due 07/15/36 ~ § 2,500,000 2,457,230
Trimaran CAVU Ltd. (Cayman)
11.299% (SOFR + 7.632%)
due 01/18/35 ~ § 1,441,000 1,332,674
23,812,281
Total Asset-Backed Securities
    (Cost $24,786,396) 23,812,281
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.1%
    (Cost $675,614,203) 666,299,014
Shares
SECURITIES LENDING COLLATERAL - 14.3%
Mutual Funds - 1.7%
The Morgan Stanley Institutional Liquidity Funds
3.520% 11,848,255 11,848,255
Principal
Amount
Repurchase Agreements - 12.6%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$59,298,348; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $60,484,315) $ 59,292,271 59,292,271

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$27,179,871; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$27,854,261) $ 27,137,582 $ 27,137,582
86,429,853
Total Securities Lending Collateral
(Cost $98,278,108) 98,278,108
a
TOTAL INVESTMENTS - 111.4%
(Cost $773,892,311) 764,577,122
OTHER ASSETS & LIABILITIES, NET - (11.4%) (78,354,185)
NET ASSETS - 100.0% $ 686,222,937

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.9%
Communications - 0.6%
Beignet Investor LLC
6.581% due 05/30/49 ~ $ 1,900,000 $ 1,954,968
Financial - 0.3%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 3,000 2,899
Bank of America Corp.
5.875% due 03/15/28  410,000 410,595
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 13,472 1,711
1.500% due 10/01/53  1,773,553 209,436
2.500% due 10/01/47  617 88
Nordea Kredit Realkreditaktieselskab (Denmark)
1.500% due 10/01/53  734,644 79,910
2.000% due 10/01/53  999,840 116,081
2.000% due 10/01/53 ~ 199,574 25,724
2.500% due 10/01/47  309 44
Nykredit Realkredit AS (Denmark)
1.500% due 10/01/52 ~ 1,377,368 165,107
1.500% due 10/01/53 ~ 99,549 10,274
2.500% due 10/01/47 ~ 1,660 237
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 329,684 38,276
2.500% due 04/01/47 ~ 7,640 1,098
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 113,574
1,175,054
Total Corporate Bonds & Notes
    (Cost $3,253,491) 3,130,022
MORTGAGE-BACKED SECURITIES - 24.3%
Collateralized Mortgage Obligations - Commercial - 0.3%
BAMLL Commercial Mortgage Securities Trust
4.837% (SOFR + 1.164%)
due 09/15/38 ~ § $ 500,000 481,744
LoanCore Issuer Ltd. (Cayman)
5.222% (SOFR + 1.550%)
due 01/17/37 ~ § 102,580 102,715
MF1 LLC
5.827% (SOFR + 2.150%)
due 06/19/37 ~ § 363,018 363,585
TRTX Issuer Ltd. (Cayman)
5.328% (SOFR + 1.650%)
due 02/15/39 ~ § 254,797 255,114
1,203,158
Collateralized Mortgage Obligations - Residential - 6.2%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § 83,008 80,798
Bear Stearns ARM Trust
5.125% due 01/25/35 § 57,499 52,391
Chevy Chase Funding LLC Mortgage-Backed
Certificates
4.153% (SOFR + 0.474%)
due 03/25/35 ~ § 73,686 74,127
Citigroup Mortgage Loan Trust, Inc.
6.050% due 05/25/42 ~ § 399,386 390,941
a
Principal
Amount Value
6.490% (UST + 2.400%)
due 05/25/35 § $ 1,607 $ 1,631
Eurosail-U.K. PLC (United Kingdom)
4.815% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 100,022 132,378
Federal Home Loan Mortgage Corp. REMICS
4.137% (SOFR + 0.464%)
due 01/15/47 § $ 692,383 678,344
4.146% (SOFR + 0.464%)
due 07/15/44 § 157,609 154,453
4.187% (SOFR + 0.514%)
due 08/15/57 § 1,593,733 1,552,644
4.602% (SOFR + 0.940%)
due 11/25/54 § 1,083,169 1,090,277
4.662% (SOFR + 1.000%)
due 02/25/55 § 1,053,284 1,055,295
4.762% (SOFR + 1.100%)
due 07/25/55 § 1,216,763 1,223,869
Federal Home Loan Mortgage Corp. STRIPS
4.237% (SOFR + 0.564%)
due 09/15/42 § 419,048 413,778
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
4.053% (SOFR + 0.374%)
due 08/25/31 § 18,830 18,883
Federal National Mortgage Association REMICS
3.842% (SOFR + 0.174%)
due 07/25/37 § 139,183 136,673
3.932% (SOFR + 0.264%)
due 08/25/34 § 10,389 10,207
4.126% (SOFR + 0.464%)
due 07/25/37 § 1,381 1,367
4.692% (SOFR + 1.030%)
due 06/25/55 § 1,508,881 1,524,296
6.125% due 05/25/35 § 96,262 98,080
Government National Mortgage Association
REMICS
4.373% (SOFR + 0.700%)
due 08/20/75 § 3,621,477 3,621,041
4.403% (SOFR + 0.730%)
due 02/20/73 § 3,770,325 3,778,595
4.573% (SOFR + 0.900%)
due 10/20/72 § 2,325,676 2,345,350
4.773% (SOFR + 1.100%)
due 05/20/73 § 470,490 481,602
4.927% (SOFR + 0.865%)
due 08/20/68 § 510,963 514,986
5.592% (SOFR + 1.465%)
due 04/20/67 § 194,759 197,227
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 98,596 103,448
GSR Mortgage Loan Trust
6.449% due 01/25/35 § 36,518 35,082
HarborView Mortgage Loan Trust
4.470% (SOFR + 0.794%)
due 06/20/35 § 1,202,714 1,138,180
JP Morgan Mortgage Trust
6.222% due 07/25/35 § 10,797 10,841
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
4.487% (SOFR + 0.814%)
due 11/15/31 § 27,877 27,179

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
4.227% (SOFR + 0.554%)
due 12/15/30 § $ 21,249 $ 20,861
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 186,950 182,373
Sequoia Mortgage Trust
4.491% (SOFR + 0.814%)
due 10/19/26 § 22,984 22,886
Structured Adjustable Rate Mortgage Loan Trust
5.939% due 02/25/34 § 8,943 8,704
Structured Asset Mortgage Investments II Trust
4.291% (SOFR + 0.614%)
due 07/19/35 § 128,398 120,667
4.451% (SOFR + 0.774%)
due 10/19/34 § 42,345 41,125
Thornburg Mortgage Securities Trust
4.413% (SOFR + 0.734%)
due 06/25/44 § 544,863 527,555
21,868,134
Federal Home Loan Mortgage Corp. - 0.1%
5.890% (UST + 2.225%)
due 01/01/34 § 22,879 23,446
6.481% (RFUCC + 1.731%)
due 08/01/35 § 354 362
6.500% due 02/01/54  176,056 182,137
205,945
Federal National Mortgage Association - 0.0%
5.050% (RFUCC + 0.675%)
due 02/01/36 § 24,569 24,824
5.114% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 43,045 43,460
5.754% (RFUCC + 1.379%)
due 12/01/34 § 9,093 9,244
5.788% (RFUCC + 1.538%)
due 01/01/36 § 5,059 5,149
5.927% (RFUCC + 1.272%)
due 11/01/35 § 16,664 16,922
6.155% (RFUCC + 1.780%)
due 11/01/35 § 5,829 5,967
6.644% (RFUCC + 1.644%)
due 03/01/35 § 41,905 42,859
7.000% (RFUCC + 2.000%)
due 04/01/35 § 31,330 32,203
180,628
Government National Mortgage Association - 3.8%
3.500% due 05/20/52 - 01/20/53 918,627 851,122
3.500% due 06/20/52  5,967,466 5,522,443
3.500% due 11/20/55  7,599,996 6,976,133
5.125% (UST + 1.500%)
due 11/20/26 - 12/20/26 § 360 360
5.625% (UST + 1.500%)
due 05/20/26 - 01/20/27 § 346 345
13,350,403
Uniform Mortgage-Backed Securities - 13.9%
due 04/01/56 # 5,900,000 5,568,172
due 05/01/56 # 8,000,000 8,270,093
due 05/01/56 # 11,700,000 11,280,969
due 05/01/56 # 3,500,000 3,300,282
5.500% due 06/01/56  9,500,000 9,521,861
a
Principal
Amount Value
6.000% due 06/01/56  $ 11,200,000 $ 11,400,286
49,341,663
Total Mortgage-Backed Securities
    (Cost $86,103,862) 86,149,931
ASSET-BACKED SECURITIES - 5.7%
Home Equity Other - 1.0%
ABFC Trust
4.493% (SOFR + 0.814%)
due 06/25/34 § 592,664 595,826
ACE Securities Corp. Home Equity Loan Trust
4.573% (SOFR + 0.894%)
due 04/25/34 § 463,110 440,440
Citigroup Mortgage Loan Trust, Inc.
4.083% (SOFR + 0.404%)
due 09/25/36 ~ § 139,716 137,219
Credit-Based Asset Servicing & Securitization
LLC
3.823% (SOFR + 1.164%)
due 06/25/35 § 796,446 781,624
Home Equity Asset Trust
4.648% (SOFR + 0.969%)
due 08/25/34 § 58,138 57,985
4.993% (SOFR + 1.314%)
due 07/25/35 § 516,298 515,256
Merrill Lynch Mortgage Investors Trust
4.513% (SOFR + 0.834%)
due 10/25/35 § 622,129 611,541
Morgan Stanley ABS Capital I, Inc. Trust
4.453% (SOFR + 0.774%)
due 01/25/35 § 284,186 279,857
4.768% (SOFR + 1.089%)
due 07/25/34 § 57,420 61,965
Renaissance Home Equity Loan Trust
4.553% (SOFR + 0.874%)
due 12/25/32 § 133,033 127,252
Saxon Asset Securities Trust
4.103% (SOFR + 0.424%)
due 09/25/37 § 76,721 74,750
3,683,715
Other Asset-Backed Securities - 4.7%
522 Funding CLO Ltd.
4.969% (SOFR + 1.302%)
due 10/20/31 ~ § 12,739 12,751
ARES European CLO X DAC (Ireland)
2.796% (EURIBOR + 0.780%)
due 10/15/31 ~ § EUR 137,620 159,230
Barings Euro CLO DAC (Ireland)
2.996% (EURIBOR + 0.980%)
due 10/15/34 ~ § 1,700,000 1,964,221
Canyon CLO Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § $ 500,000 500,523
CIFC Funding Ltd. (Cayman)
4.880% (SOFR + 1.212%)
due 10/24/30 ~ § 4,511 4,515
Contego CLO III BV (Netherlands)
3.297% (EURIBOR + 1.250%)
due 04/15/38 ~ § EUR 1,700,000 1,963,804

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CVC Cordatus Opportunity Loan Fund-R DAC
(Ireland)
2.824% (EURIBOR + 0.840%)
due 08/15/33 ~ § EUR 791,689 $ 913,995
Dryden 52 Euro CLO DAC (Ireland)
2.844% (EURIBOR + 0.860%)
due 05/15/34 ~ § 155,130 179,495
Dryden 64 CLO Ltd. (Cayman)
4.899% (SOFR + 1.232%)
due 04/18/31 ~ § $ 147,596 147,742
Dunedin Park CLO DAC (Ireland)
2.986% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 577,632
Gallatin CLO VIII Ltd. (Cayman)
5.024% (SOFR + 1.352%)
due 07/15/31 ~ § $ 139,351 139,498
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 191,202 191,895
Harvest CLO XXII DAC (Ireland)
2.866% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 774,654 895,416
Invesco CLO Ltd. (Jersey)
4.818% (SOFR + 1.150%)
due 07/20/35 ~ § $ 1,800,000 1,800,754
Madison Park Euro Funding IX DAC (Ireland)
2.896% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,153,704
MV Credit Euro CLO III DAC (Ireland)
3.284% (EURIBOR + 1.300%)
due 02/15/38 ~ § 1,900,000 2,196,079
OCP Euro CLO DAC (Ireland)
3.256% (EURIBOR + 1.230%)
due 10/20/39 ~ § 700,000 808,750
OZLM XXIV Ltd. (Cayman)
5.089% (SOFR + 1.422%)
due 07/20/32 ~ § $ 41,345 41,389
Shackleton CLO Ltd. (Cayman)
4.868% (SOFR + 1.200%)
due 07/20/34 ~ § 600,000 600,798
SLM Student Loan Trust
4.699% (SOFR + 0.812%)
due 10/25/64 ~ § 378,702 379,652
Sound Point CLO IX Ltd. (Cayman)
5.139% (SOFR + 1.472%)
due 07/20/32 ~ § 302,860 302,774
Symphony CLO XXIX Ltd. (Cayman)
4.822% (SOFR + 1.150%)
due 10/15/35 ~ § 700,000 699,125
Trinitas CLO VII Ltd. (Cayman)
4.728% (SOFR + 1.060%)
due 01/25/35 ~ § 1,000,000 1,000,319
U.S. Small Business Administration
5.290% due 12/01/27  100,792 101,128
Voya CLO Ltd. (Cayman)
5.029% (SOFR + 1.362%)
due 07/14/31 ~ § 26,975 27,002
16,762,191
Total Asset-Backed Securities
    (Cost $19,961,593) 20,445,906
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 96.7%
U.S. Treasury Inflation Protected Securities - 96.7%
0.125% due 04/15/27 ^ $ 9,677,976 $ 9,624,600
0.125% due 01/15/30 ^ 9,912,739 9,491,121
0.125% due 07/15/30 ^ 7,103,208 6,763,628
0.125% due 01/15/31 ^ 6,871,150 6,462,083
0.125% due 07/15/31 ^ ‡ 400,419 374,243
0.125% due 02/15/51 ^ ‡ 2,510,751 1,337,000
0.125% due 02/15/52 ^ ‡ 817,782 425,056
0.250% due 07/15/29 ^ 4,706,686 4,578,993
0.250% due 02/15/50 ^ ‡ 3,465,963 1,964,439
0.375% due 01/15/27 ^ 17,964,711 18,002,310
0.375% due 07/15/27 ^ 8,045,532 8,045,906
0.500% due 01/15/28 ^ 12,628,829 12,535,204
0.625% due 07/15/32 ^ 12,539,744 11,836,370
0.625% due 02/15/43 ^ 4,427,448 3,265,376
0.750% due 07/15/28 ^ 8,618,001 8,595,804
0.750% due 02/15/42 ^ 7,843,913 6,049,632
0.750% due 02/15/45 ^ 7,554,398 5,433,283
0.875% due 01/15/29 ^ 6,828,096 6,780,310
0.875% due 02/15/47 ^ 7,144,414 5,072,766
1.000% due 02/15/46 ^ 5,119,537 3,801,294
1.000% due 02/15/48 ^ 5,670,883 4,077,462
1.000% due 02/15/49 ^ 4,135,680 2,930,827
1.125% due 10/15/30 ^ 5,529,700 5,481,881
1.125% due 01/15/33 ^ 11,903,672 11,470,013
1.250% due 04/15/28 ^ ‡ 2,818,998 2,830,782
1.375% due 07/15/33 ^ 14,566,960 14,246,024
1.375% due 02/15/44 ^ 9,086,658 7,516,547
1.500% due 02/15/53 ^ 2,953,962 2,266,834
1.625% due 10/15/27 ^ ‡ 12,958,076 13,164,499
1.625% due 10/15/29 ^ 7,960,568 8,089,721
1.625% due 04/15/30 ^ 8,788,426 8,880,098
1.750% due 01/15/28 ^ ‡ 2,792,696 2,833,508
1.750% due 01/15/34 ^ 4,020,324 4,004,883
1.875% due 07/15/34 ^ 20,260,305 20,391,986
1.875% due 07/15/35 ^ 17,362,143 17,303,919
2.125% due 04/15/29 ^ 3,154,260 3,239,199
2.125% due 01/15/35 ^ 18,159,740 18,470,746
2.125% due 02/15/40 ^ 2,663,231 2,609,118
2.125% due 02/15/41 ^ 2,687,941 2,603,473
2.125% due 02/15/54 ^ 2,967,048 2,618,905
2.375% due 01/15/27 ^ ‡ 145,139 147,696
2.375% due 10/15/28 ^ 23,097,480 23,951,088
2.375% due 02/15/55 ^ 3,822,766 3,562,596
2.500% due 01/15/29 ^ 5,298,561 5,497,906
3.625% due 04/15/28 ^ 12,373,333 13,016,569
3.875% due 04/15/29 ^ 10,612,358 11,453,397
343,099,095
Total U.S. Treasury Obligations
    (Cost $370,621,023) 343,099,095
FOREIGN GOVERNMENT BONDS & NOTES - 7.1%
Canadian Government (Canada)
4.250% due 12/01/26 ^
CAD 2,818,080
2,091,266
French Republic Government OAT (France)
0.100% due 07/25/31 ^ ~
EUR 1,220,820
1,368,053
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~
1,485,396
1,701,064
1.800% due 05/15/36 ^ ~
620,832
721,851

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $1,475,903 at a weighted average interest rate of 3.7%. As of March 31, 2026, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$79,635,645 at a weighted average interest rate of 3.8%.
(b) As of March 31, 2026, securities sold short outstanding were as follows:
(c) As of March 31, 2026, open futures contracts outstanding were as follows:
a
Principal
Amount Value
Japan Government Thirty Year (Japan)
3.400% due 12/20/55
JPY 300,000,000
$ 1,800,775
Japanese Government CPI Linked (Japan)
0.005% due 03/10/34 ^
126,388,800
769,831
0.005% due 03/10/35 ^
112,473,900
678,719
0.100% due 03/10/28 ^
265,030,510
1,675,866
0.100% due 03/10/29 ^
1,112,778,811
6,990,814
U.K. Gilts (United Kingdom)
4.000% due 10/22/31 ~
GBP 5,700,000
7,356,516
Total Foreign Government Bonds & Notes
    (Cost $27,870,697) 25,154,755
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
BofA Securities, Inc.
3.600% due 04/08/26
(Dated 03/31/26, repurchase price of
$1,516,712; collateralized by U.S. Treasury
Obligations: 0.130% due 01/15/32 and value
$1,288,320) $ 1,515,500 1,515,500
a
Total Short-Term Investments
(Cost $1,515,500) 1,515,500
TOTAL INVESTMENTS - 135.1%
(Cost $509,326,166) 479,495,209
TOTAL SECURITIES SOLD SHORT - (0.4%)
(Proceeds $1,522,441) (1,512,096)
DERIVATIVES - 1.0% 3,606,821
OTHER ASSETS & LIABILITIES, NET - (35.7%) (126,656,218)
NET ASSETS - 100.0% $ 354,933,716
Description
Principal
Amount Value
U.S. Treasury Obligations - (0.4%)
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32  $ 1,642,480 ( $ 1,512,096 )
Total Securities Sold Short
(Proceeds $1,522,441) ( $ 1,512,096 )
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 06/26 25 $ 2,842,605 $ 2,776,172 ( $ 66,433 )
CBOT Ultra 10 Year U.S. Treasury Notes 06/26 46 5,220,645 5,221,719 1,074
CBOT Ultra U.S. Treasury Bond 06/26 176 21,043,345 20,515,000 (528,345)
Eurex 2 Year Euro SCHATZ 06/26 90 10,996,394 11,000,804 4,410

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
(d) As of March 31, 2026, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Eurex 30 Year Euro BUXL 06/26 34 $ 4,384,848 $ 4,333,097 ( $ 51,751 )
Euro-BTP Italian Bond 06/26 95 13,126,505 12,768,215 (358,290)
SFE 10 Year Australian Bond 06/26 62 4,639,405 4,609,374 (30,031)
( $ 1,029,366 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/26 187 38,972,702 38,792,273 180,429
CBOT 5 Year U.S. Treasury Notes 06/26 155 17,011,063 16,767,852 243,211
CBOT U.S. Long Bond 06/26 169 19,685,452 19,244,875 440,577
Eurex 5 Year Euro BOBL 06/26 47 6,291,728 6,270,730 20,998
Eurex 10 Year Euro BUND 06/26 21 3,060,791 3,043,573 17,218
Eurex French Government OAT Bond 06/26 121 17,124,622 16,599,731 524,891
SFE 3 Year Australian Bond 06/26 16 1,148,829 1,144,268 4,561
TSE Japanese 10 Year Bond 06/26 6 4,965,615 4,926,499 39,116
$ 1,471,001
Total Futures Contracts $ 441,635
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 84,000 USD 57,624 04/26 DUB $ 332 $ –
CAD 3,016,574 USD 2,175,205 04/26 BRC – (6,627)
EUR 4,276,000 USD 5,053,772 04/26 BOA – (111,357)
EUR 542,000 USD 626,226 04/26 CIT 245 –
EUR 217,000 USD 250,491 04/26 HSB 329 –
EUR 13,624,620 USD 15,722,811 04/26 SGN 25,208 –
EUR 542,000 USD 626,183 05/26 SGN 1,242 –
GBP 590,000 USD 787,769 04/26 HSB – (6,844)
GBP 5,820,000 USD 7,679,490 04/26 SGN 23,865 –
JPY 1,131,268,171 USD 7,090,368 04/26 BOA 37,752 –
JPY 815,519,572 USD 5,099,866 04/26 HSB 38,722 –
USD 58,599 AUD 84,000 04/26 HSB 644 –
USD 57,602 AUD 84,000 05/26 DUB – (332)
USD 2,203,899 CAD 3,013,094 04/26 BOA 37,823 –
USD 2,175,205 CAD 3,012,398 05/26 BRC 6,588 –
USD 693,367 DKK 4,387,118 04/26 HSB 14,793 –
USD 672,860 DKK 4,361,669 05/26 JPM – (2,822)
USD 576,365 EUR 498,000 04/26 CIT 751 –
USD 625,197 EUR 542,000 04/26 SGN – (1,274)
USD 20,856,132 EUR 17,619,620 04/26 SGN 490,491 –
USD 15,747,404 EUR 13,624,620 05/26 SGN – (24,609)
USD 140,583 GBP 106,000 04/26 BNP 281 –
USD 8,308,303 GBP 6,143,000 04/26 BRC 177,425 –
USD 213,427 GBP 161,000 04/26 HSB 327 –
USD 7,679,263 GBP 5,820,000 05/26 SGN – (23,783)
USD 50,009 JPY 7,776,214 04/26 BOA 1,011 –
USD 1,900,417 JPY 302,200,000 04/26 HSB – (3,745)
USD 3,627,911 JPY 564,439,819 04/26 HSB 71,376 –
USD 553,584 JPY 86,157,377 04/26 MSC 10,706 –
USD 6,343,737 JPY 987,065,177 04/26 SGN 124,241 –
USD 7,090,368 JPY 1,127,861,249 05/26 BOA – (37,510)
USD 5,099,866 JPY 813,055,316 05/26 HSB – (38,496)
Total Forward Foreign Currency Contracts $ 1,064,152 ( $ 257,399 )

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
(e) As of March 31, 2026, premiums received, and value of written options outstanding were as follows:
(f) As of March 31, 2026, swap agreements outstanding were as follows:
Credit Default Swaptions on Credit Indices - Sell Protection (1)
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount (2) Premium Value (3)
Put - CDX.NA.IG.S45 0.850% 05/20/26 GSC $ 1,200,000 $ 1,410 ( $ 975 )
a
(1)    If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)    The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)    The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/
sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swaption, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 22,318 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 01/07/27 GSC EUR 12,500,000 $ 113,445 ( $ 29,955 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (14,964)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (4,027)
$ 165,351 ( $ 48,946 )
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.350% 01/07/27 GSC 12,500,000 113,445 (184,948)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,342 (55,024)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (17,550)
$ 165,350 ( $ 257,522 )
Total Interest Rate Swaptions $ 330,701 ( $ 306,468 )
- – - – - –
Total Written Options $ 432,198 ( $ 329,761 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.323% U.S. CPI Urban Consumers Z/Z LCH 04/23/26 $ 1,400,000 $ 12,798 $ – $ 12,798
3.300% U.S. CPI Urban Consumers Z/Z LCH 06/04/26 1,700,000 (495) – (495)
3.435% U.S. CPI Urban Consumers Z/Z LCH 08/01/26 3,500,000 (13,183) – (13,183)
3.434% U.S. CPI Urban Consumers Z/Z LCH 08/27/26 3,500,000 (8,968) – (8,968)
3.500% 1 Day GBP SONIA A/A LCH 03/18/28 GBP 7,300,000 (127,234) (152,578) 25,344
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 $ 14,780,000 (502,345) (103,522) (398,823)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (382,754) (305,429) (77,325)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,199,692) (954,412) (245,280)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (566,049) (462,962) (103,087)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (119,010) (96,657) (22,353)
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,259,813) (1,165,781) (94,032)
3.500% 1 Day GBP SONIA A/A LCH 03/18/31 GBP 11,830,000 (456,221) (51,576) (404,645)

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.879% 6 Month EURIBOR A/S LCH 08/15/32 EUR 4,700,000 $ 75,084 $ 562 $ 74,522
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 5,000,000 (235,566) (66,246) (169,320)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 (18,056) 9,127 (27,183)
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 (12,122) – (12,122)
2.750% 6 Month EURIBOR A/S LCH 09/16/36 EUR 27,540,000 (976,376) (363,667) (612,709)
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 (474) (1,250) 776
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 (5,997) (30,243) 24,246
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 38,051 (11,342) 49,393
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 109,053 6,015 103,038
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 100,496 1,735 98,761
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 23,294 – 23,294
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 53,662 3,920 49,742
( $ 5,471,917 ) ( $ 3,744,306 ) ( $ 1,727,611 )
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 $ 1,700,000 $ 165,823 $ 118,816 $ 47,007
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 95,150 67,532 27,618
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 124,711 86,786 37,925
2.000% Eurostat Eurozone HICP Z/Z LCH 02/15/27 EUR 1,200,000 19,366 4,061 15,305
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 800,000 33,881 30,996 2,885
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 52,179 47,984 4,195
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 9,567 9,023 544
1.636% Eurostat Eurozone HICP Z/Z LCH 06/15/27 3,500,000 78,786 – 78,786
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 164,621 129,014 35,607
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 175,737 136,950 38,787
3.365% U.K. Retail Price Index Z/Z LCH 09/15/27 GBP 2,300,000 46,523 1,012 45,511
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 34,293 (1,801) 36,094
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 34,420 23,914 10,506
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 38,768 26,277 12,491
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 95,253 (4,205) 99,458
3.325% 1 Day USD SOFR A/A CME 08/31/30 $ 1,192,000 11,950 (6,127) 18,077
3.325% 1 Day USD SOFR A/A LCH 08/31/30 17,450,000 172,952 66,931 106,021
3.337% 1 Day USD SOFR A/A LCH 08/31/30 600,000 5,678 – 5,678
3.407% 1 Day USD SOFR A/A LCH 08/31/30 100,000 679 – 679
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 5,100,000 654,292 535,506 118,786
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 208,952 6,454 202,498
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 7,530 12,440 (4,910)
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 3,400,000 46,750 (1,286) 48,036
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 22,046 (4,491) 26,537
3.758% 1 Day USD SOFR A/A LCH 08/15/35 $ 3,200,000 19,262 – 19,262
3.768% 1 Day USD SOFR A/A LCH 08/15/35 4,000,000 20,940 – 20,940
3.777% 1 Day USD SOFR A/A LCH 08/15/35 4,400,000 19,964 – 19,964
3.801% 1 Day USD SOFR A/A LCH 08/15/35 5,000,000 13,295 (546) 13,841
0.190% 6 Month EURIBOR A/S LCH 11/04/52 EUR 1,500,000 939,334 710,025 229,309
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 968,991 732,148 236,843
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,748,374 1,322,128 426,246
3.998% 1 Day USD SOFR A/A LCH 11/15/53 $ 100,000 2,643 – 2,643
4.010% 1 Day USD SOFR A/A LCH 11/15/53 4,300,000 102,223 60,071 42,152
4.015% 1 Day USD SOFR A/A LCH 11/15/53 100,000 2,362 – 2,362
4.075% 1 Day USD SOFR A/A LCH 11/15/53 3,939,900 51,419 29,282 22,137
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 3,050,000 1,091,309 182,145 909,164
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 2,016,404 231,474 1,784,930
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 275,227 62,137 213,090
3.050% 6 Month EURIBOR A/S LCH 01/13/56 EUR 2,410,000 21,463 103,712 (82,249)

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.000% 6 Month EURIBOR A/S LCH 09/16/56 EUR 9,450,000 $ 225,806 $ 167,570 $ 58,236
$ 9,818,923 $ 4,885,932 $ 4,932,991
a –
Total Interest Rate Swaps $ 4,347,006 $ 1,141,626 $ 3,205,380
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31 3.780% + 0.000% Z MSC 04/20/26 $ 20,000,000 ( $ 184,558 ) $ – ( $ 184,558 )
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32 3.780% + 0.000% Z MSC 04/20/26 30,000,000 (332,628) – (332,628)
( $ 517,186 ) $ – ( $ 517,186 )
Total Swap Agreements $ 3,829,820 $ 1,141,626 $ 2,688,194

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 22.1%
Basic Materials - 0.4%
Anglo American Capital PLC (South Africa)
5.750% due 04/05/34 ~ $ 605,000 $ 622,906
CF Industries, Inc.
5.300% due 11/26/35  500,000 498,171
Corp. Nacional del Cobre de Chile (Chile)
6.440% due 01/26/36 ~ 520,000 548,419
DuPont de Nemours, Inc.
5.319% due 11/15/38  880,000 867,494
EIDP, Inc.
5.125% due 05/15/32 † 535,000 542,999
Glencore Funding LLC (Australia)
due 04/01/36 # ~ 1,050,000 1,052,754
2.500% due 09/01/30 ~ 300,000 272,903
International Flavors & Fragrances, Inc.
2.300% due 11/01/30 ~ 735,000 655,132
Nutrien Ltd. (Canada)
4.125% due 03/15/35  450,000 412,725
5,473,503
Communications - 1.3%
Alphabet, Inc.
5.500% due 02/15/46  265,000 263,028
5.650% due 02/15/56  1,040,000 1,037,398
5.750% due 02/15/66  240,000 237,866
Amazon.com, Inc.
3.250% due 05/12/61  310,000 192,701
4.875% due 03/13/36  939,000 930,805
5.800% due 03/13/56  680,000 679,934
AT&T, Inc.
3.550% due 09/15/55  2,094,000 1,362,894
5.125% due 04/30/36  695,000 686,929
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.700% due 04/01/51  1,860,000 1,152,293
6.384% due 10/23/35  345,000 350,578
Comcast Corp.
2.887% due 11/01/51  2,360,000 1,365,337
5.168% due 01/15/37 ~ 507,000 493,931
5.350% due 05/15/53  1,000,000 885,121
Corning, Inc.
5.750% due 08/15/40  75,000 75,974
Meta Platforms, Inc.
4.875% due 11/15/35  1,230,000 1,207,171
5.400% due 08/15/54  150,000 135,970
5.500% due 11/15/45  1,290,000 1,221,574
5.600% due 05/15/53 † 610,000 569,623
5.625% due 11/15/55  70,000 65,664
Orange SA (France)
5.000% due 01/13/36 ~ 780,000 766,430
T-Mobile USA, Inc.
3.400% due 10/15/52  1,425,000 934,223
3.875% due 04/15/30  610,000 594,227
Time Warner Cable LLC
5.875% due 11/15/40  225,000 204,092
Uber Technologies, Inc.
4.800% due 09/15/34 † 795,000 778,745
Verizon Communications, Inc.
3.400% due 03/22/41  910,000 699,166
16,891,674
a
Principal
Amount Value
Consumer, Cyclical - 0.5%
American Airlines Pass-Through Trust Class A
3.650% due 12/15/29  $ 946,890 $ 918,974
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32  1,548,785 1,479,374
AutoZone, Inc.
1.650% due 01/15/31  165,000 143,400
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,282,213 1,234,848
Hyundai Capital America
2.375% due 10/15/27 ~ 740,000 716,352
McDonald's Corp.
3.625% due 09/01/49  475,000 342,107
Starbucks Corp.
3.350% due 03/12/50  355,000 239,529
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  385,417 369,518
3.700% due 09/01/31 † 1,418,762 1,365,406
6,809,508
Consumer, Non-Cyclical - 2.9%
AbbVie, Inc.
4.050% due 11/21/39  1,575,000 1,383,149
4.750% due 03/15/36  770,000 755,758
5.550% due 03/15/56  840,000 822,116
Altria Group, Inc.
2.450% due 02/04/32  190,000 166,782
Amgen, Inc.
3.150% due 02/21/40  1,588,000 1,236,186
4.663% due 06/15/51  23,000 19,310
4.850% due 02/19/36  205,000 201,497
5.600% due 03/02/43  995,000 982,271
5.650% due 03/02/53  219,000 212,254
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.700% due 02/01/36  530,000 516,420
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42  165,000 139,116
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 388,122
BAT Capital Corp. (United Kingdom)
4.390% due 08/15/37  770,000 700,010
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 199,129
Biogen, Inc.
5.750% due 05/15/35  280,000 289,662
Boston Scientific Corp.
4.550% due 03/01/39  167,000 156,544
6.250% due 11/15/35  215,000 237,402
Bristol-Myers Squibb Co.
3.700% due 03/15/52  385,000 277,822
4.125% due 06/15/39  500,000 445,626
4.250% due 10/26/49  357,000 286,972
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  615,000 560,198
3.200% due 04/21/31 † 1,000,000 933,901
Cardinal Health, Inc.
5.450% due 02/15/34  135,000 137,917
Cencora, Inc.
5.150% due 02/15/35  910,000 916,905
Cigna Group
3.200% due 03/15/40  1,984,000 1,538,254

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CommonSpirit Health
3.910% due 10/01/50  $ 650,000 $ 479,079
Constellation Brands, Inc.
4.500% due 05/09/47  310,000 252,861
CVS Health Corp.
4.875% due 07/20/35  500,000 481,270
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 398,757 373,218
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 265,000 267,669
5.643% due 03/13/27 ~ 500,000 504,234
Elevance Health, Inc.
2.875% due 09/15/29  370,000 350,618
6.100% due 10/15/52  205,000 205,825
Eli Lilly & Co.
5.000% due 02/09/54  790,000 720,204
Gilead Sciences, Inc.
2.600% due 10/01/40  581,000 420,861
Global Payments, Inc.
3.200% due 08/15/29  500,000 471,742
5.400% due 03/15/33  888,000 867,170
5.550% due 11/15/35  810,000 780,936
HCA, Inc.
3.625% due 03/15/32  92,000 85,524
4.900% due 11/15/35  180,000 174,096
5.500% due 06/15/47  1,260,000 1,155,844
5.750% due 03/01/35  1,188,000 1,221,878
5.950% due 09/15/54  155,000 149,226
6.100% due 04/01/64  320,000 309,216
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
3.750% due 12/01/31  245,000 229,302
5.500% due 01/15/36  1,150,000 1,151,248
6.375% due 04/15/66  575,000 564,944
6.750% due 03/15/34  1,250,000 1,375,592
Kraft Heinz Foods Co.
4.625% due 10/01/39  840,000 741,196
4.875% due 10/01/49  610,000 499,253
Kroger Co.
5.000% due 09/15/34  370,000 365,449
5.500% due 09/15/54  120,000 111,522
Maple Parent Holdings Corp.
5.050% due 03/26/31 ~ 160,000 159,389
5.700% due 03/26/36 ~ 645,000 641,141
Mars, Inc.
5.650% due 05/01/45 ~ 405,000 400,175
MedStar Health, Inc.
3.626% due 08/15/49  520,000 375,509
Merck & Co., Inc.
4.000% due 03/07/49  660,000 517,177
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 128,893
Novartis Capital Corp.
5.700% due 03/18/56  110,000 110,864
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 431,386
Pfizer Investment Enterprises Pte. Ltd.
5.340% due 05/19/63  985,000 895,544
Quanta Services, Inc.
2.350% due 01/15/32  1,115,000 971,659
5.100% due 08/09/35  370,000 365,114
Quest Diagnostics, Inc.
6.400% due 11/30/33  420,000 457,413
a
Principal
Amount Value
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  $ 460,000 $ 407,853
Solventum Corp.
5.600% due 03/23/34  970,000 991,950
Thermo Fisher Scientific, Inc.
4.902% due 02/12/36  455,000 451,944
UnitedHealth Group, Inc.
5.050% due 04/15/53  1,150,000 1,012,635
Zoetis, Inc.
5.600% due 11/16/32  175,000 183,352
36,315,298
Energy - 1.1%
Aker BP ASA (Norway)
5.800% due 10/01/54 ~ 280,000 256,127
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
5.000% due 06/15/36  650,000 638,423
Cheniere Energy Partners LP
4.000% due 03/01/31  670,000 643,535
5.550% due 10/30/35  180,000 183,380
Cheniere Energy, Inc.
5.650% due 04/15/34  680,000 700,292
Columbia Pipelines Operating Co. LLC
5.439% due 02/15/35 ~ 1,405,000 1,425,488
5.927% due 08/15/30 ~ 490,000 513,056
5.962% due 02/15/55 ~ 675,000 660,726
Coterra Energy, Inc.
5.400% due 02/15/35  350,000 351,265
Devon Energy Corp.
5.750% due 09/15/54  115,000 108,162
DT Midstream, Inc.
4.300% due 04/15/32 ~ 540,000 515,405
Eastern Energy Gas Holdings LLC
6.200% due 01/15/55  150,000 152,446
Enbridge, Inc. (Canada)
5.450% due 03/27/36  150,000 151,349
5.700% due 03/08/33  700,000 725,384
Energy Transfer LP
4.900% due 03/15/35  590,000 570,998
5.350% due 01/15/36  401,000 398,365
6.100% due 02/15/42  455,000 452,038
Eni SpA (Italy)
5.700% due 10/01/40 ~ 380,000 374,249
5.950% due 05/15/54 ~ 370,000 368,383
Exxon Mobil Corp.
3.095% due 08/16/49  905,000 611,309
Galaxy Pipeline Assets Bidco Ltd. (United Arab
Emirates)
2.940% due 09/30/40 ~ 466,901 378,401
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 276,543
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 545,000 501,349
ONEOK, Inc.
4.950% due 10/15/32  640,000 635,073
Pioneer Natural Resources Co.
1.900% due 08/15/30  240,000 216,136
Shell Finance U.S., Inc.
5.125% due 10/15/41 ~ 105,000 100,477
Shell International Finance BV
2.875% due 11/26/41  175,000 127,695

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
South Bow USA Infrastructure Holdings LLC
(Canada)
5.026% due 10/01/29  $ 135,000 $ 135,909
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  210,000 220,131
Targa Resources Corp.
4.900% due 09/15/30  526,000 530,607
TotalEnergies Capital International SA (France)
2.986% due 06/29/41  805,000 600,092
3.127% due 05/29/50  580,000 383,762
Western Midstream Operating LP
5.250% due 02/01/50  165,000 139,292
14,045,847
Financial - 11.4%
ABN AMRO Bank NV (Netherlands)
5.515% due 12/03/35 ~ † 1,400,000 1,419,999
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  2,065,000 1,876,192
4.750% due 01/15/33  745,000 724,377
AIB Group PLC (Ireland)
5.320% due 05/15/31 ~ † 1,580,000 1,609,080
6.608% due 09/13/29 ~ 630,000 659,499
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 200,000 201,801
5.750% due 10/01/31 ~ 535,000 547,981
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  335,000 309,100
American Express Co.
4.804% due 10/24/36  30,000 29,018
4.918% due 07/20/33  1,305,000 1,307,844
5.442% due 01/30/36  645,000 656,867
American Tower Corp.
3.100% due 06/15/50  351,000 225,577
4.700% due 12/15/32  410,000 403,043
Aon North America, Inc.
5.450% due 03/01/34  340,000 347,361
5.750% due 03/01/54  475,000 458,039
Athene Global Funding
2.500% due 03/24/28 ~ 885,000 843,189
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 575,000 578,248
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 1,222,000 1,180,979
4.200% due 04/15/29 ~ 220,000 215,949
4.700% due 01/30/31 ~ 250,000 245,098
4.850% due 04/01/33 ~ 66,000 63,258
4.950% due 01/15/28 ~ 545,000 547,043
4.950% due 10/15/32 ~ 1,388,000 1,352,427
5.150% due 01/15/30 ~ 1,000,000 1,004,054
5.750% due 03/01/29 ~ 105,000 107,399
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.127% due 03/03/36  1,400,000 1,362,319
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 197,469
5.127% due 11/06/35  2,200,000 2,145,761
Bank of America Corp.
1.734% due 07/22/27  930,000 922,275
2.676% due 06/19/41  590,000 423,190
5.015% due 07/22/33  3,105,000 3,124,388
5.045% due 02/06/37 † 2,615,000 2,581,262
5.872% due 09/15/34  1,795,000 1,880,220
a
Principal
Amount Value
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ $ 1,000,000 $ 987,458
5.601% due 03/20/30 ~ 840,000 862,255
Bank of New York Mellon Corp.
6.474% due 10/25/34  545,000 595,905
Bank of Nova Scotia (Canada)
4.813% due 02/02/34  775,000 764,308
Banque Federative du Credit Mutuel SA (France)
4.541% due 01/15/31 ~ 600,000 591,970
5.790% due 07/13/28 ~ 900,000 923,601
Barclays PLC (United Kingdom)
2.894% due 11/24/32  1,528,000 1,365,896
5.207% due 02/24/37 † 600,000 580,914
5.785% due 02/25/36  200,000 202,314
5.829% due 05/09/27  670,000 670,739
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 528,850
5.085% due 05/09/31 ~ † 2,485,000 2,507,343
5.283% due 11/19/30 ~ 900,000 914,029
5.497% due 05/20/30 ~ 374,000 383,245
BPCE SA (France)
4.750% due 07/19/27 ~ 340,000 341,740
4.760% due 01/13/32 ~ 370,000 365,032
5.389% due 05/28/31 ~ 2,540,000 2,575,331
5.936% due 05/30/35 ~ 900,000 921,019
6.027% due 05/28/36 ~ 1,690,000 1,728,961
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 231,576
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 347,651
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ 1,750,000 1,760,789
5.673% due 03/15/30 ~ 327,000 336,046
6.037% due 06/15/35 ~ 200,000 208,397
6.840% due 09/13/34 ~ 464,000 505,529
Capital One Financial Corp.
3.800% due 01/31/28  500,000 494,245
5.197% due 09/11/36  345,000 334,588
Citigroup, Inc.
3.057% due 01/25/33  1,959,000 1,772,059
4.450% due 09/29/27  485,000 485,127
4.503% due 09/11/31  1,785,000 1,765,133
5.174% due 09/11/36 † 815,000 808,201
Cooperatieve Rabobank UA (Netherlands)
4.990% due 05/27/31 ~ 565,000 570,658
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 263,720
Corebridge Global Funding
4.900% due 08/21/32 ~ 105,000 103,450
Credit Agricole SA (France)
4.818% due 09/25/33 ~ 1,215,000 1,190,753
5.222% due 05/27/31 ~ 410,000 415,138
5.230% due 01/09/29 ~ 386,000 390,375
5.261% due 01/12/37 ~ 1,075,000 1,052,147
Crown Castle, Inc.
2.900% due 04/01/41  350,000 247,474
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 282,000 281,268
5.019% due 03/04/31 ~ 685,000 689,729
5.705% due 03/01/30 ~ 475,000 488,644
Deutsche Bank AG (Germany)
4.469% due 12/10/31  150,000 147,528
4.950% due 08/04/31  665,000 662,682

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.999% due 09/11/30  $ 205,000 $ 206,007
5.297% due 05/09/31  4,510,000 4,557,805
6.720% due 01/18/29  280,000 290,192
6.819% due 11/20/29  380,000 399,057
7.146% due 07/13/27  270,000 271,838
DNB Bank ASA (Norway)
4.384% due 11/04/31 ~ 200,000 197,209
Equinix Europe 2 Financing Corp. LLC
4.700% due 03/15/33  515,000 501,087
Essex Portfolio LP
5.500% due 04/01/34  190,000 192,750
F&G Annuities & Life, Inc.
6.500% due 06/04/29  1,080,000 1,085,147
Fifth Third Bancorp
5.141% due 01/29/37  770,000 750,402
Goldman Sachs Group, Inc.
4.939% due 10/21/36  280,000 271,258
5.065% due 01/21/37 † 1,970,000 1,926,748
5.218% due 04/23/31  5,006,000 5,091,610
5.330% due 07/23/35  1,200,000 1,204,468
5.851% due 04/25/35  890,000 923,837
Healthpeak OP LLC
2.875% due 01/15/31  510,000 468,122
5.375% due 02/15/35  345,000 346,229
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 612,270
2.206% due 08/17/29  1,495,000 1,415,388
4.675% due 03/10/32  795,000 784,636
5.130% due 03/03/31  2,200,000 2,225,394
5.133% due 11/06/36  515,000 503,973
5.279% due 03/10/37  1,755,000 1,724,135
Huntington National Bank
5.650% due 01/10/30  513,000 530,671
ING Groep NV (Netherlands)
4.803% due 03/23/32  370,000 367,894
5.420% due 03/23/37  650,000 648,362
KBC Group NV (Belgium)
4.454% due 09/23/31 ~ 1,030,000 1,014,205
6.324% due 09/21/34 ~ 1,590,000 1,701,737
KeyCorp
4.789% due 06/01/33  115,000 112,438
5.121% due 04/04/31  255,000 257,592
5.305% due 01/28/37  590,000 578,097
Lloyds Banking Group PLC (United Kingdom)
4.943% due 11/04/36  1,430,000 1,380,774
M&T Bank Corp.
5.179% due 07/08/31  450,000 455,171
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150% due 03/17/30 ~ 48,000 47,778
5.200% due 03/27/28 ~ 75,000 75,303
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 790,000 707,183
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.159% due 04/24/31  610,000 618,895
5.188% due 09/12/36  865,000 859,209
Mizuho Financial Group, Inc. (Japan)
4.711% due 07/08/31  495,000 494,360
5.323% due 07/08/36  1,165,000 1,170,831
Morgan Stanley
4.708% due 03/12/32  3,355,000 3,333,138
5.073% due 01/30/37  2,060,000 2,018,993
5.320% due 07/19/35  380,000 381,445
a
Principal
Amount Value
5.466% due 01/18/35  $ 1,091,000 $ 1,109,385
5.587% due 01/18/36  685,000 698,618
5.656% due 04/18/30  705,000 725,358
5.900% due 03/13/47  765,000 761,893
Nasdaq, Inc.
5.550% due 02/15/34  101,000 103,935
5.950% due 08/15/53  205,000 205,794
Nationwide Building Society (United Kingdom)
5.537% due 07/14/36 ~ 2,030,000 2,036,651
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  1,515,000 1,506,386
5.778% due 03/01/35  1,205,000 1,246,051
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 820,000 842,021
New York Life Insurance Co.
3.750% due 05/15/50 ~ 540,000 391,970
NNN REIT, Inc.
5.500% due 06/15/34  310,000 315,371
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  215,000 221,801
PNC Financial Services Group, Inc.
5.068% due 01/24/34  503,000 503,157
5.373% due 07/21/36  515,000 517,477
Prudential Financial, Inc.
3.905% due 12/07/47  530,000 399,774
Royal Bank of Canada (Canada)
4.650% due 10/18/30  310,000 310,834
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  2,000,000 2,057,535
6.534% due 01/10/29  1,400,000 1,444,928
Skandinaviska Enskilda Banken AB (Sweden)
4.500% due 09/03/30 ~ 335,000 333,103
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 452,628
5.512% due 05/22/31 ~ 2,973,000 3,036,210
6.691% due 01/10/34 ~ 1,400,000 1,496,126
Standard Chartered PLC (United Kingdom)
5.243% due 01/13/37 ~ 400,000 387,749
5.688% due 05/14/28 ~ 237,000 239,833
State Street Corp.
4.784% due 10/23/36  315,000 306,402
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.954% due 07/08/33  1,430,000 1,425,212
Teachers Insurance & Annuity Association of
America
3.300% due 05/15/50 ~ 555,000 370,727
Toronto-Dominion Bank (Canada)
5.298% due 01/30/32  240,000 246,820
Truist Financial Corp.
4.964% due 10/23/36 † 900,000 872,104
5.122% due 01/26/34  520,000 518,879
7.161% due 10/30/29  311,000 330,663
U.S. Bancorp
5.033% due 01/26/37  100,000 98,567
5.083% due 05/15/31  395,000 400,776
UBS Group AG (Switzerland)
3.091% due 05/14/32 ~ 660,000 605,485
3.869% due 01/12/29 ~ 785,000 776,174
4.398% due 09/23/31 ~ 200,000 196,399
4.844% due 11/06/33 ~ 560,000 551,011
5.010% due 03/23/37 ~ 475,000 459,536
5.199% due 08/10/37 ~ 485,000 473,917

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
UDR, Inc.
2.100% due 08/01/32  $ 555,000 $ 469,893
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,020,000 1,015,314
Wells Fargo & Co.
4.611% due 04/25/53  780,000 647,298
4.960% due 01/23/37  2,230,000 2,173,168
5.198% due 01/23/30 † 3,245,000 3,296,306
5.211% due 12/03/35  220,000 219,125
5.557% due 07/25/34  470,000 481,836
5.605% due 04/23/36  2,105,000 2,154,866
WP Carey, Inc.
2.250% due 04/01/33  325,000 269,798
2.400% due 02/01/31  420,000 375,999
145,698,624
Industrial - 0.8%
Amcor Flexibles North America, Inc.
5.125% due 03/12/36  440,000 427,976
Amphenol Corp.
5.300% due 11/15/55  400,000 375,936
Avolon Holdings Funding Ltd. (Ireland)
4.900% due 10/10/30 ~ 145,000 144,063
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 485,000 465,251
Boeing Co.
6.388% due 05/01/31  855,000 912,085
6.528% due 05/01/34  1,380,000 1,503,868
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  630,000 547,092
CRH America, Inc.
5.125% due 05/18/45 ~ 300,000 275,306
CSX Corp.
3.800% due 11/01/46  320,000 246,050
Honeywell Aerospace, Inc.
4.950% due 03/16/36 ~ 1,260,000 1,250,662
L3Harris Technologies, Inc.
4.854% due 04/27/35  250,000 245,376
5.400% due 07/31/33  705,000 723,569
Masco Corp.
2.000% due 10/01/30  227,000 201,947
Norfolk Southern Corp.
4.050% due 08/15/52  340,000 257,531
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 114,153
RTX Corp.
5.375% due 02/27/53  1,275,000 1,198,183
Tyco Electronics Group SA (Switzerland)
4.500% due 02/09/31  730,000 728,861
9,617,909
Technology - 1.2%
Accenture Capital, Inc.
4.500% due 10/04/34  339,000 327,891
Analog Devices, Inc.
2.800% due 10/01/41  129,000 92,584
Apple, Inc.
3.750% due 09/12/47  1,180,000 913,409
Broadcom, Inc.
3.187% due 11/15/36 ~ 1,678,000 1,403,065
4.800% due 02/15/36  218,000 212,618
5.050% due 07/12/29  470,000 479,800
CGI, Inc. (Canada)
2.300% due 09/14/31  435,000 380,623
a
Principal
Amount Value
Dell International LLC/EMC Corp.
5.300% due 04/01/32  $ 530,000 $ 538,430
Fidelity National Information Services, Inc.
4.800% due 03/10/31  263,000 261,045
Fiserv, Inc.
5.150% due 08/12/34  705,000 685,108
Intel Corp.
3.250% due 11/15/49  300,000 189,707
3.734% due 12/08/47  180,000 125,892
Leidos, Inc.
2.300% due 02/15/31  700,000 623,202
5.000% due 03/15/36  265,000 256,303
Marvell Technology, Inc.
2.950% due 04/15/31  465,000 426,910
4.750% due 07/15/30  480,000 481,815
5.450% due 07/15/35  701,000 712,594
Micron Technology, Inc.
5.300% due 01/15/31  393,000 411,494
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
5.000% due 01/15/33  650,000 647,154
Oracle Corp.
3.600% due 04/01/50  1,505,000 909,294
3.950% due 03/25/51  130,000 82,430
4.800% due 09/26/32  255,000 242,925
5.700% due 02/04/36  1,695,000 1,630,457
5.875% due 09/26/45  155,000 133,824
6.550% due 02/04/46  165,000 154,044
6.700% due 02/04/56  550,000 510,855
6.850% due 02/04/66  345,000 317,478
Roper Technologies, Inc.
1.750% due 02/15/31  645,000 557,381
Synopsys, Inc.
5.150% due 04/01/35 † 535,000 536,214
5.700% due 04/01/55  245,000 234,402
14,478,948
Utilities - 2.5%
AES Corp.
5.800% due 03/15/32  975,000 980,954
Baltimore Gas & Electric Co.
5.400% due 06/01/53  635,000 599,028
Consolidated Edison Co. of New York, Inc.
3.950% due 04/01/50  540,000 414,684
Constellation Energy Generation LLC
5.600% due 06/15/42 † 1,010,000 994,269
5.800% due 03/01/33  181,000 189,669
Dominion Energy, Inc.
3.300% due 04/15/41  760,000 564,303
DTE Electric Co.
3.950% due 03/01/49  705,000 545,878
Duke Energy Corp.
5.700% due 09/15/55  815,000 770,723
6.100% due 09/15/53  850,000 853,147
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 1,380,000 1,218,188
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  1,030,000 850,689
ENEL Finance International NV (Italy)
4.750% due 05/25/47 ~ 410,000 339,165
5.000% due 09/30/35 ~ 600,000 582,102
Entergy Arkansas LLC
5.750% due 06/01/54  330,000 322,972

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Entergy Mississippi LLC
5.000% due 09/01/33  $ 615,000 $ 617,674
5.850% due 06/01/54  480,000 472,258
Evergy Metro, Inc.
5.400% due 04/01/34  106,000 109,169
Evergy, Inc.
2.900% due 09/15/29  119,000 112,887
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 435,485
Fortis, Inc. (Canada)
3.055% due 10/04/26  250,000 248,284
Interstate Power & Light Co.
3.500% due 09/30/49  890,000 622,675
ITC Holdings Corp.
due 04/15/36 # ~ 120,000 120,400
2.950% due 05/14/30 ~ 360,000 337,070
5.300% due 07/01/43  150,000 138,196
Jersey Central Power & Light Co.
5.100% due 01/15/35  130,000 130,004
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 336,654
Nevada Power Co.
6.000% due 03/15/54  350,000 351,432
NextEra Energy Capital Holdings, Inc.
5.250% due 02/28/53  1,500,000 1,354,691
Niagara Mohawk Power Corp.
5.996% due 07/03/55 ~ 225,000 221,122
NRG Energy, Inc.
5.407% due 10/15/35 ~ 1,000,000 981,540
Pacific Gas & Electric Co.
3.750% due 08/15/42  1,091,000 817,793
4.300% due 03/15/45  325,000 254,174
6.000% due 08/15/35  1,780,000 1,839,965
6.000% due 05/01/56  515,000 489,145
6.750% due 01/15/53  390,000 405,083
PG&E Recovery Funding LLC
5.231% due 06/01/42  105,000 103,431
5.529% due 06/01/51  125,000 123,155
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 313,925
5.099% due 06/01/54  415,000 383,938
5.212% due 12/01/49  225,000 212,336
Potomac Electric Power Co.
6.500% due 11/15/37  185,000 204,407
Public Service Co. of Oklahoma
5.250% due 01/15/33  675,000 683,433
5.450% due 01/15/36  795,000 800,451
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  250,000 253,889
Puget Energy, Inc.
2.379% due 06/15/28  180,000 171,599
5.725% due 03/15/35  155,000 156,300
Puget Sound Energy, Inc.
5.448% due 06/01/53  215,000 204,175
San Diego Gas & Electric Co.
2.950% due 08/15/51  445,000 279,699
5.350% due 04/01/53  375,000 346,036
5.950% due 03/15/56  130,000 130,438
SCE Recovery Funding LLC
4.697% due 06/15/42  523,226 505,507
5.112% due 12/14/49  240,000 225,314
5.341% due 03/15/47  270,000 268,341
a
Principal
Amount Value
Southern California Edison Co.
4.125% due 03/01/48  $ 1,290,000 $ 966,485
5.200% due 06/01/34  900,000 893,723
5.875% due 12/01/53  841,000 796,022
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 842,560
Southern Power Co.
5.150% due 09/15/41  895,000 844,620
Union Electric Co.
5.200% due 04/01/34  705,000 717,308
Virginia Electric & Power Co.
5.650% due 03/15/55  515,000 494,226
Vistra Operations Co. LLC
5.350% due 01/31/36 ~ 240,000 234,927
6.000% due 04/15/34 ~ 492,000 506,141
Xcel Energy, Inc.
4.800% due 09/15/41  750,000 663,317
31,947,175
Total Corporate Bonds & Notes
    (Cost $286,532,190) 281,278,486
MORTGAGE-BACKED SECURITIES - 21.7%
Collateralized Mortgage Obligations - Commercial - 0.4%
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 418,713 400,625
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
1.195% due 11/25/30 § 18,945,000 930,982
1.212% due 10/25/30 § 15,300,000 755,747
1.356% due 12/25/29 § 8,622,134 362,206
FREMF Mortgage Trust
3.885% due 01/25/50 ~ § 2,385,000 2,367,579
MHC Commercial Mortgage Trust
5.888% (SOFR + 2.215%)
due 04/15/38 ~ § 10,248 10,248
4,827,387
Collateralized Mortgage Obligations - Residential - 2.0%
Federal Home Loan Mortgage Corp. REMICS
1.500% due 01/25/51  2,170,753 1,751,865
2.000% due 12/25/51  1,599,235 1,427,337
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
3.000% due 05/25/60 - 10/25/62 6,595,130 5,769,887
3.250% due 11/25/61  1,382,628 1,205,471
3.500% due 11/25/57  1,968,138 1,787,016
Federal National Mortgage Association REMICS
1.250% due 06/25/50  1,714,301 1,328,722
Government National Mortgage Association
REMICS (IO)
0.414% due 03/20/71 § 36,598,623 1,179,954
Grene Energy Senior
11.000% PIK due 01/25/27  127,976 102,944
GS Mortgage-Backed Securities Trust
5.259% (SOFR + 1.600%)
due 03/25/66 ~ § 2,400,000 2,406,000
PRPM LLC
4.000% due 11/25/53 ~ § 557,837 550,411
Seasoned Credit Risk Transfer Trust
3.250% due 06/25/65  1,014,429 860,877

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Seasoned Loans Structured Transaction Trust
3.000% due 05/25/35  $ 3,253,251 $ 3,023,278
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 2,915,615 2,628,671
4.000% due 11/25/47 ~ § 158,062 156,760
TVC Mortgage Trust
4.964% due 02/25/41 ~ § 1,087,000 1,082,388
25,261,581
Federal Home Loan Mortgage Corp. - 0.5%
2.500% due 05/01/51 - 08/01/51 5,156,996 4,402,817
3.000% due 04/01/52  2,633,031 2,331,968
6,734,785
Federal National Mortgage Association - 9.5%
1.090% due 04/01/28  2,750,693 2,590,921
1.440% due 01/01/31  1,400,000 1,233,176
1.560% due 01/01/31  2,700,000 2,392,386
1.755% due 03/01/32 § 3,277,798 2,854,609
1.815% due 01/01/31  968,602 870,790
2.010% due 01/01/32  2,200,000 1,952,010
2.140% due 12/01/33  2,438,298 2,102,658
2.160% due 12/01/33  2,964,679 2,560,018
2.320% due 02/01/35  1,887,474 1,589,768
2.500% due 05/01/51 - 03/01/62 40,287,022 34,266,793
2.510% due 10/01/30  2,730,000 2,545,926
2.550% due 10/01/30  870,231 814,222
3.000% due 05/01/47 - 03/01/61 15,122,272 13,472,249
3.040% due 07/01/32  2,787,676 2,612,585
3.080% due 05/01/32  1,875,000 1,755,514
3.140% due 07/01/32  1,710,000 1,597,766
3.190% due 07/01/33  1,652,752 1,544,085
3.260% due 02/01/31  800,000 766,475
3.500% due 03/01/61 - 12/01/62 2,806,855 2,545,598
3.610% due 01/01/37  2,117,403 2,035,977
3.670% due 09/01/32  546,000 521,630
3.750% due 09/01/32  2,548,250 2,470,196
3.790% due 12/01/30  2,610,000 2,558,568
3.800% due 09/01/32  2,210,061 2,140,242
3.805% due 11/01/32  1,470,000 1,424,214
3.830% due 09/01/32  2,500,000 2,425,264
3.910% due 08/01/32  1,300,000 1,265,036
4.000% due 06/01/47 - 06/01/52 5,257,612 4,986,747
4.090% due 09/01/31 - 02/01/34 4,430,087 4,309,477
4.230% due 10/01/32  2,285,000 2,264,987
4.550% due 10/01/32  1,030,000 1,042,555
4.960% due 01/01/34  1,610,000 1,645,741
5.000% due 07/01/52 - 01/01/59 3,859,621 3,868,033
5.010% due 12/01/35  1,985,668 2,028,458
5.500% due 09/01/52 - 10/01/52 3,746,264 3,841,001
6.000% due 12/01/61  2,288,907 2,386,243
121,281,918
Government National Mortgage Association - 4.2%
2.500% due 10/20/45 - 10/20/50 2,075,045 1,784,843
2.804% due 07/20/71 § 2,574,895 2,310,088
2.941% due 10/20/70 § 1,721,619 1,562,885
3.000% due 08/20/50 - 03/20/52 4,236,918 3,783,518
3.099% due 12/20/71 § 2,909,214 2,637,185
3.500% due 10/20/50 - 04/20/52 16,851,171 15,477,051
4.000% due 12/20/51 - 07/20/65 9,315,680 8,773,723
4.500% due 07/20/52 - 08/20/52 5,562,230 5,434,004
5.000% due 07/20/52 - 06/20/63 8,281,881 8,261,685
a
Principal
Amount Value
5.500% due 09/20/52 - 07/20/53 $ 3,660,869 $ 3,718,793
53,743,775
Uniform Mortgage-Backed Securities - 5.1%
due 04/01/56 # 26,400,000 26,039,931
due 04/01/56 # 31,100,000 26,153,156
due 04/01/56 # 12,900,000 12,961,432
65,154,519
Total Mortgage-Backed Securities
    (Cost $286,361,302) 277,003,965
ASSET-BACKED SECURITIES - 7.5%
Automobile Other - 1.3%
American Credit Acceptance Receivables Trust
5.110% due 04/14/31 ~ 900,000 906,364
AutoNation Finance Trust
5.030% due 08/12/30 ~ 1,000,000 1,010,738
5.190% due 12/10/30 ~ 820,000 832,051
Bridgecrest Lending Auto Securitization Trust
5.620% due 03/17/31  1,430,000 1,442,494
Consumer Portfolio Services Auto Trust
5.120% due 07/15/31 ~ 1,170,000 1,178,663
Drive Auto Receivables Trust
5.410% due 09/15/32  1,300,000 1,307,500
Exeter Automobile Receivables Trust
5.230% due 01/15/32  1,410,000 1,407,938
5.570% due 10/15/31  1,000,000 1,007,713
GLS Auto Receivables Issuer Trust
5.110% due 01/15/31 ~ 1,200,000 1,210,070
5.590% due 01/15/31 ~ 2,000,000 2,030,829
Santander Drive Auto Receivables Trust
4.680% due 09/15/31  820,000 821,837
4.950% due 01/15/32  440,000 437,331
6.280% due 08/15/31  1,500,000 1,543,471
Western Funding Auto Loan Trust
5.340% due 11/15/35 ~ 1,270,000 1,282,654
16,419,653
Automobile Sequential - 0.3%
Hyundai Auto Lease Securitization Trust
4.380% due 06/15/29 ~ 900,000 902,995
M&T Bank RV Trust
4.350% due 01/15/46 ~ 723,564 716,777
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 1,015,000 1,017,069
Stellantis Financial Underwritten Enhanced
Lease Trust
4.500% due 03/20/29 ~ 950,000 954,845
3,591,686
Credit Card Bullet - 0.1%
Perimeter Master Note Business Trust
5.580% due 12/16/30 ~ 1,000,000 995,964
Credit Card Other - 0.1%
Continental Finance Credit Card ABS Master
Trust
6.190% due 10/15/30 ~ 237,774 238,037
Mission Lane Credit Card Master Trust
5.060% due 09/15/31 ~ 1,050,000 1,054,569
1,292,606

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Home Equity Other - 0.1%
GS Mortgage-Backed Securities Trust
4.899% due 05/25/56 ~ § $ 910,513 $ 903,232
Home Equity Sequential - 0.1%
Towd Point Mortgage Trust
4.980% due 12/25/65 ~ § 1,524,486 1,514,664
Manufactured Housing Sequential - 0.3%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,180,461
4.250% due 08/25/54 ~ § 2,759,732 2,705,003
3,885,464
Other Asset-Backed Securities - 5.2%
AMSR Trust
2.327% due 10/17/38 ~ 1,342,000 1,318,011
2.751% due 06/17/38 ~ 3,950,000 3,727,142
4.000% due 10/17/39 ~ 3,000,000 2,914,397
Aqua Finance Issuer Trust
5.040% due 05/17/51 ~ 701,981 706,697
Aqua Finance Trust
3.140% due 07/17/46 ~ 1,875,396 1,746,188
3.970% due 07/17/46 ~ 784,305 758,269
Bastion Funding I LLC
7.119% due 04/25/38 ~ 977,872 991,270
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,170,166 1,168,841
CFIN Issuer LLC
4.750% ~ § 210,290 210,924
Cherry Securitization Trust
6.130% due 11/15/32 ~ 1,000,000 1,010,346
Crossroads Asset Trust
5.200% due 02/20/32 ~ 235,000 237,422
Diversified Abs Phase VI LLC
7.500% due 11/28/39  903,279 900,953
DP Lion Holdco LLC
8.243% due 11/30/43  797,410 822,484
FirstKey Homes Trust
5.197% due 05/19/39 ~ 915,000 909,287
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,419,386
3.850% due 10/25/26 ~ § 2,100,000 2,022,328
4.450% due 01/25/28 ~ § 2,700,000 2,670,492
6.190% due 04/25/27 ~ 3,000,000 3,007,766
6.500% due 03/26/27 ~ § 2,550,000 2,538,845
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,488,398 1,484,432
GoodLeap Home Improvement Solutions Trust
5.000% due 10/20/49 ~ 1,037,508 1,033,996
Hilton Grand Vacations Trust
4.730% due 05/25/44 ~ 490,985 487,649
Jonah Energy ABS II LLC
7.200% due 12/10/37 ~ 717,244 729,031
Jonah Energy LLC
7.800% due 11/10/37  1,297,221 1,312,010
Mariner Finance Issuance Trust
6.540% due 05/20/38 ~ 1,350,000 1,374,020
MNR ABS Issuer I LLC
8.946% due 12/15/38  1,025,903 1,054,577
MVW LLC
1.140% due 01/22/41 ~ 221,518 214,231
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~ 1,097,067 1,088,538
a
Principal
Amount Value
OneMain Financial Issuance Trust
2.210% due 09/14/35 ~ $ 1,230,000 $ 1,192,112
3.450% due 09/14/35 ~ 675,000 652,366
Oportun Issuance Trust
5.060% due 01/09/34 ~ 1,297,000 1,294,617
5.280% due 05/09/33 ~ 2,000,000 2,003,715
5.310% due 02/08/33 ~ 1,655,000 1,654,949
Progress Residential Trust
2.425% due 07/17/38 ~ 2,530,000 2,510,374
2.538% due 05/17/26 ~ 1,650,000 1,643,455
2.811% due 11/17/40 ~ 1,000,000 945,590
4.000% due 12/17/42 ~ 535,000 505,811
5.200% due 04/17/39 ~ 1,685,000 1,677,115
Reach ABS Trust
4.800% due 02/15/33 ~ 1,335,000 1,326,710
5.120% due 08/18/32 ~ 830,000 831,820
SCF Equipment Leasing LLC
6.770% due 08/22/33 ~ 2,385,000 2,465,479
Stream Innovations Issuer Trust
4.780% due 08/15/46 ~ 1,950,000 1,936,684
6.120% due 09/15/45 ~ 956,349 964,176
UPX HIL Issuer Trust
5.160% due 01/25/47 ~ 1,232,722 1,228,578
Westgate Resorts LLC
5.470% due 10/20/39 ~ 1,192,000 1,197,605
6.080% due 10/20/39 ~ 2,173,000 2,183,401
67,074,089
Total Asset-Backed Securities
    (Cost $95,303,048) 95,677,358
U.S. TREASURY OBLIGATIONS - 46.7%
U.S. Treasury Bonds - 8.4%
2.250% due 08/15/49  2,795,000 1,739,123
2.375% due 05/15/51  260,000 162,718
2.875% due 05/15/52  5,490,000 3,808,580
3.000% due 08/15/48  4,770,000 3,502,037
3.125% due 02/15/43  368,000 294,774
3.250% due 05/15/42  21,235,000 17,503,115
3.750% due 11/15/43  6,045,000 5,239,787
3.875% due 05/15/43  260,000 230,516
4.125% due 08/15/44  11,250,000 10,209,595
4.625% due 11/15/45  20,207,000 19,493,440
4.750% due 05/15/55  195,000 189,935
4.750% due 08/15/55  45,776,000 44,617,295
106,990,915
U.S. Treasury Notes - 38.1%
3.125% due 08/31/29  145,000 141,613
3.500% due 01/15/29  123,718,000 122,674,129
3.500% due 02/28/31  4,993,000 4,896,456
3.750% due 01/31/31  100,692,000 99,842,411
3.750% due 10/31/32  18,161,000 17,785,011
3.750% due 02/28/33  88,143,000 86,139,124
3.875% due 08/31/32  12,215,000 12,063,505
4.000% due 04/30/32  4,075,000 4,060,435
4.000% due 02/15/34  51,691,000 50,996,402
4.000% due 11/15/35  33,716,000 32,891,539
4.125% due 05/31/32  2,505,000 2,511,899
4.250% due 11/15/34  30,345,000 30,342,036
4.250% due 08/15/35  4,309,000 4,293,514
4.500% due 11/15/33  628,000 641,124

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.625% due 02/15/35  $ 16,445,000 $ 16,875,718
486,154,916
U.S. Treasury Strip Coupons - 0.2%
due 11/15/40  2,320,000 1,137,605
due 02/15/41  1,486,372 717,429
1,855,034
Total U.S. Treasury Obligations
    (Cost $598,166,809) 595,000,865
FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
1,365,000
1,373,872
Mexico Government (Mexico)
4.400% due 02/12/52
1,995,000
1,420,739
4.600% due 01/23/46 †
480,000
369,072
5.375% due 03/22/33
1,411,000
1,382,780
5.850% due 07/02/32
631,000
634,061
Panama Government (Panama)
5.227% due 02/23/34
334,000
322,393
Republic of Poland Government (Poland)
5.500% due 03/18/54
430,000
398,738
Total Foreign Government Bonds & Notes
    (Cost $6,183,538) 5,901,655
MUNICIPAL BONDS - 0.1%
Oklahoma Development Finance Authority
Class A3
4.714% due 05/01/52  445,000 406,871
Regents of the University of California Medical
Center Pooled Revenue
3.706% due 05/15/20  675,000 424,032
Texas Natural Gas Securitization Finance Corp.
Class A1
5.102% due 04/01/35  372,602 381,854
Total Municipal Bonds
    (Cost $1,494,353) 1,212,757
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.6%
    (Cost $1,274,041,240) 1,256,075,086
Shares
SECURITIES LENDING COLLATERAL - 1.1%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,799,388 1,799,388
Principal
Amount Value
Repurchase Agreements - 1.0%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$9,005,606; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $9,185,719) $ 9,004,683 $ 9,004,683
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$4,127,792; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$4,230,211) 4,121,369 4,121,369
13,126,052
Total Securities Lending Collateral
(Cost $14,925,440) 14,925,440
a
TOTAL INVESTMENTS - 99.7%
(Cost $1,288,966,680) 1,271,000,526
OTHER ASSETS & LIABILITIES, NET - 0.3% 3,560,385
NET ASSETS - 100.0% $1,274,560,911

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 42.9%
Basic Materials - 1.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,105,000 $ 1,089,872
Corp. Nacional del Cobre de Chile (Chile)
3.000% due 09/30/29 ~ 3,400,000 3,193,000
3.625% due 08/01/27 ~ † 477,000 471,507
Freeport-McMoRan, Inc.
4.125% due 03/01/28 † 552,000 547,750
5.250% due 09/01/29  655,000 660,782
International Flavors & Fragrances, Inc.
2.300% due 11/01/30 ~ 224,000 199,659
Ma'aden Sukuk Ltd. (Saudi Arabia)
5.250% due 02/13/30 ~ 3,180,000 3,198,867
MEGlobal BV (Kuwait)
2.625% due 04/28/28 ~ 3,790,000 3,559,820
Nutrien Ltd. (Canada)
4.900% due 03/27/28  1,015,000 1,023,954
SNF Group SACA (France)
5.626% due 03/31/31 ~ 1,665,000 1,685,812
Steel Dynamics, Inc.
4.000% due 12/15/28  3,525,000 3,489,186
19,120,209
Communications - 2.3%
Advanced Info Service PCL (Thailand)
4.260% due 03/04/31 ~ 1,570,000 1,536,395
Airbnb, Inc.
4.400% due 03/16/29  1,140,000 1,138,700
4.650% due 03/16/31  335,000 334,386
Amazon.com, Inc.
4.250% due 03/13/31  2,060,000 2,045,282
Cox Communications, Inc.
3.350% due 09/15/26 ~ 880,000 876,058
3.500% due 08/15/27 ~ 935,000 922,431
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,305,000 1,297,204
KT Corp. (South Korea)
4.125% due 02/02/28 ~ 600,000 596,898
4.375% due 01/03/29 ~ 1,970,000 1,972,330
Meta Platforms, Inc.
4.200% due 11/15/30  1,400,000 1,386,738
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,797,490
NTT Finance Corp. (Japan)
4.620% due 07/16/28 ~ 1,375,000 1,380,452
Orange SA (France)
4.250% due 01/13/31 ~ 1,720,000 1,687,787
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,845,000 2,810,504
5.000% due 02/15/29  3,760,000 3,799,291
Uber Technologies, Inc.
4.500% due 08/15/29 ~ † 3,487,000 3,459,324
28,041,270
Consumer, Cyclical - 4.6%
American Honda Finance Corp.
5.650% due 11/15/28 † 2,285,000 2,341,099
AutoZone, Inc.
5.125% due 06/15/30  1,560,000 1,587,450
BMW U.S. Capital LLC (Germany)
4.400% due 03/19/29 ~ 3,550,000 3,544,047
4.600% due 08/13/27 ~ 3,605,000 3,616,506
a
Principal
Amount Value
Daimler Truck Finance North America LLC
(Germany)
4.150% due 01/12/29 ~ $ 565,000 $ 557,316
4.300% due 08/12/27 ~ 1,470,000 1,467,624
5.125% due 09/25/27 ~ 1,725,000 1,739,400
Darden Restaurants, Inc.
4.350% due 10/15/27  1,555,000 1,551,974
Delta Air Lines, Inc.
4.950% due 07/10/28  1,295,000 1,300,032
Dollar General Corp.
5.200% due 07/05/28  1,839,000 1,859,529
Ford Motor Credit Co. LLC
5.125% due 11/05/26 † 1,785,000 1,789,022
5.800% due 03/05/27  1,275,000 1,282,335
5.918% due 03/20/28  2,685,000 2,720,047
General Motors Financial Co., Inc.
5.050% due 04/04/28  1,370,000 1,382,091
5.350% due 07/15/27  1,702,000 1,718,556
5.400% due 04/06/26  855,000 855,083
5.400% due 05/08/27  836,000 843,561
Hyundai Capital America
4.250% due 01/08/29 ~ 905,000 895,305
4.850% due 03/25/27 ~ 1,745,000 1,751,393
4.875% due 06/23/27 ~ 1,495,000 1,501,455
5.000% due 01/07/28 ~ 1,915,000 1,928,336
5.250% due 01/08/27 ~ 460,000 462,662
5.600% due 03/30/28 ~ 1,255,000 1,278,689
LG Energy Solution Ltd. (South Korea)
5.375% due 07/02/27 ~ 2,150,000 2,166,179
Ross Stores, Inc.
0.875% due 04/15/26  3,000,000 2,995,657
Southwest Airlines Co.
4.375% due 11/15/28  2,360,000 2,330,074
TML Holdings Pte. Ltd. (India)
4.350% due 06/09/26 ~ 2,200,000 2,195,564
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 440,000 438,875
4.750% due 11/13/28 ~ 963,000 962,834
4.850% due 08/15/27 ~ 2,705,000 2,713,892
5.050% due 03/27/28 ~ 1,220,000 1,228,121
5.700% due 09/12/26 ~ 1,435,000 1,442,763
6.000% due 11/16/26 ~ 1,920,000 1,938,465
56,385,936
Consumer, Non-Cyclical - 7.7%
AbbVie, Inc.
3.775% due 03/03/28  3,735,000 3,711,056
4.125% due 03/15/31  1,040,000 1,025,135
Augusta SpinCo Corp.
4.398% due 03/23/29  2,745,000 2,737,865
Bacardi Ltd. (Bermuda)
4.700% due 05/15/28 ~ 3,491,000 3,488,030
BAT International Finance PLC (United Kingdom)
4.448% due 03/16/28  4,100,000 4,103,069
Baxter International, Inc.
2.272% due 12/01/28  1,342,000 1,250,785
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 3,837,000 3,799,195
Becton Dickinson & Co.
4.693% due 02/13/28  2,980,000 2,995,529
Bunge Ltd. Finance Corp.
2.000% due 04/21/26  260,000 259,630
4.900% due 04/21/27 † 1,820,000 1,829,881

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Cencora, Inc.
3.950% due 02/13/29  $ 1,050,000 $ 1,035,567
Cencosud SA (Chile)
4.375% due 07/17/27 ~ 2,200,000 2,191,290
Centene Corp.
4.625% due 12/15/29  2,005,000 1,904,625
Conagra Brands, Inc.
4.850% due 11/01/28  705,000 705,829
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 601,817
CVS Health Corp.
1.300% due 08/21/27  3,910,000 3,747,537
2.875% due 06/01/26  858,000 855,858
3.000% due 08/15/26  2,085,000 2,072,740
4.300% due 03/25/28  1,365,000 1,360,447
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 1,455,000 1,469,653
5.643% due 03/13/27 ~ 1,390,000 1,401,772
EMD Finance LLC (Germany)
4.125% due 08/15/28 ~ 3,890,000 3,872,461
ERAC USA Finance LLC
5.000% due 02/15/29 ~ 1,145,000 1,163,682
Global Payments, Inc.
3.200% due 08/15/29  2,300,000 2,170,013
4.500% due 11/15/28  420,000 416,029
4.550% due 03/15/28  2,115,000 2,106,467
HCA, Inc.
4.300% due 11/15/30  760,000 747,702
5.625% due 09/01/28  3,000,000 3,060,675
Health Care Service Corp. A Mutual Legal
Reserve Co.
5.200% due 06/15/29 ~ 615,000 623,940
Highmark, Inc.
1.450% due 05/10/26 ~ 1,075,000 1,071,292
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,405,100
Humana, Inc.
3.700% due 03/23/29  660,000 641,694
4.875% due 04/01/30  550,000 548,999
5.750% due 03/01/28  510,000 520,210
5.750% due 12/01/28  1,923,000 1,972,730
Icon Investments Six DAC
5.809% due 05/08/27  3,410,000 3,428,210
Imperial Brands Finance PLC (United Kingdom)
3.500% due 07/26/26 ~ 627,000 625,210
4.500% due 06/30/28 ~ 1,580,000 1,581,379
6.125% due 07/27/27 ~ 2,242,000 2,288,070
IQVIA, Inc.
5.700% due 05/15/28  800,000 815,940
6.250% due 02/01/29  1,190,000 1,237,494
Keurig Dr. Pepper, Inc.
3.950% due 04/15/29  397,000 389,018
4.350% due 05/15/28  535,000 533,244
5.050% due 03/15/29  2,365,000 2,391,199
Maple Parent Holdings Corp.
4.750% due 03/26/29 ~ 1,880,000 1,880,119
Medline Borrower LP
3.875% due 04/01/29 ~ 6,685,000 6,470,557
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 317,000 323,414
Revvity, Inc.
1.900% due 09/15/28  1,808,000 1,699,793
a
Principal
Amount Value
Solventum Corp.
5.450% due 02/25/27  $ 1,168,000 $ 1,177,136
Thermo Fisher Scientific, Inc.
4.215% due 02/12/31  1,735,000 1,717,269
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  1,872,000 1,868,560
Viatris, Inc.
2.300% due 06/22/27  1,709,000 1,657,624
94,952,540
Energy - 3.5%
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  2,042,000 2,053,042
Cheniere Energy Partners LP
4.000% due 03/01/31  1,370,000 1,315,886
Cheniere Energy, Inc.
4.625% due 10/15/28  340,000 339,210
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 281,295
Enbridge, Inc. (Canada)
4.600% due 06/20/28  670,000 671,858
5.900% due 11/15/26  950,000 958,113
6.000% due 11/15/28  940,000 975,546
Energy Transfer LP
4.550% due 01/15/31  1,085,000 1,075,567
5.250% due 07/01/29  1,175,000 1,200,939
6.050% due 12/01/26  3,500,000 3,532,859
EOG Resources, Inc.
4.400% due 01/15/31  1,165,000 1,157,230
EQT Corp.
3.125% due 05/15/26 ~ 315,000 314,379
MPLX LP
4.800% due 02/15/31  4,390,000 4,401,677
ONEOK, Inc.
4.250% due 09/24/27  2,835,000 2,828,641
4.850% due 07/15/26  3,413,000 3,413,854
5.550% due 11/01/26  1,595,000 1,604,496
5.625% due 01/15/28 ~ 772,000 782,083
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31 † 1,170,000 1,166,853
Sabine Pass Liquefaction LLC
4.200% due 03/15/28  812,000 808,937
Schlumberger Investment SA
4.500% due 05/15/28 † 922,000 925,958
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27  1,435,000 1,441,378
Targa Resources Corp.
4.350% due 01/15/29  1,380,000 1,374,530
5.200% due 07/01/27  657,000 662,381
Tengizchevroil Finance Co. International Ltd.
(Kazakhstan)
4.000% due 08/15/26 ~ † 1,440,000 1,436,523
TotalEnergies Capital USA LLC (France)
4.248% due 01/13/31  1,960,000 1,942,491
Var Energi ASA (Norway)
5.000% due 05/18/27 ~ 1,790,000 1,798,967
Williams Cos., Inc.
4.625% due 06/30/30  1,325,000 1,324,229
4.800% due 11/15/29  1,445,000 1,458,471

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Woodside Finance Ltd. (Australia)
3.700% due 09/15/26 ~ $ 1,424,000 $ 1,418,993
42,666,386
Financial - 13.4%
Abu Dhabi Developmental Holding Co. PJSC
(United Arab Emirates)
4.500% due 05/06/30 ~ 3,200,000 3,157,633
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.450% due 04/15/27  2,534,000 2,582,294
American Express Co.
4.731% due 04/25/29  1,845,000 1,857,094
5.532% due 04/25/30  1,250,000 1,287,299
American Tower Corp.
3.550% due 07/15/27  914,000 904,445
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  940,000 970,230
Athene Global Funding
4.860% due 08/27/26 ~ 3,640,000 3,646,169
5.349% due 07/09/27 ~ 1,650,000 1,659,712
Avolon Holdings Funding Ltd. (Ireland)
6.375% due 05/04/28 ~ † 895,000 921,525
Banco Santander SA (Spain)
5.552% due 03/14/28  1,200,000 1,210,378
Bank of America Corp.
1.734% due 07/22/27  3,685,000 3,654,392
4.456% due 02/06/32  1,695,000 1,674,147
4.623% due 05/09/29  2,645,000 2,656,784
Barclays PLC (United Kingdom)
4.219% due 05/24/30  1,200,000 1,181,908
4.476% due 11/11/29  1,205,000 1,198,606
5.086% due 02/25/29  2,165,000 2,183,286
BNP Paribas SA (France)
4.792% due 05/09/29 ~ 1,285,000 1,289,826
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 388,294
Brown & Brown, Inc.
4.700% due 06/23/28  980,000 983,045
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 2,245,000 2,266,117
Canadian Imperial Bank of Commerce (Canada)
4.283% due 01/29/30  1,895,000 1,882,774
Capital One Financial Corp.
7.149% due 10/29/27  1,335,000 1,353,451
CBRE Services, Inc.
4.800% due 06/15/30  695,000 697,049
Charles Schwab Corp.
4.343% due 11/14/31 † 3,545,000 3,507,182
Citigroup, Inc.
4.503% due 09/11/31  1,695,000 1,676,135
5.174% due 02/13/30  1,465,000 1,487,781
CNO Global Funding
4.875% due 12/10/27 ~ 786,000 788,260
Corebridge Global Funding
4.250% due 08/21/28 ~ 1,490,000 1,480,096
4.650% due 08/20/27 ~ 390,000 390,430
5.200% due 01/12/29 ~ 1,245,000 1,265,108
Credit Agricole SA (France)
5.230% due 01/09/29 ~ 1,380,000 1,395,641
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,787,862
2.900% due 03/15/27  1,580,000 1,556,811
4.800% due 09/01/28  575,000 578,163
a
Principal
Amount Value
5.000% due 01/11/28  $ 710,000 $ 715,335
5.600% due 06/01/29  1,075,000 1,100,701
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 1,520,000 1,516,056
4.662% due 03/27/29 ~ 1,810,000 1,814,293
5.427% due 03/01/28 ~ † 1,655,000 1,670,936
DNB Bank ASA (Norway)
4.832% due 03/30/32 ~ † 3,330,000 3,323,035
Emaar Sukuk Ltd. (United Arab Emirates)
3.635% due 09/15/26 ~ 2,480,000 2,457,425
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,685,000 1,682,642
Extra Space Storage LP
3.875% due 12/15/27  2,125,000 2,105,907
Federation des Caisses Desjardins du Quebec
(Canada)
4.565% due 08/26/30 ~ † 1,532,000 1,526,090
Fifth Third Bancorp
4.566% due 04/29/32  2,165,000 2,122,802
GA Global Funding Trust
4.400% due 09/23/27 ~ 2,915,000 2,897,448
5.400% due 01/13/30 ~ † 1,240,000 1,242,411
Gabx Leasing LLC
4.625% due 04/15/31 ~ 880,000 867,775
Goldman Sachs Group, Inc.
4.148% due 01/21/29 † 2,170,000 2,157,200
4.482% due 08/23/28  875,000 875,194
4.937% due 04/23/28  4,235,000 4,256,402
5.218% due 04/23/31  2,110,000 2,146,084
HDFC Bank Ltd. (India)
5.196% due 02/15/27 ~ 2,140,000 2,148,560
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,245,000 1,236,018
4.899% due 03/03/29  1,645,000 1,654,447
5.130% due 11/19/28  1,445,000 1,455,960
5.597% due 05/17/28  1,790,000 1,810,396
Huntington Bancshares, Inc.
4.623% due 01/28/32  3,625,000 3,573,201
ING Groep NV (Netherlands)
4.803% due 03/23/32  4,515,000 4,489,294
4.858% due 03/25/29  1,310,000 1,318,540
Jackson National Life Global Funding
5.550% due 07/02/27 ~ 755,000 762,139
JPMorgan Chase & Co.
4.347% due 01/22/32  1,690,000 1,666,507
4.551% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,300,639
4.979% due 07/22/28  2,335,000 2,351,206
5.040% due 01/23/28  830,000 834,312
Lloyds Banking Group PLC (United Kingdom)
5.462% due 01/05/28  1,715,000 1,727,846
LPL Holdings, Inc.
4.625% due 11/15/27 ~ 405,000 402,202
4.900% due 04/03/28 † 1,220,000 1,224,303
5.700% due 05/20/27  2,455,000 2,478,252
6.750% due 11/17/28  540,000 566,080
Lseg U.S. Fin Corp. (United Kingdom)
4.250% due 03/23/29 ~ 1,725,000 1,712,785
4.500% due 03/23/31 ~ 955,000 943,568
Manufacturers & Traders Trust Co.
4.762% due 07/06/28  1,155,000 1,158,475
Morgan Stanley
4.238% due 01/09/30  1,375,000 1,361,413

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.708% due 03/12/32  $ 2,470,000 $ 2,453,904
4.994% due 04/12/29  2,075,000 2,094,290
NatWest Markets PLC (United Kingdom)
4.654% due 03/27/29 ~ 3,385,000 3,394,801
RGA Global Funding
4.350% due 08/25/28 ~ 2,390,000 2,378,869
4.600% due 11/25/30 ~ 1,040,000 1,029,381
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,195,000 1,205,868
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,940,000 1,907,334
6.124% due 05/31/27  670,000 671,389
Santander U.K. Group Holdings PLC (United
Kingdom)
1.673% due 06/14/27  815,000 810,018
4.320% due 09/22/29  1,065,000 1,055,200
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 1,028,033
4.831% due 10/15/29 ~ 2,110,000 2,120,728
6.599% due 11/15/52 ~ 2,920,000 2,969,823
Societe Generale SA (France)
5.519% due 01/19/28 ~ 1,235,000 1,243,357
Standard Chartered PLC (United Kingdom)
4.300% due 02/19/27 ~ † 1,728,000 1,723,705
5.688% due 05/14/28 ~ 1,330,000 1,345,898
U.S. Bancorp
4.548% due 07/22/28  1,795,000 1,797,042
UBS AG (Switzerland)
4.632% due 02/16/32  1,400,000 1,395,483
Wells Fargo & Co.
4.900% due 01/24/28  2,835,000 2,845,707
4.970% due 04/23/29  5,670,000 5,719,774
165,364,410
Industrial - 3.0%
Amrize Finance U.S. LLC
4.700% due 04/07/28  2,040,000 2,053,125
4.950% due 04/07/30  885,000 895,075
AptarGroup, Inc.
4.750% due 03/30/31  710,000 704,028
Boeing Co.
3.200% due 03/01/29  1,460,000 1,408,489
6.259% due 05/01/27  3,087,000 3,141,167
CNH Industrial Capital LLC
4.375% due 03/07/31  3,290,000 3,216,763
Fortive Corp.
3.150% due 06/15/26  1,820,000 1,815,362
GATX Corp.
3.250% due 09/15/26  1,000,000 994,455
3.850% due 03/30/27  1,408,000 1,400,235
5.400% due 03/15/27  1,544,000 1,555,642
Honeywell Aerospace, Inc.
4.300% due 03/16/31 ~ 2,615,000 2,587,591
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30  290,000 295,729
Owens Corning
3.400% due 08/15/26  750,000 747,147
5.500% due 06/15/27 † 1,350,000 1,366,462
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/26 ~ 1,401,000 1,393,237
3.400% due 11/15/26 ~ 1,800,000 1,787,311
4.400% due 07/01/27 ~ 226,000 225,309
5.350% due 01/12/27 ~ 1,195,000 1,201,613
5.750% due 05/24/26 ~ 2,500,000 2,501,910
a
Principal
Amount Value
Regal Rexnord Corp.
6.050% due 04/15/28  $ 2,060,000 $ 2,113,978
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 1,920,000 1,950,923
RTX Corp.
6.700% due 08/01/28  1,313,000 1,382,200
7.000% due 11/01/28  1,228,000 1,298,950
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.625% due 04/28/26 ~ 1,250,000 1,248,963
37,285,664
Technology - 4.6%
Atlassian Corp.
5.250% due 05/15/29 † 1,200,000 1,207,495
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 ~ 3,750,000 3,654,612
4.000% due 07/01/29 ~ † 1,595,000 1,544,535
Dell International LLC/EMC Corp.
4.750% due 04/01/28  2,020,000 2,034,967
Fidelity National Information Services, Inc.
4.450% due 03/10/28  1,285,000 1,281,760
4.550% due 03/10/29  2,975,000 2,961,718
4.800% due 03/10/31  640,000 635,242
Fiserv, Inc.
3.500% due 07/01/29  1,515,000 1,451,674
4.200% due 10/01/28  1,197,000 1,183,548
4.550% due 02/15/31  1,395,000 1,366,575
5.150% due 03/15/27  1,920,000 1,929,754
5.375% due 08/21/28  1,170,000 1,188,564
Foundry JV Holdco LLC
5.500% due 01/25/31 ~ 435,000 444,443
5.900% due 01/25/30 ~ 1,015,000 1,050,946
Gartner, Inc.
4.500% due 07/01/28 ~ 3,832,000 3,768,664
Hewlett Packard Enterprise Co.
4.500% due 03/23/28 † 2,785,000 2,785,957
Intel Corp.
3.150% due 05/11/27  431,000 424,969
3.750% due 08/05/27  1,420,000 1,408,547
Leidos, Inc.
4.100% due 03/15/29  1,155,000 1,143,833
Marvell Technology, Inc.
1.650% due 04/15/26  750,000 749,173
4.750% due 07/15/30  595,000 597,250
4.875% due 06/22/28 † 2,840,000 2,869,712
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.150% due 05/01/27  145,000 143,001
4.300% due 08/19/28  715,000 711,838
4.300% due 06/18/29  1,888,000 1,871,965
4.400% due 06/01/27  1,735,000 1,735,002
Oracle Corp.
4.450% due 09/26/30 † 2,015,000 1,942,331
Salesforce, Inc.
4.500% due 03/15/28  1,940,000 1,941,168
4.650% due 03/15/29  6,965,000 6,980,520
Synopsys, Inc.
4.650% due 04/01/28  3,865,000 3,880,429
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  1,500,000 1,514,185
56,404,377

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Utilities - 2.3%
Ameren Corp.
1.950% due 03/15/27  $ 1,151,000 $ 1,125,004
Appalachian Power Co.
3.300% due 06/01/27  4,538,000 4,478,826
Constellation Energy Generation LLC
5.600% due 03/01/28  719,000 735,358
DTE Energy Co.
4.875% due 06/01/28  1,610,000 1,624,792
4.950% due 07/01/27  1,125,000 1,132,556
5.200% due 04/01/30  1,435,000 1,464,026
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 2,710,000 2,689,775
4.125% due 09/30/28 ~ 740,000 734,057
FirstEnergy Corp.
3.900% due 07/15/27  1,282,000 1,271,876
FirstEnergy Transmission LLC
4.550% due 01/15/30  295,000 294,813
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  500,000 502,570
Niagara Mohawk Power Corp.
4.647% due 10/03/30 ~ † 1,280,000 1,275,462
NiSource, Inc.
5.250% due 03/30/28  260,000 264,194
Pacific Gas & Electric Co.
3.300% due 03/15/27  513,000 507,022
3.300% due 12/01/27  505,000 494,685
3.750% due 07/01/28  491,000 482,531
5.000% due 06/04/28  1,020,000 1,029,025
5.450% due 06/15/27  265,000 267,692
PacifiCorp
4.650% due 04/15/29  840,000 840,241
Public Service Enterprise Group, Inc.
4.900% due 03/15/30  2,575,000 2,601,576
Sempra
5.400% due 08/01/26  980,000 981,641
Southern California Edison Co.
5.150% due 06/01/29  1,605,000 1,627,929
Southern Co.
5.113% due 08/01/27  1,235,000 1,246,112
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,345,000 1,349,772
29,021,535
Total Corporate Bonds & Notes
    (Cost $528,992,523) 529,242,327
MORTGAGE-BACKED SECURITIES - 16.5%
Collateralized Mortgage Obligations - Commercial - 3.8%
Bank
5.523% due 06/15/57  200,204 203,081
Bank5
due 04/15/59 # 740,000 763,390
5.646% due 04/15/58  1,630,000 1,685,412
5.902% due 12/15/57 § 1,680,000 1,745,784
6.122% due 12/15/57 § 425,000 440,153
6.139% due 11/15/57  600,000 621,363
Benchmark Mortgage Trust
4.401% due 07/15/68  816,649 813,173
5.660% due 04/15/57  5,000,000 5,167,471
6.201% due 11/15/57 § 510,000 527,105
a
Principal
Amount Value
BFLD Commercial Mortgage Trust
5.451% due 10/10/42 ~ § $ 580,000 $ 579,622
BMO Mortgage Trust
5.209% due 03/15/59  2,605,000 2,651,418
6.526% due 05/15/57 § 1,010,000 1,058,975
BX Commercial Mortgage Trust
5.315% (SOFR + 1.642%)
due 12/15/39 ~ § 486,158 486,824
5.465% (SOFR + 1.793%)
due 01/15/42 ~ § 480,000 477,506
6.064% (SOFR + 2.392%)
due 01/15/42 ~ § 1,260,000 1,256,469
BX Trust
5.073% (SOFR + 1.400%)
due 06/15/35 ~ § 1,230,000 1,231,622
5.273% (SOFR + 1.600%)
due 07/15/42 ~ § 425,000 425,777
5.373% (SOFR + 1.700%)
due 12/15/44 ~ § 1,625,000 1,622,882
5.773% (SOFR + 2.100%)
due 12/15/44 ~ § 2,198,000 2,186,539
CENT
4.920% due 07/10/40 ~ § 1,675,000 1,688,504
COMM Mortgage Trust
3.680% due 02/10/47 § 597,157 577,106
CSAIL Commercial Mortgage Trust
3.321% due 12/15/52  4,672,706 4,403,766
DBC Mortgage Trust
5.023% (SOFR + 1.350%)
due 11/15/42 ~ § 2,250,000 2,251,741
Extended Stay America Trust
5.523% (SOFR + 1.850%)
due 10/15/42 ~ § 840,000 842,832
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
4.600% due 06/25/30  1,526,444 1,540,485
Hudson Yards Mortgage Trust
5.467% due 01/13/40 ~ § 1,921,000 1,967,348
MED Commercial Mortgage Trust
5.264% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 397,293
Morgan Stanley Bank of America Merrill Lynch
Trust
4.609% due 08/15/58  362,181 361,721
NYC Commercial Mortgage Trust
5.007% due 11/05/38 ~ § 780,000 779,916
ROCK Trust
5.388% due 11/13/41 ~ 5,000,000 5,087,126
SDR Commercial Mortgage Trust
5.414% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,124,632
TX Trust
5.763% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,501,217
Wells Fargo Commercial Mortgage Trust
4.314% due 10/15/58  403,665 401,575
46,869,828
Collateralized Mortgage Obligations - Residential - 6.0%
Angel Oak Mortgage Trust
2.872% due 04/25/65 ~ § 100,132 97,473
5.573% due 04/25/70 ~ § 1,601,122 1,609,069
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 382,450 356,813

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CIM Trust
1.425% due 07/25/61 ~ § $ 219,729 $ 202,757
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 599,902 524,480
4.862% (SOFR + 1.200%)
due 10/25/70 ~ § 866,263 866,749
5.644% due 11/25/69 ~ § 844,623 846,268
5.794% due 04/25/70 ~ § 354,583 357,364
6.111% due 05/25/69 ~ § 839,512 844,961
Cross Mortgage Trust
5.596% due 06/25/70 ~ § 2,377,326 2,389,373
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 67,101 65,122
1.260% due 04/25/66 ~ § 289,168 259,713
4.797% due 12/25/70 ~ § 1,088,506 1,080,509
5.483% due 02/25/71 ~ § 925,000 926,530
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 71,368 69,637
4.862% (SOFR + 1.200%)
due 02/25/71 ~ § 641,675 641,407
4.868% (SOFR + 1.200%)
due 10/25/70 ~ § 278,597 278,767
5.001% due 12/25/70 ~ § 1,288,501 1,281,875
5.033% due 11/25/70 ~ § 539,104 536,733
5.077% due 12/25/70 ~ § 1,051,671 1,048,430
5.289% due 10/25/69 ~ § 2,087,284 2,084,685
5.387% due 05/26/70 ~ § 346,277 347,290
5.466% due 04/25/71 ~ § 205,000 205,874
5.669% due 04/25/71 ~ § 1,385,000 1,387,122
Federal Home Loan Mortgage Corp. REMICS
7.000% due 09/15/30  21,646 21,902
Federal Home Loan Mortgage Corp. STACR
REMICS Trust
4.612% (SOFR + 0.950%)
due 01/25/45 ~ § 229,775 229,466
4.762% (SOFR + 1.100%)
due 09/25/45 - 10/25/45 ~ § 1,685,780 1,686,163
6.062% (SOFR + 2.400%)
due 02/25/42 ~ § 359,925 363,224
Federal National Mortgage Association
Connecticut Avenue Securities Trust
4.512% (SOFR + 0.850%)
due 01/25/46 ~ § 2,456,249 2,442,717
4.612% (SOFR + 0.950%)
due 09/25/45 ~ § 830,316 829,570
4.662% (SOFR + 1.000%)
due 01/25/46 ~ § 554,762 554,923
5.112% (SOFR + 1.450%)
due 03/25/45 ~ § 274,233 274,877
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 67,051 66,059
4.643% (SOFR + 0.964%)
due 03/25/50 ~ § 335,736 325,713
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 928,433
3.339% due 10/25/59 ~ § 680,000 630,247
3.500% due 11/25/57 ~ § 125,145 114,111
4.000% due 02/25/59 ~ § 42,506 40,384
4.500% due 02/25/59 ~ § 58,156 56,586
GCAT Trust
5.373% due 11/25/69 ~ § 1,982,392 1,986,247
5.449% due 02/25/71 ~ § 2,195,000 2,201,423
GS Mortgage-Backed Securities Trust
5.687% due 07/25/44 ~ § 3,393 3,377
a
Principal
Amount Value
HOMES Trust
5.220% due 08/25/70 ~ § $ 1,971,771 $ 1,970,581
5.425% due 02/25/70 ~ § 1,637,687 1,641,918
5.488% due 01/25/71 ~ § 1,630,000 1,634,623
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 322,034 281,924
3.500% due 08/25/50 ~ § 201,363 181,146
5.195% due 10/25/65 ~ § 1,124,175 1,123,343
5.495% due 11/25/65 ~ § 3,029,071 3,040,866
5.577% due 09/25/65 ~ § 958,289 963,154
MFA Trust
0.852% due 01/25/56 ~ § 78,508 76,527
4.862% (SOFR + 1.200%)
due 08/25/70 ~ § 3,460,484 3,462,604
Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/70 ~ § 283,200 284,141
New Residential Mortgage Loan Trust
5.085% due 10/25/65 ~ § 2,857,106 2,852,193
5.264% due 10/26/65 ~ § 425,642 423,208
5.530% due 05/25/65 ~ § 1,461,581 1,469,778
5.603% due 07/25/65 ~ § 2,371,303 2,372,524
NYMT Loan Trust
4.766% due 02/25/61 ~ § 438,481 436,179
5.475% due 04/25/61 ~ § 810,000 812,311
OBX Trust
due 01/25/66 # ~ § 1,190,000 1,189,995
3.000% due 05/25/60 ~ § 142,876 126,238
3.500% due 12/25/49 ~ § 118,198 107,108
4.543% (SOFR + 0.864%)
due 02/25/60 ~ § 152,675 150,232
4.693% (SOFR + 1.014%)
due 10/25/59 ~ § 14,748 14,748
4.743% (SOFR + 1.064%)
due 02/25/60 ~ § 249,655 247,191
4.812% (SOFR + 1.150%)
due 07/27/65 ~ § 536,214 536,517
4.988% (SOFR + 1.314%)
due 06/25/59 ~ § 39,724 39,438
5.143% due 07/27/65 ~ § 1,019,619 1,018,903
5.603% due 03/25/65 ~ § 1,392,679 1,400,641
Santander Mortgage Asset Receivable Trust
5.138% due 11/25/65 ~ § 505,544 504,487
5.732% due 02/25/65 ~ § 1,253,781 1,261,841
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 150,057 138,132
4.500% due 08/25/48 ~ § 1,817 1,812
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 294,256 280,967
2.408% due 02/25/50 ~ § 432,068 416,501
Towd Point Mortgage Trust
3.750% due 09/25/62 ~ 4,323,562 4,119,966
4.318% due 01/25/66 ~ § 1,919,758 1,901,413
4.859% due 12/25/64 ~ § 298,180 300,860
5.293% (SOFR + 1.614%)
due 10/25/59 ~ § 320,000 319,780
TRK Trust
1.409% due 07/25/56 ~ § 224,890 203,910
Verus Securitization Trust
0.918% due 02/25/64 ~ § 290,673 277,284
1.031% due 02/25/66 ~ § 360,326 329,961
1.052% due 01/25/66 ~ § 271,668 248,882
1.155% due 01/25/66 ~ § 161,757 148,370
4.862% (SOFR + 1.200%)
due 08/25/70 ~ § 1,574,114 1,575,079

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.623% due 05/25/70 ~ § $ 336,702 $ 339,396
5.930% due 03/25/68 ~ § 1,087,066 1,084,325
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 09/25/51 ~ § 1,193,952 1,077,445
73,452,865
Federal Home Loan Mortgage Corp. - 2.0%
2.500% due 01/01/52  1,278,523 1,096,564
4.000% due 12/01/49 - 01/01/54 2,103,745 1,994,458
4.500% due 05/01/50 - 02/01/53 3,431,323 3,327,299
5.000% due 12/01/41 - 06/01/55 1,693,027 1,688,015
5.500% due 07/01/38 - 07/01/55 6,782,931 6,859,112
5.576% (UST + 1.951%)
due 02/01/35 § 44,168 44,890
6.000% due 06/01/53 - 08/01/55 8,863,379 9,086,750
6.145% (UST + 2.250%)
due 08/01/35 § 88,551 92,245
6.277% (UST + 2.182%)
due 09/01/35 § 66,315 68,079
6.500% due 09/01/54 - 06/01/55 584,689 606,003
7.000% due 03/01/39  77,112 81,101
7.500% due 06/01/38  65,679 68,553
25,013,069
Federal National Mortgage Association - 3.8%
2.000% due 10/01/50  553,959 451,555
3.000% due 09/01/28 - 12/01/34 440,462 429,050
3.500% due 01/01/44 - 01/01/52 4,067,820 3,797,702
4.000% due 03/01/41 - 12/01/52 4,935,270 4,672,477
4.500% due 05/01/41 - 11/01/52 6,400,288 6,231,237
5.000% due 06/01/40 - 01/01/56 10,532,813 10,456,480
5.500% due 01/01/36 - 10/01/55 13,533,845 13,702,878
5.729% (RFUCC + 1.604%)
due 04/01/33 § 13,128 13,344
5.737% (RFUCC + 1.459%)
due 02/01/33 § 9,119 9,240
5.840% (UST + 2.215%)
due 02/01/33 § 25,771 26,328
5.925% (RFUCC + 1.545%)
due 01/01/35 § 1,280 1,316
6.000% due 03/01/37 - 09/01/54 4,345,498 4,474,124
6.261% (UST + 2.261%)
due 06/01/33 § 108,598 111,655
6.500% due 05/01/33 - 06/01/55 2,341,176 2,425,495
6.508% (UST + 2.258%)
due 06/01/35 § 38,113 39,208
7.000% due 06/01/33  67,795 68,945
46,911,034
Government National Mortgage Association - 0.9%
due 05/20/56 # 2,870,000 2,836,899
3.000% due 09/20/47  1,813,191 1,639,935
3.500% due 06/20/52 - 07/20/52 3,994,765 3,696,656
4.000% due 10/20/50  459,362 436,441
5.000% due 12/20/34 - 05/20/48 937,178 949,079
5.375% (UST + 1.500%)
due 09/20/34 § 168,039 170,566
5.500% due 02/20/49  305,496 312,961
5.625% (UST + 1.500%)
due 01/20/35 § 257,204 257,003
a
Principal
Amount Value
6.000% due 07/15/36  $ 100,122 $ 104,847
10,404,387
Total Mortgage-Backed Securities
    (Cost $203,873,909) 202,651,183
ASSET-BACKED SECURITIES - 22.4%
Automobile Other - 6.0%
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/33 ~ 568,598 569,886
5.117% due 09/15/32 ~ 1,275,586 1,284,329
6.022% due 05/17/32 ~ 109,728 111,437
ARI Fleet Lease Trust
6.030% due 02/17/32 ~ 1,115,000 1,134,158
Avis Budget Rental Car Funding AESOP LLC
1.630% due 08/20/27 ~ 900,000 894,643
4.460% due 02/20/30 ~ 345,000 341,536
4.950% due 02/20/30 ~ 100,000 98,639
7.320% due 02/20/28 ~ 240,000 241,968
Bayview Opportunity Master Fund VII LLC
4.762% (SOFR + 1.100%)
due 12/26/31 ~ § 387,209 388,360
Bridgecrest Lending Auto Securitization Trust
4.440% due 11/17/31  1,440,000 1,429,119
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,397,702
5.610% due 02/15/29  1,695,000 1,719,322
5.670% due 01/15/31  265,000 270,062
6.440% due 12/16/30  1,160,000 1,183,771
6.580% due 05/15/29  1,845,000 1,900,207
Carvana Auto Receivables Trust
1.420% due 08/10/27  2,683,000 2,647,713
2.250% due 09/11/28  1,780,000 1,734,539
4.760% due 07/12/32  515,000 510,798
5.280% due 08/10/32  2,545,000 2,518,122
5.670% due 09/10/30 ~ 1,135,000 1,144,513
5.820% due 09/10/30 ~ 3,222,000 3,266,308
Drive Auto Receivables Trust
1.940% due 06/15/29 ~ 760,710 755,159
4.390% due 09/15/32  720,000 717,263
4.670% due 05/17/32  250,000 251,243
4.790% due 09/15/32  3,000,000 3,015,004
Exeter Automobile Receivables Trust
4.220% due 10/15/30  500,000 497,007
4.400% due 05/15/30  500,000 499,707
4.400% due 05/17/32  1,485,000 1,467,491
4.570% due 06/16/31  1,790,000 1,782,305
4.860% due 02/15/30  1,515,000 1,524,519
Exeter Select Automobile Receivables Trust
4.630% due 11/17/31  470,000 471,358
4.870% due 08/15/31  1,656,000 1,664,123
4.910% due 12/15/31  1,135,000 1,140,014
Ford Credit Auto Owner Trust
1.910% due 10/17/33 ~ 1,750,000 1,748,049
2.110% due 05/15/34 ~ 1,700,000 1,674,815
5.580% due 08/15/35 ~ 3,300,000 3,356,846
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  2,568,000 2,583,873
5.750% due 05/15/28 ~ 1,485,000 1,487,028
6.620% due 05/15/28 ~ 1,765,000 1,768,959
GM Financial Automobile Leasing Trust
5.040% due 10/22/29  2,170,000 2,186,855

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GM Financial Consumer Automobile Receivables
Trust
4.620% due 05/16/31  $ 1,000,000 $ 1,006,566
5.030% due 09/18/28  520,000 523,359
Huntington Bank Auto Credit-Linked Notes
4.503% due 02/20/34 ~ 940,000 936,496
4.957% due 03/21/33 ~ 963,057 966,928
5.442% due 10/20/32 ~ 1,543,972 1,556,606
6.153% due 05/20/32 ~ 1,928,396 1,956,459
Hyundai Auto Lease Securitization Trust
4.940% due 08/15/29 ~ 810,000 816,113
Hyundai Auto Receivables Trust
4.310% due 06/15/33  260,000 257,351
4.920% due 07/15/32  100,000 100,873
Navistar Financial Dealer Note Master Owner
Trust
5.790% due 04/25/29 ~ 140,000 140,107
6.130% due 04/25/29 ~ 220,000 220,186
Navistar Financial Dealer Note Master Owner
Trust II
4.420% due 09/25/30 ~ 300,000 299,339
4.720% due 09/25/30 ~ 130,000 129,837
Nissan Auto Receivables Owner Trust
4.790% due 10/15/31  535,000 539,944
Octane Receivables Trust
4.830% due 12/20/46 ~ 900,000 899,134
5.260% due 12/20/46 ~ 1,865,000 1,865,738
5.510% due 10/20/31 ~ 265,000 267,833
6.740% due 08/20/29 ~ 225,000 229,148
Santander Bank Auto Credit-Linked Notes
4.484% due 01/16/34 ~ 250,000 249,937
4.661% due 01/16/34 ~ 269,000 269,427
4.965% due 01/18/33 ~ 215,739 217,077
5.141% due 01/18/33 ~ 305,957 307,780
5.933% due 12/15/33 ~ 949,156 959,992
Santander Consumer Auto Receivables Trust
3.090% due 03/15/29 ~ 486,481 484,930
Santander Drive Auto Receivables Trust
4.270% due 01/15/32  1,100,000 1,096,164
Securitized Term Auto Receivables Trust
(Canada)
4.284% due 03/25/33 ~ 964,615 962,230
4.431% due 03/25/33 ~ 349,099 348,612
4.925% due 12/29/32 ~ 298,450 300,549
5.038% due 07/25/31 ~ 267,659 269,587
5.121% due 12/29/32 ~ 135,659 136,793
SFS Auto Receivables Securitization Trust
4.460% due 11/21/33 ~ 1,210,000 1,191,380
5.510% due 01/20/32 ~ 260,000 264,429
U.S. Bank NA
4.959% due 12/25/46 ~ 260,000 259,191
6.789% due 08/25/32 ~ 78,990 79,666
73,488,511
Automobile Sequential - 0.4%
ARI Fleet Lease Trust
4.090% due 11/15/34 ~ 100,000 99,621
4.600% due 03/15/34 ~ 550,000 554,172
Chase Auto Credit Linked Notes
4.753% due 02/25/33 ~ 984,735 988,772
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 310,000 312,678
5.060% due 03/20/31 ~ 210,000 213,220
a
Principal
Amount Value
Hyundai Auto Lease Securitization Trust
4.530% due 04/17/28 ~ $ 385,000 $ 386,632
Octane Receivables Trust
4.940% due 05/20/30 ~ 175,519 176,098
5.010% due 01/22/46 ~ 522,098 526,746
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 226,231 229,423
Santander Drive Auto Receivables Trust
3.930% due 07/15/30  1,065,000 1,058,582
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 417,125
4,963,069
Home Equity Other - 0.2%
JP Morgan Mortgage Trust
5.023% (SOFR + 1.350%)
due 03/20/56 ~ § 793,271 795,534
Santander Mortgage Asset Receivable Trust
5.036% due 09/25/55 ~ § 1,311,308 1,306,315
2,101,849
Other Asset-Backed Securities - 15.8%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,180,529 1,181,531
5.080% due 04/15/30 ~ 220,311 220,445
Affirm Master Trust
4.570% due 02/15/34 ~ 380,000 378,881
4.670% due 07/15/33 ~ 1,245,000 1,249,214
4.720% due 02/15/34 ~ 1,550,000 1,545,516
5.060% due 07/15/33 ~ 1,315,000 1,318,688
Alinea CLO Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 07/20/31 ~ § 121,064 121,183
Amur Equipment Finance Receivables X LLC
2.910% due 08/21/28 ~ 2,711,987 2,703,563
5.020% due 12/20/28 ~ 785,000 785,432
Amur Equipment Finance Receivables XIV LLC
5.970% due 10/20/31 ~ 310,000 315,126
Anthelion CLO Ltd. (Cayman)
5.170% (SOFR + 1.500%)
due 07/20/36 ~ § 2,125,000 2,125,335
Arbys Funding LLC
3.237% due 07/30/50 ~ 1,866,375 1,822,173
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 499,655 506,186
6.180% due 12/15/28 ~ 237,354 237,882
7.270% due 12/16/30 ~ 1,680,000 1,728,841
Battalion CLO X Ltd. (Cayman)
5.418% (SOFR + 1.750%)
due 01/24/35 ~ § 3,860,000 3,864,280
Battalion CLO XII Ltd.
4.853% (SOFR + 1.200%)
due 05/17/31 ~ § 1,080,000 1,080,517
Battalion CLO XV Ltd.
4.648% (SOFR + 0.980%)
due 01/17/33 ~ § 3,524,286 3,516,208
5.568% (SOFR + 1.900%)
due 01/17/33 ~ § 895,000 898,322
Battalion CLO XXI Ltd.
4.822% (SOFR + 1.150%)
due 07/15/34 ~ § 2,830,000 2,833,466
5.372% (SOFR + 1.700%)
due 07/15/34 ~ § 1,100,000 1,100,976

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bayview Opportunity Master Fund VII LLC
4.962% (SOFR + 1.300%)
due 07/27/48 ~ § $ 522,149 $ 522,205
5.362% (SOFR + 1.700%)
due 07/27/48 ~ § 1,587,334 1,592,378
Blue Owl Asset Leasing Trust LLC
5.050% due 03/15/29 ~ 286,352 287,332
5.410% due 03/15/30 ~ 210,000 211,825
BlueMountain CLO Ltd. (Cayman)
4.853% (SOFR + 1.200%)
due 11/15/30 ~ § 505,591 506,125
4.858% (SOFR + 1.190%)
due 10/25/30 ~ § 218,455 218,681
Bowling Green Park CLO LLC
4.668% (SOFR + 1.000%)
due 04/18/35 ~ § 3,135,000 3,135,813
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 240,763 239,935
Canyon Capital CLO Ltd. (Cayman)
4.682% (SOFR + 1.010%)
due 10/15/34 ~ § 655,000 654,057
Chenango Park CLO Ltd. (Cayman)
5.122% (SOFR + 1.450%)
due 04/15/30 ~ § 360,546 360,974
5.472% (SOFR + 1.800%)
due 04/15/30 ~ § 1,230,000 1,232,416
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,095,000 2,038,945
Dell Equipment Finance Trust
4.820% due 08/22/30 ~ 100,000 100,650
5.250% due 02/24/31 ~ 100,000 101,139
5.290% due 02/24/31 ~ 230,000 231,382
Dext ABS LLC
4.890% due 04/15/36 ~ 270,000 269,046
DLLMT LLC
4.200% due 12/20/29 ~ 295,000 294,620
4.360% due 09/20/33 ~ 85,000 85,042
DLLST LLC
4.930% due 04/22/30 ~ 180,000 181,232
5.050% due 08/20/27 ~ 324,248 325,278
Dryden 61 CLO Ltd. (Cayman)
5.618% (SOFR + 1.950%)
due 01/17/32 ~ § 2,000,000 2,008,501
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 431,802 431,173
7.300% due 02/25/38 ~ 599,169 617,474
Fortress Credit BSL IX Ltd. (Cayman)
4.768% (SOFR + 1.100%)
due 10/20/33 ~ § 3,033,824 3,034,701
5.368% (SOFR + 1.700%)
due 10/20/33 ~ § 2,110,000 2,115,191
Fortress Credit BSL VII Ltd. (Cayman)
5.071% (SOFR + 1.400%)
due 07/23/32 ~ § 860,000 861,115
5.321% (SOFR + 1.650%)
due 07/23/32 ~ § 1,100,000 1,102,059
Fortress Credit BSL XV Ltd. (Jersey)
5.068% (SOFR + 1.400%)
due 10/18/33 ~ § 2,757,747 2,760,838
Fortress Credit BSL XVI Ltd. (Jersey)
5.038% (SOFR + 1.370%)
due 10/20/35 ~ § 2,700,000 2,703,149
a
Principal
Amount Value
Fortress Credit BSL XVIII Ltd. (Jersey)
5.241% (SOFR + 1.570%)
due 04/23/36 ~ § $ 600,000 $ 600,173
Galaxy XXII CLO Ltd. (Cayman)
5.263% (SOFR + 1.600%)
due 04/16/34 ~ § 1,205,000 1,202,933
Golub Capital Partners Static Ltd. (Cayman)
5.168% (SOFR + 1.500%)
due 07/20/35 ~ § 5,570,000 5,572,934
Goto Foods Funding LLC
5.093% due 04/30/47 ~ 4,329,813 4,310,452
Hardee's Funding LLC
2.865% due 06/20/51 ~ 1,296,328 1,213,324
3.981% due 12/20/50 ~ 5,908,829 5,693,563
5.710% due 06/20/48 ~ 1,665,000 1,646,835
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 237,991 234,717
3.610% due 06/20/34 ~ 247,678 246,882
4.220% due 02/25/39 ~ 278,589 277,005
4.880% due 05/27/42 ~ 579,191 581,463
5.180% due 05/27/42 ~ 997,306 1,002,838
HPEFS Equipment Trust
5.350% due 10/20/31 ~ 235,000 236,744
5.820% due 04/20/32 ~ 580,000 587,941
6.480% due 01/21/31 ~ 147,555 147,700
6.970% due 07/21/31 ~ 630,000 634,350
Invesco CLO Ltd. (Cayman)
4.968% (SOFR + 1.300%)
due 04/20/35 ~ § 4,070,000 4,071,944
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 1,053,400 1,023,374
KKR CLO 18 Ltd. (Cayman)
4.718% (SOFR + 1.050%)
due 10/18/35 ~ § 4,563,513 4,560,855
KKR CLO 33 Ltd. (Cayman)
4.748% (SOFR + 1.080%)
due 07/20/34 ~ § 3,600,000 3,603,694
5.268% (SOFR + 1.600%)
due 07/20/34 ~ § 2,285,000 2,280,466
KKR CLO 34 Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/34 ~ § 2,055,000 2,056,019
5.422% (SOFR + 1.750%)
due 07/15/34 ~ § 3,660,000 3,659,174
KKR CLO 40 Ltd. (Cayman)
4.968% (SOFR + 1.300%)
due 10/20/34 ~ § 3,640,000 3,644,130
M&T Equipment Notes
4.780% due 09/17/29 ~ 3,995,000 4,027,492
Madison Park Funding XLV Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § 990,000 991,034
Madison Park Funding XXIV Ltd. (Cayman)
5.718% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,209,459
Marble Point CLO XV Ltd. (Cayman)
4.711% (SOFR + 1.040%)
due 07/23/32 ~ § 919,548 920,112
Marble Point CLO XXI Ltd. (Cayman)
5.168% (SOFR + 1.500%)
due 10/17/34 ~ § 3,625,000 3,632,035
MVW LLC
1.940% due 01/22/41 ~ 102,566 99,230
2.230% due 05/20/39 ~ 111,188 105,886

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.730% due 10/20/37 ~ $ 97,392 $ 96,662
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 431,590 418,770
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 215,915 202,582
1.220% due 07/15/69 ~ 172,881 163,403
1.310% due 01/15/69 ~ 90,386 85,931
1.690% due 05/15/69 ~ 312,304 298,435
2.400% due 10/15/68 ~ 212,784 207,699
2.640% due 05/15/68 ~ 311,349 307,334
3.420% due 01/15/43 ~ 139,162 138,940
Navient Refinance Loan Trust
4.500% due 01/18/56 ~ 665,000 658,203
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 431,056 407,160
Neuberger Berman Loan Advisers CLO 43Ltd.
(Cayman)
4.718% (SOFR + 1.050%)
due 07/17/36 ~ § 3,220,000 3,221,716
NMEF Funding LLC
4.480% due 02/15/34 ~ 100,000 99,174
4.710% due 02/15/34 ~ 270,000 268,199
4.720% due 07/15/32 ~ 162,659 163,165
Northwoods Capital XIV-B Ltd. (Cayman)
4.883% (SOFR + 1.250%)
due 11/13/31 ~ § 3,860,073 3,864,411
Octagon Investment Partners XXI Ltd. (Cayman)
4.463% (SOFR + 0.810%)
due 02/14/31 ~ § 45,695 45,752
4.803% (SOFR + 1.150%)
due 02/14/31 ~ § 2,195,000 2,196,069
5.003% (SOFR + 1.350%)
due 02/14/31 ~ § 860,000 862,058
OZLM XIX Ltd. (Cayman)
4.663% (SOFR + 1.000%)
due 01/15/35 ~ § 1,165,000 1,165,389
PEAC Solutions Receivables LLC
4.750% due 07/20/33 ~ 1,145,000 1,144,319
4.940% due 10/20/28 ~ 604,544 607,507
5.040% due 07/20/32 ~ 600,000 608,063
5.790% due 06/21/27 ~ 1,007,158 1,013,225
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 478,417 481,706
Progress Residential Trust
1.681% due 10/17/38 ~ 350,000 344,508
1.931% due 10/17/38 ~ 2,270,000 2,236,707
2.382% due 10/17/38 ~ 3,720,000 3,666,826
2.425% due 07/17/38 ~ 3,462,500 3,435,640
2.538% due 05/17/26 ~ 475,000 473,116
3.436% due 05/17/26 ~ 300,000 298,958
Rockford Tower CLO Ltd. (Cayman)
4.786% (SOFR + 1.130%)
due 08/20/32 ~ § 702,837 703,534
5.306% (SOFR + 1.650%)
due 08/20/32 ~ § 3,600,000 3,606,757
Romark CLO II Ltd. (Cayman)
5.318% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,017,968
SCF Equipment Leasing LLC
4.820% due 07/22/30 ~ 340,227 341,041
5.110% due 11/21/33 ~ 740,000 753,078
6.770% due 08/22/33 ~ 1,470,000 1,519,604
SEB Funding LLC
6.665% due 01/30/56 ~ 3,200,000 3,182,362
a
Principal
Amount Value
7.386% due 04/30/54 ~ $ 902,000 $ 918,852
Sierra Timeshare Receivables Funding LLC
3.550% due 10/20/38 ~ 1,107,380 1,099,549
4.440% due 08/22/44 ~ 251,800 250,708
4.640% due 08/22/44 ~ 469,263 467,509
4.930% due 04/20/44 ~ 561,281 561,562
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 540,145 516,360
4.507% (SOFR + 0.834%)
due 01/15/37 ~ § 316,097 315,942
5.130% due 04/15/54 ~ 1,047,210 1,055,723
Sonic Capital LLC
3.845% due 01/20/50 ~ 561,779 556,493
4.336% due 01/20/50 ~ 457,921 439,980
Sound Point CLO IX Ltd. (Cayman)
5.139% (SOFR + 1.472%)
due 07/20/32 ~ § 1,802,015 1,801,505
Sound Point CLO XXII Ltd. (Cayman)
5.318% (SOFR + 1.650%)
due 01/20/32 ~ § 250,000 250,633
Sound Point CLO XXVI Ltd. (Cayman)
5.099% (SOFR + 1.432%)
due 07/20/34 ~ § 1,420,000 1,421,886
Stratus Funding CLO Ltd. (Cayman)
5.122% (SOFR + 1.450%)
due 07/15/33 ~ § 1,140,000 1,140,151
Symphony CLO 37 Ltd. (Jersey)
4.795% (SOFR + 1.130%)
due 01/20/37 ~ § 3,290,000 3,286,271
Trestles CLO VIII Ltd. (Cayman)
4.998% (SOFR + 1.330%)
due 06/11/35 ~ § 6,775,000 6,778,004
Tricon Residential Trust
6.000% due 06/17/40 ~ 1,435,000 1,434,903
Trinitas CLO VI Ltd. (Cayman)
4.778% (SOFR + 1.110%)
due 01/25/34 ~ § 3,210,000 3,212,456
Trinitas CLO VII Ltd. (Cayman)
4.728% (SOFR + 1.060%)
due 01/25/35 ~ § 2,240,000 2,240,714
Verdant Receivables LLC
4.850% due 03/13/28 ~ 1,739,365 1,745,439
5.370% due 05/12/33 ~ 120,000 122,297
5.680% due 12/12/31 ~ 2,289,287 2,325,917
Verizon Master Trust
4.420% due 08/20/30  2,620,000 2,622,219
Wingspire Equipment Finance LLC
4.330% due 09/20/33 ~ 105,000 104,941
4.760% due 09/20/33 ~ 115,000 114,527
Zaxbys Funding LLC
3.238% due 07/30/51 ~ 655,130 622,269
195,544,580
Total Asset-Backed Securities
    (Cost $274,664,592) 276,098,009
U.S. TREASURY OBLIGATIONS - 14.7%
U.S. Treasury Notes - 14.7%
3.375% due 12/31/27  1,085,000 1,076,756
3.375% due 02/29/28  6,375,000 6,325,195
3.500% due 01/31/28  57,415,000 57,092,041
3.875% due 03/31/28  81,075,000 81,198,513

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.875% due 07/15/28 ‡ $ 35,915,000 $ 35,961,998
181,654,503
Total U.S. Treasury Obligations
    (Cost $181,797,945) 181,654,503
FOREIGN GOVERNMENT BONDS & NOTES - 0.6%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
2,520,000
2,536,380
Korea Hydro & Nuclear Power Co. Ltd. (South
Korea)
1.250% due 04/27/26 ~
1,790,000
1,787,344
KSA Sukuk Ltd. (Saudi Arabia)
4.303% due 01/19/29 ~
1,430,000
1,415,400
Saudi Government (Saudi Arabia)
5.125% due 01/13/28 ~ †
1,390,000
1,405,103
Total Foreign Government Bonds & Notes
    (Cost $7,109,023) 7,144,227
SHORT-TERM INVESTMENTS - 2.1%
Commercial Paper - 2.1%
Crown Castle, Inc.
4.353% due 04/09/26 ~ 2,685,000 2,682,180
Edison International
4.349% due 04/27/26 ~ 2,680,000 2,671,574
Harley-Davidson Financial Services, Inc.
4.289% due 04/17/26 ~ 2,285,000 2,280,535
HCA, Inc.
4.551% due 05/12/26 ~ 3,965,000 3,944,748
4.560% due 05/14/26 ~ 2,785,000 2,770,070
4.580% due 05/18/26 ~ 2,710,000 2,694,087
International Flavors & Fragrances, Inc.
4.220% due 04/30/26 ~ 3,230,000 3,219,045
Stanley Black & Decker, Inc.
4.156% due 04/02/26 ~ 2,710,000 2,709,395
Stellantis Financial Services U.S. Corp.
4.568% due 05/29/26 ~ 3,190,000 3,167,051
26,138,685
Total Short-Term Investments
(Cost $26,142,982) 26,138,685
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $1,222,580,974) 1,222,928,934
Shares
SECURITIES LENDING COLLATERAL - 3.0%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.520% 4,512,986 4,512,986
Principal
Amount Value
Repurchase Agreements - 2.6%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$22,586,668; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $23,038,402) $ 22,584,353 $ 22,584,353
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$10,352,780; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$10,609,654) 10,336,672 10,336,672
32,921,025
Total Securities Lending Collateral
(Cost $37,434,011) 37,434,011
a
TOTAL INVESTMENTS - 102.2%
(Cost $1,260,014,985) 1,260,362,945
DERIVATIVES - (0.1%) (1,082,615)
OTHER ASSETS & LIABILITIES, NET - (2.1%) (26,369,284)
NET ASSETS - 100.0% $ 1,232,911,046

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, purchased options outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/26 1,692 $ 353,696,495 $ 350,997,468 ( $ 2,699,027 )
CME 3 Month USD SOFR 09/26 256 61,744,479 61,654,400 (90,079)
( $ 2,789,106 )
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 06/26 601 65,514,184 65,015,992 498,192
CBOT 10 Year U.S. Treasury Notes 06/26 503 56,728,223 55,856,578 871,645
CBOT Ultra 10 Year U.S. Treasury Notes 06/26 28 3,243,039 3,178,438 64,601
CBOT Ultra U.S. Treasury Bond 06/26 41 4,928,489 4,779,063 149,426
$ 1,583,864
Total Futures Contracts ( $ 1,205,242 )
Credit Default Swaptions on Credit Indices - Sell Protection (1)
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount (2) Cost Value (3)
Call - CDX.NA.IG.S46 0.550% 06/17/26 BNP $ 223,600,000 $ 182,234 $ 122,627
a
Total Purchased Options $ 182,234 $ 122,627
(1)    If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)    The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)    The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/
sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swaption, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.1%
spacing
Foresea Holdings SA * ± Ω (Luxembourg)  34,768 $ 799,664
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 346,677
Total Common Stocks
    (Cost $820,792) 1,146,341
Principal
Amount
CORPORATE BONDS & NOTES - 36.5%
Basic Materials - 0.3%
Syensqo Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,400,000 4,506,031
Communications - 2.2%
Beignet Investor LLC
6.581% due 05/30/49 ~ 19,500,000 20,064,144
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.850% due 04/01/61  5,000,000 2,922,760
Fox Corp.
4.709% due 01/25/29  1,700,000 1,704,649
Paramount Global
2.900% due 01/15/27  100,000 98,323
3.700% due 06/01/28  900,000 870,864
T-Mobile USA, Inc.
3.375% due 04/15/29  6,300,000 6,106,883
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 177,526
Vmed O2 U.K. Financing I PLC (United Kingdom)
5.625% due 04/15/32 ~ EUR 900,000 958,758
7.750% due 04/15/32 ~ $ 500,000 479,898
33,383,805
Consumer, Cyclical - 4.6%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,192,174 1,178,472
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ † 3,697,619 3,700,707
American Airlines Pass-Through Trust Class A
2.875% due 01/11/36  3,862,576 3,461,531
3.250% due 04/15/30  1,719,480 1,638,686
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  2,638,924 2,559,780
American Honda Finance Corp.
4.390% (SOFR + 0.730%)
due 08/13/27 § 3,000,000 2,997,787
BMW U.S. Capital LLC (Germany)
4.750% due 03/21/28 ~ † 2,500,000 2,514,560
Ford Motor Credit Co. LLC
4.125% due 08/17/27  1,900,000 1,875,970
4.970% due 04/06/29  4,100,000 4,050,757
GSG Bidco Ltd. (Jersey)
5.375% due 06/15/36 ~ EUR 1,700,000 1,951,446
Hyundai Capital America
1.650% due 09/17/26 ~ $ 7,200,000 7,108,283
5.250% due 01/08/27 ~ 2,600,000 2,615,048
5.650% due 06/26/26 ~ † 3,400,000 3,409,398
a
Principal
Amount Value
6.500% due 01/16/29 ~ $ 800,000 $ 835,375
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  5,920,773 5,621,470
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,519,882
5.550% due 09/13/29 ~ 4,500,000 4,341,102
Stellantis Finance U.S., Inc.
5.350% due 03/17/28 ~ † 1,900,000 1,914,242
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,279,952 4,420,207
United Airlines Pass-Through Trust Class AA
2.700% due 11/01/33  278,649 256,688
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 1,700,000 1,695,655
5.650% due 09/12/28 ~ 6,200,000 6,321,507
69,988,553
Consumer, Non-Cyclical - 2.1%
BAT International Finance PLC (United Kingdom)
5.931% due 02/02/29  3,900,000 4,046,438
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,624,034
6.375% due 11/21/30 ~ 4,800,000 5,049,102
Centene Corp.
2.450% due 07/15/28  1,925,000 1,793,885
2.625% due 08/01/31  800,000 669,366
3.000% due 10/15/30  1,900,000 1,666,204
CommonSpirit Health
4.352% due 09/01/30  200,000 197,138
4.975% due 09/01/35  200,000 195,266
6.073% due 11/01/27  4,200,000 4,306,803
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,381,847
CVS Pass-Through Trust
6.943% due 01/10/30  89,258 91,918
Global Payments, Inc.
4.500% due 11/15/28  1,200,000 1,188,654
5.200% due 11/15/32  600,000 582,767
HCA, Inc.
4.300% due 11/15/30 † 3,500,000 3,443,364
5.875% due 02/01/29  1,888,000 1,943,347
32,180,133
Energy - 1.1%
Adnoc Murban Rsc Ltd. (United Arab Emirates)
4.250% due 09/11/29 ~ 600,000 591,285
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,411,956
Energy Transfer LP
6.050% due 12/01/26  2,100,000 2,119,715
Greensaif Pipelines Bidco SARL (Saudi Arabia)
5.853% due 02/23/36 ~ 3,500,000 3,516,408
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33 † 1,900,000 2,165,895
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 880,681 900,575
Saudi Arabian Oil Co. (Saudi Arabia)
4.000% due 02/02/29 ~ 2,700,000 2,646,863
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 855,895
4.125% due 08/15/31 ~ 200,000 185,620

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ $ 1,500,000 $ 1,534,824
15,929,036
Financial - 19.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27 † 2,800,000 2,831,091
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 3,966,362
American Express Co.
5.098% due 02/16/28  1,300,000 1,307,247
5.645% due 04/23/27  4,600,000 4,604,725
American Tower Corp.
2.100% due 06/15/30  8,000,000 7,202,522
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,033,864
Aviation Capital Group LLC
6.250% due 04/15/28 ~ 1,600,000 1,645,768
Avolon Holdings Funding Ltd. (Ireland)
4.200% due 04/15/29 ~ 3,000,000 2,944,761
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.150% due 03/03/29 † 3,600,000 3,558,916
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 271,625
4.750% * ~ ∂ 5,600,000 1,521,099
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,639,783
6.527% due 11/07/27  2,000,000 2,025,222
Bank of America Corp.
3.419% due 12/20/28  1,100,000 1,080,994
4.456% due 02/06/32  3,500,000 3,456,941
Bank of America NA
4.680% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,208,200
Bank of Montreal (Canada)
4.689% due 06/28/28 ~ 5,500,000 5,578,153
Barclays PLC (United Kingdom)
5.528% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,614,357
7.385% due 11/02/28  2,900,000 3,021,096
BGC Group, Inc.
8.000% due 05/25/28  2,400,000 2,531,159
Blackstone Secured Lending Fund
5.250% due 09/04/29  2,700,000 2,647,876
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 2,400,000 2,307,709
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,652,597
6.612% due 10/19/27 ~ 4,300,000 4,348,190
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,734,802
Capital One Financial Corp.
4.722% due 01/30/32 † 900,000 886,600
CI Financial Corp. (Canada)
4.625% due 12/12/31 ~ EUR 1,100,000 1,273,472
7.500% due 05/30/29 ~ $ 2,400,000 2,519,831
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,557,066
CNO Global Funding
4.375% due 09/08/28 ~ 2,700,000 2,678,085
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 3,700,000 3,708,246
a
Principal
Amount Value
Corebridge Global Funding
5.750% due 07/02/26 ~ $ 1,400,000 $ 1,405,150
CoStar Group, Inc.
2.800% due 07/15/30 ~ 1,700,000 1,537,963
Credit Agricole SA (France)
4.631% due 09/11/28 ~ 2,900,000 2,899,793
Crown Castle, Inc.
3.700% due 06/15/26  2,277,000 2,273,517
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ † 4,500,000 4,543,330
Deutsche Bank AG (Germany)
5.706% due 02/08/28  1,500,000 1,512,746
EPR Properties
4.750% due 11/15/30  1,000,000 976,468
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/30  2,200,000 2,180,458
Essex Portfolio LP
3.375% due 04/15/26  500,000 499,775
Extra Space Storage LP
3.875% due 12/15/27  2,200,000 2,180,233
F&G Global Funding
4.650% due 09/08/28 ~ 3,100,000 3,062,842
FS KKR Capital Corp.
6.875% due 08/15/29  3,800,000 3,736,666
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30 † 1,800,000 1,728,703
Goldman Sachs Bank USA
4.406% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,300,770
Goldman Sachs Group, Inc.
3.691% due 06/05/28  1,800,000 1,784,393
4.148% due 01/21/29  1,300,000 1,292,332
Golub Capital BDC, Inc.
6.000% due 07/15/29 † 1,500,000 1,495,802
GSG Bidco Ltd. (Jersey)
4.700% due 06/15/31 ~ EUR 1,500,000 1,719,914
HSBC Holdings PLC (United Kingdom)
7.390% due 11/03/28  $ 6,200,000 6,464,403
ING Groep NV (Netherlands)
4.803% due 03/23/32  1,300,000 1,292,599
5.209% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,721,247
JPMorgan Chase & Co.
4.596% (SOFR + 0.930%)
due 07/22/28 § 4,100,000 4,108,940
4.851% due 07/25/28  2,800,000 2,814,355
6.070% due 10/22/27  4,300,000 4,341,375
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 400,000 409,011
Lazard Group LLC
6.000% due 03/15/31  2,600,000 2,702,152
Lloyds Banking Group PLC (United Kingdom)
4.425% due 11/04/31 † 1,400,000 1,380,790
5.985% due 08/07/27  2,300,000 2,311,102
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,418,279
Lseg U.S. Fin Corp. (United Kingdom)
4.250% due 03/23/29 ~ $ 1,500,000 1,489,378
4.875% due 03/28/27 ~ 3,600,000 3,617,444
Marsh & McLennan Cos., Inc.
4.361% (SOFR + 0.700%)
due 11/08/27 § 1,900,000 1,904,455

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MassMutual Global Funding II
4.300% due 10/22/27 ~ † $ 3,000,000 $ 3,001,793
4.648% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,005,921
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.505% due 01/14/32  2,100,000 2,070,307
Morgan Stanley
2.734% (EURIBOR + 0.700%)
due 10/05/29 § EUR 200,000 231,086
4.133% due 10/18/29  $ 3,400,000 3,361,249
Morgan Stanley Bank NA
4.747% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,419,636
5.504% due 05/26/28 † 4,600,000 4,653,139
Morgan Stanley Private Bank NA
4.204% due 11/17/28  3,600,000 3,588,725
Mutual of Omaha Cos Global Funding
4.546% due 01/13/31 ~ † 2,700,000 2,669,406
5.350% due 04/09/27 ~ 1,600,000 1,614,740
Nationwide Building Society (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 660,394
6.557% due 10/18/27 ~ $ 4,300,000 4,348,975
NatWest Markets PLC (United Kingdom)
4.174% due 11/06/28 ~ 4,000,000 3,973,395
NNN REIT, Inc.
3.500% due 10/15/27  3,600,000 3,560,775
Nomura Holdings, Inc. (Japan)
5.842% due 01/18/28  1,700,000 1,737,550
Norinchukin Bank (Japan)
4.674% due 09/09/30 ~ 2,100,000 2,083,510
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,742,769
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,428,833
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,201,300
Realty Income Corp.
3.200% due 01/15/27  8,100,000 8,031,831
Regency Centers LP
4.125% due 03/15/28  1,500,000 1,496,450
RGA Global Funding
5.448% due 05/24/29 ~ † 4,700,000 4,816,215
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,519,126
Santander Holdings USA, Inc.
2.490% due 01/06/28 † 3,525,000 3,465,646
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,553,652
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28  5,000,000 4,696,898
4.843% (SOFR + 1.170%)
due 07/09/29 § 4,000,000 4,022,882
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,663,493
Takeoff Merger Sub, Inc.
4.500% due 03/24/29 ~ 1,800,000 1,788,758
Tesco Property Finance 4 PLC (United Kingdom)
5.801% due 10/13/40 ~ GBP 173,015 224,433
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,404,702
UBS Group AG (Switzerland)
4.194% due 04/01/31 ~ 3,500,000 3,425,342
4.844% due 11/06/33 ~ 3,600,000 3,542,210
a
Principal
Amount Value
Wells Fargo & Co.
5.574% due 07/25/29  $ 4,700,000 $ 4,808,490
Wells Fargo Bank NA
4.719% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,412,404
5.450% due 08/07/26  2,700,000 2,709,216
298,399,995
Industrial - 1.1%
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  9,800,000 9,777,472
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,511,323
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 965,300
RTX Corp.
5.750% due 11/08/26  3,100,000 3,126,296
16,380,391
Technology - 1.4%
Amdocs Ltd.
2.538% due 06/15/30 † 4,700,000 4,255,485
Broadcom, Inc.
5.050% due 07/12/29  700,000 714,596
Gartner, Inc.
4.950% due 03/20/31  3,600,000 3,513,447
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.875% due 06/18/26 † 4,000,000 3,994,938
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,576,360
6.150% due 11/09/29  2,700,000 2,784,915
Salesforce, Inc.
4.500% due 03/15/28  1,950,000 1,951,175
4.650% due 03/15/29  1,950,000 1,954,345
21,745,261
Utilities - 4.0%
AES Corp.
5.450% due 06/01/28 † 4,000,000 4,037,524
Constellation Energy Generation LLC
4.400% due 01/15/31 † 3,700,000 3,653,288
DTE Energy Co.
5.100% due 03/01/29  3,100,000 3,152,640
EPH Financing International AS (Czech Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 4,037,311
Eversource Energy
4.450% due 12/15/30  $ 3,500,000 3,453,795
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ 4,300,000 4,177,156
National Grid PLC (United Kingdom)
5.602% due 06/12/28  2,800,000 2,868,124
National Rural Utilities Cooperative Finance Corp.
4.800% due 03/15/28  2,400,000 2,423,192
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/30  CAD 3,500,000 2,515,844
Pacific Gas & Electric Co.
5.000% due 06/04/28  $ 3,500,000 3,530,968
PacifiCorp
5.450% due 04/15/33  1,700,000 1,706,034
5.450% due 02/15/34 † 4,300,000 4,285,931
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  1,700,000 1,733,500

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ $ 5,900,000 $ 5,570,118
Southern California Edison Co.
5.150% due 06/01/29  8,100,000 8,215,716
Southern Co.
3.250% due 07/01/26  5,700,000 5,689,579
61,050,720
Total Corporate Bonds & Notes
    (Cost $560,419,030) 553,563,925
SENIOR LOAN NOTES - 0.0%
Consumer, Non-Cyclical - 0.0%
Stepstone Group Midco 2 GmbH Term B
(Germany)
8.199% (SOFR + 4.500%)
due 12/19/31 § 470,738 415,426
Total Senior Loan Notes
    (Cost $466,490) 415,426
MORTGAGE-BACKED SECURITIES - 61.7%
Collateralized Mortgage Obligations - Commercial - 6.5%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,202,799
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,572,240
AREIT Trust
5.920% (SOFR + 2.242%)
due 06/17/39 ~ § 2,881,052 2,886,229
BAMLL Commercial Mortgage Securities Trust
4.837% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,744,422
Benchmark Mortgage Trust
3.458% due 03/15/55 § 6,500,000 6,021,513
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,848,780
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 8,192,870
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,288,645
GS Mortgage Securities Trust
3.602% due 10/10/49 ~ § 7,000,000 6,555,372
JP Morgan Chase Commercial Mortgage
Securities Trust
5.170% (SOFR + 1.497%)
due 12/15/31 ~ § 2,839,190 2,834,587
5.287% (SOFR + 1.614%)
due 09/15/29 ~ § 1,081,454 1,050,156
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 8,289,714
Morgan Stanley Capital I Trust
2.428% due 04/05/42 ~ § 4,900,000 4,343,516
NYO Commercial Mortgage Trust
4.882% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 11,182,827
One New York Plaza Trust
4.737% (SOFR + 1.064%)
due 01/15/36 ~ § 3,567,974 3,446,440
a
Principal
Amount Value
Starwood Mortgage Trust (Cayman)
4.645% (SOFR + 0.972%)
due 11/15/36 ~ § $ 7,100,000 $ 7,092,399
TRTX Issuer Ltd. (Cayman)
5.328% (SOFR + 1.650%)
due 02/15/39 ~ § 3,363,322 3,367,509
97,920,018
Collateralized Mortgage Obligations - Residential - 10.9%
Banc of America Funding Trust
4.999% due 08/25/47 ~ § 2,621,615 2,129,770
5.710% due 02/20/36 § 154,396 148,473
Banc of America Mortgage Trust
6.000% due 05/25/37  1,389,927 1,104,219
BCAP LLC Trust
4.447% due 03/26/37 ~ § 45,399 45,282
5.250% due 02/26/36 ~ § 928,423 339,390
Bear Stearns ALT-A Trust
5.042% due 01/25/36 § 492,094 472,231
Bear Stearns ARM Trust
4.509% due 08/25/33 § 315,912 293,426
Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/46 § 282,114 223,015
4.788% due 01/26/36 § 270,104 196,950
Cashmere Valley Bank (Australia)
due 12/30/57 # ± § Ω AUD 30,400,000 20,974,486
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § $ 3,489,841 3,130,242
CHL Mortgage Pass-Through Trust
4.433% (SOFR + 0.754%)
due 03/25/35 § 292,455 284,531
4.945% due 05/20/34 § 209,312 201,835
6.500% due 10/25/37  730,680 293,185
CHL Reperforming Loan REMICS Trust
4.133% (SOFR + 0.454%)
due 06/25/35 ~ § 383,568 373,995
Citigroup Mortgage Loan Trust, Inc.
4.515% due 08/25/36 § 277,185 252,327
5.387% due 08/25/35 § 36,471 33,213
Countrywide Alternative Loan Trust (IO)
1.207% (4.886% - SOFR)
due 05/25/35 § 527,368 27,099
Credit Suisse First Boston Mortgage Securities
Corp. (Switzerland)
4.459% due 03/25/32 ~ § 53,853 52,405
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 1,857,096 1,872,422
DSLA Mortgage Loan Trust
4.909% due 07/19/44 § 187,630 179,858
Federal Home Loan Mortgage Corp. REMICS
3.977% (SOFR + 0.304%)
due 10/15/43 § 1,830,252 1,795,191
4.137% (SOFR + 0.464%)
due 12/15/29 § 1,785 1,781
4.146% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 2,653,435 2,608,436
4.962% (SOFR + 1.300%)
due 05/25/54 § 2,023,443 2,031,544
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
12.435% due 09/25/60 ~ § 2,949,219 2,323,463

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
5.059% (US FED + 1.200%)
due 10/25/44 § $ 328,112 $ 303,420
5.259% (US FED + 1.400%)
due 07/25/44 § 1,596,181 1,558,702
Federal National Mortgage Association REMICS
2.924% (6.586% - SOFR)
due 10/25/35 § 819 61
3.842% (SOFR + 0.174%)
due 07/25/37 § 28,997 28,474
4.156% (SOFR + 0.494%)
due 11/25/42 § 637,924 634,674
4.186% (SOFR + 0.514%)
due 04/18/28 § 246 246
4.236% (SOFR + 0.564%)
due 10/18/30 § 82 82
Federal National Mortgage Association REMICS
Trust
4.978% due 10/25/42 § 215,027 216,270
FHLMC-GNMA
7.500% due 09/20/26  657 657
First Franklin Mortgage Loan Trust
4.103% (SOFR + 0.424%)
due 10/25/36 § 13,662,624 11,459,239
First Horizon Alternative Mortgage Securities
Trust
4.341% due 03/25/35 § 282,670 156,937
5.603% due 06/25/34 § 698,483 702,569
Government National Mortgage Association
REMICS
4.173% (SOFR + 0.500%)
due 01/20/72 § 2,444,436 2,431,024
4.283% (SOFR + 0.614%)
due 04/20/64 § 136,144 136,180
4.333% (SOFR + 0.664%)
due 05/20/65 § 180,781 180,799
4.383% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 1,383,379 1,384,269
4.423% (SOFR + 0.750%)
due 10/20/72 § 1,349,729 1,354,409
4.473% (SOFR + 0.800%)
due 01/20/73 § 4,360,238 4,396,713
4.533% (SOFR + 0.864%)
due 01/20/66 § 1,103,800 1,106,962
4.553% (SOFR + 0.880%)
due 02/20/73 - 03/20/73 § 9,469,272 9,562,579
4.573% (SOFR + 0.900%)
due 01/20/73 § 7,373,161 7,432,933
4.643% (SOFR + 0.970%)
due 12/20/73 § 8,795,750 8,933,105
4.693% (SOFR + 1.020%)
due 12/20/72 § 3,061,952 3,117,058
5.592% (SOFR + 1.465%)
due 04/20/67 § 1,593,483 1,613,679
GreenPoint Mortgage Funding Trust
4.333% (SOFR + 0.654%)
due 11/25/45 § 15,491 14,964
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,191,122 4,305,762
HarborView Mortgage Loan Trust
3.953% (SOFR + 0.434%)
due 05/25/38 § 468,022 380,517
a
Principal
Amount Value
Impac CMB Trust
4.333% (SOFR + 0.384%)
due 05/25/35 § $ 14,127 $ 13,845
IndyMac ARM Trust
5.653% due 01/25/32 § 590 575
JP Morgan Alternative Loan Trust
4.153% (SOFR + 0.474%)
due 05/25/36 § 1,276,412 1,081,260
6.000% due 12/27/36 ~ 824,070 381,626
JP Morgan Mortgage Trust
4.093% (SOFR + 0.414%)
due 10/25/35 § 752,000 466,095
4.163% due 12/26/37 ~ § 2,355,991 1,997,826
Lehman Mortgage Trust
5.750% due 02/25/37  4,651,036 2,995,387
MASTR Adjustable Rate Mortgages Trust
6.236% due 04/21/34 § 4,292 4,287
MASTR Alternative Loan Trust
4.193% (SOFR + 0.514%)
due 03/25/36 § 682,846 55,160
Merrill Lynch Mortgage Investors Trust
4.796% due 06/25/35 § 7,301 7,145
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,145,884 3,050,856
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,381,775 4,684,232
3.500% due 12/25/57 ~ § 2,317,626 2,257,943
6.864% due 10/25/63 ~ § 2,329,659 2,348,635
OBX Trust
4.443% (SOFR + 0.764%)
due 06/25/57 ~ § 1,940,839 1,920,990
PHH Alternative Mortgage Trust
4.113% (SOFR + 0.434%)
due 02/25/37 § 4,493,562 3,301,461
PRKCM Trust
5.335% due 08/25/57 ~ § 2,693,152 2,687,195
RAAC Trust
5.093% (SOFR + 1.414%)
due 06/25/47 § 1,099,487 1,078,891
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 627,102 190,516
Residential Asset Securitization Trust (IO)
1.157% (4.836% - SOFR)
due 11/25/35 § 1,587,562 97,217
Resloc U.K. PLC (United Kingdom)
2.310% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,098,339 1,258,798
RFMSI Trust
5.398% due 09/25/35 § $ 327,837 202,872
RMAC Securities No. 1 PLC (United Kingdom)
4.335% (SONIA + 0.589%)
due 06/12/44 ~ § GBP 2,253,813 2,890,127
Securitized Asset-Backed Receivables LLC Trust
4.453% (SOFR + 0.774%)
due 08/25/35 § $ 2,362,881 1,829,878
Sequoia Mortgage Trust
4.490% (SOFR + 0.814%)
due 07/20/33 § 107,207 107,898
Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/35 § 19,618 19,516
Structured Asset Mortgage Investments II Trust
4.213% (SOFR + 0.534%)
due 05/25/36 § 341,969 241,830

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.253% (SOFR + 0.574%)
due 02/25/36 § $ 453,123 $ 380,774
4.291% (SOFR + 0.614%)
due 07/19/35 § 34,791 33,030
4.353% (SOFR + 0.674%)
due 02/25/36 § 258,511 221,494
Structured Asset Mortgage Investments Trust
4.451% (SOFR + 0.774%)
due 09/19/32 § 3,839 3,642
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,100,018 925,130
Suntrust Alternative Loan Trust (IO)
1.307% (4.986% - SOFR)
due 12/25/35 § 1,332,035 55,264
Towd Point Mortgage Funding - Granite 6 PLC
(United Kingdom)
4.669% (SONIA + 0.925%)
due 07/20/53 ~ § GBP 2,747,149 3,641,142
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 2,982,459 2,831,485
Trinity Square PLC (United Kingdom)
4.644% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 2,395,459 3,174,959
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 13,313,213 11,274,334
Verus Securitization Trust
4.260% due 02/25/67 ~ § 2,852,356 2,745,166
WaMu Mortgage Pass-Through Certificates Trust
4.333% (SOFR + 0.654%)
due 12/25/45 § 10,676 10,796
4.373% (SOFR + 0.694%)
due 10/25/45 § 10,816 10,542
4.650% due 01/25/36 § 197,948 192,957
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
1.057% (4.736% - SOFR)
due 11/25/35 § 5,232,292 218,839
1.157% (4.836% - SOFR)
due 11/25/35 § 1,589,708 79,635
4.689% (US FED + 0.830%)
due 11/25/46 § 712,582 650,484
6.000% due 07/25/36  970,087 774,918
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
5.975% due 02/25/33 § 1,284 1,300
165,199,005
Federal Home Loan Mortgage Corp. - 4.0%
3.000% due 04/01/52  2,240,108 1,973,515
3.500% due 08/01/27 - 06/01/48 4,667,853 4,349,170
4.000% due 11/01/33 - 10/01/52 4,089,183 3,873,713
4.000% due 09/01/52  21,735,955 20,612,717
4.500% due 06/01/52 - 09/01/52 1,704,774 1,653,464
5.000% due 12/01/52 - 09/01/53 18,384,656 18,264,485
5.500% due 06/01/31 - 10/01/53 5,538,640 5,614,535
5.762% (UST + 2.137%)
due 01/01/28 § 480 481
6.000% due 07/01/54  4,136,296 4,220,835
6.090% (RFUCC + 1.345%)
due 09/01/35 § 42,156 43,292
6.250% (UST + 2.250%)
due 07/01/32 § 1,476 1,504
6.499% (UST + 2.249%)
due 03/01/32 § 11,469 11,681
a
Principal
Amount Value
6.500% due 11/01/53  $ 293,755 $ 304,045
7.000% due 10/01/37  7,126 7,496
60,930,933
Federal National Mortgage Association - 3.1%
2.500% due 02/01/35  2,166,357 2,094,833
3.000% due 04/01/27 - 04/01/52 1,508,046 1,342,447
3.500% due 05/01/33 - 05/01/35 3,107,847 3,044,614
4.000% due 04/01/26 - 10/01/52 4,359,933 4,176,009
4.145% (US FED + 1.274%)
due 03/01/33 § 41,463 41,108
4.300% due 12/01/32  13,200,000 13,092,695
4.342% (US FED + 1.255%)
due 05/01/36 § 3,811 3,772
4.435% (US FED + 1.255%)
due 05/01/36 § 150,067 147,965
4.500% due 05/01/26 - 05/01/53 9,085,847 8,824,323
4.502% (US FED + 1.257%)
due 05/01/36 § 2,930 2,878
5.000% due 05/01/27 - 07/01/53 7,709,143 7,671,551
5.114% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 232,116 232,858
5.320% (UST + 1.695%)
due 02/01/33 § 48,017 48,473
5.373% (RFUCC + 1.373%)
due 09/01/35 § 11,189 11,331
5.500% due 11/01/32 - 07/01/53 1,752,993 1,794,167
5.510% (US FED + 1.751%)
due 09/01/34 § 9,692 9,604
5.538% (RFUCC + 1.413%)
due 07/01/33 § 5,157 5,223
5.550% (UST + 1.925%)
due 02/01/33 § 1,430 1,451
5.650% (UST + 2.025%)
due 01/01/34 § 2,474 2,560
5.710% (RFUCC + 1.335%)
due 12/01/34 § 127,134 128,998
5.730% (RFUCC + 1.605%)
due 08/01/36 § 14,527 14,826
5.753% (RFUCC + 1.628%)
due 03/01/33 § 503 511
5.770% (RFUCC + 1.395%)
due 12/01/34 § 1,202 1,223
5.788% (RFUCC + 1.538%)
due 01/01/36 § 4,399 4,478
5.841% (RFUCC + 1.550%)
due 09/01/33 § 6,096 6,211
5.896% (RFUCC + 1.235%)
due 07/01/35 § 66,778 67,625
5.963% (RFUCC + 1.240%)
due 08/01/35 § 40,477 41,036
5.994% (UST + 2.068%)
due 03/01/34 § 1,595 1,626
6.000% due 11/01/34 - 03/01/54 2,311,915 2,375,265
6.232% (UST + 2.360%)
due 11/01/34 § 369,542 386,767
6.305% (UST + 2.055%)
due 04/01/34 § 33,253 33,949
6.455% (RFUCC + 1.455%)
due 04/01/35 § 52,623 53,424
6.500% due 09/01/28 - 11/01/53 865,434 898,357
6.590% (RFUCC + 1.840%)
due 09/01/35 § 11,930 12,276
7.500% due 01/01/33  2,723 2,790

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
8.000% due 05/01/30  $ 72 $ 75
46,577,299
Government National Mortgage Association - 6.4%
due 04/20/56 # 15,000,000 14,493,205
due 04/20/56 # 60,000 55,042
due 05/20/56 # 23,800,000 23,525,500
due 05/20/56 # 18,400,000 17,227,252
due 05/20/56 # 4,900,000 4,046,520
3.500% due 10/20/52  17,326,702 16,029,042
4.000% due 03/15/44 - 09/15/49 537,361 507,967
4.500% due 06/23/55 300,000 289,360
5.000% due 05/15/33 - 07/20/49 3,385,370 3,442,788
5.125% (UST + 1.500%)
due 11/20/26 - 12/20/32 § 28,083 28,239
5.375% (UST + 1.500%)
due 07/20/26 - 09/20/32 § 33,700 33,754
5.625% (UST + 1.500%)
due 06/20/26 - 03/20/33 § 81,953 82,357
6.000% due 06/15/38 - 09/15/38 1,458 1,490
6.000% due 04/20/56  17,400,000 17,695,147
6.125% (UST + 2.000%)
due 03/20/29 § 9,756 9,842
7.500% due 12/15/31  5,621 5,874
8.000% due 12/15/29 - 08/15/32 58,805 60,181
8.500% due 09/15/29 - 12/15/30 52,962 53,745
97,587,305
Uniform Mortgage-Backed Securities - 30.8%
due 05/01/56 # 140,200,000 140,665,022
due 05/01/56 # 142,060,000 139,939,323
due 05/01/56 # 29,725,000 28,660,410
3.000% due 06/01/56  59,220,000 51,936,389
5.500% due 06/01/56  85,000,000 85,195,604
6.000% due 07/01/56  21,000,000 21,367,333
467,764,081
Total Mortgage-Backed Securities
    (Cost $947,465,662) 935,978,641
ASSET-BACKED SECURITIES - 8.4%
Automobile Sequential - 0.3%
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 1,240,922 1,245,758
FHF Issuer Trust
5.690% due 02/15/30 ~ 1,317,753 1,325,831
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,437,967
5,009,556
Home Equity Other - 5.0%
ABFC Trust
4.618% (SOFR + 0.939%)
due 07/25/35 § 2,750,072 2,653,837
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
4.553% (SOFR + 0.874%)
due 02/25/36 § 1,328,680 1,091,019
Asset-Backed Securities Corp. Home Equity
Loan Trust
4.813% (SOFR + 1.134%)
due 07/25/35 § 795,286 780,133
a
Principal
Amount Value
Citigroup Mortgage Loan Trust, Inc.
4.093% (SOFR + 0.414%)
due 12/25/36 § $ 7,910,311 $ 2,943,751
4.113% (SOFR + 0.434%)
due 12/25/36 ~ § 1,598,145 899,387
Countrywide Asset-Backed Certificates
4.693% (SOFR + 1.014%)
due 03/25/47 ~ § 1,036,164 792,441
Countrywide Asset-Backed Certificates Trust
4.023% (SOFR + 0.344%)
due 10/25/47 § 1,775 1,774
4.073% (SOFR + 0.394%)
due 06/25/47 § 3,598,234 3,312,149
4.073% (SOFR + 0.394%)
due 03/25/37 § 855,671 846,215
FBR Securitization Trust
4.558% (SOFR + 0.879%)
due 09/25/35 § 16,309,495 16,104,368
GSAA Home Equity Trust
4.133% (SOFR + 0.454%)
due 09/25/36 § 7,951,261 1,701,067
Home Equity Asset Trust
4.573% (SOFR + 0.894%)
due 10/25/34 § 339,302 339,250
Home Equity Mortgage Loan Asset-Backed Trust
4.113% (SOFR + 0.434%)
due 04/25/37 § 2,576,446 2,314,821
HSI Asset Securitization Corp. Trust
4.288% (SOFR + 0.609%)
due 02/25/36 § 265,749 260,951
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 185 184
IXIS Real Estate Capital Trust
3.993% (SOFR + 0.314%)
due 01/25/37 § 10,094,683 3,249,666
JP Morgan Mortgage Acquisition Trust
4.228% (SOFR + 0.549%)
due 05/25/36 § 6,977,686 6,762,918
Lehman ABS Mortgage Loan Trust
3.883% (SOFR + 0.204%)
due 06/25/37 ~ § 687,538 456,758
MASTR Asset-Backed Securities Trust
4.293% (SOFR + 0.614%)
due 04/25/36 § 6,762,345 1,337,275
Merrill Lynch Mortgage Investors Trust
4.543% (SOFR + 0.864%)
due 09/25/35 § 676,189 668,248
Morgan Stanley ABS Capital I, Inc. Trust
3.853% (SOFR + 0.234%)
due 05/25/37 § 112,884 103,631
3.973% (SOFR + 0.474%)
due 05/25/37 § 4,936,770 4,530,288
3.973% (SOFR + 0.294%)
due 03/25/37 § 2,097,724 848,462
4.013% (SOFR + 0.334%)
due 11/25/36 § 4,788,911 2,284,982
4.043% (SOFR + 0.364%)
due 03/25/37 § 3,512,469 1,420,639
Morgan Stanley Capital I, Inc. Trust
4.153% (SOFR + 0.474%)
due 03/25/36 § 1,195,791 997,494
Option One Mortgage Loan Trust
4.073% (SOFR + 0.394%)
due 02/25/37 § 3,559,101 2,359,290

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.233% (SOFR + 0.554%)
due 02/25/37 § $ 10,382,205 $ 5,114,192
Park Place Securities, Inc. Asset-Backed Pass-
Through Certificates
4.009% (SOFR + 0.939%)
due 07/25/35 § 6,009,345 5,858,505
Renaissance Home Equity Loan Trust
3.723% (SOFR + 0.994%)
due 08/25/33 § 97,840 90,645
Saxon Asset Securities Trust
4.453% (SOFR + 0.774%)
due 10/25/35 § 1,066,603 1,059,804
Soundview Home Loan Trust
4.013% (SOFR + 0.334%)
due 02/25/37 § 1,296,945 342,279
Structured Asset Investment Loan Trust
4.413% (SOFR + 0.734%)
due 01/25/36 § 3,380,477 3,221,428
Structured Asset Securities Corp. Mortgage Loan
Trust
4.063% (SOFR + 0.384%)
due 03/25/36 § 997,402 937,557
Terwin Mortgage Trust
4.213% (SOFR + 0.534%)
due 04/25/37 ~ § 63,074 62,315
75,747,723
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage Loan
Trust
4.133% (SOFR + 0.454%)
due 12/25/36 § 76,153 74,815
Other Asset-Backed Securities - 3.1%
Bain Capital Credit CLO Ltd.
4.830% (SOFR + 1.160%)
due 07/17/35 ~ § 5,100,000 5,101,016
Benefit Street Partners CLO XXII Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 04/20/35 ~ § 5,100,000 5,101,324
BlueMountain CLO Ltd. (Cayman)
4.853% (SOFR + 1.200%)
due 11/15/30 ~ § 120,509 120,637
BlueMountain Fuji EUR CLO V DAC (Ireland)
2.926% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 2,479,554 2,868,968
CarVal CLO I Ltd. (Cayman)
4.901% (SOFR + 1.230%)
due 07/16/31 ~ § $ 2,015,726 2,017,819
Dryden 52 Euro CLO DAC (Ireland)
2.844% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 2,171,815 2,512,932
Dryden 54 Senior Loan Fund (Cayman)
4.818% (SOFR + 1.150%)
due 10/19/29 ~ § $ 82,408 82,510
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/60 ~ 747,498 749,469
Marble Point CLO XXII Ltd. (Cayman)
4.888% (SOFR + 1.220%)
due 07/25/34 ~ § 5,500,000 5,497,250
Nelnet Student Loan Trust
4.670% due 06/22/65 ~ 2,062,625 2,042,055
5.023% (SOFR + 1.350%)
due 06/22/65 ~ § 1,703,907 1,718,316
a
Principal
Amount Value
5.873% (SOFR + 2.200%)
due 02/20/41 ~ § $ 974,506 $ 995,474
6.640% due 02/20/41 ~ 974,506 1,008,073
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 914,334 914,818
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 1,960,682 1,970,293
SMB Private Education Loan Trust
5.500% due 06/17/52 ~ 2,333,199 2,381,102
Symphony CLO XXXII Ltd. (Cayman)
4.821% (SOFR + 1.150%)
due 10/23/35 ~ § 6,100,000 6,100,521
Voya CLO Ltd. (Cayman)
4.868% (SOFR + 1.200%)
due 07/20/32 ~ § 1,673,609 1,672,918
Wellfleet CLO Ltd. (Cayman)
4.822% (SOFR + 1.150%)
due 07/15/34 ~ § 4,050,000 4,053,948
46,909,443
Total Asset-Backed Securities
    (Cost $141,194,003) 127,741,537
U.S. TREASURY OBLIGATIONS - 28.5%
U.S. Treasury Bonds - 18.7%
1.375% due 11/15/40  20,550,000 13,243,913
1.625% due 11/15/50  4,200,000 2,192,203
1.875% due 02/15/51  11,375,000 6,318,457
1.875% due 11/15/51  4,450,000 2,445,936
2.000% due 02/15/50 ‡ 6,700,000 3,902,227
2.250% due 08/15/49  20,798,000 12,941,068
2.375% due 11/15/49 ‡ 14,255,000 9,085,892
2.500% due 02/15/45 ‡ 1,300,000 912,082
2.750% due 08/15/42  26,200,000 20,045,047
2.875% due 05/15/43 ‡ 5,500,000 4,225,977
2.875% due 08/15/45  9,200,000 6,833,516
2.875% due 05/15/49  13,100,000 9,317,375
3.000% due 02/15/48  8,300,000 6,122,871
3.000% due 08/15/48 ‡ 2,000,000 1,468,359
3.000% due 02/15/49  2,900,000 2,118,926
3.125% due 08/15/44  33,300,000 26,115,921
3.250% due 05/15/42 ‡ 45,700,000 37,669,125
3.375% due 11/15/48 ‡ 1,800,000 1,411,102
3.625% due 02/15/44  13,500,000 11,471,836
3.750% due 11/15/43  20,900,000 18,116,055
3.875% due 02/15/43  7,300,000 6,488,730
3.875% due 05/15/43  5,900,000 5,230,949
4.000% due 11/15/42  3,734,000 3,379,926
4.250% due 05/15/39 ‡ 4,900,000 4,758,168
4.375% due 11/15/39  20,700,000 20,198,672
4.375% due 05/15/41  1,967,000 1,895,158
4.375% due 08/15/43  3,635,000 3,432,164
4.500% due 08/15/39  7,700,000 7,630,219
4.500% due 11/15/54  9,000,000 8,410,078
4.625% due 02/15/40  5,500,000 5,498,711
4.625% due 05/15/44  500,000 485,068
4.625% due 11/15/55  2,000,000 1,911,250
4.875% due 08/15/45  19,209,000 19,162,114
284,439,095
U.S. Treasury Inflation Protected Securities - 3.2%
0.125% due 02/15/51 ^ 3,497,564 1,862,488

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
0.125% due 02/15/52 ^ $ 2,219,694 $ 1,153,724
0.250% due 02/15/50 ^ 3,415,365 1,935,761
0.875% due 02/15/47 ^ 4,580,616 3,252,386
1.000% due 02/15/46 ^ 3,156,819 2,343,962
1.000% due 02/15/48 ^ 13,319,981 9,577,294
1.000% due 02/15/49 ^ 1,809,360 1,282,237
1.250% due 04/15/28 ^ ‡ 8,131,725 8,165,718
1.500% due 02/15/53 ^ 13,675,750 10,494,601
2.125% due 02/15/54 ^ 8,159,382 7,201,989
2.375% due 02/15/55 ^ 1,238,604 1,155,222
48,425,382
U.S. Treasury Notes - 6.0%
2.250% due 08/15/27 ‡ 20,000 19,581
3.375% due 09/15/28 ‡ 8,630,000 8,541,677
4.000% due 05/31/30 ‡ 82,300,000 82,592,355
91,153,613
U.S. Treasury Strip Coupons - 0.6%
due 05/15/41  2,600,000 1,236,811
due 08/15/41  3,900,000 1,828,735
due 11/15/41  600,000 276,991
due 02/15/42  12,200,000 5,548,777
8,891,314
Total U.S. Treasury Obligations
    (Cost $492,933,368) 432,909,404
FOREIGN GOVERNMENT BONDS & NOTES - 9.7%
Australia Government (Australia)
2.750% due 06/21/35 ~
AUD 6,900,000
3,991,620
Brazil Government (Brazil)
6.125% due 03/15/34
$ 4,400,000
4,403,080
Brazil Letras do Tesouro Nacional (Brazil)
14.111% due 07/01/26
BRL 15,400,000
2,875,153
14.163% due 10/01/26
7,800,000
1,408,610
Canada Government (Canada)
3.250% due 12/01/34
CAD 2,431,000
1,729,521
Chile Government (Chile)
3.500% due 01/31/34
$ 7,000,000
6,329,750
Colombia Government (Colombia)
5.375% due 01/21/29
500,000
496,000
Costa Rica Government (Costa Rica)
6.001% due 01/16/36 ~
EUR 1,000,000
1,199,705
CPPIB Capital, Inc. (Canada)
4.300% due 06/02/34 ~
CAD 800,000
596,943
European Union (Multi-National)
2.875% due 10/05/29 ~
EUR 8,000,000
9,246,298
Hydro-Quebec (Canada)
8.625% due 06/15/29
$ 1,000,000
1,130,726
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~
EUR 6,130,992
7,286,507
Japan Government Forty Year (Japan)
2.200% due 03/20/64
JPY 332,000,000
1,440,054
Japan Government Thirty Year (Japan)
2.100% due 09/20/54
49,000,000
223,236
2.300% due 12/20/54
501,000,000
2,387,788
2.400% due 03/20/55
744,900,000
3,629,220
2.800% due 06/20/55
480,000,000
2,554,566
3.200% due 09/20/55
641,000,000
3,699,003
Japan Government Twenty Year (Japan)
2.000% due 12/20/44
790,000,000
4,140,226
2.400% due 03/20/45
431,900,000
2,406,453
a
Principal
Amount Value
2.700% due 09/20/45
JPY 38,550,000
$ 223,819
Korea Development Bank (South Korea)
4.367% (SOFR + 0.700%)
due 10/23/26 §
$ 900,000
899,444
Kuwait International (Kuwait)
4.016% due 10/09/28 ~
1,000,000
986,449
4.136% due 10/09/30 ~
1,000,000
979,652
4.652% due 10/09/35 ~
700,000
673,234
Mexico Government (Mexico)
3.500% due 09/19/29
EUR 1,300,000
1,478,098
4.500% due 03/19/34
1,300,000
1,465,927
5.125% due 03/19/38
500,000
559,590
5.625% due 02/09/34
$ 200,000
195,850
6.000% due 05/07/36
900,000
896,310
New South Wales Treasury Corp. (Australia)
1.750% due 03/20/34 ~
AUD 3,600,000
1,900,198
4.750% due 02/20/37 ~
900,000
574,936
Peruvian Government (Peru)
5.400% due 08/12/34 ~
PEN 6,800,000
1,855,034
6.150% due 08/12/32 ~
31,350,000
9,418,942
6.950% due 08/12/31 ~
6,565,000
2,046,170
Province of Quebec (Canada)
4.450% due 09/01/34
CAD 8,800,000
6,610,659
Queensland Treasury Corp. (Australia)
1.500% due 08/20/32 ~
AUD 2,800,000
1,543,383
4.500% due 08/22/35 ~
700,000
445,323
Republic of Poland Government (Poland)
5.125% due 09/18/34
$ 2,300,000
2,314,523
Republic of South Africa Government (South
Africa)
6.250% due 03/31/36
ZAR 8,200,000
389,479
8.500% due 01/31/37
55,000,000
3,039,785
8.750% due 01/31/44
1,750,000
93,782
8.750% due 02/28/48
8,100,000
433,476
8.875% due 02/28/35
205,900,000
11,965,711
9.000% due 01/31/40
10,160,000
564,484
Romania Government (Romania)
3.000% due 02/27/27 ~
$ 6,500,000
6,378,759
Saudi Government (Saudi Arabia)
4.125% due 01/12/29 ~
900,000
888,495
4.750% due 01/16/30 ~
4,400,000
4,400,840
4.875% due 07/18/33 ~
5,000,000
4,945,725
State of Israel (Israel)
3.800% due 05/13/60 ~
9,000,000
5,850,689
Treasury Corp. of Victoria (Australia)
2.000% due 11/20/37
AUD 1,800,000
840,649
2.250% due 09/15/33 ~
1,300,000
724,491
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~
GBP 9,347,000
10,305,619
Total Foreign Government Bonds & Notes
    (Cost $153,395,031) 147,063,984
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 3.2%
BofA Securities, Inc.
3.600% due 04/24/26
(Dated 03/09/26, repurchase price of
$18,615,489; collateralized by U.S. Treasury
Obligations: 3.630% due 08/31/30 and value
$18,350,789) $ 18,530,250 18,530,250

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.600% due 04/09/26
(Dated 03/09/26, repurchase price of
$29,380,548; collateralized by U.S. Treasury
Obligations: 3.630% due 08/31/30 and value
$29,006,086) $ 29,289,750 $ 29,289,750
47,820,000
U.S. Treasury Bills - 0.0%
3.188% due 04/07/26 ‡ 104,000 103,937
3.564% due 04/21/26 ‡ 100,000 99,799
3.613% due 04/28/26 ‡ 200,000 199,456
403,192
Total Short-Term Investments
(Cost $48,223,193) 48,223,192
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 148.1%
    (Cost $2,344,917,569) 2,247,042,450
Shares
SECURITIES LENDING COLLATERAL - 2.0%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 3,699,579 3,699,579
Principal
Amount
Repurchase Agreements - 1.8%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$18,515,717; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $18,886,032) $ 18,513,820 18,513,820
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$8,486,827; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$8,697,403) 8,473,622 8,473,622
26,987,442
Total Securities Lending Collateral
(Cost $30,687,021) 30,687,021
a
TOTAL INVESTMENTS - 150.1%
(Cost $2,375,604,590) 2,277,729,471
DERIVATIVES - 0.2% 3,215,486
OTHER ASSETS & LIABILITIES, NET - (50.3%) (763,585,017)
NET ASSETS - 100.0% $1,517,359,940

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $1,792,724 or
0.1% of the Fund’s net assets were in default.
(b) As of March 31, 2026, investments with a total aggregate value of $21,774,150 or 1.4% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of March 31, 2026, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $1,581,111 at a weighted average interest rate of 3.7%. As of March 31, 2026, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$76,586,009 at a weighted average interest rate of 3.8%.
(d) As of March 31, 2026, open futures contracts outstanding were as follows:
(e) As of March 31, 2026, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/26 93 $ 19,365,008 $ 19,292,414 ( $ 72,594)
CBOT 5 Year U.S. Treasury Notes 06/26 1,993 218,484,261 215,602,118 (2,882,143)
CBOT 10 Year U.S. Treasury Notes 06/26 1,134 128,193,736 125,927,156 (2,266,580)
Eurex 5 Year Euro BOBL 06/26 4 542,098 533,679 (8,419)
ICE 3 Month SONIA 06/27 104 32,865,128 32,913,179 48,051
ICE Long Gilt 06/26 249 30,343,293 28,933,522 (1,409,771)
Montreal Exchange 10 Year Canadian Bond 06/26 197 17,312,159 16,995,162 (316,997)
SFE 10 Year Australian Bond 06/26 234 17,490,140 17,396,670 (93,470)
($7,001,923)
Short Futures Outstanding
CBOT U.S. Long Bond 06/26 18 2,110,053 2,049,750 60,303
CBOT Ultra 10 Year U.S. Treasury Notes 06/26 667 77,444,635 75,714,922 1,729,713
CBOT Ultra U.S. Treasury Bond 06/26 24 2,891,269 2,797,500 93,769
Eurex 10 Year Euro BUND 06/26 218 32,439,593 31,595,189 844,404
$2,728,189
Total Futures Contracts ( $ 4,273,734)
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 1,404,000 USD 994,464 04/26 CIT $ – ( $ 25,774)
AUD 25,184,000 USD 17,276,224 04/26 DUB 99,481 –
AUD 2,198,000 USD 1,523,276 04/26 HSB – (6,765)
BRL 121,209,513 USD 23,170,128 04/26 BNP 230,070 –
BRL 3,893,824 USD 745,468 04/26 BOA 6,257 –
BRL 132,849,594 USD 23,298,628 04/26 GSC 2,348,755 –
BRL 5,000,000 USD 946,479 04/26 JPM 18,800 –
BRL 4,409,298 USD 840,000 05/26 BNP 6,075 –
BRL 112,479,067 USD 21,054,033 06/26 BNP 376,266 –
BRL 3,945,598 USD 743,877 06/26 BOA 7,866 –
BRL 11,842,543 USD 2,225,552 06/26 GSC 30,772 –
BRL 10,836,273 USD 2,016,426 07/26 GSC 33,317 –
CAD 36,462,865 USD 26,336,486 04/26 SCB – (123,776)
CAD 44,762 USD 32,322 05/26 BRC – (98)
CAD 2,423,000 USD 1,744,032 05/26 JPM 280 –
CHF 712,000 USD 905,536 04/26 HSB – (15,091)
CHF 3,236,752 USD 4,037,864 04/26 SGN 10,100 –
CNH 1,034,000 USD 149,952 04/26 BOA 172 –
CNH 3,197,000 USD 463,901 04/26 CIT 263 –
CNH 64,842,116 USD 9,464,087 04/26 DUB – (49,829)
CNH 2,876,000 USD 418,864 04/26 GSC – (1,306)
CNH 31,522,213 USD 4,569,132 05/26 DUB 18,810 –
CNH 33,166,746 USD 4,804,818 05/26 JPM 22,479 –
EUR 3,103,000 USD 3,642,128 04/26 JPM – (55,525)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 51,324,867 USD 59,228,897 04/26 SGN $ 94,962 $ –
EUR 1,192,000 USD 1,372,377 05/26 HSB 7,496 –
GBP 914,000 USD 1,218,802 04/26 CIT – (9,031)
GBP 830,000 USD 1,108,217 04/26 HSB – (9,628)
GBP 18,582,000 USD 24,518,949 04/26 SGN 76,195 –
IDR 76,034,814,274 USD 4,497,390 04/26 BNP – (18,002)
IDR 22,424,911,088 USD 1,320,566 04/26 BNP 318 –
IDR 2,416,745,275 USD 143,045 04/26 GSC – (646)
IDR 18,408,065,990 USD 1,081,440 05/26 BNP 2,663 –
IDR 16,258,726,800 USD 965,644 06/26 BNP – (9,691)
IDR 4,716,358,542 USD 280,689 06/26 CIT – (3,385)
IDR 4,173,253,455 USD 245,396 06/26 GSC – (24)
IDR 8,670,053,133 USD 508,879 06/26 HSB 888 –
IDR 18,355,461,581 USD 1,088,708 06/26 SCB – (9,475)
ILS 2,759,437 USD 871,213 04/26 BNP 6,567 –
ILS 679,000 USD 217,681 06/26 BOA – (1,274)
ILS 3,937,000 USD 1,247,125 06/26 BOA 7,652 –
ILS 631,000 USD 203,159 06/26 JPM – (2,051)
INR 293,881,034 USD 3,190,000 04/26 BNP – (76,007)
INR 292,512,848 USD 3,098,949 04/26 BNP 13,694 –
INR 58,577,000 USD 634,798 04/26 BOA – (16,183)
INR 91,186,885 USD 969,372 04/26 BOA 952 –
INR 1,350,010,948 USD 14,720,451 04/26 CIT – (430,864)
INR 291,145,282 USD 3,083,104 04/26 CIT 14,986 –
INR 134,688,654 USD 1,445,149 04/26 DUB – (15,647)
INR 170,270,893 USD 1,790,422 04/26 DUB 21,438 –
INR 144,278,888 USD 1,531,932 04/26 JPM 3,346 –
INR 165,764,472 USD 1,819,994 04/26 SCB – (69,404)
JPY 596,712,532 USD 3,739,972 04/26 BOA 19,913 –
JPY 632,963,816 USD 3,966,414 04/26 HSB 21,891 –
KRW 746,081,946 USD 501,647 04/26 BNP – (5,477)
KRW 189,342,055 USD 124,634 04/26 BNP 1,278 –
KRW 533,958,876 USD 352,888 04/26 JPM 2,137 –
KRW 3,160,555,365 USD 2,209,715 07/26 SCB – (102,196)
MXN 2,759,185 USD 149,703 04/26 BOA 4,153 –
MXN 23,211,351 USD 1,258,769 04/26 GSC 35,552 –
MXN 6,954,303 USD 376,774 04/26 HSB 10,944 –
MXN 215,997,684 USD 12,062,597 04/26 JPM – (25,296)
MXN 8,586,485 USD 466,053 04/26 JPM 12,883 –
MXN 19,182,957 USD 1,101,911 06/26 BNP – (38,189)
MXN 81,950,000 USD 4,582,841 06/26 CIT – (36,189)
MXN 36,565,945 USD 2,098,930 06/26 GSC – (71,295)
MXN 28,187,652 USD 1,614,996 06/26 UBS – (51,949)
MXN 6,757,248 USD 377,770 09/26 CIT – (6,078)
NOK 3,395,765 USD 347,038 04/26 HSB 3,659 –
PLN 5,117,844 USD 1,419,437 04/26 BNP – (40,808)
PLN 7,381,000 USD 1,998,325 04/26 BOA – (10,054)
PLN 1,063,966 USD 295,676 04/26 BRC – (9,068)
PLN 18,377,773 USD 5,059,110 04/26 DUB – (108,626)
PLN 1,624,786 USD 449,084 04/26 SCB – (11,404)
PLN 13,231,654 USD 3,661,625 04/26 UBS – (97,359)
SEK 9,392,945 USD 1,035,224 04/26 BRC – (43,010)
SEK 2,088,219 USD 218,906 05/26 SGN 2,048 –
SGD 36,283 USD 28,364 04/26 BNP – (144)
SGD 34,874 USD 27,091 04/26 BNP 34 –
SGD 27,797,239 USD 21,760,795 04/26 DUB – (140,480)
SGD 34,098 USD 26,529 04/26 HSB – (8)
SGD 44,916 USD 34,818 04/26 JPM 116 –
SGD 3,163,000 USD 2,457,814 05/26 UBS 7,973 –
THB 5,084 USD 160 04/26 BNP – (6)
THB 35,467,632 USD 1,085,940 04/26 DUB – (9,325)
THB 32,621,300 USD 997,233 04/26 GSC – (7,268)
THB 16,096,500 USD 490,000 04/26 HSB – (1,259)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
THB 7,090,963 USD 216,000 05/26 BNP $ – ( $ 443)
TRY 786,870,087 USD 17,218,736 04/26 BRC 192,392 –
TRY 73,568,792 USD 1,586,573 05/26 BRC 1,036 –
TWD 87,416,662 USD 2,735,620 04/26 BNP – (7,324)
TWD 1,282,179 USD 40,000 04/26 BNP 46 –
TWD 4,090,576 USD 127,464 06/26 BNP – (177)
USD 476,063 AUD 669,000 04/26 BNP 14,487 –
USD 19,597,376 AUD 27,545,000 04/26 CIT 592,698 –
USD 406,400 AUD 572,000 04/26 HSB 11,748 –
USD 17,269,550 AUD 25,184,000 05/26 DUB – (99,633)
USD 22,948,411 BRL 121,209,513 04/26 BNP – (451,786)
USD 743,877 BRL 3,893,824 04/26 BOA – (7,848)
USD 25,154,989 BRL 132,849,594 04/26 GSC – (492,393)
USD 957,965 BRL 5,000,000 04/26 JPM – (7,314)
USD 2,940,000 BRL 15,525,258 05/26 MSC – (39,052)
USD 1,006,796 BRL 5,400,000 07/26 BNP – (14,645)
USD 1,279,226 BRL 6,900,000 07/26 GSC – (25,948)
USD 573,033 BRL 3,100,000 07/26 JPM – (13,350)
USD 930,865 BRL 5,100,000 10/26 BNP – (13,047)
USD 109,790 BRL 600,000 10/26 BOA – (1,259)
USD 382,378 BRL 2,100,000 10/26 JPM – (6,292)
USD 24,967,455 CAD 34,134,631 04/26 BOA 428,484 –
USD 32,322 CAD 44,824 04/26 BRC 98 –
USD 20,079 CAD 27,462 04/26 CIT 337 –
USD 1,653,193 CAD 2,256,000 04/26 JPM 31,382 –
USD 26,336,486 CAD 36,412,694 05/26 SCB 123,083 –
USD 5,104,934 CHF 3,941,484 04/26 SGN 175,615 –
USD 4,037,864 CHF 3,225,329 05/26 SGN – (10,095)
USD 150,476 CNH 1,035,000 04/26 BNP 207 –
USD 437,889 CNH 3,021,000 04/26 BOA – (722)
USD 149,827 CNH 1,034,000 04/26 CIT – (297)
USD 4,569,132 CNH 31,598,746 04/26 DUB – (18,608)
USD 5,094,523 CNH 35,248,947 04/26 JPM – (23,181)
USD 1,083,017 CNH 7,470,000 05/26 JPM – (4,214)
USD 502,387 EUR 433,000 04/26 BOA 1,904 –
USD 523,029 EUR 456,000 04/26 CIT – (4,039)
USD 5,190,019 EUR 4,474,000 04/26 CIT 18,745 –
USD 58,075,864 EUR 49,064,867 04/26 SGN 1,364,226 –
USD 59,321,538 EUR 51,324,867 05/26 SGN – (92,704)
USD 25,534,879 GBP 18,880,000 04/26 BRC 545,302 –
USD 1,937,774 GBP 1,446,000 04/26 CIT 23,847 –
USD 24,518,224 GBP 18,582,000 05/26 SGN – (75,935)
USD 508,879 IDR 8,649,601,270 04/26 HSB – (820)
USD 912,000 IDR 15,523,152,000 06/26 BRC – (704)
USD 547,243 IDR 9,227,977,363 06/26 GSC 4,672 –
USD 1,182,481 ILS 3,651,168 04/26 BNP 21,040 –
USD 2,379,851 ILS 7,366,704 04/26 DUB 36,052 –
USD 1,163,409 ILS 3,616,690 04/26 GSC 12,502 –
USD 871,213 ILS 2,756,387 05/26 BNP – (6,581)
USD 1,362,965 ILS 4,208,187 06/26 BOA 21,621 –
USD 48,152 ILS 148,171 06/26 BRC 928 –
USD 2,338,879 ILS 7,209,949 06/26 CIT 40,968 –
USD 696,979 ILS 2,153,302 06/26 JPM 10,638 –
USD 953,448 ILS 2,932,656 06/26 SGN 18,624 –
USD 1,397,504 ILS 4,309,448 06/26 UBS 23,947 –
USD 3,098,949 INR 291,642,043 04/26 BNP 8,680 –
USD 969,372 INR 91,024,031 04/26 BOA 8,094 –
USD 7,433,331 INR 694,720,506 04/26 CIT 96,590 –
USD 1,790,422 INR 169,903,857 04/26 DUB – (3,883)
USD 1,154,700 INR 107,507,468 04/26 DUB 19,345 –
USD 99,452 INR 9,071,308 04/26 GSC 3,652 –
USD 1,531,932 INR 144,032,247 04/26 JPM 10,849 –
USD 1,790,000 INR 170,389,026 04/26 NWM – (23,117)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 2,158,501 INR 204,233,147 05/26 BNP $ – ( $ 8,867)
USD 21,151 JPY 3,288,914 04/26 BOA 428 –
USD 2,048,767 JPY 318,703,269 04/26 HSB 40,618 –
USD 234,136 JPY 36,439,896 04/26 MSC 4,528 –
USD 857,597 JPY 133,785,046 04/26 SCB 14,618 –
USD 4,742,437 JPY 737,908,021 04/26 SGN 92,879 –
USD 1,579,623 JPY 251,300,000 05/26 BNP – (8,548)
USD 3,739,972 JPY 594,915,476 05/26 BOA – (19,786)
USD 2,690,037 JPY 428,863,990 05/26 HSB – (20,305)
USD 124,634 KRW 189,352,025 04/26 BNP – (1,278)
USD 788,000 KRW 1,174,430,782 04/26 BNP 6,935 –
USD 189,328 KRW 277,066,865 04/26 BOA 5,080 –
USD 869,329 KRW 1,272,184,927 04/26 HSB 23,333 –
USD 352,888 KRW 533,881,241 04/26 JPM – (2,140)
USD 2,448,153 MXN 44,532,000 06/26 BNP – (21,212)
USD 870,226 MXN 15,600,000 06/26 BOA 5,183 –
USD 173,630 MXN 3,094,000 06/26 GSC 2,064 –
USD 108,746 MXN 1,963,674 06/26 HSB – (142)
USD 953,187 MXN 17,099,000 06/26 JPM 5,022 –
USD 139,546 MXN 2,504,326 06/26 UBS 678 –
USD 35,274 NOK 337,717 04/26 BRC 397 –
USD 127,197 NOK 1,240,000 04/26 CIT – (864)
USD 189,824 NOK 1,820,616 04/26 HSB 1,800 –
USD 347,038 NOK 3,396,060 05/26 HSB – (3,651)
USD 1,423,173 NZD 2,420,000 04/26 HSB 32,521 –
USD 8,422,677 NZD 14,087,901 04/26 SCB 327,066 –
USD 9,434,596 NZD 16,507,901 05/26 UBS – (61,622)
USD 1,929,349 PEN 6,689,440 04/26 CIT 7,578 –
USD 1,418,225 PEN 5,057,108 05/26 CIT – (31,103)
USD 36,000 PEN 126,186 06/26 GSC – (124)
USD 4,016,749 PEN 13,572,996 07/26 SGN 136,594 –
USD 6,309,921 PEN 21,292,198 08/26 CIT 235,659 –
USD 245,769 PLN 914,685 04/26 BNP – (626)
USD 641,242 PLN 2,371,548 04/26 BOA 2,402 –
USD 1,104,665 PLN 4,119,000 04/26 GSC – (4,899)
USD 513,055 PLN 1,913,158 04/26 JPM – (2,306)
USD 812,325 PLN 2,960,240 04/26 JPM 14,905 –
USD 120,090 PLN 425,000 04/26 MSC 5,604 –
USD 638,149 PLN 2,348,130 04/26 UBS 5,617 –
USD 362,404 SEK 3,380,000 04/26 CIT 5,361 –
USD 417,867 SEK 3,925,000 04/26 HSB 3,253 –
USD 218,906 SEK 2,091,636 04/26 SGN – (2,042)
USD 3,201,535 SGD 4,092,192 04/26 BOA 18,684 –
USD 18,923,139 SGD 23,847,715 04/26 JPM 374,710 –
USD 5,924 SGD 7,482 04/26 SCB 105 –
USD 27,091 SGD 34,796 05/26 BNP – (35)
USD 28,364 SGD 36,202 05/26 BNP 142 –
USD 21,760,795 SGD 27,735,003 05/26 DUB 139,360 –
USD 26,529 SGD 34,021 05/26 HSB 7 –
USD 34,818 SGD 44,815 05/26 JPM – (118)
USD 380,000 THB 12,562,188 04/26 BNP – (1,517)
USD 3,240,021 THB 104,231,690 04/26 BNP 76,117 –
USD 3,198 THB 100,002 04/26 CIT 162 –
USD 390,415 THB 12,711,917 04/26 GSC 4,441 –
USD 641,855 THB 20,565,366 04/26 HSB 17,425 –
USD 94,683 THB 3,014,612 04/26 SCB 3,178 –
USD 1,085,940 THB 35,395,391 06/26 DUB 6,071 –
USD 87,844 THB 2,880,053 06/26 GSC – (23)
USD 518,868 THB 16,993,965 06/26 GSC 404 –
USD 9,646,110 TRY 439,895,578 04/26 BRC – (115,671)
USD 1,871,048 TRY 87,137,563 05/26 BRC – (9,553)
USD 127,271 TWD 4,058,160 04/26 CIT 467 –
USD 109,000 TWD 3,490,365 04/26 HSB – (62)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
(f) As of March 31, 2026, purchased options outstanding were as follows:
(g) As of March 31, 2026, premiums received, and value of written options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 1,458,001 TWD 46,981,270 05/26 BNP $ – ( $ 6,548)
USD 1,845,410 TWD 58,735,705 06/26 DUB 17,715 –
USD 805,742 ZAR 13,645,000 04/26 BNP 442 –
USD 803,901 ZAR 13,834,000 04/26 BOA – (12,553)
USD 1,950,521 ZAR 31,919,593 04/26 BRC 66,692 –
USD 937,773 ZAR 15,976,705 04/26 JPM – (5,139)
USD 6,086,829 ZAR 101,802,060 04/26 JPM 78,681 –
Total Forward Foreign Currency Contracts $9,232,266 ($3,551,109)
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date Counterparty
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay SOFR 3.500% 07/13/26 CIT $ 62,500,000 $ 137,500 $ 90,462
Call - 1 Year Interest Rate
Swap Pay SOFR 3.500% 07/20/26 DUB 65,100,000 128,030 99,343
$265,530 $189,805
Total Purchased Options $265,530 $189,805
Credit Default Swaptions on Credit Indices - Sell Protection (1)
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount (2) Premium Value (3)
Put - CDX.NA.IG.S45 0.850% 05/20/26 GSC $ 4,900,000 $ 5,757 ( $ 3,982)
Put - iTraxx Europe S45 1.050% 05/20/26 BOA EUR 2,000,000 3,438 (2,340)
Put - CDX.NA.IG.S45 0.800% 06/17/26 GSC $ 1,200,000 1,320 (1,635)
$10,515 ($7,957)
(1)    If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)    The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)    The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/
sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swaption, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - KRW versus USD $ 1,350.00 07/09/26 BOA $ 1,434,576 $ 5,080 ( $ 1,146)
Put - KRW versus USD 1,350.00 07/09/26 MSC 3,695,000 11,639 (2,952)
Put - KRW versus USD 1,350.00 07/10/26 MSC 3,692,500 9,527 (3,028)
Put - KRW versus USD 1,350.00 07/13/26 BOA 2,549,924 5,566 (2,252)
Total Foreign Currency Options $31,812 ($9,378)
- – - – - –
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.540% 04/16/26 MSC EUR 500,000 $ 1,036 ( $ 77)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.600% 04/16/26 GSC $ 500,000 1,613 (446)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.620% 04/20/26 BOA 600,000 1,980 (750)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
(h) As of March 31, 2026, swap agreements outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.695% 04/27/26 GSC $ 2,100,000 $ 7,402 ( $ 6,038)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.669% 04/30/26 GSC 400,000 1,441 (1,149)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.000% 07/13/26 CIT 62,500,000 53,750 (32,919)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.250% 07/13/26 CIT 62,500,000 68,750 (54,600)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.080% 07/20/26 DUB 65,100,000 49,910 (43,851)
Call - 1 Year Interest Rate
Swap Receive SOFR 3.290% 07/20/26 DUB 65,100,000 78,120 (65,933)
$264,002 ($ 205,763)
Put - 5 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.920% 04/16/26 MSC EUR 500,000 1,036 (1,855)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.900% 04/16/26 GSC $ 500,000 1,613 (2,612)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.900% 04/20/26 BOA 600,000 1,980 (3,398)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.055% 04/27/26 GSC 2,100,000 7,402 (5,845)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.069% 04/30/26 GSC 400,000 1,441 (1,205)
$13,472 ($14,915)
Total Interest Rate Swaptions $277,474 ($220,678)
- – - – - –
Options on Securities
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - Uniform Mortgage-Backed Security,
TBA $ 97.38 06/04/26 GSC $ 800,000 $ 4,625 ( $ 3,862)
a
Put - Uniform Mortgage-Backed Security,
TBA 94.38 06/04/26 GSC $ 800,000 5,250 (3,029)
Total Options on Securities $9,875 ($6,891)
Total Written Options $329,676 ($244,904)
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date
Counter-
party
Implied
Credit
Spread at
03/31/26 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
SoftBank Group Corp. Q 1.000% 06/20/26 GSC 1.662% $ 1,000,000 ( $ 1,222) ( $ 1,546) $ 324
Petroleos Mexicanos ± M 4.850% 07/06/26 DUB n/a 141,180 804 – 804
South Africa Government Q 1.000% 12/20/26 MSC 0.728% 4,800,000 10,970 (31,786) 42,756
Colombia Government Q 1.000% 06/20/27 GSC 1.040% 4,600,000 (645) (45,280) 44,635
Colombia Government Q 1.000% 06/20/27 MSC 1.040% 1,600,000 (224) (21,667) 21,443
Colombia Government Q 1.000% 12/20/27 GSC 1.208% 2,100,000 (6,558) (65,256) 58,698
Colombia Government Q 1.000% 12/20/27 MSC 1.208% 1,900,000 (5,933) (59,041) 53,108
($ 2,808) ($224,576) $221,768
Exchange
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.240% 7,300,000 42,298 18,179 24,119
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.395% 6,000,000 79,844 27,292 52,552
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.255% 2,400,000 248,582 219,874 28,708
Boeing Co. Q 1.000% 12/20/29 ICE 0.587% 300,000 4,399 (4,027) 8,426
Oracle Corp. Q 1.000% 06/20/30 ICE 1.622% 1,000,000 (23,238) 19,549 (42,787)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date Exchange
Implied
Credit
Spread at
03/31/26 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boeing Co. Q 1.000% 12/20/30 ICE 0.712% $ 3,100,000 $ 39,458 $ 46,740 ( $ 7,282)
Boeing Co. Q 1.000% 06/20/31 ICE 0.773% 8,200,000 90,012 105,269 (15,257)
$481,355 $432,876 $48,479
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $478,547 $208,300 $270,247
0
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date
Counter-
party
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 JPM EUR 575,672 $ 102,921 $ 90,238 $ 12,683
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 BNP 6,500,000 1,300,780 1,379,811 (79,031)
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 BOA 2,100,000 420,252 432,436 (12,184)
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 CIT 3,300,000 660,397 694,221 (33,824)
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 GSC 1,100,000 220,132 223,821 (3,689)
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 JPM 5,160,000 1,032,621 1,077,576 (44,955)
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 MSC 640,000 128,077 136,191 (8,114)
$3,865,180 $4,034,294 ($169,114)
Exchange
CDX.NA.IG.S44 Q 1.000% 06/20/30 ICE $ 600,000 10,943 11,425 (482)
CDX.NA.IG.S45 Q 1.000% 12/20/30 ICE 63,200,000 1,141,113 1,286,429 (145,316)
iTraxx Europe Crossover S44 Q 1.000% 12/20/30 ICE 6,200,000 107,375 133,101 (25,726)
CDX.NA.IG.S46 Q 1.000% 06/20/31 ICE 44,200,000 777,666 745,503 32,163
$2,037,097 $2,176,458 ($139,361)
Total Credit Default Swaps on Credit Indices - Sell Protection 0 $5,902,277 $6,210,752 ($308,475)
Total Credit Default Swaps $ 6,380,824 $ 6,419,052 ( $ 38,228)
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 ( $ 265,515) $ – ( $ 265,515)
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (722,205) – (722,205)
13.926% 1 Day BRL CDI Z/Z CME 01/04/27 6,000,000 (10,790) – (10,790)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
13.927% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 58,300,000 ( $ 104,550) $ 524 ( $ 105,074)
14.009% 1 Day BRL CDI Z/Z CME 01/04/27 3,900,000 (4,790) – (4,790)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (623,470) (612,030) (11,440)
13.291% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 31,600,000 (147,453) (399) (147,054)
13.320% 1 Day BRL CDI Z/Z CME 01/02/29 3,400,000 (15,175) – (15,175)
13.354% 1 Day BRL CDI Z/Z CME 01/02/29 4,600,000 (12,267) – (12,267)
13.400% 1 Day BRL CDI Z/Z CME 01/02/29 45,800,000 (99,669) (1,104) (98,565)
13.657% 1 Day BRL CDI Z/Z CME 01/02/31 26,600,000 (779) (10,239) 9,460
13.681% 1 Day BRL CDI Z/Z CME 01/02/31 7,900,000 1,413 (6,256) 7,669
13.725% 1 Day BRL CDI Z/Z CME 01/02/31 250,000 139 – 139
13.899% 1 Day BRL CDI Z/Z CME 01/02/31 2,100,000 2,346 – 2,346
14.067% 1 Day BRL CDI Z/Z CME 01/02/31 16,100,000 30,549 – 30,549
2.500% 6 Month EURIBOR A/S LCH 09/16/31 EUR 8,800,000 (201,800) 7,674 (209,474)
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 (250,256) (39,278) (210,978)
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 (159,249) (32,462) (126,787)
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 (255,141) 43,870 (299,011)
2.460% 6 Month EURIBOR A/S LCH 03/13/35 EUR 900,000 (44,615) (2,126) (42,489)
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (350,157) (6,978) (343,179)
2.610% 6 Month EURIBOR A/S LCH 03/24/35 EUR 700,000 (26,220) (1,742) (24,478)
2.750% 6 Month EURIBOR A/S LCH 09/16/36 61,770,000 (2,189,934) (474,212) (1,715,722)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (907,356) (906,415) (941)
($6,356,944) ($2,041,173) ($4,315,771)
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.807% 1 Day USD SOFR A/A LCH 05/31/28 $ 10,700,000 ( $ 16,790) $ – ( $ 16,790)
13.017% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 63,300,000 230,434 – 230,434
13.080% 1 Day BRL CDI Z/Z CME 01/02/29 15,400,000 57,013 – 57,013
3.750% 1 Day USD SOFR A/A LCH 06/20/29 $ 4,900,000 (12,799) (27,646) 14,847
3.250% 1 Day USD SOFR A/A LCH 06/18/30 21,300,000 424,382 260,615 163,767
3.750% 1 Day USD SOFR A/A LCH 09/17/30 37,600,000 (198,435) (112,872) (85,563)
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 66,590 – 66,590
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 (9,590) – (9,590)
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 (19,662) – (19,662)
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 (15,070) – (15,070)
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 (23,606) – (23,606)
3.500% 1 Day USD SOFR A/A CME 03/18/31 3,300,000 18,606 (23,665) 42,271
3.500% 1 Day USD SOFR A/A LCH 03/18/31 2,200,000 12,015 (7,254) 19,269
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 15,838 – 15,838
3.750% 1 Day USD SOFR A/A LCH 05/15/32 34,666,000 (101,203) (34,293) (66,910)
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (685,796) (260,391) (425,405)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 33,230,000 4,187,245 3,761,524 425,721
1.250% 1 Day JPY TONAR A/A LCH 06/18/32 JPY 3,590,000,000 675,791 605,289 70,502
3.156% 1 Day USD SOFR A/A LCH 03/10/33 $ 27,580,000 704,647 531,392 173,255
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/33 CAD 1,400,000 282 4,309 (4,027)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 $ 11,490,000 38,271 – 38,271
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 5,027 – 5,027
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 4,471 – 4,471
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 1,500,000 (54,122) (26,659) (27,463)
2.740% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,300,000 23,351 – 23,351
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/34 2,700,000 10,443 (1,093) 11,536
4.095% 1 Day USD SOFR A/A LCH 02/18/35 $ 280,000 (6,061) – (6,061)
3.899% 1 Day USD SOFR A/A LCH 03/11/35 1,400,000 (8,921) (4,323) (4,598)
3.930% 1 Day USD SOFR A/A LCH 03/24/35 2,700,000 (23,093) (7,284) (15,809)
3.884% 1 Day USD SOFR A/A LCH 03/25/35 1,400,000 (7,051) (3,728) (3,323)
3.640% 1 Day USD SOFR A/A LCH 08/15/35 2,000,000 30,732 3,996 26,736
3.700% 1 Day USD SOFR A/A LCH 08/15/35 2,000,000 21,261 (1,759) 23,020
3.715% 1 Day USD SOFR A/A LCH 08/15/35 3,423,000 32,335 8,727 23,608
3.551% 1 Day USD SOFR A/A LCH 09/17/35 1,200,000 30,107 (3,393) 33,500

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.748% 1 Day USD SOFR A/A LCH 03/03/36 $ 500,000 $ 4,732 ( $ 994) $ 5,726
3.775% 1 Day USD SOFR A/A LCH 03/03/36 500,000 3,607 (1,018) 4,625
4.000% 1 Day USD SOFR A/A LCH 03/18/36 3,000,000 (33,954) (88,760) 54,806
4.000% 1 Day GBP SONIA A/A LCH 09/16/36 GBP 16,600,000 762,230 542,627 219,603
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 53,400 50,470 2,930
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 209,286 198,917 10,369
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,608,716 3,674,910 933,806
4.083% 1 Day USD SOFR A/A LCH 11/15/53 700,000 8,815 – 8,815
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 2,828,444 658,160 2,170,284
3.895% 1 Day USD SOFR A/A LCH 11/15/54 8,469,000 355,098 – 355,098
3.765% 1 Day USD SOFR A/A LCH 12/17/54 2,300,000 147,571 – 147,571
3.500% 1 Day USD SOFR A/A LCH 12/18/54 4,800,000 525,336 112,229 413,107
3.250% 1 Day USD SOFR A/A LCH 06/18/55 11,900,000 1,881,137 1,096,169 784,968
3.500% 1 Day USD SOFR A/A LCH 09/17/55 10,700,000 1,191,656 1,025,873 165,783
4.500% 1 Day GBP SONIA A/A LCH 03/18/56 GBP 1,080,000 58,238 4,251 53,987
4.000% 1 Day USD SOFR A/A LCH 06/17/56 $ 4,000,000 93,786 82,936 10,850
3.000% 6 Month EURIBOR A/S LCH 09/16/56 EUR 22,400,000 535,245 419,529 115,716
4.500% 1 Day GBP SONIA A/A LCH 09/16/56 GBP 1,740,000 99,218 85,251 13,967
$18,739,203 $12,522,042 $6,217,161
a –
Total Interest Rate Swaps $12,382,259 $10,480,869 $ 1,901,390
Total Swap Agreements $18,763,083 $ 16,899,921 $ 1,863,162

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 41.3%
Angola - 2.1%
Azule Energy Finance PLC
8.125% due 01/23/30 ~ † $ 1,275,000 $ 1,292,565
8.250% due 01/22/31 ~ 975,000 985,725
Sonangol Finance Ltd.
10.000% due 01/29/31 ~ 2,000,000 1,994,500
4,272,790
Argentina - 0.4%
Telecom Argentina SA
9.500% due 07/18/31 ~ 475,000 501,125
Transportadora de Gas del Sur SA
8.500% due 07/24/31 ~ 375,000 395,843
896,968
Armenia - 0.2%
Ardshinbank CJSC Via Dilijan Finance BV
6.600% due 01/22/31 ~ 500,000 493,245
Brazil - 3.2%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 1,392,001 1,415,571
FS Luxembourg SARL
8.625% due 06/25/33 ~ 325,000 322,319
8.625% due 06/25/33 ~ † 775,000 768,606
8.875% due 02/12/31 ~ 190,000 195,665
Samarco Mineracao SA
9.500% Cash or 9.000% PIK due 06/30/31 ~ 1,144,314 1,126,613
Yinson Bergenia Production BV
8.498% due 01/31/45 ~ † 1,233,375 1,305,550
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 1,092,893 1,192,936
6,327,260
Bulgaria - 0.5%
Eastern European Electric Co. BV
6.500% due 05/15/30 ~ EUR 825,000 971,964
Cameroon - 0.5%
Golar LNG Ltd.
7.500% due 10/02/30 ~ † $ 950,000 961,702
Cayman - 0.6%
Kona Spc Ltd.
4.966% (EURIBOR + 2.700%)
due 12/29/26 ~ § EUR 1,000,000 1,139,322
Chile - 0.7%
ATP Tower Holdings/Andean Telecom Partners
Chile SpA/Andean Tower Partners C
7.875% due 02/03/30 ~ † $ 1,375,000 1,395,238
Colombia - 0.6%
Grupo Nutresa SA
8.000% due 05/12/30 ~ † 1,200,000 1,272,300
Congo - 1.3%
Ivanhoe Mines Ltd.
7.875% due 01/23/30 ~ 2,625,000 2,655,490
Czech Republic - 2.0%
Czechoslovak Group AS
6.500% due 01/10/31 ~ 1,750,000 1,790,513
a
Principal
Amount Value
Energo - Pro as
6.450% due 04/15/31 ~ EUR 775,000 $ 876,033
8.000% due 05/27/30 ~ 1,050,000 1,244,144
3,910,690
Ghana - 0.7%
Kosmos Energy Ltd.
7.500% due 03/01/28 ~ † $ 1,175,000 1,131,224
8.750% due 10/01/31 ~ 200,000 174,621
1,305,845
Guatemala - 0.9%
Energuate Trust 2 0
6.350% due 09/15/35 ~ † 675,000 662,078
Mobiliare Latam SA/Mobiliare Latam Mexico
SA de CV
6.750% due 11/10/32 ~ † 950,000 947,848
6.750% due 11/10/32 ~ 200,000 199,547
1,809,473
India - 1.3%
Vedanta Resources Finance II PLC
9.475% due 07/24/30 ~ 1,525,000 1,546,145
10.875% due 09/17/29 ~ 1,000,000 1,046,391
2,592,536
Israel - 2.4%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ 1,100,000 1,060,196
Energean PLC
5.625% due 05/12/31 ~ EUR 575,000 648,550
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ $ 1,250,000 1,250,795
Mizrahi Tefahot Bank Ltd.
5.837% due 04/15/36 ~ 1,875,000 1,871,369
4,830,910
Jamaica - 1.1%
Digicel International Finance Ltd./Difl U.S. LLC
8.625% due 08/01/32 ~ 1,775,000 1,807,440
Kingston Airport Revenue Finance Ltd.
6.750% due 12/15/36 ~ 475,000 472,625
2,280,065
Kazakhstan - 0.2%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ 375,000 374,095
Mauritius - 0.7%
Axian Telecom Holding & Management PLC
7.250% due 07/11/30 ~ 1,350,000 1,335,461
Mexico - 5.0%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico
5.125% due 01/18/33 ~ † 700,000 680,795
7.625% due 02/11/35 ~ 1,825,000 1,888,875
Braskem Idesa SAPI
6.990% due 02/20/32 * ~ ∂ 825,000 504,764
7.450% due 11/15/29 * ~ ∂ 1,625,000 989,059
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 622,000 592,393
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 ~ 594,304 595,939

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Petroleos Mexicanos
5.950% due 01/28/31 † $ 625,000 $ 598,030
6.700% due 02/16/32  1,175,000 1,150,925
6.840% due 01/23/30  1,050,000 1,052,975
Saavi Energia SARL
8.875% due 02/10/35 ~ † 1,850,000 1,943,702
9,997,457
Multi-National - 1.2%
Africa Finance Corp.
7.500% due 01/21/30 ~ 1,075,000 1,080,236
Banque Ouest Africaine de Developpement
5.000% due 07/27/27 ~ 1,350,000 1,343,079
2,423,315
Nigeria - 2.2%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 1,825,000 2,152,037
IHS Holding Ltd.
7.875% due 05/29/30 ~ $ 1,350,000 1,368,974
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 807,783 808,732
4,329,743
Pakistan - 0.9%
Veon Midco BV
3.375% due 11/25/27 ~ 1,900,000 1,803,756
Saudi Arabia - 2.8%
BSF Finance
5.761% due 09/03/35 ~ 1,600,000 1,540,636
Riyad Sukuk Ltd.
6.209% due 07/14/35 ~ 1,300,000 1,292,569
Saudi Awwal Bank
5.947% due 09/04/35 ~ 1,400,000 1,371,183
SNB Sukuk Ltd.
5.938% due 07/18/36 ~ 1,300,000 1,294,664
5,499,052
Serbia - 0.4%
Telecommunications Co. Telekom Srbija AD
Belgrade
7.000% due 10/28/29 ~ 900,000 888,391
Singapore - 0.8%
Puma International Financing SA
7.750% due 04/25/29 ~ 1,625,000 1,660,549
South Africa - 1.4%
Sasol Financing USA LLC
due 04/10/33 # ~ 550,000 550,000
Transnet
8.250% due 02/06/28 ~ 2,125,000 2,201,014
2,751,014
Tanzania - 1.1%
HTA Group Ltd.
due 04/01/31 # ~ 775,000 766,906
7.500% due 06/04/29 ~ † 1,425,000 1,451,889
2,218,795
Turkey - 2.2%
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.750% due 05/21/30 ~ 675,000 701,829
a
Principal
Amount Value
Limak Cimento Sanayi ve Ticaret AS
9.750% due 07/25/29 ~ † $ 1,200,000 $ 1,185,394
WE Soda Investments Holding PLC
9.375% due 02/14/31 ~ 1,075,000 1,061,560
9.500% due 10/06/28 ~ 1,450,000 1,449,200
4,397,983
United Arab Emirates - 1.3%
Aldar Properties PJSC
5.875% due 04/14/56 ~ 2,075,000 1,909,061
Emirates Reit Sukuk III Ltd.
7.500% due 12/12/28 ~ § 600,000 603,775
2,512,836
United Kingdom - 0.5%
Standard Chartered PLC
7.000% due 11/14/35 ~ † 300,000 294,449
7.625% due 01/16/32 ~ 600,000 612,980
907,429
Uzbekistan - 0.9%
Ipoteka-Bank ATIB
6.450% due 10/09/30 ~ 475,000 471,852
Uzbekneftegaz JSC
8.750% due 05/07/30 ~ † 1,175,000 1,241,774
1,713,626
Venezuela - 1.2%
Petroleos de Venezuela SA
4.953% due 05/16/49 * ~ ∂ 4,850,000 1,669,370
6.000% due 11/15/26 * ~ ∂ 1,950,000 670,995
2,340,365
Total Corporate Bonds & Notes
    (Cost $81,779,521) 82,269,665
CONVERTIBLE CORPORATE BONDS & NOTES - 0.7%
Ghana - 0.1%
Kosmos Energy Ltd.
3.125% due 03/15/30  250,000 196,759
South Africa - 0.6%
Sasol Financing USA LLC
4.500% due 11/08/27 ~ 1,200,000 1,254,000
Total Convertible Corporate Bonds & Notes
    (Cost $1,262,485) 1,450,759
FOREIGN GOVERNMENT BONDS & NOTES - 42.1%
Angola - 1.5%
Angola Government
8.000% due 11/26/29 ~ 825,000 816,905
8.250% due 05/09/28 ~ 925,000 933,953
9.375% due 03/31/33 ~ 1,300,000 1,287,689
3,038,547
Argentina - 1.7%
Province of Santa Fe
8.100% due 12/11/34 ~ † 1,225,000 1,170,549
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ 1,623,155 1,227,511

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Provincia de Cordoba
8.600% due 02/03/35 ~ † $ 1,025,000 $ 980,156
3,378,216
Bahamas - 0.3%
Bahamas Government
8.250% due 06/24/36 ~ 575,000 615,296
Benin - 0.2%
Benin Sukuk SA
6.200% due 01/29/33 ~ 475,000 441,411
Brazil - 2.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/27  BRL 10,795,000 2,032,052
10.000% due 01/01/35  13,001,000 2,044,112
4,076,164
Cameroon - 0.7%
Republic of Cameroon
8.875% due 01/30/33 ~ $ 1,175,000 1,112,302
9.500% due 07/31/31 ~ 200,000 195,058
1,307,360
Chile - 2.0%
Chile Government
2.750% due 01/31/27  1,325,000 1,307,709
3.240% due 02/06/28  2,775,000 2,721,151
4,028,860
Colombia - 2.4%
Colombia TES
11.000% due 08/22/29  COP 7,928,400,000 1,990,249
13.250% due 02/09/33  10,594,300,000 2,858,267
4,848,516
Czech Republic - 0.8%
Czech Republic Government
3.600% due 06/03/36  CZK 38,900,000 1,647,985
Ecuador - 0.9%
Ecuador Government
4.828% due 07/31/30 ~ $ 630,000 524,318
6.900% due 07/31/35 ~ 684,220 604,289
8.750% due 01/29/34 ~ 775,000 761,437
1,890,044
Egypt - 2.3%
Egypt Government
22.422% due 01/06/28  EGP 33,600,000 607,962
24.458% due 10/01/27  45,300,000 834,760
25.318% due 08/13/27  64,900,000 1,192,854
Egypt Treasury Bills
23.850% due 10/27/26  41,800,000 673,932
25.170% due 08/25/26  26,900,000 451,115
25.170% due 09/08/26  46,300,000 769,599
4,530,222
Ghana - 1.5%
Ghana Government
3.446% due 01/03/30 ~ $ 1,877,760 1,587,218
5.000% due 07/03/29 ~ § 1,378,125 1,317,420
2,904,638
a
Principal
Amount Value
Hungary - 2.3%
Hungary Government
4.500% due 03/23/28  HUF 1,016,600,000 $ 2,914,343
7.000% due 10/24/35  532,100,000 1,583,898
4,498,241
Israel - 0.7%
Israel Government
5.000% due 01/13/36 † $ 1,025,000 988,947
5.875% due 01/13/56 † 525,000 496,479
1,485,426
Ivory Coast - 1.4%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 1,711,000 1,848,092
5.875% due 10/17/31 ~ 775,000 878,413
2,726,505
Lebanon - 0.9%
Lebanon Government
6.100% * ~ ∂ $ 900,000 214,260
6.170% * ~ ∂ 250,000 59,884
6.228% * ~ ∂ 525,000 125,304
6.339% * ~ ∂ 225,000 53,646
6.650% due 11/03/28 * ~ ∂ 400,000 96,076
6.850% due 05/25/29 * ~ ∂ 450,000 108,000
7.000% due 03/20/28 * ~ ∂ 1,800,000 436,770
7.000% due 04/22/31 * ~ ∂ 300,000 73,030
7.050% due 11/02/35 * ~ ∂ 425,000 104,542
7.150% * ~ ∂ 400,000 94,760
7.150% due 11/20/31 * ~ ∂ 300,000 73,307
8.200% due 05/17/33 * ~ ∂ 1,150,000 275,610
1,715,189
Malaysia - 1.5%
Malaysia Government
3.582% due 07/15/32  MYR 12,500,000 3,094,745
Mexico - 3.5%
Eagle Funding Luxco SARL
5.500% due 08/17/30 ~ $ 2,775,000 2,793,038
Mexican Bonos
8.500% due 11/18/38  MXN 54,400,000 2,793,159
Mexico Government
3.750% due 01/11/28  $ 1,375,000 1,357,118
6,943,315
Nigeria - 1.2%
Nigeria Government
6.125% due 09/28/28 ~ 675,000 671,341
6.500% due 11/28/27 ~ 325,000 326,543
7.143% due 02/23/30 ~ 1,350,000 1,362,633
2,360,517
Peru - 2.8%
Peru Government
6.850% due 08/12/35 ~ PEN 9,167,000 2,683,970
6.900% due 08/12/37 ~ 6,830,000 1,947,259
7.600% due 08/12/39 ~ 3,000,000 891,987
5,523,216
Poland - 2.2%
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 11,855,894 2,889,369

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.000% due 10/25/35  PLN 5,675,000 $ 1,432,960
4,322,329
Romania - 3.3%
Romania Government
5.625% due 05/30/37 ~ † EUR 1,325,000 1,446,615
6.700% due 02/25/32  RON 8,800,000 1,946,657
6.750% due 07/11/39 ~ EUR 350,000 404,414
6.850% due 07/29/30  RON 12,225,000 2,739,310
6,536,996
South Africa - 1.0%
Republic of South Africa Government
6.125% due 12/11/37 ~ $ 1,275,000 1,184,475
8.750% due 01/31/44  ZAR 13,550,000 726,142
1,910,617
Turkey - 0.7%
Turkiye Government
30.000% due 09/12/29  TRY 75,850,000 1,490,704
Ukraine - 1.5%
Ukraine Government
4.000% due 02/01/32 ~ ∂ § $ 1,457,500 1,054,229
4.500% due 02/01/34 ~ ∂ § 3,814,451 2,042,421
3,096,650
Uzbekistan - 0.9%
National Bank of Uzbekistan
7.200% due 07/17/30 ~ 675,000 687,754
8.500% due 07/05/29 ~ 1,025,000 1,086,160
1,773,914
Venezuela - 1.2%
Venezuela Government
8.250% * ~ ∂ 1,259,900 543,647
9.000% * ~ ∂ 2,816,000 1,274,240
12.750% * ~ ∂ 1,149,000 583,117
2,401,004
Zambia - 0.7%
Zambia Government
5.750% due 06/30/33 ~ § 1,484,826 1,394,488
Total Foreign Government Bonds & Notes
    (Cost $84,366,620) 83,981,115
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 84.1%
    (Cost $167,408,626) 167,701,539
Shares
SECURITIES LENDING COLLATERAL - 8.1%
Mutual Funds - 1.0%
The Morgan Stanley Institutional Liquidity
Funds 3.520
%
1,955,388 1,955,388
Principal
Amount Value
Repurchase Agreements - 7.1%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$9,786,359; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 10/01/30
- 03/20/65 and an aggregate value of
$9,982,086) $ 9,785,356 $ 9,785,356
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$4,485,656; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $4,596,954) 4,478,676 4,478,676
14,264,032
Total Securities Lending Collateral
(Cost $16,219,420) 16,219,420
a
TOTAL INVESTMENTS - 92.2%
(Cost $183,628,046) 183,920,959
DERIVATIVES - 0.1% 249,005
OTHER ASSETS & LIABILITIES, NET - 7.7% 15,293,852
NET ASSETS - 100.0% $ 199,463,816

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $11,047,031 or
5.5% of the Fund’s net assets were in default.
(b) As of March 31, 2026, forward foreign currency contracts outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
BRL 14,500,000 USD 2,750,797 04/26 HSB $ 41,416 $ –
CNH 69,900,000 USD 10,156,238 04/26 HSB 2,827 –
COP 12,062,929,337 USD 3,269,095 04/26 HSB 5,654 –
EUR 1,212,873 USD 1,407,795 04/26 CIT – (4,969)
EUR 515,106 USD 597,559 04/26 HSB – (1,779)
EUR 3,363,475 USD 3,869,420 04/26 HSB 20,824 –
EUR 162,959 USD 188,528 04/26 JPM – (48)
EUR 3,830,986 USD 4,415,081 04/26 JPM 15,892 –
HUF 201,100,000 USD 601,465 04/26 GSC 2,667 –
IDR 16,876,900,000 USD 993,600 04/26 CIT 749 –
ILS 3,875,000 USD 1,230,725 04/26 JPM 2,509 –
INR 164,850,000 USD 1,733,690 04/26 HSB 23,668 –
MXN 14,332,000 USD 806,893 04/26 HSB – (7,919)
PEN 4,675,000 USD 1,340,041 04/26 GSC 2,527 –
PLN 12,650,000 USD 3,455,491 04/26 CIT – (47,880)
TRY 109,100,000 USD 2,208,167 07/26 JPM – (50,342)
TWD 27,075,000 USD 846,808 04/26 HSB – (1,090)
USD 2,749,816 BRL 14,500,000 04/26 HSB – (42,397)
USD 1,703,787 CNH 11,775,000 04/26 HSB – (7,557)
USD 6,213,042 COP 23,071,028,793 04/26 CIT – (50,099)
USD 312,980 EGP 17,000,000 04/26 JPM 5,434 –
USD 19,095,949 EUR 16,382,033 04/26 CIT 148,254 –
USD 21,253,521 EUR 18,300,000 04/26 HSB 87,478 –
USD 5,096,927 IDR 86,505,300,000 04/26 HSB 225 –
USD 7,479,390 ILS 23,294,388 04/26 HSB 65,857 –
USD 9,938,145 INR 934,775,000 04/26 HSB – (26,878)
USD 3,681,159 MXN 66,550,000 04/26 HSB – (28,839)
USD 7,049,277 PEN 24,400,000 04/26 HSB 42,081 –
USD 618,604 PLN 2,300,000 04/26 HSB – (962)
USD 3,968,112 PLN 14,775,000 04/26 JPM – (11,924)
USD 208,959 TRY 9,475,000 04/26 GSC – (681)
USD 5,002,895 TWD 159,850,000 04/26 CIT 9,798 –
Total Forward Foreign Currency Contracts $ 477,860 ( $ 283,364 )

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) As of March 31, 2026, swap agreements outstanding were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Maturity
Date
Counter-
party
Implied
Credit
Spread at
03/31/26 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/28 GSC 0.336% $ 7,620,000 ( $ 134,294 ) ( $ 143,457 ) $ 9,163
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/28 GSC 0.337% 7,620,000 (133,995) (143,456) 9,461
China Development Bank Q 1.000% 12/20/28 GSC 0.361% 7,620,000 (129,196) (143,456) 14,260
Bank of China Ltd. Q 1.000% 12/20/28 GSC 0.365% 7,620,000 (128,504) (143,456) 14,952
( $ 525,989 ) ( $ 573,825 ) $ 47,836
Exchange
Colombia Government Q 1.000% 06/20/31 ICE 2.285% 1,469,000 85,075 86,809 (1,734)
a
Total Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection 0 ( $ 440,914 ) ( $ 487,016 ) $ 46,102
0
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Maturity
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 ICE EUR 8,870,000 ( $ 761,028 ) ( $ 884,961 ) $ 123,933
CDX.NA.HY.S46 Q 5.000% 06/20/31 ICE $ 14,457,837 (716,782) (561,285) (155,497)
Total Credit Default Swaps on Credit Indices - Buy Protection ( $ 1,477,810 ) ( $ 1,446,246 ) ( $ 31,564 )
Total Credit Default Swaps ( $ 1,918,724 ) ( $ 1,933,262 ) $ 14,538
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.115% 28 Day MXN TIIE L/L LCH 03/15/28 MXN 409,000,000 ( $ 176,545 ) $ 43,946 ( $ 220,491 )
11.085% 1 Day COP IBR Q/Q LCH 03/18/28 COP 55,900,000,000 (269,766) – (269,766)
3.984% 6 Month CZK PRIBOR A/S LCH 03/18/31 CZK 83,700,947 (60,035) – (60,035)
( $ 506,346 ) $ 43,946 ( $ 550,292 )
Total Interest Rate Swaps ( $ 506,346 ) $ 43,946 ( $ 550,292 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills SOFR + 0.850% Q JPM 04/14/26 $ 708,090 $ 81,614 $ – $ 81,614
Nigeria OMO Bills SOFR + 0.850% Q JPM 04/21/26 185,056 28,324 – 28,324
Nigeria OMO Bills SOFR + 0.750% Q JPM 04/28/26 295,737 23,062 – 23,062
Nigeria OMO Bills SOFR + 0.850% Q JPM 05/05/26 232,379 28,678 – 28,678
Nigeria OMO Bills SOFR + 0.850% Q JPM 07/28/26 184,878 3,684 – 3,684
Nigeria OMO Bills SOFR + 0.850% Q JPM 08/04/26 342,895 (2,109) – (2,109)
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% Q CIT 12/18/27 725,732 431,381 – 431,381
Nigeria Government Bonds
1 Day USD Fed
Funds + 0.000% Z CIT 02/25/31 945,561 (9,521) – (9,521)
Nigeria Government Bonds
1 Day USD Fed
Funds + 0.000% Z CIT 06/25/32 767,191 5,150 – 5,150
$ 590,263 $ – $ 590,263
Total Swap Agreements ( $ 1,834,807 ) ( $ 1,889,316 ) $ 54,509

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.7%
Basic Materials - 2.4%
spacing
Linde PLC 22,512 $ 11,160,549
Sherwin-Williams Co. 19,846 6,361,636
17,522,185
Communications - 2.2%
spacing
Cisco Systems, Inc. 91,700 7,115,003
T-Mobile U.S., Inc. 40,020 8,405,401
15,520,404
Consumer, Cyclical - 9.9%
spacing
Costco Wholesale Corp. 4,212 4,196,963
Hilton Worldwide Holdings, Inc. 32,824 9,981,122
Home Depot, Inc. 27,364 8,999,746
Marriott International, Inc. Class A  7,173 2,346,073
McDonald's Corp. 26,926 8,368,332
NIKE, Inc. Class B  39,236 2,072,445
Ross Stores, Inc. 55,341 11,988,521
Tractor Supply Co. 61,138 2,769,551
Walmart, Inc. 108,388 13,470,461
WW Grainger, Inc. 2,900 3,163,349
Yum! Brands, Inc. 26,143 4,064,714
71,421,277
Consumer, Non-Cyclical - 18.8%
spacing
AbbVie, Inc. 43,020 9,356,420
AstraZeneca PLC ADR (United Kingdom)  48,841 9,632,422
Automatic Data Processing, Inc. 14,813 3,009,705
Avery Dennison Corp. 21,298 3,677,739
Becton Dickinson & Co. 12,057 1,895,722
Coca-Cola Co. 141,237 10,741,074
Colgate-Palmolive Co. 89,419 7,621,181
Danaher Corp. 32,564 6,174,134
Elevance Health, Inc. 8,203 2,401,428
Eli Lilly & Co. 12,501 11,498,045
Gilead Sciences, Inc. 60,940 8,493,208
Johnson & Johnson 9,800 2,395,512
McKesson Corp. 11,642 10,074,521
Mondelez International, Inc. Class A  114,750 6,614,190
Philip Morris International, Inc. 48,681 8,048,917
Quest Diagnostics, Inc. 34,600 6,780,908
S&P Global, Inc. 9,670 4,113,038
Stryker Corp. 21,331 7,009,153
Thermo Fisher Scientific, Inc. 16,839 8,276,874
UnitedHealth Group, Inc. 30,582 8,275,183
136,089,374
Energy - 5.7%
spacing
ConocoPhillips 78,416 10,350,912
EOG Resources, Inc. 35,382 5,115,176
Exxon Mobil Corp. 90,331 15,325,557
SLB Ltd. 107,201 5,509,059
Williams Cos., Inc. 71,269 5,186,958
41,487,662
Financial - 20.2%
spacing
American Express Co. 33,785 10,219,287
American Tower Corp. REIT 27,733 4,786,161
Aon PLC Class A  4,802 1,549,990
Bank of America Corp. 259,422 12,646,822
Charles Schwab Corp. 105,464 9,911,507
a Shares Value
Chubb Ltd. 44,756 $ 14,587,323
CME Group, Inc. 12,000 3,544,200
Equity Residential REIT 108,136 6,396,244
Goldman Sachs Group, Inc. 5,443 4,604,724
Hartford Insurance Group, Inc. 38,238 5,170,925
JPMorgan Chase & Co. 75,151 22,106,418
KKR & Co., Inc. 19,000 1,757,500
Marsh & McLennan Cos., Inc. 54,672 9,482,858
Morgan Stanley 66,049 10,869,684
Progressive Corp. 31,101 6,165,462
Visa, Inc. Class A  61,522 18,594,409
Wells Fargo & Co. 47,829 3,807,667
146,201,181
Industrial - 15.4%
spacing
Amphenol Corp. Class A  60,599 7,656,684
Caterpillar, Inc. 9,400 6,659,524
CSX Corp. 132,606 5,443,476
Deere & Co. 16,710 9,412,743
GE Vernova, Inc. 3,398 2,966,114
General Electric Co. 51,105 14,502,066
Honeywell International, Inc. 17,925 4,051,588
Howmet Aerospace, Inc. 38,759 8,932,399
Martin Marietta Materials, Inc. 3,500 2,060,380
Northrop Grumman Corp. 13,886 9,473,585
Old Dominion Freight Line, Inc. 25,676 5,017,090
Rockwell Automation, Inc. 8,102 2,907,646
Schneider Electric SE 19,946 5,432,924
TE Connectivity PLC (Switzerland)  33,235 6,946,780
Trane Technologies PLC 12,394 5,165,075
Union Pacific Corp. 30,946 7,508,118
Waste Connections, Inc. 44,470 7,223,707
111,359,899
Technology - 20.3%
spacing
Accenture PLC Class A  10,885 2,158,387
Analog Devices, Inc. 35,128 11,175,622
Apple, Inc. 145,236 36,859,445
Applied Materials, Inc. 17,813 6,088,305
Broadcom, Inc. 73,799 22,841,529
Broadridge Financial Solutions, Inc. 24,936 4,051,601
Intuit, Inc. 5,800 2,507,804
KLA Corp. 7,612 11,207,985
Microsoft Corp. 87,131 32,253,282
QUALCOMM, Inc. 22,485 2,895,618
Roper Technologies, Inc. 6,940 2,455,788
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  20,500 6,927,975
Texas Instruments, Inc. 28,001 5,436,114
146,859,455
Utilities - 3.8%
spacing
Ameren Corp. 82,252 9,041,140
Atmos Energy Corp. 35,388 6,536,871
CMS Energy Corp. 27,364 2,122,899
NextEra Energy, Inc. 67,730 6,290,763
Southern Co. 32,700 3,156,204
27,147,877
Total Common Stocks
    (Cost $485,457,898) 713,609,314

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Value
TOTAL INVESTMENTS - 98.7%
(Cost $485,457,898) $ 713,609,314
OTHER ASSETS & LIABILITIES, NET - 1.3% 9,103,471
NET ASSETS - 100.0% $ 722,712,785

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.7%
Basic Materials - 1.6%
spacing
Air Products & Chemicals, Inc. 24,903 $ 7,234,072
Albemarle Corp. † 12,861 2,308,935
CF Industries Holdings, Inc. 17,257 2,240,649
Dow, Inc. 78,214 3,257,613
DuPont de Nemours, Inc. 45,785 2,096,953
Ecolab, Inc. 28,483 7,577,048
Freeport-McMoRan, Inc. 160,238 9,418,790
International Flavors & Fragrances, Inc. 28,008 2,031,980
International Paper Co. 61,557 2,197,585
Linde PLC 52,062 25,810,257
LyondellBasell Industries NV Class A  29,197 2,352,110
Mosaic Co. 39,139 998,045
Newmont Corp. 121,669 13,170,669
Nucor Corp. 26,082 4,410,466
PPG Industries, Inc. 24,999 2,671,893
Qnity Electronics, Inc. 22,823 2,633,318
Sherwin-Williams Co. 25,710 8,241,341
Steel Dynamics, Inc. 15,339 2,761,020
101,412,744
Communications - 16.2%
spacing
Airbnb, Inc. Class A * 47,782 6,033,911
Alphabet, Inc. Class A  649,114 186,659,222
Alphabet, Inc. Class C  521,419 149,574,254
Amazon.com, Inc. * 1,089,153 226,837,895
AppLovin Corp. Class A * 30,215 12,025,570
Arista Networks, Inc. * 115,130 14,135,661
AT&T, Inc. 780,518 22,627,217
Booking Holdings, Inc. 3,594 15,131,890
CDW Corp. 14,930 1,806,829
Charter Communications, Inc. Class A †* 9,720 2,098,354
Ciena Corp. * 15,803 6,135,199
Cisco Systems, Inc. 440,521 34,180,024
Comcast Corp. Class A  400,083 11,486,383
Corning, Inc. 87,046 11,835,645
DoorDash, Inc. Class A * 41,974 6,302,396
eBay, Inc. 51,375 4,676,152
EchoStar Corp. Class A †* 14,653 1,715,427
Expedia Group, Inc. 13,171 3,041,052
F5, Inc. * 6,314 1,826,830
FactSet Research Systems, Inc. 3,813 827,383
Fox Corp. Class A  22,517 1,314,993
Fox Corp. Class B  16,890 896,859
Gen Digital, Inc. 60,931 1,147,331
GoDaddy, Inc. Class A * 14,130 1,168,127
Meta Platforms, Inc. Class A  243,856 139,517,333
Motorola Solutions, Inc. 18,570 8,058,823
Netflix, Inc. * 470,743 45,261,939
News Corp. Class A  37,921 945,371
News Corp. Class B  11,270 321,308
Omnicom Group, Inc. 34,761 2,617,851
Palo Alto Networks, Inc. * 90,095 14,444,030
Paramount Skydance Corp. Class B † 21,906 197,592
Robinhood Markets, Inc. Class A * 88,307 6,119,675
T-Mobile U.S., Inc. 52,826 11,095,045
Trade Desk, Inc. Class A * 45,511 1,032,645
Uber Technologies, Inc. * 229,466 16,505,489
VeriSign, Inc. 9,257 2,299,068
Verizon Communications, Inc. 470,167 23,602,383
Walt Disney Co. 197,513 19,036,303
a Shares Value
Warner Bros Discovery, Inc. * 276,985 $ 7,606,008
1,022,145,467
Consumer, Cyclical - 8.1%
spacing
Aptiv PLC * 23,414 1,625,868
AutoZone, Inc. * 1,869 6,313,071
Best Buy Co., Inc. 22,941 1,472,812
Carnival Corp. 128,639 3,329,177
Carvana Co. * 16,024 5,037,625
Chipotle Mexican Grill, Inc. * 145,211 4,648,204
Copart, Inc. * 97,448 3,235,274
Costco Wholesale Corp. 49,488 49,311,328
Cummins, Inc. 15,404 8,287,660
Darden Restaurants, Inc. 12,791 2,507,548
Deckers Outdoor Corp. * 15,282 1,529,575
Delta Air Lines, Inc. 73,461 4,883,687
Dollar General Corp. 24,977 2,965,519
Dollar Tree, Inc. * 20,414 2,235,537
Domino's Pizza, Inc. 3,599 1,291,285
DR Horton, Inc. 29,845 4,095,331
Fastenal Co. 129,265 5,997,896
Ford Motor Co. 426,497 4,921,775
General Motors Co. 98,402 7,330,949
Genuine Parts Co. 15,587 1,648,325
Hasbro, Inc. 14,642 1,370,491
Hilton Worldwide Holdings, Inc. 25,565 7,773,805
Home Depot, Inc. 110,993 36,504,488
Las Vegas Sands Corp. 34,654 1,867,158
Lennar Corp. Class A  23,262 2,020,072
Live Nation Entertainment, Inc. †* 17,327 2,642,541
Lowe's Cos., Inc. 62,542 14,777,424
Lululemon Athletica, Inc. * 12,224 1,871,494
Marriott International, Inc. Class A  24,522 8,020,411
McDonald's Corp. 79,400 24,676,726
MGM Resorts International * 21,655 801,452
NIKE, Inc. Class B  133,167 7,033,881
Norwegian Cruise Line Holdings Ltd. * 51,152 956,542
NVR, Inc. * 314 2,069,207
O'Reilly Automotive, Inc. * 94,060 8,682,679
PACCAR, Inc. 58,855 6,797,753
Pool Corp. 3,314 670,522
PulteGroup, Inc. 20,801 2,446,406
Ralph Lauren Corp. 4,561 1,568,938
Ross Stores, Inc. 36,316 7,867,135
Royal Caribbean Cruises Ltd. 28,315 7,791,722
Southwest Airlines Co. 57,151 2,147,163
Starbucks Corp. 127,024 11,380,080
Tapestry, Inc. 23,204 3,274,316
Target Corp. 51,140 6,198,168
Tesla, Inc. * 313,568 116,568,904
TJX Cos., Inc. 123,810 19,772,457
TKO Group Holdings, Inc. 7,527 1,517,820
Tractor Supply Co. 57,738 2,615,531
Ulta Beauty, Inc. * 5,119 2,675,753
United Airlines Holdings, Inc. * 35,280 3,248,230
Walmart, Inc. 488,741 60,740,731
Williams-Sonoma, Inc. 13,289 2,422,983
WW Grainger, Inc. 4,777 5,210,799
Wynn Resorts Ltd. 9,073 921,363
Yum! Brands, Inc. 30,531 4,746,960
514,320,551
Consumer, Non-Cyclical - 13.8%
spacing
Abbott Laboratories 193,873 19,904,941

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
AbbVie, Inc. 197,052 $ 42,856,839
Agilent Technologies, Inc. 31,109 3,545,804
Align Technology, Inc. * 7,038 1,206,524
Altria Group, Inc. 187,161 12,350,754
Amgen, Inc. 60,037 21,124,018
Archer-Daniels-Midland Co. 53,730 3,905,634
Automatic Data Processing, Inc. 44,075 8,955,159
Avery Dennison Corp. 9,176 1,584,512
Baxter International, Inc. † 62,152 1,044,154
Becton Dickinson & Co. 31,236 4,911,236
Bio-Techne Corp. 19,157 1,001,145
Biogen, Inc. * 16,640 3,050,611
Block, Inc. * 59,683 3,591,723
Boston Scientific Corp. * 165,347 10,375,524
Bristol-Myers Squibb Co. 227,053 13,770,764
Brown-Forman Corp. Class B † 21,069 557,064
Bunge Global SA 15,184 1,931,405
Campbell's Co. † 19,387 431,748
Cardinal Health, Inc. 25,892 5,471,239
Cencora, Inc. 21,709 6,819,665
Centene Corp. * 50,061 1,638,997
Charles River Laboratories International, Inc. * 5,963 1,028,618
Church & Dwight Co., Inc. 26,389 2,462,621
Cigna Group 29,374 7,835,515
Cintas Corp. 38,288 6,476,032
Clorox Co. 13,932 1,443,773
Coca-Cola Co. 431,641 32,826,298
Colgate-Palmolive Co. 90,048 7,674,791
Conagra Brands, Inc. 48,018 754,843
Constellation Brands, Inc. Class A  15,664 2,349,600
Cooper Cos., Inc. * 22,251 1,590,947
Corpay, Inc. * 8,128 2,365,167
Corteva, Inc. 75,938 6,356,770
CVS Health Corp. 141,843 10,187,164
Danaher Corp. 70,145 13,299,492
DaVita, Inc. * 3,310 508,714
Dexcom, Inc. * 42,861 2,691,671
Edwards Lifesciences Corp. * 65,520 5,246,842
Elevance Health, Inc. 24,218 7,089,820
Eli Lilly & Co. 88,350 81,261,679
Equifax, Inc. 13,338 2,401,774
Estee Lauder Cos., Inc. Class A  27,233 1,954,512
GE HealthCare Technologies, Inc. 50,381 3,586,120
General Mills, Inc. 60,055 2,235,247
Gilead Sciences, Inc. 138,328 19,278,773
Global Payments, Inc. 25,503 1,716,352
HCA Healthcare, Inc. 17,453 8,259,458
Henry Schein, Inc. * 12,346 909,900
Hershey Co. 16,423 3,414,177
Hologic, Inc. * 25,779 1,948,635
Hormel Foods Corp. 36,078 817,167
Humana, Inc. 13,107 2,272,623
IDEXX Laboratories, Inc. * 9,027 5,072,181
Incyte Corp. * 19,515 1,836,752
Insulet Corp. * 7,812 1,639,270
Intuitive Surgical, Inc. * 39,595 18,252,899
IQVIA Holdings, Inc. * 18,559 3,165,052
J.M. Smucker Co. 11,158 1,076,078
Johnson & Johnson 268,688 65,678,095
Kenvue, Inc. 212,851 3,669,551
Keurig Dr. Pepper, Inc. 149,164 3,927,488
Kimberly-Clark Corp. 37,276 3,596,016
Kraft Heinz Co. 96,258 2,164,842
Kroger Co. 66,058 4,779,957
a Shares Value
Labcorp Holdings, Inc. 9,088 $ 2,424,769
McCormick & Co., Inc. 28,012 1,412,925
McKesson Corp. 13,666 11,826,010
Medtronic PLC 142,936 12,385,404
Merck & Co., Inc. 276,729 33,287,731
Moderna, Inc. †* 37,565 1,908,302
Molson Coors Beverage Co. Class B  17,610 758,287
Mondelez International, Inc. Class A  143,899 8,294,338
Monster Beverage Corp. * 80,301 5,818,610
Moody's Corp. 17,161 7,486,486
PayPal Holdings, Inc. 102,648 4,642,769
PepsiCo, Inc. 152,372 23,661,848
Pfizer, Inc. 633,918 17,800,417
Philip Morris International, Inc. 173,559 28,696,245
Procter & Gamble Co. 259,111 37,425,993
Quanta Services, Inc. 16,625 9,127,458
Quest Diagnostics, Inc. 12,123 2,375,866
Regeneron Pharmaceuticals, Inc. 11,239 8,683,701
ResMed, Inc. 16,147 3,624,679
Revvity, Inc. † 12,363 1,083,122
Rollins, Inc. 31,156 1,664,042
S&P Global, Inc. 34,117 14,511,325
Solventum Corp. * 15,664 1,022,859
STERIS PLC 10,696 2,365,206
Stryker Corp. 38,401 12,618,185
Sysco Corp. 54,463 3,884,846
Thermo Fisher Scientific, Inc. 41,889 20,589,700
Tyson Foods, Inc. Class A  31,635 2,026,854
United Rentals, Inc. 6,934 5,051,835
UnitedHealth Group, Inc. 100,995 27,328,237
Universal Health Services, Inc. Class B  5,740 1,027,288
Verisk Analytics, Inc. 15,188 2,881,923
Vertex Pharmaceuticals, Inc. * 28,319 12,645,566
Viatris, Inc. 132,003 1,783,361
Waters Corp. * 10,715 3,190,927
West Pharmaceutical Services, Inc. 8,037 2,014,394
Zimmer Biomet Holdings, Inc. 22,203 2,007,595
Zoetis, Inc. 47,567 5,622,895
872,094,734
Energy - 4.0%
spacing
APA Corp. 41,405 1,757,228
Baker Hughes Co. 110,553 6,749,261
Chevron Corp. 208,996 43,241,272
ConocoPhillips 136,598 18,030,936
Coterra Energy, Inc. 86,474 3,038,696
Devon Energy Corp. 70,552 3,550,177
Diamondback Energy, Inc. 21,641 4,280,373
EOG Resources, Inc. 60,496 8,745,907
EQT Corp. 68,009 4,328,093
Expand Energy Corp. 26,295 2,886,665
Exxon Mobil Corp. 465,931 79,049,854
First Solar, Inc. * 12,378 2,441,684
Halliburton Co. 93,836 3,658,666
Kinder Morgan, Inc. 218,903 7,339,818
Marathon Petroleum Corp. 32,891 8,031,324
Occidental Petroleum Corp. 79,529 5,169,385
ONEOK, Inc. 70,619 6,383,252
Phillips 66 44,950 8,188,991
SLB Ltd. 166,719 8,567,689
Targa Resources Corp. 24,162 6,058,138
Texas Pacific Land Corp. 6,636 3,149,180
Valero Energy Corp. 33,239 8,212,692

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Williams Cos., Inc. 136,158 $ 9,909,579
252,768,860
Financial - 13.5%
spacing
Aflac, Inc. 51,405 5,639,643
Alexandria Real Estate Equities, Inc. REIT 15,605 724,384
Allstate Corp. 28,517 5,912,715
American Express Co. 59,711 18,061,383
American International Group, Inc. 58,801 4,424,775
American Tower Corp. REIT 52,195 9,007,813
Ameriprise Financial, Inc. 10,124 4,499,106
Aon PLC Class A  24,010 7,749,948
Apollo Global Management, Inc. 52,320 5,829,494
Arch Capital Group Ltd. * 39,855 3,825,681
ARES Management Corp. Class A  23,869 2,604,108
Arthur J Gallagher & Co. 28,869 6,252,448
Assurant, Inc. 6,009 1,308,820
AvalonBay Communities, Inc. REIT 15,412 2,517,550
Bank of America Corp. 739,810 36,065,738
Bank of New York Mellon Corp. 76,734 9,102,954
Berkshire Hathaway, Inc. Class B * 204,449 97,971,961
Blackrock, Inc. 16,087 15,471,029
Blackstone, Inc. 83,474 9,598,675
Brown & Brown, Inc. 32,976 2,150,365
BXP, Inc. REIT 15,780 818,982
Camden Property Trust REIT 10,689 1,043,888
Capital One Financial Corp. 69,694 12,714,276
Cboe Global Markets, Inc. 11,149 3,133,649
CBRE Group, Inc. Class A * 31,945 4,327,270
Charles Schwab Corp. 186,230 17,501,895
Chubb Ltd. 40,553 13,217,439
Cincinnati Financial Corp. 17,974 2,828,209
Citigroup, Inc. 194,834 22,096,124
Citizens Financial Group, Inc. 48,546 2,911,304
CME Group, Inc. 40,204 11,874,251
Coinbase Global, Inc. Class A * 24,985 4,362,631
CoStar Group, Inc. * 47,057 1,898,279
Crown Castle, Inc. REIT 47,792 3,885,968
Digital Realty Trust, Inc. REIT 36,257 6,533,874
Equinix, Inc. REIT 10,955 10,738,529
Equity Residential REIT 37,122 2,195,766
Erie Indemnity Co. Class A  3,210 806,705
Essex Property Trust, Inc. REIT 7,187 1,739,254
Everest Group Ltd. 4,338 1,417,875
Extra Space Storage, Inc. REIT 24,015 3,149,087
Federal Realty Investment Trust REIT 8,476 900,236
Fifth Third Bancorp 98,016 4,553,823
Franklin Resources, Inc. 31,577 745,849
Globe Life, Inc. 9,081 1,263,803
Goldman Sachs Group, Inc. 33,440 28,289,906
Hartford Insurance Group, Inc. 30,717 4,153,860
Healthpeak Properties, Inc. REIT 81,450 1,338,224
Host Hotels & Resorts, Inc. REIT 70,409 1,349,036
Huntington Bancshares, Inc. 221,572 3,467,602
Interactive Brokers Group, Inc. Class A  49,721 3,334,787
Intercontinental Exchange, Inc. 63,339 9,961,958
Invesco Ltd. 48,321 1,173,717
Invitation Homes, Inc. REIT 64,458 1,601,781
Iron Mountain, Inc. REIT 33,190 3,390,027
JPMorgan Chase & Co. 300,608 88,426,849
KeyCorp 102,774 2,060,619
Kimco Realty Corp. REIT 75,731 1,701,676
KKR & Co., Inc. 76,916 7,114,730
Loews Corp. 18,263 1,949,393
a Shares Value
M&T Bank Corp. 16,749 $ 3,462,353
Marsh & McLennan Cos., Inc. 53,977 9,362,311
Mastercard, Inc. Class A  90,800 45,369,128
MetLife, Inc. 60,315 4,265,477
Mid-America Apartment Communities, Inc. REIT 13,149 1,605,756
Morgan Stanley 134,135 22,074,597
Nasdaq, Inc. 49,158 4,173,023
Northern Trust Corp. 20,211 2,820,849
PNC Financial Services Group, Inc. 45,032 9,370,709
Principal Financial Group, Inc. 21,356 1,924,389
Progressive Corp. 65,346 12,954,191
Prologis, Inc. REIT 103,640 13,699,135
Prudential Financial, Inc. 38,141 3,725,994
Public Storage REIT 17,209 4,661,574
Raymond James Financial, Inc. 19,907 2,882,335
Realty Income Corp. REIT 103,389 6,325,339
Regency Centers Corp. REIT 18,791 1,421,727
Regions Financial Corp. 98,527 2,573,525
SBA Communications Corp. REIT 11,739 2,020,399
Simon Property Group, Inc. REIT 36,616 6,829,983
State Street Corp. 31,925 4,040,428
Synchrony Financial 37,515 2,551,770
T. Rowe Price Group, Inc. 24,418 2,201,039
Travelers Cos., Inc. 24,188 7,055,156
Truist Financial Corp. 139,408 6,408,586
U.S. Bancorp 173,309 9,013,801
UDR, Inc. REIT 35,219 1,189,698
Ventas, Inc. REIT 53,470 4,372,777
VICI Properties, Inc. REIT 116,476 3,182,124
Visa, Inc. Class A  187,431 56,649,145
W.R. Berkley Corp. 32,760 2,171,333
Wells Fargo & Co. 344,804 27,449,846
Welltower, Inc. REIT 77,795 15,380,849
Weyerhaeuser Co. REIT 80,712 1,971,794
Willis Towers Watson PLC 10,285 2,989,850
852,842,711
Industrial - 8.5%
spacing
3M Co. 59,165 8,592,533
A.O. Smith Corp. 13,019 858,473
Allegion PLC 9,917 1,440,841
Amcor PLC † 49,762 1,978,040
AMETEK, Inc. 25,963 5,565,429
Amphenol Corp. Class A  137,049 17,316,141
Axon Enterprise, Inc. * 9,011 3,826,882
Ball Corp. 29,918 1,768,453
Boeing Co. * 87,561 17,427,266
Builders FirstSource, Inc. * 11,673 961,038
Carrier Global Corp. 86,275 4,858,145
Caterpillar, Inc. 51,876 36,752,071
CH Robinson Worldwide, Inc. 12,682 2,106,100
Coherent Corp. * 21,102 5,026,707
Comfort Systems USA, Inc. 3,969 5,473,211
CRH PLC 74,822 7,865,289
CSX Corp. 207,697 8,525,962
Deere & Co. 28,107 15,832,673
Dover Corp. 15,480 3,226,806
Eaton Corp. PLC 43,304 15,488,542
EMCOR Group, Inc. 5,015 3,702,625
Emerson Electric Co. 62,664 8,210,237
Expeditors International of Washington, Inc. 15,463 2,214,765
FedEx Corp. 24,185 8,614,213
Fortive Corp. 35,175 1,944,474
Garmin Ltd. 18,587 4,312,370

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
GE Vernova, Inc. 30,051 $ 26,231,518
Generac Holdings, Inc. * 6,949 1,357,348
General Dynamics Corp. 28,295 9,711,410
General Electric Co. 116,936 33,182,929
Honeywell International, Inc. 70,786 15,999,760
Howmet Aerospace, Inc. 44,702 10,302,023
Hubbell, Inc. 5,792 2,842,366
Huntington Ingalls Industries, Inc. 4,315 1,639,268
IDEX Corp. 8,497 1,610,606
Illinois Tool Works, Inc. 29,240 7,610,880
Ingersoll Rand, Inc. 39,183 3,139,342
Jabil, Inc. 12,037 3,197,388
Jacobs Solutions, Inc. 12,551 1,597,491
JB Hunt Transport Services, Inc. 8,076 1,711,304
Johnson Controls International PLC 68,241 8,936,159
Keysight Technologies, Inc. * 19,372 5,470,072
L3Harris Technologies, Inc. 20,920 7,220,538
Lennox International, Inc. 3,557 1,650,910
Lockheed Martin Corp. 22,574 13,643,500
Martin Marietta Materials, Inc. 6,682 3,933,560
Masco Corp. 21,876 1,320,654
Mettler-Toledo International, Inc. * 2,273 2,866,708
Nordson Corp. 6,055 1,610,993
Norfolk Southern Corp. 25,121 7,209,727
Northrop Grumman Corp. 14,893 10,160,600
Old Dominion Freight Line, Inc. 21,051 4,113,365
Otis Worldwide Corp. 42,470 3,273,588
Packaging Corp. of America 9,769 2,073,177
Parker-Hannifin Corp. 14,072 12,597,817
Pentair PLC 18,549 1,615,803
Republic Services, Inc. 22,125 4,845,818
Rockwell Automation, Inc. 12,292 4,411,353
RTX Corp. 149,656 28,868,642
Smurfit Westrock PLC 58,327 2,324,331
Snap-on, Inc. 5,775 2,097,596
Stanley Black & Decker, Inc. 17,232 1,224,506
TE Connectivity PLC (Switzerland)  32,958 6,888,881
Teledyne Technologies, Inc. * 5,252 3,177,513
Textron, Inc. 18,780 1,644,377
Trane Technologies PLC 24,677 10,283,893
TransDigm Group, Inc. 6,301 7,302,607
Trimble, Inc. * 27,341 1,783,453
Union Pacific Corp. 66,159 16,051,497
United Parcel Service, Inc. Class B  82,450 8,111,431
Veralto Corp. 28,672 2,535,178
Vertiv Holdings Co. Class A  42,652 10,687,738
Vulcan Materials Co. 14,488 3,945,082
Waste Management, Inc. 41,372 9,506,872
Westinghouse Air Brake Technologies Corp. 18,630 4,655,823
Xylem, Inc. 27,152 3,244,664
535,311,345
Technology - 30.5%
spacing
Accenture PLC Class A  68,603 13,603,289
Adobe, Inc. * 45,768 11,125,285
Advanced Micro Devices, Inc. * 181,780 36,979,505
Akamai Technologies, Inc. * 16,768 1,925,805
Analog Devices, Inc. 54,479 17,331,949
Apple, Inc. 1,636,849 415,415,908
Applied Materials, Inc. 88,495 30,246,706
Autodesk, Inc. * 23,212 5,556,953
Broadcom, Inc. 528,620 163,613,176
Broadridge Financial Solutions, Inc. 12,723 2,067,233
Cadence Design Systems, Inc. * 30,349 8,433,077
a Shares Value
Cognizant Technology Solutions Corp. Class A  52,710 $ 3,233,758
Crowdstrike Holdings, Inc. Class A * 28,107 10,973,254
Datadog, Inc. Class A * 37,009 4,368,912
Dell Technologies, Inc. Class C  33,134 5,438,283
Electronic Arts, Inc. 24,662 5,027,842
EPAM Systems, Inc. * 5,707 772,728
Fair Isaac Corp. * 2,603 2,778,807
Fidelity National Information Services, Inc. 56,688 2,659,234
Fiserv, Inc. * 58,613 3,270,605
Fortinet, Inc. * 71,280 5,825,002
Gartner, Inc. * 7,724 1,223,018
Hewlett Packard Enterprise Co. 146,375 3,485,189
HP, Inc. 103,806 1,994,113
Intel Corp. * 523,495 23,101,834
International Business Machines Corp. 104,217 25,261,159
Intuit, Inc. 31,026 13,415,022
Jack Henry & Associates, Inc. 8,556 1,352,190
KLA Corp. 14,614 21,517,800
Lam Research Corp. 139,230 29,747,882
Leidos Holdings, Inc. 14,690 2,284,589
Lumentum Holdings, Inc. * 8,014 5,631,919
Microchip Technology, Inc. 59,153 3,821,875
Micron Technology, Inc. 125,487 42,394,528
Microsoft Corp. 827,908 306,466,704
Monolithic Power Systems, Inc. 5,431 5,937,984
MSCI, Inc. 8,228 4,434,974
NetApp, Inc. 22,481 2,301,830
NVIDIA Corp. 2,709,287 472,499,653
NXP Semiconductors NV (Netherlands)  28,383 5,587,477
ON Semiconductor Corp. * 42,936 2,658,597
Oracle Corp. 189,061 27,812,764
Palantir Technologies, Inc. Class A * 254,688 37,255,761
Paychex, Inc. 35,764 3,294,580
PTC, Inc. * 13,258 1,889,132
QUALCOMM, Inc. 118,963 15,320,055
Roper Technologies, Inc. 11,730 4,150,778
Salesforce, Inc. † 104,469 19,501,228
Sandisk Corp. * 16,457 10,455,790
Seagate Technology Holdings PLC 24,314 9,525,253
ServiceNow, Inc. * 116,622 12,192,830
Skyworks Solutions, Inc. † 15,699 840,681
Super Micro Computer, Inc. * 56,519 1,286,938
Synopsys, Inc. * 21,331 8,457,315
Take-Two Interactive Software, Inc. * 19,901 3,930,448
Teradyne, Inc. 17,653 5,233,408
Texas Instruments, Inc. 101,186 19,644,250
Tyler Technologies, Inc. * 4,820 1,650,272
Western Digital Corp. 37,900 10,251,571
Workday, Inc. Class A * 23,648 3,072,348
Zebra Technologies Corp. Class A * 5,170 1,080,944
1,922,611,994
Utilities - 2.5%
spacing
AES Corp. 84,670 1,193,000
Alliant Energy Corp. 28,306 2,031,239
Ameren Corp. 31,598 3,473,252
American Electric Power Co., Inc. 60,302 7,904,386
American Water Works Co., Inc. 21,264 2,893,818
Atmos Energy Corp. 18,532 3,423,231
CenterPoint Energy, Inc. 74,414 3,211,708
CMS Energy Corp. 35,046 2,718,869
Consolidated Edison, Inc. 41,048 4,645,813
Constellation Energy Corp. 34,744 9,702,262
Dominion Energy, Inc. 96,166 5,944,982

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
DTE Energy Co. 23,484 $ 3,433,831
Duke Energy Corp. 86,704 11,353,022
Edison International 41,933 3,068,657
Entergy Corp. 50,886 5,717,551
Evergy, Inc. 25,339 2,075,771
Eversource Energy 40,887 2,832,651
Exelon Corp. 114,054 5,590,927
FirstEnergy Corp. 59,267 3,002,466
NextEra Energy, Inc. 232,197 21,566,457
NiSource, Inc. 52,554 2,452,170
NRG Energy, Inc. 24,287 3,549,302
PG&E Corp. 243,726 4,282,266
Pinnacle West Capital Corp. 13,424 1,352,468
PPL Corp. 84,255 3,218,541
Public Service Enterprise Group, Inc. 54,475 4,409,751
Sempra 73,106 7,103,710
Southern Co. 122,766 11,849,374
Vistra Corp. 35,954 5,404,965
WEC Energy Group, Inc. 35,450 4,104,047
Xcel Energy, Inc. 66,889 5,313,662
158,824,149
Total Common Stocks
    (Cost $2,991,588,020) 6,232,332,555
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $2,991,588,020) 6,232,332,555
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 4,136,573 4,136,573
Principal
Amount
Repurchase Agreements - 0.5%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$20,702,793; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $21,116,848) $ 20,700,671 20,700,671
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$9,489,290; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$9,724,739) 9,474,526 9,474,526
30,175,197
Total Securities Lending Collateral
(Cost $34,311,770) 34,311,770
a
Value
TOTAL INVESTMENTS - 99.3%
(Cost $3,025,899,790) $ 6,266,644,325
DERIVATIVES - (0.0%) (819,492)
OTHER ASSETS & LIABILITIES, NET - 0.7% 43,107,080
NET ASSETS - 100.0% $ 6,308,931,913

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/26 220 $ 73,097,742 $ 72,278,250 ( $ 819,492 )

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.3%
Communications - 23.7%
spacing
Alphabet, Inc. Class C  70,450 $ 20,209,287
Amazon.com, Inc. * 157,931 32,892,289
AppLovin Corp. Class A * 10,010 3,983,980
Booking Holdings, Inc. 1,650 6,947,028
DoorDash, Inc. Class A * 39,886 5,988,883
MercadoLibre, Inc. * (Brazil)  7,195 12,440,299
Meta Platforms, Inc. Class A  28,253 16,164,389
Shopify, Inc. Class A * (Canada)  49,367 5,855,914
104,482,069
Consumer, Cyclical - 5.1%
spacing
Chipotle Mexican Grill, Inc. * 117,808 3,771,034
Core & Main, Inc. Class A * 178,265 8,806,291
DraftKings, Inc. Class A * 452,153 9,775,548
22,352,873
Consumer, Non-Cyclical - 16.0%
spacing
Argenx SE ADR * (Netherlands)  11,091 8,099,203
Danaher Corp. 42,472 8,052,691
Eli Lilly & Co. 15,980 14,697,925
Legence Corp. Class A * 223,782 12,634,732
Madrigal Pharmaceuticals, Inc. * 8,840 4,627,475
Medline, Inc. Class A * 65,131 2,898,329
Revolution Medicines, Inc. * 31,993 3,111,319
Surgery Partners, Inc. * 525,075 6,258,894
UnitedHealth Group, Inc. 28,025 7,583,285
Vaxcyte, Inc. * 47,420 2,755,576
70,719,429
Financial - 2.7%
spacing
Intercontinental Exchange, Inc. 33,234 5,227,043
Mastercard, Inc. Class A  13,306 6,648,476
11,875,519
Industrial - 7.7%
spacing
Boeing Co. * 41,354 8,230,687
Forgent Power Solutions, Inc. * 156,900 4,592,463
Howmet Aerospace, Inc. 63,833 14,710,953
Vertiv Holdings Co. Class A  26,152 6,553,168
34,087,271
Technology - 44.1%
spacing
Apple, Inc. 83,558 21,206,185
Broadcom, Inc. 79,849 24,714,064
Datadog, Inc. Class A * 74,695 8,817,745
Global-e Online Ltd. * (Israel)  138,288 4,266,185
Lam Research Corp. 19,396 4,144,149
Microsoft Corp. 77,198 28,576,384
Nebius Group NV * (Netherlands)  57,397 5,955,513
NVIDIA Corp. 290,127 50,598,149
Oracle Corp. 117,315 17,258,209
Palantir Technologies, Inc. Class A * 35,909 5,252,768
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  70,397 23,790,666
194,580,017
Total Common Stocks
    (Cost $332,613,898) 438,097,178
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.8%
Commercial Paper - 0.8%
Victory Receivables Corp.
3.786% due 04/01/26 ~ $ 3,600,000 $ 3,599,633
Total Short-Term Investments
(Cost $3,600,000) 3,599,633
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.1%
    (Cost $336,213,898) 441,696,811
Shares
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 446,847 446,847
Principal
Amount
Repurchase Agreements - 0.7%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$2,236,389; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $2,281,117) $ 2,236,160 2,236,160
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,025,067; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,050,501) 1,023,472 1,023,472
3,259,632
Total Securities Lending Collateral
(Cost $3,706,479) 3,706,479
a
TOTAL INVESTMENTS - 100.9%
(Cost $339,920,377) 445,403,290
OTHER ASSETS & LIABILITIES, NET - (0.9%) (4,130,345)
NET ASSETS - 100.0% $ 441,272,945

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.4%
Basic Materials - 0.6%
spacing
Linde PLC 16,828 $ 8,342,649
Communications - 22.0%
spacing
Airbnb, Inc. Class A * 63,666 8,039,742
Alphabet, Inc. Class A  384,357 110,525,699
Amazon.com, Inc. * 427,433 89,021,471
AppLovin Corp. Class A * 27,034 10,759,532
Arista Networks, Inc. * 100,059 12,285,244
Meta Platforms, Inc. Class A  70,885 40,555,435
Shopify, Inc. Class A * (Canada)  87,125 10,334,768
Spotify Technology SA * 32,875 15,941,416
Uber Technologies, Inc. * 134,455 9,671,348
307,134,655
Consumer, Cyclical - 3.5%
spacing
Ferguson Enterprises, Inc. 17,113 3,991,778
Hilton Worldwide Holdings, Inc. 58,709 17,852,233
O'Reilly Automotive, Inc. * 93,483 8,629,416
Starbucks Corp. 134,522 12,051,826
TKO Group Holdings, Inc. 28,971 5,842,002
48,367,255
Consumer, Non-Cyclical - 8.9%
spacing
Abbott Laboratories 87,419 8,975,309
Agilent Technologies, Inc. 51,403 5,858,914
Boston Scientific Corp. * 130,224 8,171,556
Danaher Corp. 82,090 15,564,264
Gilead Sciences, Inc. 96,784 13,488,786
Medline, Inc. Class A * 126,043 5,608,913
Medtronic PLC 177,358 15,368,071
Monster Beverage Corp. * 159,321 11,544,400
Moody's Corp. 6,926 3,021,467
Philip Morris International, Inc. 67,664 11,187,566
Thermo Fisher Scientific, Inc. 44,840 22,040,205
Verisk Analytics, Inc. 15,783 2,994,824
123,824,275
Energy - 0.6%
spacing
Cheniere Energy, Inc. 31,330 8,890,201
Financial - 7.0%
spacing
ARES Management Corp. Class A  20,813 2,270,698
CBRE Group, Inc. Class A * 43,956 5,954,280
CoStar Group, Inc. * 26,244 1,058,683
Goldman Sachs Group, Inc. 11,922 10,085,893
KKR & Co., Inc. 78,078 7,222,215
LPL Financial Holdings, Inc. 29,414 8,848,614
Mastercard, Inc. Class A  87,633 43,786,705
Nasdaq, Inc. 165,946 14,087,156
PNC Financial Services Group, Inc. 19,062 3,966,611
97,280,855
Industrial - 11.4%
spacing
Amphenol Corp. Class A  186,035 23,505,522
Axon Enterprise, Inc. * 9,289 3,944,945
Caterpillar, Inc. 11,616 8,229,471
Curtiss-Wright Corp. 6,768 4,609,820
Eaton Corp. PLC 20,253 7,243,891
Emerson Electric Co. 38,721 5,073,225
a Shares Value
GE Vernova, Inc. 40,253 $ 35,136,844
General Electric Co. 75,308 21,370,151
Howmet Aerospace, Inc. 93,199 21,478,642
Ingersoll Rand, Inc. 46,842 3,752,981
RTX Corp. 30,723 5,926,467
Trane Technologies PLC 21,343 8,894,482
Vulcan Materials Co. 34,320 9,345,336
158,511,777
Technology - 45.2%
spacing
Apple, Inc. 516,675 131,126,948
Applied Materials, Inc. 25,541 8,729,658
ASML Holding NV (Netherlands)  3,483 4,631,540
Autodesk, Inc. * 72,955 17,465,427
Broadcom, Inc. 133,235 41,237,565
Cadence Design Systems, Inc. * 39,646 11,016,434
Guidewire Software, Inc. * 38,923 5,821,324
KLA Corp. 10,009 14,737,352
Microsoft Corp. 358,318 132,638,574
MongoDB, Inc. * 12,392 3,033,190
NVIDIA Corp. 1,167,915 203,684,376
SAP SE (Germany)  24,820 4,231,377
Seagate Technology Holdings PLC 28,010 10,973,198
Snowflake, Inc. * 43,419 6,548,454
Synopsys, Inc. * 9,897 3,923,963
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  62,224 21,028,601
Take-Two Interactive Software, Inc. * 44,213 8,732,067
629,560,048
Utilities - 0.2%
spacing
Vistra Corp. 17,994 2,705,038
Total Common Stocks
    (Cost $1,115,747,764) 1,384,616,753
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government Agency Issues - 0.7%
Federal Home Loan Mortgage Corp. Discount
Notes
3.696% due 04/01/26  $ 9,277,000 9,276,078
Total Short-Term Investments
(Cost $9,277,000) 9,276,078
TOTAL INVESTMENTS - 100.1%
(Cost $1,125,024,764) 1,393,892,831
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,129,525)
NET ASSETS - 100.0% $ 1,392,763,306

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.1%
Basic Materials - 1.5%
spacing
Ecolab, Inc. 12,973 $ 3,451,078
Linde PLC 4,536 2,248,767
PPG Industries, Inc. 12,256 1,309,921
7,009,766
Communications - 15.4%
spacing
Alphabet, Inc. Class A ‡ 48,699 14,003,884
Alphabet, Inc. Class C ‡ 31,979 9,173,496
Amazon.com, Inc. * ‡ 91,031 18,959,026
AppLovin Corp. Class A * 1,109 441,382
Arista Networks, Inc. * ‡ 13,962 1,714,254
AT&T, Inc. ‡ 142,544 4,132,351
Booking Holdings, Inc. 209 879,957
Charter Communications, Inc. Class A * ‡ 1,052 227,106
Comcast Corp. Class A  30,181 866,497
Corning, Inc. 3,522 478,886
DoorDash, Inc. Class A * 2,834 425,525
EchoStar Corp. Class A * 1,262 147,742
Expedia Group, Inc. 4,766 1,100,422
Meta Platforms, Inc. Class A ‡ 19,454 11,130,217
Motorola Solutions, Inc. 1,363 591,501
Netflix, Inc. * 31,138 2,993,919
Omnicom Group, Inc. 6,980 525,664
Walt Disney Co. ‡ 30,700 2,958,866
70,750,695
Consumer, Cyclical - 8.0%
spacing
Aptiv PLC * 4,100 284,704
AutoZone, Inc. * 477 1,611,201
Burlington Stores, Inc. * ‡ 5,104 1,660,740
Carnival Corp. 49,978 1,293,431
Chipotle Mexican Grill, Inc. * ‡ 54,422 1,742,048
Delta Air Lines, Inc. 10,203 678,295
Hilton Worldwide Holdings, Inc. ‡ 9,952 3,026,204
Lennar Corp. Class A  4,112 357,086
Lowe's Cos., Inc. ‡ 17,357 4,101,112
McDonald's Corp. ‡ 11,326 3,520,008
NIKE, Inc. Class B  21,061 1,112,442
Ross Stores, Inc. 11,054 2,394,628
Tesla, Inc. * ‡ 22,042 8,194,113
United Airlines Holdings, Inc. * 3,810 350,787
Walmart, Inc. ‡ 29,683 3,689,003
Warner Music Group Corp. Class A  12,835 327,806
Yum! Brands, Inc. ‡ 14,842 2,307,634
36,651,242
Consumer, Non-Cyclical - 13.2%
spacing
AbbVie, Inc. ‡ 24,271 5,278,700
Affirm Holdings, Inc. * 5,399 247,382
Altria Group, Inc. 13,997 923,662
Boston Scientific Corp. * ‡ 30,577 1,918,707
Bristol-Myers Squibb Co. ‡ 46,287 2,807,307
Church & Dwight Co., Inc. 9,721 907,164
Cigna Group ‡ 6,086 1,623,440
Corpay, Inc. * ‡ 5,862 1,705,783
Danaher Corp. ‡ 8,360 1,585,056
Edwards Lifesciences Corp. * ‡ 23,600 1,889,888
Eli Lilly & Co. ‡ 5,420 4,985,153
HCA Healthcare, Inc. 1,347 637,454
Humana, Inc. 5,129 889,317
a Shares Value
Johnson & Johnson ‡ 25,985 $ 6,351,773
Keurig Dr. Pepper, Inc. 48,187 1,268,764
McKesson Corp. 1,096 948,435
Medline, Inc. Class A * 7,325 325,962
Medtronic PLC 26,932 2,333,658
Merck & Co., Inc. ‡ 3,293 396,115
Mondelez International, Inc. Class A ‡ 49,385 2,846,551
Neurocrine Biosciences, Inc. * 2,555 336,596
PepsiCo, Inc. ‡ 31,709 4,924,091
Philip Morris International, Inc. ‡ 20,241 3,346,647
Regeneron Pharmaceuticals, Inc. ‡ 2,975 2,298,604
Stryker Corp. ‡ 9,937 3,265,199
Toast, Inc. Class A * 17,046 451,889
United Rentals, Inc. 923 672,461
UnitedHealth Group, Inc. ‡ 9,308 2,518,652
Vertex Pharmaceuticals, Inc. * ‡ 3,648 1,628,978
Waters Corp. * 2,973 885,359
WEX, Inc. * 1,138 174,160
60,372,907
Energy - 4.0%
spacing
Baker Hughes Co. 35,966 2,195,724
Diamondback Energy, Inc. 6,830 1,350,906
EOG Resources, Inc. ‡ 26,944 3,895,294
EQT Corp. 14,428 918,198
Exxon Mobil Corp. ‡ 58,885 9,990,429
18,350,551
Financial - 13.6%
spacing
American Express Co. 5,754 1,740,470
American Tower Corp. REIT 2,744 473,560
Ameriprise Financial, Inc. 983 436,845
Aon PLC Class A  7,476 2,413,103
Apollo Global Management, Inc. ‡ 9,127 1,016,930
Arch Capital Group Ltd. * 6,802 652,924
Arthur J Gallagher & Co. ‡ 11,630 2,518,825
Bank of America Corp. ‡ 89,400 4,358,250
Berkshire Hathaway, Inc. Class B * ‡ 13,389 6,416,009
Blackstone, Inc. 8,072 928,199
Capital One Financial Corp. 11,054 2,016,581
Charles Schwab Corp. ‡ 38,600 3,627,628
Chubb Ltd. 2,494 812,870
Citigroup, Inc. 18,449 2,092,301
CME Group, Inc. 5,049 1,491,222
Equinix, Inc. REIT 2,226 2,182,014
Equity LifeStyle Properties, Inc. REIT 14,524 906,588
Fifth Third Bancorp 38,731 1,799,442
Mastercard, Inc. Class A ‡ 12,491 6,241,253
Morgan Stanley 11,787 1,939,787
Progressive Corp. ‡ 4,908 972,962
SBA Communications Corp. REIT 4,449 765,717
State Street Corp. 5,358 678,109
U.S. Bancorp 45,297 2,355,897
Ventas, Inc. REIT 30,193 2,469,184
Visa, Inc. Class A ‡ 15,755 4,761,791
Wells Fargo & Co. ‡ 57,846 4,605,120
Welltower, Inc. REIT 8,556 1,691,607
62,365,188
Industrial - 8.9%
spacing
3M Co. ‡ 25,301 3,674,464
Amphenol Corp. Class A  24,837 3,138,155
Ball Corp. 3,062 180,995

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Carrier Global Corp. ‡ 12,204 $ 687,207
Deere & Co. ‡ 5,091 2,867,760
Dover Corp. 7,360 1,534,192
Eaton Corp. PLC 5,792 2,071,625
Emerson Electric Co. 8,833 1,157,300
FedEx Corp. 4,800 1,709,664
GE Vernova, Inc. 2,167 1,891,574
Howmet Aerospace, Inc. ‡ 17,011 3,920,355
Ingersoll Rand, Inc. 9,154 733,419
Martin Marietta Materials, Inc. 1,441 848,288
Masco Corp. ‡ 16,719 1,009,326
Otis Worldwide Corp. 9,703 747,907
RTX Corp. ‡ 24,043 4,637,895
Textron, Inc. 9,361 819,649
Trane Technologies PLC 10,517 4,382,855
TransDigm Group, Inc. 1,439 1,667,744
Union Pacific Corp. 6,547 1,588,433
Vertiv Holdings Co. Class A  1,535 384,640
Vulcan Materials Co. 3,448 938,890
40,592,337
Technology - 31.9%
spacing
Accenture PLC Class A  5,091 1,009,494
Advanced Micro Devices, Inc. * 12,476 2,537,993
Analog Devices, Inc. ‡ 10,206 3,246,937
Apple, Inc. ‡ 117,619 29,850,526
Autodesk, Inc. * 4,907 1,174,736
Broadcom, Inc. ‡ 41,493 12,842,498
Cadence Design Systems, Inc. * 4,046 1,124,262
Cognizant Technology Solutions Corp. Class A  32,490 1,993,262
Fidelity National Information Services, Inc. 25,909 1,215,391
Fortinet, Inc. * 5,310 433,933
Intuit, Inc. ‡ 4,400 1,902,472
Lam Research Corp. 18,335 3,917,456
Leidos Holdings, Inc. ‡ 10,547 1,640,269
Micron Technology, Inc. 10,525 3,555,766
Microsoft Corp. ‡ 66,943 24,780,290
NVIDIA Corp. ‡ 213,091 37,163,070
NXP Semiconductors NV (Netherlands)  11,802 2,323,342
Oracle Corp. ‡ 23,108 3,399,418
Palantir Technologies, Inc. Class A * ‡ 13,938 2,038,851
Roper Technologies, Inc. 1,066 377,215
Salesforce, Inc. 1,499 279,818
Seagate Technology Holdings PLC 6,110 2,393,654
ServiceNow, Inc. * 28,416 2,970,893
Texas Instruments, Inc. ‡ 14,305 2,777,173
Western Digital Corp. 5,045 1,364,622
146,313,341
Utilities - 2.6%
spacing
Entergy Corp. 20,366 2,288,324
NextEra Energy, Inc. ‡ 50,321 4,673,815
NRG Energy, Inc. 1,644 240,254
Sempra 24,819 2,411,662
Southern Co. ‡ 22,014 2,124,791
Vistra Corp. 1,648 247,744
11,986,590
Total Common Stocks
    (Cost $365,074,642) 454,392,617
a
Value
TOTAL INVESTMENTS - 99.1%
(Cost $365,074,642) $ 454,392,617
DERIVATIVES - (0.0%) (9,980)
OTHER ASSETS & LIABILITIES, NET - 0.9% 4,203,427
NET ASSETS - 100.0% $ 458,586,064

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, purchased options outstanding were as follows:
(c) As of March 31, 2026, premiums received, and value of written options outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/26 13 $ 4,340,723 $ 4,270,988 ( $ 69,735 )
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 6,180.00 06/30/26 CBOE 703 $ 434,454,000 $ 10,542,188 $ 10,432,520
Total Purchased Options $ 10,542,188 $ 10,432,520
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 6,865.00 06/30/26 CBOE 703 $ 482,609,500 $ 7,662,700 ( $ 7,711,910 )
a
Put - S&P 500 Index 5,210.00 06/30/26 CBOE 703 366,263,000 $ 2,697,411 ( $ 2,660,855 )
a
Total Written Options $ 10,360,111 ( $ 10,372,765 )

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.5%
Communications - 15.9%
spacing
Alphabet, Inc. Class A  324,873 $ 93,420,480
Amazon.com, Inc. * 514,912 107,240,722
DoorDash, Inc. Class A * 54,598 8,197,890
Meta Platforms, Inc. Class A  119,170 68,180,732
Walt Disney Co. 395,826 38,149,710
315,189,534
Consumer, Cyclical - 9.8%
spacing
AutoZone, Inc. * 5,903 19,939,036
Chipotle Mexican Grill, Inc. * 198,232 6,345,406
Lowe's Cos., Inc. 209,423 49,482,467
Marriott International, Inc. Class A  23,602 7,719,506
McDonald's Corp. 150,280 46,705,521
Tesla, Inc. * 66,555 24,741,821
Walmart, Inc. 327,372 40,685,792
195,619,549
Consumer, Non-Cyclical - 10.8%
spacing
AbbVie, Inc. 153,748 33,438,653
Boston Scientific Corp. * 145,806 9,149,326
Edwards Lifesciences Corp. * 234,482 18,777,319
Eli Lilly & Co. 38,650 35,549,110
Medtronic PLC 278,630 24,143,290
Mondelez International, Inc. Class A  252,286 14,541,765
Regeneron Pharmaceuticals, Inc. 21,180 16,364,515
Stryker Corp. 91,380 30,026,554
United Rentals, Inc. 24,061 17,529,882
Vertex Pharmaceuticals, Inc. * 33,895 15,135,473
214,655,887
Energy - 3.0%
spacing
Baker Hughes Co. 586,092 35,780,917
ConocoPhillips 175,707 23,193,324
58,974,241
Financial - 15.2%
spacing
American Express Co. 157,814 47,735,579
Arthur J Gallagher & Co. 154,873 33,542,394
Blackstone, Inc. 198,621 22,839,429
Mastercard, Inc. Class A  117,596 58,758,017
Morgan Stanley 203,702 33,523,238
Progressive Corp. 92,509 18,338,984
Prologis, Inc. REIT 124,717 16,485,093
U.S. Bancorp 173,474 9,022,383
Wells Fargo & Co. 789,240 62,831,397
303,076,514
Industrial - 9.3%
spacing
Amphenol Corp. Class A  141,294 17,852,497
Carrier Global Corp. 131,684 7,415,126
Deere & Co. 26,454 14,901,538
Eaton Corp. PLC 95,679 34,221,508
Howmet Aerospace, Inc. 104,119 23,995,265
Northrop Grumman Corp. 51,498 35,133,996
Trane Technologies PLC 73,410 30,592,883
Vulcan Materials Co. 76,668 20,876,696
184,989,509
a Shares Value
Technology - 30.9%
spacing
Apple, Inc. 559,513 $ 141,998,804
ASML Holding NV (Netherlands)  12,251 16,181,488
Broadcom, Inc. 208,625 64,571,524
Intuit, Inc. 81,911 35,416,678
Micron Technology, Inc. 61,592 20,808,241
Microsoft Corp. 207,763 76,907,630
NVIDIA Corp. 1,029,843 179,604,619
NXP Semiconductors NV (Netherlands)  159,288 31,357,436
Oracle Corp. 198,155 29,150,582
ServiceNow, Inc. * 24,982 2,611,868
Western Digital Corp. 55,928 15,127,965
613,736,835
Utilities - 4.6%
spacing
Entergy Corp. 193,305 21,719,750
NextEra Energy, Inc. 527,152 48,961,877
Southern Co. 209,671 20,237,445
90,919,072
Total Common Stocks
    (Cost $1,854,121,533) 1,977,161,141
TOTAL INVESTMENTS - 99.5%
(Cost $1,854,121,533) 1,977,161,141
OTHER ASSETS & LIABILITIES, NET - 0.5% 10,681,171
NET ASSETS - 100.0% $ 1,987,842,312

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 4,426 $ 4,426
Gamida Cell Ltd. - Contingent Value Rights * ± Ω 334,500 –
4,426
Total Rights
    (Cost $683,442) 4,426
COMMON STOCKS - 97.1%
Basic Materials - 1.5%
spacing
Carpenter Technology Corp. 29,213 11,514,304
Codexis, Inc. †* 201,639 328,671
Vale SA ADR (Brazil)  391,903 6,235,177
18,078,152
Communications - 28.0%
spacing
Alphabet, Inc. Class A  296,878 85,370,238
Amazon.com, Inc. * 568,241 118,347,553
Arista Networks, Inc. * 133,963 16,447,977
Baidu, Inc. ADR †* (China)  9,600 1,069,632
eBay, Inc. 30,901 2,812,609
Etsy, Inc. * 59,756 2,986,605
Maplebear, Inc. * 35,813 1,341,555
Meta Platforms, Inc. Class A  73,325 41,951,432
Netflix, Inc. * 155,458 14,947,287
Nokia OYJ (Finland)  454,300 3,644,402
Palo Alto Networks, Inc. * 45,925 7,362,696
Robinhood Markets, Inc. Class A * 18,009 1,248,024
Shopify, Inc. Class A * (Canada)  186,148 22,080,876
Tencent Holdings Ltd. (China)  228,997 14,443,376
Zillow Group, Inc. Class A * 29,370 1,215,624
Zillow Group, Inc. Class C * 118,106 4,887,226
340,157,112
Consumer, Cyclical - 6.6%
spacing
BYD Co. Ltd. Class H (China)  654,668 8,950,182
Carnival Corp. 112,350 2,907,618
DR Horton, Inc. 28,139 3,861,234
Ferguson Enterprises, Inc. 32,687 7,611,105
Games Workshop Group PLC (United Kingdom)  14,213 3,359,908
Kering SA (France)  4,300 1,305,752
Kura Sushi USA, Inc. Class A †* 24,464 1,707,343
Live Nation Entertainment, Inc. †* 57,888 8,828,499
Lowe's Cos., Inc. 95,115 22,473,772
Savers Value Village, Inc. †* 198,245 1,474,943
Tesla, Inc. * 46,464 17,272,992
79,753,348
Consumer, Non-Cyclical - 18.1%
spacing
10X Genomics, Inc. Class A * 49,170 1,043,879
Aclaris Therapeutics, Inc. * 19,779 74,171
Align Technology, Inc. * 33,429 5,730,734
Alnylam Pharmaceuticals, Inc. * 30,112 9,963,157
Beam Therapeutics, Inc. †* 122,052 2,908,499
Bio-Techne Corp. 9,994 522,286
Biogen, Inc. * 65,707 12,046,064
BioNTech SE ADR * (Germany)  50,628 4,499,817
British American Tobacco PLC ADR †(United
Kingdom)  124,424 7,275,071
a Shares Value
Centessa Pharmaceuticals PLC ADR * 62,928 $ 2,499,500
Ceribell, Inc. * 14,013 256,858
Corcept Therapeutics, Inc. * 47,785 1,926,213
Cytokinetics, Inc. †* 50,627 3,336,826
Eikon Therapeutics, Inc. †* 6,500 68,770
Eli Lilly & Co. 42,150 38,768,306
Equifax, Inc. 39,443 7,102,501
Estee Lauder Cos., Inc. Class A  87,489 6,279,086
Gilead Sciences, Inc. 99,522 13,870,381
HealthEquity, Inc. * 88,394 7,387,087
Hookipa Pharma, Inc. * 8,859 9,302
Immuneering Corp. Class A †* 76,219 401,674
Immunocore Holdings PLC ADR * (United
Kingdom)  25,052 755,318
Janux Therapeutics, Inc. * 20,040 278,556
Krystal Biotech, Inc. * 5,699 1,472,166
Legend Biotech Corp. ADR * 41,747 755,203
MaxCyte, Inc. * 106,390 74,739
Moderna, Inc. †* 43,078 2,188,362
Moody's Corp. 1,433 625,146
Natera, Inc. * 9,516 1,903,105
Newamsterdam Pharma Co. NV * (Netherlands)  52,696 1,686,799
Philip Morris International, Inc. 73,384 12,133,311
Pulmonx Corp. * 23,292 30,047
Royalty Pharma PLC Class A  718,463 34,464,670
RxSight, Inc. * 6,776 41,740
Seres Therapeutics, Inc. * 1,430 12,684
Synlogic, Inc. * 5,323 3,247
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  310,428 9,350,091
Toast, Inc. Class A * 239,813 6,357,443
UCB SA (Belgium)  46,286 13,945,824
UL Solutions, Inc. Class A † 76,895 6,590,670
Vor BioPharma, Inc. * 2,905 51,825
XOMA Royalty Corp. * 32,039 1,005,063
Zevra Therapeutics, Inc. * 82,727 771,016
220,467,207
Energy - 1.0%
spacing
Nextpower, Inc. Class A * 34,790 4,193,934
Range Resources Corp. 170,211 7,690,133
11,884,067
Financial - 3.8%
spacing
Arthur J Gallagher & Co. 37,341 8,087,314
BitMine Immersion Technologies, Inc. † 27,627 546,462
Coinbase Global, Inc. Class A * 6,958 1,214,936
Compass, Inc. Class A * 170,800 1,248,548
Goldman Sachs Group, Inc. 8,902 7,531,003
Interactive Brokers Group, Inc. Class A  33,869 2,271,594
Mastercard, Inc. Class A  20,856 10,420,909
Morgan Stanley 61,142 10,062,139
Rocket Cos., Inc. Class A * 294,239 4,192,906
45,575,811
Industrial - 7.0%
spacing
Boeing Co. * 1,432 285,011
Chemometec AS (Denmark)  18,524 883,664
Deere & Co. 25,221 14,206,989
DroneShield Ltd. †* ~ (Australia)  331,189 909,898
Eagle Materials, Inc. 2,771 524,966
Firefly Aerospace, Inc. †* 4,300 122,421
Furukawa Electric Co. Ltd. (Japan)  10,200 1,958,197

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
GE Vernova, Inc. 20,519 $ 17,911,035
General Electric Co. 64,677 18,353,392
Hesai Group ADR †* (China)  270,233 5,166,855
Ingersoll Rand, Inc. 70,722 5,666,247
Loar Holdings, Inc. * 1,245 71,326
Martin Marietta Materials, Inc. 9,702 5,711,373
Simpson Manufacturing Co., Inc. 2,899 497,527
TopBuild Corp. * 13,267 4,660,697
Westinghouse Air Brake Technologies Corp. 34,064 8,512,934
85,442,532
Technology - 31.1%
spacing
Accenture PLC Class A  1,126 223,274
Appfolio, Inc. Class A * 2,327 367,247
Apple, Inc. 241,555 61,304,243
ASML Holding NV (Netherlands)  1,842 2,432,969
Astera Labs, Inc. * 2,201 241,230
BE Semiconductor Industries NV (Netherlands)  71,350 15,282,726
Broadcom, Inc. 74,909 23,185,085
Bullish †* (Cayman)  61,496 2,197,252
CyberArk Software Ltd. * (Israel)  6,400 288,000
Figma, Inc. Class A * 3,300 69,762
Figure Technology Solutions, Inc. Class A * 2,000 67,900
HubSpot, Inc. * 15,165 3,701,776
Intel Corp. * 27,320 1,205,632
Micron Technology, Inc. 19,851 6,706,462
Microsoft Corp. 88,111 32,616,049
Nutanix, Inc. Class A * 151,363 5,753,308
NVIDIA Corp. 815,422 142,209,597
ROBLOX Corp. Class A * 135,537 7,665,973
SailPoint, Inc. * 7,900 104,596
Samsara, Inc. Class A * 155,223 4,919,017
ServiceTitan, Inc. Class A †* 73,774 4,681,698
SiTime Corp. * 19,151 6,613,798
Snowflake, Inc. * 25,069 3,780,907
Synopsys, Inc. * 14,939 5,923,015
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  123,232 41,646,254
Veeva Systems, Inc. Class A * 16,305 2,864,136
Zeta Global Holdings Corp. Class A †* 125,422 1,996,718
Zscaler, Inc. * 6,446 904,309
378,952,933
Total Common Stocks
    (Cost $1,058,135,195) 1,180,311,162
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.1%
    (Cost $1,058,818,637) 1,180,315,588
SECURITIES LENDING COLLATERAL - 3.6%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.520% 5,427,023 5,427,023
Principal
Amount Value
Repurchase Agreements - 3.2%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$27,161,257; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $27,704,482) $ 27,158,473 $ 27,158,473
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$12,449,579; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$12,758,479) 12,430,208 12,430,208
39,588,681
Total Securities Lending Collateral
(Cost $45,015,704) 45,015,704
a
TOTAL INVESTMENTS - 100.7%
(Cost $1,103,834,341) 1,225,331,292
OTHER ASSETS & LIABILITIES, NET - (0.7%) (8,594,631)
NET ASSETS - 100.0% $ 1,216,736,661

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $4,426 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.8%
Basic Materials - 0.9%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,060,000 $ 1,045,488
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ 1,360,000 1,334,840
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 2,188,000 2,204,877
Mosaic Co.
4.050% due 11/15/27  2,500,000 2,484,710
7,069,915
Communications - 1.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  940,000 878,729
3.750% due 02/15/28  2,560,000 2,516,102
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 200,514
4.620% due 07/16/28 ~ 1,870,000 1,877,414
Orange SA (France)
4.000% due 01/13/29 ~ 1,006,000 996,143
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,415
3.200% due 03/15/27  2,500,000 2,469,687
Sprint Capital Corp.
6.875% due 11/15/28  1,230,000 1,300,743
10,298,747
Consumer, Cyclical - 4.3%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,788,000 1,775,792
American Honda Finance Corp.
4.390% (SOFR + 0.730%)
due 08/13/27 § 2,500,000 2,498,156
4.538% (SOFR + 0.870%)
due 07/09/27 § 2,500,000 2,502,017
AutoNation, Inc.
4.450% due 01/15/29  2,170,000 2,152,563
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,966
5.125% due 06/15/30  1,684,000 1,713,632
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 758,000 764,378
Ford Motor Credit Co. LLC
4.970% due 04/06/29  200,000 197,598
5.800% due 03/05/27  4,500,000 4,525,889
5.850% due 05/17/27  4,700,000 4,735,752
6.950% due 06/10/26  200,000 200,478
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 99,422
2.350% due 02/26/27  1,000,000 981,093
5.000% due 07/15/27  1,800,000 1,809,826
5.400% due 04/06/26  1,000,000 1,000,098
5.400% due 05/08/27  4,580,000 4,621,424
6.000% due 01/09/28  80,000 81,819
Hyundai Capital America
due 04/06/28 # ~ 2,160,000 2,159,987
2.750% due 09/27/26 ~ † 4,060,000 4,029,786
5.650% due 06/26/26 ~ 80,000 80,221
a
Principal
Amount Value
Ross Stores, Inc.
0.875% due 04/15/26  $ 60,000 $ 59,913
36,049,810
Consumer, Non-Cyclical - 5.4%
Augusta SpinCo Corp.
4.398% due 03/23/29  1,089,000 1,086,169
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  2,560,000 2,546,911
3.557% due 08/15/27  2,500,000 2,473,374
4.700% due 04/02/27  100,000 100,240
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,651,000 1,634,733
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,777,000 2,802,670
Centene Corp.
4.250% due 12/15/27  1,389,000 1,365,220
Cigna Group
3.400% due 03/01/27  2,580,000 2,556,844
Constellation Brands, Inc.
3.500% due 05/09/27  2,500,000 2,474,192
CVS Health Corp.
1.300% due 08/21/27  2,290,000 2,194,849
2.875% due 06/01/26  2,440,000 2,433,909
6.250% due 06/01/27  2,000,000 2,039,195
Global Payments, Inc.
4.500% due 11/15/28  1,982,000 1,963,260
HCA, Inc.
3.125% due 03/15/27  1,860,000 1,836,674
4.500% due 02/15/27  2,580,000 2,580,284
5.000% due 03/01/28  800,000 808,146
5.200% due 06/01/28  80,000 81,214
Humana, Inc.
1.350% due 02/03/27  2,720,000 2,649,517
3.950% due 03/15/27 † 2,500,000 2,489,593
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 2,106,000 2,107,839
6.125% due 07/27/27 ~ 500,000 510,274
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 1,071,000 1,081,330
Mars, Inc.
4.600% due 03/01/28 ~ 1,786,000 1,797,478
Philip Morris International, Inc.
4.125% due 04/28/28  2,200,000 2,196,671
4.326% (SOFR + 0.660%)
due 10/27/28 § 1,764,000 1,763,349
45,573,935
Energy - 4.1%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,560,000 2,546,151
5.000% due 12/15/29  922,000 936,670
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ 1,270,000 1,311,480
DCP Midstream Operating LP
5.625% due 07/15/27  1,287,000 1,303,998
Diamondback Energy, Inc.
5.200% due 04/18/27  2,460,000 2,479,923
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,440,000 2,461,069
5.300% due 04/05/29  2,440,000 2,490,703
5.900% due 11/15/26  2,500,000 2,521,351
EQT Corp.
3.125% due 05/15/26 ~ 80,000 79,842

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.900% due 10/01/27  $ 1,120,000 $ 1,106,710
Hess Corp.
4.300% due 04/01/27  2,080,000 2,081,632
MPLX LP
4.125% due 03/01/27  1,500,000 1,496,569
4.250% due 12/01/27  310,000 309,235
Northwest Pipeline LLC
4.000% due 04/01/27  2,930,000 2,919,770
ONEOK, Inc.
4.000% due 07/13/27  2,850,000 2,834,887
4.250% due 09/24/27  2,120,000 2,115,244
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  892,000 863,457
4.500% due 12/15/26  2,400,000 2,401,393
4.700% due 01/15/31  1,700,000 1,695,427
Targa Resources Corp.
4.350% due 01/15/29  218,000 217,136
Western Midstream Operating LP
4.650% due 07/01/26  580,000 580,000
34,752,647
Financial - 30.8%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,017,200
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  2,600,000 2,571,775
4.125% due 02/28/29  880,000 868,509
4.625% due 10/15/27  2,500,000 2,503,747
6.100% due 01/15/27  2,400,000 2,426,649
6.450% due 04/15/27  150,000 152,859
American Express Co.
5.098% due 02/16/28  2,440,000 2,453,602
5.389% due 07/28/27  40,000 40,108
American Tower Corp.
3.375% due 10/15/26  2,500,000 2,485,838
3.600% due 01/15/28  2,620,000 2,581,813
Aon North America, Inc.
5.125% due 03/01/27  2,000,000 2,010,728
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,703,000 1,649,659
5.450% due 09/09/28 ~ 1,800,000 1,782,148
5.700% due 03/15/28  64,000 63,927
Arthur J Gallagher & Co.
4.600% due 12/15/27  1,385,000 1,389,347
Athene Global Funding
1.608% due 06/29/26 ~ 2,000,000 1,985,373
4.596% (SOFR + 0.950%)
due 04/19/27 ~ § 1,300,000 1,300,396
4.950% due 01/07/27 ~ 2,100,000 2,106,282
5.516% due 03/25/27 ~ 2,120,000 2,137,948
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 3,025,000 3,036,338
6.375% due 05/04/28 ~ 2,660,000 2,738,834
Bank of America Corp.
3.559% due 04/23/27  2,560,000 2,558,694
3.824% due 01/20/28  2,580,000 2,567,530
4.948% due 07/22/28 † 2,580,000 2,597,240
5.819% due 09/15/29  2,440,000 2,517,396
5.933% due 09/15/27  2,460,000 2,477,285
Bank of Montreal (Canada)
4.567% due 09/10/27  2,620,000 2,622,953
a
Principal
Amount Value
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  $ 2,300,000 $ 2,279,789
4.404% due 09/08/28  2,620,000 2,617,992
4.408% (SOFR + 0.760%)
due 09/15/28 § 2,540,000 2,540,496
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 197,000
4.219% due 05/24/30  704,000 693,386
5.501% due 08/09/28  2,400,000 2,428,181
5.674% due 03/12/28  2,400,000 2,422,972
5.829% due 05/09/27  2,700,000 2,702,976
6.496% due 09/13/27  2,400,000 2,419,535
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,517
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 3,000,000 2,977,827
4.792% due 05/09/29 ~ 1,250,000 1,254,695
Brown & Brown, Inc.
4.600% due 12/23/26  749,000 751,373
4.700% due 06/23/28  417,000 418,296
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  2,630,000 2,652,663
Capital One Financial Corp.
1.878% due 11/02/27 † 2,560,000 2,517,948
7.149% due 10/29/27  2,070,000 2,098,610
Citigroup, Inc.
1.462% due 06/09/27  2,680,000 2,664,632
3.070% due 02/24/28  2,000,000 1,976,148
Citizens Bank NA
4.575% due 08/09/28  1,250,000 1,250,960
Corebridge Financial, Inc.
3.650% due 04/05/27  2,560,000 2,537,443
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 987,522
4.298% due 04/01/28 ~ 3,300,000 3,295,654
5.427% due 03/01/28 ~ 1,200,000 1,211,555
Deutsche Bank AG (Germany)
2.552% due 01/07/28  2,500,000 2,461,408
5.371% due 09/09/27  2,500,000 2,543,128
5.373% due 01/10/29  1,650,000 1,669,542
5.706% due 02/08/28  2,150,000 2,168,269
7.146% due 07/13/27  150,000 151,021
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,664,000 2,660,272
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,514
1.400% due 08/27/27 ~ 60,000 57,485
4.875% due 11/19/27 ~ 2,500,000 2,516,063
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,282,000 1,306,242
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,060,000 2,032,059
2.640% due 02/24/28  2,060,000 2,027,081
3.691% due 06/05/28  1,060,000 1,050,809
4.148% due 01/21/29  2,210,000 2,196,964
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 778,000 758,412
5.150% due 04/02/29 ~ † 855,000 831,152
5.300% due 06/05/27 ~ 1,023,000 1,018,265
5.450% due 01/14/28  2,000,000 1,985,900
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  2,200,000 2,184,128
5.597% due 05/17/28  2,470,000 2,498,144

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.887% due 08/14/27  $ 2,600,000 $ 2,612,841
7.390% due 11/03/28  2,500,000 2,606,614
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,430,000 1,429,278
Huntington National Bank
4.388% (SOFR + 0.720%)
due 04/12/28 § 1,981,000 1,982,098
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,716,000 1,727,187
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 390,000 387,284
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 120,851
Jackson National Life Global Funding
4.638% (SOFR + 0.970%)
due 01/14/28 ~ § 2,500,000 2,496,775
4.900% due 01/13/27 ~ 1,978,000 1,985,549
5.550% due 07/02/27 ~ 650,000 656,146
JPMorgan Chase & Co.
1.578% due 04/22/27  1,398,000 1,395,761
2.069% due 06/01/29  2,770,000 2,636,071
2.182% due 06/01/28  2,280,000 2,222,987
2.947% due 02/24/28  4,100,000 4,048,999
5.012% due 01/23/30  2,480,000 2,515,050
Lloyds Banking Group PLC (United Kingdom)
4.709% (SOFR + 1.060%)
due 06/13/29 § 3,450,000 3,464,810
5.462% due 01/05/28  2,770,000 2,790,747
LPL Holdings, Inc.
4.900% due 04/03/28  833,000 835,938
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,800,000 2,777,909
5.414% due 09/13/28  2,500,000 2,534,467
Morgan Stanley
3.591% due 07/22/28 § 4,580,000 4,527,147
3.772% due 01/24/29  2,580,000 2,546,131
5.173% due 01/16/30  1,540,000 1,561,913
5.656% due 04/18/30  2,440,000 2,510,461
Morgan Stanley Private Bank NA
4.440% (SOFR + 0.780%)
due 11/17/28 § 3,000,000 2,998,085
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 198,793
4.756% (SOFR + 1.100%)
due 05/23/29 § 2,440,000 2,449,759
5.583% due 03/01/28 † 3,500,000 3,535,073
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ † 2,500,000 2,531,810
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,500,000 2,504,922
5.300% due 01/21/28  2,460,000 2,477,162
6.615% due 10/20/27  2,500,000 2,529,144
RGA Global Funding
4.350% due 08/25/28 ~ 2,450,000 2,438,590
Royal Bank of Canada (Canada)
4.364% (SOFR + 0.700%)
due 11/03/28 § 2,600,000 2,593,256
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,835,000 1,851,689
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,220,000 2,242,048
5.500% due 04/13/29 ~ 1,876,000 1,904,565
a
Principal
Amount Value
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ $ 1,237,000 $ 1,224,335
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 768,000 763,957
Takeoff Merger Sub, Inc.
4.400% due 03/24/28 ~ 325,000 323,371
4.500% due 03/24/29 ~ 322,000 319,989
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  2,500,000 2,494,157
5.532% due 07/17/26  40,000 40,172
Truist Financial Corp.
1.125% due 08/03/27  1,800,000 1,725,730
4.123% due 06/06/28  1,000,000 995,868
4.873% due 01/26/29  2,460,000 2,476,933
5.435% due 01/24/30  80,000 81,896
6.047% due 06/08/27  2,530,000 2,536,479
U.S. Bancorp
3.100% due 04/27/26  50,000 49,962
5.384% due 01/23/30  1,340,000 1,372,519
6.787% due 10/26/27  2,460,000 2,493,004
U.S. Bank NA
4.570% (SOFR + 0.910%)
due 05/15/28 § 2,200,000 2,208,928
UBS AG (Switzerland)
4.458% (SOFR + 0.810%)
due 03/16/29 § 2,650,000 2,652,721
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 2,100,000 2,077,488
4.703% due 08/05/27 ~ 2,160,000 2,160,714
VICI Properties LP
4.750% due 02/15/28  1,540,000 1,541,974
4.750% due 04/01/28  132,000 132,159
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,870,000 2,862,641
Wells Fargo & Co.
2.393% due 06/02/28  2,080,000 2,030,547
3.196% due 06/17/27  2,580,000 2,572,735
3.526% due 03/24/28  1,710,000 1,696,286
4.900% due 01/24/28  1,698,000 1,704,413
5.707% due 04/22/28  2,480,000 2,512,372
6.303% due 10/23/29  2,160,000 2,249,930
Western-Southern Global Funding
4.250% due 01/29/29 ~ 2,100,000 2,082,602
258,787,998
Industrial - 1.7%
Amrize Finance U.S. LLC
4.600% due 04/07/27  706,000 707,939
Boeing Co.
2.700% due 02/01/27  2,600,000 2,564,193
3.100% due 05/01/26  500,000 499,355
5.040% due 05/01/27  2,830,000 2,846,416
6.259% due 05/01/27  70,000 71,228
CNH Industrial Capital LLC
1.450% due 07/15/26  2,660,000 2,636,169
4.500% due 10/08/27  2,500,000 2,499,789
Ingersoll Rand, Inc.
5.197% due 06/15/27  2,460,000 2,482,190
14,307,279
Technology - 1.2%
Broadcom, Inc.
5.050% due 07/12/27  962,000 972,115

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dell International LLC/EMC Corp.
4.150% due 02/15/29  $ 1,567,000 $ 1,554,287
4.900% due 10/01/26  2,060,000 2,063,050
5.250% due 02/01/28  1,000,000 1,013,679
Leidos, Inc.
4.100% due 03/15/29  702,000 695,212
Marvell Technology, Inc.
1.650% due 04/15/26  500,000 499,449
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  549,000 546,572
Oracle Corp.
4.772% (SOFR + 1.110%)
due 02/04/29 § 2,700,000 2,676,437
10,020,801
Utilities - 3.2%
AES Corp.
5.450% due 06/01/28 † 2,560,000 2,584,015
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,958
Dominion Energy, Inc.
1.450% due 04/15/26  2,000,000 1,997,580
2.850% due 08/15/26  60,000 59,682
DTE Energy Co.
4.875% due 06/01/28  1,520,000 1,533,965
Duke Energy Corp.
4.850% due 01/05/29  850,000 860,896
Emera U.S. Finance LLC
4.500% due 04/01/29  1,627,000 1,625,385
ENEL Finance International NV (Italy)
3.500% due 04/06/28 ~ 1,720,000 1,687,091
4.125% due 09/30/28 ~ 701,000 695,370
Exelon Corp.
2.750% due 03/15/27  1,560,000 1,536,544
FirstEnergy Corp.
3.900% due 07/15/27  3,370,000 3,343,388
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,110,000 1,115,705
NiSource, Inc.
5.250% due 03/30/28  2,060,000 2,093,232
Pacific Gas & Electric Co.
2.100% due 08/01/27  2,500,000 2,423,885
5.450% due 06/15/27  100,000 101,016
Pinnacle West Capital Corp.
4.900% due 05/15/28  345,000 347,760
Southern Co.
5.500% due 03/15/29  2,440,000 2,514,508
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 2,519,000 2,527,937
27,107,917
Total Corporate Bonds & Notes
    (Cost $442,939,832) 443,969,049
MORTGAGE-BACKED SECURITIES - 3.8%
Collateralized Mortgage Obligations - Commercial - 3.7%
ALA Trust
5.416% (SOFR + 1.743%)
due 06/15/40 ~ § 1,610,000 1,616,548
a
Principal
Amount Value
ARES Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 02/15/43 ~ § $ 306,000 $ 305,103
Benchmark Mortgage Trust
3.042% due 08/15/52  1,248,120 1,225,046
BLP Commercial Mortgage Trust
5.015% (SOFR + 1.342%)
due 03/15/41 ~ § 373,502 373,939
BX Commercial Mortgage Trust
due 04/15/43 # ~ § 729,000 729,911
4.873% (SOFR + 1.200%)
due 03/15/43 ~ § 1,127,000 1,125,732
4.965% (SOFR + 1.293%)
due 12/15/39 ~ § 1,480,428 1,482,040
5.064% (SOFR + 1.392%)
due 03/15/41 ~ § 1,625,409 1,629,243
5.115% (SOFR + 1.442%)
due 02/15/39 ~ § 1,166,807 1,169,575
5.116% (SOFR + 1.443%)
due 04/15/40 ~ § 1,142,369 1,144,035
BX Trust
4.423% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,851
4.816% (SOFR + 1.144%)
due 03/15/30 ~ § 2,278,021 2,269,224
4.823% (SOFR + 1.150%)
due 02/15/35 ~ § 1,487,000 1,480,971
5.066% (SOFR + 1.393%)
due 03/15/30 ~ § 241,076 239,460
5.114% (SOFR + 1.442%)
due 04/15/41 ~ § 1,011,693 1,013,043
5.164% (SOFR + 1.491%)
due 04/15/37 ~ § 57,722 57,764
CD Mortgage Trust
2.622% due 08/10/49  345,466 344,115
DBGS Mortgage Trust
4.302% due 10/15/51  1,079,350 1,078,100
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 101,240
Extended Stay America Trust
4.873% (SOFR + 1.200%)
due 02/15/43 ~ § 1,489,981 1,491,907
4.973% (SOFR + 1.300%)
due 10/15/42 ~ § 1,155,000 1,156,517
GS Mortgage Securities Trust
4.106% due 07/10/51 § 67,784 67,576
HAVN Trust
5.373% (SOFR + 1.700%)
due 10/15/35 ~ § 125,000 124,449
Hilton USA Trust
4.194% due 11/05/38 ~ § 554,000 552,446
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  63,184 62,893
Morgan Stanley Capital I Trust
1.925% due 07/15/53  2,387,155 2,246,291
4.238% due 10/15/51 § 1,014,313 1,013,374
PLYM Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 03/15/43 ~ § 1,313,000 1,308,376
5.123% (SOFR + 1.450%)
due 03/15/43 ~ § 163,000 162,061
TCO Commercial Mortgage Trust
4.915% (SOFR + 1.243%)
due 12/15/39 ~ § 1,060,000 1,059,493

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  $ 1,915,033 $ 1,906,986
3.063% due 12/15/52  42,590 41,744
3.933% due 03/15/52  2,308,295 2,294,140
4.760% due 03/15/38 ~ § 464,000 464,158
31,423,351
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 94,786 93,312
OLIT Trust
3.000% due 11/25/38 ~ § 149,714 146,114
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 243,871 239,272
478,698
Total Mortgage-Backed Securities
    (Cost $31,710,592) 31,902,049
ASSET-BACKED SECURITIES - 20.3%
Automobile Other - 1.9%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 760,000 752,369
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,350,000 1,349,210
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  655,000 659,049
GMF Floorplan Owner Revolving Trust
4.422% (SOFR + 0.750%)
due 03/15/29 ~ § 135,000 135,496
4.790% due 03/15/29 ~ 753,000 756,688
4.822% (SOFR + 1.150%)
due 06/15/28 ~ § 4,099,000 4,105,328
4.910% due 03/15/30 ~ 1,265,000 1,274,129
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,620,000 1,627,308
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,336,241 1,345,640
5.038% due 07/25/31 ~ 125,636 126,541
5.121% due 12/29/32 ~ 953,004 960,972
5.185% due 07/25/31 ~ 527,124 531,485
Volkswagen Auto Lease Trust
4.010% due 01/22/29  2,125,000 2,122,916
15,747,131
Automobile Sequential - 7.4%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 2,065,000 2,076,452
4.590% due 03/15/34 ~ 1,642,397 1,647,074
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,100,000 1,092,248
4.770% due 02/20/29 ~ 2,750,000 2,767,538
4.800% due 08/20/29 ~ 305,000 307,425
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,695,000 1,701,258
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,275
CarMax Auto Owner Trust
3.970% due 12/16/30  2,150,000 2,137,608
4.840% due 01/15/30  70,000 70,513
Carvana Auto Receivables Trust
4.040% due 11/11/30  2,010,000 2,005,078
a
Principal
Amount Value
4.550% due 08/12/30  $ 1,215,000 $ 1,220,117
4.640% due 01/10/30  1,628,319 1,633,574
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,450,000 2,461,407
4.510% due 02/22/28 ~ 1,990,075 1,995,008
4.820% due 02/20/29 ~ 1,225,000 1,236,291
5.060% due 03/20/31 ~ 150,000 152,300
5.160% due 09/20/30 ~ 150,000 152,105
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,615,000 1,616,724
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,550,000 2,562,479
4.610% due 08/15/29  30,000 30,195
Ford Credit Floorplan Master Owner Trust A
4.422% (SOFR + 0.750%)
due 04/15/29 ~ § 2,635,000 2,644,729
4.630% due 04/15/30  1,305,000 1,314,728
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  3,270,000 3,284,369
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 148,004
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,814
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  2,575,000 2,592,982
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 1,075,000 1,081,534
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,290,000 2,299,698
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  50,000 50,409
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 855,000 856,743
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  250,000 250,895
4.740% due 01/16/29  394,447 395,201
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,450,000 1,455,066
4.750% due 07/22/30 ~ 3,230,000 3,252,286
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,833,000 1,826,329
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,340,000 2,342,575
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 2,235,000 2,246,807
USB Auto Owner Trust
4.490% due 06/17/30 ~ 590,000 592,747
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  125,000 125,885
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,570,000 1,562,445
4.410% due 05/18/40 ~ 2,530,000 2,536,223
4.570% due 01/18/40 ~ 2,284,439 2,292,862
World Omni Auto Receivables Trust
4.730% due 03/15/30  1,380,000 1,390,254
World Omni Select Auto Trust
4.080% due 08/15/31  355,000 353,377
61,912,631
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 181,419

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ $ 3,300,000 $ 3,330,090
5.530% due 05/15/29 ~ 2,200,000 2,212,853
WF Card Issuance Trust
4.340% due 05/15/30  2,230,000 2,243,036
7,967,398
Other Asset-Backed Securities - 10.1%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,343,475 1,344,616
5.080% due 04/15/30 ~ 77,882 77,930
Affirm Master Trust
4.370% due 02/15/34 ~ 1,445,000 1,440,115
AIMCO CLO (Cayman)
due 04/16/37 # ~ § 2,100,000 2,100,000
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 1,034,724 1,042,164
ARES LIV CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/38 ~ § 1,590,000 1,591,988
ARES XXXIV CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/17/38 ~ § 1,578,571 1,580,507
Bain Capital Credit CLO Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 04/20/34 ~ § 2,440,000 2,442,978
4.819% (SOFR + 1.150%)
due 04/22/35 ~ § 2,000,000 1,999,500
Barings CLO Ltd. (Cayman)
4.808% (SOFR + 1.140%)
due 01/20/36 ~ § 4,100,000 4,100,153
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 2,290,740 2,300,913
Bowling Green Park CLO LLC
4.668% (SOFR + 1.000%)
due 04/18/35 ~ § 679,000 679,176
Buckhorn Park CLO Ltd. (Cayman)
4.738% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,217
CCG Receivables Trust
4.480% due 10/14/32 ~ 131,331 131,821
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,975
4.590% due 08/16/27 ~ 296,139 296,678
4.770% due 08/15/35 ~ 815,000 820,793
DLLAA LLC
4.950% due 09/20/29 ~ 1,945,000 1,966,811
DLLAD LLC
5.300% due 07/20/29 ~ 150,000 152,396
DLLMT LLC
4.030% due 07/20/28 ~ 550,000 549,729
4.200% due 12/20/29 ~ 280,000 279,640
Dryden 68 CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,116
Flatiron CLO 19 Ltd. (Cayman)
4.833% (SOFR + 1.180%)
due 11/16/34 ~ § 1,509,019 1,510,179
Flatiron CLO 23 LLC
4.908% (SOFR + 1.240%)
due 04/17/36 ~ § 2,120,000 2,119,918
Flatiron RR CLO 22 LLC
4.582% (SOFR + 0.910%)
due 10/15/34 ~ § 2,400,000 2,397,721
a
Principal
Amount Value
Green Lakes Park CLO LLC
4.618% (SOFR + 0.950%)
due 01/25/38 ~ § $ 933,333 $ 934,386
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,604,234 1,605,511
4.930% due 06/25/60 ~ 86,041 86,353
Harriman Park CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/20/38 ~ § 900,000 901,103
Hartwick Park CLO Ltd. (Jersey)
4.828% (SOFR + 1.160%)
due 01/20/37 ~ § 750,000 750,019
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,201,465 2,209,743
Invesco CLO Ltd. (Cayman)
4.749% (SOFR + 1.080%)
due 10/22/34 ~ § 2,100,000 2,097,900
Juniper Valley Park CLO Ltd. (Jersey)
4.748% (SOFR + 1.080%)
due 07/20/36 ~ § 2,150,000 2,150,374
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 3,240,000 3,266,850
5.260% due 11/15/28 ~ 150,000 151,783
M&T Equipment Notes
4.700% due 12/16/27 ~ 782,507 785,289
Madison Park Funding XLV Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,261
Madison Park Funding XXVII Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 04/20/38 ~ § 1,931,250 1,933,358
Magnetite XXIII Ltd. (Cayman)
4.637% (SOFR + 0.990%)
due 01/25/35 ~ § 1,800,000 1,800,535
Magnetite XXVI Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 01/25/38 ~ § 1,222,500 1,223,736
Marlette Funding Trust
4.750% due 07/16/35 ~ 58,365 58,419
4.950% due 07/16/35 ~ 2,000,000 2,003,404
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.699% (SOFR + 1.040%)
due 07/23/36 ~ § 1,350,000 1,350,261
OHA Credit Funding 22 Ltd. (Cayman)
4.998% (SOFR + 1.330%)
due 07/20/38 ~ § 1,553,000 1,553,262
Oportun Issuance Trust
4.320% due 01/09/34 ~ 205,000 204,068
4.490% due 07/08/33 ~ 505,000 503,912
4.880% due 05/09/33 ~ 1,115,000 1,117,364
Palmer Square Loan Funding Ltd. (Cayman)
4.453% (SOFR + 0.800%)
due 02/15/33 ~ § 523,754 523,081
4.612% (SOFR + 0.940%)
due 07/15/33 ~ § 2,175,725 2,177,063
4.819% (SOFR + 1.150%)
due 01/15/33 ~ § 1,988,000 1,981,429
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 130,000 130,042
4.940% due 10/20/28 ~ 273,679 275,020
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 603,829 601,733

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ $ 147,205 $ 148,217
RCKT Trust
4.480% due 11/27/34 ~ 212,193 212,246
4.900% due 07/25/34 ~ 90,109 90,307
Reach ABS Trust
4.930% due 08/18/32 ~ 409,671 411,405
RKTL Trust
4.070% due 02/26/35 ~ 1,073,538 1,072,573
4.330% due 02/26/35 ~ 1,150,000 1,143,074
RR 16 Ltd. (Cayman)
4.722% (SOFR + 1.050%)
due 07/15/36 ~ § 2,150,000 2,151,148
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,771,822 1,769,341
4.470% due 08/15/34 ~ 330,819 330,911
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 3,200,000 3,226,117
Upstart Securitization Trust
4.600% due 09/20/35 ~ 2,239,326 2,239,990
Valley Stream Park CLO Ltd. (Jersey)
4.858% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,014
Verdant Receivables LLC
4.850% due 03/13/28 ~ 206,778 207,500
Verizon Master Trust
4.510% due 03/20/30  1,925,000 1,934,441
4.620% due 11/20/30  270,000 272,209
4.710% due 01/21/31  1,935,000 1,955,619
Voya CLO Ltd. (Cayman)
4.618% (SOFR + 0.950%)
due 04/20/38 ~ § 1,846,154 1,848,202
4.668% (SOFR + 1.000%)
due 01/20/38 ~ § 1,650,000 1,652,019
85,067,626
Total Asset-Backed Securities
    (Cost $170,322,786) 170,694,786
U.S. TREASURY OBLIGATIONS - 10.6%
U.S. Treasury Notes - 10.6%
3.500% due 09/30/26 ‡ 44,494,000 44,435,337
4.250% due 03/15/27 ‡ 43,933,800 44,150,015
88,585,352
Total U.S. Treasury Obligations
    (Cost $88,383,184) 88,585,352
SHORT-TERM INVESTMENTS - 12.8%
U.S. Treasury Bills - 12.8%
3.564% due 04/21/26 ‡ 52,528,500 52,422,772
3.671% due 06/25/26  55,755,700 55,284,080
107,706,852
Total Short-Term Investments
(Cost $107,718,644) 107,706,852
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.3%
    (Cost $841,075,038) 842,858,088
a Shares Value
SECURITIES LENDING COLLATERAL - 2.0%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 2,065,562 $ 2,065,562
Principal
Amount
Repurchase Agreements - 1.8%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$10,337,758; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $10,544,513) $ 10,336,698 10,336,698
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$4,738,394; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$4,855,963) 4,731,021 4,731,021
15,067,719
Total Securities Lending Collateral
(Cost $17,133,281) 17,133,281
a
TOTAL INVESTMENTS - 102.3%
(Cost $858,208,319) 859,991,369
DERIVATIVES - (2.7%) (22,592,339)
OTHER ASSETS & LIABILITIES, NET - 0.4% 3,072,217
NET ASSETS - 100.0% $ 840,471,247

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, swap agreements outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/26 104 $ 34,608,139 $ 34,167,900 ( $ 440,239 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/26 74 15,461,248 15,350,953 110,295
CBOT 5 Year U.S. Treasury Notes 06/26 51 5,586,404 5,517,164 69,240
$ 179,535
Total Futures Contracts ( $ 260,704 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return Index SOFR + 0.865% S BRC 04/15/26 $ 207,331,696 ( $ 5,602,998 ) $ – ( $ 5,602,998 )
S&P 500 Total Return Index SOFR + 0.840% S CIT 07/15/26 220,520,508 (5,957,120) – (5,957,120)
S&P 500 Total Return Index SOFR + 0.820% S BRC 10/15/26 191,499,148 (5,171,543) – (5,171,543)
S&P 500 Total Return Index SOFR + 0.830% S JPM 01/15/27 207,331,696 (5,599,974) – (5,599,974)
( $ 22,331,635 ) $ – ( $ 22,331,635 )
Total Swap Agreements ( $ 22,331,635 ) $ – ( $ 22,331,635 )

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 5.9%
spacing
Air Products & Chemicals, Inc. 54,361 $ 15,791,327
Linde PLC 21,620 10,718,331
Sherwin-Williams Co. 31,180 9,994,749
36,504,407
Communications - 9.5%
spacing
Alphabet, Inc. Class A  56,051 16,118,026
Amazon.com, Inc. * 51,009 10,623,645
Booking Holdings, Inc. 1,500 6,315,480
Meta Platforms, Inc. Class A  15,434 8,830,254
Motorola Solutions, Inc. 25,862 11,223,332
T-Mobile U.S., Inc. 30,400 6,384,912
59,495,649
Consumer, Cyclical - 2.8%
spacing
Home Depot, Inc. 26,583 8,742,883
O'Reilly Automotive, Inc. * 97,214 8,973,824
17,716,707
Consumer, Non-Cyclical - 20.2%
spacing
AstraZeneca PLC ADR (United Kingdom)  39,748 7,839,101
Becton Dickinson & Co. 61,635 9,690,871
CVS Health Corp. 167,278 12,013,906
Haleon PLC ADR † 934,692 9,356,267
Johnson & Johnson 100,769 24,631,974
McKesson Corp. 14,968 12,952,708
PepsiCo, Inc. 43,783 6,799,062
Procter & Gamble Co. 64,641 9,336,746
Roche Holding AG ADR 152,816 7,596,483
Thermo Fisher Scientific, Inc. 28,341 13,930,452
UnitedHealth Group, Inc. 36,115 9,772,358
Waters Corp. * 8,350 2,486,630
126,406,558
Energy - 8.7%
spacing
Chevron Corp. 77,727 16,081,716
ConocoPhillips 122,742 16,201,944
Enterprise Products Partners LP 359,550 13,605,372
Exxon Mobil Corp. 49,864 8,459,926
54,348,958
Financial - 22.1%
spacing
American Express Co. 30,814 9,320,619
American Tower Corp. REIT 36,367 6,276,217
Bank of America Corp. 245,702 11,977,972
Berkshire Hathaway, Inc. Class B * 26,428 12,664,298
Capital One Financial Corp. 44,102 8,045,528
Charles Schwab Corp. 164,848 15,492,415
JPMorgan Chase & Co. 90,503 26,622,362
Marsh & McLennan Cos., Inc. 62,185 10,785,988
PNC Financial Services Group, Inc. 39,242 8,165,868
Progressive Corp. 24,209 4,799,192
Travelers Cos., Inc. 52,020 15,173,194
Visa, Inc. Class A  28,877 8,727,784
138,051,437
Industrial - 15.9%
spacing
Boeing Co. * 27,737 5,520,495
Deere & Co. 22,049 12,420,202
a Shares Value
Honeywell International, Inc. 42,003 $ 9,493,938
Illinois Tool Works, Inc. 22,959 5,975,998
Martin Marietta Materials, Inc. 21,493 12,652,499
Parker-Hannifin Corp. 17,909 16,032,853
RTX Corp. 70,999 13,695,707
Veralto Corp. 58,362 5,160,368
XPO, Inc. * 94,757 18,434,975
99,387,035
Technology - 8.9%
spacing
Broadcom, Inc. 38,692 11,975,561
Intel Corp. * 239,000 10,547,070
Microchip Technology, Inc. 194,626 12,574,786
Microsoft Corp. 18,292 6,771,150
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  40,356 13,638,310
55,506,877
Utilities - 4.4%
spacing
Sempra 121,392 11,795,661
WEC Energy Group, Inc. 133,778 15,487,479
27,283,140
Total Common Stocks
    (Cost $498,970,737) 614,700,768
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $498,970,737) 614,700,768
SECURITIES LENDING COLLATERAL - 1.4%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,054,024 1,054,024
Principal
Amount
Repurchase Agreements - 1.2%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$5,275,198; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $5,380,702) $ 5,274,657 5,274,657
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$2,417,929; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$2,477,923) 2,414,167 2,414,167
7,688,824
Total Securities Lending Collateral
(Cost $8,742,848) 8,742,848

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Value
TOTAL INVESTMENTS - 99.8%
(Cost $507,713,585) $ 623,443,616
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,109,768
NET ASSETS - 100.0% $ 624,553,384

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.9%
Communications - 7.0%
spacing
Chewy, Inc. Class A * 225,923 $ 6,099,921
Coupang, Inc. * (South Korea)  58,442 1,103,385
Expedia Group, Inc. 49,673 11,468,999
GoDaddy, Inc. Class A * 5,045 417,070
Lyft, Inc. Class A †* 143,827 1,912,899
Maplebear, Inc. * 200,907 7,525,976
Pinterest, Inc. Class A * 230,277 4,223,280
Reddit, Inc. Class A * 55,969 7,536,226
Roku, Inc. * 31,209 2,952,996
Trade Desk, Inc. Class A * 260,857 5,918,845
TripAdvisor, Inc. * 293,960 3,133,614
Wayfair, Inc. Class A * 16,575 1,246,606
53,539,817
Consumer, Cyclical - 21.3%
spacing
Allison Transmission Holdings, Inc. 114,446 13,397,049
American Airlines Group, Inc. * 347,953 3,737,015
Carnival Corp. 107,415 2,779,900
Carvana Co. * 32,762 10,299,718
Deckers Outdoor Corp. * 59,949 6,000,295
Domino's Pizza, Inc. 13,431 4,818,909
Five Below, Inc. * 89,564 20,463,583
Freshpet, Inc. * 7,057 416,081
Hilton Worldwide Holdings, Inc. 24,915 7,576,153
Live Nation Entertainment, Inc. †* 59,075 9,009,528
Lululemon Athletica, Inc. * 105,640 16,173,484
On Holding AG Class A * (Switzerland)  77,207 2,626,582
Planet Fitness, Inc. Class A * 22,656 1,685,153
Ralph Lauren Corp. 1,367 470,234
Restaurant Brands International, Inc. (Canada)  34,608 2,557,531
Royal Caribbean Cruises Ltd. 35,719 9,829,154
Southwest Airlines Co. 86,147 3,236,543
Tapestry, Inc. 1,655 233,537
Texas Roadhouse, Inc. 26,061 4,303,714
Ulta Beauty, Inc. * 22,345 11,679,955
Viking Holdings Ltd. * 288,488 21,198,098
Williams-Sonoma, Inc. 10,822 1,973,175
WW Grainger, Inc. 1,839 2,006,000
Yum! Brands, Inc. 40,313 6,267,865
162,739,256
Consumer, Non-Cyclical - 17.0%
spacing
10X Genomics, Inc. Class A * 290,558 6,168,546
Albertsons Cos., Inc. Class A  181,260 3,088,670
Alnylam Pharmaceuticals, Inc. * 54,604 18,066,826
Cardinal Health, Inc. 56,634 11,967,331
Cencora, Inc. 54,670 17,174,034
Coca-Cola Consolidated, Inc. 3,182 610,117
Exelixis, Inc. * 104,651 4,488,481
Fortrea Holdings, Inc. * 66,351 625,026
Halozyme Therapeutics, Inc. * 45,799 2,959,989
IDEXX Laboratories, Inc. * 8,551 4,804,721
Illumina, Inc. * 22,223 2,739,207
Incyte Corp. * 21,385 2,012,756
Insmed, Inc. * 35,253 5,764,571
Insulet Corp. * 52,598 11,037,164
Medpace Holdings, Inc. * 5,979 2,871,056
Natera, Inc. * 42,120 8,423,579
Paylocity Holding Corp. * 16,561 1,789,251
Quanta Services, Inc. 17,098 9,387,144
a Shares Value
Rollins, Inc. 99,181 $ 5,297,257
Sarepta Therapeutics, Inc. * 161,341 3,510,780
Toast, Inc. Class A * 204,188 5,413,024
WEX, Inc. * 12,597 1,927,845
130,127,375
Energy - 3.7%
spacing
Cheniere Energy, Inc. 43,305 12,288,227
Enphase Energy, Inc. * 7,959 300,930
Targa Resources Corp. 22,813 5,719,903
Weatherford International PLC 106,148 10,039,478
28,348,538
Financial - 8.9%
spacing
Allstate Corp. 37,382 7,750,784
Ameriprise Financial, Inc. 60,562 26,913,753
Arch Capital Group Ltd. * 32,327 3,103,069
Bank of New York Mellon Corp. 184,335 21,867,661
CBRE Group, Inc. Class A * 14,333 1,941,548
Equitable Holdings, Inc. 16,137 598,844
Simon Property Group, Inc. REIT 7,183 1,339,845
SoFi Technologies, Inc. * 14,893 236,501
Western Union Co. † 152,476 1,331,115
XP, Inc. Class A (Brazil)  149,025 2,837,436
67,920,556
Industrial - 18.9%
spacing
Axon Enterprise, Inc. * 1,855 787,800
BWX Technologies, Inc. 58,574 11,977,797
Cognex Corp. 56,994 2,792,136
Comfort Systems USA, Inc. 5,890 8,122,251
EMCOR Group, Inc. 25,750 19,011,483
Generac Holdings, Inc. * 66,421 12,974,014
HEICO Corp. † 12,375 3,393,225
Howmet Aerospace, Inc. 134,492 30,995,026
Hubbell, Inc. 4,548 2,231,886
Jabil, Inc. 1,949 517,713
Karman Holdings, Inc. †* 67,010 5,364,151
Rocket Lab Corp. * 17,934 1,151,722
Rockwell Automation, Inc. 5,539 1,987,836
StandardAero, Inc. * 7,958 205,555
Tetra Tech, Inc. 10,449 314,724
Trane Technologies PLC 2,680 1,116,863
TransDigm Group, Inc. 5,973 6,922,468
Veralto Corp. 27,205 2,405,466
Vertiv Holdings Co. Class A  128,778 32,269,191
144,541,307
Technology - 20.2%
spacing
Broadridge Financial Solutions, Inc. 1,892 307,412
Cloudflare, Inc. Class A * 2,770 571,562
Datadog, Inc. Class A * 34,796 4,107,668
Docusign, Inc. * 164,098 7,779,886
DoubleVerify Holdings, Inc. * 181,327 1,722,606
Doximity, Inc. Class A * 142,901 3,329,593
Duolingo, Inc. * 83,629 8,243,311
Dynatrace, Inc. * 288,173 10,656,638
Elastic NV * 94,416 4,719,856
Everpure, Inc. Class A * 91,744 5,416,566
Fair Isaac Corp. * 2,609 2,785,212
Five9, Inc. * 133,044 2,018,277
Gartner, Inc. * 87,303 13,823,557
Gitlab, Inc. Class A * 200,997 4,349,575

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Globant SA * 45,807 $ 2,112,161
Guidewire Software, Inc. * 34,629 5,179,113
HubSpot, Inc. * 36,076 8,806,152
Kyndryl Holdings, Inc. * 55,254 724,932
Lumentum Holdings, Inc. †* 7,477 5,254,536
Manhattan Associates, Inc. * 15,108 2,011,177
MKS, Inc. 52,512 12,067,783
MongoDB, Inc. * 14,516 3,553,081
Monolithic Power Systems, Inc. 1,314 1,436,662
NetApp, Inc. 59,392 6,081,147
Okta, Inc. * 23,022 1,812,062
Paycom Software, Inc. 56,582 6,876,976
Teradyne, Inc. 4,647 1,377,650
Tyler Technologies, Inc. * 8,144 2,788,343
UiPath, Inc. Class A †* 908,043 10,079,277
Veeva Systems, Inc. Class A * 81,781 14,365,650
154,358,421
Utilities - 1.9%
spacing
NRG Energy, Inc. 48,850 7,138,939
Vistra Corp. 48,067 7,225,912
14,364,851
Total Common Stocks
    (Cost $704,486,393) 755,940,121
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $704,486,393) 755,940,121
SECURITIES LENDING COLLATERAL - 3.0%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.520% 2,764,778 2,764,778
Principal
Amount
Repurchase Agreements - 2.6%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$13,837,206; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $14,113,950) $ 13,835,788 13,835,788
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$6,342,394; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$6,499,762) 6,332,526 6,332,526
20,168,314
Total Securities Lending Collateral
(Cost $22,933,092) 22,933,092
a
Value
TOTAL INVESTMENTS - 101.9%
(Cost $727,419,485) $ 778,873,213
OTHER ASSETS & LIABILITIES, NET - (1.9%) (14,240,482)
NET ASSETS - 100.0% $ 764,632,731

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.0%
Basic Materials - 0.9%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,500,000 $ 1,479,464
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ 800,000 785,200
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 2,248,000 2,265,341
5.338% due 04/04/27 ~ 569,000 573,669
Mosaic Co.
4.050% due 11/15/27  1,920,000 1,908,257
7,011,931
Communications - 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  1,266,000 1,183,480
4.200% due 03/15/28  1,920,000 1,903,932
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 1,430,000 1,433,674
4.620% due 07/16/28 ~ 200,000 200,793
Orange SA (France)
4.000% due 01/13/29 ~ 882,000 873,358
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,529,231
5.000% due 02/15/29  1,003,000 1,013,481
8,137,949
Consumer, Cyclical - 4.3%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,620,000 1,608,939
American Honda Finance Corp.
4.390% (SOFR + 0.730%)
due 08/13/27 § 2,250,000 2,248,340
4.538% (SOFR + 0.870%)
due 07/09/27 § 2,300,000 2,301,856
AutoNation, Inc.
4.450% due 01/15/29  1,950,000 1,934,330
AutoZone, Inc.
5.125% due 06/15/30  357,000 363,282
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 1,176,000 1,185,896
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 299,993
4.970% due 04/06/29  200,000 197,598
5.800% due 03/05/27  500,000 502,877
5.850% due 05/17/27  2,200,000 2,216,735
6.950% due 06/10/26  3,175,000 3,182,584
7.350% due 11/04/27 † 1,820,000 1,878,977
General Motors Financial Co., Inc.
1.500% due 06/10/26  700,000 695,956
2.350% due 02/26/27  1,015,000 995,809
4.000% due 10/06/26  585,000 583,693
5.000% due 07/15/27  1,700,000 1,709,281
5.400% due 05/08/27  2,200,000 2,219,898
5.550% due 07/15/29  615,000 629,325
Hyundai Capital America
due 04/06/28 # ~ 1,870,000 1,869,988
2.750% due 09/27/26 ~ † 2,000,000 1,985,117
5.650% due 06/26/26 ~ 2,000,000 2,005,528
a
Principal
Amount Value
Ross Stores, Inc.
0.875% due 04/15/26  $ 500,000 $ 499,276
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ 780,000 785,192
31,900,470
Consumer, Non-Cyclical - 4.8%
Augusta SpinCo Corp.
4.398% due 03/23/29  984,000 981,442
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 387,919
3.215% due 09/06/26 † 600,000 596,932
3.557% due 08/15/27  2,065,000 2,043,007
4.700% due 04/02/27  600,000 601,440
BAT International Finance PLC (United Kingdom)
5.931% due 02/02/29  2,091,000 2,169,513
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,525,000 1,509,975
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,250,000 2,270,799
Centene Corp.
4.250% due 12/15/27  977,000 960,274
Cigna Group
3.400% due 03/01/27  2,000,000 1,982,050
CVS Health Corp.
1.300% due 08/21/27  2,220,000 2,127,758
2.875% due 06/01/26  2,590,000 2,583,534
6.250% due 06/01/27  1,530,000 1,559,984
Global Payments, Inc.
4.500% due 11/15/28  1,783,000 1,766,141
HCA, Inc.
4.125% due 06/15/29  847,000 835,481
4.500% due 02/15/27  1,523,000 1,523,167
5.200% due 06/01/28  922,000 935,993
5.250% due 06/15/26  1,516,000 1,516,916
5.625% due 09/01/28  696,000 710,077
Humana, Inc.
1.350% due 02/03/27  843,000 821,155
3.950% due 03/15/27  775,000 771,774
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 1,499,000 1,500,308
6.125% due 07/27/27 ~ 700,000 714,384
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 994,000 1,003,588
Philip Morris International, Inc.
4.125% due 04/28/28  2,000,000 1,996,973
4.326% (SOFR + 0.660%)
due 10/27/28 § 1,586,000 1,585,415
35,455,999
Energy - 4.6%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,000,000 1,989,180
5.000% due 12/15/29  692,000 703,011
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ 750,000 774,496
DCP Midstream Operating LP
5.625% due 07/15/27  2,000,000 2,026,415
Diamondback Energy, Inc.
3.250% due 12/01/26  1,470,000 1,460,763
5.200% due 04/18/27  500,000 504,049
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,181,000 2,199,833

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.300% due 04/05/29  $ 2,550,000 $ 2,602,988
5.900% due 11/15/26  2,340,000 2,359,985
Energy Transfer LP
6.000% due 02/01/29 ~ 600,000 604,796
EQT Corp.
3.900% due 10/01/27  1,050,000 1,037,540
Hess Corp.
4.300% due 04/01/27  2,500,000 2,501,962
MPLX LP
4.000% due 03/15/28  295,000 292,757
4.250% due 12/01/27  755,000 753,137
Northwest Pipeline LLC
4.000% due 04/01/27  2,230,000 2,222,214
ONEOK, Inc.
4.000% due 07/13/27  2,638,000 2,624,011
4.250% due 09/24/27  500,000 498,878
5.550% due 11/01/26  1,385,000 1,393,246
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  818,000 791,825
4.500% due 12/15/26  2,300,000 2,301,335
4.700% due 01/15/31  1,500,000 1,495,965
Targa Resources Corp.
4.350% due 01/15/29  196,000 195,223
Western Midstream Operating LP
4.650% due 07/01/26  2,500,000 2,500,000
Williams Cos., Inc.
4.900% due 03/15/29  297,000 300,533
34,134,142
Financial - 31.0%
ABN AMRO Bank NV (Netherlands)
4.988% due 12/03/28 ~ 1,200,000 1,209,420
6.339% due 09/18/27 ~ 2,000,000 2,017,200
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  1,500,000 1,483,717
3.650% due 07/21/27  2,000,000 1,979,145
6.100% due 01/15/27  2,000,000 2,022,208
6.450% due 04/15/27  2,000,000 2,038,117
American Express Co.
5.098% due 02/16/28  2,000,000 2,011,149
American Tower Corp.
3.375% due 10/15/26  500,000 497,168
3.600% due 01/15/28  2,040,000 2,010,267
3.650% due 03/15/27  2,235,000 2,219,465
Aon North America, Inc.
5.125% due 03/01/27  1,662,000 1,670,914
5.150% due 03/01/29  325,000 332,017
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,546,000 1,497,576
5.450% due 09/09/28 ~ 458,000 453,458
5.700% due 03/15/28  1,940,000 1,937,801
Athene Global Funding
1.608% due 06/29/26 ~ 1,800,000 1,786,836
4.596% (SOFR + 0.950%)
due 04/19/27 ~ § 1,200,000 1,200,365
4.950% due 01/07/27 ~ 2,300,000 2,306,881
5.516% due 03/25/27 ~ 1,500,000 1,512,699
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 1,010,000 976,095
3.250% due 02/15/27 ~ 1,180,000 1,167,019
4.950% due 01/15/28 ~ 2,744,000 2,754,285
a
Principal
Amount Value
Bank of America Corp.
3.419% due 12/20/28  $ 955,000 $ 938,500
3.705% due 04/24/28  3,021,000 2,998,699
3.824% due 01/20/28  2,680,000 2,667,047
5.202% due 04/25/29 † 1,014,000 1,028,586
5.819% due 09/15/29 † 2,501,000 2,580,330
Bank of Montreal (Canada)
4.567% due 09/10/27  2,000,000 2,002,254
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  2,000,000 1,982,425
4.404% due 09/08/28  2,000,000 1,998,468
4.408% (SOFR + 0.760%)
due 09/15/28 § 2,300,000 2,300,449
Barclays PLC (United Kingdom)
2.279% due 11/24/27  500,000 492,500
4.219% due 05/24/30  624,000 614,592
4.837% due 09/10/28  778,000 781,165
5.674% due 03/12/28  2,200,000 2,221,058
5.690% due 03/12/30  670,000 688,582
5.829% due 05/09/27  2,235,000 2,237,464
6.496% due 09/13/27  2,260,000 2,278,395
Blackstone Private Credit Fund
3.250% due 03/15/27 † 2,000,000 1,950,565
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 2,460,000 2,441,819
Brown & Brown, Inc.
4.600% due 12/23/26  701,000 703,221
4.700% due 06/23/28  390,000 391,212
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,520,000 1,533,098
Capital One Financial Corp.
1.878% due 11/02/27  3,025,000 2,975,310
4.927% due 05/10/28  287,000 287,828
7.149% due 10/29/27  1,660,000 1,682,943
Citigroup, Inc.
1.462% due 06/09/27  1,071,000 1,064,859
3.070% due 02/24/28  2,721,000 2,688,549
3.520% due 10/27/28  1,500,000 1,478,069
4.542% due 09/19/30 † 740,000 737,587
5.174% due 02/13/30  622,000 631,672
Citizens Bank NA
4.575% due 08/09/28  2,700,000 2,702,073
Cooperatieve Rabobank UA (Netherlands)
5.564% due 02/28/29 ~ † 760,000 774,655
Corebridge Financial, Inc.
3.650% due 04/05/27  2,000,000 1,982,378
Crown Castle, Inc.
1.050% due 07/15/26  379,000 375,402
3.700% due 06/15/26  500,000 499,235
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 800,000 790,018
4.298% due 04/01/28 ~ 1,900,000 1,897,498
5.427% due 03/01/28 ~ 2,300,000 2,322,146
Deutsche Bank AG (Germany)
2.311% due 11/16/27  500,000 493,236
2.552% due 01/07/28  1,600,000 1,575,301
5.373% due 01/10/29  1,500,000 1,517,765
5.706% due 02/08/28  2,500,000 2,521,243
7.146% due 07/13/27  2,000,000 2,013,613
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,529,000 2,525,461
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 500,000 479,042

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.875% due 11/19/27 ~ $ 2,000,000 $ 2,012,850
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,188,000 1,210,465
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,092,000 2,063,625
2.640% due 02/24/28  2,470,000 2,430,529
3.691% due 06/05/28  1,522,000 1,508,803
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 707,000 689,199
5.150% due 04/02/29 ~ 750,000 729,081
5.300% due 06/05/27 ~ 956,000 951,575
5.450% due 01/14/28  1,600,000 1,588,720
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  2,000,000 1,985,570
5.597% due 05/17/28  1,500,000 1,517,092
5.887% due 08/14/27  2,490,000 2,502,298
7.390% due 11/03/28  2,100,000 2,189,556
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,500,000 2,498,738
Huntington National Bank
4.388% (SOFR + 0.720%)
due 04/12/28 § 1,878,000 1,879,041
ING Groep NV (Netherlands)
4.858% due 03/25/29  2,396,000 2,411,621
Jackson Financial, Inc.
5.170% due 06/08/27  1,500,000 1,510,640
Jackson National Life Global Funding
4.638% (SOFR + 0.970%)
due 01/14/28 ~ § 1,300,000 1,298,323
5.550% due 07/02/27 ~ 2,200,000 2,220,802
JPMorgan Chase & Co.
1.578% due 04/22/27  2,730,000 2,725,628
2.182% due 06/01/28  1,000,000 974,994
2.947% due 02/24/28  2,100,000 2,073,878
4.505% due 10/22/28  420,000 420,025
4.851% due 07/25/28  1,290,000 1,296,614
5.012% due 01/23/30  500,000 507,066
5.571% due 04/22/28  1,704,000 1,725,135
6.087% due 10/23/29  645,000 670,306
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27  3,060,000 3,049,347
4.709% (SOFR + 1.060%)
due 06/13/29 § 2,300,000 2,309,873
LPL Holdings, Inc.
4.900% due 04/03/28  772,000 774,723
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,910,000 1,894,931
5.414% due 09/13/28  2,500,000 2,534,467
Morgan Stanley
3.591% due 07/22/28 § 600,000 593,076
3.772% due 01/24/29  500,000 493,436
5.042% due 07/19/30  2,377,000 2,404,967
5.173% due 01/16/30  1,845,000 1,871,253
5.652% due 04/13/28  2,890,000 2,924,987
5.656% due 04/18/30  1,667,000 1,715,139
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 938,855
Morgan Stanley Private Bank NA
4.440% (SOFR + 0.780%)
due 11/17/28 § 1,900,000 1,898,787
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  3,100,000 3,081,284
3.073% due 05/22/28  700,000 688,846
a
Principal
Amount Value
4.756% (SOFR + 1.100%)
due 05/23/29 § $ 2,150,000 $ 2,158,599
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,270,000 2,274,469
5.300% due 01/21/28  2,100,000 2,114,650
6.615% due 10/20/27  2,200,000 2,225,647
RGA Global Funding
4.350% due 08/25/28 ~ 2,270,000 2,259,428
Royal Bank of Canada (Canada)
4.364% (SOFR + 0.700%)
due 11/03/28 § 2,340,000 2,333,930
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,995,000 2,013,144
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,030,000 2,050,160
5.500% due 04/13/29 ~ 1,208,000 1,226,394
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 1,084,000 1,072,902
6.301% due 01/09/29 ~ 770,000 791,118
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 707,000 703,278
Takeoff Merger Sub, Inc.
4.400% due 03/24/28 ~ 293,000 291,531
4.500% due 03/24/29 ~ 290,000 288,189
Truist Financial Corp.
4.873% due 01/26/29  2,000,000 2,013,766
5.435% due 01/24/30  1,845,000 1,888,736
6.047% due 06/08/27  1,746,000 1,750,471
U.S. Bancorp
5.384% due 01/23/30  1,659,000 1,699,260
6.787% due 10/26/27  2,000,000 2,026,833
U.S. Bank NA
4.570% (SOFR + 0.910%)
due 05/15/28 § 2,000,000 2,008,116
UBS AG (Switzerland)
4.458% (SOFR + 0.810%)
due 03/16/29 § 2,400,000 2,402,465
UBS Group AG (Switzerland)
4.703% due 08/05/27 ~ 2,500,000 2,500,827
VICI Properties LP
4.750% due 02/15/28  1,382,000 1,383,771
4.750% due 04/01/28  122,000 122,147
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,665,000 2,658,167
Wells Fargo & Co.
2.393% due 06/02/28  700,000 683,357
3.196% due 06/17/27  600,000 598,311
3.526% due 03/24/28  1,449,000 1,437,379
3.584% due 05/22/28  645,000 639,020
4.900% due 01/24/28  1,288,000 1,292,864
5.198% due 01/23/30 † 1,376,000 1,397,756
5.707% due 04/22/28  2,218,000 2,246,952
6.303% due 10/23/29  2,530,000 2,635,335
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,870,000 1,854,507
229,739,738
Industrial - 1.3%
Amrize Finance U.S. LLC
4.600% due 04/07/27  654,000 655,796
Boeing Co.
5.040% due 05/01/27  2,500,000 2,514,502
6.259% due 05/01/27  600,000 610,528

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CNH Industrial Capital LLC
1.450% due 07/15/26  $ 600,000 $ 594,625
4.500% due 10/08/27  3,000,000 2,999,747
4.750% due 03/21/28  780,000 783,652
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,500,000 1,513,530
9,672,380
Technology - 1.3%
Broadcom, Inc.
4.000% due 04/15/29 ~ 1,252,000 1,239,964
4.750% due 04/15/29  98,000 99,120
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,431,000 1,419,390
4.750% due 04/01/28  2,200,000 2,216,301
5.250% due 02/01/28  390,000 395,335
Leidos, Inc.
4.100% due 03/15/29  621,000 614,996
Marvell Technology, Inc.
1.650% due 04/15/26  800,000 799,118
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  508,000 505,753
Oracle Corp.
4.772% (SOFR + 1.110%)
due 02/04/29 § 2,400,000 2,379,055
VMware LLC
1.800% due 08/15/28  150,000 141,272
9,810,304
Utilities - 2.7%
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 599,274
2.850% due 08/15/26  500,000 497,345
DTE Energy Co.
4.875% due 06/01/28  1,379,000 1,391,670
Duke Energy Corp.
4.850% due 01/05/29  1,084,000 1,097,895
Emera U.S. Finance LLC
4.500% due 04/01/29  1,439,000 1,437,572
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 1,180,000 1,171,194
4.125% due 09/30/28 ~ 635,000 629,900
Exelon Corp.
2.750% due 03/15/27  500,000 492,482
5.150% due 03/15/28  960,000 971,687
5.150% due 03/15/29 † 589,000 600,410
FirstEnergy Corp.
3.900% due 07/15/27  2,920,000 2,896,941
FirstEnergy Transmission LLC
4.550% due 01/15/30  265,000 264,832
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,030,000 1,035,294
NiSource, Inc.
5.250% due 03/30/28  1,130,000 1,148,229
Pacific Gas & Electric Co.
5.450% due 06/15/27  1,520,000 1,535,438
Pinnacle West Capital Corp.
4.900% due 05/15/28  316,000 318,528
Southern California Edison Co.
4.700% due 06/01/27  249,000 249,259
5.150% due 06/01/29  870,000 882,429
5.650% due 10/01/28  247,000 253,213
a
Principal
Amount Value
Southern Co.
5.500% due 03/15/29 † $ 1,340,000 $ 1,380,918
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,223,000 1,227,339
20,081,849
Total Corporate Bonds & Notes
    (Cost $384,305,663) 385,944,762
MORTGAGE-BACKED SECURITIES - 4.3%
Collateralized Mortgage Obligations - Commercial - 4.3%
ALA Trust
5.416% (SOFR + 1.743%)
due 06/15/40 ~ § 1,475,000 1,480,999
ARES Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 02/15/43 ~ § 267,000 266,218
Bank
3.229% due 11/15/50  2,482,209 2,437,110
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 431,997
BFLD Mortgage Trust
5.165% (SOFR + 1.492%)
due 07/15/39 ~ § 407,879 408,347
BLP Commercial Mortgage Trust
5.015% (SOFR + 1.342%)
due 03/15/41 ~ § 256,997 257,297
BMO Mortgage Trust
7.055% due 11/15/56 § 1,000,000 1,055,093
BX Commercial Mortgage Trust
4.637% (SOFR + 0.964%)
due 11/15/38 ~ § 316,003 315,857
4.873% (SOFR + 1.200%)
due 03/15/43 ~ § 997,000 995,878
4.965% (SOFR + 1.293%)
due 12/15/39 ~ § 1,187,949 1,189,243
5.064% (SOFR + 1.392%)
due 03/15/41 ~ § 1,711,600 1,715,637
5.115% (SOFR + 1.442%)
due 02/15/39 ~ § 1,888,470 1,892,950
5.116% (SOFR + 1.443%)
due 04/15/40 ~ § 1,133,303 1,134,955
5.314% (SOFR + 1.641%)
due 05/15/41 ~ § 640,048 640,798
5.364% (SOFR + 1.691%)
due 08/15/41 ~ § 780,526 782,252
BX Trust
4.816% (SOFR + 1.144%)
due 03/15/30 ~ § 217,652 216,811
4.823% (SOFR + 1.150%)
due 02/15/35 ~ § 1,275,000 1,269,830
5.066% (SOFR + 1.393%)
due 03/15/30 ~ § 228,388 226,857
5.114% (SOFR + 1.442%)
due 04/15/41 ~ § 164,765 164,986
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 750,000 759,301
ELM Trust
5.414% due 06/10/39 ~ § 1,020,000 1,022,571
Extended Stay America Trust
4.873% (SOFR + 1.200%)
due 02/15/43 ~ § 1,329,491 1,331,210

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.973% (SOFR + 1.300%)
due 10/15/42 ~ § $ 1,055,000 $ 1,056,385
GS Mortgage Securities Corp. Trust
4.852% due 08/10/41 ~ § 180,000 181,229
HAVN Trust
5.373% (SOFR + 1.700%)
due 10/15/35 ~ § 115,000 114,493
Hilton USA Trust
4.194% due 11/05/38 ~ § 750,000 747,895
Morgan Stanley Capital I Trust
3.261% due 07/15/52  1,085,000 1,040,423
3.587% due 12/15/50  656,000 645,736
MTN Commercial Mortgage Trust
5.077% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 474,864
PLYM Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 03/15/43 ~ § 1,163,000 1,158,904
5.123% (SOFR + 1.450%)
due 03/15/43 ~ § 145,000 144,165
TCO Commercial Mortgage Trust
4.915% (SOFR + 1.243%)
due 12/15/39 ~ § 849,000 848,594
UBS Commercial Mortgage Trust
2.865% due 10/15/52  334,510 326,641
3.460% due 04/15/52  672,226 664,340
Wells Fargo Commercial Mortgage Trust
3.933% due 03/15/52  1,361,317 1,352,969
4.175% due 09/15/61  2,566,730 2,549,281
4.760% due 03/15/38 ~ § 440,000 440,150
31,742,266
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 89,801 88,406
OLIT Trust
3.000% due 11/25/38 ~ § 128,864 125,765
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 225,015 220,771
434,942
Total Mortgage-Backed Securities
    (Cost $31,952,650) 32,177,208
ASSET-BACKED SECURITIES - 19.4%
Automobile Other - 1.4%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 690,000 683,072
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,250,000 1,249,268
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  580,000 583,585
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 715,000 718,502
4.910% due 03/15/30 ~ 1,200,000 1,208,660
5.830% due 06/15/30 ~ 187,000 192,323
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,230,000 1,235,549
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,254,845 1,263,673
5.038% due 07/25/31 ~ 98,324 99,032
a
Principal
Amount Value
5.121% due 12/29/32 ~ $ 898,741 $ 906,254
5.185% due 07/25/31 ~ 409,682 413,071
Volkswagen Auto Lease Trust
4.010% due 01/22/29  1,925,000 1,923,112
10,476,101
Automobile Sequential - 8.6%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,900,000 1,910,537
4.590% due 03/15/34 ~ 1,449,465 1,453,592
5.300% due 11/15/32 ~ 126,668 127,276
5.540% due 04/15/33 ~ 199,867 200,888
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,000,000 992,952
4.770% due 02/20/29 ~ 2,400,000 2,415,306
4.800% due 08/20/29 ~ 270,000 272,147
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,585,000 1,590,852
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  1,140,000 1,146,262
CarMax Auto Owner Trust
3.970% due 12/16/30  2,000,000 1,988,473
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,820,000 1,815,543
4.550% due 08/12/30  1,135,000 1,139,780
4.640% due 01/10/30  1,228,731 1,232,697
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 383,977 387,919
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,250,000 2,260,475
4.510% due 02/22/28 ~ 1,817,222 1,821,726
4.980% due 08/21/28 ~ 291,000 293,514
5.060% due 03/20/31 ~ 95,000 96,456
5.160% due 09/20/30 ~ 50,000 50,702
5.230% due 03/20/30 ~ 243,840 245,077
5.420% due 10/22/29 ~ 1,592,152 1,602,379
5.500% due 04/22/30 ~ 1,930,000 1,953,001
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,455,000 1,456,553
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,400,000 2,411,746
4.610% due 08/15/29  635,000 639,122
5.280% due 02/15/36 ~ 1,146,000 1,172,477
5.530% due 09/15/28  781,990 788,269
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 722,639
4.422% (SOFR + 0.750%)
due 04/15/29 ~ § 1,200,000 1,204,431
4.630% due 04/15/30  1,150,000 1,158,573
GM Financial Consumer Automobile Receivables
Trust
4.850% due 12/18/28  365,939 367,424
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,428,775
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 2,855,000 2,878,236
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,140,000 2,149,063
5.480% due 04/17/28  518,779 521,334
5.540% due 10/16/28  1,480,868 1,492,027
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 735,000 736,498

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Navistar Financial Dealer Note Master Owner
Trust
5.590% due 04/25/29 ~ $ 554,000 $ 554,490
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  892,932 898,332
Porsche Financial Auto Securitization Trust
5.790% due 01/22/29 ~ 315,510 317,240
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,570,000 1,575,619
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,365,000 1,369,769
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,577,000 1,571,261
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,120,000 2,122,333
USB Auto Owner Trust
4.490% due 06/17/30 ~ 550,000 552,561
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  2,830,000 2,850,025
5.480% due 12/20/28  1,639,170 1,655,480
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,410,000 1,403,215
4.410% due 05/18/40 ~ 2,280,000 2,285,608
4.570% due 01/18/40 ~ 2,193,062 2,201,148
World Omni Select Auto Trust
4.080% due 08/15/31  320,000 318,537
63,800,339
Credit Card Bullet - 0.3%
WF Card Issuance Trust
4.340% due 05/15/30  2,085,000 2,097,189
Other Asset-Backed Securities - 9.1%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,207,132 1,208,157
5.080% due 04/15/30 ~ 71,481 71,525
Affirm Master Trust
4.370% due 02/15/34 ~ 1,285,000 1,280,656
AIMCO CLO (Cayman)
due 04/16/37 # ~ § 1,900,000 1,900,000
Allegro CLO XIII Ltd. (Cayman)
4.768% (SOFR + 1.100%)
due 07/20/38 ~ § 1,745,625 1,747,882
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 874,852 881,143
Bain Capital Credit CLO Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 04/20/34 ~ § 3,020,000 3,023,686
4.819% (SOFR + 1.150%)
due 04/22/35 ~ § 1,900,000 1,899,525
Barings CLO Ltd. (Cayman)
4.808% (SOFR + 1.140%)
due 01/20/36 ~ § 2,500,000 2,500,093
Bowling Green Park CLO LLC
4.668% (SOFR + 1.000%)
due 04/18/35 ~ § 639,000 639,166
Buckhorn Park CLO Ltd. (Cayman)
4.738% (SOFR + 1.070%)
due 07/18/34 ~ § 1,566,000 1,567,357
CCG Receivables Trust
4.480% due 10/14/32 ~ 123,371 123,832
CNH Equipment Trust
4.770% due 06/15/29  404,768 407,576
a
Principal
Amount Value
5.190% due 09/17/29  $ 820,360 $ 827,901
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,975
4.590% due 08/16/27 ~ 280,821 281,332
4.770% due 08/15/35 ~ 775,000 780,509
DLLMT LLC
4.030% due 07/20/28 ~ 490,000 489,759
4.200% due 12/20/29 ~ 250,000 249,678
Dryden 68 CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/35 ~ § 1,421,000 1,421,662
Flatiron CLO 19 Ltd. (Cayman)
4.833% (SOFR + 1.180%)
due 11/16/34 ~ § 1,448,658 1,449,772
Flatiron CLO 23 LLC
4.908% (SOFR + 1.240%)
due 04/17/36 ~ § 1,982,000 1,981,923
Flatiron RR CLO 22 LLC
4.582% (SOFR + 0.910%)
due 10/15/34 ~ § 2,300,000 2,297,816
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,445,005 1,446,156
4.930% due 06/25/60 ~ 81,261 81,555
Hartwick Park CLO Ltd. (Jersey)
4.828% (SOFR + 1.160%)
due 01/20/37 ~ § 1,248,000 1,248,032
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 1,307,120 1,312,035
Invesco CLO Ltd. (Cayman)
4.749% (SOFR + 1.080%)
due 10/22/34 ~ § 1,520,000 1,518,480
Juniper Valley Park CLO Ltd. (Jersey)
4.748% (SOFR + 1.080%)
due 07/20/36 ~ § 2,350,000 2,350,409
M&T Equipment Notes
4.700% due 12/16/27 ~ 719,547 722,105
Madison Park Funding XLV Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § 1,413,000 1,414,475
Madison Park Funding XXVII Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 04/20/38 ~ § 1,125,000 1,126,228
Magnetite XXIII Ltd. (Cayman)
4.637% (SOFR + 0.990%)
due 01/25/35 ~ § 2,400,000 2,400,713
Magnetite XXVI Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 01/25/38 ~ § 922,500 923,433
Marlette Funding Trust
4.750% due 07/16/35 ~ 52,528 52,578
4.950% due 07/16/35 ~ 1,900,000 1,903,233
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 204,079
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.699% (SOFR + 1.040%)
due 07/23/36 ~ § 1,210,000 1,210,234
OHA Credit Funding 22 Ltd. (Cayman)
4.998% (SOFR + 1.330%)
due 07/20/38 ~ § 1,424,000 1,424,240
Oportun Issuance Trust
4.320% due 01/09/34 ~ 180,000 179,182
4.490% due 07/08/33 ~ 465,000 463,998
4.880% due 05/09/33 ~ 1,040,000 1,042,205

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Palmer Square Loan Funding Ltd. (Cayman)
4.453% (SOFR + 0.800%)
due 02/15/33 ~ § $ 497,996 $ 497,355
4.612% (SOFR + 0.940%)
due 07/15/33 ~ § 2,015,221 2,016,461
4.819% (SOFR + 1.150%)
due 01/15/33 ~ § 1,787,000 1,781,093
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 115,000 115,037
4.940% due 10/20/28 ~ 208,322 209,343
PFS Financing Corp.
5.270% due 05/15/28 ~ 2,600,000 2,603,608
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 547,220 545,321
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 110,404 111,163
RCKT Trust
4.480% due 11/27/34 ~ 192,902 192,951
4.900% due 07/25/34 ~ 81,727 81,906
Reach ABS Trust
4.930% due 08/18/32 ~ 383,145 384,768
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 114,614
RKTL Trust
4.070% due 02/26/35 ~ 952,181 951,325
4.330% due 02/26/35 ~ 1,015,000 1,008,888
RR 16 Ltd. (Cayman)
4.722% (SOFR + 1.050%)
due 07/15/36 ~ § 1,960,000 1,961,047
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,608,269 1,606,017
4.470% due 08/15/34 ~ 305,371 305,457
Upstart Securitization Trust
4.600% due 09/20/35 ~ 2,027,736 2,028,337
Valley Stream Park CLO Ltd. (Jersey)
4.858% (SOFR + 1.190%)
due 01/20/37 ~ § 909,000 909,049
Verdant Receivables LLC
4.850% due 03/13/28 ~ 194,614 195,294
Verizon Master Trust
4.620% due 11/20/30  1,755,000 1,769,354
4.830% due 12/22/31 ~ 358,000 363,575
67,906,258
Total Asset-Backed Securities
    (Cost $143,809,112) 144,279,887
U.S. TREASURY OBLIGATIONS - 10.6%
U.S. Treasury Notes - 10.6%
3.500% due 09/30/26 ‡ 39,507,200 39,455,112
4.250% due 03/15/27 ‡ 38,890,900 39,082,297
78,537,409
Total U.S. Treasury Obligations
    (Cost $78,297,859) 78,537,409
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 13.3%
U.S. Treasury Bills - 13.3%
3.564% due 04/21/26 ‡ $ 49,369,600 $ 49,270,230
3.671% due 06/25/26  49,467,000 49,048,574
98,318,804
Total Short-Term Investments
(Cost $98,328,174) 98,318,804
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.6%
    (Cost $736,693,458) 739,258,070
Shares
SECURITIES LENDING COLLATERAL - 1.3%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,121,530 1,121,530
Principal
Amount
Repurchase Agreements - 1.1%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$5,613,054; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $5,725,316) $ 5,612,479 5,612,479
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$2,572,788; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$2,636,625) 2,568,785 2,568,785
8,181,264
Total Securities Lending Collateral
(Cost $9,302,794) 9,302,794
a
TOTAL INVESTMENTS - 100.9%
(Cost $745,996,252) 748,560,864
DERIVATIVES - (0.9%) (6,382,658)
OTHER ASSETS & LIABILITIES, NET - (0.0%) (617,862)
NET ASSETS - 100.0% $ 741,560,344

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/26 139 $ 29,042,073 $ 28,834,898 $ 207,175
CBOT 5 Year U.S. Treasury Notes 06/26 46 5,038,718 4,976,266 62,452
CME E-Mini Standard & Poor's MidCap 400 Index 06/26 233 78,197,828 79,138,450 (940,622)
Total Futures Contracts ( $ 670,995 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Total Return Index SOFR + 0.540% S MSC 04/15/26 $ 326,579,820 ( $ 2,263,043 ) $ – ( $ 2,263,043 )
Russell Midcap Total Return Index SOFR + 0.490% S MSC 07/15/26 166,275,314 (1,148,745) – (1,148,745)
Russell Midcap Total Return Index SOFR + 0.530% S MSC 07/15/26 165,689,941 (1,147,463) – (1,147,463)
Russell Midcap Total Return Index SOFR + 0.540% S BRC 10/15/26 166,304,583 (1,152,412) – (1,152,412)
( $ 5,711,663 ) $ – ( $ 5,711,663 )
Total Swap Agreements ( $ 5,711,663 ) $ – ( $ 5,711,663 )

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 3.4%
spacing
CF Industries Holdings, Inc. 30,143 $ 3,913,767
Commercial Metals Co. 37,353 2,294,595
NewMarket Corp. 2,794 1,790,814
Qnity Electronics, Inc. 11,934 1,376,945
Reliance, Inc. 14,086 4,281,017
13,657,138
Communications - 3.8%
spacing
CDW Corp. 25,323 3,064,589
eBay, Inc. 54,056 4,920,177
Expedia Group, Inc. 8,832 2,039,220
Gen Digital, Inc. 102,038 1,921,376
InterDigital, Inc. † 10,395 3,139,290
15,084,652
Consumer, Cyclical - 14.1%
spacing
Allison Transmission Holdings, Inc. 26,122 3,057,841
AutoZone, Inc. * 1,760 5,944,893
Boyd Gaming Corp. 30,162 2,478,713
Cavco Industries, Inc. * 3,179 1,539,558
Churchill Downs, Inc. 10,605 952,647
Copart, Inc. * 41,654 1,382,913
Darden Restaurants, Inc. 7,535 1,477,161
Domino's Pizza, Inc. 4,211 1,510,865
DR Horton, Inc. 16,709 2,292,809
Gentex Corp. 72,218 1,577,963
LKQ Corp. 64,409 1,891,692
Marriott International, Inc. Class A  4,967 1,624,557
MSC Industrial Direct Co., Inc. Class A  21,586 1,991,740
Murphy USA, Inc. 5,704 2,817,605
NVR, Inc. * 595 3,920,949
Ralph Lauren Corp. 8,757 3,012,320
RB Global, Inc. (Canada)  28,514 2,733,067
Resideo Technologies, Inc. * 51,240 1,727,300
Ross Stores, Inc. 16,796 3,638,518
Somnigroup International, Inc. 49,453 3,655,566
Williams-Sonoma, Inc. 15,948 2,907,799
Wyndham Hotels & Resorts, Inc. 22,855 1,856,512
Yum! Brands, Inc. 16,263 2,528,571
56,521,559
Consumer, Non-Cyclical - 16.6%
spacing
Biogen, Inc. * 14,382 2,636,652
Cal-Maine Foods, Inc. 15,788 1,249,620
Cencora, Inc. 18,418 5,785,831
Cigna Group 12,106 3,229,276
Coca-Cola Consolidated, Inc. 24,464 4,690,727
Coca-Cola Europacific Partners PLC (United
Kingdom)  22,978 2,083,415
Corpay, Inc. * 6,307 1,835,274
GE HealthCare Technologies, Inc. 34,380 2,447,168
Halozyme Therapeutics, Inc. * 26,754 1,729,111
IQVIA Holdings, Inc. * 16,339 2,786,453
Labcorp Holdings, Inc. 9,382 2,503,212
McCormick & Co., Inc. 56,884 2,869,229
McKesson Corp. 3,621 3,133,469
Qiagen NV 46,804 1,874,032
Quest Diagnostics, Inc. 15,908 3,117,650
Solventum Corp. * 50,883 3,322,660
STERIS PLC 11,126 2,460,292
a Shares Value
Sysco Corp. 45,022 $ 3,211,419
Tenet Healthcare Corp. * 23,601 4,453,745
U.S. Foods Holding Corp. * 73,253 6,754,659
Valvoline, Inc. †* 71,656 2,413,374
WEX, Inc. * 13,248 2,027,474
66,614,742
Energy - 8.4%
spacing
Diamondback Energy, Inc. 20,373 4,029,576
EQT Corp. 49,144 3,127,524
Marathon Petroleum Corp. 22,081 5,391,739
Permian Resources Corp. Class A  230,270 4,909,356
Phillips 66 18,672 3,401,665
Range Resources Corp. 87,878 3,970,328
SLB Ltd. 34,110 1,752,913
TechnipFMC PLC (United Kingdom)  101,662 7,027,894
33,610,995
Financial - 20.4%
spacing
Affiliated Managers Group, Inc. 12,610 3,489,187
Ameriprise Financial, Inc. 15,003 6,667,333
Arch Capital Group Ltd. * 27,263 2,616,975
ARES Management Corp. Class A  13,341 1,455,503
Credit Acceptance Corp. †* 5,425 2,297,271
East West Bancorp, Inc. 33,642 3,591,620
EastGroup Properties, Inc. REIT 16,925 3,132,648
Equity LifeStyle Properties, Inc. REIT 35,455 2,213,101
Equity Residential REIT 29,759 1,760,245
Essex Property Trust, Inc. REIT 7,921 1,916,882
Evercore, Inc. Class A  6,322 1,887,180
Extra Space Storage, Inc. REIT 12,372 1,622,340
Fifth Third Bancorp 46,645 2,167,127
First American Financial Corp. 41,717 2,515,118
Huntington Bancshares, Inc. 169,204 2,648,043
Lamar Advertising Co. Class A REIT 28,055 3,553,446
LPL Financial Holdings, Inc. 21,809 6,560,801
Markel Group, Inc. * 2,322 4,444,471
Regency Centers Corp. REIT 48,431 3,664,289
RenaissanceRe Holdings Ltd. (Bermuda)  11,937 3,548,035
Rocket Cos., Inc. Class A * 121,011 1,724,407
SEI Investments Co. 23,067 1,810,067
Simon Property Group, Inc. REIT 29,873 5,572,211
Stifel Financial Corp. 53,299 3,939,862
Synchrony Financial 23,099 1,571,194
Travelers Cos., Inc. 8,610 2,511,365
VICI Properties, Inc. REIT 40,538 1,107,498
Voya Financial, Inc. 27,431 1,874,086
81,862,305
Industrial - 21.5%
spacing
3M Co. 16,266 2,362,311
Allegion PLC 32,205 4,679,064
AMETEK, Inc. 12,541 2,688,289
Arrow Electronics, Inc. * 13,282 1,904,772
Ball Corp. 58,433 3,453,975
Builders FirstSource, Inc. * 20,505 1,688,177
Carlisle Cos., Inc. 4,420 1,474,600
Dover Corp. 10,231 2,132,652
Expeditors International of Washington, Inc. 31,679 4,537,383
Flex Ltd. * 42,348 2,772,100
Frontdoor, Inc. * 53,592 2,832,873
Generac Holdings, Inc. * 20,033 3,913,046
Howmet Aerospace, Inc. 16,042 3,697,039

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
ITT, Inc. 8,518 $ 1,622,935
Jabil, Inc. 7,555 2,006,835
Keysight Technologies, Inc. * 17,820 5,031,833
L3Harris Technologies, Inc. 9,711 3,351,752
Landstar System, Inc. 12,775 2,047,960
Lincoln Electric Holdings, Inc. 10,388 2,587,443
Louisiana-Pacific Corp. 13,749 1,000,240
Masco Corp. 51,098 3,084,786
Masterbrand, Inc. * 84,176 699,503
Old Dominion Freight Line, Inc. 25,288 4,941,275
Packaging Corp. of America 20,344 4,317,404
Parker-Hannifin Corp. 2,036 1,822,709
TE Connectivity PLC (Switzerland)  5,024 1,050,116
Textron, Inc. 53,413 4,676,842
TopBuild Corp. * 9,694 3,405,502
UFP Industries, Inc. 22,675 2,088,821
Vontier Corp. 39,236 1,391,701
Watts Water Technologies, Inc. Class A  9,818 2,850,067
86,114,005
Technology - 5.4%
spacing
CACI International, Inc. Class A * 6,580 3,578,665
Check Point Software Technologies Ltd. * (Israel)  10,800 1,542,780
EPAM Systems, Inc. * 18,819 2,548,093
Leidos Holdings, Inc. 10,421 1,620,674
Marvell Technology, Inc. 23,388 2,316,581
Microchip Technology, Inc. 61,622 3,981,397
NetApp, Inc. 31,908 3,267,060
Zebra Technologies Corp. Class A * 13,195 2,758,811
21,614,061
Utilities - 4.8%
spacing
CenterPoint Energy, Inc. 42,568 1,837,235
DTE Energy Co. 31,276 4,573,177
Entergy Corp. 25,252 2,837,315
FirstEnergy Corp. 48,552 2,459,644
NRG Energy, Inc. 6,753 986,883
OGE Energy Corp. 70,407 3,376,720
Xcel Energy, Inc. 37,782 3,001,402
19,072,376
Total Common Stocks
    (Cost $360,408,534) 394,151,833
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $360,408,534) 394,151,833
SECURITIES LENDING COLLATERAL - 1.9%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 932,239 932,239
Principal
Amount Value
Repurchase Agreements - 1.7%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$4,665,684; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $4,758,997) $ 4,665,205 $ 4,665,205
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$2,138,553; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$2,191,615) 2,135,226 2,135,226
6,800,431
Total Securities Lending Collateral
(Cost $7,732,670) 7,732,670
a
TOTAL INVESTMENTS - 100.3%
(Cost $368,141,204) 401,884,503
OTHER ASSETS & LIABILITIES, NET - (0.3%) (1,307,546)
NET ASSETS - 100.0% $ 400,576,957

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 51.2%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 575,000 $ 567,128
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 1,319,000 1,329,174
5.338% due 04/04/27 ~ 1,400,000 1,411,488
Mosaic Co.
4.050% due 11/15/27  600,000 596,331
3,904,121
Communications - 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  2,400,000 2,243,563
3.750% due 02/15/28  565,000 555,312
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 200,514
4.620% due 07/16/28 ~ 1,960,000 1,967,771
Orange SA (France)
4.000% due 01/13/29 ~ † 856,000 847,613
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  75,000 74,269
Sprint Capital Corp.
6.875% due 11/15/28  1,300,000 1,374,768
7,263,810
Consumer, Cyclical - 4.0%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 946,000 939,541
American Honda Finance Corp.
4.308% (SOFR + 0.650%)
due 11/19/27 § 2,200,000 2,191,743
4.390% (SOFR + 0.730%)
due 08/13/27 § 1,250,000 1,249,078
4.538% (SOFR + 0.870%)
due 07/09/27 § 1,250,000 1,251,008
AutoNation, Inc.
4.450% due 01/15/29  1,900,000 1,884,732
AutoZone, Inc.
3.125% due 04/21/26  75,000 74,957
5.125% due 06/15/30  1,195,000 1,216,027
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 798,000 804,715
Ford Motor Co.
4.346% due 12/08/26  1,739,000 1,734,281
Ford Motor Credit Co. LLC
4.970% due 04/06/29  200,000 197,598
5.800% due 03/05/27  1,800,000 1,810,356
5.850% due 05/17/27  1,500,000 1,511,410
6.950% due 06/10/26  1,000,000 1,002,389
General Motors Financial Co., Inc.
1.500% due 06/10/26  800,000 795,379
2.350% due 02/26/27  500,000 490,546
5.000% due 04/09/27  2,100,000 2,109,720
5.000% due 07/15/27  1,000,000 1,005,459
5.400% due 05/08/27  1,900,000 1,917,185
6.000% due 01/09/28  100,000 102,274
Hyundai Capital America
due 04/06/28 # ~ 1,870,000 1,869,988
2.750% due 09/27/26 ~ † 1,275,000 1,265,512
5.650% due 06/26/26 ~ 2,400,000 2,406,634
a
Principal
Amount Value
Ross Stores, Inc.
0.875% due 04/15/26  $ 575,000 $ 574,168
28,404,700
Consumer, Non-Cyclical - 4.4%
Augusta SpinCo Corp.
4.398% due 03/23/29  918,000 915,614
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26 † 1,475,000 1,467,458
3.557% due 08/15/27  600,000 593,610
4.700% due 04/02/27  2,520,000 2,526,047
BAT International Finance PLC (United Kingdom)
5.931% due 02/02/29  1,100,000 1,141,303
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 800,000 792,118
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,270,000 2,290,983
Centene Corp.
4.250% due 12/15/27  746,000 733,228
Cigna Group
3.400% due 03/01/27  1,300,000 1,288,332
Constellation Brands, Inc.
3.500% due 05/09/27  600,000 593,806
CVS Health Corp.
1.300% due 08/21/27  2,400,000 2,300,279
2.875% due 06/01/26  1,600,000 1,596,006
6.250% due 06/01/27  2,110,000 2,151,350
Global Payments, Inc.
4.500% due 11/15/28  1,713,000 1,696,803
HCA, Inc.
3.125% due 03/15/27  1,075,000 1,061,519
4.500% due 02/15/27  600,000 600,066
5.200% due 06/01/28  1,800,000 1,827,317
5.250% due 06/15/26  900,000 900,544
Humana, Inc.
1.350% due 02/03/27  725,000 706,213
3.950% due 03/15/27  1,100,000 1,095,421
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 393,000 393,343
6.125% due 07/27/27 ~ 1,800,000 1,836,987
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 543,000 548,238
Philip Morris International, Inc.
4.125% due 04/28/28  1,100,000 1,098,335
4.326% (SOFR + 0.660%)
due 10/27/28 § 1,530,000 1,529,436
31,684,356
Energy - 4.1%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,175,000 1,168,643
5.000% due 12/15/29  1,592,000 1,617,331
DCP Midstream Operating LP
5.625% due 07/15/27  1,284,000 1,300,959
Diamondback Energy, Inc.
5.200% due 04/18/27  1,175,000 1,184,516
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 655,613
5.300% due 04/05/29  2,460,000 2,511,118
5.900% due 11/15/26  2,530,000 2,551,607
Energy Transfer LP
6.000% due 02/01/29 ~ 1,000,000 1,007,994
EQT Corp.
3.125% due 05/15/26 ~ 1,100,000 1,097,832

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.900% due 10/01/27  $ 563,000 $ 556,319
Hess Corp.
4.300% due 04/01/27  1,200,000 1,200,941
MPLX LP
4.250% due 12/01/27  1,370,000 1,366,620
Northwest Pipeline LLC
4.000% due 04/01/27  840,000 837,067
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,293,106
4.250% due 09/24/27  2,550,000 2,544,280
5.550% due 11/01/26  730,000 734,346
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  1,541,000 1,491,690
4.500% due 12/15/26  1,250,000 1,250,725
4.700% due 01/15/31 † 750,000 747,983
Targa Resources Corp.
4.350% due 01/15/29  189,000 188,251
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/28  900,000 893,917
Western Midstream Operating LP
4.650% due 07/01/26  2,400,000 2,400,000
Williams Cos., Inc.
4.900% due 03/15/29  700,000 708,328
29,309,186
Financial - 31.8%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 3,300,000 3,328,380
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  500,000 494,572
3.650% due 07/21/27  1,200,000 1,187,487
4.375% due 11/15/30  600,000 589,865
6.100% due 01/15/27  2,500,000 2,527,760
6.450% due 04/15/27  2,450,000 2,496,693
American Express Co.
5.098% due 02/16/28  1,150,000 1,156,411
5.389% due 07/28/27  1,150,000 1,153,104
American Tower Corp.
1.600% due 04/15/26  500,000 499,476
3.375% due 10/15/26  500,000 497,168
3.600% due 01/15/28 † 2,600,000 2,562,105
Aon North America, Inc.
5.125% due 03/01/27  600,000 603,218
5.150% due 03/01/29  700,000 715,113
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 882,000 854,374
5.450% due 09/09/28 ~ 1,353,000 1,339,581
5.700% due 03/15/28  773,000 772,124
Athene Global Funding
1.608% due 06/29/26 ~ 1,215,000 1,206,114
4.596% (SOFR + 0.950%)
due 04/19/27 ~ § 1,100,000 1,100,335
4.860% due 08/27/26 ~ 500,000 500,848
4.950% due 01/07/27 ~ 800,000 802,393
5.516% due 03/25/27 ~ 2,450,000 2,470,742
Avolon Holdings Funding Ltd. (Ireland)
3.250% due 02/15/27 ~ 500,000 494,500
4.950% due 01/15/28 ~ 2,328,000 2,336,725
6.375% due 05/04/28 ~ 2,170,000 2,234,312
Bank of America Corp.
3.559% due 04/23/27  1,975,000 1,973,992
3.824% due 01/20/28  2,600,000 2,587,434
a
Principal
Amount Value
4.948% due 07/22/28  $ 2,500,000 $ 2,516,706
5.202% due 04/25/29 † 2,500,000 2,535,962
5.819% due 09/15/29 † 1,250,000 1,289,649
Bank of Montreal (Canada)
4.567% due 09/10/27  2,590,000 2,592,919
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  3,100,000 3,072,759
4.404% due 09/08/28  1,200,000 1,199,080
4.408% (SOFR + 0.760%)
due 09/15/28 § 1,310,000 1,310,256
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,200,000 1,182,000
4.219% due 05/24/30  603,000 593,909
4.837% due 09/10/28  2,100,000 2,108,544
5.501% due 08/09/28  1,400,000 1,416,439
5.674% due 03/12/28  2,300,000 2,322,015
5.829% due 05/09/27  1,400,000 1,401,543
7.385% due 11/02/28  1,200,000 1,250,109
Blackstone Private Credit Fund
3.250% due 03/15/27  575,000 560,788
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 1,000,000 992,609
4.792% due 05/09/29 ~ 2,050,000 2,057,700
Brown & Brown, Inc.
4.600% due 12/23/26  382,000 383,210
4.700% due 06/23/28  213,000 213,662
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  2,260,000 2,279,475
Capital One Financial Corp.
1.878% due 11/02/27 † 1,375,000 1,352,414
7.149% due 10/29/27  2,485,000 2,519,345
Citigroup, Inc.
1.462% due 06/09/27  1,300,000 1,292,546
3.070% due 02/24/28  2,600,000 2,568,992
5.174% due 02/13/30  1,100,000 1,117,105
Citizens Bank NA
4.575% due 08/09/28  2,500,000 2,501,919
Corebridge Financial, Inc.
3.650% due 04/05/27  2,575,000 2,552,311
Crown Castle, Inc.
3.700% due 06/15/26  1,100,000 1,098,317
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 987,523
4.298% due 04/01/28 ~ 2,100,000 2,097,234
5.427% due 03/01/28 ~ 2,200,000 2,221,183
Deutsche Bank AG (Germany)
2.311% due 11/16/27  600,000 591,883
2.552% due 01/07/28  500,000 492,282
5.373% due 01/10/29  2,490,000 2,519,490
5.706% due 02/08/28  1,350,000 1,361,471
7.146% due 07/13/27  2,150,000 2,164,633
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,360,000 1,358,097
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 75,000 74,393
1.400% due 08/27/27 ~ 875,000 838,323
4.875% due 11/19/27 ~ 1,800,000 1,811,565
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,351,000 1,376,547
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,725,000 2,688,038
2.640% due 02/24/28  2,675,000 2,632,253
3.691% due 06/05/28  2,410,000 2,389,104

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ $ 1,803,000 $ 1,757,605
5.150% due 04/02/29 ~ 728,000 707,694
5.300% due 06/05/27 ~ 528,000 525,556
5.450% due 01/14/28  1,150,000 1,141,893
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,900,000 1,886,292
5.597% due 05/17/28  2,180,000 2,204,840
5.887% due 08/14/27  2,100,000 2,110,372
7.390% due 11/03/28  2,100,000 2,189,556
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,560,000 2,558,708
Huntington National Bank
4.388% (SOFR + 0.720%)
due 04/12/28 § 1,011,000 1,011,560
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,582,000 1,592,314
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 198,607
Jackson Financial, Inc.
5.170% due 06/08/27  1,550,000 1,560,995
Jackson National Life Global Funding
4.638% (SOFR + 0.970%)
due 01/14/28 ~ § 650,000 649,161
4.900% due 01/13/27 ~ 1,116,000 1,120,259
5.550% due 07/02/27 ~ 1,200,000 1,211,347
JPMorgan Chase & Co.
1.578% due 04/22/27  1,280,000 1,277,950
2.069% due 06/01/29  1,400,000 1,332,310
2.182% due 06/01/28  2,600,000 2,534,985
2.947% due 02/24/28  1,300,000 1,283,829
5.012% due 01/23/30  2,500,000 2,535,333
6.087% due 10/23/29  2,400,000 2,494,163
Lloyds Banking Group PLC (United Kingdom)
4.709% (SOFR + 1.060%)
due 06/13/29 § 1,300,000 1,305,581
5.462% due 01/05/28  2,530,000 2,548,950
5.871% due 03/06/29 † 1,500,000 1,537,436
LPL Holdings, Inc.
4.900% due 04/03/28  1,223,000 1,227,314
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,200,000 2,182,643
5.414% due 09/13/28  2,560,000 2,595,294
Morgan Stanley
1.593% due 05/04/27  1,500,000 1,495,858
3.591% due 07/22/28 § 1,700,000 1,680,382
3.772% due 01/24/29  2,600,000 2,565,868
4.238% due 01/09/30  1,130,000 1,118,834
5.173% due 01/16/30  2,460,000 2,495,005
5.656% due 04/18/30  2,450,000 2,520,749
Morgan Stanley Private Bank NA
4.440% (SOFR + 0.780%)
due 11/17/28 § 1,900,000 1,898,787
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  700,000 695,774
3.073% due 05/22/28  2,600,000 2,558,571
4.756% (SOFR + 1.100%)
due 05/23/29 § 1,260,000 1,265,040
5.516% due 09/30/28  600,000 608,924
5.583% due 03/01/28 † 2,500,000 2,525,052
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,580,000 2,585,079
5.300% due 01/21/28  1,275,000 1,283,895
a
Principal
Amount Value
6.615% due 10/20/27  $ 2,410,000 $ 2,438,095
RGA Global Funding
4.350% due 08/25/28 ~ 2,360,000 2,349,009
Royal Bank of Canada (Canada)
4.364% (SOFR + 0.700%)
due 11/03/28 § 2,300,000 2,294,034
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,778,000 1,794,170
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,120,000 1,131,123
5.500% due 04/13/29 ~ 1,300,000 1,319,795
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 1,053,000 1,042,219
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 683,000 679,404
Takeoff Merger Sub, Inc.
4.400% due 03/24/28 ~ 274,000 272,626
4.500% due 03/24/29 ~ 271,000 269,308
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 598,598
5.532% due 07/17/26  50,000 50,215
Truist Financial Corp.
4.873% due 01/26/29  2,475,000 2,492,036
5.435% due 01/24/30  2,280,000 2,334,047
6.047% due 06/08/27  1,950,000 1,954,994
U.S. Bancorp
3.100% due 04/27/26  50,000 49,962
5.384% due 01/23/30  1,490,000 1,526,159
6.787% due 10/26/27  3,015,000 3,055,450
U.S. Bank NA
4.570% (SOFR + 0.910%)
due 05/15/28 § 900,000 903,652
UBS AG (Switzerland)
4.458% (SOFR + 0.810%)
due 03/16/29 § 2,250,000 2,252,311
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 660,000 652,579
4.703% due 08/05/27 ~ 2,600,000 2,600,860
VICI Properties LP
4.750% due 02/15/28  2,150,000 2,152,755
4.750% due 04/01/28  67,000 67,081
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,940,000 1,935,026
Wells Fargo & Co.
2.393% due 06/02/28  2,600,000 2,538,184
3.196% due 06/17/27  2,050,000 2,044,228
3.526% due 03/24/28  2,520,000 2,499,790
3.584% due 05/22/28  700,000 693,510
4.900% due 01/24/28  443,000 444,673
5.707% due 04/22/28  700,000 709,137
6.303% due 10/23/29  2,395,000 2,494,714
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,790,000 1,775,170
228,366,407
Industrial - 1.3%
Amrize Finance U.S. LLC
4.600% due 04/07/27  1,058,000 1,060,905
Boeing Co.
2.700% due 02/01/27  2,630,000 2,593,780
5.040% due 05/01/27  1,460,000 1,468,469
6.259% due 05/01/27  685,000 697,019
CNH Industrial Capital LLC
1.450% due 07/15/26  1,175,000 1,164,473

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.500% due 10/08/27  $ 2,000,000 $ 1,999,832
Ingersoll Rand, Inc.
5.197% due 06/15/27  685,000 691,179
9,675,657
Technology - 1.7%
Broadcom, Inc.
4.200% due 10/15/30  623,000 615,969
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,208,000 1,198,199
4.750% due 04/01/28  500,000 503,705
4.900% due 10/01/26  2,375,000 2,378,517
Leidos, Inc.
4.100% due 03/15/29  601,000 595,189
Marvell Technology, Inc.
1.650% due 04/15/26  900,000 899,008
Microchip Technology, Inc.
4.900% due 03/15/28  600,000 603,815
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  983,000 978,652
Oracle Corp.
4.772% (SOFR + 1.110%)
due 02/04/29 § 2,300,000 2,279,928
VMware LLC
1.800% due 08/15/28  2,100,000 1,977,813
12,030,795
Utilities - 2.4%
AES Corp.
5.450% due 06/01/28 † 775,000 782,270
Cleco Corporate Holdings LLC
3.743% due 05/01/26  75,000 74,948
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 1,115,000 1,092,538
Dominion Energy, Inc.
1.450% due 04/15/26  2,301,000 2,298,216
2.850% due 08/15/26  575,000 571,947
DTE Energy Co.
4.875% due 06/01/28  1,487,000 1,500,662
Emera U.S. Finance LLC
4.500% due 04/01/29  1,398,000 1,396,612
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 500,000 496,268
3.500% due 04/06/28 ~ 1,150,000 1,127,997
4.125% due 09/30/28 ~ 362,000 359,093
Exelon Corp.
2.750% due 03/15/27  1,075,000 1,058,836
FirstEnergy Corp.
3.900% due 07/15/27  1,140,000 1,130,998
FirstEnergy Transmission LLC
4.550% due 01/15/30  1,300,000 1,299,175
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  572,000 574,940
NiSource, Inc.
5.250% due 03/30/28  575,000 584,276
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 678,688
5.450% due 06/15/27  820,000 828,328
Pinnacle West Capital Corp.
4.900% due 05/15/28  173,000 174,384
Southern Co.
5.500% due 03/15/29  50,000 51,527
a
Principal
Amount Value
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ $ 1,221,000 $ 1,225,332
17,307,035
Total Corporate Bonds & Notes
    (Cost $367,732,626) 367,946,067
MORTGAGE-BACKED SECURITIES - 3.5%
Collateralized Mortgage Obligations - Commercial - 3.5%
ALA Trust
5.416% (SOFR + 1.743%)
due 06/15/40 ~ § 810,000 813,294
ARES Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 02/15/43 ~ § 260,000 259,238
Bank
4.285% due 11/15/61 § 135,699 135,587
Benchmark Mortgage Trust
3.042% due 08/15/52  277,360 272,233
BLP Commercial Mortgage Trust
5.015% (SOFR + 1.342%)
due 03/15/41 ~ § 332,382 332,771
BX Commercial Mortgage Trust
due 04/15/43 # ~ § 625,000 625,781
4.685% (SOFR + 1.013%)
due 02/15/39 ~ § 6,804 6,804
4.873% (SOFR + 1.200%)
due 03/15/43 ~ § 965,000 963,914
4.965% (SOFR + 1.293%)
due 12/15/39 ~ § 1,369,866 1,371,358
5.064% (SOFR + 1.392%)
due 03/15/41 ~ § 884,530 886,617
5.115% (SOFR + 1.442%)
due 02/15/39 ~ § 632,154 633,653
5.116% (SOFR + 1.443%)
due 04/15/40 ~ § 571,185 572,018
BX Trust
4.423% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,851
4.816% (SOFR + 1.144%)
due 03/15/30 ~ § 1,937,391 1,929,910
4.823% (SOFR + 1.150%)
due 02/15/35 ~ § 1,066,000 1,061,678
5.066% (SOFR + 1.393%)
due 03/15/30 ~ § 122,978 122,154
5.114% (SOFR + 1.442%)
due 04/15/41 ~ § 2,013,404 2,016,090
5.164% (SOFR + 1.491%)
due 04/15/37 ~ § 101,014 101,087
CD Mortgage Trust
3.171% due 08/15/50  49,048 48,266
3.514% due 05/10/50 § 1,155,000 1,143,793
CENT
4.920% due 07/10/40 ~ § 1,434,000 1,445,561
DBGS Mortgage Trust
4.302% due 10/15/51  67,577 67,498
DBJPM Mortgage Trust
3.328% due 06/10/50  50,000 49,235
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 101,240

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Extended Stay America Trust
4.873% (SOFR + 1.200%)
due 02/15/43 ~ § $ 1,209,619 $ 1,211,183
4.973% (SOFR + 1.300%)
due 10/15/42 ~ § 2,150,000 2,152,823
GS Mortgage Securities Trust
3.164% due 05/10/50  32,335 31,968
4.106% due 07/10/51 § 67,784 67,576
HAVN Trust
5.373% (SOFR + 1.700%)
due 10/15/35 ~ § 65,000 64,713
Hilton USA Trust
4.194% due 11/05/38 ~ § 284,000 283,203
JPMDB Commercial Mortgage Securities Trust
3.409% due 10/15/50  423,000 416,211
3.492% due 03/15/50  183,961 183,115
Morgan Stanley Capital I Trust
1.925% due 07/15/53  585,529 550,977
3.436% due 12/15/49  784,940 781,938
PLYM Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 03/15/43 ~ § 1,125,000 1,121,038
5.123% (SOFR + 1.450%)
due 03/15/43 ~ § 140,000 139,194
TCO Commercial Mortgage Trust
4.915% (SOFR + 1.243%)
due 12/15/39 ~ § 656,000 655,686
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  510,676 508,530
3.063% due 12/15/52  42,590 41,744
3.212% due 09/15/50  165,543 164,630
3.933% due 03/15/52  1,154,147 1,147,070
4.760% due 03/15/38 ~ § 238,000 238,081
24,805,311
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 61,639 60,681
OLIT Trust
3.000% due 11/25/38 ~ § 129,921 126,797
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 125,010 122,653
310,131
Total Mortgage-Backed Securities
    (Cost $25,066,353) 25,115,442
ASSET-BACKED SECURITIES - 19.5%
Automobile Other - 1.1%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 395,000 391,034
Exeter Automobile Receivables Trust
4.400% due 05/15/30  695,000 694,593
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  340,000 342,102
GMF Floorplan Owner Revolving Trust
4.422% (SOFR + 0.750%)
due 03/15/29 ~ § 155,000 155,569
4.790% due 03/15/29 ~ 385,000 386,886
4.822% (SOFR + 1.150%)
due 06/15/28 ~ § 1,020,000 1,021,574
4.910% due 03/15/30 ~ 650,000 654,691
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  $ 425,000 $ 426,917
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 681,686 686,482
5.038% due 07/25/31 ~ 32,775 33,011
5.121% due 12/29/32 ~ 484,981 489,035
5.185% due 07/25/31 ~ 133,829 134,936
Volkswagen Auto Lease Trust
4.010% due 01/22/29  2,300,000 2,297,745
7,714,575
Automobile Sequential - 7.8%
Ally Auto Receivables Trust
3.960% due 03/15/30  65,000 64,963
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,060,000 1,065,879
4.590% due 03/15/34 ~ 845,934 848,342
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 570,000 565,983
4.770% due 02/20/29 ~ 2,200,000 2,214,030
4.800% due 08/20/29 ~ 165,000 166,312
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,675,000 1,681,185
BMW Vehicle Owner Trust
5.180% due 02/26/29  31,794 32,011
Capital One Prime Auto Receivables Trust
3.850% due 07/15/30  195,000 194,126
4.620% due 07/16/29  60,000 60,329
CarMax Auto Owner Trust
3.970% due 12/16/30  2,755,000 2,739,121
4.840% due 01/15/30  20,000 20,147
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,035,000 1,032,466
4.550% due 08/12/30  625,000 627,632
4.640% due 01/10/30  404,582 405,888
Chase Auto Owner Trust
3.860% due 10/25/30 ~ 2,300,000 2,288,727
4.940% due 07/25/29 ~ 44,663 44,949
Citizens Auto Receivables Trust
5.110% due 04/17/28 ~ 16,358 16,424
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,250,000 2,260,475
4.510% due 02/22/28 ~ 1,010,875 1,013,381
4.820% due 02/20/29 ~ 315,000 317,904
4.980% due 08/21/28 ~ 102,000 102,881
5.060% due 03/20/31 ~ 150,000 152,300
5.160% due 09/20/30 ~ 2,060,000 2,088,909
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,395,000 1,396,489
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,320,000 1,326,460
4.610% due 08/15/29  30,000 30,195
Ford Credit Floorplan Master Owner Trust A
4.422% (SOFR + 0.750%)
due 04/15/29 ~ § 755,000 757,788
4.630% due 04/15/30  2,275,000 2,291,958
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  1,220,000 1,225,361
GM Financial Consumer Automobile Receivables
Trust
5.450% due 06/16/28  1,087,900 1,093,430
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 2,250,000 2,220,054

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ $ 1,000,000 $ 1,008,139
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  660,000 664,609
5.670% due 06/21/28  16,613 16,760
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 2,280,000 2,293,858
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,175,000 1,179,976
5.480% due 04/17/28  9,501 9,548
5.540% due 10/16/28  15,362 15,478
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  10,000 10,082
5.950% due 11/15/28  15,712 15,875
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 735,000 736,498
5.820% due 04/20/37 ~ 63,476 63,768
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  850,000 853,042
4.740% due 01/16/29  101,662 101,856
SBNA Auto Lease Trust
5.560% due 11/22/27 ~ 23,717 23,791
SFS Auto Receivables Securitization Trust
4.120% due 04/21/31 ~ 2,350,000 2,346,650
4.440% due 12/20/30 ~ 740,000 742,585
4.750% due 07/22/30 ~ 1,985,000 1,998,696
4.950% due 05/21/29 ~ 827,596 831,682
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,590,000 1,584,213
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,260,000 2,262,487
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,140,000 1,146,022
USAA Auto Owner Trust
3.950% due 12/17/29 ~ 2,350,000 2,345,932
USB Auto Owner Trust
4.490% due 06/17/30 ~ 305,000 306,420
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  145,000 146,026
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,365,000 1,358,431
4.410% due 05/18/40 ~ 1,300,000 1,303,198
4.570% due 01/18/40 ~ 2,010,307 2,017,719
World Omni Auto Receivables Trust
3.950% due 03/17/31  60,000 59,706
4.730% due 03/15/30  360,000 362,675
World Omni Select Auto Trust
4.080% due 08/15/31  185,000 184,154
56,335,975
Credit Card Bullet - 0.6%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 181,419
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 900,000 908,206
5.530% due 05/15/29 ~ 575,000 578,359
WF Card Issuance Trust
4.340% due 05/15/30  2,240,000 2,253,095
3,921,079
Other Asset-Backed Securities - 10.0%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,160,576 1,161,562
5.080% due 04/15/30 ~ 39,475 39,498
a
Principal
Amount Value
Affirm Master Trust
4.370% due 02/15/34 ~ $ 1,230,000 $ 1,225,842
4.990% due 02/15/33 ~ 1,760,000 1,771,296
AIMCO CLO (Cayman)
due 04/16/37 # ~ § 2,627,000 2,627,000
Allegro CLO XV Ltd. (Cayman)
4.618% (SOFR + 0.950%)
due 04/20/38 ~ § 1,416,667 1,418,239
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 484,055 487,536
ARES LIV CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/38 ~ § 840,000 841,050
ARES XXXIV CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/17/38 ~ § 575,714 576,420
Bain Capital Credit CLO Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 04/20/34 ~ § 2,000,000 2,002,441
4.819% (SOFR + 1.150%)
due 04/22/35 ~ § 1,000,000 999,750
Barings CLO Ltd. (Cayman)
4.808% (SOFR + 1.140%)
due 01/20/36 ~ § 1,020,000 1,020,038
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 596,690 599,339
Bowling Green Park CLO LLC
4.668% (SOFR + 1.000%)
due 04/18/35 ~ § 345,000 345,089
Buckhorn Park CLO Ltd. (Cayman)
4.738% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,217
CCG Receivables Trust
4.480% due 10/14/32 ~ 79,594 79,892
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,975
4.590% due 08/16/27 ~ 153,175 153,454
4.770% due 08/15/35 ~ 2,220,000 2,235,781
DLLAA LLC
4.950% due 09/20/29 ~ 2,205,000 2,229,727
DLLAD LLC
5.300% due 07/20/29 ~ 1,930,000 1,960,830
DLLMT LLC
4.030% due 07/20/28 ~ 470,000 469,768
4.200% due 12/20/29 ~ 240,000 239,691
Dryden 68 CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/35 ~ § 1,000,000 1,000,466
Flatiron CLO 19 Ltd. (Cayman)
4.833% (SOFR + 1.180%)
due 11/16/34 ~ § 784,690 785,293
Flatiron CLO 23 LLC
4.908% (SOFR + 1.240%)
due 04/17/36 ~ § 1,094,000 1,093,958
Flatiron RR CLO 22 LLC
4.582% (SOFR + 0.910%)
due 10/15/34 ~ § 2,960,000 2,957,189
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,389,274 1,390,381
4.930% due 06/25/60 ~ 47,800 47,974
Harriman Park CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/20/38 ~ § 472,500 473,079

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Hartwick Park CLO Ltd. (Jersey)
4.828% (SOFR + 1.160%)
due 01/20/37 ~ § $ 2,260,000 $ 2,260,057
HPEFS Equipment Trust
4.030% due 11/22/32 ~ 2,360,000 2,355,387
5.360% due 10/20/31 ~ 1,444,711 1,450,144
Invesco CLO Ltd. (Cayman)
4.749% (SOFR + 1.080%)
due 10/22/34 ~ § 870,000 869,130
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 1,980,000 1,996,408
5.260% due 11/15/28 ~ 150,000 151,783
M&T Equipment Notes
4.700% due 12/16/27 ~ 395,751 397,158
Madison Park Funding XLV Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § 2,450,000 2,452,558
Madison Park Funding XXVII Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 04/20/38 ~ § 937,500 938,523
Magnetite XXIII Ltd. (Cayman)
4.637% (SOFR + 0.990%)
due 01/25/35 ~ § 1,920,000 1,920,571
Magnetite XXVI Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 01/25/38 ~ § 712,500 713,221
Marlette Funding Trust
4.750% due 07/16/35 ~ 29,182 29,210
4.950% due 07/16/35 ~ 1,000,000 1,001,702
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.699% (SOFR + 1.040%)
due 07/23/36 ~ § 1,530,000 1,530,296
OHA Credit Funding 22 Ltd. (Cayman)
4.998% (SOFR + 1.330%)
due 07/20/38 ~ § 781,000 781,132
Oportun Issuance Trust
4.320% due 01/09/34 ~ 175,000 174,204
4.490% due 07/08/33 ~ 780,000 778,320
4.880% due 05/09/33 ~ 575,000 576,219
Palmer Square Loan Funding Ltd. (Cayman)
4.453% (SOFR + 0.800%)
due 02/15/33 ~ § 266,951 266,607
4.612% (SOFR + 0.940%)
due 07/15/33 ~ § 1,114,613 1,115,299
4.819% (SOFR + 1.150%)
due 01/15/33 ~ § 1,673,000 1,667,470
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 110,000 110,035
4.940% due 10/20/28 ~ 69,441 69,781
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 316,067 314,970
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 81,781 82,343
RCKT Trust
4.480% due 11/27/34 ~ 180,042 180,087
4.900% due 07/25/34 ~ 46,102 46,204
Reach ABS Trust
4.930% due 08/18/32 ~ 238,729 239,740
RKTL Trust
4.070% due 02/26/35 ~ 919,508 918,682
4.330% due 02/26/35 ~ 985,000 979,068
a
Principal
Amount Value
RR 16 Ltd. (Cayman)
4.722% (SOFR + 1.050%)
due 07/15/36 ~ § $ 2,600,000 $ 2,601,388
Sixth Street CLO XIX Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/17/38 ~ § 746,667 747,582
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,533,307 1,531,161
4.470% due 08/15/34 ~ 169,651 169,698
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,100,000 2,117,140
Upstart Securitization Trust
4.600% due 09/20/35 ~ 1,163,744 1,164,089
Valley Stream Park CLO Ltd. (Jersey)
4.858% (SOFR + 1.190%)
due 01/20/37 ~ § 2,500,000 2,500,136
Verdant Receivables LLC
4.850% due 03/13/28 ~ 105,416 105,784
Verizon Master Trust
4.510% due 03/20/30  980,000 984,806
4.620% due 11/20/30  310,000 312,536
4.710% due 01/21/31  505,000 510,381
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,250,000 1,252,133
Voya CLO Ltd. (Cayman)
4.618% (SOFR + 0.950%)
due 04/20/38 ~ § 769,231 770,084
4.668% (SOFR + 1.000%)
due 01/20/38 ~ § 392,857 393,338
72,109,340
Total Asset-Backed Securities
    (Cost $139,978,365) 140,080,969
U.S. TREASURY OBLIGATIONS - 10.5%
U.S. Treasury Notes - 10.5%
3.500% due 09/30/26 ‡ 37,895,500 37,845,537
4.250% due 03/15/27 ‡ 37,404,300 37,588,381
75,433,918
Total U.S. Treasury Obligations
    (Cost $75,316,209) 75,433,918
SHORT-TERM INVESTMENTS - 16.2%
U.S. Treasury Bills - 16.2%
3.564% due 04/21/26  60,912,100 60,789,497
3.671% due 06/25/26 ‡ 55,773,900 55,302,126
116,091,623
Total Short-Term Investments
(Cost $116,102,185) 116,091,623
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.9%
    (Cost $724,195,738) 724,668,019
Shares
SECURITIES LENDING COLLATERAL - 1.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,618,424 1,618,424

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, swap agreements outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 1.6%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$8,099,919; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $8,261,917) $ 8,099,088 $ 8,099,088
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$3,712,662; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$3,804,781) 3,706,886 3,706,886
11,805,974
Total Securities Lending Collateral
(Cost $13,424,398) 13,424,398
a
TOTAL INVESTMENTS - 102.7%
(Cost $737,620,136) 738,092,417
DERIVATIVES - (3.9%) (28,116,923)
OTHER ASSETS & LIABILITIES, NET - 1.2% 8,586,493
NET ASSETS - 100.0% $ 718,561,987
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 06/26 45 $ 21,837,462 $ 21,523,500 ( $ 313,962 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/26 86 17,968,477 17,840,297 128,180
CBOT 5 Year U.S. Treasury Notes 06/26 58 6,353,166 6,274,422 78,744
$ 206,924
Total Futures Contracts ( $ 107,038 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 0.860% S BRC 04/15/26 $ 55,800,942 ( $ 2,163,808 ) $ – ( $ 2,163,808 )
NASDAQ 100 Stock Index SOFR + 0.610% S GSC 04/15/26 116,587,330 (4,508,794) – (4,508,794)
NASDAQ 100 Stock Index SOFR + 0.640% S GSC 07/15/26 152,176,198 (5,887,028) – (5,887,028)
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 07/15/26 98,177,223 (3,804,591) – (3,804,591)
NASDAQ 100 Stock Index SOFR + 0.795% S JPM 10/15/26 196,384,479 (7,609,936) – (7,609,936)
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 10/15/26 48,322,775 (1,872,617) – (1,872,617)
NASDAQ 100 Stock Index SOFR + 0.830% S JPM 01/15/27 55,800,942 (2,163,111) – (2,163,111)
( $ 28,009,885 ) $ – ( $ 28,009,885 )
Total Swap Agreements ( $ 28,009,885 ) $ – ( $ 28,009,885 )

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 3,680 $ 626
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 154 78
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 1,119
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 660 –
2,406
Total Rights
    (Cost $1,021) 2,406
COMMON STOCKS - 97.1%
Basic Materials - 4.6%
spacing
AdvanSix, Inc. 1,174 28,646
American Battery Technology Co. * 2,985 8,328
American Vanguard Corp. * 1,351 3,364
Ashland, Inc. 50,994 2,835,776
Cabot Corp. 68 5,121
Caledonia Mining Corp. PLC (South Africa)  770 17,394
Calumet, Inc. * 2,727 97,899
Centrus Energy Corp. Class A * 168 29,163
Codexis, Inc. * 493 804
Coeur Mining, Inc. * 22,793 427,825
Commercial Metals Co. 63,913 3,926,176
Compass Minerals International, Inc. * 283 6,608
Constellium SE * 3,829 94,117
Critical Metals Corp. †* (Austria)  1,576 12,513
Ecovyst, Inc. * 5,019 64,544
Elementis PLC (United Kingdom)  1,289,297 2,552,945
Encore Energy Corp. * (Canada)  8,779 15,802
Energy Fuels, Inc. * 7,687 140,288
Ferroglobe PLC 5,694 23,459
Friedman Industries, Inc. 412 7,301
HB Fuller Co. 2,435 150,191
Hecla Mining Co. 21,645 403,246
Innospec, Inc. 1,054 76,963
Intrepid Potash, Inc. * 464 19,845
Ivanhoe Electric, Inc. * 661 7,813
Kaiser Aluminum Corp. 341 41,094
Koppers Holdings, Inc. 838 32,414
Kronos Worldwide, Inc. 1,131 7,431
Magnera Corp. * 1,409 13,400
Mativ Holdings, Inc. 2,411 20,976
Minerals Technologies, Inc. 1,396 99,004
Novagold Resources, Inc. * (Canada)  995 8,935
Oil-Dri Corp. of America 100 6,509
Orion SA (Germany)  2,602 16,913
Perimeter Solutions, Inc. * 6,197 151,331
Quaker Chemical Corp. 614 76,277
Rayonier Advanced Materials, Inc. * 2,879 31,871
Rogers Corp. * 812 87,152
SSR Mining, Inc. * (Canada)  9,070 266,658
Stepan Co. 960 47,981
Sylvamo Corp. 1,076 45,450
Trinseo PLC 1,353 142
Tronox Holdings PLC 5,367 52,436
USA Rare Earth, Inc. * 4,144 62,719
a Shares Value
Valhi, Inc. 118 $ 1,687
12,026,511
Communications - 0.9%
spacing
1-800-Flowers.com, Inc. Class A * 917 2,788
A10 Networks, Inc. 489 11,306
Advantage Solutions, Inc. * 178 3,763
AMC Networks, Inc. Class A * 1,371 9,309
Angi, Inc. * 1,503 10,295
Applied Digital Corp. * 2,541 60,323
ATN International, Inc. 468 12,739
Aviat Networks, Inc. * 547 12,368
BARK, Inc. * 1,426 722
Bed Bath & Beyond, Inc. * 3,059 14,194
Boston Omaha Corp. Class A * 863 10,080
Bumble, Inc. Class A * 2,967 9,672
Cable One, Inc. * 228 20,796
Cars.com, Inc. * 2,264 18,384
Clearfield, Inc. * 306 8,100
EchoStar Corp. Class A * 6,047 707,922
Entravision Communications Corp. Class A  2,558 7,597
ePlus, Inc. 1,188 89,397
EW Scripps Co. Class A * 3,040 11,309
Gaia, Inc. * 602 1,667
Getty Images Holdings, Inc. †* 4,358 3,458
Gray Media, Inc. 4,008 17,395
Harmonic, Inc. * 3,822 34,322
HealthStream, Inc. 556 11,515
IDT Corp. Class B  131 6,432
iHeartMedia, Inc. Class A * 5,748 16,784
Inseego Corp. * 473 5,260
Lands' End, Inc. * 386 4,339
Liberty Latin America Ltd. Class A * 1,517 13,107
Liberty Latin America Ltd. Class C * 6,019 53,088
LifeMD, Inc. * 617 2,227
Lumen Technologies, Inc. * 4,968 34,528
National CineMedia, Inc. 3,249 9,909
NETGEAR, Inc. * 1,194 26,077
Newsmax, Inc. * 2,192 11,442
Nextdoor Holdings, Inc. * 10,812 15,137
Nexxen International Ltd. * (Israel)  1,445 9,421
Open Lending Corp. * 6,042 7,552
Optimum Communications, Inc. Class A * 12,272 15,954
Phoenix Education Partners, Inc. 58 1,825
Powerfleet, Inc. NJ * 5,881 18,113
Preformed Line Products Co. 113 30,595
RealReal, Inc. * 3,524 31,998
Ribbon Communications, Inc. * 4,389 9,305
Rumble, Inc. †* 3,674 18,737
Satellogic, Inc. Class A * 796 4,330
Scholastic Corp. 901 35,193
Serve Robotics, Inc. * 343 2,895
Shenandoah Telecommunications Co. 2,273 35,050
Shutterstock, Inc. 1,082 17,972
Sinclair, Inc. 1,717 22,218
Sphere Entertainment Co. * 1,204 141,350
Spok Holdings, Inc. 964 10,508
Stitch Fix, Inc. Class A * 4,703 15,567
TechTarget, Inc. * 1,190 4,617
Telephone & Data Systems, Inc. 4,382 184,482
TripAdvisor, Inc. * 2,587 27,577
Tucows, Inc. Class A * 254 4,359
Uniti Group, Inc. 7,559 70,903
USA TODAY Co., Inc. * 590 4,159

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Viasat, Inc. * 5,509 $ 252,312
Vistance Networks, Inc. * 3,731 67,904
Vivid Seats, Inc. Class A * 86 508
Ziff Davis, Inc. * 1,734 72,759
2,405,914
Consumer, Cyclical - 9.2%
spacing
Academy Sports & Outdoors, Inc. 11,211 632,861
Adient PLC * 3,478 70,290
Advance Auto Parts, Inc. 2,668 140,737
Allegiant Travel Co. * 516 41,817
Alliance Laundry Holdings, Inc. * 1,533 31,794
AMC Entertainment Holdings, Inc. Class A * 25,293 24,787
American Eagle Outfitters, Inc. 7,105 118,653
American Outdoor Brands, Inc. * 661 6,174
America's Car-Mart, Inc. * 340 4,328
Arko Corp. 2,836 15,768
Asbury Automotive Group, Inc. * 860 168,053
Barnes & Noble Education, Inc. * 758 6,693
Bassett Furniture Industries, Inc. 320 4,528
Beazer Homes USA, Inc. * 1,168 22,472
Biglari Holdings, Inc. Class B * 30 9,888
BJ's Restaurants, Inc. * 262 9,196
Black Rock Coffee Bar, Inc. Class A * 271 3,501
Bloomin' Brands, Inc. 1,856 10,022
BlueLinx Holdings, Inc. * 340 18,421
Boyd Gaming Corp. 12,606 1,035,961
Brightstar Lottery PLC 4,767 60,732
BRP, Inc. 2,212 159,011
Brunswick Corp. 31,118 2,264,146
Buckle, Inc. 27 1,360
Caleres, Inc. 1,434 15,114
Callaway Golf Co. * 5,883 81,656
Capri Holdings Ltd. * 5,218 91,941
Carter's, Inc. 1,566 56,000
Central Garden & Pet Co. * 522 19,194
Central Garden & Pet Co. Class A * 2,048 66,396
Century Communities, Inc. 11,965 686,552
Citi Trends, Inc. * 227 9,834
Clarus Corp. 1,475 4,012
Clean Energy Fuels Corp. * 8,041 19,942
CompX International, Inc. 71 1,659
Cooper-Standard Holdings, Inc. * 757 21,098
Cracker Barrel Old Country Store, Inc. 688 19,340
Crocs, Inc. * 8,149 676,530
Daktronics, Inc. * 1,440 28,152
Dana, Inc. 5,036 169,461
Dauch Corp. * 10,333 61,275
Designer Brands, Inc. Class A  1,533 8,723
Dine Brands Global, Inc. 498 13,068
Douglas Dynamics, Inc. 49 2,062
Dr. Martens PLC (United Kingdom)  1,533,770 1,277,947
Dream Finders Homes, Inc. Class A * 946 13,168
El Pollo Loco Holdings, Inc. * 1,249 17,311
Escalade, Inc. 526 9,031
Ethan Allen Interiors, Inc. 1,000 22,260
EVgo, Inc. * 4,913 8,450
EVI Industries, Inc. 211 4,342
Falcon's Beyond Global, Inc. Class A * 160 2,256
Faraday Future Intelligent Electric, Inc. * 6,807 1,871
Flexsteel Industries, Inc. 170 7,640
Forestar Group, Inc. * 863 21,092
Fox Factory Holding Corp. * 1,382 22,748
Frontier Group Holdings, Inc. * 757 2,672
a Shares Value
Funko, Inc. Class A * 1,998 $ 6,294
G-III Apparel Group Ltd. 1,607 44,514
Gap, Inc. 88,183 2,134,029
Garrett Motion, Inc. (Switzerland)  7,946 144,379
Genesco, Inc. * 419 12,147
Gentherm, Inc. * 1,339 37,197
Global Business Travel Group I * 556 3,102
Gold.com, Inc. 839 33,627
Golden Entertainment, Inc. 857 22,873
Goodyear Tire & Rubber Co. * 12,372 82,026
Green Brick Partners, Inc. * 910 58,650
Group 1 Automotive, Inc. 3,016 997,180
Hamilton Beach Brands Holding Co. Class A  344 6,519
Haverty Furniture Cos., Inc. 665 14,085
Hilton Grand Vacations, Inc. * 51,998 2,034,162
HNI Corp. 1,833 61,204
Holley, Inc. * 3,558 10,923
Hovnanian Enterprises, Inc. Class A * 229 25,398
Hudson Technologies, Inc. * 1,831 10,766
Hyliion Holdings Corp. * 6,911 12,163
indie Semiconductor, Inc. Class A †* (China)  5,673 18,267
Interface, Inc. 2,266 56,469
J Jill, Inc. 354 4,057
JAKKS Pacific, Inc. 436 8,685
JetBlue Airways Corp. * 13,466 59,520
Johnson Outdoors, Inc. Class A  317 14,744
KB Home 2,687 139,052
Kohl's Corp. 4,859 62,681
Kontoor Brands, Inc. 464 32,615
Krispy Kreme, Inc. 3,097 10,499
La-Z-Boy, Inc. 50,327 1,617,510
Lakeland Industries, Inc. 476 3,898
LCI Industries 941 115,724
Leggett & Platt, Inc. 5,989 59,171
LGI Homes, Inc. * 904 35,735
Lionsgate Studios Corp. * 9,261 88,813
Lovesac Co. * 217 3,205
M/I Homes, Inc. * 5,068 620,577
Malibu Boats, Inc. Class A * 814 21,099
Marcus Corp. 982 16,861
Marine Products Corp. 70 509
MarineMax, Inc. * 810 21,919
Marriott Vacations Worldwide Corp. 1,241 80,814
MasterCraft Boat Holdings, Inc. * 704 14,439
Meritage Homes Corp. 15,785 976,144
Methode Electronics, Inc. 1,534 8,468
Microvast Holdings, Inc. * 3,163 4,744
Miller Industries, Inc. 530 24,141
MillerKnoll, Inc. 3,016 43,611
Motorcar Parts of America, Inc. * 621 6,868
Movado Group, Inc. 700 17,094
National Vision Holdings, Inc. * 3,476 90,028
Nu Skin Enterprises, Inc. Class A  2,211 16,096
OneWater Marine, Inc. Class A * 537 5,075
OPENLANE, Inc. * 4,673 136,218
Oxford Industries, Inc. 605 23,299
Papa John's International, Inc. 1,334 43,235
PC Connection, Inc. 537 31,393
Peloton Interactive, Inc. Class A * 11,557 49,580
Petco Health & Wellness Co., Inc. * 3,571 9,927
Phinia, Inc. 1,683 115,185
Polaris, Inc. 2,364 128,838
Portillo's, Inc. Class A * 3,039 16,076
Pursuit Attractions & Hospitality, Inc. * 895 32,784

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
RCI Hospitality Holdings, Inc. 150 $ 3,421
Red Rock Resorts, Inc. Class A  968 51,652
Reservoir Media, Inc. * 764 7,480
Resideo Technologies, Inc. * 35,014 1,180,322
Rocky Brands, Inc. 327 12,661
Rush Enterprises, Inc. Class A  1,227 81,117
Rush Enterprises, Inc. Class B  206 13,256
Sabre Corp. * 13,283 19,260
Sally Beauty Holdings, Inc. * 4,417 61,175
Savers Value Village, Inc. * 6 45
ScanSource, Inc. * 969 35,175
Shoe Carnival, Inc. 755 11,770
Signet Jewelers Ltd. (NYSE) 10,412 881,272
Six Flags Entertainment Corp. * 842 14,945
SkyWest, Inc. * 1,807 165,937
Sleep Number Corp. * 1,108 1,989
Solid Power, Inc. * 7,159 21,477
Sonic Automotive, Inc. Class A  422 28,937
Sonos, Inc. * 300 4,020
Standard Motor Products, Inc. 934 32,447
Starz Entertainment Corp. * 589 6,773
Steven Madden Ltd. 2,912 98,775
Strattec Security Corp. * 195 15,276
Sun Country Airlines Holdings, Inc. * 886 14,637
Superior Group of Cos., Inc. 529 5,375
Taylor Morrison Home Corp. * 8,971 522,471
Titan International, Inc. * 2,189 15,126
Titan Machinery, Inc. * 965 16,135
Torrid Holdings, Inc. * 1,047 1,864
Traeger, Inc. * 18 522
Tri Pointe Homes, Inc. * 3,757 175,565
UniFirst Corp. 655 164,791
Urban Outfitters, Inc. * 1,889 119,668
Victoria's Secret & Co. * 2,180 101,065
Virco Mfg. Corp. 582 3,562
Visteon Corp. 1,210 110,243
VSE Corp. 164 30,242
Wabash National Corp. 1,792 15,447
Webtoon Entertainment, Inc. * (South Korea)  777 7,141
Weyco Group, Inc. 304 9,743
Winmark Corp. 139 59,429
Winnebago Industries, Inc. 1,196 37,064
Wyndham Hotels & Resorts, Inc. 10,368 842,193
Xperi, Inc. * 2,228 12,477
Zumiez, Inc. * 574 12,720
23,987,557
Consumer, Non-Cyclical - 8.0%
spacing
10X Genomics, Inc. Class A * 3,692 78,381
4D Molecular Therapeutics, Inc. * 1,958 18,229
Aardvark Therapeutics, Inc. * 244 920
ABM Industries, Inc. 2,634 101,462
Absci Corp. * 1,301 3,903
Acacia Research Corp. * 1,643 7,903
Accendra Health, Inc. * 3,592 8,190
ACCO Brands Corp. 4,781 14,343
Aclaris Therapeutics, Inc. * 4,229 15,859
Acme United Corp. 184 8,263
AdaptHealth Corp. * 4,560 54,264
Addus HomeCare Corp. * 417 39,052
Agios Pharmaceuticals, Inc. * 2,504 84,710
Akebia Therapeutics, Inc. * 11,036 15,340
Aktis Oncology, Inc. * 365 6,530
Aldeyra Therapeutics, Inc. * 428 723
a Shares Value
Alector, Inc. * 3,775 $ 8,116
Alico, Inc. 278 11,470
Alight, Inc. Class A  20,617 12,014
Alkermes PLC * 1,793 63,400
Allogene Therapeutics, Inc. * 7,237 17,658
Alta Equipment Group, Inc. 632 3,394
Alumis, Inc. * 3,053 67,258
American Public Education, Inc. * 23 1,308
AMN Healthcare Services, Inc. * 1,697 31,123
Amneal Pharmaceuticals, Inc. * 680 8,452
Amphastar Pharmaceuticals, Inc. * 1,468 28,758
Amylyx Pharmaceuticals, Inc. * 900 12,510
Andersons, Inc. 1,450 104,081
AngioDynamics, Inc. * 1,288 14,645
Anika Therapeutics, Inc. * 490 7,105
Annexon, Inc. * 5,973 33,090
Aquestive Therapeutics, Inc. * 3,102 12,873
Arbutus Biopharma Corp. * 417 1,876
Arcturus Therapeutics Holdings, Inc. * 690 5,327
Arcus Biosciences, Inc. * 964 20,822
Ardent Health, Inc. * 994 8,509
Artivion, Inc. * 325 11,901
Arvinas, Inc. * 2,223 23,564
Atea Pharmaceuticals, Inc. * 3,214 17,291
Aura Biosciences, Inc. * 1,431 9,573
Avanos Medical, Inc. * 1,999 28,006
Aveanna Healthcare Holdings, Inc. * 779 5,017
Azenta, Inc. * 1,773 37,463
B&G Foods, Inc. 3,564 17,143
Babcock International Group PLC (United
Kingdom)  176,541 2,740,731
Beauty Health Co. * 1,656 1,474
Beta Bionics, Inc. * 218 2,184
Beyond Meat, Inc. †* 16,598 11,645
Bicara Therapeutics, Inc. * 1,328 26,414
BioAge Labs, Inc. * 1,356 23,716
BioCryst Pharmaceuticals, Inc. * 1,096 10,434
Biote Corp. Class A * 887 1,197
BrightView Holdings, Inc. * 3,249 38,306
Brookdale Senior Living, Inc. * 1,136 15,540
Bruker Corp. † 87,718 3,168,374
Candel Therapeutics, Inc. * 4 20
Cardiff Oncology, Inc. * 1,202 1,947
Cartesian Therapeutics, Inc. * 330 2,029
Cass Information Systems, Inc. 79 3,478
Castle Biosciences, Inc. * 1,285 31,547
Celcuity, Inc. * 74 8,446
Celldex Therapeutics, Inc. * 2,915 92,464
Chaince Digital Holdings, Inc. * (China)  1,395 5,552
Cimpress PLC * (Ireland)  614 44,822
Cogent Biosciences, Inc. * 352 13,548
Coherus Oncology, Inc. * 4,316 7,294
Community Health Systems, Inc. * 2,184 6,421
Compass Therapeutics, Inc. * 2,730 14,442
Concentra Group Holdings Parent, Inc. 186 3,990
CONMED Corp. 1,379 48,761
CoreCivic, Inc. * 3,885 73,465
CRISPR Therapeutics AG * (Switzerland)  4,059 193,087
Cross Country Healthcare, Inc. * 1,381 12,981
Cullinan Therapeutics, Inc. * 2,412 34,275
Custom Truck One Source, Inc. * 2,758 18,120
Cytek Biosciences, Inc. * 5,419 23,681
Cytokinetics, Inc. * 4,738 312,282
Day One Biopharmaceuticals, Inc. * 3,301 70,773

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Definium Therapeutics, Inc. * 3,022 $ 57,116
Deluxe Corp. 1,937 53,345
Denali Therapeutics, Inc. * 5,965 114,528
Design Therapeutics, Inc. * 1,112 11,832
Dianthus Therapeutics, Inc. * 1,457 122,271
Distribution Solutions Group, Inc. * 78 2,047
DocGo, Inc. * 4,911 3,089
Dole PLC 3,058 43,699
Dyne Therapeutics, Inc. * 4,045 73,336
Edgewell Personal Care Co. 1,978 42,210
Editas Medicine, Inc. * 4,341 10,722
Eledon Pharmaceuticals, Inc. * 3,101 9,551
Embecta Corp. 2,424 21,428
Emergent BioSolutions, Inc. * 2,291 19,015
Enanta Pharmaceuticals, Inc. * 1,235 15,598
Enhabit, Inc. * 2,139 30,138
Ennis, Inc. 1,130 24,205
Enovis Corp. * 2,525 57,444
Entrada Therapeutics, Inc. * 1,303 16,444
Envista Holdings Corp. * 220,826 5,602,356
Erasca, Inc. * 8,462 136,915
Esperion Therapeutics, Inc. †* 7,362 20,172
Evommune, Inc. * 191 4,391
EyePoint, Inc. * 3,466 44,677
Fate Therapeutics, Inc. * 5,146 6,175
Fennec Pharmaceuticals, Inc. * (Canada)  845 5,197
First Advantage Corp. * 1,110 13,054
Flywire Corp. * 447 5,203
Foghorn Therapeutics, Inc. * 466 2,227
Forrester Research, Inc. * 545 3,085
Fortrea Holdings, Inc. * 4,154 39,131
Fresh Del Monte Produce, Inc. 1,491 60,028
Fulcrum Therapeutics, Inc. * 2,462 18,884
Fulgent Genetics, Inc. * 884 14,056
Ginkgo Bioworks Holdings, Inc. * 1,775 10,881
GPGI, Inc. 794 13,577
Graham Holdings Co. Class B  144 152,245
GRAIL, Inc. * 1,562 80,724
Green Dot Corp. Class A * 2,398 26,906
Grocery Outlet Holding Corp. * 4,261 30,040
Hain Celestial Group, Inc. * 3,600 2,512
Healthcare Services Group, Inc. * 1,708 31,683
Helen of Troy Ltd. * 956 13,785
Herbalife Ltd. * 1,162 17,105
Heron Therapeutics, Inc. * 6,399 5,120
HF Foods Group, Inc. * 2,043 3,780
HireQuest, Inc. 249 2,485
Honest Co., Inc. * 2,168 6,374
Humacyte, Inc. †* 6,946 4,214
ICF International, Inc. 823 53,734
ICU Medical, Inc. * 274 35,387
Ideaya Biosciences, Inc. * 3,781 125,983
ImmunityBio, Inc. †* 2,277 17,465
Indivior Pharmaceuticals, Inc. * 780 23,774
Information Services Group, Inc. 1,558 5,983
Ingles Markets, Inc. Class A  655 58,878
Inhibikase Therapeutics, Inc. * 4,100 6,888
Inhibrx Biosciences, Inc. * 411 27,632
Innovage Holding Corp. * 479 3,842
Innoviva, Inc. * 340 7,922
Inogen, Inc. * 1,133 7,002
Integra LifeSciences Holdings Corp. * 3,006 28,316
Intellia Therapeutics, Inc. * 4,938 63,305
Iovance Biotherapeutics, Inc. * 15,226 53,443
a Shares Value
Ironwood Pharmaceuticals, Inc. * 632 $ 2,218
Jade Biosciences, Inc. 1,448 20,344
Janux Therapeutics, Inc. * 1,260 17,514
John B Sanfilippo & Son, Inc. 165 13,089
Kelly Services, Inc. Class A  1,370 12,124
Keros Therapeutics, Inc. * 1,289 14,231
Kestra Medical Technologies Ltd. * 104 2,073
Kforce, Inc. 73 2,134
Kodiak Sciences, Inc. * 1,691 64,461
Korn Ferry 1,210 76,169
Korro Bio, Inc. * 221 2,502
Kura Oncology, Inc. * 3,670 29,837
Larimar Therapeutics, Inc. * 2,166 9,747
Laureate Education, Inc. * 3,703 129,012
LB Pharmaceuticals, Inc. * 417 10,283
Legence Corp. Class A * 745 42,063
Lexeo Therapeutics, Inc. * 3,011 17,283
Lifecore Biomedical, Inc. * 405 1,507
LifeStance Health Group, Inc. * 3,400 21,658
Ligand Pharmaceuticals, Inc. * 775 154,729
Limoneira Co. 785 10,535
LivaNova PLC * 2,421 153,879
Lucid Diagnostics, Inc. * 2,150 2,472
Lumexa Imaging Holdings, Inc. * 566 4,868
MapLight Therapeutics, Inc. * 360 7,319
Maravai LifeSciences Holdings, Inc. Class A * 5,038 14,258
MarketWise, Inc. 93 1,741
Marqeta, Inc. Class A * 9,007 36,749
Matthews International Corp. Class A  1,395 36,019
MaxCyte, Inc. * 4,761 3,345
Maze Therapeutics, Inc. * 1,096 32,716
MBX Biosciences, Inc. * 1,269 37,880
Medifast, Inc. * 474 4,830
MeiraGTx Holdings PLC * 519 4,495
Merit Medical Systems, Inc. * 135 9,306
MGP Ingredients, Inc. 595 10,942
Mission Produce, Inc. * 1,962 26,997
Mister Car Wash, Inc. * 456 3,178
Monro, Inc. 1,213 19,456
Monte Rosa Therapeutics, Inc. * 2,697 44,366
Myriad Genetics, Inc. * 4,111 18,499
Nano-X Imaging Ltd. * (Israel)  2,265 5,142
National HealthCare Corp. 604 96,459
Nature's Sunshine Products, Inc. * 587 14,082
Neogen Corp. * 9,785 90,903
NeoGenomics, Inc. * 5,248 38,940
Neurogene, Inc. * 486 9,798
Nkarta, Inc. * 2,044 4,313
Novavax, Inc. †* 1,138 9,263
NPK International, Inc. * 3,692 53,497
Nurix Therapeutics, Inc. * 4,540 70,370
Nuvation Bio, Inc. * 10,052 43,123
Olaplex Holdings, Inc. * 7,172 14,559
Olema Pharmaceuticals, Inc. * 3,112 46,400
Omeros Corp. * 303 3,200
OmniAb, Inc. * 5,185 8,140
Omnicell, Inc. * 1,982 66,159
OPKO Health, Inc. * 22,885 26,089
OraSure Technologies, Inc. * 3,603 10,809
ORIC Pharmaceuticals, Inc. * 2,118 26,835
Orthofix Medical, Inc. * 1,768 20,279
OrthoPediatrics Corp. * 618 9,808
Oruka Therapeutics, Inc. * 1,727 84,709
Outset Medical, Inc. * 238 914

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Pacific Biosciences of California, Inc. * 13,307 $ 17,565
Pacira BioSciences, Inc. * 1,641 37,087
PACS Group, Inc. * 142 4,561
Paysafe Ltd. * 1,444 9,834
Pediatrix Medical Group, Inc. * 3,807 81,432
Perdoceo Education Corp. 2,825 105,118
Personalis, Inc. * 2,226 14,180
Perspective Therapeutics, Inc. * 2,827 11,789
Phathom Pharmaceuticals, Inc. * 1,446 16,065
Praxis Precision Medicines, Inc. * 1,059 341,199
Precigen, Inc. * 651 2,519
Prestige Consumer Healthcare, Inc. * 1,734 102,774
Prime Medicine, Inc. * 4,702 16,363
PROG Holdings, Inc. 1,733 49,720
Protara Therapeutics, Inc. * 2,412 12,566
Prothena Corp. PLC * (Ireland)  1,775 17,253
PTC Therapeutics, Inc. * 652 44,421
Puma Biotechnology, Inc. * 1,983 12,671
Quad/Graphics, Inc. 408 2,697
Quanex Building Products Corp. 2,035 36,569
Quanterix Corp. * 1,728 6,083
Quantum-Si, Inc. * 7,207 5,578
QuidelOrtho Corp. * 1,686 27,701
RadNet, Inc. * 578 32,304
Rapport Therapeutics, Inc. * 1,328 41,553
REGENXBIO, Inc. * 2,112 17,699
Relay Therapeutics, Inc. * 6,306 62,745
Repay Holdings Corp. * 3,206 8,336
Replimune Group, Inc. * 3,246 24,832
Resources Connection, Inc. 1,452 5,416
Rezolute, Inc. * 476 1,452
Rocket Pharmaceuticals, Inc. * 3,226 11,549
Sana Biotechnology, Inc. * 6,795 19,570
SBC Medical Group Holdings, Inc. * 468 1,956
Scholar Rock Holding Corp. * 300 14,748
Select Medical Holdings Corp. 4,720 76,889
Seneca Foods Corp. Class A * 221 33,397
Septerna, Inc. * 969 23,285
Sezzle, Inc. * 74 4,683
SIGA Technologies, Inc. 465 2,488
Simply Good Foods Co. * 1,256 18,024
Solid Biosciences, Inc. * 2,649 19,073
Sonida Senior Living, Inc. * 46 1,483
Spectrum Brands Holdings, Inc. 985 72,594
Spyre Therapeutics, Inc. * 1,002 50,541
STAAR Surgical Co. * 183 3,422
Strata Critical Medical, Inc. * 3,205 13,397
Strategic Education, Inc. 1,027 85,200
Supernus Pharmaceuticals, Inc. * 2,254 116,509
Surgery Partners, Inc. * 3,434 40,933
Syndax Pharmaceuticals, Inc. * 337 7,872
Tactile Systems Technology, Inc. * 986 25,764
Tango Therapeutics, Inc. * 4,943 103,408
Target Hospitality Corp. * 1,459 13,540
Tectonic Therapeutic, Inc. * 420 12,982
Tejon Ranch Co. * 971 18,294
Teladoc Health, Inc. * 6,465 35,234
Terns Pharmaceuticals, Inc. * 4,265 224,851
Theravance Biopharma, Inc. * 363 5,891
Third Harmonic Bio, Inc. * ± Ω 1,922 –
TIC Solutions, Inc. * 7,029 46,251
Tonix Pharmaceuticals Holding Corp. * 521 7,164
Transcat, Inc. * 205 15,057
Travere Therapeutics, Inc. * 262 7,784
a Shares Value
TriSalus Life Sciences, Inc. * 1,043 $ 4,172
TrueBlue, Inc. * 1,760 6,882
Turning Point Brands, Inc. 83 7,204
Tvardi Therapeutics, Inc. * 124 394
Tyra Biosciences, Inc. * 1,152 44,122
U.S. Physical Therapy, Inc. 246 18,440
United Natural Foods, Inc. * 2,664 120,040
Universal Corp. 1,034 54,492
Upbound Group, Inc. 1,482 26,750
Upstream Bio, Inc. * 1,470 13,230
UroGen Pharma Ltd. * 308 5,538
USANA Health Sciences, Inc. * 478 8,351
USCB Financial Holdings, Inc. 398 7,379
Utah Medical Products, Inc. 147 9,113
Utz Brands, Inc. 3,534 27,989
Vanda Pharmaceuticals, Inc. * 2,492 17,220
Varex Imaging Corp. * 1,830 19,416
Vaxcyte, Inc. * 5,538 321,813
Verastem, Inc. * 1,158 6,137
Vestis Corp. * 4,119 32,375
Village Super Market, Inc. Class A  442 18,666
Vir Biotechnology, Inc. * 4,172 37,381
Viridian Therapeutics, Inc. * 728 14,240
Voyager Therapeutics, Inc. * 2,258 8,716
Waldencast PLC Class A * 1,968 1,869
WaVe Life Sciences Ltd. * 953 6,909
Weis Markets, Inc. 603 41,239
Willdan Group, Inc. * 196 15,006
Xencor, Inc. * 3,165 38,170
XOMA Royalty Corp. * 135 4,235
Zenas Biopharma, Inc. * 1,066 20,840
20,912,675
Energy - 8.8%
spacing
Alpha Metallurgical Resources, Inc. * 360 73,897
Array Technologies, Inc. * 5,350 38,680
Atlas Energy Solutions, Inc. 963 12,635
BKV Corp. * (Thailand)  1,102 31,429
Borr Drilling Ltd. * (Mexico)  12,898 74,421
Bristow Group, Inc. 1,265 59,316
California Resources Corp. 3,255 225,311
CNX Resources Corp. * 6,138 236,620
Comstock Resources, Inc. * 997 21,017
Core Laboratories, Inc. 2,097 35,209
Core Natural Resources, Inc. 1,485 155,524
Crescent Energy Co. Class A  11,497 155,209
Diversified Energy Co. 2,797 48,780
DMC Global, Inc. * 617 3,215
DNOW, Inc. * 8,306 98,924
Epsilon Energy Ltd. 712 4,386
Evolution Petroleum Corp. 260 1,191
Excelerate Energy, Inc. Class A  1,056 35,292
Expro Group Holdings NV * 3,642 63,407
Flotek Industries, Inc. * 473 8,027
Flowco Holdings, Inc. Class A  393 8,096
Fluence Energy, Inc. * 552 7,596
Forum Energy Technologies, Inc. * 474 27,805
FutureFuel Corp. 1,093 4,208
Gevo, Inc. * 11,026 30,101
Golar LNG Ltd. (Cameroon)  4,351 235,433
Granite Ridge Resources, Inc. 2,748 16,131
Green Plains, Inc. * 3,055 50,255
Hallador Energy Co. * 61 993
Helix Energy Solutions Group, Inc. * 4,794 47,413

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Helmerich & Payne, Inc. 4,382 $ 157,883
HighPeak Energy, Inc. 1,049 7,238
Hunting PLC (United Kingdom)  488,780 3,208,869
Infinity Natural Resources, Inc. Class A * 537 9,457
Innovex International, Inc. * 1,714 41,804
Kinetik Holdings, Inc. 570 27,594
Kolibri Global Energy, Inc. * (Canada)  1,302 7,148
Kosmos Energy Ltd. * (Ghana)  21,434 59,587
Liberty Energy, Inc. 73,439 2,115,043
Magnolia Oil & Gas Corp. Class A  6,454 203,753
Mammoth Energy Services, Inc. * 988 2,421
Matrix Service Co. * 927 10,642
Montauk Renewables, Inc. * 2,459 2,828
Murphy Oil Corp. 6,009 247,871
Nabors Industries Ltd. * 624 53,701
NACCO Industries, Inc. Class A  202 10,498
National Energy Services Reunited Corp. * 2,673 57,389
Natural Gas Services Group, Inc. 319 12,039
New Fortress Energy, Inc. †* 9,948 5,869
NextNRG, Inc. * 1,332 533
Nextpower, Inc. Class A * 1,305 157,318
Noble Corp. PLC 5,630 276,264
Northern Oil & Gas, Inc. 4,222 123,409
Oceaneering International, Inc. * 405 14,365
Oil States International, Inc. * 2,489 28,972
Par Pacific Holdings, Inc. * 1,568 98,220
Patterson-UTI Energy, Inc. 15,524 168,125
PBF Energy, Inc. Class A  3,730 177,623
Peabody Energy Corp. 5,450 179,577
Plug Power, Inc. †* 59,475 134,413
Prairie Operating Co. * 1,243 2,523
PrimeEnergy Resources Corp. * 17 3,958
ProFrac Holding Corp. Class A * 1,291 8,004
ProPetro Holding Corp. * 4,364 62,885
Ranger Energy Services, Inc. Class A  883 15,135
REX American Resources Corp. * 981 44,704
Riley Exploration Permian, Inc. 486 17,715
RPC, Inc. 4,181 29,601
SandRidge Energy, Inc. 1,421 23,177
SEACOR Marine Holdings, Inc. * 983 7,038
Seadrill Ltd. * (Norway)  1,743 79,307
Select Water Solutions, Inc. 345,009 5,278,638
Shoals Technologies Group, Inc. Class A * 6,349 41,776
SM Energy Co. 11,110 346,410
Summit Midstream Corp. * 347 10,493
SunCoke Energy, Inc. 3,905 25,422
SunPower, Inc. * 1,633 2,074
Sunrun, Inc. * 10,124 137,281
T1 Energy, Inc. * (Norway)  9,126 40,063
Talos Energy, Inc. * 5,603 88,303
TechnipFMC PLC (United Kingdom)  6,223 430,196
TETRA Technologies, Inc. * 5,731 48,828
Tidewater, Inc. * 103 8,606
Transocean Ltd. * 41,601 275,815
VAALCO Energy, Inc. 4,347 27,560
Valaris Ltd. * 2,784 272,943
Vitesse Energy, Inc. 1,303 23,662
W&T Offshore, Inc. 4,930 16,811
Warrior Met Coal, Inc. 2,326 216,667
Whitecap Resources, Inc. (Canada)  533,044 6,015,952
23,012,521
Financial - 31.1%
spacing
1st Source Corp. 812 56,199
a Shares Value
Abacus Global Management, Inc. 1,325 $ 10,441
Acadia Realty Trust REIT 5,904 112,885
ACNB Corp. 544 26,041
ACRES Commercial Realty Corp. REIT * 231 4,463
Adamas Trust, Inc. REIT 3,980 29,293
AH Realty Trust, Inc. REIT 3,803 20,917
Alerus Financial Corp. 1,072 25,417
Alpine Income Property Trust, Inc. REIT 523 9,414
AlTi Global, Inc. * 2,093 7,577
Amalgamated Financial Corp. 1,047 40,697
Amerant Bancorp, Inc. 878 19,351
American Assets Trust, Inc. REIT 2,200 40,502
American Coastal Insurance Corp. 521 5,861
American Healthcare REIT, Inc. 5,149 242,827
American Integrity Insurance Group, Inc. 334 6,440
American Realty Investors, Inc. * 123 1,900
Ameris Bancorp 2,867 223,597
AMERISAFE, Inc. 374 12,465
Ames National Corp. 421 11,881
Angel Oak Mortgage REIT, Inc. 427 3,510
Apollo Commercial Real Estate Finance, Inc.
REIT 3,057 32,282
Apple Hospitality REIT, Inc. 10,313 118,703
Arbor Realty Trust, Inc. REIT † 8,763 67,563
ARES Commercial Real Estate Corp. REIT 2,452 11,770
ARMOUR Residential REIT, Inc. 4,973 82,950
Arrow Financial Corp. 828 27,796
Artisan Partners Asset Management, Inc. Class A  1,227 44,651
Associated Banc-Corp. 6,970 180,244
Ategrity Specialty Holdings LLC * 283 5,595
Atlantic Union Bankshares Corp. 103,238 3,689,726
Atlanticus Holdings Corp. * 240 12,593
Avidbank Holdings, Inc. * 102 2,907
Axos Financial, Inc. * 2,091 177,923
Bakkt, Inc. * 690 5,078
Banc of California, Inc. 5,502 96,725
BancFirst Corp. 69 7,487
Banco Latinoamericano de Comercio Exterior SA
(Panama)  1,276 65,178
Bank First Corp. 404 54,564
Bank of Hawaii Corp. 313 23,240
Bank of Marin Bancorp 603 15,455
Bank of NT Butterfield & Son Ltd. (Bermuda)  1,855 97,350
Bank7 Corp. 239 9,531
BankUnited, Inc. 3,140 141,802
Bankwell Financial Group, Inc. 315 15,284
Banner Corp. 1,461 88,653
Bar Harbor Bankshares 900 29,205
BayCom Corp. 597 17,746
BCB Bancorp, Inc. 632 5,675
Beacon Financial Corp. 3,610 108,300
Better Home & Finance Holding Co. * 267 9,511
Bit Digital, Inc. * 15,371 20,136
Blackstone Mortgage Trust, Inc. Class A REIT 6,900 132,135
Blue Foundry Bancorp * 743 9,837
Blue Ridge Bankshares, Inc. 3,576 15,019
Braemar Hotels & Resorts, Inc. REIT 2,763 6,521
Brandywine Realty Trust REIT 8,330 22,574
Bread Financial Holdings, Inc. 30,215 2,262,801
Bridgewater Bancshares, Inc. * 513 9,080
BrightSpire Capital, Inc. REIT 6,227 34,871
Broadstone Net Lease, Inc. REIT 8,515 155,569
Brookfield Business Corp. Class A (Canada)  716 22,654
BRT Apartments Corp. REIT 449 5,990

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Burford Capital Ltd. 3,622 $ 16,371
Burke & Herbert Financial Services Corp. 640 39,866
Business First Bancshares, Inc. 1,299 35,125
BV Financial, Inc. * 461 8,824
Byline Bancorp, Inc. 1,292 40,788
C&F Financial Corp. 181 13,202
California BanCorp 735 13,024
Camden National Corp. 50,324 2,387,874
Cannae Holdings, Inc. 1,793 20,386
Capital Bancorp, Inc. 529 15,732
Capital City Bank Group, Inc. 631 27,423
Capitol Federal Financial, Inc. 6,204 44,235
CareTrust REIT, Inc. 9,124 334,395
Carter Bankshares, Inc. * 623 14,528
Cathay General Bancorp 2,801 139,658
CB Financial Services, Inc. 267 9,126
CBL & Associates Properties, Inc. REIT 138 5,303
Centerspace REIT 774 44,466
Central BanCo, Inc. 30,957 741,420
Central Pacific Financial Corp. 978 31,257
CF Bankshares, Inc. 277 7,731
Chain Bridge Bancorp, Inc. Class A * 151 5,270
Chatham Lodging Trust REIT 2,441 19,211
Chemung Financial Corp. 237 12,755
Chicago Atlantic Real Estate Finance, Inc. REIT 799 9,045
Chimera Investment Corp. REIT 3,582 44,954
Chiron Real Estate, Inc. REIT 552 18,260
ChoiceOne Financial Services, Inc. 747 21,006
Cipher Digital, Inc. * 14,475 186,293
Citizens & Northern Corp. 901 20,128
Citizens Community Bancorp, Inc. 503 9,959
Citizens Financial Services, Inc. 248 15,165
Citizens, Inc. * 2,730 13,732
City Holding Co. 249 29,761
Civista Bancshares, Inc. 916 20,876
Claros Mortgage Trust, Inc. REIT * 4,379 10,422
Cleanspark, Inc. * 11,300 96,163
Clipper Realty, Inc. REIT 556 1,679
CNB Financial Corp. 1,316 38,111
CNO Financial Group, Inc. 115,890 4,758,443
CoastalSouth Bancshares, Inc. 205 5,041
Cohen & Steers, Inc. 63 3,941
Colony Bankcorp, Inc. 774 15,457
Columbia Banking System, Inc. 183,060 5,021,336
Columbia Financial, Inc. * 1,004 17,580
Commercial Bancgroup, Inc. 379 9,862
Community Financial System, Inc. 1,777 104,221
Community Healthcare Trust, Inc. REIT 1,111 17,654
Community Trust Bancorp, Inc. 858 52,098
Community West Bancshares 469 10,928
Compass Diversified Holdings 3,114 24,476
Compass, Inc. Class A * 6,809 49,774
ConnectOne Bancorp, Inc. 1,508 40,369
Consumer Portfolio Services, Inc. * 442 3,417
COPT Defense Properties REIT 5,016 153,490
Core Scientific, Inc. * 2,169 32,448
CTO Realty Growth, Inc. REIT 1,364 25,220
Curbline Properties Corp. REIT 4,341 111,954
Cushman & Wakefield Ltd. * 10,291 126,168
Customers Bancorp, Inc. * 1,260 87,457
CVB Financial Corp. 5,587 108,332
Diamond Hill Investment Group, Inc. 91 15,661
DiamondRock Hospitality Co. REIT 4,091 38,333
DigitalBridge Group, Inc. 7,866 121,294
a Shares Value
Dime Community Bancshares, Inc. 1,396 $ 47,213
Diversified Healthcare Trust REIT 9,958 66,121
Donegal Group, Inc. Class A  777 13,349
Douglas Elliman, Inc. * 3,185 5,223
Douglas Emmett, Inc. REIT 7,069 66,590
Dynex Capital, Inc. REIT 8,864 113,105
Eagle Bancorp Montana, Inc. 426 8,767
Eagle Bancorp, Inc. 965 24,000
Eagle Financial Services, Inc. 185 6,471
Easterly Government Properties, Inc. REIT 1,759 37,695
Eastern Bankshares, Inc. 9,728 190,280
ECB Bancorp, Inc. * 309 5,170
eHealth, Inc. * 1,305 1,683
Ellington Financial, Inc. REIT 5,250 62,213
Empire State Realty Trust, Inc. Class A REIT 6,848 35,610
Employers Holdings, Inc. 927 38,137
Enact Holdings, Inc. 1,279 52,196
Encore Capital Group, Inc. * 971 68,087
Enterprise Financial Services Corp. 1,618 87,550
Equity Bancshares, Inc. Class A  720 31,975
Essent Group Ltd. 4,109 240,130
Essential Properties Realty Trust, Inc. REIT 8,863 269,081
F&G Annuities & Life, Inc. 1,549 39,221
Farmers & Merchants Bancorp, Inc. 736 18,893
Farmers National Banc Corp. 2,458 32,347
Farmland Partners, Inc. REIT 1,682 18,889
FB Bancorp, Inc. * 486 6,678
FB Financial Corp. 1,926 100,036
Federal Agricultural Mortgage Corp. Class C  25 3,709
Fidelis Insurance Holdings Ltd. (United Kingdom)  2,531 48,367
Fidelity D&D Bancorp, Inc. 290 12,551
Finance of America Cos., Inc. Class A * 191 3,171
Financial Institutions, Inc. 905 28,698
Finward Bancorp 148 5,372
Finwise Bancorp * 147 2,331
First BanCorp 2,909 62,136
First Bancorp, Inc. 672 18,836
First Bancorp/Southern Pines NC 55,397 3,121,621
First Bank 1,118 17,888
First Busey Corp. 3,663 92,564
First Business Financial Services, Inc. 439 23,675
First Capital, Inc. 187 9,281
First Commonwealth Financial Corp. 127,175 2,235,737
First Community Bankshares, Inc. 768 31,887
First Community Corp. 262 7,658
First Financial Bancorp 4,501 125,488
First Financial Corp. 503 31,790
First Foundation, Inc. * 2,860 16,874
First Internet Bancorp 180 3,668
First Interstate BancSystem, Inc. Class A  58,896 1,967,126
First Merchants Corp. 2,543 98,490
First Mid Bancshares, Inc. 922 37,977
First National Corp. 334 8,991
First United Corp. 360 13,190
First Western Financial, Inc. * 321 7,890
Firstsun Capital Bancorp * 532 19,397
Five Star Bancorp 291 10,977
Flagstar Bank NA 13,560 178,585
Flushing Financial Corp. 1,396 21,443
Four Corners Property Trust, Inc. REIT 4,687 110,848
Franklin BSP Realty Trust, Inc. REIT 3,788 32,160
Franklin Financial Services Corp. 240 12,259
Franklin Street Properties Corp. REIT 3,370 2,239
FrontView REIT, Inc. 954 14,758

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
FRP Holdings, Inc. * 627 $ 13,719
FS Bancorp, Inc. 394 15,204
Fulton Financial Corp. 7,856 159,791
FVCBankcorp, Inc. 769 11,681
GBank Financial Holdings, Inc. * 478 12,791
GCM Grosvenor, Inc. Class A  230 2,254
Genworth Financial, Inc. * 17,855 144,983
German American Bancorp, Inc. 59,943 2,505,018
Getty Realty Corp. REIT 2,318 73,712
Glacier Bancorp, Inc. 4,572 204,231
Gladstone Commercial Corp. REIT 1,628 18,608
Gladstone Land Corp. REIT 1,570 16,014
Global Net Lease, Inc. REIT 9,113 85,298
GoHealth, Inc. Class A * 476 719
Goosehead Insurance, Inc. Class A * 198 8,447
Great Southern Bancorp, Inc. 404 25,505
Greene County Bancorp, Inc. 199 4,460
Greenlight Capital Re Ltd. Class A * 1,156 19,987
HA Sustainable Infrastructure Capital, Inc. 5,564 204,477
Hamilton Insurance Group Ltd.
Class B (Bermuda)  1,968 58,705
Hancock Whitney Corp. 3,583 227,843
Hanmi Financial Corp. 1,217 32,080
Hanover Bancorp, Inc. 177 3,821
Hanover Insurance Group, Inc. 4,634 803,304
Hawthorn Bancshares, Inc. 319 10,747
HBT Financial, Inc. 680 18,170
Heritage Commerce Corp. 2,778 34,669
Heritage Financial Corp. 1,406 36,556
Heritage Insurance Holdings, Inc. * 227 5,959
Hilltop Holdings, Inc. 1,813 64,942
Hingham Institution For Savings 73 20,866
Hippo Holdings, Inc. * 363 9,460
Home Bancorp, Inc. 323 19,567
Home BancShares, Inc. 8,140 219,210
HomeTrust Bancshares, Inc. 739 31,518
Hope Bancorp, Inc. 5,334 59,581
Horace Mann Educators Corp. 91,307 3,896,983
Horizon Bancorp, Inc. 2,152 35,659
Hudson Pacific Properties, Inc. REIT * 2,357 13,930
Hut 8 Corp. * (Canada)  4,367 204,856
Independence Realty Trust, Inc. REIT 114,625 1,706,766
Independent Bank Corp. (IBCP US) 871 29,004
Independent Bank Corp. (INDB US) 2,158 162,303
Industrial Logistics Properties Trust REIT 2,543 14,444
Innovative Industrial Properties, Inc. REIT 1,230 61,697
Innventure, Inc. * 1,786 6,983
International Bancshares Corp. 2,104 141,578
InvenTrust Properties Corp. REIT 3,329 101,401
Invesco Mortgage Capital, Inc. REIT 3,597 29,064
Investar Holding Corp. 473 12,899
Investors Title Co. 66 14,344
Jackson Financial, Inc. Class A  2,979 314,940
James River Group Holdings, Inc. 1,948 12,272
JBG SMITH Properties REIT 2,622 38,307
Jefferson Capital, Inc. 540 10,384
John Marshall Bancorp, Inc. 747 15,149
Kearny Financial Corp. 2,801 21,148
Kennedy-Wilson Holdings, Inc. 5,346 57,844
Kestrel Group Ltd. * (Bermuda)  141 1,523
Kite Realty Group Trust REIT 66,669 1,636,724
KKR Real Estate Finance Trust, Inc. REIT 2,240 13,709
Ladder Capital Corp. REIT 5,200 50,804
Lakeland Financial Corp. 506 29,034
a Shares Value
Landmark Bancorp, Inc. 287 $ 7,118
LCNB Corp. 775 12,082
Legacy Housing Corp. * 424 8,662
LendingClub Corp. * 5,091 72,903
LendingTree, Inc. * 37 1,587
LINKBANCORP, Inc. 1,219 10,166
Live Oak Bancshares, Inc. 821 27,150
loanDepot, Inc. Class A * 5,083 7,218
LTC Properties, Inc. REIT 2,056 76,401
Lument Finance Trust, Inc. REIT 3,363 4,237
LXP Industrial Trust REIT 2,520 116,575
Macerich Co. REIT 11,530 217,917
MainStreet Bancshares, Inc. 277 6,149
MARA Holdings, Inc. * 16,928 138,132
Marcus & Millichap, Inc. 1,002 26,643
Marex Group PLC (United Kingdom)  783 34,906
Maui Land & Pineapple Co., Inc. * 66 1,016
MBIA, Inc. * 2,154 12,730
McGrath RentCorp 272 29,996
Mechanics Bancorp Class A  2,194 32,362
Medallion Financial Corp. 861 7,370
Mercantile Bank Corp. 858 43,329
Merchants Bancorp 1,153 49,475
Mercury General Corp. 1,207 106,397
Meridian Corp. 369 6,996
Metrocity Bankshares, Inc. 358 10,264
Metropolitan Bank Holding Corp. 303 25,237
MFA Financial, Inc. REIT 4,638 44,432
Miami International Holdings, Inc. * 469 18,254
Mid Penn Bancorp, Inc. 902 29,008
Midland States Bancorp, Inc. 828 18,473
Mobile Infrastructure Corp. * 601 1,346
Modiv Industrial, Inc. REIT 534 7,647
MVB Financial Corp. 671 16,661
National Bank Holdings Corp. Class A  1,517 59,406
National Bankshares, Inc. 362 13,180
National Health Investors, Inc. REIT 1,621 131,074
Navient Corp. 3,113 25,464
NB Bancorp, Inc. 1,741 36,683
NBT Bancorp, Inc. 2,088 88,907
Nelnet, Inc. Class A  577 74,410
NET Lease Office Properties REIT 506 5,829
NETSTREIT Corp. REIT 2,811 52,931
Newmark Group, Inc. Class A  6,775 101,557
NewtekOne, Inc. 1,097 12,012
NexPoint Diversified Real Estate Trust REIT 2,196 10,255
Nexpoint Real Estate Finance, Inc. REIT 334 4,499
NexPoint Residential Trust, Inc. REIT 529 13,225
NI Holdings, Inc. * 194 2,501
Nicolet Bankshares, Inc. 654 97,197
NMI Holdings, Inc. * 3,386 127,009
Northeast Bank 150 16,856
Northeast Community Bancorp, Inc. 732 17,422
Northfield Bancorp, Inc. 1,155 15,639
Northpointe Bancshares, Inc. 849 14,654
Northrim BanCorp, Inc. 450 10,296
Northwest Bancshares, Inc. 6,599 83,741
Norwood Financial Corp. 539 15,857
Oak Valley Bancorp 329 10,669
OceanFirst Financial Corp. 2,384 43,007
Octave Specialty Group, Inc. * 1,865 8,672
OFG Bancorp 1,774 71,776
Ohio Valley Banc Corp. 171 7,500
Old National Bancorp 13,821 305,444

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Old Second Bancorp, Inc. 2,193 $ 44,211
One Liberty Properties, Inc. REIT 912 19,572
Onity Group, Inc. * 325 12,763
OP Bancorp 753 10,015
Oportun Financial Corp. * 2,295 10,580
Orange County Bancorp, Inc. 462 14,775
Orchid Island Capital, Inc. REIT 8,243 57,948
Origin Bancorp, Inc. 1,165 48,301
Orrstown Financial Services, Inc. 820 29,586
Pagseguro Digital Ltd. Class A (Brazil)  3,086 30,922
Park National Corp. 690 112,781
Parke Bancorp, Inc. 375 10,650
PCB Bancorp 555 12,482
Peakstone Realty Trust REIT 1,586 33,132
Peapack-Gladstone Financial Corp. 383 13,485
Pebblebrook Hotel Trust REIT 4,941 62,405
PennyMac Financial Services, Inc. 1,297 113,358
PennyMac Mortgage Investment Trust REIT 4,656 54,289
Peoples Bancorp of North Carolina, Inc. 217 8,498
Peoples Bancorp, Inc. 16,706 549,126
Peoples Financial Services Corp. 470 25,065
Phillips Edison & Co., Inc. REIT 4,555 170,448
Piedmont Realty Trust, Inc. REIT * 5,926 38,934
Pioneer Bancorp, Inc. * 566 7,879
Plumas Bancorp 318 15,525
Ponce Financial Group, Inc. * 864 14,437
Postal Realty Trust, Inc. Class A REIT 1,037 19,247
PRA Group, Inc. * 1,725 30,188
Preferred Bank 526 47,703
Primis Financial Corp. 946 12,563
Princeton Bancorp, Inc. 277 9,354
ProAssurance Corp. * 2,222 54,928
Provident Financial Services, Inc. 4,472 94,628
QCR Holdings, Inc. 736 62,891
Radian Group, Inc. 6,001 198,513
RBB Bancorp 781 16,690
RE/MAX Holdings, Inc. Class A * 813 4,683
Ready Capital Corp. REIT 7,213 11,685
Red River Bancshares, Inc. 247 22,339
Redwood Trust, Inc. REIT 6,076 34,086
Regional Management Corp. 385 12,416
Renasant Corp. 4,118 148,783
Republic Bancorp, Inc. Class A  449 31,677
Resolute Holdings Management, Inc. * 117 18,989
Rhinebeck Bancorp, Inc. * 177 2,729
Richmond Mutual BanCorp, Inc. 302 4,098
Riot Platforms, Inc. * 15,548 192,173
Rithm Property Trust, Inc. REIT 247 3,307
Riverview Bancorp, Inc. 828 4,554
RLJ Lodging Trust REIT 6,013 44,616
RMR Group, Inc. Class A  714 11,046
Rosebank Industries PLC * (Jersey)  975,184 4,065,875
S&T Bancorp, Inc. 1,600 66,928
Sabra Health Care REIT, Inc. 11,205 215,472
Safehold, Inc. REIT 2,573 34,813
Safety Insurance Group, Inc. 704 51,139
SB Financial Group, Inc. 343 7,203
Seacoast Banking Corp. of Florida 70,727 2,142,321
Seaport Entertainment Group, Inc. * 351 7,539
Security National Financial Corp. Class A * 1,066 10,106
Selective Insurance Group, Inc. 20,459 1,542,404
Selectquote, Inc. * 3,342 2,104
Service Properties Trust REIT 7,668 10,390
Seven Hills Realty Trust REIT 1,528 12,560
a Shares Value
Shore Bancshares, Inc. 1,210 $ 22,603
Siebert Financial Corp. * 512 983
Sierra Bancorp 734 24,897
Sila Realty Trust, Inc. REIT 2,445 57,898
Silvercrest Asset Management Group, Inc.
Class A  481 6,465
Simmons First National Corp. Class A  6,228 121,135
SiriusPoint Ltd. * 4,052 87,280
SITE Centers Corp. REIT 2,329 12,577
SL Green Realty Corp. REIT 3,171 117,137
Slide Insurance Holdings, Inc. * 1,971 35,478
SmartFinancial, Inc. 641 25,050
Smartstop Self Storage REIT, Inc. 2,410 72,975
Sound Financial Bancorp, Inc. 91 3,978
South Plains Financial, Inc. 608 25,475
Southern First Bancshares, Inc. * 409 22,291
Southern Missouri Bancorp, Inc. 488 31,203
Southside Bancshares, Inc. 1,217 37,837
Southstate Bank Corp. 53,217 4,923,637
SR Bancorp, Inc. 319 5,385
STAG Industrial, Inc. REIT 13,442 484,719
Stellar Bancorp, Inc. 1,965 71,939
Sterling Bancorp, Inc. * ± Ω 1,844 –
Stewart Information Services Corp. 1,336 82,271
Stratus Properties, Inc. * 400 12,208
Strive, Inc. Class A * 1,926 19,299
Summit Hotel Properties, Inc. REIT 5,130 22,675
Sunrise Realty Trust, Inc. REIT 455 3,490
Sunstone Hotel Investors, Inc. REIT 7,897 71,152
SWK Holdings Corp. 196 3,334
Tanger, Inc. REIT 359 12,199
Terawulf, Inc. * 735 10,606
Terreno Realty Corp. REIT 4,581 281,365
Texas Capital Bancshares, Inc. * 1,634 155,034
Third Coast Bancshares, Inc. * 684 25,876
Timberland Bancorp, Inc. 452 17,822
Tiptree, Inc. 768 12,995
Tompkins Financial Corp. 751 59,209
Towne Bank 3,716 125,118
TPG Mortgage Investment Trust, Inc. REIT 1,476 10,790
TPG RE Finance Trust, Inc. REIT 3,396 26,523
Transcontinental Realty Investors, Inc. REIT * 96 3,348
TriCo Bancshares 52,845 2,512,251
Triumph Financial, Inc. * 542 32,336
TrustCo Bank Corp. 766 33,535
Trustmark Corp. 2,371 99,914
TWFG, Inc. * 270 4,965
Two Harbors Investment Corp. REIT 2,234 25,512
UMB Financial Corp. 2,941 331,715
United Bankshares, Inc. 6,065 251,212
United Community Banks, Inc. 5,166 162,677
United Fire Group, Inc. 972 36,022
United Security Bancshares 879 9,238
Unity Bancorp, Inc. 232 12,025
Universal Health Realty Income Trust REIT 70 2,833
Universal Insurance Holdings, Inc. 883 30,163
Univest Financial Corp. 1,236 42,345
Urban Edge Properties REIT 5,648 112,847
Valley National Bancorp 16,581 203,615
Velocity Financial, Inc. * 502 9,081
Veris Residential, Inc. REIT 3,384 63,856
Victory Capital Holdings, Inc. Class A  20,559 1,346,203
Virginia National Bankshares Corp. 282 10,772
Virtus Investment Partners, Inc. 292 39,230

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
WaFd, Inc. 3,232 $ 101,485
Walker & Dunlop, Inc. 1,464 64,972
Washington Trust Bancorp, Inc. 26,135 874,477
Waterstone Financial, Inc. 743 13,396
Webull Corp. * (Cayman)  10,960 52,608
WesBanco, Inc. 3,890 134,166
West BanCorp, Inc. 736 17,509
Westamerica BanCorp 1,016 52,984
Western New England Bancorp, Inc. 908 11,740
Westwood Holdings Group, Inc. 424 6,983
Whitestone REIT 2,058 33,237
World Acceptance Corp. * 111 14,989
WSFS Financial Corp. 79,125 5,179,523
Xenia Hotels & Resorts, Inc. REIT 3,615 53,610
80,937,518
Industrial - 26.3%
spacing
908 Devices, Inc. * 273 1,671
AAR Corp. * 1,311 143,502
Aebi Schmidt Holding AG (Switzerland)  1,597 15,507
AerSale Corp. * 1,516 9,430
AirJoule Technologies Corp. * 1,170 2,937
AIRO Group Holdings, Inc. * 4 30
Alamo Group, Inc. 322 53,120
Albany International Corp. Class A  871 45,475
Allient, Inc. 618 36,518
American Woodmark Corp. * 16,451 655,243
Apogee Enterprises, Inc. 925 31,024
Applied Optoelectronics, Inc. * 601 50,839
ArcBest Corp. 1,007 99,048
Arcosa, Inc. 1,560 165,578
Ardagh Metal Packaging SA 5,062 20,501
Ardmore Shipping Corp. (Ireland)  1,512 23,058
Arq, Inc. * 1,483 3,796
Ascent Industries Co. * 364 4,845
Aspen Aerogels, Inc. * 3,095 10,585
Astec Industries, Inc. 1,026 55,240
Astronics Corp. * 151 10,076
Atkore, Inc. 1,483 87,364
Atmus Filtration Technologies, Inc. 341 19,359
ATS Corp. * (Canada)  8,274 233,214
Avient Corp. 125,546 4,557,320
Bel Fuse, Inc. Class A  89 16,038
Bel Fuse, Inc. Class B  457 90,477
Benchmark Electronics, Inc. 90,851 5,093,107
Beta Technologies, Inc. Class A * 544 7,997
Boise Cascade Co. 1,632 123,787
Brady Corp. Class A  45,168 3,669,448
Clearwater Paper Corp. * 596 8,570
Columbus McKinnon Corp. 1,227 17,828
Concrete Pumping Holdings, Inc. * 993 7,090
Core Molding Technologies, Inc. * 471 10,550
Costamare Bulkers Holdings Ltd. * (Monaco)  384 5,940
Costamare, Inc. (Monaco)  1,968 33,259
Covenant Logistics Group, Inc. 531 14,417
CryoPort, Inc. * 1,729 14,316
CTS Corp. 1,088 51,963
DHT Holdings, Inc. 6,009 109,784
Dorian LPG Ltd. 1,634 55,883
Ducommun, Inc. * 622 75,884
Eastern Co. 247 4,999
Eastman Kodak Co. * 2,777 25,132
Energizer Holdings, Inc. 562 9,228
EnerSys 18,868 3,277,749
a Shares Value
Enpro, Inc. 828 $ 207,538
Enviri Corp. * 3,363 65,982
Firefly Aerospace, Inc. * 367 10,448
FLEX LNG Ltd. * (Norway)  1,132 33,632
Fluor Corp. * 7,184 335,134
Fortune Brands Innovations, Inc. 6,960 271,231
Forward Air Corp. * 589 9,842
Gates Industrial Corp. PLC * 222,218 5,024,349
GATX Corp. 1,477 252,183
Genco Shipping & Trading Ltd. 1,393 31,412
Gencor Industries, Inc. * 523 7,845
Gibraltar Industries, Inc. * 1,319 52,589
Granite Construction, Inc. 263 31,528
Great Lakes Dredge & Dock Corp. * 3,558 60,486
Greenbrier Cos., Inc. 1,314 69,182
Greif, Inc. Class A  1,021 68,478
Greif, Inc. Class B  252 22,060
Heartland Express, Inc. 1,962 20,405
Helios Technologies, Inc. 1,476 95,512
Hillman Solutions Corp. * 8,962 74,564
Himalaya Shipping Ltd. * (Bermuda)  1,260 16,758
Hub Group, Inc. Class A  2,661 95,902
Hyster-Yale, Inc. 539 17,523
Ichor Holdings Ltd. * 1,514 70,568
Insteel Industries, Inc. 349 11,730
International Seaways, Inc. 1,787 130,237
Intuitive Machines, Inc. * 4,669 86,657
Itron, Inc. * 1,039 93,126
Janus International Group, Inc. * 3,849 19,822
JBT Marel Corp. 1,209 154,595
JELD-WEN Holding, Inc. * 4,894 6,069
Kennametal, Inc. 3,380 122,119
Kimball Electronics, Inc. * 1,110 26,296
Knight-Swift Transportation Holdings, Inc. 32,316 1,860,755
Knowles Corp. * 3,481 89,392
L.B. Foster Co. Class A * 564 15,736
Latham Group, Inc. * 169 908
Louisiana-Pacific Corp. 15,209 1,106,455
LSB Industries, Inc. * 2,395 35,685
LSI Industries, Inc. 199 3,701
Luxfer Holdings PLC (United Kingdom)  1,166 14,202
Manitowoc Co., Inc. * 1,546 18,011
Marten Transport Ltd. 2,705 35,517
Masterbrand, Inc. * 5,747 47,758
Materion Corp. 743 107,475
Matson, Inc. 1,380 226,237
Mayville Engineering Co., Inc. * 547 9,819
Melrose Industries PLC (United Kingdom)  65,521 443,983
Mercury Systems, Inc. * 1,863 135,831
Metallus, Inc. * 1,545 25,245
MicroVision, Inc. †* 4,319 2,769
Middleby Corp. * 3,499 463,897
Mistras Group, Inc. * 435 6,429
Montrose Environmental Group, Inc. * 1,468 32,135
MSA Safety, Inc. 15,932 2,612,051
Mueller Water Products, Inc. Class A  108,548 2,983,984
Myers Industries, Inc. 1,419 30,054
NANO Nuclear Energy, Inc. * 106 2,171
National Presto Industries, Inc. 246 33,717
Navigator Holdings Ltd. 1,231 23,795
Net Power, Inc. * 1,454 2,268
NL Industries, Inc. 403 2,349
nLight, Inc. * 1,982 113,014
Nordic American Tankers Ltd. 9,493 55,629

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NWPX Infrastructure, Inc. * 438 $ 34,103
O-I Glass, Inc. * 5,185 54,494
Orion Group Holdings, Inc. * 1,369 14,922
Oshkosh Corp. 8,855 1,303,545
Outdoor Holding Co. * 4,094 8,229
Oxford Instruments PLC (United Kingdom)  47,972 1,523,898
Palladyne AI Corp. †* 1,379 8,371
PAMT Corp. * 277 2,341
Pangaea Logistics Solutions Ltd. 1,363 9,650
Park Aerospace Corp. 371 10,158
Park-Ohio Holdings Corp. 578 13,895
Perma-Fix Environmental Services, Inc. * 833 8,905
Plexus Corp. * 81 16,406
Power Solutions International, Inc. * 32 1,948
Primoris Services Corp. 153 21,885
Proficient Auto Logistics, Inc. * 1,032 6,997
Proto Labs, Inc. * 1,059 60,384
Pure Cycle Corp. * 953 9,587
QinetiQ Group PLC (United Kingdom)  676,191 4,095,857
Radiant Logistics, Inc. * 1,760 12,408
Ranpak Holdings Corp. * 2,147 7,665
Regal Rexnord Corp. 28,030 5,248,898
RXO, Inc. * 6,853 100,191
Ryerson Holding Corp. 92,991 2,090,438
Safe Bulkers, Inc. (Monaco)  2,311 14,629
Sanmina Corp. * 1,317 170,736
Scorpio Tankers, Inc. (Monaco)  2,002 149,469
Senior PLC (United Kingdom)  587,441 2,274,311
Sensata Technologies Holding PLC 7,051 248,336
SFL Corp. Ltd. (Norway)  5,423 58,514
Smith & Wesson Brands, Inc. 1,974 28,287
Southland Holdings, Inc. * 349 454
Standard BioTools, Inc. * 14,463 13,296
Standex International Corp. 102 25,996
Sturm Ruger & Co., Inc. 395 15,836
Teekay Corp. Ltd. (Bermuda)  2,372 28,962
Teekay Tankers Ltd. Class A (Canada)  1,066 78,159
Tennant Co. 797 52,921
Terex Corp. 2,860 169,026
Thermon Group Holdings, Inc. * 1,262 63,605
Tredegar Corp. * 1,261 10,025
TriMas Corp. 1,430 51,394
Trinity Industries, Inc. 1,870 60,177
TTM Technologies, Inc. * 4,570 445,209
Turtle Beach Corp. * 198 2,008
Tutor Perini Corp. 1,984 153,145
UFP Industries, Inc. 33,982 3,130,422
Universal Logistics Holdings, Inc. 289 6,109
Valmont Industries, Inc. 10,440 4,171,511
Vishay Intertechnology, Inc. 5,416 97,488
Vontier Corp. 133,430 4,732,762
Voyager Technologies, Inc. Class A * 583 13,636
Werner Enterprises, Inc. 2,141 62,967
Willis Lease Finance Corp. 121 20,601
World Kinect Corp. 2,100 48,447
Worthington Enterprises, Inc. 940 49,012
Worthington Steel, Inc. 1,448 43,947
York Space Systems, Inc. * 216 4,789
68,356,861
Technology - 5.6%
spacing
3D Systems Corp. * 6,282 11,810
8x8, Inc. * 6,580 10,923
ACI Worldwide, Inc. * 148,742 6,099,909
a Shares Value
ACM Research, Inc. Class A * 2,288 $ 90,033
Adeia, Inc. 572 13,745
Aehr Test Systems * 263 9,752
Aeluma, Inc. * 507 6,637
Alpha & Omega Semiconductor Ltd. * 1,109 24,575
Ambiq Micro, Inc. * 282 7,166
Arteris, Inc. * 1,287 21,158
ASGN, Inc. * 1,848 71,536
Asure Software, Inc. * 1,244 10,698
Axcelis Technologies, Inc. * 1,279 119,049
Bandwidth, Inc. Class A * 929 16,555
BigBear.ai Holdings, Inc. †* 15,023 52,881
Blackbaud, Inc. * 279 10,772
Blaize Holdings, Inc. * 1,012 1,842
Box, Inc. Class A * 1,409 33,309
Carlsmed, Inc. * 152 1,376
Cerence, Inc. * 1,265 7,982
CEVA, Inc. * 85 1,588
Cohu, Inc. * 28,133 861,432
Conduent, Inc. * 7,957 10,185
Consensus Cloud Solutions, Inc. * 850 20,179
Corsair Gaming, Inc. * 2,081 11,550
Cricut, Inc. Class A  2,349 8,785
CS Disco, Inc. * 347 1,326
CSG Systems International, Inc. 66 5,276
Daily Journal Corp. * 17 8,200
Definitive Healthcare Corp. * 1,691 2,080
Diebold Nixdorf, Inc. * 44 3,319
Digi International, Inc. * 1,662 80,108
Digital Turbine, Inc. * 1,544 4,447
Diodes, Inc. * 2,049 139,864
Domo, Inc. Class B * 245 750
Donnelley Financial Solutions, Inc. * 301 14,189
eGain Corp. * 214 1,688
Evolent Health, Inc. Class A * 4,460 10,169
Expensify, Inc. Class A * 1,154 1,004
Fastly, Inc. Class A * 6,300 183,078
FormFactor, Inc. * 877 85,060
GigaCloud Technology, Inc. Class A * 1,067 48,420
Grid Dynamics Holdings, Inc. * 527 3,004
Health Catalyst, Inc. * 4,212 5,349
HeartFlow, Inc. * 411 10,000
I3 Verticals, Inc. Class A * 938 20,974
Immersion Corp. 1,311 7,158
Insight Enterprises, Inc. * 853 57,160
Kulicke & Soffa Industries, Inc. (Singapore)  941 61,843
MaxLinear, Inc. * 3,165 55,039
McGraw Hill, Inc. * 364 4,987
Melexis NV (Belgium)  10,143 627,013
Mitek Systems, Inc. * 1,604 21,654
MKS, Inc. 13,570 3,118,522
N-able, Inc. * 3,477 16,238
Navan, Inc. Class A * 308 4,078
Navitas Semiconductor Corp. * 7,560 66,301
NCR Voyix Corp. * 6,336 40,107
NetScout Systems, Inc. * 3,103 98,644
Omada Health, Inc. * 444 5,581
ON24, Inc. * 1,611 13,049
OneSpan, Inc. 1,516 15,963
Onto Innovation, Inc. * 6,841 1,402,884
PAR Technology Corp. * 693 9,238
Penguin Solutions, Inc. * 2,291 40,322
Photronics, Inc. * 2,546 102,884
Pitney Bowes, Inc. 4,304 47,559

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Playstudios, Inc. * 4,364 $ 2,048
Playtika Holding Corp. 1,986 5,521
Porch Group, Inc. * 745 5,342
PubMatic, Inc. Class A * 1,715 14,029
Rackspace Technology, Inc. * 2,883 2,825
Richardson Electronics Ltd. 583 6,384
Rimini Street, Inc. * 1,871 6,137
Silvaco Group, Inc. * 340 2,407
Skillsoft Corp. * 290 1,244
Synaptics, Inc. * 1,562 109,402
Teads Holding Co. * 1,677 1,104
Telos Corp. * 2,351 9,851
TTEC Holdings, Inc. * 1,049 2,623
Ultra Clean Holdings, Inc. * 1,851 115,095
Unisys Corp. * 635 1,314
V2X, Inc. * 1,077 73,775
Veeco Instruments, Inc. * 2,647 89,627
Via Transportation, Inc. Class A * 85 1,275
Vishay Precision Group, Inc. * 550 23,881
Waystar Holding Corp. * 701 16,901
Whitefiber, Inc. * 163 1,941
Xerox Holdings Corp. 6,805 8,778
14,481,460
Utilities - 2.6%
spacing
Ameresco, Inc. Class A * 1,429 36,440
American States Water Co. 591 44,691
Avista Corp. 3,608 144,825
Black Hills Corp. 26,295 1,825,136
Brookfield Infrastructure Corp. Class A (Canada)  5,367 212,104
California Water Service Group 2,681 121,557
Chesapeake Utilities Corp. 717 90,607
Consolidated Water Co. Ltd. 485 16,063
Genie Energy Ltd. Class B  926 13,094
H2O America 1,483 87,008
Hawaiian Electric Industries, Inc. * 7,329 108,762
IDACORP, Inc. 10,625 1,519,056
MGE Energy, Inc. 823 63,610
Middlesex Water Co. 725 37,736
New Jersey Resources Corp. 4,548 249,776
Northwest Natural Holding Co. 1,836 97,712
Northwestern Energy Group, Inc. 2,761 182,060
Oklo, Inc. * 4,169 206,741
ONE Gas, Inc. 2,653 228,503
Ormat Technologies, Inc. 2,725 304,982
Otter Tail Corp. 1,616 141,836
Portland General Electric Co. 5,063 267,175
RGC Resources, Inc. 402 8,864
Southwest Gas Holdings, Inc. 3,048 264,871
Spire, Inc. 2,609 236,219
TXNM Energy, Inc. 4,434 259,212
Unitil Corp. 772 40,329
York Water Co. 500 15,225
6,824,194
Total Common Stocks
    (Cost $239,270,522) 252,945,211
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.8%
U.S. Government Agency Issues - 1.8%
Federal Home Loan Bank Discount Notes
3.696% due 04/01/26  $ 4,734,000 $ 4,733,529
Total Short-Term Investments
(Cost $4,734,000) 4,733,529
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $244,005,543) 257,681,146
Shares
SECURITIES LENDING COLLATERAL - 1.4%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 407,940 407,940
Principal
Amount
Repurchase Agreements - 1.2%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$2,041,663; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $2,082,496) $ 2,041,454 2,041,454
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$935,813; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $959,032) 934,356 934,356
2,975,810
Total Securities Lending Collateral
(Cost $3,383,750) 3,383,750
a
TOTAL INVESTMENTS - 100.3%
(Cost $247,389,293) 261,064,896
DERIVATIVES - 0.0% 2,244
OTHER ASSETS & LIABILITIES, NET - (0.3%) (830,954)
NET ASSETS - 100.0% $ 260,236,186

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $1,823 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 06/26 48 $ 600,684 $ 602,928 $ 2,244

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights* ± Ω 5,483 $ 5,483
Total Rights
    (Cost $2,522) 5,483
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $1.00 Exp 11/23/27
* ± Ω 2 –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 96.5%
Basic Materials - 1.8%
spacing
Coeur Mining, Inc. * 57,877 1,086,351
Ingevity Corp. * 53,575 3,816,147
Solstice Advanced Materials, Inc. 42,236 3,216,694
8,119,192
Communications - 1.7%
spacing
Credo Technology Group Holding Ltd. * 47,507 4,459,482
Figs, Inc. Class A * 194,681 2,875,439
7,334,921
Consumer, Cyclical - 12.6%
spacing
Black Rock Coffee Bar, Inc. Class A * 87,488 1,130,345
Boot Barn Holdings, Inc. * 23,384 3,422,482
Brinker International, Inc. * 45,360 6,476,047
Cava Group, Inc. †* 37,633 3,044,510
Dorman Products, Inc. * 28,349 2,958,502
Dutch Bros, Inc. Class A * 75,723 3,836,127
Five Below, Inc. * 26,786 6,120,065
Freshpet, Inc. * 27,312 1,610,316
Installed Building Products, Inc. 12,910 3,423,087
Kontoor Brands, Inc. 54,003 3,795,871
Life Time Group Holdings, Inc. * 170,790 4,601,083
Ollie's Bargain Outlet Holdings, Inc. * 28,129 2,588,993
OneSpaWorld Holdings Ltd. (Bahamas)  138,789 3,185,208
Shake Shack, Inc. Class A * 35,488 3,139,623
VSE Corp. 17,116 3,156,190
Watsco, Inc. 8,484 3,086,394
55,574,843
Consumer, Non-Cyclical - 24.1%
spacing
Alkermes PLC * 80,304 2,839,549
Apogee Therapeutics, Inc. †* 40,937 3,445,667
Axsome Therapeutics, Inc. * 20,705 3,499,559
BrightSpring Health Services, Inc. * 134,081 5,713,191
Centessa Pharmaceuticals PLC ADR * 42,270 1,678,964
CG oncology, Inc. * 61,078 4,133,759
Chefs' Warehouse, Inc. * 45,255 2,690,410
Cytokinetics, Inc. * 30,069 1,981,848
Definium Therapeutics, Inc. * 102,738 1,941,748
Dianthus Therapeutics, Inc. * 34,007 2,853,868
Erasca, Inc. * 130,296 2,108,189
Flywire Corp. * 265,682 3,092,539
a Shares Value
Glaukos Corp. * 38,561 $ 4,151,477
Guardant Health, Inc. * 52,693 4,867,252
Herc Holdings, Inc. 28,869 2,873,909
Ionis Pharmaceuticals, Inc. * 39,949 2,999,770
IRhythm Holdings, Inc. * 30,043 3,545,675
Kestra Medical Technologies Ltd. †* 96,241 1,918,083
Krystal Biotech, Inc. * 10,520 2,717,526
LeMaitre Vascular, Inc. 47,156 5,148,021
Ligand Pharmaceuticals, Inc. * 16,621 3,318,383
Lumexa Imaging Holdings, Inc. * 116,449 1,001,461
Madrigal Pharmaceuticals, Inc. * 9,873 5,168,219
Mineralys Therapeutics, Inc. * 80,350 2,176,682
Pennant Group, Inc. * 101,221 3,085,216
Protagonist Therapeutics, Inc. * 37,567 3,959,562
RadNet, Inc. * 87,430 4,886,463
Remitly Global, Inc. * 193,243 3,028,118
Repligen Corp. * 19,149 2,256,135
Revolution Medicines, Inc. * 32,663 3,176,477
TransMedics Group, Inc. * 28,999 2,882,791
Vita Coco Co., Inc. * 77,318 3,704,305
WaVe Life Sciences Ltd. * 99,570 721,883
Xenon Pharmaceuticals, Inc. * (Canada)  49,668 2,888,194
106,454,893
Energy - 4.9%
spacing
Archrock, Inc. 156,353 5,441,084
Kodiak Gas Services, Inc. 63,021 3,675,385
Nextpower, Inc. Class A * 63,416 7,644,799
Solaris Energy Infrastructure, Inc. 30,241 1,708,919
Solv Energy, Inc. Class A * 102,108 3,066,303
21,536,490
Financial - 5.7%
spacing
Dave, Inc. * 9,859 1,716,353
Enova International, Inc. * 28,092 3,815,737
Palomar Holdings, Inc. * 43,244 5,167,658
Piper Sandler Cos. 88,817 6,798,941
Victory Capital Holdings, Inc. Class A  45,897 3,005,336
WisdomTree, Inc. † 329,459 4,796,923
25,300,948
Industrial - 30.0%
spacing
Advanced Energy Industries, Inc. 23,339 7,531,729
Applied Optoelectronics, Inc. †* 39,295 3,323,964
Badger Meter, Inc. 33,116 5,045,223
Casella Waste Systems, Inc. Class A * 62,238 4,937,963
Centuri Holdings, Inc. * 101,441 2,963,092
CSW Industrials, Inc. 21,297 5,549,572
Dycom Industries, Inc. * 22,406 7,591,601
Enpro, Inc. 33,590 8,419,334
Fabrinet * (Thailand)  13,000 6,779,760
Federal Signal Corp. 57,615 6,230,486
Fluor Corp. * 59,744 2,787,058
Franklin Electric Co., Inc. 63,908 5,890,400
Helios Technologies, Inc. 36,727 2,376,604
Karman Holdings, Inc. †* 45,746 3,661,967
Loar Holdings, Inc. * 98,008 5,614,878
Mirion Technologies, Inc. * 122,127 2,270,341
Moog, Inc. Class A  22,552 6,599,617
MYR Group, Inc. * 26,335 7,434,897
Novanta, Inc. * 37,877 4,473,653
Plexus Corp. * 21,604 4,375,674
Primoris Services Corp. 24,100 3,447,264

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
RBC Bearings, Inc. * 12,703 $ 6,899,253
Saia, Inc. * 12,829 4,506,571
Timken Co. 37,690 3,790,483
Vontier Corp. 79,709 2,827,278
Voyager Technologies, Inc. Class A †* 79,586 1,861,517
Watts Water Technologies, Inc. Class A  18,025 5,232,477
132,422,656
Technology - 15.7%
spacing
Allegro MicroSystems, Inc. †* (Japan)  120,632 3,803,527
Ambiq Micro, Inc. * 99,116 2,518,537
Braze, Inc. Class A * 124,944 2,949,928
Camtek Ltd. †* (Israel)  32,915 4,990,243
DigitalOcean Holdings, Inc. * 91,040 7,809,411
FormFactor, Inc. * 58,426 5,666,738
Gitlab, Inc. Class A * 88,126 1,907,047
HeartFlow, Inc. * 41,820 1,017,480
Intapp, Inc. * 84,611 2,173,656
JFrog Ltd. * 76,347 3,582,965
Klaviyo, Inc. Class A * 190,264 3,702,537
Lattice Semiconductor Corp. * 83,854 7,778,297
Onto Innovation, Inc. * 22,667 4,648,322
SailPoint, Inc. * 272,445 3,607,172
ServiceTitan, Inc. Class A * 40,204 2,551,346
SiTime Corp. * 17,394 6,007,018
Tenable Holdings, Inc. * 147,836 2,500,646
Waystar Holding Corp. * 95,151 2,294,091
69,508,961
Total Common Stocks
    (Cost $427,991,359) 426,252,904
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.5%
    (Cost $427,993,881) 426,258,387
SECURITIES LENDING COLLATERAL - 4.3%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
3.520% 2,281,078 2,281,078
Principal
Amount
Repurchase Agreements - 3.8%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$11,416,379; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $11,644,707) $ 11,415,209 11,415,209
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$5,232,789; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$5,362,625) $ 5,224,647 $ 5,224,647
16,639,856
Total Securities Lending Collateral
(Cost $18,920,934) 18,920,934
a
TOTAL INVESTMENTS - 100.8%
(Cost $446,914,815) 445,179,321
OTHER ASSETS & LIABILITIES, NET - (0.8%) (3,630,262)
NET ASSETS - 100.0% $ 441,549,059

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $5,483 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Akero Therapeutics, Inc. - Contingent Value
Rights * ± Ω 18,184 $ 12,001
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 15,650 2,660
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 3,861 1,969
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 16,549
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 1,693 –
35,537
Industrial - 0.0%
M-Tron Industries, Inc., Exp 04/15/26 * 605 1,271
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 216 –
Total Rights
    (Cost $21,100) 36,808
COMMON STOCKS - 99.3%
Basic Materials - 4.4%
spacing
AdvanSix, Inc. 6,719 163,944
American Battery Technology Co. * 28,619 79,847
American Vanguard Corp. * 7,396 18,416
Balchem Corp. 8,429 1,428,547
Cabot Corp. 13,637 1,027,002
Caledonia Mining Corp. PLC (South Africa)  4,403 99,464
Calumet, Inc. * 18,297 656,862
Centrus Energy Corp. Class A †* 4,341 753,554
Century Aluminum Co. * 14,815 869,492
Chemours Co. 38,722 853,046
Codexis, Inc. * 19,155 31,223
Coeur Mining, Inc. * 265,273 4,979,174
Commercial Metals Co. 29,055 1,784,849
Compass Minerals International, Inc. * 8,143 190,139
Constellium SE * 35,479 872,074
Contango Silver & Gold, Inc. * 5,404 101,325
Critical Metals Corp. †* (Austria)  15,202 120,704
Dakota Gold Corp. * 25,376 128,149
Ecovyst, Inc. * 30,361 390,442
Encore Energy Corp. * (Canada)  47,246 85,043
Energy Fuels, Inc. †* 61,192 1,116,754
Ferroglobe PLC 31,014 127,778
Friedman Industries, Inc. 1,519 26,917
Hawkins, Inc. 5,083 780,749
HB Fuller Co. 14,007 863,952
Hecla Mining Co. 165,272 3,079,017
Idaho Strategic Resources, Inc. * 3,718 119,422
Ingevity Corp. * 9,273 660,516
Innospec, Inc. 6,512 475,506
Intrepid Potash, Inc. * 3,035 129,807
Ivanhoe Electric, Inc. * 28,672 338,903
Kaiser Aluminum Corp. 4,195 505,539
Koppers Holdings, Inc. 4,518 174,756
Kronos Worldwide, Inc. 6,400 42,048
Lifezone Metals Ltd. * (Isle of Man)  7,484 25,146
Magnera Corp. * 8,808 83,764
Mativ Holdings, Inc. 14,485 126,019
a Shares Value
Minerals Technologies, Inc. 8,358 $ 592,749
NioCorp Developments Ltd. * 31,967 142,573
Novagold Resources, Inc. * (Canada)  73,195 657,291
Oil-Dri Corp. of America 2,545 165,654
Orion SA (Germany)  15,068 97,942
Perimeter Solutions, Inc. * 36,254 885,323
Perpetua Resources Corp. * 22,656 637,087
Quaker Chemical Corp. 3,495 434,184
Rayonier Advanced Materials, Inc. * 15,751 174,364
Rogers Corp. * 4,638 497,796
Sensient Technologies Corp. 11,100 959,484
SSR Mining, Inc. * (Canada)  52,748 1,550,791
Stepan Co. 5,564 278,089
Sylvamo Corp. 8,691 367,108
Trinseo PLC 8,856 930
Tronox Holdings PLC 30,972 302,596
U.S. Antimony Corp. †* 30,385 265,261
U.S. Gold Corp. * 2,773 42,122
U.S. Lime & Minerals, Inc. 2,813 367,406
Uranium Energy Corp. * 123,440 1,666,440
USA Rare Earth, Inc. †* 47,895 724,891
Valhi, Inc. 693 9,910
Vox Royalty Corp. (Canada)  14,563 76,310
34,206,190
Communications - 4.7%
spacing
A10 Networks, Inc. 18,606 430,171
ADTRAN Holdings, Inc. * 19,302 242,819
Advantage Solutions, Inc. * 1,028 21,732
AMC Networks, Inc. Class A * 8,481 57,586
Angi, Inc. * 10,373 71,055
Anterix, Inc. * 2,730 104,259
Applied Digital Corp. †* 61,518 1,460,437
Arena Group Holdings, Inc. * 3,470 7,530
ATN International, Inc. 2,969 80,816
AudioEye, Inc. * 2,114 13,466
Aviat Networks, Inc. * 3,324 75,156
Backblaze, Inc. Class A * 13,150 45,367
BARK, Inc. * 35,153 17,808
Bed Bath & Beyond, Inc. * 17,681 82,040
BK Technologies Corp. * 718 53,584
BlackSky Technology, Inc. * 8,572 215,672
Boston Omaha Corp. Class A * 6,200 72,416
Bumble, Inc. Class A * 17,317 56,453
Cable One, Inc. * 1,343 122,495
Calix, Inc. * 15,504 759,541
Cargurus, Inc. * 20,589 701,055
Cars.com, Inc. * 13,864 112,576
Clearfield, Inc. * 3,000 79,410
Cogent Communications Holdings, Inc. † 12,994 244,807
Credo Technology Group Holding Ltd. * 41,967 3,939,442
Crexendo, Inc. * 7,007 43,233
CuriosityStream, Inc. 8,297 24,559
EchoStar Corp. Class A †* 35,259 4,127,771
Entravision Communications Corp. Class A  16,640 49,421
ePlus, Inc. 6,820 513,205
EverQuote, Inc. Class A * 7,406 114,201
EW Scripps Co. Class A * 16,290 60,599
Extreme Networks, Inc. * 35,315 532,550
Figs, Inc. Class A * 23,757 350,891
Frequency Electronics, Inc. * 1,697 75,109
fuboTV, Inc. Class A * 7,353 69,559
Gaia, Inc. * 4,240 11,745
Gambling.com Group Ltd. * (Malta)  4,536 17,600

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Getty Images Holdings, Inc. †* 28,228 $ 22,396
Globalstar, Inc. * 12,951 860,205
Gogo, Inc. * 19,526 78,494
Gray Media, Inc. 20,992 91,105
Grindr, Inc. * (Singapore)  8,944 108,133
Groupon, Inc. * 6,888 81,967
Harmonic, Inc. * 29,226 262,449
HealthStream, Inc. 5,700 118,047
Hims & Hers Health, Inc. †* 53,783 1,116,535
IDT Corp. Class B  4,336 212,898
iHeartMedia, Inc. Class A * 28,754 83,962
Inseego Corp. * 3,311 36,818
InterDigital, Inc. 6,739 2,035,178
Lands' End, Inc. * 2,561 28,786
Liberty Latin America Ltd. Class A * 12,684 109,590
Liberty Latin America Ltd. Class C * 30,088 265,376
LifeMD, Inc. * 10,237 36,956
Liquidity Services, Inc. * 6,368 194,670
Lumen Technologies, Inc. * 249,807 1,736,159
Magnite, Inc. * 36,376 432,147
MediaAlpha, Inc. Class A * 8,889 82,668
National CineMedia, Inc. 18,246 55,650
Nerdy, Inc. †* 13,576 11,081
NETGEAR, Inc. * 7,244 158,209
Newsmax, Inc. †* 11,980 62,536
Nextdoor Holdings, Inc. * 56,195 78,673
Nexxen International Ltd. * (Israel)  6,830 44,532
Ooma, Inc. * 6,486 94,371
Open Lending Corp. * 25,791 32,239
OptimizeRx Corp. * 4,522 28,398
Optimum Communications, Inc. Class A * 69,257 90,034
Phoenix Education Partners, Inc. 1,061 33,379
Powerfleet, Inc. NJ * 33,263 102,450
Preformed Line Products Co. 698 188,983
Q2 Holdings, Inc. * 16,413 776,335
QuinStreet, Inc. * 13,862 166,483
RealReal, Inc. †* 27,858 252,951
Revolve Group, Inc. * 10,257 231,911
Ribbon Communications, Inc. * 24,452 51,838
Rumble, Inc. †* 27,878 142,178
Satellogic, Inc. Class A * 18,368 99,922
Scholastic Corp. 5,746 224,439
Serve Robotics, Inc. †* 16,094 135,833
Shenandoah Telecommunications Co. 13,982 215,602
Shutterstock, Inc. † 6,364 105,706
Sinclair, Inc. 10,626 137,500
Sphere Entertainment Co. †* 7,179 842,815
Spok Holdings, Inc. 5,260 57,334
Sprinklr, Inc. Class A * 29,766 178,596
Stagwell, Inc. * 26,789 168,503
Stitch Fix, Inc. Class A * 29,147 96,477
TechTarget, Inc. * 6,091 23,633
Telephone & Data Systems, Inc. 26,153 1,101,041
Thryv Holdings, Inc. * 10,683 29,271
Travelzoo * 1,635 9,679
TripAdvisor, Inc. * 29,411 313,521
Tucows, Inc. Class A * 1,623 27,851
Uniti Group, Inc. 42,708 400,601
Upwork, Inc. †* 33,026 361,965
USA TODAY Co., Inc. * 36,624 258,199
Value Line, Inc. 334 11,787
Viasat, Inc. * 31,997 1,465,463
Viavi Solutions, Inc. * 59,997 1,996,700
Vistance Networks, Inc. * 57,270 1,042,314
a Shares Value
Vivid Seats, Inc. Class A †* 1,054 $ 6,229
Yelp, Inc. * 15,686 388,072
Ziff Davis, Inc. * 10,267 430,803
ZipRecruiter, Inc. Class A * 16,470 30,305
35,815,067
Consumer, Cyclical - 9.2%
spacing
Abercrombie & Fitch Co. Class A * 11,811 1,079,171
Academy Sports & Outdoors, Inc. 17,238 973,085
Accel Entertainment, Inc. * 12,912 140,870
Acushnet Holdings Corp. 7,119 665,484
Adient PLC * 20,875 421,884
Advance Auto Parts, Inc. † 15,644 825,221
Aeva Technologies, Inc. †* 9,963 131,113
Allegiant Travel Co. * 3,721 301,550
Alliance Laundry Holdings, Inc. †* 10,946 227,020
AMC Entertainment Holdings, Inc. Class A †* 131,571 128,940
American Eagle Outfitters, Inc. 42,056 702,335
American Outdoor Brands, Inc. * 3,149 29,412
America's Car-Mart, Inc. * 1,874 23,856
Arhaus, Inc. 13,116 88,926
Arko Corp. 16,930 94,131
Asbury Automotive Group, Inc. * 5,084 993,464
Atlanta Braves Holdings, Inc. Class A * 2,089 98,496
Atlanta Braves Holdings, Inc. Class C * 11,510 491,477
Bally's Corp. †* 2,022 19,492
Barnes & Noble Education, Inc. * 3,948 34,861
Bassett Furniture Industries, Inc. 1,893 26,786
Beazer Homes USA, Inc. * 6,699 128,889
Biglari Holdings, Inc. Class B * 210 69,214
BJ's Restaurants, Inc. * 5,038 176,834
Black Rock Coffee Bar, Inc. Class A * 4,015 51,874
Bloomin' Brands, Inc. 22,836 123,314
Blue Bird Corp. * 8,118 461,021
BlueLinx Holdings, Inc. * 1,924 104,242
Boot Barn Holdings, Inc. * 8,046 1,177,613
Brightstar Lottery PLC 26,919 342,948
Brinker International, Inc. * 11,274 1,609,589
Buckle, Inc. 8,003 403,031
Build-A-Bear Workshop, Inc. 3,148 117,893
Caleres, Inc. 8,951 94,344
Callaway Golf Co. * 34,399 477,458
Camping World Holdings, Inc. Class A  16,163 110,393
Capri Holdings Ltd. * 31,133 548,563
Carter's, Inc. 9,533 340,900
Cavco Industries, Inc. * 2,002 969,549
Central Garden & Pet Co. * 2,480 91,190
Central Garden & Pet Co. Class A * 12,337 399,966
Century Communities, Inc. 6,833 392,078
Champion Homes, Inc. * 14,544 1,081,637
Cheesecake Factory, Inc. † 12,096 662,256
Cinemark Holdings, Inc. 27,358 780,250
Citi Trends, Inc. * 1,465 63,464
Clarus Corp. 6,816 18,540
Clean Energy Fuels Corp. * 43,205 107,148
CompX International, Inc. 849 19,833
Cooper-Standard Holdings, Inc. * 4,185 116,636
Cracker Barrel Old Country Store, Inc. † 5,572 156,629
Daktronics, Inc. * 10,368 202,694
Dana, Inc. 29,429 990,286
Dauch Corp. * 57,632 341,758
Dave & Buster's Entertainment, Inc. * 7,292 78,972
Designer Brands, Inc. Class A  7,595 43,216
Dine Brands Global, Inc. 3,396 89,111

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dorman Products, Inc. * 7,217 $ 753,166
Douglas Dynamics, Inc. 5,585 235,073
Dream Finders Homes, Inc. Class A * 8,133 113,211
El Pollo Loco Holdings, Inc. * 7,038 97,547
Envela Corp. * 1,068 17,793
Ermenegildo Zegna NV (Italy)  16,401 170,898
Escalade, Inc. 2,759 47,372
Ethan Allen Interiors, Inc. 6,268 139,526
EVgo, Inc. * 35,441 60,959
EVI Industries, Inc. 1,261 25,951
Falcon's Beyond Global, Inc. Class A †* 3,554 50,111
Faraday Future Intelligent Electric, Inc. †* 44,484 12,224
First Watch Restaurant Group, Inc. * 15,902 166,653
FirstCash Holdings, Inc. 10,308 1,937,904
Flexsteel Industries, Inc. 930 41,794
Forestar Group, Inc. * 5,584 136,473
Fox Factory Holding Corp. * 10,991 180,912
Frontier Group Holdings, Inc. †* 14,836 52,371
Funko, Inc. Class A * 12,650 39,848
G-III Apparel Group Ltd. 9,267 256,696
Garrett Motion, Inc. (Switzerland)  46,062 836,947
Genesco, Inc. * 2,882 83,549
Gentherm, Inc. * 8,044 223,462
Global Business Travel Group I * 34,010 189,776
Global Industrial Co. 3,429 108,082
Gold.com, Inc. 5,059 202,765
Golden Entertainment, Inc. 5,107 136,306
Goodyear Tire & Rubber Co. * 72,481 480,549
Green Brick Partners, Inc. * 8,056 519,209
Group 1 Automotive, Inc. 3,053 1,009,413
Hamilton Beach Brands Holding Co. Class A  2,222 42,107
Haverty Furniture Cos., Inc. 3,105 65,764
Hilton Grand Vacations, Inc. * 15,877 621,108
HNI Corp. 18,148 605,962
Holley, Inc. * 19,135 58,744
Hovnanian Enterprises, Inc. Class A * 1,282 142,187
Hudson Technologies, Inc. * 10,472 61,575
Hyliion Holdings Corp. * 34,034 59,900
IMAX Corp. * 11,322 430,349
indie Semiconductor, Inc. Class A †* (China)  51,376 165,431
Inspired Entertainment, Inc. * 5,923 42,231
Installed Building Products, Inc. 6,004 1,591,961
Interface, Inc. 15,088 375,993
J Jill, Inc. 2,578 29,544
Jack in the Box, Inc. * 5,071 49,037
JAKKS Pacific, Inc. 2,233 44,481
JetBlue Airways Corp. * 75,842 335,222
Johnson Outdoors, Inc. Class A  1,483 68,974
KB Home 16,044 830,277
Kohl's Corp. 28,078 362,206
Kontoor Brands, Inc. 14,170 996,009
Krispy Kreme, Inc. 21,998 74,573
Kura Sushi USA, Inc. Class A * 1,667 116,340
La-Z-Boy, Inc. 10,485 336,988
Lakeland Industries, Inc. 2,326 19,050
LCI Industries 6,249 768,502
Leggett & Platt, Inc. 33,633 332,294
LGI Homes, Inc. * 5,427 214,529
Life Time Group Holdings, Inc. * 39,690 1,069,249
Lindblad Expeditions Holdings, Inc. * 9,738 168,467
Lionsgate Studios Corp. * 53,957 517,448
Lovesac Co. * 3,938 58,164
M/I Homes, Inc. * 6,728 823,844
Madison Square Garden Entertainment Corp. * 10,233 602,826
a Shares Value
Malibu Boats, Inc. Class A * 4,444 $ 115,188
Marcus Corp. 6,225 106,883
Marine Products Corp. 2,063 14,998
MarineMax, Inc. * 4,876 131,945
Marriott Vacations Worldwide Corp. 7,218 470,036
MasterCraft Boat Holdings, Inc. * 4,460 91,475
Meritage Homes Corp. 17,412 1,076,758
Methode Electronics, Inc. 9,201 50,790
Microvast Holdings, Inc. * 52,899 79,348
Miller Industries, Inc. 2,753 125,399
MillerKnoll, Inc. 18,378 265,746
Monarch Casino & Resort, Inc. 3,317 317,105
Motorcar Parts of America, Inc. * 3,402 37,626
Movado Group, Inc. 3,536 86,349
National Vision Holdings, Inc. * 20,229 523,931
Nu Skin Enterprises, Inc. Class A  12,165 88,561
OneSpaWorld Holdings Ltd. (Bahamas)  26,058 598,031
OneWater Marine, Inc. Class A * 2,729 25,789
OPAL Fuels, Inc. Class A * 7,394 18,633
OPENLANE, Inc. * 27,201 792,909
Oxford Industries, Inc. † 3,837 147,763
Papa John's International, Inc. 8,668 280,930
Patrick Industries, Inc. 8,480 941,874
PC Connection, Inc. 3,138 183,447
Peloton Interactive, Inc. Class A * 100,481 431,063
Petco Health & Wellness Co., Inc. * 20,560 57,157
Phinia, Inc. 9,999 684,332
Polaris, Inc. 13,890 757,005
Portillo's, Inc. Class A * 19,586 103,610
PriceSmart, Inc. 6,749 1,015,724
Pursuit Attractions & Hospitality, Inc. * 5,257 192,564
RCI Hospitality Holdings, Inc. 2,125 48,471
Red Rock Resorts, Inc. Class A  12,764 681,087
Reservoir Media, Inc. * 5,058 49,518
Resideo Technologies, Inc. * 33,319 1,123,183
Rocky Brands, Inc. 1,966 76,124
Rush Enterprises, Inc. Class A  15,825 1,046,191
Rush Enterprises, Inc. Class B  2,458 158,172
Rush Street Interactive, Inc. * 23,744 516,432
Sabre Corp. * 98,602 142,973
Sally Beauty Holdings, Inc. * 25,431 352,219
Savers Value Village, Inc. * 9,929 73,872
ScanSource, Inc. * 6,129 222,483
Shake Shack, Inc. Class A * 10,109 894,343
Shoe Carnival, Inc. 4,498 70,124
Signet Jewelers Ltd. (NYSE) 10,280 870,099
Six Flags Entertainment Corp. †* 24,543 435,638
SkyWest, Inc. * 10,611 974,408
Sleep Number Corp. * 6,003 10,775
Solid Power, Inc. * 43,772 131,316
Sonic Automotive, Inc. Class A  3,848 263,857
Sonos, Inc. * 30,794 412,640
Standard Motor Products, Inc. 5,685 197,497
Starz Entertainment Corp. * 3,343 38,445
Steven Madden Ltd. 18,346 622,296
Strattec Security Corp. * 1,025 80,298
Sun Country Airlines Holdings, Inc. * 13,794 227,877
Super Group SGHC Ltd. (Guernsey)  41,080 443,664
Superior Group of Cos., Inc. 2,245 22,809
Sweetgreen, Inc. Class A * 25,577 132,745
Taylor Morrison Home Corp. * 24,875 1,448,720
ThredUp, Inc. Class A * 29,314 96,150
Titan International, Inc. * 11,988 82,837
Titan Machinery, Inc. * 5,899 98,631

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Torrid Holdings, Inc. * 6,756 $ 12,026
Traeger, Inc. * 199 5,771
Tri Pointe Homes, Inc. * 22,222 1,038,434
UniFirst Corp. 3,803 956,797
United Parks & Resorts, Inc. * 7,350 240,051
Urban Outfitters, Inc. * 16,969 1,074,986
Victoria's Secret & Co. * 18,264 846,719
Virco Mfg. Corp. 3,128 19,143
Visteon Corp. 7,148 651,254
VSE Corp. 7,045 1,299,098
Wabash National Corp. 11,160 96,199
Warby Parker, Inc. Class A * 25,430 535,810
Webtoon Entertainment, Inc. †* (South Korea)  4,452 40,914
Weyco Group, Inc. 1,756 56,280
Winmark Corp. 752 321,518
Winnebago Industries, Inc. 7,337 227,374
Wolverine World Wide, Inc. 21,361 348,612
XPEL, Inc. * 6,585 291,452
Xperi, Inc. * 11,779 65,962
Xponential Fitness, Inc. Class A * 8,156 49,099
Zumiez, Inc. * 3,319 73,549
70,958,694
Consumer, Non-Cyclical - 22.3%
spacing
10X Genomics, Inc. Class A * 29,352 623,143
4D Molecular Therapeutics, Inc. * 11,823 110,072
Aardvark Therapeutics, Inc. * 3,229 12,173
Abeona Therapeutics, Inc. * 11,637 52,134
ABM Industries, Inc. 15,676 603,840
Absci Corp. * 37,253 111,759
Acacia Research Corp. * 9,931 47,768
ACADIA Pharmaceuticals, Inc. * 33,198 738,987
Accendra Health, Inc. * 19,798 45,139
ACCO Brands Corp. 22,859 68,577
Accuray, Inc. * 25,115 9,747
Aclaris Therapeutics, Inc. * 23,241 87,154
Acme United Corp. 854 38,353
Actuate Therapeutics, Inc. * 3,285 9,001
AdaptHealth Corp. * 26,847 319,479
Adaptive Biotechnologies Corp. * 38,174 529,855
ADC Therapeutics SA * (Switzerland)  26,855 100,706
Addus HomeCare Corp. * 4,642 434,723
ADMA Biologics, Inc. * 60,259 542,934
agilon health, Inc. * 3,190 25,233
Agios Pharmaceuticals, Inc. * 14,768 499,601
AirSculpt Technologies, Inc. * 2,943 8,329
Akebia Therapeutics, Inc. * 66,987 93,112
Aktis Oncology, Inc. * 5,296 94,745
Alarm.com Holdings, Inc. * 12,203 527,048
Aldeyra Therapeutics, Inc. * 16,655 28,147
Alector, Inc. * 18,776 40,368
Alico, Inc. 1,535 63,334
Alight, Inc. Class A  114,312 66,610
Alignment Healthcare, Inc. * 50,639 892,259
Alkermes PLC * 42,556 1,504,780
Allogene Therapeutics, Inc. * 37,547 91,615
Alpha Teknova, Inc. * 3,752 10,843
Alphatec Holdings, Inc. * 29,827 324,518
Alta Equipment Group, Inc. 5,874 31,543
Altimmune, Inc. * 33,857 104,280
Alumis, Inc. * 17,882 393,940
American Public Education, Inc. * 4,412 250,955
Amicus Therapeutics, Inc. * 76,944 1,112,610
AMN Healthcare Services, Inc. * 9,994 183,290
a Shares Value
Amneal Pharmaceuticals, Inc. * 39,690 $ 493,347
Amphastar Pharmaceuticals, Inc. * 9,203 180,287
Amylyx Pharmaceuticals, Inc. * 22,935 318,797
AnaptysBio, Inc. * 4,678 259,442
Anavex Life Sciences Corp. †* 22,357 68,636
Andersons, Inc. 8,361 600,153
AngioDynamics, Inc. * 10,544 119,885
ANI Pharmaceuticals, Inc. * 4,875 374,888
Anika Therapeutics, Inc. * 3,621 52,505
Annexon, Inc. * 34,476 190,997
Anteris Technologies Global Corp. * 20,740 115,107
Apogee Therapeutics, Inc. †* 11,552 972,332
Aquestive Therapeutics, Inc. * 27,324 113,395
Arbutus Biopharma Corp. * 39,983 179,924
Arcellx, Inc. * 9,981 1,146,018
Arcturus Therapeutics Holdings, Inc. * 6,940 53,577
Arcus Biosciences, Inc. * 21,450 463,320
Arcutis Biotherapeutics, Inc. * 28,855 679,824
Ardelyx, Inc. * 62,053 371,697
Ardent Health, Inc. * 5,836 49,956
Arlo Technologies, Inc. * 26,702 379,969
ArriVent Biopharma, Inc. * 8,555 197,364
Arrowhead Pharmaceuticals, Inc. * 35,200 2,207,040
ARS Pharmaceuticals, Inc. †* 14,629 117,471
Artivion, Inc. * 11,434 418,713
Arvinas, Inc. * 14,640 155,184
Astrana Health, Inc. * 10,608 260,108
Atea Pharmaceuticals, Inc. * 17,888 96,237
AtriCure, Inc. * 12,340 352,060
Atrium Therapeutics, Inc. * 3,034 40,565
aTyr Pharma, Inc. †* 23,206 18,101
Aura Biosciences, Inc. * 10,831 72,459
Aurinia Pharmaceuticals, Inc. * (Canada)  31,447 466,045
Avanos Medical, Inc. * 11,711 164,071
Aveanna Healthcare Holdings, Inc. * 14,383 92,627
Avita Medical, Inc. †* 2,979 11,022
Axogen, Inc. * 12,572 416,510
Axsome Therapeutics, Inc. * 10,735 1,814,430
Azenta, Inc. * 10,901 230,338
B&G Foods, Inc. 18,936 91,082
Barrett Business Services, Inc. 6,389 186,431
Beam Therapeutics, Inc. †* 24,515 584,192
Beauty Health Co. * 34,148 30,392
Benitec Biopharma, Inc. * (Australia)  5,664 60,322
Beta Bionics, Inc. * 9,995 100,150
Beyond Meat, Inc. †* 96,019 67,367
Bicara Therapeutics, Inc. * 7,811 155,361
BioAge Labs, Inc. * 7,902 138,206
BioCryst Pharmaceuticals, Inc. * 59,211 563,689
Biohaven Ltd. * 30,627 259,104
BioLife Solutions, Inc. * 11,434 218,161
Biote Corp. Class A * 4,600 6,210
Bioventus, Inc. Class A * 12,300 112,299
BRC, Inc. Class A †* 28,620 22,215
Bridgebio Pharma, Inc. * 41,267 3,064,487
Bright Minds Biosciences, Inc. * (Canada)  1,823 133,024
BrightSpring Health Services, Inc. * 33,816 1,440,900
BrightView Holdings, Inc. * 18,838 222,100
Brink's Co. 10,797 1,118,893
Brookdale Senior Living, Inc. * 60,671 829,979
Butterfly Network, Inc. * 51,172 206,735
Cadiz, Inc. * 16,945 83,200
Cal-Maine Foods, Inc. 11,327 896,532
Calavo Growers, Inc. 4,082 105,275

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Candel Therapeutics, Inc. †* 10,436 $ 51,136
Capricor Therapeutics, Inc. * 11,395 346,408
CapsoVision, Inc. †* 7,030 51,249
Cardiff Oncology, Inc. †* 16,697 27,049
CareDx, Inc. * 13,427 233,093
Carriage Services, Inc. 3,508 160,175
Cartesian Therapeutics, Inc. * 2,120 13,038
Cass Information Systems, Inc. 3,103 136,594
Castle Biosciences, Inc. * 7,422 182,210
Catalyst Pharmaceuticals, Inc. * 29,991 742,577
CBIZ, Inc. * 13,132 352,594
Celcuity, Inc. * 9,129 1,041,984
Celldex Therapeutics, Inc. * 16,875 535,275
Ceribell, Inc. * 6,547 120,007
Cerus Corp. * 46,095 83,893
CG oncology, Inc. * 15,395 1,041,934
Chaince Digital Holdings, Inc. †* (China)  8,415 33,492
Chefs' Warehouse, Inc. * 9,362 556,571
Cimpress PLC * (Ireland)  4,429 323,317
ClearPoint Neuro, Inc. * 6,939 63,145
Clover Health Investments Corp. †* 107,792 189,714
Cogent Biosciences, Inc. * 37,225 1,432,790
Coherus Oncology, Inc. * 26,989 45,611
Collegium Pharmaceutical, Inc. * 8,008 264,825
Community Health Systems, Inc. * 37,728 110,920
Compass Therapeutics, Inc. * 33,831 178,966
Concentra Group Holdings Parent, Inc. 30,132 646,331
CONMED Corp. 7,900 279,344
CoreCivic, Inc. * 26,766 506,145
CorMedix, Inc. †* 18,072 122,709
CorVel Corp. * 7,410 404,957
Corvus Pharmaceuticals, Inc. * 16,788 245,608
Coursera, Inc. * 35,632 207,378
Covista, Inc. * 8,889 1,024,457
CPI Card Group, Inc. * 1,785 25,900
CRA International, Inc. 1,642 265,807
Crinetics Pharmaceuticals, Inc. * 25,576 928,920
CRISPR Therapeutics AG †* (Switzerland)  23,772 1,130,834
Cross Country Healthcare, Inc. * 8,026 75,444
Cullinan Therapeutics, Inc. * 13,414 190,613
Custom Truck One Source, Inc. * 15,914 104,555
CVRx, Inc. * 2,625 24,832
Cytek Biosciences, Inc. * 31,619 138,175
Cytokinetics, Inc. †* 31,141 2,052,503
Day One Biopharmaceuticals, Inc. * 19,947 427,664
Definium Therapeutics, Inc. * 25,791 487,450
Delcath Systems, Inc. * 8,023 74,453
Deluxe Corp. 11,751 323,623
Denali Therapeutics, Inc. * 37,085 712,032
Design Therapeutics, Inc. * 7,542 80,247
DiaMedica Therapeutics, Inc. * 9,440 63,909
Dianthus Therapeutics, Inc. * 9,341 783,897
Disc Medicine, Inc. * 7,168 458,322
Distribution Solutions Group, Inc. * 2,532 66,440
DocGo, Inc. * 24,785 15,592
Dole PLC 17,593 251,404
Driven Brands Holdings, Inc. * 15,705 198,040
Dyne Therapeutics, Inc. * 34,724 629,546
Edgewell Personal Care Co. 12,194 260,220
Edgewise Therapeutics, Inc. * 17,518 551,817
Editas Medicine, Inc. * 27,860 68,814
Electromed, Inc. * 1,789 41,880
Eledon Pharmaceuticals, Inc. * 15,151 46,665
Embecta Corp. 15,185 134,235
a Shares Value
Emerald Holding, Inc. † 3,581 $ 16,150
Emergent BioSolutions, Inc. * 14,702 122,027
Enanta Pharmaceuticals, Inc. * 7,120 89,926
Enhabit, Inc. * 12,830 180,775
Enliven Therapeutics, Inc. * 10,363 406,230
Ennis, Inc. 6,192 132,633
Enovis Corp. * 14,508 330,057
Ensign Group, Inc. 14,593 2,940,490
Entrada Therapeutics, Inc. * 8,152 102,878
Erasca, Inc. * 49,440 799,939
Esperion Therapeutics, Inc. †* 60,012 164,433
Eton Pharmaceuticals, Inc. * 6,841 168,836
European Wax Center, Inc. Class A * 8,084 46,726
EVERTEC, Inc. 16,747 472,600
Evolus, Inc. †* 14,450 59,389
Evommune, Inc. †* 2,755 63,337
EyePoint, Inc. * 19,457 250,801
Fate Therapeutics, Inc. * 30,002 36,002
Fennec Pharmaceuticals, Inc. * (Canada)  8,270 50,860
First Advantage Corp. * 21,112 248,277
FitLife Brands, Inc. * 1,883 26,739
Flywire Corp. * 30,693 357,267
Foghorn Therapeutics, Inc. * 10,810 51,672
Forafric Global PLC * (Gibraltar)  571 5,510
Forrester Research, Inc. * 3,244 18,361
Fortrea Holdings, Inc. * 24,419 230,027
Franklin Covey Co. * 3,006 47,465
Fresh Del Monte Produce, Inc. 8,468 340,922
FTAI Infrastructure, Inc. 30,015 148,274
Fulcrum Therapeutics, Inc. * 15,594 119,606
Fulgent Genetics, Inc. * 5,108 81,217
GeneDx Holdings Corp. * 4,851 311,531
GEO Group, Inc. * 35,258 592,687
Geron Corp. * 143,109 213,232
Ginkgo Bioworks Holdings, Inc. * 10,349 63,439
Glaukos Corp. * 14,629 1,574,958
Gossamer Bio, Inc. †* 49,616 16,299
GPGI, Inc. † 46,370 792,927
Graham Holdings Co. Class B  828 875,411
GRAIL, Inc. * 9,074 468,944
Green Dot Corp. Class A * 13,614 152,749
Greenwich Lifesciences, Inc. †* 1,743 41,867
Grocery Outlet Holding Corp. * 25,238 177,928
Guardant Health, Inc. * 32,274 2,981,149
Guardian Pharmacy Services, Inc. Class A * 5,784 217,825
Gyre Therapeutics, Inc. * 4,945 34,467
Hackett Group, Inc. 6,475 84,240
Haemonetics Corp. * 12,211 688,212
Hain Celestial Group, Inc. * 22,708 15,846
Harmony Biosciences Holdings, Inc. * 11,083 310,435
Harrow, Inc. * 8,140 287,016
Healthcare Services Group, Inc. * 18,133 336,367
HealthEquity, Inc. * 21,931 1,832,774
Helen of Troy Ltd. * 5,966 86,030
Herbalife Ltd. * 26,931 396,424
Herc Holdings, Inc. 8,564 852,546
Heron Therapeutics, Inc. * 40,509 32,411
Hertz Global Holdings, Inc. †* 28,829 132,902
HF Foods Group, Inc. * 10,129 18,739
HireQuest, Inc. 1,321 13,184
Honest Co., Inc. * 25,018 73,553
Humacyte, Inc. †* 33,224 20,157
Huron Consulting Group, Inc. * 4,516 575,745
ICF International, Inc. 4,655 303,925

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
ICU Medical, Inc. * 6,277 $ 810,675
Ideaya Biosciences, Inc. * 22,095 736,205
ImmunityBio, Inc. †* 76,615 587,637
Immunome, Inc. †* 26,595 581,633
Immunovant, Inc. * 21,227 527,279
Indivior Pharmaceuticals, Inc. * 31,412 957,438
Information Services Group, Inc. 9,851 37,828
Ingles Markets, Inc. Class A  3,825 343,829
Inhibikase Therapeutics, Inc. * 27,600 46,368
Inhibrx Biosciences, Inc. †* 2,271 152,679
Innovage Holding Corp. * 5,223 41,888
Innoviva, Inc. * 19,415 452,370
Inogen, Inc. * 6,640 41,035
Insperity, Inc. 9,575 258,908
Integer Holdings Corp. * 8,988 790,944
Integra LifeSciences Holdings Corp. * 17,747 167,177
Intellia Therapeutics, Inc. * 28,973 371,434
Interparfums, Inc. 4,657 423,042
Iovance Biotherapeutics, Inc. †* 87,812 308,220
iRadimed Corp. 2,092 201,376
IRhythm Holdings, Inc. * 8,370 987,827
Ironwood Pharmaceuticals, Inc. * 43,149 151,453
Ispire Technology, Inc. * 5,028 9,252
J&J Snack Foods Corp. 3,917 310,501
Jade Biosciences, Inc. 8,397 117,978
Janux Therapeutics, Inc. * 10,467 145,491
John B Sanfilippo & Son, Inc. 1,998 158,501
John Wiley & Sons, Inc. Class A  10,593 403,593
Joint Corp. * 3,809 33,710
Journey Medical Corp. * 6,144 28,815
KalVista Pharmaceuticals, Inc. * 10,599 213,358
Kelly Services, Inc. Class A  8,102 71,703
Keros Therapeutics, Inc. * 7,546 83,308
Kestra Medical Technologies Ltd. * 6,916 137,836
Kforce, Inc. 4,861 142,136
KinderCare Learning Cos., Inc. * 7,293 16,045
Kodiak Sciences, Inc. * 9,917 378,036
Korn Ferry 13,699 862,352
Korro Bio, Inc. * 1,808 20,467
KORU Medical Systems, Inc. * 10,668 46,086
Krystal Biotech, Inc. * 6,412 1,656,348
Kura Oncology, Inc. * 21,852 177,657
Kymera Therapeutics, Inc. * 14,960 1,246,018
Lantheus Holdings, Inc. * 17,000 1,289,450
Larimar Therapeutics, Inc. * 12,506 56,277
Laureate Education, Inc. * 32,969 1,148,640
LB Pharmaceuticals, Inc. * 4,917 121,253
Legalzoom.com, Inc. * 34,546 195,876
Legence Corp. Class A * 9,853 556,300
LeMaitre Vascular, Inc. 5,477 597,924
LENSAR, Inc. * 2,555 15,228
LENZ Therapeutics, Inc. * 4,211 38,531
Lexeo Therapeutics, Inc. * 16,263 93,350
Lifecore Biomedical, Inc. * 6,103 22,703
LifeStance Health Group, Inc. * 42,677 271,852
Lifevantage Corp. † 2,826 12,208
Lifeway Foods, Inc. * 1,536 29,706
Ligand Pharmaceuticals, Inc. * 5,110 1,020,212
Limoneira Co. 4,181 56,109
Lincoln Educational Services Corp. * 7,928 322,511
Liquidia Corp. * 16,880 637,051
LivaNova PLC * 14,068 894,162
Lucid Diagnostics, Inc. * 17,049 19,606
Lumexa Imaging Holdings, Inc. * 6,414 55,160
a Shares Value
Madrigal Pharmaceuticals, Inc. * 4,448 $ 2,328,395
Mama's Creations, Inc. * 9,408 144,319
MannKind Corp. * 80,454 197,112
MapLight Therapeutics, Inc. †* 5,538 112,588
Maravai LifeSciences Holdings, Inc. Class A * 28,705 81,235
MarketWise, Inc. 678 12,692
Marqeta, Inc. Class A * 94,774 386,678
Marzetti Co. 5,220 722,083
Matthews International Corp. Class A  7,785 201,009
MaxCyte, Inc. * 24,643 17,312
Maze Therapeutics, Inc. * 6,896 205,846
MBX Biosciences, Inc. * 7,349 219,368
Medifast, Inc. * 3,048 31,059
MediWound Ltd. * (Israel)  2,297 37,005
MeiraGTx Holdings PLC * 12,567 108,830
Merit Medical Systems, Inc. * 15,316 1,055,732
MGP Ingredients, Inc. 3,686 67,786
MiMedx Group, Inc. * 30,988 122,403
Mineralys Therapeutics, Inc. * 12,076 327,139
Mirum Pharmaceuticals, Inc. * 10,916 1,008,420
Mission Produce, Inc. * 11,037 151,869
Mister Car Wash, Inc. * 27,284 190,169
Monopar Therapeutics, Inc. †* 1,184 64,871
Monro, Inc. 7,748 124,278
Monte Rosa Therapeutics, Inc. * 15,804 259,976
Myomo, Inc. * 8,569 5,789
Myriad Genetics, Inc. * 23,291 104,809
Nano-X Imaging Ltd. †* (Israel)  17,850 40,520
Nathan's Famous, Inc. 756 76,152
National Beverage Corp. * 5,815 195,675
National HealthCare Corp. 3,317 529,725
National Research Corp. 3,601 61,145
Natural Grocers by Vitamin Cottage, Inc. 3,450 89,182
Nature's Sunshine Products, Inc. * 4,482 107,523
Neogen Corp. * 56,057 520,770
NeoGenomics, Inc. * 33,308 247,145
Neurogene, Inc. * 3,044 61,367
Neuronetics, Inc. * 9,669 14,020
NeuroPace, Inc. * 6,456 84,896
Niagen Bioscience, Inc. * 13,975 61,630
Nkarta, Inc. * 15,785 33,306
Novavax, Inc. †* 39,582 322,197
Novocure Ltd. * 27,155 295,989
NPK International, Inc. * 21,427 310,477
Nurix Therapeutics, Inc. * 25,836 400,458
Nuvalent, Inc. Class A * 12,940 1,325,703
Nuvation Bio, Inc. †* 62,423 267,795
Nuvectis Pharma, Inc. * 3,273 25,300
Ocular Therapeutix, Inc. * 48,026 406,780
Olaplex Holdings, Inc. †* 41,466 84,176
Olema Pharmaceuticals, Inc. * 18,212 271,541
Omeros Corp. †* 16,956 179,055
OmniAb, Inc. * 25,109 39,421
Omnicell, Inc. * 11,371 379,564
Oncology Institute, Inc. * 18,056 55,432
OPKO Health, Inc. * 98,924 112,773
Option Care Health, Inc. * 41,143 1,107,570
OraSure Technologies, Inc. * 20,519 61,557
Organogenesis Holdings, Inc. * 22,604 53,571
ORIC Pharmaceuticals, Inc. * 17,948 227,401
Orthofix Medical, Inc. * 10,313 118,290
OrthoPediatrics Corp. * 4,047 64,226
Oruka Therapeutics, Inc. * 9,945 487,802
Oscar Health, Inc. Class A * 53,187 610,055

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Outset Medical, Inc. * 4,703 $ 18,060
Pacific Biosciences of California, Inc. * 70,790 93,443
Pacira BioSciences, Inc. * 10,587 239,266
PACS Group, Inc. * 11,791 378,727
Palvella Therapeutics, Inc. * 2,030 253,039
Payoneer Global, Inc. * 74,402 359,362
Paysafe Ltd. * 9,404 64,041
Pediatrix Medical Group, Inc. * 22,126 473,275
Pennant Group, Inc. * 9,032 275,295
Perdoceo Education Corp. 16,566 616,421
Personalis, Inc. * 13,355 85,071
Perspective Therapeutics, Inc. * 15,790 65,844
Phathom Pharmaceuticals, Inc. * 12,826 142,497
Phibro Animal Health Corp. Class A  5,264 291,152
Praxis Precision Medicines, Inc. * 6,713 2,162,861
Precigen, Inc. * 46,255 179,007
Prestige Consumer Healthcare, Inc. * 12,484 739,927
Prime Medicine, Inc. * 25,495 88,723
Priority Technology Holdings, Inc. * 6,911 32,620
Privia Health Group, Inc. * 29,707 611,073
PROCEPT BioRobotics Corp. * 14,005 350,265
PROG Holdings, Inc. 10,464 300,212
Progyny, Inc. * 19,693 334,387
Protagonist Therapeutics, Inc. * 15,011 1,582,159
Protalix BioTherapeutics, Inc. * 18,218 39,533
Protara Therapeutics, Inc. * 13,318 69,387
Prothena Corp. PLC * (Ireland)  10,739 104,383
PTC Therapeutics, Inc. * 20,328 1,384,947
Public Policy Holding Co., Inc. †* ~ 1,757 22,982
Pulmonx Corp. * 10,089 13,015
Pulse Biosciences, Inc. †* 4,917 106,158
Puma Biotechnology, Inc. * 12,338 78,840
Quad/Graphics, Inc. 7,133 47,149
Quanex Building Products Corp. 12,562 225,739
Quanterix Corp. * 11,919 41,955
Quantum-Si, Inc. †* 56,093 43,416
QuidelOrtho Corp. * 18,209 299,174
RadNet, Inc. * 17,888 999,760
Rapport Therapeutics, Inc. * 7,338 229,606
RCM Technologies, Inc. * 1,250 23,925
Recursion Pharmaceuticals, Inc. Class A †* 119,296 366,239
REGENXBIO, Inc. * 13,433 112,569
Relay Therapeutics, Inc. * 36,689 365,056
Remitly Global, Inc. * 44,163 692,034
Repay Holdings Corp. * 20,224 52,582
Replimune Group, Inc. * 17,578 134,472
Resources Connection, Inc. 9,146 34,115
Rezolute, Inc. * 20,410 62,250
Rhythm Pharmaceuticals, Inc. * 13,856 1,205,056
Rigel Pharmaceuticals, Inc. * 4,675 126,412
Rocket Pharmaceuticals, Inc. * 21,789 78,005
RxSight, Inc. * 9,397 57,886
Sana Biotechnology, Inc. †* 42,698 122,970
Sanara Medtech, Inc. * 878 15,084
SANUWAVE Health, Inc. * 1,845 31,900
Savara, Inc. * 36,789 200,868
SBC Medical Group Holdings, Inc. †* 5,431 22,702
Scholar Rock Holding Corp. * 22,696 1,115,735
Select Medical Holdings Corp. 27,771 452,390
SELLAS Life Sciences Group, Inc. †* 44,976 190,248
Seneca Foods Corp. Class A * 1,253 189,353
Septerna, Inc. * 6,023 144,733
Sezzle, Inc. * 4,219 267,021
Shoulder Innovations, Inc. * 2,915 42,355
a Shares Value
SI-BONE, Inc. * 9,592 $ 121,147
SIGA Technologies, Inc. 10,492 56,132
Simply Good Foods Co. * 22,429 321,856
Sionna Therapeutics, Inc. * 4,148 166,293
Soleno Therapeutics, Inc. * 13,122 439,325
Solesence, Inc. * 4,704 4,462
Solid Biosciences, Inc. * 13,941 100,375
Sonida Senior Living, Inc. * 1,196 38,571
SoundThinking, Inc. * 1,667 11,036
Spectrum Brands Holdings, Inc. 5,796 427,165
Spire Global, Inc. †* 7,267 91,419
Spyre Therapeutics, Inc. †* 17,971 906,457
STAAR Surgical Co. * 8,949 167,346
Stereotaxis, Inc. * 16,233 29,869
Stoke Therapeutics, Inc. * 12,778 416,052
StoneCo Ltd. Class A †* (Brazil)  66,269 935,718
Strata Critical Medical, Inc. * 20,884 87,295
Strategic Education, Inc. 6,136 509,043
Stride, Inc. * 10,897 960,788
SunOpta, Inc. * (Canada)  23,974 155,352
Supernus Pharmaceuticals, Inc. * 14,408 744,750
Surgery Partners, Inc. * 20,013 238,555
Syndax Pharmaceuticals, Inc. * 21,981 513,476
Tactile Systems Technology, Inc. * 5,703 149,019
Tandem Diabetes Care, Inc. * 17,961 344,312
Tango Therapeutics, Inc. †* 28,965 605,948
Target Hospitality Corp. * 8,030 74,518
Tarsus Pharmaceuticals, Inc. * 10,415 730,612
Taysha Gene Therapies, Inc. * 55,590 248,487
Tectonic Therapeutic, Inc. * 2,888 89,268
Tejon Ranch Co. * 5,981 112,682
Teladoc Health, Inc. * 47,144 256,935
Terns Pharmaceuticals, Inc. * 24,938 1,314,731
Tevogen Bio Holdings, Inc. * 155 701
TG Therapeutics, Inc. * 38,054 1,264,154
Theravance Biopharma, Inc. * 10,668 173,142
Third Harmonic Bio, Inc. * ± Ω 5,379 –
TIC Solutions, Inc. * 53,687 353,260
Tonix Pharmaceuticals Holding Corp. †* 3,255 44,756
Tootsie Roll Industries, Inc. 4,688 200,251
Transcat, Inc. * 2,486 182,597
TransMedics Group, Inc. * 8,658 860,692
Travere Therapeutics, Inc. * 21,294 632,645
Treace Medical Concepts, Inc. * 13,365 17,909
Trevi Therapeutics, Inc. * 25,191 300,529
TriNet Group, Inc. 7,695 280,329
TriSalus Life Sciences, Inc. * 7,684 30,736
TrueBlue, Inc. * 7,218 28,222
TuHURA Biosciences, Inc. †* (Canada)  8,605 15,403
Turning Point Brands, Inc. 4,785 415,290
Tvardi Therapeutics, Inc. * 900 2,862
Twist Bioscience Corp. †* 15,811 751,339
Tyra Biosciences, Inc. * 6,615 253,354
U.S. Physical Therapy, Inc. 3,905 292,719
Udemy, Inc. * 24,572 113,523
UFP Technologies, Inc. * 1,997 386,619
United Natural Foods, Inc. * 15,579 701,990
Universal Corp. 6,342 334,223
Universal Technical Institute, Inc. * 12,004 433,344
Upbound Group, Inc. 14,079 254,126
Upstream Bio, Inc. * 8,389 75,501
UroGen Pharma Ltd. †* 10,566 189,977
USANA Health Sciences, Inc. * 2,847 49,737
USCB Financial Holdings, Inc. 2,558 47,425

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Utah Medical Products, Inc. 633 $ 39,240
Utz Brands, Inc. 19,269 152,610
Vanda Pharmaceuticals, Inc. * 13,207 91,260
Varex Imaging Corp. * 10,558 112,020
Vaxcyte, Inc. * 32,131 1,867,132
Vera Therapeutics, Inc. * 16,101 647,743
Veracyte, Inc. * 20,284 653,348
Verastem, Inc. * 16,560 87,768
Vericel Corp. * 12,816 412,291
Verra Mobility Corp. * 42,267 603,995
Vestis Corp. * 24,028 188,860
Viemed Healthcare, Inc. * 8,103 74,629
Village Super Market, Inc. Class A  2,310 97,551
Vir Biotechnology, Inc. * 23,174 207,639
Viridian Therapeutics, Inc. * 21,453 419,621
Vita Coco Co., Inc. * 12,308 589,676
Vital Farms, Inc. * 9,165 129,410
Voyager Therapeutics, Inc. * 10,557 40,750
Waldencast PLC Class A * 12,691 12,053
WaVe Life Sciences Ltd. * 36,436 264,161
WD-40 Co. 3,469 707,468
Weis Markets, Inc. 3,394 232,116
Westrock Coffee Co. †* 9,330 39,652
Willdan Group, Inc. * 3,642 278,832
Xencor, Inc. * 18,192 219,396
Xenon Pharmaceuticals, Inc. * (Canada)  22,468 1,306,514
Xeris Biopharma Holdings, Inc. * 40,057 232,331
XOMA Royalty Corp. * 2,529 79,335
Zenas Biopharma, Inc. * 6,177 120,760
Zevia PBC Class A * 17,407 20,366
Zevra Therapeutics, Inc. * 13,714 127,814
Zymeworks, Inc. * 12,782 320,061
171,189,073
Energy - 6.8%
spacing
Alpha Metallurgical Resources, Inc. * 2,996 614,989
Archrock, Inc. 44,829 1,560,049
Array Technologies, Inc. †* 40,072 289,721
ASP Isotopes, Inc. †* 29,758 131,530
Atlas Energy Solutions, Inc. 20,740 272,109
BKV Corp. * (Thailand)  6,617 188,717
Borr Drilling Ltd. * (Mexico)  73,172 422,202
Bristow Group, Inc. 7,594 356,083
California Resources Corp. 19,086 1,321,133
CNX Resources Corp. * 35,760 1,378,548
Comstock Resources, Inc. * 18,808 396,473
Core Laboratories, Inc. 12,199 204,821
Core Natural Resources, Inc. 13,175 1,379,818
Crescent Energy Co. Class A  66,859 902,597
CVR Energy, Inc. * 8,260 277,949
Delek U.S. Holdings, Inc. 15,365 692,501
Diversified Energy Co. 16,511 287,952
DMC Global, Inc. * 5,294 27,582
DNOW, Inc. * 48,417 576,646
Empire Petroleum Corp. * 3,413 10,103
Eos Energy Enterprises, Inc. †* 81,193 402,717
Epsilon Energy Ltd. 4,239 26,112
Evolution Petroleum Corp. 7,880 36,090
Excelerate Energy, Inc. Class A  6,263 209,309
Expro Group Holdings NV * 21,412 372,783
Flotek Industries, Inc. * 3,853 65,385
Flowco Holdings, Inc. Class A  5,630 115,978
Fluence Energy, Inc. * 18,661 256,775
Forum Energy Technologies, Inc. * 2,626 154,041
a Shares Value
FutureFuel Corp. 7,097 $ 27,323
Gevo, Inc. * 59,860 163,418
Golar LNG Ltd. †(Cameroon)  25,148 1,360,758
Granite Ridge Resources, Inc. 14,859 87,222
Green Plains, Inc. * 18,210 299,555
Gulfport Energy Corp. * 4,194 887,325
Hallador Energy Co. * 8,305 135,205
Helix Energy Solutions Group, Inc. * 37,587 371,735
Helmerich & Payne, Inc. 25,746 927,628
HighPeak Energy, Inc. † 6,100 42,090
Infinity Natural Resources, Inc. Class A * 3,983 70,141
Innovex International, Inc. * 9,727 237,242
Kinetik Holdings, Inc. † 12,177 589,489
Kodiak Gas Services, Inc. 21,694 1,265,194
Kolibri Global Energy, Inc. * (Canada)  9,189 50,448
Kosmos Energy Ltd. †* (Ghana)  119,136 331,198
Liberty Energy, Inc. 40,759 1,173,859
Magnolia Oil & Gas Corp. Class A  47,191 1,489,820
Mammoth Energy Services, Inc. * 5,587 13,688
Matrix Service Co. * 7,719 88,614
Montauk Renewables, Inc. * 18,769 21,584
Murphy Oil Corp. 35,069 1,446,596
Nabors Industries Ltd. * 3,764 323,930
NACCO Industries, Inc. Class A  1,080 56,128
National Energy Services Reunited Corp. * 17,509 375,918
Natural Gas Services Group, Inc. 2,923 110,314
New Fortress Energy, Inc. †* 45,200 26,668
NextDecade Corp. †* 45,471 348,308
NextNRG, Inc. * 6,719 2,688
Nextpower, Inc. Class A * 37,939 4,573,546
Noble Corp. PLC † 32,989 1,618,770
Northern Oil & Gas, Inc. 24,889 727,505
Oceaneering International, Inc. * 25,488 904,059
Oil States International, Inc. * 14,476 168,501
Par Pacific Holdings, Inc. * 12,893 807,618
Patterson-UTI Energy, Inc. 89,423 968,451
PBF Energy, Inc. Class A  21,753 1,035,878
Peabody Energy Corp. 32,162 1,059,738
Plug Power, Inc. †* 344,549 778,681
Prairie Operating Co. * 8,052 16,346
PrimeEnergy Resources Corp. * 145 33,763
ProFrac Holding Corp. Class A * 8,310 51,522
ProPetro Holding Corp. * 25,490 367,311
Ramaco Resources, Inc. Class A * 10,609 164,015
Ranger Energy Services, Inc. Class A  5,945 101,897
REX American Resources Corp. * 7,432 338,676
Riley Exploration Permian, Inc. 4,151 151,304
RPC, Inc. 22,984 162,727
Sable Offshore Corp. †* 32,435 535,826
SandRidge Energy, Inc. 8,139 132,747
SEACOR Marine Holdings, Inc. * 4,633 33,172
Seadrill Ltd. * (Norway)  16,571 753,981
Select Water Solutions, Inc. 24,244 370,933
Shoals Technologies Group, Inc. Class A * 44,858 295,166
SM Energy Co. 64,768 2,019,466
Solaris Energy Infrastructure, Inc. 12,045 680,663
Summit Midstream Corp. * 2,495 75,449
SunCoke Energy, Inc. 22,071 143,682
SunPower, Inc. * 14,495 18,409
Sunrun, Inc. * 58,919 798,942
T1 Energy, Inc. †* (Norway)  52,963 232,508
Talos Energy, Inc. * 32,648 514,532
TETRA Technologies, Inc. * 32,528 277,139
Tidewater, Inc. * 12,937 1,080,886

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Transocean Ltd. * 239,957 $ 1,590,915
VAALCO Energy, Inc. 26,306 166,780
Valaris Ltd. * 16,236 1,591,777
Verde Clean Fuels, Inc. * 1,130 1,910
Vitesse Energy, Inc. 7,687 139,596
W&T Offshore, Inc. 26,922 91,804
Warrior Met Coal, Inc. 13,436 1,251,563
XCF Global, Inc. Class A †* 17,358 6,344
52,089,297
Financial - 22.3%
spacing
1st Source Corp. 4,915 340,167
Abacus Global Management, Inc. † 10,660 84,001
Acadia Realty Trust REIT 34,262 655,089
Acadian Asset Management, Inc. 7,174 390,409
ACNB Corp. 2,752 131,738
ACRES Commercial Realty Corp. REIT * 1,696 32,767
Adamas Trust, Inc. REIT 22,811 167,889
AH Realty Trust, Inc. REIT 19,944 109,692
Alerus Financial Corp. 6,231 147,737
Alexander's, Inc. REIT 543 128,257
Alpine Income Property Trust, Inc. REIT 3,888 69,984
AlTi Global, Inc. * 9,827 35,574
Amalgamated Financial Corp. 5,819 226,185
Amerant Bancorp, Inc. 9,333 205,699
American Assets Trust, Inc. REIT 14,334 263,889
American Coastal Insurance Corp. 7,286 81,967
American Healthcare REIT, Inc. 46,571 2,196,288
American Integrity Insurance Group, Inc. 3,240 62,467
American Realty Investors, Inc. * 308 4,759
Ameris Bancorp 17,078 1,331,913
AMERISAFE, Inc. 4,771 159,017
Ames National Corp. 2,809 79,270
Angel Oak Mortgage REIT, Inc. 3,681 30,258
Apollo Commercial Real Estate Finance, Inc.
REIT 35,326 373,043
Apple Hospitality REIT, Inc. 60,031 690,957
Arbor Realty Trust, Inc. REIT † 44,628 344,082
ARES Commercial Real Estate Corp. REIT 13,799 66,235
ARMOUR Residential REIT, Inc. † 29,433 490,942
Arrow Financial Corp. 4,358 146,298
Artisan Partners Asset Management, Inc. Class A  16,542 601,963
Associated Banc-Corp. 44,030 1,138,616
Ategrity Specialty Holdings LLC * 2,407 47,586
Atlantic Union Bankshares Corp. 37,337 1,334,424
Atlanticus Holdings Corp. * 1,496 78,495
Avidbank Holdings, Inc. * 824 23,484
Axos Financial, Inc. * 14,065 1,196,791
Bakkt, Inc. * 4,579 33,701
Baldwin Insurance Group, Inc. †* 24,943 547,249
Banc of California, Inc. 33,927 596,437
BancFirst Corp. 5,446 590,891
Banco Latinoamericano de Comercio Exterior SA
(Panama)  7,362 376,051
Bancorp, Inc. * 10,602 569,645
Bank First Corp. 2,627 354,803
Bank of Hawaii Corp. 10,188 756,459
Bank of Marin Bancorp 4,032 103,340
Bank of NT Butterfield & Son Ltd. (Bermuda)  10,865 570,195
Bank7 Corp. 1,308 52,163
BankUnited, Inc. 19,541 882,472
Bankwell Financial Group, Inc. 1,898 92,091
Banner Corp. 8,678 526,581
Bar Harbor Bankshares 4,462 144,792
a Shares Value
BayCom Corp. 2,583 $ 76,780
BCB Bancorp, Inc. 4,808 43,176
Beacon Financial Corp. 21,225 636,750
Better Home & Finance Holding Co. * 1,307 46,555
BGC Group, Inc. Class A  96,002 938,900
Bit Digital, Inc. †* 83,594 109,508
Bitdeer Technologies Group Class A * 32,085 277,535
Blackstone Mortgage Trust, Inc. Class A REIT 41,248 789,899
Blue Foundry Bancorp * 5,245 69,444
Blue Ridge Bankshares, Inc. 16,423 68,977
Bowhead Specialty Holdings, Inc. * 5,007 112,307
Braemar Hotels & Resorts, Inc. REIT 18,208 42,971
Brandywine Realty Trust REIT 42,048 113,950
Bread Financial Holdings, Inc. 7,117 532,992
Bridgewater Bancshares, Inc. * 5,758 101,917
BrightSpire Capital, Inc. REIT 33,662 188,507
Broadstone Net Lease, Inc. REIT 49,956 912,696
Brookfield Business Corp. Class A †(Canada)  5,689 180,000
BRT Apartments Corp. REIT 2,492 33,243
Burford Capital Ltd. 53,093 239,980
Burke & Herbert Financial Services Corp. 3,558 221,628
Business First Bancshares, Inc. 7,713 208,560
BV Financial, Inc. * 2,179 41,706
Byline Bancorp, Inc. 8,177 258,148
C&F Financial Corp. 818 59,665
California BanCorp 5,496 97,389
Camden National Corp. 4,182 198,436
Cannae Holdings, Inc. 10,109 114,939
Capital Bancorp, Inc. 3,165 94,127
Capital City Bank Group, Inc. 3,804 165,322
Capitol Federal Financial, Inc. 31,851 227,098
CareTrust REIT, Inc. 58,573 2,146,700
Carter Bankshares, Inc. * 5,755 134,207
Cathay General Bancorp 17,175 856,346
CB Financial Services, Inc. 1,217 41,597
CBL & Associates Properties, Inc. REIT 5,033 193,418
Centerspace REIT 4,385 251,918
Central Pacific Financial Corp. 6,696 214,004
CF Bankshares, Inc. 1,757 49,038
Chain Bridge Bancorp, Inc. Class A * 808 28,199
Chatham Lodging Trust REIT 12,606 99,209
Chemung Financial Corp. 1,190 64,046
Chicago Atlantic Real Estate Finance, Inc. REIT 4,534 51,325
Chimera Investment Corp. REIT 21,159 265,545
Chiron Real Estate, Inc. REIT 3,059 101,192
ChoiceOne Financial Services, Inc. 3,850 108,262
Cipher Digital, Inc. †* 85,223 1,096,820
Citizens & Northern Corp. 4,439 99,167
Citizens Community Bancorp, Inc. 2,400 47,520
Citizens Financial Services, Inc. 1,214 74,236
Citizens, Inc. †* 11,977 60,244
City Holding Co. 3,686 440,551
Civista Bancshares, Inc. 5,420 123,522
Claros Mortgage Trust, Inc. REIT * 22,842 54,364
Cleanspark, Inc. †* 66,108 562,579
Clipper Realty, Inc. REIT 4,893 14,777
CNB Financial Corp. 7,738 224,092
CNO Financial Group, Inc. 24,608 1,010,404
Coastal Financial Corp. * 3,505 266,731
CoastalSouth Bancshares, Inc. 2,003 49,254
Cohen & Steers, Inc. 7,086 443,229
Colony Bankcorp, Inc. 4,665 93,160
Columbia Financial, Inc. * 7,024 122,990
Commercial Bancgroup, Inc. 1,366 35,543

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Community Financial System, Inc. 13,565 $ 795,587
Community Healthcare Trust, Inc. REIT 7,741 123,004
Community Trust Bancorp, Inc. 4,074 247,373
Community West Bancshares 4,330 100,889
Compass Diversified Holdings 17,646 138,698
Compass, Inc. Class A * 168,828 1,234,133
ConnectOne Bancorp, Inc. 12,105 324,051
Consumer Portfolio Services, Inc. * 2,941 22,734
COPT Defense Properties REIT 29,987 917,602
Core Scientific, Inc. * 76,025 1,137,334
Crawford & Co. Class A  4,680 46,660
CTO Realty Growth, Inc. REIT 7,907 146,200
Curbline Properties Corp. REIT 25,078 646,762
Cushman & Wakefield Ltd. * 43,347 531,434
Customers Bancorp, Inc. * 8,232 571,383
CVB Financial Corp. 33,491 649,390
Dave, Inc. * 2,674 465,517
Diamond Hill Investment Group, Inc. 690 118,749
DiamondRock Hospitality Co. REIT 53,160 498,109
DigitalBridge Group, Inc. 46,009 709,459
Dime Community Bancshares, Inc. 10,092 341,311
Diversified Healthcare Trust REIT 56,274 373,659
Donegal Group, Inc. Class A  4,911 84,371
Douglas Elliman, Inc. * 19,485 31,955
Douglas Emmett, Inc. REIT 34,514 325,122
Dynex Capital, Inc. REIT † 52,241 666,595
Eagle Bancorp Montana, Inc. 1,943 39,987
Eagle Bancorp, Inc. 7,495 186,401
Eagle Financial Services, Inc. 1,662 58,137
Easterly Government Properties, Inc. REIT 11,057 236,952
Eastern Bankshares, Inc. 56,460 1,104,358
ECB Bancorp, Inc. * 1,588 26,567
eHealth, Inc. * 7,718 9,956
Ellington Financial, Inc. REIT 30,594 362,539
Empire State Realty Trust, Inc. Class A REIT 38,236 198,827
Employers Holdings, Inc. 4,981 204,918
Enact Holdings, Inc. 7,435 303,422
Encore Capital Group, Inc. * 5,718 400,946
Enova International, Inc. * 6,196 841,603
Enterprise Financial Services Corp. 9,698 524,759
Equity Bancshares, Inc. Class A  4,185 185,856
Esquire Financial Holdings, Inc. 1,949 209,517
Essent Group Ltd. 24,095 1,408,112
Essential Properties Realty Trust, Inc. REIT 51,656 1,568,276
eXp World Holdings, Inc. 23,528 140,933
Exzeo Group, Inc. * 1,965 28,827
F&G Annuities & Life, Inc. 9,761 247,149
Farmers & Merchants Bancorp, Inc. 3,158 81,066
Farmers National Banc Corp. 13,963 183,753
Farmland Partners, Inc. REIT 9,995 112,244
FB Bancorp, Inc. * 3,140 43,144
FB Financial Corp. 11,364 590,246
Federal Agricultural Mortgage Corp. Class C  2,531 375,474
Fidelis Insurance Holdings Ltd. (United Kingdom)  14,980 286,268
Fidelity D&D Bancorp, Inc. 1,217 52,672
Finance of America Cos., Inc. Class A * 1,233 20,468
Financial Institutions, Inc. 4,909 155,664
Finward Bancorp 776 28,169
Finwise Bancorp * 2,221 35,225
First BanCorp 40,992 875,589
First Bancorp, Inc. 2,555 71,617
First Bancorp/Southern Pines NC 10,513 592,408
First Bank 5,270 84,320
First Busey Corp. 22,165 560,110
a Shares Value
First Business Financial Services, Inc. 2,259 $ 121,828
First Capital, Inc. 752 37,322
First Commonwealth Financial Corp. 26,857 472,146
First Community Bankshares, Inc. 4,241 176,086
First Community Corp. 1,852 54,134
First Financial Bancorp 26,829 747,993
First Financial Bankshares, Inc. 35,227 1,037,435
First Financial Corp. 3,207 202,682
First Foundation, Inc. * 17,190 101,421
First Internet Bancorp 1,971 40,169
First Interstate BancSystem, Inc. Class A  22,818 762,121
First Merchants Corp. 15,835 613,290
First Mid Bancshares, Inc. 5,623 231,611
First National Corp. 1,928 51,902
First United Corp. 1,630 59,723
First Western Financial, Inc. * 2,110 51,864
Firstsun Capital Bancorp * 3,309 120,646
Five Star Bancorp 4,065 153,332
Flagstar Bank NA 79,245 1,043,657
Flushing Financial Corp. 7,984 122,634
Four Corners Property Trust, Inc. REIT 27,688 654,821
Franklin BSP Realty Trust, Inc. REIT 20,543 174,410
Franklin Financial Services Corp. 1,078 55,064
Franklin Street Properties Corp. REIT 29,272 19,451
FrontView REIT, Inc. 4,714 72,926
FRP Holdings, Inc. * 2,736 59,864
FS Bancorp, Inc. 1,370 52,868
Fulton Financial Corp. 47,996 976,239
FVCBankcorp, Inc. 3,783 57,464
GBank Financial Holdings, Inc. * 2,426 64,920
GCM Grosvenor, Inc. Class A  15,782 154,664
Genworth Financial, Inc. * 103,663 841,744
German American Bancorp, Inc. 9,175 383,423
Getty Realty Corp. REIT 14,058 447,044
Glacier Bancorp, Inc. 33,088 1,478,041
Gladstone Commercial Corp. REIT 12,521 143,115
Gladstone Land Corp. REIT 9,528 97,186
Global Net Lease, Inc. REIT 52,431 490,754
GoHealth, Inc. Class A * 1,146 1,730
Goosehead Insurance, Inc. Class A * 6,059 258,477
Great Southern Bancorp, Inc. 2,050 129,416
Greene County Bancorp, Inc. 1,909 42,781
Greenlight Capital Re Ltd. Class A * 7,418 128,257
HA Sustainable Infrastructure Capital, Inc. † 32,462 1,192,978
Hamilton Insurance Group Ltd.
Class B (Bermuda)  12,281 366,342
Hancock Whitney Corp. 21,904 1,392,875
Hanmi Financial Corp. 7,807 205,793
Hanover Bancorp, Inc. 1,142 24,656
Hawthorn Bancshares, Inc. 1,511 50,906
HBT Financial, Inc. 3,530 94,322
HCI Group, Inc. 2,782 430,125
Heritage Commerce Corp. 16,032 200,079
Heritage Financial Corp. 8,789 228,514
Heritage Insurance Holdings, Inc. * 6,482 170,153
Hilltop Holdings, Inc. 11,303 404,873
Hingham Institution For Savings † 444 126,913
Hippo Holdings, Inc. * 4,503 117,348
Home Bancorp, Inc. 1,743 105,591
Home BancShares, Inc. 48,400 1,303,412
HomeTrust Bancshares, Inc. 4,415 188,300
Hope Bancorp, Inc. 32,214 359,830
Horace Mann Educators Corp. 10,803 461,072
Horizon Bancorp, Inc. 12,745 211,185

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Hudson Pacific Properties, Inc. REIT * 14,025 $ 82,888
Hut 8 Corp. †* (Canada)  25,568 1,199,395
Independence Realty Trust, Inc. REIT 63,697 948,448
Independent Bank Corp. (IBCP US) 5,232 174,226
Independent Bank Corp. (INDB US) 13,214 993,825
Industrial Logistics Properties Trust REIT 14,681 83,388
Innovative Industrial Properties, Inc. REIT 7,086 355,434
Innventure, Inc. * 13,420 52,472
International Bancshares Corp. 14,181 954,239
International Money Express, Inc. * 6,840 108,072
InvenTrust Properties Corp. REIT 20,442 622,663
Invesco Mortgage Capital, Inc. REIT † 21,881 176,798
Investar Holding Corp. 2,906 79,247
Investors Title Co. 373 81,068
Jackson Financial, Inc. Class A  17,637 1,864,584
James River Group Holdings, Inc. 11,176 70,409
JBG SMITH Properties REIT 15,392 224,877
Jefferson Capital, Inc. 5,807 111,669
John Marshall Bancorp, Inc. 3,207 65,038
Kearny Financial Corp. 14,009 105,768
Kennedy-Wilson Holdings, Inc. 30,821 333,483
Kestrel Group Ltd. * (Bermuda)  504 5,443
Kingstone Cos., Inc. 3,053 44,482
Kingsway Financial Services, Inc. * (Canada)  4,977 51,910
Kite Realty Group Trust REIT 56,587 1,389,211
KKR Real Estate Finance Trust, Inc. REIT 14,555 89,077
Ladder Capital Corp. REIT 30,490 297,887
Lakeland Financial Corp. 6,529 374,634
Landmark Bancorp, Inc. 1,158 28,718
LCNB Corp. 3,268 50,948
Legacy Housing Corp. * 2,221 45,375
Lemonade, Inc. * 15,913 997,427
LendingClub Corp. * 29,271 419,161
LendingTree, Inc. * 2,961 126,968
LINKBANCORP, Inc. 5,909 49,281
Live Oak Bancshares, Inc. 9,156 302,789
loanDepot, Inc. Class A * 21,461 30,475
LTC Properties, Inc. REIT 11,993 445,660
Lument Finance Trust, Inc. REIT 10,008 12,610
LXP Industrial Trust REIT 15,170 701,764
Macerich Co. REIT 66,872 1,263,881
MainStreet Bancshares, Inc. 1,735 38,517
MARA Holdings, Inc. †* 98,451 803,360
Marcus & Millichap, Inc. 6,906 183,631
Marex Group PLC (United Kingdom)  14,213 633,616
Maui Land & Pineapple Co., Inc. * 2,581 39,722
MBIA, Inc. * 12,241 72,344
McGrath RentCorp 6,386 704,248
Mechanics Bancorp Class A † 12,309 181,558
Medallion Financial Corp. 3,869 33,119
Mercantile Bank Corp. 4,393 221,846
Merchants Bancorp 6,952 298,310
Mercury General Corp. 7,101 625,953
Meridian Corp. 2,420 45,883
Metrocity Bankshares, Inc. 5,516 158,144
Metropolitan Bank Holding Corp. 2,349 195,648
MFA Financial, Inc. REIT 26,953 258,210
Miami International Holdings, Inc. * 6,637 258,312
Mid Penn Bancorp, Inc. 5,181 166,621
Midland States Bancorp, Inc. 5,116 114,138
Mobile Infrastructure Corp. * 4,944 11,075
Modiv Industrial, Inc. REIT 2,471 35,385
Moelis & Co. Class A  17,577 1,001,889
MVB Financial Corp. 2,630 65,303
a Shares Value
National Bank Holdings Corp. Class A  9,672 $ 378,756
National Bankshares, Inc. 1,297 47,224
National Health Investors, Inc. REIT 12,214 987,624
Navient Corp. 17,520 143,314
NB Bancorp, Inc. 9,765 205,749
NBT Bancorp, Inc. 13,353 568,571
Nelnet, Inc. Class A  3,349 431,887
NerdWallet, Inc. Class A * 10,505 109,042
NET Lease Office Properties REIT 4,339 49,985
NETSTREIT Corp. REIT 21,647 407,613
Newmark Group, Inc. Class A  39,983 599,345
NewtekOne, Inc. 6,627 72,566
NexPoint Diversified Real Estate Trust REIT 11,556 53,967
Nexpoint Real Estate Finance, Inc. REIT 1,694 22,818
NexPoint Residential Trust, Inc. REIT 6,042 151,050
NI Holdings, Inc. * 2,437 31,413
Nicolet Bankshares, Inc. 4,747 705,499
NMI Holdings, Inc. * 20,099 753,913
Northeast Bank 2,040 229,235
Northeast Community Bancorp, Inc. 3,646 86,775
Northfield Bancorp, Inc. 9,371 126,883
Northpointe Bancshares, Inc. 4,593 79,275
Northrim BanCorp, Inc. 6,000 137,280
Northwest Bancshares, Inc. 36,541 463,705
Norwood Financial Corp. 2,376 69,902
Oak Valley Bancorp 2,000 64,860
OceanFirst Financial Corp. 15,210 274,388
Octave Specialty Group, Inc. * 12,019 55,888
OFG Bancorp 10,961 443,482
Ohio Valley Banc Corp. 948 41,579
Old National Bancorp 90,952 2,010,039
Old Second Bancorp, Inc. 13,346 269,055
One Liberty Properties, Inc. REIT 4,711 101,098
Onity Group, Inc. * 1,643 64,521
OP Bancorp 3,233 42,999
Oportun Financial Corp. * 13,303 61,327
OppFi, Inc. 6,271 48,349
Orange County Bancorp, Inc. 3,049 97,507
Orchid Island Capital, Inc. REIT † 48,685 342,256
Origin Bancorp, Inc. 7,668 317,915
Orrstown Financial Services, Inc. 4,559 164,489
Outfront Media, Inc. REIT 38,990 1,033,235
Pagseguro Digital Ltd. Class A (Brazil)  47,547 476,421
Palomar Holdings, Inc. * 6,809 813,676
Park National Corp. 3,894 636,474
Parke Bancorp, Inc. 2,424 68,842
Pathward Financial, Inc. 5,715 509,949
Patria Investments Ltd. Class A (Cayman)  16,693 210,332
Patriot National Bancorp, Inc. * 16,713 21,560
Paysign, Inc. * 9,179 54,156
PCB Bancorp 2,547 57,282
Peakstone Realty Trust REIT 9,543 199,353
Peapack-Gladstone Financial Corp. 4,263 150,100
Pebblebrook Hotel Trust REIT 29,512 372,737
PennyMac Financial Services, Inc. 7,632 667,037
PennyMac Mortgage Investment Trust REIT 22,477 262,082
Peoples Bancorp of North Carolina, Inc. 1,450 56,782
Peoples Bancorp, Inc. 9,086 298,657
Peoples Financial Services Corp. 2,413 128,685
Perella Weinberg Partners 16,496 299,567
Phillips Edison & Co., Inc. REIT 32,952 1,233,064
Piedmont Realty Trust, Inc. REIT * 32,910 216,219
Pioneer Bancorp, Inc. * 3,302 45,964
Piper Sandler Cos. 18,192 1,392,598

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
PJT Partners, Inc. Class A  5,945 $ 830,635
Plumas Bancorp 1,631 79,625
Ponce Financial Group, Inc. * 5,664 94,645
Postal Realty Trust, Inc. Class A REIT 5,903 109,560
PRA Group, Inc. * 10,178 178,115
Preferred Bank 2,329 211,217
Primis Financial Corp. 4,573 60,729
Princeton Bancorp, Inc. 1,225 41,368
ProAssurance Corp. * 13,737 339,579
Provident Financial Services, Inc. 33,201 702,533
QCR Holdings, Inc. 4,163 355,728
Radian Group, Inc. 35,303 1,167,823
RBB Bancorp 4,258 90,993
RE/MAX Holdings, Inc. Class A * 4,817 27,746
Ready Capital Corp. REIT † 43,620 70,664
Real Brokerage, Inc. * (Canada)  33,723 84,307
Red River Bancshares, Inc. 1,454 131,500
Redwood Trust, Inc. REIT 34,627 194,257
Regional Management Corp. 2,358 76,045
Renasant Corp. 24,571 887,750
Republic Bancorp, Inc. Class A  2,182 153,940
Resolute Holdings Management, Inc. * 1,174 190,540
Rhinebeck Bancorp, Inc. * 1,687 26,014
Richmond Mutual BanCorp, Inc. 2,162 29,338
Ridgepost Capital, Inc. Class A  14,295 103,782
Riot Platforms, Inc. * 91,518 1,131,162
Rithm Property Trust, Inc. REIT 1,745 23,366
Riverview Bancorp, Inc. 5,172 28,446
RLJ Lodging Trust REIT 35,489 263,328
RMR Group, Inc. Class A  4,523 69,971
Root, Inc. Class A * 3,076 135,867
Ryman Hospitality Properties, Inc. REIT 16,020 1,478,165
S&T Bancorp, Inc. 9,909 414,493
Sabra Health Care REIT, Inc. 64,740 1,244,950
Safehold, Inc. REIT 15,158 205,088
Safety Insurance Group, Inc. 3,777 274,361
Saul Centers, Inc. REIT 3,293 107,286
SB Financial Group, Inc. 1,567 32,907
Seacoast Banking Corp. of Florida 24,993 757,038
Seaport Entertainment Group, Inc. * 1,871 40,189
Security National Financial Corp. Class A * 4,103 38,896
Selective Insurance Group, Inc. 15,711 1,184,452
Selectquote, Inc. * 33,389 21,018
Service Properties Trust REIT † 42,751 57,928
ServisFirst Bancshares, Inc. 13,529 985,317
Seven Hills Realty Trust REIT 5,685 46,731
Shore Bancshares, Inc. 7,617 142,286
Siebert Financial Corp. * 4,649 8,926
Sierra Bancorp 3,280 111,258
Sila Realty Trust, Inc. REIT 14,971 354,513
Silvercrest Asset Management Group, Inc.
Class A  1,365 18,346
Simmons First National Corp. Class A  37,810 735,405
SiriusPoint Ltd. * 18,038 388,539
SITE Centers Corp. REIT 12,835 69,309
Sky Harbour Group Corp. * 5,489 52,859
Skyward Specialty Insurance Group, Inc. * 10,292 449,555
SL Green Realty Corp. REIT † 19,067 704,335
Slide Insurance Holdings, Inc. * 18,450 332,100
SmartFinancial, Inc. 3,566 139,359
Smartstop Self Storage REIT, Inc. 14,416 436,516
Sound Financial Bancorp, Inc. 481 21,025
South Plains Financial, Inc. 3,186 133,493
Southern First Bancshares, Inc. * 2,115 115,267
a Shares Value
Southern Missouri Bancorp, Inc. 2,549 $ 162,983
Southside Bancshares, Inc. 7,386 229,631
SR Bancorp, Inc. 1,877 31,684
St. Joe Co. 9,860 619,208
Stellar Bancorp, Inc. 11,898 435,586
StepStone Group, Inc. Class A  18,347 875,519
Sterling Bancorp, Inc. * ± Ω 5,290 –
Stewart Information Services Corp. 7,844 483,034
Stock Yards Bancorp, Inc. 6,778 449,314
StoneX Group, Inc. * 19,053 1,536,624
Stratus Properties, Inc. * 1,416 43,216
Strawberry Fields REIT, Inc. 2,052 24,419
Strive, Inc. Class A †* 13,698 137,254
Summit Hotel Properties, Inc. REIT 29,249 129,281
Sunrise Realty Trust, Inc. REIT † 3,065 23,509
Sunstone Hotel Investors, Inc. REIT 47,148 424,803
SWK Holdings Corp. 1,531 26,042
Tanger, Inc. REIT 29,699 1,009,172
Terawulf, Inc. †* 80,024 1,154,746
Terreno Realty Corp. REIT 26,604 1,634,018
Texas Capital Bancshares, Inc. * 11,502 1,091,310
Third Coast Bancshares, Inc. * 3,460 130,892
Timberland Bancorp, Inc. 2,149 84,735
Tiptree, Inc. 6,823 115,445
Tompkins Financial Corp. 3,448 271,840
Towne Bank 21,714 731,110
TPG Mortgage Investment Trust, Inc. REIT 8,637 63,136
TPG RE Finance Trust, Inc. REIT 18,959 148,070
Transcontinental Realty Investors, Inc. REIT * 349 12,173
TriCo Bancshares 7,911 376,089
Triumph Financial, Inc. * 5,801 346,088
Trupanion, Inc. * 10,105 258,789
TrustCo Bank Corp. 4,612 201,913
Trustmark Corp. 14,573 614,106
Two Harbors Investment Corp. REIT 26,885 307,027
UMB Financial Corp. 18,880 2,129,475
UMH Properties, Inc. REIT 20,970 302,597
Union Bankshares, Inc. 871 21,183
United Bankshares, Inc. 36,126 1,496,339
United Community Banks, Inc. 31,762 1,000,185
United Fire Group, Inc. 5,537 205,201
United Security Bancshares 5,381 56,554
Unity Bancorp, Inc. 1,791 92,828
Universal Health Realty Income Trust REIT 3,316 134,199
Universal Insurance Holdings, Inc. 6,599 225,422
Univest Financial Corp. 7,806 267,434
Upstart Holdings, Inc. †* 22,067 566,019
Urban Edge Properties REIT 32,838 656,103
Valley National Bancorp 126,023 1,547,562
Velocity Financial, Inc. * 2,465 44,592
Veris Residential, Inc. REIT 20,710 390,798
Victory Capital Holdings, Inc. Class A  11,619 760,812
Virginia National Bankshares Corp. 1,509 57,644
Virtus Investment Partners, Inc. 1,778 238,874
WaFd, Inc. 19,960 626,744
Walker & Dunlop, Inc. 8,821 391,476
Washington Trust Bancorp, Inc. 4,943 165,393
Waterstone Financial, Inc. 3,982 71,795
Wealthfront Corp. * 9,171 84,832
Webull Corp. * (Cayman)  73,822 354,346
WesBanco, Inc. 24,889 858,422
West BanCorp, Inc. 3,900 92,781
Westamerica BanCorp 6,198 323,226
Western New England Bancorp, Inc. 4,989 64,508

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Westwood Holdings Group, Inc. 1,873 $ 30,848
Whitestone REIT 11,243 181,574
WisdomTree, Inc. † 32,444 472,385
World Acceptance Corp. * 637 86,020
WSFS Financial Corp. 14,007 916,898
Xenia Hotels & Resorts, Inc. REIT 24,654 365,619
171,134,954
Industrial - 18.4%
spacing
908 Devices, Inc. * 6,002 36,732
AAR Corp. * 10,318 1,129,408
Advanced Energy Industries, Inc. 9,812 3,166,431
Aebi Schmidt Holding AG (Switzerland)  9,448 91,740
AeroVironment, Inc. †* 9,808 1,795,354
AerSale Corp. * 7,727 48,062
AirJoule Technologies Corp. * 5,351 13,431
AIRO Group Holdings, Inc. * 5,803 44,132
Alamo Group, Inc. 2,655 437,995
Albany International Corp. Class A  7,545 393,924
Allient, Inc. 3,729 220,347
American Superconductor Corp. * 12,279 415,644
American Woodmark Corp. * 3,767 150,040
Amprius Technologies, Inc. * 30,042 506,508
Apogee Enterprises, Inc. 5,229 175,381
Applied Optoelectronics, Inc. †* 17,200 1,454,948
ArcBest Corp. 5,876 577,963
Archer Aviation, Inc. Class A †* 158,391 818,881
Arcosa, Inc. 12,715 1,349,570
Ardagh Metal Packaging SA 35,326 143,070
Ardmore Shipping Corp. (Ireland)  8,385 127,871
Argan, Inc. 3,476 1,893,203
Arq, Inc. * 7,288 18,657
Ascent Industries Co. * 1,939 25,808
Aspen Aerogels, Inc. * 18,523 63,349
Astec Industries, Inc. 5,979 321,909
Astronics Corp. * 8,086 539,579
Atkore, Inc. 8,822 519,704
Atmus Filtration Technologies, Inc. 21,302 1,209,315
Avient Corp. 24,135 876,101
AZZ, Inc. 7,818 978,266
Badger Meter, Inc. 7,647 1,165,020
Bel Fuse, Inc. Class A  476 85,775
Bel Fuse, Inc. Class B  2,710 536,526
Belden, Inc. 10,286 1,181,141
Benchmark Electronics, Inc. 9,230 517,434
Beta Technologies, Inc. Class A * 8,626 126,802
Bloom Energy Corp. Class A * 56,837 7,700,845
Boise Cascade Co. 9,604 728,463
Bowman Consulting Group Ltd. * 3,794 107,901
Byrna Technologies, Inc. * 4,967 45,597
Cactus, Inc. Class A  17,641 835,654
Cadre Holdings, Inc. 7,567 232,156
Cardinal Infrastructure Group, Inc. Class A * 1,898 75,265
Casella Waste Systems, Inc. Class A * 16,372 1,298,954
CECO Environmental Corp. * 7,652 455,906
Centuri Holdings, Inc. * 22,855 667,595
Chart Industries, Inc. * 11,748 2,428,899
Clearwater Paper Corp. * 3,900 56,082
Columbus McKinnon Corp. 7,417 107,769
Concrete Pumping Holdings, Inc. * 4,295 30,666
Construction Partners, Inc. Class A * 12,301 1,366,887
Core Molding Technologies, Inc. * 2,036 45,606
Costamare Bulkers Holdings Ltd. * (Monaco)  2,265 35,040
Costamare, Inc. (Monaco)  11,573 195,584
a Shares Value
Covenant Logistics Group, Inc. 3,776 $ 102,518
CryoPort, Inc. * 12,136 100,486
CSW Industrials, Inc. 4,157 1,083,231
CTS Corp. 7,259 346,690
DHT Holdings, Inc. 34,994 639,340
Dorian LPG Ltd. 9,554 326,747
Ducommun, Inc. * 3,576 436,272
DXP Enterprises, Inc. * 3,472 485,143
Dycom Industries, Inc. * 7,592 2,572,321
Eastern Co. 1,479 29,935
Eastman Kodak Co. * 16,685 150,999
Energizer Holdings, Inc. 15,948 261,866
Energy Recovery, Inc. * 13,114 132,058
Energy Services of America Corp. 3,086 40,519
Enerpac Tool Group Corp. 13,449 490,485
EnerSys 9,566 1,661,806
Enovix Corp. †* 50,445 261,305
Enpro, Inc. 5,538 1,388,100
Enviri Corp. * 19,524 383,061
ESCO Technologies, Inc. 6,736 1,895,308
Eve Holding, Inc. * 24,491 60,738
Evolv Technologies Holdings, Inc. * 39,305 237,795
Exponent, Inc. 12,850 838,463
Fabrinet * (Thailand)  9,400 4,902,288
Federal Signal Corp. 15,551 1,681,685
Firefly Aerospace, Inc. †* 6,388 181,866
FLEX LNG Ltd. †* (Norway)  8,361 248,405
Fluor Corp. * 41,745 1,947,404
Forward Air Corp. * 5,580 93,242
Franklin Electric Co., Inc. 10,162 936,632
Frontdoor, Inc. * 18,934 1,000,851
GATX Corp. 9,252 1,579,686
Genco Shipping & Trading Ltd. 8,308 187,345
Gencor Industries, Inc. * 3,054 45,810
Gibraltar Industries, Inc. * 7,962 317,445
Gorman-Rupp Co. 5,410 336,123
Graham Corp. * 2,884 227,605
Granite Construction, Inc. 11,328 1,358,001
Great Lakes Dredge & Dock Corp. * 16,683 283,611
Greenbrier Cos., Inc. 8,079 425,359
Greif, Inc. Class A  6,153 412,682
Greif, Inc. Class B  1,362 119,229
Griffon Corp. 9,868 717,206
Heartland Express, Inc. 10,681 111,082
Helios Technologies, Inc. 8,694 562,589
Hillman Solutions Corp. * 51,313 426,924
Himalaya Shipping Ltd. * (Bermuda)  6,498 86,423
Hub Group, Inc. Class A  15,915 573,577
Hyster-Yale, Inc. 3,014 97,985
Ichor Holdings Ltd. * 8,702 405,600
IES Holdings, Inc. * 2,330 1,110,175
Insteel Industries, Inc. 5,092 171,142
International Seaways, Inc. 10,609 773,184
Intuitive Machines, Inc. †* 28,513 529,201
Itron, Inc. * 11,918 1,068,210
Janus International Group, Inc. * 35,027 180,389
JBT Marel Corp. 13,519 1,728,675
JELD-WEN Holding, Inc. * 22,395 27,770
Joby Aviation, Inc. †* 152,347 1,258,386
Kadant, Inc. 3,076 899,269
Karat Packaging, Inc. 2,148 59,972
Kennametal, Inc. 19,682 711,111
Kimball Electronics, Inc. * 6,704 158,818
Knife River Corp. * 14,760 1,205,154

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Knowles Corp. * 22,340 $ 573,691
Kopin Corp. * 49,085 110,441
Kratos Defense & Security Solutions, Inc. * 47,032 3,316,226
KULR Technology Group, Inc. †* 8,632 20,458
L.B. Foster Co. Class A * 2,845 79,376
Latham Group, Inc. * 13,945 74,885
Lightbridge Corp. * 6,790 72,381
Limbach Holdings, Inc. * 2,855 222,833
Lindsay Corp. 2,811 334,706
LSB Industries, Inc. * 13,664 203,594
LSI Industries, Inc. 7,491 139,333
Luxfer Holdings PLC (United Kingdom)  7,115 86,661
M-Tron Industries, Inc. * 605 40,444
Manitowoc Co., Inc. * 9,869 114,974
Marten Transport Ltd. 15,158 199,025
Masterbrand, Inc. * 33,134 275,344
Materion Corp. 5,439 786,751
Matson, Inc. 8,034 1,317,094
Mayville Engineering Co., Inc. * 4,100 73,595
Mercury Systems, Inc. * 14,156 1,032,114
Mesa Laboratories, Inc. 1,407 124,407
Metallus, Inc. * 9,368 153,073
MicroVision, Inc. †* 83,125 53,300
Mirion Technologies, Inc. * 62,142 1,155,220
Mistras Group, Inc. * 3,238 47,858
Modine Manufacturing Co. * 13,623 2,952,240
Montrose Environmental Group, Inc. * 8,463 185,255
Moog, Inc. Class A  7,292 2,133,931
Mueller Water Products, Inc. Class A  40,774 1,120,877
Myers Industries, Inc. 9,455 200,257
MYR Group, Inc. * 4,035 1,139,161
NANO Nuclear Energy, Inc. †* 10,309 211,128
Napco Security Technologies, Inc. 8,963 353,053
National Presto Industries, Inc. 1,296 177,630
Navigator Holdings Ltd. 7,047 136,219
Neonode, Inc. * 2,777 3,888
Net Power, Inc. * 6,017 9,387
NL Industries, Inc. 2,103 12,260
nLight, Inc. * 12,398 706,934
Nordic American Tankers Ltd. 51,414 301,286
Novanta, Inc. * 9,461 1,117,439
NuScale Power Corp. * 41,524 450,120
NVE Corp. 1,354 88,687
NWPX Infrastructure, Inc. * 2,342 182,348
O-I Glass, Inc. * 40,326 423,826
Omega Flex, Inc. 916 28,433
Orion Group Holdings, Inc. * 9,174 99,997
OSI Systems, Inc. * 4,094 1,086,998
Outdoor Holding Co. * 24,273 48,789
Palladyne AI Corp. †* 6,801 41,282
PAMT Corp. * 2,014 17,018
Pangaea Logistics Solutions Ltd. 8,909 63,076
Park Aerospace Corp. 5,176 141,719
Park-Ohio Holdings Corp. 2,241 53,874
Perma-Fix Environmental Services, Inc. * 5,279 56,433
Plexus Corp. * 6,913 1,400,159
Powell Industries, Inc. 2,469 1,335,927
Power Solutions International, Inc. * 2,196 133,692
Primoris Services Corp. 14,045 2,008,997
Pro-Dex, Inc. * 556 27,311
Proficient Auto Logistics, Inc. * 6,560 44,477
Proto Labs, Inc. * 6,170 351,813
Pure Cycle Corp. * 5,726 57,604
PureCycle Technologies, Inc. †* 34,708 180,135
a Shares Value
Radiant Logistics, Inc. * 8,070 $ 56,893
Ranpak Holdings Corp. * 12,728 45,439
Red Cat Holdings, Inc. †* 26,230 343,351
Redwire Corp. †* 27,656 235,076
Richtech Robotics, Inc. Class B * 38,830 81,155
RXO, Inc. †* 41,449 605,984
Ryerson Holding Corp. 11,314 254,339
Safe Bulkers, Inc. (Monaco)  13,588 86,012
Sanmina Corp. * 13,914 1,803,811
Scorpio Tankers, Inc. (Monaco)  11,866 885,916
SFL Corp. Ltd. (Norway)  32,373 349,305
Sight Sciences, Inc. * 10,444 39,374
SKYX Platforms Corp. * 16,852 18,874
Smith & Wesson Brands, Inc. 10,678 153,016
Smith-Midland Corp. * 650 21,145
Southland Holdings, Inc. * 2,263 2,942
SPX Technologies, Inc. * 12,534 2,506,048
Standard BioTools, Inc. * 76,552 70,374
Standex International Corp. 3,170 807,906
Sterling Infrastructure, Inc. * 7,767 3,163,266
Sturm Ruger & Co., Inc. 3,379 135,464
Tecnoglass, Inc. 6,961 310,113
Teekay Corp. Ltd. (Bermuda)  13,900 169,719
Teekay Tankers Ltd. Class A (Canada)  6,298 461,769
Tennant Co. 4,614 306,370
Terex Corp. 29,014 1,714,727
Thermon Group Holdings, Inc. * 8,379 422,302
Titan America SA * (Belgium)  6,246 93,565
Tredegar Corp. * 7,911 62,892
TriMas Corp. 8,209 295,031
Trinity Industries, Inc. 21,292 685,177
TSS, Inc. * 5,377 69,955
TTM Technologies, Inc. * 26,629 2,594,197
Turtle Beach Corp. * 4,515 45,782
Tutor Perini Corp. 11,476 885,832
UFP Industries, Inc. 15,247 1,404,554
Universal Logistics Holdings, Inc. 1,899 40,145
Vicor Corp. * 5,964 960,204
Vishay Intertechnology, Inc. 31,868 573,624
Voyager Technologies, Inc. Class A * 12,428 290,691
Watts Water Technologies, Inc. Class A  7,135 2,071,219
Werner Enterprises, Inc. 15,437 454,002
Willis Lease Finance Corp. 755 128,546
World Kinect Corp. 14,289 329,647
Worthington Enterprises, Inc. 8,213 428,226
Worthington Steel, Inc. 8,540 259,189
Xometry, Inc. Class A †* 11,415 466,189
York Space Systems, Inc. †* 4,607 102,137
Zurn Elkay Water Solutions Corp. 38,887 1,743,693
141,370,818
Technology - 8.2%
spacing
3D Systems Corp. †* 40,540 76,215
8x8, Inc. * 32,719 54,314
ACI Worldwide, Inc. * 27,390 1,123,264
ACM Research, Inc. Class A * 13,256 521,624
ACV Auctions, Inc. Class A * 45,118 191,300
Adeia, Inc. 27,950 671,639
Aehr Test Systems * 7,518 278,767
Aeluma, Inc. †* 4,098 53,643
Agilysys, Inc. * 6,666 474,219
Airship AI Holdings, Inc. * 3,407 7,700
Alkami Technology, Inc. †* 18,149 284,395
Alpha & Omega Semiconductor Ltd. * 6,239 138,256

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Ambarella, Inc. * 10,567 $ 543,936
Ambiq Micro, Inc. * 4,731 120,215
Amplitude, Inc. Class A * 26,368 179,830
Appian Corp. Class A * 9,933 239,485
Arteris, Inc. * 8,223 135,186
Asana, Inc. Class A * 22,859 146,298
ASGN, Inc. * 11,135 431,036
Asure Software, Inc. * 7,039 60,535
Atomera, Inc. †* 7,737 29,478
AvePoint, Inc. * 37,706 358,584
Axcelis Technologies, Inc. * 7,998 744,454
Bandwidth, Inc. Class A * 6,845 121,978
BigBear.ai Holdings, Inc. †* 111,742 393,332
Blackbaud, Inc. * 10,032 387,336
BlackLine, Inc. * 12,981 480,297
Blaize Holdings, Inc. * 18,354 33,404
Blend Labs, Inc. Class A * 54,579 92,784
Box, Inc. Class A * 36,974 874,065
Braze, Inc. Class A * 23,196 547,658
C3.ai, Inc. Class A * 32,317 272,109
Cantaloupe, Inc. * 14,340 155,015
Carlsmed, Inc. * 1,452 13,141
Cerence, Inc. * 11,241 70,931
CEVA, Inc. * 7,050 131,694
Claritev Corp. * 2,072 33,856
Clear Secure, Inc. Class A  23,096 1,118,077
Clearwater Analytics Holdings, Inc. Class A * 72,189 1,707,270
Climb Global Solutions, Inc. 4,308 85,385
Cohu, Inc. * 12,035 368,512
Commerce.com, Inc. * 18,263 48,762
Commvault Systems, Inc. * 11,481 894,255
Conduent, Inc. * 41,733 53,418
Consensus Cloud Solutions, Inc. * 5,195 123,329
Corsair Gaming, Inc. * 13,564 75,280
Cricut, Inc. Class A  12,594 47,102
CS Disco, Inc. * 7,172 27,397
CSG Systems International, Inc. 7,257 580,125
CSP, Inc. 1,802 15,587
D-Wave Quantum, Inc. †* (Canada)  95,155 1,373,087
Daily Journal Corp. * 316 152,419
Definitive Healthcare Corp. * 9,897 12,173
Diebold Nixdorf, Inc. * 6,419 484,249
Digi International, Inc. * 9,507 458,237
Digimarc Corp. * 3,901 19,154
Digital Turbine, Inc. * 31,507 90,740
DigitalOcean Holdings, Inc. †* 19,981 1,713,970
Diodes, Inc. * 11,809 806,082
Domo, Inc. Class B * 8,871 27,145
Donnelley Financial Solutions, Inc. * 6,544 308,484
eGain Corp. * 5,701 44,981
EverCommerce, Inc. †* 4,235 48,406
Evolent Health, Inc. Class A * 29,758 67,848
Expensify, Inc. Class A * 15,648 13,612
Fastly, Inc. Class A * 37,008 1,075,452
Five9, Inc. * 20,352 308,740
FormFactor, Inc. * 20,183 1,957,549
Freshworks, Inc. Class A * 53,443 429,147
Genius Sports Ltd. * (United Kingdom)  57,312 253,892
GigaCloud Technology, Inc. Class A * 6,207 281,674
Grid Dynamics Holdings, Inc. * 17,998 102,589
Health Catalyst, Inc. * 16,301 20,702
HeartFlow, Inc. * 4,916 119,606
I3 Verticals, Inc. Class A * 6,300 140,868
IBEX Holdings Ltd. * 2,665 71,475
a Shares Value
Ibotta, Inc. Class A * 2,544 $ 76,244
Immersion Corp. 6,119 33,410
Impinj, Inc. †* 7,340 753,818
Innodata, Inc. * 8,105 313,015
Insight Enterprises, Inc. * 7,641 512,023
Intapp, Inc. * 14,639 376,076
IonQ, Inc. †* 89,781 2,588,386
Kaltura, Inc. * 21,908 26,728
Kulicke & Soffa Industries, Inc. (Singapore)  13,420 881,962
Life360, Inc. †* 5,282 215,611
LiveRamp Holdings, Inc. * 16,413 435,273
Maximus, Inc. 14,174 908,553
MaxLinear, Inc. * 20,859 362,738
McGraw Hill, Inc. * 7,361 100,846
Meridian Holdings, Inc. * 713 5,148
Mitek Systems, Inc. * 11,530 155,655
N-able, Inc. * 17,817 83,205
Navan, Inc. Class A †* 9,531 126,190
Navitas Semiconductor Corp. * 52,930 464,196
NCR Atleos Corp. * 19,212 837,259
NCR Voyix Corp. * 36,503 231,064
NetScout Systems, Inc. * 18,265 580,644
NextNav, Inc. * 24,823 397,664
Nutex Health, Inc. †* 1,340 127,354
Omada Health, Inc. * 8,602 108,127
ON24, Inc. * 9,497 76,926
OneSpan, Inc. 9,612 101,214
Ouster, Inc. * 14,729 270,572
Pagaya Technologies Ltd. Class A * 15,889 185,107
PagerDuty, Inc. * 22,474 139,564
PAR Technology Corp. * 11,031 147,043
PDF Solutions, Inc. * 8,091 264,657
Penguin Solutions, Inc. * 13,841 243,602
Photronics, Inc. * 14,679 593,178
Phreesia, Inc. * 15,176 127,175
Pitney Bowes, Inc. 29,055 321,058
Planet Labs PBC * 70,483 1,970,000
Playstudios, Inc. * 22,189 10,411
Playtika Holding Corp. 15,038 41,806
Porch Group, Inc. * 21,698 155,575
Power Integrations, Inc. 14,350 734,720
Progress Software Corp. * 10,845 278,174
PubMatic, Inc. Class A * 10,931 89,416
Qualys, Inc. * 9,352 821,573
Quantum Computing, Inc. †* 51,858 355,227
Rackspace Technology, Inc. †* 27,320 26,768
Rambus, Inc. * 28,075 2,415,292
Rapid7, Inc. * 17,032 93,846
Red Violet, Inc. * 2,951 102,105
ReposiTrak, Inc. 3,386 25,734
Rezolve AI PLC †* 58,326 149,315
Richardson Electronics Ltd. 3,114 34,098
Rigetti Computing, Inc. †* 85,189 1,196,054
Rimini Street, Inc. * 10,209 33,486
Sapiens International Corp. NV * (Israel)  7,791 338,909
Schrodinger, Inc. * 14,364 163,175
SEMrush Holdings, Inc. Class A * 12,645 150,981
Semtech Corp. * 24,210 1,861,507
Silicon Laboratories, Inc. * 8,528 1,775,103
Silvaco Group, Inc. * 1,766 12,503
Simulations Plus, Inc. * 3,508 41,465
SiTime Corp. * 5,852 2,020,988
Skillsoft Corp. †* 1,334 5,723
SkyWater Technology, Inc. * 9,257 253,734

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SoundHound AI, Inc. Class A †* 102,189 $ 702,038
Sprout Social, Inc. Class A * 13,895 79,202
SPS Commerce, Inc. * 9,930 552,803
Synaptics, Inc. * 10,128 709,365
Talkspace, Inc. * 39,124 202,467
Teads Holding Co. * 11,464 7,550
Telos Corp. * 14,152 59,297
Tenable Holdings, Inc. * 31,052 525,245
TruBridge, Inc. * 2,694 39,440
TTEC Holdings, Inc. * 5,453 13,633
Ultra Clean Holdings, Inc. * 11,677 726,076
Unisys Corp. * 16,111 33,350
V2X, Inc. * 6,882 471,417
Varonis Systems, Inc. * 30,780 660,847
Veeco Instruments, Inc. * 15,536 526,049
Vertex, Inc. Class A * 18,425 219,073
Via Transportation, Inc. Class A * 2,620 39,300
Viant Technology, Inc. Class A * 4,212 47,174
Vishay Precision Group, Inc. * 3,263 141,679
VTEX Class A * (Brazil)  15,096 60,384
Vuzix Corp. †* 16,997 39,263
Waystar Holding Corp. * 28,317 682,723
Weave Communications, Inc. * 15,566 71,915
Whitefiber, Inc. * 2,805 33,408
WM Technology, Inc. * 24,471 16,112
Workiva, Inc. * 13,274 791,529
Xerox Holdings Corp. † 30,574 39,440
Yext, Inc. * 26,912 103,342
Zeta Global Holdings Corp. Class A †* 54,794 872,320
62,794,167
Utilities - 3.0%
spacing
Ameresco, Inc. Class A * 8,427 214,888
American States Water Co. 9,904 748,940
Avista Corp. 21,528 864,134
Black Hills Corp. 19,787 1,373,416
Brookfield Infrastructure Corp. Class A (Canada)  31,532 1,246,145
California Water Service Group 15,460 700,956
Chesapeake Utilities Corp. 6,134 775,154
Consolidated Water Co. Ltd. 3,900 129,168
Genie Energy Ltd. Class B  5,653 79,933
Global Water Resources, Inc. 2,358 17,897
H2O America 8,695 510,136
Hawaiian Electric Industries, Inc. * 42,613 632,377
MGE Energy, Inc. 9,488 733,328
Middlesex Water Co. 4,557 237,192
New Jersey Resources Corp. 26,565 1,458,950
Northwest Natural Holding Co. 10,948 582,653
Northwestern Energy Group, Inc. 16,193 1,067,766
Oklo, Inc. †* 31,761 1,575,028
ONE Gas, Inc. 15,635 1,346,643
Ormat Technologies, Inc. 15,829 1,771,582
Otter Tail Corp. 9,971 875,155
Portland General Electric Co. 29,463 1,554,762
RGC Resources, Inc. 2,124 46,834
Southwest Gas Holdings, Inc. 17,861 1,552,121
Spire, Inc. 15,173 1,373,763
TXNM Energy, Inc. 26,053 1,523,058
Unitil Corp. 4,519 236,073
a Shares Value
York Water Co. 3,296 $ 100,363
23,328,415
Total Common Stocks
    (Cost $591,608,929) 762,886,675
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $591,630,029) 762,923,483
SECURITIES LENDING COLLATERAL - 7.6%
Mutual Funds - 0.9%
The Morgan Stanley Institutional Liquidity Funds
3.520% 7,093,695 7,093,695
Principal
Amount
Repurchase Agreements - 6.7%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$35,502,646; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $36,212,699) $ 35,499,007 35,499,007
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$16,272,921; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$16,676,686) 16,247,602 16,247,602
51,746,609
Total Securities Lending Collateral
(Cost $58,840,304) 58,840,304
a
TOTAL INVESTMENTS - 106.9%
(Cost $650,470,333) 821,763,787
DERIVATIVES - 0.0% 24,418
OTHER ASSETS & LIABILITIES, NET - (6.9%) (53,069,532)
NET ASSETS - 100.0% $ 768,718,673

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $33,179 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 06/26 49 $ 6,130,472 $ 6,154,890 $ 24,418

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 50.3%
Basic Materials - 0.9%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 360,000 $ 355,071
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ 330,000 323,895
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 261,000 263,013
5.338% due 04/04/27 ~ 490,000 494,021
Mosaic Co.
4.050% due 11/15/27  310,000 308,104
1,744,104
Communications - 0.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  369,000 344,948
3.750% due 02/15/28  360,000 353,827
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 200,514
4.620% due 07/16/28 ~ 223,000 223,884
Orange SA (France)
4.000% due 01/13/29 ~ 234,000 231,707
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  470,000 465,415
1,820,295
Consumer, Cyclical - 4.0%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 418,000 415,146
American Honda Finance Corp.
4.308% (SOFR + 0.650%)
due 11/19/27 § 600,000 597,748
4.390% (SOFR + 0.730%)
due 08/13/27 § 300,000 299,779
4.538% (SOFR + 0.870%)
due 07/09/27 § 300,000 300,242
AutoNation, Inc.
4.450% due 01/15/29  435,000 431,505
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,966
5.125% due 06/15/30  69,000 70,214
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 350,000 352,945
Ford Motor Credit Co. LLC
4.950% due 05/28/27  410,000 409,990
5.800% due 03/05/27  600,000 603,452
5.850% due 05/17/27  700,000 705,325
6.950% due 06/10/26  200,000 200,478
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 298,267
2.350% due 02/26/27  300,000 294,328
4.350% due 01/17/27  300,000 299,635
5.000% due 04/09/27  400,000 401,851
5.400% due 05/08/27  470,000 474,251
6.000% due 01/09/28  80,000 81,819
Hyundai Capital America
due 04/06/28 # ~ 510,000 509,997
2.750% due 09/27/26 ~ 260,000 258,065
5.650% due 06/26/26 ~ 580,000 581,603
a
Principal
Amount Value
Ross Stores, Inc.
0.875% due 04/15/26  $ 60,000 $ 59,913
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ 320,000 322,130
8,028,649
Consumer, Non-Cyclical - 4.0%
Augusta SpinCo Corp.
4.398% due 03/23/29  266,000 265,309
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  360,000 358,159
4.700% due 04/02/27  690,000 691,656
BAT International Finance PLC (United Kingdom)
5.931% due 02/02/29  290,000 300,889
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 200,000 198,029
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 650,000 656,008
Centene Corp.
4.250% due 12/15/27  195,000 191,662
Cigna Group
3.400% due 03/01/27  380,000 376,589
CVS Health Corp.
1.300% due 08/21/27  750,000 718,837
2.875% due 06/01/26  160,000 159,601
6.250% due 06/01/27  660,000 672,934
Global Payments, Inc.
4.500% due 11/15/28  382,000 378,388
HCA, Inc.
3.125% due 03/15/27  260,000 256,739
4.500% due 02/15/27  280,000 280,031
5.200% due 06/01/28  680,000 690,320
Humana, Inc.
1.350% due 02/03/27  20,000 19,482
3.950% due 03/15/27  300,000 298,751
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 220,000 220,192
6.125% due 07/27/27 ~ 390,000 398,014
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 150,000 151,447
Mars, Inc.
4.600% due 03/01/28 ~ 204,000 205,311
Philip Morris International, Inc.
4.125% due 04/28/28  250,000 249,622
4.326% (SOFR + 0.660%)
due 10/27/28 § 425,000 424,843
8,162,813
Energy - 4.0%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  260,000 258,593
5.000% due 12/15/29  511,000 519,131
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ 200,000 206,532
DCP Midstream Operating LP
5.625% due 07/15/27  564,000 571,449
Diamondback Energy, Inc.
5.200% due 04/18/27  360,000 362,916
Enbridge, Inc. (Canada)
5.250% due 04/05/27  300,000 302,590
5.300% due 04/05/29  660,000 673,715
5.900% due 11/15/26  690,000 695,893

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
EQT Corp.
3.125% due 05/15/26 ~ $ 380,000 $ 379,251
3.900% due 10/01/27  105,000 103,754
Hess Corp.
4.300% due 04/01/27  380,000 380,298
MPLX LP
4.250% due 12/01/27  300,000 299,260
Northwest Pipeline LLC
4.000% due 04/01/27  80,000 79,721
ONEOK, Inc.
4.000% due 07/13/27  500,000 497,349
4.250% due 09/24/27  690,000 688,452
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  516,000 499,489
4.500% due 12/15/26  610,000 610,354
4.700% due 01/15/31  100,000 99,731
Targa Resources Corp.
4.350% due 01/15/29  53,000 52,790
Western Midstream Operating LP
4.650% due 07/01/26  580,000 580,000
Williams Cos., Inc.
4.900% due 03/15/29  198,000 200,355
8,061,623
Financial - 31.2%
ABN AMRO Bank NV (Netherlands)
4.988% due 12/03/28 ~ 300,000 302,355
6.339% due 09/18/27 ~ † 600,000 605,160
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  400,000 395,829
4.125% due 02/28/29  210,000 207,258
4.375% due 11/15/30  150,000 147,466
4.625% due 10/15/27  500,000 500,749
6.100% due 01/15/27  390,000 394,331
6.450% due 04/15/27  450,000 458,576
American Express Co.
5.098% due 02/16/28  247,000 248,377
5.389% due 07/28/27  300,000 300,810
American Tower Corp.
3.375% due 10/15/26  260,000 258,527
3.600% due 01/15/28  700,000 689,797
3.650% due 03/15/27  200,000 198,610
Aon North America, Inc.
5.125% due 03/01/27  300,000 301,609
5.150% due 03/01/29  190,000 194,102
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 196,000 189,861
5.450% due 09/09/28 ~ 357,000 353,459
5.700% due 03/15/28  360,000 359,592
Arthur J Gallagher & Co.
4.600% due 12/15/27  166,000 166,521
Athene Global Funding
1.608% due 06/29/26 ~ 300,000 297,806
4.596% (SOFR + 0.950%)
due 04/19/27 ~ § 300,000 300,091
4.950% due 01/07/27 ~ 400,000 401,197
5.516% due 03/25/27 ~ 670,000 675,672
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 574,000 576,152
6.375% due 05/04/28 ~ 660,000 679,560
Bank of America Corp.
3.824% due 01/20/28  700,000 696,617
a
Principal
Amount Value
4.948% due 07/22/28  $ 685,000 $ 689,577
5.202% due 04/25/29  670,000 679,638
5.819% due 09/15/29  240,000 247,612
5.933% due 09/15/27  560,000 563,935
Bank of Montreal (Canada)
4.567% due 09/10/27  700,000 700,789
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  700,000 693,849
4.404% due 09/08/28  830,000 829,364
4.408% (SOFR + 0.760%)
due 09/15/28 § 290,000 290,056
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 197,000
4.219% due 05/24/30  200,000 196,985
4.837% due 09/10/28  400,000 401,627
5.501% due 08/09/28  590,000 596,928
5.674% due 03/12/28  490,000 494,690
5.829% due 05/09/27  700,000 700,772
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,517
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 300,000 297,783
4.792% due 05/09/29 ~ 690,000 692,591
Brown & Brown, Inc.
4.600% due 12/23/26  90,000 90,285
4.700% due 06/23/28  50,000 50,155
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  660,000 665,687
Capital One Financial Corp.
1.878% due 11/02/27  570,000 560,637
7.149% due 10/29/27  670,000 679,260
Citigroup, Inc.
1.462% due 06/09/27  480,000 477,248
3.070% due 02/24/28  710,000 701,533
5.174% due 02/13/30  199,000 202,094
Citizens Bank NA
4.575% due 08/09/28  400,000 400,307
Cooperatieve Rabobank UA (Netherlands)
5.564% due 02/28/29 ~ 310,000 315,978
Corebridge Financial, Inc.
3.650% due 04/05/27  700,000 693,832
Crown Castle, Inc.
1.050% due 07/15/26  300,000 297,152
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~ 680,000 679,105
5.427% due 03/01/28 ~ 700,000 706,740
Deutsche Bank AG (Germany)
2.552% due 01/07/28  600,000 590,738
5.373% due 01/10/29  435,000 440,152
5.706% due 02/08/28  450,000 453,824
7.146% due 07/13/27  670,000 674,560
Equitable America Global Funding
4.650% due 06/09/28 ~ 310,000 309,566
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,514
1.400% due 08/27/27 ~ 60,000 57,485
4.875% due 11/19/27 ~ 670,000 674,305
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 300,000 305,673
Goldman Sachs Group, Inc.
1.948% due 10/21/27  260,000 256,473
2.640% due 02/24/28  430,000 423,129
3.691% due 06/05/28  620,000 614,624

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.148% due 01/21/29  $ 410,000 $ 407,582
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ † 553,000 539,077
5.150% due 04/02/29 ~ 199,000 193,449
5.300% due 06/05/27 ~ 120,000 119,444
5.450% due 01/14/28  250,000 248,238
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  550,000 546,032
5.597% due 05/17/28  330,000 333,760
5.887% due 08/14/27  690,000 693,408
7.390% due 11/03/28  650,000 677,720
Huntington Bancshares, Inc.
4.443% due 08/04/28  630,000 629,682
Huntington National Bank
4.388% (SOFR + 0.720%)
due 04/12/28 § 250,000 250,139
ING Groep NV (Netherlands)
1.726% due 04/01/27  200,000 200,000
4.858% due 03/25/29  410,000 412,673
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 210,000 208,538
Jackson Financial, Inc.
5.170% due 06/08/27  690,000 694,894
Jackson National Life Global Funding
4.638% (SOFR + 0.970%)
due 01/14/28 ~ § 300,000 299,613
4.900% due 01/13/27 ~ 237,000 237,904
JPMorgan Chase & Co.
1.578% due 04/22/27  710,000 708,863
2.069% due 06/01/29  370,000 352,111
2.182% due 06/01/28  710,000 692,246
5.012% due 01/23/30  488,000 494,897
6.087% due 10/23/29  650,000 675,502
Lloyds Banking Group PLC (United Kingdom)
4.709% (SOFR + 1.060%)
due 06/13/29 § 300,000 301,288
5.462% due 01/05/28  590,000 594,419
5.871% due 03/06/29  570,000 584,226
LPL Holdings, Inc.
4.900% due 04/03/28  102,000 102,360
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  600,000 595,266
5.414% due 09/13/28  690,000 699,513
Morgan Stanley
1.593% due 05/04/27  200,000 199,448
3.591% due 07/22/28 § 580,000 573,307
3.772% due 01/24/29  700,000 690,810
4.133% due 10/18/29  534,000 527,914
4.238% due 01/09/30  310,000 306,937
5.173% due 01/16/30  680,000 689,676
5.656% due 04/18/30  660,000 679,059
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 198,793
3.073% due 05/22/28  550,000 541,236
4.756% (SOFR + 1.100%)
due 05/23/29 § 280,000 281,120
5.516% due 09/30/28  300,000 304,462
5.583% due 03/01/28  530,000 535,311
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 300,000 303,817
PNC Financial Services Group, Inc.
5.102% due 07/23/27  700,000 701,378
5.300% due 01/21/28  460,000 463,209
a
Principal
Amount Value
6.615% due 10/20/27  $ 670,000 $ 677,811
RGA Global Funding
4.350% due 08/25/28 ~ 506,000 503,644
Royal Bank of Canada (Canada)
4.364% (SOFR + 0.700%)
due 11/03/28 § 630,000 628,366
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 510,000 514,638
Societe Generale SA (France)
5.249% due 05/22/29 ~ 260,000 262,582
5.500% due 04/13/29 ~ 623,000 632,486
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 288,000 285,051
6.301% due 01/09/29 ~ 310,000 318,502
Takeoff Merger Sub, Inc.
4.400% due 03/24/28 ~ 79,000 78,604
4.500% due 03/24/29 ~ 79,000 78,507
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  300,000 299,299
Truist Financial Corp.
1.125% due 08/03/27  300,000 287,622
4.873% due 01/26/29  590,000 594,061
5.435% due 01/24/30  570,000 583,512
6.047% due 06/08/27  430,000 431,101
U.S. Bancorp
5.384% due 01/23/30  380,000 389,221
6.787% due 10/26/27  650,000 658,721
U.S. Bank NA
4.570% (SOFR + 0.910%)
due 05/15/28 § 350,000 351,420
UBS AG (Switzerland)
4.458% (SOFR + 0.810%)
due 03/16/29 § 650,000 650,668
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 250,000 247,320
4.703% due 08/05/27 ~ † 700,000 700,231
VICI Properties LP
4.750% due 02/15/28  600,000 600,769
4.750% due 04/01/28  15,000 15,018
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 500,000 498,718
Wells Fargo & Co.
2.393% due 06/02/28  700,000 683,357
3.196% due 06/17/27  620,000 618,254
3.526% due 03/24/28  700,000 694,386
4.900% due 01/24/28  203,000 203,767
5.707% due 04/22/28  80,000 81,044
6.303% due 10/23/29  630,000 656,230
Western-Southern Global Funding
4.250% due 01/29/29 ~ 508,000 503,791
62,829,875
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27  83,000 83,228
Boeing Co.
2.700% due 02/01/27  720,000 710,084
5.040% due 05/01/27  330,000 331,914
6.259% due 05/01/27  70,000 71,229
CNH Industrial Capital LLC
1.450% due 07/15/26  360,000 356,775
4.500% due 10/08/27  577,000 576,951
4.750% due 03/21/28  320,000 321,499

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ingersoll Rand, Inc.
5.197% due 06/15/27  $ 360,000 $ 363,247
2,814,927
Technology - 1.1%
Broadcom, Inc.
4.200% due 10/15/30  142,000 140,398
5.050% due 07/12/27  134,000 135,409
Dell International LLC/EMC Corp.
4.150% due 02/15/29  319,000 316,412
4.900% due 10/01/26  640,000 640,947
5.250% due 02/01/28  200,000 202,736
Leidos, Inc.
4.100% due 03/15/29  171,000 169,347
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  66,000 65,708
Oracle Corp.
4.772% (SOFR + 1.110%)
due 02/04/29 § 650,000 644,327
2,315,284
Utilities - 2.8%
AES Corp.
5.450% due 06/01/28 † 577,000 582,413
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,958
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 200,000 195,971
Dominion Energy, Inc.
1.450% due 04/15/26  299,000 298,638
2.850% due 08/15/26  60,000 59,682
DTE Energy Co.
4.875% due 06/01/28  365,000 368,353
Duke Energy Corp.
4.850% due 01/05/29  300,000 303,846
Emera U.S. Finance LLC
4.500% due 04/01/29  384,000 383,619
ENEL Finance International NV (Italy)
3.500% due 04/06/28 ~ 410,000 402,155
4.125% due 09/30/28 ~ 200,000 198,394
Exelon Corp.
2.750% due 03/15/27  360,000 354,587
5.150% due 03/15/29  190,000 193,681
FirstEnergy Corp.
3.900% due 07/15/27  510,000 505,973
FirstEnergy Transmission LLC
4.550% due 01/15/30  200,000 199,873
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  133,000 133,684
NiSource, Inc.
5.250% due 03/30/28  560,000 569,034
Pacific Gas & Electric Co.
2.100% due 08/01/27  183,000 177,428
5.450% due 06/15/27  300,000 303,047
Pinnacle West Capital Corp.
4.900% due 05/15/28  40,000 40,320
Southern Co.
5.500% due 03/15/29  40,000 41,221
a
Principal
Amount Value
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ $ 318,000 $ 319,128
5,691,005
Total Corporate Bonds & Notes
    (Cost $101,515,035) 101,468,575
MORTGAGE-BACKED SECURITIES - 3.4%
Collateralized Mortgage Obligations - Commercial - 3.3%
ALA Trust
5.416% (SOFR + 1.743%)
due 06/15/40 ~ § 190,000 190,773
ARES Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 02/15/43 ~ § 100,000 99,707
Benchmark Mortgage Trust
3.042% due 08/15/52  138,680 136,116
BLP Commercial Mortgage Trust
5.015% (SOFR + 1.342%)
due 03/15/41 ~ § 171,331 171,532
BX Commercial Mortgage Trust
due 04/15/43 # ~ § 172,000 172,215
4.873% (SOFR + 1.200%)
due 03/15/43 ~ § 280,000 279,685
4.965% (SOFR + 1.293%)
due 12/15/39 ~ § 357,561 357,950
5.064% (SOFR + 1.392%)
due 03/15/41 ~ § 204,781 205,264
5.115% (SOFR + 1.442%)
due 02/15/39 ~ § 82,316 82,511
5.116% (SOFR + 1.443%)
due 04/15/40 ~ § 122,397 122,575
BX Trust
4.423% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,851
4.816% (SOFR + 1.144%)
due 03/15/30 ~ § 390,406 388,898
4.823% (SOFR + 1.150%)
due 02/15/35 ~ § 383,000 381,447
5.066% (SOFR + 1.393%)
due 03/15/30 ~ § 28,304 28,115
5.114% (SOFR + 1.442%)
due 04/15/41 ~ § 591,758 592,548
5.164% (SOFR + 1.491%)
due 04/15/37 ~ § 57,723 57,764
CD Mortgage Trust
3.514% due 05/10/50 § 321,000 317,885
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 101,240
Extended Stay America Trust
4.873% (SOFR + 1.200%)
due 02/15/43 ~ § 324,943 325,363
4.973% (SOFR + 1.300%)
due 10/15/42 ~ § 605,000 605,794
GS Mortgage Securities Trust
4.106% due 07/10/51 § 67,784 67,576
HAVN Trust
5.373% (SOFR + 1.700%)
due 10/15/35 ~ § 15,000 14,934
Hilton USA Trust
4.194% due 11/05/38 ~ § 100,000 99,720

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
JPMDB Commercial Mortgage Securities Trust
3.409% due 10/15/50  $ 118,000 $ 116,106
3.492% due 03/15/50  63,184 62,893
Morgan Stanley Capital I Trust
1.925% due 07/15/53  270,244 254,297
PLYM Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 03/15/43 ~ § 319,000 317,877
5.123% (SOFR + 1.450%)
due 03/15/43 ~ § 100,000 99,424
TCO Commercial Mortgage Trust
4.915% (SOFR + 1.243%)
due 12/15/39 ~ § 301,000 300,856
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  229,804 228,839
3.063% due 12/15/52  42,590 41,744
3.615% due 12/15/49  58,257 58,123
3.933% due 03/15/52  201,976 200,737
4.760% due 03/15/38 ~ § 100,000 100,034
6,666,393
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 61,639 60,680
OLIT Trust
3.000% due 11/25/38 ~ § 71,037 69,329
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 44,980 44,132
174,141
Total Mortgage-Backed Securities
    (Cost $6,820,935) 6,840,534
ASSET-BACKED SECURITIES - 19.3%
Automobile Other - 1.2%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 100,000 98,996
Exeter Automobile Receivables Trust
4.400% due 05/15/30  160,000 159,906
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  75,000 75,464
GMF Floorplan Owner Revolving Trust
4.422% (SOFR + 0.750%)
due 03/15/29 ~ § 125,000 125,459
4.790% due 03/15/29 ~ 100,000 100,490
4.822% (SOFR + 1.150%)
due 06/15/28 ~ § 494,000 494,763
4.910% due 03/15/30 ~ 145,000 146,046
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  195,000 195,880
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 159,399 160,521
5.038% due 07/25/31 ~ 13,656 13,754
5.121% due 12/29/32 ~ 115,310 116,274
5.185% due 07/25/31 ~ 62,818 63,338
Volkswagen Auto Lease Trust
4.010% due 01/22/29  645,000 644,367
2,395,258
Automobile Sequential - 7.4%
Ally Auto Receivables Trust
3.960% due 03/15/30  20,000 19,988
a
Principal
Amount Value
ARI Fleet Lease Trust
4.590% due 03/15/34 ~ $ 187,985 $ 188,520
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 125,000 124,119
4.770% due 02/20/29 ~ 500,000 503,189
4.800% due 08/20/29 ~ 100,000 100,795
BMW Vehicle Lease Trust
4.430% due 06/26/28  419,000 420,547
Capital One Prime Auto Receivables Trust
3.850% due 07/15/30  55,000 54,754
4.620% due 07/16/29  45,000 45,247
CarMax Auto Owner Trust
3.970% due 12/16/30  745,000 740,706
4.840% due 01/15/30  10,000 10,073
Carvana Auto Receivables Trust
4.040% due 11/11/30  235,000 234,424
4.550% due 08/12/30  145,000 145,611
4.640% due 01/10/30  194,799 195,428
Chase Auto Owner Trust
3.860% due 10/25/30 ~ 700,000 696,569
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 690,000 693,212
4.510% due 02/22/28 ~ 223,533 224,087
4.820% due 02/20/29 ~ 145,000 146,337
5.060% due 03/20/31 ~ 150,000 152,300
5.160% due 09/20/30 ~ 650,000 659,122
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 390,000 390,416
Ford Credit Auto Owner Trust
4.450% due 10/15/29  290,000 291,419
4.610% due 08/15/29  25,000 25,163
Ford Credit Floorplan Master Owner Trust A
4.422% (SOFR + 0.750%)
due 04/15/29 ~ § 425,000 426,569
4.630% due 04/15/30  650,000 654,846
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  380,000 381,670
GM Financial Consumer Automobile Receivables
Trust
5.450% due 06/16/28  293,460 294,952
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 650,000 641,349
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 344,000 346,800
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  300,000 302,095
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 630,000 633,829
Hyundai Auto Receivables Trust
4.360% due 12/17/29  270,000 271,143
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  5,000 5,041
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 190,000 190,387
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  190,000 190,680
4.740% due 01/16/29  48,798 48,891
SFS Auto Receivables Securitization Trust
4.120% due 04/21/31 ~ 650,000 649,073
4.440% due 12/20/30 ~ 175,000 175,612
4.750% due 07/22/30 ~ 280,000 281,932

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ $ 411,000 $ 409,504
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 520,000 520,572
USAA Auto Owner Trust
3.950% due 12/17/29 ~ 650,000 648,875
USB Auto Owner Trust
4.490% due 06/17/30 ~ 70,000 70,326
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,849
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 380,000 378,171
4.410% due 05/18/40 ~ 300,000 300,738
4.570% due 01/18/40 ~ 630,505 632,830
World Omni Auto Receivables Trust
3.950% due 03/17/31  15,000 14,927
4.730% due 03/15/30  165,000 166,226
World Omni Select Auto Trust
4.080% due 08/15/31  40,000 39,817
14,859,730
Credit Card Bullet - 0.7%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 181,419
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 400,000 403,647
5.530% due 05/15/29 ~ 260,000 261,519
WF Card Issuance Trust
4.340% due 05/15/30  660,000 663,858
1,510,443
Other Asset-Backed Securities - 10.0%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 322,567 322,841
5.080% due 04/15/30 ~ 10,669 10,675
Affirm Master Trust
4.370% due 02/15/34 ~ 350,000 348,816
4.990% due 02/15/33 ~ 475,000 478,049
AIMCO CLO (Cayman)
due 04/16/37 # ~ § 610,000 610,000
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 111,022 111,820
Bain Capital Credit CLO Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 04/20/34 ~ § 820,000 821,001
4.819% (SOFR + 1.150%)
due 04/22/35 ~ § 250,000 249,937
Barings CLO Ltd. (Cayman)
4.808% (SOFR + 1.140%)
due 01/20/36 ~ § 500,000 500,019
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 274,340 275,558
Benefit Street Partners CLO XXV Ltd. (Cayman)
4.672% (SOFR + 1.000%)
due 01/15/35 ~ § 311,000 311,118
Buckhorn Park CLO Ltd. (Cayman)
4.738% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,217
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,975
4.590% due 08/16/27 ~ 51,058 51,151
4.770% due 08/15/35 ~ 600,000 604,265
DLLAA LLC
4.950% due 09/20/29 ~ 735,000 743,242
a
Principal
Amount Value
DLLAD LLC
5.300% due 07/20/29 ~ $ 633,000 $ 643,112
DLLMT LLC
4.030% due 07/20/28 ~ 135,000 134,934
4.200% due 12/20/29 ~ 65,000 64,916
Dryden 68 CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/35 ~ § 500,000 500,233
Flatiron CLO 19 Ltd. (Cayman)
4.833% (SOFR + 1.180%)
due 11/16/34 ~ § 175,046 175,181
Flatiron CLO 23 LLC
4.908% (SOFR + 1.240%)
due 04/17/36 ~ § 250,000 249,990
Flatiron CLO 28 Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/36 ~ § 250,000 250,051
Flatiron RR CLO 22 LLC
4.582% (SOFR + 0.910%)
due 10/15/34 ~ § 730,000 729,307
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 386,131 386,438
4.930% due 06/25/60 ~ 47,800 47,974
Hartwick Park CLO Ltd. (Jersey)
4.828% (SOFR + 1.160%)
due 01/20/37 ~ § 630,000 630,016
HPEFS Equipment Trust
4.030% due 11/22/32 ~ 640,000 638,749
5.360% due 10/20/31 ~ 206,387 207,164
Invesco CLO Ltd. (Cayman)
4.749% (SOFR + 1.080%)
due 10/22/34 ~ § 250,000 249,750
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 680,000 685,635
5.260% due 11/15/28 ~ 150,000 151,783
M&T Equipment Notes
4.700% due 12/16/27 ~ 89,943 90,263
Madison Park Funding XLV Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § 650,000 650,679
Madison Park Funding XXVII Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 04/20/38 ~ § 225,000 225,246
Magnetite XXIII Ltd. (Cayman)
4.637% (SOFR + 0.990%)
due 01/25/35 ~ § 660,000 660,196
Marlette Funding Trust
4.750% due 07/16/35 ~ 29,182 29,210
4.950% due 07/16/35 ~ 250,000 250,425
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.699% (SOFR + 1.040%)
due 07/23/36 ~ § 600,000 600,116
OHA Credit Funding 22 Ltd. (Cayman)
4.998% (SOFR + 1.330%)
due 07/20/38 ~ § 250,000 250,042
Oportun Issuance Trust
4.320% due 01/09/34 ~ 100,000 99,545
4.490% due 07/08/33 ~ 241,000 240,481
4.880% due 05/09/33 ~ 130,000 130,276
Palmer Square Loan Funding Ltd. (Cayman)
4.612% (SOFR + 0.940%)
due 07/15/33 ~ § 258,590 258,749

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
a
Principal
Amount Value
4.819% (SOFR + 1.150%)
due 01/15/33 ~ § $ 484,000 $ 482,400
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 30,000 30,009
4.940% due 10/20/28 ~ 40,848 41,048
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 235,871 235,052
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 81,781 82,343
RCKT Trust
4.480% due 11/27/34 ~ 64,301 64,317
4.900% due 07/25/34 ~ 41,911 42,003
Reach ABS Trust
4.930% due 08/18/32 ~ 117,891 118,390
RKTL Trust
4.070% due 02/26/35 ~ 261,383 261,148
4.330% due 02/26/35 ~ 280,000 278,314
RR 16 Ltd. (Cayman)
4.722% (SOFR + 1.050%)
due 07/15/36 ~ § 700,000 700,374
Sixth Street CLO XIX Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/17/38 ~ § 280,000 280,343
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 415,697 415,115
4.470% due 08/15/34 ~ 56,550 56,566
Upstart Securitization Trust
4.600% due 09/20/35 ~ 264,487 264,566
Valley Stream Park CLO Ltd. (Jersey)
4.858% (SOFR + 1.190%)
due 01/20/37 ~ § 950,000 950,052
Verdant Receivables LLC
4.850% due 03/13/28 ~ 81,089 81,372
Verizon Master Trust
4.620% due 11/20/30  250,000 252,045
4.710% due 01/21/31  230,000 232,451
Voya CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 01/20/38 ~ § 196,429 196,669
20,083,722
Total Asset-Backed Securities
    (Cost $38,828,299) 38,849,153
U.S. TREASURY OBLIGATIONS - 10.6%
U.S. Treasury Notes - 10.6%
3.500% due 09/30/26 ‡ 10,746,400 10,732,232
4.250% due 03/15/27 ‡ 10,618,400 10,670,657
21,402,889
Total U.S. Treasury Obligations
    (Cost $21,379,525) 21,402,889
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 14.9%
U.S. Treasury Bills - 14.9%
3.564% due 04/21/26  $ 14,496,200 $ 14,467,022
3.671% due 06/25/26 ‡ 15,625,300 15,493,131
29,960,153
Total Short-Term Investments
(Cost $29,962,379) 29,960,153
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.5%
    (Cost $198,506,173) 198,521,304
Shares
SECURITIES LENDING COLLATERAL - 1.1%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 281,141 281,141
Principal
Amount
Repurchase Agreements - 1.0%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$1,407,060; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $1,435,201) $ 1,406,916 1,406,916
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$644,937; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $660,939) 643,934 643,934
2,050,850
Total Securities Lending Collateral
(Cost $2,331,991) 2,331,991
a
TOTAL INVESTMENTS - 99.6%
(Cost $200,838,164) 200,853,295
DERIVATIVES - (0.3%) (703,075)
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,428,531
NET ASSETS - 100.0% $ 201,578,751
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/26 35 $ 7,312,752 $ 7,260,586 $ 52,166

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of March 31, 2026, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 06/26 12 $ 1,314,448 $ 1,298,156 $ 16,292
CME E-Mini Russell 2000 Index 06/26 5 615,803 628,050 (12,247)
Total Futures Contracts $ 56,211
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Total Return Index SOFR + 0.440% S MSC 04/15/26 $ 29,156,318 ( $ 108,351 ) $ – ( $ 108,351 )
Russell 2000 Total Return Index SOFR + 0.500% S SGN 04/15/26 10,493,524 (39,258) – (39,258)
Russell 2000 Total Return Index SOFR + 0.535% S BOA 07/15/26 40,585,044 (152,428) – (152,428)
Russell 2000 Total Return Index SOFR + 0.540% S GSC 07/15/26 21,936,003 (82,432) – (82,432)
Russell 2000 Total Return Index SOFR + 0.515% S BOA 10/15/26 60,884,442 (228,161) – (228,161)
Russell 2000 Total Return Index SOFR + 0.560% S GSC 01/15/27 39,471,053 (148,656) – (148,656)
( $ 759,286 ) $ – ( $ 759,286 )
Total Swap Agreements ( $ 759,286 ) $ – ( $ 759,286 )

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Communications - 0.0%
Gen Digital, Inc., Exp 04/17/27 * 1,685 $ 813
Total Rights
    (Cost $6,572) 813
WARRANTS - 0.0%
Communications - 0.0%
Opendoor Technologies, Inc. Exercise @ $9.00
Exp 11/20/26 * 4,046 2,456
Total Warrants
    (Cost $0) 2,456
COMMON STOCKS - 99.7%
Basic Materials - 3.6%
spacing
AdvanSix, Inc. 16,428 400,843
Cabot Corp. 28,683 2,160,117
Caledonia Mining Corp. PLC (South Africa)  4,029 91,015
Chemours Co. 73,395 1,616,892
Commercial Metals Co. 4,604 282,824
Compass Minerals International, Inc. * 22,148 517,156
Ecovyst, Inc. * 59,595 766,392
Ferroglobe PLC 18,906 77,893
FMC Corp. 26,164 450,544
Huntsman Corp. 97,393 1,296,301
Intrepid Potash, Inc. * 2,307 98,670
Kaiser Aluminum Corp. 3,397 409,372
Koppers Holdings, Inc. 2,035 78,714
Mativ Holdings, Inc. 42,369 368,610
Mercer International, Inc. (Germany)  25,232 35,829
NewMarket Corp. 3,519 2,255,503
Oil-Dri Corp. of America 6,526 424,777
Orion SA (Germany)  33,177 215,651
Rayonier Advanced Materials, Inc. * 46,250 511,987
Stepan Co. 10,196 509,596
Sylvamo Corp. 16,098 679,980
Tronox Holdings PLC 38,626 377,376
13,626,042
Communications - 5.3%
spacing
AMC Networks, Inc. Class A * 21,407 145,354
ATN International, Inc. 5,224 142,197
Cable One, Inc. * 2,852 260,131
Cars.com, Inc. * 32,349 262,674
ePlus, Inc. 11,651 876,738
Gambling.com Group Ltd. * (Malta)  2,422 9,397
GCI Liberty, Inc. Class A * 1,823 67,178
GCI Liberty, Inc. Class C * 21,822 811,997
Globalstar, Inc. * 13,880 921,910
Harmonic, Inc. * 47,299 424,745
Iridium Communications, Inc. 56,262 1,560,708
Lands' End, Inc. * 5,026 56,492
Liberty Global Ltd. Class A * (Belgium)  72,858 880,853
Liberty Global Ltd. Class C * (Belgium)  65,313 766,121
Lyft, Inc. Class A * 89,997 1,196,960
Opendoor Technologies, Inc. * 121,388 568,096
Scholastic Corp. 12,172 475,438
Shenandoah Telecommunications Co. 12,432 191,701
a Shares Value
Telephone & Data Systems, Inc. 61,258 $ 2,578,962
Upwork, Inc. †* 56,189 615,831
Versant Media Group, Inc. * 87,132 3,225,627
Viasat, Inc. * 78,406 3,590,995
Yelp, Inc. * 15,778 390,348
20,020,453
Consumer, Cyclical - 20.5%
spacing
Abercrombie & Fitch Co. Class A * 21,808 1,992,597
Academy Sports & Outdoors, Inc. 31,153 1,758,587
Accel Entertainment, Inc. * 25,551 278,761
Advance Auto Parts, Inc. † 19,414 1,024,089
Alaska Air Group, Inc. * 55,711 2,049,051
Allegiant Travel Co. * 11,436 926,773
American Eagle Outfitters, Inc. 80,471 1,343,866
Arhaus, Inc. 22,217 150,631
BJ's Restaurants, Inc. * 10,839 380,449
Bloomin' Brands, Inc. 22,382 120,863
Blue Bird Corp. * 15,329 870,534
Boyd Gaming Corp. 22,809 1,874,444
Brunswick Corp. 27,927 2,031,969
Buckle, Inc. 12,411 625,018
Build-A-Bear Workshop, Inc. 6,279 235,149
Caleres, Inc. 18,901 199,217
Callaway Golf Co. * 96,314 1,336,838
CarMax, Inc. * 36,830 1,531,391
Carter's, Inc. 15,206 543,767
Central Garden & Pet Co. * 4,919 180,872
Central Garden & Pet Co. Class A * 31,046 1,006,511
Century Communities, Inc. 11,062 634,738
Cheesecake Factory, Inc. 16,406 898,229
Citi Trends, Inc. * 2,607 112,935
Clarus Corp. 5,690 15,477
Columbia Sportswear Co. 9,442 517,516
Cracker Barrel Old Country Store, Inc. † 11,762 330,630
Crocs, Inc. * 20,137 1,671,774
Daktronics, Inc. * 25,549 499,483
Dana, Inc. 60,542 2,037,238
Dauch Corp. * 34,134 202,415
Designer Brands, Inc. Class A  22,893 130,261
Ermenegildo Zegna NV (Italy)  32,046 333,919
Ethan Allen Interiors, Inc. 12,408 276,202
Flexsteel Industries, Inc. 2,986 134,191
Forestar Group, Inc. * 12,107 295,895
Fossil Group, Inc. * 29,391 126,675
Frontier Group Holdings, Inc. †* 46,493 164,120
G-III Apparel Group Ltd. 18,000 498,600
Gentex Corp. 66,844 1,460,541
Gentherm, Inc. * 14,398 399,976
Global Industrial Co. 466 14,688
Gold.com, Inc. 12,640 506,611
Golden Entertainment, Inc. 8,015 213,920
Goodyear Tire & Rubber Co. * 166,211 1,101,979
Hamilton Beach Brands Holding Co. Class A  841 15,937
Harley-Davidson, Inc. 56,565 1,143,744
Haverty Furniture Cos., Inc. 5,136 108,780
HNI Corp. 4,186 139,771
Hovnanian Enterprises, Inc. Class A * 1,614 179,009
Hudson Technologies, Inc. * 9,260 54,449
IMAX Corp. * 11,965 454,790
Interface, Inc. 33,290 829,587
JAKKS Pacific, Inc. 612 12,191
KB Home 22,780 1,178,865
Kewaunee Scientific Corp. * 1,623 55,620

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Kohl's Corp. 66,517 $ 858,069
La-Z-Boy, Inc. 20,310 652,763
LCI Industries 9,982 1,227,586
Lear Corp. 28,112 3,403,801
Leggett & Platt, Inc. 42,795 422,815
Life Time Group Holdings, Inc. * 63,193 1,702,419
Lifetime Brands, Inc. 6,122 35,140
Lithia Motors, Inc. 8,155 2,036,467
Macy's, Inc. 139,441 2,522,488
Malibu Boats, Inc. Class A * 8,735 226,411
Marcus Corp. 16,459 282,601
MarineMax, Inc. * 9,706 262,644
MasterCraft Boat Holdings, Inc. * 989 20,284
Methode Electronics, Inc. 5,991 33,070
Miller Industries, Inc. 3,517 160,199
Monarch Casino & Resort, Inc. 5,252 502,091
Motorcar Parts of America, Inc. * 4,371 48,343
Movado Group, Inc. 8,690 212,210
Nu Skin Enterprises, Inc. Class A  22,510 163,873
Oxford Industries, Inc. † 6,713 258,518
Phinia, Inc. 14,664 1,003,604
Polaris, Inc. 20,091 1,094,960
PriceSmart, Inc. 13,289 1,999,995
Pursuit Attractions & Hospitality, Inc. * 9,619 352,344
PVH Corp. 15,685 1,094,186
RCI Hospitality Holdings, Inc. 5,957 135,879
Rocky Brands, Inc. 1,734 67,140
Rush Enterprises, Inc. Class A  35,393 2,339,831
Rush Enterprises, Inc. Class B  2,551 164,157
Sally Beauty Holdings, Inc. * 39,346 544,942
Shoe Carnival, Inc. 12,865 200,565
Signet Jewelers Ltd. (NYSE) 17,380 1,471,043
SkyWest, Inc. * 23,479 2,156,077
Sonic Automotive, Inc. Class A  3,568 244,658
Strattec Security Corp. * 2,186 171,251
Sun Country Airlines Holdings, Inc. * 27,242 450,038
Super Group SGHC Ltd. (Guernsey)  53,388 576,590
Superior Group of Cos., Inc. 5,735 58,268
Taylor Morrison Home Corp. * 38,914 2,266,351
Tile Shop Holdings, Inc. * 4,268 12,919
Titan Machinery, Inc. * 6,705 112,108
Tri Pointe Homes, Inc. * 25,569 1,194,839
Universal Electronics, Inc. * 3,090 12,731
Urban Outfitters, Inc. * 26,269 1,664,141
Vera Bradley, Inc. * 5,609 17,724
VF Corp. 110,899 1,884,174
Victoria's Secret & Co. * 28,846 1,337,301
Virco Mfg. Corp. 6,537 40,006
Visteon Corp. 10,768 981,073
Wabash National Corp. 3,714 32,015
YETI Holdings, Inc. * 30,384 1,111,751
Zumiez, Inc. * 6,334 140,361
77,176,947
Consumer, Non-Cyclical - 9.4%
spacing
Acadia Healthcare Co., Inc. * 19,645 459,497
ACCO Brands Corp. 66,145 198,435
Acme United Corp. 1,232 55,329
Alarm.com Holdings, Inc. * 20,334 878,225
Alkermes PLC * 31,479 1,113,097
American Public Education, Inc. * 8,874 504,753
Amphastar Pharmaceuticals, Inc. * 19,085 373,875
Andersons, Inc. 9,897 710,407
ANI Pharmaceuticals, Inc. * 7,334 563,985
a Shares Value
Avanos Medical, Inc. * 5,235 $ 73,342
Boston Beer Co., Inc. Class A * 4,731 1,090,022
Cal-Maine Foods, Inc. 24,545 1,942,737
Catalyst Pharmaceuticals, Inc. * 62,442 1,546,064
Clarivate PLC * 149,458 378,129
Collegium Pharmaceutical, Inc. * 16,979 561,496
Cross Country Healthcare, Inc. * 3,120 29,328
Dole PLC 37,617 537,547
Emergent BioSolutions, Inc. * 33,456 277,685
Ennis, Inc. 10,980 235,192
Fresh Del Monte Produce, Inc. 23,442 943,775
Green Dot Corp. Class A * 25,328 284,180
Harmony Biosciences Holdings, Inc. * 24,637 690,082
Healthcare Services Group, Inc. * 37,625 697,944
Ingles Markets, Inc. Class A  9,821 882,810
Innoviva, Inc. * 21,876 509,711
John B Sanfilippo & Son, Inc. 2,436 193,248
Joint Corp. * 1,411 12,487
Kforce, Inc. 5,972 174,621
Lantheus Holdings, Inc. * 32,354 2,454,051
Lincoln Educational Services Corp. * 12,384 503,781
LivaNova PLC * 27,422 1,742,942
ManpowerGroup, Inc. 6,582 193,906
Mission Produce, Inc. * 19,262 265,045
Monte Rosa Therapeutics, Inc. * 48,859 803,731
National HealthCare Corp. 2,705 431,989
Natural Grocers by Vitamin Cottage, Inc. 9,792 253,123
Nature's Sunshine Products, Inc. * 4,719 113,209
Novocure Ltd. * 20,959 228,453
NPK International, Inc. * 43,989 637,401
Oscar Health, Inc. Class A * 69,728 799,780
Pacira BioSciences, Inc. * 3,108 70,241
PACS Group, Inc. * 31,525 1,012,583
Payoneer Global, Inc. * 83,275 402,218
Perdoceo Education Corp. 26,426 983,311
PROG Holdings, Inc. 16,772 481,189
Puma Biotechnology, Inc. * 15,714 100,412
Quanex Building Products Corp. 34,888 626,937
QuidelOrtho Corp. * 34,861 572,766
Rigel Pharmaceuticals, Inc. * 11,568 312,799
Seaboard Corp. 106 599,326
Seneca Foods Corp. Class A * 3,728 563,375
SIGA Technologies, Inc. 8,273 44,261
Spectrum Brands Holdings, Inc. 17,034 1,255,406
Tactile Systems Technology, Inc. * 5,993 156,597
Target Hospitality Corp. * 16,369 151,904
Teladoc Health, Inc. * 65,190 355,285
TrueBlue, Inc. * 5,446 21,294
United Natural Foods, Inc. * 41,117 1,852,732
Universal Technical Institute, Inc. * 12,491 450,925
Upbound Group, Inc. 18,597 335,676
USCB Financial Holdings, Inc. 1,742 32,297
Village Super Market, Inc. Class A  5,567 235,094
Weis Markets, Inc. 7,541 515,729
35,477,771
Energy - 15.5%
spacing
Alpha Metallurgical Resources, Inc. * 4,090 839,554
Amplify Energy Corp. * 29,324 182,982
Archrock, Inc. 58,975 2,052,330
Atlas Energy Solutions, Inc. 17,569 230,505
Bristow Group, Inc. 9,762 457,740
California Resources Corp. 29,747 2,059,087
Civeo Corp. * 6,972 184,479

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
CNX Resources Corp. * 56,395 $ 2,174,027
Comstock Resources, Inc. * 27,575 581,281
Core Natural Resources, Inc. 1,521 159,294
Crescent Energy Co. Class A  108,597 1,466,060
DMC Global, Inc. * 2,158 11,243
Evolution Petroleum Corp. 8,487 38,870
Expro Group Holdings NV * 41,864 728,852
Forum Energy Technologies, Inc. * 3,497 205,134
FutureFuel Corp. 7,673 29,541
Gran Tierra Energy, Inc. * (Colombia)  28,874 259,000
Granite Ridge Resources, Inc. 33,697 197,801
Gulfport Energy Corp. * 5,955 1,259,899
Hallador Energy Co. * 16,508 268,750
Helix Energy Solutions Group, Inc. * 47,011 464,939
Helmerich & Payne, Inc. 34,176 1,231,361
HighPeak Energy, Inc. † 14,932 103,031
Innovex International, Inc. * 18,395 448,654
Kimbell Royalty Partners LP 33,960 491,401
Kodiak Gas Services, Inc. 27,453 1,601,059
Liberty Energy, Inc. 66,232 1,907,482
Magnolia Oil & Gas Corp. Class A  63,637 2,009,020
Matador Resources Co. 23,510 1,485,362
Matrix Service Co. * 11,870 136,268
Murphy Oil Corp. 63,442 2,616,983
Nabors Industries Ltd. * 7,559 650,528
Natural Gas Services Group, Inc. 4,355 164,358
Noble Corp. PLC † 52,728 2,587,363
Northern Oil & Gas, Inc. 38,820 1,134,709
NOV, Inc. 149,717 2,816,177
Oceaneering International, Inc. * 35,514 1,259,682
Oil States International, Inc. * 16,993 197,799
Par Pacific Holdings, Inc. * 19,000 1,190,160
Patterson-UTI Energy, Inc. 139,501 1,510,796
Peabody Energy Corp. 49,245 1,622,623
ProFrac Holding Corp. Class A * 9,747 60,431
ProPetro Holding Corp. * 40,304 580,781
Ranger Energy Services, Inc. Class A  6,957 119,243
Riley Exploration Permian, Inc. 7,736 281,977
RPC, Inc. 48,913 346,304
SandRidge Energy, Inc. 18,910 308,422
Seadrill Ltd. * (Norway)  20,606 937,573
Select Water Solutions, Inc. 39,798 608,909
SM Energy Co. 95,319 2,972,046
Smart Sand, Inc. 8,700 44,544
SolarEdge Technologies, Inc. * 34,500 1,761,225
Summit Midstream Corp. * 2,412 72,939
SunCoke Energy, Inc. 46,985 305,872
Talos Energy, Inc. * 54,547 859,661
TETRA Technologies, Inc. * 53,823 458,572
Tidewater, Inc. * 16,013 1,337,886
Transocean Ltd. * 329,572 2,185,062
VAALCO Energy, Inc. 66,997 424,761
Valaris Ltd. * 21,425 2,100,507
Vitesse Energy, Inc. 11,998 217,884
Weatherford International PLC 27,660 2,616,083
XPLR Infrastructure LP * 39,866 423,377
58,040,243
Financial - 27.0%
spacing
1st Source Corp. 6,050 418,721
ACNB Corp. 1,198 57,348
Air Lease Corp. 35,629 2,313,747
Alerus Financial Corp. 7,383 175,051
Amalgamated Financial Corp. 8,693 337,897
a Shares Value
Amerant Bancorp, Inc. 13,368 $ 294,631
American Coastal Insurance Corp. 10,120 113,850
American Integrity Insurance Group, Inc. 4,961 95,648
AMERISAFE, Inc. 4,704 156,784
Ames National Corp. 1,662 46,902
Arrow Financial Corp. 3,792 127,297
Associated Banc-Corp. 61,529 1,591,140
Assured Guaranty Ltd. 13,330 1,086,128
Atlanticus Holdings Corp. * 3,088 162,027
Avidbank Holdings, Inc. * 3,312 94,392
Axis Capital Holdings Ltd. 25,742 2,610,496
Axos Financial, Inc. * 20,711 1,762,299
Banc of California, Inc. 47,232 830,339
Bancorp, Inc. * 15,006 806,272
Bank of Hawaii Corp. 15,668 1,163,349
Bank of NT Butterfield & Son Ltd. (Bermuda)  17,959 942,488
Bank OZK 42,079 1,931,005
Bank7 Corp. 1,056 42,113
BankUnited, Inc. 27,906 1,260,235
Bankwell Financial Group, Inc. 1,226 59,486
Banner Corp. 6,880 417,478
Bar Harbor Bankshares 123 3,991
BCB Bancorp, Inc. 2,533 22,746
Bread Financial Holdings, Inc. 13,914 1,042,019
Bridgewater Bancshares, Inc. * 5,242 92,783
Brighthouse Financial, Inc. * 30,693 1,837,897
Burke & Herbert Financial Services Corp. 5,038 313,817
Business First Bancshares, Inc. 11,858 320,640
Byline Bancorp, Inc. 10,157 320,657
C&F Financial Corp. 970 70,752
California BanCorp 9,345 165,593
Camden National Corp. 3,610 171,295
Capital Bancorp, Inc. 3,038 90,350
Capital City Bank Group, Inc. 4,138 179,837
Capitol Federal Financial, Inc. 39,894 284,444
Carter Bankshares, Inc. * 5,580 130,126
Cathay General Bancorp 19,766 985,533
Central Pacific Financial Corp. 10,016 320,111
ChoiceOne Financial Services, Inc. 1,754 49,322
Citizens Financial Services, Inc. 620 37,913
City Holding Co. 3,546 423,818
CNB Financial Corp. 11,089 321,137
CNO Financial Group, Inc. 33,006 1,355,226
Colony Bankcorp, Inc. 3,701 73,909
Columbia Banking System, Inc. 76,529 2,099,190
Community Trust Bancorp, Inc. 5,233 317,748
Community West Bancshares 6,203 144,530
ConnectOne Bancorp, Inc. 14,637 391,833
Credit Acceptance Corp. †* 1,311 555,156
Customers Bancorp, Inc. * 12,690 880,813
Diamond Hill Investment Group, Inc. 1,401 241,112
Dime Community Bancshares, Inc. 9,875 333,973
Donegal Group, Inc. Class A  3,980 68,376
Employers Holdings, Inc. 7,076 291,107
Enact Holdings, Inc. 11,251 459,153
Encore Capital Group, Inc. * 9,637 675,746
Enterprise Financial Services Corp. 12,682 686,223
Esquire Financial Holdings, Inc. 2,736 294,120
Essent Group Ltd. 33,672 1,967,792
F&G Annuities & Life, Inc. 7,127 180,456
Farmers National Banc Corp. 5,024 66,116
Federal Agricultural Mortgage Corp. Class C  3,469 514,626
Fidelis Insurance Holdings Ltd. (United Kingdom)  16,224 310,041
Financial Institutions, Inc. 5,918 187,660

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
First American Financial Corp. 38,967 $ 2,349,320
First BanCorp 50,678 1,082,482
First Bank 5,677 90,832
First Busey Corp. 25,790 651,713
First Business Financial Services, Inc. 3,554 191,667
First Financial Bancorp 23,834 664,492
First Financial Corp. 4,384 277,069
First Merchants Corp. 12,443 481,917
First Mid Bancshares, Inc. 7,577 312,097
First United Corp. 2,599 95,227
Firstsun Capital Bancorp * 177 6,453
Five Star Bancorp 6,654 250,989
Flushing Financial Corp. 9,217 141,573
Franklin Financial Services Corp. 800 40,864
FS Bancorp, Inc. 1,455 56,148
Fulton Financial Corp. 56,376 1,146,688
Genworth Financial, Inc. * 106,397 863,944
Great Southern Bancorp, Inc. 3,986 251,636
Greenlight Capital Re Ltd. Class A * 6,623 114,512
Hancock Whitney Corp. 23,676 1,505,557
Hanmi Financial Corp. 10,040 264,654
Hanover Insurance Group, Inc. 11,251 1,950,361
HBT Financial, Inc. 4,451 118,931
HCI Group, Inc. 4,699 726,512
Heritage Commerce Corp. 21,228 264,925
Heritage Insurance Holdings, Inc. * 8,413 220,841
Hingham Institution For Savings 645 184,367
Home Bancorp, Inc. 1,963 118,919
HomeTrust Bancshares, Inc. 6,327 269,847
Hope Bancorp, Inc. 30,432 339,925
Horace Mann Educators Corp. 15,974 681,770
Howard Hughes Holdings, Inc. * 16,466 1,041,639
Independent Bank Corp. (IBCP US) 7,230 240,759
International Bancshares Corp. 18,724 1,259,938
International Money Express, Inc. * 13,628 215,322
Investors Title Co. 139 30,210
Jackson Financial, Inc. Class A  21,793 2,303,956
James River Group Holdings, Inc. 10,743 67,681
Jefferson Capital, Inc. 11,149 214,395
Kearny Financial Corp. 9,146 69,052
Kingstone Cos., Inc. 6,755 98,420
LendingClub Corp. * 40,699 582,810
LINKBANCORP, Inc. 4,952 41,300
Live Oak Bancshares, Inc. 12,904 426,735
Medallion Financial Corp. 5,800 49,648
Mercantile Bank Corp. 6,134 309,767
Merchants Bancorp 9,284 398,376
Mercury General Corp. 9,384 827,200
Meridian Corp. 1,290 24,458
Metrocity Bankshares, Inc. 8,031 230,249
Metropolitan Bank Holding Corp. 2,468 205,560
MGIC Investment Corp. 85,030 2,232,038
Mid Penn Bancorp, Inc. 2,052 65,992
Midland States Bancorp, Inc. 9,588 213,908
National Bank Holdings Corp. Class A  10,774 421,910
Navient Corp. 21,274 174,021
NB Bancorp, Inc. 1,424 30,004
Nelnet, Inc. Class A  4,687 604,436
NMI Holdings, Inc. * 25,563 958,868
Northeast Bank 3,003 337,447
Northfield Bancorp, Inc. 9,490 128,495
Northpointe Bancshares, Inc. 9,038 155,996
Northrim BanCorp, Inc. 8,596 196,677
Northwest Bancshares, Inc. 18,586 235,856
a Shares Value
Oak Valley Bancorp 843 $ 27,339
OceanFirst Financial Corp. 17,390 313,716
OFG Bancorp 16,455 665,769
Old Second Bancorp, Inc. 17,342 349,615
OneMain Holdings, Inc. 14,373 768,812
Onity Group, Inc. * 3,541 139,055
Oppenheimer Holdings, Inc. Class A  3,937 351,141
Orange County Bancorp, Inc. 3,768 120,501
Origin Bancorp, Inc. 7,224 299,507
Orrstown Financial Services, Inc. 7,749 279,584
Palomar Holdings, Inc. * 8,271 988,385
Parke Bancorp, Inc. 3,336 94,742
Pathward Financial, Inc. 5,659 504,953
PCB Bancorp 848 19,072
Peapack-Gladstone Financial Corp. 2,958 104,151
PennyMac Financial Services, Inc. 6,842 597,991
Peoples Bancorp of North Carolina, Inc. 1,523 59,641
Peoples Bancorp, Inc. 11,716 385,105
Peoples Financial Services Corp. 2,458 131,085
Plumas Bancorp 1,518 74,109
PRA Group, Inc. * 12,942 226,485
Preferred Bank 4,398 398,855
ProAssurance Corp. * 6,630 163,894
Provident Financial Services, Inc. 44,303 937,452
QCR Holdings, Inc. 5,375 459,294
Radian Group, Inc. 56,089 1,855,424
RBB Bancorp 5,413 115,676
Red River Bancshares, Inc. 1,880 170,027
Regional Management Corp. 2,835 91,429
Republic Bancorp, Inc. Class A  3,173 223,855
S&T Bancorp, Inc. 8,906 372,538
Safety Insurance Group, Inc. 2,907 211,165
Selective Insurance Group, Inc. 21,796 1,643,200
ServisFirst Bancshares, Inc. 15,799 1,150,641
Shore Bancshares, Inc. 13,122 245,119
Sierra Bancorp 3,971 134,696
SiriusPoint Ltd. * 48,653 1,047,986
Skyward Specialty Insurance Group, Inc. * 14,309 625,017
Slide Insurance Holdings, Inc. * 30,706 552,708
SLM Corp. 76,617 1,640,370
SmartFinancial, Inc. 2,011 78,590
South Plains Financial, Inc. 5,686 238,243
Southern Missouri Bancorp, Inc. 4,057 259,405
Southside Bancshares, Inc. 5,000 155,450
StoneX Group, Inc. * 30,264 2,440,792
Texas Capital Bancshares, Inc. * 15,340 1,455,459
Third Coast Bancshares, Inc. * 5,213 197,208
Timberland Bancorp, Inc. 1,010 39,824
Tiptree, Inc. 5,747 97,239
Tompkins Financial Corp. 5,820 458,849
TriCo Bancshares 9,149 434,943
TrustCo Bank Corp. 6,784 297,004
Trustmark Corp. 21,510 906,431
United Fire Group, Inc. 9,154 339,247
Unity Bancorp, Inc. 3,590 186,070
Universal Insurance Holdings, Inc. 11,010 376,102
Univest Financial Corp. 9,267 317,487
Valley National Bancorp 107,511 1,320,235
Velocity Financial, Inc. * 4,538 82,092
Victory Capital Holdings,
Inc.
Class A  18,122 1,186,629
Virtus Investment Partners, Inc. 2,402 322,709
WaFd, Inc. 20,866 655,192
Washington Trust Bancorp, Inc. 6,250 209,125
Waterstone Financial, Inc. 3,999 72,102

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
West BanCorp, Inc. 3,268 $ 77,746
Westamerica BanCorp 9,933 518,006
White Mountains Insurance Group Ltd. 737 1,619,160
WisdomTree, Inc. 6,530 95,077
World Acceptance Corp. * 1,203 162,453
101,425,138
Industrial - 16.5%
spacing
Alamo Group, Inc. 6,244 1,030,073
Albany International Corp. Class A  12,526 653,982
Apogee Enterprises, Inc. 9,356 313,800
ArcBest Corp. 15,505 1,525,072
Ardmore Shipping Corp. (Ireland)  19,664 299,876
Array Digital Infrastructure, Inc. 8,721 402,387
Arrow Electronics, Inc. * 15 2,151
Aspen Aerogels, Inc. * 36,277 124,067
Astec Industries, Inc. 4,944 266,185
Astronics Corp. * 10,885 726,356
Atkore, Inc. 21,167 1,246,948
Avnet, Inc. 33,640 2,072,897
Benchmark Electronics, Inc. 25,902 1,452,066
Core Molding Technologies, Inc. * 3,911 87,606
Costamare Bulkers Holdings Ltd. * (Monaco)  5,465 84,544
Costamare, Inc. (Monaco)  27,328 461,843
Covenant Logistics Group, Inc. 9,012 244,676
Dorian LPG Ltd. 14,005 478,971
Ducommun, Inc. * 5,007 610,854
Eagle Materials, Inc. 910 172,400
Eastern Co. 1,898 38,416
EnerSys 8,806 1,529,778
GATX Corp. 7,295 1,245,548
Genco Shipping & Trading Ltd. 17,387 392,077
Granite Construction, Inc. 5,278 632,727
Graphic Packaging Holding Co. 33,125 329,263
Great Lakes Dredge & Dock Corp. * 51,512 875,704
Greenbrier Cos., Inc. 23,024 1,212,214
Greif, Inc. Class A  9,555 640,854
Greif, Inc. Class B  23 2,013
Heartland Express, Inc. 24,466 254,446
Hyster-Yale, Inc. 5,422 176,269
International Seaways, Inc. 19,231 1,401,555
Karat Packaging, Inc. 2,484 69,353
Kennametal, Inc. 39,861 1,440,178
Kimball Electronics, Inc. * 11,718 277,599
Kirby Corp. * 21,038 2,795,529
Lindsay Corp. 5,033 599,279
Louisiana-Pacific Corp. 17,770 1,292,768
LSB Industries, Inc. * 22,138 329,856
Luxfer Holdings PLC (United Kingdom)  13,490 164,308
Marten Transport Ltd. 35,023 459,852
Materion Corp. 7,432 1,075,039
Matson, Inc. 22,247 3,647,173
Metallus, Inc. * 20,095 328,352
Mohawk Industries, Inc. * 23,318 2,295,890
Mueller Water Products, Inc. Class A  44,522 1,223,910
MYR Group, Inc. * 10,089 2,848,327
NWPX Infrastructure, Inc. * 3,310 257,717
Park-Ohio Holdings Corp. 1,684 40,483
Plexus Corp. * 11,439 2,316,855
Ryder System, Inc. 15,791 3,232,576
Ryerson Holding Corp. 18,691 420,174
Safe Bulkers, Inc. (Monaco)  17,243 109,148
Schneider National, Inc. Class B  22,582 595,262
Scorpio Tankers, Inc. (Monaco)  19,957 1,489,990
a Shares Value
SFL Corp. Ltd. (Norway)  50,027 $ 539,791
Stoneridge, Inc. * 4,459 21,537
Tecnoglass, Inc. 10,561 470,493
Teekay Corp. Ltd. (Bermuda)  25,223 307,973
Teekay Tankers Ltd. Class A (Canada)  8,704 638,177
Tennant Co. 7,048 467,987
Terex Corp. 49,151 2,904,824
Trex Co., Inc. * 39,895 1,452,976
TriMas Corp. 20,159 724,515
Trinity Industries, Inc. 54,497 1,753,713
Tutor Perini Corp. 27,873 2,151,517
Universal Logistics Holdings, Inc. 4,358 92,128
Vishay Intertechnology, Inc. 49,831 896,958
Werner Enterprises, Inc. 32,249 948,443
World Kinect Corp. 13,391 308,930
61,977,198
Technology - 1.9%
spacing
Amkor Technology, Inc. 34,185 1,539,350
Cricut, Inc. Class A  34,819 130,223
Diebold Nixdorf, Inc. * 8,328 628,264
DXC Technology Co. * 110,267 1,386,056
GigaCloud Technology, Inc. Class A * 12,200 553,636
IBEX Holdings Ltd. * 8,862 237,679
Nutex Health, Inc. †* 3,394 322,566
Pagaya Technologies Ltd. Class A * 9,549 111,246
Photronics, Inc. * 40,634 1,642,020
SkyWater Technology, Inc. * 20,499 561,878
7,112,918
Total Common Stocks
    (Cost $343,895,475) 374,856,710
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.7%
    (Cost $343,902,047) 374,859,979
SECURITIES LENDING COLLATERAL - 1.6%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 713,500 713,500
Principal
Amount
Repurchase Agreements - 1.4%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$3,570,939; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $3,642,357) $ 3,570,573 3,570,573

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,636,768; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,677,380) $ 1,634,222 $ 1,634,222
5,204,795
Total Securities Lending Collateral
(Cost $5,918,295) 5,918,295
a
TOTAL INVESTMENTS - 101.3%
(Cost $349,820,342) 380,778,274
OTHER ASSETS & LIABILITIES, NET - (1.3%) (5,013,889)
NET ASSETS - 100.0% $ 375,764,385

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 96.4%
Basic Materials - 2.5%
spacing
Eastman Chemical Co. 69,036 $ 5,268,828
Freeport-McMoRan, Inc. 371,122 21,814,551
PPG Industries, Inc. 65,475 6,997,968
34,081,347
Communications - 10.8%
spacing
Alphabet, Inc. Class A  168,806 48,541,853
Amazon.com, Inc. * 139,569 29,068,036
Charter Communications, Inc. Class A †* 26,587 5,739,602
Cisco Systems, Inc. 541,988 42,052,849
Comcast Corp. Class A  173,638 4,985,147
T-Mobile U.S., Inc. 83,240 17,482,897
147,870,384
Consumer, Cyclical - 9.0%
spacing
BJ's Wholesale Club Holdings, Inc. * 78,519 7,727,840
General Motors Co. 422,421 31,470,365
Hilton Worldwide Holdings, Inc. 56,481 17,174,742
PulteGroup, Inc. 205,106 24,122,517
Southwest Airlines Co. 546,371 20,527,158
Walmart, Inc. 179,691 22,331,997
123,354,619
Consumer, Non-Cyclical - 23.1%
spacing
AbbVie, Inc. 56,560 12,301,234
AstraZeneca PLC ADR (United Kingdom)  101,263 19,971,089
Becton Dickinson & Co. 87,234 13,715,802
Boston Scientific Corp. * 174,662 10,960,041
Coca-Cola Co. 429,347 32,651,839
Corteva, Inc. 280,223 23,457,467
Kroger Co. 190,015 13,749,486
McKesson Corp. 35,270 30,521,247
Novo Nordisk AS ADR (Denmark)  227,057 8,344,345
Philip Morris International, Inc. 193,989 32,074,141
Procter & Gamble Co. 139,948 20,214,089
Regeneron Pharmaceuticals, Inc. 32,799 25,341,819
Sanofi SA 171,391 16,551,189
Thermo Fisher Scientific, Inc. 49,126 24,146,903
United Rentals, Inc. 16,515 12,032,168
UnitedHealth Group, Inc. 55,195 14,935,215
Waters Corp. * 11,618 3,459,841
314,427,915
Energy - 7.6%
spacing
ConocoPhillips 127,289 16,802,148
Exxon Mobil Corp. 277,494 47,079,632
Shell PLC 416,044 19,454,669
Valero Energy Corp. 79,636 19,676,463
103,012,912
Financial - 21.2%
spacing
Allstate Corp. 88,654 18,381,520
American International Group, Inc. 177,112 13,327,678
American Tower Corp. REIT 24,301 4,193,866
Apollo Global Management, Inc. 109,418 12,191,353
Bank of America Corp. 587,729 28,651,789
Blackrock, Inc. 13,039 12,539,737
Capital One Financial Corp. 135,855 24,784,028
Charles Schwab Corp. 237,797 22,348,162
Citigroup, Inc. 474,062 53,763,371
a Shares Value
CME Group, Inc. 64,358 $ 19,008,135
Goldman Sachs Group, Inc. 21,906 18,532,257
JPMorgan Chase & Co. 49,735 14,630,048
PNC Financial Services Group, Inc. 92,618 19,272,880
Prologis, Inc. REIT 106,749 14,110,083
State Street Corp. 57,627 7,293,273
Vornado Realty Trust REIT 237,241 6,165,894
289,194,074
Industrial - 11.5%
spacing
Ball Corp. 96,322 5,693,593
CRH PLC 168,066 17,667,098
FedEx Corp. 72,022 25,652,796
Honeywell International, Inc. 123,410 27,894,362
Ingersoll Rand, Inc. 159,670 12,792,760
Johnson Controls International PLC 75,607 9,900,737
Northrop Grumman Corp. 31,050 21,183,552
Otis Worldwide Corp. 185,772 14,319,306
RTX Corp. 115,985 22,373,507
157,477,711
Technology - 6.4%
spacing
Accenture PLC Class A  90,550 17,955,159
Marvell Technology, Inc. 155,851 15,437,042
Microsoft Corp. 76,942 28,481,620
QUALCOMM, Inc. 59,503 7,662,796
Seagate Technology Holdings PLC 44,860 17,574,354
87,110,971
Utilities - 4.3%
spacing
NextEra Energy, Inc. 363,537 33,765,317
NRG Energy, Inc. 77,984 11,396,582
PPL Corp. 353,507 13,503,967
58,665,866
Total Common Stocks
    (Cost $1,192,624,121) 1,315,195,799
EXCHANGE-TRADED FUNDS - 0.4%
iShares Russell 1000 Value 24,174 5,165,258
a
Total Exchange-Traded Funds
    (Cost $5,200,495) 5,165,258
Principal
Amount
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bills - 0.0%
3.679% due 07/16/26  $ 927,100 917,332
Total Short-Term Investments
(Cost $917,385) 917,332
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.8%
    (Cost $1,198,742,001) 1,321,278,389

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, forward foreign currency contracts outstanding were as follows:
a Shares Value
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 716,344 $ 716,344
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$3,585,173; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $3,656,876) $ 3,584,806 3,584,806
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,643,293; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,684,066) 1,640,736 1,640,736
5,225,542
Total Securities Lending Collateral
(Cost $5,941,886) 5,941,886
a
TOTAL INVESTMENTS - 97.3%
(Cost $1,204,683,887) 1,327,220,275
DERIVATIVES - 0.0% 304,950
OTHER ASSETS & LIABILITIES, NET - 2.7% 36,439,045
NET ASSETS - 100.0% $ 1,363,964,270
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/26 16 $ 5,106,236 $ 5,256,600 $ 150,364
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
DKK 35,747,100 USD 5,504,720 06/26 CIT $ 46,358 $ –
EUR 200 USD 230 06/26 BOA 2 –
EUR 645,900 USD 742,430 06/26 GSC 6,728 –
EUR 439,100 USD 509,287 06/26 SSB 11 –
EUR 1,757,200 USD 2,026,798 06/26 UBS 11,320 –
GBP 3,758,600 USD 4,975,511 06/26 WBC – (1,746)
USD 4,601,821 DKK 29,705,100 06/26 JPM – (11,010)
USD 11,681,844 DKK 75,442,400 06/26 MSC – (33,417)
USD 3,457,131 EUR 3,007,600 06/26 CIT – (31,284)
USD 1,498,713 EUR 1,296,700 06/26 MSC – (5,286)
USD 10,587,561 EUR 9,178,600 06/26 TDB – (58,392)

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 16,579,044 GBP 12,445,100 06/26 MSC $ 110,413 $ –
USD 5,915,304 GBP 4,447,500 06/26 SSB 29,916 –
USD 17,985,331 GBP 13,522,500 06/26 TDB 90,973 –
Total Forward Foreign Currency Contracts $ 295,721 ( $ 141,135 )

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.6%
Basic Materials - 0.5%
spacing
PPG Industries, Inc. 20,309 $ 2,170,626
Communications - 10.1%
spacing
Alphabet, Inc. Class C  18,644 5,348,218
Amazon.com, Inc. * 31,744 6,611,323
AT&T, Inc. 155,245 4,500,552
Booking Holdings, Inc. 1,223 5,149,221
CDW Corp. 21,985 2,660,625
Cisco Systems, Inc. 36,570 2,837,466
GoDaddy, Inc. Class A * 19,071 1,576,600
Meta Platforms, Inc. Class A  9,923 5,677,246
Nexstar Media Group, Inc. 13,166 2,380,808
Omnicom Group, Inc. 42,351 3,189,454
Walt Disney Co. 61,866 5,962,645
45,894,158
Consumer, Cyclical - 7.7%
spacing
AutoZone, Inc. * 934 3,154,847
Best Buy Co., Inc. 42,251 2,712,514
BJ's Wholesale Club Holdings, Inc. * 32,373 3,186,151
Columbia Sportswear Co. 44,062 2,415,038
Darden Restaurants, Inc. 9,432 1,849,049
Kontoor Brands, Inc. 34,145 2,400,052
Lowe's Cos., Inc. 23,271 5,498,472
McDonald's Corp. 17,385 5,403,084
Murphy USA, Inc. 6,221 3,072,987
NIKE, Inc. Class B  18,901 998,351
Southwest Airlines Co. 71,699 2,693,732
Warner Music Group Corp. Class A  65,102 1,662,705
35,046,982
Consumer, Non-Cyclical - 23.0%
spacing
AbbVie, Inc. 39,777 8,651,100
Andersen Group, Inc. Class A †* 33,466 910,275
Booz Allen Hamilton Holding Corp. 28,755 2,243,753
Cencora, Inc. 18,672 5,865,622
Cigna Group 21,645 5,773,804
Corpay, Inc. * 15,026 4,372,416
elf Beauty, Inc. * 40,289 2,441,916
HCA Healthcare, Inc. 4,747 2,246,470
Henry Schein, Inc. * 46,098 3,397,423
Humana, Inc. 13,107 2,272,623
IQVIA Holdings, Inc. * 17,957 3,062,387
Johnson & Johnson 36,116 8,828,195
Keurig Dr. Pepper, Inc. 40,341 1,062,179
Labcorp Holdings, Inc. 19,877 5,303,382
Medtronic PLC 45,543 3,946,301
Merck & Co., Inc. 44,252 5,323,073
Mondelez International, Inc. Class A  56,843 3,276,431
Paylocity Holding Corp. * 14,533 1,570,145
Performance Food Group Co. * 26,085 2,234,441
Philip Morris International, Inc. 48,654 8,044,452
Post Holdings, Inc. * 37,747 3,731,668
Procter & Gamble Co. 27,119 3,917,068
Regeneron Pharmaceuticals, Inc. 6,671 5,154,281
TransUnion 47,177 3,264,177
UnitedHealth Group, Inc. 8,752 2,368,204
Vertex Pharmaceuticals, Inc. * 4,452 1,987,996
WillScot Holdings Corp. † 224,564 3,898,431
105,148,213
a Shares Value
Energy - 5.9%
spacing
Chevron Corp. 28,317 $ 5,858,787
ConocoPhillips 61,047 8,058,204
EOG Resources, Inc. 50,907 7,359,625
Kinder Morgan, Inc. 74,004 2,481,354
Williams Cos., Inc. 41,957 3,053,631
26,811,601
Financial - 27.6%
spacing
American Express Co. 6,418 1,941,317
American Homes 4 Rent Class A REIT 92,244 2,575,453
Arch Capital Group Ltd. * 21,094 2,024,813
AvalonBay Communities, Inc. REIT 9,296 1,518,502
Bank of America Corp. 105,835 5,159,456
Berkshire Hathaway, Inc. Class B * 34,667 16,612,426
Capital One Financial Corp. 44,204 8,064,136
CBRE Group, Inc. Class A * 10,807 1,463,916
Charles Schwab Corp. 44,901 4,219,796
Chubb Ltd. 10,097 3,290,915
EastGroup Properties, Inc. REIT 8,271 1,530,879
Equinix, Inc. REIT 2,996 2,936,799
Fifth Third Bancorp 61,384 2,851,901
First Citizens BancShares, Inc. Class A  1,325 2,497,175
Host Hotels & Resorts, Inc. REIT 72,375 1,386,705
Kinsale Capital Group, Inc. † 6,945 2,372,829
Loews Corp. 51,328 5,478,751
M&T Bank Corp. 27,330 5,649,658
Marsh & McLennan Cos., Inc. 14,759 2,559,949
MGIC Investment Corp. 128,418 3,370,973
Mid-America Apartment Communities, Inc. REIT 35,751 4,365,912
Morgan Stanley 21,283 3,502,543
Public Storage REIT 12,713 3,443,697
Raymond James Financial, Inc. 21,508 3,114,143
Rayonier, Inc. REIT 85,947 1,772,227
Regency Centers Corp. REIT 65,209 4,933,713
Regions Financial Corp. 92,618 2,419,182
SBA Communications Corp. REIT 13,667 2,352,227
State Street Corp. 51,500 6,517,840
Travelers Cos., Inc. 15,436 4,502,372
Wells Fargo & Co. 143,958 11,460,496
125,890,701
Industrial - 14.3%
spacing
Carlisle Cos., Inc. 5,378 1,794,208
Dover Corp. 29,518 6,153,027
Eaton Corp. PLC 16,999 6,080,032
Emerson Electric Co. 27,093 3,549,725
FedEx Corp. 11,982 4,267,749
General Dynamics Corp. 13,895 4,769,042
Hayward Holdings, Inc. * 168,770 2,258,143
Jabil, Inc. 13,553 3,600,083
JB Hunt Transport Services, Inc. 16,113 3,414,345
Martin Marietta Materials, Inc. 4,480 2,637,286
Middleby Corp. * 21,515 2,852,459
Mohawk Industries, Inc. * 20,132 1,982,197
Packaging Corp. of America 17,302 3,671,830
RTX Corp. 22,545 4,348,930
Silgan Holdings, Inc. 72,182 2,800,662
Smurfit Westrock PLC 75,770 3,019,434
TD SYNNEX Corp. 18,608 3,139,356
Union Pacific Corp. 19,516 4,734,972
65,073,480

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Technology - 5.1%
spacing
Accenture PLC Class A  17,276 $ 3,425,658
Analog Devices, Inc. 12,204 3,882,580
Hewlett Packard Enterprise Co. 238,897 5,688,138
Texas Instruments, Inc. 38,008 7,378,873
Western Digital Corp. 11,466 3,101,438
23,476,687
Utilities - 3.4%
spacing
NextEra Energy, Inc. 57,291 5,321,188
PG&E Corp. 191,311 3,361,334
Public Service Enterprise Group, Inc. 21,567 1,745,849
Xcel Energy, Inc. 66,122 5,252,732
15,681,103
Total Common Stocks
    (Cost $417,614,452) 445,193,551
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.6%
    (Cost $417,614,452) 445,193,551
SECURITIES LENDING COLLATERAL - 1.1%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 618,745 618,745
Principal
Amount
Repurchase Agreements - 1.0%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$3,096,707; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $3,158,641) $ 3,096,389 3,096,389
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,419,400; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,454,619) 1,417,192 1,417,192
4,513,581
Total Securities Lending Collateral
(Cost $5,132,326) 5,132,326
a
TOTAL INVESTMENTS - 98.7%
(Cost $422,746,778) 450,325,877
OTHER ASSETS & LIABILITIES, NET - 1.3% 6,150,970
NET ASSETS - 100.0% $ 456,476,847

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 2.6%
Brazil - 1.5%
spacing
Axia Energia Class B  12,100 $ 149,923
Axia Energia Class C * 21,300 232,909
Itau Unibanco Holding SA 162,900 1,367,393
Petroleo Brasileiro SA - Petrobras 1,130,000 10,617,508
12,367,733
South Korea - 1.1%
spacing
Mirae Asset Securities Co. Ltd. 229,903 2,966,102
Samsung Electro-Mechanics Co. Ltd. 3,264 352,688
Samsung Electronics Co. Ltd. 68,566 5,534,889
8,853,679
Total Preferred Stocks
    (Cost $13,945,375) 21,221,412
COMMON STOCKS - 95.9%
Australia - 0.5%
spacing
Anglogold Ashanti PLC 37,728 3,765,704
Belgium - 0.2%
spacing
Viohalco SA 120,539 1,769,277
Brazil - 3.5%
spacing
Axia Energia 809,000 9,146,026
Banco Bradesco SA ADR 383,200 1,398,680
Cia De Sanena Do Parana 60,000 515,806
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira 274,500 776,359
Petroleo Brasileiro SA - Petrobras ADR 65,500 1,359,125
Vale SA ADR 973,300 15,485,203
28,681,199
Chile - 1.2%
spacing
Banco de Chile 31,179,594 5,659,225
Banco de Credito e Inversiones SA 37,037 2,399,132
Sociedad Quimica y Minera de Chile SA ADR * 19,549 1,582,296
9,640,653
China - 23.2%
spacing
3SBio, Inc. ~ 544,000 1,603,689
AAC Technologies Holdings, Inc. 280,000 1,200,997
Alibaba Group Holding Ltd. 1,081,300 16,948,820
Aluminum Corp. of China Ltd. Class H  1,670,000 2,443,154
Baoshan Iron & Steel Co. Ltd. Class A  2,266,201 2,118,140
China Coal Energy Co. Ltd. Class H  200,000 337,073
China Construction Bank Corp. Class H  1,101,000 1,188,214
China Galaxy Securities Co. Ltd. Class H  52,500 53,520
China Gold International Resources Corp. Ltd. 82,700 1,637,476
China Hongqiao Group Ltd. 1,253,500 5,662,321
China Life Insurance Co. Ltd. Class H  1,958,000 6,246,474
China Nonferrous Mining Corp. Ltd. 598,000 897,482
China Oilfield Services Ltd. Class H  1,520,000 1,741,612
China Pacific Insurance Group Co. Ltd.
Class H  245,400 1,005,060
China Reinsurance Group Corp. Class H  6,309,000 1,192,960
China Yangtze Power Co. Ltd. Class A  1,532,900 6,009,594
CIMC Enric Holdings Ltd. 48,000 61,705
CMOC Group Ltd. Class H  1,125,000 2,366,054
a Shares Value
Consun Pharmaceutical Group Ltd. 1,176,000 $ 2,509,097
Contemporary Amperex Technology Co. Ltd.
Class A  142,294 8,418,975
COSCO SHIPPING Holdings Co. Ltd. Class A  669,600 1,461,864
Datang International Power Generation Co.
Ltd. Class H  422,000 135,915
Flat Glass Group Co. Ltd. Class H * 804,000 883,895
Geely Automobile Holdings Ltd. 254,000 677,662
Guangdong Investment Ltd. 2,290,000 2,293,652
H World Group Ltd. ADR 100,500 5,054,145
Harbin Electric Co. Ltd. Class H  1,312,000 3,543,437
Huaneng Power International, Inc. Class H  2,618,000 1,982,330
Huayu Automotive Systems Co. Ltd. Class A  1,207,778 3,382,684
Industrial & Commercial Bank of China Ltd.
Class H  5,240,000 4,618,785
JD.com, Inc. Class A  274,150 4,041,108
Jiangxi Copper Co. Ltd. Class H  830,000 3,686,223
Kingboard Holdings Ltd. 50,000 211,622
Kuaishou Technology ~ 1,196,600 7,048,364
Lonking Holdings Ltd. 5,542,000 2,121,599
PDD Holdings, Inc. ADR * 13,000 1,328,340
People's Insurance Co. Group of China Ltd.
Class H  1,714,000 1,193,679
PICC Property & Casualty Co. Ltd. Class H  4,096,000 7,539,822
Q Technology Group Co. Ltd. ~ 1,893,000 1,803,111
Qingdao Port International Co. Ltd. Class H ~ 246,000 213,648
Qinghai Salt Lake Industry Co. Ltd. Class A * 634,100 3,454,292
Sany Heavy Equipment International Holdings
Co. Ltd. 297,000 421,729
Shenergy Co. Ltd. Class A  2,169,695 2,807,002
Simcere Pharmaceutical Group Ltd. ~ 669,000 1,090,466
Sino Biopharmaceutical Ltd. 10,080,000 7,657,985
Sinopec Engineering Group Co. Ltd. Class H  3,337,500 2,512,853
Sinopec Shanghai Petrochemical Co. Ltd.
Class H  4,836,000 760,347
Sinotruk Hong Kong Ltd. 157,000 783,310
SITC International Holdings Co. Ltd. 784,000 3,432,762
Sungrow Power Supply Co. Ltd. Class A  214,612 4,773,442
Tencent Holdings Ltd. 517,100 32,614,706
TongFu Microelectronics Co. Ltd. Class A  77,000 468,635
Trip.com Group Ltd. * 43,900 2,169,482
Vipshop Holdings Ltd. ADR 12,200 191,784
Weichai Power Co. Ltd. Class H  939,000 3,329,904
Yadea Group Holdings Ltd. ~ 2,678,000 4,553,542
Zhejiang Chint Electrics Co. Ltd. Class A  159,400 761,105
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  551,600 2,579,410
191,227,058
Colombia - 0.0%
spacing
Grupo Cibest SA ADR 4,075 296,701
Czech Republic - 0.0%
spacing
Moneta Money Bank AS ~ 26,329 229,505
Greece - 0.4%
spacing
Danaos Corp. 14,200 1,599,488
HELLENiQ ENERGY Holdings SA 29,795 339,909
Star Bulk Carriers Corp. 51,200 1,176,064
Tsakos Energy Navigation Ltd. 7,600 299,896
3,415,357

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Hong Kong - 1.2%
spacing
Kingboard Laminates Holdings Ltd. 620,500 $ 1,545,138
NH Health * ± Ω 813,000 –
Orient Overseas International Ltd. 47,000 838,217
Skyworth Group Ltd. * 1,766,000 1,394,975
Wasion Holdings Ltd. 1,138,000 4,131,307
WH Group Ltd. ~ 1,204,500 1,583,238
9,492,875
India - 12.3%
spacing
ABB India Ltd. 2,646 167,262
Bank of India 1,834,453 2,683,652
Bharat Petroleum Corp. Ltd. 2,146,358 6,435,322
Bharti Airtel Ltd. 614,203 11,671,932
Biocon Ltd. 93,892 360,889
Bosch Ltd. 131 39,969
Canara Bank 1,988,347 2,619,562
City Union Bank Ltd. 80,583 206,740
Eicher Motors Ltd. 122,598 8,584,124
Escorts Kubota Ltd. 11,998 349,503
GE Vernova T&D India Ltd. 52,646 2,037,009
Graphite India Ltd. 120,778 791,130
HDFC Bank Ltd. 1,624,516 12,724,900
Hindalco Industries Ltd. 481,157 4,550,045
Hitachi Energy India Ltd. 17,613 4,554,865
ICICI Bank Ltd. ADR 218,100 5,648,790
Indian Oil Corp. Ltd. 3,855,799 5,504,292
Indus Towers Ltd. * 677,251 3,015,080
ITC Ltd. 384,399 1,174,616
Jamna Auto Industries Ltd. 380,611 454,192
JB Chemicals & Pharmaceuticals Ltd. 18,126 395,887
Larsen & Toubro Ltd. 100,181 3,724,501
Laurus Labs Ltd. ~ 432,477 4,562,860
Lupin Ltd. 71,616 1,772,358
Mahindra & Mahindra Ltd. 27,730 869,795
NTPC Ltd. 578,710 2,279,299
Reliance Industries Ltd. 187,904 2,702,353
Samvardhana Motherson International Ltd. 329,446 369,754
Solar Industries India Ltd. 7,383 946,361
State Bank of India 499,023 5,204,392
Yes Bank Ltd. * 7,385,803 1,356,462
Zydus Lifesciences Ltd. 343,597 3,199,211
100,957,107
Indonesia - 1.3%
spacing
Aneka Tambang Tbk. PT 3,875,800 811,063
Bank Mandiri Persero Tbk. PT 16,103,700 4,520,346
Bumitama Agri Ltd. 1,268,500 1,822,867
Elang Mahkota Teknologi Tbk. PT 17,172,100 774,595
Perusahaan Gas Negara Persero Tbk. PT 18,131,300 1,983,642
Trimegah Bangun Persada Tbk. PT 2,963,300 191,857
Unilever Indonesia Tbk. PT 4,409,900 477,583
10,581,953
Mexico - 1.9%
spacing
Grupo Financiero Banorte SAB de CV Class O  1,038,460 11,517,328
Grupo Mexico SAB de CV 316,620 3,390,376
Promotora y Operadora de Infraestructura
SAB de CV 36,440 589,225
15,496,929
a Shares Value
Monaco - 0.2%
spacing
Safe Bulkers, Inc. 301,200 $ 1,906,596
Philippines - 0.4%
spacing
International Container Terminal Services, Inc. 124,850 1,415,468
Metropolitan Bank & Trust Co. 1,496,510 1,564,253
2,979,721
Poland - 1.2%
spacing
Budimex SA 1,237 222,400
ORLEN SA 188,251 6,821,138
Powszechny Zaklad Ubezpieczen SA 166,677 2,901,342
Tauron Polska Energia SA * 133,469 370,250
10,315,130
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 258,603 –
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
–
Saudi Arabia - 3.5%
spacing
Al Babtain Power & Telecommunication Co. 102,106 1,808,226
Al Rajhi Bank 200,485 5,715,167
Arab National Bank 289,422 1,661,798
Banque Saudi Fransi 440,502 2,349,856
Mouwasat Medical Services Co. 96,966 1,877,253
Riyad Bank 614,386 4,866,795
Riyadh Cables Group Co. 96,415 3,073,938
Saudi Arabian Oil Co. ~ 111,715 808,727
Saudi Awwal Bank 634,146 6,338,088
28,499,848
South Africa - 1.4%
spacing
DataTec Ltd. 39,947 165,919
Gold Fields Ltd. ADR † 27,350 1,241,690
Momentum Group Ltd. 534,680 1,149,314
Naspers Ltd. Class N  122,277 6,325,019
Old Mutual Ltd. 3,383,973 2,759,774
11,641,716
South Korea - 15.0%
spacing
D.I Corp. 3,607 70,885
Daou Technology, Inc. 45,614 1,326,034
HAESUNG DS Co. Ltd. 10,922 354,837
Hana Financial Group, Inc. 10,905 794,940
Hanwha Engine * 29,881 897,130
HD Hyundai Co. Ltd. 14,789 2,480,262
HD Hyundai Electric Co. Ltd. 925 524,186
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 15,081 3,495,282
Hyundai Glovis Co. Ltd. 23,666 3,361,299
Hyundai Mobis Co. Ltd. 20,541 5,299,994
KB Financial Group, Inc. 41,731 4,096,751
KC Tech Co. Ltd. 2,012 60,970
LEENO Industrial, Inc. 26,520 1,728,215
Mirae Asset Securities Co. Ltd. 1,683 71,326
Power Logics Co. Ltd. * 112,209 338,105
Samsung Electronics Co. Ltd. 425,885 49,812,060
Samsung Heavy Industries Co. Ltd. * 334,971 5,613,139
Shinhan Financial Group Co. Ltd. 100,984 6,018,784
SK Hynix, Inc. 50,403 28,596,886

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SNT Energy Co. Ltd. 14,974 $ 475,823
TES Co. Ltd. 18,565 717,505
WONIK IPS Co. Ltd. 1,366 101,638
Woori Financial Group, Inc. 291,681 6,394,188
Zeus Co. Ltd. 52,622 521,533
123,151,772
Taiwan - 23.9%
spacing
Accton Technology Corp. 174,000 8,584,662
Advanced Wireless Semiconductor Co. 40,000 152,947
Anpec Electronics Corp. 90,000 610,929
AP Memory Technology Corp. 86,000 1,251,381
Ardentec Corp. 701,000 3,512,435
Argosy Research, Inc. 77,000 374,815
ASE Technology Holding Co. Ltd. 364,000 4,006,241
Asia Vital Components Co. Ltd. 61,000 4,029,016
Bizlink Holding, Inc. 30,000 1,722,646
Brillian Network & Automation Integrated
System Co. Ltd. 55,000 626,009
Cathay Financial Holding Co. Ltd. 1,881,000 4,205,605
Chunghwa Precision Test Tech Co. Ltd. 51,000 5,155,064
Delta Electronics, Inc. 144,000 6,493,010
Eson Precision Ind Co. Ltd. 218,000 581,380
EZconn Corp. 7,000 442,332
Formosa Petrochemical Corp. 789,000 1,357,253
Genius Electronic Optical Co. Ltd. 19,000 265,833
Gigastorage Corp. * 392,000 414,472
Holy Stone Enterprise Co. Ltd. 375,000 1,683,278
Hong TAI Electric Industrial 188,000 203,652
Kaimei Electronic Corp. 1,065,000 2,548,541
King Yuan Electronics Co. Ltd. 433,000 3,703,963
Kinko Optical Co. Ltd. * 394,000 624,929
Lelon Electronics Corp. 602,000 2,449,244
Macronix International Co. Ltd. * 344,000 1,329,646
Marketech International Corp. 130,000 1,152,210
Powertech Technology, Inc. 566,000 3,465,215
Sincere Navigation Corp. 169,000 223,721
TA-I Technology Co. Ltd. 456,000 846,513
Taiwan Semiconductor Manufacturing Co. Ltd. 2,185,000 126,368,437
Thinking Electronic Industrial Co. Ltd. 41,000 198,014
Topco Scientific Co. Ltd. 104,000 1,015,100
TPK Holding Co. Ltd. 290,000 403,998
Tripod Technology Corp. 298,000 3,255,036
United Integrated Services Co. Ltd. 57,000 1,514,087
Win Semiconductors Corp. 172,000 1,993,399
Zhen Ding Technology Holding Ltd. 34,000 227,217
196,992,230
Thailand - 1.2%
spacing
Advanced Info Service PCL 353,000 4,029,211
Charoen Pokphand Foods PCL 4,466,900 2,857,316
Kiatnakin Phatra Bank PCL 230,700 534,186
Krung Thai Bank PCL 106,900 114,320
Regional Container Lines PCL 551,200 526,464
Thai Oil PCL 1,180,700 1,747,446
9,808,943
Turkey - 1.2%
spacing
Aygaz AS 180,664 948,028
EGE Gubre Sanayii AS 263,908 695,464
Enka Insaat ve Sanayi AS 1,662,277 3,509,982
Iskenderun Demir ve Celik AS 522,380 492,122
Kocaer Celik Sanayi Ve Ticaret AS 845,888 207,709
a Shares Value
Turkiye Petrol Rafinerileri AS 646,410 $ 3,755,268
9,608,573
United Arab Emirates - 1.6%
spacing
Abu Dhabi Commercial Bank PJSC 701,044 2,393,505
Abu Dhabi Islamic Bank PJSC 461,423 2,654,705
Abu Dhabi National Oil Co. for Distribution
PJSC 1,358,951 1,410,199
Dubai Investments PJSC 1,028,703 1,075,475
Dubai Islamic Bank PJSC * 958,052 1,943,346
Emaar Development PJSC 357,685 1,353,978
Emirates NBD Bank PJSC 75,743 570,640
First Abu Dhabi Bank PJSC 251,864 1,195,051
Orascom Construction PLC ~ 73,742 650,781
13,247,680
United States - 0.6%
spacing
BeOne Medicines Ltd. Class H * 172,300 3,865,105
Seanergy Maritime Holdings Corp. 81,533 1,052,591
4,917,696
Total Common Stocks
    (Cost $748,008,827) 788,624,223
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.5%
    (Cost $761,954,202) 809,845,635
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity
Funds 3.520
%
142,223 142,223
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$711,800; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and
an aggregate value of $726,036) $ 711,727 711,727
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$326,259; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $334,354) 325,751 325,751
1,037,478
Total Securities Lending Collateral
(Cost $1,179,701) 1,179,701

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
a
Value
TOTAL INVESTMENTS - 98.6%
(Cost $763,133,903) $ 811,025,336
DERIVATIVES - 0.0% 347,367
OTHER ASSETS & LIABILITIES, NET - 1.4% 11,312,886
NET ASSETS - 100.0% $ 822,685,589
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 06/26 133 $ 9,325,723 $ 9,673,090 $ 347,367

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 53.1%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 60,000 $ 59,178
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.700% due 06/01/28 ~ 550,000 539,825
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 700,000 705,400
5.338% due 04/04/27 ~ 1,240,000 1,250,175
Mosaic Co.
4.050% due 11/15/27  1,100,000 1,093,272
3,647,850
Communications - 1.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  750,000 701,114
3.750% due 02/15/28  1,280,000 1,258,051
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 200,514
4.620% due 07/16/28 ~ 1,510,000 1,515,987
Orange SA (France)
4.000% due 01/13/29 ~ 596,000 590,160
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  680,000 673,366
5.000% due 02/15/29  250,000 252,613
Sprint Capital Corp.
6.875% due 11/15/28  920,000 972,913
6,164,718
Consumer, Cyclical - 4.1%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,099,000 1,091,496
American Honda Finance Corp.
4.308% (SOFR + 0.650%)
due 11/19/27 § 1,500,000 1,494,370
4.390% (SOFR + 0.730%)
due 08/13/27 § 800,000 799,410
4.538% (SOFR + 0.870%)
due 07/09/27 § 800,000 800,645
AutoNation, Inc.
4.450% due 01/15/29  1,280,000 1,269,714
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,966
5.125% due 06/15/30  840,000 854,781
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 727,000 733,118
Ford Motor Credit Co. LLC
4.950% due 05/28/27  1,400,000 1,399,968
4.970% due 04/06/29  200,000 197,598
5.800% due 03/05/27  1,750,000 1,760,068
5.850% due 05/17/27  1,400,000 1,410,649
6.950% due 06/10/26  400,000 400,956
General Motors Financial Co., Inc.
1.500% due 06/10/26  620,000 616,418
4.350% due 01/17/27  500,000 499,391
5.000% due 04/09/27  1,800,000 1,808,332
5.400% due 04/06/26  1,200,000 1,200,117
5.400% due 05/08/27  580,000 585,246
6.000% due 01/09/28  80,000 81,819
a
Principal
Amount Value
Hyundai Capital America
due 04/06/28 # ~ $ 1,280,000 $ 1,279,992
2.750% due 09/27/26 ~ 560,000 555,833
4.250% due 09/18/28 ~ 1,010,000 1,001,059
5.650% due 06/26/26 ~ 80,000 80,221
Ross Stores, Inc.
0.875% due 04/15/26  60,000 59,913
Volkswagen Group of America Finance LLC
(Germany)
5.050% due 03/27/28 ~ 530,000 533,528
20,574,608
Consumer, Non-Cyclical - 4.5%
Augusta SpinCo Corp.
4.398% due 03/23/29  678,000 676,238
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  960,000 921,787
3.215% due 09/06/26  860,000 855,603
4.700% due 04/02/27  1,770,000 1,774,247
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 803,000 795,088
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,000,000 1,009,244
Centene Corp.
4.250% due 12/15/27  467,000 459,005
Cigna Group
3.400% due 03/01/27  880,000 872,102
CVS Health Corp.
1.300% due 08/21/27  1,600,000 1,533,519
2.875% due 06/01/26  760,000 758,102
6.250% due 06/01/27  1,620,000 1,651,748
Global Payments, Inc.
4.500% due 11/15/28  658,000 651,778
HCA, Inc.
3.125% due 03/15/27  570,000 562,852
4.500% due 02/15/27  1,540,000 1,540,169
5.000% due 03/01/28  304,000 307,096
5.200% due 06/01/28  80,000 81,214
5.625% due 09/01/28  740,000 754,966
Humana, Inc.
1.350% due 02/03/27  1,920,000 1,870,247
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 797,000 797,696
6.125% due 07/27/27 ~ 700,000 714,384
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 334,000 337,222
Mars, Inc.
4.600% due 03/01/28 ~ 1,051,000 1,057,755
Philip Morris International, Inc.
4.125% due 04/28/28  1,790,000 1,787,291
4.326% (SOFR + 0.660%)
due 10/27/28 § 586,000 585,784
22,355,137
Energy - 4.4%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,770,000 1,760,424
5.000% due 12/15/29  295,000 299,694
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 ~ 510,000 526,657
DCP Midstream Operating LP
5.625% due 07/15/27  1,602,000 1,623,159
Diamondback Energy, Inc.
5.200% due 04/18/27  1,260,000 1,270,205

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Enbridge, Inc. (Canada)
5.250% due 04/05/27  $ 1,750,000 $ 1,765,112
5.300% due 04/05/29  1,320,000 1,347,429
5.900% due 11/15/26  870,000 877,430
EQT Corp.
3.125% due 05/15/26 ~ 840,000 838,344
3.900% due 10/01/27  346,000 341,894
Hess Corp.
4.300% due 04/01/27  830,000 830,651
MPLX LP
4.125% due 03/01/27  1,010,000 1,007,690
Northwest Pipeline LLC
4.000% due 04/01/27  1,590,000 1,584,448
ONEOK, Inc.
4.000% due 07/13/27  1,770,000 1,760,614
4.250% due 09/24/27  1,230,000 1,227,241
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  274,000 265,232
4.500% due 12/15/26  1,650,000 1,650,957
4.700% due 01/15/31  1,250,000 1,246,638
Targa Resources Corp.
4.350% due 01/15/29  72,000 71,715
Western Midstream Operating LP
4.650% due 07/01/26  1,530,000 1,530,000
21,825,534
Financial - 32.0%
ABN AMRO Bank NV (Netherlands)
4.988% due 12/03/28 ~ 800,000 806,280
6.339% due 09/18/27 ~ 1,500,000 1,512,900
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.650% due 07/21/27  1,800,000 1,781,231
4.125% due 02/28/29  800,000 789,553
4.625% due 10/15/27  700,000 701,049
6.100% due 01/15/27  1,700,000 1,718,877
6.450% due 04/15/27  150,000 152,859
American Express Co.
4.351% due 07/20/29  600,000 599,661
5.098% due 02/16/28  840,000 844,683
5.389% due 07/28/27  40,000 40,108
American Tower Corp.
1.600% due 04/15/26  1,300,000 1,298,638
3.375% due 10/15/26  800,000 795,468
3.600% due 01/15/28  840,000 827,757
Aon North America, Inc.
5.125% due 03/01/27  1,100,000 1,105,900
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 570,000 552,147
5.450% due 09/09/28 ~ 1,058,000 1,047,507
5.700% due 03/15/28  600,000 599,320
Arthur J Gallagher & Co.
4.600% due 12/15/27  419,000 420,315
Athene Global Funding
1.608% due 06/29/26 ~ 600,000 595,612
4.596% (SOFR + 0.950%)
due 04/19/27 ~ § 800,000 800,244
4.950% due 01/07/27 ~ 1,125,000 1,128,366
5.516% due 03/25/27 ~ 1,720,000 1,734,561
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 1,662,000 1,668,229
6.375% due 05/04/28 ~ 1,630,000 1,678,308
a
Principal
Amount Value
Bank of America Corp.
3.419% due 12/20/28  $ 1,000,000 $ 982,722
3.559% due 04/23/27  560,000 559,714
3.705% due 04/24/28  1,810,000 1,796,639
3.824% due 01/20/28  1,780,000 1,771,397
4.948% due 07/22/28  580,000 583,876
5.819% due 09/15/29  740,000 763,472
5.933% due 09/15/27  760,000 765,340
Bank of Montreal (Canada)
4.567% due 09/10/27  1,820,000 1,822,051
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  1,400,000 1,387,698
4.404% due 09/08/28  1,770,000 1,768,643
4.408% (SOFR + 0.760%)
due 09/15/28 § 850,000 850,166
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 197,000
4.219% due 05/24/30  416,000 409,728
4.837% due 09/10/28  500,000 502,034
5.501% due 08/09/28  1,740,000 1,760,431
5.829% due 05/09/27  1,730,000 1,731,907
6.496% due 09/13/27  1,700,000 1,713,837
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,517
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 700,000 694,827
4.792% due 05/09/29 ~ 1,450,000 1,455,446
Brown & Brown, Inc.
4.600% due 12/23/26  247,000 247,783
4.700% due 06/23/28  137,000 137,425
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,310,000 1,321,289
Capital One Financial Corp.
1.878% due 11/02/27  860,000 845,874
4.927% due 05/10/28 † 1,200,000 1,203,463
7.149% due 10/29/27  770,000 780,642
Citigroup, Inc.
1.462% due 06/09/27  880,000 874,954
3.070% due 02/24/28  1,800,000 1,778,533
3.520% due 10/27/28  930,000 916,403
Citizens Bank NA
4.575% due 08/09/28  1,040,000 1,040,798
Cooperatieve Rabobank UA (Netherlands)
5.564% due 02/28/29 ~ 520,000 530,027
Corebridge Financial, Inc.
3.650% due 04/05/27  1,800,000 1,784,140
Crown Castle, Inc.
3.700% due 06/15/26  700,000 698,929
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,020,000 1,007,273
4.298% due 04/01/28 ~ 1,800,000 1,797,629
5.427% due 03/01/28 ~ 900,000 908,666
Deutsche Bank AG (Germany)
2.311% due 11/16/27  700,000 690,530
2.552% due 01/07/28  1,800,000 1,772,214
5.373% due 01/10/29  400,000 404,737
5.706% due 02/08/28  850,000 857,223
7.146% due 07/13/27  1,650,000 1,661,230
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,604,000 1,601,755
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,515
1.400% due 08/27/27 ~ 60,000 57,485

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.875% due 11/19/27 ~ $ 800,000 $ 805,140
Equitable Holdings, Inc.
4.350% due 04/20/28  750,000 748,440
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 393,000 400,432
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,830,000 1,805,178
2.640% due 02/24/28  860,000 846,257
3.691% due 06/05/28  1,490,000 1,477,081
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 260,000 253,454
5.150% due 04/02/29 ~ 507,000 492,859
5.300% due 06/05/27 ~ 329,000 327,477
5.450% due 01/14/28  1,625,000 1,613,544
HSBC Holdings PLC (United Kingdom)
4.398% due 03/10/30  1,400,000 1,389,899
5.597% due 05/17/28  1,750,000 1,769,941
5.887% due 08/14/27  900,000 904,445
7.390% due 11/03/28  1,570,000 1,636,954
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,670,000 1,669,157
Huntington National Bank
4.388% (SOFR + 0.720%)
due 04/12/28 § 577,000 577,320
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,564,000 1,574,196
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 198,607
Jackson Financial, Inc.
5.170% due 06/08/27  730,000 735,178
Jackson National Life Global Funding
4.638% (SOFR + 0.970%)
due 01/14/28 ~ § 750,000 749,032
4.900% due 01/13/27 ~ 593,000 595,263
5.550% due 07/02/27 ~ 1,500,000 1,514,184
JPMorgan Chase & Co.
1.578% due 04/22/27  880,000 878,591
2.069% due 06/01/29  570,000 542,440
2.182% due 06/01/28  1,820,000 1,774,489
2.947% due 02/24/28  1,400,000 1,382,585
5.012% due 01/23/30  780,000 791,024
5.040% due 01/23/28  500,000 502,598
6.087% due 10/23/29  1,700,000 1,766,699
Lloyds Banking Group PLC (United Kingdom)
4.709% (SOFR + 1.060%)
due 06/13/29 § 800,000 803,434
5.462% due 01/05/28  1,730,000 1,742,958
5.871% due 03/06/29  1,140,000 1,168,451
LPL Holdings, Inc.
4.900% due 04/03/28  256,000 256,903
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,800,000 1,785,798
5.414% due 09/13/28  1,340,000 1,358,475
Morgan Stanley
1.593% due 05/04/27  1,800,000 1,795,030
3.591% due 07/22/28 § 880,000 869,845
3.772% due 01/24/29  1,390,000 1,371,752
4.238% due 01/09/30  2,100,000 2,079,249
5.173% due 01/16/30  200,000 202,846
5.652% due 04/13/28  1,730,000 1,750,944
5.656% due 04/18/30  740,000 761,369
Morgan Stanley Bank NA
4.968% due 07/14/28  400,000 402,454
a
Principal
Amount Value
Morgan Stanley Private Bank NA
4.440% (SOFR + 0.780%)
due 11/17/28 § $ 1,300,000 $ 1,299,170
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  720,000 715,653
3.073% due 05/22/28  600,000 590,439
4.756% (SOFR + 1.100%)
due 05/23/29 § 740,000 742,960
5.516% due 09/30/28  1,700,000 1,725,286
5.583% due 03/01/28  1,700,000 1,717,035
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,030,000 1,032,028
5.300% due 01/21/28  1,740,000 1,752,139
6.615% due 10/20/27  1,740,000 1,760,284
RGA Global Funding
4.350% due 08/25/28 ~ 1,560,000 1,552,735
Royal Bank of Canada (Canada)
4.364% (SOFR + 0.700%)
due 11/03/28 § 870,000 867,743
4.498% due 08/06/29  670,000 670,150
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,150,000 1,160,459
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,480,000 1,494,698
5.500% due 04/13/29 ~ 730,000 741,116
Standard Chartered PLC (United Kingdom)
4.299% due 01/13/30 ~ 733,000 725,495
6.301% due 01/09/29 ~ 520,000 534,262
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/28 ~ 400,000 397,894
Takeoff Merger Sub, Inc.
4.400% due 03/24/28 ~ 203,000 201,982
4.500% due 03/24/29 ~ 200,000 198,751
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  1,450,000 1,446,611
5.532% due 07/17/26  40,000 40,172
Truist Financial Corp.
4.123% due 06/06/28  1,200,000 1,195,041
4.873% due 01/26/29  1,740,000 1,751,977
5.435% due 01/24/30  320,000 327,586
6.047% due 06/08/27  1,730,000 1,734,430
U.S. Bancorp
3.100% due 04/27/26  50,000 49,962
5.384% due 01/23/30  840,000 860,385
6.787% due 10/26/27  1,740,000 1,763,344
U.S. Bank NA
4.570% (SOFR + 0.910%)
due 05/15/28 § 750,000 753,044
UBS AG (Switzerland)
4.458% (SOFR + 0.810%)
due 03/16/29 § 1,650,000 1,651,695
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 870,000 860,674
4.703% due 08/05/27 ~ 1,800,000 1,800,595
VICI Properties LP
4.750% due 02/15/28  1,740,000 1,742,230
4.750% due 04/01/28  540,000 540,651
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 660,000 658,308
Wells Fargo & Co.
2.393% due 06/02/28  960,000 937,176
3.196% due 06/17/27  1,780,000 1,774,988
3.526% due 03/24/28  1,800,000 1,785,564

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.900% due 01/24/28  $ 509,000 $ 510,922
5.707% due 04/22/28  560,000 567,310
6.303% due 10/23/29  1,690,000 1,760,362
Western-Southern Global Funding
4.250% due 01/29/29 ~ 1,268,000 1,257,495
159,476,308
Industrial - 1.7%
Amrize Finance U.S. LLC
4.600% due 04/07/27  467,000 468,282
Boeing Co.
2.700% due 02/01/27  800,000 788,983
3.100% due 05/01/26  810,000 808,955
5.040% due 05/01/27  1,760,000 1,770,209
6.259% due 05/01/27  70,000 71,228
CNH Industrial Capital LLC
1.450% due 07/15/26  1,820,000 1,803,694
4.500% due 10/08/27  700,000 699,941
4.750% due 03/21/28  530,000 532,482
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,260,000 1,271,366
8,215,140
Technology - 1.3%
Broadcom, Inc.
5.050% due 07/12/27  292,000 295,070
Dell International LLC/EMC Corp.
4.150% due 02/15/29  521,000 516,773
4.750% due 04/01/28  270,000 272,001
4.900% due 10/01/26  760,000 761,125
5.250% due 02/01/28  1,100,000 1,115,047
Leidos, Inc.
4.100% due 03/15/29  415,000 410,988
Marvell Technology, Inc.
1.650% due 04/15/26  200,000 199,779
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  690,000 686,948
Oracle Corp.
4.772% (SOFR + 1.110%)
due 02/04/29 § 1,650,000 1,635,600
VMware LLC
1.800% due 08/15/28  810,000 762,871
6,656,202
Utilities - 3.2%
AES Corp.
5.450% due 06/01/28 † 1,500,000 1,514,072
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,958
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 560,000 548,718
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 599,274
2.850% due 08/15/26  690,000 686,336
DTE Energy Co.
4.875% due 06/01/28  1,008,000 1,017,261
Duke Energy Corp.
4.850% due 01/05/29  740,000 749,486
Emera U.S. Finance LLC
4.500% due 04/01/29  974,000 973,033
ENEL Finance International NV (Italy)
1.625% due 07/12/26 ~ 620,000 615,373
3.500% due 04/06/28 ~ 580,000 568,902
a
Principal
Amount Value
4.125% due 09/30/28 ~ $ 231,000 $ 229,145
Exelon Corp.
2.750% due 03/15/27  1,380,000 1,359,250
FirstEnergy Corp.
3.900% due 07/15/27  1,780,000 1,765,944
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  364,000 365,871
NiSource, Inc.
5.250% due 03/30/28  1,590,000 1,615,650
Pacific Gas & Electric Co.
5.450% due 06/15/27  1,300,000 1,313,204
Pinnacle West Capital Corp.
4.900% due 05/15/28  115,000 115,920
Southern Co.
5.500% due 03/15/29  1,020,000 1,051,147
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 518,000 519,838
15,668,382
Total Corporate Bonds & Notes
    (Cost $264,650,331) 264,583,879
MORTGAGE-BACKED SECURITIES - 3.0%
Collateralized Mortgage Obligations - Commercial - 2.9%
ALA Trust
5.416% (SOFR + 1.743%)
due 06/15/40 ~ § 535,000 537,176
ARES Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 02/15/43 ~ § 181,000 180,469
Benchmark Mortgage Trust
3.042% due 08/15/52  346,700 340,291
BLP Commercial Mortgage Trust
5.015% (SOFR + 1.342%)
due 03/15/41 ~ § 256,140 256,440
BX Commercial Mortgage Trust
due 04/15/43 # ~ § 436,000 436,545
4.873% (SOFR + 1.200%)
due 03/15/43 ~ § 673,000 672,243
4.965% (SOFR + 1.293%)
due 12/15/39 ~ § 454,008 454,502
5.064% (SOFR + 1.392%)
due 03/15/41 ~ § 596,615 598,022
5.115% (SOFR + 1.442%)
due 02/15/39 ~ § 416,374 417,362
5.116% (SOFR + 1.443%)
due 04/15/40 ~ § 389,856 390,425
BX Trust
4.423% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,851
4.816% (SOFR + 1.144%)
due 03/15/30 ~ § 1,084,353 1,080,167
4.823% (SOFR + 1.150%)
due 02/15/35 ~ § 1,476,000 1,470,015
5.066% (SOFR + 1.393%)
due 03/15/30 ~ § 70,273 69,802
5.114% (SOFR + 1.442%)
due 04/15/41 ~ § 294,453 294,846
5.164% (SOFR + 1.491%)
due 04/15/37 ~ § 98,953 99,024
CD Mortgage Trust
2.622% due 08/10/49  100,297 99,904

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CENT
4.920% due 07/10/40 ~ § $ 998,000 $ 1,006,046
DTP Commercial Mortgage Trust
5.454% due 01/15/41 ~ § 100,000 101,240
Extended Stay America Trust
4.873% (SOFR + 1.200%)
due 02/15/43 ~ § 887,648 888,795
4.973% (SOFR + 1.300%)
due 10/15/42 ~ § 1,385,000 1,386,819
GS Mortgage Securities Trust
4.106% due 07/10/51 § 67,784 67,576
HAVN Trust
5.373% (SOFR + 1.700%)
due 10/15/35 ~ § 40,000 39,824
Hilton USA Trust
4.194% due 11/05/38 ~ § 171,000 170,520
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  63,184 62,893
Morgan Stanley Capital I Trust
1.925% due 07/15/53  720,650 678,126
PLYM Commercial Mortgage Trust
4.923% (SOFR + 1.250%)
due 03/15/43 ~ § 776,000 773,267
5.123% (SOFR + 1.450%)
due 03/15/43 ~ § 100,000 99,424
TCO Commercial Mortgage Trust
4.915% (SOFR + 1.243%)
due 12/15/39 ~ § 429,000 428,795
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  574,510 572,096
3.063% due 12/15/52  42,590 41,743
3.933% due 03/15/52  692,488 688,242
4.760% due 03/15/38 ~ § 143,000 143,049
14,631,539
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 61,639 60,681
OLIT Trust
3.000% due 11/25/38 ~ § 89,051 86,909
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 81,721 80,180
227,770
Total Mortgage-Backed Securities
    (Cost $14,819,846) 14,859,309
ASSET-BACKED SECURITIES - 20.6%
Automobile Other - 1.0%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 255,000 252,440
Exeter Automobile Receivables Trust
4.400% due 05/15/30  440,000 439,742
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  200,000 201,236
GMF Floorplan Owner Revolving Trust
4.422% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,477
4.790% due 03/15/29 ~ 235,000 236,151
4.822% (SOFR + 1.150%)
due 06/15/28 ~ § 1,247,000 1,248,925
4.910% due 03/15/30 ~ 395,000 397,851
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  $ 485,000 $ 487,188
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 440,892 443,993
5.038% due 07/25/31 ~ 38,237 38,512
5.121% due 12/29/32 ~ 315,407 318,044
5.185% due 07/25/31 ~ 158,410 159,721
Volkswagen Auto Lease Trust
4.010% due 01/22/29  710,000 709,304
5,063,584
Automobile Sequential - 8.0%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,150,000 1,156,378
4.590% due 03/15/34 ~ 499,645 501,068
5.540% due 04/15/33 ~ 390,074 392,066
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 370,000 367,392
4.770% due 02/20/29 ~ 950,000 956,059
4.800% due 08/20/29 ~ 100,000 100,795
BMW Vehicle Lease Trust
4.430% due 06/26/28  545,000 547,012
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,275
CarMax Auto Owner Trust
3.970% due 12/16/30  1,750,000 1,739,914
4.840% due 01/15/30  20,000 20,146
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,775,000 1,770,654
4.550% due 08/12/30  390,000 391,643
4.640% due 01/10/30  1,453,499 1,458,190
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 820,000 823,818
4.510% due 02/22/28 ~ 1,518,575 1,522,339
4.820% due 02/20/29 ~ 615,000 620,669
5.060% due 03/20/31 ~ 1,050,000 1,066,099
5.160% due 09/20/30 ~ 150,000 152,105
5.230% due 03/20/30 ~ 839,379 843,638
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 535,000 535,571
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,251,000 1,257,122
4.610% due 08/15/29  25,000 25,162
5.280% due 02/15/36 ~ 170,000 173,928
5.530% due 09/15/28  1,132,498 1,141,592
Ford Credit Floorplan Master Owner Trust A
4.422% (SOFR + 0.750%)
due 04/15/29 ~ § 930,000 933,434
4.630% due 04/15/30  1,795,000 1,808,380
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  980,000 984,306
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 2,050,000 2,022,716
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 224,000 225,823
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  770,000 775,377
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 320,000 321,945
Hyundai Auto Receivables Trust
4.360% due 12/17/29  740,000 743,134
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  15,000 15,123

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ $ 505,000 $ 506,029
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  2,015,000 2,022,212
4.740% due 01/16/29  539,213 540,244
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 2,030,000 2,037,092
4.750% due 07/22/30 ~ 940,000 946,486
4.950% due 05/21/29 ~ 599,768 602,729
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,090,000 1,086,033
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 770,000 770,848
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 650,000 653,434
USB Auto Owner Trust
4.490% due 06/17/30 ~ 190,000 190,885
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,849
5.480% due 12/20/28  571,272 576,956
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 520,000 517,497
4.410% due 05/18/40 ~ 815,000 817,005
4.570% due 01/18/40 ~ 794,985 797,916
World Omni Auto Receivables Trust
4.730% due 03/15/30  415,000 418,084
World Omni Select Auto Trust
4.080% due 08/15/31  1,820,000 1,811,677
39,859,849
Credit Card Bullet - 0.5%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 181,419
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,000,000 1,009,118
5.530% due 05/15/29 ~ 650,000 653,797
WF Card Issuance Trust
4.340% due 05/15/30  720,000 724,209
2,568,543
Other Asset-Backed Securities - 11.1%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 445,608 445,986
5.080% due 04/15/30 ~ 26,139 26,155
Affirm Master Trust
4.370% due 02/15/34 ~ 875,000 872,042
AIMCO CLO (Cayman)
due 04/16/37 # ~ § 1,832,000 1,832,000
Allegro CLO XIII Ltd. (Cayman)
4.768% (SOFR + 1.100%)
due 07/20/38 ~ § 635,250 636,071
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 1,794,113 1,807,015
ARES LIV CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/38 ~ § 530,000 530,663
ARES XXXIV CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/17/38 ~ § 650,000 650,797
Bain Capital Credit CLO Ltd. (Cayman)
4.818% (SOFR + 1.150%)
due 04/20/34 ~ § 2,070,000 2,072,526
4.819% (SOFR + 1.150%)
due 04/22/35 ~ § 650,000 649,838
a
Principal
Amount Value
Barings CLO Ltd. (Cayman)
4.808% (SOFR + 1.140%)
due 01/20/36 ~ § $ 1,250,000 $ 1,250,047
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,440,286 1,446,682
Benefit Street Partners CLO XXV Ltd. (Cayman)
4.672% (SOFR + 1.000%)
due 01/15/35 ~ § 835,000 835,318
Bowling Green Park CLO LLC
4.668% (SOFR + 1.000%)
due 04/18/35 ~ § 997,000 997,258
Buckhorn Park CLO Ltd. (Cayman)
4.738% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,217
CCG Receivables Trust
4.480% due 10/14/32 ~ 1,591,885 1,597,834
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 99,975
4.590% due 08/16/27 ~ 1,062,014 1,063,948
4.770% due 08/15/35 ~ 255,000 256,813
DLLAA LLC
4.950% due 09/20/29 ~ 1,331,230 1,346,159
DLLAD LLC
5.300% due 07/20/29 ~ 685,000 695,942
DLLMT LLC
4.030% due 07/20/28 ~ 325,000 324,840
4.200% due 12/20/29 ~ 165,000 164,787
Dryden 68 CLO Ltd. (Cayman)
4.772% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,116
Flatiron CLO 19 Ltd. (Cayman)
4.833% (SOFR + 1.180%)
due 11/16/34 ~ § 464,778 465,135
Flatiron CLO 23 LLC
4.908% (SOFR + 1.240%)
due 04/17/36 ~ § 683,000 682,974
Flatiron RR CLO 22 LLC
4.582% (SOFR + 0.910%)
due 10/15/34 ~ § 2,010,000 2,008,091
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 947,413 948,168
4.930% due 06/25/60 ~ 47,800 47,974
Harriman Park CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 07/20/38 ~ § 292,500 292,858
Hartwick Park CLO Ltd. (Jersey)
4.828% (SOFR + 1.160%)
due 01/20/37 ~ § 2,050,000 2,050,052
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 557,246 559,341
Invesco CLO Ltd. (Cayman)
4.749% (SOFR + 1.080%)
due 10/22/34 ~ § 560,000 559,440
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,040,000 2,056,906
5.260% due 11/15/28 ~ 150,000 151,783
M&T Equipment Notes
4.700% due 12/16/27 ~ 260,836 261,763
Madison Park Funding XLV Ltd. (Cayman)
4.752% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,261
Madison Park Funding XXVII Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 04/20/38 ~ § 543,750 544,344

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Magnetite XXIII Ltd. (Cayman)
4.637% (SOFR + 0.990%)
due 01/25/35 ~ § $ 1,910,000 $ 1,910,568
Magnetite XXVI Ltd. (Cayman)
4.568% (SOFR + 0.900%)
due 01/25/38 ~ § 367,500 367,872
Marlette Funding Trust
4.750% due 07/16/35 ~ 29,182 29,210
4.950% due 07/16/35 ~ 700,000 701,191
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 1,700,000 1,717,272
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
4.699% (SOFR + 1.040%)
due 07/23/36 ~ § 1,820,000 1,820,352
OHA Credit Funding 22 Ltd. (Cayman)
4.998% (SOFR + 1.330%)
due 07/20/38 ~ § 518,000 518,087
Oportun Issuance Trust
4.320% due 01/09/34 ~ 125,000 124,431
4.490% due 07/08/33 ~ 165,000 164,645
4.880% due 05/09/33 ~ 360,000 360,763
Palmer Square Loan Funding Ltd. (Cayman)
4.453% (SOFR + 0.800%)
due 02/15/33 ~ § 195,139 194,889
4.612% (SOFR + 0.940%)
due 07/15/33 ~ § 731,186 731,636
4.819% (SOFR + 1.150%)
due 01/15/33 ~ § 1,236,000 1,231,914
PEAC Solutions Receivables LLC
4.390% due 07/20/33 ~ 75,000 75,024
4.940% due 10/20/28 ~ 81,695 82,096
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/43 ~ 235,871 235,052
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 81,781 82,343
RCKT Trust
4.480% due 11/27/34 ~ 70,731 70,749
4.900% due 07/25/34 ~ 41,911 42,003
Reach ABS Trust
4.930% due 08/18/32 ~ 176,836 177,585
RKTL Trust
4.070% due 02/26/35 ~ 634,787 634,217
4.330% due 02/26/35 ~ 680,000 675,905
RR 16 Ltd. (Cayman)
4.722% (SOFR + 1.050%)
due 07/15/36 ~ § 730,000 730,390
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 592,879 592,049
4.470% due 08/15/34 ~ 107,445 107,475
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 1,950,000 1,965,915
Upstart Securitization Trust
4.600% due 09/20/35 ~ 749,381 749,603
Valley Stream Park CLO Ltd. (Jersey)
4.858% (SOFR + 1.190%)
due 01/20/37 ~ § 1,750,000 1,750,095
Verdant Receivables LLC
4.850% due 03/13/28 ~ 81,089 81,372
Verizon Master Trust
4.510% due 03/20/30  590,000 592,893
4.620% due 11/20/30  1,250,000 1,260,224
4.710% due 01/21/31  2,080,000 2,102,164
4.830% due 12/22/31 ~ 2,000,000 2,031,145
a
Principal
Amount Value
Voya CLO Ltd. (Cayman)
4.668% (SOFR + 1.000%)
due 01/20/38 ~ § $ 510,714 $ 511,339
55,404,587
Total Asset-Backed Securities
    (Cost $102,871,217) 102,896,563
U.S. TREASURY OBLIGATIONS - 10.8%
U.S. Treasury Notes - 10.8%
3.500% due 09/30/26 ‡ 26,950,400 26,914,868
4.250% due 03/15/27 ‡ 26,628,500 26,759,549
53,674,417
Total U.S. Treasury Obligations
    (Cost $53,627,259) 53,674,417
SHORT-TERM INVESTMENTS - 14.7%
U.S. Treasury Bills - 14.7%
3.564% due 04/21/26 ‡ 36,856,200 36,782,016
3.671% due 06/25/26  36,752,200 36,441,325
73,223,341
Total Short-Term Investments
(Cost $73,229,283) 73,223,341
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 102.2%
    (Cost $509,197,936) 509,237,509
Shares
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 339,534 339,534
Principal
Amount
Repurchase Agreements - 0.5%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$1,699,308; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $1,733,294) $ 1,699,134 1,699,134
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$778,891; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $798,217) 777,679 777,679
2,476,813
Total Securities Lending Collateral
(Cost $2,816,347) 2,816,347

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
(b) As of March 31, 2026, swap agreements outstanding were as follows:
a
Value
TOTAL INVESTMENTS - 102.8%
(Cost $512,014,283) $ 512,053,856
DERIVATIVES - (2.6%) (13,143,779)
OTHER ASSETS & LIABILITIES, NET - (0.2%) (991,178)
NET ASSETS - 100.0% $ 497,918,899
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/26 80 $ 16,714,862 $ 16,595,625 $ 119,237
CBOT 5 Year U.S. Treasury Notes 06/26 28 3,067,045 3,029,031 38,014
ICE U.S. MSCI EAFE Index 06/26 52 7,372,934 7,542,860 (169,926)
Total Futures Contracts ( $ 12,675 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Total Return Net EAFE SOFR + 0.480% S JPM 04/15/26 $ 77,021,653 ( $ 1,958,075 ) $ – ( $ 1,958,075 )
MSCI Daily Total Return Net EAFE SOFR + 0.250% S CIT 07/15/26 32,111,131 (813,469) – (813,469)
MSCI Daily Total Return Net EAFE SOFR + 0.310% S CIT 07/15/26 101,011,125 (2,561,266) – (2,561,266)
MSCI Daily Total Return Net EAFE SOFR + 0.290% S GSC 07/15/26 45,135,826 (1,144,126) – (1,144,126)
MSCI Daily Total Return Net EAFE SOFR + 0.320% S CIT 10/15/26 133,637,235 (3,389,063) – (3,389,063)
MSCI Daily Total Return Net EAFE SOFR + 0.295% S MSC 10/15/26 51,658,902 (1,309,576) – (1,309,576)
MSCI Daily Total Return Net EAFE SOFR + 0.395% S MSC 01/15/27 77,021,653 (1,955,529) – (1,955,529)
( $ 13,131,104 ) $ – ( $ 13,131,104 )
Total Swap Agreements ( $ 13,131,104 ) $ – ( $ 13,131,104 )

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 95.7%
Australia - 5.5%
spacing
Brambles Ltd. 814,307 $ 12,779,957
Pro Medicus Ltd. 19,954 1,644,547
Rio Tinto PLC 140,761 13,058,915
Woodside Energy Group Ltd. 337,969 8,022,548
35,505,967
Belgium - 3.2%
spacing
KBC Group NV 60,054 7,350,127
UCB SA 44,480 13,401,681
20,751,808
Canada - 5.6%
spacing
Agnico Eagle Mines Ltd. 78,360 15,905,513
Dollarama, Inc. 78,166 9,593,330
Loblaw Cos. Ltd. 228,144 10,401,044
35,899,887
China - 2.2%
spacing
Tencent Holdings Ltd. 155,564 9,811,785
WuXi AppTec Co. Ltd. Class H ~ 275,798 4,223,969
14,035,754
France - 10.4%
spacing
AXA SA 184,952 8,498,828
Danone SA 150,665 12,039,211
Engie SA 215,946 6,959,388
EssilorLuxottica SA 26,273 6,122,269
Hermes International SCA 4,176 7,910,809
L'Oreal SA 26,136 10,671,081
Safran SA 44,970 14,715,505
66,917,091
Germany - 7.8%
spacing
Deutsche Boerse AG 22,300 6,532,682
E.ON SE 704,301 15,425,223
Heidelberg Materials AG 24,386 5,146,336
SAP SE 26,864 4,579,844
Siemens Energy AG 108,743 18,752,671
50,436,756
Italy - 4.2%
spacing
Intesa Sanpaolo SpA 765,600 4,630,260
Prysmian SpA 132,385 15,633,488
Ryanair Holdings PLC 237,697 6,691,611
26,955,359
Japan - 17.3%
spacing
Hoya Corp. 97,462 16,896,046
Keyence Corp. 20,460 7,281,860
Lasertec Corp. 29,496 6,565,027
Mitsubishi Heavy Industries Ltd. 364,012 10,001,832
Mitsubishi UFJ Financial Group, Inc. 919,309 15,567,505
ORIX Corp. 147,422 4,374,208
Pan Pacific International Holdings Corp. 1,083,487 6,609,540
Shin-Etsu Chemical Co. Ltd. 80,460 3,276,233
SoftBank Group Corp. 282,922 6,889,080
Sony Group Corp. 549,306 11,449,030
Sumitomo Electric Industries Ltd. 105,636 6,002,243
Terumo Corp. 592,656 7,962,185
a Shares Value
Tokyo Electron Ltd. 35,939 $ 8,929,078
111,803,867
Netherlands - 5.8%
spacing
Adyen NV * ~ 3,117 3,119,651
ASM International NV 9,544 7,233,899
ASML Holding NV 20,253 26,931,548
37,285,098
Singapore - 0.9%
spacing
Sea Ltd. ADR * 73,872 6,117,341
Spain - 4.0%
spacing
Banco Santander SA 1,119,098 12,545,895
Industria de Diseno Textil SA 226,419 13,179,579
25,725,474
Sweden - 1.3%
spacing
Sandvik AB 225,697 8,676,207
Switzerland - 3.4%
spacing
Cie Financiere Richemont SA Class A  62,767 11,082,518
Galderma Group AG 56,394 11,083,320
22,165,838
Taiwan - 3.0%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd. 332,376 19,222,808
United Kingdom - 15.8%
spacing
3i Group PLC 148,161 4,828,716
AstraZeneca PLC 115,059 22,498,631
BAE Systems PLC 635,355 18,627,657
HSBC Holdings PLC 1,137,492 18,680,560
London Stock Exchange Group PLC 69,110 8,161,042
NatWest Group PLC 1,248,172 9,246,387
Tesco PLC 1,529,147 9,610,732
Unilever PLC 192,182 10,550,672
102,204,397
United States - 5.3%
spacing
Alcon AG 104,511 7,900,010
Roche Holding AG 14,974 5,975,986
Schneider Electric SE 53,814 14,657,945
Spotify Technology SA * 11,974 5,806,312
34,340,253
Total Common Stocks
    (Cost $602,520,286) 618,043,905
TOTAL INVESTMENTS - 95.7%
(Cost $602,520,286) 618,043,905
OTHER ASSETS & LIABILITIES, NET - 4.3% 27,605,131
NET ASSETS - 100.0% $ 645,649,036

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.4%
Australia - 0.9%
spacing
Rio Tinto PLC 90,332 $ 8,380,431
Canada - 2.0%
spacing
Canadian National Railway Co. 19,076 1,960,441
Intact Financial Corp. 28,802 5,219,185
Toronto-Dominion Bank 113,118 10,564,510
17,744,136
China - 2.3%
spacing
NetEase, Inc. 332,600 7,431,881
Tencent Holdings Ltd. 209,523 13,215,106
20,646,987
Denmark - 1.6%
spacing
Carlsberg AS Class B  83,534 10,377,793
Novo Nordisk AS Class B  99,522 3,641,955
14,019,748
Finland - 1.3%
spacing
Kone OYJ Class B  188,302 12,021,337
France - 15.8%
spacing
Air Liquide SA 117,854 24,360,245
BNP Paribas SA 187,156 17,829,160
Capgemini SE 111,443 13,150,100
Cie de Saint-Gobain SA 128,826 10,666,073
Cie Generale des Etablissements Michelin
SCA 168,669 5,778,412
Edenred SE 205,751 4,098,336
Engie SA 527,230 16,991,275
Legrand SA 58,471 9,083,740
LVMH Moet Hennessy Louis Vuitton SE 20,086 10,979,999
Pernod Ricard SA 96,581 7,181,943
TotalEnergies SE 236,554 21,709,532
141,828,815
Germany - 6.7%
spacing
Beiersdorf AG 97,560 8,769,409
Deutsche Boerse AG 66,968 19,617,965
Merck KGaA 94,269 11,977,230
MTU Aero Engines AG 12,871 4,695,582
SAP SE 87,152 14,857,897
59,918,083
Hong Kong - 2.4%
spacing
AIA Group Ltd. 1,327,207 14,747,025
Prudential PLC 481,401 6,692,971
21,439,996
India - 0.3%
spacing
HDFC Bank Ltd. 337,014 2,639,844
Ireland - 2.3%
spacing
AIB Group PLC 1,438,160 15,352,520
Bank of Ireland Group PLC 279,447 5,070,071
20,422,591
a Shares Value
Israel - 1.1%
spacing
Check Point Software Technologies Ltd. * 68,856 $ 9,836,080
Italy - 5.0%
spacing
Eni SpA 495,689 14,094,313
Intesa Sanpaolo SpA 2,891,285 17,486,158
Ryanair Holdings PLC ADR 225,843 13,053,725
44,634,196
Japan - 19.5%
spacing
Daikin Industries Ltd. 80,900 9,703,701
Denso Corp. 678,700 8,509,596
FUJIFILM Holdings Corp. 356,900 6,800,957
Hitachi Ltd. 715,100 20,977,807
Hoya Corp. 31,600 5,478,187
Kose Holdings Corp. 74,700 2,794,053
LY Corp. 2,581,800 6,225,060
Mitsubishi Electric Corp. 553,600 18,106,640
Olympus Corp. 411,200 3,917,637
Seven & i Holdings Co. Ltd. 985,500 13,254,621
Shin-Etsu Chemical Co. Ltd. 348,600 14,194,566
Sompo Holdings, Inc. 415,400 16,170,789
Sony Group Corp. 602,200 12,551,485
Sumitomo Mitsui Financial Group, Inc. 463,000 15,223,583
Suzuki Motor Corp. 691,400 8,427,283
Terumo Corp. 587,000 7,886,198
ZOZO, Inc. 701,800 4,914,642
175,136,805
Netherlands - 1.8%
spacing
ING Groep NV 620,493 16,105,933
Portugal - 0.3%
spacing
Galp Energia SGPS SA 127,952 3,067,979
Singapore - 1.2%
spacing
DBS Group Holdings Ltd. 245,385 10,919,662
Spain - 1.3%
spacing
Amadeus IT Group SA 201,134 11,500,989
Switzerland - 5.3%
spacing
Cie Financiere Richemont SA Class A  93,296 16,472,901
Sonova Holding AG 27,414 6,250,761
UBS Group AG (XVTX) 341,141 13,302,245
Zurich Insurance Group AG 16,578 11,717,637
47,743,544
Taiwan - 3.4%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd. 526,000 30,420,960
United Kingdom - 10.7%
spacing
British American Tobacco PLC 300,808 17,464,552
Compass Group PLC 567,408 15,831,201
London Stock Exchange Group PLC 59,303 7,002,956
NatWest Group PLC 2,207,019 16,349,471
RELX PLC (REN LN) 362,034 11,861,085
RELX PLC (REN NA) 5,341 177,874
Rolls-Royce Holdings PLC 1,135,422 17,249,815
Tesco PLC 1,625,831 10,218,394
96,155,348

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
United States - 12.2%
spacing
Experian PLC 316,009 $ 10,932,171
GSK PLC 510,986 14,075,355
Nestle SA 87,099 8,543,628
Novartis AG 159,665 24,507,670
Qiagen NV 145,951 5,912,436
Roche Holding AG 59,524 23,755,483
Schneider Electric SE 81,170 22,109,217
109,835,960
Total Common Stocks
    (Cost $769,576,030) 874,419,424
Principal
Amount
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government Agency Issues - 2.2%
Federal Home Loan Mortgage Corp. Discount
Notes
3.696% due 04/01/26  $ 19,495,000 19,493,061
Total Short-Term Investments
(Cost $19,495,000) 19,493,061
TOTAL INVESTMENTS - 99.6%
(Cost $789,071,030) 893,912,485
OTHER ASSETS & LIABILITIES, NET - 0.4% 3,418,197
NET ASSETS - 100.0% $ 897,330,682

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 94.5%
Australia - 3.7%
spacing
Amotiv Ltd. 269,602 $ 1,265,624
AUB Group Ltd. 70,762 1,192,306
Deterra Royalties Ltd. 449,552 1,270,111
Imdex Ltd. 604,735 1,653,572
nib holdings Ltd. 229,273 1,013,884
OceanaGold Corp. 48,000 1,513,392
Vault Minerals Ltd. 470,000 1,402,411
9,311,300
Austria - 4.3%
spacing
Eurotelesites AG * 78,863 402,900
Mayr Melnhof Karton AG 16,929 1,715,469
Strabag SE Class BR  23,145 2,291,063
Telekom Austria AG 171,524 1,806,113
voestalpine AG 39,000 1,730,507
Wienerberger AG 102,411 2,723,525
10,669,577
Belgium - 0.9%
spacing
Econocom Group SA NV 207,564 335,878
Fagron 74,236 1,864,909
2,200,787
Brazil - 0.9%
spacing
Afya Ltd. Class A  42,390 630,339
Hypera SA 243,772 1,095,594
LOG Commercial Properties e Participacoes
SA 80,595 429,904
2,155,837
Canada - 2.2%
spacing
CCL Industries, Inc. Class B  41,870 2,623,384
North West Co., Inc. 57,160 2,240,626
Quebecor, Inc. Class A  16,100 690,016
5,554,026
Cayman - 0.1%
spacing
Patria Investments Ltd. Class A  18,930 238,518
China - 5.7%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 529,109
Consun Pharmaceutical Group Ltd. 726,000 1,548,983
Far East Horizon Ltd. 2,491,647 2,252,616
Horizon Construction Development Ltd. 286,080 32,106
New Oriental Education & Technology Group,
Inc. 325,000 1,840,887
Precision Tsugami China Corp. Ltd. ~ 359,572 1,585,974
Qingdao Port International Co. Ltd. Class H ~ 2,481,772 2,155,393
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  1,670,550 803,226
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  461,493 2,134,416
Yangzijiang Shipbuilding Holdings Ltd. 441,720 1,312,080
14,194,790
Finland - 0.5%
spacing
Huhtamaki OYJ 39,782 1,292,696
a Shares Value
France - 3.1%
spacing
Altarea SCA REIT 12,740 $ 1,666,256
ARGAN SA REIT 19,499 1,279,105
Thermador Groupe 29,862 2,443,733
Vallourec SACA 94,427 2,390,288
7,779,382
Germany - 1.4%
spacing
JOST Werke SE ~ 18,740 1,091,227
Rheinmetall AG 876 1,477,624
Stabilus SE 45,208 849,042
3,417,893
Greece - 1.0%
spacing
Alpha Bank SA 184,100 682,886
Athens International Airport SA 107,328 1,303,606
Metlen Energy & Metals PLC * 14,747 579,809
2,566,301
Hong Kong - 0.6%
spacing
WH Group Ltd. ~ 1,220,270 1,603,967
Hungary - 0.4%
spacing
Richter Gedeon Nyrt 31,696 1,128,429
India - 1.2%
spacing
KRBL Ltd. 185,458 554,101
National Aluminium Co. Ltd. 335,000 1,382,951
Redington Ltd. 491,160 1,052,872
2,989,924
Indonesia - 0.9%
spacing
Bank Syariah Indonesia Tbk. PT 4,291,160 537,201
Selamat Sempurna Tbk. PT 10,255,570 1,062,097
Sumber Alfaria Trijaya Tbk. PT 9,063,170 795,320
2,394,618
Ireland - 0.7%
spacing
Irish Residential Properties REIT PLC ◊ 1,423,726 1,665,361
Israel - 0.6%
spacing
Bezeq The Israeli Telecommunication Corp.
Ltd. 657,344 1,572,644
Italy - 3.5%
spacing
Banca Generali SpA 22,115 1,319,729
Banca Mediolanum SpA 69,280 1,403,696
Lottomatica Group SpA 83,100 2,399,500
Pirelli & C SpA ~ 158,882 1,099,376
Recordati Industria Chimica e Farmaceutica
SpA 36,485 2,089,079
Sesa SpA 6,267 582,397
8,893,777
Japan - 24.6%
spacing
ABC-Mart, Inc. 66,820 1,063,318
As One Corp. 88,010 1,239,108
Chugoku Marine Paints Ltd. 66,100 1,409,345
Daiichikosho Co. Ltd. 63,880 684,381
Ebara Corp. 77,490 2,193,597
Funai Soken Holdings, Inc. 50,930 369,257

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Furukawa Electric Co. Ltd. 8,000 $ 1,535,841
Hachijuni Nagano Bank Ltd. 180,610 2,270,806
Hikari Tsushin, Inc. 5,620 1,429,790
Hokuhoku Financial Group, Inc. 78,380 2,973,121
Inaba Denki Sangyo Co. Ltd. 118,580 1,979,211
Itochu Enex Co. Ltd. 67,650 857,714
Kamigumi Co. Ltd. 61,830 2,137,513
Kawasaki Heavy Industries Ltd. 147,050 2,765,590
Kyoto Financial Group, Inc. 91,620 2,414,053
Maruwa Co. Ltd. 6,120 2,161,435
MEITEC Group Holdings, Inc. 66,660 1,380,136
Mitani Corp. 103,990 1,514,842
Namura Shipbuilding Co. Ltd. 50,000 1,386,759
Nichias Corp. 92,700 1,729,599
Niterra Co. Ltd. 35,000 1,650,305
NOF Corp. 131,490 2,624,777
NSD Co. Ltd. 84,550 1,462,514
PALTAC Corp. 60,720 1,862,875
Prestige International, Inc. 29,470 126,455
Renesas Electronics Corp. 113,310 1,620,018
Roland Corp. 50,180 1,231,986
San-Ai Obbli Co. Ltd. 98,450 1,516,836
Ship Healthcare Holdings, Inc. 130,250 2,010,238
Sojitz Corp. 47,700 1,888,772
Starts Corp., Inc. 38,340 1,166,809
Systena Corp. 477,500 1,268,548
Tokyo Ohka Kogyo Co. Ltd. 36,800 1,800,816
Tokyo Tatemono Co. Ltd. 65,000 1,499,571
Toyo Tire Corp. 57,000 1,337,255
Tsuruha Holdings, Inc. 164,210 2,566,541
WingArc1st, Inc. 50,400 833,495
Yokogawa Electric Corp. 51,800 1,600,814
61,564,041
Mexico - 1.1%
spacing
Bolsa Mexicana de Valores SAB de CV 459,399 971,958
Gruma SAB de CV Class B  62,336 1,143,041
Grupo Comercial Chedraui SA de CV 108,760 638,980
2,753,979
Netherlands - 0.2%
spacing
Acomo NV 20,532 634,813
Norway - 1.4%
spacing
Europris ASA ~ 200,785 1,897,536
SpareBank 1 SMN 71,586 1,527,770
3,425,306
Peru - 0.6%
spacing
Intercorp Financial Services, Inc. 29,585 1,485,167
Philippines - 1.6%
spacing
Century Pacific Food, Inc. 3,149,575 1,814,570
Robinsons Land Corp. 7,948,839 2,279,109
4,093,679
Poland - 0.6%
spacing
mBank SA * 5,000 1,454,703
Saudi Arabia - 0.6%
spacing
Bupa Arabia for Cooperative Insurance Co. 30,620 1,458,740
a Shares Value
Singapore - 1.4%
spacing
Hour Glass Ltd. 458,582 $ 819,139
HRnetgroup Ltd. ~ 1,723,895 998,913
Mapletree Industrial Trust REIT 1,101,539 1,671,048
3,489,100
South Africa - 0.5%
spacing
Pepkor Holdings Ltd. ~ 965,445 1,297,972
South Korea - 2.8%
spacing
Hansol Chemical Co. Ltd. 12,000 2,058,254
LG Innotek Co. Ltd. 8,000 1,613,676
Seoul Guarantee Insurance Co. 33,761 1,166,354
Soulbrain Co. Ltd. 1,750 433,089
Vitzrocell Co. Ltd. 73,480 1,766,579
7,037,952
Spain - 2.7%
spacing
CIE Automotive SA 40,979 1,290,125
Logista Integral SA 66,681 2,495,433
Prosegur Cia de Seguridad SA 621,513 1,857,002
Viscofan SA 15,812 1,101,049
6,743,609
Sweden - 3.0%
spacing
Alleima AB 350,000 2,777,519
Alligo AB Class B  73,273 979,899
Beijer Alma AB 47,439 1,213,326
Granges AB 166,107 2,595,134
7,565,878
Taiwan - 3.9%
spacing
International Games System Co. Ltd. 70,960 1,695,021
Sporton International, Inc. 201,419 1,210,998
Test Research, Inc. 240,947 1,993,945
Tripod Technology Corp. 211,799 2,313,468
Yageo Corp. 327,808 2,590,480
9,803,912
United Arab Emirates - 0.2%
spacing
RAK Properties PJSC * 1,489,983 389,912
United Kingdom - 13.0%
spacing
Ashtead Technology Holdings PLC 720,391 4,004,403
Bodycote PLC 286,219 2,312,816
Close Brothers Group PLC * 183,220 971,495
Convatec Group PLC ~ 563,166 1,624,417
Grainger PLC REIT 687,591 1,474,355
Hiscox Ltd. 111,318 2,246,961
Informa PLC 97,633 980,598
JET2 PLC 85,944 1,281,140
Lancashire Holdings Ltd. 165,929 1,289,167
LSL Property Services PLC 241,104 711,650
Metro Bank Holdings PLC * 700,000 1,091,441
Premier Foods PLC 905,686 2,215,320
Rathbones Group PLC 131,376 3,496,292
Sabre Insurance Group PLC ~ 2,073,986 4,293,382
Savills PLC 128,563 1,402,168
Shawbrook Group PLC * ~ 177,900 753,499
Subsea 7 SA 78,307 2,425,851
32,574,955

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
United States - 4.6%
spacing
Antero Resources Corp. * 42,101 $ 1,786,767
GCC SAB de CV 303,660 3,229,744
Impro Precision Industries Ltd. ~ 1,838,911 1,848,987
Ovintiv, Inc. 33,740 2,002,806
RHI Magnesita NV 84,232 2,669,070
11,537,374
Total Common Stocks
    (Cost $216,211,941) 236,940,919
EXCHANGE-TRADED FUNDS - 4.0%
iShares MSCI India † 213,330 9,992,377
a
Total Exchange-Traded Funds
    (Cost $11,138,707) 9,992,377
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.5%
    (Cost $227,350,648) 246,933,296
SECURITIES LENDING COLLATERAL - 3.7%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity
Funds 3.520
%
1,121,641 1,121,641
Principal
Amount
Repurchase Agreements - 3.3%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$5,613,608; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 10/01/30
- 03/20/65 and an aggregate value of
$5,725,880) $ 5,613,032 5,613,032
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$2,573,042; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $2,636,884) 2,569,038 2,569,038
8,182,070
Total Securities Lending Collateral
(Cost $9,303,711) 9,303,711
a
TOTAL INVESTMENTS - 102.2%
(Cost $236,654,359) 256,237,007
OTHER ASSETS & LIABILITIES, NET - (2.2%) (5,625,298)
NET ASSETS - 100.0% $ 250,611,709

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, restricted securities were as follows:
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $1,531,683 $1,665,361 0.7%

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 1.4%
Germany - 1.4%
spacing
Henkel AG & Co. KGaA 83,396 $ 6,442,270
Volkswagen AG 93,439 9,558,108
16,000,378
Total Preferred Stocks
    (Cost $16,947,486) 16,000,378
COMMON STOCKS - 96.0%
Austria - 1.5%
spacing
ams-OSRAM AG * 121,065 1,288,756
Erste Group Bank AG 91,687 9,904,515
Mondi PLC 497,423 5,623,677
16,816,948
Belgium - 1.0%
spacing
Ageas SA 127,058 9,353,119
Proximus SADP 228,291 1,847,092
11,200,211
Brazil - 3.9%
spacing
Ambev SA 3,029,989 8,920,593
Banco Bradesco SA ADR 3,696,422 13,491,940
Lojas Renner SA 1,615,160 4,664,767
Natura Cosmeticos SA * 2,610,659 5,261,789
Telefonica Brasil SA 941,681 7,495,489
Ultrapar Participacoes SA 812,338 4,504,059
44,338,637
Canada - 1.4%
spacing
Barrick Mining Corp. 165,036 6,744,516
Nutrien Ltd. 115,939 8,748,757
15,493,273
China - 2.2%
spacing
Alibaba Group Holding Ltd. 114,668 1,797,362
Baidu, Inc. Class A * 538,356 7,525,238
China Mengniu Dairy Co. Ltd. 2,991,114 6,608,276
DiDi Global, Inc. ADR * 575,429 2,365,013
JD.com, Inc. Class A  432,036 6,368,426
24,664,315
Finland - 0.9%
spacing
Nokia OYJ (OMXH) 1,228,193 9,852,585
France - 12.8%
spacing
Arkema SA 74,897 5,142,266
AXA SA 201,662 9,266,678
BNP Paribas SA 173,652 16,542,720
Carrefour SA 469,875 8,700,134
Cie de Saint-Gobain SA 85,190 7,053,256
Engie SA 528,283 17,025,210
Orange SA 870,369 17,845,224
Renault SA 209,930 7,197,219
Societe Generale SA 315,534 23,039,312
Sodexo SA 56,287 2,889,327
TotalEnergies SE † 289,948 26,609,719
Valeo SE 297,952 3,648,678
144,959,743
a Shares Value
Germany - 5.9%
spacing
Aumovio SE * 73,608 $ 2,882,569
BASF SE 203,655 12,543,186
Beiersdorf AG 40,370 3,628,752
Brenntag SE 65,519 4,438,144
Continental AG 67,091 4,683,433
Daimler Truck Holding AG 214,092 10,543,133
Evonik Industries AG 343,289 6,736,247
Fresenius SE & Co. KGaA 178,378 9,257,059
Mercedes-Benz Group AG 57,970 3,563,004
Wacker Chemie AG 35,149 3,479,631
Zalando SE * ~ 180,830 4,417,811
66,172,969
Hong Kong - 2.6%
spacing
ASMPT Ltd. 312,519 4,045,172
CK Asset Holdings Ltd. 1,146,019 6,557,280
Prudential PLC 1,117,989 15,543,525
Yue Yuen Industrial Holdings Ltd. 1,672,237 3,262,181
29,408,158
India - 0.3%
spacing
Canara Bank 2,463,292 3,245,282
Indonesia - 0.5%
spacing
Bank Negara Indonesia Persero Tbk. PT 24,076,542 5,376,646
Ireland - 2.1%
spacing
AIB Group PLC 1,141,143 12,181,830
Bank of Ireland Group PLC 640,092 11,613,337
23,795,167
Italy - 3.9%
spacing
BPER Banca SpA 667,485 8,747,533
Eni SpA 516,468 14,685,138
UniCredit SpA 294,149 21,103,362
44,536,033
Japan - 17.2%
spacing
Alfresa Holdings Corp. 180,830 2,920,341
Amada Co. Ltd. 182,410 2,572,610
Chiba Bank Ltd. † 774,960 10,031,510
Dai-ichi Life Holdings, Inc. 306,240 2,824,142
Dentsu Group, Inc. 282,700 4,858,824
Eisai Co. Ltd. 179,324 5,614,062
Hakuhodo DY Holdings, Inc. † 326,520 2,151,127
Hino Motors Ltd. * 452,488 1,099,883
Honda Motor Co. Ltd. † 1,002,728 8,115,647
Horiba Ltd. 20,060 2,346,142
Isuzu Motors Ltd. 66,571 958,673
Japan Airlines Co. Ltd. 315,107 5,144,564
Japan Post Insurance Co. Ltd. 966,780 9,750,554
JGC Holdings Corp. 303,450 4,463,154
Koito Manufacturing Co. Ltd. 395,840 6,253,157
Kubota Corp. 681,420 10,919,884
Kuraray Co. Ltd. 206,480 2,176,912
Mitsubishi Estate Co. Ltd. 283,397 7,866,093
Mitsubishi Gas Chemical Co., Inc. 141,190 3,312,787
Nikon Corp. † 220,052 2,687,320
Nippon Television Holdings, Inc. 120,817 2,435,101
Nissan Motor Co. Ltd. * 1,532,598 3,321,703
Persol Holdings Co. Ltd. 2,620,230 3,866,677

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Resona Holdings, Inc. 1,031,225 $ 11,763,953
Rinnai Corp. 147,530 3,447,462
Rohm Co. Ltd. † 440,255 8,771,876
Sega Sammy Holdings, Inc. 211,650 3,258,520
Stanley Electric Co. Ltd. † 174,886 3,211,210
Subaru Corp. 306,958 4,945,518
Sumitomo Heavy Industries Ltd. 104,201 3,186,878
Sumitomo Mitsui Trust Group, Inc. 377,394 12,022,498
Sysmex Corp. 432,720 3,773,700
T&D Holdings, Inc. † 597,236 15,297,919
Taiheiyo Cement Corp. † 77,601 1,748,609
Takeda Pharmaceutical Co. Ltd. 181,848 6,697,074
THK Co. Ltd. 99,839 2,951,651
Tsuruha Holdings, Inc. 266,650 4,167,640
Yamato Holdings Co. Ltd. 336,397 3,751,375
194,686,750
Luxembourg - 0.2%
spacing
RTL Group SA 49,454 2,117,481
Mexico - 1.1%
spacing
America Movil SAB de CV ADR 483,034 12,307,706
Netherlands - 5.8%
spacing
ABN AMRO Bank NV ~ 446,458 14,153,081
Heineken NV 129,023 9,924,233
ING Groep NV 511,160 13,268,012
Koninklijke Philips NV 455,392 12,455,989
NN Group NV 159,086 12,423,965
Randstad NV † 136,737 3,568,814
65,794,094
Pakistan - 0.1%
spacing
VEON Ltd. ADR * 33,523 1,552,115
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 –
Sberbank of Russia PJSC * ± Ω 927,996 –
–
South Africa - 1.9%
spacing
Anglo American PLC 137,040 5,883,893
MTN Group Ltd. 916,638 10,703,262
Old Mutual Ltd. 6,545,664 5,338,268
21,925,423
South Korea - 4.7%
spacing
Coway Co. Ltd. * 29,718 1,439,584
Hankook Tire & Technology Co. Ltd. 62,432 2,298,171
Hyundai Mobis Co. Ltd. 20,736 5,350,308
KB Financial Group, Inc. 84,168 8,262,811
KT Corp. ADR 366,973 7,871,571
LG Electronics, Inc. 23,951 1,736,444
LG H&H Co. Ltd. 8,071 1,332,528
Shinhan Financial Group Co. Ltd. 227,381 13,552,217
SK Telecom Co. Ltd. 225,440 11,664,323
53,507,957
a Shares Value
Sweden - 1.6%
spacing
SKF AB Class B  350,209 $ 8,442,114
Telefonaktiebolaget LM Ericsson Class B † 797,983 9,097,194
17,539,308
Switzerland - 2.0%
spacing
Adecco Group AG 153,565 3,693,573
Swatch Group AG Class BR † 33,883 7,480,058
UBS Group AG (XVTX) 277,791 10,832,014
22,005,645
Thailand - 1.5%
spacing
Bangkok Bank PCL 883,128 4,501,531
Kasikornbank PCL 2,197,097 12,770,699
17,272,230
Turkey - 0.1%
spacing
Coca-Cola Icecek AS 503,696 798,492
United Kingdom - 12.1%
spacing
Barratt Redrow PLC 925,569 3,219,206
British American Tobacco PLC 486,482 28,244,562
British Land Co. PLC REIT 921,525 4,359,146
BT Group PLC 3,875,759 10,862,072
Burberry Group PLC * 324,040 4,741,388
CK Hutchison Holdings Ltd. 936,237 7,186,574
DCC PLC 111,920 6,932,000
Diageo PLC 280,281 5,212,446
easyJet PLC 1,488,886 6,927,512
Hikma Pharmaceuticals PLC 216,731 3,640,182
J Sainsbury PLC 829,694 3,722,842
Kingfisher PLC 1,511,899 5,748,748
Land Securities Group PLC REIT 659,910 4,867,657
Reckitt Benckiser Group PLC 144,915 9,744,134
Standard Chartered PLC 1,037,384 21,618,935
Tate & Lyle PLC 594,442 2,848,229
UNITE Group PLC REIT 529,228 3,206,495
WPP PLC 1,017,996 3,183,753
136,265,881
United States - 8.7%
spacing
BP PLC 2,524,938 19,762,195
GSK PLC 1,001,676 27,591,646
Sanofi SA 208,522 20,136,921
Shell PLC 657,989 30,474,799
97,965,561
Total Common Stocks
    (Cost $845,188,081) 1,083,598,610
EXCHANGE-TRADED FUNDS - 0.3%
iShares Core MSCI EAFE 37,354 3,381,658
a
Total Exchange-Traded Funds
    (Cost $3,320,954) 3,381,658
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.7%
    (Cost $865,456,521) 1,102,980,646

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SECURITIES LENDING COLLATERAL - 8.0%
Mutual Funds - 1.0%
The Morgan Stanley Institutional Liquidity
Funds 3.520
%
10,859,740 $ 10,859,740
Principal
Amount
Repurchase Agreements - 7.0%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$54,351,011; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 10/01/30
- 03/20/65 and an aggregate value of
$55,438,032) $ 54,345,441 54,345,441
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$24,912,220; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $25,530,344) 24,873,459 24,873,459
79,218,900
Total Securities Lending Collateral
(Cost $90,078,640) 90,078,640
a
TOTAL INVESTMENTS - 105.7%
(Cost $955,535,161) 1,193,059,286
OTHER ASSETS & LIABILITIES, NET - (5.7%) (64,382,431)
NET ASSETS - 100.0% $ 1,128,676,855

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 10,887 $ 10,887
Contra Abiomed, Inc. - Contingent Value Rights
* ± Ω 11,083 25,713
Frequency Therapeutics, Inc. - Contingent Value
Rights * ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,547
45,147
Total Rights
    (Cost $23,886) 45,147
COMMON STOCKS - 98.4%
Consumer, Non-Cyclical - 98.0%
spacing
4D Molecular Therapeutics, Inc. * 7,665 71,361
Abbott Laboratories 81,496 8,367,194
AbbVie, Inc. 68,882 14,981,146
Agilent Technologies, Inc. 16,087 1,833,596
Agios Pharmaceuticals, Inc. * 20,492 693,244
Aktis Oncology, Inc. †* 16,038 286,920
Alcon AG 3,978 299,742
Allogene Therapeutics, Inc. * 73,377 179,040
Alnylam Pharmaceuticals, Inc. * 5,633 1,863,791
Alumis, Inc. * 17,411 383,564
Amgen, Inc. 35,170 12,374,565
Apogee Therapeutics, Inc. * 12,138 1,021,656
Arcellx, Inc. * 5,502 631,740
Arcus Biosciences, Inc. * 27,126 585,922
Argenx SE ADR * (Netherlands)  7,332 5,354,193
AstraZeneca PLC (United Kingdom)  22,914 4,480,602
Beam Therapeutics, Inc. * 10,063 239,801
Bicara Therapeutics, Inc. * 9,489 188,736
Bio-Techne Corp. 11,772 615,205
Biogen, Inc. * 21,727 3,983,211
Biohaven Ltd. * 20,827 176,196
BioMarin Pharmaceutical, Inc. * 19,970 1,128,105
BioNTech SE ADR * (Germany)  2,544 226,111
Boston Scientific Corp. * 88,093 5,527,836
BridgeBio Oncology Therapeutics, Inc. †*
(Cayman)  40,663 363,934
Bridgebio Pharma, Inc. * 12,436 923,497
Bright Minds Biosciences, Inc. * (Canada)  5,663 413,229
Bristol-Myers Squibb Co. 65,657 3,982,097
Bruker Corp. † 29,925 1,080,891
Cencora, Inc. 10,756 3,378,890
CG oncology, Inc. * 3,612 244,460
Charles River Laboratories International, Inc. * 3,410 588,225
Cogent Biosciences, Inc. * 83,454 3,212,145
Cooper Cos., Inc. * 18,422 1,317,173
Corvus Pharmaceuticals, Inc. * 6,673 97,626
CVS Health Corp. 21,978 1,578,460
Cytokinetics, Inc. * 10,952 721,846
Daiichi Sankyo Co. Ltd. (Japan)  41,900 749,619
Danaher Corp. 36,464 6,913,574
Denali Therapeutics, Inc. * 14,927 286,598
Dexcom, Inc. * 39,665 2,490,962
Dianthus Therapeutics, Inc. * 11,071 929,078
Dyne Therapeutics, Inc. * 16,708 302,916
Edgewise Therapeutics, Inc. * 15,344 483,336
a Shares Value
Edwards Lifesciences Corp. * 102,345 $ 8,195,788
Eikon Therapeutics, Inc. †* 43,100 455,998
Elanco Animal Health, Inc. * 28,619 684,853
Elevance Health, Inc. 5,311 1,554,795
Eli Lilly & Co. 40,025 36,813,794
Enanta Pharmaceuticals, Inc. * 29,263 369,592
Erasca, Inc. * 42,899 694,106
Exelixis, Inc. * 13,864 594,627
EyePoint, Inc. * 11,146 143,672
Galderma Group AG (Switzerland)  11,157 2,192,726
Gilead Sciences, Inc. 102,982 14,352,601
Glaukos Corp. * 5,290 569,521
Gossamer Bio, Inc. †* 21,834 7,173
Guardant Health, Inc. * 26,786 2,474,223
HCA Healthcare, Inc. 7,531 3,563,970
Hologic, Inc. * 8,399 634,880
Humana, Inc. 4,672 810,078
IDEXX Laboratories, Inc. * 4,616 2,593,684
Illumina, Inc. * 9,156 1,128,569
Immunocore Holdings PLC ADR * (United
Kingdom)  11,435 344,765
Immunome, Inc. * 17,186 375,858
Incyte Corp. * 23,632 2,224,244
Insmed, Inc. * 23,274 3,805,765
Intellia Therapeutics, Inc. * 31,327 401,612
Intuitive Surgical, Inc. * 19,070 8,791,079
Ionis Pharmaceuticals, Inc. * 10,319 774,854
IQVIA Holdings, Inc. * 8,371 1,427,590
Johnson & Johnson 159,722 39,042,446
KalVista Pharmaceuticals, Inc. * 12,713 255,913
Kodiak Sciences, Inc. * 7,636 291,084
Kymera Therapeutics, Inc. * 3,245 270,276
LB Pharmaceuticals, Inc. †* 33,445 824,754
Maze Therapeutics, Inc. †* 10,886 324,947
MBX Biosciences, Inc. †* 19,741 589,269
McKesson Corp. 2,010 1,739,374
Medline, Inc. Class A * 51,583 2,295,444
Medtronic PLC 51,959 4,502,247
Merck & Co., Inc. 157,711 18,971,056
Moderna, Inc. †* 33,405 1,696,974
Monte Rosa Therapeutics, Inc. * 18,858 310,214
MoonLake Immunotherapeutics * 9,574 178,459
Natera, Inc. * 8,143 1,628,519
Neurocrine Biosciences, Inc. * 4,679 616,412
Novartis AG ADR 14,858 2,269,560
Novocure Ltd. * 34,399 374,949
Nuvalent, Inc. Class A * 19,497 1,997,468
Nyxoah SA †* (Belgium)  20,566 60,053
Ocular Therapeutix, Inc. * 15,472 131,048
Orchestra BioMed Holdings, Inc. * 12,512 53,176
Oruka Therapeutics, Inc. * 11,025 540,776
Palvella Therapeutics, Inc. * 3,008 374,947
Penumbra, Inc. * 7,995 2,625,318
Pfizer, Inc. 350,127 9,831,566
Protagonist Therapeutics, Inc. * 22,226 2,342,620
PTC Therapeutics, Inc. * 2,902 197,713
Quest Diagnostics, Inc. 5,093 998,126
RadNet, Inc. * 6,429 359,317
Regeneron Pharmaceuticals, Inc. 5,239 4,047,861
REGENXBIO, Inc. * 12,859 107,758
Revolution Medicines, Inc. * 18,010 1,751,473
Rhythm Pharmaceuticals, Inc. * 32,248 2,804,609
Roivant Sciences Ltd. * 28,440 787,788
Scholar Rock Holding Corp. * 13,630 670,051

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
STERIS PLC 4,051 $ 895,798
Stoke Therapeutics, Inc. * 28,316 921,969
Stryker Corp. 15,877 5,217,023
Summit Therapeutics, Inc. †* 54,464 1,032,637
Syndax Pharmaceuticals, Inc. * 3,465 80,942
Terns Pharmaceuticals, Inc. * 22,202 1,170,489
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  207,331 6,244,810
Thermo Fisher Scientific, Inc. 15,612 7,673,766
TScan Therapeutics, Inc. * 33,788 34,126
UCB SA (Belgium)  3,202 964,752
United Therapeutics Corp. * 3,301 1,957,427
UnitedHealth Group, Inc. 40,166 10,868,518
Upstream Bio, Inc. * 20,337 183,033
Vaxcyte, Inc. * 5,243 304,671
Vertex Pharmaceuticals, Inc. * 21,484 9,593,465
Viking Therapeutics, Inc. †* 25,077 816,006
Viridian Therapeutics, Inc. * 31,305 612,326
Vor BioPharma, Inc. * 6,863 122,436
Voyager Therapeutics, Inc. * 22,232 85,816
Waters Corp. * 7,514 2,237,669
WaVe Life Sciences Ltd. * 20,393 147,849
West Pharmaceutical Services, Inc. 3,617 906,565
Zealand Pharma AS * (Denmark)  4,949 230,475
349,698,583
Industrial - 0.1%
spacing
Mettler-Toledo International, Inc. * 276 348,091
Technology - 0.3%
spacing
Veeva Systems, Inc. Class A * 6,034 1,059,932
Total Common Stocks
    (Cost $314,656,272) 351,106,606
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $314,680,158) 351,151,753
SECURITIES LENDING COLLATERAL - 1.7%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 706,719 706,719
Principal
Amount
Repurchase Agreements - 1.5%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$3,536,998; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $3,607,738) $ 3,536,636 3,536,636
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,621,211; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,661,437) $ 1,618,689 $ 1,618,689
5,155,325
Total Securities Lending Collateral
(Cost $5,862,044) 5,862,044
a
TOTAL INVESTMENTS - 100.1%
(Cost $320,542,202) 357,013,797
OTHER ASSETS & LIABILITIES, NET - (0.1%) (390,649)
NET ASSETS - 100.0% $ 356,623,148

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $45,147 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.4%
Consumer, Cyclical - 1.5%
spacing
Hilton Worldwide Holdings, Inc. 10,951 $ 3,329,980
Hyatt Hotels Corp. Class A † 11,326 1,628,566
4,958,546
Financial - 97.9%
spacing
Agree Realty Corp. REIT 75,619 5,700,160
American Healthcare REIT, Inc. 126,532 5,967,249
American Homes 4 Rent Class A REIT 321,861 8,986,359
American Tower Corp. REIT 26,593 4,589,420
AvalonBay Communities, Inc. REIT 88,109 14,392,605
Brixmor Property Group, Inc. REIT 99,560 2,867,328
Cousins Properties, Inc. REIT 221,815 5,006,365
Curbline Properties Corp. REIT 94,923 2,448,064
Digital Realty Trust, Inc. REIT 65,689 11,837,815
EastGroup Properties, Inc. REIT 38,773 7,176,495
Equinix, Inc. REIT 38,838 38,070,561
Equity LifeStyle Properties, Inc. REIT 80,434 5,020,690
Essex Property Trust, Inc. REIT 34,081 8,247,602
Extra Space Storage, Inc. REIT 127,244 16,685,506
Gaming & Leisure Properties, Inc. REIT 147,708 6,553,804
Healthpeak Properties, Inc. REIT 376,310 6,182,773
Hudson Pacific Properties, Inc. REIT * 52,685 311,368
InvenTrust Properties Corp. REIT 171,855 5,234,703
Invitation Homes, Inc. REIT 246,700 6,130,495
Iron Mountain, Inc. REIT 96,291 9,835,163
Jones Lang LaSalle, Inc. * 5,273 1,604,679
Kilroy Realty Corp. REIT † 88,463 2,495,541
National Health Investors, Inc. REIT 42,970 3,474,554
NETSTREIT Corp. REIT 225,543 4,246,975
Prologis, Inc. REIT 176,953 23,389,648
Regency Centers Corp. REIT 173,303 13,112,105
Rexford Industrial Realty, Inc. REIT 194,180 6,355,511
Ryman Hospitality Properties, Inc. REIT 36,563 3,373,668
Sabra Health Care REIT, Inc. 413,009 7,942,163
Simon Property Group, Inc. REIT 56,315 10,504,437
Smartstop Self Storage REIT, Inc. 59,298 1,795,543
Terreno Realty Corp. REIT 52,017 3,194,884
Ventas, Inc. REIT 283,595 23,192,399
Vornado Realty Trust REIT 114,039 2,963,874
Welltower, Inc. REIT 173,774 34,356,858
313,247,364
Total Common Stocks
    (Cost $299,298,662) 318,205,910
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $299,298,662) 318,205,910
SECURITIES LENDING COLLATERAL - 1.4%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 500,855 500,855
Principal
Amount Value
Repurchase Agreements - 1.2%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$2,506,689; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $2,556,823) $ 2,506,432 $ 2,506,432
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,148,961; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,177,469) 1,147,173 1,147,173
3,653,605
Total Securities Lending Collateral
(Cost $4,154,460) 4,154,460
a
TOTAL INVESTMENTS - 100.8%
(Cost $303,453,122) 322,360,370
OTHER ASSETS & LIABILITIES, NET - (0.8%) (2,512,162)
NET ASSETS - 100.0% $ 319,848,208

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * ± Ω 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 98.3%
Communications - 10.1%
spacing
Airbnb, Inc. Class A * 8,900 1,123,892
Amazon.com, Inc. * 37,600 7,830,952
Cisco Systems, Inc. 251,600 19,521,644
Maplebear, Inc. * 1,800 67,428
Meta Platforms, Inc. Class A  5,200 2,975,076
Netflix, Inc. * 53,400 5,134,410
Shopify, Inc. Class A * (Canada)  3,200 379,694
Shopify, Inc. Class A †* (Canada)  64,300 7,627,266
44,660,362
Industrial - 1.6%
spacing
Amphenol Corp. Class A  30,100 3,803,135
Beta Technologies, Inc. Class A * 2,700 39,690
Coherent Corp. * 5,900 1,405,439
Jabil, Inc. 6,300 1,673,469
6,921,733
Technology - 86.6%
spacing
Apple, Inc. 220,100 55,859,179
ASML Holding NV (Netherlands)  4,800 6,382,829
Astera Labs, Inc. * 38,800 4,252,480
Autodesk, Inc. * 3,300 790,020
Broadcom, Inc. 12,000 3,714,120
Bullish * (Cayman)  800 28,584
CoreWeave, Inc. Class A * 600 46,482
Crowdstrike Holdings, Inc. Class A * 16,600 6,480,806
CyberArk Software Ltd. * (Israel)  2,505 112,725
Datadog, Inc. Class A * 63,458 7,491,217
Figma, Inc. Class A * 1,100 23,254
GLOBALFOUNDRIES, Inc. * 308,516 13,722,792
HubSpot, Inc. * 11,000 2,685,100
KLA Corp. 4,200 6,184,122
Manhattan Associates, Inc. * 50,400 6,709,248
Marvell Technology, Inc. 276,071 27,344,833
Micron Technology, Inc. 28,922 9,771,008
Microsoft Corp. 62,365 23,085,652
MongoDB, Inc. * 13,800 3,377,826
Monolithic Power Systems, Inc. 15,600 17,056,260
Netskope, Inc. Class A * 1,300 11,037
NVIDIA Corp. 632,847 110,368,517
NXP Semiconductors NV (Netherlands)  88,448 17,411,873
Okta, Inc. * 85,137 6,701,133
ON Semiconductor Corp. * 315,800 19,554,336
Rubrik, Inc. Class A * 22,000 1,077,340
Sandisk Corp. * 6,066 3,853,972
ServiceNow, Inc. * 59,800 6,252,090
Snowflake, Inc. * 43,370 6,541,063
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  11,000 3,717,450
a Shares Value
Western Digital Corp. 47,600 $ 12,875,324
383,482,672
Total Common Stocks
    (Cost $384,841,382) 435,064,767
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.3%
    (Cost $384,841,382) 435,064,767
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.520% 27,559 27,559
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$137,926; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $140,684) $ 137,912 137,912
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of $63,219;
collateralized by U.S. Treasury Obligations:
with rates ranging from 0.125% - 3.875%
and maturity dates ranging from 04/15/29 -
01/15/32 and an aggregate value of $64,788) 63,121 63,121
201,033
Total Securities Lending Collateral
(Cost $228,592) 228,592
a
TOTAL INVESTMENTS - 98.3%
(Cost $385,069,974) 435,293,359
OTHER ASSETS & LIABILITIES, NET - 1.7% 7,655,806
NET ASSETS - 100.0% $ 442,949,165

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  73,420 $ 867,819
Calvert Green Bond Fund Class R6  349,139 4,968,250
Calvert High Yield Bond Fund Class R6  73,864 1,793,429
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  53,588 2,328,950
DFA Social Fixed Income Portfolio
Class Institutional  460,128 4,223,976
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  143,349 7,091,467
Fidelity International Sustainability Index Fund
Class Institutional  235,355 3,603,291
Fidelity U.S. Sustainability Index Fund
Class Institutional  148,450 4,254,585
a
Total Mutual Funds
    (Cost $27,246,853) 29,131,767
TOTAL INVESTMENTS - 100.1%
(Cost $27,246,853) 29,131,767
OTHER ASSETS & LIABILITIES, NET - (0.1%) (41,038)
NET ASSETS - 100.0% $ 29,090,729

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
MUTUAL FUNDS - 100.2%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  45,829 $ 541,699
Calvert Green Bond Fund Class R6  94,089 1,338,893
Calvert High Yield Bond Fund Class R6  28,816 699,654
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  36,052 1,566,814
DFA Social Fixed Income Portfolio
Class Institutional  99,991 917,920
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  81,888 4,050,994
Fidelity International Sustainability Index Fund
Class Institutional  145,414 2,226,283
Fidelity U.S. Sustainability Index Fund
Class Institutional  76,474 2,191,749
a
Total Mutual Funds
    (Cost $13,011,180) 13,534,006
TOTAL INVESTMENTS - 100.2%
(Cost $13,011,180) 13,534,006
OTHER ASSETS & LIABILITIES, NET - (0.2%) (33,124)
NET ASSETS - 100.0% $ 13,500,882

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 60.0%
Communications - 13.2%
spacing
Alphabet, Inc. Class A  8,776 $ 2,523,627
Amazon.com, Inc. * 25,222 5,252,986
Arista Networks, Inc. * 2,568 315,299
Ciena Corp. * 290 112,587
DoorDash, Inc. Class A * 5,403 811,260
Meta Platforms, Inc. Class A  7,049 4,032,944
Netflix, Inc. * 8,438 811,314
13,860,017
Consumer, Cyclical - 2.7%
spacing
Aurora Innovation, Inc. †* 265,146 1,092,401
Starbucks Corp. 13,140 1,177,213
Yum! Brands, Inc. 3,947 613,680
2,883,294
Consumer, Non-Cyclical - 13.8%
spacing
Abbott Laboratories 6,874 705,754
Alnylam Pharmaceuticals, Inc. * 2,861 946,619
Apogee Therapeutics, Inc. * 8,859 745,662
Arcellx, Inc. * 2,389 274,305
Ascendis Pharma AS ADR * (Denmark)  4,554 1,041,637
Becton Dickinson & Co. 9,780 1,537,709
BioNTech SE ADR * (Germany)  4,094 363,875
Cencora, Inc. 4,072 1,279,178
CG oncology, Inc. * 4,245 287,302
Cytokinetics, Inc. * 8,433 555,819
Danaher Corp. 3,907 740,767
Dyne Therapeutics, Inc. * 5,017 90,958
Eli Lilly & Co. 1,001 920,690
Erasca, Inc. * 11,289 182,656
Keurig Dr. Pepper, Inc. 58,676 1,544,939
Kymera Therapeutics, Inc. * 2,386 198,730
S&P Global, Inc. 351 149,294
UnitedHealth Group, Inc. 3,207 867,782
Vaxcyte, Inc. * 4,247 246,793
Waters Corp. * 5,860 1,745,108
14,425,577
Energy - 1.3%
spacing
Canadian Natural Resources Ltd. (Canada)  11,484 559,615
Chevron Corp. 1,321 273,315
ConocoPhillips 1,760 232,320
SLB Ltd. 5,893 302,841
1,368,091
Financial - 3.5%
spacing
Arthur J Gallagher & Co. 2,270 491,636
JPMorgan Chase & Co. 2,563 753,932
Mastercard, Inc. Class A  2,062 1,030,299
Ryan Specialty Holdings, Inc. 4,028 135,905
Visa, Inc. Class A  2,459 743,208
Willis Towers Watson PLC 1,670 485,469
3,640,449
Industrial - 0.9%
spacing
General Electric Co. 426 120,886
Ingersoll Rand, Inc. 10,532 843,824
964,710
a Shares Value
Technology - 18.5%
spacing
Advanced Micro Devices, Inc. * 8,100 $ 1,647,783
Apple, Inc. 15,685 3,980,696
Bentley Systems, Inc. Class B  7,848 275,622
Broadcom, Inc. 6,321 1,956,413
KLA Corp. 88 129,572
Micron Technology, Inc. 561 189,528
Microsoft Corp. 12,620 4,671,545
NVIDIA Corp. 19,559 3,411,090
PTC, Inc. †* 12,982 1,849,805
Taiwan Semiconductor Manufacturing Co. Ltd.
(Taiwan)  17,000 983,187
Workday, Inc. Class A * 1,930 250,746
19,345,987
Utilities - 6.1%
spacing
Ameren Corp. 7,074 777,574
CenterPoint Energy, Inc. 59,406 2,563,963
NiSource, Inc. 49,734 2,320,588
PPL Corp. 20,075 766,865
6,428,990
Total Common Stocks
    (Cost $65,984,457) 62,917,115
Principal
Amount
CORPORATE BONDS & NOTES - 8.0%
Consumer, Cyclical - 1.9%
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ $ 182,000 165,556
3.750% due 05/01/29 ~ 150,000 143,660
4.000% due 05/01/31 ~ 213,000 200,077
4.875% due 01/15/30  126,000 124,167
5.500% due 03/31/34 ~ 107,000 104,620
5.750% due 09/15/33 ~ 126,000 125,531
5.875% due 04/01/29 ~ 67,000 67,689
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  62,000 61,994
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.750% due 06/01/27 ~ 216,000 216,109
Life Time, Inc.
6.000% due 11/15/31 ~ 47,000 47,397
Vail Resorts, Inc.
5.625% due 07/15/30 ~ 28,000 27,781
6.500% due 05/15/32 ~ 67,000 67,794
Yum! Brands, Inc.
3.625% due 03/15/31  91,000 84,117
4.625% due 01/31/32  165,000 157,677
4.750% due 01/15/30 ~ 69,000 67,891
5.350% due 11/01/43  125,000 119,690
5.375% due 04/01/32  188,000 186,669
6.875% due 11/15/37  54,000 58,936
2,027,355
Consumer, Non-Cyclical - 0.3%
Hologic, Inc.
3.250% due 02/15/29 ~ 39,000 38,957
IQVIA, Inc.
5.000% due 05/15/27 ~ 51,000 50,837
6.500% due 05/15/30 ~ 21,000 21,453

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Korn Ferry
4.625% due 12/15/27 ~ $ 55,000 $ 54,505
Service Corp. International
3.375% due 08/15/30  43,000 39,699
4.625% due 12/15/27  2,000 1,981
5.750% due 10/15/32  48,000 47,968
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 40,000 39,337
294,737
Financial - 2.4%
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 60,000 60,385
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 201,000 196,084
HUB International Ltd.
5.625% due 12/01/29 ~ 117,000 113,594
7.250% due 06/15/30 ~ 923,000 946,056
7.375% due 01/31/32 ~ 516,000 526,623
Ryan Specialty LLC
4.375% due 02/01/30 ~ 42,000 40,741
5.875% due 08/01/32 ~ 105,000 103,863
SBA Communications Corp.
3.125% due 02/01/29  179,000 169,723
3.875% due 02/15/27  164,000 162,431
USI, Inc.
7.500% due 01/15/32 ~ 199,000 201,867
2,521,367
Industrial - 1.5%
TransDigm, Inc.
4.625% due 01/15/29  70,000 68,821
6.125% due 07/31/34 ~ 61,000 60,072
6.250% due 01/31/34 ~ 17,000 17,202
6.375% due 03/01/29 ~ 285,000 290,675
6.375% due 05/31/33 ~ 267,000 265,787
6.625% due 03/01/32 ~ 376,000 383,941
6.750% due 08/15/28 ~ 42,000 42,563
6.750% due 01/31/34 ~ 207,000 209,868
7.125% due 12/01/31 ~ 167,000 172,579
1,511,508
Technology - 0.4%
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 ~ 32,000 30,988
5.950% due 08/04/33  54,000 55,193
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  7,000 6,663
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 85,000 83,237
Fair Isaac Corp.
6.000% due 05/15/33 ~ 71,000 69,709
MSCI, Inc.
5.250% due 09/01/35  138,000 135,241
PTC, Inc.
4.000% due 02/15/28 ~ 63,000 61,448
442,479
Utilities - 1.5%
American Electric Power Co., Inc.
5.800% due 03/15/56  219,000 216,483
6.050% due 03/15/56  201,000 199,292
CenterPoint Energy, Inc.
5.950% due 04/01/56  244,000 241,911
a
Principal
Amount Value
Entergy Corp.
5.875% due 06/15/56  $ 193,000 $ 190,488
6.100% due 06/15/56  130,000 128,362
NiSource, Inc.
5.750% due 07/15/56  398,000 392,072
Southern Co.
6.000% due 04/01/58  214,000 215,147
1,583,755
Total Corporate Bonds & Notes
    (Cost $8,480,309) 8,381,201
SENIOR LOAN NOTES - 9.5%
Consumer, Cyclical - 0.8%
Hilton Domestic Operating Co., Inc. Term B4
5.429% (SOFR + 1.750%)
due 11/08/30 § 390,000 391,198
Varsity Brands, Inc. Term B
due 08/26/31 ∞ Ω 19,000 19,071
6.450% (SOFR + 2.750%)
due 08/26/31 § ∞ 356,745 355,779
Wyndham Hotels & Resorts, Inc. Term B
5.418% (SOFR + 1.750%)
due 05/24/30 § 64,797 65,081
831,129
Consumer, Non-Cyclical - 0.3%
Loire Finco Luxembourg SARL Term B (United
Kingdom)
7.668% (SOFR + 4.000%)
due 01/21/30 § ∞ 296,065 296,312
Financial - 4.0%
AmWINS Group, Inc. Term B
5.668% (SOFR + 2.000%)
due 01/30/32 § ∞ 817,208 812,313
Broadstreet Partners Group LLC Term B
6.168% (SOFR + 2.500%)
due 06/13/31 § ∞ 819,573 800,211
CPI Holdco B LLC Term B
5.668% (SOFR + 2.000%)
due 05/19/31 § ∞ 306,822 305,184
EP Wealth Advisors LLC Term B
6.700% (SOFR + 3.000%)
due 10/18/32 ± § 30,000 30,000
HUB International Ltd. Term B
5.920% (SOFR + 2.250%)
due 06/20/30 § ∞ 1,483,846 1,481,849
Mariner Wealth Advisors LLC Term B
5.950% (SOFR + 2.250%)
due 12/31/30 § 217,159 216,379
Ryan Specialty LLC Term B
5.668% (SOFR + 2.000%)
due 09/15/31 § 14,924 14,924
USI, Inc.
Term C
5.950% (SOFR + 2.250%)
due 09/29/30 § ∞ 293,428 292,786
Term D
5.950% (SOFR + 2.250%)
due 11/21/29 § ∞ 299,198 298,556
4,252,202

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, an investment with a total aggregate value of $19,071 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a
Principal
Amount Value
Industrial - 1.4%
Filtration Group Corp. Term B
5.392% (SOFR + 3.500%)
due 10/21/28 § EUR 77,000 $ 89,223
6.418% (SOFR + 2.750%)
due 10/21/28 § ∞ $ 609,298 610,356
SBA Senior Finance II LLC Term B
5.420% (SOFR + 1.750%)
due 01/25/31 § 181,329 182,198
TransDigm, Inc.
Term K
5.918% (SOFR + 2.250%)
due 03/22/30 § ∞ 501,231 501,635
Term N
6.168% (SOFR + 2.500%)
due 02/13/33 § ∞ 55,000 55,078
1,438,490
Technology - 3.0%
Applied Systems, Inc.
Term B1
8.200% (SOFR + 4.500%)
due 02/23/32 § ∞ 220,000 217,525
Term B2
5.918% (SOFR + 2.250%)
due 02/24/31 § ∞ 1,593,566 1,564,682
Ascend Learning LLC Term B
6.668% (SOFR + 3.000%)
due 12/11/28 § 153,280 149,959
Bending Spoons U.S., Inc. Term B
9.544% (SOFR + 5.875%)
due 03/07/31 § ∞ 301,000 276,544
9.544% (SOFR + 5.875%)
due 03/07/31 ± § 48,718 44,881
Ellucian Holdings, Inc. Term B
6.168% (SOFR + 2.500%)
due 10/08/29 § 287,946 280,316
Epicor Software Corp. Term B
6.168% (SOFR + 2.500%)
due 05/30/31 § ∞ 227,123 222,950
Icon Parent, Inc. Term B
6.437% (SOFR + 2.750%)
due 11/13/31 § 152,569 146,610
Quartz Acquireco LLC Term B2
5.950% (SOFR + 2.250%)
due 06/28/30 § 64,796 54,671
Storable, Inc. Term B
6.918% (SOFR + 3.250%)
due 04/16/31 § ∞ 131,475 126,599
UKG, Inc. Term B
6.167% (SOFR + 2.500%)
due 02/10/31 § 62,803 60,066
3,144,803
Total Senior Loan Notes
    (Cost $10,066,577) 9,962,936
U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Notes - 17.1%
3.500% due 11/30/30  2,888,000 2,835,091
3.500% due 02/28/31  2,790,200 2,736,249
3.625% due 09/30/30  1,743,000 1,721,451
a
Principal
Amount Value
3.625% due 10/31/30  $ 3,413,000 $ 3,369,338
3.625% due 12/31/30  1,225,000 1,208,467
3.750% due 01/31/31  1,727,000 1,712,428
3.750% due 02/28/33  1,905,000 1,861,691
3.875% due 12/31/32  1,377,000 1,357,179
4.000% due 01/31/33  1,087,000 1,078,847
17,880,741
Total U.S. Treasury Obligations
    (Cost $17,998,843) 17,880,741
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 94.6%
    (Cost $102,530,186) 99,141,993
Shares
SECURITIES LENDING COLLATERAL - 2.3%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.520% 290,684 290,684
Principal
Amount
Repurchase Agreements - 2.0%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$1,454,823; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $1,483,919) $ 1,454,673 1,454,673
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$666,830; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $683,375) 665,792 665,792
2,120,465
Total Securities Lending Collateral
(Cost $2,411,149) 2,411,149
a
TOTAL INVESTMENTS - 96.9%
(Cost $104,941,335) 101,553,142
DERIVATIVES - (0.1%) (147,082)
OTHER ASSETS & LIABILITIES, NET - 3.2% 3,386,304
NET ASSETS - 100.0% $ 104,792,364

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of March 31, 2026, premiums received, and value of written options outstanding were as follows:
Options on Indices
Description
Exercise
Price
Expiration
Date Counterparty
Number of
Contracts
Notional
Amount Premium Value
Call - Visa, Inc. $ 395.00 06/18/26 GSC 1 $ 39,500 $ 820 ( $ 14 )
Call - Mastercard, Inc. 670.00 06/18/26 BRC 1 67,000 897 (23)
Call - Ingersoll Rand, Inc. 95.00 01/15/27 GSC 4 38,000 3,039 (2,284)
Call - Netflix, Inc. 96.00 01/15/27 JPM 14 134,400 10,700 (20,288)
Call - Netflix, Inc. 98.00 01/15/27 JPM 15 147,000 10,600 (20,222)
Call - Ingersoll Rand, Inc. 100.00 01/15/27 GSC 3 30,000 1,751 (1,372)
Call - Netflix, Inc. 100.00 01/15/27 JPM 15 150,000 9,775 (18,780)
Call - Starbucks Corp. 105.00 01/15/27 UBS 8 84,000 6,510 (4,771)
Call - Starbucks Corp. 110.00 01/15/27 UBS 8 88,000 5,251 (3,716)
Call - Starbucks Corp. 115.00 01/15/27 UBS 3 34,500 1,433 (1,078)
Call - Yum! Brands, Inc. 165.00 01/15/27 UBS 3 49,500 2,390 (3,557)
Call - Yum! Brands, Inc. 180.00 01/15/27 UBS 3 54,000 2,029 (2,003)
Call - Yum! Brands, Inc. 185.00 01/15/27 UBS 3 55,500 1,648 (1,622)
Call - DoorDash, Inc. 230.00 01/15/27 NMR 2 46,000 6,244 (2,015)
Call - Apple, Inc. 300.00 01/15/27 BOA 4 120,000 5,726 (4,758)
Call - Advanced Micro Devices, Inc. 310.00 01/15/27 JPM 2 62,000 7,751 (2,978)
Call - Advanced Micro Devices, Inc. 320.00 01/15/27 JPM 2 64,000 7,241 (2,692)
Call - General Electric Co. 330.00 01/15/27 CIT 1 33,000 2,580 (2,312)
Call - JPMorgan Chase & Co. 330.00 01/15/27 WF 4 132,000 7,953 (6,951)
Call - Alphabet, Inc. 340.00 01/15/27 UBS 1 34,000 2,825 (1,958)
Call - General Electric Co. 340.00 01/15/27 CIT 1 34,000 2,212 (2,004)
Call - Visa, Inc. 345.00 01/15/27 CIT 1 34,500 2,188 (1,578)
Call - Alphabet, Inc. 350.00 01/15/27 UBS 1 35,000 2,565 (1,696)
Call - JPMorgan Chase & Co. 350.00 01/15/27 WF 2 70,000 2,989 (2,222)
Call - Alphabet, Inc. 360.00 01/15/27 JPM 2 72,000 4,888 (2,932)
Call - Visa, Inc. 360.00 01/15/27 CIT 1 36,000 1,807 (1,142)
Call - Visa, Inc. 365.00 01/15/27 CIT 1 36,500 1,484 (1,021)
Call - Alphabet, Inc. 370.00 01/15/27 JPM 2 74,000 4,333 (2,535)
Call - Visa, Inc. 375.00 01/15/27 CIT 1 37,500 1,327 (809)
Call - Alphabet, Inc. 380.00 01/15/27 JPM 2 76,000 3,840 (2,190)
Call - Broadcom, Inc. 390.00 01/15/27 GSC 2 78,000 9,378 (5,769)
Call - Cencora, Inc. 390.00 01/15/27 GSC 1 39,000 2,353 (1,015)
Call - Alphabet, Inc. 400.00 01/15/27 JPM 2 80,000 5,504 (1,642)
Call - Cencora, Inc. 400.00 01/15/27 GSC 1 40,000 2,054 (846)
Call - Broadcom, Inc. 410.00 01/15/27 GSC 2 82,000 8,235 (4,856)
Call - Alphabet, Inc. 415.00 01/15/27 JPM 2 83,000 4,736 (1,329)
Call - Mastercard, Inc. 570.00 01/15/27 BRC 1 57,000 3,483 (2,637)
Call - Mastercard, Inc. 580.00 01/15/27 BRC 1 58,000 3,028 (2,314)
Call - S&P Global, Inc. 590.00 01/15/27 BRC 1 59,000 2,431 (903)
Call - Mastercard, Inc. 600.00 01/15/27 BRC 2 120,000 4,917 (3,546)
Call - S&P Global, Inc. 610.00 01/15/27 BRC 1 61,000 1,825 (702)
$ 172,740 ( $ 147,082 )
Total Written Options $ 172,740 ( $ 147,082 )

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
EXCHANGE-TRADED FUNDS - 74.9%
Avantis Core Fixed Income ETF 705,542 $ 29,308,215
Avantis Emerging Markets Equity ETF 110,805 8,928,667
Avantis International Equity ETF 421,739 35,780,337
Avantis Real Estate ETF 33,455 1,472,689
Avantis Short-Term Fixed Income ETF 312,408 14,620,694
Avantis U.S. Large Cap Equity ETF 800,365 62,068,306
Avantis U.S. Large Cap Value ETF 231,965 18,698,699
Avantis U.S. Small Cap Value ETF † 92,239 10,189,642
Vanguard Russell 1000 Growth ETF 345,222 37,867,401
a
Total Exchange-Traded Funds
    (Cost $186,026,326) 218,934,650
MUTUAL FUNDS - 25.2%
American Century Diversified Bond Fund Class I  6,604,972 60,567,589
American Century Small Cap Growth Fund
Class I  592,672 13,181,019
a
Total Mutual Funds
    (Cost $74,473,001) 73,748,608
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.1%
    (Cost $260,499,327) 292,683,258
SECURITIES LENDING COLLATERAL - 1.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.520% 655,979 655,979
Principal
Amount
Repurchase Agreements - 1.6%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$3,283,055; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $3,348,716) $ 3,282,719 3,282,719
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,504,814; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,542,152) 1,502,473 1,502,473
4,785,192
Total Securities Lending Collateral
(Cost $5,441,171) 5,441,171
a
Value
TOTAL INVESTMENTS - 101.9%
(Cost $265,940,498) $ 298,124,429
OTHER ASSETS & LIABILITIES, NET - (1.9%) (5,437,859)
NET ASSETS - 100.0% $ 292,686,570

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 1,914,335 $ 24,554,131
PD Aggregate Bond Index Portfolio Class P * 14,472,586 199,652,435
PD High Yield Bond Market Portfolio Class P * 1,404,059 31,413,174
PD Large-Cap Growth Index Portfolio Class P * 507,208 59,794,997
PD Large-Cap Value Index Portfolio Class P * 905,603 54,377,547
PD Mid-Cap Index Portfolio Class P * 929,104 15,876,387
PD Small-Cap Growth Index Portfolio Class P * 132,045 6,826,287
PD Small-Cap Value Index Portfolio Class P * 151,013 6,792,774
PD Emerging Markets Index Portfolio Class P * 357,686 9,057,425
PD International Large-Cap Index Portfolio
Class P * 1,231,576 43,684,160
a
Total Affiliated Mutual Funds
    (Cost $398,180,740) 452,029,317
TOTAL INVESTMENTS - 100.0%
(Cost $398,180,740) 452,029,317
OTHER ASSETS & LIABILITIES, NET - (0.0%) (187,322)
NET ASSETS - 100.0% $ 451,841,995

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 8,369,686 $ 107,353,420
PD Aggregate Bond Index Portfolio Class P * 46,054,763 635,335,363
PD High Yield Bond Market Portfolio Class P * 6,431,025 143,882,023
PD Large-Cap Growth Index Portfolio Class P * 4,274,011 503,865,594
PD Large-Cap Value Index Portfolio Class P * 7,258,871 435,863,694
PD Mid-Cap Index Portfolio Class P * 7,801,849 133,316,805
PD Small-Cap Growth Index Portfolio Class P * 940,793 48,636,042
PD Small-Cap Value Index Portfolio Class P * 1,344,932 60,497,036
PD Emerging Markets Index Portfolio Class P * 2,389,187 60,499,607
PD International Large-Cap Index Portfolio
Class P * 8,313,051 294,864,948
a
Total Affiliated Mutual Funds
    (Cost $1,960,133,458) 2,424,114,532
TOTAL INVESTMENTS - 100.0%
(Cost $1,960,133,458) 2,424,114,532
OTHER ASSETS & LIABILITIES, NET - (0.0%) (906,853)
NET ASSETS - 100.0% $ 2,423,207,679

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 5,919,170 $ 75,921,983
PD Aggregate Bond Index Portfolio Class P * 18,666,583 257,509,524
PD High Yield Bond Market Portfolio Class P * 3,837,487 85,856,500
PD Large-Cap Growth Index Portfolio Class P * 3,981,168 469,342,132
PD Large-Cap Value Index Portfolio Class P * 6,737,959 404,585,210
PD Mid-Cap Index Portfolio Class P * 8,464,716 144,643,776
PD Small-Cap Growth Index Portfolio Class P * 1,122,827 58,046,612
PD Small-Cap Value Index Portfolio Class P * 1,284,100 57,760,691
PD Emerging Markets Index Portfolio Class P * 2,661,315 67,390,509
PD International Large-Cap Index Portfolio
Class P * 8,818,820 312,804,614
a
Total Affiliated Mutual Funds
    (Cost $1,539,595,056) 1,933,861,551
TOTAL INVESTMENTS - 100.0%
(Cost $1,539,595,056) 1,933,861,551
OTHER ASSETS & LIABILITIES, NET - (0.0%) (748,952)
NET ASSETS - 100.0% $ 1,933,112,599

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.1%
PD 1-3 Year Corporate Bond Portfolio Class P * 41,187 $ 528,284
PD Aggregate Bond Index Portfolio Class P * 57,727 796,356
PD High Yield Bond Market Portfolio Class P * 35,603 796,540
PD Large-Cap Growth Index Portfolio Class P * 63,480 7,483,684
PD Large-Cap Value Index Portfolio Class P * 104,929 6,300,509
PD Mid-Cap Index Portfolio Class P * 125,648 2,147,061
PD Small-Cap Growth Index Portfolio Class P * 23,438 1,211,659
PD Small-Cap Value Index Portfolio Class P * 23,826 1,071,737
PD Emerging Markets Index Portfolio Class P * 42,326 1,071,785
PD International Large-Cap Index Portfolio
Class P * 157,235 5,577,150
a
Total Affiliated Mutual Funds
    (Cost $25,631,847) 26,984,765
TOTAL INVESTMENTS - 100.1%
(Cost $25,631,847) 26,984,765
OTHER ASSETS & LIABILITIES, NET - (0.1%) (33,695)
NET ASSETS - 100.0% $ 26,951,070

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,012,692 $ 74,554,835
Core Income Portfolio Class P * 2,254,981 30,175,074
Diversified Bond Portfolio Class P * 7,063,393 106,526,046
Floating Rate Income Portfolio Class P * 480,871 8,691,330
High Yield Bond Portfolio Class P * 4,503,536 56,907,235
Inflation Managed Portfolio Class P * 1,427,129 21,893,181
Intermediate Bond Portfolio Class P * 16,413,212 166,304,851
Short Duration Bond Portfolio Class P * 6,604,055 82,694,209
Total Return Portfolio Class P * 6,163,113 103,874,053
Emerging Markets Debt Portfolio Class P * 1,659,033 25,978,506
Equity Index Portfolio Class P * 46,521 8,366,137
Focused Growth Portfolio Class P * 10,219 812,312
Growth Portfolio Class P * 80,731 7,079,564
Large-Cap Core Portfolio Class P * 212,612 21,764,995
Large-Cap Growth Portfolio Class P * 400,004 14,683,028
Large-Cap Plus Bond Alpha Portfolio Class P * 1,507,744 17,539,899
Large-Cap Value Portfolio Class P * 42,672 2,124,575
Mid-Cap Growth Portfolio Class P * 274,111 8,017,126
Mid-Cap Plus Bond Alpha Portfolio Class P * 208,157 10,703,396
Mid-Cap Value Portfolio Class P * 221,384 12,204,646
QQQ Plus Bond Alpha Portfolio Class P * 1,383,032 16,222,907
Small-Cap Equity Portfolio Class P * 63,844 3,096,143
Small-Cap Growth Portfolio Class P * 191,713 7,406,383
Small-Cap Index Portfolio Class P * 19,083 796,629
Small-Cap Plus Bond Alpha Portfolio Class P * 184,795 2,125,279
Small-Cap Value Portfolio Class P * 105,209 4,310,319
Value Portfolio Class P * 457,632 14,337,735
Value Advantage Portfolio Class P * 121,482 4,066,381
Emerging Markets Portfolio Class P * 338,351 8,812,371
International Equity Plus Bond Alpha Portfolio
Class P * 589,705 7,478,217
International Growth Portfolio Class P * 1,074,609 12,127,845
International Large-Cap Portfolio Class P * 214,902 3,958,703
International Small-Cap Portfolio Class P * 203,247 4,417,985
International Value Portfolio Class P * 246,460 7,590,793
a
Total Affiliated Mutual Funds
    (Cost $824,146,940) 877,642,688
TOTAL INVESTMENTS - 100.0%
(Cost $824,146,940) 877,642,688
OTHER ASSETS & LIABILITIES, NET - (0.0%) (347,709)
NET ASSETS - 100.0% $ 877,294,979

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,969,917 $ 84,731,485
Core Income Portfolio Class P * 2,557,964 34,229,442
Diversified Bond Portfolio Class P * 7,962,478 120,085,527
Floating Rate Income Portfolio Class P * 694,423 12,551,109
High Yield Bond Portfolio Class P * 3,501,937 44,250,908
Inflation Managed Portfolio Class P * 824,378 12,646,544
Intermediate Bond Portfolio Class P * 18,528,149 187,734,186
Short Duration Bond Portfolio Class P * 6,525,263 81,707,597
Total Return Portfolio Class P * 6,939,949 116,966,970
Emerging Markets Debt Portfolio Class P * 1,597,190 25,010,119
Equity Index Portfolio Class P * 137,937 24,805,834
Focused Growth Portfolio Class P * 24,595 1,955,121
Growth Portfolio Class P * 230,218 20,188,498
Large-Cap Core Portfolio Class P * 646,789 66,211,438
Large-Cap Growth Portfolio Class P * 1,063,165 39,025,779
Large-Cap Plus Bond Alpha Portfolio Class P * 4,176,238 48,583,040
Large-Cap Value Portfolio Class P * 187,436 9,332,228
Mid-Cap Growth Portfolio Class P * 615,758 18,009,492
Mid-Cap Plus Bond Alpha Portfolio Class P * 301,283 15,491,879
Mid-Cap Value Portfolio Class P * 204,699 11,284,807
QQQ Plus Bond Alpha Portfolio Class P * 3,156,642 37,027,269
Small-Cap Equity Portfolio Class P * 126,441 6,131,813
Small-Cap Growth Portfolio Class P * 383,585 14,818,912
Small-Cap Index Portfolio Class P * 36,742 1,533,859
Small-Cap Plus Bond Alpha Portfolio Class P * 646,382 7,433,874
Small-Cap Value Portfolio Class P * 210,842 8,638,050
Value Portfolio Class P * 1,847,991 57,898,004
Value Advantage Portfolio Class P * 503,416 16,850,944
Emerging Markets Portfolio Class P * 977,215 25,451,587
International Equity Plus Bond Alpha Portfolio
Class P * 2,113,968 26,807,832
International Growth Portfolio Class P * 2,770,382 31,266,027
International Large-Cap Portfolio Class P * 733,552 13,512,717
International Small-Cap Portfolio Class P * 293,509 6,380,001
International Value Portfolio Class P * 1,218,497 37,528,780
Real Estate Portfolio Class P * 157,012 6,375,663
a
Total Affiliated Mutual Funds
    (Cost $1,171,725,053) 1,272,457,335
TOTAL INVESTMENTS - 100.0%
(Cost $1,171,725,053) 1,272,457,335
OTHER ASSETS & LIABILITIES, NET - (0.0%) (490,623)
NET ASSETS - 100.0% $ 1,271,966,712

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 22,003,152 $ 233,924,617
Core Income Portfolio Class P * 7,084,000 94,794,682
Diversified Bond Portfolio Class P * 22,533,949 339,844,089
Floating Rate Income Portfolio Class P * 1,649,270 29,809,152
High Yield Bond Portfolio Class P * 16,634,305 210,193,119
Inflation Managed Portfolio Class P * 1,957,909 30,035,714
Intermediate Bond Portfolio Class P * 52,473,887 531,685,207
Short Duration Bond Portfolio Class P * 26,226,753 328,404,404
Total Return Portfolio Class P * 19,657,664 331,313,297
Emerging Markets Debt Portfolio Class P * 5,690,050 89,099,483
Equity Index Portfolio Class P * 1,001,474 180,099,626
Focused Growth Portfolio Class P * 186,922 14,858,874
Growth Portfolio Class P * 1,892,656 165,972,663
Large-Cap Core Portfolio Class P * 4,775,734 488,889,337
Large-Cap Growth Portfolio Class P * 8,433,539 309,571,263
Large-Cap Plus Bond Alpha Portfolio Class P * 28,033,587 326,120,553
Large-Cap Value Portfolio Class P * 1,231,815 61,330,804
Mid-Cap Growth Portfolio Class P * 5,202,063 152,148,289
Mid-Cap Plus Bond Alpha Portfolio Class P * 2,411,719 124,009,943
Mid-Cap Value Portfolio Class P * 1,070,651 59,023,717
QQQ Plus Bond Alpha Portfolio Class P * 23,081,992 270,750,756
Small-Cap Equity Portfolio Class P * 1,000,995 48,543,715
Small-Cap Growth Portfolio Class P * 2,154,750 83,243,801
Small-Cap Index Portfolio Class P * 261,790 10,928,792
Small-Cap Plus Bond Alpha Portfolio Class P * 5,714,691 65,723,182
Small-Cap Value Portfolio Class P * 1,575,900 64,563,450
Value Portfolio Class P * 13,215,420 414,042,299
Value Advantage Portfolio Class P * 3,677,431 123,095,288
Emerging Markets Portfolio Class P * 4,641,797 120,895,697
International Equity Plus Bond Alpha Portfolio
Class P * 13,571,220 172,100,526
International Growth Portfolio Class P * 18,346,558 207,055,919
International Large-Cap Portfolio Class P * 4,723,992 87,020,340
International Small-Cap Portfolio Class P * 1,394,174 30,305,126
International Value Portfolio Class P * 7,657,480 235,844,521
Real Estate Portfolio Class P * 745,809 30,284,506
a
Total Affiliated Mutual Funds
    (Cost $5,486,241,640) 6,065,526,751
TOTAL INVESTMENTS - 100.0%
(Cost $5,486,241,640) 6,065,526,751
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,152,661)
NET ASSETS - 100.0% $ 6,063,374,090

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 10,771,081 $ 114,511,817
Core Income Portfolio Class P * 3,493,168 46,743,894
Diversified Bond Portfolio Class P * 11,986,108 180,767,606
Floating Rate Income Portfolio Class P * 1,586,372 28,672,317
High Yield Bond Portfolio Class P * 9,142,815 115,529,741
Inflation Managed Portfolio Class P * 1,883,238 28,890,215
Intermediate Bond Portfolio Class P * 28,654,341 290,336,584
Short Duration Bond Portfolio Class P * 20,639,891 258,447,209
Total Return Portfolio Class P * 10,466,300 176,400,634
Emerging Markets Debt Portfolio Class P * 1,824,350 28,567,168
Equity Index Portfolio Class P * 1,090,635 196,133,992
Focused Growth Portfolio Class P * 202,269 16,078,866
Growth Portfolio Class P * 2,191,329 192,164,230
Large-Cap Core Portfolio Class P * 5,197,294 532,044,290
Large-Cap Growth Portfolio Class P * 9,520,638 349,475,593
Large-Cap Plus Bond Alpha Portfolio Class P * 29,692,609 345,420,298
Large-Cap Value Portfolio Class P * 1,208,303 60,160,161
Mid-Cap Growth Portfolio Class P * 5,586,466 163,391,198
Mid-Cap Plus Bond Alpha Portfolio Class P * 2,774,247 142,651,045
Mid-Cap Value Portfolio Class P * 1,345,076 74,152,426
QQQ Plus Bond Alpha Portfolio Class P * 25,011,467 293,383,404
Small-Cap Equity Portfolio Class P * 1,071,143 51,945,595
Small-Cap Growth Portfolio Class P * 3,185,092 123,048,673
Small-Cap Index Portfolio Class P * 321,754 13,432,106
Small-Cap Plus Bond Alpha Portfolio Class P * 8,040,534 92,472,097
Small-Cap Value Portfolio Class P * 1,714,137 70,226,905
Value Portfolio Class P * 15,376,778 481,758,165
Value Advantage Portfolio Class P * 4,512,975 151,063,576
Emerging Markets Portfolio Class P * 7,813,397 203,500,088
International Equity Plus Bond Alpha Portfolio
Class P * 17,085,455 216,665,544
International Growth Portfolio Class P * 24,737,274 279,180,376
International Large-Cap Portfolio Class P * 5,865,116 108,040,908
International Small-Cap Portfolio Class P * 4,023,031 87,448,542
International Value Portfolio Class P * 8,991,628 276,935,251
Real Estate Portfolio Class P * 1,434,736 58,259,214
a
Total Affiliated Mutual Funds
    (Cost $5,271,016,025) 5,847,899,728
TOTAL INVESTMENTS - 100.0%
(Cost $5,271,016,025) 5,847,899,728
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,059,717)
NET ASSETS - 100.0% $ 5,845,840,011

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 468,905 $ 4,985,121
Core Income Portfolio Class P * 146,519 1,960,653
Diversified Bond Portfolio Class P * 560,453 8,452,432
Floating Rate Income Portfolio Class P * 414,595 7,493,449
High Yield Bond Portfolio Class P * 1,194,724 15,096,679
Inflation Managed Portfolio Class P * 492,178 7,550,365
Intermediate Bond Portfolio Class P * 1,369,707 13,878,389
Short Duration Bond Portfolio Class P * 3,596,124 45,029,708
Total Return Portfolio Class P * 502,225 8,464,581
Emerging Markets Debt Portfolio Class P * 476,791 7,465,982
Equity Index Portfolio Class P * 320,876 57,704,580
Focused Growth Portfolio Class P * 62,651 4,980,305
Growth Portfolio Class P * 673,136 59,029,327
Large-Cap Core Portfolio Class P * 1,547,611 158,428,079
Large-Cap Growth Portfolio Class P * 2,911,331 106,866,700
Large-Cap Plus Bond Alpha Portfolio Class P * 8,482,463 98,678,255
Large-Cap Value Portfolio Class P * 386,301 19,233,511
Mid-Cap Growth Portfolio Class P * 1,817,125 53,146,691
Mid-Cap Plus Bond Alpha Portfolio Class P * 911,739 46,881,358
Mid-Cap Value Portfolio Class P * 403,713 22,256,196
QQQ Plus Bond Alpha Portfolio Class P * 7,530,059 88,327,263
Small-Cap Equity Portfolio Class P * 374,302 18,151,938
Small-Cap Growth Portfolio Class P * 1,123,161 43,390,716
Small-Cap Index Portfolio Class P * 102,370 4,273,584
Small-Cap Plus Bond Alpha Portfolio Class P * 2,764,826 31,797,548
Small-Cap Value Portfolio Class P * 607,186 24,875,973
Value Portfolio Class P * 4,496,034 140,861,847
Value Advantage Portfolio Class P * 1,256,866 42,071,278
Emerging Markets Portfolio Class P * 2,333,726 60,781,950
International Equity Plus Bond Alpha Portfolio
Class P * 5,528,137 70,103,881
International Growth Portfolio Class P * 8,304,252 93,720,278
International Large-Cap Portfolio Class P * 1,886,544 34,751,892
International Small-Cap Portfolio Class P * 1,401,875 30,472,529
International Value Portfolio Class P * 2,769,908 85,311,054
Real Estate Portfolio Class P * 374,963 15,225,835
a
Total Affiliated Mutual Funds
    (Cost $1,363,861,939) 1,531,699,927
TOTAL INVESTMENTS - 100.0%
(Cost $1,363,861,939) 1,531,699,927
OTHER ASSETS & LIABILITIES, NET - (0.0%) (560,395)
NET ASSETS - 100.0% $ 1,531,139,532

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 98.9%
Basic Materials - 1.3%
Air Products & Chemicals, Inc.
4.300% due 06/11/28  $ 400,000 $ 401,483
4.600% due 02/08/29  200,000 201,997
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  50,000 51,543
BHP Billiton Finance USA Ltd. (Australia)
4.750% due 02/28/28  300,000 302,909
Dow Chemical Co.
4.800% due 11/30/28  250,000 250,836
Ecolab, Inc.
4.300% due 06/15/28  35,000 35,092
Nucor Corp.
3.950% due 05/01/28  250,000 248,557
Nutrien Ltd. (Canada)
5.200% due 06/21/27  110,000 111,104
Rio Tinto Finance USA Ltd. (Australia)
7.125% due 07/15/28  150,000 159,240
Rio Tinto Finance USA PLC (Australia)
4.500% due 03/14/28  250,000 251,275
Sherwin-Williams Co.
4.300% due 08/15/28  155,000 154,704
4.550% due 03/01/28  350,000 351,485
Steel Dynamics, Inc.
4.000% due 12/15/28  135,000 133,628
2,653,853
Communications - 5.9%
Alibaba Group Holding Ltd. (China)
3.400% due 12/06/27 † 550,000 543,784
Alphabet, Inc.
0.800% due 08/15/27  250,000 239,975
3.700% due 02/15/29  115,000 114,036
3.875% due 11/15/28  120,000 119,634
Amazon.com, Inc.
1.200% due 06/03/27  600,000 581,076
3.150% due 08/22/27  1,500,000 1,482,328
3.850% due 03/13/28  110,000 109,682
3.900% due 11/20/28  125,000 124,501
4.000% due 03/13/29  235,000 233,855
AT&T, Inc.
1.650% due 02/01/28  150,000 142,985
4.350% due 03/01/29  750,000 750,779
Baidu, Inc. (China)
3.625% due 07/06/27  50,000 49,634
Booking Holdings, Inc.
3.550% due 03/15/28  250,000 246,863
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  550,000 540,569
Cisco Systems, Inc.
4.550% due 02/24/28 † 500,000 505,274
Comcast Corp.
3.150% due 02/15/28 † 750,000 736,152
eBay, Inc.
3.600% due 06/05/27  300,000 297,439
Expedia Group, Inc.
3.800% due 02/15/28  100,000 98,681
4.625% due 08/01/27  350,000 350,359
Fox Corp.
4.709% due 01/25/29  250,000 250,684
a
Principal
Amount Value
Meta Platforms, Inc.
3.500% due 08/15/27  $ 625,000 $ 620,619
Netflix, Inc.
5.875% due 11/15/28  600,000 624,344
Omnicom Group, Inc.
4.200% due 03/02/29  35,000 34,635
Sprint Capital Corp.
6.875% due 11/15/28  250,000 264,378
T-Mobile USA, Inc.
2.050% due 02/15/28 † 450,000 431,803
2.625% due 02/15/29  250,000 237,829
4.950% due 03/15/28 † 1,200,000 1,212,879
TCI Communications, Inc.
7.125% due 02/15/28  100,000 105,009
Verizon Communications, Inc.
3.875% due 02/08/29  500,000 495,317
Walt Disney Co.
2.200% due 01/13/28  500,000 484,578
3.750% due 03/14/29  185,000 182,926
12,212,607
Consumer, Cyclical - 8.5%
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  143,420 139,118
3.200% due 12/15/29  146,125 142,501
3.600% due 03/22/29  26,311 26,012
American Honda Finance Corp.
4.150% due 01/08/29  420,000 414,982
4.550% due 03/03/28  200,000 199,998
4.700% due 01/12/28  500,000 501,100
AutoZone, Inc.
3.750% due 06/01/27  250,000 248,317
4.500% due 02/01/28  50,000 50,122
Costco Wholesale Corp.
1.375% due 06/20/27  450,000 436,679
Cummins, Inc.
4.900% due 02/20/29  200,000 203,453
Darden Restaurants, Inc.
4.350% due 10/15/27  75,000 74,854
Delta Air Lines, Inc.
4.950% due 07/10/28  200,000 200,777
Dollar General Corp.
5.200% due 07/05/28  150,000 151,675
Dollar Tree, Inc.
4.200% due 05/15/28  350,000 347,697
Ford Motor Credit Co. LLC
2.900% due 02/16/28  1,050,000 1,007,246
2.900% due 02/10/29  350,000 327,427
5.800% due 03/08/29  200,000 202,303
6.798% due 11/07/28  350,000 362,396
6.800% due 05/12/28  250,000 257,585
General Motors Co.
5.000% due 10/01/28  200,000 201,665
5.350% due 04/15/28  110,000 111,605
6.800% due 10/01/27  1,250,000 1,286,021
General Motors Financial Co., Inc.
2.400% due 10/15/28  200,000 189,635
2.700% due 08/20/27  800,000 779,888
4.200% due 10/27/28  115,000 113,843
5.000% due 07/15/27  110,000 110,601
Hasbro, Inc.
3.500% due 09/15/27  50,000 49,505
Home Depot, Inc.
3.750% due 09/15/28  355,000 352,905

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.875% due 06/25/27  $ 85,000 $ 85,840
Honda Motor Co. Ltd. (Japan)
4.436% due 07/08/28  600,000 598,731
Hyatt Hotels Corp.
5.050% due 03/30/28  420,000 423,668
Las Vegas Sands Corp.
5.625% due 06/15/28  150,000 151,983
5.900% due 06/01/27  175,000 177,317
Leggett & Platt, Inc.
3.500% due 11/15/27  100,000 97,895
Lowe's Cos., Inc.
3.100% due 05/03/27  250,000 247,082
3.950% due 10/15/27  240,000 239,262
4.000% due 10/15/28  185,000 183,549
6.500% due 03/15/29  100,000 105,574
Marriott International, Inc.
4.200% due 07/15/27  145,000 144,831
McDonald's Corp.
3.500% due 07/01/27  175,000 173,489
3.800% due 04/01/28  500,000 496,535
O'Reilly Automotive, Inc.
3.600% due 09/01/27  450,000 445,545
PACCAR Financial Corp.
3.900% due 02/05/29  75,000 74,448
4.000% due 08/08/28  70,000 69,966
4.000% due 11/07/28  115,000 114,674
4.250% due 06/23/27  150,000 150,548
4.450% due 08/06/27  165,000 165,981
4.950% due 08/10/28  250,000 254,480
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28  250,000 246,070
Sands China Ltd. (Macao)
2.850% due 03/08/29  150,000 141,343
Sands China Ltd. (Macau)
5.400% due 08/08/28 † 500,000 504,059
Southwest Airlines Co.
4.375% due 11/15/28  165,000 162,908
5.125% due 06/15/27  475,000 476,647
Starbucks Corp.
4.500% due 05/15/28  380,000 380,836
Target Corp.
4.350% due 06/15/28  90,000 90,445
Toll Brothers Finance Corp.
4.350% due 02/15/28  50,000 49,813
Toyota Motor Corp. (Japan)
4.186% due 06/30/27  125,000 125,160
Toyota Motor Credit Corp.
3.750% due 01/12/28  155,000 153,941
4.050% due 09/05/28  120,000 119,640
4.050% due 03/13/29  310,000 308,221
4.500% due 05/14/27  80,000 80,340
4.550% due 09/20/27  1,000,000 1,006,091
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  179,083 182,195
United Airlines Pass-Through Trust Class AA
3.100% due 01/07/30  82,724 80,627
Walmart, Inc.
3.700% due 06/26/28  200,000 198,998
3.900% due 04/15/28  500,000 499,768
17,698,410
Consumer, Non-Cyclical - 13.6%
Abbott Laboratories
3.700% due 03/09/29  400,000 395,302
a
Principal
Amount Value
AbbVie, Inc.
3.775% due 03/03/28  $ 500,000 $ 496,794
4.650% due 03/15/28  350,000 353,303
Agilent Technologies, Inc.
4.200% due 09/09/27  100,000 99,826
Altria Group, Inc.
4.800% due 02/14/29  500,000 504,175
4.875% due 02/04/28  120,000 121,049
Amgen, Inc.
5.150% due 03/02/28  1,000,000 1,015,098
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.750% due 01/23/29  250,000 253,217
Astrazeneca Finance LLC (United Kingdom)
4.850% due 02/26/29  350,000 356,097
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  900,000 890,415
Baxter International, Inc.
4.450% due 02/15/29  200,000 197,546
Becton Dickinson & Co.
3.700% due 06/06/27  550,000 545,627
Campbell's Co.
4.150% due 03/15/28  500,000 494,138
Cencora, Inc.
3.950% due 02/13/29  60,000 59,175
4.625% due 12/15/27  250,000 250,998
Centene Corp.
2.450% due 07/15/28  500,000 465,944
4.250% due 12/15/27  244,000 239,823
CHRISTUS Health
4.341% due 07/01/28  100,000 99,746
Cigna Group
4.375% due 10/15/28  500,000 499,684
Cintas Corp. No. 2
4.200% due 05/01/28  340,000 339,491
Coca-Cola Co.
1.450% due 06/01/27  425,000 412,968
CommonSpirit Health
6.073% due 11/01/27  50,000 51,271
Conagra Brands, Inc.
1.375% due 11/01/27  50,000 47,549
Constellation Brands, Inc.
4.350% due 05/09/27  150,000 149,872
CVS Health Corp.
1.300% due 08/21/27  150,000 143,767
4.300% due 03/25/28  700,000 697,665
5.000% due 01/30/29  850,000 861,221
Diageo Capital PLC (United Kingdom)
3.875% due 05/18/28  100,000 99,318
5.300% due 10/24/27  150,000 152,448
Elevance Health, Inc.
3.650% due 12/01/27  500,000 494,445
4.000% due 09/15/28  230,000 228,041
Eli Lilly & Co.
3.100% due 05/15/27  500,000 495,208
4.000% due 10/15/28  200,000 199,811
4.150% due 08/14/27  70,000 70,115
4.550% due 02/12/28  135,000 136,141
Equifax, Inc.
5.100% due 06/01/28  150,000 151,949
Estee Lauder Cos., Inc.
4.375% due 05/15/28  150,000 150,179
GE HealthCare Technologies, Inc.
4.150% due 12/15/28  45,000 44,715

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.650% due 11/15/27  $ 350,000 $ 357,064
General Mills, Inc.
4.200% due 04/17/28  250,000 248,773
Gilead Sciences, Inc.
1.200% due 10/01/27  450,000 431,421
GlaxoSmithKline Capital, Inc.
3.875% due 05/15/28  600,000 597,033
Global Payments, Inc.
4.450% due 06/01/28  350,000 347,301
4.500% due 11/15/28  95,000 94,102
4.550% due 03/15/28  85,000 84,657
HCA, Inc.
5.200% due 06/01/28  100,000 101,517
5.875% due 02/01/29  250,000 257,329
Hershey Co.
4.550% due 02/24/28  40,000 40,316
Hormel Foods Corp.
1.700% due 06/03/28  150,000 142,225
Icon Investments Six DAC
5.809% due 05/08/27  350,000 351,869
Johnson & Johnson
2.900% due 01/15/28  750,000 737,210
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 148,504
Keurig Dr. Pepper, Inc.
4.350% due 05/15/28  750,000 747,539
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 248,374
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 49,489
Maple Parent Holdings Corp.
4.750% due 03/26/29 ~ 55,000 55,003
McCormick & Co., Inc.
4.150% due 02/15/29  120,000 118,859
McKesson Corp.
3.950% due 02/16/28  100,000 99,482
4.900% due 07/15/28  150,000 152,212
Medtronic Global Holdings SCA
4.250% due 03/30/28  450,000 451,108
Merck & Co., Inc.
1.700% due 06/10/27  400,000 389,626
3.400% due 03/07/29  150,000 147,136
3.850% due 09/15/27  250,000 249,770
Mondelez International, Inc.
4.250% due 05/06/28  465,000 464,301
Novartis Capital Corp.
3.100% due 05/17/27  450,000 445,935
3.900% due 11/05/28  95,000 94,549
4.100% due 03/16/29  155,000 154,836
PayPal Holdings, Inc.
3.900% due 06/01/27  100,000 99,531
4.450% due 03/06/28  100,000 100,248
Pepsico Singapore Financing I Pte. Ltd.
4.550% due 02/16/29  250,000 252,741
PepsiCo, Inc.
3.600% due 02/18/28  150,000 148,905
7.000% due 03/01/29  150,000 161,681
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28 † 500,000 503,045
Pfizer, Inc.
3.450% due 03/15/29  250,000 245,807
3.875% due 11/15/27  250,000 249,568
a
Principal
Amount Value
Philip Morris International, Inc.
3.125% due 08/17/27  $ 50,000 $ 49,338
3.875% due 10/27/28  300,000 297,593
4.125% due 04/28/28  120,000 119,818
4.375% due 11/01/27  125,000 125,351
4.875% due 02/15/28  50,000 50,531
4.875% due 02/13/29  250,000 253,769
Procter & Gamble Co.
2.850% due 08/11/27  500,000 493,200
Quanta Services, Inc.
4.300% due 08/09/28  250,000 249,676
Royalty Pharma PLC
1.750% due 09/02/27  100,000 96,430
S&P Global, Inc.
4.750% due 08/01/28  250,000 252,723
Sanofi SA
3.625% due 06/19/28  250,000 247,368
3.800% due 11/03/28  200,000 198,641
SSM Health Care Corp.
4.894% due 06/01/28  100,000 100,914
Stryker Corp.
4.700% due 02/10/28  120,000 121,085
Sutter Health
3.695% due 08/15/28  250,000 246,714
Sysco Corp.
3.250% due 07/15/27  200,000 197,007
Takeda Pharmaceutical Co. Ltd. (Japan)
5.000% due 11/26/28  350,000 354,737
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27  150,000 151,580
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 148,644
UL Solutions, Inc.
6.500% due 10/20/28  250,000 261,731
Unilever Capital Corp. (United Kingdom)
4.250% due 08/12/27  750,000 752,489
UnitedHealth Group, Inc.
2.950% due 10/15/27  1,000,000 982,149
4.400% due 06/15/28  145,000 145,514
Viatris, Inc.
2.300% due 06/22/27  500,000 484,969
Zoetis, Inc.
4.150% due 08/17/28  210,000 209,384
28,424,552
Energy - 4.2%
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
4.050% due 03/11/29  175,000 174,147
BP Capital Markets America, Inc.
5.017% due 11/17/27  350,000 354,715
BP Capital Markets PLC
3.279% due 09/19/27  750,000 740,873
3.723% due 11/28/28  250,000 246,416
Chevron USA, Inc.
1.018% due 08/12/27  200,000 192,157
3.950% due 08/13/27  200,000 200,016
4.050% due 08/13/28  155,000 155,216
4.475% due 02/26/28  200,000 201,614
Continental Resources, Inc.
4.375% due 01/15/28  100,000 99,357
Coterra Energy, Inc.
3.900% due 05/15/27  100,000 99,313

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Diamondback Energy, Inc.
5.200% due 04/18/27  $ 150,000 $ 151,215
Enbridge, Inc. (Canada)
3.700% due 07/15/27  500,000 495,376
4.200% due 11/20/28  105,000 104,285
4.600% due 06/20/28  55,000 55,152
Energy Transfer LP
5.550% due 02/15/28  800,000 815,663
Enterprise Products Operating LLC
4.300% due 06/20/28  310,000 310,473
5.375% due 02/15/78  50,000 49,681
EQT Corp.
3.900% due 10/01/27  50,000 49,407
5.700% due 04/01/28 † 500,000 511,756
Expand Energy Corp.
5.375% due 02/01/29  200,000 199,900
MPLX LP
4.000% due 03/15/28  100,000 99,239
4.250% due 12/01/27  500,000 498,766
4.800% due 02/15/29  250,000 252,130
ONEOK, Inc.
4.000% due 07/13/27  150,000 149,205
4.350% due 03/15/29  100,000 99,421
5.650% due 11/01/28  250,000 256,730
Patterson-UTI Energy, Inc.
3.950% due 02/01/28  50,000 49,207
Phillips 66 Co.
3.750% due 03/01/28  500,000 494,858
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27  50,000 50,222
Targa Resources Corp.
5.200% due 07/01/27  500,000 504,095
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28  200,000 212,331
TotalEnergies Capital International SA (France)
3.455% due 02/19/29  250,000 245,637
Williams Cos., Inc.
3.750% due 06/15/27  600,000 595,612
8,714,185
Financial - 44.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  500,000 481,419
4.125% due 02/28/29  500,000 493,471
5.100% due 01/19/29  250,000 253,326
5.750% due 06/06/28  250,000 256,191
Air Lease Corp.
5.850% due 12/15/27 † 750,000 765,911
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/28  350,000 346,496
Ally Financial, Inc.
4.750% due 06/09/27  150,000 150,323
5.737% due 05/15/29  250,000 253,963
6.992% due 06/13/29  250,000 260,468
American Express Co.
4.009% due 02/09/29  750,000 745,377
4.351% due 07/20/29  175,000 174,901
5.043% due 07/26/28  250,000 252,197
American Homes 4 Rent LP
4.250% due 02/15/28  50,000 49,751
American Tower Corp.
5.200% due 02/15/29  200,000 203,465
a
Principal
Amount Value
5.500% due 03/15/28  $ 800,000 $ 814,263
5.800% due 11/15/28  250,000 257,856
ARES Capital Corp.
2.875% due 06/15/27  50,000 48,692
2.875% due 06/15/28  200,000 188,887
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 250,000 242,169
Arthur J Gallagher & Co.
4.600% due 12/15/27  350,000 351,099
Athene Holding Ltd.
4.125% due 01/12/28  350,000 345,709
Australia & New Zealand Banking Group Ltd.
(Australia)
3.919% due 09/30/27  250,000 249,557
3.919% due 12/08/28  250,000 248,411
4.362% due 06/18/28  250,000 251,167
AvalonBay Communities, Inc.
3.350% due 05/15/27  350,000 346,752
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.381% due 03/13/29  200,000 205,415
Banco Santander SA (Spain)
5.365% due 07/15/28  200,000 202,192
5.538% due 03/14/30  600,000 614,504
5.588% due 08/08/28  200,000 204,895
6.607% due 11/07/28  200,000 210,234
Bank of America Corp.
3.419% due 12/20/28  350,000 343,953
3.705% due 04/24/28  1,750,000 1,737,082
3.970% due 03/05/29  150,000 148,688
3.974% due 02/07/30  1,000,000 986,466
4.623% due 05/09/29  1,335,000 1,340,948
4.979% due 01/24/29  350,000 352,836
5.819% due 09/15/29 † 750,000 773,789
6.204% due 11/10/28  150,000 154,139
Bank of Montreal (Canada)
4.062% due 09/22/28  180,000 179,033
4.338% due 03/19/30  170,000 169,279
5.203% due 02/01/28  100,000 101,540
5.370% due 06/04/27  650,000 658,071
Bank of New York Mellon Corp.
3.992% due 06/13/28  500,000 497,886
4.026% due 01/22/30  115,000 113,870
4.441% due 06/09/28  85,000 85,130
5.802% due 10/25/28  1,250,000 1,278,283
Bank of Nova Scotia (Canada)
4.247% due 02/02/30  152,000 150,664
4.404% due 09/08/28  1,000,000 999,234
Barclays PLC (United Kingdom)
4.476% due 11/11/29  250,000 248,674
4.972% due 05/16/29  500,000 503,126
5.690% due 03/12/30  300,000 308,320
7.385% due 11/02/28  1,000,000 1,041,757
Barings BDC, Inc.
5.200% due 09/15/28  165,000 161,326
7.000% due 02/15/29  100,000 100,863
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 55,389
Blackstone Private Credit Fund
4.950% due 09/26/27  110,000 108,674
Blackstone Secured Lending Fund
5.350% due 04/13/28  350,000 347,439
Blue Owl Capital Corp.
2.875% due 06/11/28  150,000 139,475

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.950% due 03/15/29  $ 150,000 $ 148,253
Blue Owl Credit Income Corp.
7.750% due 01/15/29  250,000 256,057
7.950% due 06/13/28  150,000 153,756
Brighthouse Financial, Inc.
3.700% due 06/22/27  350,000 343,007
Brookfield Finance, Inc. (Canada)
3.900% due 01/25/28  450,000 445,327
4.850% due 03/29/29  150,000 150,731
Canadian Imperial Bank of Commerce (Canada)
4.243% due 09/08/28  835,000 833,120
4.283% due 01/29/30  115,000 114,258
4.857% due 03/30/29  150,000 151,292
5.986% due 10/03/28  200,000 207,381
Capital One Financial Corp.
3.650% due 05/11/27  150,000 148,775
4.927% due 05/10/28 † 1,250,000 1,253,607
5.468% due 02/01/29  100,000 101,543
Charles Schwab Corp.
6.196% due 11/17/29  500,000 522,716
Citigroup, Inc.
3.520% due 10/27/28  150,000 147,807
3.668% due 07/24/28  1,500,000 1,484,362
3.980% due 03/20/30  200,000 196,821
4.075% due 04/23/29  1,500,000 1,489,213
4.643% due 05/07/28  250,000 250,441
4.786% due 03/04/29  250,000 251,339
5.174% due 02/13/30  250,000 253,887
Citizens Bank NA
4.575% due 08/09/28  400,000 400,307
Citizens Financial Group, Inc.
5.841% due 01/23/30  250,000 257,498
CNA Financial Corp.
3.450% due 08/15/27  100,000 98,632
Commonwealth Bank of Australia (Australia)
4.355% due 03/27/29  250,000 250,761
4.423% due 03/14/28 † 250,000 251,580
Cooperatieve Rabobank UA (Netherlands)
due 04/01/29 # 250,000 250,676
3.743% due 01/14/28  250,000 248,371
3.957% due 10/17/28  250,000 249,110
Corebridge Financial, Inc.
6.875% due 12/15/52  200,000 201,603
Crown Castle, Inc.
3.650% due 09/01/27  50,000 49,417
4.300% due 02/15/29  200,000 197,675
5.000% due 01/11/28  500,000 503,757
Deutsche Bank AG (Germany)
5.371% due 09/09/27  200,000 203,450
5.373% due 01/10/29  415,000 419,915
6.720% due 01/18/29  200,000 207,280
6.819% due 11/20/29  250,000 262,538
Digital Realty Trust LP
5.550% due 01/15/28  500,000 509,182
ERP Operating LP
3.250% due 08/01/27  100,000 98,608
Essex Portfolio LP
3.625% due 05/01/27  350,000 347,042
Extra Space Storage LP
5.700% due 04/01/28  250,000 255,402
F&G Annuities & Life, Inc.
7.400% due 01/13/28  50,000 50,915
a
Principal
Amount Value
Federal Realty OP LP
5.375% due 05/01/28  $ 250,000 $ 253,939
Fifth Third Bancorp
6.361% due 10/27/28  750,000 771,406
Goldman Sachs BDC, Inc.
5.100% due 01/28/29  125,000 121,461
Goldman Sachs Group, Inc.
3.691% due 06/05/28  750,000 743,497
3.814% due 04/23/29  500,000 493,301
4.148% due 01/21/29  460,000 457,287
4.153% due 10/21/29  1,270,000 1,258,301
4.482% due 08/23/28  150,000 150,033
6.484% due 10/24/29  200,000 209,259
Goldman Sachs Private Credit Corp.
5.375% due 01/31/29 ~ 250,000 245,832
5.875% due 05/06/28 ~ † 100,000 99,802
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 250,000 243,705
5.450% due 01/14/28  350,000 347,533
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29  500,000 473,374
4.398% due 03/10/30  200,000 198,557
4.583% due 06/19/29  500,000 499,733
4.755% due 06/09/28  200,000 200,469
4.899% due 03/03/29  200,000 201,148
5.546% due 03/04/30  200,000 204,971
5.597% due 05/17/28  215,000 217,450
6.161% due 03/09/29  1,600,000 1,646,509
HSBC USA, Inc.
4.650% due 06/03/28  200,000 201,280
Huntington Bancshares, Inc.
4.443% due 08/04/28  500,000 499,748
ING Groep NV (Netherlands)
4.550% due 10/02/28  200,000 200,375
4.858% due 03/25/29  700,000 704,564
Intercontinental Exchange, Inc.
3.100% due 09/15/27  300,000 294,924
3.950% due 12/01/28  190,000 188,218
Jefferies Financial Group, Inc.
5.875% due 07/21/28  200,000 204,262
JPMorgan Chase & Co.
3.509% due 01/23/29  750,000 738,157
3.540% due 05/01/28  250,000 247,734
4.203% due 07/23/29  500,000 497,208
4.505% due 10/22/28  80,000 80,004
4.851% due 07/25/28  150,000 150,769
4.979% due 07/22/28  2,045,000 2,059,193
5.012% due 01/23/30  1,500,000 1,521,200
5.571% due 04/22/28  120,000 121,488
Keybank National Association
4.390% due 12/14/27  500,000 500,626
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28  50,000 49,333
4.241% due 02/10/30  750,000 742,103
4.550% due 08/16/28  250,000 250,398
4.818% due 06/13/29  200,000 201,233
LPL Holdings, Inc.
4.900% due 04/03/28  115,000 115,406
M&T Bank Corp.
4.833% due 01/16/29  45,000 45,238
Main Street Capital Corp.
5.400% due 08/15/28  70,000 69,587
6.500% due 06/04/27  25,000 25,223

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 † $ 600,000 $ 603,741
4.762% due 07/06/28  250,000 250,752
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  50,000 50,249
Mastercard, Inc.
3.500% due 02/26/28  500,000 495,516
4.550% due 03/15/28  85,000 85,814
Mid-America Apartments LP
4.200% due 06/15/28  100,000 99,833
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.080% due 04/19/28  500,000 498,217
5.242% due 04/19/29 † 1,000,000 1,015,022
Mizuho Financial Group, Inc. (Japan)
5.414% due 09/13/28  650,000 658,961
5.778% due 07/06/29  200,000 205,545
Morgan Stanley
4.238% due 01/09/30  685,000 678,231
4.431% due 01/23/30  250,000 248,935
4.994% due 04/12/29  110,000 111,023
5.123% due 02/01/29  150,000 151,692
5.164% due 04/20/29  500,000 505,839
5.449% due 07/20/29  1,500,000 1,526,965
6.296% due 10/18/28  1,000,000 1,026,434
6.407% due 11/01/29  500,000 521,924
Morgan Stanley Bank NA
5.016% due 01/12/29  100,000 101,087
Morgan Stanley Private Bank NA
4.204% due 11/17/28  1,375,000 1,370,694
4.213% due 02/08/30  495,000 490,054
4.466% due 07/06/28  250,000 250,046
National Australia Bank Ltd. (Australia)
4.308% due 06/13/28  250,000 250,841
4.500% due 10/26/27  750,000 754,351
National Bank of Canada (Canada)
4.166% due 01/20/29  250,000 248,750
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  200,000 196,813
4.892% due 05/18/29  350,000 352,533
5.076% due 01/27/30  250,000 252,835
5.516% due 09/30/28  500,000 507,437
New Mountain Finance Corp.
6.200% due 10/15/27  50,000 49,789
NNN REIT, Inc.
3.500% due 10/15/27  100,000 98,910
Nomura Holdings, Inc. (Japan)
2.710% due 01/22/29  750,000 712,496
Northern Trust Corp.
3.375% due 05/08/32  350,000 345,225
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  150,000 149,840
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,455
PNC Bank NA
4.050% due 07/26/28  750,000 743,447
PNC Financial Services Group, Inc.
4.075% due 01/26/29  150,000 149,267
5.582% due 06/12/29  350,000 358,709
Prologis LP
4.875% due 06/15/28  150,000 151,838
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 48,805
a
Principal
Amount Value
Realty Income Corp.
2.200% due 06/15/28  $ 100,000 $ 95,510
3.650% due 01/15/28  500,000 494,315
4.750% due 02/15/29  200,000 201,998
Royal Bank of Canada (Canada)
3.995% due 11/03/28  385,000 382,423
4.498% due 08/06/29  445,000 445,100
4.522% due 10/18/28  1,000,000 1,001,451
6.000% due 11/01/27  50,000 51,310
Santander Holdings USA, Inc.
5.473% due 03/20/29  155,000 157,197
6.174% due 01/09/30  200,000 206,701
6.499% due 03/09/29  750,000 773,634
Santander U.K. Group Holdings PLC (United
Kingdom)
4.320% due 09/22/29  200,000 198,160
6.534% due 01/10/29  600,000 619,255
Simon Property Group LP
1.750% due 02/01/28  500,000 478,505
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28  250,000 255,638
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.472% due 01/14/29  250,000 237,330
3.944% due 07/19/28  150,000 148,583
4.108% due 01/15/29  450,000 446,161
5.520% due 01/13/28  850,000 867,450
5.800% due 07/13/28  250,000 257,611
Synchrony Bank
5.625% due 08/23/27  500,000 505,669
Synchrony Financial
5.019% due 07/29/29  20,000 19,986
Toronto-Dominion Bank (Canada)
3.913% due 01/13/28  100,000 99,333
4.108% due 06/08/27  350,000 349,182
4.109% due 10/13/28  250,000 248,729
4.574% due 06/02/28  500,000 501,651
Truist Bank
4.136% due 10/23/29  500,000 495,336
4.144% due 01/27/29  250,000 248,745
4.420% due 07/24/28  310,000 310,057
Truist Financial Corp.
1.125% due 08/03/27  300,000 287,622
4.123% due 06/06/28  250,000 248,967
4.873% due 01/26/29  150,000 151,032
5.435% due 01/24/30  250,000 255,926
U.S. Bancorp
4.653% due 02/01/29  1,350,000 1,356,643
5.384% due 01/23/30  200,000 204,853
5.775% due 06/12/29  300,000 308,623
UBS AG (Switzerland)
4.302% due 03/16/29  250,000 249,731
5.650% due 09/11/28  500,000 516,050
7.500% due 02/15/28  100,000 105,815
UDR, Inc.
3.500% due 07/01/27  350,000 346,443
Ventas Realty LP
4.000% due 03/01/28  250,000 247,591
VICI Properties LP
4.750% due 02/15/28  350,000 350,449
4.750% due 04/01/28  65,000 65,078
Visa, Inc.
2.750% due 09/15/27  600,000 589,590
3.800% due 02/12/29  250,000 248,560

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Voya Financial, Inc.
4.700% due 01/23/48  $ 100,000 $ 94,969
Wells Fargo & Co.
4.078% due 09/15/29  1,305,000 1,290,867
4.182% due 01/23/30  250,000 247,824
4.808% due 07/25/28  800,000 803,520
4.970% due 04/23/29  405,000 408,555
5.198% due 01/23/30 † 500,000 507,905
5.574% due 07/25/29  1,000,000 1,023,083
5.707% due 04/22/28  190,000 192,480
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  250,000 236,312
3.400% due 01/25/28  100,000 98,831
5.535% due 11/17/28  500,000 517,639
Weyerhaeuser Co.
6.950% due 10/01/27  350,000 361,680
93,300,818
Industrial - 6.2%
3M Co.
2.875% due 10/15/27  50,000 49,038
3.375% due 03/01/29  100,000 97,341
Amcor Finance USA, Inc.
4.500% due 05/15/28  100,000 100,060
Amcor Flexibles North America, Inc.
4.250% due 03/08/29  165,000 163,523
4.800% due 03/17/28  60,000 60,399
Amphenol Corp.
3.800% due 11/15/27  190,000 188,933
3.900% due 11/15/28  120,000 119,135
4.375% due 06/12/28  165,000 165,512
5.050% due 04/05/27  90,000 90,683
Amrize Finance U.S. LLC
4.700% due 04/07/28  350,000 352,252
Avnet, Inc.
6.250% due 03/15/28  50,000 51,521
Boeing Co.
3.250% due 03/01/28  50,000 48,958
5.040% due 05/01/27  400,000 402,320
Canadian Pacific Railway Co. (Canada)
4.000% due 03/15/29  35,000 34,626
Caterpillar Financial Services Corp.
3.950% due 11/14/28  150,000 149,321
4.100% due 08/15/28  70,000 69,956
4.400% due 10/15/27  300,000 301,522
4.400% due 03/03/28  200,000 201,063
4.850% due 02/27/29  250,000 254,565
5.000% due 05/14/27  350,000 353,489
CNH Industrial Capital LLC
4.750% due 03/21/28  625,000 627,926
Eaton Corp.
3.103% due 09/15/27  50,000 49,293
3.850% due 03/06/28  250,000 248,269
3.950% due 03/06/29  200,000 198,055
4.350% due 05/18/28  100,000 100,282
Emerson Electric Co.
1.800% due 10/15/27  400,000 386,817
Flex Ltd.
6.000% due 01/15/28  100,000 102,085
General Dynamics Corp.
2.625% due 11/15/27  500,000 488,939
Howmet Aerospace, Inc.
3.750% due 03/03/28  90,000 88,997
a
Principal
Amount Value
Ingersoll Rand, Inc.
5.400% due 08/14/28  $ 150,000 $ 153,490
Jabil, Inc.
4.200% due 02/01/29  65,000 64,227
4.250% due 05/15/27  150,000 149,651
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 207,611
John Deere Capital Corp.
3.900% due 03/09/29  160,000 159,008
4.200% due 07/15/27  525,000 526,830
4.250% due 06/05/28  200,000 200,663
4.900% due 06/11/27  1,000,000 1,010,133
L3Harris Technologies, Inc.
4.400% due 06/15/28  350,000 350,335
Lockheed Martin Corp.
4.150% due 08/15/28  50,000 50,046
4.500% due 02/15/29  250,000 252,172
5.100% due 11/15/27  350,000 356,107
Martin Marietta Materials, Inc.
3.500% due 12/15/27  100,000 98,590
Masco Corp.
1.500% due 02/15/28  100,000 94,705
Norfolk Southern Corp.
3.150% due 06/01/27  250,000 246,753
Northrop Grumman Corp.
3.250% due 01/15/28  500,000 491,250
Oshkosh Corp.
4.600% due 05/15/28  50,000 49,988
Otis Worldwide Corp.
2.293% due 04/05/27  100,000 98,112
Owens Corning
5.500% due 06/15/27  70,000 70,854
Parker-Hannifin Corp.
4.250% due 09/15/27  200,000 200,161
Republic Services, Inc.
3.375% due 11/15/27  350,000 345,617
3.950% due 05/15/28  150,000 149,203
Stanley Black & Decker, Inc.
4.250% due 11/15/28  250,000 249,800
TD SYNNEX Corp.
2.375% due 08/09/28  250,000 237,398
Tyco Electronics Group SA (Switzerland)
3.125% due 08/15/27  50,000 49,297
Union Pacific Corp.
3.000% due 04/15/27  350,000 346,187
United Parcel Service, Inc.
3.050% due 11/15/27  250,000 246,093
Waste Management, Inc.
1.150% due 03/15/28  500,000 472,297
4.950% due 07/03/27  115,000 116,144
WRKCo, Inc.
3.900% due 06/01/28  350,000 345,822
12,933,424
Technology - 8.0%
Accenture Capital, Inc.
3.900% due 10/04/27  150,000 149,781
Adobe, Inc.
4.750% due 01/17/28 † 550,000 557,013
Advanced Micro Devices, Inc.
4.319% due 03/24/28  250,000 251,659
Analog Devices, Inc.
1.700% due 10/01/28  200,000 188,244
4.250% due 06/15/28  190,000 190,330

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Apple, Inc.
1.200% due 02/08/28  $ 500,000 $ 476,360
1.400% due 08/05/28  1,250,000 1,181,076
2.900% due 09/12/27  50,000 49,293
4.000% due 05/12/28  400,000 400,503
Applied Materials, Inc.
3.300% due 04/01/27  350,000 347,145
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500% due 01/15/28  500,000 494,133
Broadcom, Inc.
4.800% due 04/15/28  250,000 252,881
5.050% due 07/12/27  49,000 49,515
Concentrix Corp.
6.500% due 03/01/29 † 250,000 243,249
6.600% due 08/02/28 † 250,000 248,547
Dell International LLC/EMC Corp.
4.750% due 04/01/28  110,000 110,815
6.100% due 07/15/27 † 500,000 509,477
Fidelity National Information Services, Inc.
4.450% due 03/10/28  90,000 89,773
4.550% due 03/10/29  365,000 363,371
Fiserv, Inc.
5.450% due 03/02/28  500,000 507,342
Hewlett Packard Enterprise Co.
4.050% due 09/15/27  125,000 124,234
4.150% due 09/15/28  110,000 109,140
4.400% due 09/25/27  75,000 74,914
4.500% due 03/23/28  100,000 100,034
4.600% due 03/23/29  85,000 84,941
HP, Inc.
4.750% due 01/15/28  350,000 351,649
Intel Corp.
3.150% due 05/11/27  150,000 147,901
3.750% due 08/05/27  850,000 843,145
International Business Machines Corp.
4.000% due 02/03/29  100,000 99,010
6.220% due 08/01/27  100,000 102,494
6.500% due 01/15/28  1,000,000 1,038,525
Kyndryl Holdings, Inc.
2.700% due 10/15/28  200,000 185,043
Marvell Technology, Inc.
4.875% due 06/22/28  150,000 151,569
5.750% due 02/15/29  250,000 258,160
Microchip Technology, Inc.
4.900% due 03/15/28  350,000 352,226
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  20,000 19,912
4.400% due 06/01/27  250,000 250,000
Oracle Corp.
2.300% due 03/25/28  1,000,000 952,940
2.800% due 04/01/27  400,000 393,215
4.550% due 02/04/29  405,000 399,961
4.800% due 08/03/28  250,000 250,146
QUALCOMM, Inc.
3.250% due 05/20/27  551,000 546,167
Roper Technologies, Inc.
1.400% due 09/15/27  200,000 191,400
Salesforce, Inc.
3.700% due 04/11/28 † 500,000 494,570
4.500% due 03/15/28  350,000 350,211
4.650% due 03/15/29  280,000 280,624
a
Principal
Amount Value
Synopsys, Inc.
4.650% due 04/01/28  $ 500,000 $ 501,996
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  350,000 353,310
Texas Instruments, Inc.
2.900% due 11/03/27  350,000 344,407
4.600% due 02/08/29  200,000 202,680
TSMC Arizona Corp. (Taiwan)
3.875% due 04/22/27  200,000 199,364
Workday, Inc.
3.500% due 04/01/27  350,000 347,016
16,761,411
Utilities - 6.4%
AES Corp.
5.450% due 06/01/28  200,000 201,876
Ameren Corp.
5.000% due 01/15/29  250,000 253,995
American Electric Power Co., Inc.
3.200% due 11/13/27  350,000 343,777
5.750% due 11/01/27  200,000 203,785
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  500,000 496,601
5.250% due 03/01/28  50,000 50,891
Constellation Energy Generation LLC
3.900% due 01/08/28  95,000 94,281
5.600% due 03/01/28  350,000 357,963
Dominion Energy, Inc.
4.600% due 05/15/28  120,000 120,397
DTE Electric Co.
4.250% due 05/14/27  40,000 40,027
DTE Energy Co.
4.875% due 06/01/28  55,000 55,505
4.950% due 07/01/27  675,000 679,534
Duke Energy Ohio, Inc.
3.650% due 02/01/29  500,000 491,419
Edison International
4.125% due 03/15/28  50,000 49,169
5.750% due 06/15/27  100,000 100,780
Enel Chile SA (Chile)
4.875% due 06/12/28  200,000 201,272
Entergy Arkansas LLC
4.000% due 06/01/28  350,000 348,302
Evergy Kansas Central, Inc.
4.700% due 03/13/28  60,000 60,309
Evergy, Inc.
4.250% due 03/15/29  105,000 104,226
Eversource Energy
3.300% due 01/15/28  500,000 489,838
5.950% due 02/01/29  250,000 259,071
FirstEnergy Corp.
3.900% due 07/15/27  200,000 198,421
FirstEnergy Pennsylvania Electric Co.
4.150% due 03/15/28 ~ 55,000 54,810
Georgia Power Co.
4.000% due 10/01/28  70,000 69,607
Indiana Michigan Power Co.
3.850% due 05/15/28  50,000 49,577
ITC Holdings Corp.
3.350% due 11/15/27  350,000 344,064
Jersey Central Power & Light Co.
4.150% due 01/15/29 ~ 250,000 248,444
MidAmerican Energy Co.
3.100% due 05/01/27  350,000 346,665

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mississippi Power Co.
3.950% due 03/30/28  $ 750,000 $ 746,271
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,605
National Rural Utilities Cooperative Finance Corp.
3.950% due 12/10/27  125,000 124,452
4.050% due 02/09/29  100,000 99,359
4.150% due 08/25/28  155,000 154,521
4.750% due 02/07/28  610,000 614,926
5.050% due 09/15/28  350,000 355,607
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27  850,000 842,798
4.685% due 09/01/27  95,000 95,488
4.900% due 02/28/28  450,000 453,774
NiSource, Inc.
5.250% due 03/30/28  250,000 254,033
Pacific Gas & Electric Co.
2.100% due 08/01/27  450,000 436,299
3.750% due 07/01/28  150,000 147,413
4.650% due 08/01/28  150,000 150,246
5.000% due 06/04/28  205,000 206,814
6.100% due 01/15/29  240,000 248,423
PacifiCorp
4.650% due 04/15/29  60,000 60,017
Pinnacle West Capital Corp.
4.900% due 05/15/28  65,000 65,520
Public Service Co. of Colorado
4.150% due 03/13/29  50,000 49,866
Public Service Co. of New Hampshire
4.400% due 07/01/28  165,000 165,251
Public Service Enterprise Group, Inc.
5.850% due 11/15/27  200,000 204,475
Southern California Edison Co.
4.200% due 03/01/29  400,000 395,592
5.300% due 03/01/28  50,000 50,718
Southern California Gas Co.
2.950% due 04/15/27  500,000 493,517
Southern Co.
4.850% due 06/15/28  200,000 201,951
Southern Co. Gas Capital Corp.
4.050% due 09/15/28  70,000 69,499
WEC Energy Group, Inc.
1.375% due 10/15/27  150,000 143,294
4.750% due 01/15/28  90,000 90,692
Xcel Energy, Inc.
4.750% due 03/21/28  80,000 80,445
13,365,472
Total Corporate Bonds & Notes
    (Cost $206,357,887) 206,064,732
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $206,357,887) 206,064,732
Shares
SECURITIES LENDING COLLATERAL - 5.3%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,341,142 1,341,142
Principal
Amount Value
Repurchase Agreements - 4.7%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$6,712,170; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $6,846,413) $ 6,711,482 $ 6,711,482
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$3,076,577; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$3,152,913) 3,071,790 3,071,790
9,783,272
Total Securities Lending Collateral
(Cost $11,124,414) 11,124,414
a
TOTAL INVESTMENTS - 104.2%
(Cost $217,482,301) 217,189,146
OTHER ASSETS & LIABILITIES, NET - (4.2%) (8,832,927)
NET ASSETS - 100.0% $ 208,356,219

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 25.5%
Basic Materials - 0.5%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 100,923
4.850% due 02/08/34  100,000 100,158
Albemarle Corp.
5.050% due 06/01/32  31,000 31,131
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 206,171
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 02/15/36  85,000 85,018
5.000% due 09/30/43  500,000 466,059
CF Industries, Inc.
5.300% due 11/26/35  200,000 199,268
Dow Chemical Co.
3.600% due 11/15/50  250,000 160,950
4.250% due 10/01/34  141,000 128,156
4.800% due 05/15/49  65,000 50,436
5.650% due 03/15/36  125,000 123,877
DuPont de Nemours, Inc.
4.725% due 11/15/28 ~ 65,000 65,260
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,051
4.800% due 09/01/42  100,000 87,760
Ecolab, Inc.
2.125% due 02/01/32  100,000 87,808
2.700% due 12/15/51  100,000 60,069
Freeport-McMoRan, Inc.
4.625% due 08/01/30  100,000 99,399
5.450% due 03/15/43  100,000 94,689
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 119,488
International Paper Co.
4.350% due 08/15/48  54,000 42,132
6.000% due 11/15/41  200,000 200,138
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 106,717
Linde, Inc.
1.100% due 08/10/30  50,000 43,790
2.000% due 08/10/50  30,000 15,757
LYB International Finance III LLC
2.250% due 10/01/30  25,000 22,333
3.375% due 10/01/40  30,000 21,733
3.625% due 04/01/51  40,000 25,812
3.800% due 10/01/60  30,000 18,393
4.200% due 05/01/50  300,000 211,899
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 56,300
Mosaic Co.
5.450% due 11/15/33  163,000 164,818
NewMarket Corp.
2.700% due 03/18/31  100,000 90,291
Newmont Corp.
2.600% due 07/15/32  100,000 90,552
5.875% due 04/01/35  100,000 106,177
Nucor Corp.
2.979% due 12/15/55  25,000 15,267
5.100% due 06/01/35  250,000 252,717
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 46,883
4.200% due 04/01/29  55,000 54,644
5.250% due 01/15/45  139,000 128,363
a
Principal
Amount Value
PPG Industries, Inc.
2.800% due 08/15/29  $ 50,000 $ 47,629
4.375% due 03/15/31  70,000 68,959
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 30,146
7.125% due 07/15/28  50,000 53,080
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 183,632
4.875% due 03/14/30  245,000 248,918
5.250% due 03/14/35  35,000 35,574
5.750% due 03/14/55  45,000 44,927
RPM International, Inc.
5.250% due 06/01/45  50,000 46,410
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 59,378
4.000% due 12/15/42  50,000 40,524
4.500% due 08/15/30  70,000 69,892
4.500% due 06/01/47  29,000 24,164
4.550% due 03/01/28  100,000 100,424
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 138,176
7.500% due 07/27/35  50,000 57,208
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,600
3.250% due 01/15/31  40,000 37,506
3.250% due 10/15/50  20,000 13,069
4.000% due 12/15/28  110,000 108,882
5.250% due 05/15/35  45,000 45,042
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 38,010
3.125% due 01/15/32  40,000 35,227
3.750% due 01/15/31  125,000 116,267
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36  150,000 166,141
Westlake Corp.
4.375% due 11/15/47  100,000 77,341
5,919,513
Communications - 2.3%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 257,361
5.250% due 05/26/35  200,000 205,559
Alphabet, Inc.
0.800% due 08/15/27  150,000 143,985
1.900% due 08/15/40  150,000 100,193
2.250% due 08/15/60  150,000 75,510
3.700% due 02/15/29  50,000 49,581
3.875% due 11/15/28  25,000 24,924
4.100% due 11/15/30  145,000 144,057
4.100% due 02/15/31  100,000 99,327
4.500% due 05/15/35  200,000 196,788
4.700% due 11/15/35  120,000 118,604
4.800% due 02/15/36  70,000 69,727
5.350% due 11/15/45  100,000 97,838
5.450% due 11/15/55  135,000 130,801
5.500% due 02/15/46  50,000 49,628
5.650% due 02/15/56  35,000 34,912
Amazon.com, Inc.
1.500% due 06/03/30  85,000 75,954
1.650% due 05/12/28  100,000 95,164
2.100% due 05/12/31  100,000 89,652
2.500% due 06/03/50  40,000 23,372
2.875% due 05/12/41  100,000 73,739
3.100% due 05/12/51  100,000 65,418

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.300% due 04/13/27  $ 150,000 $ 148,912
3.600% due 04/13/32  200,000 190,662
3.875% due 08/22/37  195,000 175,590
3.900% due 11/20/28  25,000 24,900
3.950% due 04/13/52  150,000 115,123
4.000% due 03/13/29  135,000 134,342
4.050% due 08/22/47  70,000 56,021
4.100% due 11/20/30  40,000 39,548
4.100% due 04/13/62  100,000 74,740
4.250% due 03/13/31  140,000 139,000
4.250% due 08/22/57  100,000 78,081
4.550% due 12/01/27  100,000 100,933
4.550% due 03/13/33  500,000 495,334
4.650% due 11/20/35  150,000 147,139
4.700% due 12/01/32  100,000 101,192
4.875% due 03/13/36  110,000 109,040
5.450% due 11/20/55  150,000 143,401
5.650% due 03/13/46  65,000 64,814
5.800% due 03/13/56  110,000 109,989
5.950% due 03/13/66  30,000 30,121
6.050% due 03/13/76  500,000 497,458
America Movil SAB de CV (Mexico)
5.000% due 01/20/33  250,000 251,042
6.375% due 03/01/35  125,000 135,693
AppLovin Corp.
5.375% due 12/01/31  300,000 303,052
AT&T, Inc.
2.250% due 02/01/32  165,000 144,202
2.750% due 06/01/31  100,000 91,476
3.500% due 06/01/41  200,000 155,247
3.500% due 09/15/53  247,000 162,088
3.550% due 09/15/55  433,000 281,821
3.650% due 09/15/59  221,000 143,316
3.800% due 12/01/57  200,000 135,348
3.850% due 06/01/60  45,000 30,307
4.350% due 03/01/29  150,000 150,156
4.500% due 05/15/35  90,000 85,351
4.550% due 03/09/49  100,000 80,536
4.850% due 03/01/39  70,000 65,387
5.125% due 04/30/36  25,000 24,710
5.350% due 09/01/40  161,000 155,175
5.375% due 08/15/35  100,000 101,335
5.400% due 02/15/34  150,000 153,437
5.550% due 11/01/45  125,000 118,421
5.850% due 04/30/46  65,000 63,379
6.000% due 04/30/56  50,000 48,954
6.050% due 08/15/56  350,000 344,952
Bell Telephone Co. of Canada or Bell Canada
(Canada)
2.150% due 02/15/32  40,000 34,390
4.464% due 04/01/48  65,000 52,747
5.200% due 02/15/34  100,000 100,371
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 203,086
9.625% due 12/15/30  50,000 59,742
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  60,000 42,117
3.750% due 02/15/28  100,000 98,285
3.900% due 06/01/52  175,000 111,513
4.200% due 03/15/28  200,000 198,326
4.400% due 12/01/61  100,000 64,284
a
Principal
Amount Value
4.800% due 03/01/50  $ 500,000 $ 369,929
5.125% due 07/01/49  100,000 76,843
5.375% due 05/01/47  50,000 40,274
6.384% due 10/23/35  70,000 71,132
6.484% due 10/23/45  165,000 152,270
6.834% due 10/23/55  50,000 47,122
Cisco Systems, Inc.
4.850% due 02/26/29  100,000 101,848
5.050% due 02/26/34  200,000 202,957
5.300% due 02/26/54  450,000 422,344
Comcast Corp.
1.950% due 01/15/31  140,000 124,241
2.450% due 08/15/52  100,000 52,137
2.800% due 01/15/51  55,000 31,498
2.887% due 11/01/51  350,000 202,486
2.987% due 11/01/63  101,000 53,548
3.400% due 07/15/46  55,000 37,562
3.750% due 04/01/40  155,000 125,748
4.000% due 08/15/47  100,000 74,504
4.049% due 11/01/52  97,000 69,560
4.150% due 10/15/28  95,000 94,629
4.400% due 08/15/35  77,000 72,675
4.600% due 10/15/38  85,000 77,784
4.800% due 05/15/33  200,000 199,007
4.950% due 05/15/32  300,000 302,891
4.950% due 10/15/58  80,000 65,433
5.300% due 06/01/34  150,000 152,318
5.300% due 05/15/35  100,000 101,860
5.500% due 05/15/64  200,000 177,277
5.650% due 06/01/54  85,000 78,391
6.050% due 05/15/55  100,000 99,037
Corning, Inc.
4.375% due 11/15/57  100,000 78,887
4.700% due 03/15/37  50,000 47,805
5.350% due 11/15/48  100,000 94,206
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 212,537
eBay, Inc.
2.700% due 03/11/30  100,000 93,078
3.600% due 06/05/27  50,000 49,573
5.125% due 11/06/35  200,000 197,353
Expedia Group, Inc.
3.800% due 02/15/28  250,000 246,703
Fox Corp.
5.576% due 01/25/49  200,000 184,467
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 163,904
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 97,344
Meta Platforms, Inc.
4.200% due 11/15/30  75,000 74,289
4.600% due 05/15/28  200,000 202,238
4.600% due 11/15/32  60,000 59,432
4.750% due 08/15/34  135,000 133,578
4.875% due 11/15/35  100,000 98,144
4.950% due 05/15/33  100,000 100,880
5.400% due 08/15/54  85,000 77,050
5.500% due 11/15/45  55,000 52,083
5.625% due 11/15/55 † 850,000 797,351
5.750% due 05/15/63  100,000 93,236
5.750% due 11/15/65  150,000 139,430

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Motorola Solutions, Inc.
2.750% due 05/24/31  $ 100,000 $ 90,910
4.600% due 02/23/28  100,000 100,413
5.200% due 08/15/32  45,000 45,659
Netflix, Inc.
4.900% due 08/15/34  40,000 40,326
5.875% due 11/15/28  250,000 260,143
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 89,583
5.300% due 11/01/34  100,000 99,005
Orange SA (France)
5.375% due 01/13/42  150,000 145,278
9.000% due 03/01/31  50,000 59,116
Rogers Communications, Inc. (Canada)
3.800% due 03/15/32  65,000 60,702
4.550% due 03/15/52  400,000 316,183
5.000% due 03/15/44  100,000 87,969
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 43,962
2.400% due 03/15/29  25,000 23,595
2.700% due 03/15/32  55,000 48,947
3.000% due 02/15/41  20,000 14,632
3.300% due 02/15/51  50,000 32,753
3.400% due 10/15/52  150,000 98,339
3.875% due 04/15/30  300,000 292,243
4.500% due 04/15/50  200,000 161,605
4.800% due 07/15/28  200,000 201,947
4.950% due 03/15/28  60,000 60,644
4.950% due 11/15/35  75,000 73,661
5.000% due 02/15/36  200,000 197,059
5.050% due 07/15/33  160,000 161,162
5.150% due 04/15/34  50,000 50,394
5.200% due 01/15/33  130,000 132,385
5.300% due 05/15/35  105,000 105,913
5.650% due 01/15/53  65,000 61,513
5.800% due 09/15/62  95,000 91,166
Telefonica Emisiones SA (Spain)
7.045% due 06/20/36  150,000 165,520
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 283,488
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 45,610
Time Warner Cable LLC
5.875% due 11/15/40  150,000 136,061
6.550% due 05/01/37  100,000 100,898
6.750% due 06/15/39  50,000 49,654
7.300% due 07/01/38  150,000 157,066
Uber Technologies, Inc.
4.800% due 09/15/34  300,000 293,866
4.800% due 09/15/35  30,000 29,125
VeriSign, Inc.
2.700% due 06/15/31  80,000 71,680
Verizon Communications, Inc.
1.500% due 09/18/30  90,000 78,989
1.750% due 01/20/31  100,000 87,704
2.100% due 03/22/28  60,000 57,635
2.355% due 03/15/32  500,000 436,608
2.550% due 03/21/31  140,000 127,134
2.650% due 11/20/40  450,000 316,088
2.850% due 09/03/41  45,000 31,681
2.875% due 11/20/50  100,000 60,702
2.987% due 10/30/56  383,000 224,967
3.000% due 11/20/60  90,000 51,792
a
Principal
Amount Value
3.400% due 03/22/41  $ 280,000 $ 215,128
3.550% due 03/22/51  55,000 38,409
3.700% due 03/22/61  45,000 30,024
4.000% due 03/22/50  250,000 188,943
4.016% due 12/03/29  250,000 246,632
4.272% due 01/15/36  57,000 52,745
5.000% due 01/15/36  75,000 73,475
5.250% due 04/02/35  120,000 120,191
5.500% due 02/23/54  90,000 85,134
5.750% due 11/30/45  55,000 53,602
5.875% due 11/30/55  40,000 38,935
Vodafone Group PLC (United Kingdom)
5.750% due 06/28/54  300,000 283,676
6.150% due 02/27/37  150,000 160,960
7.875% due 02/15/30  5,000 5,597
Walt Disney Co.
2.000% due 09/01/29  35,000 32,617
2.650% due 01/13/31  310,000 287,783
2.750% due 09/01/49  45,000 27,923
3.600% due 01/13/51  200,000 144,913
4.700% due 03/23/50  250,000 218,246
5.400% due 10/01/43  100,000 97,869
6.400% due 12/15/35  39,000 43,283
6.650% due 11/15/37  150,000 168,870
Weibo Corp. (China)
3.375% due 07/08/30  200,000 188,346
25,216,329
Consumer, Cyclical - 1.4%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  87,675 85,500
American Honda Finance Corp.
2.000% due 03/24/28  45,000 42,853
2.250% due 01/12/29  150,000 140,641
4.550% due 03/03/28  500,000 499,994
4.900% due 03/13/29  100,000 100,689
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/51  200,000 123,506
4.400% due 10/01/46  100,000 80,910
AutoNation, Inc.
4.450% due 01/15/29  150,000 148,795
AutoZone, Inc.
1.650% due 01/15/31  85,000 73,872
3.750% due 06/01/27  100,000 99,327
4.750% due 02/01/33  65,000 64,040
5.125% due 06/15/30  65,000 66,144
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 50,053
BorgWarner, Inc.
2.650% due 07/01/27  25,000 24,438
Brunswick Corp.
5.850% due 03/18/29  70,000 71,645
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 23,985
5.850% due 08/01/34  65,000 65,654
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 194,079
Cummins, Inc.
1.500% due 09/01/30  100,000 88,627
2.600% due 09/01/50  100,000 59,635
4.700% due 02/15/31  50,000 50,538
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 129,082

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29  $ 33,557 $ 32,457
Dollar General Corp.
5.200% due 07/05/28  140,000 141,563
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 88,990
4.200% due 05/15/28  45,000 44,704
Ferguson Enterprises, Inc.
4.350% due 03/15/31  50,000 49,213
Ford Motor Credit Co. LLC
5.303% due 09/06/29  200,000 199,025
5.800% due 03/08/29  250,000 252,879
6.050% due 03/05/31  200,000 201,863
6.054% due 11/05/31  275,000 276,349
6.500% due 02/07/35  200,000 201,927
6.532% due 03/19/32  200,000 205,343
6.798% due 11/07/28  200,000 207,083
General Motors Co.
4.200% due 10/01/27  50,000 49,750
5.400% due 04/01/48  50,000 43,816
5.625% due 04/15/30  200,000 205,706
6.250% due 10/02/43  100,000 98,295
6.750% due 04/01/46  25,000 25,926
General Motors Financial Co., Inc.
2.700% due 06/10/31  100,000 89,745
4.200% due 10/27/28  30,000 29,698
4.300% due 04/06/29  100,000 99,021
4.900% due 10/06/29  100,000 100,523
5.000% due 04/09/27  60,000 60,278
5.050% due 04/04/28  85,000 85,750
5.350% due 01/07/30  350,000 356,491
5.550% due 07/15/29  45,000 46,048
5.600% due 06/18/31  65,000 66,546
5.900% due 01/07/35  350,000 356,425
5.950% due 04/04/34  45,000 46,252
Hasbro, Inc.
3.500% due 09/15/27  30,000 29,703
3.900% due 11/19/29  100,000 97,633
Home Depot, Inc.
1.375% due 03/15/31  300,000 259,354
2.375% due 03/15/51  200,000 112,097
2.700% due 04/15/30  300,000 282,328
3.250% due 04/15/32  65,000 60,699
3.500% due 09/15/56  55,000 37,675
3.900% due 12/06/28  40,000 39,850
4.200% due 04/01/43  300,000 253,647
4.500% due 12/06/48  100,000 84,033
4.750% due 06/25/29  70,000 71,092
4.875% due 06/25/27  50,000 50,494
4.950% due 06/25/34  55,000 55,417
5.300% due 06/25/54  30,000 28,063
5.875% due 12/16/36  75,000 79,892
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  10,092 9,582
Las Vegas Sands Corp.
5.625% due 06/15/28  85,000 86,124
Lear Corp.
2.600% due 01/15/32  100,000 88,461
3.550% due 01/15/52  100,000 66,643
Lennar Corp.
5.200% due 07/30/30  200,000 202,475
LKQ Corp.
5.750% due 06/15/28  300,000 305,395
a
Principal
Amount Value
Lowe's Cos., Inc.
1.300% due 04/15/28  $ 20,000 $ 18,849
1.700% due 09/15/28  25,000 23,501
1.700% due 10/15/30  20,000 17,630
2.625% due 04/01/31  100,000 90,895
2.800% due 09/15/41  50,000 35,287
3.000% due 10/15/50  15,000 9,277
3.500% due 04/01/51  50,000 33,989
3.650% due 04/05/29  35,000 34,245
3.750% due 04/01/32  200,000 189,329
4.250% due 04/01/52  50,000 38,353
4.450% due 04/01/62  250,000 189,386
4.500% due 04/15/30  250,000 250,335
4.850% due 10/15/35  190,000 185,098
Marriott International, Inc.
2.750% due 10/15/33  150,000 129,795
3.500% due 10/15/32  40,000 36,804
5.250% due 10/15/35  100,000 99,525
5.500% due 04/15/37  350,000 348,622
Mattel, Inc.
5.000% due 11/17/30  50,000 49,710
McDonald's Corp.
3.600% due 07/01/30  100,000 97,201
3.700% due 02/15/42  200,000 161,088
3.800% due 04/01/28  25,000 24,827
4.200% due 04/01/50  150,000 118,322
4.450% due 09/01/48  10,000 8,264
4.600% due 05/15/30  200,000 201,883
4.875% due 07/15/40  10,000 9,432
4.950% due 03/03/35  200,000 199,048
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 57,928
NIKE, Inc.
3.375% due 11/01/46  200,000 143,851
3.625% due 05/01/43  25,000 19,544
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 100,115
4.700% due 06/15/32  50,000 49,679
PACCAR Financial Corp.
4.000% due 08/08/28  90,000 89,956
4.000% due 09/26/29  100,000 99,381
Polaris, Inc.
5.600% due 03/01/31  65,000 64,453
Ross Stores, Inc.
1.875% due 04/15/31  100,000 87,776
Royal Caribbean Cruises Ltd.
5.250% due 02/27/38  75,000 71,379
Southwest Airlines Co.
5.125% due 06/15/27  350,000 351,214
Starbucks Corp.
3.500% due 03/01/28  100,000 98,530
3.550% due 08/15/29  100,000 97,463
3.750% due 12/01/47  35,000 25,832
4.300% due 06/15/45  35,000 28,688
4.450% due 08/15/49  100,000 81,577
4.800% due 02/15/33  70,000 69,763
5.000% due 02/15/34  100,000 100,635
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,905
Target Corp.
3.375% due 04/15/29  100,000 97,772
4.800% due 01/15/53  35,000 30,829

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.250% due 02/15/36  $ 250,000 $ 253,057
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 254,578
Toyota Motor Credit Corp.
1.150% due 08/13/27  120,000 115,408
1.900% due 04/06/28  100,000 95,814
2.150% due 02/13/30  100,000 91,860
4.550% due 08/09/29  45,000 45,281
4.600% due 03/11/33  45,000 44,318
4.700% due 01/12/33  300,000 299,020
4.800% due 01/11/36  150,000 146,458
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  29,305 29,814
United Airlines Pass-Through Trust Class AA
2.875% due 04/07/30  90,332 87,228
3.100% due 01/07/30  27,575 26,876
Walmart, Inc.
1.800% due 09/22/31  300,000 265,888
2.500% due 09/22/41  250,000 179,438
2.650% due 09/22/51  200,000 123,064
3.250% due 07/08/29  80,000 78,213
4.500% due 04/15/53  200,000 173,228
WW Grainger, Inc.
3.750% due 05/15/46  50,000 38,936
4.450% due 09/15/34  145,000 142,656
4.600% due 06/15/45  20,000 17,769
15,145,199
Consumer, Non-Cyclical - 4.3%
Abbott Laboratories
3.700% due 03/09/29  80,000 79,060
4.000% due 03/15/31  150,000 147,657
4.300% due 03/15/33  100,000 97,895
4.650% due 03/15/36  105,000 102,716
4.750% due 11/30/36  100,000 98,306
4.750% due 03/15/38  100,000 97,014
4.900% due 11/30/46  100,000 91,889
5.500% due 03/15/56  130,000 127,561
5.600% due 03/15/66  100,000 97,551
6.150% due 11/30/37  25,000 27,358
AbbVie, Inc.
3.200% due 11/21/29  175,000 168,740
4.050% due 11/21/39  70,000 61,473
4.125% due 03/15/31  70,000 68,999
4.250% due 11/21/49  750,000 609,218
4.300% due 05/14/36  50,000 47,266
4.400% due 11/06/42  125,000 109,893
4.500% due 05/14/35  160,000 154,807
4.625% due 10/01/42  100,000 90,012
4.700% due 05/14/45  50,000 44,629
4.750% due 03/15/36  50,000 49,075
4.950% due 03/15/31  40,000 40,870
5.050% due 03/15/34  100,000 101,528
5.350% due 03/15/44  15,000 14,629
5.400% due 03/15/54  65,000 62,109
5.500% due 03/15/64  35,000 33,402
5.550% due 03/15/56  25,000 24,468
Adventist Health System
3.630% due 03/01/49  15,000 10,085
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 35,205
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 89,727
4.750% due 09/09/34  100,000 98,636
a
Principal
Amount Value
Altria Group, Inc.
3.400% due 05/06/30  $ 50,000 $ 47,800
3.400% due 02/04/41  100,000 75,560
4.450% due 05/06/50  75,000 58,659
4.500% due 05/02/43  100,000 83,171
4.800% due 02/14/29  300,000 302,505
5.800% due 02/14/39  65,000 65,289
5.950% due 02/14/49  75,000 72,768
Amgen, Inc.
2.450% due 02/21/30  50,000 46,445
2.770% due 09/01/53  311,000 183,801
3.200% due 11/02/27  50,000 49,234
3.350% due 02/22/32  145,000 135,138
3.375% due 02/21/50  250,000 176,064
4.200% due 03/01/33  200,000 193,113
4.400% due 05/01/45  100,000 84,408
5.150% due 11/15/41  174,000 165,546
5.250% due 03/02/30  100,000 102,708
5.250% due 03/02/33  300,000 307,972
5.600% due 03/02/43  45,000 44,424
5.650% due 03/02/53  230,000 222,916
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 405,784
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30  350,000 338,326
4.375% due 04/15/38  35,000 32,668
4.439% due 10/06/48  200,000 167,819
4.750% due 01/23/29  55,000 55,708
4.900% due 01/23/31  65,000 66,503
5.450% due 01/23/39  65,000 66,072
5.550% due 01/23/49  100,000 97,192
5.800% due 01/23/59  145,000 145,455
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 149,598
2.900% due 03/01/32  45,000 41,073
Ascension Health
3.945% due 11/15/46  70,000 55,751
Astrazeneca Finance LLC (United Kingdom)
2.250% due 05/28/31  20,000 18,006
4.300% due 03/02/33  100,000 98,032
4.875% due 03/03/28  150,000 152,370
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 264,810
3.000% due 05/28/51  15,000 9,939
3.125% due 06/12/27  100,000 99,059
4.000% due 09/18/42  25,000 21,078
4.375% due 11/16/45  25,000 21,615
6.450% due 09/15/37  100,000 111,821
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 35,154
1.700% due 05/15/28  40,000 38,116
4.750% due 05/08/32  90,000 90,959
Avery Dennison Corp.
2.650% due 04/30/30  30,000 27,743
5.750% due 03/15/33  100,000 104,244
Banner Health
1.897% due 01/01/31  40,000 35,614
2.913% due 01/01/51  50,000 31,807
BAT Capital Corp. (United Kingdom)
2.726% due 03/25/31  250,000 228,685
3.462% due 09/06/29  50,000 48,271
3.557% due 08/15/27  100,000 98,935

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.390% due 08/15/37  $ 70,000 $ 63,637
4.700% due 04/02/27  200,000 200,480
4.758% due 09/06/49  50,000 41,496
5.625% due 08/15/35  100,000 102,883
Baxalta, Inc.
5.250% due 06/23/45  9,000 8,386
Baxter International, Inc.
2.539% due 02/01/32  100,000 84,320
3.950% due 04/01/30  150,000 143,835
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 124,995
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 65,293
Biogen, Inc.
2.250% due 05/01/30  55,000 50,274
3.150% due 05/01/50  190,000 119,854
Boston Scientific Corp.
4.550% due 03/01/39  50,000 46,870
4.700% due 03/01/49  70,000 61,513
Bristol-Myers Squibb Co.
1.125% due 11/13/27  50,000 47,780
2.350% due 11/13/40  20,000 13,957
2.550% due 11/13/50  30,000 17,550
2.950% due 03/15/32  50,000 45,844
3.250% due 08/01/42  100,000 75,503
3.400% due 07/26/29  118,000 114,971
3.700% due 03/15/52  70,000 50,513
4.125% due 06/15/39  35,000 31,194
4.250% due 10/26/49  165,000 132,634
4.350% due 11/15/47  50,000 41,262
4.900% due 02/22/29  415,000 423,862
5.200% due 02/22/34  95,000 97,428
5.500% due 02/22/44  20,000 19,650
5.550% due 02/22/54  70,000 67,450
Brown-Forman Corp.
4.500% due 07/15/45  40,000 33,753
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 91,089
3.750% due 09/25/27  30,000 29,760
4.550% due 08/04/30  100,000 99,575
5.150% due 03/19/36  50,000 49,340
California Institute of Technology
3.650% due 09/01/19  20,000 12,498
Campbell's Co.
4.150% due 03/15/28  100,000 98,828
4.750% due 03/23/35  165,000 151,982
4.800% due 03/15/48  20,000 15,808
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 98,849
4.368% due 06/15/47  50,000 40,606
4.900% due 09/15/45  50,000 44,260
5.350% due 11/15/34  150,000 151,453
Cencora, Inc.
3.450% due 12/15/27  50,000 49,262
4.900% due 02/13/36  100,000 98,012
5.125% due 02/15/34  145,000 146,265
Centene Corp.
2.500% due 03/01/31  100,000 83,974
3.000% due 10/15/30  200,000 175,390
4.625% due 12/15/29  200,000 189,988
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 153,924
a
Principal
Amount Value
Church & Dwight Co., Inc.
2.300% due 12/15/31  $ 40,000 $ 35,512
5.000% due 06/15/52  100,000 89,946
Cigna Group
2.375% due 03/15/31  60,000 53,924
2.400% due 03/15/30  120,000 110,890
3.050% due 10/15/27  30,000 29,466
3.200% due 03/15/40  85,000 65,903
3.400% due 03/15/50  65,000 44,509
3.400% due 03/15/51  40,000 27,133
3.875% due 10/15/47  50,000 37,690
4.375% due 10/15/28  80,000 79,950
4.800% due 08/15/38  60,000 56,443
4.900% due 12/15/48  305,000 265,027
5.250% due 01/15/36  150,000 150,250
6.000% due 01/15/56  65,000 65,151
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 49,774
Coca-Cola Co.
1.500% due 03/05/28  60,000 57,350
2.000% due 03/05/31  65,000 58,426
2.125% due 09/06/29  100,000 93,917
2.250% due 01/05/32  100,000 89,559
2.875% due 05/05/41  100,000 75,513
3.000% due 03/05/51  415,000 271,522
4.650% due 08/14/34  140,000 140,991
Coca-Cola Femsa SAB de CV (Mexico)
5.100% due 05/06/35  200,000 198,008
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 49,471
3.700% due 08/01/47  100,000 77,712
CommonSpirit Health
4.350% due 11/01/42  150,000 127,717
5.662% due 09/01/55  80,000 77,100
6.073% due 11/01/27  80,000 82,035
Conagra Brands, Inc.
4.850% due 11/01/28  45,000 45,053
5.300% due 11/01/38  50,000 46,532
5.400% due 11/01/48  40,000 34,018
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 141,184
3.500% due 05/09/27  15,000 14,845
4.350% due 05/09/27  150,000 149,872
4.650% due 11/15/28  30,000 30,135
4.800% due 01/15/29  50,000 50,312
5.250% due 11/15/48  30,000 27,029
Cornell University
4.733% due 06/15/35  60,000 59,496
CVS Health Corp.
1.750% due 08/21/30  200,000 176,471
3.250% due 08/15/29  65,000 62,300
3.750% due 04/01/30  100,000 96,656
4.125% due 04/01/40  300,000 250,632
4.300% due 03/25/28  72,000 71,760
4.780% due 03/25/38  95,000 87,597
5.125% due 07/20/45  105,000 92,254
5.300% due 06/01/33  80,000 80,664
5.300% due 12/05/43  200,000 182,564
5.450% due 09/15/35  50,000 50,212
5.550% due 06/01/31  300,000 309,602
5.875% due 06/01/53  200,000 189,551
6.200% due 09/15/55  60,000 59,481

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Danaher Corp.
2.600% due 10/01/50  $ 125,000 $ 74,770
2.800% due 12/10/51  100,000 61,659
4.375% due 09/15/45  30,000 25,599
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 317,425
3.875% due 04/29/43  100,000 79,585
Dignity Health
5.267% due 11/01/64  100,000 89,425
Elevance Health, Inc.
2.550% due 03/15/31  100,000 90,262
3.600% due 03/15/51  30,000 20,846
3.650% due 12/01/27  30,000 29,667
4.375% due 12/01/47  30,000 24,156
4.625% due 05/15/42  100,000 87,641
4.650% due 01/15/43  50,000 43,316
4.750% due 02/15/33  100,000 98,521
5.125% due 02/15/53  100,000 87,910
5.200% due 02/15/35  345,000 344,577
5.500% due 10/15/32  200,000 206,251
Eli Lilly & Co.
2.250% due 05/15/50  200,000 112,822
3.375% due 03/15/29  27,000 26,473
4.150% due 08/14/27  70,000 70,115
4.600% due 08/14/34  70,000 69,317
4.700% due 02/27/33  125,000 125,951
4.900% due 10/15/35  140,000 139,985
4.950% due 02/27/63  250,000 219,639
5.050% due 08/14/54  50,000 45,910
5.100% due 02/12/35  250,000 255,173
Equifax, Inc.
2.350% due 09/15/31  150,000 131,550
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 39,700
2.375% due 12/01/29  10,000 9,319
3.125% due 12/01/49  15,000 9,522
4.150% due 03/15/47  30,000 23,251
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 38,078
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 95,880
4.950% due 12/15/35  15,000 14,716
5.857% due 03/15/30  200,000 208,762
General Mills, Inc.
2.250% due 10/14/31  50,000 43,848
3.000% due 02/01/51  60,000 36,866
4.200% due 04/17/28  50,000 49,755
4.950% due 03/29/33  70,000 69,215
5.250% due 01/30/35  100,000 98,882
George Washington University
4.300% due 09/15/44  50,000 41,995
Georgetown University
2.943% due 04/01/50  25,000 15,958
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 43,142
1.650% due 10/01/30  40,000 35,640
2.600% due 10/01/40  200,000 144,874
2.800% due 10/01/50  100,000 62,027
4.150% due 03/01/47  75,000 60,737
4.600% due 09/01/35  45,000 43,999
4.750% due 03/01/46  50,000 44,338
5.100% due 06/15/35  50,000 50,535
5.250% due 10/15/33  155,000 160,359
a
Principal
Amount Value
GlaxoSmithKline Capital PLC (United Kingdom)
3.375% due 06/01/29  $ 250,000 $ 243,379
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/38  100,000 110,739
Global Payments, Inc.
2.900% due 05/15/30  300,000 274,366
5.400% due 03/15/33  60,000 58,593
5.550% due 11/15/35  250,000 241,030
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 84,955
Haleon U.S. Capital LLC
3.625% due 03/24/32  250,000 235,018
HCA, Inc.
3.625% due 03/15/32  750,000 697,204
4.125% due 06/15/29  35,000 34,524
4.625% due 03/15/52  25,000 19,973
5.125% due 06/15/39  50,000 47,148
5.200% due 06/01/28  165,000 167,504
5.250% due 06/15/49  100,000 88,310
5.500% due 06/15/47  75,000 68,800
5.900% due 06/01/53  200,000 190,582
6.000% due 04/01/54  100,000 96,604
Hershey Co.
4.250% due 05/04/28  140,000 140,266
Hormel Foods Corp.
1.700% due 06/03/28  35,000 33,186
3.050% due 06/03/51  25,000 15,922
Humana, Inc.
3.700% due 03/23/29  85,000 82,642
4.625% due 12/01/42  100,000 82,441
5.375% due 04/15/31  110,000 111,213
5.750% due 12/01/28  200,000 205,172
Illumina, Inc.
4.750% due 12/12/30  100,000 99,571
J.M. Smucker Co.
2.375% due 03/15/30  65,000 59,965
6.200% due 11/15/33  100,000 105,989
JBS NV/JBS USA Foods Group Holdings, Inc./
JBS USA Food Co. Holdings
due 03/10/37 # ~ 100,000 100,376
5.750% due 04/01/33  164,000 169,390
5.950% due 04/20/35  100,000 103,906
6.250% due 03/01/56  200,000 196,310
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 39,513
Johns Hopkins University
4.705% due 07/01/32  30,000 30,360
Johnson & Johnson
1.300% due 09/01/30  70,000 62,200
2.100% due 09/01/40  65,000 45,347
2.250% due 09/01/50  100,000 58,056
3.400% due 01/15/38  50,000 43,374
3.500% due 01/15/48  65,000 49,136
3.550% due 03/01/36  25,000 22,808
3.625% due 03/03/37  132,000 118,650
3.700% due 03/01/46  25,000 19,879
3.750% due 03/03/47  50,000 39,608
4.850% due 05/15/41  50,000 49,228
4.950% due 06/01/34  105,000 108,818
5.950% due 08/15/37  100,000 109,856
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 47,256
3.002% due 06/01/51  70,000 44,951

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.150% due 05/01/27  $ 225,000 $ 222,755
4.150% due 05/01/47  20,000 16,307
Kellanova
3.400% due 11/15/27  100,000 98,770
4.300% due 05/15/28  100,000 100,151
Kenvue, Inc.
5.050% due 03/22/28  200,000 203,098
5.050% due 03/22/53  200,000 181,005
Keurig Dr. Pepper, Inc.
3.430% due 06/15/27  35,000 34,546
4.420% due 12/15/46  250,000 196,700
5.150% due 05/15/35  100,000 97,505
5.300% due 03/15/34  100,000 99,186
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 23,959
2.000% due 11/02/31  100,000 88,902
3.950% due 11/01/28  10,000 9,939
6.625% due 08/01/37  100,000 113,201
Kraft Heinz Foods Co.
5.200% due 03/15/32  125,000 126,335
5.400% due 03/15/35  200,000 199,742
Kroger Co.
3.950% due 01/15/50  100,000 74,491
4.650% due 01/15/48  100,000 83,961
5.000% due 09/15/34  45,000 44,446
5.150% due 08/01/43  25,000 23,266
5.500% due 09/15/54  285,000 264,865
5.650% due 09/15/64  35,000 32,476
Laboratory Corp. of America Holdings
2.700% due 06/01/31  100,000 91,053
3.600% due 09/01/27  100,000 98,978
4.700% due 02/01/45  50,000 43,832
Leland Stanford Junior University
3.647% due 05/01/48  125,000 96,685
Maple Parent Holdings Corp.
5.050% due 03/26/31 ~ 40,000 39,847
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 19,351
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 66,939
5.600% due 07/01/11  100,000 98,089
Mayo Clinic
3.196% due 11/15/61  100,000 63,008
McCormick & Co., Inc.
3.400% due 08/15/27  50,000 49,451
4.700% due 10/15/34  65,000 62,051
Mead Johnson Nutrition Co. (United Kingdom)
4.600% due 06/01/44  200,000 173,133
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 197,809
Medtronic, Inc.
4.625% due 03/15/45  65,000 58,048
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 35,943
Merck & Co., Inc.
1.700% due 06/10/27  50,000 48,703
2.150% due 12/10/31  50,000 44,284
3.600% due 09/15/42  300,000 239,313
4.050% due 05/17/28  250,000 250,343
4.150% due 05/18/43  100,000 84,501
4.500% due 05/17/33  120,000 119,707
4.750% due 12/04/35  120,000 117,802
5.000% due 05/17/53  100,000 90,193
a
Principal
Amount Value
5.550% due 12/04/55  $ 100,000 $ 97,183
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 31,273
5.000% due 05/01/42  100,000 89,921
Mondelez International, Inc.
1.500% due 02/04/31  40,000 34,595
2.625% due 09/04/50  25,000 14,648
4.500% due 05/06/30  150,000 149,550
Moody's Corp.
2.000% due 08/19/31  100,000 88,102
2.750% due 08/19/41  100,000 70,791
4.875% due 12/17/48  50,000 43,783
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 23,849
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 73,629
Northwestern University
3.662% due 12/01/57  25,000 18,109
4.940% due 12/01/35  20,000 20,064
Novartis Capital Corp.
3.100% due 05/17/27  30,000 29,729
4.000% due 11/20/45  100,000 82,210
4.100% due 11/05/30  150,000 148,376
4.200% due 09/18/34  125,000 120,913
4.400% due 03/18/31  65,000 65,000
4.600% due 11/05/35  150,000 147,046
4.700% due 09/18/54  95,000 83,055
4.900% due 03/18/36  50,000 49,900
5.200% due 11/05/45  50,000 47,864
5.300% due 11/05/55  100,000 95,648
5.600% due 03/18/46  35,000 35,079
5.700% due 03/18/56  60,000 60,471
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,201
OhioHealth Corp.
2.297% due 11/15/31  100,000 89,184
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 50,330
3.250% due 06/01/50  65,000 41,965
4.400% due 06/01/32  100,000 98,253
5.050% due 06/01/52  100,000 85,579
PepsiCo, Inc.
1.625% due 05/01/30  60,000 54,049
1.950% due 10/21/31  75,000 66,124
2.750% due 03/19/30  500,000 472,668
3.450% due 10/06/46  60,000 44,649
4.200% due 07/18/52  55,000 44,446
4.450% due 02/07/28  300,000 302,548
5.000% due 02/07/35  100,000 101,323
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  250,000 251,523
4.750% due 05/19/33  265,000 264,069
5.110% due 05/19/43  300,000 283,293
5.300% due 05/19/53  180,000 167,407
5.340% due 05/19/63  200,000 181,836
Pfizer, Inc.
1.750% due 08/18/31  100,000 87,355
2.550% due 05/28/40  25,000 18,138
2.700% due 05/28/50  25,000 15,347
3.600% due 09/15/28  100,000 99,038
3.900% due 03/15/39  25,000 21,762
4.100% due 09/15/38  50,000 45,146
4.200% due 09/15/48  35,000 28,233

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.875% due 11/15/35  $ 100,000 $ 99,039
5.600% due 11/15/55  100,000 98,059
Philip Morris International, Inc.
1.750% due 11/01/30  100,000 88,583
4.250% due 11/10/44  30,000 24,871
4.375% due 04/30/30  250,000 248,734
4.500% due 03/20/42  200,000 174,981
4.625% due 10/29/35  155,000 149,164
4.875% due 02/15/28  100,000 101,061
4.900% due 11/01/34  100,000 99,510
5.125% due 02/15/30  100,000 102,061
5.375% due 02/15/33  100,000 102,830
6.375% due 05/16/38  100,000 109,076
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 209,686
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 97,450
Procter & Gamble Co.
1.200% due 10/29/30  50,000 43,822
3.950% due 01/26/28  100,000 100,184
4.050% due 05/01/30  200,000 199,233
4.600% due 05/01/35  200,000 199,180
Providence St. Joseph Health Obligated Group
2.700% due 10/01/51  75,000 43,953
3.930% due 10/01/48  35,000 26,611
5.369% due 10/01/32  90,000 91,454
Quanta Services, Inc.
2.350% due 01/15/32  25,000 21,786
3.050% due 10/01/41  30,000 21,967
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 63,952
2.950% due 06/30/30  55,000 51,562
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 99,029
Revvity, Inc.
2.550% due 03/15/31  85,000 76,561
3.300% due 09/15/29  30,000 28,721
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 302,412
Royalty Pharma PLC
2.150% due 09/02/31  55,000 47,951
3.350% due 09/02/51  60,000 38,940
5.400% due 09/02/34  150,000 151,308
S&P Global, Inc.
2.950% due 03/01/29  200,000 192,698
Sanofi SA
3.800% due 11/03/28  120,000 119,185
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 222,686
Stanford Health Care
3.027% due 08/15/51  30,000 19,672
Stryker Corp.
4.100% due 04/01/43  100,000 83,388
4.250% due 09/11/29  250,000 249,131
5.200% due 02/10/35  45,000 45,583
Sutter Health
2.294% due 08/15/30  55,000 50,147
3.361% due 08/15/50  55,000 38,166
5.547% due 08/15/53  100,000 97,777
Sysco Corp.
2.450% due 12/14/31  105,000 91,808
3.150% due 12/14/51  125,000 77,077
3.250% due 07/15/27  50,000 49,252
a
Principal
Amount Value
4.450% due 03/15/48  $ 50,000 $ 39,488
4.500% due 04/01/46  25,000 20,236
4.850% due 10/01/45  15,000 12,757
5.400% due 03/23/35  145,000 144,024
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 164,436
5.000% due 11/26/28  100,000 101,353
5.300% due 07/05/34  200,000 202,345
Takeda U.S. Financing, Inc.
5.200% due 07/07/35  100,000 100,044
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 18,845
2.000% due 10/15/31  35,000 30,943
2.800% due 10/15/41  320,000 233,809
4.894% due 10/07/37  50,000 49,307
4.902% due 02/12/36  40,000 39,731
5.200% due 01/31/34  75,000 76,941
5.300% due 02/01/44  100,000 97,148
5.546% due 02/12/46  45,000 44,476
Toledo Hospital
5.750% due 11/15/38  50,000 50,099
TR Finance LLC (Canada)
5.650% due 11/23/43  150,000 141,657
5.850% due 04/15/40  25,000 24,365
Triton Container International Ltd./TAL
International Container Corp. (Bermuda)
5.150% due 02/15/33  25,000 24,495
Trustees of Princeton University
5.700% due 03/01/39  50,000 53,153
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 148,644
4.350% due 03/01/29  20,000 19,939
4.950% due 02/20/36  125,000 122,156
5.100% due 09/28/48  10,000 9,006
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 122,620
4.875% due 09/08/28  200,000 203,462
5.900% due 11/15/32  50,000 54,134
UnitedHealth Group, Inc.
2.300% due 05/15/31  50,000 44,831
2.875% due 08/15/29  75,000 71,552
2.900% due 05/15/50  300,000 186,922
3.050% due 05/15/41  50,000 37,097
3.250% due 05/15/51  50,000 32,976
3.500% due 08/15/39  60,000 48,574
3.700% due 08/15/49  65,000 46,795
3.850% due 06/15/28  100,000 99,339
3.875% due 12/15/28  25,000 24,759
3.875% due 08/15/59  100,000 69,837
4.200% due 05/15/32  65,000 63,384
4.250% due 06/15/48  50,000 39,847
4.450% due 12/15/48  25,000 20,419
4.500% due 04/15/33  150,000 146,531
4.750% due 07/15/45  50,000 43,647
4.800% due 01/15/30  150,000 151,828
5.050% due 04/15/53  150,000 132,083
5.150% due 07/15/34  90,000 90,801
5.250% due 02/15/28  70,000 71,259
5.300% due 06/15/35  105,000 107,166
5.350% due 02/15/33  100,000 102,716
5.375% due 04/15/54  145,000 133,461
5.625% due 07/15/54  90,000 85,839
5.875% due 02/15/53  280,000 275,993

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.875% due 02/15/38  $ 250,000 $ 281,609
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 103,804
University of Chicago
2.761% due 04/01/45  10,000 7,824
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 36,757
University of Southern California
2.805% due 10/01/50  50,000 31,440
3.028% due 10/01/39  50,000 40,798
Verisk Analytics, Inc.
5.750% due 04/01/33  115,000 119,069
Viatris, Inc.
3.850% due 06/22/40  400,000 303,846
Wyeth LLC
5.950% due 04/01/37  50,000 53,026
6.500% due 02/01/34  100,000 110,518
Yale University
2.402% due 04/15/50  150,000 88,306
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 89,328
5.050% due 02/19/30  85,000 86,370
Zoetis, Inc.
5.600% due 11/16/32  135,000 141,443
46,611,357
Energy - 1.7%
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 47,892
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
3.337% due 12/15/27  400,000 394,514
4.080% due 12/15/47  50,000 39,364
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 153,773
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 116,336
2.772% due 11/10/50  130,000 79,902
3.000% due 02/24/50  150,000 96,502
3.001% due 03/17/52  50,000 31,675
3.588% due 04/14/27  100,000 99,399
4.234% due 11/06/28  400,000 400,210
4.970% due 10/17/29  150,000 153,192
5.227% due 11/17/34  100,000 102,093
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  50,000 49,730
4.950% due 06/01/47  25,000 21,900
6.750% due 02/01/39  90,000 98,219
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 57,914
3.750% due 02/15/52  225,000 157,816
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 58,312
Cheniere Energy Partners LP
5.550% due 10/30/35  85,000 86,596
5.950% due 06/30/33  125,000 131,082
Cheniere Energy, Inc.
5.200% due 07/30/36 ~ 160,000 158,428
Chevron Corp.
2.236% due 05/11/30  25,000 23,090
Chevron USA, Inc.
3.850% due 01/15/28  50,000 49,856
4.980% due 04/15/35  300,000 304,143
a
Principal
Amount Value
ConocoPhillips Co.
4.025% due 03/15/62  $ 200,000 $ 144,551
5.050% due 09/15/33  145,000 147,309
5.650% due 01/15/65  115,000 109,438
6.950% due 04/15/29  100,000 107,409
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 102,384
Devon Energy Corp.
5.000% due 06/15/45  105,000 92,284
5.200% due 09/15/34  200,000 200,578
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 96,519
4.250% due 03/15/52  60,000 46,480
6.250% due 03/15/33  300,000 320,239
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  65,000 61,265
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 58,140
Enbridge, Inc. (Canada)
2.500% due 08/01/33  400,000 340,016
3.400% due 08/01/51  70,000 47,221
3.700% due 07/15/27  100,000 99,075
4.500% due 06/10/44  150,000 125,646
6.000% due 11/15/28  100,000 103,781
Energy Transfer LP
4.200% due 04/15/27  100,000 99,813
5.250% due 04/15/29  25,000 25,468
5.300% due 04/15/47  100,000 88,574
5.600% due 09/01/34  250,000 254,882
5.750% due 02/15/33  350,000 364,138
5.950% due 10/01/43  100,000 97,627
6.125% due 12/15/45  200,000 195,615
6.300% due 01/15/56  40,000 39,425
6.500% due 02/01/42  100,000 104,339
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 96,390
4.150% due 10/16/28  50,000 49,910
4.200% due 01/31/50  450,000 357,916
4.250% due 02/15/48  25,000 20,155
4.800% due 02/01/49  50,000 43,594
4.950% due 02/15/35  55,000 54,858
5.350% due 01/31/33  100,000 103,191
6.125% due 10/15/39  115,000 122,448
6.875% due 03/01/33  150,000 168,623
EOG Resources, Inc.
5.350% due 01/15/36  145,000 147,204
5.650% due 12/01/54  210,000 204,666
EQT Corp.
5.750% due 02/01/34  250,000 257,816
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 115,532
3.950% due 05/15/43  300,000 247,497
Expand Energy Corp.
5.700% due 01/15/35  105,000 106,689
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 47,600
2.610% due 10/15/30  250,000 233,654
2.995% due 08/16/39  50,000 39,845
3.452% due 04/15/51  200,000 142,586
4.114% due 03/01/46  65,000 53,625
4.327% due 03/19/50  300,000 249,632
Halliburton Co.
4.850% due 11/15/35  50,000 48,650

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.450% due 09/15/39  $ 25,000 $ 29,330
Hess Corp.
4.300% due 04/01/27  50,000 50,039
5.600% due 02/15/41  50,000 50,823
5.800% due 04/01/47  50,000 50,484
7.125% due 03/15/33  50,000 56,987
HF Sinclair Corp.
6.250% due 01/15/35  200,000 206,626
Kinder Morgan, Inc.
2.000% due 02/15/31  210,000 185,899
3.250% due 08/01/50  220,000 143,020
4.800% due 02/01/33  100,000 99,237
5.100% due 08/01/29  45,000 45,926
5.300% due 12/01/34  70,000 70,578
5.550% due 06/01/45  350,000 334,123
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 29,667
4.500% due 04/01/48  25,000 19,852
6.500% due 03/01/41  100,000 106,672
MPLX LP
2.650% due 08/15/30  45,000 41,492
4.250% due 12/01/27  250,000 249,383
4.500% due 04/15/38  30,000 26,972
4.700% due 04/15/48  45,000 36,607
4.900% due 04/15/58  15,000 12,197
4.950% due 03/14/52  200,000 166,187
5.400% due 04/01/35  150,000 149,924
5.400% due 09/15/35  165,000 164,334
5.650% due 03/01/53  75,000 68,795
NOV, Inc.
3.950% due 12/01/42  100,000 78,822
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 117,028
6.600% due 03/15/46  300,000 310,954
6.625% due 09/01/30  214,000 230,227
ONEOK, Inc.
3.100% due 03/15/30  25,000 23,581
4.000% due 07/13/27  130,000 129,311
4.200% due 10/03/47  50,000 37,815
4.250% due 09/24/27  75,000 74,832
4.250% due 09/15/46  70,000 53,649
4.350% due 03/15/29  100,000 99,421
4.550% due 07/15/28  50,000 50,070
4.950% due 07/13/47  50,000 42,687
5.050% due 11/01/34  100,000 97,303
5.200% due 07/15/48  225,000 197,913
5.400% due 10/15/35  200,000 198,752
5.700% due 11/01/54  100,000 91,312
5.850% due 11/01/64  100,000 91,190
Ovintiv, Inc.
6.250% due 07/15/33  115,000 121,406
Phillips 66
3.300% due 03/15/52  100,000 64,742
Phillips 66 Co.
4.900% due 10/01/46  25,000 21,723
4.950% due 12/01/27  250,000 252,509
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31  110,000 109,704
4.700% due 06/15/44  50,000 42,299
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 203,580
a
Principal
Amount Value
Shell Finance U.S., Inc.
2.750% due 04/06/30  $ 85,000 $ 80,047
3.250% due 04/06/50  100,000 68,109
3.750% due 09/12/46  50,000 38,272
4.000% due 05/10/46  100,000 79,573
4.125% due 11/06/30  70,000 69,340
4.125% due 05/11/35  263,000 249,457
Shell International Finance BV
2.875% due 11/26/41  200,000 145,937
3.625% due 08/21/42  100,000 78,946
South Bow USA Infrastructure Holdings LLC
(Canada)
5.584% due 10/01/34  400,000 397,471
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 53,178
6.800% due 05/15/38  109,000 119,190
Targa Resources Corp.
5.200% due 07/01/27  85,000 85,696
6.050% due 05/15/56  45,000 43,544
6.125% due 03/15/33  70,000 74,063
6.150% due 03/01/29  200,000 208,404
6.250% due 07/01/52  200,000 199,918
TC PipeLines LP
3.900% due 05/25/27  20,000 19,858
TotalEnergies Capital International SA (France)
2.829% due 01/10/30  50,000 47,385
3.127% due 05/29/50  450,000 297,746
3.461% due 07/12/49  50,000 35,392
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,949
TotalEnergies Capital USA LLC (France)
4.857% due 01/13/36  85,000 83,725
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 196,255
4.250% due 05/15/28  250,000 248,968
7.625% due 01/15/39  50,000 58,677
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 23,774
4.000% due 03/15/28  50,000 49,662
4.450% due 08/01/42  150,000 129,153
5.750% due 03/15/56 ~ 50,000 48,841
Valero Energy Corp.
2.800% due 12/01/31  100,000 90,132
6.625% due 06/15/37  150,000 164,273
Western Midstream Operating LP
4.050% due 02/01/30  200,000 194,279
6.150% due 04/01/33  40,000 41,770
Williams Cos., Inc.
2.600% due 03/15/31  350,000 316,930
3.750% due 06/15/27  50,000 49,634
5.100% due 09/15/45  100,000 90,537
5.300% due 08/15/52  250,000 225,527
5.750% due 06/24/44  35,000 34,053
6.300% due 04/15/40  20,000 21,258
18,916,142
Financial - 9.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  150,000 136,285
3.875% due 01/23/28  150,000 148,557
5.100% due 01/19/29  150,000 151,996
5.750% due 06/06/28  150,000 153,715
6.450% due 04/15/27  350,000 356,670

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Affiliated Managers Group, Inc.
5.500% due 02/15/36  $ 155,000 $ 152,873
African Development Bank (Multi-National)
3.500% due 09/18/29  200,000 197,561
3.625% due 03/03/31  100,000 98,372
3.875% due 06/12/28  175,000 175,196
4.500% due 06/12/35  95,000 96,196
Agree LP
5.600% due 06/15/35  20,000 20,530
5.625% due 06/15/34  60,000 61,298
Air Lease Corp.
2.100% due 09/01/28  300,000 282,310
3.000% due 02/01/30  100,000 92,983
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 46,656
2.950% due 03/15/34  40,000 33,834
3.375% due 08/15/31  60,000 55,361
4.500% due 07/30/29  20,000 19,910
4.750% due 04/15/35  20,000 18,945
5.150% due 04/15/53  150,000 130,588
Ally Financial, Inc.
5.737% due 05/15/29  55,000 55,872
6.184% due 07/26/35  250,000 250,870
6.992% due 06/13/29  125,000 130,234
American Express Co.
4.050% due 12/03/42  125,000 103,795
4.351% due 07/20/29  400,000 399,774
4.456% due 02/10/32  135,000 133,631
4.918% due 07/20/33  35,000 35,076
5.043% due 07/26/28  75,000 75,659
5.282% due 07/27/29  250,000 254,297
5.442% due 01/30/36  50,000 50,920
5.850% due 11/05/27  60,000 61,442
6.489% due 10/30/31  65,000 69,844
American Financial Group, Inc.
4.500% due 06/15/47  50,000 40,428
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 64,660
5.250% due 03/15/35  60,000 59,184
American International Group, Inc.
4.375% due 06/30/50  100,000 81,065
5.125% due 03/27/33  165,000 166,769
American Tower Corp.
2.300% due 09/15/31  350,000 308,309
2.900% due 01/15/30  50,000 46,970
3.100% due 06/15/50  50,000 32,134
3.600% due 01/15/28  100,000 98,542
5.250% due 07/15/28  150,000 152,628
5.350% due 03/15/35  60,000 60,417
5.900% due 11/15/33  65,000 68,102
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 61,084
5.200% due 04/15/35  150,000 149,670
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 87,402
2.900% due 08/23/51  100,000 60,979
Aon North America, Inc.
5.150% due 03/01/29  200,000 204,318
5.450% due 03/01/34  150,000 153,248
5.750% due 03/01/54  150,000 144,644
Apollo Debt Solutions BDC
6.550% due 03/15/32  100,000 100,450
6.900% due 04/13/29  65,000 66,537
a
Principal
Amount Value
Apollo Global Management, Inc.
4.600% due 01/15/31  $ 150,000 $ 148,703
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 185,653
ARES Capital Corp.
5.100% due 01/15/31  350,000 336,738
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 100,000 96,868
5.450% due 09/09/28 ~ 60,000 59,405
5.700% due 03/15/28  100,000 99,886
Arthur J Gallagher & Co.
5.150% due 02/15/35  140,000 138,931
5.500% due 03/02/33  265,000 272,627
Asian Development Bank (Multi-National)
1.250% due 06/09/28  50,000 47,355
2.750% due 01/19/28  100,000 98,209
3.125% due 09/26/28  200,000 196,910
3.750% due 04/25/28  345,000 344,738
3.750% due 08/28/30  300,000 297,969
3.875% due 09/28/32  120,000 118,318
4.000% due 01/12/33  85,000 84,277
4.125% due 05/30/30  150,000 151,319
4.250% due 01/14/36  230,000 228,650
4.375% due 01/14/28  170,000 171,730
4.375% due 03/06/29  180,000 182,709
4.375% due 03/22/35  195,000 196,375
Asian Infrastructure Investment Bank
(Multi-National)
3.625% due 09/15/28  145,000 144,405
4.000% due 01/18/28  100,000 100,359
4.125% due 01/18/29  205,000 206,447
4.500% due 01/16/30  145,000 148,118
Assurant, Inc.
4.900% due 03/27/28  100,000 100,456
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 64,896
Athene Holding Ltd.
3.450% due 05/15/52  100,000 61,034
3.500% due 01/15/31  20,000 18,568
6.650% due 02/01/33  100,000 104,025
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 173,919
2.450% due 01/15/31  105,000 95,620
3.350% due 05/15/27  25,000 24,768
4.150% due 07/01/47  50,000 40,164
AXA SA (France)
8.600% due 12/15/30  75,000 86,238
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30  100,000 96,869
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 204,574
Banco Santander SA (Spain)
2.749% due 12/03/30  200,000 179,226
5.294% due 08/18/27  200,000 201,967
6.033% due 01/17/35  200,000 209,159
6.607% due 11/07/28  200,000 210,234
Bank of America Corp.
1.922% due 10/24/31  100,000 88,653
2.299% due 07/21/32  100,000 88,307
2.482% due 09/21/36  200,000 173,064
2.496% due 02/13/31  100,000 92,458
2.572% due 10/20/32  100,000 89,005
2.592% due 04/29/31  500,000 462,048

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.651% due 03/11/32  $ 100,000 $ 90,724
2.676% due 06/19/41  350,000 251,045
2.831% due 10/24/51  25,000 15,323
2.884% due 10/22/30  50,000 47,303
2.972% due 07/21/52  100,000 63,280
3.248% due 10/21/27  150,000 148,021
3.311% due 04/22/42  200,000 152,644
3.419% due 12/20/28  169,000 166,080
3.483% due 03/13/52  100,000 69,584
3.593% due 07/21/28  100,000 98,950
3.946% due 01/23/49  100,000 77,166
3.970% due 03/05/29  100,000 99,125
4.078% due 04/23/40  200,000 174,179
4.183% due 11/25/27  100,000 99,689
4.456% due 02/06/32  250,000 246,924
4.623% due 05/09/29  100,000 100,445
4.750% due 04/21/45  85,000 74,619
4.979% due 01/24/29  200,000 201,621
5.015% due 07/22/33  250,000 251,561
5.045% due 02/06/37  250,000 246,775
5.202% due 04/25/29  200,000 202,877
5.288% due 04/25/34  200,000 202,507
5.511% due 01/24/36  75,000 76,510
5.819% due 09/15/29  200,000 206,344
5.872% due 09/15/34  200,000 209,495
6.110% due 01/29/37  250,000 262,330
6.204% due 11/10/28  65,000 66,793
7.750% due 05/14/38  200,000 237,753
Bank of Montreal (Canada)
4.350% due 09/22/31  210,000 207,095
4.439% due 01/14/32  385,000 379,205
Bank of New York Mellon Corp.
3.000% due 10/30/28  55,000 53,180
4.706% due 02/01/34  130,000 128,524
5.225% due 11/20/35  200,000 202,905
5.802% due 10/25/28  500,000 511,313
Bank of Nova Scotia (Canada)
2.450% due 02/02/32  100,000 88,406
4.338% due 09/15/31  100,000 98,698
4.588% due 05/04/37  40,000 38,277
4.813% due 02/02/34  100,000 98,620
4.932% due 02/14/29  200,000 201,745
5.650% due 02/01/34  150,000 156,170
Barclays PLC (United Kingdom)
2.894% due 11/24/32  200,000 178,782
3.330% due 11/24/42  200,000 148,815
4.942% due 09/10/30  200,000 201,068
5.690% due 03/12/30  200,000 205,547
5.785% due 02/25/36  400,000 404,629
5.860% due 08/11/46  200,000 196,527
6.490% due 09/13/29  200,000 208,292
7.385% due 11/02/28  200,000 208,351
Barings Private Credit Corp.
5.750% due 02/06/29 ~ 50,000 48,893
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 71,145
2.850% due 10/15/50  90,000 56,542
3.850% due 03/15/52  200,000 151,098
4.300% due 05/15/43  200,000 175,410
5.750% due 01/15/40  25,000 26,758
BGC Group, Inc.
6.600% due 06/10/29  75,000 77,413
a
Principal
Amount Value
BlackRock Funding, Inc.
5.000% due 03/14/34  $ 120,000 $ 121,774
Blackrock, Inc.
1.900% due 01/28/31  15,000 13,371
2.100% due 02/25/32  100,000 87,424
2.400% due 04/30/30  45,000 41,805
3.250% due 04/30/29  60,000 58,440
4.750% due 05/25/33  115,000 115,667
Blackstone Private Credit Fund
5.600% due 11/22/29  100,000 97,325
Blackstone Reg Finance Co. LLC
4.950% due 02/15/36  65,000 62,767
Blackstone Secured Lending Fund
5.350% due 04/13/28  200,000 198,537
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 92,984
Blue Owl Credit Income Corp.
6.600% due 09/15/29  25,000 24,917
7.950% due 06/13/28  100,000 102,504
Boston Properties LP
2.450% due 10/01/33  50,000 40,484
3.250% due 01/30/31  150,000 138,420
5.750% due 01/15/35  225,000 223,860
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 98,002
4.700% due 06/22/47  50,000 34,035
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 44,534
4.050% due 07/01/30  10,000 9,733
5.200% due 04/01/32  65,000 65,448
5.500% due 02/15/34  70,000 71,142
Brookfield Asset Management Ltd. (Canada)
6.077% due 09/15/55  110,000 108,783
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 260,891
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 33,428
4.700% due 09/20/47  50,000 41,579
4.850% due 03/29/29  100,000 100,487
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 33,064
4.500% due 03/15/29  50,000 49,788
6.250% due 06/23/55 † 300,000 299,434
Camden Property Trust
3.150% due 07/01/29  30,000 28,800
4.100% due 10/15/28  20,000 19,913
4.900% due 01/15/34  100,000 99,448
Canadian Imperial Bank of Commerce (Canada)
3.600% due 04/07/32  45,000 42,199
4.283% due 01/29/30  90,000 89,419
5.001% due 04/28/28  100,000 101,297
5.237% due 06/28/27  150,000 151,685
5.260% due 04/08/29  65,000 66,433
Capital One Financial Corp.
2.618% due 11/02/32  100,000 87,794
4.722% due 01/30/32  60,000 59,107
4.927% due 05/10/28  100,000 100,289
5.197% due 09/11/36  140,000 135,775
5.399% due 01/30/37  60,000 58,818
5.468% due 02/01/29  65,000 66,003
5.700% due 02/01/30  500,000 513,040
6.312% due 06/08/29  65,000 67,248

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CBRE Services, Inc.
4.900% due 01/15/33  $ 120,000 $ 118,387
Charles Schwab Corp.
1.950% due 12/01/31  100,000 87,097
2.300% due 05/13/31  150,000 135,086
6.136% due 08/24/34  100,000 106,489
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 218,386
2.850% due 12/15/51  25,000 15,550
3.050% due 12/15/61  10,000 6,011
4.150% due 03/13/43  25,000 21,152
5.000% due 03/15/34  95,000 95,566
Citibank NA
4.914% due 05/29/30  250,000 253,953
5.803% due 09/29/28  250,000 259,628
Citigroup, Inc.
2.520% due 11/03/32  70,000 61,762
2.561% due 05/01/32  55,000 49,220
2.666% due 01/29/31  150,000 139,193
2.904% due 11/03/42  50,000 35,729
2.976% due 11/05/30  100,000 94,473
3.057% due 01/25/33  135,000 122,117
3.520% due 10/27/28  100,000 98,538
3.668% due 07/24/28  100,000 98,958
3.878% due 01/24/39  100,000 86,282
4.125% due 07/25/28  100,000 99,177
4.503% due 09/11/31  90,000 88,998
4.542% due 09/19/30  100,000 99,674
4.750% due 05/18/46  50,000 42,153
4.952% due 05/07/31  250,000 251,707
5.174% due 02/13/30  400,000 406,220
5.174% due 09/11/36  85,000 84,291
5.411% due 09/19/39  50,000 48,865
5.449% due 06/11/35  150,000 152,144
5.612% due 03/04/56  250,000 240,274
6.020% due 01/24/36  380,000 388,149
6.125% due 08/25/36  100,000 104,127
6.174% due 05/25/34  115,000 119,097
6.270% due 11/17/33  235,000 251,281
Citizens Financial Group, Inc.
5.299% due 01/29/36  21,000 20,818
5.841% due 01/23/30  125,000 128,749
6.645% due 04/25/35  190,000 203,728
CME Group, Inc.
3.750% due 06/15/28  100,000 99,340
4.150% due 06/15/48  50,000 41,142
CNA Financial Corp.
3.450% due 08/15/27  100,000 98,633
Cooperatieve Rabobank UA (Netherlands)
3.957% due 10/17/28  250,000 249,110
4.800% due 01/09/29  250,000 253,999
COPT Defense Properties LP
2.900% due 12/01/33  65,000 55,031
Corebridge Financial, Inc.
3.650% due 04/05/27  150,000 148,678
Corp. Andina de Fomento (Multi-National)
4.125% due 01/07/28  85,000 85,316
5.000% due 01/22/30  80,000 82,331
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 249,024
Cousins Properties LP
4.875% due 03/01/33  65,000 62,613
a
Principal
Amount Value
5.375% due 02/15/32  $ 50,000 $ 50,335
Crown Castle, Inc.
2.100% due 04/01/31  200,000 174,307
2.900% due 04/01/41  250,000 176,767
3.650% due 09/01/27  35,000 34,592
3.800% due 02/15/28  50,000 49,301
4.300% due 02/15/29  60,000 59,302
4.750% due 05/15/47  25,000 20,875
5.000% due 01/11/28  35,000 35,263
CubeSmart LP
2.000% due 02/15/31  15,000 13,166
Deutsche Bank AG (Germany)
3.547% due 09/18/31  200,000 188,085
4.950% due 08/04/31  160,000 159,443
5.297% due 05/09/31  150,000 151,590
5.403% due 09/11/35  155,000 154,305
Digital Realty Trust LP
3.700% due 08/15/27  50,000 49,493
4.450% due 07/15/28  100,000 99,770
DOC Dr. LLC
2.625% due 11/01/31  50,000 44,402
Enstar Group Ltd.
4.950% due 06/01/29  25,000 24,928
EPR Properties
3.600% due 11/15/31  30,000 27,246
4.750% due 11/15/30  100,000 97,647
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/30  200,000 198,223
5.500% due 06/15/34  55,000 55,851
Equinix, Inc.
2.000% due 05/15/28  35,000 33,346
2.500% due 05/15/31  100,000 89,296
3.400% due 02/15/52  10,000 6,624
ERP Operating LP
3.500% due 03/01/28  100,000 98,564
4.500% due 06/01/45  75,000 64,085
Essex Portfolio LP
2.550% due 06/15/31  65,000 58,365
2.650% due 03/15/32  30,000 26,425
4.000% due 03/01/29  25,000 24,621
5.375% due 04/01/35  85,000 85,745
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 130,983
4.375% due 03/09/28  120,000 121,265
European Investment Bank (Multi-National)
0.625% due 10/21/27  250,000 238,235
1.250% due 02/14/31  300,000 264,682
1.625% due 10/09/29  195,000 180,895
3.625% due 07/15/30  160,000 158,270
3.750% due 03/13/31  165,000 163,313
3.750% due 02/14/33  325,000 317,445
3.875% due 03/15/28  400,000 400,733
3.875% due 06/15/28  185,000 185,335
3.875% due 10/15/30  160,000 159,727
4.000% due 02/15/29  135,000 135,672
4.250% due 08/16/32  158,000 159,315
4.250% due 02/08/36  155,000 154,048
4.375% due 10/10/31  175,000 178,120
4.500% due 10/16/28  100,000 101,674
4.500% due 03/14/30  295,000 301,597
4.625% due 02/12/35  145,000 148,692

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Extra Space Storage LP
3.900% due 04/01/29  $ 220,000 $ 215,488
4.000% due 06/15/29  100,000 98,473
F&G Annuities & Life, Inc.
6.250% due 10/04/34  65,000 61,729
6.500% due 06/04/29  25,000 25,119
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  150,000 153,993
6.100% due 03/15/55  100,000 98,203
Federal Realty OP LP
4.500% due 12/01/44  50,000 42,823
Fidelity National Financial, Inc.
4.500% due 08/15/28  50,000 49,894
Fifth Third Bancorp
2.550% due 05/05/27  60,000 58,814
5.141% due 01/29/37  25,000 24,364
6.339% due 07/27/29  245,000 254,025
8.250% due 03/01/38  25,000 30,115
First American Financial Corp.
5.450% due 09/30/34  100,000 98,064
First Citizens BancShares, Inc.
5.231% due 03/12/31  200,000 198,550
First Horizon Corp.
5.514% due 03/07/31  65,000 65,943
Globe Life, Inc.
4.550% due 09/15/28  50,000 49,950
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 44,620
4.000% due 01/15/31  50,000 47,434
5.250% due 02/15/33  100,000 98,114
5.750% due 06/01/28  25,000 25,396
5.750% due 11/01/37  100,000 96,880
Goldman Sachs Group, Inc.
2.383% due 07/21/32  70,000 61,818
2.615% due 04/22/32  70,000 62,900
2.908% due 07/21/42  60,000 42,298
3.210% due 04/22/42  60,000 44,520
3.800% due 03/15/30  250,000 243,014
3.814% due 04/23/29  150,000 147,990
4.017% due 10/31/38  100,000 87,343
4.148% due 01/21/29  140,000 139,174
4.223% due 05/01/29  200,000 198,898
4.516% due 01/21/32  110,000 108,356
4.750% due 10/21/45  100,000 86,696
4.939% due 10/21/36  155,000 150,161
5.016% due 10/23/35  160,000 157,094
5.049% due 07/23/30  140,000 141,709
5.065% due 01/21/37  85,000 83,134
5.218% due 04/23/31  570,000 579,748
5.330% due 07/23/35  120,000 120,447
5.387% due 02/02/41  250,000 241,629
5.536% due 01/28/36  130,000 132,199
5.541% due 01/21/47  75,000 71,528
5.561% due 11/19/45  300,000 288,835
5.727% due 04/25/30  120,000 123,825
5.734% due 01/28/56  145,000 141,666
6.561% due 10/24/34  200,000 217,522
6.750% due 10/01/37  200,000 215,868
Goldman Sachs Private Credit Corp.
5.875% due 01/31/31 ~ 50,000 48,546
Golub Capital Private Credit Fund
5.600% due 04/15/31 ~ 50,000 47,740
a
Principal
Amount Value
HA Sustainable Infrastructure Capital, Inc.
6.750% due 07/15/35  $ 140,000 $ 144,076
Hartford Insurance Group, Inc.
2.900% due 09/15/51  100,000 62,046
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 21,717
3.100% due 02/15/30  50,000 47,118
Healthpeak OP LLC
2.875% due 01/15/31  200,000 183,577
3.000% due 01/15/30  100,000 94,079
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,726
4.200% due 04/15/29  50,000 48,635
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 23,767
3.500% due 09/15/30  100,000 94,045
5.700% due 07/01/34  35,000 35,380
HPS Corporate Lending Fund
5.850% due 06/05/30 ~ 200,000 195,318
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 225,566
2.804% due 05/24/32  200,000 179,931
2.848% due 06/04/31  200,000 184,882
4.762% due 03/29/33  300,000 292,616
5.133% due 11/06/36  200,000 195,718
5.240% due 05/13/31  200,000 202,864
5.279% due 03/10/37  200,000 196,483
5.450% due 03/03/36  200,000 200,663
5.546% due 03/04/30  200,000 204,970
5.733% due 05/17/32  200,000 206,835
5.874% due 11/18/35  250,000 253,360
6.254% due 03/09/34  200,000 212,026
6.332% due 03/09/44  200,000 210,967
6.800% due 06/01/38  150,000 161,837
Huntington Bancshares, Inc.
4.623% due 01/28/32  100,000 98,571
5.023% due 05/17/33  70,000 69,589
5.272% due 01/15/31  60,000 60,930
5.709% due 02/02/35  200,000 204,147
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 192,715
4.550% due 10/02/28  200,000 200,375
5.420% due 03/23/37  100,000 99,748
Inter-American Development Bank
(Multi-National)
1.125% due 07/20/28  300,000 282,417
1.125% due 01/13/31  150,000 131,728
3.200% due 08/07/42  100,000 80,657
3.625% due 09/17/31  400,000 392,246
4.000% due 01/12/28  100,000 100,358
4.125% due 02/15/29  160,000 161,291
4.375% due 07/16/35  415,000 416,734
4.500% due 02/15/30  140,000 143,071
4.500% due 09/13/33  200,000 203,762
Inter-American Investment Corp. (Multi-National)
4.125% due 02/15/28  150,000 150,663
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 54,820
2.650% due 09/15/40  65,000 46,943
3.000% due 09/15/60  65,000 37,340
3.100% due 09/15/27  100,000 98,308
5.200% due 06/15/62  350,000 311,228
5.250% due 06/15/31  55,000 56,828

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
International Bank for Reconstruction &
Development (Multi-National)
0.750% due 11/24/27  $ 195,000 $ 185,601
0.875% due 05/14/30  350,000 310,082
1.125% due 09/13/28  160,000 150,055
1.375% due 04/20/28  250,000 238,149
1.625% due 11/03/31  190,000 167,371
1.750% due 10/23/29  100,000 93,051
2.500% due 03/29/32  200,000 183,601
3.125% due 06/15/27  200,000 198,377
3.500% due 07/12/28  260,000 258,306
3.625% due 05/05/28  165,000 164,428
3.625% due 09/21/29  250,000 248,209
3.875% due 10/16/29  165,000 165,141
3.875% due 02/14/30  200,000 199,956
3.875% due 08/28/34  185,000 180,103
4.000% due 07/25/30  180,000 180,579
4.125% due 03/20/30  555,000 559,799
4.375% due 08/27/35  170,000 170,784
4.625% due 01/15/32  155,000 159,633
International Finance Corp. (Multi-National)
3.500% due 01/22/29  105,000 104,117
3.875% due 07/02/30  150,000 149,782
4.250% due 07/02/29  200,000 202,373
Invesco Finance PLC
5.375% due 11/30/43  200,000 189,896
Invitation Homes Operating Partnership LP
4.950% due 01/15/33  50,000 48,854
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 55,390
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 87,080
2.750% due 10/15/32  40,000 33,927
5.875% due 07/21/28  200,000 204,262
JPMorgan Chase & Co.
1.764% due 11/19/31  100,000 87,817
2.069% due 06/01/29  140,000 133,231
2.182% due 06/01/28  150,000 146,249
2.525% due 11/19/41  100,000 69,939
2.545% due 11/08/32  375,000 333,484
2.580% due 04/22/32  75,000 67,801
2.739% due 10/15/30  75,000 70,653
2.956% due 05/13/31  65,000 60,581
2.963% due 01/25/33  100,000 90,758
3.109% due 04/22/51  250,000 163,329
3.328% due 04/22/52  70,000 47,698
3.509% due 01/23/29  185,000 182,079
3.540% due 05/01/28  100,000 99,094
3.702% due 05/06/30  150,000 146,325
3.882% due 07/24/38  150,000 131,666
3.964% due 11/15/48  100,000 77,649
4.032% due 07/24/48  150,000 118,626
4.347% due 01/22/32  75,000 73,957
4.452% due 12/05/29  150,000 150,207
4.505% due 10/22/28  100,000 100,006
4.603% due 10/22/30  190,000 190,441
4.810% due 10/22/36  170,000 165,126
4.851% due 07/25/28  500,000 502,564
4.898% due 01/22/37  80,000 78,311
4.912% due 07/25/33  500,000 500,521
4.946% due 10/22/35  95,000 93,992
4.979% due 07/22/28  45,000 45,312
4.995% due 07/22/30  100,000 101,479
a
Principal
Amount Value
5.012% due 01/23/30  $ 100,000 $ 101,413
5.140% due 01/24/31  550,000 560,188
5.193% due 02/05/37  250,000 245,760
5.294% due 07/22/35  40,000 40,509
5.336% due 01/23/35  95,000 96,489
5.350% due 06/01/34  105,000 107,181
5.500% due 10/15/40  100,000 101,970
5.502% due 01/24/36  100,000 102,389
5.534% due 11/29/45  165,000 162,169
5.572% due 04/22/36  105,000 108,242
5.581% due 04/22/30  110,000 113,389
5.600% due 07/15/41  100,000 100,260
5.717% due 09/14/33  190,000 196,808
6.254% due 10/23/34  100,000 107,554
Keybank National Association
5.850% due 11/15/27  250,000 255,314
KeyCorp
5.121% due 04/04/31  100,000 101,017
Kilroy Realty LP
5.875% due 10/15/35  100,000 96,468
6.250% due 01/15/36  35,000 34,707
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 61,676
3.700% due 10/01/49  25,000 18,245
4.125% due 12/01/46  50,000 40,205
4.850% due 03/01/35  45,000 44,102
Kite Realty Group LP
4.950% due 12/15/31  70,000 69,766
Kite Realty Group Trust
4.750% due 09/15/30  25,000 25,027
Kreditanstalt fuer Wiederaufbau (Germany)
1.750% due 09/14/29  100,000 93,386
3.000% due 05/20/27  200,000 198,200
3.500% due 08/27/27  110,000 109,543
3.500% due 05/15/29  165,000 163,604
3.750% due 02/15/28  440,000 439,956
3.750% due 07/15/30  105,000 104,398
3.750% due 03/14/31  140,000 138,906
3.875% due 05/15/28  130,000 130,251
3.875% due 06/15/28  200,000 200,392
4.000% due 06/28/27  250,000 250,636
4.250% due 06/29/37  200,000 121,758
4.375% due 02/28/34  260,000 262,993
4.625% due 03/18/30  250,000 256,975
4.750% due 10/29/30  200,000 206,993
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 175,490
5.000% due 10/24/33  250,000 262,797
Lazard Group LLC
4.375% due 03/11/29  50,000 49,436
Lincoln National Corp.
3.800% due 03/01/28  35,000 34,583
Lloyds Banking Group PLC (United Kingdom)
5.679% due 01/05/35  200,000 205,554
5.721% due 06/05/30  200,000 206,577
Loews Corp.
4.940% due 04/01/36  200,000 195,856
LPL Holdings, Inc.
5.150% due 06/15/30  200,000 201,095
6.000% due 05/20/34  100,000 102,044
LXP Industrial Trust
2.375% due 10/01/31  70,000 60,864

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
M&T Bank Corp.
4.553% due 08/16/28  $ 65,000 $ 64,983
4.833% due 01/16/29  60,000 60,317
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  300,000 301,871
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 94,742
5.375% due 03/04/46  50,000 47,479
Marex Group PLC (United Kingdom)
5.829% due 05/08/28  50,000 50,550
Markel Group, Inc.
3.450% due 05/07/52  70,000 46,067
3.500% due 11/01/27  50,000 49,223
5.000% due 05/20/49  30,000 25,700
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 40,037
4.200% due 03/01/48  100,000 80,346
4.375% due 03/15/29  70,000 70,170
4.950% due 03/15/36  50,000 49,554
5.350% due 11/15/44  100,000 94,750
5.400% due 09/15/33  100,000 103,170
5.400% due 03/15/55  55,000 51,618
5.750% due 11/01/32  100,000 105,492
Mastercard, Inc.
1.900% due 03/15/31  100,000 88,994
2.000% due 11/18/31  200,000 177,060
2.950% due 06/01/29  50,000 48,206
2.950% due 03/15/51  45,000 28,787
3.650% due 06/01/49  50,000 36,833
3.800% due 11/21/46  50,000 38,744
3.950% due 02/26/48  15,000 11,750
MetLife, Inc.
5.300% due 12/15/34  70,000 71,653
5.700% due 06/15/35  100,000 104,653
5.875% due 02/06/41  200,000 204,150
6.375% due 06/15/34  100,000 109,067
Mid-America Apartments LP
3.600% due 06/01/27  100,000 99,295
3.950% due 03/15/29  25,000 24,738
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.048% due 07/17/30  200,000 180,019
3.961% due 03/02/28  50,000 49,673
4.050% due 09/11/28  150,000 149,054
5.159% due 04/24/31  100,000 101,458
5.197% due 01/16/31  200,000 203,327
5.258% due 04/17/30  200,000 203,555
5.426% due 04/17/35  200,000 203,553
5.475% due 02/22/31  200,000 205,574
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 180,220
3.261% due 05/22/30  200,000 192,574
5.098% due 05/13/31  200,000 202,871
5.323% due 07/08/36  250,000 251,252
5.778% due 07/06/29  200,000 205,545
Morgan Stanley
1.794% due 02/13/32  65,000 56,302
2.239% due 07/21/32  100,000 87,583
2.484% due 09/16/36  100,000 86,077
2.802% due 01/25/52  400,000 244,369
2.943% due 01/21/33  135,000 121,428
3.217% due 04/22/42  55,000 41,503
3.591% due 07/22/28 § 100,000 98,846
3.622% due 04/01/31  200,000 191,837
a
Principal
Amount Value
4.133% due 10/18/29  $ 45,000 $ 44,487
4.238% due 01/09/30  50,000 49,506
4.300% due 01/27/45  100,000 82,759
4.356% due 10/22/31  25,000 24,505
4.431% due 01/23/30  95,000 94,595
4.457% due 04/22/39  150,000 137,604
4.493% due 01/16/32  45,000 44,256
4.654% due 10/18/30  120,000 119,972
4.708% due 03/12/32  255,000 253,338
4.892% due 10/22/36  30,000 29,013
5.042% due 07/19/30  45,000 45,529
5.073% due 01/30/37  110,000 107,810
5.123% due 02/01/29  250,000 252,821
5.164% due 04/20/29  155,000 156,810
5.173% due 01/16/30  120,000 121,708
5.192% due 04/17/31  750,000 761,352
5.230% due 01/15/31  100,000 101,559
5.250% due 04/21/34  180,000 180,626
5.314% due 01/18/41  40,000 38,632
5.320% due 07/19/35  65,000 65,247
5.449% due 07/20/29  145,000 147,607
5.587% due 01/18/36  95,000 96,889
5.597% due 03/24/51  100,000 97,108
5.656% due 04/18/30  165,000 169,765
5.664% due 04/17/36  135,000 138,324
5.900% due 03/13/47  270,000 268,903
5.942% due 02/07/39  235,000 240,332
5.948% due 01/19/38  300,000 307,474
6.407% due 11/01/29  145,000 151,358
7.250% due 04/01/32  100,000 113,170
Morgan Stanley Bank NA
5.504% due 05/26/28  250,000 252,888
Nasdaq, Inc.
1.650% due 01/15/31  150,000 131,839
2.500% due 12/21/40  150,000 104,373
National Australia Bank Ltd. (Australia)
4.787% due 01/10/29  250,000 254,769
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 318,783
3.073% due 05/22/28  200,000 196,813
5.908% due 03/03/47  200,000 195,008
NNN REIT, Inc.
4.300% due 10/15/28  35,000 34,908
4.600% due 02/15/31  250,000 248,614
Nomura Holdings, Inc. (Japan)
5.043% due 06/10/36  250,000 242,635
Nordic Investment Bank (Multi-National)
3.750% due 08/28/28  100,000 99,863
3.750% due 01/23/31  100,000 99,116
4.250% due 02/28/29  200,000 202,236
Northern Trust Corp.
1.950% due 05/01/30  75,000 68,281
3.375% due 05/08/32  63,000 62,141
3.650% due 08/03/28  50,000 49,626
4.000% due 05/10/27  35,000 34,966
Oesterreichische Kontrollbank AG (Austria)
3.750% due 01/15/31  80,000 79,336
4.125% due 01/18/29  50,000 50,357
4.250% due 03/01/28  35,000 35,274
4.500% due 01/24/30  85,000 86,702
4.750% due 05/21/27  250,000 252,544
Old Republic International Corp.
3.850% due 06/11/51  55,000 38,811

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  $ 50,000 $ 49,977
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 49,607
4.000% due 04/13/32  100,000 95,856
Phillips Edison Grocery Center Operating
Partnership I LP
5.250% due 08/15/32  140,000 140,637
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 29,425
5.625% due 01/15/33  55,000 53,477
Pinnacle Financial Partners, Inc.
6.168% due 11/01/30  35,000 35,694
PNC Bank NA
4.050% due 07/26/28  350,000 346,942
PNC Financial Services Group, Inc.
4.812% due 10/21/32  65,000 64,809
4.899% due 05/13/31  125,000 125,796
5.068% due 01/24/34  40,000 40,012
5.373% due 07/21/36  95,000 95,457
5.423% due 01/25/41  45,000 44,104
5.582% due 06/12/29  120,000 122,986
5.676% due 01/22/35  250,000 257,258
5.939% due 08/18/34  200,000 209,550
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 24,422
4.625% due 09/15/42  100,000 87,103
5.375% due 03/15/33  30,000 30,652
Progressive Corp.
3.000% due 03/15/32  50,000 45,752
3.700% due 03/15/52  175,000 127,343
4.000% due 03/01/29  25,000 24,896
4.125% due 04/15/47  100,000 79,882
Prologis LP
1.250% due 10/15/30  55,000 47,827
1.625% due 03/15/31  100,000 87,504
1.750% due 02/01/31  20,000 17,581
2.125% due 04/15/27  25,000 24,520
2.125% due 10/15/50  40,000 21,244
2.250% due 04/15/30  30,000 27,634
2.250% due 01/15/32  50,000 43,898
2.875% due 11/15/29  40,000 37,941
3.000% due 04/15/50  25,000 16,164
3.375% due 12/15/27  60,000 59,195
4.375% due 02/01/29  15,000 15,011
4.875% due 06/15/28  200,000 202,450
Prudential Financial, Inc.
2.100% due 03/10/30  15,000 13,824
3.000% due 03/10/40  25,000 18,908
3.700% due 10/01/50  175,000 159,238
3.700% due 03/13/51  150,000 107,813
3.935% due 12/07/49  132,000 98,440
4.350% due 02/25/50  50,000 40,164
6.625% due 06/21/40  50,000 55,180
Public Storage Operating Co.
2.300% due 05/01/31  250,000 224,437
3.094% due 09/15/27  30,000 29,569
Radian Group, Inc.
6.200% due 05/15/29  30,000 31,026
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 88,986
Realty Income Corp.
1.800% due 03/15/33  50,000 41,259
a
Principal
Amount Value
2.200% due 06/15/28  $ 35,000 $ 33,428
2.850% due 12/15/32  30,000 26,652
3.400% due 01/15/30  50,000 47,964
4.850% due 03/15/30  65,000 65,797
4.900% due 07/15/33  200,000 199,764
5.375% due 09/01/54  40,000 38,093
Regency Centers LP
3.700% due 06/15/30  35,000 33,987
4.400% due 02/01/47  35,000 29,284
5.000% due 07/15/32  50,000 50,401
Regions Financial Corp.
1.800% due 08/12/28  300,000 281,668
Reinsurance Group of America, Inc.
6.000% due 09/15/33  50,000 51,949
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,693
Royal Bank of Canada (Canada)
3.625% due 05/04/27  150,000 149,152
4.305% due 11/03/31  100,000 98,351
4.498% due 08/06/29  80,000 80,018
4.900% due 01/12/28  150,000 151,797
4.950% due 02/01/29  200,000 203,532
4.965% due 01/24/29  165,000 166,606
4.970% due 05/02/31  200,000 202,213
Santander Holdings USA, Inc.
4.400% due 07/13/27  145,000 144,711
6.565% due 06/12/29  100,000 103,494
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 181,479
4.858% due 09/11/30  200,000 200,495
Simon Property Group LP
2.450% due 09/13/29  100,000 93,706
2.650% due 07/15/30  100,000 92,905
3.250% due 09/13/49  100,000 67,080
3.375% due 06/15/27  100,000 98,998
4.250% due 11/30/46  50,000 40,758
4.375% due 10/01/30  100,000 99,471
5.125% due 10/01/35  65,000 65,136
Sixth Street Lending Partners
5.750% due 01/15/30  100,000 98,552
Store Capital LLC
4.500% due 03/15/28  150,000 149,085
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.710% due 01/12/31  200,000 174,783
1.902% due 09/17/28  250,000 234,845
2.296% due 01/12/41  200,000 136,313
3.364% due 07/12/27  150,000 148,395
5.246% due 07/08/36  250,000 250,764
5.334% due 03/03/41  100,000 97,023
5.766% due 01/13/33  200,000 208,266
5.800% due 07/13/28  250,000 257,612
Sun Communities Operating LP
2.300% due 11/01/28  65,000 61,574
Synchrony Financial
3.950% due 12/01/27  100,000 98,809
5.935% due 08/02/30  35,000 35,573
Tanger Properties LP
3.875% due 07/15/27  50,000 49,613
Toronto-Dominion Bank (Canada)
4.574% due 06/02/28  200,000 200,661
4.693% due 09/15/27  200,000 201,126
4.980% due 04/05/27  100,000 100,755

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.994% due 04/05/29  $ 100,000 $ 101,636
5.146% due 09/10/34  185,000 185,338
TPG Operating Group II LP
4.875% due 05/15/31  100,000 98,127
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 32,228
5.450% due 05/25/53  100,000 95,926
5.700% due 07/24/55  15,000 14,906
6.250% due 06/15/37  125,000 136,840
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 111,258
Truist Financial Corp.
1.125% due 08/03/27  100,000 95,874
1.887% due 06/07/29  125,000 118,326
1.950% due 06/05/30  135,000 121,800
4.597% due 01/27/32  70,000 69,269
4.873% due 01/26/29  40,000 40,275
4.916% due 07/28/33  100,000 98,115
5.435% due 01/24/30  110,000 112,608
5.867% due 06/08/34  200,000 208,475
7.161% due 10/30/29  55,000 58,478
U.S. Bancorp
1.375% due 07/22/30  150,000 131,872
2.491% due 11/03/36  200,000 172,982
4.548% due 07/22/28  100,000 100,114
4.839% due 02/01/34  200,000 197,759
5.046% due 02/12/31  60,000 60,891
5.775% due 06/12/29  250,000 257,186
5.850% due 10/21/33  30,000 31,564
UDR, Inc.
2.100% due 06/15/33  100,000 82,514
3.100% due 11/01/34  50,000 42,885
3.200% due 01/15/30  50,000 47,723
4.400% due 01/26/29  25,000 24,950
Unum Group
4.000% due 06/15/29  70,000 68,670
4.125% due 06/15/51  100,000 73,691
Ventas Realty LP
3.000% due 01/15/30  50,000 47,114
4.000% due 03/01/28  50,000 49,518
5.000% due 01/15/35  150,000 147,466
VICI Properties LP
5.125% due 11/15/31  215,000 213,551
Visa, Inc.
1.100% due 02/15/31  200,000 173,154
1.900% due 04/15/27  250,000 244,850
3.650% due 09/15/47  25,000 19,076
4.150% due 12/14/35  30,000 28,598
4.300% due 12/14/45  100,000 84,936
4.700% due 02/12/36  150,000 148,436
Voya Financial, Inc.
4.800% due 06/15/46  30,000 25,578
5.000% due 09/20/34  30,000 29,217
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 86,921
Wachovia Corp.
5.500% due 08/01/35  200,000 201,925
Webster Financial Corp.
5.784% due 09/11/35  45,000 45,716
Wells Fargo & Co.
3.068% due 04/30/41  500,000 375,621
4.150% due 01/24/29  200,000 198,921
4.478% due 04/04/31  200,000 198,331
a
Principal
Amount Value
4.808% due 07/25/28  $ 65,000 $ 65,286
4.892% due 09/15/36  250,000 243,330
4.897% due 07/25/33  65,000 64,695
5.013% due 04/04/51  250,000 220,446
5.150% due 04/23/31  750,000 762,953
5.198% due 01/23/30  140,000 142,214
5.433% due 01/23/47  90,000 85,344
5.499% due 01/23/35  140,000 142,558
5.557% due 07/25/34  160,000 164,029
5.574% due 07/25/29  365,000 373,425
5.606% due 01/15/44  100,000 95,758
5.707% due 04/22/28  350,000 354,569
6.491% due 10/23/34  180,000 194,954
Wells Fargo Bank NA
6.600% due 01/15/38  100,000 109,326
Welltower OP LLC
2.050% due 01/15/29  60,000 56,449
2.750% due 01/15/32  50,000 44,982
2.800% due 06/01/31  100,000 91,636
4.125% due 03/15/29  100,000 99,504
5.125% due 07/01/35  50,000 50,204
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 94,525
2.150% due 06/03/31  100,000 89,780
3.400% due 01/25/28  100,000 98,831
4.043% due 08/26/27  100,000 99,988
4.110% due 07/24/34  65,000 63,398
4.421% due 07/24/39  45,000 40,388
5.457% due 11/18/27  100,000 102,076
5.535% due 11/17/28  250,000 258,820
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 98,026
7.375% due 03/15/32  100,000 111,526
Willis North America, Inc.
2.950% due 09/15/29  75,000 71,065
3.875% due 09/15/49  35,000 25,445
4.650% due 06/15/27  100,000 100,191
5.900% due 03/05/54  50,000 48,580
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 46,437
100,173,465
Industrial - 1.8%
3M Co.
2.875% due 10/15/27  100,000 98,075
3.250% due 08/26/49  200,000 134,020
4.000% due 09/14/48  250,000 192,423
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 49,306
5.600% due 05/29/34  100,000 102,103
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 66,638
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 58,481
5.100% due 03/17/30  55,000 55,538
Amphenol Corp.
2.200% due 09/15/31  60,000 53,274
4.350% due 06/01/29  50,000 50,114
4.375% due 06/12/28  165,000 165,512
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,633
5.150% due 08/21/29  65,000 65,731
5.875% due 04/10/34  65,000 66,662

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Avnet, Inc.
6.250% due 03/15/28  $ 100,000 $ 103,041
Boeing Co.
2.950% due 02/01/30  100,000 94,140
3.200% due 03/01/29  200,000 192,944
3.250% due 02/01/28  50,000 49,028
3.250% due 03/01/28  25,000 24,479
3.550% due 03/01/38  15,000 12,471
3.625% due 02/01/31  30,000 28,544
3.625% due 03/01/48  10,000 6,975
3.750% due 02/01/50  100,000 70,986
3.825% due 03/01/59  50,000 33,700
3.850% due 11/01/48  35,000 25,235
5.150% due 05/01/30  150,000 152,565
5.705% due 05/01/40  200,000 200,408
5.805% due 05/01/50  150,000 145,101
5.875% due 02/15/40  50,000 50,260
5.930% due 05/01/60  150,000 144,107
6.528% due 05/01/34  65,000 70,834
7.008% due 05/01/64  100,000 110,655
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 129,117
3.550% due 02/15/50  150,000 108,530
4.125% due 06/15/47  50,000 40,438
4.450% due 01/15/53  300,000 247,235
4.700% due 09/01/45  50,000 44,232
5.200% due 04/15/54  60,000 55,257
5.750% due 05/01/40  100,000 103,917
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 95,687
4.375% due 09/18/34  90,000 87,008
6.200% due 06/01/36  50,000 54,516
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 177,780
3.100% due 12/02/51  200,000 131,010
4.000% due 06/01/28  35,000 34,808
4.800% due 09/15/35  20,000 19,827
4.950% due 08/15/45  100,000 91,501
5.500% due 03/15/56  15,000 14,370
6.125% due 09/15/15  30,000 30,342
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 86,197
3.750% due 12/01/27  50,000 49,417
Carrier Global Corp.
2.722% due 02/15/30  50,000 46,713
3.377% due 04/05/40  15,000 11,823
3.577% due 04/05/50  150,000 107,284
5.900% due 03/15/34  65,000 68,606
Caterpillar Financial Services Corp.
4.100% due 08/15/28  70,000 69,956
4.400% due 03/03/28  250,000 251,328
4.850% due 02/27/29  200,000 203,652
Caterpillar, Inc.
3.250% due 09/19/49  100,000 69,291
3.803% due 08/15/42  100,000 82,560
CNH Industrial Capital LLC
4.500% due 10/16/30  200,000 197,516
CNH Industrial NV
3.850% due 11/15/27  35,000 34,658
CRH America Finance, Inc.
5.500% due 01/09/35  250,000 255,495
CSX Corp.
3.250% due 06/01/27  250,000 247,246
a
Principal
Amount Value
4.100% due 11/15/32  $ 100,000 $ 96,853
4.500% due 03/15/49  65,000 54,268
4.650% due 03/01/68  45,000 36,584
5.050% due 06/15/35  50,000 50,204
5.500% due 04/15/41  75,000 75,835
Deere & Co.
2.875% due 09/07/49  15,000 9,881
3.900% due 06/09/42  100,000 84,678
5.450% due 01/16/35  100,000 103,919
Deere Funding Canada Corp.
4.150% due 10/09/30  135,000 133,364
Dover Corp.
5.375% due 03/01/41  50,000 50,098
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 44,709
Eaton Corp.
4.000% due 11/02/32  100,000 96,972
4.150% due 03/15/33  55,000 53,498
Emerson Electric Co.
2.200% due 12/21/31  100,000 88,912
5.000% due 03/15/35  165,000 166,148
FedEx Corp.
3.100% due 08/05/29  50,000 47,997
4.400% due 01/15/47  50,000 40,269
4.750% due 11/15/45  50,000 42,820
5.250% due 05/15/50  350,000 321,012
Fedex Freight Holding Co., Inc.
4.650% due 03/15/31 ~ 45,000 44,249
5.250% due 03/15/36 ~ 35,000 33,875
Flex Ltd.
4.875% due 06/15/29  25,000 25,112
Fortive Corp.
4.300% due 06/15/46  125,000 100,355
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 129,514
GATX Corp.
4.550% due 11/07/28  25,000 25,085
5.450% due 09/15/33  100,000 101,670
6.050% due 03/15/34  75,000 78,903
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,506
2.850% due 06/01/41  10,000 7,472
3.750% due 05/15/28  180,000 178,908
4.250% due 04/01/50  200,000 167,174
General Electric Co.
4.900% due 01/29/36  85,000 85,102
Hexcel Corp.
5.875% due 02/26/35  55,000 56,496
Honeywell Aerospace, Inc.
5.732% due 03/16/56 ~ 500,000 494,575
Honeywell International, Inc.
2.700% due 08/15/29  60,000 57,005
4.500% due 01/15/34  350,000 344,878
5.000% due 03/01/35  100,000 100,967
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 50,589
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 47,388
IDEX Corp.
2.625% due 06/15/31  100,000 90,402
3.000% due 05/01/30  15,000 14,106
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 94,679

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ingersoll Rand, Inc.
5.450% due 06/15/34  $ 105,000 $ 107,252
Jabil, Inc.
3.950% due 01/12/28  55,000 54,510
4.200% due 02/01/29  25,000 24,702
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 207,611
John Deere Capital Corp.
2.000% due 06/17/31  100,000 88,745
2.800% due 09/08/27  50,000 49,162
3.900% due 03/09/29  80,000 79,504
3.900% due 06/07/32  20,000 19,398
4.150% due 09/15/27  100,000 100,214
4.400% due 09/08/31  100,000 99,912
4.550% due 06/05/30  100,000 100,716
4.950% due 07/14/28  210,000 214,156
Johnson Controls International PLC
4.500% due 02/15/47  40,000 33,805
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.750% due 09/15/30  15,000 13,321
4.900% due 12/01/32  140,000 140,600
Kennametal, Inc.
4.625% due 06/15/28  50,000 50,252
Keysight Technologies, Inc.
4.950% due 10/15/34  65,000 64,352
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 28,346
4.400% due 06/15/28  100,000 100,095
5.400% due 07/31/33  250,000 256,585
Lennox International, Inc.
5.500% due 09/15/28  100,000 101,887
Lockheed Martin Corp.
3.600% due 03/01/35  25,000 22,814
3.800% due 03/01/45  20,000 15,817
3.900% due 06/15/32  45,000 43,749
4.150% due 06/15/53  385,000 304,186
4.450% due 05/15/28  70,000 70,431
4.500% due 05/15/36  20,000 19,439
4.700% due 05/15/46  44,000 39,014
5.000% due 08/15/35  140,000 141,342
6.150% due 09/01/36  100,000 109,701
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 60,213
3.450% due 06/01/27  21,000 20,770
Masco Corp.
2.000% due 02/15/31  100,000 88,174
3.500% due 11/15/27  100,000 98,615
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 47,952
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 224,157
3.155% due 05/15/55  20,000 12,679
3.800% due 08/01/28  30,000 29,704
3.942% due 11/01/47  63,000 48,194
4.550% due 06/01/53  145,000 119,006
4.650% due 01/15/46  50,000 43,321
4.837% due 10/01/41  50,000 46,167
5.050% due 08/01/30  70,000 71,532
Northrop Grumman Corp.
3.250% due 01/15/28  100,000 98,250
3.850% due 04/15/45  100,000 78,903
4.700% due 03/15/33  210,000 209,887
a
Principal
Amount Value
5.250% due 07/15/35  $ 35,000 $ 35,681
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 44,459
Oshkosh Corp.
3.100% due 03/01/30  15,000 14,100
Otis Worldwide Corp.
2.293% due 04/05/27  20,000 19,622
3.112% due 02/15/40  50,000 38,051
3.362% due 02/15/50  30,000 20,600
5.250% due 08/16/28  135,000 137,817
Owens Corning
3.875% due 06/01/30  150,000 145,282
5.700% due 06/15/34  45,000 46,535
Packaging Corp. of America
3.400% due 12/15/27  35,000 34,430
5.200% due 08/15/35  70,000 69,479
Parker-Hannifin Corp.
4.000% due 06/14/49  20,000 15,626
6.250% due 05/15/38  100,000 109,522
Precision Castparts Corp.
4.375% due 06/15/45  50,000 42,579
Regal Rexnord Corp.
6.050% due 04/15/28  300,000 307,861
Republic Services, Inc.
3.375% due 11/15/27  120,000 118,497
3.950% due 05/15/28  100,000 99,469
5.000% due 11/15/29  100,000 102,194
5.200% due 11/15/34  100,000 102,113
RTX Corp.
2.250% due 07/01/30  400,000 365,907
3.125% due 07/01/50  100,000 65,814
3.750% due 11/01/46  50,000 38,071
4.125% due 11/16/28  60,000 59,762
4.350% due 04/15/47  200,000 166,087
4.450% due 11/16/38  20,000 18,488
4.500% due 06/01/42  300,000 266,391
4.625% due 11/16/48  35,000 29,818
5.375% due 02/27/53  100,000 93,975
Ryder System, Inc.
4.300% due 06/15/27  75,000 74,866
5.250% due 06/01/28  200,000 203,237
Snap-on, Inc.
3.100% due 05/01/50  35,000 23,248
Sonoco Products Co.
4.600% due 09/01/29  125,000 124,686
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 28,342
4.250% due 11/15/28  100,000 99,920
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 51,597
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 183,256
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 98,787
5.250% due 03/03/33  45,000 46,169
Trimble, Inc.
4.900% due 06/15/28  50,000 50,198
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32  45,000 39,942
5.000% due 05/09/35  115,000 114,672
Union Pacific Corp.
2.375% due 05/20/31  40,000 36,289
2.891% due 04/06/36  125,000 104,957

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.973% due 09/16/62  $ 25,000 $ 14,360
3.000% due 04/15/27  100,000 98,911
3.200% due 05/20/41  370,000 284,936
3.350% due 08/15/46  50,000 35,841
3.550% due 05/20/61  100,000 66,134
3.600% due 09/15/37  20,000 17,510
3.799% due 04/06/71  30,000 20,257
4.950% due 05/15/53  200,000 179,003
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 143,865
4.875% due 03/03/33  260,000 265,146
5.250% due 05/14/35  145,000 148,259
6.200% due 01/15/38  50,000 54,592
Vulcan Materials Co.
4.500% due 06/15/47  100,000 83,190
Waste Connections, Inc.
3.500% due 05/01/29  100,000 98,194
4.200% due 01/15/33  70,000 67,770
Waste Management, Inc.
2.950% due 06/01/41  35,000 26,128
3.150% due 11/15/27  100,000 98,530
4.625% due 02/15/33  200,000 200,519
4.950% due 03/15/35  65,000 65,191
5.350% due 10/15/54  200,000 190,913
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 100,310
WRKCo, Inc.
4.000% due 03/15/28  100,000 99,466
4.200% due 06/01/32  50,000 48,030
Xylem, Inc.
4.375% due 11/01/46  25,000 20,762
20,191,686
Technology - 1.8%
Accenture Capital, Inc.
4.500% due 10/04/34  250,000 241,807
Adobe, Inc.
4.800% due 04/04/29  100,000 101,654
4.850% due 04/04/27  45,000 45,322
4.950% due 01/17/30  100,000 102,119
4.950% due 04/04/34  100,000 100,176
Analog Devices, Inc.
2.100% due 10/01/31  60,000 52,988
2.800% due 10/01/41  50,000 35,885
2.950% due 10/01/51  55,000 35,075
3.450% due 06/15/27  100,000 99,173
Apple, Inc.
1.400% due 08/05/28  100,000 94,486
1.650% due 05/11/30  160,000 145,164
1.650% due 02/08/31  200,000 178,563
1.700% due 08/05/31  100,000 88,184
2.200% due 09/11/29  100,000 94,313
2.650% due 05/11/50  100,000 61,235
2.650% due 02/08/51  150,000 90,925
2.700% due 08/05/51  100,000 61,331
2.850% due 08/05/61  100,000 57,936
2.950% due 09/11/49  65,000 42,607
3.000% due 11/13/27  100,000 98,663
3.750% due 09/12/47  75,000 58,056
3.750% due 11/13/47  50,000 38,713
3.850% due 08/04/46  35,000 27,808
3.950% due 08/08/52  500,000 388,447
4.200% due 05/12/30  200,000 201,093
4.250% due 02/09/47  100,000 84,133
a
Principal
Amount Value
4.300% due 05/10/33  $ 250,000 $ 250,481
4.500% due 02/23/36  50,000 49,810
Applied Materials, Inc.
1.750% due 06/01/30  30,000 27,012
4.350% due 04/01/47  45,000 38,070
4.800% due 06/15/29  65,000 66,224
5.100% due 10/01/35  35,000 35,538
Autodesk, Inc.
2.400% due 12/15/31  80,000 70,229
2.850% due 01/15/30  55,000 51,518
Broadcom, Inc.
2.450% due 02/15/31  200,000 181,683
3.419% due 04/15/33  250,000 228,700
3.500% due 02/15/41  315,000 251,448
3.750% due 02/15/51  140,000 104,278
4.150% due 04/15/32 ~ 40,000 38,720
4.300% due 01/15/31  30,000 29,754
4.300% due 11/15/32  200,000 194,839
4.350% due 02/15/30  50,000 49,833
4.750% due 04/15/29  150,000 151,715
4.800% due 10/15/34  80,000 78,824
4.950% due 01/15/36  60,000 59,198
5.000% due 04/15/30  200,000 203,765
5.050% due 07/12/29  90,000 91,877
5.700% due 01/15/56  25,000 24,888
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 228,618
CGI, Inc. (Canada)
4.950% due 03/14/30  100,000 100,540
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 373,120
5.100% due 02/15/36  150,000 146,727
5.300% due 10/01/29  100,000 102,078
5.500% due 04/01/35  100,000 101,210
8.100% due 07/15/36  27,000 32,112
8.350% due 07/15/46  13,000 16,111
Fidelity National Information Services, Inc.
1.650% due 03/01/28  20,000 18,936
3.100% due 03/01/41  10,000 7,191
4.800% due 03/10/31  85,000 84,368
Fiserv, Inc.
2.250% due 06/01/27  100,000 97,342
2.650% due 06/01/30  100,000 91,099
3.500% due 07/01/29  245,000 234,759
4.400% due 07/01/49  40,000 30,264
5.450% due 03/15/34  100,000 99,537
5.625% due 08/21/33  100,000 100,972
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% due 06/04/29  50,000 51,480
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 44,948
4.550% due 10/15/29  400,000 398,114
5.000% due 10/15/34  70,000 67,782
6.200% due 10/15/35  50,000 53,046
6.350% due 10/15/45  50,000 49,969
HP, Inc.
2.650% due 06/17/31  100,000 88,971
4.000% due 04/15/29  100,000 98,303
4.200% due 04/15/32  100,000 95,144
4.750% due 01/15/28  100,000 100,471
6.000% due 09/15/41  55,000 54,403
Intel Corp.
1.600% due 08/12/28  25,000 23,430

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.000% due 08/12/31  $ 50,000 $ 43,282
2.450% due 11/15/29  150,000 139,402
2.800% due 08/12/41  40,000 27,500
3.050% due 08/12/51  20,000 12,151
3.200% due 08/12/61  25,000 13,963
3.250% due 11/15/49  250,000 158,089
4.150% due 08/05/32  100,000 95,388
4.875% due 02/10/28  75,000 75,552
4.900% due 08/05/52  100,000 81,759
5.200% due 02/10/33  315,000 317,583
5.625% due 02/10/43  50,000 47,383
5.700% due 02/10/53  35,000 32,254
5.900% due 02/10/63  250,000 232,098
International Business Machines Corp.
2.850% due 05/15/40  100,000 72,550
3.500% due 05/15/29  170,000 165,303
4.150% due 05/15/39  100,000 86,793
4.650% due 02/10/28  400,000 402,677
4.950% due 02/03/36  150,000 146,174
5.100% due 02/06/53  200,000 174,475
5.200% due 02/10/35  250,000 251,391
5.600% due 11/30/39  26,000 26,189
Intuit, Inc.
1.650% due 07/15/30  15,000 13,368
5.200% due 09/15/33  150,000 152,659
KLA Corp.
4.650% due 07/15/32  60,000 60,293
4.950% due 07/15/52  100,000 89,582
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 64,977
Lam Research Corp.
4.000% due 03/15/29  55,000 54,686
4.875% due 03/15/49  25,000 22,408
Leidos, Inc.
2.300% due 02/15/31  55,000 48,966
5.500% due 03/15/35  65,000 66,203
5.750% due 03/15/33  45,000 46,670
Marvell Technology, Inc.
4.750% due 07/15/30  140,000 140,529
Microchip Technology, Inc.
5.050% due 02/15/30  150,000 151,339
Micron Technology, Inc.
2.703% due 04/15/32  20,000 18,052
3.366% due 11/01/41  15,000 11,652
3.477% due 11/01/51  25,000 17,687
5.875% due 09/15/33  100,000 106,986
Microsoft Corp.
1.350% due 09/15/30  35,000 31,154
2.500% due 09/15/50  100,000 59,458
2.675% due 06/01/60  166,000 92,828
2.921% due 03/17/52  278,000 178,931
3.450% due 08/08/36  72,000 64,945
3.700% due 08/08/46  200,000 158,287
MSCI, Inc.
5.150% due 03/15/36  100,000 96,910
NetApp, Inc.
5.700% due 03/17/35  100,000 101,918
NVIDIA Corp.
2.000% due 06/15/31  100,000 89,610
3.500% due 04/01/50  200,000 147,658
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
2.500% due 05/11/31  100,000 89,802
a
Principal
Amount Value
3.250% due 05/11/41  $ 60,000 $ 44,182
4.300% due 06/18/29  150,000 148,726
4.400% due 06/01/27  40,000 40,000
5.000% due 01/15/33  50,000 49,781
Oracle Corp.
2.300% due 03/25/28  70,000 66,706
2.875% due 03/25/31  75,000 66,630
3.250% due 11/15/27  350,000 341,667
3.650% due 03/25/41  80,000 56,989
3.850% due 07/15/36  50,000 41,451
3.900% due 05/15/35  105,000 88,957
3.950% due 03/25/51  120,000 76,089
4.000% due 07/15/46  250,000 168,548
4.100% due 03/25/61  95,000 58,461
4.300% due 07/08/34  100,000 88,733
4.375% due 05/15/55  200,000 132,318
4.450% due 09/26/30  95,000 91,574
4.550% due 02/04/29  80,000 79,005
4.800% due 08/03/28  125,000 125,073
4.950% due 02/04/31  110,000 107,666
5.200% due 09/26/35  65,000 61,002
5.250% due 02/03/32  250,000 245,617
5.350% due 05/04/33  85,000 82,776
5.375% due 09/27/54  200,000 155,194
5.500% due 08/03/35  130,000 124,168
5.550% due 02/06/53  500,000 399,258
5.700% due 02/04/36  105,000 101,002
5.950% due 09/26/55  100,000 84,189
6.125% due 07/08/39  100,000 95,663
6.250% due 11/09/32  200,000 205,322
6.500% due 04/15/38  100,000 100,302
6.550% due 02/04/46  80,000 74,688
6.700% due 02/04/56  95,000 88,239
6.850% due 02/04/66  65,000 59,815
Paychex, Inc.
5.350% due 04/15/32  200,000 201,099
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 49,561
4.250% due 05/20/32  20,000 19,698
4.300% due 05/20/47  30,000 24,377
4.500% due 05/20/52  45,000 36,892
4.800% due 05/20/45  150,000 132,680
5.000% due 05/20/35  155,000 154,828
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 172,831
4.200% due 09/15/28  95,000 94,434
Salesforce, Inc.
1.500% due 07/15/28  65,000 61,052
1.950% due 07/15/31  80,000 69,877
2.700% due 07/15/41  60,000 40,898
2.900% due 07/15/51  100,000 58,622
3.050% due 07/15/61  50,000 27,862
4.650% due 03/15/29  160,000 160,357
4.900% due 09/15/31  200,000 199,764
5.550% due 03/15/36  250,000 249,317
6.400% due 03/15/46  150,000 151,132
6.550% due 03/15/56  200,000 200,828
ServiceNow, Inc.
1.400% due 09/01/30  65,000 56,422
Synopsys, Inc.
4.850% due 04/01/30  400,000 403,048
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 81,088

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.900% due 03/14/33  $ 60,000 $ 61,050
5.050% due 05/18/63  200,000 175,889
5.100% due 05/23/35  200,000 202,668
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 163,268
3.875% due 04/22/27  200,000 199,364
19,873,516
Utilities - 2.5%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 23,136
4.700% due 05/15/32  100,000 98,836
5.200% due 04/15/36  115,000 113,142
5.400% due 06/01/33  145,000 147,009
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 27,802
AES Corp.
2.450% due 01/15/31  100,000 88,511
5.800% due 03/15/32  100,000 100,611
Alabama Power Co.
3.125% due 07/15/51  100,000 64,649
4.150% due 08/15/44  90,000 73,321
4.300% due 07/15/48  15,000 12,160
Ameren Illinois Co.
3.800% due 05/15/28  50,000 49,541
3.850% due 09/01/32  50,000 47,642
4.150% due 03/15/46  50,000 40,607
5.550% due 07/01/54  100,000 96,393
American Electric Power Co., Inc.
5.950% due 11/01/32  100,000 105,739
American Water Capital Corp.
2.300% due 06/01/31  50,000 44,739
2.950% due 09/01/27  35,000 34,397
3.250% due 06/01/51  50,000 33,594
3.450% due 06/01/29  100,000 97,298
3.750% due 09/01/47  50,000 37,242
4.300% due 12/01/42  100,000 86,695
4.450% due 06/01/32  75,000 73,859
Appalachian Power Co.
3.700% due 05/01/50  150,000 107,078
7.000% due 04/01/38  150,000 167,003
Arizona Public Service Co.
2.200% due 12/15/31  65,000 56,549
2.950% due 09/15/27  50,000 48,929
4.500% due 04/01/42  100,000 86,161
5.700% due 08/15/34  55,000 57,032
Atmos Energy Corp.
2.625% due 09/15/29  150,000 142,268
3.000% due 06/15/27  30,000 29,613
4.150% due 01/15/43  64,000 53,957
4.300% due 10/01/48  50,000 40,415
5.000% due 12/15/54  35,000 31,043
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 18,871
3.200% due 09/15/49  70,000 46,303
3.750% due 08/15/47  50,000 37,601
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 29,443
3.800% due 07/15/48  25,000 18,410
4.250% due 10/15/50  200,000 155,756
4.450% due 01/15/49  50,000 40,593
6.125% due 04/01/36  99,000 105,706
Black Hills Corp.
4.350% due 05/01/33  30,000 28,558
a
Principal
Amount Value
5.950% due 03/15/28  $ 100,000 $ 102,591
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 49,632
3.350% due 04/01/51  85,000 58,107
5.050% due 03/01/35  50,000 49,840
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 99,320
5.250% due 03/01/28  200,000 203,564
5.400% due 07/01/34  50,000 51,066
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 32,380
3.700% due 08/15/28  20,000 19,784
3.750% due 08/15/47  50,000 37,469
3.800% due 10/01/42  100,000 79,981
4.900% due 02/01/33  45,000 45,426
5.300% due 06/01/34  55,000 56,707
5.650% due 06/01/54  65,000 63,565
5.950% due 06/01/55  45,000 45,643
Connecticut Light & Power Co.
4.150% due 06/01/45  25,000 20,399
4.900% due 07/01/33  100,000 100,441
4.950% due 01/15/30  250,000 254,454
4.950% due 08/15/34  65,000 64,480
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 45,204
3.600% due 06/15/61  50,000 33,537
3.950% due 03/01/43  100,000 80,536
4.000% due 12/01/28  100,000 99,403
4.125% due 05/15/49  50,000 39,112
4.300% due 12/01/56  50,000 38,991
4.500% due 12/01/45  100,000 84,303
5.375% due 05/15/34  80,000 81,890
5.700% due 05/15/54  100,000 98,039
6.150% due 11/15/52  70,000 72,874
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 158,527
5.875% due 01/15/66  30,000 28,823
6.500% due 10/01/53  55,000 58,416
Consumers Energy Co.
3.250% due 08/15/46  50,000 35,647
3.600% due 08/15/32  65,000 61,238
3.800% due 11/15/28  100,000 99,019
4.350% due 04/15/49  100,000 81,783
4.600% due 05/30/29  85,000 85,613
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 86,570
5.300% due 05/15/33  50,000 51,613
5.450% due 02/01/41  50,000 49,315
Dominion Energy, Inc.
2.250% due 08/15/31  45,000 39,709
3.300% due 04/15/41  30,000 22,275
4.250% due 06/01/28  50,000 49,833
4.600% due 05/15/28  145,000 145,480
4.700% due 12/01/44  100,000 85,115
DTE Electric Co.
2.250% due 03/01/30  50,000 46,256
2.950% due 03/01/50  50,000 32,364
3.000% due 03/01/32  150,000 138,352
3.650% due 03/01/52  55,000 39,949
5.250% due 05/15/35  40,000 40,586
DTE Energy Co.
5.850% due 06/01/34  200,000 209,490

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Duke Energy Carolinas LLC
3.750% due 06/01/45  $ 200,000 $ 153,559
5.350% due 01/15/53  100,000 93,771
6.050% due 04/15/38  110,000 117,373
6.100% due 06/01/37  25,000 26,416
Duke Energy Carolinas SC Storm Funding LLC
4.898% due 03/01/46  300,000 296,385
Duke Energy Corp.
2.450% due 06/01/30  160,000 147,478
2.550% due 06/15/31  100,000 89,949
3.300% due 06/15/41  100,000 75,258
3.500% due 06/15/51  100,000 67,062
3.950% due 08/15/47  50,000 37,128
4.200% due 06/15/49  65,000 49,559
4.500% due 08/15/32  180,000 177,256
5.450% due 06/15/34  90,000 92,032
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 46,880
5.950% due 11/15/52  40,000 40,657
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 36,500
3.250% due 10/01/49  50,000 33,745
3.750% due 05/15/46  50,000 38,312
4.900% due 07/15/43  100,000 91,390
5.250% due 03/01/34  40,000 41,065
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 31,867
5.300% due 06/15/35  65,000 65,882
5.550% due 03/15/54  155,000 148,504
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 98,945
5.100% due 03/15/34  100,000 101,949
Edison International
4.800% due 03/15/31  100,000 97,667
5.250% due 03/15/32  90,000 89,157
5.750% due 06/15/27  10,000 10,078
El Paso Electric Co.
5.000% due 12/01/44  50,000 43,031
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  200,000 165,182
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 50,318
Entergy Arkansas LLC
4.200% due 04/01/49  50,000 39,580
Entergy Corp.
2.800% due 06/15/30  100,000 93,028
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 87,591
3.100% due 06/15/41  400,000 299,294
3.250% due 04/01/28  50,000 49,063
4.200% due 09/01/48  50,000 39,596
4.950% due 01/15/45  40,000 36,128
5.650% due 04/15/56  65,000 62,488
5.800% due 03/15/55  105,000 103,038
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 89,549
5.250% due 08/15/35  70,000 69,941
5.300% due 05/01/52  25,000 22,724
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 49,489
4.100% due 04/01/43  100,000 82,617
4.700% due 03/13/28  25,000 25,129
5.700% due 03/15/53  65,000 64,003
a
Principal
Amount Value
Eversource Energy
3.300% due 01/15/28  $ 100,000 $ 97,967
3.375% due 03/01/32  100,000 91,690
4.250% due 04/01/29  25,000 24,804
Exelon Corp.
4.050% due 04/15/30  300,000 293,901
4.450% due 04/15/46  100,000 82,140
4.950% due 06/15/35  35,000 34,113
5.100% due 06/15/45  35,000 31,526
6.500% due 03/15/55  250,000 255,061
FirstEnergy Transmission LLC
4.750% due 01/15/33  100,000 98,580
Florida Power & Light Co.
2.875% due 12/04/51  300,000 186,717
3.700% due 12/01/47  200,000 149,372
4.950% due 06/01/35  100,000 99,938
5.100% due 04/01/33  65,000 66,350
5.690% due 03/01/40  35,000 36,145
5.950% due 02/01/38  125,000 133,374
Georgia Power Co.
4.300% due 03/15/42  100,000 86,357
4.700% due 05/15/32  100,000 100,102
4.850% due 03/15/31  155,000 156,994
5.125% due 05/15/52  100,000 90,926
5.200% due 03/15/35  250,000 254,044
Idaho Power Co.
5.800% due 04/01/54  200,000 200,433
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 39,366
4.250% due 08/15/48  25,000 19,930
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 17,491
ITC Holdings Corp.
3.350% due 11/15/27  50,000 49,152
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 33,153
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 27,889
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 73,345
5.350% due 01/15/34  75,000 77,026
6.750% due 12/30/31  100,000 111,041
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,876
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,605
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31  100,000 85,592
4.023% due 11/01/32  100,000 96,453
4.850% due 02/07/29  250,000 253,180
8.000% due 03/01/32  50,000 57,878
Nevada Power Co.
5.900% due 05/01/53  250,000 247,772
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 72,931
4.685% due 09/01/27  50,000 50,257
4.800% due 12/01/77  100,000 97,721
4.900% due 03/15/29  500,000 507,366
5.050% due 02/28/33  200,000 201,967
5.650% due 05/01/79  100,000 99,920
5.850% due 03/01/56  200,000 195,342
NiSource, Inc.
3.490% due 05/15/27  50,000 49,486

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.950% due 03/30/48  $ 50,000 $ 37,536
4.800% due 02/15/44  100,000 87,651
5.250% due 02/15/43  100,000 92,610
5.850% due 04/01/55  200,000 194,560
Northern States Power Co.
2.600% due 06/01/51  50,000 30,168
4.500% due 06/01/52  75,000 62,676
5.050% due 05/15/35  250,000 251,835
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 87,315
5.900% due 02/01/55  30,000 29,259
Ohio Edison Co.
6.875% due 07/15/36  150,000 167,665
Ohio Power Co.
1.625% due 01/15/31  65,000 56,567
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 38,147
5.400% due 01/15/33  70,000 72,259
Oncor Electric Delivery Co. LLC
3.700% due 11/15/28  100,000 98,493
3.800% due 09/30/47  50,000 37,838
4.150% due 06/01/32  40,000 38,844
4.300% due 05/15/28  100,000 99,990
5.300% due 06/01/42  100,000 95,222
5.550% due 06/15/54  105,000 100,452
Pacific Gas & Electric Co.
2.100% due 08/01/27  200,000 193,911
2.500% due 02/01/31  100,000 89,648
3.300% due 08/01/40  250,000 187,122
3.500% due 08/01/50  45,000 29,778
4.400% due 03/01/32  100,000 96,464
4.950% due 07/01/50  200,000 165,800
5.900% due 10/01/54  25,000 23,313
6.150% due 01/15/33  45,000 47,079
6.400% due 06/15/33  200,000 212,384
6.700% due 04/01/53  105,000 108,791
6.750% due 01/15/53  100,000 103,868
PacifiCorp
2.900% due 06/15/52  80,000 45,611
3.500% due 06/15/29  35,000 33,702
4.125% due 01/15/49  70,000 51,368
5.350% due 12/01/53  300,000 257,534
PECO Energy Co.
2.800% due 06/15/50  45,000 27,881
3.000% due 09/15/49  55,000 35,864
3.900% due 03/01/48  60,000 45,871
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 393,498
4.722% due 06/01/39  50,000 48,780
Piedmont Natural Gas Co., Inc.
4.650% due 08/01/43  35,000 30,522
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 101,988
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 45,383
4.150% due 10/01/45  25,000 20,436
4.150% due 06/15/48  100,000 80,012
4.750% due 07/15/43  50,000 45,004
5.250% due 05/15/53  100,000 92,762
Progress Energy, Inc.
7.750% due 03/01/31  100,000 112,793
Public Service Co. of Colorado
2.700% due 01/15/51  100,000 59,553
a
Principal
Amount Value
3.700% due 06/15/28  $ 50,000 $ 49,348
3.800% due 06/15/47  50,000 37,573
5.150% due 09/15/35  100,000 99,722
5.250% due 04/01/53  115,000 104,156
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 26,653
4.400% due 07/01/28  165,000 165,251
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 87,829
Public Service Electric & Gas Co.
2.050% due 08/01/50  100,000 53,194
3.000% due 03/01/51  100,000 64,109
3.100% due 03/15/32  100,000 92,195
3.200% due 08/01/49  60,000 40,531
4.050% due 05/01/48  25,000 19,725
4.900% due 08/15/35  145,000 143,955
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 88,762
5.200% due 04/01/29  55,000 56,084
5.450% due 04/01/34  55,000 55,856
6.125% due 10/15/33  100,000 105,962
Puget Energy, Inc.
4.224% due 03/15/32  70,000 66,848
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 34,189
5.330% due 06/15/34  115,000 117,575
5.795% due 03/15/40  25,000 25,513
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 84,081
3.750% due 06/01/47  50,000 37,101
4.100% due 06/15/49  100,000 76,781
4.150% due 05/15/48  25,000 19,665
5.400% due 04/15/35  130,000 132,270
Sempra
3.400% due 02/01/28  65,000 63,802
3.800% due 02/01/38  100,000 84,454
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 49,317
Southern California Edison Co.
2.250% due 06/01/30  120,000 108,601
2.850% due 08/01/29  75,000 70,772
2.950% due 02/01/51  120,000 72,282
3.650% due 03/01/28  50,000 49,226
3.650% due 02/01/50  70,000 48,063
3.900% due 03/15/43  50,000 37,910
4.125% due 03/01/48  10,000 7,492
4.500% due 09/01/40  50,000 42,992
5.300% due 03/01/28  200,000 202,872
5.750% due 04/15/54  350,000 325,927
Southern California Gas Co.
5.200% due 06/01/33  200,000 203,911
5.450% due 06/15/35  200,000 205,023
Southern Co.
4.250% due 07/01/36  30,000 27,609
5.700% due 10/15/32  65,000 68,058
6.375% due 03/15/55  300,000 308,681
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  250,000 246,580
Southwest Gas Corp.
3.800% due 09/29/46  50,000 37,805
4.050% due 03/15/32  60,000 57,375
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 128,025

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.900% due 04/01/45  $ 50,000 $ 37,454
4.100% due 09/15/28  50,000 49,698
6.200% due 03/15/40  50,000 52,060
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 72,524
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 59,917
System Energy Resources, Inc.
5.300% due 12/15/34  35,000 34,924
Tampa Electric Co.
4.300% due 06/15/48  50,000 40,503
4.450% due 06/15/49  50,000 40,784
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 86,799
Union Electric Co.
2.625% due 03/15/51  200,000 118,479
3.900% due 04/01/52  30,000 22,594
5.250% due 01/15/54  155,000 143,133
8.450% due 03/15/39  100,000 127,484
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 88,578
2.400% due 03/30/32  50,000 44,160
3.750% due 05/15/27  80,000 79,526
3.800% due 09/15/47  50,000 37,483
4.000% due 11/15/46  20,000 15,411
4.900% due 09/15/35  100,000 97,887
5.000% due 04/01/33  200,000 201,282
5.650% due 03/15/55  300,000 287,899
5.700% due 03/15/56  100,000 96,528
8.875% due 11/15/38  25,000 32,569
Washington Gas Light Co.
3.650% due 09/15/49  25,000 17,627
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 94,462
4.750% due 01/15/28  50,000 50,385
Wisconsin Electric Power Co.
3.950% due 03/01/29  70,000 69,251
4.300% due 10/15/48  10,000 8,166
5.650% due 03/15/56  35,000 34,323
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 98,191
4.950% due 04/01/33  90,000 90,359
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 49,697
4.600% due 06/01/32  35,000 34,401
5.450% due 08/15/33  200,000 204,319
26,946,178
Total Corporate Bonds & Notes
    (Cost $298,633,706) 278,993,385
MORTGAGE-BACKED SECURITIES - 25.3%
Collateralized Mortgage Obligations - Commercial - 1.4%
Bank
1.844% due 03/15/63  131,250 116,691
1.997% due 11/15/53  250,000 220,238
2.470% due 09/15/64  500,000 445,055
2.649% due 01/15/63  200,000 185,147
2.920% due 12/15/52  200,000 188,646
3.175% due 09/15/60  196,209 193,227
Bank5
5.282% due 08/15/63  337,562 344,434
a
Principal
Amount Value
BBCMS Mortgage Trust
2.299% due 02/15/54  $ 300,000 $ 268,309
2.639% due 02/15/53  200,000 184,197
3.662% due 04/15/55 § 300,000 276,928
5.297% due 12/15/58  300,000 304,751
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 222,554
1.925% due 07/15/53  197,917 175,556
2.576% due 11/15/54  350,000 312,148
2.577% due 04/15/54  200,000 179,815
2.732% due 02/15/53  200,000 186,227
4.121% due 07/15/51 § 200,000 197,871
5.184% due 02/15/59  200,000 203,752
5.249% due 01/15/58  54,545 55,683
5.754% due 07/15/56  181,000 189,082
BMO Mortgage Trust
5.317% due 02/15/59  404,412 410,071
CD Mortgage Trust
3.456% due 11/13/50  175,000 172,384
COMM Mortgage Trust
4.228% due 05/10/51  400,000 392,580
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 586,322
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
1.350% due 05/25/30  575,000 515,335
1.406% due 08/25/30  250,000 222,657
1.477% due 04/25/30  107,143 96,882
1.517% due 03/25/30  222,222 201,799
1.547% due 10/25/30  200,000 178,190
1.558% due 04/25/30  140,000 126,814
1.621% due 12/25/30  186,667 166,512
1.872% due 01/25/30  166,667 153,618
2.020% due 03/25/31  250,000 226,273
2.361% due 10/25/36  250,000 202,184
2.524% due 10/25/29  200,000 189,569
2.673% due 09/25/29  200,000 190,681
3.303% due 11/25/27 § 609,000 601,735
3.422% due 02/25/29  196,721 193,011
3.800% due 10/25/32 § 350,000 337,767
3.926% due 06/25/28  100,000 99,520
3.990% due 08/25/33 § 42,000 40,620
4.050% due 07/25/33  318,182 310,082
4.200% due 05/25/33  484,691 477,107
4.290% due 07/25/30 § 300,000 300,653
4.385% due 12/25/35 § 400,000 392,742
4.404% due 04/25/30  200,000 201,109
4.430% due 02/25/33 § 70,370 70,341
5.355% due 01/25/29 § 350,000 360,496
Federal National Mortgage Association-ACES
1.270% due 07/25/30  200,000 177,950
1.465% due 02/25/31 § 245,000 216,306
1.669% due 10/25/31 § 250,000 217,729
1.684% due 11/25/32 § 500,000 428,161
1.821% due 02/25/30  43,570 40,070
2.928% due 01/25/28 § 382,069 374,426
2.980% due 08/25/29  410,816 396,617
2.985% due 12/25/27 § 111,693 109,999
3.061% due 05/25/27 § 121,415 120,168
3.654% due 08/25/30 § 269,936 264,371
4.184% due 07/25/28 § 320,777 320,583
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/53  300,000 257,067

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Morgan Stanley Capital I Trust
2.728% due 05/15/54  $ 250,000 $ 226,689
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 225,327
3.453% due 07/15/50  500,000 493,363
4.184% due 06/15/51  200,000 198,457
15,934,648
Federal Home Loan Mortgage Corp. - 6.4%
1.500% due 02/01/37 - 05/01/51 3,492,164 2,883,351
2.000% due 09/01/35 - 02/01/52 12,753,999 10,791,369
2.500% due 08/01/28 - 04/01/52 14,904,774 12,716,186
3.000% due 09/01/26 - 08/01/52 7,445,240 6,726,536
3.500% due 01/01/29 - 09/01/49 4,472,036 4,209,395
4.000% due 04/01/26 - 01/01/53 3,694,000 3,532,189
4.500% due 05/01/38 - 05/01/53 3,944,417 3,849,951
5.000% due 12/01/31 - 12/01/53 6,593,746 6,563,159
5.500% due 04/01/34 - 09/01/55 5,485,882 5,538,572
6.000% due 04/01/36 - 09/01/55 9,752,243 9,978,504
6.500% due 08/01/37 - 06/01/55 3,045,432 3,163,504
69,952,716
Federal National Mortgage Association - 10.9%
1.500% due 12/01/35 - 11/01/51 8,276,579 6,963,760
2.000% due 11/01/35 - 03/01/52 43,644,429 36,095,836
2.500% due 10/01/27 - 04/01/52 21,273,468 18,332,108
3.000% due 02/01/27 - 04/01/52 13,274,206 11,996,114
3.500% due 10/01/26 - 02/01/53 10,653,545 9,966,078
4.000% due 09/01/38 - 08/01/52 7,354,085 7,046,322
4.500% due 05/01/29 - 03/01/53 4,278,644 4,180,858
5.000% due 04/01/34 - 02/01/56 4,844,093 4,813,546
5.500% due 11/01/33 - 11/01/55 10,428,886 10,518,809
6.000% due 09/01/34 - 08/01/54 4,817,336 4,936,583
6.440% (RFUCC + 1.690%)
due 08/01/39 § 1,333 1,376
6.500% due 09/01/36 - 08/01/54 3,723,770 3,860,614
6.577% (RFUCC + 1.695%)
due 06/01/38 § 652 668
118,712,672
Government National Mortgage Association - 5.7%
due 04/20/56 # 400,000 402,610
due 04/20/56 # 900,000 891,483
due 04/20/56 # 500,000 413,164
2.000% due 10/20/50 - 03/20/52 10,519,387 8,702,532
2.500% due 01/20/43 - 04/20/52 11,062,622 9,545,728
3.000% due 08/20/42 - 08/20/52 8,160,455 7,351,297
3.500% due 10/15/41 - 10/20/52 6,593,482 6,175,734
4.000% due 06/15/39 - 11/20/52 5,054,444 4,814,403
4.500% due 02/15/39 - 10/20/55 4,962,235 4,842,272
5.000% due 05/15/36 - 06/20/55 5,979,899 5,956,132
5.500% due 04/15/37 - 06/20/55 7,224,211 7,304,808
6.000% due 01/15/38 - 06/20/55 3,973,631 4,055,318
6.500% due 10/15/38 - 04/20/55 1,847,543 1,924,007
62,379,488
Uniform Mortgage-Backed Securities - 0.9%
due 04/01/56 # 800,000 772,192
due 04/01/56 # 725,000 750,128
due 04/01/56 # 1,250,000 1,274,355
due 04/01/56 # 2,575,000 2,587,263
a
Principal
Amount Value
due 04/01/56 # $ 4,700,000 $ 4,635,897
10,019,835
Total Mortgage-Backed Securities
    (Cost $300,007,080) 276,999,359
ASSET-BACKED SECURITIES - 0.4%
Automobile Sequential - 0.2%
BMW Vehicle Lease Trust
4.430% due 06/26/28  100,000 100,369
CarMax Auto Owner Trust
4.350% due 07/15/30  50,000 50,145
4.600% due 10/15/29  97,000 97,546
4.840% due 01/15/30  75,000 75,549
Carvana Auto Receivables Trust
4.140% due 12/10/30  190,000 189,312
Ford Credit Auto Owner Trust
3.910% due 04/15/30  91,000 90,756
Ford Credit Floorplan Master Owner Trust A
4.060% due 09/15/30  129,000 128,795
GM Financial Consumer Automobile Receivables
Trust
4.180% due 08/16/30  38,000 38,140
4.620% due 12/17/29  133,000 133,782
Honda Auto Receivables Owner Trust
4.150% due 10/15/29  68,000 68,075
Hyundai Auto Receivables Trust
3.990% due 09/16/30  100,000 99,816
Mercedes-Benz Auto Lease Trust
3.880% due 04/16/29  200,000 199,027
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  75,000 75,614
Nissan Auto Lease Trust
4.750% due 03/15/28  90,000 90,640
Toyota Auto Receivables Owner Trust
4.110% due 03/15/30  100,000 100,157
4.340% due 11/15/29  88,000 88,369
Volkswagen Auto Lease Trust
4.500% due 06/20/28  90,000 90,503
Volkswagen Auto Loan Enhanced Trust
3.920% due 03/20/30  80,000 79,638
World Omni Auto Receivables Trust
3.950% due 03/17/31  83,000 82,593
1,878,826
Credit Card Bullet - 0.1%
American Express Credit Account Master Trust
4.560% due 12/17/29  300,000 302,559
BA Credit Card Trust
4.930% due 05/15/29  350,000 353,744
Chase Issuance Trust
4.160% due 07/15/30  233,000 233,748
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 275,249
Synchrony Card Funding LLC
4.490% due 05/15/31  200,000 201,345
WF Card Issuance Trust
4.290% due 10/15/29  99,000 99,453
1,466,098
Other Asset-Backed Securities - 0.1%
John Deere Owner Trust
4.170% due 12/17/29  200,000 200,536

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Verizon Master Trust
5.340% due 04/22/30  $ 300,000 $ 304,101
504,637
Total Asset-Backed Securities
    (Cost $3,866,751) 3,849,561
U.S. GOVERNMENT AGENCY ISSUES - 0.6%
Federal Home Loan Banks
3.250% due 11/16/28  1,000,000 986,135
4.750% due 04/09/27  1,470,000 1,484,846
5.500% due 07/15/36  100,000 108,964
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 530,334
Federal National Mortgage Association
0.750% due 10/08/27  800,000 764,094
0.875% due 08/05/30  500,000 439,627
5.625% due 07/15/37  100,000 108,934
6.625% due 11/15/30  500,000 555,982
7.125% due 01/15/30  525,000 584,029
Tennessee Valley Authority
3.500% due 12/15/42  100,000 83,413
3.875% due 03/15/28  318,000 318,427
4.250% due 09/15/65  200,000 164,935
5.250% due 09/15/39  25,000 26,247
5.375% due 04/01/56  50,000 50,441
7.125% due 05/01/30  50,000 55,928
Total U.S. Government Agency Issues
    (Cost $6,493,517) 6,262,336
U.S. TREASURY OBLIGATIONS - 45.5%
U.S. Treasury Bonds - 9.8%
1.125% due 05/15/40  1,750,000 1,102,979
1.125% due 08/15/40  1,700,000 1,060,375
1.250% due 05/15/50  1,850,000 878,533
1.375% due 11/15/40  3,000,000 1,933,418
1.375% due 08/15/50  3,600,000 1,761,117
1.625% due 11/15/50  2,100,000 1,096,102
1.750% due 08/15/41  2,750,000 1,839,438
1.875% due 02/15/41  4,100,000 2,841,893
1.875% due 02/15/51  3,100,000 1,721,953
1.875% due 11/15/51  2,400,000 1,319,156
2.000% due 02/15/50  2,250,000 1,310,449
2.000% due 08/15/51  4,200,000 2,392,852
2.250% due 05/15/41  4,200,000 3,062,309
2.250% due 08/15/46  2,150,000 1,401,951
2.250% due 08/15/49  1,350,000 840,006
2.250% due 02/15/52  2,700,000 1,628,068
2.375% due 02/15/42  3,250,000 2,369,580
2.375% due 11/15/49  1,950,000 1,242,896
2.375% due 05/15/51  3,500,000 2,190,439
2.500% due 02/15/46  1,600,000 1,104,250
2.500% due 05/15/46  1,000,000 687,344
2.750% due 08/15/42  450,000 344,285
2.750% due 11/15/42  1,850,000 1,407,807
2.750% due 11/15/47  1,100,000 776,230
2.875% due 08/15/45  1,000,000 742,773
2.875% due 05/15/49  1,275,000 906,844
2.875% due 05/15/52  2,750,000 1,907,759
3.000% due 05/15/42  1,075,000 857,145
a
Principal
Amount Value
3.000% due 05/15/45  $ 250,000 $ 190,332
3.000% due 02/15/47  500,000 372,695
3.000% due 05/15/47  700,000 520,461
3.000% due 02/15/48  2,000,000 1,475,391
3.000% due 08/15/48  1,500,000 1,101,270
3.000% due 02/15/49  2,000,000 1,461,328
3.000% due 08/15/52  3,000,000 2,133,340
3.125% due 11/15/41  975,000 798,205
3.125% due 02/15/43  1,000,000 801,016
3.125% due 08/15/44  600,000 470,555
3.125% due 05/15/48  1,700,000 1,279,848
3.250% due 05/15/42  2,000,000 1,648,516
3.375% due 08/15/42  1,250,000 1,044,580
3.625% due 08/15/43  1,525,000 1,302,862
3.625% due 02/15/44  500,000 424,883
3.625% due 02/15/53  3,350,000 2,689,422
3.625% due 05/15/53  3,500,000 2,807,246
3.750% due 08/15/41  1,300,000 1,159,844
3.750% due 11/15/43  1,000,000 866,797
3.875% due 02/15/43  750,000 666,650
3.875% due 05/15/43  2,500,000 2,216,504
4.000% due 11/15/52  2,200,000 1,890,711
4.125% due 08/15/53  1,000,000 877,266
4.250% due 11/15/40  750,000 715,400
4.250% due 02/15/54  4,000,000 3,583,828
4.375% due 05/15/40  1,025,000 996,012
4.375% due 05/15/41  775,000 746,694
4.375% due 08/15/43  1,000,000 944,199
4.500% due 02/15/36  1,750,000 1,785,615
4.500% due 05/15/38  500,000 503,809
4.500% due 08/15/39  700,000 693,656
4.500% due 02/15/44  1,750,000 1,674,155
4.625% due 05/15/54  750,000 715,312
4.625% due 02/15/55  4,000,000 3,816,094
4.625% due 11/15/55  1,000,000 955,625
4.750% due 02/15/41  1,350,000 1,357,910
4.750% due 11/15/43  750,000 741,211
4.750% due 02/15/45  2,000,000 1,965,703
4.750% due 11/15/53  750,000 729,434
4.750% due 05/15/55  4,800,000 4,675,312
4.750% due 08/15/55  3,250,000 3,167,734
4.875% due 08/15/45  3,000,000 2,990,859
5.000% due 05/15/45  3,873,900 3,925,350
5.375% due 02/15/31  1,100,000 1,169,309
106,780,894
U.S. Treasury Notes - 35.7%
0.500% due 06/30/27  1,000,000 960,078
0.500% due 10/31/27  2,000,000 1,898,477
0.625% due 12/31/27  3,000,000 2,838,750
0.625% due 05/15/30  2,350,000 2,058,820
0.625% due 08/15/30  3,400,000 2,953,152
0.750% due 01/31/28  2,500,000 2,364,990
0.875% due 11/15/30  4,250,000 3,705,137
1.000% due 07/31/28  2,000,000 1,875,703
1.125% due 02/29/28  2,750,000 2,614,756
1.125% due 08/31/28  2,750,000 2,580,811
1.125% due 02/15/31  3,500,000 3,069,062
1.250% due 03/31/28  4,000,000 3,804,531
1.250% due 04/30/28  2,500,000 2,372,852
1.250% due 05/31/28  3,000,000 2,841,562
1.250% due 06/30/28  1,500,000 1,417,969
1.250% due 09/30/28  3,000,000 2,817,832
1.250% due 08/15/31  5,500,000 4,774,795

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.375% due 10/31/28  $ 4,000,000 $ 3,762,109
1.375% due 12/31/28  2,400,000 2,248,266
1.375% due 11/15/31  5,500,000 4,770,713
1.500% due 11/30/28  2,500,000 2,354,443
1.625% due 08/15/29  2,000,000 1,861,523
1.625% due 05/15/31  6,000,000 5,352,422
1.750% due 01/31/29  1,500,000 1,417,061
1.875% due 02/28/29  2,000,000 1,893,555
1.875% due 02/15/32  3,500,000 3,104,404
2.250% due 08/15/27  4,200,000 4,112,063
2.250% due 11/15/27  2,300,000 2,243,129
2.375% due 03/31/29  2,675,000 2,565,858
2.375% due 05/15/29  1,000,000 957,598
2.625% due 05/31/27  2,500,000 2,466,553
2.625% due 02/15/29  2,750,000 2,661,001
2.625% due 07/31/29  2,000,000 1,923,945
2.750% due 04/30/27  2,000,000 1,978,546
2.750% due 07/31/27  1,500,000 1,479,170
2.750% due 02/15/28  3,500,000 3,433,418
2.750% due 05/31/29  2,000,000 1,935,625
2.750% due 08/15/32  3,000,000 2,775,352
2.875% due 05/15/28  2,500,000 2,452,930
2.875% due 08/15/28  1,750,000 1,713,359
2.875% due 04/30/29  2,000,000 1,944,727
2.875% due 05/15/32  3,500,000 3,274,072
3.125% due 08/31/27  2,500,000 2,475,830
3.125% due 11/15/28  3,000,000 2,948,320
3.125% due 08/31/29  1,500,000 1,464,961
3.250% due 06/30/27  3,000,000 2,979,492
3.250% due 06/30/29  1,750,000 1,718,521
3.375% due 11/30/27  2,000,000 1,985,391
3.375% due 12/31/27  2,750,000 2,729,106
3.375% due 05/15/33  4,250,000 4,049,287
3.500% due 09/30/27  3,000,000 2,985,645
3.500% due 10/31/27  1,000,000 994,805
3.500% due 01/31/28  2,100,000 2,088,188
3.500% due 04/30/28  2,500,000 2,484,473
3.500% due 10/15/28  3,000,000 2,977,031
3.500% due 03/15/29  3,000,000 2,973,633
3.500% due 09/30/29  2,500,000 2,470,361
3.500% due 01/31/30  1,500,000 1,479,375
3.500% due 04/30/30  1,750,000 1,723,716
3.500% due 11/30/30  4,000,000 3,926,719
3.500% due 02/28/31  2,500,000 2,451,660
3.500% due 02/15/33  4,750,000 4,571,133
3.625% due 08/31/27  2,500,000 2,492,822
3.625% due 03/31/28  3,250,000 3,238,701
3.625% due 05/31/28  3,500,000 3,486,738
3.625% due 08/31/29  3,500,000 3,473,682
3.625% due 03/31/30  2,000,000 1,979,648
3.625% due 08/31/30  2,500,000 2,469,580
3.625% due 09/30/30  3,000,000 2,962,910
3.625% due 10/31/30  1,000,000 987,207
3.625% due 12/31/30  2,000,000 1,973,008
3.750% due 04/30/27  1,000,000 999,681
3.750% due 06/30/27  3,000,000 2,997,949
3.750% due 04/15/28  1,750,000 1,747,847
3.750% due 12/31/28  2,750,000 2,744,897
3.750% due 01/31/31  2,000,000 1,983,125
3.750% due 10/31/32  2,500,000 2,448,242
3.875% due 05/31/27  13,000,000 13,009,648
3.875% due 07/31/27  7,000,000 7,003,555
3.875% due 11/30/27  2,500,000 2,501,758
a
Principal
Amount Value
3.875% due 12/31/27  $ 1,500,000 $ 1,501,201
3.875% due 03/31/28  3,000,000 3,004,570
3.875% due 07/15/28  3,000,000 3,003,926
3.875% due 09/30/29  1,500,000 1,500,381
3.875% due 04/30/30  2,500,000 2,497,559
3.875% due 06/30/30  1,500,000 1,497,861
3.875% due 03/31/31  3,000,000 2,990,508
3.875% due 08/31/32  3,000,000 2,962,793
3.875% due 12/31/32  2,000,000 1,971,211
3.875% due 08/15/33  2,000,000 1,963,711
3.875% due 08/15/34  1,000,000 974,707
4.000% due 06/30/28  2,750,000 2,761,924
4.000% due 01/31/29  3,000,000 3,014,004
4.000% due 07/31/29  3,000,000 3,013,828
4.000% due 10/31/29  1,500,000 1,506,182
4.000% due 02/28/30  2,000,000 2,007,734
4.000% due 05/31/30  20,000,000 20,070,312
4.000% due 07/31/30  1,750,000 1,755,811
4.000% due 01/31/31  1,500,000 1,503,369
4.000% due 04/30/32  3,000,000 2,989,277
4.000% due 02/15/34  5,750,000 5,672,734
4.000% due 11/15/35  500,000 487,773
4.125% due 09/30/27  1,000,000 1,004,238
4.125% due 10/31/27  3,000,000 3,012,715
4.125% due 11/15/27  1,500,000 1,506,621
4.125% due 07/31/28  2,000,000 2,014,023
4.125% due 10/31/29  1,500,000 1,512,480
4.125% due 11/30/29  3,000,000 3,025,137
4.125% due 08/31/30  1,750,000 1,763,740
4.125% due 07/31/31  2,000,000 2,013,203
4.125% due 11/30/31  1,750,000 1,758,887
4.125% due 02/29/32  1,500,000 1,505,801
4.125% due 03/31/32  2,000,000 2,007,305
4.125% due 11/15/32  3,450,000 3,451,887
4.250% due 01/15/28  1,000,000 1,007,188
4.250% due 02/15/28  3,000,000 3,023,320
4.250% due 02/28/29  5,000,000 5,058,105
4.250% due 06/30/29  2,000,000 2,024,687
4.250% due 01/31/30  3,000,000 3,038,203
4.250% due 02/28/31  2,000,000 2,026,211
4.250% due 06/30/31  2,000,000 2,025,430
4.250% due 03/31/33  5,000,000 5,034,766
4.250% due 11/15/34  1,000,000 999,902
4.250% due 05/15/35  7,500,000 7,481,396
4.250% due 08/15/35  4,500,000 4,483,828
4.375% due 07/15/27  2,500,000 2,517,383
4.375% due 08/31/28  2,500,000 2,531,641
4.375% due 11/30/28  2,500,000 2,534,961
4.375% due 12/31/29  2,500,000 2,542,627
4.375% due 11/30/30  1,750,000 1,781,924
4.375% due 01/31/32  2,000,000 2,034,375
4.375% due 05/15/34  4,500,000 4,548,076
4.500% due 05/31/29  2,000,000 2,039,063
4.500% due 12/31/31  1,000,000 1,023,945
4.500% due 11/15/33  2,500,000 2,552,246
4.625% due 09/30/28  2,500,000 2,548,145
4.625% due 04/30/29  3,000,000 3,068,437
4.625% due 04/30/31  1,500,000 1,544,766
4.625% due 05/31/31  1,000,000 1,029,863
4.625% due 02/15/35  5,000,000 5,130,957
4.875% due 10/31/28  2,000,000 2,051,289

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.875% due 10/31/30  $ 2,000,000 $ 2,078,164
390,598,075
Total U.S. Treasury Obligations
    (Cost $529,657,969) 497,378,969
FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
3.750% due 04/26/28
300,000
299,775
4.000% due 03/18/30
145,000
145,753
Chile Government (Chile)
2.550% due 07/27/33
250,000
213,350
3.500% due 01/31/34
200,000
180,850
3.860% due 06/21/47
300,000
234,390
4.950% due 01/05/36
200,000
198,062
Export Development Canada (Canada)
3.000% due 05/25/27
200,000
198,096
3.750% due 09/07/27
100,000
99,869
3.875% due 02/14/28
100,000
100,078
Export-Import Bank of Korea (South Korea)
5.000% due 01/11/28
150,000
152,537
5.125% due 01/11/33
200,000
208,231
Indonesia Government (Indonesia)
2.850% due 02/14/30
200,000
186,007
3.550% due 03/31/32
200,000
185,372
4.200% due 10/15/50
300,000
232,845
4.550% due 01/11/28
200,000
200,428
4.900% due 04/16/36
150,000
143,608
5.600% due 01/15/35
200,000
203,698
Israel Government (Israel)
2.750% due 07/03/30
200,000
183,618
5.000% due 01/13/36
200,000
192,966
5.500% due 03/12/34
200,000
202,835
5.625% due 02/19/35
200,000
203,718
Japan Bank for International Cooperation (Japan)
1.250% due 01/21/31
200,000
175,169
1.875% due 04/15/31
200,000
178,963
3.250% due 07/20/28
200,000
196,762
4.375% due 01/23/36
100,000
98,324
4.625% due 07/19/28
200,000
202,841
Japan International Cooperation Agency (Japan)
3.375% due 06/12/28
200,000
197,191
Korea Development Bank (South Korea)
4.000% due 01/28/31
150,000
148,718
4.500% due 02/15/29
250,000
253,117
4.875% due 02/03/30
200,000
204,870
Korea International (South Korea)
1.750% due 10/15/31
200,000
177,259
Mexico Government (Mexico)
2.659% due 05/24/31
200,000
177,030
3.500% due 02/12/34
200,000
170,800
4.280% due 08/14/41
200,000
156,950
4.500% due 01/31/50
200,000
147,480
4.600% due 01/23/46
250,000
192,225
4.600% due 02/10/48
200,000
150,970
4.750% due 04/27/32
350,000
336,691
4.750% due 03/08/44
264,000
212,217
6.400% due 05/07/54
500,000
469,425
6.625% due 01/29/38
200,000
204,300
6.750% due 09/27/34
225,000
239,445
6.875% due 05/13/37 †
300,000
315,000
Panama Government (Panama)
3.870% due 07/23/60
200,000
130,658
a
Principal
Amount Value
4.500% due 05/15/47
$ 350,000
$ 276,080
6.400% due 02/14/35
265,000
275,685
6.700% due 01/26/36
100,000
105,716
8.000% due 03/01/38
200,000
229,470
8.875% due 09/30/27
100,000
106,384
Peruvian Government (Peru)
2.780% due 12/01/60
200,000
105,970
2.783% due 01/23/31
300,000
274,080
3.300% due 03/11/41
250,000
188,975
5.375% due 02/08/35
70,000
69,968
5.500% due 03/30/36
111,000
110,767
Philippine Government (Philippines)
1.648% due 06/10/31
200,000
171,636
2.950% due 05/05/45
200,000
133,934
3.000% due 02/01/28
200,000
194,891
4.750% due 03/05/35
100,000
96,342
5.000% due 01/27/36
150,000
146,080
5.900% due 02/04/50
200,000
200,678
6.375% due 10/23/34
250,000
269,195
7.750% due 01/14/31
200,000
224,740
Province of Alberta Canada (Canada)
1.300% due 07/22/30
250,000
223,356
4.500% due 01/24/34
150,000
150,810
Province of British Columbia (Canada)
1.300% due 01/29/31
500,000
439,746
4.200% due 07/06/33
100,000
98,743
4.800% due 06/11/35
225,000
229,024
4.900% due 04/24/29
200,000
205,597
Province of Manitoba Canada (Canada)
1.500% due 10/25/28
155,000
145,922
Province of New Brunswick Canada (Canada)
3.625% due 02/24/28
50,000
49,734
Province of Ontario (Canada)
1.050% due 05/21/27
200,000
193,817
2.000% due 10/02/29
100,000
93,696
2.125% due 01/21/32
150,000
133,975
3.800% due 01/29/29
165,000
164,598
3.900% due 09/04/30
400,000
398,333
4.850% due 06/11/35
90,000
92,225
Province of Quebec (Canada)
1.350% due 05/28/30
50,000
44,946
3.625% due 04/13/28
200,000
199,000
3.875% due 01/14/31
150,000
148,953
4.250% due 09/05/34
100,000
98,327
4.500% due 04/03/29
200,000
203,278
4.625% due 08/28/35
133,000
133,571
7.500% due 09/15/29
75,000
83,420
Republic of Italy Government (Italy)
3.875% due 05/06/51
200,000
146,922
4.000% due 10/17/49
200,000
152,672
Republic of Poland Government (Poland)
4.875% due 02/12/30
100,000
102,274
5.125% due 09/18/34
250,000
251,578
5.500% due 11/16/27
250,000
255,335
5.500% due 03/18/54
145,000
134,458
State of Israel (Israel)
3.375% due 01/15/50
500,000
323,768
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27
200,000
199,650
4.250% due 02/01/29
200,000
201,932
Uruguay Government (Uruguay)
4.125% due 11/20/45
143,467
122,506
4.375% due 10/27/27
133,333
133,747

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.100% due 06/18/50
$ 200,000
$ 183,980
5.750% due 10/28/34
200,000
209,260
Total Foreign Government Bonds & Notes
    (Cost $19,258,164) 17,832,235
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,228
Bay Area Toll Authority
6.263% due 04/01/49  25,000 26,117
7.043% due 04/01/50  50,000 56,343
California State University
2.975% due 11/01/51  50,000 32,780
5.183% due 11/01/53  200,000 186,012
Central Puget Sound Regional Transit Authority
5.491% due 11/01/39  25,000 25,406
Chicago O'Hare International Airport
4.472% due 01/01/49  30,000 26,116
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.899% due 12/01/40  85,938 96,036
City of Atlanta Water & Wastewater Revenue
2.257% due 11/01/35  100,000 84,337
City of Houston
3.961% due 03/01/47  50,000 42,273
City of New York
5.517% due 10/01/37  40,000 40,427
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 101,811
5.456% due 12/01/39  25,000 25,313
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 138,475
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 135,490
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 85,202
Dallas Independent School District
6.450% due 02/15/35  50,000 50,973
Empire State Development Corp.
5.770% due 03/15/39  15,000 15,352
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 113,756
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 174,073
Louisiana Local Government Environmental
Facilities & Community Development Authority
Class A3
5.198% due 12/01/39  300,000 305,309
Metropolitan Transportation Authority
6.668% due 11/15/39  55,000 58,800
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 26,831
6.655% due 04/01/57  93,000 100,455
New Jersey Economic Development Authority
7.425% due 02/15/29  93,000 97,558
New Jersey Turnpike Authority
7.102% due 01/01/41  100,000 115,474
New York City Municipal Water Finance Authority
5.952% due 06/15/42  50,000 51,279
6.011% due 06/15/42  10,000 10,314
a
Principal
Amount Value
Pennsylvania Turnpike Commission
5.511% due 12/01/45  $ 75,000 $ 74,291
Permanent University Fund - University of Texas
System
3.376% due 07/01/47  185,000 139,512
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 161,462
4.031% due 09/01/48  50,000 40,855
4.229% due 10/15/57  30,000 24,549
4.458% due 10/01/62  100,000 83,951
5.647% due 11/01/40  150,000 156,953
Regents of the University of California Medical
Center Pooled Revenue
4.132% due 05/15/32  100,000 98,469
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 9,902
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 45,777
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 50,588
State Board of Administration Finance Corp.
2.154% due 07/01/30  100,000 92,083
State of California
1.700% due 02/01/28  200,000 192,428
3.500% due 04/01/28  100,000 99,277
5.125% due 03/01/38  200,000 200,856
7.300% due 10/01/39  100,000 114,977
7.500% due 04/01/34  50,000 57,480
7.600% due 11/01/40  270,000 324,198
7.625% due 03/01/40  40,000 47,645
State of Texas
5.517% due 04/01/39  93,731 96,111
State of Wisconsin
3.154% due 05/01/27  250,000 248,106
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,442
University of California
4.767% due 05/15/15  75,000 60,128
4.858% due 05/15/12  100,000 81,709
University of Michigan
3.599% due 04/01/47  80,000 65,971
4.454% due 04/01/22  100,000 77,646
Total Municipal Bonds
    (Cost $5,477,887) 4,918,906
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $1,163,395,074) 1,086,234,751
Shares
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.520% 170,183 170,183

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Principal
Amount Value
Repurchase Agreements - 0.1%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$851,734; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $868,769) $ 851,647 $ 851,647
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$390,399; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $400,086) 389,792 389,792
1,241,439
Total Securities Lending Collateral
(Cost $1,411,622) 1,411,622
a
TOTAL INVESTMENTS - 99.5%
(Cost $1,164,806,696) 1,087,646,373
OTHER ASSETS & LIABILITIES, NET - 0.5% 5,649,314
NET ASSETS - 100.0% $ 1,093,295,687

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 3,314
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Industrial - 0.1%
spacing
Luxco Co. Ltd. * Ω (France)  6,969 118,612
Total Common Stocks
    (Cost $166,697) 121,926
Principal
Amount
CORPORATE BONDS & NOTES - 98.6%
Basic Materials - 5.7%
Ahlstrom Holding 3 OYJ (Finland)
4.875% due 02/04/28 ~ $ 100,000 97,783
Alcoa Nederland Holding BV
6.125% due 05/15/28 ~ 87,000 86,675
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 150,000 133,909
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 266,000 271,621
6.375% due 09/15/32 ~ 204,000 209,705
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 20,000 20,848
11.500% due 10/01/31 ~ 125,000 135,219
Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/31 ~ 120,000 125,636
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV
4.750% due 06/15/27 ~ 240,000 238,520
Capstone Copper Corp. (Canada)
6.750% due 03/31/33 ~ 38,000 37,785
Carpenter Technology Corp.
5.625% due 03/01/34 ~ 81,000 80,355
Celanese U.S. Holdings LLC
6.500% due 04/15/30  6,000 6,127
6.750% due 04/15/33 † 283,000 290,526
6.850% due 11/15/28  108,000 112,378
7.000% due 02/15/31  108,000 110,976
7.050% due 11/15/30  123,000 130,109
7.200% due 11/15/33  103,000 109,971
7.330% due 07/15/29  221,000 230,836
7.375% due 02/15/34 † 152,000 155,859
7.379% due 07/15/32 † 347,000 362,505
Century Aluminum Co.
6.875% due 08/01/32 ~ 111,000 114,633
Cerdia Finanz GmbH (Germany)
9.375% due 10/03/31 ~ 158,000 157,294
Champion Iron Canada, Inc. (Canada)
7.875% due 07/15/32 ~ 16,000 16,632
Chemours Co.
4.625% due 11/15/29 ~ 20,000 18,773
5.750% due 11/15/28 ~ 38,000 37,655
7.875% due 03/15/34 ~ 28,000 28,019
8.000% due 01/15/33 ~ 303,000 304,882
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ 209,000 199,606
4.875% due 03/01/31 ~ 150,000 134,877
a
Principal
Amount Value
6.250% due 10/01/40  $ 100,000 $ 79,068
6.750% due 04/15/30 ~ 212,000 206,964
6.875% due 11/01/29 ~ 100,000 100,058
7.000% due 03/15/32 ~ 163,000 157,915
7.375% due 05/01/33 ~ 297,000 290,790
7.500% due 09/15/31 ~ 14,000 13,977
7.625% due 01/15/34 ~ 184,000 179,937
Coeur Mining, Inc.
5.125% due 02/15/29 ~ 108,000 107,025
Commercial Metals Co.
3.875% due 02/15/31  92,000 84,794
4.375% due 03/15/32  179,000 165,688
5.750% due 11/15/33 ~ 26,000 25,751
6.000% due 12/15/35 ~ 261,000 257,575
Compass Minerals International, Inc.
8.000% due 07/01/30 ~ 198,000 205,042
Consolidated Energy Finance SA (Switzerland)
5.625% due 10/15/28 ~ 150,000 139,875
12.000% due 02/15/31 ~ 50,000 49,313
Constellium SE
3.750% due 04/15/29 ~ 195,000 186,137
5.625% due 06/15/28 ~ 126,000 125,454
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/28 ~ 188,000 187,470
Domtar Corp.
6.750% due 10/01/28 ~ 95,000 61,856
Element Solutions, Inc.
3.875% due 09/01/28 ~ 67,000 65,277
FMC Corp.
3.450% due 10/01/29  208,000 185,993
4.500% due 10/01/49  100,000 62,014
5.650% due 05/18/33 † 86,000 76,187
6.375% due 05/18/53  74,000 55,848
8.450% due 11/01/55  149,000 96,069
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ 136,000 128,621
4.500% due 09/15/27 ~ 200,000 198,225
6.125% due 04/15/32 ~ 229,000 234,205
HB Fuller Co.
4.250% due 10/15/28  105,000 101,476
Hecla Mining Co.
7.250% due 02/15/28  131,000 130,986
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 50,000 42,076
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 9,000 9,002
Huntsman International LLC
2.950% due 06/15/31  139,000 115,462
4.500% due 05/01/29  162,000 151,649
5.700% due 10/15/34  115,000 105,902
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/28 ~ 16,000 16,029
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 30,000 29,023
7.500% due 04/15/29 ~ 254,000 246,646
INEOS Quattro Finance 2 PLC (United Kingdom)
9.625% due 03/15/29 ~ 150,000 123,563
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 145,421
Ingevity Corp.
3.875% due 11/01/28 ~ 8,000 7,686
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 122,812

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
11.500% due 06/15/29 ~ $ 13,783 $ 11,419
JW Aluminum Continuous Cast Co.
10.250% due 04/01/30 ~ 131,000 135,674
Kaiser Aluminum Corp.
5.875% due 03/01/34 ~ 236,000 232,016
Magnera Corp.
4.750% due 11/15/29 ~ 126,000 113,882
7.250% due 11/15/31 ~ † 239,000 221,482
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 133,000 124,040
Mercer International, Inc. (Germany)
5.125% due 02/01/29  182,000 94,843
12.875% due 10/01/28 ~ 50,000 31,628
Methanex Corp. (Canada)
5.125% due 10/15/27  312,000 310,240
5.650% due 12/01/44  200,000 179,662
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 28,000 28,661
Mineral Resources Ltd. (Australia)
7.000% due 04/01/31 ~ 21,000 21,479
8.000% due 11/01/27 ~ 249,000 252,404
8.500% due 05/01/30 ~ 233,000 239,723
9.250% due 10/01/28 ~ 172,000 178,368
Novelis Corp.
3.875% due 08/15/31 ~ 195,000 173,876
4.750% due 01/30/30 ~ 225,000 213,022
6.375% due 08/15/33 ~ 86,000 84,426
6.875% due 01/30/30 ~ 309,000 311,920
Nufarm Australia Ltd./Nufarm Americas, Inc.
(Australia)
5.000% due 01/27/30 ~ 161,000 144,709
Olin Corp.
5.000% due 02/01/30  46,000 44,094
5.625% due 08/01/29  161,000 159,166
6.625% due 04/01/33 ~ 219,000 214,505
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 214,000 204,554
6.750% due 08/01/32 ~ 294,000 280,282
7.250% due 06/15/31 ~ 24,000 23,466
7.250% due 02/15/33 ~ 292,000 278,856
Perenti Finance Pty. Ltd. (Australia)
7.500% due 04/26/29 ~ 141,000 144,839
Perimeter Holdings LLC
6.250% due 01/15/34 ~ 17,000 16,690
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 161,000 165,846
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 261,000 258,177
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 251,000 244,985
SNF Group SACA (France)
3.375% due 03/15/30 ~ 88,000 81,459
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 ~ 79,000 77,976
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 60,000 62,629
Tronox, Inc.
4.625% due 03/15/29 ~ † 330,000 264,607
WR Grace Holdings LLC
5.625% due 08/15/29 ~ 92,000 84,703
6.625% due 08/15/32 ~ 72,000 70,220
7.000% due 08/01/33 ~ 142,000 138,028
a
Principal
Amount Value
7.375% due 03/01/31 ~ $ 116,000 $ 116,389
15,069,520
Communications - 16.4%
Acuris Finance U.S., Inc./Acuris Finance SARL
9.000% due 08/01/29 ~ 84,000 86,620
Advantage Sales & Marketing, Inc.
9.000% due 11/15/30 ~ 153,583 114,419
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 600,000 420,726
9.625% due 07/15/27 ~ 100,000 74,343
Altice France Lux 3/Altice Holdings 1
(Luxembourg)
10.000% due 01/15/33 ~ 200,000 181,998
Altice France SA (France)
6.500% due 10/15/31 ~ 53,466 50,764
6.500% due 04/15/32 ~ 192,098 182,184
6.875% due 10/15/30 ~ 301,460 288,631
6.875% due 07/15/32 ~ 273,476 259,374
9.500% due 11/01/29 ~ 266,769 269,760
AMC Networks, Inc.
4.250% due 02/15/29  25,000 21,090
10.250% due 01/15/29 ~ 238,000 253,157
10.500% due 07/15/32 ~ 108,000 106,697
ANGI Group LLC
3.875% due 08/15/28 ~ 22,000 19,606
APLD ComputeCo 2 LLC
6.750% due 03/15/31 ~ 229,000 227,475
APLD ComputeCo LLC
9.250% due 12/15/30 ~ 442,000 455,791
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 193,000 186,603
6.125% due 12/01/28 ~ 5,000 4,792
Bell Telephone Co. of Canada or Bell Canada
(Canada)
6.875% due 09/15/55  149,000 150,799
7.000% due 09/15/55  196,000 200,687
Belo Corp.
7.250% due 09/15/27  119,000 123,080
Black Pearl Compute LLC
6.125% due 02/15/31 ~ 278,000 283,295
Block Communications, Inc.
10.250% due 03/01/31 ~ 50,000 45,796
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 104,000 102,726
Cable One, Inc.
4.000% due 11/15/30 ~ † 126,000 87,857
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 723,000 659,437
4.250% due 01/15/34 ~ † 228,000 195,265
4.500% due 08/15/30 ~ † 783,000 732,182
4.500% due 05/01/32 † 619,000 553,501
4.500% due 06/01/33 ~ 170,000 148,127
4.750% due 03/01/30 ~ 189,000 179,456
4.750% due 02/01/32 ~ 104,000 94,116
5.000% due 02/01/28 ~ 463,000 459,479
5.125% due 05/01/27 ~ 234,000 233,890
5.375% due 06/01/29 ~ 173,000 170,729
6.375% due 09/01/29 ~ 381,000 382,413
7.000% due 02/01/33 ~ 289,000 290,083
7.375% due 03/01/31 ~ † 200,000 203,714
7.375% due 02/01/36 ~ † 494,000 492,390

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ciena Corp.
4.000% due 01/31/30 ~ $ 180,000 $ 171,350
Cipher Compute LLC
7.125% due 11/15/30 ~ 301,000 312,221
Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/31 ~ 324,000 339,653
7.500% due 06/01/29 ~ 183,000 183,877
7.500% due 03/15/33 ~ 39,000 41,330
7.875% due 04/01/30 ~ 264,000 276,463
CMG Media Corp.
8.875% due 06/18/29 ~ 193,000 167,837
Cogent Communications Group LLC/Cogent
Finance, Inc.
6.500% due 07/01/32 ~ † 210,000 183,338
7.000% due 06/15/27 ~ 114,000 112,670
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 462,000 485,927
Connect Holding II LLC
10.500% due 04/03/31 ~ 473,000 470,558
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 117,711
4.125% due 12/01/30 ~ 231,000 138,877
4.500% due 11/15/31 ~ 235,000 139,684
4.625% due 12/01/30 ~ 666,000 235,759
5.000% due 11/15/31 ~ 50,000 18,198
5.375% due 02/01/28 ~ 95,000 70,362
5.500% due 04/15/27 ~ 40,000 34,740
5.750% due 01/15/30 ~ 300,000 114,204
6.500% due 02/01/29 ~ 400,000 255,406
7.500% due 04/01/28 ~ 200,000 110,288
11.250% due 05/15/28 ~ 115,000 94,082
11.750% due 01/31/29 ~ 700,000 506,639
Directv Financing LLC
8.875% due 02/01/30 ~ 649,000 647,739
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.875% due 08/15/27 ~ 81,000 80,964
10.000% due 02/15/31 ~ 390,000 398,432
Discovery Communications LLC
3.625% due 05/15/30  263,000 244,847
3.950% due 03/20/28  250,000 245,062
4.125% due 05/15/29  221,000 213,580
5.000% due 09/20/37  150,000 108,640
DISH DBS Corp.
5.125% due 06/01/29  164,000 146,740
5.250% due 12/01/26 ~ 100,000 99,200
5.750% due 12/01/28 ~ 443,000 428,734
7.375% due 07/01/28  235,000 228,231
Dotdash Meredith, Inc.
7.625% due 06/15/32 ~ 15,000 13,852
EchoStar Corp.
6.750% Cash or 6.750% PIK
due 11/30/30  398,474 402,861
10.750% due 11/30/29  869,000 939,272
Embarq LLC
7.995% due 06/01/36  150,000 48,102
EW Scripps Co.
9.875% due 08/15/30 ~ 296,000 287,636
Fibercop SpA (Italy)
6.000% due 09/30/34 ~ 175,000 166,913
6.375% due 11/15/33 ~ 55,000 54,484
7.200% due 07/18/36 ~ 120,000 119,432
a
Principal
Amount Value
7.721% due 06/04/38 ~ $ 43,000 $ 43,155
Flash Compute LLC
7.250% due 12/31/30 ~ 248,000 249,994
Frontier Communications Holdings LLC
6.000% due 01/15/30 ~ 26,000 26,172
GCI LLC
4.750% due 10/15/28 ~ 53,000 51,334
Gen Digital, Inc.
6.250% due 04/01/33 ~ 192,000 186,798
6.750% due 09/30/27 ~ 156,000 156,286
7.125% due 09/30/30 ~ 42,000 42,436
Getty Images, Inc.
10.500% due 11/15/30 ~ 286,000 256,765
14.000% due 03/01/28 ~ 100,000 95,253
Go Daddy Operating Co. LLC/GD Finance Co.,
Inc.
3.500% due 03/01/29 ~ 105,000 97,802
GoTo Group, Inc.
5.500% due 05/01/28 ~ 200,000 157,444
Gray Media, Inc.
5.375% due 11/15/31 ~ 399,000 296,595
7.250% due 08/15/33 ~ 292,000 294,463
9.625% due 07/15/32 ~ 36,000 36,031
10.500% due 07/15/29 ~ 124,000 131,843
iHeartCommunications, Inc.
4.750% due 01/15/28 ~ 118,000 106,266
7.000% due 01/15/31 ~ 5,000 3,838
7.750% due 08/15/30 ~ 163,990 130,720
9.125% due 05/01/29 ~ 100,000 90,910
10.875% due 05/01/30 ~ 130,000 83,444
Iliad Holding SAS (France)
7.000% due 10/15/28 ~ 1,000 1,007
7.000% due 04/15/32 ~ 299,000 299,732
8.500% due 04/15/31 ~ 290,000 303,675
ION Platform Finance U.S., Inc./ION Platform
Finance SARL
4.625% due 05/01/28 ~ 150,000 140,047
5.000% due 05/01/28 ~ 100,000 93,509
9.000% due 08/01/29 ~ 100,000 92,817
9.500% due 05/30/29 ~ 159,000 149,846
Lamar Media Corp.
3.750% due 02/15/28  37,000 36,009
4.000% due 02/15/30  191,000 182,403
4.875% due 01/15/29  80,000 79,106
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 144,000 93,784
6.750% due 10/15/27 ~ 350,000 237,015
Level 3 Financing, Inc.
3.625% due 01/15/29 ~ 100,000 94,000
3.750% due 07/15/29 ~ 100,000 93,125
4.250% due 07/01/28 ~ † 330,000 320,062
6.875% due 06/30/33 ~ 244,283 248,952
7.000% due 03/31/34 ~ 444,786 455,610
8.500% due 01/15/36 ~ 308,333 322,011
Lumen Technologies, Inc.
4.500% due 01/15/29 ~ 179,000 168,605
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 10,000 8,903
4.125% due 08/01/30 ~ 165,000 153,060
4.625% due 06/01/28 ~ 153,000 149,675
5.625% due 02/15/29 ~ 20,000 19,765
6.125% due 09/15/33 ~ 143,000 139,112

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ $ 299,000 $ 295,866
7.375% due 09/01/31 ~ 63,000 64,355
8.000% due 08/01/29 ~ 155,000 154,880
Midcontinent Communications
8.000% due 08/15/32 ~ 151,000 140,828
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 446,000 447,605
9.500% due 02/15/33 ~ 382,000 371,109
10.375% due 05/15/31 ~ 114,000 115,130
Newfold Digital Holdings Group, Inc.
11.750% due 04/30/29 ~ 86,750 50,319
Nexstar Media, Inc.
due 04/15/34 # ~ 256,000 257,033
4.750% due 11/01/28 ~ 183,000 180,075
5.625% due 07/15/27 ~ 248,000 248,109
6.500% due 09/15/33 ~ 521,000 525,285
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 162,000 156,295
4.625% due 03/15/30 ~ 62,000 59,857
5.000% due 08/15/27 ~ 58,000 57,900
7.375% due 02/15/31 ~ 37,000 38,601
Paramount Global
3.375% due 02/15/28  139,000 134,748
3.700% due 06/01/28  191,000 184,817
4.200% due 06/01/29  67,000 64,001
4.200% due 05/19/32  300,000 257,314
4.375% due 03/15/43  210,000 127,122
4.600% due 01/15/45  46,000 27,507
4.850% due 07/01/42  40,000 25,570
4.900% due 08/15/44  57,000 35,465
4.950% due 01/15/31  230,000 213,143
4.950% due 05/19/50  118,000 70,481
5.250% due 04/01/44  34,000 21,536
5.500% due 05/15/33  53,000 46,248
5.850% due 09/01/43  275,000 191,072
5.900% due 10/15/40  55,000 40,615
6.250% due 02/28/57  192,000 129,600
6.375% due 03/30/62  70,000 51,362
6.875% due 04/30/36  163,000 143,068
7.875% due 07/30/30  140,000 146,209
Rakuten Group, Inc. (Japan)
8.125% due 12/15/29 ~ 200,000 198,524
9.750% due 04/15/29 ~ 451,000 481,077
11.250% due 02/15/27 ~ 200,000 207,236
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 32,000 31,634
6.875% due 07/31/56  75,000 75,309
7.000% due 04/15/55  187,000 187,853
7.125% due 04/15/55  322,000 329,705
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 109,000 100,901
SES AMERICOM, Inc. (Luxembourg)
5.300% due 03/25/44 ~ 241,000 186,703
Sinclair Television Group, Inc.
4.375% due 12/31/32 ~ 250,000 194,844
5.500% due 03/01/30 ~ 85,000 73,737
8.125% due 02/15/33 ~ 90,000 91,575
Sirius XM Radio LLC
3.875% due 09/01/31 ~ 297,000 269,922
4.000% due 07/15/28 ~ 525,000 507,075
4.125% due 07/01/30 ~ 285,000 267,040
a
Principal
Amount Value
5.000% due 08/01/27 ~ $ 148,000 $ 147,883
5.500% due 07/01/29 ~ 97,000 96,738
5.875% due 04/15/32 ~ 200,000 198,872
Snap, Inc.
6.875% due 03/01/33 ~ 145,000 137,038
6.875% due 03/15/34 ~ 100,000 94,138
Stagwell Global LLC
5.625% due 08/15/29 ~ 121,000 115,302
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 173,000 164,889
SV RNO Property Owner 1 LLC
5.875% due 03/01/31 ~ 649,000 641,918
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34  168,000 170,877
6.375% due 11/15/33  109,000 113,972
7.200% due 07/18/36  1,000 1,081
7.721% due 06/04/38  29,000 32,332
Telesat Canada/Telesat LLC (Canada)
6.500% due 10/15/27 ~ 150,000 70,401
TELUS Corp. (Canada)
6.375% due 06/09/56  100,000 99,031
6.625% due 06/09/56  150,000 146,278
7.000% due 10/15/55  127,000 129,704
Uniti Group LP/Uniti Group Finance 2019, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ 101,000 100,540
8.625% due 06/15/32 ~ 150,000 152,880
Uniti Services LLC
7.500% due 10/15/33 ~ 316,000 328,756
Univision Communications, Inc.
4.500% due 05/01/29 ~ 303,000 284,883
7.375% due 06/30/30 ~ 216,000 211,808
8.000% due 08/15/28 ~ 297,000 301,619
8.500% due 07/31/31 ~ 185,000 186,046
9.375% due 08/01/32 ~ 268,000 276,405
Urban One, Inc.
7.625% due 04/01/31 ~ 24,000 9,840
Versant Media Group, Inc.
7.250% due 01/30/31 ~ 161,000 164,900
Viasat, Inc.
5.625% due 04/15/27 ~ 111,000 110,337
6.500% due 07/15/28 ~ 260,000 257,141
7.500% due 05/30/31 ~ 49,000 48,483
Viavi Solutions, Inc.
3.750% due 10/01/29 ~ 50,000 46,956
Virgin Media Finance PLC (United Kingdom)
5.000% due 07/15/30 ~ 84,000 68,927
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 177,526
5.500% due 05/15/29 ~ 360,000 345,488
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.250% due 01/31/31 ~ 236,000 202,893
4.750% due 07/15/31 ~ 404,000 348,018
6.750% due 01/15/33 ~ 133,000 119,007
7.750% due 04/15/32 ~ 325,000 311,934
Vodafone Group PLC (United Kingdom)
4.125% due 06/04/81  350,000 320,478
5.125% due 06/04/81  2,000 1,556
7.000% due 04/04/79  350,000 360,222
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 501,000 429,943
7.500% due 01/15/33 ~ 200,000 188,700

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Wayfair LLC
6.750% due 11/15/32 ~ $ 136,000 $ 137,141
7.250% due 10/31/29 ~ 241,000 246,169
7.750% due 09/15/30 ~ 125,000 130,239
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 338,000 353,493
WULF Compute LLC
7.750% due 10/15/30 ~ † 592,000 625,930
Zegona Finance PLC (United Kingdom)
8.625% due 07/15/29 ~ 76,000 79,845
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 175,000 165,132
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 171,804
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~ 14,000 13,087
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 200,000 115,699
42,898,865
Consumer, Cyclical - 20.0%
Academy Ltd.
6.000% due 11/15/27 ~ 150,000 150,566
Acushnet Co.
5.625% due 12/01/33 ~ 12,000 11,937
Adams Homes, Inc.
9.250% due 10/15/28 ~ 145,000 149,862
Adient Global Holdings Ltd.
7.500% due 02/15/33 ~ 164,000 165,935
8.250% due 04/15/31 ~ 96,000 99,639
Advance Auto Parts, Inc.
1.750% due 10/01/27  158,000 148,807
5.950% due 03/09/28  126,000 128,138
7.000% due 08/01/30 ~ 322,000 326,415
Affinity Interactive
6.875% due 12/15/27 ~ 89,000 53,891
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 100,000 41,001
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 41,000 38,192
5.875% due 06/01/29 ~ 250,000 251,901
5.875% due 12/01/33 ~ 50,000 49,721
Allwyn Entertainment Financing U.K. PLC
(Switzerland)
7.875% due 04/30/29 ~ 200,000 204,606
American Airlines, Inc.
7.250% due 02/15/28 ~ 266,000 267,719
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 336,000 334,377
American Axle & Manufacturing, Inc.
5.000% due 10/01/29  126,000 120,280
6.375% due 10/15/32 ~ 189,000 187,214
6.875% due 07/01/28  45,000 44,971
7.750% due 10/15/33 ~ 99,000 96,437
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/28 ~ 100,000 98,193
Aptiv Swiss Holdings Ltd.
6.875% due 12/15/54  177,000 178,786
Aramark Services, Inc.
5.000% due 02/01/28 ~ 137,000 136,268
Asbury Automotive Group, Inc.
4.625% due 11/15/29 ~ 1,000 967
a
Principal
Amount Value
4.750% due 03/01/30  $ 113,000 $ 108,956
5.000% due 02/15/32 ~ † 202,000 191,477
Ashton Woods USA LLC/Ashton Woods Finance
Co.
4.625% due 08/01/29 ~ 8,000 7,565
4.625% due 04/01/30 ~ 9,000 8,361
6.875% due 08/01/33 ~ 237,000 228,993
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 275,000 207,173
Avianca Midco 2 PLC (United Kingdom)
9.000% due 12/01/28 ~ 104,997 101,847
9.500% due 01/28/31 ~ 5,000 4,600
9.625% due 02/14/30 ~ 230,000 215,312
Banijay Entertainment SAS (France)
8.125% due 05/01/29 ~ 200,000 206,230
Bath & Body Works, Inc.
6.625% due 10/01/30 ~ 260,000 262,613
6.694% due 01/15/27  81,000 82,671
6.875% due 11/01/35  58,000 57,120
7.600% due 07/15/37  238,000 231,943
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc.
9.500% due 07/01/32 ~ 178,000 161,624
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ 388,943 414,513
Beazer Homes USA, Inc.
7.250% due 10/15/29  50,000 50,000
7.500% due 03/15/31 ~ † 99,000 97,376
Bloomin' Brands, Inc./OSI Restaurant Partners
LLC
5.125% due 04/15/29 ~ 136,000 120,810
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 170,000 165,051
Boyd Gaming Corp.
4.750% due 12/01/27  32,000 31,685
4.750% due 06/15/31 ~ 250,000 237,917
Boyne USA, Inc.
4.750% due 05/15/29 ~ 1,000 971
Brightstar Lottery PLC
5.250% due 01/15/29 ~ 220,000 218,356
Brightstar Lottery PLC/Brightstar Global Solutions
Corp. (United Kingdom)
5.750% due 01/15/33 ~ 107,000 104,132
Brinker International, Inc.
8.250% due 07/15/30 ~ 10,000 10,493
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC (Canada)
5.000% due 06/15/29 ~ 173,000 164,304
6.250% due 09/15/27 ~ 185,000 184,922
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ † 375,000 360,874
6.500% due 02/15/32 ~ 446,000 441,164
7.000% due 02/15/30 ~ 280,000 283,594
Carnival Corp.
5.125% due 05/01/29 ~ 114,000 113,225
5.750% due 03/15/30 ~ 104,000 104,882
5.750% due 08/01/32 ~ 708,000 708,655
5.875% due 06/15/31 ~ 327,000 331,225
6.125% due 02/15/33 ~ 200,000 202,106
6.650% due 01/15/28  254,000 260,367
Carvana Co.
9.000% due 06/01/30 ~ 327,057 340,454

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
9.000% due 06/01/31 ~ $ 391,760 $ 423,884
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500% due 10/15/29 ~ 200,000 170,373
Central Garden & Pet Co.
4.125% due 10/15/30  65,000 61,194
4.125% due 04/30/31 ~ 93,000 86,734
Century Communities, Inc.
3.875% due 08/15/29 ~ 105,000 98,629
6.625% due 09/15/33 ~ 4,000 3,924
Champ Acquisition Corp.
8.375% due 12/01/31 ~ 18,000 18,911
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 130,000 129,905
6.750% due 05/01/31 ~ 205,000 209,111
Cinemark USA, Inc.
5.250% due 07/15/28 ~ 150,000 148,824
7.000% due 08/01/32 ~ 173,000 177,915
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/30 ~ 127,000 129,947
6.750% due 09/15/32 ~ 354,000 357,055
Cooper-Standard Automotive, Inc.
9.250% due 03/01/31 ~ 94,000 88,407
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 49,000 50,701
Crocs, Inc.
4.125% due 08/15/31 ~ 45,000 40,536
Cyprium Corp./Cyprium Holdings Luxembourg
SARL
6.125% due 04/15/31 ~ 110,000 108,715
6.375% due 04/15/34 ~ 63,000 61,308
Dana, Inc.
4.500% due 02/15/32  54,000 50,439
Dealer Tire LLC/DT Issuer LLC
8.000% due 02/01/28 ~ 176,000 172,195
Discovery Global Holdings, Inc.
3.755% due 03/15/27  163,000 161,003
4.054% due 03/15/29  143,000 138,442
4.279% due 03/15/32 † 556,000 492,755
4.279% due 03/15/32  42,000 34,149
5.050% due 03/15/42  912,000 596,293
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ † 200,000 178,746
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 113,000 114,925
EG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 169,000 180,909
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 21,000 21,112
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% due 04/01/29 ~ 126,000 120,548
9.250% due 01/15/31 ~ 110,000 114,681
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 112,000 107,107
6.750% due 01/15/30 ~ 205,000 191,638
FirstCash, Inc.
4.625% due 09/01/28 ~ 87,000 85,535
5.625% due 01/01/30 ~ 122,000 121,638
6.875% due 03/01/32 ~ 11,000 11,225
Forestar Group, Inc.
5.000% due 03/01/28 ~ 5,000 4,963
6.500% due 03/15/33 ~ 66,000 65,309
a
Principal
Amount Value
Forvia SE (France)
6.750% due 09/15/33 ~ $ 200,000 $ 195,391
8.000% due 06/15/30 ~ 293,000 302,893
Full House Resorts, Inc.
8.250% due 02/15/28 ~ † 150,000 136,875
FXI Holdings, Inc.
11.000% due 11/15/30 ~ 107,568 95,735
14.000% due 11/15/29 ~ 64,314 33,765
Gap, Inc.
3.625% due 10/01/29 ~ 8,000 7,479
3.875% due 10/01/31 ~ 190,000 172,257
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750% due 05/31/32 ~ 171,000 177,171
Gates Corp.
6.875% due 07/01/29 ~ 67,000 68,828
Gee Automotive Holdings LLC
7.250% due 03/01/31 ~ 75,000 75,282
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 95,000 95,436
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 168,000 153,617
8.750% due 01/15/32 ~ 44,000 37,714
11.500% due 08/15/29 ~ 2,000 1,991
Goodyear Tire & Rubber Co.
5.000% due 07/15/29  123,000 116,474
5.250% due 07/15/31  255,000 228,369
5.625% due 04/30/33 † 20,000 17,554
6.625% due 07/15/30  218,000 213,357
7.000% due 03/15/28  52,000 52,236
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.000% due 08/15/28 * ~ ∂ 50,000 24,500
Great Canadian Gaming Corp./Raptor LLC
(Canada)
8.750% due 11/15/29 ~ 39,000 38,073
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 287,000 277,909
6.375% due 01/15/30 ~ 32,000 32,236
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 300,000 272,895
4.000% due 05/01/31 ~ 409,000 384,185
4.875% due 01/15/30  200,000 197,090
5.500% due 03/31/34 ~ 74,000 72,354
5.750% due 09/15/33 ~ 117,000 116,564
5.875% due 04/01/29 ~ 196,000 198,016
5.875% due 03/15/33 ~ 129,000 129,861
6.125% due 04/01/32 ~ 145,000 147,547
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ 34,000 30,710
5.000% due 06/01/29 ~ 314,000 298,334
6.625% due 01/15/32 ~ 169,000 167,092
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  4,000 4,000
HNI Corp.
5.125% due 01/18/29 ~ 151,000 144,580
IHO Verwaltungs GmbH (Germany)
7.750% Cash or 8.500% PIK
due 11/15/30 ~ 94,000 95,623
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.125% PIK
due 05/15/29 ~ 222,000 222,061

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
8.000% Cash or 8.750% PIK
due 11/15/32 ~ $ 29,000 $ 29,732
Installed Building Products, Inc.
5.625% due 02/01/34 ~ 19,000 18,588
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 178,000 166,583
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 65,000 63,803
5.875% due 01/15/28 ~ † 297,000 294,248
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 244,000 247,616
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ 466,000 441,031
K Hovnanian Enterprises, Inc.
8.000% due 04/01/31 ~ 14,000 13,861
8.375% due 10/01/33 ~ 75,000 74,254
KB Home
4.000% due 06/15/31  55,000 50,785
4.800% due 11/15/29  3,000 2,923
6.875% due 06/15/27  114,000 115,136
Kingpin Intermediate Holdings LLC
7.250% due 10/15/32 ~ 106,000 93,924
Kohl's Corp.
5.125% due 05/01/31  138,000 104,052
5.550% due 07/17/45  20,000 11,391
10.000% due 06/01/30 ~ 168,000 177,766
Kontoor Brands, Inc.
4.125% due 11/15/29 ~ 129,000 121,992
Landsea Homes Corp.
8.875% due 04/01/29 ~ 105,000 108,019
LBM Acquisition LLC
6.250% due 01/15/29 ~ 114,000 83,445
9.500% due 06/15/31 ~ 173,000 150,803
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 97,371
8.250% due 08/01/31 ~ 292,000 304,196
Levi Strauss & Co.
3.500% due 03/01/31 ~ 156,000 142,946
LGI Homes, Inc.
4.000% due 07/15/29 ~ 86,000 76,692
7.000% due 11/15/32 ~ 157,000 145,816
8.750% due 12/15/28 ~ 61,000 62,449
Liberty Interactive LLC
8.250% due 02/01/30  100,000 3,971
Life Time, Inc.
6.000% due 11/15/31 ~ 48,000 48,406
Light & Wonder International, Inc.
6.250% due 10/01/33 ~ 183,000 179,426
7.250% due 11/15/29 ~ 54,000 55,073
7.500% due 09/01/31 ~ 206,000 211,535
Lindblad Expeditions LLC
7.000% due 09/15/30 ~ 58,000 59,253
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 260,000 247,104
5.500% due 10/01/30 ~ 115,000 112,753
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 58,563
4.750% due 10/15/27 ~ 155,000 154,146
6.500% due 05/15/27 ~ 177,000 177,337
M/I Homes, Inc.
4.950% due 02/01/28  78,000 77,053
a
Principal
Amount Value
Macy's Retail Holdings LLC
4.300% due 02/15/43  $ 70,000 $ 46,985
5.125% due 01/15/42  85,000 63,333
5.875% due 03/15/30 ~ 178,000 176,868
6.375% due 03/15/37  91,000 80,499
6.700% due 07/15/34 ~ 105,000 99,006
7.375% due 08/01/33 ~ 25,000 25,643
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 50,000 37,171
Marriott Ownership Resorts, Inc.
4.750% due 01/15/28  81,000 79,771
6.500% due 10/01/33 ~ 157,000 149,427
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~ 88,000 83,738
6.000% due 12/15/33 ~ 204,000 191,807
Melco Resorts Finance Ltd. (Hong Kong)
5.375% due 12/04/29 ~ 282,000 271,094
5.625% due 07/17/27 ~ 90,000 88,801
5.750% due 07/21/28 ~ 137,000 134,178
7.625% due 04/17/32 ~ 308,000 312,813
Men's Wearhouse LLC
9.000% due 02/01/31 ~ 100,000 102,698
Merlin Entertainments Group U.S. Holdings, Inc.
(United Kingdom)
7.375% due 02/15/31 ~ 80,000 66,827
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 3,000 2,967
7.125% due 06/26/31 ~ 312,000 318,473
MGM Resorts International
5.500% due 04/15/27  266,000 266,679
6.125% due 09/15/29  280,000 281,815
6.500% due 04/15/32  54,000 54,477
Michaels Cos., Inc.
8.500% due 03/15/33 ~ 384,000 374,227
11.000% due 03/15/34 ~ 140,000 130,526
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp.
4.875% due 05/01/29 ~ 50,000 48,518
Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC
8.250% due 04/15/30 ~ 158,000 161,857
11.875% due 04/15/31 ~ 225,000 234,546
13.250% due 12/15/29 ~ 50,000 57,375
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 178,000 171,187
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 84,000 69,501
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 148,000 137,611
Muvico LLC
15.000% due 02/19/29 ~ 102,350 97,134
NCL Corp. Ltd.
5.875% due 01/15/31 ~ 358,000 348,035
6.250% due 03/01/30 ~ 20,000 19,863
6.750% due 02/01/32 ~ 132,000 131,095
7.750% due 02/15/29 ~ 240,000 250,014
NCL Finance Ltd.
6.125% due 03/15/28 ~ 209,000 210,899
New Flyer Holdings, Inc. (Canada)
9.250% due 07/01/30 ~ 71,000 75,946
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 256,000 244,556
3.875% due 01/15/28 ~ 316,000 309,063

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.000% due 10/15/30 ~ $ 593,000 $ 557,687
5.625% due 09/15/29 ~ 75,000 75,257
6.125% due 06/15/29 ~ 362,000 368,056
Newell Brands, Inc.
6.375% due 09/15/27  50,000 50,401
6.625% due 09/15/29  103,000 100,637
6.625% due 05/15/32 † 188,000 180,109
7.500% due 04/01/46  70,000 56,251
8.500% due 06/01/28 ~ 334,000 344,938
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 253,000 236,700
5.550% due 09/13/29 ~ 6,000 5,788
5.625% due 09/29/28 ~ 297,000 291,670
6.125% due 09/30/30 ~ 109,000 104,848
Nissan Motor Co. Ltd. (Japan)
4.345% due 09/17/27 ~ 335,000 326,133
4.810% due 09/17/30 ~ 642,000 583,538
7.500% due 07/17/30 ~ 374,000 377,196
7.750% due 07/17/32 ~ 96,000 97,307
8.125% due 07/17/35 ~ 358,000 368,647
Nordstrom, Inc.
5.000% due 01/15/44  229,000 153,087
6.950% due 03/15/28  152,000 153,337
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 64,000 66,114
OneSky Flight LLC
8.875% due 12/15/29 ~ 163,000 168,375
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
(Canada)
8.000% due 08/01/30 ~ 188,000 180,325
Papa John's International, Inc.
3.875% due 09/15/29 ~ 27,000 25,723
Park River Holdings, Inc.
8.000% due 03/15/31 ~ 50,000 49,807
8.750% due 12/31/30 ~ 129,324 119,758
Patrick Industries, Inc.
4.750% due 05/01/29 ~ 131,000 127,526
6.375% due 11/01/32 ~ 116,000 116,152
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 38,000 35,560
5.625% due 01/15/27 ~ 52,000 51,928
6.750% due 04/01/31 ~ 80,000 77,787
Penske Automotive Group, Inc.
3.750% due 06/15/29  186,000 177,079
Petco Health & Wellness Co., Inc.
8.250% due 02/01/31 ~ 116,000 115,920
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ 181,000 182,016
10.000% due 09/15/33 ~ 250,000 249,707
Phinia, Inc.
6.625% due 10/15/32 ~ 206,000 209,820
PM General Purchaser LLC
9.500% due 10/01/28 ~ 203,000 192,517
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 350,000 213,937
5.875% due 09/01/31 ~ 10,000 5,513
Qnity Electronics, Inc.
5.750% due 08/15/32 ~ 100,000 100,244
6.250% due 08/15/33 ~ 92,000 93,140
QVC, Inc.
5.450% due 08/15/34 † 92,000 40,020
a
Principal
Amount Value
QXO Building Products, Inc.
6.750% due 04/30/32 ~ $ 525,000 $ 535,955
RB Global Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 21,000 21,286
7.750% due 03/15/31 ~ 97,000 100,594
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 175,000 165,527
6.500% due 07/15/32 ~ 62,000 61,164
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625% due 04/16/29 ~ 300,000 258,095
8.450% due 07/27/30 ~ 100,000 94,942
Risewell Homes, Inc.
8.500% due 11/01/30 ~ 28,000 27,414
9.250% due 10/01/29 ~ 127,000 128,447
Rivers Enterprise Borrower LLC
6.250% due 10/15/30 ~ 85,000 84,835
Rivers Enterprise Borrower LLC/Rivers Enterprise
Finance Corp.
6.625% due 02/01/33 ~ 33,000 32,784
S&S Holdings LLC
8.375% due 10/01/31 ~ 91,000 80,368
Sabre Financial Borrower LLC
11.125% due 06/15/29 ~ 139,000 142,382
Sabre GLBL, Inc.
10.750% due 11/15/29 ~ 147,000 125,685
10.750% due 03/15/30 ~ 32,000 27,066
11.125% due 07/15/30 ~ 231,000 196,352
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 04/01/32 † 202,000 206,899
Scientific Games Holdings LP/Scientific Games
U.S. FinCo, Inc.
6.625% due 03/01/30 ~ 187,000 161,035
Scotts Miracle-Gro Co.
4.000% due 04/01/31  42,000 38,843
4.500% due 10/15/29  83,000 81,201
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ † 221,000 211,218
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28  103,000 101,318
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ † 174,000 167,721
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management Corp.
5.250% due 07/15/29  171,000 163,661
6.500% due 10/01/28  3,000 2,997
Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium Operations LLC
8.625% due 01/15/32 ~ 225,000 225,517
Somnigroup International, Inc.
3.875% due 10/15/31 ~ 247,000 224,772
4.000% due 04/15/29 ~ 193,000 185,735
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 91,000 88,271
4.875% due 11/15/31 ~ 87,000 82,654
Specialty Building Products Holdings LLC/SBP
Finance Corp.
7.750% due 10/15/29 ~ 135,000 117,333
Staples, Inc.
10.750% due 09/01/29 ~ 585,000 541,470
12.750% due 01/15/30 ~ 75,727 51,247
Station Casinos LLC
4.500% due 02/15/28 ~ 99,000 97,087
4.625% due 12/01/31 ~ 78,000 72,906

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.625% due 03/15/32 ~ $ 1,000 $ 1,005
STL Holding Co. LLC
8.750% due 02/15/29 ~ 50,000 51,698
Studio City Co. Ltd. (Macau)
7.000% due 02/15/27 ~ 200,000 199,941
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 245,000 229,950
6.500% due 01/15/28 ~ 150,000 148,417
Suburban Propane Partners LP/Suburban Energy
Finance Corp.
5.000% due 06/01/31 ~ 22,000 20,722
6.500% due 12/15/35 ~ 75,000 72,974
Superior Plus LP/Superior General Partner, Inc.
(Canada)
4.500% due 03/15/29 ~ 207,000 198,028
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 23,000 22,840
5.750% due 01/15/28 ~ 175,000 175,584
Tenneco, Inc.
8.000% due 11/17/28 ~ 390,000 388,851
Thor Industries, Inc.
4.000% due 10/15/29 ~ 8,000 7,558
Titan International, Inc.
7.000% due 04/30/28  153,000 152,786
TKC Holdings, Inc.
8.500% due 08/15/30 ~ 202,000 203,827
12.000% due 02/15/31 ~ 136,000 140,386
Travel & Leisure Co.
4.500% due 12/01/29 ~ 98,000 93,770
4.625% due 03/01/30 ~ 80,000 76,374
6.000% due 04/01/27  75,000 75,399
6.125% due 09/01/33 ~ 168,000 165,942
Tri Pointe Homes, Inc.
5.250% due 06/01/27  22,000 21,991
5.700% due 06/15/28  185,000 186,869
Under Armour, Inc.
7.250% due 07/15/30 ~ 134,000 135,702
United Airlines Holdings, Inc.
4.875% due 03/01/29  57,000 55,893
5.375% due 03/01/31  16,000 15,689
Vail Resorts, Inc.
5.625% due 07/15/30 ~ 47,000 46,633
6.500% due 05/15/32 ~ 32,000 32,379
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 80,000 74,817
VF Corp.
2.800% due 04/23/27  236,000 229,749
6.000% due 10/15/33  151,000 151,299
6.450% due 11/01/37  23,000 21,932
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 202,000 192,641
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/29 ~ 150,000 155,801
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 307,000 303,324
7.000% due 02/15/29 ~ 84,000 84,197
9.125% due 07/15/31 ~ 99,000 104,493
VistaJet Malta Finance PLC/Vista Management
Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 290,000 286,512
Voyager Parent LLC
9.250% due 07/01/32 ~ 276,000 286,720
a
Principal
Amount Value
Wabash National Corp.
4.500% due 10/15/28 ~ $ 165,000 $ 144,764
Whirlpool Corp.
2.400% due 05/15/31  15,000 11,962
4.600% due 05/15/50  250,000 166,592
5.500% due 03/01/33  185,000 166,138
5.750% due 03/01/34  25,000 22,324
6.125% due 06/15/30  172,000 168,076
6.500% due 06/15/33 † 226,000 214,391
White Cap Supply Holdings LLC
7.375% due 11/15/30 ~ 34,000 33,005
William Carter Co.
7.375% due 02/15/31 ~ 140,000 142,969
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 68,000 70,524
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 62,000 62,057
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 11,000 10,752
5.625% due 03/01/33 ~ 69,000 67,961
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp.
5.250% due 05/15/27 ~ 271,000 270,171
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 291,000 279,264
5.500% due 10/01/27 ~ 68,000 67,378
5.625% due 08/26/28 ~ 198,000 194,642
6.750% due 02/15/34 ~ 316,000 308,676
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 134,000 132,337
6.250% due 03/15/33 ~ † 181,000 179,301
7.125% due 02/15/31 ~ 167,000 175,149
Yum! Brands, Inc.
3.625% due 03/15/31  388,000 358,651
4.750% due 01/15/30 ~ 100,000 98,393
5.350% due 11/01/43  100,000 95,752
6.875% due 11/15/37  90,000 98,227
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 184,000 178,127
6.875% due 04/14/28 ~ 190,000 192,833
6.875% due 04/23/32 ~ 150,000 142,655
7.125% due 04/14/30 ~ 241,000 237,801
7.500% due 03/24/31 ~ 175,000 172,041
52,477,130
Consumer, Non-Cyclical - 14.5%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 56,000 54,567
7.375% due 03/15/33 ~ † 194,000 198,864
Accendra Health, Inc.
6.625% due 04/01/30 ~ † 139,000 66,252
ACCO Brands Corp.
4.250% due 03/15/29 ~ 24,000 21,446
AdaptHealth LLC
4.625% due 08/01/29 ~ 10,000 9,536
5.125% due 03/01/30 ~ 223,000 213,807
ADT Security Corp.
4.125% due 08/01/29 ~ 179,000 171,124
4.875% due 07/15/32 ~ 123,000 115,025
5.875% due 10/15/33 ~ 100,000 96,950
Albertsons Cos., Inc.
5.625% due 03/31/32 ~ 267,000 263,083

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ $ 106,000 $ 101,173
4.875% due 02/15/30 ~ 440,000 430,965
5.500% due 03/31/31 ~ 249,000 246,491
5.750% due 03/31/34 ~ 248,000 242,940
6.250% due 03/15/33 ~ 86,000 86,645
6.500% due 02/15/28 ~ 100,000 101,312
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 350,000 357,972
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 277,577
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.000% due 06/01/29 ~ 170,000 164,436
6.875% due 06/15/30 ~ 296,000 300,278
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 296,000 289,352
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 100,000 89,121
AMN Healthcare, Inc.
6.500% due 01/15/31 ~ 64,000 62,766
Amneal Pharmaceuticals LLC
6.875% due 08/01/32 ~ 92,000 94,824
APi Group DE, Inc.
4.125% due 07/15/29 ~ 21,000 20,015
4.750% due 10/15/29 ~ 11,000 10,656
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 114,000 107,038
4.625% due 07/15/28 ~ 230,000 224,621
Avis Budget Car Rental LLC/Avis Budget Finance,
Inc.
4.750% due 04/01/28 ~ 97,000 94,712
5.375% due 03/01/29 ~ 85,000 81,380
5.750% due 07/15/27 ~ 127,000 126,875
8.000% due 02/15/31 ~ 34,000 33,633
8.375% due 06/15/32 ~ 228,000 226,953
B&G Foods, Inc.
8.000% due 09/15/28 ~ 147,000 144,936
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 320,000 330,800
Bausch Health Americas, Inc.
8.500% due 01/31/27 ~ 10,000 9,915
Bausch Health Cos., Inc. (Canada)
4.875% due 06/01/28 ~ 330,000 302,478
6.250% due 02/15/29 ~ 300,000 225,375
7.000% due 01/15/28 ~ 83,000 72,621
11.000% due 09/30/28 ~ 240,000 245,037
14.000% due 10/15/30 ~ † 230,000 220,852
BC Ltd.
10.000% due 04/15/32 ~ 1,147,000 1,175,318
BellRing Brands, Inc.
7.000% due 03/15/30 ~ 55,000 55,055
Belron U.K. Finance PLC (United Kingdom)
5.750% due 10/15/29 ~ 128,000 128,892
BioMarin Pharmaceutical, Inc.
5.500% due 02/15/34 ~ 200,000 197,052
Block, Inc.
3.500% due 06/01/31  49,000 44,596
5.625% due 08/15/30 ~ 252,000 250,750
6.000% due 08/15/33 ~ 53,000 52,179
a
Principal
Amount Value
6.500% due 05/15/32  $ 497,000 $ 501,849
Brink's Co.
4.625% due 10/15/27 ~ 95,000 93,818
6.750% due 06/15/32 ~ 255,000 258,354
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 63,000 58,805
Carriage Services, Inc.
4.250% due 05/15/29 ~ 59,000 56,100
Champions Financing, Inc.
8.750% due 02/15/29 ~ † 64,000 57,452
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~ 126,000 119,475
4.250% due 05/01/28 ~ 40,000 39,125
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,090 1,162
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 114,000 112,158
7.625% due 07/01/29 ~ 64,000 65,479
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 354,000 326,556
6.125% due 04/01/30 ~ 444,000 386,535
6.875% due 04/15/29 ~ 315,000 303,240
9.750% due 01/15/34 ~ 303,000 314,853
10.875% due 01/15/32 ~ 292,000 313,640
Cimpress PLC (Ireland)
7.375% due 09/15/32 ~ 82,000 81,386
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~ 300,000 283,373
CompoSecure Holdings LLC
5.625% due 02/01/33 ~ 16,000 15,643
Concentra Health Services, Inc.
6.875% due 07/15/32 ~ 44,000 45,545
CoreCivic, Inc.
4.750% due 10/15/27  97,000 96,194
8.250% due 04/15/29  3,000 3,134
CVS Health Corp.
6.750% due 12/10/54  150,000 151,942
7.000% due 03/10/55  500,000 515,634
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 163,000 163,132
6.000% due 06/15/30 ~ 216,000 217,683
DaVita, Inc.
3.750% due 02/15/31 ~ 303,000 278,011
4.625% due 06/01/30 ~ 584,000 561,867
6.750% due 07/15/33 ~ 147,000 149,663
6.875% due 09/01/32 ~ 58,000 59,467
Dcli Bidco LLC
7.750% due 11/15/29 ~ 189,000 191,277
Deluxe Corp.
8.125% due 09/15/29 ~ 200,000 207,867
Dentsply Sirona, Inc.
8.375% due 09/12/55  188,000 183,734
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 162,000 153,145
Elanco Animal Health, Inc.
6.400% due 08/28/28  220,000 225,444
Embecta Corp.
5.000% due 02/15/30 ~ 60,000 55,563
6.750% due 02/15/30 ~ 153,000 143,819
Emergent BioSolutions, Inc.
3.875% due 08/15/28 ~ 193,000 163,059

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Encompass Health Corp.
4.500% due 02/01/28  $ 16,000 $ 15,868
4.750% due 02/01/30 † 277,000 271,177
Endo Finance Holdings LP
8.500% due 04/15/31 ~ † 271,000 283,967
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 193,000 201,687
9.000% due 05/15/28 ~ 138,000 142,717
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 28,000 28,529
Froneri Lux FinCo SARL (United Kingdom)
6.000% due 08/01/32 ~ 29,000 28,303
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~ 11,000 10,481
6.500% due 01/15/31 ~ 133,000 134,940
7.750% due 02/15/28 ~ 35,000 35,627
8.250% due 08/01/32 ~ 239,000 236,828
8.375% due 11/15/32 ~ 98,000 98,153
Genmab AS/Genmab Finance LLC (Denmark)
6.250% due 12/15/32 ~ 201,000 206,217
7.250% due 12/15/33 ~ 198,000 207,434
GEO Group, Inc.
8.625% due 04/15/29  10,000 10,392
10.250% due 04/15/31  156,000 166,532
Global Medical Response, Inc.
7.375% due 10/01/32 ~ 113,000 117,440
Graham Holdings Co.
5.625% due 12/01/33 ~ 50,000 49,106
Grand Canyon University
5.125% due 10/01/28  119,000 117,618
Grifols SA (Spain)
4.750% due 10/15/28 ~ 200,000 196,018
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ † 116,000 101,727
Harrow, Inc.
8.625% due 09/15/30 ~ 75,000 75,897
HealthEquity, Inc.
4.500% due 10/01/29 ~ 29,000 28,093
Heartland Dental LLC/Heartland Dental Finance
Corp.
10.500% due 04/30/28 ~ 9,000 9,259
Herc Holdings, Inc.
5.750% due 03/15/31 ~ 75,000 73,932
6.000% due 03/15/34 ~ 66,000 63,874
6.625% due 06/15/29 ~ 285,000 289,847
7.000% due 06/15/30 ~ 343,000 351,947
7.250% due 06/15/33 ~ 202,000 207,170
Hertz Corp.
4.625% due 12/01/26 ~ 76,000 68,939
12.625% due 07/15/29 ~ † 386,000 339,014
HLF Financing SARL LLC/Herbalife International,
Inc.
4.875% due 06/01/29 ~ 101,000 94,594
12.250% due 04/15/29 ~ 243,000 259,280
Hologic, Inc.
4.625% due 02/01/28 ~ 31,000 30,973
Horizon Mutual Holdings, Inc.
6.200% due 11/15/34 ~ 81,000 75,934
Humana, Inc.
6.625% due 09/15/56  150,000 144,202
Industrial F&B Investments III, Inc.
7.750% due 02/11/33 ~ 146,000 147,643
a
Principal
Amount Value
Ingles Markets, Inc.
4.000% due 06/15/31 ~ $ 37,000 $ 34,528
ION Platform Finance U.S., Inc.
7.875% due 09/30/32 ~ 250,000 193,819
IQVIA, Inc.
6.250% due 06/01/32 ~ 290,000 294,855
6.500% due 05/15/30 ~ 210,000 214,535
Jazz Securities DAC
4.375% due 01/15/29 ~ 261,000 254,705
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 160,000 155,150
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 269,000 280,379
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 115,000 71,444
10.750% due 06/30/32 ~ 75,000 25,312
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 ~ 133,000 123,692
4.875% due 05/15/28 ~ 205,000 202,762
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 113,000 116,148
LifePoint Health, Inc.
5.375% due 01/15/29 ~ 9,000 8,686
8.375% due 02/15/32 ~ 124,000 132,511
9.875% due 08/15/30 ~ 168,000 177,872
10.000% due 06/01/32 ~ 91,000 93,046
11.000% due 10/15/30 ~ 272,000 292,868
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 48,000 47,658
Medline Borrower LP
5.250% due 10/01/29 ~ 452,000 448,293
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 50,000 35,301
Molina Healthcare, Inc.
3.875% due 11/15/30 ~ 350,000 313,157
3.875% due 05/15/32 ~ 15,000 13,040
4.375% due 06/15/28 ~ 175,000 169,329
6.500% due 02/15/31 ~ 153,000 150,607
MPH Acquisition Holdings LLC
5.750% due 12/31/30 ~ 50,000 38,305
National Mentor Holdings, Inc.
10.500% due 12/15/30 ~ 251,000 259,270
Neogen Food Safety Corp.
8.625% due 07/20/30 ~ 145,000 152,419
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 149,000 145,857
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 128,000 128,201
Option Care Health, Inc.
4.375% due 10/31/29 ~ 7,000 6,751
Organon & Co./Organon Foreign Debt Co-Issuer
BV
4.125% due 04/30/28 ~ 244,000 236,908
5.125% due 04/30/31 ~ 425,000 346,794
6.750% due 05/15/34 ~ 165,000 147,192
OT Midco, Inc.
10.000% due 02/15/30 ~ 50,000 20,769
Paradigm Parent LLC & Paradigm Parent Co-
Issuer, Inc.
8.750% due 04/17/32 ~ 171,000 152,085

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Paysafe Finance PLC/Paysafe Holdings U.S.
Corp.
4.000% due 06/15/29 ~ $ 113,000 $ 93,077
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 96,000 92,292
5.625% due 03/01/34 ~ 210,000 202,776
6.125% due 09/15/32 ~ 241,000 241,746
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  111,000 71,734
6.125% due 09/30/32  63,000 57,537
Post Holdings, Inc.
4.500% due 09/15/31 ~ 250,000 232,739
4.625% due 04/15/30 ~ 317,000 304,543
6.250% due 02/15/32 ~ 329,000 332,813
6.250% due 10/15/34 ~ 63,000 61,749
6.375% due 03/01/33 ~ 37,000 36,484
6.500% due 03/15/36 ~ 200,000 196,065
Prestige Brands, Inc.
3.750% due 04/01/31 ~ 71,000 65,126
5.125% due 01/15/28 ~ 35,000 34,948
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 210,000 217,916
Prime Security Services Borrower LLC/Prime
Finance, Inc.
3.375% due 08/31/27 ~ 139,000 135,374
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 193,000 187,669
PROG Holdings, Inc.
6.000% due 11/15/29 ~ 50,000 47,540
Radiology Partners, Inc.
9.781% Cash or 9.781% PIK
due 02/15/30 ~ 217,806 199,188
Radiology Partners, Inc.
8.500% due 07/15/32 ~ 24,000 24,363
Raven Acquisition Holdings LLC
6.875% due 11/15/31 ~ 176,000 169,824
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.500% due 08/01/29 ~ 246,000 249,202
10.875% due 08/01/29 ~ 120,000 121,137
RRD Intermediate Holdings, Inc.
11.000% Cash or 12.000% PIK
due 12/01/30 ~ 84,376 87,222
Safeway, Inc.
7.250% due 02/01/31  24,000 24,932
Select Medical Corp.
6.250% due 12/01/32 ~ † 164,000 156,461
Service Corp. International
3.375% due 08/15/30  255,000 235,424
4.000% due 05/15/31  279,000 260,260
5.125% due 06/01/29  9,000 8,948
5.750% due 10/15/32  20,000 19,986
7.500% due 04/01/27  106,000 109,049
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ 234,000 230,382
Signal Parent, Inc.
6.125% due 04/01/29 ~ 50,000 19,452
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/29 ~ 249,000 239,807
a
Principal
Amount Value
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ $ 60,000 $ 62,053
Sotheby's
7.375% due 10/15/27 ~ 53,000 52,779
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 180,000 169,894
Star Parent, Inc.
9.000% due 10/01/30 ~ 196,000 203,301
StoneMor, Inc.
8.500% due 05/15/29 ~ 200,000 195,894
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 79,000 77,690
Synergy Infrastructure Holdings LLC
7.875% due 12/01/30 ~ 113,000 115,466
TEAM Services Holding, Inc.
9.000% due 02/15/33 ~ 39,000 38,271
Teleflex, Inc.
4.250% due 06/01/28 ~ 125,000 121,628
Tenet Healthcare Corp.
4.250% due 06/01/29  400,000 388,110
4.375% due 01/15/30  448,000 434,187
4.625% due 06/15/28  254,000 251,891
5.125% due 11/01/27  315,000 314,884
5.500% due 11/15/32 ~ 300,000 297,440
6.125% due 10/01/28  239,000 239,693
6.125% due 06/15/30  419,000 422,248
6.750% due 05/15/31  3,000 3,068
TriNet Group, Inc.
3.500% due 03/01/29 ~ 60,000 54,463
7.125% due 08/15/31 ~ 27,000 26,231
Turning Point Brands, Inc.
7.625% due 03/15/32 ~ 145,000 148,756
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 186,000 179,917
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 276,000 272,530
6.875% due 09/15/28 ~ 150,000 153,496
7.250% due 01/15/32 ~ 228,000 236,212
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 10,000 10,017
United Rentals North America, Inc.
3.750% due 01/15/32  178,000 163,364
3.875% due 02/15/31  164,000 154,276
4.000% due 07/15/30  400,000 380,238
4.875% due 01/15/28  152,000 151,441
5.250% due 01/15/30  177,000 176,108
5.375% due 11/15/33 ~ 400,000 389,372
6.125% due 03/15/34 ~ 53,000 53,733
Upbound Group, Inc.
6.375% due 02/15/29 ~ 14,000 13,580
Veritiv Operating Co.
10.500% due 11/30/30 ~ 277,000 288,218
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 287,000 284,708
VM Consolidated, Inc.
5.500% due 04/15/29 ~ 151,000 146,198
VT Topco, Inc.
8.500% due 08/15/30 ~ 50,000 50,878
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 138,000 141,178
WEX, Inc.
6.500% due 03/15/33 ~ 23,000 22,548

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Williams Scotsman, Inc.
6.625% due 06/15/29 ~ $ 107,000 $ 108,286
6.625% due 04/15/30 ~ 248,000 252,114
7.375% due 10/01/31 ~ 122,000 125,172
37,938,331
Diversified - 0.1%
Clue Opco LLC
9.500% due 10/15/31 ~ 69,000 66,868
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 149,000 150,673
7.625% due 02/15/31 ~ 15,000 15,381
232,922
Energy - 11.2%
Aethon United BR LP/Aethon United Finance
Corp.
7.500% due 10/01/29 ~ 216,000 225,407
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ 182,000 181,520
5.750% due 01/15/28 ~ 287,000 287,161
5.750% due 10/15/33 ~ 4,000 3,958
5.750% due 07/01/34 ~ 51,000 50,291
6.625% due 02/01/32 ~ 23,000 23,589
Archrock Partners LP/Archrock Partners Finance
Corp.
6.250% due 04/01/28 ~ 40,000 40,000
6.625% due 09/01/32 ~ 134,000 136,709
Archrock Services LP/Archrock Partners Finance
Corp.
6.000% due 02/01/34 ~ 125,000 123,851
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ 139,000 138,947
6.625% due 10/15/32 ~ 49,000 49,739
6.625% due 07/15/33 ~ 75,000 76,337
BKV Upstream Midstream LLC
7.500% due 10/15/30 ~ 90,000 91,029
Blue Racer Midstream LLC/Blue Racer Finance
Corp.
7.000% due 07/15/29 ~ 58,000 59,950
Bristow Group, Inc.
6.750% due 02/01/33 ~ 110,000 111,260
Buckeye Partners LP
4.500% due 03/01/28 ~ 187,000 184,006
5.850% due 11/15/43  108,000 97,837
6.750% due 02/01/30 ~ 88,000 90,867
6.875% due 07/01/29 ~ 243,000 250,236
California Resources Corp.
7.000% due 01/15/34 ~ 39,000 39,343
8.250% due 06/15/29 ~ 202,000 211,444
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
9.750% due 07/15/28 ~ 220,000 228,189
9.750% due 02/15/31 ~ 88,000 93,541
Caturus Energy LLC
8.500% due 02/15/30 ~ 200,000 207,667
CHC Group LLC
11.750% due 09/01/30 ~ 25,000 24,358
Chord Energy Corp.
6.000% due 10/01/30 ~ 197,000 199,730
6.750% due 03/15/33 ~ 7,000 7,232
a
Principal
Amount Value
CNX Midstream Partners LP
4.750% due 04/15/30 ~ $ 54,000 $ 51,377
CNX Resources Corp.
5.875% due 03/01/34 ~ 31,000 30,212
7.250% due 03/01/32 ~ 4,000 4,125
7.375% due 01/15/31 ~ 172,000 176,839
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 120,000 116,263
6.750% due 03/01/29 ~ 289,000 285,788
Coronado Finance Pty. Ltd. (Australia)
9.250% due 10/01/29 ~ 125,000 113,061
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 265,000 258,561
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 315,000 315,156
7.625% due 04/01/32 ~ 233,000 236,583
7.750% due 07/31/29 ~ 191,000 192,559
8.375% due 01/15/34 ~ 158,000 165,311
9.750% due 10/15/30 ~ 79,000 84,972
CVR Energy, Inc.
5.750% due 02/15/28 ~ 10,000 9,907
7.500% due 02/15/31 ~ 50,000 50,416
7.875% due 02/15/34 ~ 321,000 322,343
DBR Land Holdings LLC
6.250% due 12/01/30 ~ 63,000 63,827
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 198,000 198,601
8.625% due 03/15/29 ~ 320,000 331,283
Diamond Foreign Asset Co./Diamond Finance
LLC
8.500% due 10/01/30 ~ 160,000 169,110
Enerflex, Inc. (Canada)
6.875% due 01/15/31 ~ 173,000 176,750
Energy Transfer LP
6.500% due 02/15/56  365,000 360,844
6.750% due 02/15/56  50,000 49,924
7.125% due 10/01/54  116,000 117,897
8.000% due 05/15/54  50,000 52,402
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 7,000 7,169
Excelerate Energy LP
8.000% due 05/15/30 ~ 233,000 244,014
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 50,000 49,134
Genesis Energy LP/Genesis Energy Finance
Corp.
6.750% due 03/15/34  154,000 153,378
7.875% due 05/15/32  167,000 171,855
8.000% due 05/15/33  180,000 186,113
8.250% due 01/15/29  18,000 18,610
8.875% due 04/15/30  100,000 104,484
Global Marine, Inc.
7.000% due 06/01/28  161,000 162,641
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  7,000 7,010
7.125% due 07/01/33 ~ 124,000 125,090
8.250% due 01/15/32 ~ 29,000 30,089
Gulfport Energy Operating Corp.
6.750% due 09/01/29 ~ 174,000 178,171
Harvest Midstream I LP
7.500% due 09/01/28 ~ 289,000 291,963

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ $ 125,000 $ 131,482
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 2,000 1,923
5.125% due 06/15/28 ~ 75,000 74,817
5.500% due 10/15/30 ~ 35,000 34,740
5.875% due 03/01/28 ~ 28,000 28,196
6.500% due 06/01/29 ~ 223,000 227,918
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~ 260,000 256,528
6.000% due 04/15/30 ~ 2,000 1,948
6.000% due 02/01/31 ~ 215,000 209,115
6.250% due 11/01/28 ~ 44,000 44,238
6.875% due 05/15/34 ~ 275,000 269,217
7.250% due 02/15/35 ~ 35,000 34,920
8.375% due 11/01/33 ~ 202,000 210,904
Howard Midstream Energy Partners LLC
6.625% due 01/15/34 ~ 171,000 171,772
Infinity Natural Resources LLC
7.625% due 04/01/31 ~ 25,000 25,148
Ithaca Energy North Sea PLC (United Kingdom)
8.125% due 10/15/29 ~ 200,000 205,221
ITT Holdings LLC
6.500% due 08/01/29 ~ 316,000 307,494
Kinetik Holdings LP
5.875% due 06/15/30 ~ 70,000 70,299
6.625% due 12/15/28 ~ 238,000 242,149
Kodiak Gas Services LLC
5.875% due 04/01/31 ~ 114,000 114,635
6.500% due 10/01/33 ~ 64,000 64,735
6.750% due 10/01/35 ~ 71,000 72,183
7.250% due 02/15/29 ~ 188,000 194,883
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 ~ 178,000 181,872
Martin Midstream Partners LP/Martin Midstream
Finance Corp.
11.500% due 02/15/28 ~ 80,000 81,976
Matador Resources Co.
6.000% due 04/15/34 ~ 83,000 82,526
6.250% due 04/15/33 ~ 6,000 6,009
6.500% due 04/15/32 ~ 59,000 59,686
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 ~ 229,000 229,017
Murphy Oil Corp.
5.875% due 12/01/42  99,000 84,104
6.500% due 02/15/34  159,000 157,141
Nabors Industries, Inc.
7.625% due 11/15/32 ~ 274,000 280,655
8.875% due 08/15/31 ~ 138,000 143,853
9.125% due 01/31/30 ~ 110,333 115,911
New Fortress Energy, Inc.
8.750% due 03/15/29 ~ ∂ 50,000 7,153
NGL Energy Operating LLC/NGL Energy Finance
Corp.
8.125% due 02/15/29 ~ 305,000 314,395
8.375% due 02/15/32 ~ 216,000 222,755
Noble Finance II LLC
8.000% due 04/15/30 ~ 185,000 190,571
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 314,000 326,692
Northriver Midstream Finance LP (Canada)
6.750% due 07/15/32 ~ 57,000 57,208
a
Principal
Amount Value
NuStar Logistics LP
5.625% due 04/28/27  $ 139,000 $ 139,338
Oceaneering International, Inc.
6.000% due 02/01/28  238,000 239,119
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  331,000 329,697
9.875% due 03/15/30 ~ 157,000 168,388
Prairie Acquiror LP
9.000% due 08/01/29 ~ 106,000 109,877
Puma International Financing SA (Singapore)
7.750% due 04/25/29 ~ 176,000 179,850
Range Resources Corp.
4.750% due 02/15/30 ~ 4,000 3,903
Rockies Express Pipeline LLC
4.950% due 07/15/29 ~ 5,000 4,879
6.875% due 04/15/40 ~ 3,000 2,988
7.500% due 07/15/38 ~ 300,000 313,312
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 180,000 188,527
Seadrill Finance Ltd. (Norway)
8.375% due 08/01/30 ~ 233,000 241,124
SESI LLC
7.875% due 09/30/30 ~ 159,000 162,246
SM Energy Co.
5.000% due 10/15/26 ~ 83,000 82,906
6.625% due 04/15/34 ~ 161,000 160,674
6.750% due 08/01/29 ~ 376,000 381,936
7.000% due 08/01/32 ~ 163,000 166,561
8.375% due 07/01/28 ~ 136,000 139,819
8.625% due 11/01/30 ~ 148,000 156,241
8.750% due 07/01/31 ~ 404,000 422,508
9.625% due 06/15/33 ~ 8,000 8,843
South Bow Canadian Infrastructure Holdings Ltd.
(Canada)
7.500% due 03/01/55  56,000 58,343
7.625% due 03/01/55  100,000 103,017
Star Holding LLC
8.750% due 08/01/31 ~ 97,000 98,531
Summit Midstream Holdings LLC
8.625% due 10/31/29 ~ 178,000 183,181
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 85,000 76,786
Sunoco LP
4.500% due 10/01/29 ~ 198,000 191,458
4.625% due 05/01/30 ~ 68,000 65,487
5.375% due 07/15/31 ~ 81,000 80,408
5.625% due 03/15/31 ~ 163,000 162,367
5.625% due 07/15/34 ~ 60,000 59,124
5.875% due 07/15/27 ~ 132,000 132,000
5.875% due 03/15/34 ~ 112,000 110,842
6.250% due 07/01/33 ~ 55,000 55,283
6.625% due 08/15/32 ~ 208,000 211,397
7.000% due 05/01/29 ~ 451,000 463,451
7.250% due 05/01/32 ~ 69,000 71,435
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  66,000 64,403
4.500% due 04/30/30  17,000 16,398
7.000% due 09/15/28 ~ 229,000 234,397
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.500% due 01/15/28 ~ 1,000 992
6.000% due 12/31/30 ~ 234,000 232,952
6.750% due 03/15/34 ~ 70,000 70,398

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.375% due 02/15/29 ~ $ 269,000 $ 276,893
Talos Production, Inc.
9.000% due 02/01/29 ~ 91,000 94,790
9.375% due 02/01/31 ~ 213,000 225,851
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 92,000 88,164
5.000% due 01/31/28 ~ 261,000 258,258
TGNR Intermediate Holdings LLC
5.500% due 10/15/29 ~ 68,000 66,539
TGS ASA (Norway)
8.500% due 01/15/30 ~ 150,000 157,255
Tidewater, Inc.
9.125% due 07/15/30 ~ 199,000 212,170
TransMontaigne Partners LLC
8.500% due 06/15/30 ~ 176,000 178,060
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 93,538 96,185
Transocean International Ltd.
6.800% due 03/15/38  87,000 83,641
8.250% due 05/15/29 ~ 73,000 75,473
8.500% due 05/15/31 ~ 310,000 325,318
8.750% due 02/15/30 ~ 259,700 270,897
Trident Energy Finance PLC (United Kingdom)
12.500% due 11/30/29 ~ 22,000 23,510
USA Compression Partners LP/USA
Compression Finance Corp.
6.250% due 10/01/33 ~ 162,000 161,754
7.125% due 03/15/29 ~ 155,000 158,684
Valaris Ltd.
8.375% due 04/30/30 ~ 275,000 285,094
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 195,000 185,444
3.875% due 11/01/33 ~ 161,000 142,751
4.125% due 08/15/31 ~ 283,000 262,652
6.250% due 01/15/30 ~ 295,000 301,892
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ † 423,000 432,119
8.125% due 06/01/28 ~ 296,000 302,872
8.375% due 06/01/31 ~ 429,000 446,373
9.500% due 02/01/29 ~ 377,000 407,838
9.875% due 02/01/32 ~ 209,000 224,566
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 ~ 146,000 150,230
6.500% due 01/15/34 ~ 407,000 424,533
6.500% due 06/15/34 ~ 100,000 104,158
6.750% due 01/15/36 ~ 209,000 221,499
7.500% due 05/01/33 ~ 219,000 240,854
7.750% due 05/01/35 ~ 365,000 409,312
Vermilion Energy, Inc. (Canada)
6.875% due 05/01/30 ~ 203,000 205,504
7.250% due 02/15/33 ~ 36,000 36,339
Viridien (France)
10.000% due 10/15/30 ~ 31,000 33,014
W&T Offshore, Inc.
10.750% due 02/01/29 ~ 50,000 51,161
Warrior Met Coal, Inc.
7.875% due 12/01/28 ~ † 127,000 128,579
WBI Operating LLC
6.250% due 10/15/30 ~ 277,000 278,838
6.500% due 10/15/33 ~ 37,000 36,743
Weatherford International Ltd.
6.750% due 10/15/33 ~ 365,000 373,183
a
Principal
Amount Value
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ $ 170,000 $ 172,375
29,390,770
Financial - 13.1%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 90,000 85,020
6.000% due 08/01/29 ~ 157,000 147,580
6.750% due 07/01/32 ~ 237,000 228,609
7.500% due 11/06/30 ~ 335,000 336,785
8.250% due 02/01/29 ~ 71,000 70,241
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.250% due 10/15/27 ~ 74,000 72,580
5.875% due 11/01/29 ~ 1,000 968
6.500% due 10/01/31 ~ 251,000 246,782
6.750% due 10/15/27 ~ 144,000 143,979
6.750% due 04/15/28 ~ 323,000 324,948
7.000% due 01/15/31 ~ 406,000 409,663
Ally Financial, Inc.
6.646% due 01/17/40  103,000 99,488
6.700% due 02/14/33  160,000 161,237
American National Group, Inc.
7.000% due 12/01/55  12,000 11,390
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 300,000 287,627
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp.
7.000% due 04/15/30 ~ 239,000 239,526
Anywhere Real Estate Group LLC/Realogy Co-
Issuer Corp.
5.250% due 04/15/30 ~ 166,000 156,973
9.750% due 04/15/30 ~ 92,000 97,742
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% due 11/01/29 ~ 223,000 201,854
Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/29 ~ 9,000 8,933
Arbor Realty SR, Inc.
7.875% due 07/15/30 ~ 177,000 163,781
8.500% due 10/15/27 ~ 50,000 49,869
8.500% due 12/15/28 ~ 65,000 63,907
Arbor Realty Trust, Inc.
4.500% due 03/15/27 ~ 88,000 83,771
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 223,000 225,778
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 271,000 265,785
Aretec Group, Inc.
7.500% due 04/01/29 ~ 100,000 99,133
10.000% due 08/15/30 ~ 40,286 42,841
Armor Holdco, Inc.
8.500% due 11/15/29 ~ 100,000 91,417
Assurant, Inc.
7.000% due 03/27/48  95,000 95,628
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/32 ~ 504,000 523,297
8.375% due 02/01/34 ~ 633,000 615,005
Atlanticus Holdings Corp.
9.750% due 09/01/30 ~ 159,000 143,086
Avation Group S Pte. Ltd. (Singapore)
8.500% due 05/15/31 ~ 50,000 46,446
Azorra Finance Ltd.
6.250% due 02/15/34 ~ 50,000 46,530

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.250% due 01/15/31 ~ $ 60,000 $ 60,634
7.750% due 04/15/30 ~ 74,000 76,280
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 170,000 170,972
Blackstone Mortgage Trust, Inc. REIT
3.750% due 01/15/27 ~ 8,000 7,869
Brandywine Operating Partnership LP
3.950% due 11/15/27  11,000 10,560
4.550% due 10/01/29  233,000 212,712
8.300% due 03/15/28  162,000 165,001
Bread Financial Holdings, Inc.
8.375% due 06/15/35 ~ 90,000 91,063
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 154,000 150,233
Brookfield Property REIT, Inc./BPR Cumulus LLC/
BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/27 ~ 226,000 221,886
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 100,000 88,384
8.500% due 01/15/34 ~ 200,000 172,000
9.250% due 07/01/31 ~ 147,000 132,843
Cobra AcquisitionCo LLC
6.375% due 11/01/29 ~ 300,000 260,098
12.250% due 11/01/29 ~ 33,000 33,523
Coinbase Global, Inc.
3.375% due 10/01/28 ~ † 215,000 201,427
3.625% due 10/01/31 ~ 206,000 174,313
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~ 102,937 89,566
5.250% due 04/15/29 ~ 48,511 45,169
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 197,000 197,387
CoreLogic, Inc.
4.500% due 05/01/28 ~ 190,000 178,548
Credit Acceptance Corp.
6.625% due 03/15/30 ~ 57,000 55,776
9.250% due 12/15/28 ~ 112,000 116,193
CrossCountry Intermediate HoldCo LLC
6.750% due 12/01/32 ~ 209,000 196,866
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 170,000 170,361
8.875% due 09/01/31 ~ 136,000 144,144
Diversified Healthcare Trust
4.375% due 03/01/31  46,000 40,927
4.750% due 02/15/28  308,000 296,302
EF Holdco/EF Cayman Holdings/Ellington
Financial REIT Cayman/TRS/EF Cayman
Non-MTM
7.375% due 09/30/30 ~ 158,000 152,348
Encore Capital Group, Inc.
8.500% due 05/15/30 ~ 149,000 157,634
9.250% due 04/01/29 ~ 140,000 146,650
Enova International, Inc.
9.125% due 08/01/29 ~ 180,000 184,274
11.250% due 12/15/28 ~ 31,000 32,817
EZCORP, Inc.
7.375% due 04/01/32 ~ 92,000 96,334
Fidelis Insurance Holdings Ltd. (United Kingdom)
7.750% due 06/15/55  200,000 211,040
Five Point Operating Co. LP
8.000% due 10/01/30 ~ 34,000 33,941
a
Principal
Amount Value
Focus Financial Partners LLC
6.750% due 09/15/31 ~ $ 103,000 $ 102,392
Freedom Mortgage Corp.
12.250% due 10/01/30 ~ 218,000 235,378
Freedom Mortgage Holdings LLC
6.875% due 05/01/31 ~ 176,000 164,715
8.375% due 04/01/32 ~ 22,000 21,664
9.125% due 05/15/31 ~ 184,000 187,266
9.250% due 02/01/29 ~ 372,000 377,318
FS KKR Capital Corp.
3.125% due 10/12/28  150,000 137,028
3.250% due 07/15/27  135,000 129,733
6.125% due 01/15/30  105,000 100,015
6.125% due 01/15/31  68,000 63,845
6.875% due 08/15/29  107,000 105,217
7.875% due 01/15/29  160,000 161,866
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 100,902
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 83,000 82,904
6.875% due 04/15/29 ~ 87,000 89,153
8.000% due 02/15/27 ~ 17,000 17,186
8.000% due 06/15/28 ~ 95,000 98,669
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 236,000 239,726
Global Atlantic Fin Co.
7.250% due 03/01/56 ~ 67,000 63,210
7.950% due 10/15/54 ~ 85,000 81,918
goeasy Ltd. (Canada)
6.875% due 05/15/30 ~ 167,000 138,573
7.375% due 10/01/30 ~ 3,000 2,487
7.625% due 07/01/29 ~ 252,000 221,374
9.250% due 12/01/28 ~ 123,000 114,513
HA Sustainable Infrastructure Capital, Inc.
7.125% due 11/15/56  122,000 121,460
8.000% due 06/01/56  100,000 103,506
Hightower Holding LLC
9.125% due 01/31/30 ~ 53,000 54,310
Howard Hughes Corp.
4.125% due 02/01/29 ~ 73,000 69,108
4.375% due 02/01/31 ~ 130,000 119,451
5.875% due 03/01/32 ~ 97,000 93,441
6.125% due 03/01/34 ~ 93,000 89,392
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
7.250% due 02/15/31 ~ 246,000 248,262
8.125% due 02/15/32 ~ 252,000 236,342
HUB International Ltd.
5.625% due 12/01/29 ~ 176,000 170,877
7.250% due 06/15/30 ~ 524,000 537,089
7.375% due 01/31/32 ~ 204,000 208,200
Hudson Pacific Properties LP
3.950% due 11/01/27  164,000 154,920
5.950% due 02/15/28  200,000 189,921
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 45,000 42,259
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.375% due 02/01/29  210,000 179,426
9.000% due 06/15/30  425,000 398,935
9.750% due 01/15/29  1,000 984
10.000% due 11/15/29 ~ 107,000 105,545

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Iron Mountain Information Management Services,
Inc.
5.000% due 07/15/32 ~ $ 13,000 $ 12,282
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 154,000 144,690
4.875% due 09/15/27 ~ 195,000 194,755
4.875% due 09/15/29 ~ 29,000 28,233
5.250% due 03/15/28 ~ 9,000 8,965
5.250% due 07/15/30 ~ 571,000 555,087
5.625% due 07/15/32 ~ 96,000 93,279
6.250% due 01/15/33 ~ † 536,000 534,715
7.000% due 02/15/29 ~ 59,000 60,173
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/32 ~ 410,000 405,799
6.750% due 05/01/33 ~ 313,000 317,782
7.125% due 04/30/31 ~ 238,000 244,799
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 190,000 177,234
6.625% due 10/15/31 ~ 181,000 172,735
Jefferson Capital Holdings LLC
8.250% due 05/15/30 ~ 150,000 156,487
Jones Deslauriers Insurance Management, Inc.
(Canada)
6.875% due 10/01/33 ~ 34,000 31,146
8.500% due 03/15/30 ~ 200,000 203,455
Kennedy-Wilson, Inc.
4.750% due 03/01/29  100,000 98,626
4.750% due 02/01/30  121,000 121,126
LD Holdings Group LLC
6.125% due 04/01/28 ~ 88,000 73,901
8.750% due 11/01/27 ~ 185,000 174,296
LFS Topco LLC
8.750% due 07/15/30 ~ 92,000 87,995
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 244,276
4.300% due 02/01/61 ~ 100,000 62,621
Millrose Properties, Inc.
6.250% due 09/15/32 ~ 197,000 193,638
6.375% due 08/01/30 ~ 126,000 126,046
MPT Operating Partnership LP/MPT Finance
Corp.
3.500% due 03/15/31  260,000 170,170
4.625% due 08/01/29  244,000 190,015
5.000% due 10/15/27  275,000 256,217
8.500% due 02/15/32 ~ 138,000 140,015
Nassau Cos., of New York
7.875% due 07/15/30 ~ 50,000 45,718
Navient Corp.
5.500% due 03/15/29  242,000 222,050
5.625% due 08/01/33  44,000 34,350
7.875% due 06/15/32  163,000 145,526
9.375% due 07/25/30  242,000 236,125
11.500% due 03/15/31  142,000 144,470
Newmark Group, Inc.
7.500% due 01/12/29  165,000 173,078
OneMain Finance Corp.
3.875% due 09/15/28  108,000 102,718
4.000% due 09/15/30  136,000 122,919
5.375% due 11/15/29  98,000 94,576
6.125% due 05/15/30  156,000 152,650
6.500% due 03/15/33  115,000 110,037
6.625% due 01/15/28  203,000 204,533
6.625% due 05/15/29  306,000 306,680
a
Principal
Amount Value
6.750% due 03/15/32  $ 249,000 $ 241,900
6.750% due 09/15/33  120,000 115,212
7.125% due 11/15/31  67,000 66,442
7.125% due 09/15/32  186,000 183,416
7.500% due 05/15/31  233,000 234,392
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 93,000 93,081
8.000% due 08/01/33 ~ 82,000 81,017
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 655,000 657,531
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.875% due 05/15/29 ~ 169,000 162,343
7.000% due 02/01/30 ~ 44,000 44,568
Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/29 ~ 100,000 100,262
PennyMac Financial Services, Inc.
5.750% due 09/15/31 ~ 275,000 254,780
6.750% due 02/15/34 ~ 69,000 64,644
6.875% due 05/15/32 ~ 9,000 8,694
6.875% due 02/15/33 ~ 212,000 203,021
7.125% due 11/15/30 ~ 47,000 46,743
7.875% due 12/15/29 ~ 264,000 270,222
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 ~ 200,000 193,176
Phoenix Aviation Capital Ltd. (Ireland)
9.250% due 07/15/30 ~ 217,000 218,596
Planet Financial Group LLC
10.500% due 12/15/29 ~ 194,000 186,253
PRA Group, Inc.
8.375% due 02/01/28 ~ 235,000 236,795
8.875% due 01/31/30 ~ 50,000 50,518
Prospect Capital Corp.
3.437% due 10/15/28  171,000 149,749
Provident Funding Associates LP/PFG Finance
Corp.
9.750% due 09/15/29 ~ 144,000 147,973
Rfna LP
7.875% due 02/15/30 ~ 100,000 95,654
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/29 ~ 112,000 108,636
5.750% due 03/15/34 ~ 88,000 86,913
6.500% due 04/01/32 ~ 154,000 156,901
6.500% due 06/15/33 ~ 117,000 119,221
7.250% due 07/15/28 ~ 69,000 70,491
Rithm Capital Corp.
8.000% due 04/01/29 ~ 227,000 223,216
8.000% due 07/15/30 ~ 99,000 95,629
RLJ Lodging Trust LP
4.000% due 09/15/29 ~ 129,000 120,914
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 250,000 252,462
6.375% due 08/01/33 ~ 464,000 469,565
6.500% due 08/01/29 ~ 215,000 217,689
7.125% due 02/01/32 ~ 6,000 6,189
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.625% due 03/01/29 ~ 286,000 271,004
3.875% due 03/01/31 ~ 195,000 180,037
Ryan Specialty LLC
4.375% due 02/01/30 ~ 20,000 19,400
5.875% due 08/01/32 ~ 121,000 119,690

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
SBA Communications Corp.
3.125% due 02/01/29  $ 294,000 $ 278,763
3.875% due 02/15/27  169,000 167,383
Service Properties Trust
3.950% due 01/15/28  153,000 146,461
4.375% due 02/15/30  6,000 5,335
5.500% due 12/15/27  2,000 2,005
8.625% due 11/15/31 ~ 35,000 36,578
8.875% due 06/15/32  250,000 248,038
9.412% due 09/30/28 ~ 105,000 95,660
SLM Corp.
6.500% due 01/31/30  17,000 16,700
Starwood Property Trust, Inc.
5.250% due 10/15/28 ~ 87,000 86,064
6.000% due 04/15/30 ~ 156,000 155,782
6.500% due 07/01/30 ~ 89,000 90,943
7.250% due 04/01/29 ~ 119,000 122,675
Stonebriar ABF Issuer LLC
8.125% due 12/15/30 ~ 78,000 80,676
Stonex Escrow Issuer LLC
6.875% due 07/15/32 ~ 85,000 85,963
StoneX Group, Inc.
7.875% due 03/01/31 ~ 263,000 273,326
Synchrony Financial
7.250% due 02/02/33 † 233,000 238,149
Texas Capital Bancshares, Inc.
4.000% due 05/06/31  50,000 49,919
TrueNoord Capital DAC (Ireland)
8.750% due 03/01/30 ~ 130,000 132,833
United Wholesale Mortgage LLC
5.500% due 04/15/29 ~ 131,000 122,738
5.750% due 06/15/27 ~ 85,000 83,739
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.000% due 01/15/30 ~ † 377,000 354,999
USI, Inc.
7.500% due 01/15/32 ~ 41,000 41,591
UWM Holdings LLC
6.625% due 02/01/30 ~ 225,000 212,415
Velocity Commercial Capital LLC
9.375% due 02/15/31 ~ 97,000 97,051
Vornado Realty LP
3.400% due 06/01/31  39,000 34,753
5.750% due 02/01/33  37,000 36,305
Walker & Dunlop, Inc.
6.625% due 04/01/33 ~ 25,000 24,462
XHR LP
4.875% due 06/01/29 ~ 90,000 87,243
34,234,230
Industrial - 10.0%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 39,000 39,721
Advanced Drainage Systems, Inc.
5.375% due 03/01/34 ~ 21,000 20,488
6.375% due 06/15/30 ~ 76,000 76,710
AECOM
6.000% due 08/01/33 ~ 91,000 90,984
AmeriTex HoldCo Intermediate LLC
7.625% due 08/15/33 ~ 28,000 28,928
Amsted Industries, Inc.
4.625% due 05/15/30 ~ 200,000 192,028
6.375% due 03/15/33 ~ 62,000 62,359
a
Principal
Amount Value
Arcosa, Inc.
4.375% due 04/15/29 ~ $ 15,000 $ 14,484
6.875% due 08/15/32 ~ 66,000 67,677
Ardagh Group SA
9.500% due 12/01/30 ~ 385,110 404,101
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
4.000% due 09/01/29 ~ 378,000 346,396
Artera Services LLC
8.500% due 02/15/31 ~ † 266,000 227,996
ATI, Inc.
4.875% due 10/01/29  161,000 158,976
5.125% due 10/01/31  154,000 152,298
7.250% due 08/15/30  50,000 51,883
Atkore, Inc.
4.250% due 06/01/31 ~ 196,000 184,017
Avient Corp.
6.250% due 11/01/31 ~ 118,000 118,923
7.125% due 08/01/30 ~ 39,000 39,657
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 206,000 209,923
6.250% due 03/15/33 ~ 18,000 18,389
Ball Corp.
2.875% due 08/15/30  172,000 156,654
3.125% due 09/15/31  9,000 8,113
5.500% due 09/15/33  241,000 241,368
6.000% due 06/15/29  231,000 234,609
Beacon Mobility Corp.
7.250% due 08/01/30 ~ 26,000 26,878
Boise Cascade Co.
4.875% due 07/01/30 ~ 68,000 66,909
Bombardier, Inc. (Canada)
6.750% due 06/15/33 ~ 71,000 73,411
7.000% due 06/01/32 ~ 56,000 58,189
7.250% due 07/01/31 ~ 161,000 168,916
7.450% due 05/01/34 ~ 195,000 211,120
7.500% due 02/01/29 ~ 114,000 118,456
8.750% due 11/15/30 ~ 96,000 102,220
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ 198,000 181,202
Brightline East LLC
11.000% due 01/31/30 ~ † 217,000 59,675
Builders FirstSource, Inc.
5.000% due 03/01/30 ~ 258,000 251,456
6.375% due 06/15/32 ~ 129,000 128,989
6.375% due 03/01/34 ~ 234,000 231,301
6.750% due 05/15/35 ~ 271,000 271,079
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 150,000 145,953
4.125% due 04/15/29 ~ 87,000 83,702
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 129,386
Camelot Return Merger Sub, Inc.
8.750% due 08/01/28 ~ † 155,000 92,138
Carriage Purchaser, Inc.
7.875% due 10/15/29 ~ 52,000 49,702
Cascades, Inc./Cascades USA, Inc. (Canada)
5.375% due 01/15/28 ~ 173,000 171,374
6.750% due 07/15/30 ~ 75,000 75,719
Chart Industries, Inc.
7.500% due 01/01/30 ~ 155,000 161,224
9.500% due 01/01/31 ~ 100,000 105,118

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Clean Harbors, Inc.
5.125% due 07/15/29 ~ $ 213,000 $ 210,561
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~ 231,000 227,045
6.750% due 04/15/32 ~ 21,000 19,894
6.875% due 01/15/30 ~ 276,000 268,610
8.750% due 04/15/30 ~ 83,000 77,518
Coherent Corp.
5.000% due 12/15/29 ~ 76,000 74,612
Columbus McKinnon Corp.
7.125% due 02/01/33 ~ 96,000 96,046
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 55,000 11,275
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ 165,000 154,895
Crown Americas LLC
5.250% due 04/01/30  22,000 21,991
5.875% due 06/01/33  97,000 97,045
Danaos Corp. (Greece)
6.875% due 10/15/32 ~ 129,000 131,187
Efesto Bidco SpA Efesto U.S. LLC (Italy)
7.500% due 02/15/32 ~ 229,000 228,154
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 493,000 502,026
6.750% due 07/15/31 ~ 3,000 3,088
Energizer Holdings, Inc.
4.375% due 03/31/29 ~ 295,000 280,899
4.750% due 06/15/28 ~ 80,000 78,798
EnerSys
4.375% due 12/15/27 ~ 100,000 99,288
6.625% due 01/15/32 ~ 122,000 124,798
Enpro, Inc.
6.125% due 06/01/33 ~ 6,000 6,084
Entegris, Inc.
4.375% due 04/15/28 ~ 241,000 237,243
Enviri Corp.
5.750% due 07/31/27 ~ 166,000 165,719
Esab Corp.
5.625% due 04/01/31 ~ 94,000 94,894
6.250% due 04/15/29 ~ 72,000 73,163
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/29 ~ 38,000 36,404
FTAI Aviation Investors LLC
5.875% due 04/15/33 ~ 87,000 85,225
7.000% due 05/01/31 ~ 220,000 225,688
7.000% due 06/15/32 ~ 274,000 281,105
7.875% due 12/01/30 ~ 165,333 172,771
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 33,436
GFL Environmental Holdings U.S., Inc.
5.500% due 02/01/34 ~ 22,000 21,605
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 85,000 82,708
4.000% due 08/01/28 ~ 187,000 181,921
4.375% due 08/15/29 ~ 3,000 2,921
4.750% due 06/15/29 ~ 216,000 212,088
6.750% due 01/15/31 ~ 182,000 188,566
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 ~ 2,000 1,964
7.500% due 04/15/32 ~ 49,000 51,301
GrafTech Finance, Inc.
4.625% due 12/23/29 ~ 200,000 111,857
a
Principal
Amount Value
Graphic Packaging International LLC
3.500% due 03/01/29 ~ $ 141,000 $ 132,118
6.375% due 07/15/32 ~ 153,000 152,470
Griffon Corp.
5.750% due 03/01/28  156,000 155,789
Hillenbrand, Inc.
6.250% due 02/15/29  25,000 23,182
Imola Merger Corp.
4.750% due 05/15/29 ~ 472,000 459,067
INNOVATE Corp.
10.500% due 02/01/27 ~ 58,940 49,583
Iris Holding, Inc.
10.000% due 12/15/28 ~ 100,000 82,970
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 47,000 46,687
JELD-WEN Holding, Inc.
7.000% due 09/01/32 ~ † 65,000 30,629
JELD-WEN, Inc.
4.875% due 12/15/27 ~ 14,000 9,511
Knife River Corp.
7.750% due 05/01/31 ~ 27,000 27,969
LSB Industries, Inc.
6.250% due 10/15/28 ~ 163,000 162,130
Lsf12 Helix Parent LLC
7.125% due 02/01/33 ~ 101,000 97,455
Luna 1.5 SARL (Luxembourg)
12.000% PIK due 07/01/32 ~ 200,000 210,410
Madison IAQ LLC
5.875% due 06/30/29 ~ 215,000 210,987
Manitowoc Co., Inc.
9.250% due 10/01/31 ~ 129,000 134,873
Masterbrand, Inc.
7.000% due 07/15/32 ~ 242,000 236,643
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/30 ~ 442,000 442,316
9.250% due 04/15/30 ~ 232,000 215,755
Maxam Prill SARL (Luxembourg)
7.750% due 07/15/30 ~ 199,000 202,873
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 17,000 17,736
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 200,000 191,676
Moog, Inc.
4.250% due 12/15/27 ~ 208,000 208,620
5.500% due 10/15/34 ~ 75,000 75,423
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 48,206
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 24,000 23,663
9.750% due 07/15/28 ~ 55,000 55,102
OI European Group BV
4.750% due 02/15/30 ~ 188,000 175,571
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500% due 04/15/30 ~ † 50,000 19,007
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ 95,000 91,091
7.375% due 06/01/32 ~ 172,000 163,009
Park-Ohio Industries, Inc.
8.500% due 08/01/30 ~ 70,000 71,806
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 756,000 767,153
6.750% due 03/01/33 ~ 146,000 148,397

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Rand Parent LLC
8.500% due 02/15/30 ~ $ 80,000 $ 82,184
Reworld Holding Corp.
4.875% due 12/01/29 ~ 175,000 164,222
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 17,000 16,538
RXO, Inc.
6.375% due 05/15/31 ~ 63,000 60,606
Sealed Air Corp.
6.500% due 07/15/32 ~ 24,000 25,190
6.875% due 07/15/33 ~ 205,000 196,035
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 108,000 109,421
7.250% due 02/15/31 ~ 228,000 239,229
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 200,000 187,582
Sensata Technologies BV
5.875% due 09/01/30 ~ 210,000 210,511
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 165,000 153,163
Silgan Holdings, Inc.
4.125% due 02/01/28  27,000 26,421
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 308,000 305,870
8.875% due 11/15/31 ~ 198,000 204,331
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 14,000 14,306
Standard Building Solutions, Inc.
5.875% due 03/15/34 ~ 14,000 13,513
6.250% due 08/01/33 ~ 346,000 342,441
6.500% due 08/15/32 ~ 188,000 188,264
Standard Industries, Inc.
3.375% due 01/15/31 ~ 56,000 50,232
4.375% due 07/15/30 ~ 259,000 244,282
4.750% due 01/15/28 ~ 286,000 282,925
Star Leasing Co. LLC
7.625% due 02/15/30 ~ 46,000 42,618
Stonepeak Nile Parent LLC
7.250% due 03/15/32 ~ 74,000 77,182
Terex Corp.
5.000% due 05/15/29 ~ 234,000 230,692
6.250% due 10/15/32 ~ 112,000 112,834
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 200,000 199,621
TMS International Corp.
6.250% due 04/15/29 ~ 97,000 93,711
TopBuild Corp.
3.625% due 03/15/29 ~ 122,000 116,283
4.125% due 02/15/32 ~ 34,000 31,379
5.625% due 01/31/34 ~ 74,000 72,506
Toucan FinCo Ltd./Toucan FinCo Can, Inc./
Toucan FinCo U.S. LLC (Canada)
9.500% due 05/15/30 ~ 270,000 238,768
TransDigm, Inc.
4.625% due 01/15/29  146,000 143,541
6.000% due 01/15/33 ~ 341,000 341,189
6.125% due 07/31/34 ~ 99,000 97,495
6.375% due 03/01/29 ~ 603,000 615,008
6.375% due 05/31/33 ~ 282,000 280,719
6.625% due 03/01/32 ~ 567,000 578,975
6.750% due 08/15/28 ~ 213,000 215,852
6.750% due 01/31/34 ~ 473,000 479,553
6.875% due 12/15/30 ~ 122,000 125,086
a
Principal
Amount Value
7.125% due 12/01/31 ~ $ 715,000 $ 738,885
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 85,000 82,847
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 95,233
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 34,000 34,872
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 133,000 139,258
TTM Technologies, Inc.
4.000% due 03/01/29 ~ 109,000 104,772
Tutor Perini Corp.
11.875% due 04/30/29 ~ 46,000 50,421
Waste Pro USA, Inc.
7.000% due 02/01/33 ~ 77,000 78,059
Watco Cos. LLC/Watco Finance Corp.
7.125% due 08/01/32 ~ 29,000 29,812
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 09/15/28 ~ 149,000 144,422
6.750% due 01/15/34 ~ 100,000 95,900
WESCO Distribution, Inc.
5.250% due 04/15/31 ~ 122,000 121,577
5.500% due 04/15/34 ~ 47,000 46,405
6.375% due 03/15/29 ~ 100,000 101,916
6.375% due 03/15/33 ~ 129,000 131,531
6.625% due 03/15/32 ~ 110,000 112,726
7.250% due 06/15/28 ~ 321,000 322,974
Wilsonart LLC
11.000% due 08/15/32 ~ 137,000 99,525
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 89,000 91,703
XPO, Inc.
7.125% due 06/01/31 ~ 52,000 53,597
7.125% due 02/01/32 ~ 63,000 65,023
26,176,805
Technology - 4.5%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 181,000 177,248
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 296,940
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 109,000 112,898
Amkor Technology, Inc.
5.875% due 10/01/33 ~ 84,000 83,761
ams-OSRAM AG (Austria)
12.250% due 03/30/29 ~ 200,000 212,893
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 560,000 526,229
CACI International, Inc.
6.375% due 06/15/33 ~ 115,000 117,141
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 71,000 67,906
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 134,000 99,730
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 100,000 72,078
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 839,000 819,330
6.625% due 08/15/33 ~ 94,000 83,658
8.250% due 06/30/32 ~ 251,000 238,258
9.000% due 09/30/29 ~ 730,000 704,909

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ $ 10,000 $ 9,915
CoreWeave, Inc.
9.000% due 02/01/31 ~ 353,000 336,328
9.250% due 06/01/30 ~ 194,000 188,687
Crane NXT Co.
4.200% due 03/15/48  4,000 2,418
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  51,000 48,546
Diebold Nixdorf, Inc.
7.750% due 03/31/30 ~ 203,000 211,595
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 110,000 92,171
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 98,000 95,968
Fair Isaac Corp.
4.000% due 06/15/28 ~ 249,000 241,821
6.000% due 05/15/33 ~ 229,000 224,837
6.250% due 09/15/34 ~ 241,000 237,238
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 224,000 222,902
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 169,000 163,258
KBR, Inc.
4.750% due 09/30/28 ~ 150,000 147,218
Kioxia Holdings Corp. (Japan)
6.250% due 07/24/30 ~ 296,000 301,040
6.625% due 07/24/33 ~ 325,000 334,336
McAfee Corp.
7.375% due 02/15/30 ~ † 381,000 315,196
NCR Atleos Corp.
9.500% due 04/01/29 ~ 179,000 191,709
NCR Voyix Corp.
5.000% due 10/01/28 ~ 56,000 54,003
5.125% due 04/15/29 ~ 78,000 74,680
OAK-Eagle Acquireco, Inc.
due 07/01/33 # ~ 330,000 342,126
due 07/01/34 # ~ 256,000 268,172
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 149,000 143,864
Open Text Corp. (Canada)
3.875% due 02/15/28 ~ 286,000 275,634
3.875% due 12/01/29 ~ 47,000 42,054
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 100,000 89,439
4.125% due 12/01/31 ~ 192,000 163,997
Pagaya U.S. Holdings Co. LLC
8.875% due 08/01/30 ~ 168,000 120,472
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 212,000 211,933
7.250% due 03/15/29 ~ 50,000 50,065
Playtika Holding Corp.
4.250% due 03/15/29 ~ 206,000 160,968
Rackspace Finance LLC
3.500% due 05/15/28 ~ 50,000 25,000
ROBLOX Corp.
3.875% due 05/01/30 ~ 85,000 79,929
Rocket Software, Inc.
6.500% due 02/15/29 ~ 106,000 95,529
9.000% due 11/28/28 ~ 109,000 108,950
Science Applications International Corp.
5.875% due 11/01/33 ~ 227,000 221,763
a
Principal
Amount Value
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/31 ~ $ 65,000 $ 61,039
5.750% due 12/01/34 ~ 50,000 49,937
5.875% due 07/15/30 ~ 109,000 110,865
8.250% due 12/15/29 ~ 245,000 257,457
Seagate HDD Cayman
8.500% due 07/15/31  260,000 272,805
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 316,000 316,450
6.500% due 06/01/32 ~ 68,000 68,045
Synaptics, Inc.
4.000% due 06/15/29 ~ 100,000 94,776
Twilio, Inc.
3.625% due 03/15/29  250,000 239,250
UKG, Inc.
6.875% due 02/01/31 ~ 474,000 463,653
Unisys Corp.
10.625% due 01/15/31 ~ 100,000 86,119
Xerox Corp.
6.750% due 12/15/39  50,000 12,894
13.500% due 04/15/31 ~ † 358,000 178,105
Xerox Holdings Corp.
8.875% due 11/30/29 ~ 17,000 5,440
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 15,000 15,114
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp.
3.875% due 02/01/29 ~ 75,000 62,406
11,801,095
Utilities - 3.1%
AES Corp.
7.600% due 01/15/55  200,000 198,489
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  154,000 149,900
Alpha Generation LLC
6.250% due 01/15/34 ~ 198,000 194,646
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 250,000 254,163
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750% due 05/20/27  64,000 64,471
9.375% due 06/01/28 ~ 223,000 229,073
9.500% due 06/01/30 ~ 36,000 38,284
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC (United Kingdom)
6.375% due 02/15/32 ~ 222,000 217,044
Calpine LLC
3.750% due 03/01/31 ~ 1,000 954
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 2,000 1,853
4.750% due 03/15/28 ~ 273,000 269,503
5.750% due 01/15/34 ~ 45,000 44,253
ContourGlobal Power Holdings SA (United
Kingdom)
6.750% due 02/28/30 ~ 17,000 17,212
DPL LLC
4.350% due 04/15/29  239,000 229,536
Edison International
7.875% due 06/15/54  90,000 92,256
8.125% due 06/15/53  150,000 152,810
Emera U.S. Finance LLC
6.650% due 10/01/56  50,000 50,019
6.850% due 10/01/56  50,000 50,083

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
EUSHI Finance, Inc.
6.250% due 04/01/56  $ 66,000 $ 64,809
7.625% due 12/15/54  167,000 172,777
Leeward Renewable Energy Operations LLC
4.250% due 07/01/29 ~ 66,000 62,008
Lightning Power LLC
7.250% due 08/15/32 ~ 183,400 190,781
Long Ridge Energy LLC
8.750% due 02/15/32 ~ 222,000 233,071
NRG Energy, Inc.
3.375% due 02/15/29 ~ 250,000 237,126
3.625% due 02/15/31 ~ 75,000 69,103
5.250% due 06/15/29 ~ 279,000 276,378
5.750% due 01/15/28  37,000 37,089
5.750% due 07/15/29 ~ 275,000 274,722
5.750% due 01/15/34 ~ 132,000 130,295
6.000% due 02/01/33 ~ 145,000 145,130
6.000% due 01/15/36 ~ 300,000 297,451
6.250% due 11/01/34 ~ 315,000 317,768
PacifiCorp
7.125% due 08/15/56  211,000 199,391
7.375% due 09/15/55  50,000 47,816
Pattern Energy Operations LP/Pattern Energy
Operations, Inc.
4.500% due 08/15/28 ~ 218,000 212,997
PG&E Corp.
5.000% due 07/01/28  200,000 198,552
6.850% due 09/15/56  197,000 194,747
7.375% due 03/15/55  332,000 334,405
Puget Energy, Inc.
7.000% due 09/15/56 ~ 54,000 53,605
7.250% due 09/15/56 ~ 32,000 31,880
Talen Energy Supply LLC
6.250% due 02/01/34 ~ 266,000 263,224
6.500% due 02/01/36 ~ 207,000 208,549
8.625% due 06/01/30 ~ 187,000 196,263
TransAlta Corp. (Canada)
5.875% due 02/01/34  42,000 41,844
6.500% due 03/15/40  50,000 49,292
TXNM Energy, Inc.
7.000% due 07/31/56 ~ 39,000 38,904
VoltaGrid LLC
7.375% due 11/01/30 ~ 383,000 395,742
XPLR Infrastructure Operating Partners LP
4.500% due 09/15/27 ~ 125,000 123,818
7.250% due 01/15/29 ~ 145,000 149,631
7.750% due 04/15/34 ~ 163,000 168,446
8.375% due 01/15/31 ~ † 259,000 272,790
8.625% due 03/15/33 ~ 97,000 102,538
8,047,491
Total Corporate Bonds & Notes
    (Cost $262,051,975) 258,267,159
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $262,218,672) 258,389,085
a Shares Value
SECURITIES LENDING COLLATERAL - 4.3%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
3.520% 1,381,284 $ 1,381,284
Principal
Amount
Repurchase Agreements - 3.8%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$6,913,072; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $7,051,334) $ 6,912,364 6,912,364
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$3,168,662; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$3,247,283) 3,163,732 3,163,732
10,076,096
Total Securities Lending Collateral
(Cost $11,457,380) 11,457,380
a
TOTAL INVESTMENTS - 103.0%
(Cost $273,676,052) 269,846,465
OTHER ASSETS & LIABILITIES, NET - (3.0%) (7,905,313)
NET ASSETS - 100.0% $ 261,941,152

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $31,653 or less than 0.1% of the Fund’s net assets were in default.
(b) As of March 31, 2026, investments with a total aggregate value of $118,612 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 96.2%
Basic Materials - 0.3%
spacing
Anglogold Ashanti PLC (Australia)  2,234 $ 217,502
Carpenter Technology Corp. 311 122,581
Ecolab, Inc. 2,244 596,949
Sherwin-Williams Co. 7,567 2,425,602
Steel Dynamics, Inc. 493 88,740
3,451,374
Communications - 18.8%
spacing
Airbnb, Inc. Class A * 15,111 1,908,217
Alphabet, Inc. Class A  123,300 35,456,148
Alphabet, Inc. Class C  100,396 28,799,597
Amazon.com, Inc. * 224,322 46,719,543
AppLovin Corp. Class A * 8,626 3,433,148
Arista Networks, Inc. * 37,324 4,582,641
AST SpaceMobile, Inc. †* 7,321 606,691
Booking Holdings, Inc. 1,105 4,652,404
CDW Corp. 347 41,994
Chewy, Inc. Class A * 7,786 210,222
Coupang, Inc. * (South Korea)  47,530 897,366
DoorDash, Inc. Class A * 13,230 1,986,485
Etsy, Inc. * 2,157 107,807
Expedia Group, Inc. 4,200 969,738
FactSet Research Systems, Inc. 90 19,529
GCI Liberty, Inc. Class A * 19 700
GCI Liberty, Inc. Class C * 215 8,000
Gen Digital, Inc. 2,182 41,087
GoDaddy, Inc. Class A * 4,930 407,563
Liberty Broadband Corp. Class A * 98 4,922
Liberty Broadband Corp. Class C * 748 37,624
Lyft, Inc. Class A * 2,333 31,029
Meta Platforms, Inc. Class A  60,596 34,668,789
Motorola Solutions, Inc. 2,539 1,101,850
Netflix, Inc. * 153,337 14,743,353
Nexstar Media Group, Inc. 62 11,211
Palo Alto Networks, Inc. * 28,942 4,639,981
Pinterest, Inc. Class A * 9,746 178,742
Reddit, Inc. Class A * 4,771 642,415
Robinhood Markets, Inc. Class A * 3,663 253,846
Roku, Inc. * 637 60,273
Spotify Technology SA * 5,565 2,698,524
Trade Desk, Inc. Class A * 15,239 345,773
Trump Media & Technology Group Corp. * 3,401 31,561
Uber Technologies, Inc. * 72,843 5,239,597
Ubiquiti, Inc. 154 121,705
Wayfair, Inc. Class A * 647 48,661
195,708,736
Consumer, Cyclical - 9.4%
spacing
Alaska Air Group, Inc. * 774 28,468
Allison Transmission Holdings, Inc. 522 61,105
American Airlines Group, Inc. * 2,009 21,577
AutoZone, Inc. * 96 324,267
Birkenstock Holding PLC * (Germany)  655 23,469
BJ's Wholesale Club Holdings, Inc. * 707 69,583
Burlington Stores, Inc. * 2,296 747,072
Carnival Corp. 12,221 316,279
Carvana Co. * 4,891 1,537,633
Casey's General Stores, Inc. 181 131,743
Cava Group, Inc. * 3,395 274,655
Chipotle Mexican Grill, Inc. * 47,628 1,524,572
a Shares Value
Choice Hotels International, Inc. 302 $ 31,257
Churchill Downs, Inc. 1,947 174,899
Copart, Inc. * 29,826 990,223
Core & Main, Inc. Class A * 3,850 190,190
Costco Wholesale Corp. 16,059 16,001,669
Darden Restaurants, Inc. 3,982 780,631
Deckers Outdoor Corp. * 5,124 512,861
Domino's Pizza, Inc. 353 126,653
DraftKings, Inc. Class A * 16,815 363,540
Dutch Bros, Inc. Class A * 4,227 214,140
Fastenal Co. 34,110 1,582,704
Ferguson Enterprises, Inc. 435 101,468
Floor & Decor Holdings, Inc. Class A * 1,207 61,316
Flutter Entertainment PLC * 4,804 489,768
Freshpet, Inc. * 525 30,954
Hilton Worldwide Holdings, Inc. 8,252 2,509,268
Home Depot, Inc. 27,454 9,029,346
Las Vegas Sands Corp. 11,231 605,126
Liberty Media Corp.-Liberty Formula One
Class A * 157 12,259
Liberty Media Corp.-Liberty Formula One
Class C * 2,309 196,311
Lithia Motors, Inc. 105 26,221
Live Nation Entertainment, Inc. †* 5,751 877,085
Lululemon Athletica, Inc. * 2,086 319,367
Marriott International, Inc. Class A  6,158 2,014,097
McDonald's Corp. 1,487 462,145
Murphy USA, Inc. 640 316,141
Norwegian Cruise Line Holdings Ltd. * 15,403 288,036
On Holding AG Class A * (Switzerland)  8,314 282,842
O'Reilly Automotive, Inc. * 28,012 2,585,788
Planet Fitness, Inc. Class A * 3,154 234,595
Pool Corp. 245 49,571
Ralph Lauren Corp. 118 40,591
RB Global, Inc. (Canada)  412 39,490
Restaurant Brands International, Inc. (Canada)  8,005 591,569
RH * 142 19,854
Ross Stores, Inc. 2,329 504,531
Royal Caribbean Cruises Ltd. 9,167 2,522,575
SharkNinja, Inc. * 578 61,210
SiteOne Landscape Supply, Inc. * 388 51,647
Somnigroup International, Inc. 7,424 548,782
Southwest Airlines Co. 1,967 73,900
Starbucks Corp. 5,546 496,866
Tapestry, Inc. 6,788 957,855
Tesla, Inc. * 95,746 35,593,575
Texas Roadhouse, Inc. 2,429 401,125
TJX Cos., Inc. 20,235 3,231,530
TKO Group Holdings, Inc. 1,045 210,724
Tractor Supply Co. 19,318 875,105
Travel & Leisure Co. 754 52,169
Ulta Beauty, Inc. * 403 210,652
Vail Resorts, Inc. 974 124,984
Viking Holdings Ltd. * 6,131 450,506
Walmart, Inc. 15,728 1,954,676
Wendy's Co. 3,617 25,138
Williams-Sonoma, Inc. 647 117,968
Wingstop, Inc. 1,042 161,479
WW Grainger, Inc. 1,351 1,473,684
Wyndham Hotels & Resorts, Inc. 2,551 207,218
Yum! Brands, Inc. 3,437 534,385
98,054,682

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Consumer, Non-Cyclical - 10.1%
spacing
AbbVie, Inc. 64,097 $ 13,940,457
Affirm Holdings, Inc. * 5,755 263,694
Alnylam Pharmaceuticals, Inc. * 4,586 1,517,370
Amgen, Inc. 14,355 5,050,807
Apellis Pharmaceuticals, Inc. * 3,903 157,018
Automatic Data Processing, Inc. 13,526 2,748,213
Avis Budget Group, Inc. * 275 40,109
Block, Inc. * 6,973 419,635
Booz Allen Hamilton Holding Corp. 4,279 333,890
Boston Scientific Corp. * 9,330 585,458
Bright Horizons Family Solutions, Inc. * 278 22,832
Bristol-Myers Squibb Co. 14,276 865,839
Cardinal Health, Inc. 4,353 919,832
Caris Life Sciences, Inc. * 1,590 28,429
Celsius Holdings, Inc. * 6,026 213,802
Cencora, Inc. 6,625 2,081,178
Chemed Corp. 64 24,175
Cigna Group 750 200,063
Cintas Corp. 12,439 2,103,932
Coca-Cola Co. 68,752 5,228,590
Coca-Cola Consolidated, Inc. 302 57,905
Colgate-Palmolive Co. 13,785 1,174,896
Corcept Therapeutics, Inc. * 3,071 123,792
Corpay, Inc. * 2,490 724,565
Darling Ingredients, Inc. * 372 23,008
DaVita, Inc. * 1,347 207,020
Dexcom, Inc. * 14,176 890,253
Eli Lilly & Co. 28,986 26,660,453
Equifax, Inc. 715 128,750
Exelixis, Inc. * 7,674 329,138
Gilead Sciences, Inc. 12,131 1,690,697
Grand Canyon Education, Inc. * 330 56,110
H&R Block, Inc. 591 18,758
Halozyme Therapeutics, Inc. * 4,005 258,843
HCA Healthcare, Inc. 1,203 569,308
Hershey Co. 693 144,068
IDEXX Laboratories, Inc. * 2,882 1,619,367
Incyte Corp. * 1,496 140,804
Insmed, Inc. * 7,101 1,161,156
Inspire Medical Systems, Inc. * 1,056 54,469
Insulet Corp. * 2,579 541,177
Intuitive Surgical, Inc. * 12,771 5,887,303
Ionis Pharmaceuticals, Inc. * 5,103 383,184
Kimberly-Clark Corp. 4,162 401,508
Masimo Corp. * 1,651 293,663
McKesson Corp. 4,128 3,572,206
Medpace Holdings, Inc. * 777 373,108
Molina Healthcare, Inc. * 1,076 143,431
Monster Beverage Corp. * 25,239 1,828,818
Moody's Corp. 5,624 2,453,470
Morningstar, Inc. 584 98,725
Natera, Inc. * 4,779 955,752
Neurocrine Biosciences, Inc. * 3,035 399,831
Paylocity Holding Corp. * 1,473 159,143
Penumbra, Inc. * 1,320 433,448
PepsiCo, Inc. 6,790 1,054,419
Performance Food Group Co. * 560 47,970
Quanta Services, Inc. 4,128 2,266,355
Repligen Corp. * 329 38,763
ResMed, Inc. 1,276 286,436
Rollins, Inc. 10,857 579,872
Sarepta Therapeutics, Inc. * 3,512 76,421
a Shares Value
Shift4 Payments, Inc. Class A †* 2,311 $ 101,060
Sprouts Farmers Market, Inc. * 3,388 261,316
Stryker Corp. 3,203 1,052,474
Summit Therapeutics, Inc. * 4,272 80,997
Sysco Corp. 9,375 668,719
Tempus AI, Inc. Class A †* 3,322 150,221
Toast, Inc. Class A * 17,130 454,116
U-Haul Holding Co. 1,251 55,882
Ultragenyx Pharmaceutical, Inc. * 3,409 71,419
Valvoline, Inc. * 3,769 126,940
Verisk Analytics, Inc. 2,974 564,317
Vertex Pharmaceuticals, Inc. * 9,183 4,100,577
Viking Therapeutics, Inc. * 315 10,250
Waters Corp. * 1,114 331,749
WEX, Inc. * 166 25,405
WillScot Holdings Corp. 2,054 35,657
Zoetis, Inc. 12,725 1,504,222
104,649,007
Energy - 0.4%
spacing
Cheniere Energy, Inc. 3,473 985,498
Enphase Energy, Inc. * 4,337 163,982
HF Sinclair Corp. 633 39,493
Phillips 66 1,066 194,204
SLB Ltd. 4,333 222,673
Targa Resources Corp. 7,685 1,926,860
Texas Pacific Land Corp. 2,087 990,407
Williams Cos., Inc. 2,362 171,906
4,695,023
Financial - 5.6%
spacing
Ally Financial, Inc. 779 30,560
American Express Co. 6,407 1,937,989
American Tower Corp. REIT 16,924 2,920,744
Ameriprise Financial, Inc. 3,000 1,333,200
Aon PLC Class A  7,017 2,264,947
Apollo Global Management, Inc. 10,550 1,175,481
ARES Management Corp. Class A  6,877 750,281
Arthur J Gallagher & Co. 549 118,902
Bank of America Corp. 18,940 923,325
Bank of New York Mellon Corp. 1,878 222,787
Blackstone, Inc. 26,836 3,085,872
Blue Owl Capital, Inc. † 22,688 207,141
Brookfield Asset Management Ltd.
Class A (Canada)  5,000 222,250
Brown & Brown, Inc. 1,067 69,579
CBRE Group, Inc. Class A * 1,195 161,875
Charles Schwab Corp. 5,121 481,272
Circle Internet Group, Inc. * 618 58,963
Citigroup, Inc. 11,194 1,269,512
Coinbase Global, Inc. Class A * 736 128,513
CoStar Group, Inc. * 1,892 76,323
Equitable Holdings, Inc. 9,865 366,090
Everest Group Ltd. 227 74,195
Freedom Holding Corp. †* (Kazakhstan)  549 79,539
Goldman Sachs Group, Inc. 552 466,986
Hamilton Lane, Inc. Class A  953 94,728
Houlihan Lokey, Inc. 754 108,289
Interactive Brokers Group, Inc. Class A  827 55,467
Jefferies Financial Group, Inc. 1,588 65,537
Jones Lang LaSalle, Inc. * 474 144,248
Kinsale Capital Group, Inc. 820 280,161
KKR & Co., Inc. 6,187 572,298
Lamar Advertising Co. Class A REIT 3,222 408,099

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Lazard, Inc. 779 $ 33,092
LPL Financial Holdings, Inc. 2,896 871,204
Markel Group, Inc. * 93 178,009
Marsh & McLennan Cos., Inc. 2,165 375,519
Mastercard, Inc. Class A  29,106 14,543,104
NU Holdings Ltd. Class A * (Brazil)  121,023 1,739,101
Popular, Inc. 124 16,637
Progressive Corp. 1,079 213,901
Public Storage REIT 730 197,742
Ryan Specialty Holdings, Inc. 3,559 120,081
Simon Property Group, Inc. REIT 2,644 493,185
SLM Corp. 1,054 22,566
SoFi Technologies, Inc. * 6,135 97,424
Sun Communities, Inc. REIT 885 111,475
TPG, Inc. 4,345 176,016
Tradeweb Markets, Inc. Class A  358 42,122
UDR, Inc. REIT 809 27,328
Visa, Inc. Class A  60,905 18,407,927
Western Alliance Bancorp 826 58,522
XP, Inc. Class A (Brazil)  1,078 20,525
57,900,633
Industrial - 5.1%
spacing
3M Co. 3,176 461,250
AAON, Inc. † 2,320 191,980
Amphenol Corp. Class A  44,147 5,577,973
Armstrong World Industries, Inc. 362 59,658
Axon Enterprise, Inc. * 2,736 1,161,952
Boeing Co. * 3,861 768,455
BWX Technologies, Inc. 628 128,420
Carlisle Cos., Inc. 193 64,389
Caterpillar, Inc. 2,062 1,460,844
Comfort Systems USA, Inc. 1,259 1,736,148
Eagle Materials, Inc. 74 14,019
EMCOR Group, Inc. 558 411,977
Entegris, Inc. 893 104,695
FTAI Aviation Ltd. 3,699 906,255
GE Vernova, Inc. 9,768 8,526,487
General Electric Co. 37,634 10,679,400
HEICO Corp. 1,483 406,639
HEICO Corp. Class A  2,756 581,764
Howmet Aerospace, Inc. 14,508 3,343,514
Illinois Tool Works, Inc. 3,444 896,439
Jabil, Inc. 2,484 659,825
James Hardie Industries PLC * 4,050 76,707
Karman Holdings, Inc. * 1,758 140,728
Lennox International, Inc. 1,164 540,247
Leonardo DRS, Inc. 1,087 48,393
Loar Holdings, Inc. * 1,469 84,159
Lockheed Martin Corp. 2,077 1,255,318
MasTec, Inc. * 479 154,113
Old Dominion Freight Line, Inc. 384 75,034
RBC Bearings, Inc. * 230 124,918
Rocket Lab Corp. * 17,712 1,137,465
Rockwell Automation, Inc. 338 121,301
Simpson Manufacturing Co., Inc. 35 6,007
StandardAero, Inc. * 154 3,978
Tetra Tech, Inc. 1,808 54,457
TopBuild Corp. * 81 28,455
Trane Technologies PLC 8,066 3,361,425
TransDigm Group, Inc. 358 414,908
Union Pacific Corp. 1,731 419,975
Veralto Corp. 3,488 308,409
Vertiv Holdings Co. Class A  13,764 3,448,983
a Shares Value
Waste Management, Inc. 13,385 $ 3,075,739
XPO, Inc. * 863 167,897
53,190,699
Technology - 46.2%
spacing
Adobe, Inc. * 14,831 3,605,119
Advanced Micro Devices, Inc. * 34,083 6,933,505
Appfolio, Inc. Class A * 790 124,678
Apple, Inc. 459,901 116,718,275
Applied Materials, Inc. 8,141 2,782,512
Astera Labs, Inc. * 4,618 506,133
Atlassian Corp. Class A * 6,079 414,892
Autodesk, Inc. * 7,708 1,845,295
Bentley Systems, Inc. Class B  5,341 187,576
Broadcom, Inc. 155,191 48,033,166
Broadridge Financial Solutions, Inc. 3,898 633,347
Cadence Design Systems, Inc. * 9,872 2,743,133
Cloudflare, Inc. Class A * 11,342 2,340,308
Crowdstrike Holdings, Inc. Class A * 8,946 3,492,608
Datadog, Inc. Class A * 11,294 1,333,257
Dell Technologies, Inc. Class C  1,483 243,405
Docusign, Inc. * 5,126 243,024
DoubleVerify Holdings, Inc. * 1,475 14,012
Doximity, Inc. Class A * 4,953 115,405
Dropbox, Inc. Class A * 2,114 48,030
Duolingo, Inc. * 1,264 124,592
Dynatrace, Inc. * 10,251 379,082
Elastic NV * 3,539 176,915
Everpure, Inc. Class A * 9,755 575,935
ExlService Holdings, Inc. * 5,899 179,625
Fair Isaac Corp. * 700 747,278
Fiserv, Inc. * 5,078 283,352
Fortinet, Inc. * 22,387 1,829,466
Gartner, Inc. * 2,459 389,358
Gitlab, Inc. Class A * 4,929 106,664
Globant SA * 153 7,055
Guidewire Software, Inc. * 2,970 444,193
HubSpot, Inc. * 1,877 458,176
Intuit, Inc. 9,879 4,271,482
KLA Corp. 4,761 7,010,144
Kyndryl Holdings, Inc. * 16 210
Lam Research Corp. 45,428 9,706,146
Lattice Semiconductor Corp. * 4,309 399,703
Lumentum Holdings, Inc. * 196 137,741
MACOM Technology Solutions Holdings, Inc. * 574 127,468
Manhattan Associates, Inc. * 2,055 273,562
Marvell Technology, Inc. 2,150 212,957
Microsoft Corp. 239,022 88,478,774
MongoDB, Inc. * 275 67,312
Monolithic Power Systems, Inc. 1,675 1,831,361
MSCI, Inc. 1,289 694,784
nCino, Inc. * 547 8,194
NetApp, Inc. 2,966 303,689
Nutanix, Inc. Class A * 2,645 100,536
NVIDIA Corp. 743,237 129,620,533
Okta, Inc. * 2,548 200,553
Onto Innovation, Inc. * 448 91,871
Oracle Corp. 60,904 8,959,587
Palantir Technologies, Inc. Class A * 79,031 11,560,655
Paychex, Inc. 3,471 319,749
Paycom Software, Inc. 998 121,297
Pegasystems, Inc. 1,054 44,858
Procore Technologies, Inc. * 4,371 249,147
PTC, Inc. * 504 71,815

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
QUALCOMM, Inc. 8,845 $ 1,139,059
RingCentral, Inc. Class A  2,343 87,136
ROBLOX Corp. Class A * 22,440 1,269,206
Rubrik, Inc. Class A * 3,405 166,743
Salesforce, Inc. † 3,752 700,386
Samsara, Inc. Class A * 11,781 373,340
SentinelOne, Inc. Class A * 7,691 99,060
ServiceNow, Inc. * 37,786 3,950,526
Snowflake, Inc. * 11,998 1,809,538
Strategy, Inc. * 702 87,610
Super Micro Computer, Inc. * 7,974 181,568
Synopsys, Inc. * 5,070 2,010,154
Take-Two Interactive Software, Inc. * 2,275 449,312
Teradata Corp. * 793 20,325
Texas Instruments, Inc. 13,453 2,611,765
Twilio, Inc. Class A * 770 96,881
Tyler Technologies, Inc. * 1,264 432,768
Unity Software, Inc. * 675 14,810
Veeva Systems, Inc. Class A * 4,315 757,973
Workday, Inc. Class A * 7,664 995,707
Zscaler, Inc. * 3,682 516,548
480,693,914
Utilities - 0.3%
spacing
NRG Energy, Inc. 7,407 1,082,459
Vistra Corp. 12,240 1,840,039
2,922,498
Total Common Stocks
    (Cost $743,372,776) 1,001,266,566
EXCHANGE-TRADED FUNDS - 2.6%
iShares Russell 1000 Growth † 62,860 26,803,504
a
Total Exchange-Traded Funds
    (Cost $26,691,044) 26,803,504
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.8%
    (Cost $770,063,820) 1,028,070,070
SECURITIES LENDING COLLATERAL - 0.7%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 848,012 848,012
Principal
Amount
Repurchase Agreements - 0.6%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$4,244,147; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $4,329,030) $ 4,243,712 4,243,712
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,945,339; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,993,607) $ 1,942,312 $ 1,942,312
6,186,024
Total Securities Lending Collateral
(Cost $7,034,036) 7,034,036
a
TOTAL INVESTMENTS - 99.5%
(Cost $777,097,856) 1,035,104,106
DERIVATIVES - 0.0% 284,290
OTHER ASSETS & LIABILITIES, NET - 0.5% 5,099,200
NET ASSETS - 100.0% $ 1,040,487,596

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Growth Index 06/26 61 $ 12,909,400 $ 13,193,690 $ 284,290

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 3.4%
spacing
Air Products & Chemicals, Inc. 6,495 $ 1,886,732
Albemarle Corp. 3,391 608,786
Alcoa Corp. 7,416 491,903
Anglogold Ashanti PLC (Australia)  12,841 1,250,200
Ashland, Inc. 1,387 77,131
Axalta Coating Systems Ltd. * 6,446 178,554
Carpenter Technology Corp. 1,199 472,586
Celanese Corp. 3,309 217,633
CF Industries Holdings, Inc. 4,537 589,084
Cleveland-Cliffs, Inc. * 16,960 143,312
Dow, Inc. 20,604 858,157
DuPont de Nemours, Inc. 12,077 553,127
Eastman Chemical Co. 3,445 262,922
Ecolab, Inc. 5,508 1,465,238
Element Solutions, Inc. 6,815 232,664
FMC Corp. 2,398 41,294
Freeport-McMoRan, Inc. 41,817 2,458,003
Huntsman Corp. 4,167 55,463
International Flavors & Fragrances, Inc. 7,370 534,693
International Paper Co. 15,208 542,926
Linde PLC 13,730 6,806,785
LyondellBasell Industries NV Class A  7,753 624,582
Mosaic Co. 9,549 243,499
MP Materials Corp. †* 4,158 200,665
NewMarket Corp. 167 107,039
Newmont Corp. 32,121 3,477,098
Nucor Corp. 6,789 1,148,020
Olin Corp. 3,615 107,474
PPG Industries, Inc. 6,567 701,881
Qnity Electronics, Inc. 6,092 702,895
Reliance, Inc. 1,579 479,890
Royal Gold, Inc. 2,382 606,195
RPM International, Inc. 3,847 382,392
Sherwin-Williams Co. 653 209,319
Solstice Advanced Materials, Inc. 4,671 355,743
Southern Copper Corp. (Mexico)  2,540 437,032
Steel Dynamics, Inc. 3,593 646,740
Westlake Corp. 912 106,540
30,264,197
Communications - 11.5%
spacing
Alphabet, Inc. Class A  60,324 17,346,769
Alphabet, Inc. Class C  49,118 14,089,989
Amazon.com, Inc. * 77,107 16,059,075
AST SpaceMobile, Inc. * 577 47,816
AT&T, Inc. 202,068 5,857,951
Booking Holdings, Inc. 60 252,619
CDW Corp. 3,466 419,455
Charter Communications, Inc. Class A †* 2,392 516,385
Ciena Corp. * 4,114 1,597,178
Cisco Systems, Inc. 116,371 9,029,226
Comcast Corp. Class A  105,675 3,033,929
Corning, Inc. 22,827 3,103,787
eBay, Inc. 13,338 1,214,025
Etsy, Inc. * 921 46,032
F5, Inc. * 1,648 476,816
FactSet Research Systems, Inc. 1,040 225,670
Fox Corp. Class A  6,246 364,766
Fox Corp. Class B  4,245 225,409
GCI Liberty, Inc. Class C * 925 34,419
Gen Digital, Inc. 14,821 279,079
a Shares Value
IAC, Inc. * 1,592 $ 63,728
Iridium Communications, Inc. 1,888 52,373
Liberty Broadband Corp. Class A * 516 25,914
Liberty Broadband Corp. Class C * 2,615 131,534
Liberty Global Ltd. Class A * (Belgium)  5,097 61,623
Liberty Global Ltd. Class C * (Belgium)  3,179 37,290
Lyft, Inc. Class A * 10,241 136,205
Maplebear, Inc. * 5,198 194,717
Match Group, Inc. 7,259 222,924
Meta Platforms, Inc. Class A  11,385 6,513,700
Millicom International Cellular SA (Guatemala)  3,069 229,991
Motorola Solutions, Inc. 2,800 1,215,116
New York Times Co. Class A  4,857 406,677
News Corp. Class A  11,458 285,648
News Corp. Class B  3,565 101,638
Nexstar Media Group, Inc. 802 145,026
Omnicom Group, Inc. 9,002 677,941
Pinterest, Inc. Class A * 8,999 165,042
Robinhood Markets, Inc. Class A * 19,032 1,318,918
Roku, Inc. * 3,394 321,140
Sirius XM Holdings, Inc. 5,035 116,208
T-Mobile U.S., Inc. 14,089 2,959,113
Trump Media & Technology Group Corp. * 2,816 26,132
VeriSign, Inc. 2,407 597,803
Verizon Communications, Inc. 123,484 6,198,897
Versant Media Group, Inc. * 4,104 151,930
Walt Disney Co. 51,940 5,005,977
Warner Bros Discovery, Inc. * 68,095 1,869,889
Wayfair, Inc. Class A * 2,432 182,911
Zillow Group, Inc. Class A * 1,588 65,727
Zillow Group, Inc. Class C * 4,995 206,693
103,908,820
Consumer, Cyclical - 8.0%
spacing
Alaska Air Group, Inc. * 3,002 110,414
Allison Transmission Holdings, Inc. 2,088 244,421
Amer Sports, Inc. * (Finland)  4,514 148,601
American Airlines Group, Inc. * 18,493 198,615
Aptiv PLC * 6,574 456,499
Aramark 7,796 316,050
Aurora Innovation, Inc. * 34,681 142,886
AutoNation, Inc. * 794 155,036
AutoZone, Inc. * 410 1,384,890
Bath & Body Works, Inc. 6,237 116,445
Best Buy Co., Inc. 5,850 375,570
Birkenstock Holding PLC * (Germany)  563 20,172
BJ's Wholesale Club Holdings, Inc. * 3,370 331,675
BorgWarner, Inc. 6,422 348,458
Boyd Gaming Corp. 1,696 139,377
Brunswick Corp. 1,845 134,242
Caesars Entertainment, Inc. * 6,364 168,201
CarMax, Inc. * 4,115 171,102
Carnival Corp. 23,166 599,536
Casey's General Stores, Inc. 912 663,808
Choice Hotels International, Inc. 666 68,931
Churchill Downs, Inc. 362 32,519
Columbia Sportswear Co. 758 41,546
Copart, Inc. * 1,630 54,116
Core & Main, Inc. Class A * 2,252 111,249
Crocs, Inc. * 1,502 124,696
Cummins, Inc. 4,015 2,160,150
Darden Restaurants, Inc. 208 40,776
Delta Air Lines, Inc. 18,915 1,257,469
Dick's Sporting Goods, Inc. 1,915 379,725

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dillard's, Inc. Class A  96 $ 54,923
Dolby Laboratories, Inc. Class A  1,632 98,018
Dollar General Corp. 6,459 766,877
Dollar Tree, Inc. * 5,606 613,913
Domino's Pizza, Inc. 643 230,702
DR Horton, Inc. 7,565 1,038,069
Fastenal Co. 6,094 282,762
Ferguson Enterprises, Inc. 5,210 1,215,285
Five Below, Inc. * 1,629 372,194
Floor & Decor Holdings, Inc. Class A * 2,195 111,506
Flutter Entertainment PLC * 757 77,176
Ford Motor Co. 113,880 1,314,175
Freshpet, Inc. * 863 50,883
GameStop Corp. Class A * 12,402 285,742
Gap, Inc. 6,838 165,480
General Motors Co. 26,430 1,969,035
Gentex Corp. 6,209 135,667
Genuine Parts Co. 3,939 416,549
Harley-Davidson, Inc. 2,681 54,210
Hasbro, Inc. 4,000 374,400
Home Depot, Inc. 6,926 2,277,892
Hyatt Hotels Corp. Class A  1,212 174,274
Lear Corp. 1,564 189,369
Lennar Corp. Class A  5,929 514,874
Lennar Corp. Class B  259 21,787
Liberty Live Holdings, Inc. Class A * 563 51,593
Liberty Live Holdings, Inc. Class C * 1,207 113,591
Liberty Media Corp.-Liberty Formula One
Class A * 291 22,721
Liberty Media Corp.-Liberty Formula One
Class C * 4,373 371,792
Lithia Motors, Inc. 625 156,075
LKQ Corp. 7,773 228,293
Lowe's Cos., Inc. 16,387 3,871,920
Lucid Group, Inc. †* 2,511 23,930
Lululemon Athletica, Inc. * 1,268 194,131
Macy's, Inc. 7,920 143,273
Madison Square Garden Sports Corp. * 501 161,021
Marriott International, Inc. Class A  1,496 489,297
Mattel, Inc. * 9,354 135,914
McDonald's Corp. 19,719 6,128,468
MGM Resorts International * 6,201 229,499
MSC Industrial Direct Co., Inc. Class A  1,303 120,228
Newell Brands, Inc. 10,042 34,444
NIKE, Inc. Class B  34,079 1,800,053
Norwegian Cruise Line Holdings Ltd. * 1,545 28,892
NVR, Inc. * 79 520,597
Ollie's Bargain Outlet Holdings, Inc. * 1,838 169,170
O'Reilly Automotive, Inc. * 1,875 173,081
PACCAR, Inc. 15,068 1,740,354
Penn Entertainment, Inc. * 3,412 51,282
Penske Automotive Group, Inc. 445 66,536
Pool Corp. 790 159,841
PulteGroup, Inc. 5,666 666,378
PVH Corp. 1,236 86,223
QuantumScape Corp. * 11,822 75,424
QXO, Inc. * 18,489 359,056
Ralph Lauren Corp. 1,064 366,005
RB Global, Inc. (Canada)  4,997 478,962
Restaurant Brands International, Inc. (Canada)  3,550 262,345
RH * 346 48,378
Rivian Automotive, Inc. Class A * 23,799 358,175
Ross Stores, Inc. 7,435 1,610,644
Scotts Miracle-Gro Co. 1,173 71,330
a Shares Value
SharkNinja, Inc. * 2,090 $ 221,331
SiteOne Landscape Supply, Inc. * 869 115,673
Southwest Airlines Co. 11,810 443,702
Starbucks Corp. 28,856 2,585,209
Tapestry, Inc. 417 58,843
Target Corp. 13,281 1,609,657
Thor Industries, Inc. 1,524 121,752
TJX Cos., Inc. 16,351 2,611,255
TKO Group Holdings, Inc. 1,059 213,547
Toll Brothers, Inc. 2,713 370,243
Travel & Leisure Co. 1,088 75,279
Ulta Beauty, Inc. * 982 513,301
Under Armour, Inc. Class A * 4,640 27,422
Under Armour, Inc. Class C * 5,838 33,802
United Airlines Holdings, Inc. * 9,597 883,596
Vail Resorts, Inc. 86 11,036
VF Corp. 10,513 178,616
Walmart, Inc. 114,494 14,229,314
Watsco, Inc. 981 356,878
Wendy's Co. 299 2,078
WESCO International, Inc. 1,450 396,749
Whirlpool Corp. † 1,535 82,767
Williams-Sonoma, Inc. 2,860 521,464
WW Grainger, Inc. 189 206,163
Wynn Resorts Ltd. 2,237 227,167
YETI Holdings, Inc. * 2,418 88,475
Yum! Brands, Inc. 5,428 843,945
71,901,117
Consumer, Non-Cyclical - 18.3%
spacing
Abbott Laboratories 50,627 5,197,874
Acadia Healthcare Co., Inc. * 2,101 49,142
ADT, Inc. 14,346 94,253
Affirm Holdings, Inc. * 3,372 154,505
Agilent Technologies, Inc. 8,394 956,748
Albertsons Cos., Inc. Class A  9,680 164,947
Align Technology, Inc. * 1,915 328,288
Altria Group, Inc. 49,320 3,254,627
Amgen, Inc. 4,122 1,450,326
API Group Corp. * 10,443 423,150
Archer-Daniels-Midland Co. 14,070 1,022,748
Automatic Data Processing, Inc. 885 179,814
Avantor, Inc. * 19,994 156,753
Avery Dennison Corp. 2,171 374,888
Avis Budget Group, Inc. * 261 38,067
Baxter International, Inc. 15,504 260,467
Becton Dickinson & Co. 8,331 1,309,883
BellRing Brands, Inc. * 2,800 45,052
Bio-Rad Laboratories, Inc. Class A * 542 151,083
Bio-Techne Corp. 4,579 239,299
Biogen, Inc. * 4,271 783,002
BioMarin Pharmaceutical, Inc. * 5,754 325,043
Block, Inc. * 9,778 588,440
Boston Beer Co., Inc. Class A * 247 56,909
Boston Scientific Corp. * 35,717 2,241,242
Bright Horizons Family Solutions, Inc. * 1,433 117,692
Bristol-Myers Squibb Co. 48,121 2,918,539
Brown-Forman Corp. Class A  1,536 41,149
Brown-Forman Corp. Class B  4,199 111,022
Bruker Corp. 3,021 109,119
Bunge Global SA 3,806 484,123
Campbell's Co. † 5,868 130,680
Cardinal Health, Inc. 3,465 732,189
Caris Life Sciences, Inc. * 1,503 26,874

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Centene Corp. * 14,059 $ 460,292
Certara, Inc. * 3,835 21,859
Charles River Laboratories International, Inc. * 1,476 254,610
Chemed Corp. 383 144,674
Church & Dwight Co., Inc. 6,997 652,960
Cigna Group 7,136 1,903,528
Clarivate PLC * 8,317 21,042
Clorox Co. 3,447 357,213
Coca-Cola Co. 58,143 4,421,775
Coca-Cola Consolidated, Inc. 1,401 268,628
Colgate-Palmolive Co. 12,505 1,065,801
Conagra Brands, Inc. 14,404 226,431
Constellation Brands, Inc. Class A  4,122 618,300
Cooper Cos., Inc. * 5,650 403,975
Corteva, Inc. 19,788 1,656,453
Coty, Inc. Class A * 14,203 28,548
CVS Health Corp. 36,618 2,629,905
Danaher Corp. 18,410 3,490,536
Darling Ingredients, Inc. * 4,203 259,956
Dentsply Sirona, Inc. 5,456 63,290
Edwards Lifesciences Corp. * 16,732 1,339,899
Elanco Animal Health, Inc. * 14,894 356,413
Elevance Health, Inc. 6,550 1,917,512
elf Beauty, Inc. * 1,607 97,400
Encompass Health Corp. 3,015 291,641
Envista Holdings Corp. * 4,851 123,070
Equifax, Inc. 2,906 523,283
Estee Lauder Cos., Inc. Class A  7,162 514,017
Euronet Worldwide, Inc. * 1,109 73,604
Exelixis, Inc. * 1,548 66,394
Flowers Foods, Inc. 4,607 37,547
FTI Consulting, Inc. * 841 148,664
GE HealthCare Technologies, Inc. 13,513 961,855
General Mills, Inc. 15,502 576,984
Gilead Sciences, Inc. 26,609 3,708,496
Global Payments, Inc. 6,866 462,082
Globus Medical, Inc. Class A * 3,394 292,427
Grand Canyon Education, Inc. * 538 91,476
H&R Block, Inc. 2,699 85,666
HCA Healthcare, Inc. 3,736 1,768,025
Henry Schein, Inc. * 3,105 228,838
Hershey Co. 3,750 779,587
Hologic, Inc. * 6,393 483,247
Hormel Foods Corp. 8,754 198,278
Humana, Inc. 3,494 605,825
Illumina, Inc. * 4,424 545,302
Incyte Corp. * 3,600 338,832
Ingredion, Inc. 1,933 217,772
Insmed, Inc. * 397 64,917
Ionis Pharmaceuticals, Inc. * 374 28,084
IQVIA Holdings, Inc. * 4,936 841,785
J.M. Smucker Co. 3,136 302,436
Jazz Pharmaceuticals PLC * 1,763 333,295
Johnson & Johnson 70,359 17,198,554
Kenvue, Inc. 55,990 965,268
Keurig Dr. Pepper, Inc. 38,248 1,007,070
Kimberly-Clark Corp. 6,164 594,641
Kraft Heinz Co. 24,658 554,558
Kroger Co. 16,977 1,228,456
Labcorp Holdings, Inc. 2,427 647,548
Lamb Weston Holdings, Inc. 4,070 171,998
ManpowerGroup, Inc. 1,069 31,493
MarketAxess Holdings, Inc. 1,090 179,828
McCormick & Co., Inc. 7,663 386,522
a Shares Value
McKesson Corp. 292 $ 252,685
Medline, Inc. Class A * 9,475 421,637
Medtronic PLC 37,494 3,248,855
Merck & Co., Inc. 72,661 8,740,392
Moderna, Inc. †* 10,341 525,323
Molina Healthcare, Inc. * 656 87,445
Molson Coors Beverage Co. Class B  4,745 204,320
Mondelez International, Inc. Class A  37,776 2,177,409
Morningstar, Inc. 118 19,948
Neurocrine Biosciences, Inc. * 284 37,414
NIQ Global Intelligence PLC * 180 2,047
Organon & Co. 6,608 39,582
Paylocity Holding Corp. * 191 20,636
PayPal Holdings, Inc. 27,159 1,228,402
PepsiCo, Inc. 34,578 5,369,618
Performance Food Group Co. * 4,047 346,666
Perrigo Co. PLC 4,573 49,114
Pfizer, Inc. 166,098 4,664,032
Philip Morris International, Inc. 45,552 7,531,568
Pilgrim's Pride Corp. 1,361 51,391
Post Holdings, Inc. * 1,192 117,841
Primo Brands Corp. 7,604 143,183
Procter & Gamble Co. 68,675 9,919,417
Qiagen NV 6,128 245,365
Quanta Services, Inc. 957 525,412
Quest Diagnostics, Inc. 3,237 634,387
Regeneron Pharmaceuticals, Inc. 2,962 2,288,560
Repligen Corp. * 1,396 164,477
ResMed, Inc. 3,260 731,805
Revolution Medicines, Inc. * 4,973 483,624
Revvity, Inc. 3,202 280,527
Reynolds Consumer Products, Inc. 1,558 32,998
Robert Half, Inc. 2,993 76,022
Roivant Sciences Ltd. * 11,799 326,832
Royalty Pharma PLC Class A  11,190 536,784
S&P Global, Inc. 8,863 3,769,788
Seaboard Corp. 4 22,616
Service Corp. International 4,127 340,519
Smithfield Foods, Inc. 1,583 44,277
Solventum Corp. * 4,468 291,760
Sotera Health Co. * 6,071 87,058
STERIS PLC 2,858 631,990
Stryker Corp. 7,476 2,456,539
Sysco Corp. 6,420 457,939
Teleflex, Inc. 1,268 151,665
Tenet Healthcare Corp. * 2,513 474,228
Thermo Fisher Scientific, Inc. 11,041 5,426,983
TransUnion 5,519 381,860
Tyson Foods, Inc. Class A  8,033 514,674
U-Haul Holding Co. 2,070 92,467
U.S. Foods Holding Corp. * 6,495 598,904
United Rentals, Inc. 1,850 1,347,836
United Therapeutics Corp. * 1,231 729,958
UnitedHealth Group, Inc. 26,606 7,199,318
Universal Health Services, Inc. Class B  1,482 265,234
Valvoline, Inc. * 76 2,560
Verisk Analytics, Inc. 1,694 321,436
Viatris, Inc. 32,955 445,222
Viking Therapeutics, Inc. * 2,546 82,847
Waters Corp. * 1,926 573,563
West Pharmaceutical Services, Inc. 2,054 514,815
WEX, Inc. * 921 140,950
WillScot Holdings Corp. 4,377 75,985
Zimmer Biomet Holdings, Inc. 5,706 515,937

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Zoetis, Inc. 2,504 $ 295,998
164,618,946
Energy - 7.6%
spacing
Antero Midstream Corp. 10,122 230,782
Antero Resources Corp. * 8,768 372,114
APA Corp. 9,840 417,610
Baker Hughes Co. 28,995 1,770,145
Cheniere Energy, Inc. 3,434 974,432
Chevron Corp. 54,776 11,333,154
Chord Energy Corp. 1,735 246,682
ConocoPhillips 36,178 4,775,496
Coterra Energy, Inc. 21,921 770,304
Devon Energy Corp. 17,900 900,728
Diamondback Energy, Inc. 5,796 1,146,391
DT Midstream, Inc. 2,874 387,042
EOG Resources, Inc. 15,978 2,309,939
EQT Corp. 17,616 1,121,082
Expand Energy Corp. 6,619 726,634
Exxon Mobil Corp. 123,522 20,956,742
First Solar, Inc. * 2,937 579,353
Halliburton Co. 24,623 960,051
HF Sinclair Corp. 4,251 265,220
Kinder Morgan, Inc. 56,855 1,906,348
Marathon Petroleum Corp. 8,791 2,146,586
Matador Resources Co. 3,345 211,337
NOV, Inc. 10,977 206,477
Occidental Petroleum Corp. 20,784 1,350,960
ONEOK, Inc. 18,250 1,649,617
Ovintiv, Inc. 8,392 498,149
Permian Resources Corp. Class A  19,821 422,584
Phillips 66 10,940 1,993,049
Range Resources Corp. 7,145 322,811
SLB Ltd. 40,668 2,089,929
TechnipFMC PLC (United Kingdom)  11,697 808,614
Valero Energy Corp. 8,888 2,196,047
Viper Energy, Inc. Class A  5,107 239,978
Weatherford International PLC 2,130 201,455
Williams Cos., Inc. 33,720 2,454,142
68,941,984
Financial - 22.4%
spacing
Affiliated Managers Group, Inc. 835 231,044
Aflac, Inc. 13,759 1,509,500
AGNC Investment Corp. REIT 32,414 325,112
Agree Realty Corp. REIT 3,384 255,086
Air Lease Corp. 3,152 204,691
Alexandria Real Estate Equities, Inc. REIT 5,192 241,013
Allstate Corp. 7,624 1,580,760
Ally Financial, Inc. 7,368 289,047
American Express Co. 10,612 3,209,918
American Financial Group, Inc. 2,001 255,548
American Homes 4 Rent Class A REIT 10,340 288,693
American International Group, Inc. 15,772 1,186,843
Americold Realty Trust, Inc. REIT 7,949 91,095
Ameriprise Financial, Inc. 252 111,989
Annaly Capital Management, Inc. REIT 20,685 437,488
Aon PLC Class A  485 156,548
Apollo Global Management, Inc. 3,788 422,059
Arch Capital Group Ltd. * 10,296 988,313
Arthur J Gallagher & Co. 6,950 1,505,231
Assurant, Inc. 1,413 307,765
Assured Guaranty Ltd. 1,202 97,939
AvalonBay Communities, Inc. REIT 4,143 676,759
a Shares Value
Axis Capital Holdings Ltd. 2,249 $ 228,071
Bank of America Corp. 176,762 8,617,147
Bank of New York Mellon Corp. 18,671 2,214,941
Bank OZK 3,356 154,007
Berkshire Hathaway, Inc. Class B * 53,926 25,841,339
Blackrock, Inc. 4,461 4,290,188
BOK Financial Corp. 502 64,286
Brighthouse Financial, Inc. * 1,415 84,730
Brixmor Property Group, Inc. REIT 8,815 253,872
Brookfield Asset Management Ltd.
Class A (Canada)  6,965 309,594
Brown & Brown, Inc. 7,426 484,249
BXP, Inc. REIT 4,794 248,809
Camden Property Trust REIT 3,195 312,024
Capital One Financial Corp. 17,966 3,277,537
Carlyle Group, Inc. 7,335 354,941
Cboe Global Markets, Inc. 3,074 864,009
CBRE Group, Inc. Class A * 7,841 1,062,142
Charles Schwab Corp. 44,560 4,187,749
Chubb Ltd. 10,686 3,482,888
Cincinnati Financial Corp. 4,487 706,029
Circle Internet Group, Inc. * 2,805 267,625
Citigroup, Inc. 41,630 4,721,258
Citizens Financial Group, Inc. 12,537 751,844
CME Group, Inc. 10,515 3,105,605
CNA Financial Corp. 674 30,950
Coinbase Global, Inc. Class A * 5,930 1,035,437
Columbia Banking System, Inc. 8,956 245,663
Commerce Bancshares, Inc. 3,917 192,716
CoStar Group, Inc. * 10,456 421,795
Cousins Properties, Inc. REIT 4,869 109,893
Credit Acceptance Corp. * 84 35,571
Crown Castle, Inc. REIT 12,798 1,040,605
CubeSmart REIT 6,851 251,089
Cullen/Frost Bankers, Inc. 1,799 246,607
Digital Realty Trust, Inc. REIT 10,059 1,812,732
East West Bancorp, Inc. 3,876 413,802
EastGroup Properties, Inc. REIT 1,602 296,514
EPR Properties REIT 2,258 112,810
Equinix, Inc. REIT 2,857 2,800,546
Equity LifeStyle Properties, Inc. REIT 5,416 338,067
Equity Residential REIT 11,012 651,360
Essex Property Trust, Inc. REIT 1,821 440,682
Evercore, Inc. Class A  1,116 333,137
Everest Group Ltd. 1,079 352,671
Extra Space Storage, Inc. REIT 6,188 811,432
Federal Realty Investment Trust REIT 2,574 273,385
Fidelity National Financial, Inc. 7,784 361,022
Fifth Third Bancorp 26,230 1,218,646
First American Financial Corp. 2,864 172,671
First Citizens BancShares, Inc. Class A  256 482,473
First Hawaiian, Inc. 3,347 82,470
First Horizon Corp. 13,986 318,321
First Industrial Realty Trust, Inc. REIT 3,873 224,053
FNB Corp. 10,626 177,667
Franklin Resources, Inc. 7,845 185,299
Gaming & Leisure Properties, Inc. REIT 7,651 339,475
Globe Life, Inc. 2,409 335,260
Goldman Sachs Group, Inc. 8,129 6,877,053
Hamilton Lane, Inc. Class A  492 48,905
Hanover Insurance Group, Inc. 1,049 181,844
Hartford Insurance Group, Inc. 8,299 1,122,274
Healthcare Realty Trust, Inc. REIT 9,931 168,728
Healthpeak Properties, Inc. REIT 20,979 344,685

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Highwoods Properties, Inc. REIT 2,448 $ 52,412
Host Hotels & Resorts, Inc. REIT 19,318 370,133
Houlihan Lokey, Inc. 1,013 145,487
Howard Hughes Holdings, Inc. * 639 40,423
Huntington Bancshares, Inc. 59,055 924,211
Interactive Brokers Group, Inc. Class A  11,884 797,060
Intercontinental Exchange, Inc. 16,679 2,623,273
Invesco Ltd. 11,014 267,530
Invitation Homes, Inc. REIT 18,518 460,172
Iron Mountain, Inc. REIT 8,578 876,157
Janus Henderson Group PLC 3,577 183,750
Jefferies Financial Group, Inc. 3,502 144,528
Jones Lang LaSalle, Inc. * 1,043 317,406
JPMorgan Chase & Co. 79,426 23,363,952
Kemper Corp. 1,415 43,242
KeyCorp 26,998 541,310
Kilroy Realty Corp. REIT 3,196 90,159
Kimco Realty Corp. REIT 20,224 454,433
KKR & Co., Inc. 14,800 1,369,000
Lazard, Inc. 2,043 86,787
Lincoln National Corp. 5,081 180,375
Lineage, Inc. REIT 2,325 76,167
Loews Corp. 4,851 517,796
M&T Bank Corp. 4,387 906,881
Markel Group, Inc. * 286 547,424
Marsh & McLennan Cos., Inc. 12,519 2,171,421
Medical Properties Trust, Inc. REIT † 15,855 73,409
MetLife, Inc. 16,461 1,164,122
MGIC Investment Corp. 6,156 161,595
Mid-America Apartment Communities, Inc. REIT 3,521 429,984
Millrose Properties, Inc. REIT 4,326 121,128
Morgan Stanley 33,170 5,458,787
Nasdaq, Inc. 13,364 1,134,470
National Storage Affiliates Trust REIT 2,046 77,216
NNN REIT, Inc. 5,659 237,848
Northern Trust Corp. 5,492 766,518
Old Republic International Corp. 6,916 275,948
Omega Healthcare Investors, Inc. REIT 8,367 366,642
OneMain Holdings, Inc. 3,604 192,778
Park Hotels & Resorts, Inc. REIT 6,180 65,075
Pinnacle Financial Partners, Inc. 4,508 388,319
PNC Financial Services Group, Inc. 11,384 2,368,897
Popular, Inc. 1,685 226,076
Primerica, Inc. 977 244,719
Principal Financial Group, Inc. 6,278 565,711
Progressive Corp. 16,274 3,226,158
Prologis, Inc. REIT 27,120 3,584,722
Prosperity Bancshares, Inc. 2,538 170,503
Prudential Financial, Inc. 10,316 1,007,770
Public Storage REIT 4,055 1,098,418
Raymond James Financial, Inc. 5,216 755,225
Rayonier, Inc. REIT 8,660 178,569
Realty Income Corp. REIT 26,772 1,637,911
Regency Centers Corp. REIT 5,119 387,304
Regions Financial Corp. 25,780 673,374
Reinsurance Group of America, Inc. 1,863 380,350
RenaissanceRe Holdings Ltd. (Bermuda)  1,278 379,860
Rexford Industrial Realty, Inc. REIT 7,055 230,910
Rithm Capital Corp. REIT 15,404 146,030
RLI Corp. 2,344 133,702
Rocket Cos., Inc. Class A * 26,674 380,104
SBA Communications Corp. REIT 3,096 532,853
SEI Investments Co. 3,096 242,943
Simon Property Group, Inc. REIT 7,345 1,370,063
a Shares Value
SLM Corp. 5,281 $ 113,066
SoFi Technologies, Inc. * 30,144 478,687
Southstate Bank Corp. 2,738 253,320
STAG Industrial, Inc. REIT 5,409 195,049
Starwood Property Trust, Inc. REIT 10,464 180,190
State Street Corp. 8,216 1,039,817
Stifel Financial Corp. 4,488 331,753
Sun Communities, Inc. REIT 2,797 352,310
Synchrony Financial 10,091 686,390
T. Rowe Price Group, Inc. 6,238 562,293
TFS Financial Corp. 1,107 15,553
TPG, Inc. 282 11,424
Tradeweb Markets, Inc. Class A  3,201 376,630
Travelers Cos., Inc. 6,345 1,850,710
Truist Financial Corp. 36,928 1,697,580
U.S. Bancorp 45,664 2,374,985
UDR, Inc. REIT 9,452 319,289
Unum Group 4,747 346,673
UWM Holdings Corp. 6,351 22,991
Ventas, Inc. REIT 13,533 1,106,729
VICI Properties, Inc. REIT 31,392 857,629
Virtu Financial, Inc. Class A  2,173 95,569
Vornado Realty Trust REIT 5,297 137,669
Voya Financial, Inc. 2,910 198,811
W.R. Berkley Corp. 6,573 435,658
Webster Financial Corp. 4,563 316,763
Wells Fargo & Co. 90,548 7,208,526
Welltower, Inc. REIT 20,104 3,974,762
Western Alliance Bancorp 2,582 182,935
Western Union Co. 10,216 89,186
Weyerhaeuser Co. REIT 20,802 508,193
White Mountains Insurance Group Ltd. 67 147,196
Willis Towers Watson PLC 2,802 814,541
Wintrust Financial Corp. 1,997 277,463
WP Carey, Inc. REIT 6,560 445,818
XP, Inc. Class A (Brazil)  10,913 207,783
Zions Bancorp NA 4,389 252,894
201,999,970
Industrial - 13.1%
spacing
3M Co. 13,019 1,890,749
A.O. Smith Corp. 3,439 226,768
Acuity, Inc. 934 261,725
Advanced Drainage Systems, Inc. 2,138 293,184
AECOM 3,701 313,919
AGCO Corp. 1,839 213,085
Allegion PLC 2,604 378,335
Amcor PLC † 13,365 531,259
AMETEK, Inc. 6,724 1,441,357
Applied Industrial Technologies, Inc. 1,122 297,689
AptarGroup, Inc. 1,980 249,520
Armstrong World Industries, Inc. 919 151,451
Arrow Electronics, Inc. * 1,562 224,006
ATI, Inc. * 3,904 567,876
Avnet, Inc. 2,445 150,661
Ball Corp. 7,805 461,354
Boeing Co. * 19,045 3,790,526
Builders FirstSource, Inc. * 3,284 270,372
BWX Technologies, Inc. 2,275 465,215
Carlisle Cos., Inc. 1,025 341,960
Carrier Global Corp. 22,831 1,285,614
Caterpillar, Inc. 11,872 8,410,837
CH Robinson Worldwide, Inc. 3,397 564,140
Clean Harbors, Inc. * 1,533 439,557

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
CNH Industrial NV 26,564 $ 292,204
Cognex Corp. 5,078 248,771
Coherent Corp. * 5,113 1,217,968
Crane Co. 1,489 254,619
CRH PLC 19,609 2,061,298
Crown Holdings, Inc. 3,503 351,176
CSX Corp. 54,758 2,247,816
Curtiss-Wright Corp. 1,097 747,189
Deere & Co. 7,143 4,023,652
Donaldson Co., Inc. 3,199 271,499
Dover Corp. 3,973 828,172
Eagle Materials, Inc. 830 157,243
Eaton Corp. PLC 11,458 4,098,183
EMCOR Group, Inc. 840 620,180
Emerson Electric Co. 16,477 2,158,817
Entegris, Inc. 3,556 416,905
Esab Corp. 1,716 165,869
Everus Construction Group, Inc. * 1,421 167,763
Expeditors International of Washington, Inc. 3,898 558,311
FedEx Corp. 6,255 2,227,906
Flex Ltd. * 10,683 699,309
Flowserve Corp. 3,802 279,485
Fortive Corp. 9,102 503,159
Fortune Brands Innovations, Inc. 3,641 141,890
Garmin Ltd. 4,765 1,105,528
Gates Industrial Corp. PLC * 7,277 164,533
Generac Holdings, Inc. * 1,749 341,632
General Dynamics Corp. 7,388 2,535,709
Graco, Inc. 4,712 398,871
Graphic Packaging Holding Co. 7,065 70,226
GXO Logistics, Inc. * 3,396 176,083
Hayward Holdings, Inc. * 6,437 86,127
Hexcel Corp. 2,066 167,201
Honeywell International, Inc. 18,593 4,202,576
Hubbell, Inc. 1,561 766,045
Huntington Ingalls Industries, Inc. 1,115 423,588
IDEX Corp. 2,146 406,774
Illinois Tool Works, Inc. 5,698 1,483,132
Ingersoll Rand, Inc. 11,725 939,407
Ingram Micro Holding Corp. 213 4,965
ITT, Inc. 2,561 487,947
Jabil, Inc. 1,004 266,692
Jacobs Solutions, Inc. 3,393 431,861
James Hardie Industries PLC * 1,519 28,770
JB Hunt Transport Services, Inc. 2,186 463,213
Johnson Controls International PLC 17,896 2,343,481
Keysight Technologies, Inc. * 5,019 1,417,215
Kirby Corp. * 1,472 195,599
Knight-Swift Transportation Holdings, Inc. 4,764 274,311
L3Harris Technologies, Inc. 5,460 1,884,519
Landstar System, Inc. 948 151,974
Leonardo DRS, Inc. 1,033 45,989
Lincoln Electric Holdings, Inc. 1,518 378,103
Littelfuse, Inc. 697 236,527
Lockheed Martin Corp. 4,352 2,630,305
Louisiana-Pacific Corp. 1,894 137,788
Martin Marietta Materials, Inc. 1,772 1,043,141
Masco Corp. 5,855 353,466
MasTec, Inc. * 1,486 478,106
Mettler-Toledo International, Inc. * 599 755,459
Middleby Corp. * 1,384 183,491
Mohawk Industries, Inc. * 1,500 147,690
MSA Safety, Inc. 1,066 174,771
Mueller Industries, Inc. 3,282 363,646
a Shares Value
Nordson Corp. 1,509 $ 401,485
Norfolk Southern Corp. 6,648 1,907,976
Northrop Grumman Corp. 3,909 2,666,876
nVent Electric PLC 4,819 569,991
Old Dominion Freight Line, Inc. 5,034 983,644
Oshkosh Corp. 1,902 279,993
Otis Worldwide Corp. 11,490 885,649
Owens Corning 2,252 243,711
Packaging Corp. of America 2,548 540,737
Parker-Hannifin Corp. 3,698 3,310,597
Pentair PLC 4,646 404,713
Ralliant Corp. 3,328 138,412
RBC Bearings, Inc. * 698 379,098
Regal Rexnord Corp. 1,856 347,555
Republic Services, Inc. 5,882 1,288,276
Rockwell Automation, Inc. 3,006 1,078,793
RTX Corp. 39,117 7,545,669
Ryder System, Inc. 1,189 243,400
Saia, Inc. * 806 283,132
Schneider National, Inc. Class B  1,616 42,598
Sealed Air Corp. 4,534 190,655
Sensata Technologies Holding PLC 4,236 149,192
Silgan Holdings, Inc. 2,596 100,725
Simpson Manufacturing Co., Inc. 1,140 195,647
Smurfit Westrock PLC 15,116 602,373
Snap-on, Inc. 1,478 536,839
Sonoco Products Co. 3,109 168,166
StandardAero, Inc. * 6,092 157,356
Stanley Black & Decker, Inc. 4,678 332,419
TD SYNNEX Corp. 2,311 389,889
Teledyne Technologies, Inc. * 1,365 825,839
Tetra Tech, Inc. 6,470 194,876
Textron, Inc. 5,023 439,814
Timken Co. 1,836 184,646
TopBuild Corp. * 789 277,176
Toro Co. 2,983 278,731
TransDigm Group, Inc. 1,334 1,546,053
Trex Co., Inc. * 3,097 112,793
Trimble, Inc. * 6,806 443,955
Union Pacific Corp. 16,105 3,907,395
United Parcel Service, Inc. Class B  21,420 2,107,300
Universal Display Corp. 1,308 119,891
Valmont Industries, Inc. 589 235,347
Veralto Corp. 4,352 384,804
Vontier Corp. 4,182 148,336
Vulcan Materials Co. 3,907 1,063,876
Westinghouse Air Brake Technologies Corp. 4,910 1,227,058
Woodward, Inc. 1,739 622,423
XPO, Inc. * 2,610 507,775
Xylem, Inc. 7,141 853,349
117,954,007
Technology - 9.5%
spacing
Accenture PLC Class A  17,989 3,567,039
Advanced Micro Devices, Inc. * 19,543 3,975,632
Akamai Technologies, Inc. * 4,262 489,491
Allegro MicroSystems, Inc. * (Japan)  3,599 113,476
Amdocs Ltd. 3,180 207,527
Amentum Holdings, Inc. * 4,134 107,815
Amkor Technology, Inc. 3,457 155,669
Analog Devices, Inc. 14,291 4,546,539
Applied Materials, Inc. 16,615 5,678,841
Bill Holdings, Inc. * 2,346 89,852
Broadridge Financial Solutions, Inc. 364 59,143

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Bullish * (Cayman)  963 $ 34,408
CACI International, Inc. Class A * 657 357,323
CCC Intelligent Solutions Holdings, Inc. * 17,262 103,572
Cirrus Logic, Inc. * 1,490 215,484
Cognizant Technology Solutions Corp. Class A  14,133 867,060
Concentrix Corp. 983 26,895
Crane NXT Co. 1,372 55,689
Dell Technologies, Inc. Class C  7,879 1,293,180
Docusign, Inc. * 1,200 56,892
DoubleVerify Holdings, Inc. * 3,054 29,013
Dropbox, Inc. Class A * 4,065 92,357
DXC Technology Co. * 4,620 58,073
Electronic Arts, Inc. 7,334 1,495,183
EPAM Systems, Inc. * 1,630 220,702
Everpure, Inc. Class A * 1,292 76,280
Fair Isaac Corp. * 123 131,307
Fidelity National Information Services, Inc. 15,393 722,086
Figure Technology Solutions, Inc. Class A * 984 33,407
Fiserv, Inc. * 11,261 628,364
Genpact Ltd. 4,871 181,445
GLOBALFOUNDRIES, Inc. * 3,589 159,639
Globant SA * 814 37,534
Hewlett Packard Enterprise Co. 38,301 911,947
HP, Inc. 26,852 515,827
Intel Corp. * 129,011 5,693,255
International Business Machines Corp. 27,203 6,593,735
IPG Photonics Corp. * 752 86,172
Jack Henry & Associates, Inc. 2,197 347,214
KBR, Inc. 3,357 123,739
Kyndryl Holdings, Inc. * 6,434 84,414
Lattice Semiconductor Corp. * 505 46,844
Leidos Holdings, Inc. 3,699 575,268
Lumentum Holdings, Inc. * 1,888 1,326,811
MACOM Technology Solutions Holdings, Inc. * 1,440 319,781
Marvell Technology, Inc. 23,023 2,280,428
Microchip Technology, Inc. 15,594 1,007,528
Micron Technology, Inc. 32,668 11,036,557
MKS, Inc. 2,033 467,204
MongoDB, Inc. * 2,068 506,184
MSCI, Inc. 1,059 570,812
nCino, Inc. * 3,248 48,655
NetApp, Inc. 3,397 347,819
Nutanix, Inc. Class A * 5,911 224,677
Okta, Inc. * 3,070 241,640
ON Semiconductor Corp. * 11,902 736,972
Onto Innovation, Inc. * 1,073 220,040
Parsons Corp. * 1,453 78,709
Paychex, Inc. 6,421 591,503
Paycom Software, Inc. 736 89,453
Pegasystems, Inc. 1,396 59,414
PTC, Inc. * 3,019 430,177
Qorvo, Inc. * 2,540 196,596
QUALCOMM, Inc. 24,118 3,105,916
Roper Technologies, Inc. 3,166 1,120,321
Rubrik, Inc. Class A * 1,774 86,873
SailPoint, Inc. * 2,131 28,214
Salesforce, Inc. † 23,672 4,418,852
Sandisk Corp. * 4,163 2,644,920
Science Applications International Corp. 1,308 124,155
SentinelOne, Inc. Class A * 2,874 37,017
Skyworks Solutions, Inc. 4,455 238,565
SS&C Technologies Holdings, Inc. 6,332 427,853
Strategy, Inc. †* 8,615 1,075,152
Super Micro Computer, Inc. * 8,416 191,632
a Shares Value
Synopsys, Inc. * 1,486 $ 589,169
Take-Two Interactive Software, Inc. * 3,506 692,435
Teradata Corp. * 1,666 42,700
Teradyne, Inc. 4,552 1,349,486
Texas Instruments, Inc. 15,701 3,048,192
Twilio, Inc. Class A * 3,549 446,535
Tyler Technologies, Inc. * 175 59,916
UiPath, Inc. Class A * 11,284 125,252
Unity Software, Inc. * 9,179 201,387
Veeva Systems, Inc. Class A * 911 160,026
Western Digital Corp. 9,947 2,690,564
Zebra Technologies Corp. Class A * 1,538 321,565
Zoom Communications, Inc. * 7,705 619,405
ZoomInfo Technologies, Inc. * 9,346 55,889
85,528,283
Utilities - 4.6%
spacing
AES Corp. 21,486 302,738
Alliant Energy Corp. 7,406 531,455
Ameren Corp. 7,918 870,347
American Electric Power Co., Inc. 15,642 2,050,353
American Water Works Co., Inc. 5,682 773,263
Atmos Energy Corp. 4,694 867,076
Brookfield Renewable Corp. (Canada)  4,087 162,785
CenterPoint Energy, Inc. 19,002 820,126
Clearway Energy, Inc. Class A  866 33,921
Clearway Energy, Inc. Class C  2,164 85,024
CMS Energy Corp. 8,800 682,704
Consolidated Edison, Inc. 10,651 1,205,480
Constellation Energy Corp. 9,121 2,547,039
Dominion Energy, Inc. 24,952 1,542,533
DTE Energy Co. 6,057 885,655
Duke Energy Corp. 22,746 2,978,361
Edison International 11,148 815,811
Entergy Corp. 12,991 1,459,669
Essential Utilities, Inc. 8,488 341,812
Evergy, Inc. 6,643 544,195
Eversource Energy 10,860 752,381
Exelon Corp. 29,471 1,444,668
FirstEnergy Corp. 16,043 812,738
IDACORP, Inc. 1,626 232,469
MDU Resources Group, Inc. 5,925 122,766
National Fuel Gas Co. 2,714 255,007
NextEra Energy, Inc. 60,995 5,665,216
NiSource, Inc. 13,849 646,194
OGE Energy Corp. 6,080 291,597
PG&E Corp. 64,823 1,138,940
Pinnacle West Capital Corp. 3,605 363,204
PPL Corp. 21,673 827,909
Public Service Enterprise Group, Inc. 14,464 1,170,861
Sempra 19,085 1,854,489
Southern Co. 32,216 3,109,488
Talen Energy Corp. * 1,288 411,168
UGI Corp. 6,363 231,740
WEC Energy Group, Inc. 9,607 1,112,202
Xcel Energy, Inc. 17,204 1,366,686
41,310,070
Total Common Stocks
    (Cost $710,993,599) 886,427,394

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Value 62,253 $ 13,301,599
a
Total Exchange-Traded Funds
    (Cost $13,159,318) 13,301,599
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.9%
    (Cost $724,152,917) 899,728,993
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 893,888 893,888
Principal
Amount
Repurchase Agreements - 0.7%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$4,473,746; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $4,563,221) $ 4,473,288 4,473,288
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$2,050,577; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$2,101,456) 2,047,387 2,047,387
6,520,675
Total Securities Lending Collateral
(Cost $7,414,563) 7,414,563
a
TOTAL INVESTMENTS - 100.7%
(Cost $731,567,480) 907,143,556
DERIVATIVES - 0.0% 20,045
OTHER ASSETS & LIABILITIES, NET - (0.7%) (6,036,481)
NET ASSETS - 100.0% $ 901,127,120
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Value Index 06/26 18 $ 1,884,625 $ 1,904,670 $ 20,045

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 3.6%
spacing
Albemarle Corp. 2,700 $ 484,731
Alcoa Corp. 5,959 395,261
Anglogold Ashanti PLC (Australia)  11,617 1,131,031
Ashland, Inc. 1,104 61,394
Axalta Coating Systems Ltd. * 4,871 134,927
Carpenter Technology Corp. 1,123 442,631
Celanese Corp. 2,503 164,622
CF Industries Holdings, Inc. 3,576 464,308
Cleveland-Cliffs, Inc. * 12,628 106,707
Dow, Inc. 16,319 679,686
DuPont de Nemours, Inc. 9,615 440,367
Eastman Chemical Co. 2,660 203,011
Element Solutions, Inc. 5,202 177,596
FMC Corp. 3,211 55,293
Huntsman Corp. 4,153 55,276
International Flavors & Fragrances, Inc. 5,873 426,086
International Paper Co. 12,059 430,506
LyondellBasell Industries NV Class A  5,908 475,949
Mosaic Co. 7,362 187,731
MP Materials Corp. †* 3,337 161,044
NewMarket Corp. 137 87,810
Nucor Corp. 5,297 895,723
Olin Corp. 2,519 74,890
PPG Industries, Inc. 5,182 553,852
Qnity Electronics, Inc. 4,827 556,939
Reliance, Inc. 1,210 367,743
Royal Gold, Inc. 1,962 499,309
RPM International, Inc. 2,922 290,447
Steel Dynamics, Inc. 3,156 568,080
Westlake Corp. 744 86,914
10,659,864
Communications - 5.4%
spacing
AST SpaceMobile, Inc. †* 4,969 411,781
CDW Corp. 2,977 360,277
Charter Communications, Inc. Class A * 1,880 405,854
Chewy, Inc. Class A * 5,320 143,640
Ciena Corp. * 3,253 1,262,912
Corning, Inc. 18,007 2,448,412
Coupang, Inc. * (South Korea)  30,174 569,685
eBay, Inc. 10,419 948,337
Etsy, Inc. * 2,181 109,006
Expedia Group, Inc. 2,676 617,862
F5, Inc. * 1,295 374,682
FactSet Research Systems, Inc. 868 188,347
Fox Corp. Class A  4,721 275,706
Fox Corp. Class B  3,461 183,779
GCI Liberty, Inc. Class A * 63 2,322
GCI Liberty, Inc. Class C * 712 26,494
Gen Digital, Inc. 12,503 235,432
GoDaddy, Inc. Class A * 3,059 252,888
IAC, Inc. * 1,636 65,489
Iridium Communications, Inc. 2,140 59,364
Liberty Broadband Corp. Class A * 346 17,376
Liberty Broadband Corp. Class C * 2,596 130,579
Liberty Global Ltd. Class A * (Belgium)  4,077 49,291
Liberty Global Ltd. Class C * (Belgium)  3,095 36,304
Lyft, Inc. Class A * 8,693 115,617
Maplebear, Inc. * 3,966 148,566
Match Group, Inc. 5,521 169,550
Millicom International Cellular SA (Guatemala)  2,303 172,587
a Shares Value
New York Times Co. Class A  3,687 $ 308,713
News Corp. Class A  8,852 220,680
News Corp. Class B  3,077 87,725
Nexstar Media Group, Inc. 649 117,359
Omnicom Group, Inc. 7,208 542,835
Pinterest, Inc. Class A * 13,430 246,306
Reddit, Inc. Class A * 2,970 399,911
Robinhood Markets, Inc. Class A * 17,499 1,212,681
Roku, Inc. * 2,949 279,034
Sirius XM Holdings, Inc. 4,306 99,383
Trade Desk, Inc. Class A * 10,207 231,597
Trump Media & Technology Group Corp. * 3,380 31,366
Ubiquiti, Inc. 97 76,658
VeriSign, Inc. 1,912 474,864
Warner Bros Discovery, Inc. * 53,718 1,475,096
Wayfair, Inc. Class A * 2,272 170,877
Zillow Group, Inc. Class A * 1,219 50,454
Zillow Group, Inc. Class C * 3,809 157,616
15,965,294
Consumer, Cyclical - 13.4%
spacing
Alaska Air Group, Inc. * 2,798 102,910
Allison Transmission Holdings, Inc. 1,940 227,096
Amer Sports, Inc. * (Finland)  3,634 119,631
American Airlines Group, Inc. * 15,033 161,454
Aptiv PLC * 5,053 350,880
Aramark 5,911 239,632
Aurora Innovation, Inc. * 26,348 108,554
AutoNation, Inc. * 602 117,547
Bath & Body Works, Inc. 5,019 93,705
Best Buy Co., Inc. 4,415 283,443
Birkenstock Holding PLC * (Germany)  1,146 41,061
BJ's Wholesale Club Holdings, Inc. * 3,000 295,260
BorgWarner, Inc. 4,841 262,673
Boyd Gaming Corp. 1,235 101,492
Brunswick Corp. 1,476 107,394
Burlington Stores, Inc. * 1,441 468,873
Caesars Entertainment, Inc. * 4,628 122,318
CarMax, Inc. * 3,322 138,129
Carnival Corp. 26,426 683,905
Carvana Co. * 3,118 980,237
Casey's General Stores, Inc. 853 620,865
Cava Group, Inc. * 2,327 188,254
Choice Hotels International, Inc. 620 64,170
Churchill Downs, Inc. 1,511 135,733
Columbia Sportswear Co. 562 30,803
Core & Main, Inc. Class A * 4,437 219,188
Crocs, Inc. * 1,226 101,783
Cummins, Inc. 3,174 1,707,675
Darden Restaurants, Inc. 2,651 519,702
Deckers Outdoor Corp. * 3,364 336,703
Delta Air Lines, Inc. 15,042 999,992
Dick's Sporting Goods, Inc. 1,447 286,926
Dillard's, Inc. Class A  74 42,336
Dolby Laboratories, Inc. Class A  1,364 81,922
Dollar General Corp. 5,066 601,486
Dollar Tree, Inc. * 4,325 473,631
Domino's Pizza, Inc. 716 256,894
DR Horton, Inc. 5,968 818,929
DraftKings, Inc. Class A * 10,895 235,550
Dutch Bros, Inc. Class A * 2,856 144,685
Fastenal Co. 26,476 1,228,486
Ferguson Enterprises, Inc. 4,406 1,027,744
Five Below, Inc. * 1,229 280,802

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Floor & Decor Holdings, Inc. Class A * 2,437 $ 123,800
Flutter Entertainment PLC * 3,615 368,549
Ford Motor Co. 90,038 1,039,039
Freshpet, Inc. * 1,080 63,677
GameStop Corp. Class A * 9,603 221,253
Gap, Inc. 5,174 125,211
Gentex Corp. 4,951 108,179
Genuine Parts Co. 3,226 341,150
Harley-Davidson, Inc. 2,828 57,182
Hasbro, Inc. 3,271 306,166
Hilton Worldwide Holdings, Inc. 5,260 1,599,461
Hyatt Hotels Corp. Class A  925 133,006
Las Vegas Sands Corp. 7,128 384,057
Lear Corp. 1,187 143,722
Lennar Corp. Class A  4,718 409,711
Lennar Corp. Class B  199 16,740
Liberty Live Holdings, Inc. Class A * 491 44,995
Liberty Live Holdings, Inc. Class C * 1,114 104,839
Liberty Media Corp.-Liberty Formula One
Class A * 529 41,304
Liberty Media Corp.-Liberty Formula One
Class C * 4,901 416,683
Lithia Motors, Inc. 544 135,848
Live Nation Entertainment, Inc. †* 3,650 556,661
LKQ Corp. 5,944 174,575
Lucid Group, Inc. †* 2,802 26,703
Lululemon Athletica, Inc. * 2,351 359,938
Macy's, Inc. 6,036 109,191
Madison Square Garden Sports Corp. * 367 117,954
Mattel, Inc. * 6,935 100,766
MGM Resorts International * 4,728 174,983
MSC Industrial Direct Co., Inc. Class A  1,070 98,729
Murphy USA, Inc. 393 194,130
Newell Brands, Inc. 8,832 30,294
Norwegian Cruise Line Holdings Ltd. * 10,548 197,248
NVR, Inc. * 63 415,159
Ollie's Bargain Outlet Holdings, Inc. * 1,407 129,500
On Holding AG Class A * (Switzerland)  5,228 177,857
Penn Entertainment, Inc. * 3,197 48,051
Penske Automotive Group, Inc. 403 60,257
Planet Fitness, Inc. Class A * 1,925 143,181
Pool Corp. 761 153,973
PulteGroup, Inc. 4,480 526,893
PVH Corp. 1,047 73,039
QuantumScape Corp. * 10,948 69,848
QXO, Inc. * 15,101 293,261
Ralph Lauren Corp. 870 299,271
RB Global, Inc. (Canada)  4,329 414,935
Restaurant Brands International, Inc. (Canada)  7,867 581,371
RH * 384 53,691
Rivian Automotive, Inc. Class A * 18,527 278,831
Ross Stores, Inc. 7,349 1,592,014
Royal Caribbean Cruises Ltd. 5,844 1,608,152
Scotts Miracle-Gro Co. 1,063 64,641
SharkNinja, Inc. * 1,946 206,081
SiteOne Landscape Supply, Inc. * 1,011 134,574
Somnigroup International, Inc. 4,700 347,424
Southwest Airlines Co. 10,592 397,941
Tapestry, Inc. 4,715 665,334
Texas Roadhouse, Inc. 1,506 248,701
Thor Industries, Inc. 1,227 98,025
TKO Group Holdings, Inc. 1,557 313,969
Toll Brothers, Inc. 2,211 301,735
Tractor Supply Co. 12,261 555,423
a Shares Value
Travel & Leisure Co. 1,496 $ 103,508
Ulta Beauty, Inc. * 1,023 534,732
Under Armour, Inc. Class A * 3,829 22,629
Under Armour, Inc. Class C * 3,820 22,118
United Airlines Holdings, Inc. * 7,507 691,169
Vail Resorts, Inc. 839 107,660
VF Corp. 8,027 136,379
Viking Holdings Ltd. * 3,968 291,569
Watsco, Inc. 800 291,032
Wendy's Co. 3,558 24,728
WESCO International, Inc. 1,099 300,708
Whirlpool Corp. † 1,316 70,959
Williams-Sonoma, Inc. 2,650 483,174
Wingstop, Inc. 676 104,760
WW Grainger, Inc. 1,008 1,099,536
Wyndham Hotels & Resorts, Inc. 1,695 137,685
Wynn Resorts Ltd. 1,769 179,642
YETI Holdings, Inc. * 1,785 65,313
Yum! Brands, Inc. 6,429 999,581
39,656,211
Consumer, Non-Cyclical - 16.1%
spacing
Acadia Healthcare Co., Inc. * 1,858 43,459
ADT, Inc. 12,433 81,685
Affirm Holdings, Inc. * 6,312 289,216
Agilent Technologies, Inc. 6,572 749,077
Albertsons Cos., Inc. Class A  8,279 141,074
Align Technology, Inc. * 1,561 267,602
Alnylam Pharmaceuticals, Inc. * 2,924 967,464
Apellis Pharmaceuticals, Inc. * 2,675 107,615
API Group Corp. * 8,168 330,967
Archer-Daniels-Midland Co. 11,024 801,335
Avantor, Inc. * 14,961 117,294
Avery Dennison Corp. 1,772 305,989
Avis Budget Group, Inc. †* 376 54,840
Baxter International, Inc. 11,954 200,827
BellRing Brands, Inc. * 2,663 42,848
Bio-Rad Laboratories, Inc. Class A * 419 116,796
Bio-Techne Corp. 3,579 187,039
Biogen, Inc. * 3,369 617,639
BioMarin Pharmaceutical, Inc. * 4,324 244,263
Block, Inc. * 12,336 742,380
Booz Allen Hamilton Holding Corp. 2,795 218,094
Boston Beer Co., Inc. Class A * 180 41,472
Bright Horizons Family Solutions, Inc. * 1,267 104,059
Brown-Forman Corp. Class A  1,172 31,398
Brown-Forman Corp. Class B  3,266 86,353
Bruker Corp. 2,516 90,878
Bunge Global SA 2,986 379,819
Campbell's Co. † 4,722 105,159
Cardinal Health, Inc. 5,504 1,163,050
Caris Life Sciences, Inc. * 2,138 38,227
Celsius Holdings, Inc. * 3,799 134,789
Cencora, Inc. 4,223 1,326,613
Centene Corp. * 11,466 375,397
Certara, Inc. * 2,937 16,741
Charles River Laboratories International, Inc. * 1,129 194,752
Chemed Corp. 315 118,988
Church & Dwight Co., Inc. 5,542 517,179
Clarivate PLC * 5,796 14,664
Clorox Co. 2,806 290,786
Coca-Cola Consolidated, Inc. 1,332 255,398
Conagra Brands, Inc. 11,035 173,470
Constellation Brands, Inc. Class A  3,276 491,400

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Cooper Cos., Inc. * 4,458 $ 318,747
Corcept Therapeutics, Inc. * 2,118 85,377
Corpay, Inc. * 1,565 455,399
Corteva, Inc. 15,610 1,306,713
Coty, Inc. Class A * 7,560 15,196
Darling Ingredients, Inc. * 3,647 225,567
DaVita, Inc. * 817 125,565
Dentsply Sirona, Inc. 4,488 52,061
Dexcom, Inc. * 9,018 566,330
Elanco Animal Health, Inc. * 11,245 269,093
elf Beauty, Inc. * 1,335 80,914
Encompass Health Corp. 2,340 226,348
Envista Holdings Corp. * 3,968 100,668
Equifax, Inc. 2,813 506,537
Estee Lauder Cos., Inc. Class A  5,625 403,706
Euronet Worldwide, Inc. * 986 65,441
Exelixis, Inc. * 5,990 256,911
Flowers Foods, Inc. 4,098 33,399
FTI Consulting, Inc. * 682 120,557
GE HealthCare Technologies, Inc. 10,557 751,447
General Mills, Inc. 12,276 456,913
Global Payments, Inc. 5,387 362,545
Globus Medical, Inc. Class A * 2,625 226,170
Grand Canyon Education, Inc. * 618 105,079
H&R Block, Inc. 2,808 89,126
Halozyme Therapeutics, Inc. * 2,687 173,661
Henry Schein, Inc. * 2,384 175,701
Hershey Co. 3,360 698,510
Hologic, Inc. * 5,145 388,911
Hormel Foods Corp. 6,651 150,645
Humana, Inc. 2,782 482,371
IDEXX Laboratories, Inc. * 1,837 1,032,192
Illumina, Inc. * 3,525 434,491
Incyte Corp. * 3,717 349,844
Ingredion, Inc. 1,475 166,173
Insmed, Inc. * 4,829 789,638
Inspire Medical Systems, Inc. * 572 29,504
Insulet Corp. * 1,629 341,829
Ionis Pharmaceuticals, Inc. * 3,613 271,300
IQVIA Holdings, Inc. * 3,896 664,424
J.M. Smucker Co. 2,349 226,538
Jazz Pharmaceuticals PLC * 1,322 249,924
Kenvue, Inc. 43,827 755,577
Kraft Heinz Co. 19,615 441,141
Kroger Co. 13,393 969,117
Labcorp Holdings, Inc. 1,927 514,143
Lamb Weston Holdings, Inc. 3,063 129,442
ManpowerGroup, Inc. 1,213 35,735
MarketAxess Holdings, Inc. 801 132,149
Masimo Corp. * 1,047 186,230
McCormick & Co., Inc. 5,877 296,436
Medline, Inc. Class A * 7,399 329,255
Medpace Holdings, Inc. * 522 250,659
Moderna, Inc. * 8,219 417,525
Molina Healthcare, Inc. * 1,178 157,027
Molson Coors Beverage Co. Class B  3,780 162,767
Morningstar, Inc. 501 84,694
Natera, Inc. * 3,047 609,370
Neurocrine Biosciences, Inc. * 2,222 292,726
NIQ Global Intelligence PLC * 1,038 11,802
Organon & Co. 6,588 39,462
Paylocity Holding Corp. * 989 106,852
Penumbra, Inc. * 883 289,951
Performance Food Group Co. * 3,516 301,181
a Shares Value
Perrigo Co. PLC 2,992 $ 32,134
Pilgrim's Pride Corp. 979 36,967
Post Holdings, Inc. * 1,081 106,868
Primo Brands Corp. 5,844 110,043
Qiagen NV 4,519 180,941
Quanta Services, Inc. 3,397 1,865,021
Quest Diagnostics, Inc. 2,571 503,865
Repligen Corp. * 1,207 142,209
ResMed, Inc. 3,367 755,824
Revolution Medicines, Inc. * 3,898 379,080
Revvity, Inc. 2,625 229,976
Reynolds Consumer Products, Inc. 1,114 23,595
Robert Half, Inc. 2,408 61,163
Roivant Sciences Ltd. * 9,963 275,975
Rollins, Inc. 6,868 366,820
Royalty Pharma PLC Class A  8,836 423,863
Sarepta Therapeutics, Inc. * 2,087 45,413
Seaboard Corp. 6 33,924
Service Corp. International 3,101 255,863
Shift4 Payments, Inc. Class A †* 1,612 70,493
Smithfield Foods, Inc. 985 27,550
Solventum Corp. * 3,332 217,580
Sotera Health Co. * 5,770 82,742
Sprouts Farmers Market, Inc. * 2,263 174,545
STERIS PLC 2,259 499,533
Summit Therapeutics, Inc. * 2,635 49,960
Sysco Corp. 11,054 788,482
Teleflex, Inc. 1,002 119,849
Tempus AI, Inc. Class A * 2,340 105,815
Tenet Healthcare Corp. * 1,995 376,476
Toast, Inc. Class A * 10,635 281,934
TransUnion 4,496 311,078
Tyson Foods, Inc. Class A  6,355 407,165
U-Haul Holding Co. * 213 10,177
U-Haul Holding Co. 2,463 110,022
U.S. Foods Holding Corp. * 5,164 476,172
Ultragenyx Pharmaceutical, Inc. * 1,995 41,795
United Rentals, Inc. 1,464 1,066,612
United Therapeutics Corp. * 978 579,934
Universal Health Services, Inc. Class B  1,208 216,196
Valvoline, Inc. * 3,095 104,240
Verisk Analytics, Inc. 3,228 612,513
Viatris, Inc. 26,818 362,311
Viking Therapeutics, Inc. * 2,654 86,361
Waters Corp. * 2,266 674,815
West Pharmaceutical Services, Inc. 1,668 418,068
WEX, Inc. * 771 117,994
WillScot Holdings Corp. 4,115 71,436
Zimmer Biomet Holdings, Inc. 4,629 418,554
47,632,747
Energy - 7.6%
spacing
Antero Midstream Corp. 7,740 176,472
Antero Resources Corp. * 6,796 288,422
APA Corp. 8,053 341,769
Baker Hughes Co. 22,873 1,396,397
Cheniere Energy, Inc. 4,914 1,394,397
Chord Energy Corp. 1,325 188,389
Coterra Energy, Inc. 17,399 611,401
Devon Energy Corp. 13,985 703,725
Diamondback Energy, Inc. 4,539 897,769
DT Midstream, Inc. 2,337 314,724
Enphase Energy, Inc. * 2,884 109,044
EQT Corp. 13,896 884,341

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Expand Energy Corp. 5,245 $ 575,796
First Solar, Inc. * 2,331 459,813
Halliburton Co. 19,356 754,690
HF Sinclair Corp. 3,640 227,100
Kinder Morgan, Inc. 44,851 1,503,854
Marathon Petroleum Corp. 6,935 1,693,388
Matador Resources Co. 2,685 169,638
NOV, Inc. 8,343 156,932
Occidental Petroleum Corp. 16,266 1,057,290
ONEOK, Inc. 14,413 1,302,791
Ovintiv, Inc. 6,593 391,361
Permian Resources Corp. Class A  15,677 334,234
Phillips 66 9,295 1,693,363
Range Resources Corp. 5,524 249,574
Targa Resources Corp. 4,899 1,228,326
TechnipFMC PLC (United Kingdom)  9,244 639,038
Texas Pacific Land Corp. 1,330 631,165
Valero Energy Corp. 7,011 1,732,278
Viper Energy, Inc. Class A  4,329 203,420
Weatherford International PLC 1,623 153,503
22,464,404
Financial - 18.0%
spacing
Affiliated Managers Group, Inc. 639 176,811
AGNC Investment Corp. REIT 25,230 253,057
Agree Realty Corp. REIT 2,642 199,154
Air Lease Corp. 2,398 155,726
Alexandria Real Estate Equities, Inc. REIT 3,992 185,309
Allstate Corp. 6,014 1,246,943
Ally Financial, Inc. 6,253 245,305
American Financial Group, Inc. 1,540 196,673
American Homes 4 Rent Class A REIT 8,011 223,667
Americold Realty Trust, Inc. REIT 6,478 74,238
Ameriprise Financial, Inc. 2,107 936,351
Annaly Capital Management, Inc. REIT 16,227 343,201
Arch Capital Group Ltd. * 8,122 779,631
ARES Management Corp. Class A  4,334 472,839
Assurant, Inc. 1,151 250,699
Assured Guaranty Ltd. 974 79,362
AvalonBay Communities, Inc. REIT 3,280 535,788
Axis Capital Holdings Ltd. 1,718 174,222
Bank of New York Mellon Corp. 15,882 1,884,082
Bank OZK 2,408 110,503
Blue Owl Capital, Inc. † 15,463 141,177
BOK Financial Corp. 438 56,090
Brighthouse Financial, Inc. * 1,392 83,353
Brixmor Property Group, Inc. REIT 7,117 204,970
Brown & Brown, Inc. 6,536 426,213
BXP, Inc. REIT 3,687 191,355
Camden Property Trust REIT 2,393 233,700
Carlyle Group, Inc. 5,994 290,050
Cboe Global Markets, Inc. 2,417 679,346
CBRE Group, Inc. Class A * 6,858 928,985
Central BanCo, Inc. 460 11,017
Cincinnati Financial Corp. 3,553 559,065
Circle Internet Group, Inc. * 2,576 245,776
Citizens Financial Group, Inc. 9,900 593,703
CNA Financial Corp. 475 21,812
Coinbase Global, Inc. Class A * 5,140 897,495
Columbia Banking System, Inc. 6,863 188,252
Commerce Bancshares, Inc. 3,152 155,078
CoStar Group, Inc. * 9,567 385,933
Cousins Properties, Inc. REIT 3,768 85,044
Credit Acceptance Corp. * 97 41,076
a Shares Value
Crown Castle, Inc. REIT 10,007 $ 813,669
CubeSmart REIT 5,283 193,622
Cullen/Frost Bankers, Inc. 1,380 189,170
Digital Realty Trust, Inc. REIT 7,935 1,429,966
East West Bancorp, Inc. 3,162 337,575
EastGroup Properties, Inc. REIT 1,241 229,697
EPR Properties REIT 1,694 84,632
Equitable Holdings, Inc. 6,357 235,908
Equity LifeStyle Properties, Inc. REIT 4,404 274,898
Equity Residential REIT 8,735 516,675
Essex Property Trust, Inc. REIT 1,470 355,740
Evercore, Inc. Class A  834 248,957
Everest Group Ltd. 955 312,142
Extra Space Storage, Inc. REIT 4,859 637,161
Federal Realty Investment Trust REIT 1,988 211,145
Fermi, Inc. REIT * 861 5,028
Fidelity National Financial, Inc. 5,886 272,993
Fifth Third Bancorp 20,853 968,830
First American Financial Corp. 2,234 134,688
First Citizens BancShares, Inc. Class A  201 378,817
First Hawaiian, Inc. 2,772 68,302
First Horizon Corp. 10,900 248,084
First Industrial Realty Trust, Inc. REIT 2,970 171,815
FNB Corp. 8,122 135,800
Franklin Resources, Inc. 6,297 148,735
Freedom Holding Corp. * (Kazakhstan)  396 57,372
Gaming & Leisure Properties, Inc. REIT 6,230 276,425
Globe Life, Inc. 1,809 251,759
Hamilton Lane, Inc. Class A  985 97,909
Hanover Insurance Group, Inc. 810 140,414
Hartford Insurance Group, Inc. 6,479 876,155
Healthcare Realty Trust, Inc. REIT 7,488 127,221
Healthpeak Properties, Inc. REIT 15,824 259,988
Highwoods Properties, Inc. REIT 2,648 56,694
Host Hotels & Resorts, Inc. REIT 15,778 302,306
Houlihan Lokey, Inc. 1,253 179,956
Howard Hughes Holdings, Inc. * 754 47,698
Huntington Bancshares, Inc. 46,263 724,016
Invesco Ltd. 8,476 205,882
Invitation Homes, Inc. REIT 14,182 352,423
Iron Mountain, Inc. REIT 6,766 691,079
Janus Henderson Group PLC 2,849 146,353
Jefferies Financial Group, Inc. 3,513 144,982
Jones Lang LaSalle, Inc. * 1,088 331,100
Kemper Corp. 1,291 39,453
KeyCorp 21,233 425,722
Kilroy Realty Corp. REIT 2,894 81,640
Kimco Realty Corp. REIT 15,482 347,881
Kinsale Capital Group, Inc. 514 175,613
Lamar Advertising Co. Class A REIT 1,963 248,634
Lazard, Inc. 2,241 95,198
Lincoln National Corp. 3,699 131,315
Lineage, Inc. REIT 1,617 52,973
Loews Corp. 3,933 419,808
LPL Financial Holdings, Inc. 1,838 552,926
M&T Bank Corp. 3,503 724,140
Markel Group, Inc. * 287 549,338
Medical Properties Trust, Inc. REIT † 11,065 51,231
MGIC Investment Corp. 5,022 131,828
Mid-America Apartment Communities, Inc. REIT 2,692 328,747
Millrose Properties, Inc. REIT 3,482 97,496
Nasdaq, Inc. 10,443 886,506
National Storage Affiliates Trust REIT 1,606 60,610
NNN REIT, Inc. 4,348 182,746

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Northern Trust Corp. 4,272 $ 596,243
Old Republic International Corp. 5,340 213,066
Omega Healthcare Investors, Inc. REIT 6,792 297,625
OneMain Holdings, Inc. 2,719 145,439
Park Hotels & Resorts, Inc. REIT 4,334 45,637
Pinnacle Financial Partners, Inc. 3,419 294,513
Popular, Inc. 1,446 194,010
Primerica, Inc. 746 186,858
Principal Financial Group, Inc. 4,995 450,099
Prosperity Bancshares, Inc. 2,227 149,610
Prudential Financial, Inc. 8,078 789,140
Raymond James Financial, Inc. 4,113 595,521
Rayonier, Inc. REIT 6,821 140,649
Realty Income Corp. REIT 21,119 1,292,060
Regency Centers Corp. REIT 4,161 314,821
Regions Financial Corp. 20,005 522,531
Reinsurance Group of America, Inc. 1,518 309,915
RenaissanceRe Holdings Ltd. (Bermuda)  1,042 309,714
Rexford Industrial Realty, Inc. REIT 5,421 177,429
Rithm Capital Corp. REIT 12,535 118,832
RLI Corp. 1,841 105,011
Rocket Cos., Inc. Class A * 21,714 309,425
Ryan Specialty Holdings, Inc. 2,590 87,387
SBA Communications Corp. REIT 2,432 418,572
SEI Investments Co. 2,377 186,523
Simon Property Group, Inc. REIT 7,472 1,393,752
SLM Corp. 4,929 105,530
SoFi Technologies, Inc. * 27,907 443,163
Southstate Bank Corp. 2,250 208,170
STAG Industrial, Inc. REIT 4,312 155,491
Starwood Property Trust, Inc. REIT 7,924 136,451
State Street Corp. 6,427 813,401
Stifel Financial Corp. 3,361 248,445
Sun Communities, Inc. REIT 2,824 355,711
Synchrony Financial 8,007 544,636
T. Rowe Price Group, Inc. 4,967 447,725
TFS Financial Corp. 1,147 16,115
TPG, Inc. 3,221 130,483
Tradeweb Markets, Inc. Class A  2,688 316,270
UDR, Inc. REIT 7,535 254,532
Unum Group 3,860 281,896
UWM Holdings Corp. 4,383 15,866
Ventas, Inc. REIT 10,799 883,142
VICI Properties, Inc. REIT 24,637 673,083
Virtu Financial, Inc. Class A  1,776 78,109
Vornado Realty Trust REIT 3,958 102,868
Voya Financial, Inc. 2,210 150,987
W.R. Berkley Corp. 5,143 340,878
Webster Financial Corp. 3,726 258,659
Western Alliance Bancorp 2,501 177,196
Western Union Co. 6,851 59,809
Weyerhaeuser Co. REIT 16,885 412,501
White Mountains Insurance Group Ltd. 56 123,030
Willis Towers Watson PLC 2,207 641,575
Wintrust Financial Corp. 1,540 213,968
WP Carey, Inc. REIT 5,025 341,499
XP, Inc. Class A (Brazil)  9,634 183,431
Zions Bancorp NA 3,365 193,891
53,353,530
Industrial - 16.4%
spacing
A.O. Smith Corp. 2,632 173,554
AAON, Inc. † 1,533 126,856
Acuity, Inc. 718 201,198
a Shares Value
Advanced Drainage Systems, Inc. 1,599 $ 219,271
AECOM 3,021 256,241
AGCO Corp. 1,435 166,273
Allegion PLC 1,982 287,965
Amcor PLC 10,631 422,582
AMETEK, Inc. 5,313 1,138,895
Applied Industrial Technologies, Inc. 843 223,665
AptarGroup, Inc. 1,523 191,928
Armstrong World Industries, Inc. 993 163,646
Arrow Electronics, Inc. * 1,191 170,801
ATI, Inc. * 3,100 450,926
Avnet, Inc. 1,825 112,456
Axon Enterprise, Inc. * 1,744 740,659
Ball Corp. 6,143 363,113
Builders FirstSource, Inc. * 2,545 209,530
BWX Technologies, Inc. 2,131 435,768
Carlisle Cos., Inc. 957 319,274
CH Robinson Worldwide, Inc. 2,704 449,053
Clean Harbors, Inc. * 1,168 334,901
CNH Industrial NV 19,807 217,877
Cognex Corp. 3,906 191,355
Coherent Corp. * 4,033 960,701
Comfort Systems USA, Inc. 802 1,105,950
Crane Co. 1,146 195,966
Crown Holdings, Inc. 2,645 265,161
Curtiss-Wright Corp. 848 577,590
Donaldson Co., Inc. 2,621 222,444
Dover Corp. 3,127 651,823
Eagle Materials, Inc. 725 137,351
EMCOR Group, Inc. 1,020 753,076
Entegris, Inc. 3,499 410,223
Esab Corp. 1,292 124,885
Everus Construction Group, Inc. * 1,163 137,304
Expeditors International of Washington, Inc. 3,068 439,430
Flex Ltd. * 8,486 555,494
Flowserve Corp. 2,976 218,766
Fortive Corp. 7,406 409,404
Fortune Brands Innovations, Inc. 2,721 106,037
FTAI Aviation Ltd. 2,349 575,505
Garmin Ltd. 3,759 872,126
Gates Industrial Corp. PLC * 5,794 131,002
Generac Holdings, Inc. * 1,319 257,640
Graco, Inc. 3,829 324,125
Graphic Packaging Holding Co. 7,121 70,783
GXO Logistics, Inc. * 2,565 132,995
Hayward Holdings, Inc. * 4,491 60,090
HEICO Corp. 971 266,248
HEICO Corp. Class A  1,746 368,563
Hexcel Corp. 1,767 143,003
Howmet Aerospace, Inc. 9,248 2,131,294
Hubbell, Inc. 1,234 605,573
Huntington Ingalls Industries, Inc. 899 341,530
IDEX Corp. 1,748 331,333
Ingersoll Rand, Inc. 9,170 734,700
Ingram Micro Holding Corp. 435 10,140
ITT, Inc. 1,966 374,582
Jabil, Inc. 2,393 635,653
Jacobs Solutions, Inc. 2,678 340,856
James Hardie Industries PLC * 3,342 63,297
JB Hunt Transport Services, Inc. 1,779 376,970
Karman Holdings, Inc. * 1,238 99,102
Keysight Technologies, Inc. * 3,968 1,120,444
Kirby Corp. * 1,265 168,093
Knight-Swift Transportation Holdings, Inc. 3,666 211,088

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
L3Harris Technologies, Inc. 4,307 $ 1,486,561
Landstar System, Inc. 774 124,080
Lennox International, Inc. 737 342,064
Leonardo DRS, Inc. 1,705 75,907
Lincoln Electric Holdings, Inc. 1,236 307,863
Littelfuse, Inc. 570 193,429
Loar Holdings, Inc. * 953 54,597
Louisiana-Pacific Corp. 1,415 102,941
Martin Marietta Materials, Inc. 1,383 814,144
Masco Corp. 4,791 289,233
MasTec, Inc. * 1,452 467,166
Mettler-Toledo International, Inc. * 474 597,809
Middleby Corp. * 1,097 145,440
Mohawk Industries, Inc. * 1,147 112,934
MSA Safety, Inc. 850 139,357
Mueller Industries, Inc. 2,480 274,784
Nordson Corp. 1,227 326,456
nVent Electric PLC 3,672 434,324
Old Dominion Freight Line, Inc. 4,236 827,714
Oshkosh Corp. 1,471 216,546
Otis Worldwide Corp. 9,000 693,720
Owens Corning 1,914 207,133
Packaging Corp. of America 2,026 429,958
Pentair PLC 3,785 329,711
Ralliant Corp. 2,545 105,847
RBC Bearings, Inc. * 721 391,590
Regal Rexnord Corp. 1,517 284,073
Rocket Lab Corp. * 11,291 725,108
Rockwell Automation, Inc. 2,610 936,677
Ryder System, Inc. 910 186,286
Saia, Inc. * 623 218,847
Schneider National, Inc. Class B  1,080 28,469
Sealed Air Corp. 3,337 140,321
Sensata Technologies Holding PLC 3,289 115,839
Silgan Holdings, Inc. 2,152 83,498
Simpson Manufacturing Co., Inc. 969 166,300
Smurfit Westrock PLC 12,186 485,612
Snap-on, Inc. 1,174 426,420
Sonoco Products Co. 2,244 121,378
StandardAero, Inc. * 5,363 138,526
Stanley Black & Decker, Inc. 3,518 249,989
TD SYNNEX Corp. 1,743 294,062
Teledyne Technologies, Inc. * 1,072 648,571
Tetra Tech, Inc. 6,097 183,642
Textron, Inc. 4,051 354,706
Timken Co. 1,432 144,016
TopBuild Corp. * 659 231,507
Toro Co. 2,308 215,660
Trex Co., Inc. * 2,599 94,656
Trimble, Inc. * 5,529 360,657
Universal Display Corp. 1,073 98,351
Valmont Industries, Inc. 452 180,606
Veralto Corp. 5,713 505,143
Vertiv Holdings Co. Class A  8,774 2,198,589
Vontier Corp. 3,281 116,377
Vulcan Materials Co. 3,049 830,243
Westinghouse Air Brake Technologies Corp. 3,911 977,398
Woodward, Inc. 1,380 493,930
XPO, Inc. * 2,644 514,390
Xylem, Inc. 5,612 670,634
48,497,916
Technology - 11.2%
spacing
Akamai Technologies, Inc. * 3,247 372,918
a Shares Value
Allegro MicroSystems, Inc. * (Japan)  2,998 $ 94,527
Amdocs Ltd. 2,493 162,693
Amentum Holdings, Inc. * 3,878 101,138
Amkor Technology, Inc. 2,808 126,444
Appfolio, Inc. Class A * 535 84,434
Astera Labs, Inc. * 3,015 330,444
Bentley Systems, Inc. Class B  3,599 126,397
Bill Holdings, Inc. * 1,982 75,911
Broadridge Financial Solutions, Inc. 2,677 434,959
Bullish * (Cayman)  736 26,297
CACI International, Inc. Class A * 498 270,847
CCC Intelligent Solutions Holdings, Inc. * 13,912 83,472
Cirrus Logic, Inc. * 1,179 170,507
Cloudflare, Inc. Class A * 7,230 1,491,838
Cognizant Technology Solutions Corp. Class A  11,149 683,991
Concentrix Corp. 987 27,004
Crane NXT Co. 1,233 50,047
Datadog, Inc. Class A * 7,199 849,842
Docusign, Inc. * 4,519 214,246
DoubleVerify Holdings, Inc. * 2,873 27,293
Doximity, Inc. Class A * 3,252 75,772
Dropbox, Inc. Class A * 4,053 92,084
Duolingo, Inc. * 926 91,276
DXC Technology Co. * 3,844 48,319
Dynatrace, Inc. * 6,653 246,028
Elastic NV * 2,248 112,378
Electronic Arts, Inc. 5,800 1,182,446
EPAM Systems, Inc. * 1,247 168,844
Everpure, Inc. Class A * 7,254 428,276
ExlService Holdings, Inc. * 3,473 105,753
Fair Isaac Corp. * 534 570,066
Fidelity National Information Services, Inc. 11,961 561,091
Figure Technology Solutions, Inc. Class A * 927 31,472
Gartner, Inc. * 1,588 251,444
Genpact Ltd. 3,686 137,303
Gitlab, Inc. Class A * 3,401 73,598
GLOBALFOUNDRIES, Inc. * 2,881 128,147
Globant SA * 1,087 50,122
Guidewire Software, Inc. * 1,943 290,595
Hewlett Packard Enterprise Co. 30,725 731,562
HP, Inc. 21,103 405,389
HubSpot, Inc. * 1,166 284,621
IPG Photonics Corp. * 608 69,671
Jack Henry & Associates, Inc. 1,658 262,030
KBR, Inc. 2,832 104,388
Kyndryl Holdings, Inc. * 5,633 73,905
Lattice Semiconductor Corp. * 3,120 289,411
Leidos Holdings, Inc. 2,937 456,762
Lumentum Holdings, Inc. * 1,624 1,141,282
MACOM Technology Solutions Holdings, Inc. * 1,517 336,880
Manhattan Associates, Inc. * 1,386 184,504
Microchip Technology, Inc. 12,172 786,433
MKS, Inc. 1,555 357,355
MongoDB, Inc. * 1,815 444,258
Monolithic Power Systems, Inc. 1,068 1,167,698
MSCI, Inc. 1,645 886,671
nCino, Inc. * 2,405 36,027
NetApp, Inc. 4,558 466,694
Nutanix, Inc. Class A * 6,071 230,759
Okta, Inc. * 3,857 303,584
ON Semiconductor Corp. * 9,270 573,998
Onto Innovation, Inc. * 1,137 233,165
Parsons Corp. * 1,169 63,325
Paychex, Inc. 7,442 685,557

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Paycom Software, Inc. 1,171 $ 142,323
Pegasystems, Inc. 2,118 90,142
Procore Technologies, Inc. * 2,949 168,093
PTC, Inc. * 2,704 385,293
Qorvo, Inc. * 1,930 149,382
RingCentral, Inc. Class A  1,738 64,636
ROBLOX Corp. Class A * 14,305 809,091
Rubrik, Inc. Class A * 3,257 159,495
SailPoint, Inc. * 1,356 17,953
Samsara, Inc. Class A * 7,324 232,098
Sandisk Corp. * 3,299 2,095,987
Science Applications International Corp. 1,035 98,242
SentinelOne, Inc. Class A * 7,188 92,581
Skyworks Solutions, Inc. 3,451 184,801
SS&C Technologies Holdings, Inc. 4,843 327,242
Super Micro Computer, Inc. * 11,818 269,096
Take-Two Interactive Software, Inc. * 4,202 829,895
Teradata Corp. * 2,336 59,872
Teradyne, Inc. 3,612 1,070,814
Twilio, Inc. Class A * 3,293 414,325
Tyler Technologies, Inc. * 993 339,983
UiPath, Inc. Class A * 9,013 100,044
Unity Software, Inc. * 7,844 172,097
Veeva Systems, Inc. Class A * 3,440 604,270
Western Digital Corp. 7,847 2,122,535
Zebra Technologies Corp. Class A * 1,195 249,851
Zoom Communications, Inc. * 6,142 493,755
ZoomInfo Technologies, Inc. * 6,704 40,090
Zscaler, Inc. * 2,308 323,789
33,133,967
Utilities - 6.3%
spacing
AES Corp. 16,118 227,103
Alliant Energy Corp. 6,000 430,560
Ameren Corp. 6,224 684,142
American Water Works Co., Inc. 4,492 611,316
Atmos Energy Corp. 3,691 681,802
Brookfield Renewable Corp. (Canada)  3,069 122,238
CenterPoint Energy, Inc. 15,015 648,047
Clearway Energy, Inc. Class A  776 30,396
Clearway Energy, Inc. Class C  2,010 78,973
CMS Energy Corp. 6,980 541,508
Consolidated Edison, Inc. 8,313 940,865
DTE Energy Co. 4,779 698,785
Edison International 8,790 643,252
Entergy Corp. 10,298 1,157,083
Essential Utilities, Inc. 6,385 257,124
Evergy, Inc. 5,275 432,128
Eversource Energy 8,658 599,826
Exelon Corp. 23,313 1,142,803
FirstEnergy Corp. 12,656 641,153
IDACORP, Inc. 1,250 178,713
MDU Resources Group, Inc. 4,939 102,336
National Fuel Gas Co. 2,184 205,209
NiSource, Inc. 11,004 513,447
NRG Energy, Inc. 4,722 690,073
OGE Energy Corp. 4,934 236,635
PG&E Corp. 50,565 888,427
Pinnacle West Capital Corp. 2,718 273,839
PPL Corp. 17,070 652,074
Public Service Enterprise Group, Inc. 11,517 932,301
Talen Energy Corp. * 1,050 335,192
UGI Corp. 4,991 181,772
Vistra Corp. 7,803 1,173,025
a Shares Value
WEC Energy Group, Inc. 7,510 $ 869,433
Xcel Energy, Inc. 13,650 1,084,356
18,885,936
Total Common Stocks
    (Cost $249,905,438) 290,249,869
EXCHANGE-TRADED FUNDS - 0.9%
iShares Russell Mid-Cap 28,323 2,753,845
a
Total Exchange-Traded Funds
    (Cost $2,710,256) 2,753,845
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $252,615,694) 293,003,714
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.520% 196,696 196,696
Principal
Amount
Repurchase Agreements - 0.5%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$984,425; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $1,004,114) $ 984,324 984,324
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$451,219; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $462,415) 450,517 450,517
1,434,841
Total Securities Lending Collateral
(Cost $1,631,537) 1,631,537
a
TOTAL INVESTMENTS - 99.5%
(Cost $254,247,231) 294,635,251
DERIVATIVES - 0.0% 45,330
OTHER ASSETS & LIABILITIES, NET - 0.5% 1,303,746
NET ASSETS - 100.0% $ 295,984,327

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/26 2 $ 648,598 $ 657,075 $ 8,477
CME E-Mini Standard & Poor's MidCap 400 Index 06/26 7 2,340,697 2,377,550 36,853
Total Futures Contracts $ 45,330

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Akero Therapeutics, Inc. - Contingent Value
Rights * ± Ω 4,360 $ 2,878
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 869 148
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 758 386
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,934
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 40 –
5,346
Industrial - 0.0%
M-Tron Industries, Inc., Exp 04/15/26 * 237 498
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 33 –
Total Rights
    (Cost $3,659) 5,844
COMMON STOCKS - 96.3%
Basic Materials - 4.2%
spacing
American Battery Technology Co. * 4,371 12,195
Balchem Corp. 2,428 411,497
Cabot Corp. 3,650 274,882
Calumet, Inc. * 612 21,971
Centrus Energy Corp. Class A * 970 168,382
Century Aluminum Co. * 4,221 247,731
Chemours Co. 11,206 246,868
Codexis, Inc. * 5,644 9,200
Coeur Mining, Inc. * 37,892 711,233
Compass Minerals International, Inc. * 1,767 41,260
Constellium SE * 3,749 92,150
Contango Silver & Gold, Inc. * 1,694 31,763
Critical Metals Corp. †* (Austria)  1,578 12,529
Dakota Gold Corp. * 6,663 33,648
Energy Fuels, Inc. * 4,651 84,881
Hawkins, Inc. 1,447 222,259
Hecla Mining Co. 11,185 208,377
Idaho Strategic Resources, Inc. * 1,109 35,621
Ingevity Corp. * 2,670 190,184
Innospec, Inc. 142 10,369
Ivanhoe Electric, Inc. * 6,779 80,128
Kaiser Aluminum Corp. 628 75,680
Lifezone Metals Ltd. * (Isle of Man)  2,510 8,434
NioCorp Developments Ltd. * 8,741 38,985
Novagold Resources, Inc. * (Canada)  19,408 174,284
Oil-Dri Corp. of America 579 37,687
Perpetua Resources Corp. * 6,431 180,840
Sensient Technologies Corp. 3,137 271,162
Sylvamo Corp. 706 29,821
U.S. Antimony Corp. †* 8,803 76,850
U.S. Gold Corp. * 1,007 15,296
U.S. Goldmining, Inc. * (Canada)  46 535
U.S. Lime & Minerals, Inc. 802 104,749
Uranium Energy Corp. * 35,388 477,738
USA Rare Earth, Inc. * 6,773 102,509
Vox Royalty Corp. (Canada)  4,318 22,626
4,764,324
a Shares Value
Communications - 5.4%
spacing
A10 Networks, Inc. 4,508 $ 104,225
ADTRAN Holdings, Inc. * 5,500 69,190
Anterix, Inc. * 831 31,736
Applied Digital Corp. †* 13,386 317,784
AudioEye, Inc. * 319 2,032
Backblaze, Inc. Class A * 4,190 14,455
BARK, Inc. * 5,430 2,751
BK Technologies Corp. * 234 17,463
BlackSky Technology, Inc. * 2,360 59,378
Boston Omaha Corp. Class A * 81 946
Bumble, Inc. Class A * 207 675
Calix, Inc. * 4,486 219,769
Cargurus, Inc. * 5,901 200,929
Clearfield, Inc. * 338 8,947
Cogent Communications Holdings, Inc. 3,653 68,823
Credo Technology Group Holding Ltd. * 11,973 1,123,906
Crexendo, Inc. * 1,273 7,854
CuriosityStream, Inc. 2,660 7,874
Entravision Communications Corp. Class A  832 2,471
EverQuote, Inc. Class A * 2,150 33,153
Extreme Networks, Inc. * 9,927 149,699
Figs, Inc. Class A * 6,647 98,176
Frequency Electronics, Inc. * 528 23,369
fuboTV, Inc. Class A * 2,157 20,405
Gambling.com Group Ltd. * (Malta)  1,087 4,218
Globalstar, Inc. * 3,719 247,016
Gogo, Inc. * 5,806 23,340
Grindr, Inc. * (Singapore)  2,333 28,206
Groupon, Inc. * 1,915 22,788
Harmonic, Inc. * 2,107 18,921
HealthStream, Inc. 726 15,035
Hims & Hers Health, Inc. †* 15,214 315,843
IDT Corp. Class B  940 46,154
Inseego Corp. * 199 2,213
InterDigital, Inc. 1,922 580,444
LifeMD, Inc. * 2,114 7,632
Liquidity Services, Inc. * 1,736 53,070
Lumen Technologies, Inc. * 62,541 434,660
Magnite, Inc. * 10,623 126,201
MediaAlpha, Inc. Class A * 2,516 23,399
Nerdy, Inc. * 3,941 3,217
Ooma, Inc. * 1,821 26,496
OptimizeRx Corp. * 1,001 6,286
Optimum Communications, Inc. Class A * 1,204 1,565
Phoenix Education Partners, Inc. 268 8,431
Preformed Line Products Co. 8 2,166
Q2 Holdings, Inc. * 4,628 218,904
QuinStreet, Inc. * 4,074 48,929
RealReal, Inc. * 2,005 18,205
Revolve Group, Inc. * 3,046 68,870
Rumble, Inc. * 1,652 8,425
Satellogic, Inc. Class A * 4,907 26,694
Serve Robotics, Inc. †* 4,367 36,857
Sprinklr, Inc. Class A * 8,676 52,056
Stagwell, Inc. * 8,087 50,867
Stitch Fix, Inc. Class A * 155 513
TechTarget, Inc. * 89 345
Thryv Holdings, Inc. * 2,267 6,212
TripAdvisor, Inc. * 4,100 43,706
Upwork, Inc. * 9,166 100,459
USA TODAY Co., Inc. * 9,459 66,686
Value Line, Inc. 81 2,858

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Viavi Solutions, Inc. * 17,089 $ 568,722
Vistance Networks, Inc. * 10,003 182,055
Vivid Seats, Inc. Class A * 72 426
Yelp, Inc. * 4,398 108,807
ZipRecruiter, Inc. Class A * 3,979 7,321
6,201,228
Consumer, Cyclical - 7.9%
spacing
Abercrombie & Fitch Co. Class A * 3,368 307,734
Accel Entertainment, Inc. * 3,639 39,702
Acushnet Holdings Corp. 2,042 190,886
Aeva Technologies, Inc. †* 2,991 39,362
Allegiant Travel Co. * 210 17,018
Alliance Laundry Holdings, Inc. * 777 16,115
Arhaus, Inc. 3,704 25,113
Arko Corp. 400 2,224
Atlanta Braves Holdings, Inc. Class A * 443 20,887
Atlanta Braves Holdings, Inc. Class C * 3,478 148,511
Bally's Corp. * 839 8,088
BJ's Restaurants, Inc. * 892 31,309
Black Rock Coffee Bar, Inc. Class A * 879 11,357
Bloomin' Brands, Inc. 4,080 22,032
Blue Bird Corp. * 2,352 133,570
Boot Barn Holdings, Inc. * 2,285 334,433
Brinker International, Inc. * 3,216 459,148
Buckle, Inc. 2,251 113,360
Build-A-Bear Workshop, Inc. 924 34,604
Camping World Holdings, Inc. Class A  4,584 31,309
Cavco Industries, Inc. * 578 279,920
Champion Homes, Inc. * 4,149 308,561
Cheesecake Factory, Inc. 3,435 188,066
Cinemark Holdings, Inc. 7,890 225,023
CompX International, Inc. 44 1,028
Cracker Barrel Old Country Store, Inc. 466 13,099
Daktronics, Inc. * 488 9,540
Dave & Buster's Entertainment, Inc. * 2,011 21,779
Dine Brands Global, Inc. 135 3,542
Dorman Products, Inc. * 2,053 214,251
Douglas Dynamics, Inc. 1,468 61,788
Dream Finders Homes, Inc. Class A * 444 6,181
Envela Corp. * 409 6,814
Ermenegildo Zegna NV (Italy)  4,572 47,640
EVgo, Inc. * 1,532 2,635
Falcon's Beyond Global, Inc. Class A †* 1,055 14,876
First Watch Restaurant Group, Inc. * 4,393 46,039
FirstCash Holdings, Inc. 2,961 556,668
Fox Factory Holding Corp. * 802 13,201
Frontier Group Holdings, Inc. * 2,566 9,058
Global Business Travel Group I * 8,597 47,971
Global Industrial Co. 1,089 34,325
Green Brick Partners, Inc. * 769 49,562
Group 1 Automotive, Inc. 380 125,639
Hilton Grand Vacations, Inc. * 4,448 174,006
HNI Corp. 2,167 72,356
IMAX Corp. * 3,260 123,913
indie Semiconductor, Inc. Class A †* (China)  5,808 18,702
Inspired Entertainment, Inc. * 1,849 13,183
Installed Building Products, Inc. 1,722 456,588
Interface, Inc. 485 12,086
Jack in the Box, Inc. * 1,098 10,618
Kontoor Brands, Inc. 3,311 232,730
Kura Sushi USA, Inc. Class A * 502 35,035
LCI Industries 199 24,473
Life Time Group Holdings, Inc. * 11,163 300,731
a Shares Value
Lindblad Expeditions Holdings, Inc. * 2,819 $ 48,769
Lovesac Co. * 570 8,419
Madison Square Garden Entertainment Corp. * 2,955 174,079
Marine Products Corp. 692 5,031
MarineMax, Inc. * 52 1,407
Microvast Holdings, Inc. * 9,526 14,289
Monarch Casino & Resort, Inc. 958 91,585
OneSpaWorld Holdings Ltd. (Bahamas)  7,392 169,646
OPAL Fuels, Inc. Class A * 687 1,731
Papa John's International, Inc. 210 6,806
Patrick Industries, Inc. 2,418 268,567
Peloton Interactive, Inc. Class A * 10,435 44,766
PriceSmart, Inc. 1,904 286,552
Pursuit Attractions & Hospitality, Inc. * 124 4,542
RCI Hospitality Holdings, Inc. 284 6,478
Red Rock Resorts, Inc. Class A  1,993 106,347
Rush Enterprises, Inc. Class A  2,459 162,565
Rush Enterprises, Inc. Class B  337 21,686
Rush Street Interactive, Inc. * 6,804 147,987
Sabre Corp. * 7,574 10,982
Savers Value Village, Inc. * 2,667 19,843
Shake Shack, Inc. Class A * 2,884 255,148
Six Flags Entertainment Corp. * 5,671 100,660
Solid Power, Inc. * 897 2,691
Sonic Automotive, Inc. Class A  401 27,497
Sonos, Inc. * 8,199 109,867
Steven Madden Ltd. 500 16,960
Sun Country Airlines Holdings, Inc. * 2,202 36,377
Super Group SGHC Ltd. (Guernsey)  11,854 128,023
Sweetgreen, Inc. Class A * 7,737 40,155
ThredUp, Inc. Class A * 7,582 24,869
United Parks & Resorts, Inc. * 1,905 62,217
Urban Outfitters, Inc. * 1,697 107,505
Victoria's Secret & Co. * 1,505 69,772
VSE Corp. 1,717 316,615
Warby Parker, Inc. Class A * 7,374 155,370
Wolverine World Wide, Inc. 6,070 99,062
XPEL, Inc. * 1,897 83,961
Xponential Fitness, Inc. Class A * 2,017 12,142
8,999,357
Consumer, Non-Cyclical - 28.9%
spacing
10X Genomics, Inc. Class A * 2,193 46,557
Abeona Therapeutics, Inc. * 3,065 13,731
Absci Corp. * 8,158 24,474
ACADIA Pharmaceuticals, Inc. * 9,365 208,465
Accuray, Inc. * 6,071 2,356
Actuate Therapeutics, Inc. * 595 1,630
Adaptive Biotechnologies Corp. * 11,094 153,985
ADC Therapeutics SA * (Switzerland)  7,647 28,676
Addus HomeCare Corp. * 638 59,749
ADMA Biologics, Inc. * 17,218 155,134
agilon health, Inc. * 840 6,644
AirSculpt Technologies, Inc. * 390 1,104
Akebia Therapeutics, Inc. * 981 1,364
Aktis Oncology, Inc. * 761 13,614
Alarm.com Holdings, Inc. * 3,499 151,122
Aldeyra Therapeutics, Inc. * 4,130 6,980
Alector, Inc. * 297 639
Alignment Healthcare, Inc. * 14,452 254,644
Alkermes PLC * 9,024 319,089
Alphatec Holdings, Inc. * 8,707 94,732
Alta Equipment Group, Inc. 126 677
Altimmune, Inc. * 9,782 30,129

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
American Public Education, Inc. * 1,223 $ 69,564
Amicus Therapeutics, Inc. * 22,071 319,147
Amneal Pharmaceuticals, Inc. * 9,732 120,969
Amphastar Pharmaceuticals, Inc. * 245 4,800
Amylyx Pharmaceuticals, Inc. * 5,244 72,892
AnaptysBio, Inc. * 1,350 74,871
Anavex Life Sciences Corp. †* 6,614 20,305
AngioDynamics, Inc. * 559 6,356
ANI Pharmaceuticals, Inc. * 1,395 107,276
Anteris Technologies Global Corp. * 5,954 33,045
Apogee Therapeutics, Inc. * 3,354 282,306
Aquestive Therapeutics, Inc. * 2,623 10,885
Arbutus Biopharma Corp. * 10,620 47,790
Arcellx, Inc. * 2,842 326,318
Arcturus Therapeutics Holdings, Inc. * 965 7,450
Arcus Biosciences, Inc. * 4,594 99,230
Arcutis Biotherapeutics, Inc. * 8,162 192,297
Ardelyx, Inc. * 17,756 106,358
Ardent Health, Inc. * 50 428
Arlo Technologies, Inc. * 7,558 107,550
ArriVent Biopharma, Inc. * 2,380 54,907
Arrowhead Pharmaceuticals, Inc. * 10,028 628,756
ARS Pharmaceuticals, Inc. †* 4,394 35,284
Artivion, Inc. * 2,635 96,494
Arvinas, Inc. * 460 4,876
Astrana Health, Inc. * 3,013 73,879
AtriCure, Inc. * 3,585 102,280
Atrium Therapeutics, Inc. * 968 12,942
aTyr Pharma, Inc. †* 8,716 6,798
Aura Biosciences, Inc. * 918 6,141
Aurinia Pharmaceuticals, Inc. * (Canada)  8,865 131,379
Aveanna Healthcare Holdings, Inc. * 3,106 20,003
Avita Medical, Inc. * 1,386 5,128
Axogen, Inc. * 3,581 118,639
Axsome Therapeutics, Inc. * 3,068 518,553
Barrett Business Services, Inc. 1,870 54,567
Beam Therapeutics, Inc. * 7,103 169,265
Beauty Health Co. * 8,979 7,991
Benitec Biopharma, Inc. * (Australia)  1,352 14,399
Beta Bionics, Inc. * 2,564 25,691
Bicara Therapeutics, Inc. * 70 1,392
BioCryst Pharmaceuticals, Inc. * 15,030 143,086
Biohaven Ltd. * 8,767 74,169
BioLife Solutions, Inc. * 3,138 59,873
Biote Corp. Class A * 291 393
Bioventus, Inc. Class A * 3,438 31,389
BRC, Inc. Class A * 5,888 4,570
Bridgebio Pharma, Inc. * 11,755 872,926
Bright Minds Biosciences, Inc. * (Canada)  518 37,798
BrightSpring Health Services, Inc. * 9,546 406,755
Brink's Co. 3,089 320,113
Brookdale Senior Living, Inc. * 15,255 208,688
Butterfly Network, Inc. * 14,588 58,936
Cadiz, Inc. * 4,194 20,593
Cal-Maine Foods, Inc. 3,243 256,683
Calavo Growers, Inc. 1,185 30,561
Candel Therapeutics, Inc. * 3,063 15,009
Capricor Therapeutics, Inc. * 3,231 98,222
CapsoVision, Inc. †* 1,606 11,708
Cardiff Oncology, Inc. †* 2,153 3,488
CareDx, Inc. * 3,749 65,083
Carriage Services, Inc. 1,052 48,034
Cartesian Therapeutics, Inc. * 43 264
Cass Information Systems, Inc. 776 34,160
a Shares Value
Catalyst Pharmaceuticals, Inc. * 8,580 $ 212,441
CBIZ, Inc. * 3,669 98,513
Celcuity, Inc. * 2,467 281,583
Ceribell, Inc. * 2,001 36,678
Cerus Corp. * 13,807 25,129
CG oncology, Inc. * 4,380 296,438
Chefs' Warehouse, Inc. * 2,702 160,634
Cimpress PLC * (Ireland)  271 19,783
ClearPoint Neuro, Inc. * 2,086 18,983
Clover Health Investments Corp. * 30,391 53,488
Cogent Biosciences, Inc. * 9,989 384,477
Coherus Oncology, Inc. * 2,921 4,937
Collegium Pharmaceutical, Inc. * 2,312 76,458
Community Health Systems, Inc. * 6,150 18,081
Compass Therapeutics, Inc. * 5,111 27,037
Concentra Group Holdings Parent, Inc. 8,095 173,638
CoreCivic, Inc. * 1,096 20,725
CorMedix, Inc. †* 5,525 37,515
CorVel Corp. * 2,168 118,481
Corvus Pharmaceuticals, Inc. * 4,789 70,063
Coursera, Inc. * 10,615 61,779
Covista, Inc. * 2,530 291,583
CPI Card Group, Inc. * 737 10,694
CRA International, Inc. 477 77,217
Crinetics Pharmaceuticals, Inc. * 7,254 263,465
CVRx, Inc. * 1,212 11,466
Cytokinetics, Inc. * 983 64,790
Day One Biopharmaceuticals, Inc. * 323 6,925
Definium Therapeutics, Inc. * 2,288 43,243
Delcath Systems, Inc. * 2,261 20,982
Denali Therapeutics, Inc. * 608 11,674
DiaMedica Therapeutics, Inc. * 2,581 17,473
Dianthus Therapeutics, Inc. * 224 18,798
Disc Medicine, Inc. * 2,039 130,374
Distribution Solutions Group, Inc. * 664 17,423
Driven Brands Holdings, Inc. * 4,424 55,787
Dyne Therapeutics, Inc. * 3,167 57,418
Edgewise Therapeutics, Inc. * 5,007 157,721
Electromed, Inc. * 488 11,424
Embecta Corp. 515 4,553
Enliven Therapeutics, Inc. * 2,919 114,425
Ensign Group, Inc. 4,158 837,837
Esperion Therapeutics, Inc. * 6,089 16,684
Eton Pharmaceuticals, Inc. * 1,884 46,497
European Wax Center, Inc. Class A * 2,076 11,999
EVERTEC, Inc. 4,738 133,706
Evolus, Inc. * 3,960 16,276
Evommune, Inc. * 476 10,943
Fennec Pharmaceuticals, Inc. * (Canada)  223 1,371
First Advantage Corp. * 4,008 47,134
FitLife Brands, Inc. * 139 1,974
Flywire Corp. * 7,866 91,560
Foghorn Therapeutics, Inc. * 1,541 7,366
Franklin Covey Co. * 661 10,437
FTAI Infrastructure, Inc. 8,233 40,671
Fulcrum Therapeutics, Inc. * 145 1,112
GeneDx Holdings Corp. * 1,415 90,871
GEO Group, Inc. * 9,888 166,217
Geron Corp. * 40,447 60,266
Ginkgo Bioworks Holdings, Inc. * 135 828
Glaukos Corp. * 4,143 446,035
Gossamer Bio, Inc. * 17,617 5,787
GPGI, Inc. 11,808 201,917
Greenwich Lifesciences, Inc. †* 457 10,977

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Guardant Health, Inc. * 9,204 $ 850,173
Guardian Pharmacy Services, Inc. Class A * 1,680 63,269
Gyre Therapeutics, Inc. * 719 5,011
Hackett Group, Inc. 1,806 23,496
Haemonetics Corp. * 3,481 196,189
Harmony Biosciences Holdings, Inc. * 3,234 90,584
Harrow, Inc. * 2,340 82,508
Healthcare Services Group, Inc. * 2,374 44,038
HealthEquity, Inc. * 6,238 521,310
Herbalife Ltd. * 5,626 82,815
Herc Holdings, Inc. 2,427 241,608
Hertz Global Holdings, Inc. †* 8,931 41,172
HireQuest, Inc. 86 858
Honest Co., Inc. * 3,168 9,314
Humacyte, Inc. * 3,162 1,918
Huron Consulting Group, Inc. * 1,263 161,020
ICU Medical, Inc. * 1,347 173,965
ImmunityBio, Inc. †* 18,023 138,236
Immunome, Inc. * 7,571 165,578
Immunovant, Inc. * 6,046 150,183
Indivior Pharmaceuticals, Inc. * 7,648 233,111
Information Services Group, Inc. 870 3,341
Inmune Bio, Inc. * 3,171 3,583
Innovage Holding Corp. * 347 2,783
Innoviva, Inc. * 4,814 112,166
Insperity, Inc. 2,706 73,170
Integer Holdings Corp. * 2,555 224,840
Interparfums, Inc. 1,385 125,813
iRadimed Corp. 611 58,815
IRhythm Holdings, Inc. * 2,364 278,999
Ironwood Pharmaceuticals, Inc. * 11,015 38,663
Ispire Technology, Inc. * 1,476 2,716
J&J Snack Foods Corp. 1,151 91,240
Janux Therapeutics, Inc. * 995 13,831
John B Sanfilippo & Son, Inc. 325 25,782
John Wiley & Sons, Inc. Class A  2,830 107,823
Joint Corp. * 739 6,540
Journey Medical Corp. * 1,301 6,102
KalVista Pharmaceuticals, Inc. * 2,831 56,988
Kestra Medical Technologies Ltd. * 1,742 34,718
Kforce, Inc. 1,142 33,392
KinderCare Learning Cos., Inc. * 3,018 6,640
Korn Ferry 1,820 114,569
KORU Medical Systems, Inc. * 3,222 13,919
Krystal Biotech, Inc. * 1,839 475,050
Kymera Therapeutics, Inc. * 4,250 353,983
Lantheus Holdings, Inc. * 4,844 367,417
Laureate Education, Inc. * 3,293 114,728
LB Pharmaceuticals, Inc. * 755 18,618
Legalzoom.com, Inc. * 9,361 53,077
Legence Corp. Class A * 1,572 88,755
LeMaitre Vascular, Inc. 1,543 168,449
LENSAR, Inc. * 561 3,344
LENZ Therapeutics, Inc. * 1,487 13,606
Lifecore Biomedical, Inc. * 1,749 6,506
LifeStance Health Group, Inc. * 6,877 43,807
Lifevantage Corp. 769 3,322
Lifeway Foods, Inc. * 523 10,115
Ligand Pharmaceuticals, Inc. * 164 32,743
Lincoln Educational Services Corp. * 2,194 89,252
Liquidia Corp. * 4,846 182,888
Lucid Diagnostics, Inc. * 2,054 2,362
Lumexa Imaging Holdings, Inc. * 337 2,898
Madrigal Pharmaceuticals, Inc. * 1,267 663,237
a Shares Value
Mama's Creations, Inc. * 2,706 $ 41,510
MannKind Corp. * 22,694 55,600
MapLight Therapeutics, Inc. * 815 16,569
Marqeta, Inc. Class A * 12,246 49,964
Marzetti Co. 1,501 207,633
Maze Therapeutics, Inc. * 159 4,746
MediWound Ltd. * (Israel)  615 9,908
MeiraGTx Holdings PLC * 2,536 21,962
Merit Medical Systems, Inc. * 4,025 277,443
MiMedx Group, Inc. * 8,896 35,139
Mineralys Therapeutics, Inc. * 3,543 95,980
Mirum Pharmaceuticals, Inc. * 3,120 288,226
Mister Car Wash, Inc. * 6,605 46,037
Monopar Therapeutics, Inc. * 352 19,286
Nano-X Imaging Ltd. * (Israel)  1,244 2,824
Nathan's Famous, Inc. 189 19,038
National Beverage Corp. * 1,791 60,267
National Research Corp. 903 15,333
Natural Grocers by Vitamin Cottage, Inc. 961 24,842
Nature's Sunshine Products, Inc. * 282 6,765
NeoGenomics, Inc. * 1,162 8,622
Neuronetics, Inc. * 3,671 5,323
NeuroPace, Inc. * 1,889 24,840
Niagen Bioscience, Inc. * 4,037 17,803
Novavax, Inc. †* 9,157 74,538
Novocure Ltd. * 7,556 82,360
Nuvalent, Inc. Class A * 3,709 379,987
Nuvation Bio, Inc. * 1,306 5,603
Nuvectis Pharma, Inc. * 974 7,529
Ocular Therapeutix, Inc. * 13,935 118,029
Omeros Corp. * 4,549 48,037
OmniAb, Inc. * 411 645
Oncology Institute, Inc. * 5,845 17,944
Option Care Health, Inc. * 11,829 318,437
Organogenesis Holdings, Inc. * 4,931 11,686
ORIC Pharmaceuticals, Inc. * 1,413 17,903
OrthoPediatrics Corp. * 391 6,205
Oscar Health, Inc. Class A * 15,073 172,887
Outset Medical, Inc. * 231 887
Pacira BioSciences, Inc. * 231 5,221
PACS Group, Inc. * 3,043 97,741
Palvella Therapeutics, Inc. * 537 66,937
Payoneer Global, Inc. * 20,733 100,140
Pennant Group, Inc. * 2,469 75,255
Phathom Pharmaceuticals, Inc. * 1,032 11,466
Phibro Animal Health Corp. Class A  1,516 83,850
Praxis Precision Medicines, Inc. * 154 49,617
Precigen, Inc. * 12,537 48,518
Prestige Consumer Healthcare, Inc. * 637 37,755
Priority Technology Holdings, Inc. * 1,866 8,808
Privia Health Group, Inc. * 8,626 177,437
PROCEPT BioRobotics Corp. * 3,967 99,215
Progyny, Inc. * 5,558 94,375
Protagonist Therapeutics, Inc. * 4,310 454,274
Protalix BioTherapeutics, Inc. * 5,118 11,106
Prothena Corp. PLC * (Ireland)  196 1,905
PTC Therapeutics, Inc. * 4,735 322,596
Pulmonx Corp. * 2,789 3,598
Pulse Biosciences, Inc. †* 1,319 28,477
Quad/Graphics, Inc. 1,401 9,261
Quanterix Corp. * 425 1,496
QuidelOrtho Corp. * 2,191 35,998
RadNet, Inc. * 4,097 228,981
RCM Technologies, Inc. * 350 6,699

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Recursion Pharmaceuticals, Inc. Class A †* 34,134 $ 104,791
Remitly Global, Inc. * 12,706 199,103
Rezolute, Inc. * 4,863 14,832
Rhythm Pharmaceuticals, Inc. * 3,919 340,835
Rigel Pharmaceuticals, Inc. * 1,334 36,071
Rocket Pharmaceuticals, Inc. * 823 2,946
RxSight, Inc. * 2,711 16,700
Sana Biotechnology, Inc. †* 895 2,578
Sanara Medtech, Inc. * 214 3,677
SANUWAVE Health, Inc. * 496 8,576
Savara, Inc. * 10,881 59,410
Scholar Rock Holding Corp. * 5,947 292,355
SELLAS Life Sciences Group, Inc. †* 12,727 53,835
Sezzle, Inc. * 1,105 69,935
Shoulder Innovations, Inc. * 594 8,631
SI-BONE, Inc. * 2,864 36,172
SIGA Technologies, Inc. 2,361 12,631
Simply Good Foods Co. * 4,090 58,692
Sionna Therapeutics, Inc. * 1,208 48,429
Soleno Therapeutics, Inc. * 3,744 125,349
Solesence, Inc. * 633 600
Sonida Senior Living, Inc. * 200 6,450
SoundThinking, Inc. * 972 6,435
Spire Global, Inc. * 2,191 27,563
Spyre Therapeutics, Inc. * 3,428 172,908
STAAR Surgical Co. * 2,189 40,934
Stereotaxis, Inc. * 3,767 6,931
Stoke Therapeutics, Inc. * 3,632 118,258
StoneCo Ltd. Class A * (Brazil)  18,637 263,154
Stride, Inc. * 3,104 273,680
SunOpta, Inc. * (Canada)  7,100 46,008
Supernus Pharmaceuticals, Inc. * 347 17,936
Syndax Pharmaceuticals, Inc. * 5,949 138,969
Tandem Diabetes Care, Inc. * 5,029 96,406
Tarsus Pharmaceuticals, Inc. * 2,930 205,540
Taysha Gene Therapies, Inc. * 16,393 73,277
Tectonic Therapeutic, Inc. * 189 5,842
Teladoc Health, Inc. * 2,562 13,963
TG Therapeutics, Inc. * 10,767 357,680
Theravance Biopharma, Inc. * 2,257 36,631
TIC Solutions, Inc. * 3,521 23,168
Tootsie Roll Industries, Inc. 1,372 58,603
Transcat, Inc. * 343 25,193
TransMedics Group, Inc. * 2,492 247,730
Travere Therapeutics, Inc. * 5,731 170,268
Treace Medical Concepts, Inc. * 4,966 6,654
Trevi Therapeutics, Inc. * 7,085 84,524
TriNet Group, Inc. 2,239 81,567
TriSalus Life Sciences, Inc. * 254 1,016
TuHURA Biosciences, Inc. * (Canada)  2,532 4,532
Turning Point Brands, Inc. 1,206 104,669
Twist Bioscience Corp. * 4,501 213,888
U.S. Physical Therapy, Inc. 680 50,973
Udemy, Inc. * 7,100 32,802
UFP Technologies, Inc. * 559 108,222
Universal Technical Institute, Inc. * 3,499 126,314
Upbound Group, Inc. 1,438 25,956
UroGen Pharma Ltd. * 2,458 44,195
USCB Financial Holdings, Inc. 299 5,543
Vera Therapeutics, Inc. * 4,588 184,575
Veracyte, Inc. * 5,830 187,784
Verastem, Inc. * 2,756 14,607
Vericel Corp. * 3,752 120,702
Verra Mobility Corp. * 11,837 169,151
a Shares Value
Viemed Healthcare, Inc. * 2,225 $ 20,492
Viridian Therapeutics, Inc. * 4,782 93,536
Vita Coco Co., Inc. * 3,533 169,266
Vital Farms, Inc. * 2,586 36,514
WaVe Life Sciences Ltd. * 9,190 66,628
WD-40 Co. 1,016 207,203
Westrock Coffee Co. * 2,307 9,805
Willdan Group, Inc. * 715 54,740
Xenon Pharmaceuticals, Inc. * (Canada)  6,401 372,218
Xeris Biopharma Holdings, Inc. * 11,794 68,405
XOMA Royalty Corp. * 501 15,716
Zevia PBC Class A * 5,715 6,687
Zevra Therapeutics, Inc. * 4,119 38,389
Zymeworks, Inc. * 3,708 92,848
33,155,763
Energy - 3.9%
spacing
Alpha Metallurgical Resources, Inc. * 256 52,549
Archrock, Inc. 12,787 444,988
Array Technologies, Inc. * 2,494 18,032
ASP Isotopes, Inc. †* 8,447 37,336
Atlas Energy Solutions, Inc. 4,148 54,422
Comstock Resources, Inc. * 3,816 80,441
Core Natural Resources, Inc. 1,301 136,254
CVR Energy, Inc. * 2,312 77,799
Delek U.S. Holdings, Inc. 4,388 197,767
DMC Global, Inc. * 663 3,454
Empire Petroleum Corp. * 476 1,409
Eos Energy Enterprises, Inc. †* 22,939 113,777
Evolution Petroleum Corp. 2,286 10,470
Flotek Industries, Inc. * 384 6,516
Flowco Holdings, Inc. Class A  922 18,993
Fluence Energy, Inc. * 4,305 59,237
Gulfport Energy Corp. * 1,179 249,441
Hallador Energy Co. * 2,369 38,567
Helix Energy Solutions Group, Inc. * 2,344 23,182
Infinity Natural Resources, Inc. Class A * 292 5,142
Kinetik Holdings, Inc. † 2,493 120,686
Kodiak Gas Services, Inc. 6,194 361,234
Kolibri Global Energy, Inc. * (Canada)  252 1,383
Magnolia Oil & Gas Corp. Class A  2,740 86,502
Matrix Service Co. * 442 5,074
Montauk Renewables, Inc. * 486 559
National Energy Services Reunited Corp. * 492 10,563
Natural Gas Services Group, Inc. 126 4,755
NextDecade Corp. * 12,987 99,480
Nextpower, Inc. Class A * 8,656 1,043,481
Oceaneering International, Inc. * 6,511 230,945
Par Pacific Holdings, Inc. * 1,051 65,835
Ramaco Resources, Inc. Class A * 3,083 47,663
REX American Resources Corp. * 531 24,198
Riley Exploration Permian, Inc. 200 7,290
Sable Offshore Corp. †* 9,250 152,810
Seadrill Ltd. * (Norway)  1,698 77,259
Select Water Solutions, Inc. 373 5,707
Shoals Technologies Group, Inc. Class A * 2,032 13,371
Solaris Energy Infrastructure, Inc. 3,431 193,886
Tidewater, Inc. * 3,454 288,582
VAALCO Energy, Inc. 1,218 7,722
4,478,761
Financial - 10.1%
spacing
Abacus Global Management, Inc. 729 5,745
Acadian Asset Management, Inc. 2,074 112,867

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Alexander's, Inc. REIT 163 $ 38,501
Amerant Bancorp, Inc. 1,161 25,588
American Coastal Insurance Corp. 1,021 11,486
American Healthcare REIT, Inc. 4,690 221,180
American Integrity Insurance Group, Inc. 225 4,338
AMERISAFE, Inc. 878 29,264
Angel Oak Mortgage REIT, Inc. 625 5,137
Apollo Commercial Real Estate Finance, Inc.
REIT 5,296 55,926
Arrow Financial Corp. 160 5,371
Artisan Partners Asset Management, Inc. Class A  2,704 98,399
Ategrity Specialty Holdings LLC * 335 6,623
Atlanticus Holdings Corp. * 50 2,623
Axos Financial, Inc. * 553 47,055
Bakkt, Inc. * 257 1,892
Baldwin Insurance Group, Inc. * 7,105 155,884
Banc of California, Inc. 899 15,804
BancFirst Corp. 1,470 159,495
Bancorp, Inc. * 3,121 167,691
Bank First Corp. 127 17,153
Bank of Hawaii Corp. 1,346 99,940
Bank7 Corp. 66 2,632
Bankwell Financial Group, Inc. 67 3,251
BGC Group, Inc. Class A  27,313 267,121
Bitdeer Technologies Group Class A * 9,131 78,983
Bowhead Specialty Holdings, Inc. * 1,298 29,114
Bridgewater Bancshares, Inc. * 684 12,107
Brookfield Business Corp. Class A (Canada)  624 19,743
Burford Capital Ltd. 9,706 43,871
California BanCorp 197 3,491
Capital Bancorp, Inc. 186 5,532
CareTrust REIT, Inc. 1,583 58,017
Carter Bankshares, Inc. * 235 5,480
CBL & Associates Properties, Inc. REIT 1,025 39,391
Citizens Financial Services, Inc. 46 2,813
City Holding Co. 709 84,740
Coastal Financial Corp. * 958 72,904
Cohen & Steers, Inc. 1,965 122,911
Columbia Financial, Inc. * 90 1,576
Commercial Bancgroup, Inc. 115 2,992
Community Financial System, Inc. 980 57,477
Community West Bancshares 269 6,268
Compass, Inc. Class A * 36,415 266,194
ConnectOne Bancorp, Inc. 951 25,458
Core Scientific, Inc. * 17,915 268,008
Crawford & Co. Class A  1,628 16,231
Customers Bancorp, Inc. * 184 12,771
Dave, Inc. * 771 134,223
Diamond Hill Investment Group, Inc. 34 5,851
DiamondRock Hospitality Co. REIT 8,775 82,222
Dime Community Bancshares, Inc. 601 20,326
Eagle Bancorp, Inc. 428 10,644
Eagle Financial Services, Inc. 27 944
Enova International, Inc. * 1,787 242,728
Esquire Financial Holdings, Inc. 543 58,372
eXp World Holdings, Inc. 6,815 40,822
Exzeo Group, Inc. * 409 6,000
F&G Annuities & Life, Inc. 160 4,051
Federal Agricultural Mortgage Corp. Class C  668 99,098
Finwise Bancorp * 413 6,550
First BanCorp 6,565 140,228
First Business Financial Services, Inc. 12 647
First Community Corp. 246 7,191
First Financial Bankshares, Inc. 10,164 299,330
a Shares Value
First Financial Corp. 185 $ 11,692
First Internet Bancorp 245 4,993
First Merchants Corp. 302 11,696
First National Corp. 54 1,454
First Western Financial, Inc. * 167 4,105
Five Star Bancorp 813 30,666
GBank Financial Holdings, Inc. * 82 2,194
GCM Grosvenor, Inc. Class A  4,506 44,159
Glacier Bancorp, Inc. 1,972 88,089
Gladstone Commercial Corp. REIT 783 8,950
Goosehead Insurance, Inc. Class A * 1,422 60,663
Greene County Bancorp, Inc. 368 8,247
Hanover Bancorp, Inc. 5 108
HCI Group, Inc. 803 124,152
Heritage Insurance Holdings, Inc. * 1,418 37,222
Hingham Institution For Savings 10 2,858
Hippo Holdings, Inc. * 726 18,920
Hope Bancorp, Inc. 272 3,038
Innventure, Inc. * 356 1,392
International Bancshares Corp. 499 33,578
International Money Express, Inc. * 2,024 31,979
Investors Title Co. 25 5,433
Jefferson Capital, Inc. 614 11,807
Kingstone Cos., Inc. 744 10,840
Kingsway Financial Services, Inc. * (Canada)  1,541 16,073
Lakeland Financial Corp. 1,119 64,208
Lemonade, Inc. * 4,583 287,262
LendingTree, Inc. * 809 34,690
LINKBANCORP, Inc. 612 5,104
Live Oak Bancshares, Inc. 1,189 39,320
Marex Group PLC (United Kingdom)  2,868 127,855
Maui Land & Pineapple Co., Inc. * 373 5,740
McGrath RentCorp 1,381 152,297
Meridian Corp. 131 2,484
Metrocity Bankshares, Inc. 1,071 30,706
Metropolitan Bank Holding Corp. 164 13,660
Miami International Holdings, Inc. * 1,068 41,567
Moelis & Co. Class A  2,278 129,846
National Health Investors, Inc. REIT 806 65,173
NBT Bancorp, Inc. 203 8,644
NerdWallet, Inc. Class A * 3,122 32,406
NETSTREIT Corp. REIT 1,453 27,360
NexPoint Residential Trust, Inc. REIT 590 14,750
Nicolet Bankshares, Inc. 290 43,100
Northeast Bank 330 37,082
Northfield Bancorp, Inc. 627 8,490
Northrim BanCorp, Inc. 901 20,615
Norwood Financial Corp. 237 6,973
Old National Bancorp 3,174 70,145
OP Bancorp 335 4,455
OppFi, Inc. 1,901 14,657
Orange County Bancorp, Inc. 313 10,010
Origin Bancorp, Inc. 147 6,095
Outfront Media, Inc. REIT 10,990 291,235
Pagseguro Digital Ltd. Class A (Brazil)  8,279 82,956
Palomar Holdings, Inc. * 1,957 233,862
Pathward Financial, Inc. 1,386 123,673
Patria Investments Ltd. Class A (Cayman)  5,393 67,952
Patriot National Bancorp, Inc. * 5,820 7,508
Paysign, Inc. * 2,691 15,877
PCB Bancorp 218 4,903
Peapack-Gladstone Financial Corp. 451 15,880
Peoples Financial Services Corp. 140 7,466
Perella Weinberg Partners 5,046 91,635

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Phillips Edison & Co., Inc. REIT 1,604 $ 60,022
Piper Sandler Cos. 5,262 402,806
PJT Partners, Inc. Class A  1,744 243,672
Princeton Bancorp, Inc. 97 3,276
Provident Financial Services, Inc. 508 10,749
Real Brokerage, Inc. * (Canada)  10,437 26,092
Regional Management Corp. 151 4,870
Resolute Holdings Management, Inc. * 123 19,963
Ridgepost Capital, Inc. Class A  4,762 34,572
Root, Inc. Class A * 921 40,681
Ryman Hospitality Properties, Inc. REIT 4,591 423,612
Saul Centers, Inc. REIT 828 26,976
Selective Insurance Group, Inc. 3,945 297,414
Selectquote, Inc. * 9,890 6,226
ServisFirst Bancshares, Inc. 3,870 281,852
Shore Bancshares, Inc. 644 12,030
SiriusPoint Ltd. * 271 5,837
Sky Harbour Group Corp. * 1,550 14,926
Skyward Specialty Insurance Group, Inc. * 2,888 126,148
Slide Insurance Holdings, Inc. * 1,998 35,964
SmartFinancial, Inc. 187 7,308
Southern Missouri Bancorp, Inc. 75 4,796
St. Joe Co. 2,815 176,782
StepStone Group, Inc. Class A  5,241 250,101
Stock Yards Bancorp, Inc. 1,881 124,691
StoneX Group, Inc. * 5,476 441,639
Strawberry Fields REIT, Inc. 416 4,950
Strive, Inc. Class A * 866 8,677
Sunstone Hotel Investors, Inc. REIT 1,019 9,181
Tanger, Inc. REIT 7,622 258,996
Terawulf, Inc. * 21,686 312,929
Texas Capital Bancshares, Inc. * 481 45,637
Tiptree, Inc. 555 9,391
Triumph Financial, Inc. * 775 46,237
Trupanion, Inc. * 2,797 71,631
Two Harbors Investment Corp. REIT 4,067 46,445
UMB Financial Corp. 483 54,478
UMH Properties, Inc. REIT 6,030 87,013
Union Bankshares, Inc. 323 7,855
Unity Bancorp, Inc. 263 13,631
Universal Health Realty Income Trust REIT 857 34,683
Universal Insurance Holdings, Inc. 439 14,996
Upstart Holdings, Inc. * 6,456 165,596
Valley National Bancorp 9,284 114,008
Victory Capital Holdings, Inc. Class A  3,417 223,745
Wealthfront Corp. * 2,160 19,980
Webull Corp. * (Cayman)  2,665 12,792
WesBanco, Inc. 468 16,141
West BanCorp, Inc. 281 6,685
WisdomTree, Inc. 9,344 136,049
Xenia Hotels & Resorts, Inc. REIT 1,100 16,313
11,599,258
Industrial - 23.4%
spacing
908 Devices, Inc. * 1,515 9,272
AAR Corp. * 720 78,811
Advanced Energy Industries, Inc. 2,796 902,297
Aebi Schmidt Holding AG (Switzerland)  113 1,097
AeroVironment, Inc. †* 2,804 513,272
AIRO Group Holdings, Inc. * 1,262 9,598
Alamo Group, Inc. 237 39,098
Albany International Corp. Class A  649 33,884
Allient, Inc. 48 2,836
American Superconductor Corp. * 3,422 115,835
a Shares Value
Amprius Technologies, Inc. * 8,532 $ 143,850
Applied Optoelectronics, Inc. * 3,894 329,393
Archer Aviation, Inc. Class A * 45,137 233,358
Arcosa, Inc. 1,003 106,458
Ardagh Metal Packaging SA 2,371 9,603
Argan, Inc. 995 541,927
Astronics Corp. * 2,117 141,267
Atmus Filtration Technologies, Inc. 5,534 314,165
AZZ, Inc. 2,201 275,411
Badger Meter, Inc. 2,208 336,389
Belden, Inc. 2,912 334,385
Beta Technologies, Inc. Class A * 1,558 22,903
Bloom Energy Corp. Class A * 16,208 2,196,022
Bowman Consulting Group Ltd. * 976 27,757
Byrna Technologies, Inc. * 1,352 12,411
Cactus, Inc. Class A  5,116 242,345
Cadre Holdings, Inc. 2,109 64,704
Cardinal Infrastructure Group, Inc. Class A * 469 18,598
Casella Waste Systems, Inc. Class A * 4,651 369,010
CECO Environmental Corp. * 2,187 130,301
Centuri Holdings, Inc. * 6,532 190,800
Chart Industries, Inc. * 3,352 693,026
Construction Partners, Inc. Class A * 3,531 392,365
Costamare Bulkers Holdings Ltd. * (Monaco)  29 449
Covenant Logistics Group, Inc. 222 6,027
CryoPort, Inc. * 688 5,697
CSW Industrials, Inc. 1,185 308,787
CTS Corp. 323 15,426
DXP Enterprises, Inc. * 963 134,560
Dycom Industries, Inc. * 2,163 732,868
Energizer Holdings, Inc. 3,678 60,393
Energy Recovery, Inc. * 3,840 38,669
Energy Services of America Corp. 813 10,675
Enerpac Tool Group Corp. 3,931 143,364
EnerSys 153 26,579
Enovix Corp. * 14,330 74,229
Enpro, Inc. 201 50,381
ESCO Technologies, Inc. 1,927 542,200
Eve Holding, Inc. * 7,164 17,767
Evolv Technologies Holdings, Inc. * 11,546 69,853
Exponent, Inc. 3,758 245,209
Fabrinet * (Thailand)  2,681 1,398,195
Federal Signal Corp. 4,451 481,331
Firefly Aerospace, Inc. * 1,089 31,004
FLEX LNG Ltd. * (Norway)  374 11,112
Forward Air Corp. * 559 9,341
Franklin Electric Co., Inc. 2,888 266,187
Frontdoor, Inc. * 5,387 284,757
GATX Corp. 189 32,270
Gorman-Rupp Co. 1,544 95,929
Graham Corp. * 774 61,084
Granite Construction, Inc. 2,786 333,986
Griffon Corp. 2,857 207,647
IES Holdings, Inc. * 672 320,188
Insteel Industries, Inc. 761 25,577
Intuitive Machines, Inc. * 427 7,925
Itron, Inc. * 1,638 146,814
Janus International Group, Inc. * 3,747 19,297
JBT Marel Corp. 1,862 238,094
Joby Aviation, Inc. †* 43,433 358,757
Kadant, Inc. 875 255,806
Karat Packaging, Inc. 662 18,483
Knife River Corp. * 4,238 346,033
Knowles Corp. * 459 11,787

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Kopin Corp. * 12,827 $ 28,861
Kratos Defense & Security Solutions, Inc. * 13,410 945,539
KULR Technology Group, Inc. * 3,667 8,691
Latham Group, Inc. * 3,033 16,287
Lightbridge Corp. * 2,184 23,281
Limbach Holdings, Inc. * 789 61,581
Lindsay Corp. 779 92,756
LSI Industries, Inc. 1,561 29,035
M-Tron Industries, Inc. * 193 12,902
Materion Corp. 299 43,250
Mercury Systems, Inc. * 929 67,733
Mesa Laboratories, Inc. 395 34,926
MicroVision, Inc. †* 13,334 8,550
Mirion Technologies, Inc. * 17,799 330,883
Modine Manufacturing Co. * 3,886 842,135
Moog, Inc. Class A  2,084 609,862
Mueller Water Products, Inc. Class A  11,548 317,455
Myers Industries, Inc. 360 7,625
MYR Group, Inc. * 1,146 323,539
NANO Nuclear Energy, Inc. †* 2,809 57,528
Napco Security Technologies, Inc. 2,583 101,744
Neonode, Inc. * 313 438
nLight, Inc. * 217 12,373
Novanta, Inc. * 2,682 316,771
NuScale Power Corp. * 11,843 128,378
NVE Corp. 389 25,479
O-I Glass, Inc. * 2,780 29,218
Omega Flex, Inc. 338 10,492
Orion Group Holdings, Inc. * 532 5,799
OSI Systems, Inc. * 1,166 309,585
Park Aerospace Corp. 708 19,385
Perma-Fix Environmental Services, Inc. * 77 823
Plexus Corp. * 1,833 371,256
Powell Industries, Inc. 709 383,626
Power Solutions International, Inc. * 589 35,858
Primoris Services Corp. 3,756 537,258
Pro-Dex, Inc. * 143 7,024
PureCycle Technologies, Inc. †* 9,702 50,353
Red Cat Holdings, Inc. * 7,670 100,400
Redwire Corp. * 7,876 66,946
Richtech Robotics, Inc. Class B * 12,658 26,455
RXO, Inc. * 724 10,585
Sanmina Corp. * 1,773 229,852
Sight Sciences, Inc. * 3,039 11,457
SKYX Platforms Corp. * 6,654 7,452
Smith-Midland Corp. * 181 5,888
SPX Technologies, Inc. * 3,571 713,986
Standex International Corp. 726 185,028
Sterling Infrastructure, Inc. * 2,213 901,289
Sturm Ruger & Co., Inc. 356 14,272
Tecnoglass, Inc. 2,043 91,016
Terex Corp. 3,532 208,741
Thermon Group Holdings, Inc. * 286 14,414
Titan America SA * (Belgium)  1,880 28,162
Trinity Industries, Inc. 2,813 90,522
TSS, Inc. * 1,660 21,597
Turtle Beach Corp. * 897 9,096
UFP Industries, Inc. 239 22,017
Vicor Corp. * 1,705 274,505
Voyager Technologies, Inc. Class A * 2,538 59,364
Watts Water Technologies, Inc. Class A  2,035 590,740
Werner Enterprises, Inc. 709 20,852
Willis Lease Finance Corp. 11 1,873
World Kinect Corp. 505 11,650
a Shares Value
Worthington Enterprises, Inc. 768 $ 40,044
Xometry, Inc. Class A * 3,267 133,424
York Space Systems, Inc. * 842 18,667
Zurn Elkay Water Solutions Corp. 11,138 499,428
26,895,186
Technology - 12.1%
spacing
ACI Worldwide, Inc. * 7,686 315,203
ACV Auctions, Inc. Class A * 12,557 53,242
Adeia, Inc. 7,069 169,868
Aehr Test Systems * 1,747 64,779
Aeluma, Inc. * 169 2,212
Agilysys, Inc. * 1,923 136,802
Airship AI Holdings, Inc. * 1,271 2,872
Alkami Technology, Inc. * 5,104 79,980
Ambarella, Inc. * 3,072 158,131
Ambiq Micro, Inc. * 879 22,335
Amplitude, Inc. Class A * 7,349 50,120
Appian Corp. Class A * 2,936 70,787
Arteris, Inc. * 148 2,433
Asana, Inc. Class A * 6,595 42,208
Atomera, Inc. * 1,985 7,563
AvePoint, Inc. * 11,209 106,598
Axcelis Technologies, Inc. * 184 17,127
Bandwidth, Inc. Class A * 472 8,411
BigBear.ai Holdings, Inc. * 7,546 26,562
Blackbaud, Inc. * 2,252 86,950
BlackLine, Inc. * 3,684 136,308
Blaize Holdings, Inc. * 5,930 10,793
Blend Labs, Inc. Class A * 15,120 25,704
Box, Inc. Class A * 8,115 191,839
Braze, Inc. Class A * 6,542 154,457
C3.ai, Inc. Class A * 9,655 81,295
Cantaloupe, Inc. * 4,131 44,656
Carlsmed, Inc. * 306 2,769
Cerence, Inc. * 1,241 7,831
CEVA, Inc. * 1,726 32,242
Claritev Corp. * 715 11,683
Clear Secure, Inc. Class A  6,543 316,747
Clearwater Analytics Holdings, Inc. Class A * 20,655 488,491
Climb Global Solutions, Inc. 1,168 23,150
Commerce.com, Inc. * 4,951 13,219
Commvault Systems, Inc. * 3,285 255,869
CS Disco, Inc. * 1,764 6,738
CSG Systems International, Inc. 1,839 147,010
CSP, Inc. 449 3,884
D-Wave Quantum, Inc. * (Canada)  27,115 391,269
Daily Journal Corp. * 73 35,211
Diebold Nixdorf, Inc. * 1,710 129,002
Digimarc Corp. * 1,117 5,484
Digital Turbine, Inc. * 5,350 15,408
DigitalOcean Holdings, Inc. * 5,757 493,835
Domo, Inc. Class B * 2,731 8,357
Donnelley Financial Solutions, Inc. * 1,370 64,582
eGain Corp. * 675 5,326
EverCommerce, Inc. †* 1,063 12,150
Evolent Health, Inc. Class A * 2,470 5,632
Five9, Inc. * 5,843 88,638
FormFactor, Inc. * 4,321 419,094
Freshworks, Inc. Class A * 15,576 125,075
Genius Sports Ltd. * (United Kingdom)  16,335 72,364
Grid Dynamics Holdings, Inc. * 4,202 23,951
HeartFlow, Inc. * 777 18,904
I3 Verticals, Inc. Class A * 66 1,476

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
IBEX Holdings Ltd. * 739 $ 19,820
Ibotta, Inc. Class A * 831 24,905
Impinj, Inc. * 2,086 214,232
Innodata, Inc. * 2,291 88,478
Insight Enterprises, Inc. * 750 50,257
Intapp, Inc. * 4,251 109,208
IonQ, Inc. †* 25,607 738,250
Kaltura, Inc. * 5,589 6,819
Kulicke & Soffa Industries, Inc. (Singapore)  2,219 145,833
Life360, Inc. * 1,541 62,904
LiveRamp Holdings, Inc. * 4,636 122,947
Maximus, Inc. 4,053 259,797
MaxLinear, Inc. * 837 14,555
McGraw Hill, Inc. * 1,558 21,345
Meridian Holdings, Inc. * 24 173
Mitek Systems, Inc. * 544 7,344
Navan, Inc. Class A * 2,251 29,803
Navitas Semiconductor Corp. * 2,565 22,495
NCR Atleos Corp. * 5,427 236,509
NextNav, Inc. * 7,006 112,236
Nutex Health, Inc. * 381 36,210
Omada Health, Inc. * 1,538 19,333
OneSpan, Inc. 456 4,802
Ouster, Inc. * 4,220 77,521
Pagaya Technologies Ltd. Class A * 4,503 52,460
PagerDuty, Inc. * 6,582 40,874
PAR Technology Corp. * 1,898 25,300
PDF Solutions, Inc. * 2,368 77,457
Phreesia, Inc. * 4,343 36,394
Pitney Bowes, Inc. 1,451 16,034
Planet Labs PBC * 20,080 561,236
Playtika Holding Corp. 1,130 3,141
Porch Group, Inc. * 5,292 37,944
Power Integrations, Inc. 4,119 210,893
Progress Software Corp. * 3,097 79,438
Qualys, Inc. * 2,679 235,350
Quantum Computing, Inc. †* 14,976 102,586
Rackspace Technology, Inc. * 1,061 1,040
Rambus, Inc. * 8,019 689,875
Rapid7, Inc. * 4,870 26,834
Red Violet, Inc. * 850 29,410
ReposiTrak, Inc. 1,282 9,743
Rezolve AI PLC * 16,561 42,396
Rigetti Computing, Inc. * 24,234 340,245
Rimini Street, Inc. * 388 1,273
Sapiens International Corp. NV * (Israel)  1,940 84,390
Schrodinger, Inc. * 4,233 48,087
SEMrush Holdings, Inc. Class A * 3,472 41,456
Semtech Corp. * 6,909 531,233
Silicon Laboratories, Inc. * 2,418 503,307
Simulations Plus, Inc. * 1,279 15,118
SiTime Corp. * 1,669 576,389
SkyWater Technology, Inc. * 2,642 72,417
SoundHound AI, Inc. Class A †* 28,796 197,829
Sprout Social, Inc. Class A * 4,074 23,222
SPS Commerce, Inc. * 2,835 157,824
Synaptics, Inc. * 270 18,911
Talkspace, Inc. * 10,605 54,881
Tenable Holdings, Inc. * 8,830 149,359
TruBridge, Inc. * 609 8,916
Ultra Clean Holdings, Inc. * 234 14,550
Unisys Corp. * 4,069 8,423
V2X, Inc. * 161 11,028
Varonis Systems, Inc. * 8,643 185,565
a Shares Value
Vertex, Inc. Class A * 5,243 $ 62,339
Via Transportation, Inc. Class A * 777 11,655
Viant Technology, Inc. Class A * 1,096 12,275
VTEX Class A * (Brazil)  4,413 17,652
Vuzix Corp. †* 4,731 10,929
Waystar Holding Corp. * 6,919 166,817
Weave Communications, Inc. * 4,994 23,072
Whitefiber, Inc. * 434 5,169
WM Technology, Inc. * 6,560 4,319
Workiva, Inc. * 3,764 224,447
Yext, Inc. * 7,557 29,019
Zeta Global Holdings Corp. Class A * 15,608 248,479
13,859,402
Utilities - 0.4%
spacing
American States Water Co. 1,885 142,544
Chesapeake Utilities Corp. 581 73,421
Consolidated Water Co. Ltd. 358 11,857
Genie Energy Ltd. Class B  72 1,018
Global Water Resources, Inc. 1,286 9,761
MGE Energy, Inc. 1,444 111,607
Middlesex Water Co. 209 10,878
Oklo, Inc. * 2,124 105,329
Otter Tail Corp. 206 18,080
York Water Co. 140 4,263
488,758
Total Common Stocks
    (Cost $114,856,401) 110,442,037
EXCHANGE-TRADED FUNDS - 2.8%
iShares Russell 2000 Growth † 10,456 3,281,197
a
Total Exchange-Traded Funds
    (Cost $3,241,877) 3,281,197
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $118,101,937) 113,729,078
SECURITIES LENDING COLLATERAL - 4.7%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.520% 645,950 645,950
Principal
Amount
Repurchase Agreements - 4.1%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$3,232,862; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $3,297,519) $ 3,232,530 3,232,530

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $5,346 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2026, open futures contracts outstanding were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,481,808; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value of
$1,518,575) $ 1,479,502 $ 1,479,502
4,712,032
Total Securities Lending Collateral
(Cost $5,357,982) 5,357,982
a
TOTAL INVESTMENTS - 103.8%
(Cost $123,459,919) 119,087,060
DERIVATIVES - 0.0% 28,694
OTHER ASSETS & LIABILITIES, NET - (3.8%) (4,394,532)
NET ASSETS - 100.0% $ 114,721,222
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 06/26 88 $ 1,076,674 $ 1,105,368 $ 28,694

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 2,612 $ 444
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 123 63
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 1,273
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 588 –
2,358
Total Rights
    (Cost $1,077) 2,358
COMMON STOCKS - 98.0%
Basic Materials - 4.6%
spacing
AdvanSix, Inc. 2,287 55,803
American Battery Technology Co. * 4,656 12,990
American Vanguard Corp. * 2,013 5,012
Cabot Corp. 260 19,581
Caledonia Mining Corp. PLC (South Africa)  1,475 33,320
Calumet, Inc. * 5,198 186,608
Centrus Energy Corp. Class A †* 324 56,243
Codexis, Inc. * 2,191 3,571
Coeur Mining, Inc. * 43,690 820,061
Commercial Metals Co. 9,545 586,349
Compass Minerals International, Inc. * 630 14,711
Constellium SE * 7,414 182,236
Critical Metals Corp. †* (Austria)  2,944 23,375
Ecovyst, Inc. * 10,267 132,034
Encore Energy Corp. * (Canada)  16,480 29,664
Energy Fuels, Inc. * 14,560 265,720
Ferroglobe PLC 10,757 44,319
Friedman Industries, Inc. 556 9,852
HB Fuller Co. 4,647 286,627
Hecla Mining Co. 41,557 774,207
Innospec, Inc. 1,942 141,805
Intrepid Potash, Inc. * 971 41,530
Ivanhoe Electric, Inc. * 1,390 16,430
Kaiser Aluminum Corp. 665 80,139
Koppers Holdings, Inc. 1,701 65,795
Kronos Worldwide, Inc. 1,669 10,965
Magnera Corp. * 2,602 24,745
Mativ Holdings, Inc. 4,469 38,880
Minerals Technologies, Inc. 2,737 194,108
Novagold Resources, Inc. * (Canada)  1,744 15,661
Oil-Dri Corp. of America 168 10,935
Orion SA (Germany)  5,155 33,508
Perimeter Solutions, Inc. * 11,930 291,331
Quaker Chemical Corp. 1,173 145,722
Rayonier Advanced Materials, Inc. * 5,430 60,110
Rogers Corp. * 1,538 165,074
SSR Mining, Inc. * (Canada)  17,433 512,530
Stepan Co. 1,765 88,215
Sylvamo Corp. 2,101 88,746
Trinseo PLC 2,440 256
Tronox Holdings PLC 10,212 99,771
USA Rare Earth, Inc. * 7,878 119,234
Valhi, Inc. 217 3,103
5,790,876
a Shares Value
Communications - 3.7%
spacing
1-800-Flowers.com, Inc. Class A * 1,379 $ 4,192
A10 Networks, Inc. 923 21,340
Advantage Solutions, Inc. * 306 6,469
AMC Networks, Inc. Class A * 3,048 20,696
Angi, Inc. * 3,337 22,858
Applied Digital Corp. * 5,054 119,982
ATN International, Inc. 769 20,932
Aviat Networks, Inc. * 1,083 24,487
BARK, Inc. * 1,347 682
Bed Bath & Beyond, Inc. * 6,260 29,046
Boston Omaha Corp. Class A * 1,638 19,132
Bumble, Inc. Class A * 6,162 20,088
Cable One, Inc. * 469 42,777
Cars.com, Inc. * 4,613 37,458
Clearfield, Inc. * 505 13,367
EchoStar Corp. Class A †* 11,605 1,358,597
Entravision Communications Corp. Class A  3,947 11,723
ePlus, Inc. 2,286 172,022
EW Scripps Co. Class A * 5,171 19,236
Gaia, Inc. * 1,422 3,939
Getty Images Holdings, Inc. * 11,658 9,249
Gray Media, Inc. 7,389 32,068
Harmonic, Inc. * 7,333 65,850
HealthStream, Inc. 1,098 22,740
IDT Corp. Class B  284 13,944
iHeartMedia, Inc. Class A * 9,925 28,981
Inseego Corp. * 1,008 11,209
Lands' End, Inc. * 943 10,599
Liberty Latin America Ltd. Class A * 2,451 21,177
Liberty Latin America Ltd. Class C * 11,018 97,179
LifeMD, Inc. * 1,285 4,639
Lumen Technologies, Inc. * 9,504 66,053
National CineMedia, Inc. 6,223 18,980
NETGEAR, Inc. * 2,337 51,040
Newsmax, Inc. †* 4,224 22,049
Nextdoor Holdings, Inc. * 19,692 27,569
Nexxen International Ltd. * (Israel)  2,983 19,449
Open Lending Corp. * 7,682 9,603
Optimum Communications, Inc. Class A * 19,881 25,845
Phoenix Education Partners, Inc. 148 4,656
Powerfleet, Inc. NJ * 11,170 34,404
Preformed Line Products Co. 212 57,399
RealReal, Inc. * 6,496 58,984
Ribbon Communications, Inc. * 9,064 19,216
Rumble, Inc. †* 7,351 37,490
Satellogic, Inc. Class A * 1,456 7,921
Scholastic Corp. 1,744 68,121
Serve Robotics, Inc. * 458 3,866
Shenandoah Telecommunications Co. 4,433 68,357
Shutterstock, Inc. 2,230 37,040
Sinclair, Inc. 3,361 43,491
Sphere Entertainment Co. * 2,343 275,068
Spok Holdings, Inc. 1,577 17,189
Stitch Fix, Inc. Class A * 9,519 31,508
TechTarget, Inc. * 2,013 7,810
Telephone & Data Systems, Inc. 8,522 358,776
TripAdvisor, Inc. * 5,350 57,031
Tucows, Inc. Class A * 471 8,082
Uniti Group, Inc. 14,524 136,235
USA TODAY Co., Inc. * 1,150 8,108
Viasat, Inc. * 10,577 484,427
Vistance Networks, Inc. * 7,058 128,456

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Vivid Seats, Inc. Class A * 158 $ 934
Ziff Davis, Inc. * 3,350 140,566
4,622,381
Consumer, Cyclical - 10.3%
spacing
Academy Sports & Outdoors, Inc. 5,687 321,031
Adient PLC * 6,770 136,822
Advance Auto Parts, Inc. 5,127 270,449
Allegiant Travel Co. * 983 79,662
Alliance Laundry Holdings, Inc. †* 3,034 62,925
AMC Entertainment Holdings, Inc. Class A †* 46,493 45,563
American Eagle Outfitters, Inc. 13,667 228,239
American Outdoor Brands, Inc. * 1,064 9,938
America's Car-Mart, Inc. * 560 7,129
Arko Corp. 5,302 29,479
Asbury Automotive Group, Inc. * 1,663 324,967
Barnes & Noble Education, Inc. * 1,256 11,090
Bassett Furniture Industries, Inc. 639 9,042
Beazer Homes USA, Inc. * 2,326 44,752
Biglari Holdings, Inc. Class B * 55 18,127
BJ's Restaurants, Inc. * 480 16,848
Black Rock Coffee Bar, Inc. Class A * 569 7,351
Bloomin' Brands, Inc. 2,426 13,100
BlueLinx Holdings, Inc. * 660 35,759
Brightstar Lottery PLC 9,245 117,781
Buckle, Inc. 209 10,525
Caleres, Inc. 2,815 29,670
Callaway Golf Co. * 11,331 157,274
Capri Holdings Ltd. * 10,050 177,081
Carter's, Inc. 3,031 108,389
Central Garden & Pet Co. * 783 28,791
Central Garden & Pet Co. Class A * 4,205 136,326
Century Communities, Inc. 2,204 126,466
Citi Trends, Inc. * 467 20,230
Clarus Corp. 1,633 4,442
Clean Energy Fuels Corp. * 13,814 34,259
Cooper-Standard Holdings, Inc. * 1,421 39,603
Cracker Barrel Old Country Store, Inc. † 1,351 37,977
Daktronics, Inc. * 2,687 52,531
Dana, Inc. 9,724 327,213
Dauch Corp. * 20,188 119,715
Designer Brands, Inc. Class A  3,156 17,958
Dine Brands Global, Inc. 1,045 27,421
Douglas Dynamics, Inc. 198 8,334
Dream Finders Homes, Inc. Class A * 2,010 27,979
El Pollo Loco Holdings, Inc. * 2,549 35,329
Escalade, Inc. 810 13,908
Ethan Allen Interiors, Inc. 1,911 42,539
EVgo, Inc. * 9,722 16,722
EVI Industries, Inc. 442 9,096
Falcon's Beyond Global, Inc. Class A * 81 1,142
Faraday Future Intelligent Electric, Inc. †* 12,593 3,461
Flexsteel Industries, Inc. 286 12,853
Forestar Group, Inc. * 1,641 40,106
Fox Factory Holding Corp. * 2,845 46,829
Frontier Group Holdings, Inc. * 2,174 7,674
Funko, Inc. Class A * 3,693 11,633
G-III Apparel Group Ltd. 3,065 84,900
Garrett Motion, Inc. (Switzerland)  14,954 271,714
Genesco, Inc. * 863 25,018
Gentherm, Inc. * 2,610 72,506
Global Business Travel Group I * 1,469 8,197
Gold.com, Inc. 1,637 65,611
Golden Entertainment, Inc. 1,608 42,918
a Shares Value
Goodyear Tire & Rubber Co. * 23,781 $ 157,668
Green Brick Partners, Inc. * 1,796 115,752
Group 1 Automotive, Inc. 571 188,790
Hamilton Beach Brands Holding Co. Class A  580 10,991
Haverty Furniture Cos., Inc. 1,207 25,564
HNI Corp. 3,401 113,559
Holley, Inc. * 6,923 21,254
Hovnanian Enterprises, Inc. Class A * 434 48,135
Hudson Technologies, Inc. * 3,555 20,903
Hyliion Holdings Corp. * 11,382 20,032
indie Semiconductor, Inc. Class A †* (China)  10,742 34,589
Interface, Inc. 4,362 108,701
J Jill, Inc. 639 7,323
Jack in the Box, Inc. * 254 2,456
JAKKS Pacific, Inc. 748 14,900
JetBlue Airways Corp. * 25,999 114,916
Johnson Outdoors, Inc. Class A  523 24,325
KB Home 5,198 268,996
Kohl's Corp. 9,539 123,053
Kontoor Brands, Inc. 884 62,136
Krispy Kreme, Inc. 5,126 17,377
La-Z-Boy, Inc. 3,467 111,429
Lakeland Industries, Inc. 788 6,454
LCI Industries 1,803 221,733
Leggett & Platt, Inc. 11,283 111,476
LGI Homes, Inc. * 1,777 70,245
Lionsgate Studios Corp. * 17,604 168,822
Lovesac Co. * 342 5,051
M/I Homes, Inc. * 2,246 275,023
Malibu Boats, Inc. Class A * 1,651 42,794
Marcus Corp. 2,083 35,765
MarineMax, Inc. * 1,651 44,676
Marriott Vacations Worldwide Corp. 2,349 152,967
MasterCraft Boat Holdings, Inc. * 1,407 28,858
Meritage Homes Corp. 5,723 353,910
Methode Electronics, Inc. 3,028 16,715
Microvast Holdings, Inc. * 5,293 7,939
Miller Industries, Inc. 903 41,132
MillerKnoll, Inc. 5,801 83,882
Motorcar Parts of America, Inc. * 996 11,016
Movado Group, Inc. 1,436 35,067
National Vision Holdings, Inc. * 6,616 171,354
Nu Skin Enterprises, Inc. Class A  3,938 28,669
OneWater Marine, Inc. Class A * 898 8,486
OPENLANE, Inc. * 9,011 262,671
Oxford Industries, Inc. 1,195 46,019
Papa John's International, Inc. 2,590 83,942
PC Connection, Inc. 1,016 59,395
Peloton Interactive, Inc. Class A * 22,444 96,285
Petco Health & Wellness Co., Inc. * 5,552 15,435
Phinia, Inc. 3,266 223,525
Polaris, Inc. 4,547 247,811
Portillo's, Inc. Class A * 6,070 32,110
Pursuit Attractions & Hospitality, Inc. * 1,687 61,795
RCI Hospitality Holdings, Inc. 238 5,429
Red Rock Resorts, Inc. Class A  1,845 98,449
Reservoir Media, Inc. * 1,083 10,603
Resideo Technologies, Inc. * 11,094 373,979
Rocky Brands, Inc. 587 22,729
Rush Enterprises, Inc. Class A  2,405 158,995
Rush Enterprises, Inc. Class B  351 22,587
Sabre Corp. * 24,715 35,837
Sally Beauty Holdings, Inc. * 8,823 122,199
Savers Value Village, Inc. * 38 283

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
ScanSource, Inc. * 1,875 $ 68,062
Shoe Carnival, Inc. 1,520 23,697
Signet Jewelers Ltd. (NYSE) 3,388 286,760
Six Flags Entertainment Corp. * 1,760 31,240
SkyWest, Inc. * 3,459 317,640
Sleep Number Corp. * 1,489 2,673
Solid Power, Inc. * 13,759 41,277
Sonic Automotive, Inc. Class A  818 56,090
Sonos, Inc. * 763 10,224
Standard Motor Products, Inc. 1,786 62,046
Starz Entertainment Corp. * 910 10,465
Steven Madden Ltd. 5,661 192,021
Strattec Security Corp. * 370 28,986
Sun Country Airlines Holdings, Inc. * 2,024 33,436
Superior Group of Cos., Inc. 910 9,246
Taylor Morrison Home Corp. * 8,161 475,297
Titan International, Inc. * 4,017 27,757
Titan Machinery, Inc. * 1,882 31,467
Torrid Holdings, Inc. * 1,760 3,133
Traeger, Inc. * 91 2,639
Tri Pointe Homes, Inc. * 7,230 337,858
UniFirst Corp. 1,270 319,519
United Parks & Resorts, Inc. * 42 1,372
Urban Outfitters, Inc. * 3,583 226,983
Victoria's Secret & Co. * 4,177 193,646
Virco Mfg. Corp. 750 4,590
Visteon Corp. 2,352 214,291
VSE Corp. 339 62,512
Wabash National Corp. 3,533 30,454
Webtoon Entertainment, Inc. * (South Korea)  1,702 15,641
Weyco Group, Inc. 532 17,051
Winmark Corp. 251 107,315
Winnebago Industries, Inc. 2,382 73,818
Xperi, Inc. * 4,299 24,074
Zumiez, Inc. * 1,266 28,055
12,980,690
Consumer, Non-Cyclical - 14.3%
spacing
10X Genomics, Inc. Class A * 7,153 151,858
4D Molecular Therapeutics, Inc. * 3,635 33,842
Aardvark Therapeutics, Inc. * 534 2,013
ABM Industries, Inc. 5,144 198,147
Absci Corp. * 2,214 6,642
Acacia Research Corp. * 2,482 11,938
Accendra Health, Inc. * 6,195 14,125
ACCO Brands Corp. 7,661 22,983
Aclaris Therapeutics, Inc. * 8,246 30,922
Acme United Corp. 280 12,575
AdaptHealth Corp. * 8,850 105,315
Addus HomeCare Corp. * 825 77,261
Agios Pharmaceuticals, Inc. * 4,953 167,560
Akebia Therapeutics, Inc. * 20,393 28,346
Aktis Oncology, Inc. * 552 9,875
Aldeyra Therapeutics, Inc. * 601 1,016
Alector, Inc. * 5,468 11,756
Alico, Inc. 378 15,596
Alight, Inc. Class A  39,579 23,063
Alkermes PLC * 3,553 125,634
Allogene Therapeutics, Inc. * 13,886 33,882
Alta Equipment Group, Inc. 1,107 5,945
Alumis, Inc. * 5,830 128,435
American Public Education, Inc. * 164 9,328
AMN Healthcare Services, Inc. * 3,270 59,972
Amneal Pharmaceuticals, Inc. * 1,657 20,596
a Shares Value
Amphastar Pharmaceuticals, Inc. * 2,911 $ 57,026
Amylyx Pharmaceuticals, Inc. * 1,799 25,006
Andersons, Inc. 2,804 201,271
AngioDynamics, Inc. * 2,775 31,552
Anika Therapeutics, Inc. * 954 13,833
Annexon, Inc. * 10,736 59,477
Aquestive Therapeutics, Inc. * 6,304 26,162
Arbutus Biopharma Corp. * 961 4,324
Arcturus Therapeutics Holdings, Inc. * 1,219 9,411
Arcus Biosciences, Inc. * 1,888 40,781
Ardent Health, Inc. * 1,776 15,203
Artivion, Inc. * 717 26,257
Arvinas, Inc. * 4,540 48,124
Atea Pharmaceuticals, Inc. * 6,163 33,157
Atrium Therapeutics, Inc. * 85 1,136
Aura Biosciences, Inc. * 2,362 15,802
Avanos Medical, Inc. * 3,706 51,921
Aveanna Healthcare Holdings, Inc. * 1,157 7,451
Azenta, Inc. * 3,597 76,005
B&G Foods, Inc. 6,871 33,049
Beauty Health Co. * 2,645 2,354
Beta Bionics, Inc. * 333 3,337
Beyond Meat, Inc. †* 31,594 22,166
Bicara Therapeutics, Inc. * 2,682 53,345
BioAge Labs, Inc. * 2,494 43,620
BioCryst Pharmaceuticals, Inc. * 1,831 17,431
Biote Corp. Class A * 1,317 1,778
BrightView Holdings, Inc. * 6,195 73,039
Brookdale Senior Living, Inc. * 2,420 33,106
Calavo Growers, Inc. 88 2,270
Cardiff Oncology, Inc. †* 2,642 4,280
Cartesian Therapeutics, Inc. * 573 3,524
Cass Information Systems, Inc. 105 4,622
Castle Biosciences, Inc. * 2,435 59,779
Celcuity, Inc. * 157 17,920
Celldex Therapeutics, Inc. * 5,708 181,058
Chaince Digital Holdings, Inc. * (China)  2,798 11,136
Cimpress PLC * (Ireland)  1,181 86,213
Cogent Biosciences, Inc. * 744 28,637
Coherus Oncology, Inc. * 5,804 9,809
Community Health Systems, Inc. * 4,350 12,789
Compass Therapeutics, Inc. * 5,474 28,957
Concentra Group Holdings Parent, Inc. 653 14,007
CONMED Corp. 2,732 96,603
CoreCivic, Inc. * 7,537 142,525
CRISPR Therapeutics AG * (Switzerland)  7,803 371,189
Cross Country Healthcare, Inc. * 2,831 26,611
Cullinan Therapeutics, Inc. * 4,575 65,011
Custom Truck One Source, Inc. * 5,386 35,386
Cytek Biosciences, Inc. * 9,723 42,489
Cytokinetics, Inc. * 9,111 600,506
Day One Biopharmaceuticals, Inc. * 6,478 138,888
Definium Therapeutics, Inc. * 5,847 110,508
Deluxe Corp. 3,891 107,158
Denali Therapeutics, Inc. * 11,389 218,669
Design Therapeutics, Inc. * 2,254 23,983
Dianthus Therapeutics, Inc. * 2,794 234,472
DocGo, Inc. * 7,290 4,586
Dole PLC 6,171 88,184
Dyne Therapeutics, Inc. * 7,731 140,163
Edgewell Personal Care Co. 3,702 79,001
Editas Medicine, Inc. * 8,091 19,985
Eledon Pharmaceuticals, Inc. * 5,185 15,970
Embecta Corp. 4,318 38,171

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Emergent BioSolutions, Inc. * 4,322 $ 35,873
Enanta Pharmaceuticals, Inc. * 2,486 31,398
Enhabit, Inc. * 4,459 62,827
Ennis, Inc. 1,750 37,485
Enovis Corp. * 4,838 110,064
Entrada Therapeutics, Inc. * 2,322 29,304
Erasca, Inc. * 16,154 261,372
Esperion Therapeutics, Inc. * 13,951 38,226
Evommune, Inc. * 285 6,552
EyePoint, Inc. * 6,511 83,927
Fate Therapeutics, Inc. * 8,703 10,444
Fennec Pharmaceuticals, Inc. * (Canada)  1,434 8,819
First Advantage Corp. * 2,174 25,566
Flywire Corp. * 1,161 13,514
Foghorn Therapeutics, Inc. * 809 3,867
Forrester Research, Inc. * 987 5,586
Fortrea Holdings, Inc. * 8,015 75,501
Franklin Covey Co. * 195 3,079
Fresh Del Monte Produce, Inc. 2,803 112,849
Fulcrum Therapeutics, Inc. * 4,349 33,357
Fulgent Genetics, Inc. * 1,875 29,812
Ginkgo Bioworks Holdings, Inc. * 3,507 21,498
GPGI, Inc. 1,490 25,479
Graham Holdings Co. Class B  278 293,918
GRAIL, Inc. * 3,016 155,867
Green Dot Corp. Class A * 4,917 55,169
Grocery Outlet Holding Corp. * 8,086 57,006
Hain Celestial Group, Inc. * 7,166 5,000
Healthcare Services Group, Inc. * 3,316 61,512
Helen of Troy Ltd. * 2,087 30,095
Herbalife Ltd. * 2,231 32,840
Heron Therapeutics, Inc. * 10,661 8,530
HF Foods Group, Inc. * 3,123 5,778
HireQuest, Inc. 390 3,892
Honest Co., Inc. * 3,597 10,575
Humacyte, Inc. †* 11,495 6,974
ICF International, Inc. 1,603 104,660
ICU Medical, Inc. * 543 70,128
Ideaya Biosciences, Inc. * 7,186 239,438
ImmunityBio, Inc. †* 4,586 35,175
Indivior Pharmaceuticals, Inc. * 1,525 46,482
Information Services Group, Inc. 2,654 10,191
Ingles Markets, Inc. Class A  1,240 111,464
Inhibikase Therapeutics, Inc. * 5,843 9,816
Inhibrx Biosciences, Inc. * 775 52,103
Innovage Holding Corp. * 776 6,224
Innoviva, Inc. * 553 12,885
Inogen, Inc. * 1,942 12,002
Integra LifeSciences Holdings Corp. * 5,701 53,703
Intellia Therapeutics, Inc. * 9,429 120,880
Iovance Biotherapeutics, Inc. * 28,253 99,168
Ironwood Pharmaceuticals, Inc. * 1,056 3,707
Jade Biosciences, Inc. 3,100 43,555
Janux Therapeutics, Inc. * 2,596 36,084
John B Sanfilippo & Son, Inc. 233 18,484
John Wiley & Sons, Inc. Class A  230 8,763
Kelly Services, Inc. Class A  2,755 24,382
Keros Therapeutics, Inc. * 2,610 28,814
Kestra Medical Technologies Ltd. * 146 2,910
Kforce, Inc. 309 9,035
Kodiak Sciences, Inc. * 3,163 120,574
Korn Ferry 2,425 152,654
Korro Bio, Inc. * 409 4,630
Kura Oncology, Inc. * 7,216 58,666
a Shares Value
Larimar Therapeutics, Inc. * 4,394 $ 19,773
Laureate Education, Inc. * 7,252 252,660
LB Pharmaceuticals, Inc. * 829 20,443
Legence Corp. Class A * 1,383 78,084
Lexeo Therapeutics, Inc. * 5,213 29,923
Lifecore Biomedical, Inc. * 693 2,578
LifeStance Health Group, Inc. * 6,664 42,450
Ligand Pharmaceuticals, Inc. * 1,496 298,676
Limoneira Co. 1,287 17,272
LivaNova PLC * 4,675 297,143
Lucid Diagnostics, Inc. * 3,929 4,518
Lumexa Imaging Holdings, Inc. * 797 6,854
MapLight Therapeutics, Inc. * 708 14,394
Maravai LifeSciences Holdings, Inc. Class A * 9,921 28,076
MarketWise, Inc. 153 2,864
Marqeta, Inc. Class A * 17,118 69,841
Matthews International Corp. Class A  2,508 64,757
MaxCyte, Inc. * 7,989 5,612
Maze Therapeutics, Inc. * 2,079 62,058
MBX Biosciences, Inc. * 2,467 73,640
Medifast, Inc. * 1,098 11,189
MeiraGTx Holdings PLC * 877 7,595
Merit Medical Systems, Inc. * 351 24,194
MGP Ingredients, Inc. 1,256 23,098
Mission Produce, Inc. * 3,736 51,407
Mister Car Wash, Inc. * 901 6,280
Monro, Inc. 2,448 39,266
Monte Rosa Therapeutics, Inc. * 5,062 83,270
Myriad Genetics, Inc. * 8,246 37,107
Nano-X Imaging Ltd. * (Israel)  3,775 8,569
National HealthCare Corp. 1,112 177,586
Nature's Sunshine Products, Inc. * 1,100 26,389
Neogen Corp. * 18,813 174,773
NeoGenomics, Inc. * 10,232 75,921
Neurogene, Inc. * 938 18,910
Nkarta, Inc. * 3,453 7,286
Novavax, Inc. †* 2,472 20,122
NPK International, Inc. * 7,172 103,922
Nurix Therapeutics, Inc. * 8,787 136,198
Nuvation Bio, Inc. * 19,368 83,089
Olaplex Holdings, Inc. * 10,596 21,510
Olema Pharmaceuticals, Inc. * 5,910 88,118
Omeros Corp. * 588 6,209
OmniAb, Inc. * 8,445 13,259
Omnicell, Inc. * 3,817 127,411
OPKO Health, Inc. * 36,960 42,134
OraSure Technologies, Inc. * 6,331 18,993
ORIC Pharmaceuticals, Inc. * 3,951 50,059
Orthofix Medical, Inc. * 3,171 36,371
OrthoPediatrics Corp. * 1,043 16,552
Oruka Therapeutics, Inc. * 3,354 164,514
Outset Medical, Inc. * 559 2,147
Pacific Biosciences of California, Inc. * 24,875 32,835
Pacira BioSciences, Inc. * 3,232 73,043
PACS Group, Inc. * 245 7,869
Palvella Therapeutics, Inc. * 33 4,113
Paysafe Ltd. * 2,656 18,087
Pediatrix Medical Group, Inc. * 7,326 156,703
Perdoceo Education Corp. 4,913 182,813
Personalis, Inc. * 4,549 28,977
Perspective Therapeutics, Inc. * 5,017 20,921
Phathom Pharmaceuticals, Inc. * 2,653 29,475
Praxis Precision Medicines, Inc. * 2,028 653,401
Precigen, Inc. * 884 3,421

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Prestige Consumer Healthcare, Inc. * 3,395 $ 201,222
Prime Medicine, Inc. * 8,912 31,014
PROG Holdings, Inc. 3,390 97,259
Protara Therapeutics, Inc. * 3,764 19,610
Prothena Corp. PLC * (Ireland)  3,629 35,274
PTC Therapeutics, Inc. * 1,266 86,253
Puma Biotechnology, Inc. * 3,977 25,413
Quad/Graphics, Inc. 711 4,700
Quanex Building Products Corp. 3,924 70,514
Quanterix Corp. * 3,588 12,630
Quantum-Si, Inc. * 12,260 9,489
QuidelOrtho Corp. * 3,335 54,794
RadNet, Inc. * 1,133 63,323
Rapport Therapeutics, Inc. * 2,424 75,847
REGENXBIO, Inc. * 4,247 35,590
Relay Therapeutics, Inc. * 12,271 122,096
Repay Holdings Corp. * 6,030 15,678
Replimune Group, Inc. * 5,781 44,225
Resources Connection, Inc. 2,311 8,620
Rezolute, Inc. * 747 2,278
Rocket Pharmaceuticals, Inc. * 6,601 23,632
Sana Biotechnology, Inc. †* 12,348 35,562
SBC Medical Group Holdings, Inc. * 870 3,637
Scholar Rock Holding Corp. * 603 29,643
Select Medical Holdings Corp. 9,187 149,656
Seneca Foods Corp. Class A * 388 58,635
Septerna, Inc. * 1,802 43,302
Sezzle, Inc. * 109 6,899
SIGA Technologies, Inc. 673 3,601
Simply Good Foods Co. * 2,689 38,587
Solid Biosciences, Inc. * 5,326 38,347
Sonida Senior Living, Inc. * 193 6,224
Spectrum Brands Holdings, Inc. 1,932 142,388
Spyre Therapeutics, Inc. * 1,927 97,198
STAAR Surgical Co. * 549 10,266
Strata Critical Medical, Inc. * 6,144 25,682
Strategic Education, Inc. 2,011 166,833
Supernus Pharmaceuticals, Inc. * 4,348 224,748
Surgery Partners, Inc. * 6,710 79,983
Syndax Pharmaceuticals, Inc. * 422 9,858
Tactile Systems Technology, Inc. * 1,866 48,759
Tango Therapeutics, Inc. * 9,265 193,824
Target Hospitality Corp. * 3,084 28,620
Tectonic Therapeutic, Inc. * 720 22,255
Tejon Ranch Co. * 1,815 34,195
Teladoc Health, Inc. * 12,386 67,504
Terns Pharmaceuticals, Inc. * 8,179 431,197
Theravance Biopharma, Inc. * 611 9,917
Third Harmonic Bio, Inc. * ± Ω 2,827 –
TIC Solutions, Inc. * 13,325 87,678
Tonix Pharmaceuticals Holding Corp. * 1,076 14,795
Transcat, Inc. * 355 26,075
Travere Therapeutics, Inc. * 437 12,983
TriSalus Life Sciences, Inc. * 1,925 7,700
TrueBlue, Inc. * 2,940 11,495
Turning Point Brands, Inc. 153 13,279
Tvardi Therapeutics, Inc. * 376 1,196
Tyra Biosciences, Inc. * 2,229 85,371
U.S. Physical Therapy, Inc. 517 38,754
United Natural Foods, Inc. * 5,086 229,175
Universal Corp. 2,013 106,085
Upbound Group, Inc. 2,933 52,941
Upstream Bio, Inc. * 2,959 26,631
UroGen Pharma Ltd. * 510 9,170
a Shares Value
USANA Health Sciences, Inc. * 794 $ 13,871
USCB Financial Holdings, Inc. 693 12,848
Utah Medical Products, Inc. 211 13,080
Utz Brands, Inc. 6,467 51,219
Vanda Pharmaceuticals, Inc. * 4,608 31,841
Varex Imaging Corp. * 3,702 39,278
Vaxcyte, Inc. * 10,672 620,150
Verastem, Inc. * 2,200 11,660
Vestis Corp. * 8,224 64,641
Village Super Market, Inc. Class A  714 30,152
Vir Biotechnology, Inc. * 7,650 68,544
Viridian Therapeutics, Inc. * 1,494 29,223
Voyager Therapeutics, Inc. * 3,659 14,124
Waldencast PLC Class A * 2,684 2,549
WaVe Life Sciences Ltd. * 1,595 11,564
Weis Markets, Inc. 1,121 76,665
Willdan Group, Inc. * 405 31,007
Xencor, Inc. * 6,017 72,565
XOMA Royalty Corp. * 226 7,090
Zenas Biopharma, Inc. * 1,929 37,712
18,007,554
Energy - 9.5%
spacing
Alpha Metallurgical Resources, Inc. * 706 144,921
Array Technologies, Inc. †* 10,344 74,787
Atlas Energy Solutions, Inc. 1,973 25,886
BKV Corp. * (Thailand)  2,033 57,981
Borr Drilling Ltd. * (Mexico)  23,254 134,176
Bristow Group, Inc. 2,383 111,739
California Resources Corp. 6,270 434,009
CNX Resources Corp. * 11,612 447,643
Comstock Resources, Inc. * 1,894 39,925
Core Laboratories, Inc. 4,033 67,714
Core Natural Resources, Inc. 2,857 299,214
Crescent Energy Co. Class A  21,393 288,805
Diversified Energy Co. 5,328 92,920
DMC Global, Inc. * 1,059 5,517
DNOW, Inc. * 16,033 190,953
Epsilon Energy Ltd. 1,545 9,517
Excelerate Energy, Inc. Class A  2,081 69,547
Expro Group Holdings NV * 7,174 124,899
Flotek Industries, Inc. * 796 13,508
Flowco Holdings, Inc. Class A  713 14,688
Fluence Energy, Inc. * 1,107 15,232
Forum Energy Technologies, Inc. * 899 52,735
FutureFuel Corp. 1,947 7,496
Gevo, Inc. * 20,630 56,320
Golar LNG Ltd. (Cameroon)  8,353 451,981
Granite Ridge Resources, Inc. 4,409 25,881
Green Plains, Inc. * 5,758 94,719
Hallador Energy Co. * 186 3,028
Helix Energy Solutions Group, Inc. * 9,530 94,252
Helmerich & Payne, Inc. 8,457 304,706
HighPeak Energy, Inc. † 1,620 11,178
Infinity Natural Resources, Inc. Class A * 977 17,205
Innovex International, Inc. * 3,341 81,487
Kinetik Holdings, Inc. † 1,097 53,106
Kolibri Global Energy, Inc. * (Canada)  1,606 8,817
Kosmos Energy Ltd. * (Ghana)  41,443 115,212
Liberty Energy, Inc. 13,539 389,923
Magnolia Oil & Gas Corp. Class A  12,637 398,950
Mammoth Energy Services, Inc. * 1,384 3,391
Matrix Service Co. * 1,880 21,582
Montauk Renewables, Inc. * 5,499 6,324

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Murphy Oil Corp. 11,553 $ 476,561
Nabors Industries Ltd. * 1,182 101,723
NACCO Industries, Inc. Class A  360 18,709
National Energy Services Reunited Corp. * 4,965 106,599
Natural Gas Services Group, Inc. 598 22,569
New Fortress Energy, Inc. †* 16,102 9,500
Nextpower, Inc. Class A * 2,509 302,460
Noble Corp. PLC 10,817 530,790
Northern Oil & Gas, Inc. 8,342 243,837
Oceaneering International, Inc. * 991 35,151
Oil States International, Inc. * 4,657 54,207
Par Pacific Holdings, Inc. * 2,999 187,857
Patterson-UTI Energy, Inc. 29,948 324,337
PBF Energy, Inc. Class A  7,177 341,769
Peabody Energy Corp. 10,473 345,085
Plug Power, Inc. * 111,236 251,393
Prairie Operating Co. * 2,287 4,643
PrimeEnergy Resources Corp. * 23 5,356
ProFrac Holding Corp. Class A * 2,600 16,120
ProPetro Holding Corp. * 8,162 117,614
Ranger Energy Services, Inc. Class A  1,715 29,395
REX American Resources Corp. * 1,802 82,117
Riley Exploration Permian, Inc. 1,093 39,840
RPC, Inc. 8,193 58,006
SandRidge Energy, Inc. 3,020 49,256
SEACOR Marine Holdings, Inc. * 1,627 11,649
Seadrill Ltd. * (Norway)  3,449 156,929
Select Water Solutions, Inc. 7,787 119,141
Shoals Technologies Group, Inc. Class A * 12,313 81,020
SM Energy Co. 21,361 666,036
Summit Midstream Corp. * 753 22,771
SunCoke Energy, Inc. 7,808 50,830
SunPower, Inc. * 2,986 3,792
Sunrun, Inc. * 19,386 262,874
T1 Energy, Inc. * (Norway)  17,017 74,705
Talos Energy, Inc. * 11,117 175,204
TETRA Technologies, Inc. * 11,132 94,845
Tidewater, Inc. * 201 16,794
Transocean Ltd. * 80,109 531,123
VAALCO Energy, Inc. 7,622 48,323
Valaris Ltd. * 5,340 523,534
Vitesse Energy, Inc. 2,485 45,128
W&T Offshore, Inc. 7,897 26,929
Warrior Met Coal, Inc. 4,461 415,542
11,943,937
Financial - 34.0%
spacing
1st Source Corp. 1,620 112,120
Abacus Global Management, Inc. 3,000 23,640
Acadia Realty Trust REIT 11,524 220,339
ACNB Corp. 938 44,902
ACRES Commercial Realty Corp. REIT * 526 10,162
Adamas Trust, Inc. REIT 7,227 53,191
AH Realty Trust, Inc. REIT 7,388 40,634
Alerus Financial Corp. 1,961 46,495
Alpine Income Property Trust, Inc. REIT 1,122 20,196
AlTi Global, Inc. * 3,457 12,514
Amalgamated Financial Corp. 2,035 79,100
Amerant Bancorp, Inc. 1,889 41,634
American Assets Trust, Inc. REIT 4,585 84,410
American Coastal Insurance Corp. 1,261 14,186
American Healthcare REIT, Inc. 9,756 460,093
American Integrity Insurance Group, Inc. 535 10,315
American Realty Investors, Inc. * 355 5,485
a Shares Value
Ameris Bancorp 5,653 $ 440,877
AMERISAFE, Inc. 820 27,331
Ames National Corp. 824 23,253
Angel Oak Mortgage REIT, Inc. 665 5,466
Apollo Commercial Real Estate Finance, Inc.
REIT 6,186 65,324
Apple Hospitality REIT, Inc. 19,940 229,509
Arbor Realty Trust, Inc. REIT † 14,505 111,834
ARES Commercial Real Estate Corp. REIT 4,926 23,645
ARMOUR Residential REIT, Inc. 9,928 165,599
Arrow Financial Corp. 1,417 47,569
Artisan Partners Asset Management, Inc. Class A  2,527 91,958
Associated Banc-Corp. 14,260 368,764
Ategrity Specialty Holdings LLC * 267 5,279
Atlantic Union Bankshares Corp. 12,341 441,067
Atlanticus Holdings Corp. * 398 20,883
Avidbank Holdings, Inc. * 249 7,096
Axos Financial, Inc. * 4,120 350,571
Bakkt, Inc. * 1,051 7,735
Banc of California, Inc. 10,645 187,139
BancFirst Corp. 153 16,600
Banco Latinoamericano de Comercio Exterior SA
(Panama)  2,453 125,299
Bank First Corp. 655 88,464
Bank of Hawaii Corp. 555 41,209
Bank of Marin Bancorp 1,205 30,884
Bank of NT Butterfield & Son Ltd. (Bermuda)  3,609 189,400
Bank7 Corp. 379 15,115
BankUnited, Inc. 5,649 255,109
Bankwell Financial Group, Inc. 538 26,104
Banner Corp. 2,920 177,186
Bar Harbor Bankshares 1,392 45,170
BayCom Corp. 963 28,625
BCB Bancorp, Inc. 1,392 12,500
Beacon Financial Corp. 6,345 190,350
Better Home & Finance Holding Co. * 525 18,700
Bit Digital, Inc. * 28,843 37,784
Blackstone Mortgage Trust, Inc. Class A REIT 13,979 267,698
Blue Foundry Bancorp * 1,471 19,476
Blue Ridge Bankshares, Inc. 5,831 24,490
Braemar Hotels & Resorts, Inc. REIT 4,729 11,160
Brandywine Realty Trust REIT 15,797 42,810
Bread Financial Holdings, Inc. 3,233 242,119
Bridgewater Bancshares, Inc. * 1,031 18,249
BrightSpire Capital, Inc. REIT 11,777 65,951
Broadstone Net Lease, Inc. REIT 16,449 300,523
Brookfield Business Corp. Class A (Canada)  1,372 43,410
BRT Apartments Corp. REIT 753 10,045
Burford Capital Ltd. 6,356 28,729
Burke & Herbert Financial Services Corp. 1,204 74,997
Business First Bancshares, Inc. 2,546 68,844
BV Financial, Inc. * 695 13,302
Byline Bancorp, Inc. 2,852 90,038
C&F Financial Corp. 288 21,007
California BanCorp 1,580 27,998
Camden National Corp. 1,537 72,931
Cannae Holdings, Inc. 3,676 41,796
Capital Bancorp, Inc. 812 24,149
Capital City Bank Group, Inc. 1,229 53,412
Capitol Federal Financial, Inc. 11,082 79,015
CareTrust REIT, Inc. 17,496 641,228
Carter Bankshares, Inc. * 1,628 37,965
Cathay General Bancorp 5,683 283,354
CB Financial Services, Inc. 409 13,980

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
CBL & Associates Properties, Inc. REIT 385 $ 14,796
Centerspace REIT 1,449 83,245
Central Pacific Financial Corp. 2,142 68,458
CF Bankshares, Inc. 420 11,722
Chain Bridge Bancorp, Inc. Class A * 197 6,875
Chatham Lodging Trust REIT 4,654 36,627
Chemung Financial Corp. 400 21,528
Chicago Atlantic Real Estate Finance, Inc. REIT 1,349 15,271
Chimera Investment Corp. REIT 7,187 90,197
Chiron Real Estate, Inc. REIT 1,058 34,999
ChoiceOne Financial Services, Inc. 1,140 32,057
Cipher Digital, Inc. * 27,919 359,318
Citizens & Northern Corp. 1,542 34,448
Citizens Community Bancorp, Inc. 983 19,463
Citizens Financial Services, Inc. 355 21,708
Citizens, Inc. * 4,214 21,196
City Holding Co. 429 51,274
Civista Bancshares, Inc. 1,605 36,578
Claros Mortgage Trust, Inc. REIT * 8,477 20,175
Cleanspark, Inc. * 21,939 186,701
Clipper Realty, Inc. REIT 1,137 3,434
CNB Financial Corp. 2,540 73,558
CNO Financial Group, Inc. 8,606 353,362
CoastalSouth Bancshares, Inc. 436 10,721
Cohen & Steers, Inc. 227 14,199
Colony Bankcorp, Inc. 1,555 31,053
Columbia Financial, Inc. * 2,172 38,032
Commercial Bancgroup, Inc. 610 15,872
Community Financial System, Inc. 3,523 206,624
Community Healthcare Trust, Inc. REIT 2,452 38,962
Community Trust Bancorp, Inc. 1,419 86,162
Community West Bancshares 1,219 28,403
Compass Diversified Holdings 5,628 44,236
Compass, Inc. Class A * 13,408 98,012
ConnectOne Bancorp, Inc. 3,133 83,870
Consumer Portfolio Services, Inc. * 890 6,880
COPT Defense Properties REIT 9,742 298,105
Core Scientific, Inc. * 4,235 63,356
CTO Realty Growth, Inc. REIT 2,730 50,478
Curbline Properties Corp. REIT 8,294 213,902
Cushman & Wakefield Ltd. * 12,553 153,900
Customers Bancorp, Inc. * 2,530 175,607
CVB Financial Corp. 11,125 215,714
Diamond Hill Investment Group, Inc. 170 29,257
DiamondRock Hospitality Co. REIT 7,928 74,285
DigitalBridge Group, Inc. 15,131 233,320
Dime Community Bancshares, Inc. 2,892 97,807
Diversified Healthcare Trust REIT 19,441 129,088
Donegal Group, Inc. Class A  1,696 29,137
Douglas Elliman, Inc. * 6,186 10,145
Douglas Emmett, Inc. REIT 12,368 116,507
Dynex Capital, Inc. REIT 15,860 202,374
Eagle Bancorp Montana, Inc. 669 13,768
Eagle Bancorp, Inc. 1,881 46,780
Eagle Financial Services, Inc. 351 12,278
Easterly Government Properties, Inc. REIT 3,678 78,820
Eastern Bankshares, Inc. 18,899 369,664
ECB Bancorp, Inc. * 447 7,478
eHealth, Inc. * 2,363 3,048
Ellington Financial, Inc. REIT 8,874 105,157
Empire State Realty Trust, Inc. Class A REIT 12,416 64,563
Employers Holdings, Inc. 1,712 70,432
Enact Holdings, Inc. 2,615 106,718
Encore Capital Group, Inc. * 1,901 133,298
a Shares Value
Enterprise Financial Services Corp. 3,256 $ 176,182
Equity Bancshares, Inc. Class A  1,377 61,153
Essent Group Ltd. 7,894 461,325
Essential Properties Realty Trust, Inc. REIT 17,126 519,945
F&G Annuities & Life, Inc. 3,324 84,164
Farmers & Merchants Bancorp, Inc. 1,178 30,239
Farmers National Banc Corp. 4,707 61,944
Farmland Partners, Inc. REIT 3,374 37,890
FB Bancorp, Inc. * 1,388 19,071
FB Financial Corp. 3,690 191,659
Federal Agricultural Mortgage Corp. Class C  71 10,533
Fidelis Insurance Holdings Ltd. (United Kingdom)  5,119 97,824
Fidelity D&D Bancorp, Inc. 405 17,528
Finance of America Cos., Inc. Class A * 530 8,798
Financial Institutions, Inc. 1,667 52,861
Finward Bancorp 303 10,999
Finwise Bancorp * 335 5,313
First BanCorp 6,195 132,325
First Bancorp, Inc. 1,027 28,787
First Bancorp/Southern Pines NC 3,566 200,944
First Bank 1,802 28,832
First Busey Corp. 7,277 183,890
First Business Financial Services, Inc. 708 38,182
First Capital, Inc. 300 14,889
First Commonwealth Financial Corp. 9,391 165,094
First Community Bankshares, Inc. 1,282 53,229
First Community Corp. 491 14,352
First Financial Bancorp 8,926 248,857
First Financial Corp. 914 57,765
First Foundation, Inc. * 5,788 34,149
First Internet Bancorp 339 6,909
First Interstate BancSystem, Inc. Class A  7,520 251,168
First Merchants Corp. 5,053 195,703
First Mid Bancshares, Inc. 1,911 78,714
First National Corp. 599 16,125
First United Corp. 573 20,995
First Western Financial, Inc. * 525 12,905
Firstsun Capital Bancorp * 1,062 38,721
Five Star Bancorp 491 18,521
Flagstar Bank NA 26,200 345,054
Flushing Financial Corp. 2,964 45,527
Four Corners Property Trust, Inc. REIT 9,201 217,604
Franklin BSP Realty Trust, Inc. REIT 7,318 62,130
Franklin Financial Services Corp. 384 19,615
Franklin Street Properties Corp. REIT 7,095 4,715
FrontView REIT, Inc. 1,828 28,279
FRP Holdings, Inc. * 1,022 22,361
FS Bancorp, Inc. 566 21,842
Fulton Financial Corp. 15,902 323,447
FVCBankcorp, Inc. 1,306 19,838
GBank Financial Holdings, Inc. * 647 17,314
GCM Grosvenor, Inc. Class A  200 1,960
Genworth Financial, Inc. * 31,292 254,091
German American Bancorp, Inc. 3,125 130,594
Getty Realty Corp. REIT 4,517 143,641
Glacier Bancorp, Inc. 8,844 395,061
Gladstone Commercial Corp. REIT 3,067 35,056
Gladstone Land Corp. REIT 2,620 26,724
Global Net Lease, Inc. REIT 17,410 162,958
GoHealth, Inc. Class A * 951 1,436
Goosehead Insurance, Inc. Class A * 455 19,410
Great Southern Bancorp, Inc. 749 47,284
Greene County Bancorp, Inc. 269 6,028
Greenlight Capital Re Ltd. Class A * 2,720 47,029

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
HA Sustainable Infrastructure Capital, Inc. 10,663 $ 391,865
Hamilton Insurance Group Ltd.
Class B (Bermuda)  3,916 116,814
Hancock Whitney Corp. 7,197 457,657
Hanmi Financial Corp. 2,334 61,524
Hanover Bancorp, Inc. 329 7,103
Hawthorn Bancshares, Inc. 493 16,609
HBT Financial, Inc. 1,085 28,991
Heritage Commerce Corp. 5,380 67,142
Heritage Financial Corp. 3,068 79,768
Heritage Insurance Holdings, Inc. * 555 14,569
Hilltop Holdings, Inc. 3,704 132,677
Hingham Institution For Savings 139 39,732
Hippo Holdings, Inc. * 778 20,275
Home Bancorp, Inc. 612 37,075
Home BancShares, Inc. 16,292 438,744
HomeTrust Bancshares, Inc. 1,408 60,051
Hope Bancorp, Inc. 10,568 118,045
Horace Mann Educators Corp. 3,565 152,154
Horizon Bancorp, Inc. 4,242 70,290
Hudson Pacific Properties, Inc. REIT * 4,345 25,679
Hut 8 Corp. †* (Canada)  8,366 392,449
Independence Realty Trust, Inc. REIT 20,931 311,663
Independent Bank Corp. (IBCP US) 1,797 59,840
Independent Bank Corp. (INDB US) 4,365 328,292
Industrial Logistics Properties Trust REIT 4,993 28,360
Innovative Industrial Properties, Inc. REIT 2,385 119,632
Innventure, Inc. * 3,339 13,055
International Bancshares Corp. 4,137 278,379
InvenTrust Properties Corp. REIT 6,758 205,849
Invesco Mortgage Capital, Inc. REIT † 6,678 53,958
Investar Holding Corp. 829 22,607
Investors Title Co. 110 23,907
Jackson Financial, Inc. Class A  4,679 494,664
James River Group Holdings, Inc. 4,118 25,943
JBG SMITH Properties REIT 5,199 75,957
Jefferson Capital, Inc. 828 15,922
John Marshall Bancorp, Inc. 1,187 24,072
Kearny Financial Corp. 5,300 40,015
Kennedy-Wilson Holdings, Inc. 10,545 114,097
Kestrel Group Ltd. * (Bermuda)  301 3,251
Kingstone Cos., Inc. 257 3,744
Kite Realty Group Trust REIT 18,799 461,515
KKR Real Estate Finance Trust, Inc. REIT 4,531 27,730
Ladder Capital Corp. REIT 10,308 100,709
Lakeland Financial Corp. 946 54,281
Landmark Bancorp, Inc. 391 9,697
LCNB Corp. 1,071 16,697
Legacy Housing Corp. * 634 12,953
LendingClub Corp. * 10,088 144,460
LendingTree, Inc. * 70 3,002
LINKBANCORP, Inc. 1,772 14,778
Live Oak Bancshares, Inc. 1,780 58,865
loanDepot, Inc. Class A * 8,329 11,827
LTC Properties, Inc. REIT 3,921 145,704
Lument Finance Trust, Inc. REIT 5,100 6,426
LXP Industrial Trust REIT 4,938 228,432
Macerich Co. REIT 22,275 420,998
MainStreet Bancshares, Inc. 545 12,099
MARA Holdings, Inc. * 32,361 264,066
Marcus & Millichap, Inc. 2,292 60,944
Marex Group PLC (United Kingdom)  1,460 65,087
Maui Land & Pineapple Co., Inc. * 125 1,924
MBIA, Inc. * 4,185 24,733
a Shares Value
McGrath RentCorp 503 $ 55,471
Mechanics Bancorp Class A  4,107 60,578
Medallion Financial Corp. 1,456 12,463
Mercantile Bank Corp. 1,457 73,579
Merchants Bancorp 2,225 95,475
Mercury General Corp. 2,351 207,241
Meridian Corp. 784 14,865
Metrocity Bankshares, Inc. 679 19,467
Metropolitan Bank Holding Corp. 615 51,223
MFA Financial, Inc. REIT 9,108 87,255
Miami International Holdings, Inc. * 932 36,273
Mid Penn Bancorp, Inc. 1,688 54,286
Midland States Bancorp, Inc. 1,852 41,318
Mobile Infrastructure Corp. * 1,244 2,787
Modiv Industrial, Inc. REIT 881 12,616
MVB Financial Corp. 968 24,035
National Bank Holdings Corp. Class A  3,185 124,725
National Bankshares, Inc. 496 18,059
National Health Investors, Inc. REIT 3,122 252,445
Navient Corp. 6,268 51,272
NB Bancorp, Inc. 3,390 71,427
NBT Bancorp, Inc. 4,228 180,028
Nelnet, Inc. Class A  1,025 132,184
NET Lease Office Properties REIT 1,319 15,195
NETSTREIT Corp. REIT 5,385 101,400
Newmark Group, Inc. Class A  13,196 197,808
NewtekOne, Inc. 1,981 21,692
NexPoint Diversified Real Estate Trust REIT 2,944 13,748
Nexpoint Real Estate Finance, Inc. REIT 961 12,945
NexPoint Residential Trust, Inc. REIT 1,427 35,675
NI Holdings, Inc. * 431 5,556
Nicolet Bankshares, Inc. 1,248 185,478
NMI Holdings, Inc. * 6,737 252,705
Northeast Bank 256 28,767
Northeast Community Bancorp, Inc. 1,048 24,942
Northfield Bancorp, Inc. 2,809 38,034
Northpointe Bancshares, Inc. 1,745 30,119
Northrim BanCorp, Inc. 860 19,677
Northwest Bancshares, Inc. 12,755 161,861
Norwood Financial Corp. 852 25,066
Oak Valley Bancorp 527 17,091
OceanFirst Financial Corp. 4,999 90,182
Octave Specialty Group, Inc. * 3,852 17,912
OFG Bancorp 3,240 131,090
Ohio Valley Banc Corp. 343 15,044
Old National Bancorp 26,897 594,424
Old Second Bancorp, Inc. 4,443 89,571
One Liberty Properties, Inc. REIT 1,652 35,452
Onity Group, Inc. * 545 21,402
OP Bancorp 1,167 15,521
Oportun Financial Corp. * 3,863 17,808
Orange County Bancorp, Inc. 739 23,633
Orchid Island Capital, Inc. REIT 13,324 93,668
Origin Bancorp, Inc. 2,483 102,945
Orrstown Financial Services, Inc. 1,656 59,748
Pagseguro Digital Ltd. Class A (Brazil)  5,908 59,198
Park National Corp. 1,311 214,283
Parke Bancorp, Inc. 1,004 28,514
PCB Bancorp 951 21,388
Peakstone Realty Trust REIT 3,082 64,383
Peapack-Gladstone Financial Corp. 787 27,710
Pebblebrook Hotel Trust REIT 9,999 126,287
PennyMac Financial Services, Inc. 2,495 218,063
PennyMac Mortgage Investment Trust REIT 7,575 88,325

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Peoples Bancorp of North Carolina, Inc. 428 $ 16,760
Peoples Bancorp, Inc. 3,032 99,662
Peoples Financial Services Corp. 756 40,317
Phillips Edison & Co., Inc. REIT 8,870 331,915
Piedmont Realty Trust, Inc. REIT * 10,931 71,817
Pioneer Bancorp, Inc. * 936 13,029
Plumas Bancorp 553 26,997
Ponce Financial Group, Inc. * 1,643 27,455
Postal Realty Trust, Inc. Class A REIT 1,917 35,580
PRA Group, Inc. * 3,369 58,958
Preferred Bank 577 52,328
Primis Financial Corp. 1,881 24,980
Princeton Bancorp, Inc. 441 14,893
ProAssurance Corp. * 4,442 109,806
Provident Financial Services, Inc. 8,232 174,189
QCR Holdings, Inc. 1,468 125,441
Radian Group, Inc. 11,557 382,306
RBB Bancorp 1,436 30,687
RE/MAX Holdings, Inc. Class A * 1,611 9,279
Ready Capital Corp. REIT 12,748 20,652
Red River Bancshares, Inc. 466 42,145
Redwood Trust, Inc. REIT 10,971 61,547
Regional Management Corp. 655 21,124
Renasant Corp. 8,082 292,003
Republic Bancorp, Inc. Class A  719 50,725
Resolute Holdings Management, Inc. * 233 37,816
Rhinebeck Bancorp, Inc. * 341 5,258
Richmond Mutual BanCorp, Inc. 533 7,233
Riot Platforms, Inc. * 29,986 370,627
Rithm Property Trust, Inc. REIT 521 6,976
Riverview Bancorp, Inc. 1,662 9,141
RLJ Lodging Trust REIT 12,697 94,212
RMR Group, Inc. Class A  1,582 24,474
S&T Bancorp, Inc. 3,251 135,989
Sabra Health Care REIT, Inc. 20,742 398,869
Safehold, Inc. REIT 4,969 67,231
Safety Insurance Group, Inc. 1,293 93,924
SB Financial Group, Inc. 510 10,710
Seacoast Banking Corp. of Florida 7,780 235,656
Seaport Entertainment Group, Inc. * 640 13,747
Security National Financial Corp. Class A * 1,724 16,344
Selective Insurance Group, Inc. 632 47,646
Selectquote, Inc. * 5,094 3,207
Service Properties Trust REIT 14,321 19,405
Seven Hills Realty Trust REIT 2,378 19,547
Shore Bancshares, Inc. 2,379 44,440
Siebert Financial Corp. * 1,336 2,565
Sierra Bancorp 1,084 36,769
Sila Realty Trust, Inc. REIT 4,772 113,001
Silvercrest Asset Management Group, Inc.
Class A  759 10,201
Simmons First National Corp. Class A  12,294 239,118
SiriusPoint Ltd. * 7,039 151,620
SITE Centers Corp. REIT 4,394 23,728
SL Green Realty Corp. REIT 6,151 227,218
Slide Insurance Holdings, Inc. * 3,545 63,810
SmartFinancial, Inc. 1,121 43,809
Smartstop Self Storage REIT, Inc. 4,080 123,542
Sound Financial Bancorp, Inc. 167 7,300
South Plains Financial, Inc. 1,121 46,970
Southern First Bancshares, Inc. * 735 40,058
Southern Missouri Bancorp, Inc. 767 49,042
Southside Bancshares, Inc. 2,601 80,865
SR Bancorp, Inc. 419 7,073
a Shares Value
Stellar Bancorp, Inc. 3,934 $ 144,024
Sterling Bancorp, Inc. * ± Ω 6,393 –
Stewart Information Services Corp. 2,533 155,982
Stock Yards Bancorp, Inc. 131 8,684
Stratus Properties, Inc. * 545 16,633
Strive, Inc. Class A * 3,528 35,351
Summit Hotel Properties, Inc. REIT 10,136 44,801
Sunrise Realty Trust, Inc. REIT 796 6,105
Sunstone Hotel Investors, Inc. REIT 15,221 137,141
SWK Holdings Corp. 245 4,167
Tanger, Inc. REIT 924 31,398
Terawulf, Inc. * 1,558 22,482
Terreno Realty Corp. REIT 8,794 540,127
Texas Capital Bancshares, Inc. * 3,268 310,068
Third Coast Bancshares, Inc. * 1,114 42,143
Timberland Bancorp, Inc. 692 27,286
Tiptree, Inc. 1,646 27,850
Tompkins Financial Corp. 1,218 96,027
Towne Bank 6,685 225,084
TPG Mortgage Investment Trust, Inc. REIT 2,870 20,980
TPG RE Finance Trust, Inc. REIT 6,548 51,140
Transcontinental Realty Investors, Inc. REIT * 190 6,627
TriCo Bancshares 2,704 128,548
Triumph Financial, Inc. * 1,056 63,001
TrustCo Bank Corp. 1,480 64,794
Trustmark Corp. 4,878 205,559
Two Harbors Investment Corp. REIT 4,273 48,798
UMB Financial Corp. 5,724 645,610
United Bankshares, Inc. 11,997 496,916
United Community Banks, Inc. 9,227 290,558
United Fire Group, Inc. 1,887 69,932
United Security Bancshares 1,282 13,474
Unity Bancorp, Inc. 349 18,089
Universal Health Realty Income Trust REIT 108 4,371
Universal Insurance Holdings, Inc. 1,762 60,190
Univest Financial Corp. 2,461 84,314
Urban Edge Properties REIT 10,998 219,740
Valley National Bancorp 32,723 401,838
Velocity Financial, Inc. * 1,011 18,289
Veris Residential, Inc. REIT 6,554 123,674
Virginia National Bankshares Corp. 431 16,464
Virtus Investment Partners, Inc. 574 77,117
WaFd, Inc. 5,835 183,219
Walker & Dunlop, Inc. 2,829 125,551
Washington Trust Bancorp, Inc. 1,568 52,465
Waterstone Financial, Inc. 1,343 24,214
Webull Corp. * (Cayman)  20,751 99,605
WesBanco, Inc. 7,676 264,745
West BanCorp, Inc. 1,130 26,883
Westamerica BanCorp 2,031 105,917
Western New England Bancorp, Inc. 1,683 21,761
Westwood Holdings Group, Inc. 635 10,458
Whitestone REIT 4,075 65,811
World Acceptance Corp. * 239 32,275
WSFS Financial Corp. 4,192 274,408
Xenia Hotels & Resorts, Inc. REIT 7,121 105,604
42,914,731
Industrial - 12.3%
spacing
908 Devices, Inc. * 740 4,529
AAR Corp. * 2,586 283,064
Aebi Schmidt Holding AG (Switzerland)  3,100 30,101
AerSale Corp. * 2,514 15,637
AirJoule Technologies Corp. * 2,385 5,986

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
AIRO Group Holdings, Inc. * 36 $ 274
Alamo Group, Inc. 619 102,116
Albany International Corp. Class A  1,764 92,098
Allient, Inc. 1,161 68,604
American Woodmark Corp. * 1,248 49,708
Apogee Enterprises, Inc. 1,809 60,674
Applied Optoelectronics, Inc. * 1,165 98,547
ArcBest Corp. 1,951 191,900
Arcosa, Inc. 3,004 318,845
Ardagh Metal Packaging SA 9,385 38,009
Ardmore Shipping Corp. (Ireland)  2,838 43,280
Arq, Inc. * 2,495 6,387
Ascent Industries Co. * 611 8,132
Aspen Aerogels, Inc. * 6,243 21,351
Astec Industries, Inc. 1,967 105,903
Astronics Corp. * 217 14,480
Atkore, Inc. 2,850 167,894
Atmus Filtration Technologies, Inc. 702 39,853
Avient Corp. 7,843 284,701
Bel Fuse, Inc. Class A  145 26,129
Bel Fuse, Inc. Class B  899 177,984
Benchmark Electronics, Inc. 3,050 170,983
Beta Technologies, Inc. Class A * 815 11,981
Boise Cascade Co. 3,168 240,293
Clearwater Paper Corp. * 1,457 20,952
Columbus McKinnon Corp. 2,586 37,575
Concrete Pumping Holdings, Inc. * 1,764 12,595
Core Molding Technologies, Inc. * 724 16,218
Costamare Bulkers Holdings Ltd. * (Monaco)  634 9,808
Costamare, Inc. (Monaco)  3,674 62,091
Covenant Logistics Group, Inc. 1,023 27,774
CryoPort, Inc. * 3,390 28,069
CTS Corp. 2,094 100,009
DHT Holdings, Inc. 11,586 211,676
Dorian LPG Ltd. 3,235 110,637
Ducommun, Inc. * 1,205 147,010
Eastern Co. 453 9,169
Eastman Kodak Co. * 4,495 40,680
Energizer Holdings, Inc. 1,210 19,868
EnerSys 2,979 517,512
Enpro, Inc. 1,590 398,534
Enviri Corp. * 6,647 130,414
Firefly Aerospace, Inc. * 701 19,957
FLEX LNG Ltd. †* (Norway)  2,163 64,263
Fluor Corp. * 13,792 643,397
Forward Air Corp. * 1,071 17,896
GATX Corp. 2,845 485,755
Genco Shipping & Trading Ltd. 2,689 60,637
Gencor Industries, Inc. * 724 10,860
Gibraltar Industries, Inc. * 2,529 100,831
Granite Construction, Inc. 524 62,817
Great Lakes Dredge & Dock Corp. * 5,736 97,512
Greenbrier Cos., Inc. 2,545 133,994
Greif, Inc. Class A  2,013 135,012
Greif, Inc. Class B  407 35,629
Heartland Express, Inc. 3,848 40,019
Helios Technologies, Inc. 2,803 181,382
Hillman Solutions Corp. * 16,905 140,650
Himalaya Shipping Ltd. * (Bermuda)  2,290 30,457
Hub Group, Inc. Class A  5,101 183,840
Hyster-Yale, Inc. 1,117 36,314
Ichor Holdings Ltd. * 2,930 136,567
Insteel Industries, Inc. 653 21,947
International Seaways, Inc. 3,440 250,707
a Shares Value
Intuitive Machines, Inc. †* 9,058 $ 168,117
Itron, Inc. * 1,986 178,005
Janus International Group, Inc. * 7,153 36,838
JBT Marel Corp. 2,323 297,042
JELD-WEN Holding, Inc. * 7,985 9,901
Kennametal, Inc. 6,607 238,711
Kimball Electronics, Inc. * 2,035 48,209
Knowles Corp. * 6,795 174,496
L.B. Foster Co. Class A * 930 25,947
Latham Group, Inc. * 484 2,599
LSB Industries, Inc. * 4,614 68,749
LSI Industries, Inc. 498 9,263
Luxfer Holdings PLC (United Kingdom)  2,169 26,418
Manitowoc Co., Inc. * 2,933 34,169
Marten Transport Ltd. 4,990 65,519
Masterbrand, Inc. * 11,204 93,105
Materion Corp. 1,411 204,101
Matson, Inc. 2,643 433,293
Mayville Engineering Co., Inc. * 999 17,932
Mercury Systems, Inc. * 3,556 259,268
Metallus, Inc. * 3,083 50,376
MicroVision, Inc. †* 7,141 4,579
Mistras Group, Inc. * 1,047 15,475
Montrose Environmental Group, Inc. * 2,814 61,598
Myers Industries, Inc. 2,866 60,702
NANO Nuclear Energy, Inc. * 313 6,410
National Presto Industries, Inc. 457 62,636
Navigator Holdings Ltd. 2,561 49,504
Net Power, Inc. * 2,111 3,293
NL Industries, Inc. 588 3,428
nLight, Inc. * 3,763 214,566
Nordic American Tankers Ltd. 18,071 105,896
NWPX Infrastructure, Inc. * 778 60,575
O-I Glass, Inc. * 9,838 103,397
Orion Group Holdings, Inc. * 2,792 30,433
Outdoor Holding Co. * 6,812 13,692
Palladyne AI Corp. †* 2,717 16,492
PAMT Corp. * 440 3,718
Pangaea Logistics Solutions Ltd. 2,724 19,286
Park Aerospace Corp. 816 22,342
Park-Ohio Holdings Corp. 949 22,814
Perma-Fix Environmental Services, Inc. * 1,285 13,737
Plexus Corp. * 174 35,242
Power Solutions International, Inc. * 53 3,227
Primoris Services Corp. 302 43,198
Proficient Auto Logistics, Inc. * 2,189 14,841
Proto Labs, Inc. * 2,063 117,632
Pure Cycle Corp. * 1,666 16,760
Radiant Logistics, Inc. * 2,919 20,579
Ranpak Holdings Corp. * 4,414 15,758
RXO, Inc. * 13,178 192,662
Ryerson Holding Corp. 3,675 82,614
Safe Bulkers, Inc. (Monaco)  4,439 28,099
Sanmina Corp. * 2,517 326,304
Scorpio Tankers, Inc. (Monaco)  3,856 287,889
SFL Corp. Ltd. (Norway)  10,459 112,853
Smith & Wesson Brands, Inc. 3,970 56,890
Southland Holdings, Inc. * 798 1,037
Standard BioTools, Inc. * 26,599 24,452
Standex International Corp. 196 49,953
Sturm Ruger & Co., Inc. 807 32,353
Teekay Corp. Ltd. (Bermuda)  4,634 56,581
Teekay Tankers Ltd. Class A (Canada)  2,035 149,206
Tennant Co. 1,561 103,650

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Terex Corp. 5,534 $ 327,059
Thermon Group Holdings, Inc. * 2,489 125,446
Tredegar Corp. * 2,062 16,393
TriMas Corp. 2,758 99,123
Trinity Industries, Inc. 3,725 119,871
TTM Technologies, Inc. * 8,773 854,666
Turtle Beach Corp. * 361 3,661
Tutor Perini Corp. 3,817 294,634
UFP Industries, Inc. 4,705 433,425
Universal Logistics Holdings, Inc. 510 10,781
Vishay Intertechnology, Inc. 10,457 188,226
Voyager Technologies, Inc. Class A * 1,090 25,495
Werner Enterprises, Inc. 4,140 121,757
Willis Lease Finance Corp. 225 38,309
World Kinect Corp. 3,967 91,519
Worthington Enterprises, Inc. 1,772 92,392
Worthington Steel, Inc. 2,758 83,705
York Space Systems, Inc. * 327 7,250
15,512,600
Technology - 3.7%
spacing
3D Systems Corp. * 11,881 22,336
8x8, Inc. * 10,969 18,209
ACM Research, Inc. Class A * 4,390 172,746
Adeia, Inc. 1,125 27,034
Aehr Test Systems * 439 16,278
Aeluma, Inc. * 1,004 13,142
Alpha & Omega Semiconductor Ltd. * 2,078 46,048
Ambiq Micro, Inc. * 433 11,003
Arteris, Inc. * 2,505 41,182
ASGN, Inc. * 3,599 139,317
Asure Software, Inc. * 2,043 17,570
Axcelis Technologies, Inc. * 2,448 227,860
Bandwidth, Inc. Class A * 2,052 36,567
BigBear.ai Holdings, Inc. †* 29,181 102,717
Blackbaud, Inc. * 658 25,405
Blaize Holdings, Inc. * 2,875 5,232
Box, Inc. Class A * 2,801 66,216
Cerence, Inc. * 2,526 15,939
CEVA, Inc. * 222 4,147
Cohu, Inc. * 3,936 120,520
Conduent, Inc. * 15,402 19,715
Consensus Cloud Solutions, Inc. * 1,647 39,100
Corsair Gaming, Inc. * 3,743 20,774
Cricut, Inc. Class A  4,589 17,163
CS Disco, Inc. * 599 2,288
CSG Systems International, Inc. 235 18,786
Daily Journal Corp. * 21 10,129
Definitive Healthcare Corp. * 2,840 3,493
Diebold Nixdorf, Inc. * 133 10,034
Digi International, Inc. * 3,231 155,734
Digital Turbine, Inc. * 3,618 10,420
Diodes, Inc. * 3,928 268,125
Domo, Inc. Class B * 234 716
Donnelley Financial Solutions, Inc. * 641 30,217
eGain Corp. * 449 3,543
Evolent Health, Inc. Class A * 7,355 16,769
Expensify, Inc. Class A * 2,111 1,836
Fastly, Inc. Class A * 12,228 355,346
FormFactor, Inc. * 1,678 162,749
GigaCloud Technology, Inc. Class A * 2,110 95,752
Grid Dynamics Holdings, Inc. * 1,387 7,906
Health Catalyst, Inc. * 5,234 6,647
HeartFlow, Inc. * 831 20,218
a Shares Value
I3 Verticals, Inc. Class A * 1,794 $ 40,114
Immersion Corp. 2,121 11,581
Insight Enterprises, Inc. * 1,678 112,443
Kulicke & Soffa Industries, Inc. (Singapore)  1,853 121,779
MaxLinear, Inc. * 6,240 108,514
McGraw Hill, Inc. * 785 10,755
Mitek Systems, Inc. * 3,162 42,687
N-able, Inc. * 6,403 29,902
Navan, Inc. Class A * 730 9,665
Navitas Semiconductor Corp. * 14,294 125,358
NCR Voyix Corp. * 12,465 78,903
NetScout Systems, Inc. * 6,167 196,049
Omada Health, Inc. * 912 11,464
ON24, Inc. * 2,906 23,539
OneSpan, Inc. 2,905 30,590
PAR Technology Corp. * 1,506 20,075
Penguin Solutions, Inc. * 4,554 80,150
Photronics, Inc. * 4,904 198,171
Pitney Bowes, Inc. 7,384 81,593
Playstudios, Inc. * 7,600 3,566
Playtika Holding Corp. 3,128 8,696
Porch Group, Inc. * 1,732 12,418
PubMatic, Inc. Class A * 3,264 26,700
Rackspace Technology, Inc. †* 5,080 4,977
Richardson Electronics Ltd. 1,185 12,976
Rimini Street, Inc. * 3,226 10,581
Silvaco Group, Inc. * 1,083 7,668
Skillsoft Corp. * 499 2,141
Synaptics, Inc. * 3,061 214,392
Teads Holding Co. * 5,298 3,489
Telos Corp. * 4,890 20,489
TTEC Holdings, Inc. * 1,575 3,937
Ultra Clean Holdings, Inc. * 3,529 219,433
Unisys Corp. * 1,091 2,258
V2X, Inc. * 2,015 138,028
Veeco Instruments, Inc. * 5,066 171,535
Via Transportation, Inc. Class A * 53 795
Vishay Precision Group, Inc. * 1,012 43,941
Waystar Holding Corp. * 1,400 33,754
Whitefiber, Inc. * 415 4,943
Xerox Holdings Corp. 11,000 14,190
4,701,167
Utilities - 5.6%
spacing
Ameresco, Inc. Class A * 2,796 71,298
American States Water Co. 1,075 81,291
Avista Corp. 7,069 283,750
Black Hills Corp. 6,439 446,931
Brookfield Infrastructure Corp. Class A (Canada)  10,391 410,652
California Water Service Group 5,138 232,957
Chesapeake Utilities Corp. 1,330 168,072
Consolidated Water Co. Ltd. 931 30,835
Genie Energy Ltd. Class B  1,504 21,267
H2O America 2,891 169,615
Hawaiian Electric Industries, Inc. * 14,194 210,639
MGE Energy, Inc. 1,493 115,394
Middlesex Water Co. 1,286 66,936
New Jersey Resources Corp. 8,711 478,408
Northwest Natural Holding Co. 3,517 187,175
Northwestern Energy Group, Inc. 5,329 351,394
Oklo, Inc. †* 7,999 396,670
ONE Gas, Inc. 5,190 447,015
Ormat Technologies, Inc. 5,245 587,020
Otter Tail Corp. 3,124 274,193

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Portland General Electric Co. 9,767 $ 515,405
RGC Resources, Inc. 579 12,767
Southwest Gas Holdings, Inc. 5,724 497,416
Spire, Inc. 5,040 456,322
TXNM Energy, Inc. 8,610 503,341
Unitil Corp. 1,550 80,972
York Water Co. 961 29,262
7,126,997
Total Common Stocks
    (Cost $113,086,828) 123,600,933
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Value † 9,793 1,856,655
a
Total Exchange-Traded Funds
    (Cost $1,655,797) 1,856,655
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $114,743,702) 125,459,946
SECURITIES LENDING COLLATERAL - 2.4%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.520% 361,073 361,073
Principal
Amount
Repurchase Agreements - 2.1%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$1,807,105; collateralized by Federal National
Mortgage Association and Government
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 10/01/30 - 03/20/65 and an
aggregate value of $1,843,247) $ 1,806,920 1,806,920
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$828,301; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $848,853) 827,012 827,012
2,633,932
Total Securities Lending Collateral
(Cost $2,995,005) 2,995,005
a
TOTAL INVESTMENTS - 101.8%
(Cost $117,738,707) 128,454,951
DERIVATIVES - 0.0% 9,390
OTHER ASSETS & LIABILITIES, NET - (1.8%) (2,341,970)
NET ASSETS - 100.0% $ 126,122,371

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $1,780 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 06/26 63 $ 781,953 $ 791,343 $ 9,390

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Malaysia - 0.0%
YTL Corp. Bhd. Exercise @ $0.58
Exp 06/02/28 * 2,500 $ 269
YTL Power International Bhd. Exercise @
$0.35 Exp 06/02/28 * 1,860 372
641
Total Warrants
    (Cost $0) 641
PREFERRED STOCKS - 2.2%
Brazil - 1.3%
spacing
Axia Energia Class B  2,500 30,976
Axia Energia Class C * 5,388 58,916
Banco Bradesco SA 71,290 263,836
Cia Energetica de Minas Gerais 21,958 53,455
Gerdau SA 15,822 58,036
Itau Unibanco Holding SA 68,592 575,766
Itausa SA 75,682 204,259
Petroleo Brasileiro SA - Petrobras 59,600 560,003
1,805,247
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B * 1,820 147,269
Colombia - 0.1%
spacing
Grupo Cibest SA 5,558 102,123
India - 0.0%
spacing
TVS Motor Co. Ltd. * 7,012 758
Russia - 0.0%
spacing
Surgutneftegas PAO * ± Ω 44,600 –
South Korea - 0.7%
spacing
Hyundai Motor Co. 787 124,023
Samsung Electronics Co. Ltd. 10,607 856,235
980,258
Total Preferred Stocks
    (Cost $2,182,216) 3,035,655
COMMON STOCKS - 94.0%
Australia - 0.5%
spacing
Anglogold Ashanti PLC 6,387 637,499
Brazil - 3.5%
spacing
Ambev SA 59,700 175,763
Axia Energia 15,500 175,233
B3 SA - Brasil Bolsa Balcao 67,300 239,065
Banco Bradesco SA 15,400 49,680
Banco BTG Pactual SA 15,500 168,440
Banco do Brasil SA 21,400 95,022
BB Seguridade Participacoes SA 8,600 57,794
Caixa Seguridade Participacoes SA 7,500 26,569
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 6,311 192,782
a Shares Value
Cia Paranaense de Energia - Copel 20,700 $ 61,662
CPFL Energia SA 2,900 27,299
Embraer SA 8,900 132,215
Energisa SA 3,890 39,397
Eneva SA * 12,500 59,220
Engie Brasil Energia SA 3,500 22,183
Equatorial SA 15,171 119,409
Klabin SA 9,675 36,441
Localiza Rent a Car SA 11,631 105,490
MBRF Global Foods Co. SA 8,199 34,253
Motiva Infraestrutura de Mobilidade SA 13,000 39,679
NU Holdings Ltd. Class A * 42,995 617,838
Petroleo Brasileiro SA - Petrobras 46,300 481,874
Porto Seguro SA 2,400 23,403
PRIO SA * 10,500 134,213
Raia Drogasil SA 16,686 75,798
Rede D'Or Sao Luiz SA ~ 10,140 76,287
Rumo SA 16,500 51,763
StoneCo Ltd. Class A * 2,835 40,030
Suzano SA 8,800 88,173
Telefonica Brasil SA 10,360 82,462
TIM SA 10,700 56,724
TOTVS SA 6,900 46,543
Ultrapar Participacoes SA 9,400 52,119
Vale SA 46,053 733,313
Vibra Energia SA 13,910 84,913
WEG SA 21,200 208,773
XP, Inc. Class A  5,122 97,523
4,809,345
Chile - 0.4%
spacing
Banco de Chile 578,912 105,075
Banco de Credito e Inversiones SA 1,134 73,457
Banco Santander Chile 843,640 69,859
Cencosud SA 15,251 41,637
Empresas CMPC SA 13,721 18,665
Empresas Copec SA 4,636 32,099
Enel Chile SA 350,150 27,025
Falabella SA 8,035 49,185
Latam Airlines Group SA 4,079,582 100,666
Plaza SA 9,962 42,397
560,065
China - 24.1%
spacing
360 Security Technology, Inc. Class A  5,500 8,616
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  1,800 5,663
3SBio, Inc. ~ 23,500 69,277
AAC Technologies Holdings, Inc. 10,000 42,893
Accelink Technologies Co. Ltd. Class A  700 8,745
ACM Research Shanghai, Inc. Class A  171 3,581
Advanced Micro-Fabrication Equipment, Inc.
China Class A  550 24,859
AECC Aviation Power Co. Ltd. Class A  2,100 14,706
Agricultural Bank of China Ltd. Class A  58,700 56,931
Agricultural Bank of China Ltd. Class H  359,000 256,794
Aier Eye Hospital Group Co. Ltd. Class A  6,736 9,335
Air China Ltd. Class A * 10,000 9,832
Airtac International Group 2,232 71,090
Akeso, Inc. * ~ 8,000 136,215
Alibaba Group Holding Ltd. 217,820 3,414,216
Alibaba Health Information Technology Ltd. * 72,000 43,417
Aluminum Corp. of China Ltd. Class A  6,900 11,604
Aluminum Corp. of China Ltd. Class H  52,000 76,074

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Amlogic Shanghai Co. Ltd. Class A * 409 $ 4,789
Angel Yeast Co. Ltd. Class A  700 4,113
Anhui Conch Cement Co. Ltd. Class A  1,900 6,404
Anhui Conch Cement Co. Ltd. Class H  17,500 47,632
Anhui Gujing Distillery Co. Ltd. Class B  700 6,267
Anhui Jianghuai Automobile Group Corp. Ltd.
Class A * 1,700 11,518
Anji Microelectronics Technology Shanghai Co.
Ltd. Class A  200 7,347
Anker Innovations Technology Co. Ltd. Class A  390 6,202
ANTA Sports Products Ltd. 15,800 154,456
APT Medical, Inc. Class A  127 4,613
Avary Holding Shenzhen Co. Ltd. Class A  1,900 14,680
AviChina Industry & Technology Co. Ltd.
Class H  34,000 14,519
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 3,800 3,986
Baidu, Inc. Class A * 28,234 394,660
Baiyin Nonferrous Group Co. Ltd. Class A  6,200 7,421
Bank of Beijing Co. Ltd. Class A  13,500 10,768
Bank of Changsha Co. Ltd. Class A  2,600 3,637
Bank of Chengdu Co. Ltd. Class A  3,200 7,945
Bank of China Ltd. Class A  11,900 10,117
Bank of China Ltd. Class H  924,000 590,007
Bank of Communications Co. Ltd. Class A  29,400 29,810
Bank of Communications Co. Ltd. Class H  122,000 110,264
Bank of Hangzhou Co. Ltd. Class A  5,600 13,604
Bank of Jiangsu Co. Ltd. Class A  13,980 22,099
Bank of Nanjing Co. Ltd. Class A  9,100 15,004
Bank of Ningbo Co. Ltd. Class A  5,010 22,083
Bank of Shanghai Co. Ltd. Class A  10,600 15,206
Bank of Suzhou Co. Ltd. Class A  2,400 2,909
Baoshan Iron & Steel Co. Ltd. Class A  14,500 13,553
Beijing Compass Technology Development Co.
Ltd. Class A  500 7,144
Beijing Enlight Media Co. Ltd. Class A  2,100 4,702
Beijing Enterprises Holdings Ltd. 6,000 22,939
Beijing Kingsoft Office Software, Inc. Class A  364 12,456
Beijing New Building Materials PLC Class A  1,300 4,933
Beijing Roborock Technology Co. Ltd. Class A  164 2,882
Beijing-Shanghai High Speed Railway Co. Ltd.
Class A  35,900 26,394
Beijing Tong Ren Tang Co. Ltd. Class A  700 2,825
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd. Class A * 792 4,584
Bestechnic Shanghai Co. Ltd. Class A  200 5,169
Bilibili, Inc. Class Z * 3,222 72,627
Biwin Storage Technology Co. Ltd. Class A * 379 12,151
Bluefocus Intelligent Communications Group
Co. Ltd. Class A  3,000 6,541
BOC Aviation Ltd. ~ 2,500 24,949
BOC International China Co. Ltd. Class A  2,400 4,292
BOE Technology Group Co. Ltd. Class A  27,600 15,751
Bosideng International Holdings Ltd. 58,000 29,854
BYD Co. Ltd. Class A  3,300 50,994
BYD Co. Ltd. Class H  47,700 652,122
BYD Electronic International Co. Ltd. 10,000 35,971
C&D International Investment Group Ltd. 11,857 19,182
Caitong Securities Co. Ltd. Class A  3,350 3,727
Cambricon Technologies Corp. Ltd. Class A * 334 48,560
Capital Securities Co. Ltd. Class A  1,200 2,840
CCOOP Group Co. Ltd. Class A * 11,600 3,131
CGN Power Co. Ltd. Class A  5,700 3,817
CGN Power Co. Ltd. Class H ~ 129,000 58,066
a Shares Value
Changchun High-Tech Industry Group Co. Ltd.
Class A  200 $ 2,506
Changjiang Securities Co. Ltd. Class A  5,000 5,028
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  175 3,121
Chaozhou Three-Circle Group Co. Ltd. Class A  1,500 11,768
Chengtun Mining Group Co. Ltd. Class A  2,000 3,786
Chifeng Jilong Gold Mining Co. Ltd. Class A  1,200 7,639
China CITIC Bank Corp. Ltd. Class A  10,600 12,736
China CITIC Bank Corp. Ltd. Class H  103,000 104,330
China CITIC Financial Asset Management Co.
Ltd. Class H * ~ 178,000 18,091
China Coal Energy Co. Ltd. Class H  24,000 40,449
China Construction Bank Corp. Class A  12,400 17,343
China Construction Bank Corp. Class H  1,223,000 1,319,878
China CSSC Holdings Ltd. Class A  5,700 25,639
China Eastern Airlines Corp. Ltd. Class A * 13,400 8,325
China Energy Engineering Corp. Ltd. Class A  28,100 11,892
China Everbright Bank Co. Ltd. Class A  13,600 6,339
China Everbright Bank Co. Ltd. Class H  20,000 7,783
China Feihe Ltd. ~ 43,000 19,220
China Galaxy Securities Co. Ltd. Class A  11,700 21,857
China Galaxy Securities Co. Ltd. Class H  33,500 34,151
China Gas Holdings Ltd. 34,200 31,251
China Gold International Resources Corp. Ltd. 3,000 59,401
China Great Wall Securities Co. Ltd. Class A  3,200 4,161
China Greatwall Technology Group Co. Ltd.
Class A * 2,400 5,176
China Hongqiao Group Ltd. 36,500 164,878
China International Capital Corp. Ltd. Class A  2,300 10,898
China International Capital Corp. Ltd.
Class H ~ 22,400 49,732
China Jushi Co. Ltd. Class A  3,301 11,799
China Life Insurance Co. Ltd. Class H  97,000 309,453
China Literature Ltd. * ~ 5,200 17,046
China Longyuan Power Group Corp. Ltd.
Class H  34,000 31,122
China Mengniu Dairy Co. Ltd. 39,000 86,163
China Merchants Bank Co. Ltd. Class A  15,600 89,146
China Merchants Bank Co. Ltd. Class H  49,500 314,534
China Merchants Energy Shipping Co. Ltd.
Class A  6,400 15,216
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  4,000 5,725
China Merchants Port Holdings Co. Ltd. 16,797 31,518
China Merchants Securities Co. Ltd. Class A  5,300 11,937
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  6,800 8,336
China Minsheng Banking Corp. Ltd. Class A  44,100 24,236
China Minsheng Banking Corp. Ltd. Class H  59,000 27,747
China National Building Material Co. Ltd.
Class H  48,000 29,447
China National Chemical Engineering Co. Ltd.
Class A  3,500 4,484
China National Nuclear Power Co. Ltd. Class A  15,500 20,366
China National Software & Service Co. Ltd.
Class A * 670 3,539
China Nonferrous Mining Corp. Ltd. 18,000 27,015
China Northern Rare Earth Group High-Tech
Co. Ltd. Class A  2,800 19,516
China Oilfield Services Ltd. Class H  22,000 25,208
China Overseas Land & Investment Ltd. 47,500 70,837
China Pacific Insurance Group Co. Ltd.
Class A  6,700 36,302

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
China Pacific Insurance Group Co. Ltd.
Class H  31,400 $ 128,602
China Petroleum & Chemical Corp. Class A  45,900 38,950
China Petroleum & Chemical Corp. Class H  252,000 144,857
China Power International Development Ltd. 46,108 18,669
China Railway Group Ltd. Class A  19,900 15,733
China Railway Group Ltd. Class H  47,000 24,408
China Railway Signal & Communication Corp.
Ltd. Class A  1,725 1,425
China Rare Earth Resources & Technology Co.
Ltd. Class A * 700 4,919
China Resources Beer Holdings Co. Ltd. 20,500 67,844
China Resources Gas Group Ltd. 11,100 27,047
China Resources Land Ltd. 40,500 150,106
China Resources Microelectronics Ltd. Class A  1,208 7,896
China Resources Mixc Lifestyle Services Ltd. ~ 8,800 53,174
China Resources Power Holdings Co. Ltd. 26,000 60,736
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  864 3,509
China Ruyi Holdings Ltd. * 144,000 28,182
China Shenhua Energy Co. Ltd. Class A  4,600 31,130
China Shenhua Energy Co. Ltd. Class H  43,000 254,524
China Southern Airlines Co. Ltd. Class A * 8,900 7,331
China State Construction Engineering Corp.
Ltd. Class A  28,800 20,988
China State Construction International
Holdings Ltd. 16,000 16,997
China Taiping Insurance Holdings Co. Ltd. 18,400 48,590
China Three Gorges Renewables Group Co.
Ltd. Class A  21,200 13,113
China Tourism Group Duty Free Corp. Ltd.
Class A  1,444 14,841
China Tower Corp. Ltd. Class H ~ 55,500 75,886
China Tungsten & Hightech Materials Co. Ltd.
Class A  1,800 12,631
China United Network Communications Ltd.
Class A  22,300 14,445
China Vanke Co. Ltd. Class A * 6,700 3,906
China XD Electric Co. Ltd. Class A  4,100 9,168
China Yangtze Power Co. Ltd. Class A  18,400 72,136
China Zheshang Bank Co. Ltd. Class A  13,680 5,957
Chongqing Afari Technology Co. Ltd. Class A * 2,900 4,188
Chongqing Changan Automobile Co. Ltd.
Class A  4,796 6,991
Chongqing Rural Commercial Bank Co. Ltd.
Class A  10,100 10,307
Chongqing Rural Commercial Bank Co. Ltd.
Class H  25,000 21,648
Chongqing Zhifei Biological Products Co. Ltd.
Class A * 1,500 3,281
Chow Tai Fook Jewellery Group Ltd. 24,600 34,577
CICT Mobile Communication Technology Co.
Ltd. Class A * 2,562 5,616
CITIC Ltd. 52,000 79,188
Citic Pacific Special Steel Group Co. Ltd.
Class A  2,700 6,433
CITIC Securities Co. Ltd. Class A  11,480 40,287
CITIC Securities Co. Ltd. Class H  17,075 52,286
CMOC Group Ltd. Class A  8,400 21,420
CMOC Group Ltd. Class H  54,000 113,571
CNGR Advanced Material Co. Ltd. Class A  720 5,208
CNPC Capital Co. Ltd. Class A  7,400 10,974
Contemporary Amperex Technology Co. Ltd.
Class A  3,960 234,298
a Shares Value
Contemporary Amperex Technology Co. Ltd.
Class H  900 $ 71,737
COSCO SHIPPING Energy Transportation Co.
Ltd. Class A  3,400 10,904
COSCO SHIPPING Holdings Co. Ltd. Class A  6,710 14,649
COSCO SHIPPING Holdings Co. Ltd. Class H  35,900 68,363
CRRC Corp. Ltd. Class A  23,100 21,329
CRRC Corp. Ltd. Class H  48,000 31,266
CSC Financial Co. Ltd. Class A  3,200 10,024
CSI Solar Co. Ltd. Class A  3,416 6,401
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  1,060 4,912
CSPC Pharmaceutical Group Ltd. 102,000 120,377
Daqin Railway Co. Ltd. Class A  13,300 10,319
Datang International Power Generation Co.
Ltd. Class A  6,700 3,853
Dongfang Electric Corp. Ltd. Class A  2,500 12,883
Dongxing Securities Co. Ltd. Class A  2,500 4,510
Dosilicon Co. Ltd. Class A * 374 6,054
East Money Information Co. Ltd. Class A  12,176 33,657
Eastroc Beverage Group Co. Ltd. Class A  390 11,588
Ecovacs Robotics Co. Ltd. Class A  400 3,580
Empyrean Technology Co. Ltd. Class A  300 3,557
ENN Energy Holdings Ltd. 10,000 81,424
ENN Natural Gas Co. Ltd. Class A  1,900 6,100
Eoptolink Technology, Inc. Ltd. Class A  780 51,765
Eve Energy Co. Ltd. Class A  1,600 14,678
Everbright Securities Co. Ltd. Class A  2,800 6,228
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 9,053 3,014
Far East Horizon Ltd. 30,000 27,122
Fiberhome Telecommunication Technologies
Co. Ltd. Class A  1,100 8,218
Focus Media Information Technology Co. Ltd.
Class A  10,400 9,929
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  3,688 21,985
Founder Securities Co. Ltd. Class A  5,500 5,451
Founder Technology Group Corp. Class A * 3,200 4,708
Foxconn Industrial Internet Co. Ltd. Class A  10,300 79,502
Fuyao Glass Industry Group Co. Ltd. Class A  1,700 14,180
Fuyao Glass Industry Group Co. Ltd. Class H ~ 7,600 57,171
GalaxyCore, Inc. Class A  2,183 4,148
Ganfeng Lithium Group Co. Ltd. Class A  1,260 14,536
Ganfeng Lithium Group Co. Ltd. Class H ~ 6,200 58,793
GCL Technology Holdings Ltd. * 326,000 36,210
GD Power Development Co. Ltd. Class A  14,100 9,907
GDS Holdings Ltd. Class A * 14,300 72,361
Geely Automobile Holdings Ltd. 83,000 221,441
GEM Co. Ltd. Class A  3,600 4,178
Genscript Biotech Corp. * 16,000 22,692
Geovis Technology Co. Ltd. Class A  696 6,220
GF Securities Co. Ltd. Class A  4,000 10,515
GF Securities Co. Ltd. Class H  14,200 26,379
Giant Biogene Holding Co. Ltd. ~ 4,800 16,966
Giant Network Group Co. Ltd. Class A  1,700 7,835
GigaDevice Semiconductor, Inc. Class A  580 20,639
GoerTek, Inc. Class A  2,800 9,325
Goldwind Science & Technology Co. Ltd.
Class A  2,800 10,838
Goneo Group Co. Ltd. Class A  329 2,005
Gotion High-tech Co. Ltd. Class A  1,500 7,861
Great Wall Motor Co. Ltd. Class A  2,700 8,124
Great Wall Motor Co. Ltd. Class H  24,000 38,855

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Gree Electric Appliances, Inc. of Zhuhai
Class A  1,600 $ 8,807
Guangdong Haid Group Co. Ltd. Class A  1,300 9,373
Guangdong HEC Technology Holding Co. Ltd.
Class A * 2,400 10,672
Guangdong Investment Ltd. 36,000 36,057
Guangzhou Automobile Group Co. Ltd. Class A  3,800 4,004
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  400 1,331
Guangzhou Haige Communications Group,
Inc. Co. Class A  2,100 4,609
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,560 10,475
Guobo Electronics Co. Ltd. Class A  327 5,309
Guolian Minsheng Securities Co. Ltd. Class A  2,800 3,716
Guosen Securities Co. Ltd. Class A  5,700 9,326
Guotai Haitong Securities Co. Ltd. 13,326 32,255
Guotai Haitong Securities Co. Ltd. Class H ~ 20,848 35,753
Guoyuan Securities Co. Ltd. Class A  3,100 3,471
H World Group Ltd. ADR 2,540 127,737
Haidilao International Holding Ltd. ~ 21,000 38,657
Haier Smart Home Co. Ltd. Class A  5,100 15,947
Haier Smart Home Co. Ltd. Class H  29,800 79,833
Hainan Airlines Holding Co. Ltd. Class A * 33,300 7,059
Hainan Airport Infrastructure Co. Ltd. Class A  7,200 3,811
Haisco Pharmaceutical Group Co. Ltd. Class A  500 3,962
Haitian International Holdings Ltd. 8,000 20,787
Hangzhou Chang Chuan Technology Co. Ltd.
Class A  600 10,687
Hangzhou First Applied Material Co. Ltd.
Class A  2,506 6,433
Hangzhou Silan Microelectronics Co. Ltd.
Class A  1,700 6,376
Hangzhou Tigermed Consulting Co. Ltd.
Class A  300 2,374
Hansoh Pharmaceutical Group Co. Ltd. ~ 20,000 91,549
Hebei Changshan Biochemical Pharmaceutical
Co. Ltd. Class A * 600 3,300
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  1,600 7,217
Henan Shuanghui Investment & Development
Co. Ltd. Class A  2,570 10,609
Hengan International Group Co. Ltd. 8,000 28,309
Hengli Petrochemical Co. Ltd. Class A  5,400 17,081
Hengtong Optic-electric Co. Ltd. Class A  1,900 14,784
Hesai Group * 1,480 28,129
Hgtech Co. Ltd. Class A  800 12,201
Hithink RoyalFlush Information Network Co.
Ltd. Class A  400 17,488
Horizon Robotics * 63,600 55,082
Hoshine Silicon Industry Co. Ltd. Class A  600 3,561
Hua Hong Semiconductor Ltd. Class A * 390 6,117
Hua Hong Semiconductor Ltd. Class H * ~ 9,000 90,813
Huadian Power International Corp. Ltd. Class A  7,600 5,208
Huadong Medicine Co. Ltd. Class A  1,300 6,698
Huafon Chemical Co. Ltd. Class A  3,500 5,238
Huaneng Power International, Inc. Class A  6,000 6,124
Huaneng Power International, Inc. Class H  56,000 42,403
Huaqin Technology Co. Ltd. Class A  600 7,140
Huatai Securities Co. Ltd. Class A  7,000 18,260
Huatai Securities Co. Ltd. Class H ~ 15,200 29,025
Huaxia Bank Co. Ltd. Class A  9,400 9,978
Huayu Automotive Systems Co. Ltd. Class A  2,100 5,882
Huizhou Desay Sv Automotive Co. Ltd. Class A  500 7,619
a Shares Value
Hunan Valin Steel Co. Ltd. Class A  4,800 $ 3,559
Hundsun Technologies, Inc. Class A  1,276 4,789
Hwatsing Technology Co. Ltd. Class A  331 8,468
Hygon Information Technology Co. Ltd.
Class A  1,854 57,905
IEIT Systems Co. Ltd. Class A  1,100 9,150
Iflytek Co. Ltd. Class A  1,800 12,225
Imeik Technology Development Co. Ltd.
Class A  240 4,098
Industrial & Commercial Bank of China Ltd.
Class A  37,500 41,465
Industrial & Commercial Bank of China Ltd.
Class H  837,000 737,772
Industrial Bank Co. Ltd. Class A  15,861 43,210
Industrial Securities Co. Ltd. Class A  6,160 5,276
Ingenic Semiconductor Co. Ltd. Class A  500 7,735
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A  34,200 12,583
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  1,700 7,439
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd. Class A  6,000 4,832
Inner Mongolia Xingye Silver&Tin Mining Co.
Ltd. Class A  1,400 8,449
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  4,400 16,851
Inner Mongolia Yitai Coal Co. Ltd. Class B  10,600 22,801
Innovent Biologics, Inc. * ~ 19,000 208,992
Isoftstone Information Technology Group Co.
Ltd. Class A  700 3,790
J&T Global Express Ltd. * 31,000 39,970
JA Solar Technology Co. Ltd. Class A * 3,256 5,210
JCET Group Co. Ltd. Class A  1,600 9,171
JD Health International, Inc. * ~ 14,300 87,286
JD Logistics, Inc. * ~ 25,700 45,368
JD.com, Inc. Class A  30,275 446,269
Jiangsu Eastern Shenghong Co. Ltd. Class A * 5,000 7,781
Jiangsu Expressway Co. Ltd. Class H  16,000 20,633
Jiangsu Hengli Hydraulic Co. Ltd. Class A  1,000 14,095
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  4,900 39,596
Jiangsu Hoperun Software Co. Ltd. Class A  600 3,421
Jiangsu King's Luck Brewery JSC Ltd. Class A  800 3,084
Jiangsu Yanghe Distillery Co. Ltd. Class A  1,200 8,846
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  800 3,955
Jiangsu Zhongtian Technology Co. Ltd.
Class A  2,800 12,413
Jiangxi Copper Co. Ltd. Class H  16,000 71,060
Jinduicheng Molybdenum Co. Ltd. Class A  2,600 7,111
Jinko Solar Co. Ltd. Class A * 7,887 7,548
JL Mag Rare-Earth Co. Ltd. Class A  700 3,142
Kanzhun Ltd. ADR 4,681 62,679
KE Holdings, Inc. Class A  25,826 127,901
Kingdee International Software Group Co.
Ltd. * 38,000 42,186
Kingfa Sci & Tech Co. Ltd. Class A  1,700 4,181
Kingnet Network Co. Ltd. Class A  1,500 3,898
Kingsoft Corp. Ltd. 13,400 39,042
Kuaishou Technology ~ 32,500 191,436
Kuang-Chi Technologies Co. Ltd. Class A * 1,700 9,522
Kunlun Energy Co. Ltd. 50,000 45,687
Kunlun Tech Co. Ltd. Class A * 1,000 7,239
Kweichow Moutai Co. Ltd. Class A  1,000 210,584

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Laopu Gold Co. Ltd. Class H  400 $ 32,382
LB Group Co. Ltd. Class A  1,600 4,054
Lenovo Group Ltd. 102,000 122,677
Lens Technology Co. Ltd. Class A  3,900 16,216
Leo Group Co. Ltd. Class A  5,700 6,566
Li Auto, Inc. Class A * 15,746 138,985
Li Ning Co. Ltd. 29,500 81,503
Lingyi iTech Guangdong Co. Class A  5,900 11,201
Longfor Group Holdings Ltd. ~ 26,450 25,751
LONGi Green Energy Technology Co. Ltd.
Class A * 6,702 17,194
Loongson Technology Corp. Ltd. Class A * 286 5,495
Luxshare Precision Industry Co. Ltd. Class A  5,700 41,874
Luzhou Laojiao Co. Ltd. Class A  1,100 16,769
Mango Excellent Media Co. Ltd. Class A  1,300 3,905
Maxscend Microelectronics Co. Ltd. Class A  480 5,605
Meitu, Inc. ~ 46,500 25,906
Meituan Class B * ~ 62,990 687,362
Metallurgical Corp. of China Ltd. Class A  13,800 6,072
Midea Group Co. Ltd. Class A  2,500 27,847
Midea Group Co. Ltd. Class H  5,400 58,116
MINISO Group Holding Ltd. 6,328 25,558
MMG Ltd. * 56,000 53,057
Montage Technology Co. Ltd. Class A  1,000 18,601
Muyuan Foods Co. Ltd. Class A  4,160 25,117
NARI Technology Co. Ltd. Class A  6,058 22,972
National Silicon Industry Group Co. Ltd.
Class A * 1,893 4,710
NAURA Technology Group Co. Ltd. Class A  635 41,760
NetEase Cloud Music, Inc. * ~ 1,100 18,274
NetEase, Inc. 22,105 493,932
New China Life Insurance Co. Ltd. Class A  1,400 12,632
New China Life Insurance Co. Ltd. Class H  12,100 72,036
New Hope Liuhe Co. Ltd. Class A  1,500 1,788
New Oriental Education & Technology Group,
Inc. 17,200 97,425
Nexchip Semiconductor Corp. Class A  1,828 7,126
Ningbo Deye Technology Co. Ltd. Class A  690 13,273
Ningbo Orient Wires & Cables Co. Ltd. Class A  600 5,299
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  1,100 4,205
Ningbo Tuopu Group Co. Ltd. Class A  1,350 11,375
Ningxia Baofeng Energy Group Co. Ltd.
Class A  5,800 24,398
NIO, Inc. Class A * 23,540 143,038
Nongfu Spring Co. Ltd. Class H ~ 25,600 154,804
OFILM Group Co. Ltd. Class A * 2,600 3,291
OmniVision Integrated Circuits Group, Inc. 1,080 15,059
Orient Securities Co. Ltd. Class A  5,092 6,727
PDD Holdings, Inc. ADR * 8,995 919,109
People's Insurance Co. Group of China Ltd.
Class A  20,700 22,022
People's Insurance Co. Group of China Ltd.
Class H  87,000 60,589
PetroChina Co. Ltd. Class A  22,200 38,820
PetroChina Co. Ltd. Class H  260,000 356,684
Pharmaron Beijing Co. Ltd. Class A  1,150 4,761
PICC Property & Casualty Co. Ltd. Class H  88,000 161,988
Ping An Bank Co. Ltd. Class A  13,500 21,735
Ping An Insurance Group Co. of China Ltd.
Class A  8,400 69,601
Ping An Insurance Group Co. of China Ltd.
Class H  84,500 649,738
Piotech, Inc. Class A  254 13,919
a Shares Value
Poly Developments & Holdings Group Co. Ltd.
Class A  8,500 $ 7,211
Pony AI, Inc. Class A * 2,500 22,177
Pop Mart International Group Ltd. ~ 6,800 126,503
Postal Savings Bank of China Co. Ltd. Class A  18,500 13,767
Postal Savings Bank of China Co. Ltd.
Class H ~ 117,000 73,500
Power Construction Corp. of China Ltd.
Class A  13,900 11,630
Qinghai Salt Lake Industry Co. Ltd. Class A * 4,200 22,880
Range Intelligent Computing Technology
Group Co. Ltd. Class A  1,100 13,110
Remegen Co. Ltd. Class H * ~ 2,500 31,157
RoboTechnik Intelligent Technology Co. Ltd.
Class A  100 5,621
Rockchip Electronics Co. Ltd. Class A  400 9,038
Rongsheng Petrochemical Co. Ltd. Class A  7,697 13,483
SAIC Motor Corp. Ltd. Class A  5,700 12,176
Sailun Group Co. Ltd. Class A  2,300 4,336
Sanan Optoelectronics Co. Ltd. Class A  4,700 8,012
Sangfor Technologies, Inc. Class A  300 4,488
Sany Heavy Industry Co. Ltd. Class A  6,100 17,134
Satellite Chemical Co. Ltd. Class A  2,698 10,901
SDIC Capital Co. Ltd. Class A  5,200 5,258
SDIC Power Holdings Co. Ltd. Class A  6,400 13,144
SenseTime Group, Inc. Class B * ~ 354,000 84,313
Seres Group Co. Ltd. Class A  1,200 15,913
SF Holding Co. Ltd. Class A  3,400 18,836
SG Micro Corp. Class A  652 6,472
Shaanxi Coal Industry Co. Ltd. Class A  7,200 26,671
Shandong Gold Mining Co. Ltd. Class A  2,800 16,651
Shandong Gold Mining Co. Ltd. Class H ~ 12,000 50,613
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  600 6,938
Shandong Hongqiao Aluminum Industry
Holding Co. Ltd. Class A * 1,700 6,784
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,610 8,437
Shandong Nanshan Aluminum Co. Ltd.
Class A  8,600 7,714
Shandong Sun Paper Industry JSC Ltd.
Class A  2,100 4,539
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  30,800 14,809
Shanghai Allist Pharmaceuticals Co. Ltd.
Class A  270 3,790
Shanghai Baosight Software Co. Ltd. Class A  647 2,172
Shanghai Baosight Software Co. Ltd. Class B  3,762 3,905
Shanghai BOCHU Electronic Technology Corp.
Ltd. Class A  287 5,432
Shanghai Electric Group Co. Ltd. Class A * 9,500 11,093
Shanghai Electric Power Co. Ltd. Class A  2,200 5,856
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  1,400 5,437
Shanghai International Airport Co. Ltd. Class A  700 2,815
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  900 2,231
Shanghai Pudong Development Bank Co. Ltd.
Class A  24,136 35,567
Shanghai Putailai New Energy Technology
Group Co. Ltd. 1,339 6,294
Shanghai RAAS Blood Products Co. Ltd.
Class A  4,500 3,810
Shanghai Rural Commercial Bank Co. Ltd.
Class A  7,600 10,022

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shanghai Stonehill Technology Co. Ltd.
Class A * 4,700 $ 6,257
Shanghai United Imaging Healthcare Co. Ltd.
Class A  658 10,735
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,000 5,003
Shanjin International Gold Co. Ltd. Class A  2,100 9,203
Shannon Semiconductor Technology Co. Ltd.
Class A  400 7,677
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  2,900 2,804
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  1,300 2,550
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.
Class A  940 19,564
Sharetronic Data Technology Co. Ltd. Class A  300 9,323
Shenergy Co. Ltd. Class A  3,700 4,787
Shengyi Electronics Co. Ltd. Class A  637 7,963
Shengyi Technology Co. Ltd. Class A  2,000 16,060
Shennan Circuits Co. Ltd. Class A  530 17,306
Shenwan Hongyuan Group Co. Ltd. Class A  17,500 11,952
Shenzhen Envicool Technology Co. Ltd.
Class A  800 9,966
Shenzhen Everwin Precision Technology Co.
Ltd. Class A  1,100 5,071
Shenzhen Goodix Technology Co. Ltd. Class A  500 4,843
Shenzhen Inovance Technology Co. Ltd.
Class A  1,050 10,286
Shenzhen Kinwong Electronic Co. Ltd. Class A  800 6,742
Shenzhen Longsys Electronics Co. Ltd.
Class A * 300 13,524
Shenzhen Megmeet Electrical Co. Ltd. Class A  400 5,804
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. Class A  900 21,669
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  500 3,576
Shenzhen Salubris Pharmaceuticals Co. Ltd.
Class A  1,000 8,875
Shenzhen Sunway Communication Co. Ltd.
Class A  800 7,711
Shenzhen Techwinsemi Technology Co. Ltd.
Class A  200 11,531
Shenzhen Transsion Holdings Co. Ltd. Class A  885 7,147
Shenzhou International Group Holdings Ltd. 10,300 62,935
Sichuan Changhong Electric Co. Ltd. Class A  3,200 4,065
Sichuan Chuantou Energy Co. Ltd. Class A  3,800 8,206
Sichuan Kelun-Biotech Biopharmaceutical Co.
Ltd. Class H * 600 35,587
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  1,400 7,091
Sichuan Road & Bridge Group Co. Ltd. Class A  4,480 6,530
Sino Biopharmaceutical Ltd. 131,000 99,523
Sinolink Securities Co. Ltd. Class A  1,100 1,348
Sinoma Science & Technology Co. Ltd.
Class A  1,400 8,077
Sinomine Resource Group Co. Ltd. Class A  500 5,473
Sinopharm Group Co. Ltd. Class H  16,400 42,548
Sinotruk Hong Kong Ltd. 9,000 44,903
Skyverse Technology Co. Ltd. Class A * 286 6,366
Smoore International Holdings Ltd. ~ 23,000 26,249
SooChow Securities Co. Ltd. Class A  3,310 3,777
Spring Airlines Co. Ltd. Class A  800 5,382
Sungrow Power Supply Co. Ltd. Class A  1,660 36,922
Sunny Optical Technology Group Co. Ltd. 8,900 62,053
Sunwoda Electronic Co. Ltd. Class A  1,200 4,468
a Shares Value
SUPCON Technology Co. Ltd. Class A  607 $ 5,745
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  1,500 23,188
Suzhou Maxwell Technologies Co. Ltd. Class A  200 6,723
Suzhou TFC Optical Communication Co. Ltd.
Class A  568 25,557
TAL Education Group ADR * 5,286 60,102
TBEA Co. Ltd. Class A  4,000 15,640
TCL Technology Group Corp. Class A  16,200 10,100
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A * 3,950 5,087
Tencent Holdings Ltd. 81,000 5,108,859
Tencent Music Entertainment Group ADR 7,217 66,974
Tianfeng Securities Co. Ltd. Class A * 7,400 4,020
Tianqi Lithium Corp. Class A * 1,200 9,795
Tianshan Aluminum Group Co. Ltd. Class A  3,800 9,974
Tianshui Huatian Technology Co. Ltd. Class A  3,200 5,485
Tingyi Cayman Islands Holding Corp. 26,000 43,408
Tongcheng Travel Holdings Ltd. ~ 16,400 37,943
TongFu Microelectronics Co. Ltd. Class A  1,200 7,303
Tongling Nonferrous Metals Group Co. Ltd.
Class A  10,300 8,856
Tongwei Co. Ltd. Class A * 4,000 9,739
Trina Solar Co. Ltd. Class A * 2,121 5,104
Trip.com Group Ltd. * 7,849 387,888
Tsingtao Brewery Co. Ltd. Class A  200 1,799
Tsingtao Brewery Co. Ltd. Class H  8,000 49,698
UBTech Robotics Corp. Ltd. Class H * 2,700 30,050
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  839 8,173
Unisplendour Corp. Ltd. Class A  2,400 8,811
United Nova Technology Co. Ltd. Class A * 6,404 5,937
Universal Scientific Industrial Shanghai Co.
Ltd. Class A  1,600 7,825
Verisilicon Microelectronics Shanghai Co. Ltd.
Class A * 423 12,779
Victory Giant Technology Huizhou Co. Ltd.
Class A  700 26,181
Vipshop Holdings Ltd. ADR 3,937 61,890
Wanhua Chemical Group Co. Ltd. Class A  2,400 27,894
Want Want China Holdings Ltd. 58,000 34,321
Wanxiang Qianchao Co. Ltd. Class A  2,700 6,167
Weichai Power Co. Ltd. Class A  3,200 11,372
Weichai Power Co. Ltd. Class H  27,000 95,748
Wens Foodstuff Group Co. Ltd. Class A  5,400 12,992
Western Mining Co. Ltd. Class A  1,800 6,656
Western Securities Co. Ltd. Class A  3,300 3,515
Western Superconducting Technologies Co.
Ltd. Class A  497 5,167
Wingtech Technology Co. Ltd. Class A * 900 4,086
Wintime Energy Group Co. Ltd. Class A * 19,300 5,074
Wolong Electric Group Co. Ltd. Class A  1,200 6,544
Wuhan Guide Infrared Co. Ltd. Class A * 2,854 5,296
Wuliangye Yibin Co. Ltd. Class A  2,900 43,549
WUS Printed Circuit Kunshan Co. Ltd. Class A  1,600 18,123
WuXi AppTec Co. Ltd. Class A  1,300 18,859
WuXi AppTec Co. Ltd. Class H ~ 5,440 83,316
Wuxi Biologics Cayman, Inc. * ~ 44,500 191,372
WuXi XDC Cayman, Inc. * 5,000 37,925
XCMG Construction Machinery Co. Ltd.
Class A  9,000 13,250
Xiamen Tungsten Co. Ltd. Class A  1,300 10,647
Xiaomi Corp. Class B * ~ 218,200 901,310
Xinjiang Daqo New Energy Co. Ltd. Class A * 1,501 4,626

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Xinyi Solar Holdings Ltd. 64,565 $ 24,198
XPeng, Inc. Class A * 15,908 135,975
XtalPi Holdings Ltd. * 22,000 25,742
Yadea Group Holdings Ltd. ~ 16,847 28,646
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co. Class H ~ 5,000 120,825
Yankuang Energy Group Co. Ltd. Class A  5,360 15,013
Yankuang Energy Group Co. Ltd. Class H  40,200 74,849
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  800 11,418
Yealink Network Technology Corp. Ltd. Class A  1,080 5,177
Yonghui Superstores Co. Ltd. Class A * 6,300 3,438
Yonyou Network Technology Co. Ltd. Class A * 2,300 3,924
YTO Express Group Co. Ltd. Class A  2,300 6,755
Yum China Holdings, Inc. 4,523 224,663
Yunnan Aluminium Co. Ltd. Class A  2,700 12,320
Yunnan Baiyao Group Co. Ltd. Class A  1,200 9,569
Yunnan Energy New Material Group Co. Ltd.
Class A * 700 6,961
Yunnan Tin Co. Ltd. Class A  1,100 5,159
Yunnan Yuntianhua Co. Ltd. Class A  1,300 6,314
Yutong Bus Co. Ltd. Class A  1,500 7,786
Zangge Mining Co. Ltd. Class A  1,300 15,167
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd. Class A  400 8,770
Zhaojin Mining Industry Co. Ltd. Class H  22,000 91,400
Zhejiang Century Huatong Group Co. Ltd.
Class A * 6,000 14,030
Zhejiang China Commodities City Group Co.
Ltd. Class A  4,200 7,946
Zhejiang Chint Electrics Co. Ltd. Class A  1,500 7,162
Zhejiang Dahua Technology Co. Ltd. Class A  2,500 6,178
Zhejiang Huayou Cobalt Co. Ltd. Class A  1,475 12,837
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  1,000 6,019
Zhejiang Juhua Co. Ltd. Class A  2,100 10,507
Zhejiang Leapmotor Technology Co. Ltd.
Class H * ~ 6,500 39,638
Zhejiang Longsheng Group Co. Ltd. Class A  2,300 4,362
Zhejiang NHU Co. Ltd. Class A  2,504 12,595
Zhejiang Sanhua Intelligent Controls Co. Ltd.
Class A  1,500 9,450
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A  1,700 3,518
Zhejiang Weiming Environment Protection Co.
Ltd. Class A  1,320 4,825
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  8,300 6,564
Zheshang Securities Co. Ltd. Class A  3,100 4,374
Zhongji Innolight Co. Ltd. Class A  900 77,102
Zhongjin Gold Corp. Ltd. Class A  3,700 14,639
Zhongtai Securities Co. Ltd. Class A  4,600 4,075
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  332 2,524
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  6,000 28,057
Zijin Mining Group Co. Ltd. Class A  11,600 56,335
Zijin Mining Group Co. Ltd. Class H  80,000 359,880
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  5,200 6,534
ZTE Corp. Class A  2,300 10,973
ZTE Corp. Class H  11,000 31,088
ZTO Express Cayman, Inc. 5,316 130,842
33,273,252
a Shares Value
Colombia - 0.1%
spacing
Grupo Cibest SA 3,376 $ 78,021
Interconexion Electrica SA ESP 5,711 43,529
121,550
Czech Republic - 0.1%
spacing
CEZ AS 1,679 94,889
Komercni Banka AS 863 44,030
Moneta Money Bank AS ~ 3,118 27,179
166,098
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 32,376 71,913
Eastern Co. SAE 18,315 11,722
Talaat Moustafa Group 9,759 13,350
96,985
Greece - 0.5%
spacing
Allwyn AG 2,240 33,891
Alpha Bank SA 20,607 76,438
Eurobank SA 32,260 129,170
Hellenic Telecommunications Organization SA 1,913 36,086
Jumbo SA 1,362 34,602
National Bank of Greece SA 11,022 170,267
Piraeus Bank SA 14,141 116,183
Public Power Corp. SA 2,328 48,671
645,308
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
Orient Overseas International Ltd. 1,500 26,751
Zijin Gold International Co. Ltd. * 2,700 61,449
88,200
Hungary - 0.3%
spacing
MOL Hungarian Oil & Gas PLC 5,071 60,753
OTP Bank Nyrt 2,845 305,063
Richter Gedeon Nyrt 1,731 61,626
427,442
India - 11.9%
spacing
ABB India Ltd. 685 43,301
Adani Enterprises Ltd. 2,032 37,889
Adani Ports & Special Economic Zone Ltd. 6,917 96,756
Adani Power Ltd. * 37,325 59,404
Aditya Birla Capital Ltd. * 7,263 22,614
Alkem Laboratories Ltd. 619 34,699
Ambuja Cements Ltd. 7,739 33,015
APL Apollo Tubes Ltd. 2,287 47,221
Apollo Hospitals Enterprise Ltd. 1,369 108,154
Ashok Leyland Ltd. 37,301 61,210
Asian Paints Ltd. 4,839 111,591
Astral Ltd. 1,577 26,806
AU Small Finance Bank Ltd. ~ 7,111 63,673
Aurobindo Pharma Ltd. 3,426 47,643
Avenue Supermarts Ltd. * ~ 2,094 88,143
Axis Bank Ltd. 29,115 360,596
Bajaj Auto Ltd. 855 79,882
Bajaj Finance Ltd. 35,503 303,788
Bajaj Finserv Ltd. 4,800 83,376
Bajaj Holdings & Investment Ltd. 333 31,103

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Balkrishna Industries Ltd. 964 $ 21,447
Bank of Baroda 13,166 34,708
Bharat Electronics Ltd. 46,659 199,665
Bharat Forge Ltd. 3,123 55,978
Bharat Heavy Electricals Ltd. 13,450 35,150
Bharat Petroleum Corp. Ltd. 18,627 55,848
Bharti Airtel Ltd. 32,439 616,451
Bosch Ltd. 94 28,680
Britannia Industries Ltd. 1,375 78,616
BSE Ltd. 2,572 74,047
Canara Bank 23,577 31,062
CG Power & Industrial Solutions Ltd. 9,071 63,166
Cholamandalam Investment & Finance Co. Ltd. 5,351 77,365
Cipla Ltd. 7,132 92,933
Coal India Ltd. 23,199 110,917
Colgate-Palmolive India Ltd. 1,533 28,910
Coromandel International Ltd. 1,464 29,813
Cummins India Ltd. 1,780 85,228
Dabur India Ltd. 6,648 28,769
Divi's Laboratories Ltd. 1,521 96,105
Dixon Technologies India Ltd. ~ 462 47,858
DLF Ltd. 9,359 50,312
Dr. Reddy's Laboratories Ltd. 6,912 92,640
Eicher Motors Ltd. 1,749 122,462
Eternal Ltd. * 30,816 75,814
Fortis Healthcare Ltd. 6,261 53,015
FSN E-Commerce Ventures Ltd. * 14,704 36,868
GAIL India Ltd. 28,322 41,511
GE Vernova T&D India Ltd. 1,657 64,114
GMR Airports Ltd. * 33,731 30,403
Godrej Consumer Products Ltd. 5,110 53,529
Godrej Properties Ltd. * 1,924 30,124
Grasim Industries Ltd. 3,466 94,057
Havells India Ltd. 2,691 33,779
HCL Technologies Ltd. 12,052 173,461
HDFC Asset Management Co. Ltd. ~ 2,504 58,513
HDFC Bank Ltd. 144,119 1,128,890
HDFC Life Insurance Co. Ltd. ~ 12,030 75,601
Hero MotoCorp Ltd. 1,549 83,730
Hindalco Industries Ltd. 17,093 161,639
Hindustan Aeronautics Ltd. ~ 2,543 93,496
Hindustan Petroleum Corp. Ltd. 11,771 41,948
Hindustan Unilever Ltd. 10,422 227,140
Hitachi Energy India Ltd. 172 44,481
Hyundai Motor India Ltd. 2,057 38,951
ICICI Bank Ltd. 67,036 860,558
ICICI Lombard General Insurance Co. Ltd. ~ 3,048 55,536
ICICI Prudential Life Insurance Co. Ltd. ~ 4,406 23,828
IDFC First Bank Ltd. 45,782 28,655
Indian Hotels Co. Ltd. 10,769 65,607
Indian Oil Corp. Ltd. 34,296 48,959
Indus Towers Ltd. * 16,677 74,245
IndusInd Bank Ltd. * 7,294 58,430
Info Edge India Ltd. 4,578 47,312
Infosys Ltd. 41,133 554,795
InterGlobe Aviation Ltd. ~ 2,421 102,192
ITC Ltd. 37,782 115,451
Jindal Stainless Ltd. 4,199 31,852
Jindal Steel Ltd. 4,520 53,690
Jio Financial Services Ltd. 36,651 87,542
JSW Energy Ltd. 5,629 28,204
JSW Steel Ltd. 7,696 92,268
Jubilant Foodworks Ltd. 4,788 22,148
Kalyan Jewellers India Ltd. 5,287 21,231
a Shares Value
Kotak Mahindra Bank Ltd. 69,023 $ 259,826
L&T Finance Ltd. 8,751 22,386
Larsen & Toubro Ltd. 8,540 317,498
Lodha Developers Ltd. ~ 3,695 26,709
LTIMindtree Ltd. ~ 943 40,589
Lupin Ltd. 3,259 80,654
Mahindra & Mahindra Ltd. 11,829 371,035
Mankind Pharma Ltd. 1,602 34,193
Marico Ltd. 6,586 51,409
Maruti Suzuki India Ltd. 1,592 208,806
Max Healthcare Institute Ltd. 9,808 100,638
Mphasis Ltd. 1,565 34,393
MRF Ltd. 30 40,924
Muthoot Finance Ltd. 1,539 51,682
Nestle India Ltd. 8,508 105,729
NHPC Ltd. 39,315 30,797
NMDC Ltd. 39,014 31,750
NTPC Ltd. 55,484 218,528
Oberoi Realty Ltd. 1,655 25,057
Oil & Natural Gas Corp. Ltd. 39,057 117,667
Oil India Ltd. 6,015 30,194
One 97 Communications Ltd. * 4,940 50,450
Oracle Financial Services Software Ltd. 294 21,115
Page Industries Ltd. 77 26,062
PB Fintech Ltd. * 4,410 67,034
Persistent Systems Ltd. 1,415 74,286
Petronet LNG Ltd. 8,990 23,610
Phoenix Mills Ltd. 2,515 40,310
PI Industries Ltd. 910 26,340
Pidilite Industries Ltd. 3,745 50,737
Polycab India Ltd. 674 49,318
Power Finance Corp. Ltd. 18,974 76,696
Power Grid Corp. of India Ltd. 59,020 185,812
Prestige Estates Projects Ltd. 2,197 26,332
Punjab National Bank 29,006 31,076
Rail Vikas Nigam Ltd. ~ 6,428 17,100
REC Ltd. 14,935 48,639
Reliance Industries Ltd. 77,028 1,107,783
Samvardhana Motherson International Ltd. 54,726 61,422
SBI Cards & Payment Services Ltd. 3,584 24,011
SBI Life Insurance Co. Ltd. ~ 5,687 107,576
Shree Cement Ltd. 114 27,874
Shriram Finance Ltd. 17,972 167,208
Siemens Energy India Ltd. 1,135 30,894
Siemens Ltd. * 1,135 35,463
Solar Industries India Ltd. 345 44,222
SRF Ltd. 1,867 48,480
State Bank of India 23,413 244,178
Sun Pharmaceutical Industries Ltd. 12,225 228,647
Sundaram Finance Ltd. 851 39,258
Supreme Industries Ltd. 820 32,813
Suzlon Energy Ltd. * 128,845 54,607
Swiggy Ltd. * 17,517 48,607
Tata Communications Ltd. 1,420 20,180
Tata Consultancy Services Ltd. 11,434 287,916
Tata Consumer Products Ltd. 7,532 81,004
Tata Motors Ltd./new * 25,730 109,889
Tata Motors Passenger Vehicles Ltd. 25,316 80,199
Tata Power Co. Ltd. 20,476 82,429
Tata Steel Ltd. 94,891 194,694
Tech Mahindra Ltd. 6,865 101,975
Titan Co. Ltd. 4,512 189,516
Torrent Pharmaceuticals Ltd. 1,528 68,168
Torrent Power Ltd. 2,241 31,131

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Trent Ltd. 2,274 $ 80,084
Tube Investments of India Ltd. 1,380 36,910
TVS Motor Co. Ltd. 3,034 109,035
UltraTech Cement Ltd. 1,494 170,643
Union Bank of India Ltd. 19,872 34,842
United Spirits Ltd. 3,721 47,815
UPL Ltd. 6,395 38,792
Varun Beverages Ltd. 17,016 69,601
Vedanta Ltd. 17,411 122,158
Vishal Mega Mart Ltd. * 27,031 30,330
Vodafone Idea Ltd. * 342,650 31,067
Voltas Ltd. 2,761 37,394
WAAREE Energies Ltd. 1,184 38,820
Wipro Ltd. 33,106 66,653
Yes Bank Ltd. * 197,784 36,325
Zydus Lifesciences Ltd. 2,661 24,776
16,453,331
Indonesia - 0.8%
spacing
Amman Mineral Internasional PT * 182,700 52,778
Astra International Tbk. PT 258,100 95,281
Bank Central Asia Tbk. PT 703,300 271,671
Bank Mandiri Persero Tbk. PT 473,800 132,997
Bank Negara Indonesia Persero Tbk. PT 189,700 42,363
Bank Rakyat Indonesia Persero Tbk. PT 863,297 172,505
Barito Pacific Tbk. PT * 301,988 24,256
Barito Renewables Energy Tbk. PT * 101,100 31,232
Bumi Resources Minerals Tbk. PT * 724,500 31,676
Chandra Asri Pacific Tbk. PT 108,500 30,484
Charoen Pokphand Indonesia Tbk. PT 94,000 22,678
Dian Swastatika Sentosa Tbk. PT * 12,600 48,933
GoTo Gojek Tokopedia Tbk. PT * 11,279,000 33,949
Petrindo Jaya Kreasi Tbk. PT 283,800 17,669
Sumber Alfaria Trijaya Tbk. PT 234,100 20,543
Telkom Indonesia Persero Tbk. PT 627,900 113,059
United Tractors Tbk. PT 18,800 34,349
1,176,423
Kuwait - 0.6%
spacing
Boubyan Bank KSCP 19,018 42,091
Gulf Bank KSCP 23,664 25,155
Kuwait Finance House KSCP 139,623 363,155
Mabanee Co. KPSC 8,461 24,823
Mobile Telecommunications Co. KSCP 24,572 45,254
National Bank of Kuwait SAKP 104,437 309,655
Warba Bank KSCP 29,303 27,863
837,996
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,716 56,088
Malaysia - 1.2%
spacing
AMMB Holdings Bhd. 32,000 52,324
Axiata Group Bhd. 35,700 19,575
CelcomDigi Bhd. 44,000 32,293
CIMB Group Holdings Bhd. 102,420 192,121
Gamuda Bhd. 60,120 55,826
Hong Leong Bank Bhd. 8,300 45,109
IHH Healthcare Bhd. 28,600 63,677
IOI Corp. Bhd. 32,200 33,709
Kuala Lumpur Kepong Bhd. 6,238 33,293
Malayan Banking Bhd. 76,688 215,852
Maxis Bhd. 29,200 26,023
a Shares Value
MISC Bhd. 16,500 $ 34,623
Mr. DIY Group M Bhd. ~ 41,450 15,746
Nestle Malaysia Bhd. 900 22,032
Petronas Chemicals Group Bhd. 30,700 46,153
Petronas Dagangan Bhd. 3,900 21,089
Petronas Gas Bhd. 10,200 45,244
Press Metal Aluminium Holdings Bhd. 46,900 93,267
Public Bank Bhd. 185,200 215,034
QL Resources Bhd. 20,650 18,870
RHB Bank Bhd. 22,878 47,859
SD Guthrie Bhd. 26,402 39,450
Sunway Bhd. 34,600 41,447
Telekom Malaysia Bhd. 14,281 25,072
Tenaga Nasional Bhd. 33,000 113,662
YTL Corp. Bhd. 36,000 15,193
YTL Power International Bhd. 38,400 28,695
1,593,238
Mexico - 2.1%
spacing
America Movil SAB de CV 229,700 291,947
Arca Continental SAB de CV 6,500 74,969
Cemex SAB de CV 193,000 221,288
Coca-Cola Femsa SAB de CV 6,510 63,455
Fibra Uno Administracion SA de CV REIT 35,500 57,777
Fomento Economico Mexicano SAB de CV 21,700 239,592
Gruma SAB de CV Class B  1,885 34,565
Grupo Aeroportuario del Centro Norte SAB
de CV 3,600 51,601
Grupo Aeroportuario del Pacifico SAB de CV
Class B  4,895 120,757
Grupo Aeroportuario del Sureste SAB de CV
Class B  2,270 76,500
Grupo Bimbo SAB de CV 16,300 54,658
Grupo Carso SAB de CV Class Series A1  7,200 54,079
Grupo Comercial Chedraui SA de CV 4,000 23,500
Grupo Financiero Banorte SAB de CV Class O  32,200 357,123
Grupo Financiero Inbursa SAB de CV Class O  19,200 48,367
Grupo Mexico SAB de CV 39,500 422,967
Industrias Penoles SAB de CV * 2,530 112,449
Kimberly-Clark de Mexico SAB de CV Class A  19,000 44,980
Prologis Property Mexico SA de CV REIT 13,304 58,099
Promotora y Operadora de Infraestructura
SAB de CV 2,460 39,777
Sigma Foods SAB de CV 45,362 45,304
Southern Copper Corp. 1,156 198,901
Wal-Mart de Mexico SAB de CV 65,900 213,992
2,906,647
Peru - 0.3%
spacing
Cia de Minas Buenaventura SAA ADR 2,114 76,189
Credicorp Ltd. 858 291,016
367,205
Philippines - 0.3%
spacing
Ayala Corp. 3,170 26,499
Ayala Land, Inc. 80,400 21,499
Bank of the Philippine Islands 23,241 38,219
BDO Unibank, Inc. 30,281 56,970
International Container Terminal Services, Inc. 12,940 146,705
Jollibee Foods Corp. 6,420 18,788
Manila Electric Co. 3,630 36,898
Metropolitan Bank & Trust Co. 22,630 23,654
PLDT, Inc. 920 19,699

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SM Investments Corp. 2,680 $ 27,352
SM Prime Holdings, Inc. 128,500 43,256
459,539
Poland - 1.1%
spacing
Allegro.eu SA * ~ 9,840 70,631
Asseco Poland SA 689 31,744
Bank Millennium SA * 7,680 34,038
Bank Polska Kasa Opieki SA 2,318 137,351
Budimex SA 160 28,766
CD Projekt SA 830 53,402
Dino Polska SA * ~ 6,118 55,292
KGHM Polska Miedz SA * 1,789 130,704
LPP SA 14 84,888
mBank SA * 193 56,152
ORLEN SA 7,345 266,141
PGE Polska Grupa Energetyczna SA * 11,230 31,855
Powszechna Kasa Oszczednosci Bank Polski
SA 11,077 262,015
Powszechny Zaklad Ubezpieczen SA 7,495 130,465
Santander Bank Polska SA 513 81,337
Zabka Group SA * 4,982 29,816
1,484,597
Qatar - 0.6%
spacing
Al Rayan Bank 77,926 46,784
Commercial Bank PSQC 41,442 48,556
Dukhan Bank 24,713 23,498
Industries Qatar QSC 19,724 57,639
Mesaieed Petrochemical Holding Co. 70,363 21,097
Nebras Energy 5,635 22,224
Ooredoo QPSC 12,405 42,312
Qatar Fuel QSC 6,892 27,409
Qatar Gas Transport Co. Ltd. 33,299 38,329
Qatar International Islamic Bank QSC 13,054 39,941
Qatar Islamic Bank QPSC 22,699 141,846
Qatar National Bank QPSC 58,723 274,826
784,461
Romania - 0.0%
spacing
NEPI Rockcastle NV 7,511 60,270
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (LI) * ± Ω 194,171 1
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 123 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 2,410 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
a Shares Value
Rosneft Oil Co. PJSC * ± Ω 3,660 $ –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
Sberbank of Russia PJSC ADR (SEAQ) * ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
1
Saudi Arabia - 2.9%
spacing
ACWA Power Co. * 1,928 89,417
Ades Holding Co. 3,933 18,939
Al Rajhi Bank 24,865 708,819
Alinma Bank 15,549 120,410
Almarai Co. JSC 6,186 72,057
Arab National Bank 11,406 65,491
Arabian Internet & Communications Services
Co. 298 15,624
Bank Al-Jazira 7,807 24,609
Bank AlBilad 9,347 68,320
Banque Saudi Fransi 15,740 83,965
Bupa Arabia for Cooperative Insurance Co. 1,056 50,308
Co. for Cooperative Insurance 934 32,135
Dar Al Arkan Real Estate Development Co. * 6,775 32,802
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,099 75,524
Elm Co. 300 43,159
Etihad Etisalat Co. 4,765 82,981
Jabal Omar Development Co. * 7,248 31,009
Jarir Marketing Co. 7,304 27,528
Makkah Construction & Development Co. 1,270 28,752
Mouwasat Medical Services Co. 1,295 25,071
Riyad Bank 18,679 147,964
SABIC Agri-Nutrients Co. 2,985 114,634
SAL Saudi Logistics Services 435 19,379
Saudi Arabian Mining Co. * 17,267 298,427
Saudi Arabian Oil Co. ~ 76,331 552,575
Saudi Awwal Bank 12,874 128,672
Saudi Basic Industries Corp. 11,378 181,805
Saudi Energy Co. 10,485 47,692
Saudi Investment Bank 7,510 26,621
Saudi National Bank 37,343 421,559
Saudi Tadawul Group Holding Co. 620 22,958
Saudi Telecom Co. 25,135 284,876
Yanbu National Petrochemical Co. 3,574 33,556
3,977,638
South Africa - 2.9%
spacing
Absa Group Ltd. 10,733 154,608
Bid Corp. Ltd. 4,207 101,333
Bidvest Group Ltd. 3,936 52,930
Capitec Bank Holdings Ltd. 1,102 270,755
Clicks Group Ltd. 2,899 49,591
Discovery Ltd. 7,324 107,471
FirstRand Ltd. 63,914 327,196
Gold Fields Ltd. 11,346 521,372
Harmony Gold Mining Co. Ltd. 7,230 110,452

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Impala Platinum Holdings Ltd. 11,505 $ 163,624
MTN Group Ltd. 22,157 258,719
Naspers Ltd. Class N  9,927 513,494
Nedbank Group Ltd. 5,708 89,985
Northam Platinum Holdings Ltd. 4,630 94,474
OUTsurance Group Ltd. 10,513 43,242
Pepkor Holdings Ltd. ~ 42,759 57,486
Remgro Ltd. 6,340 70,641
Sanlam Ltd. 22,567 118,668
Sasol Ltd. * 7,397 97,568
Shoprite Holdings Ltd. 5,949 97,557
Sibanye Stillwater Ltd. 36,101 110,811
Standard Bank Group Ltd. 16,656 301,636
Valterra Platinum Ltd. 3,373 283,527
Vodacom Group Ltd. 7,704 65,707
4,062,847
South Korea - 14.7%
spacing
Alteogen, Inc. 509 115,449
Amorepacific Corp. 367 33,832
APR Corp. 314 71,645
Celltrion, Inc. 1,899 253,939
DB Insurance Co. Ltd. 584 65,504
Doosan Co. Ltd. 94 68,264
Doosan Enerbility Co. Ltd. * 5,692 357,674
Ecopro BM Co. Ltd. 621 81,359
Ecopro Co. Ltd. 1,292 124,735
Hana Financial Group, Inc. 3,522 256,743
Hanjin Kal Corp. 295 21,954
Hankook Tire & Technology Co. Ltd. 928 34,160
Hanmi Semiconductor Co. Ltd. 548 94,683
Hanwha Aerospace Co. Ltd. 425 362,400
Hanwha Ocean Co. Ltd. * 1,747 143,808
Hanwha Systems Co. Ltd. 960 75,169
HD Hyundai Co. Ltd. 550 92,240
HD Hyundai Electric Co. Ltd. 298 168,873
HD Hyundai Heavy Industries Co. Ltd. 465 148,949
HD Hyundai Marine Solution Co. Ltd. 198 24,448
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 538 124,691
HLB, Inc. * 1,504 49,687
HMM Co. Ltd. 2,889 37,853
HYBE Co. Ltd. 292 59,197
Hyosung Heavy Industries Corp. 72 121,577
Hyundai Engineering & Construction Co. Ltd. 997 97,336
Hyundai Glovis Co. Ltd. 476 67,607
Hyundai Mobis Co. Ltd. 748 192,999
Hyundai Motor Co. 1,662 511,996
Hyundai Rotem Co. Ltd. 968 111,471
Industrial Bank of Korea 3,442 49,718
Kakao Corp. 3,908 120,649
KakaoBank Corp. 2,062 33,599
KB Financial Group, Inc. 4,592 450,799
Kia Corp. 2,973 293,527
Korea Aerospace Industries Ltd. 932 105,359
Korea Electric Power Corp. 3,254 92,512
Korea Investment Holdings Co. Ltd. 537 74,918
Korean Air Lines Co. Ltd. 2,343 37,795
Krafton, Inc. * 359 61,374
KT&G Corp. 1,188 127,749
LG Chem Ltd. 625 127,749
LG Corp. 1,167 65,986
LG Display Co. Ltd. * 3,751 27,542
LG Electronics, Inc. 1,339 97,077
a Shares Value
LG Energy Solution Ltd. * 592 $ 161,954
LG Uplus Corp. 1,267 13,176
LIG Nex1 Co. Ltd. 168 69,325
LS Electric Co. Ltd. 192 95,968
Meritz Financial Group, Inc. * 983 74,541
Mirae Asset Securities Co. Ltd. 2,546 107,900
NAVER Corp. 1,785 243,025
NH Investment & Securities Co. Ltd. 1,839 37,411
POSCO Future M Co. Ltd. 449 62,026
POSCO Holdings, Inc. 919 206,925
Posco International Corp. 671 31,323
S-Oil Corp. * 566 38,811
Samsung Biologics Co. Ltd. * ~ 146 149,630
Samsung C&T Corp. 1,082 189,629
Samsung Electro-Mechanics Co. Ltd. 713 204,281
Samsung Electronics Co. Ltd. 59,856 7,000,835
Samsung Episholdings Co. Ltd. * 94 31,919
Samsung Fire & Marine Insurance Co. Ltd. 378 113,223
Samsung Heavy Industries Co. Ltd. * 8,922 149,507
Samsung Life Insurance Co. Ltd. 1,021 147,216
Samsung SDI Co. Ltd. * 768 212,801
Samsung SDS Co. Ltd. 534 54,104
Samyang Foods Co. Ltd. 53 42,966
Shinhan Financial Group Co. Ltd. 5,536 329,953
SK Biopharmaceuticals Co. Ltd. * 380 23,939
SK Hynix, Inc. 6,926 3,929,568
SK Innovation Co. Ltd. 835 61,278
SK Square Co. Ltd. * 1,175 386,872
SK Telecom Co. Ltd. 1,329 68,763
SK, Inc. 466 95,807
Woori Financial Group, Inc. 8,370 183,486
Yuhan Corp. 667 42,640
20,297,397
Taiwan - 21.9%
spacing
Accton Technology Corp. 6,000 296,023
Advantech Co. Ltd. 5,898 60,478
Alchip Technologies Ltd. 1,000 81,552
ASE Technology Holding Co. Ltd. 43,000 473,265
Asia Cement Corp. 31,000 33,895
Asia Vital Components Co. Ltd. 4,000 264,198
Asustek Computer, Inc. 9,000 158,070
Bizlink Holding, Inc. 2,000 114,843
Caliway Biopharmaceuticals Co. Ltd. * 13,000 36,398
Catcher Technology Co. Ltd. 7,000 41,450
Cathay Financial Holding Co. Ltd. 121,202 270,988
Chailease Holding Co. Ltd. 19,663 68,141
Chang Hwa Commercial Bank Ltd. 91,691 58,910
China Airlines Ltd. 40,000 22,681
China Steel Corp. 150,000 89,665
Chroma ATE, Inc. 5,000 239,922
Chunghwa Telecom Co. Ltd. 48,000 200,103
Compal Electronics, Inc. 54,000 46,973
CTBC Financial Holding Co. Ltd. 214,000 347,775
Delta Electronics, Inc. 25,000 1,127,259
E Ink Holdings, Inc. 11,000 47,982
E.Sun Financial Holding Co. Ltd. 186,467 185,184
Elite Material Co. Ltd. 4,000 341,386
eMemory Technology, Inc. 1,000 85,146
Eva Airways Corp. 37,000 39,865
Evergreen Marine Corp. Taiwan Ltd. 14,000 88,311
Far Eastern New Century Corp. 42,000 34,951
Far EasTone Telecommunications Co. Ltd. 23,000 66,433
First Financial Holding Co. Ltd. 148,221 132,062

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Formosa Chemicals & Fibre Corp. 45,000 $ 64,246
Formosa Plastics Corp. 49,000 71,282
Fortune Electric Co. Ltd. 2,320 59,287
Fubon Financial Holding Co. Ltd. 106,573 291,767
Gigabyte Technology Co. Ltd. 7,000 50,150
Global Unichip Corp. 1,000 70,839
Globalwafers Co. Ltd. 4,000 54,562
Gold Circuit Electronics Ltd. 4,000 112,791
Hon Hai Precision Industry Co. Ltd. 160,000 978,042
Hon Precision, Inc. 1,000 110,646
Hotai Motor Co. Ltd. 4,120 63,264
Hua Nan Financial Holdings Co. Ltd. 116,184 121,799
Innolux Corp. 97,063 74,492
International Games System Co. Ltd. 3,000 71,661
Inventec Corp. 35,000 44,857
Jentech Precision Industrial Co. Ltd. 1,000 125,739
KGI Financial Holding Co. Ltd. 207,376 127,386
King Slide Works Co. Ltd. 1,000 103,615
King Yuan Electronics Co. Ltd. 15,000 128,313
Largan Precision Co. Ltd. 1,000 68,593
Lite-On Technology Corp. 25,000 114,406
Lotes Co. Ltd. 1,000 66,737
MediaTek, Inc. 19,000 911,338
Mega Financial Holding Co. Ltd. 152,194 184,709
Nan Ya Plastics Corp. 66,000 157,785
Novatek Microelectronics Corp. 8,000 96,574
Pegatron Corp. 26,000 63,038
PharmaEssentia Corp. 4,219 80,913
President Chain Store Corp. 7,000 49,301
Quanta Computer, Inc. 35,000 314,963
Realtek Semiconductor Corp. 7,000 106,462
Shanghai Commercial & Savings Bank Ltd. 50,178 61,506
SinoPac Financial Holdings Co. Ltd. 159,866 155,215
Taiwan Business Bank 95,312 45,224
Taiwan Cooperative Financial Holding Co. Ltd. 140,632 104,044
Taiwan High Speed Rail Corp. 26,000 21,540
Taiwan Mobile Co. Ltd. 22,000 75,220
Taiwan Semiconductor Manufacturing Co. Ltd. 312,000 18,044,372
TCC Group Holdings Co. Ltd. 87,493 63,729
Teco Electric & Machinery Co. Ltd. 15,000 29,457
TS Financial Holding Co. Ltd. 269,919 198,536
Uni-President Enterprises Corp. 62,000 138,492
Unimicron Technology Corp. 17,270 252,701
United Microelectronics Corp. 145,000 259,927
Vanguard International Semiconductor Corp. 15,098 56,043
Wan Hai Lines Ltd. 9,500 23,107
Wistron Corp. 39,000 155,088
Wiwynn Corp. 1,000 107,606
Yageo Corp. 20,844 164,718
Yang Ming Marine Transport Corp. 22,000 36,198
Yuanta Financial Holding Co. Ltd. 137,856 195,971
Zhen Ding Technology Holding Ltd. 10,000 66,828
30,248,988
Thailand - 1.1%
spacing
Advanced Info Service PCL 13,300 151,809
Airports of Thailand PCL 54,600 87,115
Bangkok Dusit Medical Services PCL 139,700 79,635
Bumrungrad Hospital PCL 7,600 37,957
Central Pattana PCL 26,400 50,702
Charoen Pokphand Foods PCL 45,600 29,169
CP ALL PCL 68,300 95,248
Delta Electronics Thailand PCL NVDR 39,800 323,255
Gulf Development PCL 57,489 104,655
a Shares Value
Kasikornbank PCL NVDR 7,500 $ 43,757
Krung Thai Bank PCL 45,800 48,979
Minor International PCL 39,390 26,256
PTT Exploration & Production PCL 17,500 84,315
PTT PCL 121,700 129,154
SCB X PCL 1,050 4,585
SCB X PCL NVDR 9,700 42,641
Siam Cement PCL 10,000 63,799
TMBThanachart Bank PCL 311,200 21,876
True Corp. PCL 132,574 58,335
1,483,242
Turkey - 0.4%
spacing
Akbank TAS 39,297 58,653
Aselsan Elektronik Sanayi Ve Ticaret AS 17,557 126,237
BIM Birlesik Magazalar AS 5,762 88,815
Eregli Demir ve Celik Fabrikalari TAS 42,829 27,434
Ford Otomotiv Sanayi AS 8,675 19,821
Haci Omer Sabanci Holding AS 14,284 28,898
KOC Holding AS 9,625 42,396
Turk Hava Yollari AO 6,978 46,330
Turkcell Iletisim Hizmetleri AS 15,073 36,039
Turkiye Is Bankasi AS Class C  107,831 31,978
Turkiye Petrol Rafinerileri AS 12,290 71,398
Yapi ve Kredi Bankasi AS * 42,370 31,735
609,734
United Arab Emirates - 1.3%
spacing
Abu Dhabi Commercial Bank PJSC 40,429 138,033
Abu Dhabi Islamic Bank PJSC 18,692 107,541
Abu Dhabi National Oil Co. for Distribution
PJSC 40,730 42,266
ADNOC Drilling Co. PJSC 39,838 56,339
Adnoc Gas PLC 75,026 66,165
ADNOC Logistics & Services 22,398 31,902
Air Arabia PJSC 25,228 27,952
Aldar Properties PJSC * 48,971 105,847
Dubai Electricity & Water Authority PJSC 77,427 57,438
Dubai Islamic Bank PJSC * 37,283 75,626
Emaar Development PJSC 12,921 48,911
Emaar Properties PJSC 84,177 275,464
Emirates NBD Bank PJSC 24,190 182,245
Emirates Telecommunications Group Co.
PJSC 44,384 229,216
First Abu Dhabi Bank PJSC 56,478 267,978
Salik Co. PJSC 24,394 34,304
1,747,227
United States - 0.2%
spacing
BeOne Medicines Ltd. Class H * 10,789 242,023
JBS NV Class A * 4,994 89,692
Legend Biotech Corp. ADR * 899 16,263
347,978
Total Common Stocks
    (Cost $129,205,014) 129,780,591

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2026, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
3.673% due 05/14/26 ‡ $ 82,000 $ 81,644
Total Short-Term Investments
(Cost $81,646) 81,644
TOTAL INVESTMENTS - 96.3%
(Cost $131,468,876) 132,898,531
DERIVATIVES - 0.0% 16,543
OTHER ASSETS & LIABILITIES, NET - 3.7% 5,104,491
NET ASSETS - 100.0% $ 138,019,565
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 06/26 76 $ 5,510,937 $ 5,527,480 $ 16,543

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * ± Ω 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.2%
Germany - 0.2%
spacing
Bayerische Motoren Werke AG 1,863 171,493
Dr. Ing hc F Porsche AG ~ 3,880 176,751
Henkel AG & Co. KGaA 5,464 422,089
Volkswagen AG 7,026 718,707
1,489,040
Total Preferred Stocks
    (Cost $1,824,502) 1,489,040
COMMON STOCKS - 95.1%
Australia - 6.2%
spacing
ANZ Group Holdings Ltd. 102,708 2,582,618
Aristocrat Leisure Ltd. 18,855 599,311
BHP Group Ltd. 173,062 6,261,821
Commonwealth Bank of Australia 57,023 6,677,778
CSL Ltd. 16,531 1,623,658
Fortescue Ltd. 57,703 824,553
Glencore PLC * 339,896 2,574,329
Goodman Group REIT 69,676 1,250,929
Macquarie Group Ltd. 12,338 1,752,697
National Australia Bank Ltd. 104,525 3,023,454
Rio Tinto Ltd. 12,653 1,437,553
Rio Tinto PLC 38,466 3,568,632
Telstra Group Ltd. 134,228 495,517
Transurban Group >> 106,135 1,035,330
Wesfarmers Ltd. 38,684 1,975,049
Westpac Banking Corp. 116,546 3,220,779
Woodside Energy Group Ltd. 64,779 1,537,693
40,441,701
Austria - 0.2%
spacing
Erste Group Bank AG 10,491 1,133,293
Verbund AG 2,320 177,293
1,310,586
Belgium - 0.7%
spacing
Anheuser-Busch InBev SA 33,681 2,330,256
KBC Group NV 7,827 957,962
UCB SA 4,308 1,297,986
4,586,204
Brazil - 0.3%
spacing
Wheaton Precious Metals Corp. 15,470 2,030,639
Canada - 11.8%
spacing
Agnico Eagle Mines Ltd. 17,107 3,472,434
Alimentation Couche-Tard, Inc. † 25,084 1,421,805
Bank of Montreal 24,110 3,265,622
Bank of Nova Scotia 42,117 2,920,730
Barrick Mining Corp. 57,499 2,349,808
a Shares Value
Brookfield Asset Management Ltd. Class A † 13,952 $ 620,323
Brookfield Corp. 70,258 2,846,987
Cameco Corp. 14,836 1,613,392
Canadian Imperial Bank of Commerce 31,647 2,999,310
Canadian National Railway Co. 17,827 1,834,857
Canadian Natural Resources Ltd. (TSE) 70,981 3,462,563
Canadian Pacific Kansas City Ltd. 30,573 2,405,885
Cenovus Energy, Inc. 48,130 1,277,377
Constellation Software, Inc. 686 1,204,231
Dollarama, Inc. 9,329 1,144,950
Enbridge, Inc. 74,326 4,029,131
Fairfax Financial Holdings Ltd. 701 1,194,446
Fortis, Inc. 17,221 960,766
Franco-Nevada Corp. 6,569 1,626,549
George Weston Ltd. 5,819 411,107
Great-West Lifeco, Inc. 9,265 433,912
Hydro One Ltd. ~ 11,240 464,192
Imperial Oil Ltd. 5,767 755,377
Intact Financial Corp. 6,077 1,101,208
Kinross Gold Corp. 41,131 1,257,495
Loblaw Cos. Ltd. 20,021 912,754
Manulife Financial Corp. 57,149 1,968,644
National Bank of Canada 13,287 1,719,354
Nutrien Ltd. 16,470 1,243,271
Pembina Pipeline Corp. 19,799 886,265
Restaurant Brands International, Inc. 11,211 829,603
Royal Bank of Canada 47,620 7,698,070
Shopify, Inc. Class A * 41,660 4,943,138
Sun Life Financial, Inc. 18,870 1,182,173
Suncor Energy, Inc. 40,933 2,707,386
TC Energy Corp. 35,458 2,220,363
Thomson Reuters Corp. 5,355 483,340
Toronto-Dominion Bank 57,569 5,376,583
77,245,401
Chile - 0.1%
spacing
Antofagasta PLC 13,437 602,575
China - 0.4%
spacing
BOC Hong Kong Holdings Ltd. 126,006 695,176
Prosus NV 44,584 2,064,040
2,759,216
Czech Republic - 0.0%
spacing
CSG NV * 6,815 183,852
Denmark - 1.0%
spacing
DSV AS 6,964 1,681,862
Novo Nordisk AS Class B  109,741 4,015,913
Novonesis Novozymes B Class B  12,007 713,350
6,411,125
Finland - 0.7%
spacing
Kone OYJ Class B  11,582 739,403
Nokia OYJ (OMXH) 180,495 1,447,934
Nordea Bank Abp 105,306 1,813,281
Sampo OYJ Class A  81,874 870,823
4,871,441
France - 8.2%
spacing
Air Liquide SA 19,742 4,080,642
Airbus SE 20,248 3,828,347
AXA SA 56,983 2,618,456

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
BNP Paribas SA 34,249 $ 3,262,684
Capgemini SE 5,211 614,890
Cie de Saint-Gobain SA 15,175 1,256,405
Cie Generale des Etablissements Michelin
SCA 22,258 762,534
Credit Agricole SA 36,087 673,540
Danone SA 22,057 1,762,512
Dassault Systemes SE 22,855 462,682
Engie SA 62,236 2,005,707
EssilorLuxottica SA 10,261 2,391,071
Hermes International SCA 1,079 2,044,005
Kering SA 2,537 770,394
Legrand SA 8,936 1,388,249
L'Oreal SA 8,185 3,341,858
LVMH Moet Hennessy Louis Vuitton SE 8,479 4,635,040
Orange SA 63,448 1,300,878
Safran SA 12,117 3,965,038
Sartorius Stedim Biotech 995 193,788
Societe Generale SA 23,518 1,717,211
Thales SA 3,158 926,068
TotalEnergies SE 67,670 6,210,354
Veolia Environnement SA 21,483 818,202
Vinci SA 16,851 2,529,322
53,559,877
Germany - 8.4%
spacing
adidas AG 5,827 943,139
Allianz SE 12,963 5,474,514
BASF SE 30,412 1,873,086
Bayer AG 33,476 1,549,209
Bayerische Motoren Werke AG 9,560 884,364
Beiersdorf AG 3,307 297,258
Commerzbank AG 24,972 910,961
Daimler Truck Holding AG 15,652 770,795
Deutsche Bank AG 61,847 1,840,571
Deutsche Boerse AG 6,416 1,879,537
Deutsche Post AG 31,349 1,652,309
Deutsche Telekom AG 125,357 4,678,733
E.ON SE 76,502 1,675,506
Hannover Rueck SE 2,055 646,094
Heidelberg Materials AG 4,560 962,326
Henkel AG & Co. KGaA 3,541 254,352
Infineon Technologies AG 44,499 2,018,747
Mercedes-Benz Group AG 24,608 1,512,479
Merck KGaA 4,404 559,545
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 4,452 2,811,622
Rheinmetall AG 1,567 2,643,194
RWE AG 21,544 1,449,454
SAP SE 35,582 6,066,111
Siemens AG 25,897 6,309,393
Siemens Energy AG 26,408 4,554,045
Siemens Healthineers AG ~ 11,531 491,982
Vonovia SE 26,012 650,623
55,359,949
Hong Kong - 1.3%
spacing
AIA Group Ltd. 358,065 3,978,576
CLP Holdings Ltd. 55,996 527,196
Hong Kong Exchanges & Clearing Ltd. 41,015 2,069,123
Prudential PLC 86,752 1,206,123
Sun Hung Kai Properties Ltd. 49,496 824,150
8,605,168
a Shares Value
Israel - 0.6%
spacing
Bank Hapoalim BM 42,613 $ 1,000,766
Bank Leumi Le-Israel BM 50,505 1,129,435
Elbit Systems Ltd. 950 800,956
Teva Pharmaceutical Industries Ltd. ADR * 39,078 1,177,029
4,108,186
Italy - 2.3%
spacing
Banca Monte dei Paschi di Siena SpA 67,296 587,193
Enel SpA 277,141 3,029,935
Eni SpA 69,696 1,981,721
Ferrari NV 4,295 1,457,310
Generali 29,045 1,168,524
Intesa Sanpaolo SpA 474,684 2,870,834
Ryanair Holdings PLC 28,611 805,453
UniCredit SpA 47,769 3,427,129
15,328,099
Japan - 17.6%
spacing
Advantest Corp. 26,100 3,601,973
Aeon Co. Ltd. 75,900 907,456
Ajinomoto Co., Inc. 30,800 870,754
Bridgestone Corp. 38,900 810,608
Canon, Inc. 29,500 818,547
Central Japan Railway Co. 26,300 683,831
Chugai Pharmaceutical Co. Ltd. 22,900 1,262,899
Dai-ichi Life Holdings, Inc. 119,800 1,104,794
Daiichi Sankyo Co. Ltd. 61,300 1,096,698
Daikin Industries Ltd. 9,000 1,079,522
Denso Corp. 59,500 746,016
Disco Corp. 3,100 1,263,508
East Japan Railway Co. 32,800 750,184
FANUC Corp. 31,800 1,108,450
Fast Retailing Co. Ltd. 6,500 2,568,190
FUJIFILM Holdings Corp. 38,100 726,020
Fujitsu Ltd. 60,000 1,227,040
Hitachi Ltd. 156,100 4,579,270
Honda Motor Co. Ltd. 125,900 1,018,980
Hoya Corp. 11,500 1,993,644
ITOCHU Corp. 202,500 2,575,897
Japan Post Bank Co. Ltd. 60,933 993,831
Japan Post Holdings Co. Ltd. 60,800 702,024
Japan Tobacco, Inc. 40,900 1,569,082
KDDI Corp. 99,900 1,700,970
Keyence Corp. 6,600 2,348,987
Kioxia Holdings Corp. * 6,400 835,841
Komatsu Ltd. 32,400 1,290,186
Marubeni Corp. 48,100 1,759,591
Mitsubishi Corp. 109,800 3,766,795
Mitsubishi Electric Corp. 64,800 2,119,419
Mitsubishi Heavy Industries Ltd. 109,200 3,000,451
Mitsubishi UFJ Financial Group, Inc. 384,200 6,506,012
Mitsui & Co. Ltd. 84,200 3,254,552
Mitsui Fudosan Co. Ltd. 90,100 960,505
Mizuho Financial Group, Inc. 84,800 3,433,023
MS&AD Insurance Group Holdings, Inc. 43,800 1,142,986
Murata Manufacturing Co. Ltd. 56,800 1,274,434
NEC Corp. 44,200 1,099,832
Nintendo Co. Ltd. 37,600 2,146,420
NTT, Inc. 1,018,200 1,018,674
Oriental Land Co. Ltd. 36,800 626,328
ORIX Corp. 39,600 1,174,985
Otsuka Holdings Co. Ltd. 14,800 1,050,369

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Panasonic Holdings Corp. 79,400 $ 1,331,645
Recruit Holdings Co. Ltd. 48,000 2,091,357
Renesas Electronics Corp. 60,500 864,982
Seven & i Holdings Co. Ltd. 71,000 954,924
Shin-Etsu Chemical Co. Ltd. 57,500 2,341,330
SoftBank Corp. 979,800 1,311,093
SoftBank Group Corp. 126,500 3,080,243
Sompo Holdings, Inc. 30,200 1,175,633
Sony Group Corp. 209,500 4,366,549
Sumitomo Corp. 37,100 1,388,247
Sumitomo Mitsui Financial Group, Inc. 124,900 4,106,751
Suzuki Motor Corp. 53,500 652,097
Takeda Pharmaceutical Co. Ltd. 54,200 1,996,070
Terumo Corp. 45,400 609,938
Tokio Marine Holdings, Inc. 62,600 2,938,502
Tokyo Electron Ltd. 15,300 3,801,299
Toyota Industries Corp. * 779 100,740
Toyota Motor Corp. 322,900 6,712,230
Toyota Tsusho Corp. 23,500 910,784
115,303,992
Luxembourg - 0.1%
spacing
ArcelorMittal SA 14,524 753,236
Netherlands - 4.4%
spacing
Adyen NV * ~ 860 860,731
Argenx SE * 2,109 1,530,584
ASM International NV 1,597 1,210,450
ASML Holding NV 13,226 17,587,353
Heineken NV 9,813 754,800
ING Groep NV 99,510 2,582,948
Koninklijke Ahold Delhaize NV 30,367 1,414,167
Koninklijke Philips NV 26,249 717,969
Nebius Group NV * 7,273 754,646
Universal Music Group NV 37,499 727,886
Wolters Kluwer NV 7,923 591,755
28,733,289
Norway - 0.3%
spacing
DNB Bank ASA 30,209 945,198
Equinor ASA 26,137 1,113,551
2,058,749
Singapore - 1.4%
spacing
DBS Group Holdings Ltd. 72,509 3,226,659
Oversea-Chinese Banking Corp. Ltd. 115,357 1,975,806
Sea Ltd. ADR * 13,489 1,117,024
Singapore Telecommunications Ltd. 253,200 972,861
STMicroelectronics NV 23,071 785,074
United Overseas Bank Ltd. 42,600 1,219,457
9,296,881
South Africa - 0.3%
spacing
Anglo American PLC 38,134 1,637,306
Spain - 3.3%
spacing
Aena SME SA ~ 25,556 753,833
Amadeus IT Group SA 15,351 877,781
Banco Bilbao Vizcaya Argentaria SA 194,531 4,201,784
Banco Santander SA 500,533 5,611,336
CaixaBank SA (SIBE) 131,647 1,578,139
Endesa SA 10,823 451,352
Iberdrola SA 219,240 5,019,314
a Shares Value
Industria de Diseno Textil SA 37,169 $ 2,163,563
Naturgy Energy Group SA 9,086 272,003
Telefonica SA 125,586 549,505
21,478,610
Sweden - 2.3%
spacing
Assa Abloy AB Class B  34,153 1,234,558
Atlas Copco AB Class A  91,526 1,615,143
Atlas Copco AB Class B  53,186 831,417
Epiroc AB Class A  22,456 552,796
Epiroc AB Class B  13,288 284,650
EQT AB 16,828 522,134
H & M Hennes & Mauritz AB Class B  16,817 314,627
Hexagon AB Class B  70,745 688,499
Investor AB Class B  62,082 2,351,338
Sandvik AB 36,331 1,396,630
Skandinaviska Enskilda Banken AB Class A  51,586 953,252
Svenska Handelsbanken AB Class A  49,701 655,244
Swedbank AB Class A † 28,929 986,002
Telefonaktiebolaget LM Ericsson Class B  95,362 1,087,149
Volvo AB Class B † 54,150 1,780,414
15,253,853
Switzerland - 3.6%
spacing
ABB Ltd. 53,406 4,342,331
Chocoladefabriken Lindt & Spruengli AG (LISN
SW) 4 572,526
Chocoladefabriken Lindt & Spruengli AG (LISP
SW) 32 449,343
Cie Financiere Richemont SA Class A  18,318 3,234,336
Galderma Group AG 6,282 1,234,625
Givaudan SA 315 1,065,173
Kuehne & Nagel International AG 1,646 376,942
Lonza Group AG 2,393 1,535,153
Partners Group Holding AG 773 833,171
Schindler Holding AG (SCHN SW) 800 251,962
Schindler Holding AG (SCHP SW) 1,387 456,868
Sika AG 5,195 859,867
Swisscom AG 882 740,142
UBS Group AG (XVTX) 108,170 4,217,915
Zurich Insurance Group AG 4,987 3,524,904
23,695,258
United Kingdom - 9.4%
spacing
3i Group PLC 33,847 1,103,108
AstraZeneca PLC 52,847 10,333,700
BAE Systems PLC 102,249 2,997,788
Barclays PLC 471,642 2,468,331
British American Tobacco PLC 74,225 4,309,415
Coca-Cola Europacific Partners PLC 7,081 642,034
Compass Group PLC 57,941 1,616,607
Diageo PLC 75,865 1,410,878
HSBC Holdings PLC 585,240 9,611,154
Imperial Brands PLC 25,672 1,040,943
Lloyds Banking Group PLC 2,006,511 2,486,938
London Stock Exchange Group PLC 15,618 1,844,294
National Grid PLC 169,305 2,857,885
NatWest Group PLC 272,514 2,018,768
Reckitt Benckiser Group PLC 21,982 1,478,077
RELX PLC 62,046 2,032,773
Rolls-Royce Holdings PLC 286,164 4,347,525
SSE PLC 41,131 1,421,841
Standard Chartered PLC 65,403 1,362,989

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Tesco PLC 217,619 $ 1,367,742
Unilever PLC 74,306 4,079,353
Vodafone Group PLC 638,992 963,824
61,795,967
United States - 10.2%
spacing
Alcon AG 17,027 1,287,075
AP Moller - Maersk AS Class A  100 244,853
AP Moller - Maersk AS Class B  134 334,716
BP PLC 536,453 4,198,713
Experian PLC 31,265 1,081,597
Ferrovial SE 17,502 1,138,618
GSK PLC 138,869 3,825,213
Haleon PLC 303,489 1,501,965
Holcim AG 17,384 1,436,995
Nestle SA 87,794 8,611,801
Novartis AG 64,782 9,943,669
Roche Holding AG 23,939 9,553,836
Roche Holding AG Class BR (RO SW) 1,091 452,069
Sanofi SA 37,399 3,611,613
Schneider Electric SE 18,682 5,088,633
Shell PLC 194,206 8,994,662
Spotify Technology SA * 5,336 2,587,480
Stellantis NV 68,706 496,578
Sunbelt Rentals Holdings, Inc. 14,186 904,944
Swiss Re AG 10,180 1,710,007
67,005,037
Total Common Stocks
    (Cost $461,742,686) 624,416,197
Principal
Amount
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bills - 0.0%
3.673% due 05/14/26 ‡ $ 490,000 487,874
Total Short-Term Investments
(Cost $487,886) 487,874
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 95.3%
    (Cost $464,055,074) 626,393,111
Shares
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity
Funds 3.520
%
471,059 471,059
Principal
Amount
Repurchase Agreements - 0.5%
Clear Street LLC
3.690% due 04/01/26
(Dated 03/31/26, repurchase price of
$2,357,565; collateralized by Federal
National Mortgage Association and
Government National Mortgage Association:
with rates ranging from 2.500% - 7.500%
and maturity dates ranging from 10/01/30
- 03/20/65 and an aggregate value of
$2,404,717) $ 2,357,324 2,357,324
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 04/15/26
(Dated 03/31/26, repurchase price of
$1,080,609; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 3.875% and maturity dates ranging from
04/15/29 - 01/15/32 and an aggregate value
of $1,107,421) $ 1,078,928 $ 1,078,928
3,436,252
Total Securities Lending Collateral
(Cost $3,907,311) 3,907,311
a
TOTAL INVESTMENTS - 95.9%
(Cost $467,962,385) 630,300,422
DERIVATIVES - 0.1% 419,991
OTHER ASSETS & LIABILITIES, NET - 4.0% 26,206,474
NET ASSETS - 100.0% $ 656,926,887

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2026, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 06/26 198 $ 28,348,693 $ 28,720,890 $ 372,197
Montreal Exchange S&P/TSX 60 Index 06/26 11 2,969,358 3,017,152 47,794
Total Futures Contracts $ 419,991

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
March 31, 2026 (Unaudited)

See Supplemental Notes to Schedules of Investments
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
† Securities (or a portion of securities) on loan as of March 31, 2026.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts, and/or swap agreements as of March 31, 2026.
§ Variable rate investments. The rate shown is based on the latest available information as of March 31, 2026. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of March 31, 2026. The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of March 31, 2026. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
NWM Natwest Markets PLC
SCB Standard Chartered Bank
SGN Societe Generale
SSB State Street Bank and Trust Co.
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CNH Renminbi Offshore (Hong Kong)
COP Colombia Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
REIT Real Estate Investment Trust

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms (Continued)
March 31, 2026 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the
Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.
Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief
Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Bond Contracts
Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended March 31, 2026 are summarized in the following table:
3. INVESTMENTS IN AFFILIATED FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2026 is as follows:
r
:
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Floating Rate Income $ 535,445 $ 536,710 $ 1,265
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 26,380,150 $ 493,045 ( $ 2,387,380 ) $ 159,941 ( $ 91,625 ) $ 24,554,131 1,914,335
PD Aggregate Bond Index Class P 212,932,725 2,195,414 (15,597,373) 1,972,923 (1,851,254) 199,652,435 14,472,586
PD High Yield Bond Market Class P 33,596,090 555,183 (2,526,233) 432,311 (644,177) 31,413,174 1,404,059
PD Large-Cap Growth Index Class P 61,404,420 7,941,017 (3,614,541) 1,530,276 (7,466,175) 59,794,997 507,208
PD Large-Cap Value Index Class P 62,331,845 1,373,328 (10,940,532) 3,427,646 (1,814,740) 54,377,547 905,603
PD Mid-Cap Index Class P 16,615,111 230,014 (1,204,270) 368,857 (133,325) 15,876,387 929,104
PD Small-Cap Growth Index Class P 4,672,457 4,767,348 (2,127,993) 329,346 (814,871) 6,826,287 132,045
PD Small-Cap Value Index Class P 4,739,456 2,235,702 (346,663) 49,644 114,635 6,792,774 151,013
PD Emerging Markets Index Class P 7,271,345 4,187,608 (2,330,389) 284,897 (356,036) 9,057,425 357,686
PD International Large-Cap Index Class P 48,795,589 2,037,356 (7,809,057) 2,893,955 (2,233,683) 43,684,160 1,231,576
Total $ 478,739,188 $ 26,016,015 ( $ 48,884,431 ) $ 11,449,796 ( $ 15,291,251 ) $ 452,029,317
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 114,438,305 $ 1,512,534 ( $ 8,888,015 ) $ 469,306 ( $ 178,710 ) $ 107,353,420 8,369,686
PD Aggregate Bond Index Class P 659,625,165 347,498 (24,949,084) 2,929,501 (2,617,717) 635,335,363 46,054,763
PD High Yield Bond Market Class P 152,680,675 1,688,461 (9,474,374) 1,815,203 (2,827,942) 143,882,023 6,431,025
PD Large-Cap Growth Index Class P 513,372,987 57,688,118 (16,563,868) 6,879,960 (57,511,603) 503,865,594 4,274,011
PD Large-Cap Value Index Class P 508,444,057 393,762 (86,140,892) 55,572,812 (42,406,045) 435,863,694 7,258,871
PD Mid-Cap Index Class P 125,848,182 11,669,381 (5,588,481) 1,666,269 (278,546) 133,316,805 7,801,849
PD Small-Cap Growth Index Class P 37,159,520 25,440,365 (10,991,753) 1,667,375 (4,639,465) 48,636,042 940,793
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Moderate Growth (continued)
PD Small-Cap Value Index Class P $ 50,258,570 $ 9,983,303 ( $ 1,890,749 ) $ 200,455 $ 1,945,457 $ 60,497,036 1,344,932
PD Emerging Markets Index Class P 64,253,588 7,373,196 (12,226,294) 1,459,072 (359,955) 60,499,607 2,389,187
PD International Large-Cap Index Class P 310,473,778 6,872,135 (25,695,481) 13,379,856 (10,165,340) 294,864,948 8,313,051
Total $ 2,536,554,827 $ 122,968,753 ( $ 202,408,991 ) $ 86,039,809 ( $ 119,039,866 ) $ 2,424,114,532
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 82,815,848 $ 1,800,855 ( $ 8,905,264 ) $ 309,381 ( $ 98,837 ) $ 75,921,983 5,919,170
PD Aggregate Bond Index Class P 258,182,938 12,873,066 (13,758,379) (141,377) 353,276 257,509,524 18,666,583
PD High Yield Bond Market Class P 93,225,951 1,824,690 (8,581,101) 1,686,813 (2,299,853) 85,856,500 3,837,487
PD Large-Cap Growth Index Class P 479,095,449 64,228,987 (26,220,947) 10,908,269 (58,669,626) 469,342,132 3,981,168
PD Large-Cap Value Index Class P 476,033,347 1,347,522 (85,019,049) 33,406,211 (21,182,821) 404,585,210 6,737,959
PD Mid-Cap Index Class P 133,194,099 20,859,693 (10,773,396) 3,187,921 (1,824,541) 144,643,776 8,464,716
PD Small-Cap Growth Index Class P 50,419,865 21,134,981 (10,630,990) 3,440,036 (6,317,280) 58,046,612 1,122,827
PD Small-Cap Value Index Class P 51,147,565 7,784,504 (3,461,784) 363,158 1,927,248 57,760,691 1,284,100
PD Emerging Markets Index Class P 73,233,586 4,887,927 (12,345,827) 4,378,239 (2,763,416) 67,390,509 2,661,315
PD International Large-Cap Index Class P 368,619,623 5,217,105 (66,166,348) 22,465,458 (17,331,224) 312,804,614 8,818,820
Total $ 2,065,968,271 $ 141,959,330 ( $ 245,863,085 ) $ 80,004,109 ( $ 108,207,074 ) $ 1,933,861,551
– – – – – –
Pacific Dynamix - Aggressive Growth
PD 1-3 Year Corporate Bond Class P $ 437,913 $ 133,930 ( $ 44,526 ) $ 1,527 ( $ 560 ) $ 528,284 41,187
PD Aggregate Bond Index Class P 546,119 261,823 (11,759) 665 (492) 796,356 57,727
PD High Yield Bond Market Class P 657,331 199,522 (53,921) 2,869 (9,261) 796,540 35,603
PD Large-Cap Growth Index Class P 5,932,618 2,376,225 (129,355) 12,067 (707,871) 7,483,684 63,480
PD Large-Cap Value Index Class P 5,252,724 1,464,991 (505,473) 71,007 17,260 6,300,509 104,929
PD Mid-Cap Index Class P 1,733,665 497,598 (94,784) 9,471 1,111 2,147,061 125,648
PD Small-Cap Growth Index Class P 640,034 646,854 (20,996) 2,799 (57,032) 1,211,659 23,438
PD Small-Cap Value Index Class P 757,047 320,542 (36,205) 5,456 24,897 1,071,737 23,826
PD Emerging Markets Index Class P 885,409 323,008 (141,252) 34,777 (30,157) 1,071,785 42,326
PD International Large-Cap Index Class P 5,010,247 1,331,639 (788,048) 208,328 (185,016) 5,577,150 157,235
Total $ 21,853,107 $ 7,556,132 ( $ 1,826,319 ) $ 348,966 ( $ 947,121 ) $ 26,984,765
– – – – – –
Portfolio Optimization Conservative
Bond Plus Class P $ 75,041,329 $ 2,131,322 ( $ 2,437,191 ) $ 95,836 ( $ 276,461 ) $ 74,554,835 7,012,692
Core Income Class P 31,198,419 1,319,619 (2,240,071) 304,491 (407,384) 30,175,074 2,254,981
Diversified Bond Class P 156,061,649 2,182,769 (51,384,352) (2,143,398) 1,809,378 106,526,046 7,063,393
Floating Rate Income Class P 9,156,121 280,522 (694,101) 36,756 (87,968) 8,691,330 480,871
High Yield Bond Class P 59,528,255 1,455,163 (3,850,948) 707,230 (932,465) 56,907,235 4,503,536
Inflation Managed Class P 27,274,585 356,178 (5,749,798) 210,199 (197,983) 21,893,181 1,427,129
Intermediate Bond Class P 76,089,997 94,952,547 (5,310,533) 530,104 42,736 166,304,851 16,413,212
Short Duration Bond Class P 86,894,361 2,539,540 (6,981,261) 752,511 (510,942) 82,694,209 6,604,055
Total Return Class P 137,656,242 4,943,899 (37,938,784) 3,935,045 (4,722,349) 103,874,053 6,163,113
Emerging Markets Debt Class P 32,134,121 492,418 (6,487,762) 1,281,718 (1,441,989) 25,978,506 1,659,033
Equity Index Class P 726,296 8,041,545 (206,682) 44,527 (239,549) 8,366,137 46,521
Focused Growth Class P 810,604 140,389 (48,431) 9,751 (100,001) 812,312 10,219
Growth Class P 1,628,076 6,306,089 (281,981) 34,248 (606,868) 7,079,564 80,731
Large-Cap Core Class P 36,788,797 438,426 (13,438,504) 4,206,665 (6,230,389) 21,764,995 212,612
Large-Cap Growth Class P 2,628,276 13,684,377 (562,711) 92,882 (1,159,796) 14,683,028 400,004
Large-Cap Plus Bond Alpha Class P 23,067,760 682,600 (5,451,442) 744,900 (1,503,919) 17,539,899 1,507,744
Large-Cap Value Class P 1,279,934 948,023 (105,684) 17,618 (15,316) 2,124,575 42,672
Mid-Cap Growth Class P 2,329,375 6,335,196 (334,135) (2,150) (311,160) 8,017,126 274,111
Mid-Cap Plus Bond Alpha Class P 22,789,079 10,191 (12,573,764) 2,508,218 (2,030,328) 10,703,396 208,157
Mid-Cap Value Class P 6,827,000 6,080,077 (600,161) 108,090 (210,360) 12,204,646 221,384
QQQ Plus Bond Alpha Class P 23,834,921 763,995 (7,408,404) 1,212,688 (2,180,293) 16,222,907 1,383,032
Small-Cap Equity Class P 1,095,398 3,245,959 (1,118,682) 110,251 (236,783) 3,096,143 63,844
Small-Cap Growth Class P 6,207,716 5,946,639 (4,566,752) 170,774 (351,994) 7,406,383 191,713
Small-Cap Index Class P 269,190 587,647 (34,352) 4,049 (29,905) 796,629 19,083
Small-Cap Plus Bond Alpha Class P 5,381,679 73,715 (3,566,604) 430,361 (193,872) 2,125,279 184,795
Small-Cap Value Class P 632,711 3,782,758 (126,361) 25,492 (4,281) 4,310,319 105,209
Value Class P 24,871,236 719,639 (11,933,900) 4,032,724 (3,351,964) 14,337,735 457,632
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative (continued)
Value Advantage Class P $ 7,933,712 $ 189,468 ( $ 4,179,092 ) $ 650,225 ( $ 527,932 ) $ 4,066,381 121,482
Emerging Markets Class P 9,329,899 3,672,872 (4,404,537) 870,791 (656,654) 8,812,371 338,351
International Equity Plus Bond Alpha
Class P 18,921,677 226,011 (12,232,662) 2,028,734 (1,465,543) 7,478,217 589,705
International Growth Class P 3,282,156 10,024,701 (466,815) 59,046 (771,243) 12,127,845 1,074,609
International Large-Cap Class P 2,603,502 4,818,195 (3,262,380) 465,967 (666,581) 3,958,703 214,902
International Small-Cap Class P 9,229,258 293,897 (5,275,489) 1,071,638 (901,319) 4,417,985 203,247
International Value Class P 8,069,625 1,875,868 (2,763,694) 919,836 (510,842) 7,590,793 246,460
Real Estate Class P 4,514,358 3,158 (4,580,217) 134,647 (71,946) – –
Total $ 916,087,314 $ 189,545,412 ( $ 222,598,237 ) $ 25,662,464 ( $ 31,054,265 ) $ 877,642,688
– – – – – –
Portfolio Optimization Moderate-Conservative
Bond Plus Class P $ 93,289,205 $ – ( $ 8,339,103 ) $ 366,123 ( $ 584,740 ) $ 84,731,485 7,969,917
Core Income Class P 38,825,981 1,969 (4,483,331) 603,455 (718,632) 34,229,442 2,557,964
Diversified Bond Class P 171,928,268 8,827 (51,426,715) (2,096,654) 1,671,801 120,085,527 7,962,478
Floating Rate Income Class P 6,765,494 6,237,093 (419,719) 22,664 (54,423) 12,551,109 694,423
High Yield Bond Class P 47,369,280 640,056 (3,577,637) 454,715 (635,506) 44,250,908 3,501,937
Inflation Managed Class P 20,153,661 726 (7,532,978) 331,145 (306,010) 12,646,544 824,378
Intermediate Bond Class P 92,897,938 100,727,504 (6,542,707) 643,151 8,300 187,734,186 18,528,149
Short Duration Bond Class P 94,620,707 4,722 (13,183,917) 1,729,906 (1,463,821) 81,707,597 6,525,263
Total Return Class P 171,261,943 8,638 (53,423,161) 5,068,318 (5,948,768) 116,966,970 6,939,949
Emerging Markets Debt Class P 33,919,960 1,816 (8,751,652) 1,064,072 (1,224,077) 25,010,119 1,597,190
Equity Index Class P 1,744,061 24,082,837 (398,420) 101,113 (723,757) 24,805,834 137,937
Focused Growth Class P 2,129,483 178,281 (124,203) 62,853 (291,293) 1,955,121 24,595
Growth Class P 15,236,875 8,029,156 (1,114,120) 192,699 (2,156,112) 20,188,498 230,218
Large-Cap Core Class P 91,096,226 4,677,667 (23,341,147) 7,980,166 (14,201,474) 66,211,438 646,789
Large-Cap Growth Class P 34,017,532 10,180,512 (2,260,380) 848,611 (3,760,496) 39,025,779 1,063,165
Large-Cap Plus Bond Alpha Class P 50,209,606 731,062 – – (2,357,628) 48,583,040 4,176,238
Large-Cap Value Class P 10,672,943 138,497 (1,754,213) 299,444 (24,443) 9,332,228 187,436
Mid-Cap Growth Class P 21,711,925 421,767 (3,078,407) (209,509) (836,284) 18,009,492 615,758
Mid-Cap Plus Bond Alpha Class P 9,756,693 6,211,553 (373,060) 173,608 (276,915) 15,491,879 301,283
Mid-Cap Value Class P 15,132,772 146,950 (4,359,757) 789,223 (424,381) 11,284,807 204,699
QQQ Plus Bond Alpha Class P 44,807,831 867,538 (6,318,990) 986,603 (3,315,713) 37,027,269 3,156,642
Small-Cap Equity Class P 5,260,723 3,381,968 (2,542,507) 80,829 (49,200) 6,131,813 126,441
Small-Cap Growth Class P 6,646,886 15,475,562 (6,818,494) (145,213) (339,829) 14,818,912 383,585
Small-Cap Index Class P 4,640,683 60,215 (3,391,635) 478,786 (254,190) 1,533,859 36,742
Small-Cap Plus Bond Alpha Class P 8,608,763 78,354 (1,377,682) 169,611 (45,172) 7,433,874 646,382
Small-Cap Value Class P 1,335,678 7,522,960 (268,940) 51,868 (3,516) 8,638,050 210,842
Value Class P 76,659,316 1,372,743 (21,622,122) 7,638,305 (6,150,238) 57,898,004 1,847,991
Value Advantage Class P 24,674,828 331,510 (8,365,054) 1,772,158 (1,562,498) 16,850,944 503,416
Emerging Markets Class P 27,574,316 3,691,655 (6,919,932) 1,358,372 (252,824) 25,451,587 977,215
International Equity Plus Bond Alpha
Class P 35,716,149 147,555 (9,133,630) 2,349,076 (2,271,318) 26,807,832 2,113,968
International Growth Class P 13,068,605 21,300,499 (1,356,729) 379,587 (2,125,935) 31,266,027 2,770,382
International Large-Cap Class P 20,748,152 5,202,211 (11,901,481) 2,299,004 (2,835,169) 13,512,717 733,552
International Small-Cap Class P 13,638,463 256,535 (7,765,984) 1,626,393 (1,375,406) 6,380,001 293,509
International Value Class P 41,182,479 6,151,356 (11,843,103) 5,270,577 (3,232,529) 37,528,780 1,218,497
Real Estate Class P 6,671,483 140,441 (712,733) 112,321 164,151 6,375,663 157,012
Total $ 1,353,974,908 $ 228,410,735 ( $ 294,823,643 ) $ 42,853,380 ( $ 57,958,045 ) $ 1,272,457,335
– – – – – –
Portfolio Optimization Moderate
Bond Plus Class P $ 263,893,833 $ – ( $ 29,343,863 ) $ 1,300,726 ( $ 1,926,079 ) $ 233,924,617 22,003,152
Core Income Class P 105,413,625 – (10,280,771) 1,367,450 (1,705,622) 94,794,682 7,084,000
Diversified Bond Class P 465,198,934 874,951 (125,003,035) 11,363,953 (12,590,714) 339,844,089 22,533,949
Floating Rate Income Class P 32,256,872 687,975 (2,950,748) 153,393 (338,340) 29,809,152 1,649,270
High Yield Bond Class P 161,321,566 67,137,194 (16,920,392) 1,558,132 (2,903,381) 210,193,119 16,634,305
Inflation Managed Class P 32,029,982 799,362 (2,777,528) 89,654 (105,756) 30,035,714 1,957,909
Intermediate Bond Class P 337,496,183 217,426,899 (25,209,214) 2,462,060 (490,721) 531,685,207 52,473,887
Short Duration Bond Class P 386,688,986 – (59,366,935) 2,579,249 (1,496,896) 328,404,404 26,226,753
Total Return Class P 471,111,225 – (137,328,325) 15,703,371 (18,172,974) 331,313,297 19,657,664
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate (continued)
Emerging Markets Debt Class P $ 97,034,717 $ – ( $ 7,413,433 ) $ 1,355,078 ( $ 1,876,879 ) $ 89,099,483 5,690,050
Equity Index Class P 12,153,378 175,198,317 (2,486,706) 1,082,212 (5,847,575) 180,099,626 1,001,474
Focused Growth Class P 15,230,081 2,138,780 (790,828) 363,094 (2,082,253) 14,858,874 186,922
Growth Class P 161,866,249 30,203,038 (8,697,204) 3,936,569 (21,335,989) 165,972,663 1,892,656
Large-Cap Core Class P 669,975,819 37,567,852 (172,266,729) 63,934,384 (110,321,989) 488,889,337 4,775,734
Large-Cap Growth Class P 300,759,655 48,503,230 (16,134,265) 6,428,920 (29,986,277) 309,571,263 8,433,539
Large-Cap Plus Bond Alpha Class P 340,288,249 1,926,685 – – (16,094,381) 326,120,553 28,033,587
Large-Cap Value Class P 100,484,241 55,077 (42,620,040) 10,728,839 (7,317,313) 61,330,804 1,231,815
Mid-Cap Growth Class P 174,217,463 1,471,182 (14,743,267) 15,407 (8,812,496) 152,148,289 5,202,063
Mid-Cap Plus Bond Alpha Class P 95,534,237 33,134,621 (4,351,815) 2,025,172 (2,332,272) 124,009,943 2,411,719
Mid-Cap Value Class P 79,744,783 – (22,632,007) 4,104,772 (2,193,831) 59,023,717 1,070,651
QQQ Plus Bond Alpha Class P 289,489,523 3,525,348 (4,819,038) 752,411 (18,197,488) 270,750,756 23,081,992
Small-Cap Equity Class P 39,873,020 28,159,965 (19,588,062) 937,413 (838,621) 48,543,715 1,000,995
Small-Cap Growth Class P 65,283,931 53,656,638 (34,345,134) (500,739) (850,895) 83,243,801 2,154,750
Small-Cap Index Class P 6,321,663 5,303,882 (493,314) 116,826 (320,265) 10,928,792 261,790
Small-Cap Plus Bond Alpha Class P 54,463,669 11,680,382 (5,284) 596 (416,181) 65,723,182 5,714,691
Small-Cap Value Class P 24,835,623 40,163,236 (2,101,069) 209,508 1,456,152 64,563,450 1,575,900
Value Class P 537,445,139 4,084,814 (137,352,951) 51,077,393 (41,212,096) 414,042,299 13,215,420
Value Advantage Class P 179,388,552 709,524 (58,435,182) 15,017,226 (13,584,832) 123,095,288 3,677,431
Emerging Markets Class P 131,470,887 18,026,581 (33,790,082) 7,734,012 (2,545,701) 120,895,697 4,641,797
International Equity Plus Bond Alpha
Class P 190,736,477 – (16,720,822) 4,246,885 (6,162,014) 172,100,526 13,571,220
International Growth Class P 122,049,560 104,339,219 (8,651,396) 2,480,222 (13,161,686) 207,055,919 18,346,558
International Large-Cap Class P 153,296,119 13,754,178 (76,745,413) 14,841,807 (18,126,351) 87,020,340 4,723,992
International Small-Cap Class P 97,538,433 803,013 (70,716,144) 13,530,351 (10,850,527) 30,305,126 1,394,174
International Value Class P 224,772,583 36,492,845 (35,456,185) 15,725,310 (5,690,032) 235,844,521 7,657,480
Real Estate Class P 31,808,942 720,143 (3,564,460) 112,342 1,207,539 30,284,506 745,809
Total $ 6,451,474,199 $ 938,544,931 ( $ 1,204,101,641 ) $ 256,833,998 ( $ 377,224,736 ) $ 6,065,526,751
– – – – – –
Portfolio Optimization Growth
Bond Plus Class P $ 114,908,551 $ 9,184,759 ( $ 9,237,514 ) $ 363,242 ( $ 707,221 ) $ 114,511,817 10,771,081
Core Income Class P 48,912,328 2,711,365 (4,702,163) 453,390 (631,026) 46,743,894 3,493,168
Diversified Bond Class P 218,782,947 11,561,287 (49,029,201) 4,794,490 (5,341,917) 180,767,606 11,986,108
Floating Rate Income Class P 31,071,414 838,148 (3,057,280) 158,054 (338,019) 28,672,317 1,586,372
High Yield Bond Class P 124,314,358 2,580,194 (10,849,722) 694,290 (1,209,379) 115,529,741 9,142,815
Inflation Managed Class P 30,852,798 945,308 (2,888,953) 90,716 (109,654) 28,890,215 1,883,238
Intermediate Bond Class P 201,866,972 134,572,843 (47,334,062) 5,344,724 (4,113,893) 290,336,584 28,654,341
Short Duration Bond Class P 279,358,306 7,133,924 (28,807,366) 981,352 (219,007) 258,447,209 20,639,891
Total Return Class P 191,823,982 33,177,321 (47,362,540) 6,042,251 (7,280,380) 176,400,634 10,466,300
Emerging Markets Debt Class P 62,312,425 8,231 (33,483,745) 5,408,929 (5,678,672) 28,567,168 1,824,350
Equity Index Class P 12,939,105 191,107,996 (2,583,624) 267,768 (5,597,253) 196,133,992 1,090,635
Focused Growth Class P 17,726,886 1,126,330 (842,321) 291,082 (2,223,111) 16,078,866 202,269
Growth Class P 185,383,966 36,711,737 (9,635,160) 6,133,203 (26,429,516) 192,164,230 2,191,329
Large-Cap Core Class P 725,719,842 49,048,824 (191,713,093) 67,517,231 (118,528,514) 532,044,290 5,197,294
Large-Cap Growth Class P 353,062,643 41,110,288 (17,727,791) 6,640,189 (33,609,736) 349,475,593 9,520,638
Large-Cap Plus Bond Alpha Class P 363,527,840 889,828 (1,696,160) 101,679 (17,402,889) 345,420,298 29,692,609
Large-Cap Value Class P 109,821,568 – (53,593,849) 9,161,653 (5,229,211) 60,160,161 1,208,303
Mid-Cap Growth Class P 198,217,891 82,004 (25,133,622) 2,454,351 (12,229,426) 163,391,198 5,586,466
Mid-Cap Plus Bond Alpha Class P 154,268,071 – (12,682,900) 6,050,740 (4,984,866) 142,651,045 2,774,247
Mid-Cap Value Class P 76,814,504 851,912 (4,651,360) 805,998 331,372 74,152,426 1,345,076
QQQ Plus Bond Alpha Class P 309,147,264 3,425,049 – – (19,188,909) 293,383,404 25,011,467
Small-Cap Equity Class P 55,753,956 16,985,708 (22,123,321) 698,182 631,070 51,945,595 1,071,143
Small-Cap Growth Class P 70,823,067 90,166,678 (35,692,485) 5,067,538 (7,316,125) 123,048,673 3,185,092
Small-Cap Index Class P 7,307,343 6,995,718 (581,550) 138,428 (427,833) 13,432,106 321,754
Small-Cap Plus Bond Alpha Class P 96,325,132 – (4,520,626) 660,372 7,219 92,472,097 8,040,534
Small-Cap Value Class P 45,392,819 23,944,905 (2,547,697) 254,462 3,182,416 70,226,905 1,714,137
Value Class P 590,127,913 292,514 (118,143,708) 45,948,454 (36,467,008) 481,758,165 15,376,778
Value Advantage Class P 184,067,067 – (33,444,389) 6,783,092 (6,342,194) 151,063,576 4,512,975
Emerging Markets Class P 221,621,313 8,458,365 (36,851,906) 9,576,263 696,053 203,500,088 7,813,397
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
As of March 31, 2026, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
4. SECURITIES LENDING
Certain Funds may participate in the Trust’s securities lending program, consistent with applicable regulatory requirements and lending limits, whereby Fund holdings may be loaned to certain approved brokers, dealers and qualified financial institutions who are required to secure the loans continuously with collateral that meets certain guidelines and regulations and who pay the Fund’s negotiated lenders’ fees. By lending its securities,
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2026
Value as of
January 1, 2026
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
International Equity Plus Bond Alpha
Class P $ 212,626,303 $ 11,505,272 ( $ 3,272,401 ) $ 652,011 ( $ 4,845,641 ) $ 216,665,544 17,085,455
International Growth Class P 225,228,811 78,997,578 (12,382,270) 3,537,962 (16,201,705) 279,180,376 24,737,274
International Large-Cap Class P 215,184,702 4,481,693 (107,692,749) 20,019,054 (23,951,792) 108,040,908 5,865,116
International Small-Cap Class P 125,272,533 1,519,073 (39,814,753) 8,228,088 (7,756,399) 87,448,542 4,023,031
International Value Class P 295,478,363 44,051,464 (76,796,918) 30,371,481 (16,169,139) 276,935,251 8,991,628
Real Estate Class P 61,279,356 1,738,236 (7,307,162) 94,356 2,454,428 58,259,214 1,434,736
Total $ 6,217,322,339 $ 816,204,552 ( $ 1,058,184,361 ) $ 255,785,075 ( $ 383,227,877 ) $ 5,847,899,728
– – – – – –
Portfolio Optimization Aggressive-Growth
Bond Plus Class P $ 4,436,039 $ 984,126 ( $ 418,928 ) $ 29,338 ( $ 45,454 ) $ 4,985,121 468,905
Core Income Class P 1,622,333 551,222 (204,348) 10,281 (18,835) 1,960,653 146,519
Diversified Bond Class P 974,405 8,431,031 (908,727) 91,184 (135,461) 8,452,432 560,453
Floating Rate Income Class P 8,141,568 263,938 (864,915) 44,886 (92,028) 7,493,449 414,595
High Yield Bond Class P 16,286,908 426,833 (1,547,633) 85,302 (154,731) 15,096,679 1,194,724
Inflation Managed Class P 8,084,333 292,057 (819,928) 303 (6,400) 7,550,365 492,178
Intermediate Bond Class P 6,976,962 7,410,887 (572,098) 31,426 31,212 13,878,389 1,369,707
Short Duration Bond Class P 48,799,882 1,512,425 (5,413,761) 182,944 (51,782) 45,029,708 3,596,124
Total Return Class P 18,381,166 9,188 (9,915,620) 590,997 (601,150) 8,464,581 502,225
Emerging Markets Debt Class P 8,163,837 45,526 (697,071) 66,553 (112,863) 7,465,982 476,791
Equity Index Class P 3,713,192 56,130,175 (531,471) 58,363 (1,665,679) 57,704,580 320,876
Focused Growth Class P 5,125,123 683,393 (242,479) 85,296 (671,028) 4,980,305 62,651
Growth Class P 73,342,684 2,405,447 (9,995,061) 6,415,094 (13,138,837) 59,029,327 673,136
Large-Cap Core Class P 209,120,074 22,507,165 (57,955,594) 20,331,130 (35,574,696) 158,428,079 1,547,611
Large-Cap Growth Class P 113,783,933 6,679,653 (5,277,294) 2,008,598 (10,328,190) 106,866,700 2,911,331
Large-Cap Plus Bond Alpha Class P 103,454,340 985,872 (788,047) 47,241 (5,021,151) 98,678,255 8,482,463
Large-Cap Value Class P 32,515,024 20,514 (14,408,690) 2,471,339 (1,364,676) 19,233,511 386,301
Mid-Cap Growth Class P 55,122,865 4,188,672 (3,152,674) 2,319 (3,014,491) 53,146,691 1,817,125
Mid-Cap Plus Bond Alpha Class P 66,407,150 – (20,394,538) 8,668,895 (7,800,149) 46,881,358 911,739
Mid-Cap Value Class P 15,335,019 8,405,231 (1,406,428) 236,283 (313,909) 22,256,196 403,713
QQQ Plus Bond Alpha Class P 77,022,906 17,165,397 – – (5,861,040) 88,327,263 7,530,059
Small-Cap Equity Class P 23,049,464 2,531,910 (8,212,277) 612,819 170,022 18,151,938 374,302
Small-Cap Growth Class P 37,593,457 8,140,967 (2,624,950) 446,426 (165,184) 43,390,716 1,123,161
Small-Cap Index Class P 2,552,875 1,969,152 (169,496) 40,929 (119,876) 4,273,584 102,370
Small-Cap Plus Bond Alpha Class P 34,413,190 – (2,923,826) 352,861 (44,677) 31,797,548 2,764,826
Small-Cap Value Class P 14,787,101 9,789,689 (802,828) 161,940 940,071 24,875,973 607,186
Value Class P 155,781,461 150,270 (16,925,979) 6,029,797 (4,173,702) 140,861,847 4,496,034
Value Advantage Class P 53,971,885 44,935 (12,141,531) 2,546,381 (2,350,392) 42,071,278 1,256,866
Emerging Markets Class P 66,363,296 1,724,596 (10,425,015) 3,274,785 (155,712) 60,781,950 2,333,726
International Equity Plus Bond Alpha
Class P 63,343,348 9,737,475 (1,281,795) 255,392 (1,950,539) 70,103,881 5,528,137
International Growth Class P 87,225,487 17,487,838 (7,040,208) 2,102,398 (6,055,237) 93,720,278 8,304,252
International Large-Cap Class P 57,376,674 9,826,921 (31,022,360) 5,725,856 (7,155,199) 34,751,892 1,886,544
International Small-Cap Class P 49,236,669 239,691 (19,409,068) 3,803,335 (3,398,098) 30,472,529 1,401,875
International Value Class P 89,770,245 14,307,738 (23,001,876) 9,832,550 (5,597,603) 85,311,054 2,769,908
Real Estate Class P 16,057,103 544,642 (2,036,691) 18,263 642,518 15,225,835 374,963
Total $ 1,628,331,998 $ 215,594,576 ( $ 273,533,205 ) $ 76,661,504 ( $ 115,354,946 ) $ 1,531,699,927
– – – – – –
Portfolio
Ownership
Percentage
Capital Appreciation 23.44%
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
a Fund attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Fund.
The Fund receives cash, cash equivalents, or U.S. Government securities in an amount at least equal to 102% of the market value of loaned U.S.
securities, and 105% of the market value of loaned foreign securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. The market value of the loaned securities plus any accrued interest is determined at the close of each business day of the Fund and any additional required collateral is delivered to the fund, or excess collateral returned by the Fund, on the next day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the
Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in money market instruments and/or repurchase agreements.
The market values of securities loaned by participating Funds and the collateral held for securities on loan as March 31, 2026, were as follows:
Portfolio
Market Value of
Securities on Loan
Cash Collateral
Received for Loans
Outstanding (1)
Bond Plus $ 7,416,418 $ 7,662,140
Core Income 9,039,470 9,806,117
Diversified Bond 75,777,279 77,784,891
Floating Rate Income 16,173,442 16,504,535
High Yield Bond 92,294,719 98,278,108
Intermediate Bond 14,526,476 14,925,440
Short Duration Bond 35,454,108 37,434,011
Total Return 29,915,037 30,687,021
Emerging Markets Debt 15,447,048 16,219,420
Equity Index 34,171,668 34,311,770
Focused Growth – 3,706,479
Large-Cap Growth 45,924,335 45,015,704
Large-Cap Plus Bond Alpha 16,681,213 17,133,281
Large-Cap Value 8,576,568 8,742,848
Mid-Cap Growth 23,420,471 22,933,092
Mid-Cap Plus Bond Alpha 9,071,516 9,302,794
Mid-Cap Value 7,694,596 7,732,670
QQQ Plus Bond Alpha 13,047,199 13,424,398
Small-Cap Equity 3,494,356 3,383,750
Small-Cap Growth 19,453,638 18,920,934
Small-Cap Index 60,705,873 58,840,304
Small-Cap Plus Bond Alpha 2,269,998 2,331,991
Small-Cap Value 5,884,978 5,918,295
Value 5,688,654 5,941,886
Value Advantage 5,207,146 5,132,326
Emerging Markets 1,239,284 1,179,701
International Equity Plus Bond Alpha 2,713,510 2,816,347
International Small-Cap 9,368,000 9,303,711
International Value 86,739,018 90,078,640
Health Sciences 6,155,562 5,862,044
Real Estate 4,110,902 4,154,460
Technology 237,240 228,592
Capital Appreciation 2,444,126 2,411,149
PSF Avantis Balanced Allocation 5,413,030 5,441,171
PD 1-3 Year Corporate Bond 10,236,751 11,124,414
PD Aggregate Bond Index 1,361,836 1,411,622
PD High Yield Bond Market 11,088,339 11,457,380
PD Large-Cap Growth Index 7,155,547 7,034,036
PD Large-Cap Value Index 7,380,578 7,414,563
PD Mid-Cap Index 1,677,445 1,631,537
PD Small-Cap Growth Index 5,559,408 5,357,982
PD Small-Cap Value Index 3,085,813 2,995,005
PD International Large-Cap Index 3,846,848 3,907,311
(1)
As of March 31, 2026, no non-cash collateral was received for loans outstanding.
4. SECURITIES LENDING (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2026 (Unaudited)
In accordance with U.S. GAAP, any securities on loan and cash collateral received and invested in money market instruments and/or repurchase agreements for securities lending transactions is presented in the respective Fund’s Schedule of Investments. The securities on loan, if any, are disclosed in the respective Fund’s Schedule of Investments.
4. SECURITIES LENDING (Continued)